                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number  811-09645
                                   -------------------------------------
                              Nations Funds Trust
     ---------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                           One Bank of America Plaza
                                 NC1-002-33-31
                                 Charlotte NC                28255
     ---------------------------------------------------------------------
            (Address of principal executive offices)       (Zip code)

                           Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
   ---------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 704-388-4353
                                                   ---------------------

Date of fiscal year end:  03-31-2004
                        ----------------------

Date of reporting period:  09-30-2003
                         ---------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

          Municipal Bond Funds
          Stock Funds
          Nations Money Market Funds
          International/Global Stock Funds
          Index Funds
          Government & Corporate Bond Funds
          Nations LifeGoal Portfolios
          Fixed Income Sector Portfolios

                                             Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Intermediate
                                             Municipal Bond Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations KS Municipal
                                             Income Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

          MUNICIPAL BOND FUNDS               Nations NC Intermediate
          ---------------------------------  Municipal Bond Fund
          Semiannual report for the period
            ended September 30, 2003         Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund







                                            [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                        Nations Short-Term Municipal Income Fund                     3
                                        Nations Intermediate Municipal Bond Fund                    24
                                        Nations Municipal Income Fund                               53
                                        Nations CA Intermediate Municipal Bond Fund                 68
                                        Nations CA Municipal Bond Fund                              74
                                        Nations FL Intermediate Municipal Bond Fund                 83
                                        Nations FL Municipal Bond Fund                              91
                                        Nations GA Intermediate Municipal Bond Fund                 95
                                        Nations KS Municipal Income Fund                           101
                                        Nations MD Intermediate Municipal Bond Fund                107
                                        Nations NC Intermediate Municipal Bond Fund                116
                                        Nations SC Intermediate Municipal Bond Fund                125
                                        Nations TN Intermediate Municipal Bond Fund                132
                                        Nations TX Intermediate Municipal Bond Fund                136
                                        Nations VA Intermediate Municipal Bond Fund                143
                                     Statements of operations                                      154
                                     Statements of changes in net assets                           158
                                     Schedules of capital stock activity                           164
                                     Financial highlights                                          180
                                     Notes to financial statements                                 210

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.

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                      [This page intentionally left blank]

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.6%
            ALABAMA -- 2.6%
 $ 1,000    Alabama State, Public School and College Authority,
              Revenue, Series 1996, (MBIA Insured),
              5.250% 11/01/05...................................  Aaa       AAA        $    1,083
   2,000    Alabama, 21st Century Authority Settlement Revenue,
              5.250% 12/01/07...................................  A1        A-              2,084
   2,000    Birmingham, Alabama, GO, Series 2002B, (AMBAC
              Insured),
              5.000% 12/01/04...................................  Aaa       AAA             2,091
   2,000    Butler, Alabama, Industrial Development Board, PCR
              Refunding, (James River Project) Series 1993,
              5.500% 12/01/05...................................  Ba2       BB              1,995
   2,100    Hoover, Alabama, GO, Series 2003, (MBIA Insured),
              5.000% 03/01/08...................................  Aaa       AAA             2,349
   1,050    Huntsville, Alabama, Electric System Revenue, Series
              2002, (FSA Insured),
              3.000% 12/01/04...................................  Aaa       AAA             1,073
   1,000    Huntsville, Alabama, GO Refunding, Series 2002F,
              4.000% 08/01/05...................................  Aa2       AA              1,051
   8,870    Huntsville, Alabama, GO, Series 1995A,
              5.100% 02/01/08...................................  Aa2       AA              9,407
   5,000    Jefferson County, Alabama, Sewer Revenue, Series
              2003C-4,
              1.000% 02/01/42...................................  Aaa       AAA             5,000
   3,085    Montgomery, Alabama, Downtown Redevelopment
              Authority Lease Revenue Refunding, (State of
              Alabama Project) Series 2002,
              5.000% 10/01/07...................................  Aaa       AAA             3,444

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 1,140    Montgomery, Alabama, Water Works and Sewer Board,
              Water and Sewer System Revenue Refunding, Series
              2002A, (AMBAC Insured),
              5.000% 09/01/04...................................  Aaa       AAA        $    1,181
                                                                                       ----------
                                                                                           30,758
                                                                                       ----------
            ALASKA -- 2.3%
   1,395    Alaska, Municipal Board Bank Authority, Revenue,
              AMT, Series 2003A,
              (MBIA Insured),
              3.500% 12/01/04...................................  Aaa       AAA             1,433
     845    Alaska, Municipal Board Bank Authority, Revenue,
              AMT, Series 2003A, (MBIA Insured),
              3.500% 12/01/05...................................  Aaa       AAA               883
   4,600    Anchorage, Alaska, Electric Utility Revenue
              Refunding, Senior Lien, Series 1999, (MBIA
              Insured),
              5.000% 06/01/06...................................  Aaa       AAA             5,022
   1,450    Anchorage, Alaska, GO, Series 2002A, (MBIA Insured),
              4.000% 06/01/04...................................  Aaa       AAA             1,479
   4,890    Anchorage, Alaska, GO, Series 2002A, (MBIA Insured),
              4.000% 06/01/06...................................  Aaa       AAA             5,215
   8,700    North Slope Borough, Alaska, GO, Series 1996, (MBIA
              Insured),
              2.190%& 06/30/07..................................  Aaa       AAA             8,018
   1,500    North Slope Borough, Alaska, GO, Series 2000B, (MBIA
              Insured),
              1.820%& 06/30/06..................................  Aaa       AAA             1,427
   1,500    North Slope Borough, Alaska, GO, Series 2001A, (MBIA
              Insured),
              2.230%& 06/30/07..................................  Aaa       AAA             1,380

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 3,000    Valdez, Alaska, Marine Terminal Revenue Refunding,
              (Arco Transportation Alaska, Inc. Project) Series
              1994B, (Atlantic Richfield Company Guarantee),
              Mandatory Put 01/01/04 @ 100,
              2.000%&& 05/01/31.................................  A1        A+         $    3,007
                                                                                       ----------
                                                                                           27,864
                                                                                       ----------
            ARIZONA -- 2.4%
   6,250    Arizona State, Transportation Board Excise Tax
              Revenue, (Maricopa County Regional Area Road Fund
              Project) Series 2002,
              5.000% 12/15/05...................................  Aa2       AA              6,767
   1,370    Arizona State, Transportation Board Highway Revenue
              Refunding, Series 1993A,
              5.000% 07/01/09...................................  Aa2       AA              1,547
   2,100    Arizona State, Transportation Board Highway Revenue,
              Series 2003A,
              6.000% 07/01/05...................................  Aa1       AAA             2,278
   2,400    Arizona, Electric Systems Revenue Refunding, (Salt
              River Project) Series 2002D,
              5.000% 01/01/08...................................  Aa2       AA              2,684
   2,010    Maricopa County, Arizona, Unified High School
              District Number 210 Phoenix, GO, Unrefunded
              Balance, Series 2009,
              5.000% 07/01/09...................................  Aa3       AA              2,214
   2,035    Maricopa County, Arizona, Unified School District
              Number 48, GO Refunding, Series 1991B,
              6.300% 07/01/04...................................  Aa2       AA              2,115
   5,480    Northern Arizona University, Revenue Refunding,
              Series 2002, (FGIC Insured),
              4.000% 06/01/04...................................  Aaa       AAA             5,590

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 5,225    Phoenix, Arizona, GO Refunding, Series 1993A,
              5.300% 07/01/06...................................  Aa1       AA+        $    5,769
                                                                                       ----------
                                                                                           28,964
                                                                                       ----------
            ARKANSAS -- 1.4%
   2,500    Arkansas State, Development Finance Authority,
              Facilities Revenue, (Waste Management Inc.
              Project) Series 2001, AMT, Mandatory Put 08/01/04
              @ 100,
              3.000% 08/01/21...................................  Baa2      BBB             2,504
   2,100    Arkansas State, GO, Series 2001A
              4.500% 08/01/06...................................  Aa2       AA              2,280
   8,550    Arkansas State, GO, Series 2001A,
              4.000% 08/01/05...................................  Aa2       AA              9,000
   3,000    Pope County, Arkansas, Revenue Refunding, (Entergy
              Arkansas Incorporated Project) Series 2001, AMT,
              Mandatory Put 09/01/05 @ 100,
              5.050% 09/01/28...................................  Baa3      BBB-            3,080
                                                                                       ----------
                                                                                           16,864
                                                                                       ----------
            CALIFORNIA -- 0.1%
   1,150    California State, Department of Water Resources
              Power Supply Revenue, Series 2002A,
              5.500% 05/01/05...................................  A3        BBB+            1,220
                                                                                       ----------
            COLORADO -- 2.7%
   5,000    Colorado, Platte River Power Authority, Power
              Revenue, Series 2003FF,
              5.000% 06/01/06...................................  Aa3       AA-             5,459
  14,895    Colorado, Public Highway Authority, Highway Revenue,
              Series 1997B, (MBIA Insured),
              2.240% 09/01/07...................................  Aaa       AAA            13,648
   2,370    Colorado, Regional Transportation District, Sales
              Tax Revenue Refunding, Series 2003A, (FSA
              Insured),
              5.000% 11/01/07...................................  Aaa       AAA             2,655

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 2,275    Denver City and County, Colorado, Airport Revenue
              Refunding, Series 2001D, AMT, (FSA Insured),
              5.000% 11/15/05...................................  Aaa       AAA        $    2,437
   1,605    Denver City and County, Colorado, Art Museum, GO,
              Series 2002
              4.500% 08/01/04...................................  Aa1       AA+             1,651
   1,000    Denver City and County, Colorado, Board Water
              Commission Refunding Revenue, Series 2001B,
              5.000% 09/01/06...................................  Aa1       AA+             1,100
   4,695    Thornton, Colorado, GO Refunding, Series 2002, (FSA
              Insured)
              4.000% 12/01/04...................................  Aaa       AAA             4,855
                                                                                       ----------
                                                                                           31,805
                                                                                       ----------
            CONNECTICUT -- 1.5%
   2,525    Connecticut State, GO, Series 1999A,
              5.000% 06/15/05...................................  Aa3       AA              2,690
  10,000    Connecticut State, Special Tax Obligation Revenue
              Refunding, (Transportation Infrastructure
              Project), Series 2003A,
              4.000% 09/01/05...................................  Aaa       AAA            10,539
   2,000    Connecticut State, Special Tax Obligation, Revenue
              Refunding, (Transportation Infrastructure Project)
              Series 1993A,
              5.375% 09/01/08...................................  A1        AA-             2,287
   2,025    Connecticut State, Special Tax Obligation, Revenue
              Refunding, (Transportation Infrastructure Project)
              Series 2001B,
              5.000% 10/01/04...................................  A1        AA-             2,105
                                                                                       ----------
                                                                                           17,621
                                                                                       ----------
            DELAWARE -- 0.2%
   1,000    Delaware, Transportation Authority, Transportation
              System Revenue, Series 1998, (MBIA Insured),
              4.500% 07/01/09...................................  Aaa       AAA             1,095

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            DELAWARE -- (CONTINUED)
 $ 1,330    Wilmington, Delaware, GO, (AMBAC Insured),
              3.250% 12/01/03...................................  Aaa       AAA        $    1,335
                                                                                       ----------
                                                                                            2,430
                                                                                       ----------
            DISTRICT OF COLUMBIA -- 1.5%
   3,000    District of Columbia, Revenue, (Field School
              Project) Series 2001A, (First Union National Bank
              LOC),
              1.050%&& 07/01/31.................................  A1        A+              3,000
   8,500    District of Columbia, Revenue, Series 2002B, (MBIA
              Insured),
              0.900% 08/01/37...................................  Aaa       AAA             8,500
   2,085    Metropolitan Washington, District of Columbia,
              Airport Authority, Virginia General Airport
              Revenue, Series 1997B, AMT, (FGIC Insured),
              5.750% 10/01/03...................................  Aaa       AAA             2,085
   4,000    Metropolitan, Washington, District of Columbia,
              Airports Authority, Virginia General Airport
              Revenue, Series 1997B, (FGIC Insured), AMT,
              6.000% 10/01/06...................................  Aaa       AAA             4,474
                                                                                       ----------
                                                                                           18,059
                                                                                       ----------
            FLORIDA -- 7.3%
   5,000    Alachua County, Florida, Health Facilities
              Authority, Health Facilities Revenue, (Shands
              Teaching Hospital Project) Series 2002A, (SunTrust
              Bank LOC),
              1.200%&& 12/01/12.................................  VMIG1     NR              5,000
   4,000    Broward County, Florida, Airport System Revenue
              Refunding, Series 2003K, (FGIC Insured),
              5.000% 10/01/07...................................  Aaa       AAA             4,461
   1,700    Escambia County, Florida, Health Facilities
              Authority, Revenue, (Ascension Health Credit
              Project) Series 2003A,
              5.000% 11/15/07...................................  Aa2       AA              1,880

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 2,195    Florida State, Board of Education, GO, Series 2003D,
              5.000% 06/01/07...................................  Aa2       AA+        $    2,443
   2,000    Florida State, Board of Education, GO, Series 2003I,
              5.000% 06/01/08...................................  Aa2       AA+             2,249
   2,500    Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (Altamonte Project)
              Series 1994C, Mandatory Put 12/01/03 @ 100,
              7.000% 12/01/24...................................  Baa1      BBB+            2,520
   5,000    Gainesville, Florida, Utilities System Revenue,
              Series 2003C,
              5.000% 10/01/08...................................  Aa2       AA              5,632
   1,240    Greater Orlando Aviation Authority, Orlando,
              Florida, Airport Facilities Revenue Refunding,
              Series 2002C, (MBIA Insured),
              5.250% 10/01/07...................................  Aaa       AAA             1,399
   1,795    Hillsborough County, Florida, Aviation Authority,
              Revenue Refunding, (Tampa International Airport
              Project) AMT, Series 2003D, (MBIA Insured),
              4.000% 10/01/05...................................  Aaa       AAA             1,881
   2,500    Hillsborough County, Florida, Aviation Authority
              Revenue, (Tampa International Airport Project)
              Series 1993D, (FGIC Insured), Prerefunded 10/01/03
              @ 102,
              5.375% 10/01/23...................................  Aaa       AAA             2,550
   1,870    Hillsborough County, Florida, Aviation Authority,
              Revenue Refunding, (Tampa International Airport
              Project) AMT, Series 2003D, (MBIA Insured),
              5.000% 10/01/06...................................  Aaa       AAA             2,037

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 7,000    Hillsborough County, Florida, Industrial Development
              Authority, PCR Refunding, (Tampa Electric Company
              Project) Series 1993, Mandatory Put 08/01/07 @
              100,
              4.250% 11/01/20...................................  Baa3      BBB-       $    6,985
   2,000    Jacksonville, Florida, Guaranteed Entitlement
              Improvement Revenue Refunding, Series 2002, (FGIC
              Insured),
              3.000% 10/01/03...................................  Aaa       AAA             2,000
   2,000    Jacksonville, Florida, Sales Tax Revenue, (River
              City Renaissance Project) Series 1995, (FGIC
              Insured), Prerefunded 10/01/05 @ 101,
              5.375% 10/01/18...................................  Aaa       AAA             2,188
   5,000    Jea, Florida, St. Johns River Power Park Systems
              Revenue Refunding, Series 2002,
              5.000% 10/01/06...................................  Aa2       AA              5,501
   5,000    Jea, Florida, St. Johns River Power Park Systems
              Revenue Refunding, Series 2003-18,
              5.000% 10/01/05...................................  Aa2       AA              5,370
   2,200    Jea, Florida, St. Johns River Power System Revenue,
              Series 2003,
              2.000% 10/01/03...................................  Aa2       AA              2,200
   3,775    Jea, Florida, Water and Sewer Revenue, Series 2002B,
              (FSA Insured),
              5.250% 10/01/07...................................  Aaa       AAA             4,259
   1,380    Kissimmee, Florida, Utilities Authority Electric
              System Revenue Refunding, Series 2001, (AMBAC
              Insured),
              5.000% 10/01/06...................................  Aaa       AAA             1,523
   7,305    Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07...................................  Aaa       AAA             8,163

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 1,300    Miami-Dade County, Florida, Aviation Revenue, (Miami
              International Airport Project) Series 2002, (FGIC
              Insured),
              5.000% 10/01/06...................................  Aaa       AAA        $    1,423
   3,870    Miami-Dade County, Florida, Aviation Revenue, Series
              2000-SG141, (FGIC Insured, Societe Generale SPA),
              1.130%&& 10/01/29.................................  A1        A+              3,870
   4,250    Pinellas County, Florida, Capital Improvement
              Revenue, Series 2000,
              4.500% 01/01/06...................................  Aa3       AA-             4,559
   1,000    Pinellas County, Florida, Research Recovery Revenue,
              Series 1996, AMT, (MBIA Insured),
              5.100% 10/01/03...................................  Aaa       AAA             1,000
   3,000    Tampa, Florida, Utility Tax and Special Revenue
              Refunding, Series 2001, (AMBAC Insured),
              6.000% 10/01/05...................................  Aaa       AAA             3,287
   1,985    Tampa, Florida, Water and Sewer Revenue Refunding,
              Series 2003A,
              4.000% 10/01/07...................................  Aa2       AA              2,143
                                                                                       ----------
                                                                                           86,523
                                                                                       ----------
            GEORGIA -- 8.4%
   2,000    Athens-Clarke County, Georgia, Unified Government
              Authority, Revenue, (University of Georgia
              Athletic Association Project) Series 2001,
              (SunTrust Bank LOC),
              1.200%&& 09/01/31.................................  VMIG1     NR              2,000
  19,600    Burke County, Georgia, Development Authority, PCR,
              (Oglethorpe Power Corporation) Series 1993A, (FGIC
              Insured, Bayerische Landesbank SBA),
              1.050%&& 01/01/16.................................  VMIG1     A+             19,601

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 6,555    Burke County, Georgia, Development Authority, PCR,
              (Georgia Power Company Vogtle Power Plant Project)
              Series 2000,
              1.100%&& 10/01/32.................................  NR        NR         $    6,555
   2,200    Burke County, Georgia, Development Authority, PCR,
              Series 1994,
              2.500% 10/01/32...................................  NR        NR              2,200
   3,380    Clayton County, Georgia Housing Authority,
              Multi-Family Housing Revenue Refunding, (Tara
              Court II Apartments Project) Series 2001, (FNMA
              Liquidity Facility), Mandatory Put 12/01/11 @ 100,
              4.350% 12/01/31...................................  Aaa       AAA             3,483
   1,200    Coweta County, Georgia, School District Sales Tax,
              GO, Series 2002, (State Aid Withholding),
              4.000% 08/01/07...................................  Aa2       AA              1,294
   2,000    Coweta County, Georgia, School District, GO, Series
              2002, (State Aid Withholding),
              5.000% 08/01/07...................................  Aa2       AA              2,230
   2,000    Dalton, Georgia, Building Authority, Revenue, Series
              2001,
              5.000% 07/01/05...................................  Aa3       A+              2,133
   2,300    DeKalb County, Georgia, Development Authority,
              Industrial Development Revenue, (Rock-Tenn
              Converting Company Project) Series 1995, (SunTrust
              Bank, Atlanta LOC),
              1.200%&& 04/01/10.................................  Aa2       AA              2,300
   6,185    DeKalb County, Georgia, Special Recreation Tax
              District, GO, Series 2001,
              5.000% 12/01/06...................................  Aaa       AA+             6,857
   2,600    Fayette County, Georgia, School District, GO, Series
              2001, (State Aid Withholding),
              5.250% 03/01/09...................................  Aa3       AA              2,957

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 6,500    Forsyth County, Georgia, Development Authority,
              Revenue, (Pinecrest Academy Inc. Project) Series
              2000, (SunTrust Bank LOC),
              1.100%&& 09/01/25.................................  VMIG1     NR         $    6,500
   6,230    Georgia State, GO, Series 1998D,
              5.250% 10/01/04...................................  Aaa       AAA             6,494
   5,750    Georgia State, GO, Series 2002,
              3.000% 11/01/04...................................  Aaa       AAA             5,874
   2,500    Georgia, George L. Smith II World Congress Center
              Authority, Revenue Refunding, (Domed Stadium
              Project) Series 2000, AMT, (MBIA Insured),
              6.000% 07/01/05...................................  Aaa       AAA             2,696
   2,855    Georgia, Private Colleges and Universities
              Authority, Revenue, (Emory University Project)
              Series 2002A,
              5.000% 09/01/06...................................  Aa2       AA              3,140
   2,400    Gwinnett County, Georgia, Development Authority,
              IDR, (Maltese Signs Inc. Project) Series 2000,
              AMT, (Suntrust Banks Inc. LOC),
              1.250%&& 02/01/15.................................  VMIG1     NR              2,400
   3,000    Houston County, Georgia, School District, GO, Series
              2002, (State Aid Withholding),
              4.000% 09/01/06...................................  Aa2       AA              3,214
   3,750    Monroe County, Georgia, Development Authority, PCR,
              (Georgia Power Company Plant Scherer Project)
              Series 2001, (AMBAC Insured), Mandatory Put
              12/01/08 @ 100,
              4.200% 01/01/12...................................  Aaa       AAA             4,078
   7,000    Richmond County, Georgia, Development Authority, IDR
              Refunding, (Archer Daniels Midland Project) Series
              1993,
              5.300% 05/01/05...................................  A1        A+              7,429

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 6,000    Richmond County, Georgia, GO, Board of Education,
              Series 2002, (State Aid Withholding)
              5.000% 11/01/05...................................  Aa2       AA         $    6,466
                                                                                       ----------
                                                                                           99,901
                                                                                       ----------
            GUAM -- 0.3%
   3,820    Guam, Airport Authority, Revenue, Series 1993A,
              6.375% 10/01/10...................................  Baa3      BBB-            3,900
                                                                                       ----------
            HAWAII -- 0.8%
   5,750    Hawaii State, GO Refunding, Series 1993CI
              4.700% 11/01/07...................................  Aa3       AA-             6,363
   2,500    Hawaii State, GO Refunding, Series 2002CY, (FSA
              Insured),
              5.250% 02/01/07...................................  Aaa       AAA             2,782
                                                                                       ----------
                                                                                            9,145
                                                                                       ----------
            IDAHO -- 0.9%
  10,500    Idaho, Housing and Financial Assistant, (Single
              Family Mortgage Project) Series 2002B-I,
              (Bayerische Landesbank Girozentrale Liquidity
              Facility),
              1.120%&& 07/01/33.................................  NR        NR             10,500
                                                                                       ----------
            ILLINOIS -- 6.6%
   1,260    Broadview, Illinois, Tax Increment Revenue, Series
              1999,
              4.750% 07/01/05...................................  NR        NR              1,312
   5,000    Chicago, Illinois, Board of Education, GO, Series
              2003B-3, (MBIA Insured),
              0.850%&& 03/01/33.................................  Aaa       AAA             5,000
   2,640    Chicago, Illinois, GO, Series 2003A, (XLCA Insured),
              2.740%& 12/01/08..................................  Aaa       AAA             2,293

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,000    Chicago, Illinois, Metropolitan Water Reclamation
              District, Greater Chicago Capital Improvement
              Bonds, Series 2002D,
              5.000% 12/01/07...................................  Aaa       AA+        $    2,239
   1,250    Chicago, Illinois, O'Hare International Airport
              Revenue Refunding, Second Lien, Series 1193C,
              (MBIA Insured),
              4.900% 01/01/07...................................  Aaa       AAA             1,286
   2,780    Chicago, Illinois, Single Family Mortgage Revenue,
              Series 2001, AMT, (FNMA/GNMA/FHLMC COLL, Merrill
              Lynch Capital Services SBA),
              1.180%&& 04/01/07.................................  A1        A+              2,780
   4,545    Cook County, Illinois, GO Refunding, Series 2003B,
              (MBIA Insured),
              5.000% 11/15/07...................................  Aaa       AAA             5,087
   1,500    Cook County, Illinois, GO, Series 1993B, (MBIA
              Insured),
              5.300% 11/15/07...................................  Aaa       AAA             1,538
   5,580    Cook County, Illinois, Township High School District
              Number 211 Palatine and Schaumb, GO, Series 2001,
              5.000% 12/01/05...................................  Aa2       AA              6,028
   1,400    Evanston, Illinois, GO Refunding, Series 2002C,
              5.000% 01/01/06...................................  Aaa       AAA             1,513
   5,205    Illinois State, GO Refunding, Series 2001, (FSA
              Insured),
              5.250% 10/01/06...................................  Aaa       AAA             5,768
   1,500    Illinois State, GO, Series 2001,
              5.000% 04/01/05...................................  Aa3       AA              1,586
   4,500    Illinois State, GO, Series 2001,
              5.000% 11/01/05...................................  Aa3       AA              4,847
   5,180    Illinois State, GO, Series 2001,
              5.000% 05/01/07...................................  Aa3       AA              5,740
   3,000    Illinois State, GO, Series 2001, (FGIC Insured),
              4.000% 11/01/04...................................  Aaa       AAA             3,095

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,600    Illinois, Development Finance Authority, Revenue
              Refunding, (Olin Corporation Project) Series
              2002A,
              4.500% 06/01/04...................................  Baa3      BBB-       $    4,601
   7,055    Illinois, Educational Facilities Authority, Revenue,
              (National Louis University) Series 1999A,
              (American National B&T LOC),
              1.120%&& 06/01/29.................................  A1        A+              7,055
   2,500    Illinois, Educational Facilities Authority, Revenue,
              (University of Chicago Project) Series 1998B,
              Mandatory Put 07/01/04 @ 100,
              4.400% 07/01/25...................................  Aa1       AA              2,562
   3,115    Illinois, Regional Transportation Authority, Revenue
              Refunding, Series 2003C, (FGIC Insured, GO of
              Authority),
              4.000% 07/01/06...................................  Aaa       AAA             3,325
   1,125    Kane Mc Henry Cook and DeKalb County, Illinois,
              Unified School District Number 300, GO, Series
              2002, (AMBAC Insured),
              1.090%& 12/01/03..................................  Aaa       AAA             1,123
   3,865    Lake County, Illinois, Community Conservative School
              District Number 096 Kildeer, GO Refunding, Series
              2003,
              4.000% 01/01/07...................................  Aa2       AA              4,140
   1,000    Northern Illinois University Revenue, Auxiliary
              Facilities System, Series 1992, (FGIC Insured),
              1.770%& 10/01/06..................................  Aaa       AAA               948
   1,000    Schaumberg, Illinois, GO, Series 2002A
              5.000% 01/01/07...................................  Aa1       AA+             1,104

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,975    Will County, Illinois, Community Unified School
              District 365, Capital Appreciation Bond, GO,
              Series 2002, (FSA Insured),
              1.130%& 11/01/04..................................  Aaa       AAA        $    2,939
                                                                                       ----------
                                                                                           77,909
                                                                                       ----------
            INDIANA -- 0.9%
   1,585    Fort Wayne, Indiana, Sewage Works Improvements,
              Revenue Refunding, Series 2002B, (AMBAC Insured),
              5.000% 08/01/06...................................  Aaa       AAA             1,737
     745    Fremont, Indiana, Middle School Building
              Corporation, Revenue Refunding, Series 1994A,
              (AMBAC Insured),
              4.650% 07/15/04...................................  Aaa       AAA               760
   1,550    Indiana State, Office Building Commission Facilities
              Revenue, Indiana State Museum Facility, Series
              2003, (MBIA Insured),
              5.000% 07/01/07...................................  Aaa       AAA             1,725
   1,620    Indianapolis, Indiana, Letters of Credit,
              Improvement Board Book, Series 2001A,
              4.500% 07/01/04...................................  Aa2       AA              1,661
   1,500    Rockport, Indiana, PCR Refunding, (AEP Generating
              Company Project) Series 1995A, Mandatory Put
              07/13/06 @ 100,
              4.050% 07/01/25...................................  Aaa       AAA             1,595
   2,500    Rockport, Indiana, PCR Refunding, (AEP Generating
              Company Project) Series 1995B, (AMBAC Insured,
              Bank of New York SBPA), Mandatory Put 07/13/06 @
              100,
              4.050% 07/01/25...................................  Aaa       AAA             2,659
                                                                                       ----------
                                                                                           10,137
                                                                                       ----------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            IOWA -- 0.1%
 $ 1,000    Des Moines, Iowa, GO Refunding, Series 1996F,
              5.000% 06/01/06...................................  Aa2       AA+        $    1,061
                                                                                       ----------
            KANSAS -- 0.8%
   5,000    Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998C, Mandatory Put 10/01/07 @ 100,
              4.750% 09/01/15...................................  A2        BBB             5,363
   1,100    Johnson County, Kansas, Water District No. 001,
              Water Revenue, Series 1996A,
              5.250% 12/01/06...................................  Aa1       AAA             1,226
   3,125    Shawnee County, Kansas, GO Refunding Improvement,
              Series 2002, (FSA Insured),
              4.000% 09/01/04...................................  Aaa       AAA             3,210
                                                                                       ----------
                                                                                            9,799
                                                                                       ----------
            KENTUCKY -- 0.2%
   1,945    Kentucky State, Property and Buildings Community,
              Revenue Refunding, (Number 74 Project) Series
              2002,
              5.000% 08/01/05...................................  Aaa       AAA             2,080
                                                                                       ----------
            LOUISIANA -- 2.3%
   5,000    Calcasieu Parish, Louisiana, Industrial Development
              Board, PCR Refunding, (Occidental Petroleum
              Project) Series 2001,
              4.800% 12/01/06...................................  Baa1      BBB+            5,357
   3,000    Louisiana State, Energy and Power Authority, Revenue
              Refunding, (Power Project) Series 2000, (FSA
              Insured),
              5.250% 01/01/06...................................  Aaa       AAA             3,261
   2,000    Louisiana State, Gas and Fuels Tax Revenue
              Refunding, Series 1999A, (FSA Insured),
              5.000% 11/15/04...................................  Aaa       AAA             2,088

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
 $ 1,000    Louisiana State, Offshore Term Authority, Deepwater
              Port Revenue Refunding, (Loop LLC Project) Series
              2003, Mandatory Put 09/01/08 @ 100,
              4.000% 09/01/23...................................  A3        A+         $    1,045
   6,750    Louisiana, Public Facilities Authority, Hospital
              Revenue Refunding, Series 1998B, (MBIA Insured),
              0.950%&& 07/18/16.................................  Aaa       AAA             6,750
   1,850    Louisiana, Regional Transportation Authority,
              Revenue, Series 1998, (MBIA Insured), Prerefunded
              05/01/05 @ 100.093,
              6.125% 05/01/10...................................  Aaa       AAA             1,998
   7,110    New Orleans, Louisiana, Public Improvement, GO,
              Series 1997A, (FGIC Insured), Prerefunded 12/01/06
              @ 100,
              2.150%& 09/01/07..................................  Aaa       AAA             6,538
                                                                                       ----------
                                                                                           27,037
                                                                                       ----------
            MAINE -- 0.2%
   1,900    Baileyville, Maine, PCR, (Georgia-Pacific
              Corporation Project) Series 1998,
              4.750% 06/01/05...................................  Ba3       BB              1,873
                                                                                       ----------
            MARYLAND -- 0.8%
   5,000    Baltimore, Maryland, Refunding and Conservative
              Public Improvement GO, Series 2003A, (FSA
              Insured),
              0.880% 10/15/20...................................  Aaa       AAA             5,000
   3,680    Maryland State, Economic Development Corporation
              Lease Revenue, Maryland Aviation Administration
              Facilities, Series 2003, (FSA Insured),
              5.000% 06/01/07...................................  Aaa       AAA             4,055
                                                                                       ----------
                                                                                            9,055
                                                                                       ----------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MASSACHUSETTS -- 1.1%
 $ 5,160    Boston, Massachusetts, GO Refunding, Series 2002C,
              5.000% 02/01/08...................................  Aa2       AA-        $    5,794
   5,000    Massachusetts State, GO Refunding, Series 2003B,
              4.000% 12/01/04...................................  Aa2       AA-             5,167
   1,495    Massachusetts State, Industrial Financing Agency
              Revenue, Series 1994, Prerefunded 11/15/03 @ 102,
              7.100% 11/15/18...................................  Aaa       AAA             1,536
                                                                                       ----------
                                                                                           12,497
                                                                                       ----------
            MICHIGAN -- 1.9%
   1,000    Detroit, Michigan, School District GO, Series 1998B,
              (FGIC Insured, Q-SBLF),
              5.000% 05/01/07...................................  Aaa       AAA             1,110
   1,000    Kent County, Michigan, Airport Facilities Revenue,
              (Kent County International Airport Project) Series
              1995, AMT, Prerefunded 01/01/05 @ 102,
              6.100% 01/01/25...................................  Aaa       AAA             1,079
   1,175    Macomb County, Michigan, Community College District,
              GO, Series 2002,
              4.000% 05/01/04...................................  Aa1       AA              1,195
   1,000    Michigan State, Hospital Finance Authority, Revenue,
              (Ascension Health Credit Project) Series 1999B,
              Mandatory Put 11/15/05 @ 100,
              5.200% 11/15/33...................................  Aa2       AA              1,079
   1,800    Michigan State, Hospital Finance Authority, Revenue,
              Mandatory Put 11/15/06 @ 100,
              5.300% 11/15/33...................................  Aa2       AA              2,010
   4,900    Michigan State, Housing Development Authority,
              Rental Housing Revenue, Series 2000B, (MBIA
              Insured, Morgan Guaranty Trust),
              1.050%&& 04/01/24.................................  VMIG1     A+              4,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 2,000    Michigan State, Strategic Fund Solid Waste Disposal
              Revenue Refunding, (Waste Management Inc. Project)
              Series 2002, Mandatory Put 12/01/05 @ 100,
              4.200% 12/01/12...................................  Baa2      BBB        $    2,047
   2,000    Michigan State, Trunk Line Capital Appreciation
              Revenue, Series 1992A, (AMBAC Insured),
              1.350%& 10/01/05..................................  Aaa       AAA             1,947
   1,900    Michigan, Municipal Bond Authority, Revenue, Clean
              Water Revolving Fund, Series 2001,
              5.000% 10/01/08...................................  Aaa       AAA             2,144
   5,330    Oakland, Michigan, University of Michigan, Revenue,
              Series 2001, (FGIC Insured),
              1.070%&& 03/01/31.................................  VMIG1     NR              5,330
                                                                                       ----------
                                                                                           22,841
                                                                                       ----------
            MINNESOTA -- 1.0%
   2,200    Minneapolis, Minnesota, GO, Convention Center,
              Series 2002,
              4.000% 12/01/07...................................  Aa1       AAA             2,387
  10,000    Minnesota State, GO, Series 2001,
              5.000% 10/01/03...................................  Aaa       AAA            10,001
                                                                                       ----------
                                                                                           12,388
                                                                                       ----------
            MISSISSIPPI -- 1.4%
   1,210    Mississippi State, Capital Improvement GO, Series
              1995B,
              6.000% 08/01/04...................................  Aa3       AA              1,260
   6,750    Mississippi State, Gaming County Highway
              Improvements GO, Series 2001B,
              5.000% 10/01/06...................................  Aa3       AA              7,439
   5,255    Mississippi State, GO Refunding, Series 2002C,
              4.500% 08/15/04...................................  Aa3       AA              5,414
   2,265    Mississippi State, GO, Series 2002,
              5.500% 11/01/05...................................  Aa3       AA              2,465
                                                                                       ----------
                                                                                           16,578
                                                                                       ----------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            MISSOURI -- 1.9%
 $ 5,765    Missouri State, Board of Public State Office
              Buildings, Special Obligation Revenue Refunding,
              Series 2001B,
              4.000% 12/01/05...................................  Aa1       AA+        $    6,112
   3,516    Missouri State, Environmental and Energy Resource
              Authority, Environmental Improvement Revenue,
              (Kansas City Power and Light Project) Series 1993,
              Mandatory Put 09/01/04 @ 100,
              3.900% 01/02/12...................................  VMIG1     A               3,588
   2,250    Missouri State, Health and Educational Facilities
              Authority, Revenue, (Saint Lukes
              Episcopal-Presbyterian Hospital Project) Series
              2001, (FSA Insured),
              3.850% 12/01/05...................................  Aaa       AAA             2,371
   2,470    Missouri State, Health and Educational Facilities
              Authority, Revenue, (Saint Lukes
              Episcopal-Presbyterian Hospital Project) Series
              2001, (FSA Insured),
              4.000% 12/01/06...................................  Aaa       AAA             2,646
   4,000    Missouri State, Health and Educational Facilities
              Revenue, (SSM Health Care Project) Series 2002A,
              5.000% 06/01/07...................................  Aa3       AA-             4,376
   3,725    St. Louis, Missouri, Industrial Development
              Authority, Multi-Family Housing Revenue, (JVL
              Renaissance II LP Project) Series 2002B, (U.S.
              Bank N.A.)
              2.000% 02/01/04...................................  Aa2       AA              3,730
                                                                                       ----------
                                                                                           22,823
                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEBRASKA -- 0.5%
 $ 3,500    Nebraska, Public Power District Revenue, Series
              2002A, (MBIA Insured),
              5.000% 01/01/07...................................  Aaa       AAA        $    3,859
   2,000    Nebraska, Public Water District Revenue, Series
              2005B, (MBIA Insured),
              5.250% 01/01/05...................................  Aaa       AAA             2,103
                                                                                       ----------
                                                                                            5,962
                                                                                       ----------
            NEVADA -- 2.9%
   5,200    Clark County, Nevada, Industrial Development
              Revenue, (Nevada Power Project) Series 2000A,
              (AMBAC Insured),
              1.050%&& 06/01/20.................................  Aaa       AAA             5,200
   3,300    Clark County, Nevada, School District, GO Refunding,
              Series 1996, (FGIC Insured),
              4.750% 06/15/09...................................  Aaa       AAA             3,604
   1,035    Henderson, Nevada, GO Refunding, Series 2001,
              4.000% 06/01/05...................................  Aa3       AA-             1,084
   2,000    Las Vegas, Nevada, GO Refunding, Series 2002B,
              4.000% 01/01/08...................................  Aa3       AA-             2,153
   4,000    Nevada State, GO Refunding, Series 1994A,
              5.800% 07/15/08...................................  Aa2       AA              4,183
   4,325    Nevada State, Highway Improvement Revenue, Motor
              Vehicle Fuel Tax, Series 2003, (MBIA Insured),
              5.000% 12/01/07...................................  Aaa       AAA             4,843
   3,250    Nevada State, Highway Improvement Revenue, Series
              2000A,
              5.000% 12/01/06...................................  Aa3       AA              3,588
   7,000    Nevada State, Highway Improvement Revenue, Series
              2000A,
              5.000% 12/01/08...................................  Aa3       AA              7,881
   2,260    Washoe County, Nevada, GO Refunding, Series 2003,
              (FSA Insured),
              4.000% 09/01/06...................................  Aaa       AAA             2,418
                                                                                       ----------
                                                                                           34,954
                                                                                       ----------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEW HAMPSHIRE -- 0.6%
 $ 3,500    New Hampshire State, Business Financial Authority
              PCR Refunding, (United Illuminating Company)
              Series 1997A, AMT, Mandatory Put 02/01/04 @ 100,
              3.750% 07/01/27...................................  A3        A-         $    3,513
   3,000    New Hampshire State, Business Financial Authority,
              PCR Refunding, (United Illumination Company
              Project) Series 1999A, (AMBAC Insured), Mandatory
              Put 12/03/07 @ 100,
              3.250% 12/01/29...................................  Aaa       AAA             3,086
                                                                                       ----------
                                                                                            6,599
                                                                                       ----------
            NEW JERSEY -- 0.3%
   3,000    Essex County, New Jersey, GO Refunding, Series
              1996A-1, (FGIC Insured),
              6.000% 11/15/07...................................  Aaa       AAA             3,479
                                                                                       ----------
            NEW MEXICO -- 1.7%
   1,000    Las Cruces, New Mexico, School District Number 002,
              GO, Series 2003, (MBIA Insured),
              4.000% 08/01/05...................................  Aaa       AAA             1,052
   5,915    New Mexico State, GO Refunding, Series 2001B,
              5.000% 09/01/06...................................  Aa1       AA+             6,508
   2,900    New Mexico State, Hospital Equipment Loan Council
              Hospital Revenue, (Presbyterian Healthcare
              Project) Series 2001A,
              4.600% 08/01/08...................................  A1        A+              3,126
   3,500    New Mexico State, Severance Tax Revenue, Series
              2002,
              4.500% 07/01/05...................................  Aa2       AA              3,704
   5,000    New Mexico State, Severance Tax Revenue, Series
              2002,
              5.000% 07/01/07...................................  Aa2       AA              5,570
                                                                                       ----------
                                                                                           19,960
                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NEW YORK -- 0.8%
 $ 2,000    New York City, New York, Transitional Finance
              Authority, Revenue Refunding, (Future Tax
              Secondary Project) Series 2002A,
              5.000% 11/01/05...................................  Aa2       AA+        $    2,156
   2,260    New York State, Environmental Facilities
              Corporation, State Clean Water and Drinking Funds
              Revenue (New York City Municipal Water Project)
              Series 2002-J,
              3.000% 06/15/05...................................  Aaa       AAA             2,335
   1,000    New York State, Urban Development Corporation
              Revenue, Personal Income Tax, Series 2002D,
              (FSA-CR Insured),
              5.000% 12/15/07...................................  Aaa       AAA             1,124
   4,150    New York, New York, Series 1998A,
              5.000% 08/01/05...................................  A2        A               4,398
                                                                                       ----------
                                                                                           10,013
                                                                                       ----------
            NORTH CAROLINA -- 4.7%
   1,000    Cabarrus County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, (Cannon Memorial YMCA Project) Series
              2002, (Wachovia Bank N.A. LOC),
              1.050%&& 08/01/23.................................  VMIG1     NR              1,000
  10,000    Chapel Hill, North Carolina, University of North
              Carolina, Hospital Revenue Refunding, Series
              2003B,
              1.000%&& 02/01/29.................................  VMIG1     A+             10,000
   1,045    Charlotte, North Carolina, Certificates of
              Participation, (Equipment Acquisition Project)
              Series 2003C,
              4.000% 03/01/06...................................  Aa1       AA+             1,110
   1,000    Charlotte, North Carolina, Certificates of
              Participation, (Equipment Acquisition Project)
              Series 2003C,
              5.000% 03/01/07...................................  Aa1       AA+             1,106

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 5,000    Charlotte, North Carolina, GO Refunding, Series
              2002D,
              3.000% 07/01/04...................................  Aaa       AAA        $    5,077
   3,000    Charlotte, North Carolina, GO, Series 2002B,
              3.500% 07/01/04...................................  Aaa       AAA             3,057
   1,000    Cumberland County, North Carolina, Certificates of
              Participation, (Civic Center Project) Series
              1995A, (AMBAC Insured), Prerefunded 12/01/04 @
              102,
              6.400% 12/01/24...................................  Aaa       AAA             1,082
   2,800    Greensboro, North Carolina, Certificates of
              Participation, (Equipment Acquisition Project)
              Series 2000, (Wachovia Bank N.A. SBPA)
              1.100%&& 05/01/05.................................  VMIG1     A+              2,800
   3,000    Greensboro, North Carolina, GO Refunding, Series
              2003,
              4.000% 05/01/07...................................  Aa1       AAA             3,234
   1,285    Lincoln County, North Carolina, Lease Revenue,
              Series 2003, (FSA Insured),
              4.500% 06/01/07...................................  Aaa       AAA             1,405
   2,325    North Carolina State, Public Improvement GO, Series
              2001A,
              4.500% 03/01/05...................................  Aa1       AAA             2,438
   1,005    North Carolina, Medical Care Commission, Gaston
              Health Care Hospital Revenue, Series 1998,
              4.500% 02/15/05...................................  A1        A+              1,045
   1,000    North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Gaston Memorial Hospital
              Project) Series 1995, (AMBAC-TCRS Insured),
              5.000% 02/15/05...................................  Aaa       AAA             1,053

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 1,630    North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Halifax Regional Medical
              Center, Inc. Project) Series 1998,
              4.400% 08/15/04...................................  Baa2      BBB        $    1,661
   4,000    North Carolina, Medical Care Commission, Health Care
              Facilities Revenue, (Novant Health Obligation
              Group Project) Series 2003A,
              4.000% 11/01/06...................................  Aa3       AA-             4,265
   1,675    North Carolina, Medical Care Commission, Healthcare
              Hospital Revenue, Series 2001,
              5.000% 10/01/08...................................  Aa3       AA              1,875
   1,450    North Carolina, Medical Care Commission, Hospital
              Revenue Refunding, (Presbyterian Health Services
              Project) Series 1993,
              5.125% 10/01/03...................................  A1        AA-             1,450
   2,000    Orange County, North Carolina, GO Refunding, Series
              2003,
              5.000% 06/01/05...................................  Aa1       AA+             2,131
   1,125    Rutherford County, North Carolina, Certificates of
              Participation, Series 2002,
              4.500% 09/01/06...................................  Aaa       AAA             1,221
   2,800    University of North Carolina, Revenue Refunding,
              Series 2002B,
              5.000% 12/01/06...................................  Aa1       AA+             3,100
   1,000    Wake County, North Carolina, Public Improvement GO,
              Series 2003A,
              5.000% 04/01/06...................................  Aaa       AAA             1,090
   2,410    Winston-Salem, North Carolina, GO Refunding, Series
              1991,
              10.000% 06/01/04..................................  Aaa       AAA             2,552

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 2,255    Winston-Salem, North Carolina, Risk Acceptance
              Management Corporation, Certificates of
              Participation, Series 1988, (Wachovia Bank, N.A.
              SBPA),
              1.070%&& 07/01/09.................................  VMIG1     A+         $    2,255
                                                                                       ----------
                                                                                           56,007
                                                                                       ----------
            OHIO -- 3.1%
   3,250    Dayton, Ohio, Special Facilities Revenue Refunding,
              (Air Freight Corporation Project) Series 1993F,
              6.050% 10/01/09...................................  Ba1       BB+             2,952
   2,000    Dayton, Ohio, Special Facilities Revenue Refunding,
              Series 1993,
              6.050% 10/01/09...................................  Ba1       BB+             1,817
   2,000    Dayton, Ohio, Special Facilities Revenue, (Air
              Freight Corporation Project) Series 1988D, AMT,
              6.200% 10/01/09...................................  Ba1       BB+             1,831
   2,100    Lucas County, Ohio, GO, Series 1997,
              5.300% 12/01/05...................................  A1        A+              2,273
   3,000    Ohio State, Environmental Improvement Revenue, (Mead
              Corporation Project) Series 1993, AMT, (Royal Bank
              of Canada LOC), Mandatory Put 11/01/04 @ 100,
              2.250% 03/01/23...................................  Baa2      A+              3,000
   2,000    Ohio State, GO, Series 2001B,
              4.000% 11/01/05...................................  Aa1       AA+             2,116
  10,000    Ohio State, Higher Educational Capital Facilities
              Revenue, Series 2002A-II,
              5.000% 12/01/07...................................  Aa2       AA             11,224
   5,000    Ohio State, Public Facilities Commission Revenue,
              (Higher Education Capital Facilities Project)
              Series 1996 II-A,
              4.375% 11/01/05...................................  Aaa       AAA             5,326

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 2,190    Ohio State, Revenue, Series 2002,
              4.500% 06/15/06...................................  Aa3       AA         $    2,367
   4,000    Ohio State, State Building Authority, Revenue, (Arts
              Facility Building Project) Series 1996,
              5.000% 10/01/06...................................  Aa2       AA              4,408
                                                                                       ----------
                                                                                           37,314
                                                                                       ----------
            OKLAHOMA -- 0.2%
   2,000    Oklahoma, Housing Development Authority, Revenue,
              Series 2000A, (FHLMC COLL),
              5.100% 11/01/05...................................  Aa3       AA-             2,142
                                                                                       ----------
            OREGON -- 0.3%
   3,120    Oregon State, State Board of Higher Education, GO,
              Series 2001A,
              5.000% 08/01/04...................................  Aa3       AA              3,223
                                                                                       ----------
            PENNSYLVANIA -- 4.7%
   6,600    Berks County, Pennsylvania, Revenue Bond, Series
              2002, (MBIA Insured, Wachovia Bank N.A. SBPA),
              1.020%&& 11/01/23.................................  VMIG1     NR              6,600
   5,075    Chester County, Pennsylvania, GO Refunding, Series
              1995B, Prerefunded 11/15/05 @ 100,
              5.625% 11/15/16...................................  Aa1       AA              5,548
   8,450    Chester County, Pennsylvania, Industrial Development
              Authority, Revenue, (Malvern Prep School Project)
              Series 2001, (First Union National Bank LOC),
              1.100%&& 04/01/31.................................  NR        NR              8,450
   1,190    Delaware County, Pennsylvania Authority, Health Care
              Revenue, Series 1993B, Prerefunded 11/15/05 @ 100,
              6.000% 11/15/07...................................  Aaa       AAA             1,248

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $10,000    Pennsylvania State, GO Refunding, Series 2002,
              5.000% 10/01/05...................................  Aa2       AA         $   10,756
  10,000    Pennsylvania State, GO, Series 2003,
              5.000% 07/01/06...................................  Aa2       AA             10,960
   1,500    Philadelphia, Pennsylvania, Industrial Development
              Authority, IDR Refunding, (Ashland Oil Inc.
              Project) Series 1993,
              5.700% 06/01/05...................................  Baa2      BBB             1,561
   3,000    Philadelphia, Pennsylvania, School District, GO
              Refunding, Series 1998B, (MBIA Insured State Aid
              Withholding),
              5.000% 10/01/06...................................  Aaa       AAA             3,304
   5,000    Philadelphia, Pennsylvania, Water and Wastewater
              Revenue, (MBIA-IBC Insured),
              5.500% 06/15/06...................................  Aaa       AAA             5,532
   1,415    Southeastern Pennsylvania, Transportation Authority,
              Pennsylvania Special Revenue, Unrefunded Balance,
              Series 1995A, (FGIC Insured),
              6.500% 03/01/04...................................  Aaa       AAA             1,447
                                                                                       ----------
                                                                                           55,406
                                                                                       ----------
            PUERTO RICO -- 0.3%
   3,500    Puerto Rico Commonwealth, Public Improvement, GO
              Refunding, Series 2003C, (MBIA Insured), Mandatory
              Put 07/01/08 @ 100,
              5.000% 07/01/28...................................  Aaa       AAA             3,910
                                                                                       ----------
            SOUTH CAROLINA -- 2.4%
   1,090    Greenville, South Carolina, Tax Increment Revenue,
              Series 2003, (MBIA Insured),
              2.000% 04/01/04...................................  Aaa       AAA             1,095

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 5,750    Richland County, South Carolina, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2002A,
              4.250% 10/01/07...................................  Baa2      BBB        $    5,997
   2,370    South Carolina State, Education Assistance
              Authority, Revenue Refunding, (Guaranteed Student
              Loan Senior Lien Project) Series 1993A-3, AMT,
              (GTD STD LNS),
              5.200% 09/01/05...................................  Aaa       AAA             2,424
   1,000    South Carolina State, Public Service Authority,
              Revenue, Series 1999A, (MBIA Insured),
              5.000% 01/01/05...................................  Aaa       AAA             1,049
   2,110    South Carolina, Jobs Economic Development Authority,
              Economic Development Revenue, (Bennettsville
              Printing Project) Series 1995, (First Union
              National Bank LOC),
              1.150%&& 09/01/10.................................  A1        A+              2,110
   2,945    South Carolina, Jobs Economic Development Authority,
              Economic Development Revenue, (Shannon Forest
              Project) Series 2003,
              1.100% 04/01/23...................................  NR        NR              2,945
     610    South Carolina, Jobs Economic Development Authority,
              Economic Development Revenue, (Valley Proteins
              Inc. Project) Series 1995, (Harris Bank LOC),
              1.150%&& 04/01/10.................................  A1        A+                610
   5,000    South Carolina, Jobs Economic Development Authority,
              Economic Development Revenue, (Waste Management
              South Carolina Inc. Project) Series 2001, AMT,
              Mandatory Put 11/01/04 @ 100,
              4.100% 11/01/16...................................  Baa2      BBB             5,066

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,000    South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (Palmetto Health
              Alliance Project) Series 2000A,
              6.300% 12/15/03...................................  Baa2      BBB        $    1,011
   1,030    South Carolina, Jobs Economic Development Authority,
              IDR, Series 1998, (First Union National Bank LOC),
              1.250%&& 09/01/19.................................  NR        NR              1,030
   4,500    South Carolina, Transition Infrastructure Bank
              Revenue, Series 1998A, (MBIA Insured),
              5.000% 10/01/06...................................  Aaa       AAA             4,958
                                                                                       ----------
                                                                                           28,295
                                                                                       ----------
            SOUTH DAKOTA -- 0.1%
   1,100    Rapid City, South Dakota, Sales Tax Revenue
              Refunding, Series 2002, (AMBAC Insured),
              5.500% 06/01/05...................................  Aaa       AAA             1,179
                                                                                       ----------
            TENNESSEE -- 1.2%
   1,335    Franklin, Tennessee, Special School District, GO
              Refunding, Series 2002,
              4.500% 06/01/06...................................  Aa2       AA              1,443
   1,405    Memphis-Shelby County, Tennessee, Airport Authority,
              Airport Revenue Refunding, AMT, Series 2002, (MBIA
              Insured),
              4.000% 11/15/05...................................  Aaa       AAA             1,475
   7,710    Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB             8,466

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 3,000    Shelby County, Tennessee, Health Development and
              Housing Facility Board Revenue, (Arbors of
              Germantown Project) Series 1994, Mandatory Put
              07/01/04 @ 100,
              4.750% 07/01/24...................................  Baa2      BBB        $    3,052
                                                                                       ----------
                                                                                           14,436
                                                                                       ----------
            TEXAS -- 13.7%
   2,000    Arlington, Texas, Independent School District, GO
              Refunding, Series 2003, (PSF-GTD),
              1.420%& 02/15/05..................................  Aaa       AAA             1,962
   1,000    Arlington, Texas, Waterworks and Sewer Revenue,
              (AMBAC Insured),
              5.500% 06/01/04...................................  Aaa       AAA             1,030
   2,000    Austin, Texas, Airport System Revenue, Unrefunded
              Balance, Prior Lien, Series 1995A, (MBIA Insured),
              5.500% 11/15/06...................................  Aaa       AAA             2,185
   3,000    Austin, Texas, GO Refunding,
              5.250% 09/01/08...................................  Aa2       AA+             3,412
   2,830    Austin, Texas, GO, Series 1995, Prerefunded 09/01/05
              @ 100,
              5.500% 09/01/12...................................  Aa2       AA+             3,063
   4,110    Austin, Texas, GO, Series 2001,
              5.250% 09/01/08...................................  Aa2       AA+             4,674
   4,000    Austin, Texas, Utilities System Revenue Refunding,
              Series 1992A, (MBIA Insured),
              6.000% 11/15/06...................................  Aaa       AAA             4,530
   2,275    Austin, Texas, Utilities System Revenue Refunding,
              Series 1993A, (FGIC-TCRS Insured),
              5.375% 05/15/05...................................  Aaa       AAA             2,328

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,000    Austin, Texas, Water and Wastewater System Revenue
              Refunding, Series 2001A&B, (FSA Insured),
              6.500% 05/15/05...................................  Aaa       AAA        $    3,254
   4,900    Brazos River Authority, Texas, PCR Refunding, (Texas
              Electric Company Project) Series 2001B, Mandatory
              Put 11/01/06 @ 100,
              4.750% 05/01/29...................................  Baa2      BBB-            5,129
   1,555    Carrollton, Texas, Farmers Branch Independent School
              District, GO Refunding, Series 1993,
              2.190%& 02/15/07..................................  Aa2       AA              1,445
   2,000    Carrollton, Texas, Farmers Branch Independent School
              District, GO Refunding, Series 2001, (PSF-GTD),
              5.000% 02/15/08...................................  Aaa       AAA             2,232
   1,245    Carrollton, Texas, Farmers Branch Independent School
              District, GO, Series 2000, (PSF-GTD),
              5.000% 02/15/07...................................  Aaa       AAA             1,375
   1,000    Central Texas, Higher Education Authority, Revenue
              Refunding, Series 1993, AMT, (GTD STD LNS),
              5.200% 12/01/04...................................  Aaa       AAA             1,043
   1,000    Corpus Christi, Texas, Utilities System Revenue
              Refunding, Series 2002, (Financial Security
              Assurance),
              4.000% 07/15/07...................................  Aaa       AAA             1,076
   1,000    Corpus Christi, Texas, Utilities Systems Revenue,
              Series 1999, (FSA Insured),
              5.000% 07/15/07...................................  Aaa       AAA             1,113

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,920    Dallas, Texas, Independent School District, GO,
              Series 1995, (PSF-GTD), Prerefunded 08/15/05 @
              100,
              5.750% 08/15/13...................................  Aaa       AAA        $    5,340
   1,750    Dallas, Texas, Revenue Refunding, Series 2003C, (FSA
              Insured), Mandatory Put 07/01/08 @ 100,
              5.000% 01/01/18...................................  Aaa       AAA             1,947
   1,000    Dallas, Texas, Waterworks and Sewer System Revenue
              Refunding, Series 2001,
              5.000% 10/01/06...................................  Aa2       AA+             1,102
  12,615    Dallas, Texas, Waterworks and Sewer System Revenue
              Refunding, Series 2002A,
              5.000% 10/01/06...................................  Aa2       AA+            13,899
   5,265    Dallas-Fort Worth, Texas, International Airport
              Revenue, Series 2002A,
              (MBIA Insured),
              5.500% 11/01/08...................................  Aaa       AAA             5,941
   1,330    Fort Bend, Texas, Independent School District, GO,
              Series 2002, (PSF-GTD),
              5.000% 08/15/07...................................  Aaa       AAA             1,482
   4,000    Harris County, Texas, Health Facilities Development
              Authority, Hospital Revenue, (Memorial Hospital
              Systems Project) Series 1997A, (MBIA Insured),
              4.875% 06/01/05...................................  Aaa       AAA             4,227
   2,000    Harris County, Texas, Health Facilities Development
              Corporation Revenue, (St. Lukes Episcopal Hospital
              Project) Series 2001A,
              5.250% 02/15/06...................................  Aa3       AA-             2,158
   1,845    Houston, Texas, GO Refunding, Series 1998A,
              5.000% 03/01/05...................................  Aa3       AA-             1,945

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,485    Houston, Texas, Water and Sewer Systems Revenue
              Refunding, Series 1991C, (AMBAC Insured),
              1.820%& 12/01/06..................................  Aaa       AAA        $    6,124
   6,445    Keller, Texas, Independent School District, GO,
              Series 1993, (PSF-GTD), Prerefunded 02/15/06 @
              100,
              5.500% 08/15/13...................................  Aaa       AAA             7,075
   1,225    Lubbock, Texas, GO Refunding, Series 2002, (MBIA
              Insured),
              4.750% 02/15/05...................................  Aaa       AAA             1,285
   3,750    Matagorda County, Texas, Naval District No 1, PCR
              Refunding, (Central Power & Light Company Project)
              Series 1999A, Mandatory Put 11/01/03 @ 100,
              3.750% 05/01/30...................................  Baa2      BBB+            3,752
   1,000    Mesquite, Texas, Independent School District, GO
              Refunding, Series 1997A (PSF-GTD),
              5.000% 08/15/04...................................  Aaa       AAA             1,034
   5,000    Red River Authority, Texas, Education Financing
              Revenue, (Parish Day School Project) Series 2001A,
              (Allied Irish Bank plc-LOC), Mandatory Put
              12/01/04 @ 100,
              3.400% 12/01/31...................................  VMIG1     NR              5,127
   4,940    Red River Authority, Texas, PCR Refunding, (Hoechst
              Celanese Corporation Project) Series 1994,
              5.200% 05/01/07...................................  Baa2      BBB             5,081
   3,265    Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              5.000% 10/01/07...................................  Baa2      BBB-            3,480

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,990    Sam Rayburn, Texas, Municipal Power Agency, Taxable
              Revenue Refunding, Series 2002,
              5.600% 10/01/05...................................  Baa2      BBB-       $    4,176
     270    San Antonio, Texas, Electric and Gas Revenue, Series
              1994, Prerefunded 02/01/04 @ 102,
              4.700% 02/01/05...................................  Aa1       AA+               279
   2,730    San Antonio, Texas, Electric and Gas Revenue,
              Unrefunded Balance, Series 1994,
              4.700% 02/01/05...................................  Aa1       AA+             2,817
   8,900    San Antonio, Texas, GO Refunding, Series 2001,
              5.000% 08/01/07...................................  Aa2       AA+             9,918
   1,000    San Antonio, Texas, GO, Series 2001,
              5.000% 08/01/06...................................  Aa2       AA+             1,097
   1,000    San Antonio, Texas, Water System Revenue, Series
              2002A, (FSA Insured),
              5.000% 05/15/06...................................  Aaa       AAA             1,091
   1,725    Socorro, Texas, Independent School District, GO
              Refunding, Series 2002, (PSF-GTD),
              5.000% 08/15/06...................................  Aaa       AAA             1,893
   3,030    Texas A&M University, Revenue, Series 1996,
              5.750% 05/15/05...................................  Aa1       AA+             3,252
   5,000    Texas State, Public Finance Authority, GO Refunding,
              Series 2003A,
              5.000% 10/01/05...................................  Aa1       AA              5,375
   6,600    Texas State, Public Finance Authority, GO Refunding,
              Series 2003A,
              5.000% 10/01/08...................................  Aa1       AA              7,434
   4,000    Texas, Gulf Coast Waste Disposal Authority,
              Environmental Facility Revenue Refunding,
              (Occidental Chemical Corporation Project) Series
              2001,
              4.200% 11/01/06...................................  Baa2      BBB+            4,194

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    University of Texas, Permian University Revenue
              Refunding, Series 2002A,
              5.000% 07/01/06...................................  Aaa       AAA        $    4,377
   3,500    University of Texas, Permian University Revenue
              Refunding, Series 2002A,
              5.000% 07/01/08...................................  Aaa       AAA             3,933
   2,555    University of Texas, University Financing Systems
              Revenue, Series 2001C,
              4.000% 08/15/05...................................  Aaa       AAA             2,688
                                                                                       ----------
                                                                                          163,374
                                                                                       ----------
            UTAH -- 2.8%
   2,000    Utah County, Utah, Hospital Revenue, (IHC Health
              Services Inc. Project) Series 2002,
              5.000% 05/15/05...................................  Aa2       AA+             2,110
  10,000    Utah State, GO, Series 2001B,
              4.500% 07/01/04...................................  Aaa       AAA            10,263
  12,825    Utah State, GO, Series 2003A,
              5.000% 07/01/07...................................  Aaa       AAA            14,312
   1,000    Utah, Intermountain Power Agency, Power Supply
              Revenue Refunding, Series 2002,
              (AMBAC Insured),
              4.000% 07/01/06...................................  Aaa       AAA             1,067
   5,000    Utah, Intermountain Power Agency, Power Supply
              Revenue Refunding, Series 1998A, (MBIA Insured),
              5.000% 07/01/07...................................  Aaa       AAA             5,561
                                                                                       ----------
                                                                                           33,313
                                                                                       ----------
            VIRGINIA -- 2.5%
   2,000    Arlington County, Virginia, Industrial Development
              Authority, Hospital Facilities Revenue, (Virginia
              Hospital Center Project) Series 2001,
              5.500% 07/01/05...................................  A2        A               2,137

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 4,000    Fairfax County, Virginia, Economic Development
              Authority, Resource Recovery, Revenue Refunding,
              Series 1998A, AMT, (AMBAC Insured),
              5.950% 02/01/07...................................  Aaa       AAA        $    4,490
   3,350    Richmond, Virginia, GO, Series 2000, (FSA Insured),
              5.125% 01/15/04...................................  Aaa       AAA             3,390
   1,500    Virginia State, GO, Series 1993B, Prerefunded
              12/01/03 @ 102,
              5.200% 12/01/09...................................  Aaa       AAA             1,541
   2,910    Virginia State, Public School Authority, Revenue
              Refunding, Series 1993, (State Aid Withholdings),
              5.250% 01/01/09...................................  Aa1       AA              2,998
   1,550    Virginia, College Building Authority, Virginia
              Educational Facilities Revenue, (21st Century
              College Equipment) Series 2003,
              5.000% 02/01/06...................................  Aa1       AA+             1,681
   5,635    Virginia, Commonwealth Transportation Board, Federal
              Highway Reimbursement Notes Revenue, Series 2002,
              4.000% 10/01/05...................................  Aa2       AA              5,951
   1,635    Virginia, Port Authority, CommonWealth Revenue,
              Series 1996, AMT,
              5.750% 07/01/04...................................  Aa1       AA+             1,691
   1,730    Virginia, Port Authority, CommonWealth Revenue,
              Series 1996, AMT,
              5.750% 07/01/05...................................  Aa1       AA+             1,860
   1,120    Virginia, Port Authority, Port Facility Revenue,
              Series 2003, (MBIA Insured),
              4.000% 07/01/09...................................  Aaa       AAA             1,183
   1,015    Virginia, Port Authority, Port Facility Revenue,
              Series 2003, (MBIA Insured),
              5.000% 07/01/07...................................  Aaa       AAA             1,120

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,065    Virginia, Port Authority, Port Facility Revenue,
              Series 2003, (MBIA Insured),
              5.000% 07/01/08...................................  Aaa       AAA        $    1,184
                                                                                       ----------
                                                                                           29,226
                                                                                       ----------
            WASHINGTON -- 2.4%
   2,190    King County, Washington, School District Number 405
              Bellevue, GO, Series 2002
              4.000% 12/01/04...................................  Aa1       AA+             2,265
   2,000    Lewis County, Washington, Public Utilities District
              No. 001 Revenue Refunding, Series 2003,
              5.000% 10/01/06...................................  Aa1       AA-             2,200
   2,605    Seattle, Washington, GO, Series 2001,
              4.000% 08/01/05...................................  Aa1       AAA             2,739
   1,000    Seattle, Washington, Municipal Light and Power
              Revenue, Series 2001, (FSA Insured),
              5.250% 03/01/06...................................  Aaa       AAA             1,091
   3,455    Seattle, Washington, Refunding and Improvement, GO,
              Series 2003,
              4.000% 08/01/06...................................  Aa1       AAA             3,696
   1,765    Spokane County, Washington, School District Number
              354 Mead, GO Refunding, Series 1993, (MBIA
              Insured),
              5.100% 12/01/05...................................  Aaa       AAA             1,862
   3,655    Washington State, GO Refunding, Series 2002R-A,
              5.000% 09/01/06...................................  Aa1       AA+             4,017
   1,500    Washington State, GO, Series 2001B,
              5.000% 09/01/06...................................  Aa1       AA+             1,648
   5,000    Washington State, GO, Series 2001R-A,
              5.250% 09/01/05...................................  Aa1       AA+             5,382

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WASHINGTON -- (continued)
 $ 3,000    Washington State, Health Care Facility Authority,
              Revenue, (Fred Hutchinson Cancer Research Project)
              Series 2001, (AMBAC Insured),
              0.980%&& 01/01/27.................................  Aaa       AAA        $    3,000
                                                                                       ----------
                                                                                           27,900
                                                                                       ----------
            WEST VIRGINIA -- 0.3%
   3,625    Cabell County, West Virginia, Board of Education, GO
              Refunding, Series 1997,
              5.500% 05/01/04...................................  Aa3       AA-             3,718
                                                                                       ----------
            WISCONSIN -- 2.5%
   1,375    Appleton, Wisconsin, Waterworks Revenue Refunding,
              Series 2001, (FGIC Insured),
              4.000% 01/01/07...................................  Aaa       AAA             1,474
   1,000    Appleton, Wisconsin, Waterworks Revenue Refunding,
              Series 2001, (FGIC Insured),
              4.000% 01/01/08...................................  Aaa       AAA             1,076
   5,000    Kaukauna, Wisconsin, PCR, Refunding, (International
              Paper Project) Series 1997A,
              5.150% 07/01/06...................................  Baa2      BBB             5,264
   2,070    Milwaukee, Wisconsin, GO Refunding, Series 2002,
              (FSA Insured),
              5.000% 09/01/07...................................  Aaa       AAA             2,311
   1,000    Milwaukee, Wisconsin, Metropolitan Sewer District,
              GO, Series 1992A,
              6.125% 10/01/03...................................  Aa1       AA+             1,000

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS            VALUE
  (000)                                                              (UNAUDITED)          (000)
--------------------------------------------------------------------------------------------------
            WISCONSIN -- (continued)
 $ 1,695    Osh Kosh, Wisconsin, Area School District, GO
              Refunding, Series 1996B, (MBIA-IBC Insured),
              4.900% 03/01/06...................................  Aaa       AAA        $    1,837
   1,615    Wisconsin State, Clean Water Revenue, Series 1,
              4.500% 06/01/06...................................  Aa2       AA+             1,743
   2,250    Wisconsin State, GO Refunding, Series 1993,
              4.900% 11/01/06...................................  Aa3       AA-             2,476
   5,600    Wisconsin State, GO Refunding, Series 1998,
              5.000% 05/01/05...................................  Aa3       AA-             5,939
   4,045    Wisconsin State, GO, Series 2001A,
              6.000% 05/01/04...................................  Aa3       AA-             4,162
   1,005    Wisconsin State, Health and Education Facilities
              Authority, Revenue, (Gundersen Lutheran Hospital
              Project) Series 2003A, (FSA Insured),
              5.000% 02/15/07...................................  Aaa       AAA             1,103
   1,030    Wisconsin State, Health and Educational Facilities
              Authority, Revenue, (Gundersen Lutheran Project)
              Series 2003A, (FSA Insured),
              4.000% 02/15/05...................................  Aaa       AAA             1,067
                                                                                       ----------
                                                                                           29,452
                                                                                       ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,158,602).....................................................    1,181,494
                                                                                       ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Short-Term Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.4%
              (Cost $4,428)
   4,428    Nations Tax-Exempt Reserves, Capital Class Shares#............   $    4,428
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,163,030*)................................     100.0%   1,185,922
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.0%+
            Receivable for Fund shares sold...............................   $    3,259
            Dividends receivable..........................................           12
            Interest receivable...........................................       13,854
            Payable for Fund shares redeemed..............................       (4,815)
            Investment advisory fee payable...............................         (120)
            Administration fee payable....................................         (209)
            Shareholder servicing and distribution fees payable...........         (102)
            Distributions payable.........................................       (1,597)
            Payable for investment securities purchased...................       (9,452)
            Accrued Trustees' fees and expenses...........................          (49)
            Accrued expenses and other liabilities........................         (279)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................          502
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,186,424
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      106
            Accumulated net realized loss on investments sold.............       (1,077)
            Net unrealized appreciation of investments....................       22,892
            Paid-in capital...............................................    1,164,503
                                                                             ----------
            NET ASSETS....................................................   $1,186,424
                                                                             ==========

                                                                                VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($910,552,832 / 87,177,822 shares outstanding)..............       $10.44
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($201,548,335 / 19,294,176 shares outstanding)..............       $10.45
                                                                             ==========

            Maximum sales charge..........................................        1.00%
            Maximum offering price per share..............................       $10.56

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($1,499,291 / 143,542 shares outstanding)...................       $10.44
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($72,823,196 / 6,972,006 shares outstanding)................       $10.45
                                                                             ==========

---------------

 * Federal income tax information (see Note 7).

 **The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 & Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 &&Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Short Term Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

MBIA                                          12.82%

Nations Short Term Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Industrial Development Revenue/Pollution
  Control Revenue                             12.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.1%
            ALABAMA -- 1.5%
 $ 2,000    Alabama State, Public School and College
              Authority, GO Refunding,
              Series 1993,
              5.000% 12/01/05...........................  Aa3       AA-   $    2,066
   3,265    Alabama, Special Care Facilities Financing
              Authority, Hospital
              Revenue, (Charity Obligation Group
              Project) Series 1999A, (MBIA Insured,
              Escrowed to Maturity),
              4.625% 11/01/10...........................  Aaa       AAA        3,566
   2,500    Birmingham, Alabama, Industrial Water Board,
              Industrial Water Supply Revenue, Series
              1978, (MBIA Insured),
              6.000% 07/01/07...........................  Aaa       AAA        2,842
     835    Birmingham, Alabama, Medical Clinic Board
              Revenue, (Baptist Medical Centers Project)
              Series 1979,
              8.300% 07/01/08...........................  Aaa       AAA          957
   2,500    Birmingham, Alabama, Revenue, (Baptist
              Medical Center of Birmingham Project)
              Series 1993A, (MBIA Insured),
              5.500% 08/15/05...........................  Aaa       AAA        2,558
   9,240    Courtland, Alabama, Industrial Development
              Board, Solid Waste Disposal Revenue,
              (Champion International Corporation
              Project) Series 1992, AMT,
              7.000% 06/01/22...........................  Baa2      BBB        9,334
   5,750    Courtland, Alabama, Industrial Development
              Board, Solid Waste Disposal Revenue,
              (Champion International Corporation
              Project) Series 1993A, AMT,
              6.375% 03/01/29...........................  Baa2      BBB        5,800

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 1,590    Prichard, Alabama, Waterworks and Sewer
              Board, Water and Sewer Revenue Refunding,
              Series 1994, (AMBAC Insured),
              5.650% 11/15/04...........................  Aaa       AAA   $    1,672
                                                                          ----------
                                                                              28,795
                                                                          ----------
            ALASKA -- 2.3%
   3,000    Alaska State, Housing Finance Corporation
              Revenue, Series 1992A, (GO of
              Corporation),
              6.000% 12/01/05...........................  Aa2       AA-        3,245
   1,965    Alaska State, Housing Finance Corporation
              Revenue, Series 1995A, (MBIA, FHA/VA/FNMA
              Mortgages),
              5.800% 12/01/12...........................  Aaa       AAA        2,045
  11,500    Alaska State, Housing Finance Corporation
              Revenue, Series 1997A, (MBIA Insured, GO
              of Corporation),
              6.000% 06/01/27...........................  Aaa       AAA       12,003
   1,505    Alaska State, Housing Finance Corporation,
              Revenue, Series 1995A, (MBIA Insured),
              5.400% 06/01/08...........................  Aaa       AAA        1,594
   3,345    Alaska, Industrial Development and Export
              Authority, Revenue Refunding, Series
              1998A, AMT, (MBIA Insured),
              5.250% 04/01/12...........................  Aaa       AAA        3,640
     895    Alaska, Industrial Development and Export
              Authority, Revenue, Series 1995A, (GO of
              Authority LOC),
              6.000% 04/01/05...........................  A2        A-           946
   1,000    Alaska, Municipal Bond Bank Authority, GO
              Refunding, Series 1993A,
              5.250% 12/01/03...........................  A2        A          1,007
   1,790    Alaska, Municipal Bond Bank Authority, GO
              Refunding, Series 1993A,
              5.650% 12/01/07...........................  A2        A          1,802

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 1,250    Alaska, Student Loan Corporation, Revenue,
              Series 1997A, AMT, (AMBAC Insured),
              5.200% 07/01/06...........................  Aaa       AAA   $    1,354
   2,000    Anchorage, Alaska, Electric Utility Revenue,
              Senior Lien, (Municipal Light and Power
              Project) Series 1996C,
              (AMBAC Insured),
              5.300% 12/01/11...........................  Aaa       AAA        2,253
  10,600    Anchorage, Alaska, GO Refunding, Series
              2002, (MBIA Insured),
              5.250% 07/01/10...........................  Aaa       AAA       12,065
   1,100    Anchorage, Alaska, GO, Series 1994, (MBIA
              Insured), Prerefunded 07/01/04 @ 102,
              5.600% 07/01/07...........................  Aaa       AAA        1,160
   1,000    Fairbanks, Alaska, North Star Borough GO
              Refunding, Series 1993S, (MBIA Insured),
              5.500% 03/01/08...........................  Aaa       AAA        1,139
                                                                          ----------
                                                                              44,253
                                                                          ----------
            ARIZONA -- 2.8%
   1,000    Apache County, Arizona, Public Finance
              Corporation, Certificates of
              Participation, Series 1994,
              5.500% 05/01/07...........................  A1        AA-        1,008
     500    Arizona State, Power Authority, Power
              Reserves Revenue, Series 2001,
              5.000% 10/01/10...........................  Aa2       AA           563
   1,500    Arizona, Educational Loan Marketing
              Corporation, Educational Loan Revenue,
              Series 1993,
              6.300% 12/01/08...........................  NR        NR         1,535
   1,500    Arizona, Health Facilities Authority,
              Hospital Systems Revenue Refunding,
              (Samaritan Health Systems Project) Series
              1993,
              (MBIA Insured),
              5.400% 12/01/05...........................  Aaa       AAA        1,634

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $10,000    Arizona, School Facility Board, Certificate
              of Participation, Series 2003A, (MBIA
              Insured),
              5.250% 09/01/14...........................  Aaa       AAA   $   11,240
   2,000    Maricopa County, Arizona, Industrial
              Development Authority, Health Facilities
              Revenue, Series 1999A, (GNMA COLL, FHA),
              6.300% 09/20/38...........................  Aa2       AA         2,149
     340    Maricopa County, Arizona, Industrial
              Development Authority, Single Family
              Mortgage Revenue, Series 2001-1B,
              (GNMA/FHLMC COLL, Fannie Mae Liquidity
              Facility),
              6.100% 09/01/28...........................  Aaa       AAA          365
   1,000    Maricopa County, Arizona, School District
              Number 028 Kyrene Elementary, GO, Series
              1995B, (FGIC Insured), Prerefunded
              07/01/04 @ 100,
              5.900% 07/01/10...........................  Aaa       AAA        1,037
     910    Mohave County, Arizona, Elementary School
              District Number 016 Mohave Valley, GO,
              Series 1997, (MBIA Insured),
              6.900% 07/01/07...........................  Aaa       AAA        1,074
   4,710    Phoenix, Arizona, Civic Improvement
              Corporation, Airport Revenue Refunding,
              Senior Lien, Series 1999A, AMT, (FGIC
              Insured),
              5.500% 07/01/11...........................  Aaa       AAA        5,283
   1,000    Phoenix, Arizona, Civic Improvement
              Corporation, Excise Tax Revenue, Senior
              Lien, (Municipal Courthouse Project)
              Series 1999A,
              5.500% 07/01/12...........................  Aa2       AAA        1,133

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,000    Phoenix, Arizona, Industrial Development
              Authority, Government Office Lease
              Revenue, (Capital Mall LLC Project) Series
              2000, (AMBAC Insured),
              5.200% 09/15/16...........................  Aaa       AAA   $    1,100
   1,190    Phoenix, Arizona, Industrial Development
              Authority, Multi-Family Housing Revenue,
              (Heather Ridge Apartments Project) Series
              1998A, (FNMA COLL),
              5.200% 12/15/21...........................  Aaa       AAA        1,152
      25    Phoenix, Arizona, Industrial Development
              Authority, Single Family Mortgage Revenue,
              Series 2000-1B, (GNMA/FNMA/ FHLMC COLL),
              7.650% 12/01/24...........................  Aaa       AAA           27
   1,000    Phoenix, Arizona, Street and Highway User
              Revenue Refunding, Series 1999,
              4.600% 07/01/11...........................  A1        A+         1,067
   2,125    Pima County, Arizona, Unified School
              District, GO, Series 1995G, (MBIA
              Insured),
              7.300% 07/01/05...........................  Aaa       AAA        2,350
   8,685    Salt River, Arizona, Agricultural
              Improvement and Power District, Electric
              Systems Revenue Refunding, (Salt River
              Project) Series 2001A,
              5.250% 01/01/06...........................  Aa2       AA         9,450
   4,710    Salt River, Arizona, Agriculture Improvement
              and Power District, Electric Systems
              Revenue Refunding, (Salt River Project)
              Series 1993B,
              5.200% 01/01/08...........................  Aa2       AA         5,305

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,670    Tucson and Pima County, Arizona, Industrial
              Development Authority, Single Family
              Mortgage Revenue, Series 2001A-1, AMT,
              (GNMA/FNMA/ FHLMC COLL),
              6.000% 07/01/21...........................  Aaa       AAA   $    1,747
     500    Tucson, Arizona, Airport Authority, Revenue,
              Series 2001, AMT, (AMBAC Insured),
              5.500% 06/01/12...........................  Aaa       AAA          551
   1,000    Tucson, Arizona, GO Refunding, Series 1995,
              (FGIC Insured),
              5.600% 07/01/07...........................  Aaa       AAA        1,084
   1,125    Tucson & Pima County, Arizona, Industrial
              Development Authority, Single Family
              Mortgage Revenue, Series 2001A1, AMT,
              (GNMA/FNMA/ FHLMC COLL),
              6.350% 01/01/34...........................  Aaa       AAA        1,237
   1,235    Yuma County, Arizona, Jail District Revenue,
              Series 1996, (AMBAC Insured),
              5.300% 07/01/09...........................  Aaa       AAA        1,333
                                                                          ----------
                                                                              53,424
                                                                          ----------
            ARKANSAS -- 1.4%
  13,725    Arkansas State, Federal Highway Grant
              Anticipation GO, Series 2001A,
              5.250% 08/01/09...........................  Aa2       AA        15,733
  10,000    Arkansas State, GO, Series 2000A,
              5.500% 08/01/11...........................  Aa2       AA        11,366
                                                                          ----------
                                                                              27,099
                                                                          ----------
            CALIFORNIA -- 5.1%
   6,000    ABAG Finance Authority for Non-Profit
              Corporations, California, Multi-Family
              Revenue Refunding, Series 2000B, (GTY-
              AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...........................  Baa3      BBB-       6,387

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,000    California State, Department of Water
              Resources, Power Supply Revenue, Series
              2002A,
              6.000% 05/01/13...........................  A3        BBB+  $    2,299
   2,000    California State, GO, Series 1990,
              7.000% 08/01/04...........................  A3        BBB        2,091
   3,265    California State, GO, Series 2000,
              5.000% 12/01/16...........................  A3        BBB        3,407
   5,500    California, Statewide Communities
              Development Authority, Revenue
              Certificates of Participation, Series
              1993,
              5.400%&& 11/01/15.........................  A3        A-         5,615
   1,800    Citrus Heights, California, Water District
              Revenue, Series 2000, (FGIC Insured),
              5.250% 10/01/20...........................  Aaa       AAA        1,937
   5,000    Golden State Tobacco Securitization
              Corporations, Tobacco Settlement Revenue,
              Series 2003A,
              6.250% 06/01/33...........................  Baa2      BBB        4,328
  11,000    Los Angeles, California, Water & Power
              Revenue, Series 2003A, (MBIA Insured),
              5.000% 07/01/11...........................  Aaa       AAA       12,313
   9,035    Los Angeles, California, Public Improvement,
              GO, Series 2003A, (MBIA Insured),
              5.000% 09/01/12...........................  Aaa       AAA       10,093
  10,000    Los Angeles, California, Unified School
              District, Series 1998B,
              5.000% 07/01/18...........................  Aaa       AAA       10,579
  10,000    Sacramento, California, Municipal Utility
              District Electric Revenue Refunding,
              Series 2003S, (FSA Insured),
              5.000% 11/15/09...........................  Aaa       AAA       11,439
   2,000    San Francisco, California, City and County
              Airport Commission, International Airport
              Revenue Refunding, Series 2003B-29, (FGIC
              Insured),
              5.250% 05/01/13...........................  Aaa       AAA        2,267

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $14,750    San Francisco, California, GO Refunding,
              Series 2002,
              5.000% 06/15/11...........................  Aa3       AA    $   16,506
   6,280    Southern California, Public Power Authority,
              Power Project Revenue, (Magnolia Power
              Project) Series 2003A, (AMBAC Insured),
              5.250% 07/01/17...........................  Aaa       AAA        6,924
     400    Southern California, Public Power Authority,
              Power Project Revenue, Unrefunded Balance,
              Series 1989,
              7.000% 07/01/05...........................  A2        A            406
                                                                          ----------
                                                                              96,591
                                                                          ----------
            COLORADO -- 2.6%
   1,000    Adams County, Colorado, School District
              Number 012, GO, Series 1997, (FGIC
              Insured, State Aid Withholding),
              Prerefunded 12/15/07 @ 101,
              5.250% 12/15/09...........................  Aaa       AAA        1,145
   3,635    Aurora Centretech Metropolitan District,
              Colorado, GO Refunding, Series 1998C, (BNP
              Paribas LOC), Mandatory Put 12/01/08 @
              100,
              4.875% 12/01/28...........................  Aa3       AA-        3,901
   2,445    Boulder Larimer and Weld Counties, Colorado
              State, Vrain Valley School District, GO,
              Series 1997, (FGIC Insured),
              5.000% 12/15/10...........................  Aaa       AAA        2,718
  10,000    Colorado, E-470 Public Highway Authority,
              Revenue, Series 1997B, (MBIA Insured),
              4.060%& 09/01/12..........................  Aaa       AAA        6,987
   4,000    Colorado, Northwest Parkway Public Highway
              Authority, Revenue, Series 2001C,
              4.810%& 06/15/21..........................  Aaa       AAA        2,882

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 3,075    Denver, Colorado, City and County Airport
              Revenue Refunding, Series 2000A, AMT,
              (AMBAC Insured),
              6.000% 11/15/15...........................  Aaa       AAA   $    3,423
  10,300    Denver, Colorado, City and County Airport
              Revenue, Series 1995C, (MBIA Insured),
              6.500% 11/15/12...........................  Aaa       AAA       12,257
   5,570    Denver, Colorado, City and County Excise Tax
              Revenue Refunding, Series 1999A, (FSA
              Insured),
              5.375% 09/01/11...........................  Aaa       AAA        6,286
   1,630    Denver, Colorado, Health and Hospital
              Authority, Healthcare Revenue, Series
              2001A,
              6.000% 12/01/23...........................  Baa2      BBB        1,657
   7,385    Douglas County, Colorado, School District
              Number 1, Douglas and Elbert Counties, GO,
              Series 2001, (MBIA Insured, State Aid
              Withholding),
              5.250% 12/15/13...........................  Aaa       AAA        8,262
                                                                          ----------
                                                                              49,518
                                                                          ----------
            CONNECTICUT -- 0.6%
   4,215    Connecticut State, Housing Finance
              Authority, Revenue, (Housing Mortgage
              Finance Program) Series 1997D-2, AMT,
              5.600% 11/15/21...........................  Aaa       AAA        4,389
   7,800    Stamford, Connecticut, Housing Authority,
              Multifamily Revenue Refunding, (Fairfield
              Apartments Project) Series 1998, AMT,
              Mandatory Put 12/01/08 @ 100,
              4.750% 12/01/28...........................  Baa1      BBB+       7,903
                                                                          ----------
                                                                              12,292
                                                                          ----------
            DISTRICT OF COLUMBIA -- 0.7%
   1,375    District Columbia, Revenue, (George
              University Project) Series 1988C, (MBIA
              Insured),
              4.850% 04/01/09...........................  Aaa       AAA        1,507

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
 $ 2,000    District Columbia, Water and Sewer
              Authority, Public Utility Revenue, Series
              1998, (FSA Insured),
              5.500% 10/01/11...........................  Aaa       AAA   $    2,302
   1,000    District of Columbia, Hospital Revenue
              Refunding, (Medlantic Healthcare Group
              Project) Series 1997A, (MBIA Insured),
              6.000% 08/15/06...........................  Aaa       AAA        1,126
   1,350    District of Columbia, Hospital Revenue
              Refunding, (Medlantic Healthcare Group
              Project) Series 1997A, (MBIA Insured),
              6.000% 08/15/07...........................  Aaa       AAA        1,556
   3,050    District of Columbia, Revenue, (Georgetown
              University Project) Series 1988C, (MBIA
              Insured),
              5.050% 04/01/11...........................  Aaa       AAA        3,340
   2,000    District of Columbia, Revenue, (The
              Smithsonian Institute Project) Series
              1997,
              5.000% 02/01/17...........................  Aaa       AAA        2,147
   1,500    Metropolitan Washington, District of
              Columbia, Airport Revenue, Series 1994A,
              AMT, (MBIA Insured),
              5.600% 10/01/06...........................  Aaa       AAA        1,584
                                                                          ----------
                                                                              13,562
                                                                          ----------
            FLORIDA -- 5.1%
     440    Deerfield Beach, Florida, Water and Sewer
              Revenue Refunding, Series 1992, (FGIC
              Insured),
              6.125% 10/01/03...........................  Aaa       AAA          440
   2,700    Duval County, Florida, Housing Finance
              Authority, Multi-Family Housing Revenue
              Refunding, (United Dominion Realty Trust -
              Greentree Place Project) Series 1995,
              Mandatory Put 04/01/15 @ 100,
              6.750% 04/01/25...........................  Baa3      BBB-       2,808

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 3,890    Escambia County, Florida, Housing Finance
              Authority, Single-Family Mortgage Revenue,
              Series 1999, AMT, (FNMA/GNMA COLL),
              4.500% 10/01/09...........................  Aaa       AAA   $    4,117
  10,000    Florida State, Department of Environmental
              Protection & Preservation Revenue,
              (Florida Forever Project) Series 2003B,
              (MBIA Insured),
              5.000% 07/01/08...........................  Aaa       AAA       11,257
   2,500    Florida State, Board of Education, Capital
              Outlay Refunding GO, Series 1995D,
              4.750% 06/01/07...........................  Aa2       AA+        2,667
   3,990    Florida State, Board of Education, Capital
              Outlay Refunding GO, Series 1998B,
              5.250% 06/01/11...........................  Aa2       AA+        4,540
   5,575    Florida State, Board of Education, Public
              Education Capital Outlay GO, Series 1996A,
              5.500% 06/01/06...........................  Aa2       AA+        6,173
   7,290    Florida State, Department of Transportation
              GO Refunding, Series 2002,
              5.250% 07/01/13...........................  Aa2       AA+        8,263
   7,440    Florida, Housing Finance Agency,
              Multi-Family Housing Revenue Refunding,
              (Altamonte Project) Series 1994C,
              Mandatory Put 12/01/03 @ 100,
              7.000% 12/01/24...........................  Baa1      BBB+       7,499
   2,000    Florida, Housing Finance Agency,
              Multi-Family Housing Revenue Refunding,
              (United Dominion Realty Trust - Andover
              Project) Series 1996E, AMT, Mandatory Put
              05/01/08 @ 100,
              6.350% 05/01/26...........................  Baa1      BBB+       2,075

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 4,695    Florida, Ports Financing Commission Revenue,
              State Transportation Trust Fund, Series
              1996, (MBIA Insured),
              6.000% 06/01/06...........................  Aaa       AAA   $    5,218
   4,000    Jacksonville, Florida, Electric Authority,
              Revenue Refunding, (St. John River
              Project) Series 1993-10,
              6.500% 10/01/03...........................  Aa2       AA         4,001
   2,000    Lee County, Florida, Water and Sewer
              Revenue, Series 1999A, (AMBAC Insured),
              4.750% 10/01/19...........................  Aaa       AAA        2,072
   1,000    Manatee County, Florida, Public Utilities
              Revenue Refunding, Series 1991B, (MBIA
              Insured),
              6.400% 10/01/03...........................  Aaa       AAA        1,000
   5,000    Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07...........................  Aaa       AAA        5,587
   4,075    North Broward, Florida, Hospital District
              Revenue Refunding, Series 1997,
              5.250% 01/15/11...........................  Aaa       AAA        4,494
   2,300    Orlando and Orange County, Florida,
              Expressway Authority, Revenue, Series
              1988, (AMBAC Insured),
              7.625% 07/01/18...........................  Aaa       AAA        2,704
   1,000    Osceola County, Florida, Transportation
              Revenue, (Osceola Parkway Project) Series
              1992, (MBIA Insured),
              5.850% 04/01/06...........................  Aaa       AAA        1,014
   1,000    Palm Beach County, Florida, Criminal Justice
              Facilities Revenue, Series 1994, (FGIC
              Insured), Prerefunded 06/01/04 @ 102,
              5.850% 06/01/07...........................  Aaa       AAA        1,052
   7,000    Pinellas County, Florida, Housing Authority,
              Housing Revenue, (Affordable Housing
              Project), Series 2001, (FSA Insured),
              4.600% 12/01/10...........................  Aaa       AAA        7,335

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 6,080    Tampa, Florida, Health Systems Revenue,
              (Catholic Health East Project) Series
              1998A-1, (MBIA Insured),
              5.500% 11/15/13...........................  Aaa       AAA   $    6,978
   4,000    Tampa, Florida, Health Systems Revenue,
              (Catholic Health East Project) Series
              1998A-1, (MBIA Insured),
              5.500% 11/15/14...........................  Aaa       AAA        4,600
   2,000    Tampa, Florida, Water and Sewer Revenue,
              Series 1987,
              6.800% 10/01/07...........................  Aaa       AAA        2,210
                                                                          ----------
                                                                              98,104
                                                                          ----------
            GEORGIA -- 1.1%
   3,500    Cartersville, Georgia, Development
              Authority, Sewer Facilities Revenue
              Refunding, (Anheuser-Busch Companies, Inc.
              Project) Series 1997, AMT,
              5.625% 05/01/09...........................  A1        A+         3,940
   5,635    DeKalb County, Georgia, Special Recreation
              Tax District, GO, Series 2001,
              5.000% 12/01/13...........................  Aaa       AA+        6,329
   5,000    Fulton and DeKalb Counties, Georgia,
              Hospital Authority, GO Refunding
              Certificates, (Grady Memorial Hospital
              Project) Series 1993, (MBIA Insured),
              5.250% 01/01/04...........................  Aaa       AAA        5,053
   1,000    Georgia State, GO, Series 1991C,
              6.500% 04/01/04...........................  Aaa       AAA        1,027
   4,400    Georgia State, GO, Series 1997C,
              6.250% 08/01/09...........................  Aaa       AAA        5,268
                                                                          ----------
                                                                              21,617
                                                                          ----------
            HAWAII -- 1.4%
   1,000    Hawaii State, Department Budget and Finance
              Special Purpose Revenue, (Kapiolani Health
              Care Systems Project) Series 1993,
              6.400% 07/01/13...........................  Baa1      BBB+       1,021

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            HAWAII -- (CONTINUED)
 $ 2,000    Hawaii State, GO Refunding, Series 1997,
              (FGIC Insured),
              5.000% 03/01/04...........................  Aaa       AAA   $    2,033
  13,745    Hawaii State, GO, Series 2001CV (FGIC
              Insured),
              5.500% 08/01/09...........................  Aaa       AAA       15,876
   4,680    Honolulu City and County, Hawaii, GO
              Refunding, Series 1990A,
              7.350% 07/01/04...........................  Aa2       AA-        4,897
   2,500    Honolulu City and County, Hawaii, GO
              Refunding, Series 1990A,
              7.350% 07/01/07...........................  Aa2       AA-        2,976
                                                                          ----------
                                                                              26,803
                                                                          ----------
            IDAHO -- 0.0%+
     165    Idaho, Housing Agency, Single Family
              Mortgage Revenue, Series 1990A, (FHA/VA
              Mortgages),
              7.500% 07/01/24...........................  Aa2       AA           165
                                                                          ----------
            ILLINOIS -- 8.5%
   5,195    Chicago, Illinois, City Colleges Chicago
              Capital Improvement, GO, Series 1999,
              (FGIC Insured),
              6.000% 01/01/11...........................  Aaa       AAA        6,036
   1,000    Chicago, Illinois, Emergency Telephone
              Systems, GO, Series 1998, (FGIC Insured),
              5.550% 01/01/08...........................  Aaa       AAA        1,144
   2,000    Chicago, Illinois, Equipment Notes, GO,
              Series 1998, (FGIC Insured),
              5.000% 01/01/08...........................  Aaa       AAA        2,229
   5,650    Chicago, Illinois, GO Refunding, Series
              1999, (FGIC Insured),
              5.000% 01/01/15...........................  Aaa       AAA        6,067
   7,540    Chicago, Illinois, GO Refunding, Series
              1999, (FGIC Insured),
              5.250% 01/01/18...........................  Aaa       AAA        8,408

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $10,000    Chicago, Illinois, GO Refunding, Series
              1999A, (FGIC Insured),
              5.000% 01/01/08...........................  Aaa       AAA   $   11,143
   5,975    Chicago, Illinois, Housing Authority,
              Capital Program Revenue, Series 2001,
              5.250% 07/01/12...........................  Aa3       AA         6,601
   5,000    Chicago, Illinois, Housing Authority,
              Capital Program Revenue, Series 2001,
              5.375% 07/01/13...........................  Aa3       AA         5,519
   1,000    Chicago, Illinois, Metropolitan Water
              Reclamation District, Greater Chicago,
              Capital Improvement Bonds GO, Series 1991,
              6.750% 01/01/04...........................  Aaa       AA+        1,014
   5,640    Chicago, Illinois, O'Hare International
              Airport Revenue Refunding, Series 1993C,
              (MBIA Insured),
              5.000% 01/01/11...........................  Aaa       AAA        6,258
  10,000    Chicago, Illinois, O'Hare International
              Airport Revenue Refunding, Series 1999,
              (AMBAC Insured),
              5.500% 01/01/12...........................  Aaa       AAA       10,923
  10,200    Chicago, Illinois, Park District, GO, Series
              1995,
              6.600% 11/15/14...........................  Aa3       AA        11,234
   1,135    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/09...........................  Aaa       AAA        1,257
   1,195    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/10...........................  Aaa       AAA        1,331
   1,260    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/11...........................  Aaa       AAA        1,397
   1,325    Chicago, Illinois, Park District, GO, Series
              1997, (AMBAC Insured),
              5.250% 01/01/12...........................  Aaa       AAA        1,464

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,000    Chicago, Illinois, Public Building
              Commission Revenue, Chicago Transit
              Authority, Series 1995, (AMBAC Insured),
              Prerefunded 01/01/05 @ 100,
              6.600% 01/01/15...........................  Aaa       AAA   $    1,069
   2,000    Chicago, Illinois, Water Revenue Refunding,
              Series 1992, (AMBAC Insured),
              5.600% 11/01/04...........................  Aaa       AAA        2,047
   1,490    Chicago, Illinois, Water Revenue Refunding,
              Series 1993, (FGIC Insured),
              5.100% 11/01/08...........................  Aaa       AAA        1,682
   1,000    Cook County, Illinois, Capital Improvement
              GO, Series 1996, (FGIC Insured),
              5.400% 11/15/07...........................  Aaa       AAA        1,113
   2,000    Cook County, Illinois, Community College
              District Number 508, Certificates of
              Participation, Series 1990, (FGIC
              Insured),
              8.750% 01/01/07...........................  Aaa       AAA        2,429
   2,265    Cook County, Illinois, School District
              Number 135, GO Refunding, Series 1995,
              (FGIC Insured),
              5.450% 12/01/08...........................  Aaa       AAA        2,507
   2,350    Cook County, Illinois, School District
              Number 135, GO Refunding, Series 1995,
              (FGIC Insured),
              5.550% 12/01/09...........................  Aaa       AAA        2,593
   1,145    Du Page County, Illinois, School District,
              GO, Series 1997, (FGIC Insured),
              6.750% 02/01/11...........................  Aaa       AAA        1,401
   6,850    Illinois State, GO, Series 2000, Prerefunded
              06/01/10 @ 100,
              5.750% 06/01/15...........................  Aaa       AAA        8,020
  10,000    Illinois State, GO, Series 2002, (FSA
              Insured),
              5.375% 12/01/13...........................  Aaa       AAA       11,352

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,025    Illinois, Development Financial Authority,
              Solid Waste Disposal Revenue, (Waste
              Management Inc. Project) Series 1997, AMT,
              5.050% 01/01/10...........................  Baa2      BBB   $    5,155
   1,030    Illinois, Educational Facilities Authority,
              Revenue, (Shedd Aquarium Society Project)
              Series 1997, (AMBAC Insured),
              5.150% 07/01/09...........................  Aaa       AAA        1,155
   1,025    Illinois, Educational Facilities Authority,
              Revenue, (Shedd Aquarium Society Project)
              Series 1997, (AMBAC Insured),
              5.250% 07/01/10...........................  Aaa       AAA        1,149
   1,145    Illinois, Educational Facilities Authority,
              Revenue, (Shedd Aquarium Society Project)
              Series 1997, (AMBAC Insured),
              5.300% 07/01/11...........................  Aaa       AAA        1,284
     635    Illinois, Health Facilities Authority,
              Revenue, (Franciscan Sisters Health Care
              Hospital) Series 1994A, (MBIA Insured),
              6.500% 09/01/05...........................  Aaa       AAA          699
   6,320    Illinois, Health Facilities Authority,
              Revenue, (Highland Park Hospital Project)
              Series 1991B, (FGIC Insured), Prerefunded
              10/01/07 @ 102,
              5.900% 10/01/12...........................  Aaa       AAA        7,423
   1,700    Illinois, Health Facilities Authority,
              Revenue, (Northwestern Memorial Hospital)
              Series 1994A,
              5.400% 08/15/04...........................  Aa2       AA+        1,759
   2,400    Illinois, Metropolitan Pier and Exposition
              Authority, Revenue, Series 1992, (MBIA-
              IBC Insured),
              6.500% 06/01/05...........................  Aaa       AAA        2,607

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,580    Illinois, Metropolitan Pier and Exposition
              Authority, Revenue, Series 1996A, (AMBAC
              Insured),
              6.000% 12/15/06...........................  Aaa       AAA   $    1,793
   6,985    Illinois, Northwest Municipal Junction
              Action, Water Agency and Supply Systems
              Revenue, Series 1997, (MBIA Insured),
              5.125% 05/01/11...........................  Aaa       AAA        7,737
   1,670    Illinois, University Housing and Auxiliary
              Facilities Systems Revenue, Series 1996,
              (MBIA Insured),
              5.000% 10/01/07...........................  Aaa       AAA        1,846
   1,000    Lake County, Illinois, Warren Township High
              School District Number 121 Gurnee, GO
              Refunding, Series 1995, (FGIC Insured),
              5.050% 01/01/07...........................  Aaa       AAA        1,067
   1,005    McLean County, Illinois, School District
              Number 087 Bloomington, GO, Series 1993,
              5.000% 02/01/04...........................  Aa2       AA         1,018
   3,300    Regional Transportation of Illinois
              Authority, Revenue, Series 1994A, (AMBAC
              Insured),
              5.800% 06/01/05...........................  Aaa       AAA        3,467
   1,750    Regional Transportation of Illinois
              Authority, Series 1994C, (FGIC Insured, GO
              of Authority),
              7.750% 06/01/11...........................  Aaa       AAA        2,270
   2,250    Springfield, Illinois, Electric Revenue,
              Senior Lien, Series 1991,
              6.500% 03/01/07...........................  Aa3       A+         2,586
                                                                          ----------
                                                                             159,253
                                                                          ----------
            INDIANA -- 2.5%
   1,685    Carmel, Indiana, High School Building
              Corporation, Refunding Revenue, Series
              1994, (MBIA Insured, State Aid
              Withholding),
              5.250% 07/15/09...........................  Aaa       AAA        1,772

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 2,500    Columbus, Indiana, Four Star School Building
              Revenue, Series 1995, (MBIA Insured, State
              Aid Withholding),
              5.700% 01/15/08...........................  Aaa       AAA   $    2,743
   1,575    Hamilton County, Indiana, County Option
              Income Tax Revenue, Series 1998, (FSA
              Insured),
              5.250% 07/10/12...........................  Aaa       AAA        1,754
   1,140    Hamilton, Southeastern Indiana, North Del
              School Building Corporation, Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.300% 07/15/11...........................  Aaa       AAA        1,279
   1,385    Hamilton, Southeastern Indiana, Consolidated
              School Building Corporation, Revenue,
              Series 1995, (AMBAC Insured, State Aid
              Withholding), Prerefunded 07/15/05 @ 102,
              5.750% 07/15/09...........................  Aaa       AAA        1,526
   3,170    Hamilton, Southeastern Indiana, Consolidated
              School Building Corporation, Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.500% 01/15/12...........................  Aaa       AAA        3,513
   6,000    Indiana State, Development Finance
              Authority, PCR Refunding, (Southern
              Indiana Gas and Electric Project) Series
              1998C, AMT, Mandatory Put 03/01/06 @ 100,
              5.000% 03/01/30...........................  Baa1      BBB+       6,216
   1,100    Indiana, Bond Bank Revenue, (State Revolving
              Fund Project) Series 1995A,
              6.875% 02/01/12...........................  Aaa       AAA        1,204

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 4,390    Indiana, Health Facilities Financing
              Authority, Hospital Revenue, (Clarian
              Health Partners, Inc. Project) Series
              1996A,
              5.000% 02/15/04...........................  A1        AA-   $    4,450
   1,035    Indiana, Ivy Tech State College Revenue,
              Series 1997E, (AMBAC Insured),
              5.000% 07/01/07...........................  Aaa       AAA        1,149
   1,000    Indiana, Ivy Tech State College Revenue,
              Series 1997E, (AMBAC Insured),
              5.050% 07/01/09...........................  Aaa       AAA        1,103
   1,000    Indiana, Transportation Financing Authority,
              Highway Revenue, Series 1998A, (MBIA
              Insured),
              5.250% 12/01/13...........................  Aaa       AAA        1,115
   1,500    Indiana, Transportation Financing Authority,
              Highway Revenue, Series 1998A, (MBIA
              Insured),
              5.250% 12/01/14...........................  Aaa       AAA        1,666
   1,000    Indiana, University of Indiana Revenue,
              Series 1998K, Prerefunded 08/01/05 @ 102,
              5.800% 08/01/11...........................  Aa2       AA         1,104
   1,000    Indiana, University of Indiana Revenue,
              Series 1998K, Prerefunded 08/01/05 @ 102,
              5.900% 08/01/12...........................  Aa2       AA         1,106
   1,520    Indiana, University of Indiana Revenue,
              Series 1998L,
              5.000% 08/01/09...........................  Aa2       AA         1,673
   2,510    Indiana, University of Indiana Revenue,
              Series 1998L,
              5.000% 08/01/10...........................  Aa2       AA         2,710
     515    Marion County, Indiana, Hospital Authority,
              Hospital Facilities Revenue, (Community
              Hospital Indianapolis Project) Series
              1983,
              6.000% 05/01/04...........................  Aaa       AAA          530

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 1,140    Pike Township, Indianapolis, School Building
              Corporation, Refunding Revenue, Series
              1993, (State Aid Withholding),
              4.800% 08/01/05...........................  A1        AA    $    1,154
   1,000    Plymouth, Indiana, Multi School Building
              Refunding Revenue, Series 1995, (MBIA
              Insured, State Aid Withholding),
              5.550% 07/01/09...........................  Aaa       AAA        1,083
   1,005    Shelby County, Indiana, Jail Building
              Corporation, Refunding Revenue, Series
              1996, (MBIA Insured),
              5.300% 07/15/07...........................  Aaa       AAA        1,101
   1,045    Shelby County, Indiana, Jail Building
              Corporation, Refunding Revenue, Series
              1996, (MBIA Insured),
              5.400% 07/15/08...........................  Aaa       AAA        1,157
     375    St. Joseph County, Indiana, Hospital
              Authority, Hospital Facilities Revenue,
              (St. Joseph Hospital South Bend) Series
              1979,
              8.500% 12/01/04...........................  Aaa       AAA          393
   1,000    Tippecanoe County, Indiana, School Building
              Corporation, Revenue, Series 1994, (MBIA
              Insured, State Aid Withholding),
              Prerefunded 01/15/04 @ 102,
              5.800% 07/15/09...........................  Aaa       AAA        1,034
   1,085    Westfield, Indiana, Housing Building
              Corporation, Refunding Revenue, Series
              1998, (AMBAC Insured, State Aid
              Withholding),
              5.100% 01/05/12...........................  Aaa       AAA        1,191
   1,185    Westfield, Indiana, Housing Building
              Corporation, Refunding Revenue, Series
              1998, (AMBAC Insured, State Aid
              Withholding),
              5.100% 07/05/12...........................  Aaa       AAA        1,306

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 1,745    Westfield, Indiana, Housing Building
              Corporation, Refunding Revenue, Series
              1998, (AMBAC Insured, State Aid
              Withholding),
              5.250% 01/05/14...........................  Aaa       AAA   $    1,915
                                                                          ----------
                                                                              46,947
                                                                          ----------
            IOWA -- 0.6%
   9,650    Iowa, Student Loan Liquidity Corporation,
              Student Loan Revenue Refunding, Series
              1998J, AMT, (AMBAC Insured),
              4.800% 06/01/09...........................  Aaa       AAA       10,354
   1,000    Polk County, Iowa, GO Refunding, Series
              1993, (FGIC Insured),
              5.100% 12/01/03...........................  Aaa       AAA        1,007
                                                                          ----------
                                                                              11,361
                                                                          ----------
            KANSAS -- 0.9%
   5,000    Kansas State, Department of Transportation,
              Highway Revenue, Series 1992,
              7.250% 03/01/05...........................  Aa2       AAA        5,426
   4,500    Kansas State, Development Finance Authority,
              Revenue, Series 1998A,
              4.800% 06/01/13...........................  A3        A-         4,739
   2,175    Labette County, Kansas, Single-Family
              Mortgage Revenue, Zero Coupon Capital
              Accumulator Bonds, Series 1982, (Escrowed
              to Maturity),
              4.210%& 12/01/14..........................  Aaa       A-         1,366
   5,000    Wichita, Kansas, Hospital Revenue Refunding,
              Series 2001-III,
              6.250% 11/15/18...........................  A1        A+         5,578
                                                                          ----------
                                                                              17,109
                                                                          ----------
            KENTUCKY -- 0.2%
     180    Kentucky State, Turnpike Authority, Toll
              Road Revenue, Series 1986A, Prerefunded
              07/01/06 @ 100,
              5.500% 07/01/07...........................  Aa3       A+           197

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
 $ 3,625    Kentucky, Housing Corporation Revenue,
              Series 1993B, (FHA/VA/FNMA Mortgages),
              4.850% 07/01/04...........................  Aaa       AAA   $    3,717
                                                                          ----------
                                                                               3,914
                                                                          ----------
            LOUISIANA -- 0.0%+
     385    Jefferson Parish, Louisiana, Home Mortgage
              Authority, Series 1995A, (GNMA/FNMA
              Insured),
              6.200% 12/01/20...........................  Aaa       AAA          396
                                                                          ----------
            MARYLAND -- 1.1%
   1,500    Baltimore, Maryland, Port Facilities
              Revenue, (E.I. duPont de Nemours and
              Company Project) Series 1985,
              6.500% 12/01/10...........................  Aa3       AA-        1,537
  10,925    Maryland State, Transportation Department
              Revenue, Series 2002,
              5.500% 02/01/10...........................  Aa2       AA        12,585
   3,465    Prince Georges County, Maryland, Solid Waste
              Management System Revenue, Unrefunded
              Balance, Series 1993,
              5.200% 06/15/06...........................  Aaa       AAA        3,546
   2,500    Washington County, Maryland, Suburban
              Sanitation District Authority, Water
              Supply GO Refunding, Series 1993,
              4.900% 12/01/05...........................  Aaa       AAA        2,565
                                                                          ----------
                                                                              20,233
                                                                          ----------
            MASSACHUSETTS -- 1.9%
   3,000    Massachusetts Bay, Transportation Authority,
              Revenue Refunding, Series 1993A, (MBIA-
              IBC Insured, GO of Authority, State GTD),
              5.500% 03/01/09...........................  Aaa       AAA        3,446
   8,000    Massachusetts State, GO Refunding, Series
              1996A,
              5.000% 11/01/09...........................  Aa2       AA-        8,889

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $ 6,800    Massachusetts State, Industrial Financing
              Agency, Recovery Revenue, (Ogden Haverhill
              Project) Series 1998A,
              5.350% 12/01/10...........................  Baa2      BBB   $    6,724
   1,000    Massachusetts State, Industrial Financing
              Agency, Revenue, (Babson College Issue
              Project) Series 1998A, (MBIA Insured),
              5.000% 10/01/18...........................  Aaa       AAA        1,064
   2,785    Massachusetts, Educational Financing
              Authority, Education Loan Revenue
              Refunding, Series 1999A, (AMBAC Insured),
              4.100% 07/01/05...........................  Aaa       AAA        2,913
   3,005    Massachusetts, Educational Financing
              Authority, Educational Loan Revenue
              Refunding, Series 1999A, AMT, (AMBAC
              Insured),
              4.750% 07/01/11...........................  Aaa       AAA        3,214
   2,835    Massachusetts, Educational Financing
              Authority, Educational Revenue, Series
              1998C, AMT, (MBIA Insured),
              4.600% 12/01/08...........................  Aaa       AAA        3,104
   2,515    Massachusetts, Educational Financing
              Authority, Educational Revenue, Series
              1998C, AMT, (MBIA Insured),
              4.700% 12/01/09...........................  Aaa       AAA        2,724
   2,000    Massachusetts, University of Lowell Building
              Authority, Revenue, Series 1995A, (AMBAC
              Insured),
              5.700% 11/01/09...........................  Aaa       AAA        2,218
   2,000    New England Education Loan Marketing Company
              of Massachusetts, Student Loan Revenue
              Refunding, Series 1993A, AMT,
              5.700% 07/01/05...........................  Aa2       AA         2,140
                                                                          ----------
                                                                              36,436
                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            MICHIGAN -- 2.4%
 $ 1,895    Chippewa Valley, Michigan, Schools Refunding
              GO, Series 1994, (FGIC Q-SBLF Insured),
              5.000% 05/01/08...........................  Aaa       AAA   $    1,975
   1,000    Chippewa Valley, Michigan, Schools Refunding
              GO, Series 1994, (FGIC Q-SBLF Insured),
              5.100% 05/01/09...........................  Aaa       AAA        1,043
   7,500    Detroit, Michigan, Convention Facilities,
              Revenue Refunding, (Cobo Hall Expansion
              Project) Series 1993, (FSA Insured),
              5.100% 09/30/04...........................  Aaa       AAA        7,803
   2,000    Detroit, Michigan, GO Refunding, Series
              1995B,
              7.000% 04/01/04...........................  Baa1      A-         2,055
   1,000    Detroit, Michigan, Water Supply Systems
              Refunding Revenue, Series 1995B, (MBIA
              Insured),
              5.300% 07/01/09...........................  Aaa       AAA        1,144
   1,205    Grand Rapids, Michigan, Building Authority,
              Revenue, Series 1998,
              5.000% 04/01/12...........................  Aa2       AA         1,343
   1,000    Grand Rapids, Michigan, Building Authority,
              Revenue, Series 1998,
              5.000% 04/01/13...........................  Aa2       AA         1,114
   1,415    Grand Rapids, Michigan, Building Authority,
              Revenue, Series 1998,
              5.000% 04/01/14...........................  Aa2       AA         1,575
   5,000    Michigan State, Hospital Finance Authority,
              Revenue, (Ascension Health Credit Project)
              Series 1999A, Prerefunded 11/15/09 @ 101,
              5.750% 11/15/18...........................  Aaa       AAA        5,947
   7,000    Michigan State, Hospital Finance Authority,
              Revenue, (Ascension Health Credit Project)
              Series 1999B, Mandatory Put 11/15/04 @
              100,
              5.050% 11/15/33...........................  Aa2       AA         7,286

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 4,000    Michigan, Greater Detroit Resource Recovery
              Authority, Revenue Refunding, Series
              1996A, (AMBAC Insured),
              5.500% 12/13/03...........................  Aaa       AAA   $    4,036
   2,000    Michigan, Higher Education Student Loan
              Revenue Refunding, Series 1993-XII, (AMBAC
              Insured, GTD STD LNS),
              5.000% 10/01/04...........................  Aaa       AAA        2,046
   3,195    Royal Oak, Michigan, Hospital Financing
              Authority, Hospital Revenue, (William
              Beaumont Hospital Project) Series 1997,
              3.270%& 11/15/07..........................  Aa3       AA-        2,794
   2,000    Royal Oak, Michigan, Hospital Financing
              Authority, Hospital Revenue, (William
              Beaumont Hospital Project) Series 1997K,
              2.760%& 11/15/06..........................  Aa3       AA-        1,836
   1,850    South Lake, Michigan, Schools GO, Series
              1997, (FGIC Q-SBLF Insured),
              5.250% 05/01/12...........................  Aaa       AAA        2,057
   1,000    Van Dyke, Michigan, Public Schools Refunding
              GO, Series 1996, (FGIC Q-SBLF Insured),
              5.100% 05/01/09...........................  Aaa       AAA        1,099
   1,000    Ypsilanti, Michigan, School District
              Refunding, Series 1996, (FGIC-Q-SBLF
              Insured), Prerefunded 05/01/07 @ 100,
              5.400% 05/01/09...........................  Aaa       AAA        1,127
                                                                          ----------
                                                                              46,280
                                                                          ----------
            MINNESOTA -- 0.7%
   4,600    Minneapolis and St. Paul, Minnesota,
              MetroAirport Commission Airport Revenue,
              AMT, Series 1999B, (FGIC Insured),
              5.000% 01/01/07...........................  Aaa       AAA        5,011

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            MINNESOTA -- (CONTINUED)
 $ 6,285    Minneapolis and St. Paul, Minnesota,
              MetroAirport Commission Airport Revenue,
              Series 2001D, AMT, (FGIC Insured),
              5.750% 01/01/13...........................  Aaa       AAA   $    6,959
   2,150    Southern Minnesota Municipal Power Agency,
              Power Supply Systems Revenue, Refunded
              Balance, Series 1992B,
              5.800% 01/01/07...........................  Aaa       AAA        2,201
                                                                          ----------
                                                                              14,171
                                                                          ----------
            MISSISSIPPI -- 0.5%
   7,000    Mississippi State, GO Refunding, Series
              2000,
              5.000% 12/01/08...........................  Aa3       AA         7,911
   1,000    Mississippi State, University Educational
              Building Corporation, Revenue, Series
              1998, (AMBAC Insured),
              5.250% 08/01/12...........................  Aaa       AAA        1,114
   1,000    Mississippi State, University Educational
              Building Corporation, Revenue, Series
              1998, (MBIA Insured),
              5.250% 08/01/13...........................  Aaa       AAA        1,112
                                                                          ----------
                                                                              10,137
                                                                          ----------
            MISSOURI -- 0.9%
   1,590    Kansas City, Missouri, Water Revenue, Series
              1994,
              5.900% 12/01/05...........................  Aa3       AA         1,676
   2,980    Missouri State, Environmental Improvement
              and Energy Resource Authority, PCR
              Refunding, (Associated Electrical
              Cooperation - Thomas Hill Project) Series
              1996,
              5.500% 12/01/05...........................  A1        AA         3,230
   2,000    Missouri State, Health and Educational
              Facilities Authority, Health Facilities
              Revenue, (BJC Health Systems Project)
              Series 1994A,
              5.900% 05/15/04...........................  Aa3       AA-        2,060

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 9,060    St. Louis, Missouri, Municipal Financial
              Corporation Lease Hold Revenue,
              (Convention Center Project) Series 2003,
              (AMBAC Insured),
              5.250% 07/15/11...........................  Aaa       AAA   $   10,289
                                                                          ----------
                                                                              17,255
                                                                          ----------
            MONTANA -- 0.2%
   4,000    Montana State, Board Inventory Payroll Tax
              Revenue, (Workers Compensation Project)
              Series 1991, (MBIA Insured),
              6.750% 06/01/07...........................  Aaa       AAA        4,643
                                                                          ----------
            NEVADA -- 1.9%
   1,365    Clark County, Nevada, Passenger Facility
              Charge Revenue, Las Vegas/MaCarran
              International Airport, Series 1995A, (MBIA
              Insured),
              5.750% 07/01/08...........................  Aaa       AAA        1,486
   8,895    Clark County, Nevada, School District, GO
              Refunding, Series 2001C, (FGIC Insured),
              5.375% 06/15/13...........................  Aaa       AAA       10,090
   1,180    Henderson, Nevada, Series 1997A, (MBIA
              Insured),
              5.100% 06/01/08...........................  Aaa       AAA        1,308
   1,000    Nevada State, GO Refunding, (New Municipal
              Bond Bank Project) Series 1987C,
              7.625% 11/01/03...........................  Aaa       AAA        1,000
   6,570    Nevada State, GO, Series 1998A,
              5.250% 05/15/16...........................  Aa2       AA         7,210
  11,305    Nevada State, Highway Improvement Revenue
              Bonds, (Motor Vehicle Fuel Tax), Series
              2003, (MBIA Insured),
              5.000% 12/01/09...........................  Aaa       AAA       12,775

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $ 1,350    Washoe County, Nevada, GO Refunding, (Reno/
              Sparks Convention Project) Series 1995,
              (MBIA Insured),
              5.375% 07/01/08...........................  Aaa       AAA   $    1,458
                                                                          ----------
                                                                              35,327
                                                                          ----------
            NEW JERSEY -- 1.8%
   5,000    New Jersey State, GO Refunding, Series
              2001H,
              5.250% 07/01/14...........................  Aa2       AA         5,692
   3,340    New Jersey State, Housing and Mortgage
              Finance Agency, Revenue, (Home Buyer
              Project) Series 1999, AMT,
              5.300% 04/01/08...........................  Aaa       AAA        3,514
   3,440    New Jersey State, Housing and Mortgage
              Finance Agency, Revenue, (Home Buyer
              Project) Series 1999, AMT,
              5.400% 04/01/09...........................  Aaa       AAA        3,628
  10,000    New Jersey State, Transportation Trust Fund
              Authority, Transportation Systems Revenue,
              Series 1997A,
              5.000% 06/15/14...........................  Aa3       AA-       10,800
   3,840    New Jersey State, Transportation Trust Fund
              Authority, Transportations System Revenue,
              Unrefunded Balance, Series 1995A, (MBIA
              Insured),
              5.500% 06/15/11...........................  Aaa       AAA        4,188
   2,265    New Jersey State, Turnpike Authority,
              Revenue Refunding, Series 1972G,
              5.750% 01/01/09...........................  Aaa       AAA        2,513
   4,000    New Jersey, Tobacco Settlement Financing
              Corporation, Revenue, Series 2003,
              6.750% 06/01/39...........................  Baa2      BBB        3,570
                                                                          ----------
                                                                              33,905
                                                                          ----------
            NEW MEXICO -- 2.1%
   3,000    Bernalillo County, New Mexico, Gross
              Receipts Tax Revenue Refunding, Series
              1998,
              5.250% 04/01/27...........................  Aa3       AA         3,240

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            NEW MEXICO -- (CONTINUED)
 $15,500    Lordburg, New Mexico, PCR Refunding, (Phelps
              Dodge Corporation Project) Series 1993,
              6.500% 04/01/13...........................  Baa3      BBB-  $   15,853
   6,000    New Mexico State, Highway Community Tax
              Revenue, Series 2000A,
              6.000% 06/15/10...........................  Aa2       AA+        7,091
     775    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              1997C-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              5.950% 07/01/17...........................  Aaa       AAA          811
   1,450    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              1997E-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              5.600% 07/01/17...........................  Aaa       AAA        1,506
   3,675    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              2001B-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              6.200% 09/01/32...........................  Aaa       AAA        3,996
   2,800    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              2002B-2, AMT, (GNMA/FNMA/ FHLMC COLL),
              6.350% 03/01/33...........................  Aaa       AAA        3,113
   2,425    New Mexico, Mortgage Finance Authority,
              Single Family Mortgage Revenue, Series
              2002PG-A-2, (GNMA/FNMA/ FHLMC COLL),
              6.450% 03/01/33...........................  Aaa       AAA        2,659
   2,000    Santa Fe, New Mexico, Gross Receipts Tax
              Revenue, Series 1997A, (AMBAC Insured),
              5.000% 06/01/08...........................  Aaa       AAA        2,244
                                                                          ----------
                                                                              40,513
                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- 3.9%
 $ 8,500    Dutchess County, New York, Industrial
              Development Agency, Industrial Development
              Revenue, (IBM Project) Series 1999, AMT,
              Mandatory Put 12/01/09 @ 100,
              5.450% 12/01/29...........................  A1        A+    $    9,450
  10,000    New York City, New York, Transitional
              Finance Authority, Revenue Refunding,
              Future Tax Secured, Series 2002A,
              5.500% 11/01/26...........................  Aa2       AA+       11,322
   5,000    New York State, Dormitory Authority,
              Revenue, (City University Project) Series
              1993B,
              5.250% 07/01/06...........................  A3        AA-        5,475
   5,850    New York State, Dormitory Authority,
              Revenue, (State Educational Facilities
              Project) Series 1993A,
              5.250% 05/15/15...........................  A3        AA-        6,553
   1,000    New York State, Tollway Authority, Highway
              and Bridge Trust Fund Revenue, Series
              1995A, (MBIA Insured), Prerefunded
              04/01/05 @ 102,
              5.600% 04/01/10...........................  Aaa       AAA        1,087
   4,510    New York State, Tollway Authority, Service
              Contract Revenue, (Local Highway and
              Bridge Project) Series 2002,
              5.500% 04/01/13...........................  A3        AA-        5,100
   4,000    New York State, Urban Development
              Corporation, Correctional and Youth
              Facility Services Revenue, Series 2002A,
              Mandatory Put 1/01/11 @ 100,
              5.000% 01/01/17...........................  Aa3       AA-        4,370

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 7,000    New York, New York City Municipal Water
              Finance Authority, Water and Sewer System
              Revenue, Series 2000B,
              5.125% 06/15/31...........................  Aa2       AA    $    7,122
   3,870    New York, New York, GO, Series 1995D,
              Prerefunded 02/15/05 @ 101,
              5.750% 02/15/07...........................  Aaa       A          4,156
   3,500    New York, New York, GO, Series 1997, (MBIA
              Insured),
              6.250% 04/15/07...........................  Aaa       AAA        4,022
   1,700    New York, New York, GO, Series 1997L, (MBIA
              Insured),
              8.000% 08/01/06...........................  Aaa       AAA        1,999
   4,565    New York, New York, GO, Unrefunded Balance,
              Series 1995D,
              5.750% 02/15/07...........................  A2        A          4,901
   8,000    Niagara County, New York, Individual
              Development Agency, Solid Waste Disposal
              Revenue, Series 2001B, AMT, Mandatory Put
              11/15/13 @ 100,
              5.550% 11/15/24...........................  Baa1      BBB        8,331
                                                                          ----------
                                                                              73,888
                                                                          ----------
            NORTH CAROLINA -- 1.7%
   4,300    Cary, North Carolina, Water and Public
              Improvement, GO, Series 2001,
              5.000% 03/01/13...........................  Aaa       AAA        4,753
   3,000    Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              6.000% 07/01/24...........................  Aaa       AAA        3,318
   2,000    Cumberland County, North Carolina, GO,
              Series 1998, (FGIC Insured),
              5.000% 03/01/17...........................  Aaa       AAA        2,159
   1,820    North Carolina, Housing Finance Agency,
              (Single-Family Program) Series 1997RR,
              AMT, (FHA Insured),
              5.850% 09/01/28...........................  Aa2       AA         1,880

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 4,000    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Carolina
              Medicorp, Inc. Project) Series 1996,
              5.125% 05/01/16...........................  Aa3       AA-   $    4,274
   3,505    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Novant
              Health, Inc. Project), Series 2003A,
              5.000% 11/01/11...........................  Aa3       AA-        3,835
   3,135    North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Pitt
              County Memorial Hospital Project) Series
              1998A,
              4.400% 12/01/08...........................  Aa3       AA-        3,427
   3,000    North Carolina, Medical Care Commission,
              Hospital Revenue, (Pitt County Memorial
              Hospital Project) Series 1998B,
              5.000% 12/01/18...........................  Aa3       AA-        3,126
   5,000    North Carolina, Medical Care Community
              Hospital Revenue, (Duke University
              Hospital Project) Series 1996C, (MBIA-IBC
              Insured),
              5.250% 06/01/26...........................  Aaa       AAA        5,120
   1,200    Winston-Salem, North Carolina, Water and
              Sewer Systems Revenue Refunding, Series
              1997,
              4.600% 06/01/11...........................  Aa2       AAA        1,272
                                                                          ----------
                                                                              33,164
                                                                          ----------
            OHIO -- 3.1%
   6,135    Lorain County, Ohio, Hospital Revenue
              Refunding, (Catholic Healthcare Project)
              Series 2001A,
              5.625% 10/01/14...........................  A1        AA-        6,737
   3,000    Lorain County, Ohio, Hospital Revenue,
              (Catholic Healthcare Partnerships Project)
              Series 2001A,
              5.625% 10/01/15...........................  A1        AA-        3,277

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 3,000    Lorain County, Ohio, Hospital Revenue,
              (Catholic Healthcare Partnerships Project)
              Series 2001A,
              5.625% 10/01/16...........................  A1        AA-   $    3,254
   6,060    Montgomery County, Ohio, Hospital Revenue,
              (Kettering Medical Center Project) Series
              1999,
              6.500% 04/01/13...........................  Baa1      BBB+       6,671
  10,695    Ohio State Revenue, (New State
              Infrastructure) Series 2002,
              5.000% 06/15/10...........................  Aa3       AA        12,014
   1,000    Ohio State, Building Authority, State
              Facilities Administration Building Fund
              Revenue, Series 1994A, (MBIA Insured),
              Prerefunded 10/01/04 @ 102,
              6.000% 10/01/09...........................  Aaa       AAA        1,069
   5,000    Ohio State, Common Schools, GO, Series
              2001A,
              5.000% 06/15/12...........................  Aa1       AA+        5,464
   8,150    Ohio State, Common Schools, GO, Series
              2002B,
              4.000% 09/15/08...........................  Aa1       AA+        8,820
   8,000    Ohio State, Revenue, Series 2002,
              4.500% 06/15/06...........................  Aa3       AA         8,648
   1,325    Ohio, Housing Finance Agency, Mortgage
              Revenue, (Residential Project) Series
              1998B-2, AMT, (GNMA COLL),
              4.800% 09/01/07...........................  Aaa       AAA        1,426
   2,500    Scioto County, Ohio, Marine Terminal Revenue
              Refunding, (Norfolk Southern Corporation
              Project) Series 1998,
              5.300% 08/15/13...........................  Baa1      BBB        2,547
                                                                          ----------
                                                                              59,927
                                                                          ----------
            OKLAHOMA -- 0.3%
   4,670    Oklahoma City, Oklahoma, Airport Trust
              Revenue, Series 2000B, AMT, (FSA Insured),
              5.375% 07/01/11...........................  Aaa       AAA        5,119
                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            OREGON -- 0.6%
 $10,000    Oregon State, Department Administrative
              Services, Certificates of Participation,
              Series 2002C, (MBIA Insured),
              5.250% 11/01/10...........................  Aaa       AAA   $   11,413
     295    Oregon State, GO, (Elderly and Disabled
              Housing Project) Series 1996B,
              5.700% 08/01/16...........................  Aa3       AA           308
     115    Oregon State, GO, (Elderly and Disabled
              Housing Project) Series 1997A,
              5.050% 08/01/11...........................  Aa3       AA           120
      30    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              1996A,
              5.500% 07/01/08...........................  Aa2       AA            33
     145    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              1997H,
              5.150% 07/01/09...........................  Aa2       AA           154
      65    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              1998D,
              4.600% 07/01/07...........................  Aa2       AA            69
     255    Oregon State, Housing and Community
              Services, Department Mortgage Revenue,
              (Single Family Mortgage Project) Series
              2000H, (FHA/VA),
              5.550% 07/01/21...........................  Aa2       AA           266
                                                                          ----------
                                                                              12,363
                                                                          ----------
            PENNSYLVANIA -- 3.6%
   5,000    Allegheny County, Pennsylvania, Airport
              Revenue Refunding, (Pittsburgh
              International Airport Project) Series
              1997A-1, AMT, (MBIA Insured),
              5.750% 01/01/08...........................  Aaa       AAA        5,577

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 1,055    Central Dauphin, Pennsylvania, School
              District, GO, Series 1998, (FGIC Insured,
              State Aid Withholding),
              5.000% 06/01/12...........................  Aaa       AAA   $    1,154
   1,500    Central Dauphin, Pennsylvania, School
              District, GO, Series 1998AA, (MBIA
              Insured, State Aid Withholding),
              5.000% 12/01/13...........................  Aaa       AAA        1,641
  15,000    Delaware Valley, Pennsylvania, Regional
              Financing Authority, Local Government
              Revenue, Series 2002,
              5.500% 07/01/12...........................  Aa2       AA-       17,219
   1,350    Ligonier Valley, Pennsylvania, School
              District, GO Refunding, Series 1998, (FSA
              Insured, State Aid Withholding),
              5.000% 03/01/13...........................  Aaa       AAA        1,470
   1,000    Pennsylvania State, GO, Series 1995, (AMBAC
              Insured),
              5.000% 11/15/09...........................  Aaa       AAA        1,091
  10,000    Pennsylvania State, GO, Series 2001,
              5.125% 01/15/16...........................  Aa2       AA        10,894
   9,180    Pennsylvania, Housing Finance Agency,
              Single-Family Mortgage Revenue, Series
              1997A-61, AMT,
              5.450% 10/01/21...........................  Aa2       AA+        9,447
     905    Pennsylvania, Saucon Valley School District,
              GO, Series 1998, (AMBAC Insured, State Aid
              Withholding)
              5.150% 10/15/13...........................  Aaa       AAA        1,001
     835    Pennsylvania, Saucon Valley School District,
              GO, Series 1998, (AMBAC Insured, State Aid
              Withholding), Prerefunded 04/15/08 @ 100,
              5.150% 10/15/13...........................  Aaa       AAA          945

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $   880    Pennsylvania, Saucon Valley School District,
              GO, Series 1998, (AMBAC Insured, State Aid
              Withholding), Prerefunded 4/15/08 @ 100,
              5.200% 10/15/14...........................  Aaa       AAA   $      998
     950    Pennsylvania, Saucon Valley School District,
              Unrefunded Balance, Series 1998, (AMBAC
              State Aid Withholding),
              5.200% 10/15/14...........................  Aaa       AAA        1,038
   2,500    Philadelphia, Pennsylvania, Industrial
              Development Authority, IDR Refunding,
              (Ashland Oil Inc. Project) Series 1993,
              5.700% 06/01/05...........................  Baa2      BBB        2,602
     780    Scranton, Pennsylvania, School District, GO,
              Series 1998, (AMBAC Insured, State Aid
              Withholding),
              4.750% 04/01/08...........................  Aaa       AAA          869
     235    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC
              Insured, State Aid Withholding),
              4.750% 04/01/08...........................  Aaa       AAA          261
     595    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC
              Insured, State Aid Withholding),
              5.200% 04/01/11...........................  Aaa       AAA          661
   1,895    Scranton, Pennsylvania, School District, GO,
              Unrefunded Balance, Series 1998, (AMBAC
              Insured, State Aid Withholding),
              Prerefunded 04/01/08 @ 100,
              5.200% 04/01/11...........................  Aaa       AAA        2,150
   1,175    Tunkhannock, Pennsylvania, Area School
              District, GO, Series 1998, (AMBAC Insured,
              State Aid Withholding),
              5.100% 07/15/12...........................  Aaa       AAA        1,295

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 1,245    Tunkhannock, Pennsylvania, Area School
              District, GO, Series 1998, (AMBAC Insured,
              State Aid Withholding),
              5.150% 07/15/14...........................  Aaa       AAA   $    1,351
   1,845    Tyrone, Pennsylvania, Area School District,
              GO, Series 1998, (MBIA State Aid
              Withholding),
              5.000% 09/15/13...........................  Aaa       AAA        2,016
   5,400    Westmoreland County, Pennsylvania,
              Industrial Development Authority, Revenue,
              (Valley Landfill Project) Series 1993,
              Mandatory Put 05/01/09 @ 100,
              5.100% 05/01/18...........................  Baa2      BBB        5,607
                                                                          ----------
                                                                              69,287
                                                                          ----------
            PUERTO RICO -- 0.1%
   1,000    Puerto Rico, Electric Power Authority, Power
              Revenue Refunding, Series 1995Z,
              5.250% 07/01/07...........................  A3        A-         1,087
                                                                          ----------
            RHODE ISLAND -- 0.0%+
      55    Rhode Island State, GO, Series 1992A,
              5.400% 08/01/06...........................  Aa3       AA-           56
                                                                          ----------
            SOUTH CAROLINA -- 1.0%
   3,600    Cherokee County, South Carolina, School
              District Number 001, GO, Series 1997,
              (SCSDE),
              5.000% 03/01/16...........................  Aa1       AA+        3,873
   3,210    Greenville Hospital Systems of South
              Carolina, Hospital Facilities Revenue,
              Series 1996B, (GTY-AGMT),
              5.500% 05/01/08...........................  Aa3       AA         3,497
   5,160    South Carolina, Piedmont Municipal Power
              Agency, Electric Revenue, Series 1996B,
              (FGIC Insured),
              6.000% 01/01/07...........................  Aaa       AAA        5,821

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 5,890    York County, South Carolina, Exempt
              Facilities IDR, (Hoechst Celanese
              Corporation Project) Series 1994, AMT,
              5.700% 01/01/24...........................  Baa2      BBB   $    5,785
                                                                          ----------
                                                                              18,976
                                                                          ----------
            SOUTH DAKOTA -- 0.8%
   2,000    South Dakota State, Building Authority,
              Lease Revenue, Series 1996A, (AMBAC
              Insured),
              5.750% 12/01/05...........................  Aaa       AAA        2,190
   1,335    South Dakota State, Health and Educational
              Facilities Authority, Revenue, (Rapid City
              Regional Hospital Project) Series 1976,
              7.750% 09/01/07...........................  Aaa       AAA        1,528
  11,000    South Dakota, Education Loans Inc., Student
              Loan Revenue, Series 1998, AMT, (GTD STD
              LNS),
              4.950% 06/01/10...........................  Aaa       AAA       11,784
                                                                          ----------
                                                                              15,502
                                                                          ----------
            TENNESSEE -- 2.9%
   1,940    Fayetteville and Lincoln, Tennessee,
              Industrial Development Board Revenue,
              (Franke Inc. Project) Series 1997,
              (Corestate Bank N.A. LOC),
              5.250% 06/01/04...........................  Aa3       AA-        1,987
   5,000    Knox County, Tennessee, GO Refunding, Series
              2001,
              5.000% 04/01/09...........................  Aa2       AA         5,632
   5,000    Knox County, Tennessee, Health Educational
              and Housing Facilities Board, Revenue,
              (University Health System Inc. Project)
              Series 1999,
              5.625% 04/01/29...........................  Baa1      BBB+       5,050

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 6,180    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities and Project
              Revenue Refunding, (Federal Express
              Corporation Project) Series 1997,
              5.350% 09/01/12...........................  Baa2      BBB   $    6,533
   5,000    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2001,
              5.000% 09/01/09...........................  Baa2      BBB        5,490
   7,470    Metropolitan Government, Nashville and
              Davidson County, Tennessee, GO Refunding,
              Series 2003A & B,
              5.250% 10/15/07...........................  Aa2       AA         8,441
   1,000    Metropolitan Government, Nashville and
              Davidson County, Tennessee, Health and
              Educational Facilities Board, Improvement
              Revenue Refunding, (Meharry Medical
              College Project) Series 1996, (AMBAC
              Insured),
              6.000% 12/01/08...........................  Aaa       AAA        1,176
   6,450    Shelby County, Tennessee, GO Refunding,
              Series 1997B,
              5.500% 08/01/08...........................  Aa2       AA+        7,416
   8,000    Shelby County, Tennessee, Health Educational
              and Housing Facilities Board Revenue, (St.
              Jude's Childrens Research Project) Series
              1999,
              5.375% 07/01/24...........................  Aa2       AA         8,159
   1,190    Tennessee State, Housing Development Agency,
              Revenue, Series 1998, AMT,
              4.950% 07/01/10...........................  Aa2       AA         1,260
   4,000    Tennessee, Gas Revenue, (Tennergy
              Corporation Project) Series 1999, (MBIA
              Insured),
              5.000% 06/01/05...........................  Aaa       AAA        4,255
                                                                          ----------
                                                                              55,399
                                                                          ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TEXAS -- 14.8%
 $ 2,175    Aldine, Texas, Independent School District,
              GO Refunding, Series 1997, (PSF-GTD),
              2.130%& 02/15/07..........................  Aaa       AAA   $    2,025
   1,500    Birdville, Texas, Independent School
              District, GO Refunding, Series 1997B,
              (PSF-GTD),
              5.000% 02/15/07...........................  Aaa       AAA        1,656
   2,575    Carrollton, Texas, Farmers Branch
              Independent School District, GO, Series
              1996, (PSF-GTD), Prerefunded 02/15/06 @
              100,
              5.700% 02/15/17...........................  Aaa       AAA        2,837
   4,030    Colorado River, Texas, Municipal Water
              Revenue Refunding, Series 2003, (AMBAC
              Insured),
              5.000% 01/01/12...........................  Aaa       AAA        4,463
   1,455    Coppell, Texas, Waterworks and Sewer System
              Revenue, Series 2001,
              5.000% 09/01/09...........................  Aaa       AAA        1,616
   7,300    Dallas, Texas, Waterworks & Sewer Systems,
              Revenue Refunding, Series 2001,
              5.000% 10/01/16...........................  Aa2       AA+        7,858
   5,000    Dallas-Fort Worth, Texas, International
              Airport Revenue, Series 2003A, (FSA
              Insured),
              5.500% 11/01/17...........................  Aaa       AAA        5,444
   1,485    Duncanville, Texas, Independent School
              District, GO Refunding, Series 1993,
              (PSF-GTD),
              5.200% 02/15/09...........................  Aaa       AAA        1,678
   1,750    El Paso, Texas, Airport Revenue, (El Paso
              International Airport Project) Series
              1996, (FGIC Insured),
              5.300% 08/15/06...........................  Aaa       AAA        1,753
   2,190    Fort Worth, Texas, Higher Education
              Financial Corporation, Higher Education
              Revenue, (Texas Christian University
              Project) Series 1997,
              5.000% 03/15/17...........................  Aa3       AA-        2,325

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,050    Galena Park, Texas, Independent School
              District, GO, Series 1997, (PSF-GTD),
              5.000% 08/15/21...........................  Aaa       AAA   $    1,083
   3,000    Galveston, Texas, Special Contract Revenue
              Refunding, (Farmland Industries Inc.
              Project) Series 1998,
              5.500% 05/01/15...........................  Caa2      CCC        1,934
   3,120    Garland, Texas, Certificates of Obligation,
              GO, Series 2000,
              5.500% 02/15/12...........................  Aa2       AA         3,511
  10,650    Guadalupe Blanco River Authority, Texas,
              Sewer and Solid Waste Disposal Facility,
              Revenue, (E.I. duPont de Nemours and
              Company Project) Series 1999, AMT,
              5.500% 05/01/29...........................  Aa3       AA-       10,881
   1,000    Harris County, Texas, Certificates of
              Obligation GO, Series 1992,
              6.000% 12/15/10...........................  Aa1       AA+        1,201
   1,055    Harris County, Texas, Criminal Justice
              Center GO, Series 1996,
              5.400% 10/01/10...........................  Aa1       AA+        1,171
   2,730    Harris County, Texas, GO, Series 1996,
              5.150% 10/01/07...........................  Aa1       AA+        2,981
   1,000    Harris County, Texas, GO, Series 1996,
              5.375% 10/01/09...........................  Aa1       AA+        1,109
  10,990    Harris County, Texas, GO, Series 2001,
              5.000% 10/01/12...........................  Aa1       AA+       12,142

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,350    Harris County, Texas, Health Facilities
              Development Authority, Hospital Revenue
              Refunding, (Texas Children's Hospital
              Project) Series 1995, (MBIA Insured,
              Escrowed to Maturity),
              6.000% 10/01/05...........................  Aaa       AAA   $    2,572
   5,000    Harris County, Texas, Health Facilities
              Development Authority, Revenue, Series
              1999A, (MBIA Insured),
              5.375% 07/01/19...........................  Aaa       AAA        5,326
   5,790    Harris County, Texas, Health Facility
              Development Corporation, Revenue, Series
              1999A, (MBIA Insured),
              5.625% 07/01/11...........................  Aaa       AAA        6,456
   7,000    Houston, Texas, Airport System Revenue, Sub-
              Lien, Series 1998B, AMT, (FGIC Insured),
              5.250% 07/01/12...........................  Aaa       AAA        7,501
   6,755    Houston, Texas, Airport System Revenue, Sub-
              Lien, Series 2000A, AMT, (FSA Insured),
              6.000% 07/01/09...........................  Aaa       AAA        7,764
   5,000    Houston, Texas, Airport Systems Revenue,
              Sub-lien, Series 2002, (FSA Insured),
              5.000% 07/01/27...........................  Aaa       AAA        5,036
   7,320    Houston, Texas, GO, Series 2001A, (FSA
              Insured),
              5.500% 03/01/10...........................  Aaa       AAA        8,404
  13,625    Houston, Texas, Water and Sewer Systems
              Revenue Refunding, Series 2002B, (AMBAC
              Insured),
              5.500% 12/01/06...........................  Aaa       AAA       15,262
   6,025    Houston, Texas, Water Systems Revenue,
              Series 1979,
              6.400% 12/01/14...........................  Aaa       AAA        7,110

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Jefferson County, Texas, Health Facilities
              Development Corporation, Revenue, (Baptist
              Hospitals Project) Series 2001, (AMBAC
              Insured),
              5.200% 08/15/21...........................  Aaa       AAA   $    4,175
   1,680    Keller, Texas, Independent School District,
              GO, Series 1993, (PSF-GTD) Prerefunded
              2/15/06 @ 100,
              5.600% 08/15/07...........................  Aaa       AAA        1,848
   1,000    Lewisville, Texas, Independent School
              District, GO, Series 1997, (PSF-GTD),
              6.750% 08/15/08...........................  Aaa       AAA        1,200
   6,470    Lubbock, Texas, Health Facilities
              Development Revenue, (St. Joseph Health
              Systems Project) Series 1998, (FSA-CR
              Insured),
              5.000% 07/01/06...........................  Aaa       AAA        7,054
   1,700    Midlothian, Texas, Independent School
              District, GO Refunding, Series 1995,
              (PSF-GTD),
              5.200% 02/15/13...........................  Aaa       AAA        1,842
   5,210    North Central Texas, Health Facilities
              Development Corporation, Revenue
              Refunding, (Baylor Healthcare Systems
              Project) Series 1995, (AMBAC - TCRS
              Insured),
              5.500% 05/15/13...........................  Aaa       AAA        5,706
   5,000    North Central, Texas, Health Facilities
              Development Corporation, Health Facilities
              Revenue, (Presbyterian Healthcare
              Residential Project) Series 1996B, (MBIA
              Insured),
              5.500% 06/01/16...........................  Aaa       AAA        5,837
   1,245    Pasadena, Texas, Independent School
              District, GO, Series 1998, (PSF-GTD),
              5.000% 02/15/11...........................  Aaa       AAA        1,345

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Plano, Texas, Independent School District,
              GO Refunding, Series 2001, (PSF-GTD),
              5.000% 02/15/09...........................  Aaa       AAA   $    4,485
   2,110    Richardson, Texas, GO Refunding, Series
              1998,
              5.250% 02/15/07...........................  Aa1       AA+        2,351
   8,355    Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              5.500% 10/01/11...........................  Baa2      BBB-       8,814
   5,000    San Antonio, Texas, Electric and Gas Revenue
              Refunding, Series 2002,
              5.000% 02/01/10...........................  Aa1       AA+        5,588
  10,210    San Antonio, Texas, Electric and Gas Revenue
              Refunding, Series 2002,
              5.375% 02/01/15...........................  Aa1       AA+       11,589
   8,000    San Antonio, Texas, General Improvement
              District, GO Refunding, Series 2001,
              5.000% 08/01/10...........................  Aa2       AA+        8,979
   1,060    San Benito, Texas, Consolidated Independent
              School, GO Refunding, Series 1996,
              (PSF-GTD),
              5.000% 08/01/07...........................  Aaa       AAA        1,149
   3,805    Tarrant County, Texas, Health Facilities
              Development Corporation, Health Systems
              Revenue, (Texas Health Resources Systems
              Project) Series 1997A, (MBIA Insured),
              5.750% 02/15/10...........................  Aaa       AAA        4,258
   5,000    Tarrant County, Texas, Health Facilities
              Development Corporation, Health Systems
              Revenue, (Texas Health Resources Systems
              Project) Series 1997A, (MBIA Insured),
              5.250% 02/15/17...........................  Aaa       AAA        5,322
   3,200    Texas A&M University, Financing Systems
              Revenue, Series 1995,
              5.950% 05/15/05...........................  Aa1       AA+        3,444

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,800    Texas State, Texas Public Financing
              Authority, GO Refunding, Series 1996B,
              Prerefunded 10/01/06 @ 100,
              5.300% 10/01/07...........................  Aa1       AA    $    7,571
   5,000    Texas State, Turnpike Authority, Dallas
              North Tollway Revenue, (President George
              Bush Turnpike Project) Series 1995, (FGIC
              Insured),
              5.000% 01/01/25...........................  Aaa       AAA        5,036
   1,000    Texas State, Veterans Housing Assistance,
              GO, Series 1994B-4, AMT,
              6.100% 12/01/06...........................  Aa1       AA         1,024
  10,910    Texas State, Water Development GO, Series
              1997D,
              5.000% 08/01/19...........................  Aa1       AA        11,409
   5,000    Texas, Alliance Airport Authority Inc.,
              Facilities Revenue, (Federal Express
              Corporation Project) Series 1996,
              6.375% 04/01/21...........................  Baa2      BBB        5,242
   2,000    Texas, Municipal Power Agency, Revenue
              Refunding, Series 1994, (FGIC Insured),
              5.000% 09/01/08...........................  Aaa       AAA        2,064
   2,000    Texas, Municipal Power Agency, Revenue
              Refunding, Series 1994, (FGIC Insured),
              5.000% 09/01/09...........................  Aaa       AAA        2,068
   6,000    Texas, Red River Authority, PCR Refunding,
              Series 1991, (AMBAC Insured),
              5.200% 07/01/11...........................  Aaa       AAA        6,409
   2,000    Texas, Southwest Higher Education Authority
              Inc., Higher Education Revenue Refunding,
              (Southern Methodist University Project)
              Series 1995, (FSA Insured),
              5.125% 10/01/16...........................  Aaa       AAA        2,165
     500    Texas, United Independent School District,
              GO, Series 1995, (PSF-GTD),
              5.500% 08/15/08...........................  Aaa       AAA          554

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 7,600    Texas, University of Texas Revenue
              Refunding, Series 2003B,
              5.250% 08/15/12...........................  Aaa       AAA   $    8,619
   4,500    Travis County, Texas, Health Facilities
              Development Corporation, Revenue,
              (Ascension Health Credit Project) Series
              1999A, (AMBAC Insured), Prerefunded
              11/15/09 @ 101,
              5.875% 11/15/24...........................  Aaa       AAA        5,372
   4,000    Travis County, Texas, Housing Finance
              Authority, Multi-Family Housing Revenue,
              (Lakeview Apartments Project) Series
              2001A,
              6.250% 07/01/22...........................  B3        B-         3,272
   1,900    West University Place, Texas, GO Refunding,
              Series 1998, (MBIA Insured),
              5.100% 02/01/12...........................  Aaa       AAA        2,082
                                                                          ----------
                                                                             280,972
                                                                          ----------
            UTAH -- 1.9%
   2,145    Cache County, Utah, School District, GO
              Refunding, (Utah School Board Guaranty
              Program) Series 1997, (SCH BD GTY),
              5.500% 06/15/07...........................  Aaa       AAA        2,426
   1,000    Iron County, Utah, School District, GO,
              Series 1994, (MBIA Insured), Prerefunded
              01/15/05 @ 100,
              6.000% 01/15/06...........................  Aaa       AAA        1,063
  11,100    Tooele County, Utah, Hazardous Waste
              Treatment Revenue, (Union Pacific Project)
              Series 1992, AMT,
              5.700% 11/01/26...........................  Baa3      BBB       11,057
   5,000    Utah State, Building Ownership Authority,
              Lease Revenue Refunding, Series 1998, (FSA
              Insured),
              5.500% 05/15/14...........................  Aaa       AAA        5,770
  10,000    Utah State, GO Refunding, Series 2002B,
              5.375% 07/01/11...........................  Aaa       AAA       11,475

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            UTAH -- (CONTINUED)
 $   140    Utah State, Housing Finance Agency, Single
              Family Mortgage Revenue, Series 1996,
              (FHA/VA Mortgages),
              5.750% 07/01/07...........................  Aaa       AA    $      152
   2,500    Utah State, Student Loan Revenue, Series
              1995N, AMT, (AMBAC Insured, GTD STD LNS),
              5.900% 11/01/07...........................  Aaa       AAA        2,696
     345    Utah, Intermountain Power Agency, Power
              Supply Revenue, Series 1993A,
              5.000% 07/01/04...........................  A1        A+           353
     370    Utah, Intermountain Power Agency, Power
              Supply Revenue, Series 1993A,
              5.000% 07/01/04...........................  A1        A+           379
                                                                          ----------
                                                                              35,371
                                                                          ----------
            VERMONT -- 0.1%
   1,000    Vermont, Municipal Bond Bank, Revenue,
              Series 1996-1, (AMBAC Insured, GO of Bond
              Bank),
              5.700% 12/01/10...........................  Aaa       AAA        1,145
                                                                          ----------
            VIRGINIA -- 1.3%
     975    Chesterfield County, Virginia, Improvement
              GO Refunding, Series 1991,
              6.250% 07/15/05...........................  Aaa       AAA        1,012
   2,500    Newport News, Virginia, GO Refunding, Series
              1993B, (State Aid Withholding),
              Prerefunded 11/01/03 @ 102,
              5.400% 11/01/06...........................  Aa2       AA         2,560
   5,240    Norfolk, Virginia, GO Refunding, Series
              1994, (State Aid Withholding),
              5.200% 06/01/07...........................  A1        AA         5,436
   3,000    Virginia Beach, Virginia, GO Refunding,
              Series 1993,
              5.100% 07/15/05...........................  Aa1       AA+        3,212
   7,000    Virginia State, Public School Authority,
              Revenue Refunding, Series 1993B, (State
              Aid Withholding),
              5.250% 01/01/07...........................  Aa1       AA         7,211

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 7,300    Virginia, Pocahontas Parkway Association
              Toll Road Revenue, Series 1998B,
              8.350%& 08/15/15..........................  Baa3      BB    $    2,763
   9,100    Virginia, Pocahontas Parkway Association
              Toll Road Revenue, Series 1998B,
              8.350%& 08/15/19..........................  Baa3      BB         2,483
                                                                          ----------
                                                                              24,677
                                                                          ----------
            WASHINGTON -- 7.0%
   1,830    Chelan County, Washington, Public Utilities
              District No. 001, Constructive Systems
              Revenue, Series 1988A,
              5.900% 07/01/13...........................  Aa2       AA         1,872
   2,655    Chelan County, Washington, Public Utilities
              District No. 1, Hydro Conservative Systems
              Revenue, Series 1997A, AMT, Mandatory Put
              07/01/07 @ 100,
              4.850% 07/01/32...........................  Aa2       AA         2,871
   1,255    Clark County, Washington, School District
              Number 037 Vancouver, GO Refunding, Series
              1993,
              5.500% 12/01/07...........................  Aa3       AA-        1,290
   1,805    Clark County, Washington, School District
              Number 117 Camas, GO Refunding, Series
              1998, (AMBAC Insured),
              5.000% 12/01/12...........................  Aaa       AAA        2,016
   1,140    Jefferson County, Washington, School
              District No. 49, GO, Series 1998, (FSA
              Insured),
              5.000% 12/01/07...........................  Aaa       AAA        1,274
   6,150    King and Snohomish Counties, Washington, GO
              Refunding, Series 1993, (FGIC Insured),
              5.600% 12/01/10...........................  Aaa       AAA        7,153
     970    King County, Washington, GO Prerefunded
              Revenue, Series 2002
              5.500% 12/01/13...........................  Aa1       AA+        1,136

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,000    King County, Washington, GO Refunding,
              Series 1998B,
              4.750% 01/01/17...........................  Aa1       AA+   $    1,035
   3,000    King County, Washington, GO, Series 1997D,
              5.550% 12/01/08...........................  Aa1       AA+        3,435
   1,000    King County, Washington, GO, Series 1997D,
              5.750% 12/01/11...........................  Aa1       AA+        1,159
   9,030    King County, Washington, Unrefunded Revenue,
              Series 2002,
              5.500% 12/01/13...........................  Aa1       AA+       10,465
   1,000    Kitsap County, Washington, Sewer Revenue,
              Series 1996, (MBIA Insured), Crossover
              Refunded 07/01/06 @ 100,
              5.600% 07/01/08...........................  Aaa       AAA        1,107
   1,000    Lewis County, Washington, Public Utilities
              District No. 001, Revenue, Series 1993,
              Prerefunded 10/01/03 @ 102,
              5.500% 10/01/09...........................  Aa1       AA-        1,020
   2,500    Northwest, Washington, Revenue, (Energy Wind
              Project), Series 2001B,
              6.000% 07/01/23...........................  A3        A-         2,600
   5,000    Port Seattle, Washington, Passenger Facility
              Charge Revenue, Series 1998, AMT, (AMBAC
              Insured),
              5.250% 12/01/09...........................  Aaa       AAA        5,542
   3,205    Port Seattle, Washington, Revenue, Series
              1996-B, AMT, (FGIC Insured),
              5.100% 09/01/05...........................  Aaa       AAA        3,418
   3,780    Port Seattle, Washington, Revenue, Series
              1996-B, AMT, (FGIC Insured),
              6.000% 09/01/08...........................  Aaa       AAA        4,346
   1,000    Seattle, Washington, Municipal Light and
              Power Revenue Refunding, Series 1993,
              5.000% 05/01/04...........................  Aa3       A+         1,022
  10,365    Seattle, Washington, Municipal Light and
              Power Revenue Refunding, Series 2001
              5.250% 03/01/11...........................  Aaa       AAA       11,717

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,500    Skagit County, Washington, Conservative
              School District No. 320, GO, Series 1994,
              Prerefunded 12/01/04 @ 100,
              6.850% 12/01/10...........................  Aaa       AAA   $    1,601
     555    Snohomish County, Washington, School
              District Number 002 Everett, GO, Series
              1993, (MBIA Insured), Prerefunded 12/01/03
              @ 102,
              5.850% 12/01/05...........................  Aaa       AAA          571
     530    Snohomish County, Washington, School
              District Number 002 Everett, GO, Series
              1993, (MBIA Insured), Prerefunded 12/01/03
              @ 102,
              6.000% 12/01/06...........................  Aaa       AAA          545
     445    Snohomish County, Washington, School
              District Number 002 Everett, GO, Series
              1993, Unrefunded Balance, (MBIA Insured),
              Prerefunded 12/01/03 @ 102,
              5.850% 12/01/05...........................  Aaa       AAA          458
     935    Snohomish County, Washington, School
              District Number 002 Everett, GO, Series
              1993, Unrefunded Balance, (MBIA Insured),
              Prerefunded 12/01/03 @ 102,
              6.000% 12/01/06...........................  Aaa       AAA          962
   8,000    Snohomish County, Washington, School
              District Number 002 Everett, GO, Series
              1998A, (MBIA Insured),
              5.500% 12/01/11...........................  Aaa       AAA        9,231
   1,000    Spokane County, Washington, School District
              Number 081 Spokane, GO Refunding, Series
              1992,
              6.000% 12/01/03...........................  Aa2       AA         1,008

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,975    Spokane County, Washington, School District
              Number 354 Mead, GO, Series 1998, (FGIC
              Insured),
              5.000% 12/01/09...........................  Aaa       AAA   $    2,233
   7,800    Spokane County, Washington, School District
              Number 354 Mead, GO, Series 1998, (FGIC
              Insured),
              5.500% 12/01/10...........................  Aaa       AAA        9,022
   1,600    Spokane County, Washington, School District
              Number 354 Mead, GO, Series 1998, (FGIC
              Insured),
              5.250% 12/01/11...........................  Aaa       AAA        1,818
   1,500    Tacoma, Washington, Electric Systems Revenue
              Refunding, Series 1994, (FGIC Insured),
              5.800% 01/01/04...........................  Aaa       AAA        1,518
   2,195    Tacoma, Washington, Electric Systems
              Revenue, Series 1992, (AMBAC Insured),
              5.900% 01/01/05...........................  Aaa       AAA        2,221
   1,000    Vancouver, Washington, Water and Sewer
              Revenue, Series 1995, (FGIC Insured),
              Prerefunded 06/01/05 @ 100,
              5.850% 06/01/11...........................  Aaa       AAA        1,078
   6,645    Washington State, GO Refunding, Series
              1997R-98A,
              5.000% 07/01/15...........................  Aa1       AA+        7,146
   3,330    Washington State, GO, Series 1998C,
              5.500% 07/01/09...........................  Aa1       AA+        3,836
   5,150    Washington State, Public Power Supply
              Systems Revenue Refunding, (Nuclear
              Project Number 1) Series 1996A, (AMBAC
              Insured),
              6.000% 07/01/05...........................  Aaa       AAA        5,575
   1,150    Washington State, Public Power Supply
              Systems Revenue Refunding, Series 1993A,
              5.800% 07/01/07...........................  Aa1       AA-        1,306

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 3,000    Washington State, Public Power Supply
              Systems Revenue Refunding, Series 1993B,
              (FSA Insured),
              5.400% 07/01/05...........................  Aaa       AAA   $    3,218
   8,000    Washington State, Public Power Supply
              Systems Revenue Refunding, Series 1996A,
              (AMBAC Insured),
              5.500% 07/01/04...........................  Aaa       AAA        8,268
   3,000    Washington State, Public Power Supply
              Systems Revenue Refunding, (Nuclear Number
              1 Project) Series 1996A, (MBIA Insured),
              6.000% 07/01/06...........................  Aaa       AAA        3,358
   2,165    Washington, Conservation and Renewable
              Energy Systems, Conservation Project
              Revenue, Series 1994, Prerefunding
              10/01/04 @ 102,
              6.200% 10/01/08...........................  Aa1       AA-        2,319
                                                                          ----------
                                                                             131,770
                                                                          ----------
            WEST VIRGINIA -- 0.7%
   3,980    West Virginia State, Hospital Finance
              Authority, Hospital Revenue Refunding,
              (Charleston Area Medical Center Project)
              Series 1993A,
              6.500% 09/01/23...........................  A2        A          4,930
   1,000    West Virginia State, Hospital Finance
              Authority, Hospital Revenue Refunding,
              (Charleston Area Medical Center Project)
              Series 1995A, (MBIA Insured),
              5.750% 09/01/13...........................  Aaa       AAA        1,088
   1,265    West Virginia State, Hospital Finance
              Authority, Revenue, (Charleston Medical
              Center Project), Series 2000, Prerefunded
              09/01/10 @ 101,
              6.750% 09/01/22...........................  A2        A          1,404

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            WEST VIRGINIA -- (CONTINUED)
 $ 5,235    West Virginia State, Hospital Finance
              Authority, Revenue, (Charleston Medical
              Center Project), Unrefunded Balance,
              Series 2000, Prerefunded 9/01/10 @ 101,
              6.750% 09/01/22...........................  A2        A     $    6,522
                                                                          ----------
                                                                              13,944
                                                                          ----------
            WISCONSIN -- 2.7%
   2,500    Milwaukee County, Wisconsin, GO, Series
              2001A,
              5.000% 10/01/12...........................  Aa3       AA         2,756
   2,500    Milwaukee County, Wisconsin, GO, Series
              2001A,
              5.000% 10/01/13...........................  Aa3       AA         2,734
  10,385    Milwaukee, Wisconsin, GO Refunding, Series
              2002A, (FSA Insured),
              5.250% 09/01/15...........................  Aaa       AAA       11,796
   5,790    Milwaukee, Wisconsin, Metropolitan Sewer
              District, GO Refunding, Series 1997A,
              5.125% 10/01/16...........................  Aa1       AA+        6,303
   1,000    Winneconne, Wisconsin, Community School
              District, GO Refunding, Series 1998, (FSA
              Insured),
              4.900% 04/01/10...........................  Aaa       AAA        1,082
   1,050    Winneconne, Wisconsin, Community School
              District, GO Refunding, Series 1998, (FSA
              Insured),
              5.000% 04/01/11...........................  Aaa       AAA        1,153
   1,100    Winneconne, Wisconsin, Community School
              District, GO Refunding, Series 1998, (FSA
              Insured),
              5.000% 04/01/12...........................  Aaa       AAA        1,201
   4,745    Wisconsin State, GO, Series 1996A,
              5.000% 05/01/16...........................  Aa3       AA-        5,039
   4,725    Wisconsin State, GO, Series 2002A,
              5.000% 05/01/07...........................  Aa3       AA-        5,241

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 7,615    Wisconsin State, Health and Educational
              Facilities Authority, Revenue, (Aurora
              Health Care Inc. Project) Series 1999A,
              5.600% 02/15/29...........................  Baa1      BBB+  $    7,089
   5,000    Wisconsin, Badger TOB Asset Securitization
              Corporation, Asset Backed Revenue, Series
              2002,
              6.000% 06/01/17...........................  Baa2      BBB        4,423
   2,735    Wisconsin, Housing and Economic Development
              Authority, Revenue, Series 1997G,
              5.350% 03/01/12...........................  Aa2       AA         2,885
                                                                          ----------
                                                                              51,702
                                                                          ----------
            WYOMING -- 0.8%
   3,700    Natrona County, Wyoming, Hospital Revenue
              Refunding, (Wyoming Medical Center
              Project) Series 1998, (AMBAC Insured),
              5.250% 09/15/06...........................  Aaa       AAA        4,065
   1,000    Wyoming, Building Corporation Revenue,
              Series 1998,
              5.000% 10/01/03...........................  Aaa       AAA        1,000
   1,275    Wyoming, Building Corporation Revenue,
              Series 1998, (AMBAC Insured),
              5.200% 10/01/11...........................  Aaa       AAA        1,425
   2,885    Wyoming, Community Development Authority,
              Multi-Family Mortgage Revenue, (Aspen
              Court Apartments Project) Series 1999A,
              (Bank One Arizona N.A. LOC), Mandatory Put
              12/01/08 @ 100,
              4.750% 12/01/30...........................  A1        A+         2,949
      60    Wyoming, Community Development Authority,
              Single Family Mortgage Revenue, Series
              1991A, (FHA Mortgages),
              7.100% 06/01/05...........................  Aa2       AA            60

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
-------------------------------------------------------------------------------------
            WYOMING -- (CONTINUED)
 $ 1,000    Wyoming, Community Development Authority,
              Single Family Mortgage Revenue, Series
              1991A, (FHA Mortgages),
              7.200% 06/01/06...........................  Aa2       AA    $    1,004
   5,000    Wyoming, Student Loan Corporation Student
              Loan Revenue, Series 1997B, (GTD STD LNS),
              5.000% 12/01/06...........................  Aa2       AA         5,418
                                                                          ----------
                                                                              15,921
                                                                          ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,766,452).........................................   1,870,373
                                                                          ----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.8%
              (Cost $16,203)
  16,203    Nations Tax-Exempt Reserves, Capital Class Shares#..........       16,203
                                                                           ----------
            TOTAL INVESTMENTS
              (Cost $1,782,655*)..............................      98.9%   1,886,576
                                                                           ----------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       1.1%
            Cash........................................................   $        1
            Receivable for investment securities sold...................        2,085
            Receivable for Fund shares sold.............................        3,036
            Dividends receivable........................................           12
            Interest receivable.........................................       26,480
            Payable for Fund shares redeemed............................       (1,830)
            Investment advisory fee payable.............................         (359)
            Administration fee payable..................................         (335)
            Shareholder servicing and distribution fees payable.........          (17)
            Distributions payable.......................................       (6,171)
            Payable for investment securities purchased.................       (1,915)
            Accrued Trustees' fees and expenses.........................          (50)
            Accrued expenses and other liabilities......................         (366)
                                                                           ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................       20,571
                                                                           ----------
            NET ASSETS........................................     100.0%  $1,907,147
                                                                           ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    2,290
            Accumulated net realized gain on investments sold...........        1,772
            Net unrealized appreciation of investments..................      103,921
            Paid-in capital.............................................    1,799,164
                                                                           ----------
            NET ASSETS..................................................   $1,907,147
                                                                           ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($1,858,900,665 / 178,885,985 shares outstanding).........       $10.39
                                                                           ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($36,296,701 / 3,493,311 shares outstanding)..............       $10.39
                                                                           ==========

            Maximum sales charge........................................        3.25%
            Maximum offering price per share............................       $10.74

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($5,799,655 / 558,291 shares outstanding).................       $10.39
                                                                           ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($6,149,639 / 591,861 shares outstanding).................       $10.39
                                                                           ==========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 &&
  Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

MBIA                                              15.53%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Transportation Revenue                            10.86%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.0%
            ALABAMA -- 3.2%
 $ 2,130    Birmingham, Alabama, GO Refunding, Series 2003,
              (AMBAC Insured),
              5.250% 06/01/17...................................  Aaa       AAA    $  2,381
   1,100    Huntsville, Alabama, GO, Series 1995A,
              5.750% 02/01/14...................................  Aa2       AA        1,171
   5,000    Huntsville, Alabama, Health Care Authority, Revenue,
              Series 2001A,
              5.750% 06/01/31...................................  A2        A         5,113
   1,430    Jefferson County, Alabama, Sewer Revenue Refunding,
              Series 1997A,
              (FGIC Insured), Prerefunded
              02/01/07 @ 101,
              5.625% 02/01/22...................................  Aaa       AAA       1,619
     570    Jefferson County, Alabama, Sewer Revenue Refunding,
              Series 1997A,
              Unrefunded Balance, (FGIC Insured),
              5.625% 02/01/22...................................  Aaa       AAA         622
   1,020    Jefferson County, Alabama, Sewer Revenue, Series
              1997A, (FGIC Insured),
              5.625% 02/01/18...................................  Aaa       AAA       1,126
   2,580    Jefferson County, Alabama, Sewer Revenue, Series
              1997A, (FGIC Insured), Prerefunded
              02/01/07 @ 101,
              5.625% 02/01/18...................................  Aaa       AAA       2,930
   1,000    McIntosh, Alabama, Industrial Development Board,
              Environmental Improvement Revenue, Series 1998C,
              5.375% 06/01/28...................................  A2        A         1,005
   8,750    Phoenix County, Alabama, Industrial Development
              Board, Environmental Import Revenue Refunding,
              (Mead Coated Board Project) Series 1998B,
              (GTY-AGMT),
              5.250% 04/01/28...................................  Baa2      BBB       8,028
                                                                                   --------
                                                                                     23,995
                                                                                   --------

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            ALASKA -- 3.4%
 $ 1,250    Alaska State, International Airport Revenue, Series
              2002B,
              (AMBAC Insured),
              5.500% 10/01/11...................................  Aaa       AAA    $  1,433
   2,500    Alaska, Student Loan Corporation, Student Loan
              Revenue, Series 1999A, AMT, (AMBAC Insured),
              4.900% 07/01/08...................................  Aaa       AAA       2,716
   1,000    Anchorage, Alaska, Electric Utilities Revenue
              Refunding, Senior Lien,
              Series 1993,
              (MBIA Insured),
              8.000% 12/01/09...................................  Aaa       AAA       1,297
   7,000    Anchorage, Alaska, Electric Utilities Revenue,
              Senior Lien, Series 1996B,
              (MBIA Insured),
              5.500% 02/01/26...................................  Aaa       AAA       7,428
   1,000    North Slope Borough, Alaska, Capital Appreciation
              GO, Series 1995A,
              (MBIA Insured),
              1.780%& 06/30/06..................................  Aaa       AAA         952
  15,000    North Slope Borough, Alaska, Capital Appreciation
              GO, Series 2000B,
              (MBIA Insured),
              3.810%& 06/30/11..................................  Aaa       AAA      11,196
                                                                                   --------
                                                                                     25,022
                                                                                   --------
            ARIZONA -- 0.4%
   5,000    Tucson and Pima County, Arizona, Industrial
              Development Authority,
              Single-Family Mortgage Revenue, Series 1983A,
              4.200%& 12/01/14..................................  Aaa       AAA       3,143
                                                                                   --------
            ARKANSAS -- 0.2%
   1,300    Arkansas State, Development Finance Authority,
              Revolving Loan Fund,
              Wastewater Systems Revenue, Series 1996A,
              Prerefunded
              06/01/06 @ 101,
              5.700% 12/01/12...................................  Aa2       AA        1,459
                                                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            CALIFORNIA -- 4.1%
 $ 5,000    ABAG Finance Authority for Non-Profit Corporations,
              California,
              Multi-Family Revenue Refunding, Series 2000A, AMT,
              (GTY-AGMT),
              Mandatory Put
              8/15/08 @ 100,
              6.400% 08/15/30...................................  Baa3      BBB-   $  5,310
   2,000    ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000B, (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...................................  Baa3      BBB-      2,129
   2,500    California State, Department of Water Resources,
              Power Supply Revenue, Series 2002A,
              5.125% 05/01/18...................................  A3        BBB+      2,619
   1,000    California State, Department of Water Resources,
              Power Supply Revenue, Series 2002A, (AMBAC
              Insured),
              5.375% 05/01/18...................................  Aaa       AAA       1,095
   1,000    California State, GO, Series 1983,
              9.000% 04/01/05...................................  A2        A         1,110
   3,300    California State, GO, Series 1990,
              7.000% 08/01/05...................................  A3        BBB       3,620
  11,400    California State, GO, Series 2002,
              5.000% 10/01/17...................................  A3        BBB      11,913
   2,500    San Francisco, California, Bay Area Rapid Transit
              District, Sales Tax Revenue Refunding, Series
              1990,
              (AMBAC Insured),
              6.750% 07/01/11...................................  Aaa       AAA       3,090
                                                                                   --------
                                                                                     30,886
                                                                                   --------
            COLORADO -- 0.6%
   1,350    Colorado, Health Facilities Authority, Revenue,
              Catholic Health Initiatives, Series 2002A,
              5.000% 03/01/11...................................  Aa2       A+        1,458

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 2,500    Douglas County, Colorado, Sales and Use Tax Revenue,
              Series 1996,
              (MBIA Insured),
              5.500% 10/15/11...................................  Aaa       AAA    $  2,787
                                                                                   --------
                                                                                      4,245
                                                                                   --------
            CONNECTICUT -- 0.7%
   5,000    Connecticut State, Health and Educational Facilities
              Authority, Revenue, (Eastern Connecticut Health
              Network Project) Series 2000A,
              6.000% 07/01/25...................................  Aa2       AA        5,455
                                                                                   --------
            DISTRICT OF COLUMBIA -- 4.3%
   9,000    District of Columbia, Hospital Revenue Refunding,
              (Medlantic Healthcare Group Project) Series 1997A,
              (MBIA Insured), Prerefunded
              08/15/07 @ 102,
              5.375% 08/15/15...................................  Aaa       AAA      10,188
   3,985    District of Columbia, Revenue Refunding, (Howard
              University Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/17...................................  Aaa       AAA       4,459
   4,200    District of Columbia, Revenue, (Association of
              American Medical Colleges Project) Series 1997A,
              (AMBAC Insured),
              5.375% 02/15/17...................................  Aaa       AAA       4,610
  11,900    District of Columbia, Revenue, (Carnegie Endowment
              Project) Series 1996,
              5.750% 11/15/26...................................  Aa3       AA-      12,756
                                                                                   --------
                                                                                     32,013
                                                                                   --------
            FLORIDA -- 3.1%
   1,735    Florida State, Board of Education, Capital Outlay
              GO, Unrefunded Balance, Series 1985,
              9.125% 06/01/14...................................  Aa2       AA+       2,435

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 4,425    Florida State, Transportation Department, GO, Series
              2002,
              5.000% 07/01/23...................................  Aa2       AA+    $  4,570
   2,630    Hillsborough County, Florida, Aviation Authority
              Revenue Refunding,
              Series 2003D, AMT, (MBIA Insured),
              5.500% 10/01/13...................................  Aaa       AAA       2,957
   5,000    Jea, Florida, St. John's River Power Parkway Systems
              Revenue Refunding, Series 2002,
              5.250% 10/01/13...................................  Aa2       AA        5,552
   2,000    Orange County, Florida, Tourist Development Tax
              Revenue Refunding,
              Series 1998A,
              (AMBAC Insured),
              4.750% 10/01/24...................................  Aaa       AAA       2,006
   5,000    Orange County, Florida, Tourist Development Tax
              Revenue, Series 2000,
              (AMBAC Insured),
              5.250% 10/01/17...................................  Aaa       AAA       5,501
                                                                                   --------
                                                                                     23,021
                                                                                   --------
            GEORGIA -- 6.8%
   5,000    Atlanta, Georgia, Airport Facilities Revenue
              Refunding, Series 2000A,
              (FGIC Insured), Prerefunded
              01/01/10 @ 101,
              5.600% 01/01/30...................................  Aaa       AAA       5,821
   3,000    Chatham County, Georgia, Hospital Medical Authority,
              Revenue, (Memorial Health Medical Center Project)
              Series 2001A,
              6.125% 01/01/24...................................  A3        A-        3,210
   1,000    DeKalb County, Georgia, School District, GO, Series
              1993A,
              6.250% 07/01/09...................................  Aa2       AA        1,198
   4,750    Fulco, Georgia, Hospital Authority, Revenue
              Anticipation Certificates, (St. Josephs Hospital
              Project) Series 1994, Prerefunded
              10/01/04 @ 102,
              5.500% 10/01/18...................................  Aaa       AAA       4,910

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,435    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation Certificates,
              (Northeast Georgia Health System Income
              Project) Series 2001,
              5.000% 05/15/11...................................  A3        A-     $  1,505
   1,610    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation Certificates,
              (Northeast Georgia Health System Income
              Project) Series 2001,
              5.000% 05/15/12...................................  A3        A-        1,670
   1,560    Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation Certificates,
              (Northeast Georgia Health System Income
              Project) Series 2001,
              5.000% 05/15/13...................................  A3        A-        1,607
   3,000    Georgia State, GO, Series 1992B,
              6.250% 03/01/11...................................  Aaa       AAA       3,610
   6,445    Georgia State, GO, Series 1998B,
              5.500% 07/01/10...................................  Aaa       AAA       7,481
   9,160    Georgia State, Housing and Finance Authority,
              Single-Family Mortgage Revenue, Series 1999B-2,
              AMT,
              6.100% 06/01/31...................................  Aa2       AAA       9,558
   3,750    Georgia State, Municipal Electric Authority, Power
              Revenue, Series 2002A,
              (FSA Insured),
              5.000% 01/01/18...................................  Aaa       AAA       4,002
   1,000    Metropolitan Atlanta, Rapid Transit Authority of
              Georgia, Revenue Refunding, Series 1992P,
              (AMBAC Insured),
              6.100% 07/01/05...................................  Aaa       AAA       1,085
   2,000    Metropolitan Atlanta, Rapid Transit Authority of
              Georgia, Revenue Refunding, Series 1992P,
              (AMBAC Insured),
              6.250% 07/01/20...................................  Aaa       AAA       2,465

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 2,000    Monroe County, Georgia Development Authority, PCR,
              (Oglethorpe Power Corporation Project) Series
              1992A,
              6.800% 01/01/11...................................  A3        A      $  2,380
                                                                                   --------
                                                                                     50,502
                                                                                   --------
            HAWAII -- 0.2%
   1,180    Honolulu City and County, Hawaii, GO Refunding,
              Series 1993B,
              8.000% 10/01/10...................................  Aa2       AA-       1,534
                                                                                   --------
            ILLINOIS -- 11.3%
   3,000    Chicago, Illinois, Metropolitan Water Reclamation
              District GO, Series 1993,
              5.500% 12/01/12...................................  Aaa       AA+       3,466
   3,385    Chicago, Illinois, Metropolitan Water Reclamation
              District, Capital Improvement GO, Series 1991,
              6.900% 01/01/07...................................  Aaa       AA+       3,928
   3,000    Chicago, Illinois, O'Hare International Airport
              Revenue Refunding, Second Lien, Series 1993C,
              (MBIA Insured),
              5.000% 01/01/18...................................  Aaa       AAA       3,083
   8,000    Chicago, Illinois, O'Hare International Airport
              Revenue Refunding, Second Lien, Series 1999, AMT,
              (AMBAC Insured),
              5.500% 01/01/10...................................  Aaa       AAA       8,915
   2,640    Chicago, Illinois, O'Hare International Airport
              Revenue Refunding, Senior Lien, Series 1993A,
              5.000% 01/01/16...................................  A1        A+        2,662
   2,000    Chicago, Illinois, Park District, GO, Series 1996,
              (MBIA Insured),
              5.500% 01/01/16...................................  Aaa       AAA       2,190
   4,800    Chicago, Illinois, Water Revenue, Senior Lien,
              Series 2000,
              (AMBAC Insured),
              5.750% 11/01/10...................................  Aaa       AAA       5,617

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 4,500    Cook County, Illinois, GO, Series 1996, (FGIC
              Insured), Prerefunded 11/15/06 @ 101,
              5.900% 11/15/16...................................  Aaa       AAA    $  5,153
   5,000    Cook County, Illinois, GO, Series 1997A,
              (MBIA Insured),
              5.625% 11/15/22...................................  Aaa       AAA       5,479
   2,565    Du Page County, Illinois, GO, Series 1993,
              5.600% 01/01/21...................................  Aaa       AAA       2,924
   1,660    Glendale Heights, Illinois, Hospital Revenue
              Refunding, (Glendale Heights Project) Series
              1985B,
              7.100% 12/01/15...................................  Aaa       AAA       2,048
   3,000    Illinois State, Metropolitan Pier and Exposition
              Authority, Dedicated Tax Revenue Refunding,
              (McCormick Place Expansion Project) Series 2002B,
              (MBIA Insured),
              5.000% 06/15/21...................................  Aaa       AAA       3,119
   1,500    Illinois State, Sales Tax Revenue, Series 1994V,
              Prerefunded
              06/15/05 @ 102,
              6.375% 06/15/17...................................  Aa3       AAA       1,662
   2,200    Illinois State, Sales Tax Revenue, Series 1994V,
              Prerefunded
              06/15/05 @ 102,
              6.375% 06/15/20...................................  Aa3       AAA       2,438
   1,000    Illinois, Development Finance Authority, PCR
              Refunding, (Commonwealth Edison Company Project)
              Series 1994D,
              (AMBAC Insured),
              6.750% 03/01/15...................................  Aaa       AAA       1,093
   1,800    Illinois, Educational Facilities Authority, Revenue,
              (Northwestern University Project) Series 1993,
              5.375% 12/01/21...................................  Aa1       AA+       1,846
   4,500    Illinois, Educational Facilities Authority, Student
              Housing Advancement Funding Revenue, (University
              Center Project) Series 2002,
              6.625% 05/01/17...................................  Baa2      BBB       4,780

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 8,750    Illinois, Metropolitan Pier & Exposition Authority,
              Dedicated State Tax Revenue, Series 1993,
              (FGIC Insured),
              4.090%& 06/15/13..................................  Aaa       AAA    $  5,906
  11,640    Illinois, Metropolitan Pier & Exposition Authority,
              Dedicated State Tax Revenue, Unrefunded Balance,
              Series 1993A,
              (FGIC Insured),
              4.140%& 06/15/13..................................  Aaa       AAA       7,820
   2,140    Kendall Kane & Will Counties, Illinois, Community
              Unit School District Number 308, GO, Series 2002,
              (FGIC Insured),
              5.000% 10/01/14...................................  Aaa       AAA       2,348
   1,535    McHenry County, Illinois, Community Unit School
              District Number 200, GO, Series 1996A,
              (FSA Insured),
              5.750% 01/01/13...................................  Aaa       AAA       1,744
   2,680    Southern Illinois, Capital Appreciation University
              Revenue, (Housing and Auxiliary Facilities Systems
              Program) Series 1997,
              (MBIA Insured),
              1.770%& 04/01/06..................................  Aaa       AAA       2,564
   5,000    Will County, Illinois, Student Housing Revenue,
              (Joliet Junior College Project) Series 2002A,
              6.750% 09/01/33...................................  NR        NR        4,452
                                                                                   --------
                                                                                     85,237
                                                                                   --------
            INDIANA -- 2.9%
   2,500    Franklin, Indiana, Economic Development Revenue
              Refunding, (Hoover Universal, Inc. Project) Series
              1994, (GTY-AGMT),
              6.100% 12/01/04...................................  A2        A-        2,633

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 1,000    Hamilton/Southeastern Indiana, North Delaware School
              Building Corporation, First Mortgage Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.000% 07/15/07...................................  Aaa       AAA    $  1,111
   1,000    Hamilton/Southeastern Indiana, North Delaware School
              Building Corporation, First Mortgage Revenue,
              Series 1996, (AMBAC Insured, State Aid
              Withholding),
              5.100% 07/15/09...................................  Aaa       AAA       1,116
   6,200    Indiana, Health Facilities Financing Authority,
              Hospital Revenue, (Charity Obligation Group
              Project) Series 1997D, Prerefunded
              11/01/07 @ 100,
              5.000% 11/01/26...................................  Aaa       AAA       6,808
   2,000    Indiana, Health Facilities Financing Authority,
              Hospital Revenue, (Clarian Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16...................................  A1        AA-       2,105
   2,000    Indiana, Ivy Tech State College, Revenue, Series
              1997E,
              (AMBAC Insured),
              5.125% 07/01/12...................................  Aaa       AAA       2,208
   1,135    Indianapolis, Indiana, Marion County Public Library,
              GO, Series 2002A,
              4.250% 07/01/15...................................  Aa2       AA        1,171
   2,260    Indianapolis, Indiana, Marion County Public Library,
              GO, Series 2002A,
              4.700% 07/01/19...................................  Aa2       AA        2,339
   2,000    St. Joseph County, Indiana, Educational Facilities
              Revenue, (University of Notre Dame - Du Lac
              Project) Series 1996,
              5.500% 03/01/26...................................  Aaa       AAA       2,117
                                                                                   --------
                                                                                     21,608
                                                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            IOWA -- 0.4%
 $ 2,750    Iowa, Student Loan Liquidity Corporation, Student
              Loan Revenue Refunding, Series 1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09...................................  Aaa       AAA    $  2,951
                                                                                   --------
            KANSAS -- 0.3%
   2,500    Sedgwick County, Kansas, Unified School District No
              259 Wichita, GO, Series 2002,
              (FSA Insured),
              2.500% 10/01/17...................................  Aaa       AAA       2,044
                                                                                   --------
            KENTUCKY -- 0.2%
   1,000    Kentucky State, Turnpike Authority, Economic
              Development Revenue Refunding, (Revitalization
              Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08...................................  Aaa       AAA       1,146
                                                                                   --------
            MARYLAND -- 1.1%
   3,000    Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Salisbury Collegiate
              Housing Project) Series 1999A,
              6.000% 06/01/30...................................  Baa3      BBB-      3,103
   4,750    Northeast Maryland, Waste Disposal Authority,
              Revenue Refunding, Series 2003,
              (AMBAC Insured),
              5.500% 04/01/10...................................  Aaa       AAA       5,356
                                                                                   --------
                                                                                      8,459
                                                                                   --------
            MASSACHUSETTS -- 0.5%
   3,000    Massachusetts State, Water Resources Authority,
              General Revenue,
              Series 1993C,
              (AMBAC Insured),
              5.250% 12/01/15...................................  Aaa       AAA       3,417
                                                                                   --------

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            MICHIGAN -- 2.9%
 $ 1,670    Byron Center, Michigan, Public Schools, GO, Series
              1995, (MBIA Insured), Prerefunded 05/01/05 @ 101,
              5.970% 05/01/15...................................  Aaa       AAA    $  1,814
   1,000    Detroit, Michigan, GO Refunding, Series 1995B,
              6.375% 04/01/07...................................  Baa1      A-        1,067
   1,000    Leslie, Michigan, Public Schools Ingham and Jackson
              Counties, GO Refunding, Series 1995, (AMBAC
              Insured), Prerefunded
              05/01/05 @ 101,
              6.000% 05/01/15...................................  Aaa       AAA       1,086
   3,000    Michigan State, Comprehensive Transportation Revenue
              Refunding, Series 1996A,
              (MBIA Insured),
              5.250% 08/01/13...................................  Aaa       AAA       3,328
   5,435    Michigan State, Environmental Protection Program,
              GO, Series 1992,
              6.250% 11/01/12...................................  Aaa       AAA       6,547
   1,000    Michigan, Municipal Board Authority Revenue, Series
              2001,
              5.250% 10/01/19...................................  Aaa       AAA       1,085
   6,310    University of Michigan, Hospital Revenue Refunding,
              Series 2002,
              5.250% 12/01/20...................................  Aa2       AA        6,638
                                                                                   --------
                                                                                     21,565
                                                                                   --------
            MISSISSIPPI -- 0.4%
   2,470    Lowndes County, Mississippi, Solid Waste Disposal
              PCR Refunding, (Weyerhaeuser Company Project)
              Series 1992A,
              6.800% 04/01/22...................................  Baa2      BBB       2,843
                                                                                   --------
            MISSOURI -- 3.7%
   1,000    Independence, Missouri, School District, GO, Series
              1991,
              6.250% 03/01/11...................................  A3        A-        1,177

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,450    Jefferson City, Missouri, School District, GO,
              Series 1991A,
              6.700% 03/01/11...................................  Aa2       AA     $  1,765
   1,500    Kansas City, Missouri, Water Revenue, Series 1994D,
              Prerefunded
              12/01/04 @ 100,
              6.600% 12/01/14...................................  Aa3       AA        1,597
   3,425    Missouri State, Environmental Improvement and Energy
              Resource Authority, PCR Refunding, (Associated
              Electrical Cooperation Thomas Hill Project) Series
              1996,
              5.500% 12/01/10...................................  A1        AA        3,868
   2,000    Missouri State, Environmental Improvement and Energy
              Resource Authority, PCR Refunding, (Associated
              Electrical Cooperation Thomas Hill Project) Series
              1996,
              5.500% 12/01/11...................................  A1        AA        2,259
   4,065    Missouri State, GO, Series 1995, Prerefunded
              04/01/05 @ 102,
              5.600% 04/01/15...................................  Aaa       AAA       4,418
   2,000    Missouri State, Health and Educational Facilities
              Authority, Revenue, (SSM Health Care Corporation
              Project) Series 2002A,
              5.000% 06/01/11...................................  Aa3       AA-       2,158
   2,500    Missouri State, Health and Educational Facilities
              Authority, Revenue, (SSM Health Care Project)
              Series 2002A,
              5.250% 06/01/12...................................  Aa3       AA-       2,734
     155    Missouri State, Housing Development Commission,
              Single-Family Mortgage Revenue, (Homeowner Loan
              Project) Series 1995A, AMT, (GNMA/FHA/VA COLL),
              6.100% 09/01/14...................................  Aaa       AAA         161

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
 $ 1,625    Missouri State, Water Pollution Control, GO, Series
              1995A, Prerefunded
              04/01/05 @ 102,
              5.600% 04/01/15...................................  Aaa       AAA    $  1,766
   3,500    Sikeston, Missouri, Electrical Revenue Refunding,
              Series 1992, (MBIA Insured),
              6.100% 06/01/07...................................  Aaa       AAA       4,023
   1,400    St. Louis, Missouri, Industrial Development
              Authority, PCR Refunding, (Anheuser Busch Company
              Project) Series 1991,
              6.650% 05/01/16...................................  A1        A+        1,749
                                                                                   --------
                                                                                     27,675
                                                                                   --------
            NEBRASKA -- 0.3%
   1,600    Omaha, Nebraska, Public Power District, Electric
              Revenue, Series 1992B,
              6.200% 02/01/17...................................  Aa2       AA        1,947
                                                                                   --------
            NEVADA -- 2.7%
   2,200    Clark County, Nevada, Highway Revenue Refunding,
              Series 2003, (AMBAC Insured),
              5.000% 07/01/12...................................  Aaa       AAA       2,452
   2,960    Clark County, Nevada, Passenger Facility Revenue
              Refunding, Series 2002,
              (MBIA Insured),
              5.250% 07/01/11...................................  Aaa       AAA       3,258
   4,515    Clark County, Nevada, Passenger Facility Revenue
              Refunding, Series 2002,
              (MBIA Insured),
              5.250% 07/01/12...................................  Aaa       AAA       4,947
   4,000    Nevada State, GO, Series 1995A,
              5.500% 11/01/16...................................  Aa2       AA        4,348
   2,625    Nevada State, GO, Series 1995A,
              5.500% 11/01/17...................................  Aa2       AA        2,853
   2,000    Nevada State, Municipal Board, GO, (Bank Project
              Number 40-41) Series 1993A,
              6.375% 12/01/17...................................  Aaa       AAA       2,048
                                                                                   --------
                                                                                     19,906
                                                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            NEW JERSEY -- 0.5%
 $ 2,500    New Jersey State, GO, Series 1986B,
              6.250% 01/15/05...................................  Aa2       AA     $  2,663
     825    New Jersey State, Highway Authority, Garden State
              Parkway Generated Revenue, Series 1971,
              6.500% 01/01/11...................................  Aaa       AAA         956
                                                                                   --------
                                                                                      3,619
                                                                                   --------
            NEW MEXICO -- 0.2%
   1,130    New Mexico, Mortgage Finance Authority,
              Single-Family Mortgage Revenue, Series 1997C-2,
              AMT, (GNMA/FNMA/ FHLMC COLL),
              6.050% 07/01/28...................................  Aaa       AAA       1,167
                                                                                   --------
            NEW YORK -- 3.5%
   1,555    New York City, New York, Industrial Development
              Agency, Civic Facilities Revenue, (Polytechnic
              University Project) Series 2000,
              5.300% 11/01/09...................................  Ba1       BB+       1,507
   3,520    New York City, New York, Municipal Water Finance
              Authority, Water and Sewer Revenue, Series 2001D,
              5.250% 06/15/25...................................  Aa2       AA        3,664
   1,250    New York City, New York, Municipal Water Finance
              Authority, Water and Sewer Systems Revenue, Series
              1997B,
              5.750% 06/15/29...................................  Aa2       AA        1,359
   7,250    New York City, New York, Transitional Finance
              Authority, Revenue Refunding, Future Tax Secured,
              Series 2002A,
              5.500% 11/01/26...................................  Aa2       AA+       8,209
   1,000    New York State, Dormitory Authority, Revenue, Series
              2002B, Mandatory Put
              05/15/12 @ 100,
              5.250% 11/15/23...................................  A3        AA-       1,097

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 2,390    New York State, Local Government Assistance
              Corporation, Revenue, Series 1995A, Prerefunded
              04/01/05 @ 102,
              6.000% 04/01/16...................................  A1        AA     $  2,612
   5,000    New York State, Urban Development Corporation,
              Correctional and Youth Facility Services Revenue,
              Series 2002A, Mandatory Put
              1/01/11 @ 100,
              5.000% 01/01/17...................................  Aa3       AA-       5,463
   1,750    New York, New York, City Municipal Water Financing
              Authority, Water and Sewer Systems Revenue, Series
              1998D,
              4.750% 06/15/12...................................  Aa2       AA        1,859
                                                                                   --------
                                                                                     25,770
                                                                                   --------
            NORTH CAROLINA -- 1.0%
   2,425    Haywood County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue Refunding,
              (Champion International Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24...................................  Baa2      BBB       2,497
   5,000    New Hanover County, North Carolina, GO, Series 2001,
              5.000% 06/01/20...................................  Aa2       AA        5,322
                                                                                   --------
                                                                                      7,819
                                                                                   --------
            OHIO -- 1.3%
   7,500    Dayton, Ohio, Special Facilities Revenue, (Air
              Freight Corporation Project) Series 1988D, AMT,
              6.200% 10/01/09...................................  Ba1       BB+       6,866
   1,000    Lucas County, Ohio, Hospital Revenue, (Flower
              Hospital Project) Series 1993, Prerefunded
              12/01/04 @ 101,
              6.125% 12/01/13...................................  NR        NR        1,064

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 1,345    Summit County, Ohio, GO, Series 2003,
              5.250% 12/01/16...................................  Aa2       AA-    $  1,511
                                                                                   --------
                                                                                      9,441
                                                                                   --------
            OKLAHOMA -- 0.3%
   3,000    Oklahoma, Development Finance Authority, Revenue
              Refunding, (Hillcrest Healthcare Center Inc.
              Project) Series 1999A,
              5.000% 08/15/08...................................  B1        B-        2,564
                                                                                   --------
            PENNSYLVANIA -- 1.0%
   1,690    Philadelphia, Pennsylvania, Hospital and Higher
              Education Facilities Authority, Hospital Revenue,
              (Frankford Hospital Project) Series 1993A,
              6.000% 06/01/14...................................  A3        A-        1,786
   3,125    Philadelphia, Pennsylvania, Hospital and Higher
              Education Facilities Authority, Hospital Revenue,
              (Frankford Hospital Project) Series 1993A,
              6.000% 06/01/23...................................  A3        A-        3,334
   2,300    Philadelphia, Pennsylvania, Industrial Development
              Authority, IDR Refunding, (Ashland Oil Inc.
              Project) Series 1993,
              5.700% 06/01/05...................................  Baa2      BBB       2,394
                                                                                   --------
                                                                                      7,514
                                                                                   --------
            SOUTH CAROLINA -- 3.8%
   4,000    Georgetown County, South Carolina, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2000A,
              (GTY-AGMT),
              5.950% 03/15/14...................................  Baa2      BBB       4,382
   2,000    Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1996B,
              (GTY-AGMT),
              5.250% 05/01/17...................................  Aa3       AA        2,066

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 5,000    Greenville, South Carolina, Hospital Facilities
              Revenue, Series 2001,
              5.500% 05/01/26...................................  Aaa       AAA    $  5,291
   1,000    Richland County, South Carolina, Environmental
              Improvement Revenue, (International Paper) Series
              2003,
              6.100% 04/01/23...................................  Baa2      BBB       1,033
   3,095    South Carolina State, Public Service Authority,
              Revenue Refunding, Series 2002D,
              (FSA Insured),
              5.000% 01/01/18...................................  Aaa       AAA       3,315
   1,000    South Carolina State, State School Facilities, GO,
              Series 2001A,
              3.500% 01/01/16...................................  Aaa       AAA         958
   1,105    South Carolina, State Housing Finance and
              Development Authority, Revenue, (Homeownership
              Mortgage Purchase Project) Series 1994A,
              6.375% 07/01/16...................................  Aaa       AA        1,140
   3,500    South Carolina, State Public Services Authority,
              Revenue Refunding,
              Series 1995B,
              (FGIC Insured),
              5.875% 01/01/19...................................  Aaa       AAA       3,832
   2,900    South Carolina, Tobacco Settlement Management
              Revenue, Series 2001B,
              6.375% 05/15/28...................................  Baa2      BBB       2,521
   4,000    York County, South Carolina, Exempt Facilities IDR,
              (Hoechst Celanese Corporation Project) Series
              1994, AMT,
              5.700% 01/01/24...................................  Baa2      BBB       3,929
                                                                                   --------
                                                                                     28,467
                                                                                   --------
            SOUTH DAKOTA -- 0.7%
   4,980    South Dakota, Housing Development Authority,
              Revenue, Series 2002E,
              5.550% 05/01/31...................................  Aa1       AAA       5,046
                                                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            Tennessee -- 3.5%
 $ 5,500    Knox County, Tennessee, Health Educational and
              Housing Facilities Board Revenue, (University
              Health Systems Inc. Project) Series 1999,
              5.750% 04/01/19...................................  Baa1      BBB+   $  5,722
   4,500    Maury County, Tennessee, Industrial Development
              Board, Multi-Model PCR Refunding, (General Motors
              Corporation - Saturn Corporation Project) Series
              1994,
              6.500% 09/01/24...................................  A3        BBB       4,657
   4,000    Maury County, Tennessee, Industrial Development
              Board, Solid Waste Disposal Revenue, Occidental
              Petroleum Corporation, AMT, Series 2001A,
              (GTY-AGMT),
              6.250% 08/01/18...................................  Baa1      BBB+      4,109
   1,000    Memphis, Tennessee, GO Refunding, Series 1996,
              5.200% 11/01/10...................................  Aa2       AA        1,108
   5,000    Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB       5,490
   2,500    Metropolitan Government, Nashville and Davidson
              County, Tennessee, Water and Sewer Systems Revenue
              Refunding, Series 1993, (FGIC Insured),
              5.200% 01/01/13...................................  Aaa       AAA       2,812
   2,000    Metropolitan Government, Nashville and Davidson
              County, Tennessee, Water and Sewer Systems Revenue
              Refunding, Series 1996, (MBIA Insured),
              5.500% 01/01/14...................................  Aaa       AAA       2,208
                                                                                   --------
                                                                                     26,106
                                                                                   --------

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- 10.3%
 $ 2,470    Beaumont, Texas, Independent School District, GO,
              Series 1996,
              (PSF-GTD),
              5.000% 02/15/17...................................  Aaa       AAA    $  2,610
   1,540    Bexar, Texas, Metropolitan Water District,
              Waterworks Revenue, Series 1995, (MBIA Insured),
              Prerefunded 05/01/05 @ 102,
              6.000% 05/01/15...................................  Aaa       AAA       1,688
   2,070    Bexar, Texas, Metropolitan Water District,
              Waterworks Revenue, Unrefunded Balance, Series
              1995,
              (MBIA Insured),
              6.000% 05/01/15...................................  Aaa       AAA       2,254
   1,000    Brazos River Authority, Texas, Revenue Refunding,
              (Houston Light and Power Company Project) Series
              1992B,
              (MBIA Insured),
              6.375% 04/01/12...................................  Aaa       AAA       1,033
   1,150    Brazosport, Texas, Independent School District,
              Series 2003C,
              5.000% 02/15/16...................................  Aaa       AAA       1,247
   1,540    Comal, Texas, Independent School District, GO,
              Series 1996A,
              (PSF-GTD), Prerefunded 02/01/06 @ 100,
              5.600% 02/01/10...................................  Aaa       AAA       1,691
   1,750    Dallas County, Texas, GO, Series 1996,
              5.250% 08/15/16...................................  Aaa       AAA       1,918
   3,210    Dallas-Fort Worth, Texas, International Airport
              Revenue, Series 2003A,
              (AMBAC Insured),
              5.500% 11/01/15...................................  Aaa       AAA       3,545
   2,220    Grand Prairie, Texas, Independent School District,
              GO Refunding,
              Series 2002,
              (PSF-GTD),
              5.000% 02/15/22...................................  Aaa       AAA       2,284
   9,075    Harris County, Texas, GO, Refunding, Series 2002,
              (MBIA Insured),
              4.900%& 08/15/19..................................  Aaa       AAA       4,208

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,335    Harris County, Texas, Health Facilities Development
              Authority, Hospital Revenue, (Memorial Herman
              Hospital Systems Project) Series 1998, (FSA
              Insured),
              5.500% 06/01/11...................................  Aaa       AAA    $  3,769
   1,000    Harris County, Texas, Health Facilities Development
              Corporation, Hospital Revenue, (St. Lukes's
              Episcopal Project) Series 2001A,
              5.500% 02/15/11...................................  Aa3       AA-       1,108
   5,000    Houston, Texas, Airport Systems Revenue, Series
              1998B, AMT, (FGIC Insured),
              5.000% 07/01/16...................................  Aaa       AAA       5,153
   1,900    Leander, Texas, Independent School District, GO
              Refunding, Series 2002,
              (PSF-GTD),
              5.375% 08/15/17...................................  Aaa       AAA       2,105
   5,000    Lubbock, Texas, Health Facilities Development
              Authority, Corporate
              Revenue, (St. Joseph Health Systems Project)
              Series 1998,
              (FSA Insured),
              5.000% 07/01/07...................................  Aaa       AAA       5,534
   4,155    McKinney, Texas, Independent School District, GO,
              Series 2001,
              (PSF-GTD),
              5.125% 02/15/17...................................  Aaa       AAA       4,488
   2,000    North Central Texas, Health Facilities Development
              Corporation, Hospital Revenue, (Presbyterian
              Healthcare Project) Series 1991A,
              6.625% 06/01/11...................................  Aaa       AAA       2,405
   5,000    Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-      5,281

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,000    San Antonio, Texas, Electric and Gas Revenue
              Refunding, Series 2002,
              5.250% 02/01/11...................................  Aa1       AA+    $  1,129
   3,000    San Antonio, Texas, Electric and Gas Revenue, Series
              1995, (MBIA Insured), Prerefunded
              02/01/06 @ 101,
              5.375% 02/01/18...................................  Aaa       AAA       3,308
   2,000    San Antonio, Texas, Electric and Gas, GO Refunding,
              Series 1998A,
              5.250% 02/01/16...................................  Aa1       AA+       2,186
   2,000    San Antonio, Texas, GO, Series 1996, Prerefunded
              08/01/05 @ 100,
              5.250% 08/01/15...................................  Aa2       AA+       2,149
   2,000    Texas City, Texas, IDR Refunding, (Atlantic
              Richfield Company Project) Series 1990,
              7.375% 10/01/20...................................  Aa1       AA+       2,595
   3,000    Texas State, GO Refunding, Series 1996B, Prerefunded
              10/01/06 @ 100,
              5.750% 10/01/15...................................  Aa1       AAA       3,381
   1,000    Texas State, GO, Series 1996,
              5.500% 08/01/15...................................  Aa1       AA        1,086
   1,500    Texas State, University System Financing Refunding
              Revenue, Series 2002,
              (FSA Insured),
              5.000% 03/15/17...................................  Aaa       AAA       1,604
   4,000    Texas, Port of Bay City Authority, Matagorda County
              Revenue, (Hoechst Celanese Corporation Project),
              Series 1996, AMT,
              6.500% 05/01/26...................................  Baa2      BBB       4,109
   2,500    Texas, Red River Authority, PCR Refunding, Series
              1991, (AMBAC Insured),
              5.200% 07/01/11...................................  Aaa       AAA       2,670
                                                                                   --------
                                                                                     76,538
                                                                                   --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            UTAH -- 1.5%
 $ 2,000    Emery County, Utah, PCR Refunding, (Pacificorp
              Project) Series 1993A, (AMBAC Insured),
              5.650% 11/01/23...................................  Aaa       AAA    $  2,046
   4,000    Murray City, Utah, Hospital Revenue Refunding, (IHC
              Health Services, Inc. Project) Series 1996,
              (MBIA Insured),
              5.000% 05/15/22...................................  Aaa       AAA       4,043
   1,735    Provo, Utah, Electric Revenue, Series 1980,
              10.125% 04/01/15..................................  Aaa       AAA       2,462
   2,500    Utah, County Hospital Revenue, Series 1997, (MBIA
              Insured),
              5.250% 08/15/26...................................  Aaa       AAA       2,560
                                                                                   --------
                                                                                     11,111
                                                                                   --------
            VERMONT -- 0.3%
   1,985    Vermont, Municipal Bond Bank, Revenue, Series
              1996-1,
              (AMBAC Insured),
              5.750% 12/01/15...................................  Aaa       AAA       2,239
                                                                                   --------
            VIRGINIA -- 0.8%
   1,000    Arlington County, Virginia, Hospital Revenue, Series
              2001,
              5.500% 07/01/13...................................  A2        A         1,105
   2,830    Fairfax County, Virginia, Water and Sewer Authority,
              Water Revenue, Unrefunded Balance, Series 1992,
              6.000% 04/01/22...................................  Aa1       AAA       3,188
   1,505    Virginia State, Port Authority, Port Facility
              Revenue, Series 2003, (MBIA Insured),
              5.250% 07/01/16...................................  Aaa       AAA       1,634
                                                                                   --------
                                                                                      5,927
                                                                                   --------
            WASHINGTON -- 11.9%
   7,500    Chelan County, Washington, Development Corporation,
              PCR Refunding, (Alcoa, Inc. Project) Series 1995,
              5.850% 12/01/31...................................  A2        A-        7,810

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 2,310    Chelan County, Washington, Public Utilities District
              Division III Revenue, Series 1997A, AMT, Mandatory
              Put
              07/01/20 @ 100,
              5.600% 07/01/32...................................  Aa2       AA     $  2,382
   2,480    Clark County, Washington, Sewer Revenue, Series
              1996, (MBIA Insured), Prerefunded 12/01/06 @ 100,
              5.800% 12/01/11...................................  Aaa       AAA       2,812
   1,035    King County, Washington, Library Systems, GO, Series
              1992, Prerefunded 12/01/06 @ 100,
              6.150% 12/01/10...................................  Aa3       AA-       1,184
   2,000    King County, Washington, School District No. 403
              Renton, GO, Series 1998,
              5.250% 06/01/15...................................  Aa3       AA-       2,193
   2,000    King County, Washington, School District Number 415,
              GO, Series 1996, (FSA Insured), Prerefunded
              06/01/06 @ 100,
              5.800% 06/01/13...................................  Aaa       AAA       2,231
   3,000    King County, Washington, Sewer GO Refunding, Series
              1996C,
              5.250% 01/01/17...................................  Aa1       AA+       3,265
   7,500    Pilchuck, Washington, Public Development
              Corporation, Special Airport Facilities Revenue,
              (Tramco Inc. Project) Series 1993, AMT,
              6.000% 08/01/23...................................  Baa3      BBB-      7,360
   2,405    Port Seattle, Washington, GO, Series 2000, AMT,
              6.000% 12/01/11...................................  Aa1       AA+       2,745
   4,885    Port Seattle, Washington, Revenue, Series 1999B,
              (FGIC Insured),
              5.500% 09/01/13...................................  Aaa       AAA       5,407
   4,365    Seattle, Washington, GO, Series 1996A,
              5.625% 01/15/10...................................  Aa1       AAA       4,778
   1,795    Seattle, Washington, GO, Series 1997,
              5.300% 08/01/17...................................  Aa1       AAA       1,960

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,525    Skagit County, Washington, School District Number
              320, GO Refunding, Series 1996,
              (FGIC Insured),
              5.500% 12/01/12...................................  Aaa       AAA    $  1,704
   2,000    Tacoma, Washington, Conservation Systems Project
              Revenue, Series 1994, Prerefunded 01/01/05 @ 100,
              6.600% 01/01/15...................................  Aa1       AA-       2,137
   2,000    Tacoma, Washington, Electric System Revenue, Series
              1997, (AMBAC Insured),
              5.250% 01/01/15...................................  Aaa       AAA       2,190
  12,700    Washington State, GO, Series 1990A,
              6.750% 02/01/15...................................  Aa1       AA+      15,976
  10,000    Washington State, GO, Series 2000A,
              5.625% 07/01/21...................................  Aa1       AA+      11,003
   2,955    Washington State, GO, Unrefunded Balance, Series
              1992-93A,
              5.750% 10/01/12...................................  Aa1       AA+       3,452
   5,000    Washington State, Public Power Supply Systems
              Revenue Refunding, Series 1996A,
              (MBIA Insured),
              5.750% 07/01/11...................................  Aaa       AAA       5,643
   1,330    Washington State, Public Power Supply Systems
              Revenue, (Nuclear Project Number 1) Series 1990B,
              Prerefunded
              07/01/04 @ 100,
              7.250% 07/01/09...................................  Aa1       AA-       1,585
      70    Washington State, Public Power Supply Systems
              Revenue, (Nuclear Project Number 1) Series 1990B,
              Unrefunded
              07/01/04 @ 100,
              7.250% 07/01/09...................................  Aa1       AA-          82

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,505    Washington State, Public Power Supply Systems
              Revenue, (Nuclear Project Number 2) Series 1990A,
              Prerefunded
              07/01/04 @ 100,
              7.250% 07/01/06...................................  Aa1       AA-    $  1,741
                                                                                   --------
                                                                                     89,640
                                                                                   --------
            WEST VIRGINIA -- 0.6%
   1,450    Jefferson County, West Virginia, Board of Education,
              GO, Series 1989,
              (FGIC Insured),
              6.850% 07/01/07...................................  Aaa       AAA       1,716
   1,560    Jefferson County, West Virginia, Board of Education,
              GO, Series 1989,
              (FGIC Insured),
              6.850% 07/01/08...................................  Aaa       AAA       1,893
   1,000    West Virginia University, State University Systems
              Revenue, (Marshall University Library Project)
              Series 1996, (AMBAC Insured),
              5.750% 04/01/16...................................  Aaa       AAA       1,096
                                                                                   --------
                                                                                      4,705
                                                                                   --------
            WISCONSIN -- 2.3%
   3,000    Menomonee Falls, Wisconsin, Sewer Systems Revenue,
              Series 1996A,
              (AMBAC Insured),
              5.650% 05/01/16...................................  Aaa       AAA       3,310
   1,000    Wisconsin State, GO Refunding, Series 1993-1,
              5.800% 11/01/08...................................  Aa3       AA-       1,165
   4,000    Wisconsin State, Health and Educational Facilities
              Authority, Revenue, (Aurora Health Care Inc.
              Project) Series 1999A,
              5.600% 02/15/29...................................  Baa1      BBB+      3,724
   3,500    Wisconsin State, Health and Educational Facilities
              Authority, Revenue, (Aurora Health Care Project)
              Series 1999B,
              5.500% 02/15/15...................................  Baa1      BBB+      3,462

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 5,500    Wisconsin State, Health and Educational Facilities
              Authority, Revenue, (Aurora Health Care Project)
              Series 1999B,
              5.625% 02/15/20...................................  Baa1      BBB+   $  5,242
                                                                                   --------
                                                                                     16,903
                                                                                   --------
            WYOMING -- 1.8%
   2,300    Campbell County, Wyoming, School District Number
              001-Gillette, GO, Series 1996,
              (SCH BD GTY),
              5.550% 06/01/06...................................  Aaa       AAA       2,540
  10,000    Wyoming, Student Loan Corporation, Revenue
              Refunding, Series 1999A,
              6.250% 06/01/29...................................  Aa2       AA       10,611
                                                                                   --------
                                                                                     13,151
                                                                                   --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $677,404)...................................................    737,800
                                                                                   --------

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.0%+
              (Cost $234)
     234    Nations Tax-Exempt Reserves, Capital Class Shares#............   $    234
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $677,638*)..................................      99.0%   738,034
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       1.0%
            Cash..........................................................   $      1
            Receivable for Fund shares sold...............................        133
            Dividends receivable..........................................          2
            Interest receivable...........................................     11,211
            Payable for Fund shares redeemed..............................       (625)
            Investment advisory fee payable...............................       (196)
            Administration fee payable....................................       (131)
            Shareholder servicing and distribution fees payable...........        (16)
            Distributions payable.........................................     (2,638)
            Accrued Trustees' fees and expenses...........................        (50)
            Accrued expenses and other liabilities........................       (207)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      7,484
                                                                             --------
            NET ASSETS..........................................     100.0%  $745,518
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $  1,802
            Accumulated net realized loss on investments sold.............    (14,162)
            Net unrealized appreciation of investments....................     60,396
            Paid-in capital...............................................    697,482
                                                                             --------
            NET ASSETS....................................................   $745,518
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

Nations Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($699,396,464 / 62,983,283 shares outstanding)..............     $11.10
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($35,704,410 / 3,216,001 shares outstanding)................     $11.10
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................     $11.65

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($8,873,939 / 799,256 shares outstanding)...................     $11.10
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($1,543,188 / 138,973 shares outstanding)...................     $11.10
                                                                             ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             10.39%
MBIA                                              13.74%

Nations Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Hospital Revenue                                  10.71%
Prerefunded                                       12.55%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.7%
            CALIFORNIA -- 93.5%
 $1,250     ABAG Finance Authority for Non-Profit Corporations,
              California, Certificates of Participation
              Refunding, (Episcopal Homes Foundation Project)
              Series 1998,
              5.000% 07/01/07...................................  Baa1      BBB+       $  1,323
  2,000     ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000B, (GTY-AGMT), Mandatory Put 8/15/08 @ 100,
              6.250% 08/15/30...................................  Baa3      BBB-          2,129
    600     ABAG Finance Authority for Non-Profit Corporations,
              Certificates of Participation Refunding, (American
              Baptist Homes Project) Series 1998A,
              5.500% 10/01/07...................................  Ba1       BB+             619
  2,200     Alameda County, California, Certificates of
              Participation Refunding, (Santa Rita Jail Project)
              Series 1993, (MBIA Insured),
              5.375% 06/01/09...................................  Aaa       AAA           2,479
  1,000     Alameda County, California, Certificates of
              Participation Refunding, Series 2001A, (MBIA
              Insured),
              4.250% 12/01/11...................................  Aaa       AAA           1,069
  1,000     Anaheim, California, Public Financing Authority,
              Lease Revenue, (Public Improvements Project)
              Series 1997C, (FSA Insured),
              6.000% 09/01/11...................................  Aaa       AAA           1,190
  1,900     Burbank, California, Public Financing Authority,
              Revenue, (Golden State Redevelopment Project)
              Series 2003A, (AMBAC Insured),
              4.500% 12/01/09...................................  Aaa       AAA           2,121
  1,325     California State University, Revenue, (Systemwide
              Project) Series 2003A, (FGIC Insured),
              5.000% 11/01/12...................................  Aaa       AAA           1,482

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     California State, Department of Water Resources,
              Power Supply Revenue, Series 2002A,
              6.000% 05/01/13...................................  A3        BBB+       $  2,299
  1,000     California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project
              Revenue) Series 1997S,
              5.000% 12/01/06...................................  Aa2       AA            1,111
  1,000     California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project)
              Series 1992J-2,
              6.000% 12/01/06...................................  Aa2       AA            1,140
     20     California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project)
              Series 1998T,
              5.500% 12/01/08...................................  Aa2       AA               23
  3,000     California State, GO, Series 1997BL, AMT,
              5.300% 12/01/12...................................  A3        A             3,165
  1,690     California, Health Facilities Finance Authority,
              Revenue, (Catholic Health Corporation Project)
              Series 1994A, (MBIA Insured),
              5.600% 11/15/04...................................  Aaa       AAA           1,776
  1,000     California, Health Facilities Finance Authority,
              Revenue, (Cedars-Sinai Medical Center Project)
              Series 1999A,
              6.125% 12/01/19...................................  A3        A-            1,082
  2,000     California, Health Facilities Finance Authority,
              Revenue, (Kaiser Permanente Project) Series 1998A,
              5.250% 06/01/12...................................  Aaa       AAA           2,200
  1,000     California, Health Facilities Finance Authority,
              Revenue, (Sisters Providence Project) Series 1996,
              5.500% 10/01/05...................................  Aa3       AA-           1,081
  1,040     California, Infrastructure & Economic Development
              Bank Revenue, (American Center for Wine, Food,
              Arts Project) Series 1999, (ACA Insured),
              5.250% 12/01/08...................................  A2        A             1,161

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,285     California, Santa Magarita/ Dana Point Authority,
              Revenue, Series 1997A, (AMBAC Insured),
              5.500% 08/01/11...................................  Aaa       AAA        $  3,719
  1,000     California, Statewide Communities Development
              Authority, Certificates of Participation
              Refunding, (Cedars-Sinai Medical Center) Series
              1993,
              4.700% 11/01/03...................................  A3        A-            1,003
  1,710     California, Statewide Communities Development
              Authority, Certificates of Participation,
              (Catholic Healthcare West Project) Series 1999,
              6.000% 07/01/09...................................  Baa2      BBB           1,920
  1,000     California, Statewide Communities Development
              Authority, Solid Waste Facilities Revenue, (Waste
              Management Inc. Project) Series 2001, AMT, (Waste
              Management Inc. GTY-AGMT), Mandatory Put 04/01/04
              @ 100,
              4.950% 04/01/11...................................  Baa2      BBB           1,011
  1,000     Chaffey, California, High School District, GO,
              Series 2000B, (FGIC Insured),
              5.500% 08/01/14...................................  Aaa       AAA           1,126
  2,025     Culver City, California, Redevelopment Finance
              Authority, Revenue Refunding, Series 1993, (AMBAC
              Insured),
              5.500% 11/01/14...................................  Aaa       AAA           2,349
  1,000     East Bay Municipal Utilities District, California,
              Wastewater Systems Revenue Refunding, Series
              2003F, (AMBAC Insured),
              5.000% 04/01/15...................................  Aaa       AAA           1,092
  1,000     East Bay-Delta, California, Housing & Finance
              Authority, Revenue, Series 2001A, (MBIA Insured),
              4.250% 06/01/05...................................  Aaa       AAA           1,051

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     East Side Union High School District, Santa Clara
              County, California, GO Refunding, Series 2003B,
              (MBIA Insured),
              4.200% 02/01/11...................................  Aaa       AAA        $  1,066
  1,800     Florin, California, Resource Conservative District,
              Certificates of Participation, (Elk Grove Water
              Works Project) Series 1999A, Prerefunded 09/01/09
              @ 102,
              6.650% 09/01/19...................................  Aaa       AAA           2,246
  1,280     Fontana, California, Redevelopment Agency Tax
              Allocation Refunding, (Jurupa Hills Redevelopment
              Project) Series 1999A,
              4.625% 10/01/05...................................  Baa1      BBB+          1,346
  1,750     Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue, Series 1995A, Prerefunded 01/01/10 @
              102,
              0.000% due 01/01/13, 7.150% beginning 01/01/05....  Aaa       AAA           2,014
  1,000     Golden State Tobacco Securitization Corporations,
              Tobacco Settlement Revenue, Series 2003A-1,
              3.400% 06/01/08...................................  Baa1      BBB             924
  5,000     Inland Empire, California, Solid Waste Authority,
              Revenue, (Landfill Improvement Financing Project)
              Series 1996B, AMT, (FSA Insured),
              6.250% 08/01/11...................................  Aaa       AAA           5,873
  1,700     Kern, California, High School District, GO
              Refunding, Series 1996A, (MBIA Insured),
              6.100% 08/01/07...................................  Aaa       AAA           1,976
  1,500     Long Beach, California, Harbor Revenue, Series 1995,
              AMT, (MBIA Insured),
              8.000% 05/15/04...................................  Aaa       AAA           1,564

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  500     Los Angeles County, California, Community College
              District, Series 2003B, (FGIC Insured),
              5.000% 08/01/12...................................  Aaa       AAA        $    558
  1,000     Los Angeles County, California, Lease Revenue
              Refunding, Series 2002B, (AMBAC Insured),
              6.000% 12/01/12...................................  Aaa       AAA           1,187
  1,500     Los Angeles County, California, Public Works
              Financing Authority, Revenue, (Regional Park and
              Open Space District Project) Series 1997A,
              5.375% 10/01/07...................................  Aa3       AA            1,706
  1,000     Los Angeles County, California, Sanitation District
              Financing Authority, Revenue, (Capital Project)
              Series 2003A, (FSA Insured),
              5.000% 10/01/10...................................  Aaa       AAA           1,134
  1,400     Los Angeles County, California, Transition
              Commission Sales Tax Revenue, Series 1992A,
              6.400% 07/01/06...................................  Aa3       A+            1,581
  1,000     Los Angeles, California, Certificates of
              Participation, Series 2002, (MBIA Insured),
              4.000% 02/01/08...................................  Aaa       AAA           1,085
  1,500     Los Angeles, California, GO, Series 1999B,
              Prerefunded 09/01/09 @ 101,
              5.250% 09/01/14...................................  Aa2       AA            1,744
  1,500     Los Angeles, California, Municipal Improvement
              Corporate Lease Revenue, (Special Tax-Police
              Emergency Projects), Series 2002G, (FGIC Insured),
              5.250% 09/01/13...................................  Aaa       AAA           1,701
  1,935     Los Angeles, California, Sanitation Equipment Charge
              Revenue, Series A, (FSA Insured),
              5.250% 02/01/13...................................  Aaa       AAA           2,141
  3,500     Los Angeles, California, Unified School District,
              GO, Series 2000D,
              5.500% 07/01/09...................................  Aa3       AA-           4,068

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,300     Los Angeles, California, Water & Power Revenue,
              Series 2001A, (MBIA-IBC Insured),
              5.250% 07/01/15...................................  Aaa       AAA        $  1,436
  1,105     Los Gatos, California, JT High School District, GO,
              Series 2002C, (FSA Insured),
              5.375% 06/01/13...................................  Aaa       AAA           1,258
  1,185     Modesto, California, Certificates of Participation,
              Series 2001A, (FSA Insured),
              5.250% 07/01/18...................................  Aaa       AAA           1,280
  1,640     Modesto, California, Irrigation District,
              Certificates of Participation Refunding, Series
              1999A, (AMBAC Insured),
              1.780%& 07/01/06..................................  Aaa       AAA           1,562
  3,000     Oakland, California, J.T. Powers Financing
              Authority, Lease Revenue Refunding, (Oakland
              Convention Centers) Series 2001, (AMBAC Insured),
              5.500% 10/01/11...................................  Aaa       AAA           3,473
  3,700     Oakland, California, Redevelopment Agency Tax
              Allocation Refunding, (Center District
              Redevelopment Project) Series 1992, (AMBAC
              Insured),
              5.500% 02/01/14...................................  Aaa       AAA           4,261
  2,000     Oakland, California, Redevelopment Agency Tax
              Allocation, (Center District Redevelopment
              Project) Series 2003 (FGIC Insured),
              5.500% 09/01/12...................................  Aaa       AAA           2,304
  1,000     Orange County, California, Public Financing
              Authority, Waste Management Systems Revenue
              Refunding, Series 1997, (AMBAC Insured),
              5.500% 12/01/06...................................  Aaa       AAA           1,115

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     Orange County, California, Public Financing
              Authority, Waste Management Systems Revenue
              Refunding, Series 1997, (AMBAC Insured),
              5.750% 12/01/10...................................  Aaa       AAA        $  1,155
  2,000     Orange County, California, Redevelopement Agency,
              (Tax Allocation Central District Redevelopment)
              Series 2003, (FGIC Insured),
              5.000% 02/15/09...................................  Aaa       AAA           2,265
  1,375     Orange County, California, Revenue Refunding, Series
              1995A, (MBIA Insured, Motor Vehicle Fee
              Withholding),
              5.600% 06/01/07...................................  Aaa       AAA           1,568
    650     Orange County, California, Water District Revenue,
              Certificates of Participation, Series 2003B, (MBIA
              Insured),
              5.375% 08/15/17...................................  Aaa       AAA             725
  1,000     Pasadena, California, Certificates of Participation,
              (Capital Improvement Refunding Project) Series
              2001,
              4.000% 01/01/08...................................  Aa3       AA-           1,085
  1,000     Port Oakland, California, Revenue, Series 2000K,
              AMT, (FGIC Insured),
              5.500% 11/01/08...................................  Aaa       AAA           1,143
  3,000     Sacramento County, California, Sanitation District
              Financing Authority, Revenue, Series 2000A,
              5.000% 12/01/08...................................  Aa3       AA            3,418
  1,000     Sacramento, California, City Financing Authority,
              Lease Revenue, Series 1993B,
              5.200% 11/01/07...................................  A2        AA-           1,110
  4,260     Sacramento, California, Cogeneration Authority,
              Revenue Refunding, (Cogeneration Project) Series
              1998, (MBIA Insured),
              5.250% 07/01/09...................................  Aaa       AAA           4,820

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,615     Sacramento, California, Municipal Utility District
              Electric Revenue, Series 2003R, (MBIA Insured),
              5.000% 08/15/12...................................  Aaa       AAA        $  1,803
  2,500     Sacramento, California, Power Authority, Revenue,
              (Cogeneration Project) Series 1995, (MBIA-IBC
              Insured),
              5.875% 07/01/15...................................  Aaa       AAA           2,807
  2,000     San Diego, California, MTDB Authority, Lease Revenue
              Refunding, Series 1994,
              5.250% 09/01/04...................................  Aa3       AA-           2,073
  3,440     San Francisco, California, Bay Area Rapid
              Transportation District, Sales Tax Revenue, Series
              1998,
              5.500% 07/01/09...................................  Aa3       AA-           3,933
  2,490     San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1998-22, AMT, (AMBAC Insured),
              6.000% 05/01/07...................................  Aaa       AAA           2,825
  2,090     San Jose, California, Airport Revenue, Refunding,
              Series 2003B, (FSA Insured),
              5.000% 03/01/10...................................  Aaa       AAA           2,293
  1,000     San Juan, California, Unified School District, GO,
              Series 2000, (FGIC Insured),
              5.000% 08/01/09...................................  Aaa       AAA           1,140
  1,180     San Mateo County, California, Transit District,
              Series 1997A,
              5.000% 06/01/13...................................  Aaa       AAA           1,315
  3,955     San Ramon Valley, California, Unified School
              District, GO, Series 1998A, (FGIC Insured),
              1.530%& 07/01/05..................................  Aaa       AAA           3,851
  3,000     Southern California, Public Power Authority, Power
              Project Revenue, Series 1989,
              6.750% 07/01/13...................................  A2        A             3,711

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     University of California, University & College
              Improvements Revenue, Series 2003A,
              5.000% 05/15/10...................................  Aaa       AAA        $  2,260
  1,000     Ventura County, California, Certificates of
              Participation, (Public Financing Authority) Series
              2001, (FSA Insured),
              5.250% 08/15/15...................................  Aaa       AAA           1,101
                                                                                       --------
                                                                                        137,725
                                                                                       --------
            PUERTO RICO -- 5.2%
  1,000     Puerto Rico Commonwealth, Public Improvement, GO
              Refunding, Series 2003C, (MBIA Insured), Mandatory
              Put 07/01/08 @ 100,
              5.000% 07/01/28...................................  Aaa       AAA           1,117
  3,970     Puerto Rico, Commonwealth Highway & Transportation
              Authority,
              Transportation Revenue, Series 2002F,
              5.000% 07/01/05...................................  Baa1      A             4,216
  2,000     Puerto Rico, Electric Power Authority, Power
              Revenue, Series 1997AA, (MBIA Insured),
              6.250% 07/01/10...................................  Aaa       AAA           2,407
                                                                                       --------
                                                                                          7,740
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $137,804).......................................................    145,465
                                                                                       --------

 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.4%
              (Cost $650)
    650     Nations Tax-Exempt Reserves, Capital Class Shares#..........   $    650
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $138,454*)................................      99.1%   146,115
                                                                           --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.9%
            Receivable for Fund shares sold.............................   $    581
            Dividends receivable........................................          1
            Interest receivable.........................................      1,801
            Payable for Fund shares redeemed............................       (488)
            Investment advisory fee payable.............................        (20)
            Administration fee payable..................................        (26)
            Shareholder servicing and distribution fees payable.........         (7)
            Distributions payable.......................................       (371)
            Accrued Trustees' fees and expenses.........................         (8)
            Accrued expenses and other liabilities......................        (73)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................      1,390
                                                                           --------
            NET ASSETS........................................     100.0%  $147,505
                                                                           ========
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on investments sold...........   $    173
            Net unrealized appreciation of investments..................      7,661
            Paid-in capital.............................................    139,671
                                                                           --------
            NET ASSETS..................................................   $147,505
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

Nations California Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                            VALUE
------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($128,498,383 / 12,837,571 shares outstanding)............     $10.01
                                                                           ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($13,897,004 / 1,385,873 shares outstanding)..............     $10.03
                                                                           ========

            Maximum sales charge........................................      3.25%
                                                                             $10.37
            Maximum offering price per share............................

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($1,308,987 / 130,648 shares outstanding).................     $10.02
                                                                           ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($3,800,214 / 378,902 shares outstanding).................     $10.03
                                                                           ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations California Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             16.85%
FGIC                                              10.56%
FSA                                               11.03%
MBIA                                              16.61%

Nations California Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Education Revenue                                 10.02%
Electric Revenue                                  13.07%
Lease Revenue                                     10.85%
Prerefunded                                       10.95%
Special Tax                                       15.80%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.9%
            CALIFORNIA -- 93.3%
 $2,000     ABAG Finance Authority for Non-Profit Corporations,
              California, Certificates of Participation
              Refunding, (Episcopal Homes Foundation Project)
              Series 1998,
              4.625% 07/01/04...................................  Baa1      BBB+       $  2,034
  2,000     ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000A, AMT, (GTY-AGMT), Mandatory Put 8/15/08 @
              100,
              6.400% 08/15/30...................................  Baa3      BBB-          2,124
  2,000     ABAG Finance Authority for Non-Profit Corporations,
              California, Multi-Family Revenue Refunding, Series
              2000B, (GTY-AGMT), Mandatory Put
              8/15/08 @ 100,
              6.250% 08/15/30...................................  Baa3      BBB-          2,129
  2,000     Anaheim, California, Unified School District, GO,
              Series 2002, (FSA Insured),
              5.000% 08/01/25...................................  Aaa       AAA           2,034
  3,000     Beverly Hills, California, Public Financing
              Authority, Lease Revenue, (Capital Imports
              Project) Series 1998A,
              5.000% 06/01/23...................................  Aa3       AA            3,047
  1,185     Bodega Bay, California, Fire Protection District,
              Certificates of Participation, (Fire Station
              Project) Series 1996,
              6.450% 10/01/31...................................  Baa2      BBB           1,297
  3,000     California State, Department of Water Resources,
              Water Systems Revenue, (Center Valley Project)
              Series 1997S,
              5.000% 12/01/17...................................  Aa2       AA            3,201
  1,675     California State, GO, Series 1991,
              6.600% 02/01/10...................................  A3        BBB           1,987

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     California State, GO, Series 1993,
              5.500% 04/01/13...................................  A3        BBB        $  1,121
     20     California State, GO, Series 1995, Prerefunded
              03/01/05 @ 101,
              5.750% 03/01/09...................................  A3        BBB              22
     10     California State, GO, Series 1995, Prerefunded
              03/01/05 @ 101,
              5.750% 03/01/09...................................  A3        BBB              11
     65     California State, GO, Series 1995, Unrefunded
              Balance,
              5.750% 03/01/09...................................  A3        BBB              68
  3,000     California State, GO, Series 2000,
              5.625% 05/01/26...................................  A3        BBB           3,107
  2,600     California State, GO, Series 2000, (FGIC Insured),
              5.250% 09/01/30...................................  Aaa       AAA           2,679
  1,000     California, Educational Facilities Authority
              Revenue, (Pooled College and University Project)
              Series 1999B,
              5.250% 04/01/24...................................  Baa3      BBB-            984
  2,500     California, Educational Facilities Authority
              Revenue, Series 2003A,
              5.000% 10/01/33...................................  Aa1       AA+           2,532
  3,500     California, Health Facilities Finance Authority,
              Revenue, (Cedars-Sinai Medical Center Project)
              Series 1999A,
              6.125% 12/01/19...................................  A3        A-            3,788
  5,000     California, Health Facilities Financing Authority,
              Revenue Refunding, Insured Health Facilities,
              (Mark Twain Project) Series 1996, (MBIA Insured),
              6.000% 07/01/16...................................  Aaa       AAA           5,600
  3,000     California, Health Facilities Financing Authority,
              Revenue, (Kaiser Permanente Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/24...................................  Aaa       AAA           3,025
  1,000     California, Health Facilities Financing Authority,
              Revenue, (Kaiser Permanente Project) Series 1998B,
              5.250% 10/01/13...................................  A3        A             1,059

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
  $1,510    California, Housing Finance Agency Revenue, Multi-
              Unit Rental Housing, Series 1992B-II,
              6.700% 08/01/15...................................  Aa3       A+         $  1,527
  2,000     California, Housing Finance Agency, Home Mortgage
              Revenue, Series 1994F-3, AMT, (MBIA/FHA/VA
              Insured),
              6.100% 08/01/15...................................  Aaa       AAA           2,034
  2,750     California, Housing Finance Agency, Home Mortgage
              Revenue, Series 1997I, AMT, (MBIA Insured),
              5.650% 08/01/17...................................  Aaa       AAA           2,886
  1,685     California, Housing Finance Agency, Home Mortgage
              Revenue, Series 1997I, AMT, (MBIA Insured),
              5.750% 02/01/29...................................  Aaa       AAA           1,732
  9,060     California, Housing Finance Agency, Revenue, Series
              2001M, AMT, (FSA Insured),
              5.920%& 08/01/32..................................  Aaa       AAA           1,640
  1,460     California, Housing Finance Agency, Single-Family
              Mortgage Revenue, Series 1997B-3, Class I, AMT,
              (FHA Insured),
              5.400% 08/01/28...................................  Aaa       AAA           1,482
  2,500     California, Infrastructure & Economic Development
              Bank Revenue, (Kaiser Hospital Assistant I - LLC
              Project) Series 2001A,
              5.550% 08/01/31...................................  A2        A             2,552
  2,000     California, Maritime Infrastructure Authority
              Airport Revenue, San Diego Unified Port District
              Airport, Series 1995, (AMBAC Insured),
              5.500% 11/01/05...................................  Aaa       AAA           2,165
  1,000     California, Pollution Control Financing Authority,
              PCR, (Southern California Edison Company Project)
              Series 1992B, AMT,
              6.400% 12/01/24...................................  Ba2       BB            1,001

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $6,000     California, Statewide Communities Development
              Authority, Apartment Development Revenue
              Refunding, (Irvine Apartment Communities Project)
              Series 1998A-4, Mandatory Put
              05/15/13 @ 100,
              5.250% 05/15/25...................................  Baa2      BBB        $  6,268
  1,835     California, Statewide Communities Development
              Authority, Certificates of Participation, Series
              1999, (FSA Insured),
              5.500% 08/15/19...................................  Aaa       AAA           2,000
  2,000     California, Statewide Communities Development
              Authority, Multi-Family Revenue Refunding,
              (Archstone/ Oakridge Housing Project) Series
              1999E, Mandatory Put
              06/01/08 @ 100,
              5.300% 06/01/29...................................  Baa1      BBB+          2,130
  2,000     California, Statewide Communities Development
              Authority, Multi-Family Revenue Refunding, (Quail
              Ridge Apartments Project) Series 2002E-1,
              5.375% 07/01/32...................................  A2        A             2,007
  3,000     California, Statewide Communities Development
              Authority, Revenue Certificates of Participation,
              (St. Joseph Health Systems Project) Series 1993,
              5.500% 07/01/23...................................  Aa3       AA-           3,033
  2,500     California, Statewide Communities Development
              Authority, Revenue Certificates of Participation,
              Series 1993,
              5.400% 11/01/15...................................  A3        A-            2,552

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,300     California, Statewide Communities Development
              Authority, Revenue, Certificates of Participation,
              (John Muir/ Mount Diablo Health Systems Project)
              Series 1997, (MBIA Insured),
              5.125% 08/15/17...................................  Aaa       AAA        $  3,490
  1,500     Caochella Valley, California, Park and Recreation
              District Improvement Board Revenue Refunding,
              (Reassessment District 94-1-INDIO Project) Series
              1994, (MBIA Insured), Prerefunded 09/02/04 @ 102,
              6.200% 09/02/16...................................  Aaa       AAA           1,602
  1,615     Central Valley, California, Financing Authority,
              Cogeneration Project Revenue Refunding, (Carson
              Ice - General Project) Series 1998, (MBIA
              Insured),
              5.250% 07/01/12...................................  Aaa       AAA           1,790
  2,385     Central Valley, California, Financing Authority,
              Cogeneration Project Revenue, (Carson Ice Project)
              Series 1993,
              6.000% 07/01/09...................................  Baa2      BBB           2,465
    415     Chino, California, Unified School District,
              Certificates of Participation, (Land Acquisition
              Project) Series 1994A, (FSA Insured), Prerefunded
              09/01/04 @ 102,
              6.600% 09/01/14...................................  Aaa       AAA             444
  1,920     Contra Costa, California, Water District, Water
              Revenue, Series 2002L, (FSA Insured),
              5.000% 10/01/24...................................  Aaa       AAA           1,958
  2,000     Daly City, California, Housing Development Finance
              Agency, Mobile Home Park Revenue, (Francisan
              Acquisition Project) Series 2002A,
              5.850% 12/15/32...................................  A3        A-            2,058

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  520     Del Mar, California, Race Track Authority, Revenue
              Refunding, Series 1996,
              6.000% 08/15/06...................................  NR        NR         $    549
  1,400     Del Mar, California, Race Track Authority, Revenue
              Refunding, Series 1996,
              6.000% 08/15/08...................................  NR        NR            1,523
  1,000     Del Mar, California, Race Track Authority, Revenue
              Refunding, Series 1996,
              6.200% 08/15/11...................................  NR        NR            1,082
  2,000     East Bay Municipal Utilities District, California,
              Water Systems Revenue Refunding, Series 1996,
              (FGIC Insured),
              5.000% 06/01/16...................................  Aaa       AAA           2,144
  2,750     East Bay Municipal Utilities District, California,
              Water Systems Revenue, Series 2001, (MBIA
              Insured),
              5.000% 06/01/26...................................  Aaa       AAA           2,788
  1,000     Eastern Municipal Water District, California, Water
              and Sewer Certificates of Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12...................................  Aaa       AAA           1,224
  2,500     Elsinore Valley Municipal Water District,
              California, Certificates of Participation
              Refunding, Series 1992A, (FGIC Insured),
              6.000% 07/01/12...................................  Aaa       AAA           2,965
  3,000     Escondido JT Powers Financing Authority, California,
              Lease Revenue, (California Center for the Arts
              Project) Series 1995, (AMBAC Insured),
              6.000% 09/01/18...................................  Aaa       AAA           3,303
  1,100     Foothill/De Anza Community College District,
              University Southern California, California,
              Certificates of Participation Refunding, Series
              2003,
              5.000% 09/01/17...................................  Aaa       AAA           1,185
  4,000     Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue Refunding, Series 1999,
              5.750% 01/15/40...................................  Baa3      BBB-          4,063

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue Refunding, Series 1999, (MBIA
              Insured),
              5.125% 01/15/15...................................  Aaa       AAA        $  2,162
  2,000     Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue, Sr. Lien, Series 1995,
              (MBIA-IBC Insured),
              5.000% 01/01/35...................................  Aaa       AAA           2,014
  2,000     Foothill/Eastern Corridor Agency, California, Toll
              Road Revenue, Sr. Lien, Series 1995A, Prerefunded
              01/01/10 @ 100,
              6.000% 01/01/16...................................  Aaa       AAA           2,372
  5,000     Fresno, California, Sewer Revenue, Series 1993A-1,
              (AMBAC Insured),
              6.250% 09/01/14...................................  Aaa       AAA           6,137
  1,500     Golden State Tobacco Securitization Corporations,
              Tobacco Settlement Revenue, Series 2003A,
              6.250% 06/01/33...................................  Baa2      BBB           1,298
  2,000     Inland Empire, California, Solid Waste Authority,
              Revenue, (Landfill Improvement Financing Project)
              Series 1996B, AMT, (FSA Insured),
              6.250% 08/01/11...................................  Aaa       AAA           2,349
  1,995     Lafayette, California, GO, Series 2002,
              5.125% 07/15/25...................................  Aa2       AA            2,047
  1,270     Lancaster, California, Financing Authority, Tax
              Allocation Revenue, (Redevelopment Projects 5 and
              6) Series 2003, (MBIA Insured),
              5.125% 02/01/17...................................  Aaa       AAA           1,416
  3,050     Larkspur, California, School District GO, Series
              2000A,
              5.250% 08/01/25...................................  Aa3       AA            3,175
  4,065     Lompoc, California, Unified School District, GO
              Series 2002A, (Election Office Project),
              5.000% 08/01/27...................................  Aaa       AAA           4,131

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     Long Beach, California, Harbor Revenue, Series
              2000A, AMT,
              5.375% 05/15/24...................................  Aa3       AA-        $  3,103
  6,000     Los Angeles County, California, Metropolitan
              Transportation Authority, Sales Tax Revenue,
              Series 2000A, (FGIC Insured),
              5.250% 07/01/30...................................  Aaa       AAA           6,247
  2,500     Los Angeles County, California, Public Works
              Financing Authority, Lease Revenue, (Multiple
              Capital Facilities Project VI) Series 2000A,
              (AMBAC Insured),
              5.625% 05/01/26...................................  Aaa       AAA           2,710
    650     Los Angeles County, California, Public Works
              Financing Authority, Revenue, (Regional Park and
              Open Space District A) Series 1997A,
              5.500% 10/01/08...................................  Aa3       AA              739
  3,000     Los Angeles, California, Convention and Exhibition
              Center Authority, Lease Revenue Refunding, Series
              1993A, (MBIA-IBC Insured),
              6.000% 08/15/10...................................  Aaa       AAA           3,571
  3,000     Los Angeles, California, Department of Water and
              Power, Waterworks Revenue, Series 2001A,
              5.125% 07/01/41...................................  Aa3       AA            3,022
  3,000     Los Angeles, California, Department Water and Power
              Waterworks Revenue, Series 2001A, (FGIC-TCRS
              Insured),
              5.125% 07/01/41...................................  Aaa       AAA           3,037
  1,500     Los Angeles, California, GO, Series 1999B,
              Prerefunded
              09/01/09 @ 101
              5.250% 09/01/14...................................  Aa2       AA            1,744
  3,750     Los Angeles, California, Parking Revenue, Series
              1999A, (AMBAC Insured),
              5.250% 05/01/29...................................  Aaa       AAA           3,879

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,115     Manhattan Beach, California, Unified School
              District, Certificates of Participation, Series
              1995A, (MBIA Insured), Prerefunded 08/01/05 @ 102,
              5.750% 08/01/20...................................  Aaa       AAA        $  1,231
  3,635     Metropolitan Water District of Southern California,
              Waterworks Revenue Refunding, Series 1993A,
              5.750% 07/01/21...................................  Aa2       AA            4,230
  2,865     Metropolitan Water District of Southern California,
              Waterworks Revenue, Series 1993A,
              5.750% 07/01/21...................................  Aa2       AA            3,404
  2,000     Metropolitan Water District of Southern California,
              Waterworks Revenue, Series 1997A,
              5.000% 07/01/26...................................  Aa2       AA            2,004
  2,000     Monterey County, California, Certificates of
              Participation, Series 2001, (MBIA Insured),
              5.000% 08/01/32...................................  Aaa       AAA           2,019
  2,500     Northridge Water District, Revenue, Certificates of
              Participation, Series 1996, (AMBAC Insured),
              5.250% 02/01/18...................................  Aaa       AAA           2,710
  2,095     Oak Park, California, Unified School District, GO,
              Series 2000, (FSA Insured),
              4.290%& 05/01/14..................................  Aaa       AAA           1,337
  1,000     Oakland, California, State Building Authority, Lease
              Revenue, (Elihu M. Harris Project) Series 1998A,
              (AMBAC Insured),
              5.000% 04/01/17...................................  Aaa       AAA           1,065
  3,000     Orange County, California, Airport Revenue
              Refunding, Series 1997, AMT, (MBIA Insured),
              5.500% 07/01/10...................................  Aaa       AAA           3,361

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,500     Pasadena, California, Community Development
              Commission, Multi-Family Housing Revenue, (Civic
              Center Project) Series 1991A, AMT, (FSA Insured),
              6.400% 12/01/12...................................  Aaa       AAA        $  2,506
  5,270     Pleasanton-Suisun City, California, Home Financing
              Authority, Home Mortgage Revenue, Municipal
              Multiplier, Series 1984A, (MBIA Insured),
              4.610%& 10/01/16..................................  Aaa       AAA           2,914
    510     Pomona, California, Public Financing Authority,
              Revenue, Series 1994L, Prerefunded
              02/01/04 @ 102, (CAPMAC-ITC Insured),
              5.750% 02/01/20...................................  Aaa       AAA             528
  1,135     Pomona, California, Public Financing Authority,
              Revenue, Unrefunded Balance, Series 1994L,
              (CAPMAC-ITC Insured),
              5.750% 02/01/20...................................  Aaa       AAA           1,174
  7,500     Port Oakland, California, Port Revenue Refunding,
              Series 1997H, AMT, (MBIA Insured),
              5.500% 11/01/15...................................  Aaa       AAA           8,149
  2,500     Poway, California, Certificates of Participation
              Refunding, (Poinsettia Mobilehome Park Project)
              Series 1992, (FSA Insured),
              6.375% 06/01/18...................................  Aaa       AAA           2,546
  4,000     Rancho, California, Water District Financing
              Authority, Revenue Refunding, Series 1995, (FGIC
              Insured),
              5.900% 11/01/15...................................  Aaa       AAA           4,424
  2,000     Sacramento County, California, Financing Authority,
              Revenue, Series 2001, (AMBAC Insured),
              5.000% 12/01/26...................................  Aaa       AAA           2,028

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  295     Sacramento, California, Municipal Utility District
              Electric Revenue, Unrefunded Balance, Series
              1994I, (MBIA Insured),
              6.000% 01/01/24...................................  Aaa       AAA        $    304
  1,000     Sacramento, California, Municipal Utility District
              Electric Revenue Refunding, Series 2001P, (FSA
              Insured),
              5.250% 08/15/20...................................  Aaa       AAA           1,076
    145     Sacramento, California, Municipal Utility District
              Electric Revenue, Series 1994I, (MBIA Insured),
              Prerefunded 01/01/04 @ 102,
              6.000% 01/01/24...................................  Aaa       AAA             150
  2,000     Sacramento, California, Municipal Utility District
              Electric Revenue, Series 2001N, (MBIA Insured),
              5.000% 08/15/28...................................  Aaa       AAA           2,026
  2,900     Sacramento, California, Power Authority Revenue,
              (Cogeneration Project) Series 1995,
              5.875% 07/01/15...................................  Baa3      BBB-          3,042
  2,000     San Diego County, California, Water Authority, Water
              Revenue Certificates of Participation, Series
              1998A,
              5.125% 05/01/16...................................  Aa3       AA            2,163
  1,000     San Diego, California, Community College District,
              GO, Series 2003A,
              (FSA Insured),
              5.000% 05/01/22...................................  Aaa       AAA           1,034
  2,000     San Diego, California, Community Facilities District
              No. 1, Special Tax, Series 1995B, Prerefunded
              09/01/05 @ 102,
              7.000% 09/01/15...................................  NR        NR            2,263
  1,400     San Diego, California, Public Facilities Financing
              Authority, Sewer Revenue, Series 1999B, (FGIC
              Insured),
              5.000% 05/15/29...................................  Aaa       AAA           1,415

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,800     San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1995-7B, (FGIC Insured),
              6.150% 05/01/16...................................  Aaa       AAA        $  1,886
  2,000     San Francisco Bay Area, California, Rapid
              Transportation District, Sales Tax Revenue, Series
              2001, (AMBAC Insured),
              5.000% 07/01/26...................................  Aaa       AAA           2,028
  2,250     San Francisco, California, City and County Airport
              Commission, International Airport Revenue
              Refunding, Series 2001-27B, (FGIC Insured),
              5.000% 05/01/21...................................  Aaa       AAA           2,327
  3,000     San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1996-2-10A, AMT, (MBIA Insured),
              5.700% 05/01/26...................................  Aaa       AAA           3,171
  2,365     San Francisco, California, City and County Airport
              Commission, International Airport Revenue, Series
              1998-16A, AMT, (FSA Insured),
              5.500% 05/01/07...................................  Aaa       AAA           2,645
  1,750     San Joaquin County, California, Certificates of
              Participation, (Capital Facilities Project) Series
              1993, (MBIA Insured),
              5.500% 11/15/13...................................  Aaa       AAA           2,023
  1,455     San Joaquin Hills, California, Transportation
              Corridor Agency, Toll Road Revenue, Sr. Lien,
              Series 1993, Escrowed to Maturity,
              7.400% 01/01/07...................................  Aaa       AAA           1,722
  4,195     San Jose Redevelopment Agency, California, Tax
              Allocation, (Merged Area Redevelopment Project)
              Series 1993, (MBIA Insured),
              6.000% 08/01/15...................................  Aaa       AAA           5,059

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     San Juan, California,
              M-S-R Public Power Agency, Revenue Refunding, (San
              Juan Project) Series 2001I, (MBIA Insured),
              5.000% 07/01/12...................................  Aaa       AAA        $  1,104
  2,715     San Mateo County, California, JT Powers Authority,
              Lease Revenue Refunding, Series 1999A, (FSA
              Insured),
              5.000% 07/15/29...................................  Aaa       AAA           2,744
  2,000     San Mateo County, California, JT Powers Authority,
              Lease Revenue, (Capital Project) Series 1997A,
              (FSA Insured),
              5.125% 07/15/32...................................  Aaa       AAA           2,034
  2,010     Santa Clara County, California, East Side Unified
              High School District, GO Refunding, Series 2003B,
              (MBIA Insured),
              5.250% 08/01/26...................................  Aaa       AAA           2,164
  2,000     Saratoga, California, GO, (Saratoga Community
              Library Project), Series 2001, (MBIA Insured),
              5.250% 08/01/31...................................  Aaa       AAA           2,084
  4,000     Southern California, Public Power Authority, Power
              Project Revenue,
              Series 1989,
              6.750% 07/01/13...................................  A2        A             4,948
  1,500     Sulphur Springs, California, Unified School
              District, Special Tax,
              Series 2002-1-A,
              6.000% 09/01/33...................................  NR        NR            1,488
  2,965     Tahoe Truckee, California, Unified School District
              Number 2, GO, Series 1999A, (FGIC Insured),
              5.320%& 08/01/24..................................  Aaa       AAA             992
  3,780     Tahoe Truckee, California, Unified School District,
              GO, Series 1999A, (FGIC Insured),
              5.250%& 08/01/23..................................  Aaa       AAA           1,354

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     Torrance, California, Hospital Revenue, (Torrance
              Memorial Medical Center Project) Series 2001A,
              5.500% 06/01/31...................................  A1        A+         $  1,015
  1,000     Tri City, California, Hospital District Revenue,
              Series 1991, (FSA Insured),
              6.000% 02/01/22...................................  Aaa       AAA           1,004
  1,200     Union City, California, Community Redevelopment
              Agency, Special Tax, Series 1993, (AMBAC Insured),
              Prerefunded
              10/01/03 @ 102,
              5.850% 10/01/23...................................  Aaa       AAA           1,224
  8,500     University of California, Hospital Revenue,
              (University of California Medical Center Project)
              Series 1996, (AMBAC Insured), Prerefunded 07/01/06
              @ 101,
              5.750% 07/01/24...................................  Aaa       AAA           9,595
  3,000     University of California, Hospital Revenue,
              (University of California Medical Center Project)
              Series 1996, (AMBAC Insured), Prerefunded 07/01/06
              @ 101,
              6.000% 07/01/26...................................  Aaa       AAA           3,407
  1,610     West Contra Costa, California, Unified School
              District, GO Refunding, Series 2001A, (MBIA
              Insured),
              5.600% 02/01/20...................................  Aaa       AAA           1,862
  5,000     West Covina, California, Redevelopment Agency,
              Community Facilities District Special Tax
              Refunding, (Fashion Plaza Project) Series 1996,
              6.000% 09/01/17...................................  Aa2       AA            5,901
  1,025     Westwood, California, Unified School District, GO,
              Series 1996,
              6.500% 08/01/21...................................  Baa2      BBB           1,084
                                                                                       --------
                                                                                        290,612
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            PUERTO RICO -- 5.6%
 $2,250     Puerto Rico, Commonwealth Highway and Transportation
              Authority, Transportation Revenue, Series 1998A,
              (MBIA-IBC Insured),
              4.750% 07/01/38...................................  Aaa       AAA        $  2,257
  1,500     Puerto Rico, Commonwealth Infrastructure Financing
              Authority, Special Obligation, Series 2000A,
              5.500% 10/01/32...................................  Aaa       AAA           1,631
  3,000     Puerto Rico, Commonwealth, GO, Public Improvement,
              Series 2001A,
              5.375% 07/01/28...................................  Baa1      A-            3,103
  8,000     Puerto Rico, Electric Power Authority, Power
              Revenue, Series 2000HH, (FSA Insured),
              5.250% 07/01/29...................................  Aaa       AAA           8,361
  2,000     Puerto Rico, Public Finance Corporation, Revenue,
              Series 2002E,
              5.500% 08/01/29...................................  Baa3      BBB+          2,088
                                                                                       --------
                                                                                         17,440
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $285,954).......................................................    308,052
                                                                                       --------

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.3%
              (Cost $946)
    946     Nations Tax-Exempt Reserves, Capital Class Shares#............   $    946
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $286,900*)..................................      99.2%   308,998
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.8%
            Cash..........................................................   $      1
            Receivable for Fund shares sold...............................        305
            Interest receivable...........................................      4,046
            Payable for Fund shares redeemed..............................       (746)
            Investment advisory fee payable...............................        (77)
            Administration fee payable....................................        (54)
            Shareholder servicing and distribution fees payable...........        (40)
            Distributions payable.........................................       (800)
            Accrued Trustees' fees and expenses...........................        (39)
            Accrued expenses and other liabilities........................        (91)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      2,505
                                                                             --------
            NET ASSETS..........................................     100.0%  $311,503
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    486
            Accumulated net realized gain on investments sold.............        439
            Net unrealized appreciation of investments....................     22,098
            Paid-in capital...............................................    288,480
                                                                             --------
            NET ASSETS....................................................   $311,503
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations California Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($158,144,042 / 21,006,685 shares outstanding)..............      $7.53
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($138,275,170 / 18,332,476 shares outstanding)..............      $7.54
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................      $7.92

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($9,737,412 / 1,290,450 shares outstanding).................      $7.55
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($5,346,400 / 710,992 shares outstanding)...................      $7.52
                                                                             ========

---------------

 * Federal income tax information (see Note 7).

 **The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 & Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             12.05%
FSA                                               12.44%
MBIA                                              18.96%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Hospital Revenue                                  10.00%
Prerefunded                                       10.84%
Transportation Revenue                            12.63%
Water Revenue                                     13.94%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.7%
            FLORIDA -- 93.9%
 $1,000     Bay County, Florida, PCR Refunding, (International
              Paper Company
              Project) Series 1998A,
              5.100% 09/01/12...................................  Baa2      BBB        $  1,041
  1,000     Bay Medical Center, Florida, Hospital Revenue
              Refunding, (Bay Medical Center Project) Series
              1996, (AMBAC Insured),
              5.000% 10/01/05...................................  Aaa       AAA           1,076
  2,000     Bay Medical Center, Florida, Hospital Revenue
              Refunding, (Bay Medical Center Project) Series
              1996, (AMBAC Insured),
              5.450% 10/01/12...................................  Aaa       AAA           2,240
  1,470     Boca Raton, Florida, GO, Series 2000,
              5.000% 07/01/13...................................  Aaa       AAA           1,606
  1,000     Brevard County, Florida, Health Facilities
              Authority, Revenue Refunding,
              (Wuesthoff Memorial Hospital Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06...................................  Aaa       AAA           1,118
  2,000     Brevard County, Florida, Utilities Revenue
              Refunding, Series 2002, (FGIC Insured),
              5.250% 03/01/14...................................  Aaa       AAA           2,226
  2,000     Broward County, Florida, Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04...................................  Aaa       AAA           2,047
  2,275     Clearwater, Florida, Water and Sewer Authority,
              Revenue Refunding,
              Series 1998, (FGIC Insured),
              3.810%& 12/01/11..................................  Aaa       AAA           1,671
  1,000     Clearwater, Florida, Water and Sewer Authority,
              Revenue Refunding,
              Series 1998, (FGIC Insured),
              4.240%& 12/01/13..................................  Aaa       AAA             648
  3,660     Collier County, Florida, Gas Tax Revenue, Series
              2003, (AMBAC Insured),
              5.250% 06/01/13...................................  Aaa       AAA           4,169

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,285     Collier County, Florida, Gas Tax Revenue, Series
              2003, (AMBAC Insured),
              5.250% 06/01/15...................................  Aaa       AAA        $  3,698
  2,250     Collier County, Florida, Housing Finance Authority,
              Multi-Family Housing Revenue, (Goodlette Arms
              Project) Series 2002A-1, (FNMA COLL),
              Mandatory Put 02/15/12 @ 100,
              4.900% 02/15/32...................................  Aaa       AAA           2,367
  1,000     Dade County, Florida, Aviation Revenue Refunding,
              Series 1994B, AMT,
              (AMBAC Insured),
              6.300% 10/01/05...................................  Aaa       AAA           1,070
  3,650     Dade County, Florida, Aviation Revenue, (Miami
              International Airport Project) Series 1997B, AMT,
              (FSA Insured),
              5.000% 10/01/06...................................  Aaa       AAA           3,983
  1,000     Delray Beach, Florida, Water and Sewer Revenue
              Refunding, Series 1993A, (AMBAC Insured),
              5.000% 10/01/03...................................  Aaa       AAA           1,000
  1,565     Dunes, Florida, Community Development District
              Revenue Refunding,
              (Intracoastal Waterway Bridge Project) Series
              1993,
              5.300% 10/01/03...................................  Baa2      BBB           1,565
  1,900     Dunes, Florida, Community Development District
              Revenue Refunding,
              (Intracoastal Waterway Bridge Project) Series
              1993,
              5.400% 10/01/04...................................  Baa2      BBB           1,944
  2,125     Escambia County, Florida, Health Facilities
              Authority, Revenue,
              (Ascension Health Credit Project) Series 2003A,
              5.250% 11/15/11...................................  Aa2       AA            2,337

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,205     Escambia County, Florida, Housing Finance Authority,
              Single-Family
              Mortgage Revenue, (Multi-County Program) Series
              2000A, AMT,
              (MBIA/FHA/VA Insured),
              6.300% 10/01/20...................................  Aaa       AAA        $  1,291
  1,700     Escambia County, Florida, Utilities Authority,
              Systems Revenue, Series 1996, (FGIC Insured),
              5.625% 01/01/21...................................  Aaa       AAA           1,831
  4,000     Florida State, Board of Education, Lottery Revenue,
              Series 2001B,
              5.000% 07/01/20...................................  Aaa       AAA           4,205
  1,000     Florida State, Board of Education, Public Education
              Capital Outlay GO Refunding, Series 1993A,
              5.000% 06/01/08...................................  Aa2       AA+           1,124
  3,000     Florida State, Board of Education, Public Education
              Capital Outlay GO Refunding, Series 1995A,
              5.500% 06/01/14...................................  Aa2       AA+           3,213
  2,000     Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1996A,
              5.000% 06/01/18...................................  Aa2       AA+           2,117
  3,525     Florida State, Board of Education, Public Education
              Capital Outlay GO, Series 1997A,
              5.500% 01/01/08...................................  Aa2       AA+           3,961
  5,000     Florida State, Department of Environmental
              Protection & Preservation,
              Revenue, (Florida Forever Project), Series 2001B,
              (MBIA Insured),
              5.000% 07/01/09...................................  Aaa       AAA           5,646
  1,500     Florida State, Department of Transportation GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26...................................  Aa2       AA+           1,586

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,420     Florida State, Municipal Agency Revenue Refunding,
              Series 2003A,
              (FSA Insured),
              5.000% 10/01/13...................................  Aaa       AAA        $  3,828
  1,850     Florida State, Municipal Power Agency, Revenue
              Refunding, (Stanton II
              Project) Series 2002, (AMBAC Insured),
              5.500% 10/01/21...................................  Aaa       AAA           2,026
  3,715     Florida, Capital Trust Agency, Multi-Family Housing
              Revenue, (River
              Bend Apartments Project), Series 2002A,
              5.500% 10/01/22...................................  A3        A-            3,596
  3,300     Florida, Capital Trust Agency, Multi-Family Housing
              Revenue, (Shadow Run Project) Series 2000A, (FNMA
              COLL), Mandatory Put 11/01/10 @ 100,
              5.150% 11/01/30...................................  Aaa       AAA           3,530
  1,000     Florida, Housing Finance Agency, Multi-Family
              Housing Revenue
              Refunding, (United Dominion Realty Trust - Andover
              Project) Series 1996E, AMT, Mandatory Put 05/01/08
              @ 100,
              6.350% 05/01/26...................................  Baa1      BBB+          1,037
    555     Florida, Housing Finance Agency, Revenue Refunding,
              (The Vineyards Project) Series 1995H,
              5.875% 11/01/05...................................  Baa3      BBB-            564
  1,000     Florida, Housing Finance Agency, Revenue Refunding,
              (The Vineyards Project) Series 1995H,
              6.400% 11/01/15...................................  Baa3      BBB-          1,035
  1,980     Florida, Housing Finance Corporation Revenue,
              (Homeowner Mortgage
              Project) Series 1998-1, (MBIA Insured),
              4.950% 07/01/11...................................  Aaa       AAA           2,091

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida, Ports Financing Commission Revenue, (State
              Transportation
              Trust Fund Project) Series 1996, AMT, (MBIA
              Insured),
              5.375% 06/01/16...................................  Aaa       AAA        $  1,074
  1,000     Gainesville, Florida, Utility Systems Revenue,
              Series 1996A,
              5.750% 10/01/07...................................  Aa2       AA            1,147
  1,375     Hialeah, Florida, Capital Improvement Revenue,
              Series 1993,
              5.500% 10/01/18...................................  Baa1      BBB+          1,399
  2,410     Hillsborough County, Florida, Aviation Authority,
              Revenue Refunding,
              (Tampa International Airport Project) AMT, Series
              2003D,
              5.500% 10/01/11...................................  Aaa       AAA           2,715
  3,170     Hillsborough County, Florida, Aviation Authority,
              Revenue Refunding,
              (Tampa International Airport Project) Series
              1997A, AMT, (AMBAC Insured),
              5.750% 10/01/07...................................  Aaa       AAA           3,518
  1,000     Hillsborough County, Florida, Capital Improvement
              Program Revenue Refunding, (Criminal Justice
              Facilities Project), Series 2003, (FGIC Insured),
              5.000% 08/01/12...................................  Aaa       AAA           1,119
  1,000     Hillsborough County, Florida, Capital Improvement
              Revenue Refunding, (County Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11...................................  Aaa       AAA           1,102
  2,335     Hillsborough County, Florida, Individual Development
              Authority, CIG Tax Allocation, (H. Lee Moffitt
              Cancer Project) Series 2002B, (AMBAC Insured),
              5.500% 09/01/15...................................  Aaa       AAA           2,652

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Indian River County, Florida, Water and Sewer
              Revenue Refunding,
              Series 1993A, (FGIC Insured),
              5.200% 09/01/05...................................  Aaa       AAA        $  1,077
  2,000     Jacksonville, Florida, Electric Systems Authority,
              Revenue Refunding,
              Series 1995-11,
              5.375% 10/01/15...................................  Aa2       AA            2,095
  1,000     Jacksonville, Florida, Excise Tax Revenue Refunding,
              Series 1995A,
              (FGIC Insured),
              5.000% 10/01/09...................................  Aaa       AAA           1,132
  3,450     Jacksonville, Florida, GTD, Entitlement Improvement
              Revenue Refunding, Series 2002, (FGIC Insured),
              5.375% 10/01/18...................................  Aaa       AAA           3,814
  4,200     Jacksonville, Florida, Health Facilities Authority,
              Hospital Revenue,
              Series 1997B,
              5.400% 08/15/18...................................  Aaa       AAA           4,442
  1,000     Jacksonville, Florida, Sales Tax Revenue Refunding,
              Series 2002, (FGIC Insured),
              5.375% 10/01/18...................................  Aaa       AAA           1,105
  3,000     Jacksonville, Florida, Sales Tax Revenue, (River
              City Renaissance
              Project) Series 1995, (FGIC Insured), Prerefunded
              10/01/05 @ 101,
              5.375% 10/01/18...................................  Aaa       AAA           3,281
  1,000     Jacksonville, Florida, Sales Tax Revenue, Refunding,
              Series 2001,
              (FGIC Insured),
              5.500% 10/01/12...................................  Aaa       AAA           1,158
  1,080     Jacksonville, Florida, Sales Tax Revenue, Series
              2003, (MBIA Insured),
              5.250% 10/01/19...................................  Aaa       AAA           1,183
  2,500     Jea, Florida, St. John's River Power Parkway Systems
              Revenue
              Refunding, Series 2002,
              5.250% 10/01/13...................................  Aa2       AA            2,776

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Lakeland, Florida, Electricity and Water Revenue
              Refunding, Series 1990, (AMBAC Insured),
              2.730%& 10/01/09..................................  Aaa       AAA        $    850
  2,000     Lakeland, Florida, Electricity and Water Revenue
              Refunding, Series 1992,
              5.625% 10/01/04...................................  A1        AA-           2,091
  2,025     Marion County, Florida, Hospital District Revenue
              Refunding, Series 1999,
              5.250% 10/01/11...................................  A2        A             2,169
  1,555     Melbourne, Florida, Water and Sewer Revenue, Series
              2002B, (FGIC Insured),
              4.420%& 10/01/16..................................  Aaa       AAA             881
  1,810     Miami Beach, Florida, Water and Sewer Revenue,
              Series 1995, (FSA Insured),
              5.375% 09/01/15...................................  Aaa       AAA           1,969
  2,000     Miami, Florida, GO Refunding, Series 1992, (FGIC
              Insured),
              5.600% 12/01/03...................................  Aaa       AAA           2,016
  1,500     Miami-Dade County, Florida, Aviation Revenue
              Refunding, Series 1998A, AMT,
              5.250% 10/01/07...................................  Aaa       AAA           1,676
  1,000     Miami-Dade County, Florida, Special Obligation
              Bonds, Series 2002A-1,
              (AMBAC Insured),
              5.000% 04/01/11...................................  Aaa       AAA           1,120
  5,365     Miami-Dade County, Florida, Special Obligation
              Revenue Refunding,
              Series 1997A, (MBIA Insured),
              4.840%& 10/01/19..................................  Aaa       AAA           2,397
  1,530     Ocala, Florida, Imports Revenue Refunding, Series
              2003, (AMBAC Insured),
              5.375% 10/01/16...................................  Aaa       AAA           1,732

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $  730     Orange County, Florida, Health Facilities Authority,
              Revenue Refunding, (Lakeside Alternatives, Inc.
              Project) Series 1995,
              6.250% 07/01/05...................................  Baa2      BBB        $    745
  4,640     Orange County, Florida, Health Facilities Authority,
              Revenue, (Orlando Regional Healthcare Project)
              Series 1996A, (MBIA Insured),
              6.250% 10/01/08...................................  Aaa       AAA           5,538
  1,445     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1996A, (MBIA Insured), Escrowed to
              Maturity,
              6.250% 10/01/16...................................  Aaa       AAA           1,804
    555     Orange County, Florida, Health Facilities Authority,
              Revenue, Series 1996A, (MBIA Insured), Unrefunded
              Balance,
              6.250% 10/01/16...................................  Aaa       AAA             685
  4,000     Orange County, Florida, Tourist Development Tax
              Authority, Revenue
              Refunding, Series 1998A, (AMBAC Insured),
              5.000% 10/01/15...................................  Aaa       AAA           4,335
  2,000     Orlando and Orange County, Florida, Expressway
              Authority, Revenue, Junior Lien, Series 1990,
              (FGIC Insured),
              6.500% 07/01/10...................................  Aaa       AAA           2,430
  1,000     Orlando, Florida, Greater Orlando Aviation
              Authority, Airport Facilities Revenue Refunding,
              Series 1997, AMT, (FGIC Insured),
              5.125% 10/01/12...................................  Aaa       AAA           1,068
  3,000     Orlando, Florida, Utilities Commission, Water and
              Electric Revenue
              Refunding, Series 1992,
              5.600% 10/01/03...................................  Aa1       AA            3,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Orlando, Florida, Utilities Commission, Water and
              Electric Revenue Refunding, Series 1993B,
              Prerefunded 10/01/03 @ 102,
              5.400% 10/01/08...................................  Aa2       AA-        $  2,040
  5,865     Orlando, Florida, Utilities Commission, Water and
              Electric Revenue Refunding, Series 2001,
              5.000% 10/01/09...................................  Aa1       AA            6,634
  3,500     Palm Beach County, Florida, Criminal Justice
              Facilities Revenue, Series 1997, (FGIC Insured),
              5.750% 06/01/13...................................  Aaa       AAA           4,120
  2,000     Palm Beach County, Florida, GO Refunding, Series
              1998,
              5.500% 12/01/11...................................  Aaa       AAA           2,326
  1,750     Palm Beach County, Florida, GO, Series 1994,
              6.875% 12/01/03...................................  Aaa       AAA           1,767
  1,300     Palm Beach County, Florida, GO, Series 1994,
              7.000% 12/01/04...................................  Aaa       AAA           1,389
  1,000     Palm Beach County, Florida, Health Facilities
              Authority, Hospital
              Revenue, (Good Samaritans Health System Project)
              Series 1993, Prerefunded 10/01/03 @ 102,
              6.100% 10/01/05...................................  Aaa       AAA           1,020
  3,000     Palm Beach County, Florida, School Board
              Certificates of Participation, Series 2002A, (FSA
              Insured),
              5.375% 08/01/14...................................  Aaa       AAA           3,376
  2,000     Palm Beach County, Florida, Stadium Facilities
              Revenue, Series 1996, (MBIA Insured),
              5.250% 12/01/16...................................  Aaa       AAA           2,213
  2,070     Pembroke Pines, Florida, Consolidated Utilities
              Systems Revenue, Series 1992, (FGIC Insured),
              6.250% 09/01/07...................................  Aaa       AAA           2,340

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Port St. Lucie, Florida, Sales Tax Revenue, Series
              2003, (MBIA Insured),
              5.000% 09/01/19...................................  Aaa       AAA        $  1,065
  1,000     Port St. Lucie, Florida, Utilities Revenue, Series
              2003, (MBIA Insured),
              5.000% 09/01/16...................................  Aaa       AAA           1,092
  2,000     Reedy Creek, Florida, GO, Series 1995A, (MBIA
              Insured), Prerefunded 06/01/05 @ 100,
              5.750% 06/01/15...................................  Aaa       AAA           2,154
  1,650     Sarasota County, Florida, Public Hospital Board
              Revenue Refunding, (Sarasota Memorial Hospital
              Project) Series 1997B, (MBIA Insured),
              5.000% 10/01/07...................................  Aaa       AAA           1,844
  1,750     Sarasota County, Florida, Public Hospital Board
              Revenue Refunding, (Sarasota Memorial Hospital
              Project) Series 1998B, (MBIA Insured),
              5.250% 07/01/11...................................  Aaa       AAA           1,986
  1,000     South Broward, Florida, Hospital District Revenue,
              Series 2002,
              5.500% 05/01/22...................................  Aa3       A+            1,052
  3,000     South Broward, Florida, Hospital District Revenue,
              Series 2002,
              5.600% 05/01/27...................................  Aa3       A+            3,117
  3,955     South Broward, Florida, Hospital District Revenue,
              Series 2003A, (MBIA Insured),
              5.250% 05/01/12...................................  Aaa       AAA           4,446
  1,000     St. Lucie County, Florida, School District, GO,
              Series 1997, (FGIC Insured),
              5.875% 02/01/07...................................  Aaa       AAA           1,134
  1,980     St. Petersburg, Florida, Health Facilities
              Authority, Revenue, (All Childrens Hospital
              Project) Series 2002, (AMBAC Insured),
              5.500% 11/15/16...................................  Aaa       AAA           2,226

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,995     St. Petersburg, Florida, Health Facilities
              Authority, Revenue, (All Childrens Hospital)
              Series 2002, (AMBAC Insured),
              5.500% 11/15/15...................................  Aaa       AAA        $  2,254
  3,775     Tallahassee, Florida, Blue Print 2000 Intern
              Government Revenue, Series 2003, (FSA Insured),
              5.000% 10/01/13...................................  Aaa       AAA           4,181
  1,000     Tallahassee, Florida, Conservative Utilities System
              Revenue Refunding, Series 2001, (FGIC Insured),
              5.500% 10/01/18...................................  Aaa       AAA           1,158
  1,000     Tallahassee, Florida, Health Facilities Revenue
              Refunding, (Tallahassee Memorial Regional Medical
              Center Project) Series 1992A, (MBIA Insured),
              5.750% 12/01/04...................................  Aaa       AAA           1,024
  1,000     Tallahassee, Florida, Health Facilities Revenue
              Refunding, (Tallahassee Memorial Regional Medical
              Center Project) Series 1992B, (MBIA Insured),
              5.750% 12/01/04...................................  Aaa       AAA           1,024
  1,000     Tampa, Florida, Capital Improvement Authority,
              Hospital Revenue, (H. Lee Moffitt Cancer Project)
              Series 1999A,
              4.875% 07/01/13...................................  A3        A             1,034
  2,000     Tampa, Florida, Health Systems Revenue, (Catholic
              Health Project) Series 1998A-1, (MBIA Insured),
              4.875% 11/15/15...................................  Aaa       AAA           2,124
  3,170     Tampa, Florida, Sports Authority, Local Optional
              Sales Tax Revenue, (Stadium Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07...................................  Aaa       AAA           3,598

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Tampa, Florida, Sports Authority, Revenue, (Tampa
              Bay Arena Project) Series 1995, (MBIA Insured),
              5.750% 10/01/20...................................  Aaa       AAA        $  1,179
  3,000     Tampa, Florida, Tax Allocation, (Cigarette-H. Lee
              Moffitt Cancer Project) Series 1999, (AMBAC
              Insured),
              5.000% 03/01/07...................................  Aaa       AAA           3,325
  5,495     Tampa, Florida, Utilities Tax& Special Revenue
              Refunding, Series 2001B, (AMBAC Insured),
              5.750% 10/01/15...................................  Aaa       AAA           6,520
  3,000     University Athletic Association Inc., Florida
              Athletic Program Revenue, Series 2001, Mandatory
              Put 10/01/05 @ 100,
              2.200% 10/01/31...................................  VMIG1     NR            3,056
  1,000     Volusia County, Florida, Educational Facilities
              Authority, Educational
              Facilities Revenue, (Embry-Riddle Aeronautical
              University Project) Series 1996A,
              6.125% 10/15/26...................................  Baa3      BBB-          1,008
                                                                                       --------
                                                                                        230,608
                                                                                       --------
            GEORGIA -- 0.8%
  2,000     Marietta, Georgia, Housing Authority, Multi-Family
              Revenue Refunding,
              (Wood Glen-RMKT Housing Project) Series 1994,
              Mandatory Put 07/01/04 @ 100,
              4.750% 07/01/24...................................  Baa2      BBB           2,035
                                                                                       --------
            ILLINOIS -- 0.5%
  1,620     Champaign County, Illinois, Community Unit School
              District Number 116 Urbana, GO, Series 1999C,
              (FGIC Insured), Prerefunded 01/01/09 @ 94.829,
              3.040%& 01/01/10..................................  Aaa       AAA           1,311
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- 0.5%
 $1,000     Calhoun County, South Carolina, Solid Waste Disposal
              Facility
              Revenue, (Carolina Eastman Company Project) Series
              1992, AMT,
              6.750% 05/01/17...................................  A2        BBB-       $  1,266
                                                                                       --------
            TEXAS -- 2.1%
  1,945     Midland, Texas, Independent School District, GO
              Refunding, Series 2003, (PSF-GTD),
              5.250% 02/15/17...................................  Aaa       AAA           2,145
  4,000     Texas State, Turnpike Authority, Dallas North
              Tollway Revenue,
              (President George Bush Turnpike Project) Series
              1996, (AMBAC Insured),
              3.730%& 01/01/11..................................  Aaa       AAA           3,060
                                                                                       --------
                                                                                          5,205
                                                                                       --------
            VIRGINIA -- 1.9%
  4,180     Arlington County, Virginia, Industrial Development
              Authority, Hospital
              Facility Revenue, (Virginia Hospital Arlington
              Health Systems Project),
              Series 2001,
              5.500% 07/01/14...................................  A2        A             4,587
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $233,618).......................................................    245,012
                                                                                       --------

 SHARES                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.3%
              (Cost $700)
    700     Nations Tax-Exempt Reserves, Capital Class Shares#..........    $    700
                                                                            --------
            TOTAL INVESTMENTS
              (Cost $234,318*)................................     100.0%    245,712
                                                                            --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.0%+
            Receivable for Fund shares sold.............................    $    562
            Interest receivable.........................................       4,133
            Payable for Fund shares redeemed............................        (757)
            Investment advisory fee payable.............................         (37)
            Administration fee payable..................................         (43)
            Shareholder servicing and distribution fees payable.........         (20)
            Distributions payable.......................................        (720)
            Payable for investment securities purchased.................      (2,890)
            Accrued Trustees' fees and expenses.........................         (48)
            Accrued expenses and other liabilities......................         (83)
                                                                            --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................          97
                                                                            --------
            NET ASSETS........................................     100.0%   $245,809
                                                                            ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................    $    229
            Accumulated net realized loss on investments sold...........      (1,152)
            Net unrealized appreciation of investments..................      11,394
            Paid-in capital.............................................     235,338
                                                                            --------
            NET ASSETS..................................................    $245,809
                                                                            ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
-------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($208,586,869 / 19,271,512 shares outstanding)............      $10.82
                                                                            ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($16,741,374 / 1,547,879 shares outstanding)..............      $10.82
                                                                            ========

            Maximum sales charge........................................       3.25%
            Maximum offering price per share............................      $11.18

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($9,399,896 / 868,367 shares outstanding).................      $10.82
                                                                            ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($11,081,173 / 1,022,501 shares outstanding)..............      $10.84
                                                                            ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 +Amount represents less than 0.1%.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             19.07%
FGIC                                              14.45%
MBIA                                              20.23%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Electric Revenue                                  10.35%
Hospital Revenue                                  16.17%
Prerefunded                                       10.06%
Special Tax                                       20.83%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.7%
            FLORIDA -- 91.7%
 $  665     Alachua County, Florida, Health Facilities
              Authority, Revenue Refunding,
              (Santa Fe Healthcare Facilities, Inc.
              Project) Series 1993,
              6.000% 11/15/09...........................  Baa1      AAA    $    744
  1,375     Bay County, Florida, PCR Refunding,
              (International Paper Company Project)
              Series 1998A,
              5.100% 09/01/12...........................  Baa2      BBB       1,432
  2,550     Brevard County, Florida, Health Facilities
              Authority, Revenue, (Holmes Regional
              Medical Center, Inc. Project) Series 1996,
              (MBIA Insured),
              5.625% 10/01/14...........................  Aaa       AAA       2,705
  1,000     Canaveral, Florida, Port Authority, Port
              Improvement Revenue Refunding, Series
              1996B, (FGIC Insured),
              5.700% 06/01/13...........................  Aaa       AAA       1,126
  2,250     Charlotte County, Florida, Utility Revenue
              Refunding, Series 1996A, (FGIC Insured),
              5.625% 10/01/16...........................  Aaa       AAA       2,512
  1,000     Collier County, Florida, Housing Finance
              Authority, Multi-Family Housing Revenue,
              (Goodlette Arms Project) Series 2002A-1,
              (FNMA COLL), Mandatory Put 02/15/12 @ 100,
              4.900% 02/15/32...........................  Aaa       AAA       1,052
  2,500     Dade County, Florida, Aviation Revenue,
              Series 1996A, AMT, (MBIA Insured),
              5.750% 10/01/12...........................  Aaa       AAA       2,791
  1,205     Escambia County, Florida, Housing Finance
              Authority, Single-Family Mortgage Revenue,
              (Multi-County Program) Series 2000A, AMT,
              (MBIA/FHA/VA Insured),
              6.300% 10/01/20...........................  Aaa       AAA       1,291
  3,000     Florida State, Board of Education, Capital
              Outlay GO, Series 1997A,
              5.000% 01/01/17...........................  Aa2       AA+       3,195

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida State, Board of Education, Lottery
              Revenue, Series 2000C, (FGIC Insured),
              5.250% 07/01/17...........................  Aaa       AAA    $  1,100
  1,250     Florida State, Board of Education, Public
              Education Capital Outlay GO, Series 1996A,
              5.250% 06/01/16...........................  Aa2       AA+       1,354
  1,000     Florida State, Board of Education, Public
              Education Capital Outlay GO, Series 1996A,
              5.000% 06/01/18...........................  Aa2       AA+       1,059
  1,000     Florida State, Florida Department of
              Transportation Revenue, Series 2002, (MBIA
              Insured),
              5.375% 07/01/15...........................  Aaa       AAA       1,132
  1,000     Florida, Capital Trust Agency, Multi-Family
              Housing Revenue, (Shadow Run Project)
              Series 2000A, (FNMA COLL), Mandatory Put
              11/01/10 @ 100,
              5.150% 11/01/30...........................  Aaa       AAA       1,070
  2,700     Florida, Housing Finance Agency, Revenue,
              (Homeowner Mortgage Project) Series
              1997-2, AMT, (MBIA Insured),
              5.750% 07/01/14...........................  Aaa       AAA       2,850
  1,445     Florida, Housing Finance Agency, Revenue,
              (Homeowner Mortgage Project) Series
              1998-1, (MBIA Insured),
              4.950% 01/01/11...........................  Aaa       AAA       1,529
  3,000     Gainesville, Florida, Utility Systems
              Revenue, Series 1992B,
              6.500% 10/01/11...........................  Aa2       AA        3,688
  1,800     Jacksonville, Florida, Economic Development
              Communities Health Care Facilities
              Revenue, (Mayo Clinic Jacksonville
              Project) Series 2001A,
              5.500% 11/15/36...........................  Aa2       AA        1,861
  3,720     Jacksonville, Florida, GTD, Entitlement
              Revenue Refunding and Improvement, Series
              2002, (FGIC Insured),
              5.375% 10/01/19...........................  Aaa       AAA       4,086

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $5,000     Jacksonville, Florida, Sales Tax Revenue,
              (River City Renaissance Project) Series
              1995, (FGIC Insured), Prerefunded 10/01/05
              @ 101,
              5.650% 10/01/14...........................  Aaa       AAA    $  5,496
  2,500     Jea, Florida, St. John's River Power Parkway
              Systems Revenue Refunding, Series 2002,
              5.250% 10/01/13...........................  Aa2       AA        2,776
  2,430     Leon County, Florida, Capital Improvement
              Revenue, Series 1997, (AMBAC Insured),
              5.250% 10/01/17...........................  Aaa       AAA       2,674
  2,370     Miami Beach, Florida, Water and Sewer
              Revenue, Series 1995, (FSA Insured),
              5.375% 09/01/15...........................  Aaa       AAA       2,578
  3,500     Miami-Dade County, Florida, Aviation
              Revenue, Series 1998C, AMT, (MBIA
              Insured),
              5.250% 10/01/15...........................  Aaa       AAA       3,741
  2,000     North Broward, Florida, Hospital District
              Revenue Refunding, Series 1997, (MBIA
              Insured),
              5.250% 01/15/17...........................  Aaa       AAA       2,159
  3,000     Okaloosa County, Florida, Gas Distribution
              Revenue Refunding, Series 1994, (MBIA
              Insured), Prerefunded 10/01/04 @ 102,
              6.875% 10/01/19...........................  Aaa       AAA       3,235
  3,260     Orange County, Florida, Health Facilities
              Authority, Revenue, Series 1996A, (MBIA
              Insured), Escrowed to Maturity,
              6.250% 10/01/16...........................  Aaa       AAA       4,070
  1,260     Orange County, Florida, Health Facilities
              Authority, Revenue, Series 1996A, (MBIA
              Insured), Unrefunded Balance,
              6.250% 10/01/16...........................  Aaa       AAA       1,555

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,950     Orlando, Florida, Greater Orlando Aviation
              Authority, Airport Facilities Revenue,
              Series 1999A, AMT, (FGIC Insured),
              5.250% 10/01/10...........................  Aaa       AAA    $  3,254
  1,800     Orlando, Florida, Utilities Commission,
              Water and Electric Utilities Revenue
              Refunding, Series 1989D,
              6.750% 10/01/17...........................  Aa2       AA-       2,256
  1,500     Orlando, Florida, Utilities Commission,
              Water and Electric Utilities Revenue
              Refunding, Series 1994A,
              5.000% 10/01/20...........................  Aa2       AA-       1,524
  5,000     Palm Beach County, Florida, Solid Waste
              Authority, Revenue, Unrefunded Balance,
              Series 1997A, (AMBAC Insured), Mandatory
              Put
              07/01/10 @ 100,
              6.000% 10/01/10...........................  Aaa       AAA       5,914
  2,000     Pensacola, Florida, Airport Revenue, Series
              1997B, AMT, (MBIA Insured),
              5.625% 10/01/14...........................  Aaa       AAA       2,210
  2,115     Port St. Lucie, Florida, Utilities Revenue,
              Series 2003, (MBIA Insured),
              5.000% 09/01/19...........................  Aaa       AAA       2,253
  1,000     Sarasota County, Florida, Utility Systems
              Revenue Refunding, Series 2002C,
              (FGIC Insured),
              5.250% 10/01/16...........................  Aaa       AAA       1,109
  1,030     Sebring, Florida, Water and Wastewater
              Revenue Refunding, Series 2002, (FGIC
              Insured),
              5.250% 01/01/14...........................  Aaa       AAA       1,156
  1,000     South Broward, Florida, Hospital District
              Revenue, Series 2002,
              5.600% 05/01/27...........................  Aa3       A+        1,039
  4,000     South Miami, Florida, Health Facilities
              Authority, Hospital Revenue Refunding,
              (Baptist Health Systems Obligation Group
              Project) Series 1995, (MBIA Insured),
              5.375% 10/01/16...........................  Aaa       AAA       4,188

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,500     Sunrise Lakes, Florida, Phase 4 Recreational
              District, GO, Series 1995A, Prerefunded
              08/01/05 @ 102,
              6.750% 08/01/24...........................  NR        NR     $  2,794
  1,000     Tallahassee, Florida, Blue Print 2000 Intern
              Government Revenue, Series 2003, (FSA
              Insured),
              5.000% 10/01/13...........................  Aaa       AAA       1,108
  1,330     Tallahassee, Florida, Conservative Utility
              System Revenue Refunding,
              Series 2001, (FGIC Insured),
              5.500% 10/01/14...........................  Aaa       AAA       1,547
    500     Tampa, Florida, Sports Authority, Local
              Optional Sales Tax Revenue, (Stadium
              Project) Series 1997, (MBIA Insured),
              5.125% 01/01/12...........................  Aaa       AAA         550
  2,000     Tampa, Florida, Sports Authority, Local
              Optional Sales Tax Revenue,
              (Stadium Project) Series 1997, (MBIA
              Insured),
              5.250% 01/01/17...........................  Aaa       AAA       2,175
  2,500     Tampa, Florida, Sports Authority, Sales Tax
              Revenue, (Tampa Bay Arena Project) Series
              1995, (MBIA Insured),
              5.750% 10/01/15...........................  Aaa       AAA       2,966
  1,000     Tampa, Florida, Tax Allocation Revenue, (H.
              Lee Moffitt Cancer Project) Series 1999,
              (AMBAC Insured),
              4.875% 03/01/06...........................  Aaa       AAA       1,084

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,380     Volusia County, Florida, Educational
              Facilities Authority, Educational
              Facilities Revenue, (Embry-Riddle
              Aeronautical University Project) Series
              1999A,
              5.750% 10/15/29...........................  Baa3      BBB-   $  2,317
                                                                           --------
                                                                            104,305
                                                                           --------
            LOUISIANA -- 0.9%
  1,000     Calcasieu Parish, Louisiana, Industrial
              Development Board, PCR Refunding,
              (Occidental Petroleum Project) Series
              2001,
              4.800% 12/01/06...........................  Baa1      BBB+      1,071
                                                                           --------
            PUERTO RICO -- 5.1%
  4,190     Puerto Rico, Commonwealth GO, Series 1997,
              (MBIA Insured),
              6.500% 07/01/15...........................  Aaa..     AAA       5,281
    500     Puerto Rico, Industrial Tourist Educational
              Medical and Environmental Authority,
              Control Facilities Hospital Revenue,
              (Hospital Auxilio Mutuo
              Obligation Group Project) Series 1995A,
              (MBIA Insured),
              6.250% 07/01/16...........................  Aaa       AAA         538
                                                                           --------
                                                                              5,819
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $100,693)...........................................    111,195
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Florida Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.9%
              (Cost $2,154)
  2,154     Nations Tax-Exempt Reserves, Capital Class Shares#..........   $  2,154
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $102,847*)................................      99.6%   113,349
                                                                           --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.4%
            Receivable for Fund shares sold.............................   $      1
            Dividends receivable........................................          1
            Interest receivable.........................................      2,265
            Payable for Fund shares redeemed............................       (213)
            Investment advisory fee payable.............................        (22)
            Administration fee payable..................................        (20)
            Shareholder servicing and distribution fees payable.........        (19)
            Distributions payable.......................................       (293)
            Payable for investment securities purchased.................     (1,083)
            Accrued Trustees' fees and expenses.........................        (47)
            Accrued expenses and other liabilities......................        (74)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................        496
                                                                           --------
            NET ASSETS........................................     100.0%  $113,845
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    330
            Accumulated net realized gain on investments sold...........        903
            Net unrealized appreciation of investments..................     10,502
            Paid-in capital.............................................    102,110
                                                                           --------
            NET ASSETS..................................................   $113,845
                                                                           ========


                                                                             VALUE
------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($58,340,846 / 5,788,188 shares outstanding)..............     $10.08
                                                                           ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($43,355,411 / 4,301,677 shares outstanding)..............     $10.08
                                                                           ========

            Maximum sales charge........................................      4.75%
            Maximum offering price per share............................     $10.58

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($11,297,850 / 1,121,285 shares outstanding)..............     $10.08
                                                                           ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($851,373 / 84,580 shares outstanding)....................     $10.07
                                                                           ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

FGIC                                              18.79%
MBIA                                              40.34%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Electric Revenue                                  12.18%
Hospital Revenue                                  10.44%
Prerefunded                                       14.35%
Special Tax                                       10.51%
Transportation Revenue                            11.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 97.6%
            GEORGIA -- 89.7%
 $1,150     Athens, Georgia, University of Georgia
              Student Housing Authority, Revenue
              Refunding, Series 2002, (AMBAC Insured),
              5.250% 12/01/19...........................  Aaa       AAA    $  1,248
  5,000     Atlanta, Georgia, Airport Facilities Revenue
              Refunding, Series 2000A, (FGIC Insured),
              Prerefunded 01/01/10 @ 101,
              5.600% 01/01/30...........................  Aaa       AAA       5,820
  2,000     Atlanta, Georgia, Urban Residential Finance
              Authority, Multi-Family Revenue Refunding,
              (Housing City Plaza Project) Series 1998,
              AMT, (FNMA COLL), Mandatory Put 12/01/08 @
              100,
              4.550% 12/01/28...........................  Aaa       AAA       2,127
    940     Atlanta, Georgia, Water and Wastewater,
              Revenue, Series 1999A, (FGIC Insured),
              Prerefunded,
              5.000% 11/01/38...........................  Aaa       AAA         949
  1,060     Atlanta, Georgia, Water and Wastewater,
              Revenue, Unrefunded Balance, Series 1999A,
              (FGIC Insured), Prerefunded 05/01/09 @
              101,
              5.000% 11/01/38...........................  Aaa       AAA       1,206
  2,750     Bibb County, Georgia, GO, Series 1993,
              Prerefunded 01/01/04 @ 101,
              5.500% 01/01/08...........................  Aa3       AA        2,809
  1,055     Bulloch County, Georgia, Development
              Authority, Student Housing Lease Revenue,
              (Georgia Southern University Project)
              Series 2002,
              3.750% 08/01/10...........................  Aaa       AAA       1,105
  1,090     Bulloch County, Georgia, Development
              Authority, Student Housing Lease Revenue,
              (Georgia Southern University Project)
              Series 2002,
              4.000% 08/01/11...........................  Aaa       AAA       1,146

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,500     Burke County, Georgia, Development
              Authority, PCR, (Oglethorpe Power
              Corporation Project) Series 1994B,
              4.700% 01/01/04...........................  A3        A      $  1,513
  2,000     Cartersville, Georgia, Development
              Authority, Sewer Facilities Revenue
              Refunding, (Anheuser-Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09...........................  A1        A+        2,252
  1,000     Cartersville, Georgia, Development
              Authority, Sewer Facilities Revenue
              Refunding, (Anheuser-Busch Companies, Inc.
              Project) Series 1997, AMT,
              6.125% 05/01/27...........................  A1        A+        1,045
  3,000     Chatham County, Georgia, Hospital Medical
              Authority, Revenue, (Memorial Health
              Medical Center Project) Series 2001A,
              6.125% 01/01/24...........................  A3        A-        3,210
  1,000     Cherokee County, Georgia, School System, GO,
              Series 1993, (AMBAC Insured),
              5.875% 02/01/09...........................  Aaa       AAA       1,132
  1,000     Cherokee County, Georgia, School System, GO,
              Series 2001, (State Aid Withholding),
              5.250% 08/01/17...........................  Aa2       AA        1,101
    505     Cherokee County, Georgia, Water and Sewer
              Authority, Revenue Refunding, Series 1993,
              (MBIA Insured),
              5.300% 08/01/09...........................  Aaa       AAA         559
  1,000     Clarke County, Georgia, School District, GO
              Refunding, Series 1993, (FGIC Insured),
              5.100% 07/01/04...........................  Aaa       AAA       1,031

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,920     Clayton County, Georgia Housing Authority,
              Multi-Family Housing Revenue Refunding,
              (Tara Court II Apartments Project) Series
              2001, (FNMA Liquidity Facility), Mandatory
              Put 12/01/11 @ 100,
              4.350% 12/01/31...........................  Aaa       AAA    $  4,039
  3,190     Clayton County, Georgia, Hospital Authority,
              Revenue Anticipation Certificates,
              (Southern Regional Medical Center Project)
              Series 1998A, (MBIA Insured),
              5.250% 08/01/09...........................  Aaa       AAA       3,608
  2,000     Clayton County, Georgia, Water and Sewer
              Authority, Revenue, Series 2000,
              6.250% 05/01/17...........................  Aa3       AA        2,356
  1,000     Clayton County, Georgia, Water and Sewer
              Authority, Revenue, Series 2000,
              5.600% 05/01/18...........................  Aa3       AA        1,122
  5,195     Cobb County and Marietta, Georgia, Water
              Authority, Revenue, Series 2002,
              5.125% 11/01/20...........................  Aaa       AAA       5,619
  2,000     Cobb County, Georgia, School District, GO,
              Series 1995,
              4.800% 02/01/04...........................  Aa1       AA+       2,025
  1,300     DeKalb County, Georgia, Development
              Authority, Revenue, (Emory University
              Project) Series 1994A, (GO of University),
              6.000% 10/01/14...........................  Aa2       AA        1,386
  3,700     DeKalb County, Georgia, Development
              Authority, Revenue, (Emory University
              Project) Series 1994A, Prerefunded
              10/01/04 @ 102,
              6.000% 10/01/14...........................  Aa2       AA        3,956
  1,000     Downtown Savannah Authority, Georgia,
              Revenue Refunding, (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11...........................  A1        AA        1,023

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,490     East Point, Georgia, Building Authority,
              Revenue, Series 2000, (FSA Insured),
              4.460%& 02/01/18..........................  Aaa       AAA    $  1,193
  2,000     Forsyth County, Georgia, School District,
              GO, Series 1999,
              6.000% 02/01/15...........................  Aa2       AA-       2,332
  2,000     Fulco, Georgia, Hospital Authority, Revenue
              Anticipation Certificates, (St. Joseph
              Hospital Project) Series 1994,
              4.900% 10/01/03...........................  Aaa       AAA       2,000
  2,000     Fulco, Georgia, Hospital Authority, Revenue
              Anticipation Certificates, (St. Joseph
              Hospital Project) Series 1994, Prerefunded
              10/01/04 @ 102,
              5.500% 10/01/14...........................  Aaa       AAA       2,114
  2,000     Fulco, Georgia, Hospital Authority, Revenue
              Anticipation Certificates, Health Systems
              Revenue, (Catholic Health East Project)
              Series 1998A, (MBIA Insured),
              4.600% 11/15/09...........................  Aaa       AAA       2,197
  1,000     Fulton and DeKalb Counties, Georgia,
              Hospital Authority, GO Refunding
              Certificates, (Grady Memorial Hospital
              Project) Series 1993, (MBIA Insured),
              5.250% 01/01/04...........................  Aaa       AAA       1,011
  5,000     Fulton County, Georgia, Building Authority,
              Revenue, (Judicial Center Facilities
              Project) Series 2002B,
              4.000% 01/01/08...........................  Aaa       AAA       5,382
    500     Fulton County, Georgia, Development
              Authority, Revenue, (Clark Atlanta
              University Project) Series 1995, (CONNIE
              LEE Insured),
              5.125% 01/01/10...........................  Aaa       AAA         550
  1,735     Fulton County, Georgia, Development
              Authority, Revenue, (Georgia Tech
              Foundation Facilities Project) Series
              1997A,
              5.000% 09/01/17...........................  Aa1       AA+       1,859

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,900     Fulton County, Georgia, Housing Authority,
              Multi-Family Housing
              Revenue, (Concorde Place Apartments
              Project) Series 1996A, AMT, Prerefunded
              07/01/08 @ 100,
              6.375% 01/01/27...........................  Aaa       AAA    $  3,416
  1,500     Fulton County, Georgia, School District, GO
              Refunding, Series 1991,
              6.250% 05/01/04...........................  Aa2       AA        1,545
  1,000     Gainesville & Hall County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (Northeast Georgia Health
              System Incorporated Project) Series 2001,
              5.000% 05/15/15...........................  A3        A-        1,023
  1,500     Georgia State, GO Refunding, Series 1992A,
              6.250% 03/01/06...........................  Aaa       AAA       1,674
  2,750     Georgia State, GO, Series 1993C,
              6.500% 07/01/05...........................  Aaa       AAA       3,006
  3,000     Georgia State, GO, Series 1999D,
              5.800% 11/01/13...........................  Aaa       AAA       3,489
    730     Georgia State, Housing and Finance
              Authority, Revenue, (Home Ownership
              Program) Series 1992B, AMT,
              6.600% 06/01/25...........................  Aa1       AA+         746
    560     Georgia State, Housing and Finance
              Authority, Single-Family Mortgage Revenue,
              Series 1998B-3,
              4.400% 06/01/17...........................  Aa2       AAA         575
    960     Georgia State, Housing and Finance
              Authority, Single-Family Mortgage Revenue,
              Series 1999B-2, AMT,
              6.100% 06/01/31...........................  Aa2       AAA       1,002
  1,000     Georgia State, Municipal Electric Authority,
              Revenue, Series 1998A,
              5.250% 01/01/13...........................  Aaa       AAA       1,131
  1,000     Georgia State, Tollway Authority, Revenue
              Refunding, (Georgia 400 Project) Series
              1998,
              5.000% 07/01/07...........................  Aaa       AAA       1,116

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,380     Georgia, George L. Smith II World Congress
              Center Authority, Revenue Refunding,
              (Domed Stadium Project) Series 2000, AMT,
              (MBIA Insured),
              6.000% 07/01/05...........................  Aaa       AAA    $  2,566
  1,250     Georgia, Municipal Association Inc.,
              Certificate of Participation, (City Court
              Atlanta Project), Series 2002, (AMBAC
              Insured),
              5.250% 12/01/26...........................  Aaa       AAA       1,301
  1,500     Georgia, Municipal Gas Authority, Gas Tax
              Revenue, (Southern Storage Gas Project)
              Series 1994,
              6.000% 07/01/04...........................  A2        A         1,553
  2,585     Griffin, Georgia, Combined Public Utility
              Improvement Revenue Refunding, Series
              2002,
              5.125% 01/01/19...........................  Aaa       AAA       2,808
  1,000     Griffin-Spalding County, Georgia, School
              System, GO, Series 1996, (State Aid
              Withholding, FSA Insured),
              5.250% 02/01/10...........................  Aaa       AAA       1,003
  2,000     Gwinnett County, Georgia, GO, Series 2002,
              4.000% 01/01/11...........................  Aaa       AAA       2,116
  1,000     Hall County, Georgia, School District, GO
              Refunding, Series 1992B,
              6.300% 12/01/05...........................  A1        A+        1,108
  2,000     Hall County, Georgia, School District, GO,
              Series 1994, (AMBAC Insured), Prerefunded
              12/01/04 @ 102,
              6.700% 12/01/14...........................  Aaa       AAA       2,171
  1,000     Henry City and County, Georgia, Water and
              Sewer Authority, Improvement Revenue
              Refunding, Series 1993A,
              5.000% 02/01/07...........................  A1        A+        1,030

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,550     Henry County, Georgia, Hospital Authority,
              Revenue, (Henry Medical Center Project)
              Series 1997, (AMBAC Insured), Prerefunded
              07/01/07 @ 102,
              5.250% 07/01/09...........................  Aaa       AAA    $  1,771
  3,000     Henry County, Georgia, Hospital Authority,
              Revenue, (Henry Medical Center Project)
              Series 1997, (AMBAC Insured),
              6.000% 07/01/29...........................  Aaa       AAA       3,334
  2,000     Houston County, Georgia, School District,
              GO, Series 2002, (State Aid Withholding),
              4.000% 09/01/06...........................  Aa2       AA        2,143
    500     Lawrenceville, Georgia, Housing Authority,
              Multi-Family Housing Revenue, (Knollwood
              Park, LP Project) Series 1997, AMT, (FNMA
              COLL), Mandatory Put 06/01/15 @ 100,
              6.250% 12/01/29...........................  Aaa       AAA         560
  1,000     Macon, Georgia, Water Authority, Water and
              Sewer Revenue Refunding, Series 1994A,
              4.700% 10/01/04...........................  Aa3       AA-       1,037
  1,000     Macon-Bibb County, Georgia, Industrial
              Authority, Industrial Revenue,
              (Weyerhaeuser Company Project) Series
              1982,
              9.000% 10/01/07...........................  Baa2      BBB       1,272
  2,000     Marietta, Georgia, Housing Authority,
              Multi-Family Revenue Refunding, (Wood
              Glen-RMKT Housing Project) Series 1994,
              Mandatory Put
              07/01/04 @ 100,
              4.750% 07/01/24...........................  Baa2      BBB       2,035
  1,000     Meriwether County, Georgia, School District,
              GO, Series 1996, (State Aid Withholding,
              FSA Insured),
              5.500% 02/01/16...........................  Aaa       AAA       1,107

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue Refunding,
              Series 1992, (MBIA Insured),
              6.250% 07/01/18...........................  Aaa       AAA    $  2,428
    540     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue, Series 1983D,
              7.000% 07/01/11...........................  Aaa       AAA         681
  2,500     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/13...........................  Aaa       AAA       2,749
  3,000     Metropolitan Atlanta Rapid Transit
              Authority, Georgia, Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15...........................  Aaa       AAA       3,269
  5,000     Monroe County, Georgia, Development
              Authority, PCR, (Georgia Power Company
              Plant Scherer Project) Series 2001, (AMBAC
              Insured), Mandatory Put 12/01/08 @ 100,
              4.200% 01/01/12...........................  Aaa       AAA       5,438
  1,000     Monroe County, Georgia, Development
              Authority, PCR, (Oglethorpe Power
              Corporation Project) Series 1992A,
              6.800% 01/01/12...........................  A3        A         1,199
  1,100     Paulding County, Georgia, School District,
              GO, Series 1992A,
              6.400% 02/01/04...........................  A2        A         1,120
    500     Peach County, Georgia, School District, GO,
              Series 1994, (State Aid Withholding, MBIA
              Insured),
              6.500% 02/01/08...........................  Aaa       AAA         589
  1,000     Richmond County, Georgia, Board of
              Education, GO Refunding, Series 1993,
              (FGIC Insured),
              4.700% 11/01/06...........................  Aaa       AAA       1,023

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $3,000     Richmond County, Georgia, Development
              Authority, Environmental Improvement
              Revenue, (International Paper Company
              Project) Series 2001A,
              5.150% 03/01/15...........................  Baa2      BBB    $  3,044
  3,000     Roswell, Georgia, GO, Series 1995,
              Prerefunded 02/01/05 @ 102,
              5.600% 02/01/10...........................  Aaa       AAA       3,239
  2,000     Roswell, Georgia, GO, Series 2000,
              5.500% 02/01/12...........................  Aaa       AAA       2,256
  1,225     Savannah, Georgia, Hospital Authority,
              Revenue, (St. Joseph's - Candler Health
              Systems Project) Series 1998A, (FSA
              Insured),
              5.250% 07/01/11...........................  Aaa       AAA       1,337
  1,310     Savannah, Georgia, Hospital Authority,
              Revenue, (St. Joseph's - Candler Health
              Systems Project) Series 1998A, (FSA
              Insured),
              5.250% 07/01/12...........................  Aaa       AAA       1,430
  1,000     Savannah, Georgia, Hospital Authority,
              Revenue, (St. Joseph's - Candler Health
              Systems Project) Series 1998B, (FSA
              Insured),
              5.250% 07/01/10...........................  Aaa       AAA       1,105
  1,000     Smyrna, Georgia, Downtown Development
              Authority, Revenue Refunding, Series 2002,
              (AMBAC Insured),
              5.250% 02/01/16...........................  Aaa       AAA       1,132
  2,225     Tift County, Georgia, Hospital Authority,
              Revenue, Series 2002,
              5.250% 12/01/18...........................  Aaa       AAA       2,407
                                                                           --------
                                                                            154,109
                                                                           --------
            ALABAMA -- 1.5%
  2,320     Birmingham, Alabama, GO Refunding, Series
              2003A, (AMBAC Insured),
              5.250% 06/01/18...........................  Aaa       AAA       2,573
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            ALASKA -- 0.8%
 $1,315     Alaska, Municipal Bond Bank Authority,
              Revenue, Series 2003, (MBIA Insured),
              5.250% 12/01/17...........................  Aaa       AAA    $  1,459
                                                                           --------
            LOUISIANA -- 1.2%
  2,000     Calcasieu Parish, Louisiana, Industrial
              Development Board, PCR Refunding,
              (Occidental Petroleum Project) Series
              2001,
              4.800% 12/01/06...........................  Baa1      BBB+      2,143
                                                                           --------
            MICHIGAN -- 2.4%
  3,650     Detroit, Michigan, GO Refunding, Series
              2001B, (MBIA Insured),
              5.375% 04/01/14...........................  Aaa       AAA       4,076
                                                                           --------
            SOUTH CAROLINA -- 0.8%
  1,500     South Carolina, Tobacco Settlement
              Management Revenue, Series 2001B,
              6.375% 05/15/28...........................  Baa2      BBB       1,304
                                                                           --------
            TEXAS -- 1.2%
  2,000     Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-      2,112
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $157,339)...........................................    167,776
                                                                           --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 1.3%
           (Cost $2,172)
 2,172   Nations Tax-Exempt Reserves, Capital Class Shares#..........      2,172
                                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Georgia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                          VALUE
                                                                          (000)
---------------------------------------------------------------------------------
         TOTAL INVESTMENTS
           (Cost $159,511*)................................      98.9%  $169,948
                                                                        --------
         OTHER ASSETS AND
           LIABILITIES (NET)...............................       1.1%
         Cash........................................................   $      1
         Receivable for Fund shares sold.............................        210
         Dividends receivable........................................          1
         Interest receivable.........................................      2,440
         Payable for Fund shares redeemed............................        (19)
         Investment advisory fee payable.............................        (23)
         Administration fee payable..................................        (30)
         Shareholder servicing and distribution fees payable.........        (15)
         Distributions payable.......................................       (503)
         Accrued Trustees' fees and expenses.........................        (83)
         Accrued expenses and other liabilities......................        (66)
                                                                        --------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET).........................................      1,913
                                                                        --------
         NET ASSETS........................................     100.0%  $171,861
                                                                        ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income.........................   $    223
         Accumulated net realized loss on investments sold...........     (2,639)
         Net unrealized appreciation of investments..................     10,437
         Paid-in capital.............................................    163,840
                                                                        --------
         NET ASSETS..................................................   $171,861
                                                                        ========

                                                                          VALUE
---------------------------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption price per share
           ($137,617,257 / 12,566,010 shares outstanding)............     $10.95
                                                                        ========
         INVESTOR A SHARES:
         Net asset value and redemption price per share
           ($20,261,666 / 1,850,268 shares outstanding)..............     $10.95
                                                                        ========

         Maximum sales charge........................................      3.25%
         Maximum offering price per share............................     $11.32

         INVESTOR B SHARES:
         Net asset value and offering price per share**
           ($8,647,826 / 789,402 shares outstanding).................     $10.95
                                                                        ========
         INVESTOR C SHARES:
         Net asset value and offering price per share**
           ($5,334,430 / 487,058 shares outstanding).................     $10.95
                                                                        ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             11.70%
MBIA                                              14.26%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Hospital Revenue                                  10.62%
Prerefunded                                       10.81%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.0%
            KANSAS -- 90.8%
 $2,000     Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998C, Mandatory Put 10/01/07 @ 100,
              4.750% 09/01/15...................................  A2        BBB        $ 2,145
  1,380     Butler & Sedgwick Counties, Andover, Kansas, Unified
              School District Number 385, GO, Series 2000, (FSA
              Insured),
              6.000% 09/01/13...................................  Aaa       AAA          1,658
  1,600     Dodge, Kansas, Unified School District Number 443,
              GO Refunding, Series 2002, (FGIC Insured),
              5.000% 03/01/13...................................  Aaa       AAA          1,785
  1,045     Douglas County, Kansas, GO, Series 1999,
              4.550% 08/01/05...................................  Aa3       AA-          1,109
  1,705     Johnson County, Kansas, Unified School District
              Number 229, GO Refunding, Series 1993A, (FGIC
              Insured), Prerefunded 10/01/03 @ 100,
              5.400% 10/01/04...................................  Aaa       AAA          1,705
  1,130     Johnson County, Kansas, Unified School District
              Number 231, GO Refunding, Series 1998A, (FGIC
              Insured),
              4.600% 10/01/09...................................  Aaa       AAA          1,235
    750     Johnson County, Kansas, Unified School District
              Number 233, GO Refunding, Series 1994, (AMBAC
              Insured), Prerefunded 09/01/04 @ 100,
              5.625% 09/01/07...................................  Aaa       AAA            782
  2,760     Johnson County, Kansas, Unified School District
              Number 233, GO, Series 1999A, (FGIC Insured),
              5.375% 09/01/14...................................  Aaa       AAA          3,062
  1,250     Johnson County, Kansas, Unified School District
              Number 512, Shawnee Mission, GO Refunding, Series
              1996B,
              4.850% 10/01/08...................................  Aa1       AA           1,367

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $1,510     Johnson County, Kansas, Unified School District
              Number 512, Shawnee Mission, GO, Series 1995,
              5.200% 10/01/07...................................  Aa1       AA         $ 1,625
    500     Johnson County, Kansas, Water District Number 001,
              Water Revenue Refunding, Series 1993,
              4.750% 06/01/04...................................  Aa1       AAA            503
    720     Johnson County, Kansas, Water District Number 001,
              Water Revenue Refunding, Series 1993,
              4.750% 12/01/04...................................  Aa1       AAA            724
    750     Johnson County, Kansas, Water District Number 001,
              Water Revenue Refunding, Series 1993,
              4.800% 06/01/05...................................  Aa1       AAA            754
  1,000     Johnson County, Kansas, Water District Number 001,
              Water Revenue, Series 2001,
              5.000% 12/01/12...................................  Aa1       AAA          1,110
    595     Junction City, Kansas, Water and Sewer Revenue,
              Series 1996A, (MBIA Insured), Prerefunded 09/01/05
              @ 101,
              4.900% 09/01/07...................................  Aaa       AAA            643
  2,230     Kansas City, Kansas, Utilities System Revenue,
              Series 1994, (FGIC Insured), Prerefunded 09/01/04
              @ 102,
              6.375% 09/01/23...................................  Aaa       AAA          2,383
  1,000     Kansas State, Department of Transportation Highway
              Revenue Refunding, Series 1998, (AMBAC-TCRS-BNY
              Insured),
              5.500% 09/01/10...................................  Aaa       AAA          1,157
  1,055     Kansas State, Department of Transportation Highway
              Revenue, Series 1994,
              4.800% 09/01/08...................................  Aa2       AAA          1,179
    735     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              4.800% 11/15/04...................................  Aaa       AAA            766

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  670     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              4.900% 11/15/05...................................  Aaa       AAA        $   722
    510     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Hays Medical Center
              Inc. Project) Series 1997B, (MBIA Insured),
              5.000% 11/15/06...................................  Aaa       AAA            564
    620     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996N, (MBIA Insured),
              4.700% 11/15/05...................................  Aaa       AAA            666
    675     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996N, (MBIA Insured),
              4.750% 11/15/06...................................  Aaa       AAA            742
    605     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996P, (MBIA Insured),
              4.700% 11/15/05...................................  Aaa       AAA            647
    630     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (St. Lukes/Shawnee
              Mission Project) Series 1996P, (MBIA Insured),
              4.750% 11/15/06...................................  Aaa       AAA            688
    740     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996F, (MBIA
              Insured),
              5.600% 11/15/07...................................  Aaa       AAA            818

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  500     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996F, (MBIA
              Insured),
              5.750% 11/15/09...................................  Aaa       AAA        $   543
    890     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996G, (MBIA
              Insured), Prerefunded 11/15/06 @ 100,
              5.700% 11/15/08...................................  Aaa       AAA          1,004
    730     Kansas State, Development Financing Authority,
              Health Facilities Revenue, (Stormont-Vail
              Healthcare Inc. Project) Series 1996G, (MBIA
              Insured), Prerefunded 11/15/06 @ 100,
              5.750% 11/15/09...................................  Aaa       AAA            824
  2,000     Kansas State, Development Financing Authority,
              Revenue, (Board of Regents Rehabilitation Project)
              Series 1997G-2,
              5.000% 10/01/10...................................  Aaa       AAA          2,219
  2,000     Kansas State, Development Financing Authority,
              Revenue, (Board of Regents Scientific Research)
              Series 2003, (AMBAC Insured),
              5.000% 10/01/19...................................  Aaa       AAA          2,155
  1,020     Kansas State, Development Financing Authority,
              Revenue, (Kansas State Projects) Series 2001,
              (AMBAC Insured),
              5.500% 03/01/16...................................  Aaa       AAA          1,144
  2,000     Kansas State, Development Financing Authority,
              Revenue, (Regents-Wichita University Project)
              Series 2000B, (AMBAC Insured),
              5.900% 04/01/15...................................  Aaa       AAA          2,300
    955     Kansas State, Development Financing Authority,
              Revenue, (Sisters of Charity Leavenworth Project)
              Series 1998,
              5.000% 12/01/14...................................  Aaa       AAA          1,015

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $1,000     Kansas State, Development Financing Authority,
              Revenue, (Water Pollution Control Project) Series
              1993-II,
              5.400% 11/01/03...................................  Aa1       AA+        $ 1,004
  1,000     Kansas State, Development Financing Authority,
              Revenue, Series 2002,
              5.500% 11/01/13...................................  Aa1       AA+          1,147
  1,000     Kansas State, Development Financing Authority,
              Revenue, Series 2002,
              5.500% 11/01/15...................................  Aa1       AA+          1,139
  2,605     Kansas State, Turnpike Authority, Revenue, Series
              2002, (FSA Insured),
              5.250% 09/01/15...................................  Aaa       AAA          2,972
  1,230     Kansas State, Turnpike Authority, Revenue, Series
              2002, (FSA Insured),
              5.250% 09/01/16...................................  Aaa       AAA          1,403
  1,150     Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.250% 09/01/11...................................  Aaa       AAA          1,275
  1,265     Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.350% 09/01/12...................................  Aaa       AAA          1,405
  1,525     Kansas, University Hospital Authority, Revenue,
              (Kansas University Health System Project) Series
              1999A, (AMBAC Insured),
              5.400% 09/01/13...................................  Aaa       AAA          1,696
  1,000     Lenexa, Kansas GO Refunding, Series 2003A,
              5.000% 09/01/11...................................  Aa2       AA           1,126
  1,000     Lenexa, Kansas, Public Improvement, Revenue
              Refunding, Series 2003A,
              5.000% 09/01/12...................................  Aa2       AA           1,119
  1,005     Manhattan, Kansas, Hospital Revenue, (Mercy Health
              Care Center) Series 2001, (FSA Insured),
              5.250% 08/15/10...................................  Aaa       AAA          1,129

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $1,065     Montgomery County, Kansas, Unified School District,
              Series 2002, (FGIC Insured),
              6.250% 04/01/12...................................  Aaa       AAA        $ 1,281
    860     Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/08...................................  Aaa       AAA          1,003
    925     Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/09...................................  Aaa       AAA          1,089
    995     Reno County, Kansas, Unified School District Number
              313, GO, Series 1996B, (FSA Insured),
              5.900% 09/01/10...................................  Aaa       AAA          1,173
    500     Salina, Kansas, Hospital Revenue Refunding,
              (Asbury-Salina Regional Medical Center Project)
              Series 1993, (AMBAC Insured),
              5.100% 10/01/06...................................  Aaa       AAA            500
  1,010     Saline County, Kansas, Unified School District
              Number 305 Salina, GO Refunding, Series 1999, (FSA
              Insured), Prerefunded 09/01/08 @ 100,
              5.250% 09/01/13...................................  Aaa       AAA          1,124
  1,000     Sedgwick & Shawnee Counties, Kansas, Single Family
              Revenue, AMT-Mortgage Backed Securities Program,
              (GNMA/FNMA Insured), Series 2003A-1,
              3.250% 06/01/27...................................  Aaa       AAA          1,080
    500     Sedgwick County, Kansas, Unified School District
              Number 262, GO, Series 2003, (FSA Insured),
              5.000% 11/01/09...................................  Aaa       AAA            566
    495     Sedgwick County, Kansas, Unified School District
              Number 264 Clearwater, GO, Series 2003, (FGIC
              Insured),
              5.125% 09/01/09...................................  Aaa       AAA            563

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  550     Sedgwick County, Kansas, Unified School District
              Number 264 Clearwater, GO, Series 2003, (FGIC
              Insured),
              5.125% 09/01/10...................................  Aaa       AAA        $   624
  1,000     Sedgwick County, Kansas, Unified School District
              Number 265 Goddard, GO, Series 1994, (FSA
              Insured), Prerefunded 10/01/04 @ 100,
              5.400% 10/01/05...................................  Aaa       AAA          1,044
  1,250     Sedgwick County, Kansas, Unified School District
              Number 265 Goddard, GO, Series 1994, (FSA
              Insured), Prerefunded 10/01/04 @ 100,
              5.500% 10/01/06...................................  Aaa       AAA          1,306
  1,000     Sedgwick County, Kansas, Unified School District
              Number 267, GO, Series 1999, (AMBAC Insured),
              5.250% 11/01/11...................................  Aaa       AAA          1,142
    625     Shawnee County, Kansas, GO Refunding & Improvement,
              Series 1998A,
              5.000% 09/01/08...................................  A1        A+             704
  1,320     Shawnee County, Kansas, GO Refunding & Improvement,
              Series 1998A,
              5.125% 09/01/10...................................  A1        A+           1,495
  1,660     Shawnee County, Kansas, GO Refunding & Improvement,
              Series 2002, (FSA Insured),
              5.250% 09/01/17...................................  Aaa       AAA          1,833
    500     Shawnee County, Kansas, Health Care Facilities
              Revenue Refunding, (Menninger Foundation Project)
              Series 1995, (FSA Insured), Prerefunded 08/15/05 @
              100,
              5.000% 08/15/07...................................  Aaa       AAA            536
    500     Shawnee County, Kansas, Health Care Facilities
              Revenue Refunding, (Menninger Foundation Project)
              Series 1995, (FSA Insured), Prerefunded 08/15/05 @
              100,
              5.100% 08/15/09...................................  Aaa       AAA            536

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $  895     Shawnee County, Kansas, Unified School District
              Number 345 Seaman, GO, Series 1994, (MBIA
              Insured), Prerefunded 09/01/04 @ 100,
              5.400% 09/01/06...................................  Aaa       AAA        $   931
    950     Shawnee County, Kansas, Unified School District
              Number 345 Seaman, GO, Series 1994, (MBIA
              Insured), Prerefunded 09/01/04 @ 100,
              5.500% 09/01/07...................................  Aaa       AAA            989
  1,000     Shawnee County, Kansas, Unified School District
              Number 501 Topeka, GO, Series 2002,
              5.000% 02/01/14...................................  Aa3       AA-          1,095
  1,260     Wichita, Kansas, GO, Series 2003-772, (FGIC
              Insured),
              4.250% 09/01/16...................................  Aaa       AAA          1,293
  1,000     Wichita, Kansas, Water and Sewer Utility Revenue,
              Series 2003, (FGIC Insured),
              5.000% 10/01/09...................................  Aaa       AAA          1,131
  1,890     Wyandotte County, Kansas, School District Number
              500, GO, Series 2002, (FSA Insured),
              5.000% 09/01/20...................................  Aaa       AAA          1,991
                                                                                       -------
                                                                                        82,187
                                                                                       -------
            ALASKA -- 1.9%
  2,000     North Slope Borough, Alaska, Capital Appreciation
              GO, Series 2000B, (MBIA Insured),
              3.070%& 06/30/09..................................  Aaa       AAA          1,679
                                                                                       -------
            MINNESOTA -- 1.2%
  1,000     Minneapolis and St. Paul Minnesota, Metropolitan
              Airport Commission, GO Refunding, Series 1998-13,
              5.000% 01/01/10...................................  Aaa       AAA          1,094
                                                                                       -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            OHIO -- 1.0%
 $1,000     Dayton, Ohio, Special Facilities Revenue, (Air
              Freight Corporation Project) Series 1988D, AMT,
              6.200% 10/01/09...................................  Ba1       BB+        $   916
                                                                                       -------
            SOUTH CAROLINA -- 2.8%
  2,000     Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB-         2,531
                                                                                       -------
            WASHINGTON -- 1.3%
  1,000     Energy Northwest Washington, Electric Revenue
              Refunding, Series 2002A, (MBIA Insured),
              5.750% 07/01/18...................................  Aaa       AAA          1,130
                                                                                       -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $84,720)........................................................    89,537
                                                                                       -------

 SHARES                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.1%
              (Cost $69)
       69   Nations Tax-Exempt Reserves, Capital Class Shares#............   $    69
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $84,789*)...................................      99.1%   89,606
                                                                             -------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.9%
            Cash..........................................................   $     1
            Receivable for Fund shares sold...............................        20
            Interest receivable...........................................     1,145
            Payable for Fund shares redeemed..............................       (20)
            Investment advisory fee payable...............................       (16)
            Administration fee payable....................................       (16)
            Shareholder servicing and distribution fees payable...........        (2)
            Distributions payable.........................................      (248)
            Accrued Trustees' fees and expenses...........................       (25)
            Accrued expenses and other liabilities........................       (58)
                                                                             -------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       781
                                                                             -------
            NET ASSETS..........................................     100.0%  $90,387
                                                                             =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $   105
            Accumulated net realized gain on investments sold.............       631
            Net unrealized appreciation of investments....................     4,817
            Paid-in capital...............................................    84,834
                                                                             -------
            NET ASSETS....................................................   $90,387
                                                                             =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Kansas Municipal Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
-------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($84,499,959 / 8,083,684 shares outstanding)................    $10.45
                                                                             =======
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($5,211,988 / 498,674 shares outstanding)...................    $10.45
                                                                             =======

            Maximum sales charge..........................................     3.25%
            Maximum offering price per share..............................    $10.80

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($296,772 / 28,424 shares outstanding)......................    $10.44
                                                                             =======
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($378,527 / 36,300 shares outstanding)......................    $10.43
                                                                             =======

---------------

 * Federal income tax information (see Note 7).

 **The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 & Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Kansas Municipal Income Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             12.45%
FGIC                                              17.93%
FSA                                               21.42%
MBIA                                              14.78%

Nations Kansas Municipal Income Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Hospital Revenue                                  12.47%
Prerefunded                                       21.30%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.3%
            MARYLAND -- 81.9%
 $  500     Anne Arundel County, Maryland, Consolidated General
              Improvement GO Refunding, Series 1995,
              5.300% 04/01/10...................................  Aa1       AA+        $    536
  2,855     Anne Arundel County, Maryland, GO, Series 1995,
              5.200% 04/01/08...................................  Aa1       AA+           3,051
  2,075     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1991C, (FGIC Insured),
              6.375% 10/15/07...................................  Aaa       AAA           2,432
  1,000     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1993A, (AMBAC Insured), Prerefunded
              10/15/03 @ 100,
              5.300% 10/15/06...................................  Aaa       AAA           1,002
  1,740     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1997A, (FGIC Insured), Prefunded
              10/15/07 @ 102,
              5.300% 10/15/16...................................  Aaa       AAA           2,008
  1,000     Baltimore, Maryland, Consolidated Public Improvement
              GO, Series 1998B, (FGIC Insured),
              6.500% 10/15/08...................................  Aaa       AAA           1,146
  1,000     Baltimore, Maryland, Convention Center Revenue
              Refunding, Series 1998, (MBIA Insured),
              5.000% 09/01/06...................................  Aaa       AAA           1,101
  1,725     Baltimore, Maryland, Exchanged Revenue, Series
              1996A, (FGIC Insured),
              5.900% 07/01/10...................................  Aaa       AAA           2,036
  1,000     Baltimore, Maryland, GO, Series 1989B, (MBIA
              Insured),
              7.000% 10/15/04...................................  Aaa       AAA           1,061
  1,000     Baltimore, Maryland, GO, Series 1989B, (MBIA
              Insured),
              7.050% 10/15/07...................................  Aaa       AAA           1,198

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,750     Baltimore, Maryland, Port Facilities Revenue, (E.I.
              duPont de Nemours and Company Project) Series
              1985,
              6.500% 12/01/10...................................  Aa3       AA-        $  1,793
  1,000     Baltimore, Maryland, Revenue Refunding, (Wastewater
              Projects) Series 1993A, (MBIA Insured),
              5.100% 07/01/04...................................  Aaa       AAA           1,031
    800     Calvert County, Maryland, PCR Refunding, (Baltimore
              Gas and Electric Company Project) Series 1993,
              5.550% 07/15/14...................................  A2        BBB+            825
    250     Cumberland, Maryland, GO Refunding, Series 1994A,
              (FGIC Insured),
              5.250% 05/01/21...................................  Aaa       AAA             260
  1,000     Harford County, Maryland, GO, Series 1997,
              5.500% 12/01/07...................................  Aa1       AA            1,147
  2,595     Howard County, Maryland, Consolidated Public
              Improvement GO, Refunding, Series 2002A,
              5.250% 08/15/15...................................  Aaa       AAA           2,908
     20     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 1993A, Prerefunded 08/15/05
              @ 100,
              5.250% 08/15/06...................................  Aaa       AAA              22
  1,900     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A,
              5.250% 02/15/17...................................  Aaa       AAA           2,096
  1,220     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A, Prerefunded 02/15/08
              @ 101,
              5.250% 02/15/16...................................  Aaa       AAA           1,395
    210     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2000A, Prerefunded 02/15/08
              @ 101,
              5.250% 02/15/18...................................  Aaa       AAA             240

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $3,900     Howard County, Maryland, Consolidated Public
              Improvement GO, Series 2002A,
              5.000% 08/15/09...................................  Aaa       AAA        $  4,431
    280     Howard County, Maryland, Consolidated Public
              Improvement GO, Unrefunded Balance, Series 2000A,
              5.250% 02/15/16...................................  Aaa       AAA             310
  1,790     Howard County, Maryland, Consolidated Public
              Improvement GO, Unrefunded Balance, Series 2000A,
              5.250% 02/15/18...................................  Aaa       AAA           1,967
  1,530     Laurel, Maryland, Public Improvement GO Refunding,
              1996A, (FGIC Insured),
              5.000% 10/01/11...................................  Aaa       AAA           1,694
  1,125     Maryland State, Certificates of Participation
              Revenue, (Aviation Administration Facilities
              Project) Series 1999, AMT,
              4.750% 05/01/07...................................  Aa3       AA+           1,229
    500     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Residential
              Project)
              Series 1998B, AMT,
              4.950% 09/01/11...................................  Aa2       AA              524
    705     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Residential
              Project)
              Series 2000A,
              5.500% 09/01/12...................................  Aa2       AA              746

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Single-Family
              Program) Series 1997-1, (FHA COLL),
              4.950% 04/01/07...................................  Aa2       AA         $  1,082
  4,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Single-Family
              Program) Series 1998-3, AMT,
              4.500% 04/01/08...................................  Aa2       AA            4,271
  1,685     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, (Single-Family
              Program) Series 1998-3, AMT,
              4.700% 04/01/10...................................  Aa2       AA            1,780
  2,410     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, Series 1999D, AMT,
              5.375% 09/01/24...................................  Aa2       AA            2,470
  3,000     Maryland State, Community Development
              Administration, Department of Housing and
              Community Development, Revenue, Series 1999H, AMT,
              6.000% 09/01/17...................................  Aa2       AA            3,180
  1,265     Maryland State, Department of Transportation,
              Revenue, Series 2002,
              5.500% 02/01/11...................................  Aa2       AA            1,458
  5,000     Maryland State, Department of Transportation,
              Revenue, Series 2002,
              5.500% 02/01/14...................................  Aa2       AA            5,790

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  495     Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Collegiate Housing
              Project) Series 1999A,
              5.300% 06/01/08...................................  Baa2      BBB        $    500
    575     Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Collegiate Housing
              Project) Series 1999A,
              5.600% 06/01/11...................................  Baa2      BBB             584
  1,850     Maryland State, Economic Development Corporation,
              Student Housing Revenue, (Salisbury Collegiate
              Housing Project) Series 1999A,
              6.000% 06/01/30...................................  Baa3      BBB-          1,913
    770     Maryland State, Economic Development Corporation,
              Student Housing Revenue, Series 1999A,
              5.600% 06/01/10...................................  Baa3      BBB-            792
  1,000     Maryland State, Economic Development Corporation,
              Student Housing Revenue, Series 1999A,
              5.700% 06/01/12...................................  Baa3      BBB-          1,009
    815     Maryland State, Economic Development Corporation,
              Student Housing Revenue, Series 1999A,
              6.000% 06/01/19...................................  Baa3      BBB-            853
  1,000     Maryland State, GO, Series 1998,
              5.000% 07/15/11...................................  Aaa       AAA           1,105
  2,700     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding, (Johns
              Hopkins Hospital Project) Series 1993,
              5.250% 07/01/04...................................  A1        AA-           2,763
  1,500     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding, (Johns
              Hopkins Hospital Project) Series 1993,
              5.400% 07/01/06...................................  A1        AA-           1,535

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  300     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding, (Johns
              Hopkins Hospital Project) Series 1993,
              5.600% 07/01/09...................................  A1        AA-        $    307
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue Refunding,
              (University of Maryland Medical Systems Project)
              Series 1993, (FGIC Insured),
              5.200% 07/01/04...................................  Aaa       AAA           1,023
    510     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (College of Notre
              Dame Project) Series 1998, (MBIA Insured),
              4.600% 10/01/14...................................  Aaa       AAA             554
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Howard County
              General Hospital Project) Series 1993,
              5.500% 07/01/13...................................  Aaa       AAA           1,023
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Howard County
              General Hospital Project) Series 1993,
              5.500% 07/01/21...................................  Aaa       AAA           1,023
  2,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (John Hopkins
              Hospital Redevelopment Project) Series 1979,
              5.750% 07/01/09...................................  Aaa       AAA           2,347
  1,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Johns Hopkins
              Medical Project) Series 1998,
              5.000% 07/01/29...................................  Aaa       AAA           1,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $5,000     Maryland State, Health and Higher Education
              Facilities Authority, Revenue, (Johns Hopkins
              University Project) Series 1999, Prerefunded
              07/01/09 @ 101,
              6.000% 07/01/39...................................  Aa2       AA         $  5,971
  1,100     Maryland State, Industrial Development Financing
              Authority, Revenue Refunding, (American Center for
              Physics Facilities Project) Series 2001, (GTY
              AGMT),
              3.650% 12/15/05...................................  Aa3       AA-           1,159
    500     Maryland State, Stadium Authority, Lease Revenue,
              (Ocean City Convention Center Project) Series
              1995,
              5.375% 12/15/13...................................  Aa2       AA+             549
  1,550     Maryland State, State and Local Facilities Loan GO,
              Series 1996-2,
              5.250% 06/15/11...................................  Aaa       AAA           1,732
  5,500     Maryland State, State and Local Facilities Loan GO,
              Series 2000,
              5.500% 08/01/09...................................  Aaa       AAA           6,398
  2,970     Maryland State, State and Local Facilities Loan GO,
              Series 2000,
              5.750% 08/01/11...................................  Aaa       AAA           3,466
  2,245     Maryland State, State and Local Facilities Loan GO,
              Series 2002,
              5.500% 03/01/13...................................  Aaa       AAA           2,615
  3,000     Maryland State, Transportation Authority,
              (Baltimore/Washington International Airport
              Project) Series 2002A, (AMBAC Insured),
              4.500% 03/01/15...................................  Aaa       AAA           3,179
  5,000     Maryland State, Transportation Authority, Revenue,
              (Baltimore/ Washington International Airport
              Project) Series 2002A, (AMBAC Insured),
              5.000% 03/01/27...................................  Aaa       AAA           5,105

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  760     Maryland State, Transportation Authority, Revenue,
              (Transportation Facilities Project) Series 1978,
              6.800% 07/01/16...................................  Aaa       AAA        $    925
    300     Maryland State, Transportation Authority, Revenue,
              (Transportation Facilities Project) Series 1992,
              5.750% 07/01/15...................................  A1        A+              301
  4,000     Maryland State, Transportation Authority,
              Transportation Revenue, Series 1992,
              5.700% 07/01/05...................................  A1        A+            4,314
  2,800     Maryland State, Transportation Authority,
              Transportation Revenue, Series 1992,
              5.800% 07/01/06...................................  A1        A+            3,126
  2,700     Maryland, Washington Suburban Sanitation District
              Authority, GO Refunding, Series 2001,
              5.000% 06/01/08...................................  Aaa       AAA           3,044
  1,000     Montgomery County, Maryland, Consolidated Public
              Improvement GO Refunding, Series 1992A,
              5.750% 07/01/06...................................  Aaa       AAA           1,118
  1,500     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1992A,
              5.800% 07/01/07...................................  Aaa       AAA           1,719
  3,500     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1993A, Prerefunded 10/01/03
              @ 102,
              4.900% 10/01/07...................................  Aaa       AAA           3,570
  1,000     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1997A,
              5.375% 05/01/08...................................  Aaa       AAA           1,133
  1,000     Montgomery County, Maryland, Consolidated Public
              Improvement GO, Series 1997A, Prerefunded 05/01/07
              @ 102,
              5.375% 05/01/13...................................  Aaa       AAA           1,145

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Montgomery County, Maryland, Economic Development
              Revenue, (Trinity Health Care Group Project)
              Series 2001,
              5.500% 12/01/16...................................  Aa3       AA-        $  1,102
  3,800     Montgomery County, Maryland, GO Refunding, Series
              2001,
              5.250% 10/01/10...................................  Aaa       AAA           4,371
  1,000     Montgomery County, Maryland, GO Refunding, Series
              2001,
              5.250% 10/01/14...................................  Aaa       AAA           1,126
  1,500     Montgomery County, Maryland, Housing Opportunities
              Commission, Multi-Family Mortgage Revenue, Series
              2000A,
              6.100% 07/01/30...................................  Aaa       AAA           1,575
  1,500     Northeast Maryland, Solid Waste Disposal Authority,
              Revenue, (Montgomery County Resource Recreation
              Project) Series 1993A, AMT,
              6.000% 07/01/07...................................  A2        A             1,668
  2,250     Northeast Maryland, Waste Disposal Authority,
              Revenue Refunding, Series 2003, (AMBAC Insured),
              5.500% 04/01/10...................................  Aaa       AAA           2,537
  2,000     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 1999,
              5.000% 10/01/12...................................  Aaa       AAA           2,202
  3,300     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 1999, (FSA Insured),
              5.125% 10/01/16...................................  Aaa       AAA           3,628
  1,000     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2000,
              5.125% 10/01/08...................................  Aa3       AA            1,138
  1,000     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2000,
              5.125% 10/01/10...................................  Aa3       AA            1,139

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,825     Prince Georges County, Maryland, Consolidated Public
              Improvement GO, Series 2001, (FGIC Insured),
              5.250% 12/01/11...................................  Aaa       AAA        $  5,526
  3,970     Prince Georges County, Maryland, Construction Public
              Improvements GO, Series 1995, (MBIA Insured),
              Prerefunded 01/01/05 @ 102,
              5.500% 01/01/10...................................  Aaa       AAA           4,267
  4,650     Prince Georges County, Maryland, GO, Construction
              Public Improvements, Series 2001, (FGIC Insured),
              5.250% 12/01/12...................................  Aaa       AAA           5,292
    165     Prince Georges County, Maryland, Housing Authority,
              Single-Family Mortgage Revenue, Series 2000A, AMT,
              6.150% 08/01/19...................................  Aaa       AAA             173
  1,500     Prince Georges County, Maryland, PCR Refunding,
              (Potomac Electric Power Project) Series 1995,
              5.750% 03/15/10...................................  A1        A-            1,746
  2,000     Prince Georges County, Maryland, Solid Waste
              Management Systems Authority, Revenue Refunding,
              Series 1993, (FSA Insured),
              5.100% 06/15/05...................................  Aaa       AAA           2,047
  1,200     Queen Annes County, Maryland, School and Public
              Facilities GO, Series 2000,
              5.250% 01/15/14...................................  Aaa       AAA           1,334
  2,620     St. Mary's County, Maryland, GO Refunding, Series
              2003,
              2.750% 11/01/06...................................  Aa3       AA-           2,721
  2,565     St. Mary's County, Maryland, GO Refunding, Series
              2003,
              3.000% 11/01/07...................................  Aa3       AA-           2,678
  1,000     St. Mary's County, Maryland, GO, Series 1995, (MBIA
              Insured), Prerefunded 03/01/05 @ 102,
              5.700% 03/01/08...................................  Aaa       AAA           1,085

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,000     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue Refunding, Series 1993C,
              Prerefunded 10/01/03 @ 101,
              4.900% 10/01/08...................................  Aa3       AA+        $  2,020
  3,520     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 1996A, Prerefunded
              04/01/06 @ 101,
              5.600% 04/01/13...................................  Aa3       AA+           3,922
  3,115     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 1996A, Prerefunded
              04/01/06 @ 101,
              5.600% 04/01/14...................................  Aa3       AA+           3,471
  1,000     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 1997A,
              5.125% 04/01/13...................................  Aa3       AA+           1,104
  1,975     University of Maryland, Systems Auxiliary Facilities
              and Tuition Revenue, Series 2000A,
              5.000% 10/01/08...................................  Aa3       AA+           2,233
  1,000     Washington County, Maryland, Consolidated Public
              Improvement GO Refunding, Series 1993, (FGIC
              Insured),
              5.250% 01/01/06...................................  Aaa       AAA           1,023
  1,000     Washington County, Maryland, Sanitation District, GO
              Refunding, Series 1993F, (FGIC Insured),
              5.250% 01/01/06...................................  Aaa       AAA           1,023
  1,000     Washington Suburban Sanitation District Authority,
              Maryland, General Construction GO, Series 2000,
              5.250% 06/01/22...................................  Aaa       AAA           1,076
  3,440     Washington Suburban Sanitation District Authority,
              Maryland, Water Supply GO Refunding, Series 1993,
              5.100% 12/01/07...................................  Aaa       AAA           3,532

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,050     Washington Suburban Sanitation District Authority,
              Maryland, Water Supply GO, Series 2001,
              4.125% 06/01/05...................................  Aaa       AAA        $  2,156
  1,290     Wicomico County, Maryland, Public Improvement GO,
              Series 1997, (MBIA Insured),
              4.800% 12/01/10...................................  Aaa       AAA           1,428
  1,355     Wicomico County, Maryland, Public Improvement GO,
              Series 1997, (MBIA Insured),
              4.900% 12/01/11...................................  Aaa       AAA           1,491
  1,425     Wicomico County, Maryland, Public Improvement GO,
              Series 1997, (MBIA Insured),
              5.000% 12/01/12...................................  Aaa       AAA           1,570
                                                                                       --------
                                                                                        200,535
                                                                                       --------
            ALABAMA -- 1.2%
  3,000     Courtland, Alabama, Industrial Development Board,
              Solid Waste Disposal Revenue, (Champion
              International Corporation Project) Series 1992,
              AMT,
              7.000% 06/01/22...................................  Baa2      BBB           3,030
                                                                                       --------
            ALASKA -- 0.5%
  1,145     Alaska, Municipal Bond Bank Authority Revenue,
              Series 2003, (MBIA
              Insured, State Aid Withholding),
              5.250% 12/01/15...................................  Aaa       AAA           1,288
                                                                                       --------
            DISTRICT OF COLUMBIA -- 0.2%
    350     Washington, District of Columbia, Metropolitan Area
              Transportation Authority, Revenue Refunding,
              Series 1993, (FGIC Insured),
              6.000% 07/01/10...................................  Aaa       AAA             414
                                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 112

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            FLORIDA -- 1.3%
 $2,915     Orange County, Florida, Solid Waste Facilities
              Revenue Refunding, Series 2003, (MBIA Insured),
              5.000% 10/01/15...................................  Aaa       AAA        $  3,163
                                                                                       --------
            GUAM -- 0.2%
    600     Guam, Government GO, Series 1993A,
              5.200% 11/15/08...................................  B2        B               591
                                                                                       --------
            ILLINOIS -- 0.7%
  1,990     Will County, Illinois, Student Housing Revenue,
              (Joliet Junior College Project) Series 2002A,
              6.625% 09/01/23...................................  NR        NR            1,794
                                                                                       --------
            KANSAS -- 0.4%
  1,000     Burlington, Kansas, Environmental Improvement
              Revenue Refunding, (Power and Light Project)
              Series 1998K, Mandatory Put 10/01/07 @ 100,
              4.750% 09/01/15...................................  A2        BBB           1,073
                                                                                       --------
            MICHIGAN -- 0.9%
  2,000     Southfield, Michigan, Library Building Authority,
              GO, Series 2000, (MBIA Insured),
              5.500% 05/01/24...................................  Aaa       AAA           2,141
                                                                                       --------
            MINNESOTA -- 0.8%
  1,715     Minneapolis and St. Paul Minnesota, Metropolitan
              Airport Commission, GO Refunding, Series 1998-13,
              5.000% 01/01/10...................................  Aaa       AAA           1,876
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MISSISSIPPI -- 2.0%
 $1,000     Mississippi State, Hospital Facilities and Equipment
              Authority, Revenue, (Forrest County General
              Hospital Project) Series 2000, (FSA Insured),
              5.625% 01/01/20...................................  Aaa       AAA        $  1,087
  3,100     Mississippi State, Hospital Facilities and Equipment
              Authority, Revenue, (Forrest County General
              Hospital Project) Series 2000, (FSA Insured),
              5.500% 01/01/24...................................  Aaa       AAA           3,270
    500     Warren County, Mississippi, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2000A, AMT,
              6.700% 08/01/18...................................  Baa2      BBB             534
                                                                                       --------
                                                                                          4,891
                                                                                       --------
            MISSOURI -- 0.1%
    185     St. Louis County, Missouri, Mortgage Revenue, Series
              1989A, (GNMA Collateral FHA/VA Mortgages),
              7.950% 08/01/09...................................  Aaa       AAA             223
                                                                                       --------
            PUERTO RICO -- 0.1%
    310     Puerto Rico, Housing Bank and Finance Agency,
              Single-Family Mortgage Revenue, (Affordable
              Housing Mortgage-Portfolio I) Series 1995, AMT,
              (GNMA/FNMA/ FHLMC COLL),
              6.100% 10/01/15...................................  Aaa       AAA             322
                                                                                       --------
            TENNESSEE -- 1.5%
  1,355     Maury County, Tennessee, Industrial Development
              Board, Multi-Model PCR Refunding, (General Motors
              Corporation - Saturn Corporation Project) Series
              1994,
              6.500% 09/01/24...................................  A3        BBB           1,402

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $2,000     Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2001,
              5.000% 09/01/09...................................  Baa2      BBB        $  2,196
                                                                                       --------
                                                                                          3,598
                                                                                       --------
            TEXAS -- 6.5%
  4,250     Austin, Texas, Utilities System Revenue, Refunding,
              Series 1997, (FSA Insured),
              5.125% 11/15/13...................................  Aaa       AAA           4,679
  2,500     Dallas-Fort Worth, Texas, International Airport
              Revenue, Series 2003A, (AMBAC Insured),
              5.500% 11/01/14...................................  Aaa       AAA           2,769
  2,000     Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-          2,112
  2,000     San Antonio, Texas, Electric and Gas, GO Refunding,
              Series 1998A,
              5.250% 02/01/16...................................  Aa1       AA+           2,186
  2,000     Texas State, Water Development Board, Revenue,
              Series 1997,
              5.000% 07/15/12...................................  Aaa       AAA           2,184
  2,395     Travis County, Texas, Housing Financial Authority,
              Multi-Family Housing Revenue, (Lakeview Apartments
              Project) Series 2001A,
              5.500% 07/01/11...................................  B3        B-            2,090
                                                                                       --------
                                                                                         16,020
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $225,796).......................................................    240,959
                                                                                       --------

 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.7%
              (Cost $1,680)
  1,680     Nations Tax-Exempt Reserves, Capital Class Shares#..........   $  1,680
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $227,476*)................................      99.0%   242,639
                                                                           --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       1.0%
            Receivable for Fund shares sold.............................   $    145
            Dividends receivable........................................          1
            Interest receivable.........................................      3,490
            Payable for Fund shares redeemed............................       (150)
            Investment advisory fee payable.............................        (36)
            Administration fee payable..................................        (43)
            Shareholder servicing and distribution fees payable.........        (25)
            Distributions payable.......................................       (657)
            Accrued Trustees' fees and expenses.........................        (86)
            Accrued expenses and other liabilities......................        (71)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................      2,568
                                                                           --------
            NET ASSETS........................................     100.0%  $245,207
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    202
            Accumulated net realized loss on investments sold...........     (1,149)
            Net unrealized appreciation of investments..................     15,163
            Paid-in capital.............................................    230,991
                                                                           --------
            NET ASSETS..................................................   $245,207
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 114

NATIONS FUNDS

Nations Maryland Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                            VALUE
------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($189,174,827 / 16,827,799 shares outstanding)............     $11.24
                                                                           ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($33,408,061 / 2,971,899 shares outstanding)..............     $11.24
                                                                           ========

            Maximum sales charge........................................      3.25%
            Maximum offering price per share............................     $11.62

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($19,764,758 / 1,757,752 shares outstanding)..............     $11.24
                                                                           ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($2,859,373 / 254,350 shares outstanding).................     $11.24
                                                                           ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Prerefunded                                       15.34%
Transportation Revenue                            11.55%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.9%
            NORTH CAROLINA -- 95.4%
 $1,000     Brunswick County, North Carolina,
              Certificates of Participation, Series
              2000,
              5.500% 06/01/20...........................  Aaa       AAA    $  1,099
  2,000     Cabarrus County, North Carolina,
              Certificates of Participation, Installment
              Financing Contract, Series 2001,
              5.500% 04/01/13...........................  Aa3       AA-       2,265
  1,500     Cabarrus County, North Carolina, GO, Series
              1997, (MBIA Insured),
              5.300% 02/01/13...........................  Aaa       AAA       1,680
  1,200     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              4.750% 07/01/05...........................  Aaa       AAA       1,266
  1,275     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              4.850% 07/01/06...........................  Aaa       AAA       1,377
  1,260     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              5.000% 07/01/07...........................  Aaa       AAA       1,383
  1,000     Charlotte, North Carolina, Airport Revenue,
              Series 1999B, AMT, (MBIA Insured),
              6.000% 07/01/24...........................  Aaa       AAA       1,106
  1,295     Charlotte, North Carolina, GO Refunding,
              Series 1995,
              5.000% 06/01/07...........................  Aaa       AAA       1,389
  1,000     Charlotte, North Carolina, GO, Series 2000,
              5.500% 06/01/12...........................  Aaa       AAA       1,140
  1,570     Charlotte, North Carolina, GO, Series 2002C,
              5.000% 07/01/20...........................  Aaa       AAA       1,661
  1,265     Charlotte, North Carolina, GO, Series 2002C,
              5.000% 07/01/22...........................  Aaa       AAA       1,318
  2,000     Charlotte, North Carolina, GO, Series 2003,
              4.250% 07/01/11...........................  Aaa       AAA       2,149
  1,315     Charlotte, North Carolina, Storm Water Fee
              Revenue, Refunding, Series 2002,
              5.250% 06/01/15...........................  Aa2       AA+       1,477

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Charlotte, North Carolina, Water and Sewer
              GO, Series 1994, Prerefunded 02/01/04 @
              102,
              5.800% 02/01/16...........................  Aaa       AAA    $  1,036
  1,670     Charlotte, North Carolina, Water and Sewer
              GO, Series 1996,
              5.500% 05/01/06...........................  Aaa       AAA       1,846
  1,000     Charlotte, North Carolina, Water and Sewer
              GO, Series 1998,
              4.750% 02/01/05...........................  Aaa       AAA       1,049
  1,855     Charlotte, North Carolina, Water and Sewer
              GO, Series 1998,
              4.750% 02/01/12...........................  Aaa       AAA       2,002
  2,545     Charlotte, North Carolina, Water and Sewer
              Systems Revenue, Series 1999, Prerefunded
              06/01/09 @ 101,
              5.375% 06/01/19...........................  Aa1       AAA       2,951
  2,000     Charlotte-Mecklenburg Hospital Authority,
              Revenue, (Carolinas Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17...........................  Aa3       AA        2,097
  3,000     Charlotte-Mecklenburg Hospital Authority,
              Revenue, (Carolinas Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22...........................  Aa3       AA        3,059
  1,490     Concord, North Carolina, Certificate of
              Participation, Series 2001, (MBIA
              Insured),
              5.000% 06/01/17...........................  Aaa       AAA       1,598
    500     Concord, North Carolina, GO Refunding,
              Series 1992,
              6.200% 06/01/05...........................  Aa2       AA-         507
  1,000     Craven County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, PCR Refunding, (Weyerhaeuser
              Company Project)
              Series 1992,
              6.350% 01/01/10...........................  Baa2      BBB       1,022
  2,120     Cumberland County, North Carolina, GO
              Refunding, Series 1998, (FGIC Insured),
              4.750% 02/01/10...........................  Aaa       AAA       2,305

                       SEE NOTES TO FINANCIAL STATEMENTS.
 116

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Cumberland County, North Carolina, GO,
              Series 1998, (FGIC Insured),
              5.000% 03/01/17...........................  Aaa       AAA    $  1,079
  2,000     Durham County, North Carolina, GO Refunding,
              Series 2002,
              5.000% 03/01/07...........................  Aaa       AAA       2,218
  1,000     Durham, North Carolina, Water and Sewer
              Utility System Revenue, Series 2001,
              5.250% 06/01/16...........................  Aa3       AA        1,104
  1,150     Fayetteville, North Carolina, Public Works
              Commission Revenue Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07...........................  Aaa       AAA       1,282
  2,000     Forsyth County, North Carolina, GO
              Refunding, Series 1993A,
              4.750% 03/01/06...........................  Aaa       AAA       2,050
  1,945     Forsyth County, North Carolina, GO, Series
              2003B,
              4.750% 03/01/22...........................  Aaa       AAA       1,991
  1,500     Gaston County, North Carolina, GO, Series
              2002, (AMBAC Insured),
              5.250% 06/01/20...........................  Aaa       AAA       1,636
  1,000     Greensboro, North Carolina, Combined
              Enterprise Systems Revenue, Series 1998A,
              5.000% 06/01/18...........................  Aa3       AA+       1,059
  1,305     Greensboro, North Carolina, Enterprise
              Systems Revenue, Series 1998A,
              5.500% 06/01/08...........................  Aa3       AA+       1,494
  1,000     Greensboro, North Carolina, Public
              Improvement GO, Series 1998,
              4.700% 04/01/10...........................  Aa1       AAA       1,087
  2,000     Greenville, North Carolina, Combined
              Enterprise Systems Revenue, Series 1994,
              Prerefunded 09/01/04 @ 102,
              6.000% 09/01/10...........................  A2        A+        2,124
  1,000     Greenville, North Carolina, Utilities
              Commission Revenue, Series 2000A, (MBIA
              Insured),
              5.500% 09/01/19...........................  Aaa       AAA       1,108

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,025     Guilford County, North Carolina, Public
              Improvement GO, Series 2000B,
              5.000% 10/01/06...........................  Aa1       AAA    $  1,131
  4,000     Haywood County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue
              Refunding, (Champion International
              Corporation Project) Series 1999, AMT,
              6.400% 11/01/24...........................  Baa2      BBB       4,119
  1,275     High Point, North Carolina, Water and Sewer
              GO, Series 2002, (MBIA Insured),
              4.500% 06/01/14...........................  Aaa       AAA       1,368
  1,955     Iredell County, North Carolina, Public
              Facilities Corporate Installment Payment
              Revenue, (School Projects) Series 2000,
              (AMBAC Insured),
              5.500% 06/01/09...........................  Aaa       AAA       2,253
  2,180     Iredell County, North Carolina, Public
              Facilities Corporate Installment Payment
              Revenue, (School Projects) Series 2000,
              (AMBAC Insured), Prerefunded 06/01/10 @
              101,
              5.125% 06/01/18...........................  Aaa       AAA       2,494
  1,305     Johnston County, North Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/12...........................  Aaa       AAA       1,483
  1,925     Johnston County, North Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/15...........................  Aaa       AAA       2,180
  2,700     Johnston County, North Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/16...........................  Aaa       AAA       3,054
  1,235     Lincoln County, North Carolina, Lease
              Revenue, Series 2003, (FSA Insured),
              4.500% 06/01/09...........................  Aaa       AAA       1,358

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,300     Martin County, North Carolina, Industrial
              Facilities and Pollution Control Financing
              Authority, Solid Waste Disposal Revenue,
              (Weyerhaeuser
              Company Project) Series 1993, AMT,
              5.650% 12/01/23...........................  Baa2      BBB    $  1,294
  1,000     Mecklenburg County, North Carolina, GO
              Refunding, Series 1993,
              4.250% 04/01/05...........................  Aaa       AAA       1,048
  1,000     Mecklenburg County, North Carolina, GO
              Refunding, Series 1993,
              6.000% 04/01/11...........................  Aaa       AAA       1,189
  1,500     Mecklenburg County, North Carolina, GO,
              Series 1998C, (First Union National Bank
              SBPA),
              1.020%&& 02/01/17.........................  VMIG1     A+        1,500
  1,800     Mecklenburg County, North Carolina, GO,
              Series 2000D,
              5.000% 04/01/11...........................  Aaa       AAA       2,003
  1,170     Mecklenburg County, North Carolina, GO,
              Series 2001A,
              5.000% 04/01/16...........................  Aaa       AAA       1,282
  3,000     Mecklenburg County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, Revenue
              Refunding, (Fluor Corporation Project)
              Series 1993,
              5.250% 12/01/09...........................  A2        A         3,011
  1,000     Monroe, North Carolina, Combined Enterprise
              Systems Revenue, Series 1994, Prerefunded
              03/01/04 @ 102,
              6.000% 03/01/14...........................  A3        A         1,041
    995     Morganton, North Carolina, GO Refunding,
              Series 2003, (MBIA Insured),
              4.000% 06/01/07...........................  Aaa       AAA       1,072
  1,000     Morganton, North Carolina, Water and Sewer
              GO, Series 1995, (FGIC Insured),
              Prerefunded 06/01/05 @ 102,
              5.600% 06/01/10...........................  Aaa       AAA       1,095

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,195     Morganton, North Carolina, Water and Sewer
              GO, Series 1995, (FGIC Insured),
              Prerefunded 06/01/05 @ 102,
              5.700% 06/01/11...........................  Aaa       AAA    $  1,309
  2,220     New Hanover County, North Carolina, GO,
              Series 1995, Prerefunded 03/01/05 @ 102,
              5.500% 03/01/10...........................  Aa2       AA        2,402
  1,750     New Hanover County, North Carolina, GO,
              Series 2001,
              4.600% 06/01/14...........................  Aa2       AA        1,883
  2,000     New Hanover County, North Carolina, GO,
              Series 2001,
              5.000% 06/01/17...........................  Aa2       AA        2,176
  1,000     New Hanover County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, Solid Waste
              Disposal Revenue, (Occidental Petroleum
              Corporation Project) Series 1994, AMT,
              6.500% 08/01/14...........................  Baa1      BBB+      1,018
  4,725     North Carolina State, GO, Series 1994A,
              Prerefunded 02/01/04 @ 102,
              4.700% 02/01/10...........................  Aa1       AAA       4,879
  3,000     North Carolina State, GO, Series 1997A,
              5.100% 03/01/06...........................  Aa1       AAA       3,270
  5,000     North Carolina State, GO, Series 2001A,
              4.750% 03/01/14...........................  Aa1       AAA       5,430
  1,000     North Carolina, Appalachian State University
              Revenue Refunding, (Utility Systems
              Project) Series 1998, (MBIA Insured),
              5.000% 05/15/12...........................  Aaa       AAA       1,116
  1,000     North Carolina, Appalachian State University
              Revenue Refunding, Series 1998, (MBIA
              Insured),
              5.000% 05/15/18...........................  Aaa       AAA       1,063

                       SEE NOTES TO FINANCIAL STATEMENTS.
 118

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina, Appalachian State University
              Revenue, Series 2003A, (FGIC Insured),
              5.125% 05/01/18...........................  Aaa       AAA    $  1,085
  1,970     North Carolina, Capital Facilities Finance
              Agency, Educational Facilities Revenue,
              (Johnson and Wales University Project)
              Series 2003A, (XLCA Insured),
              5.250% 04/01/23...........................  Aaa       AAA       2,079
  1,040     North Carolina, East Carolina University
              Revenue Refunding, Series 2003A, (AMBAC
              Insured),
              4.000% 05/01/09...........................  Aaa       AAA       1,116
  2,165     North Carolina, Eastern Municipal Power
              Authority, Revenue, Series 1986A,
              5.000% 01/01/17...........................  Aaa       BBB       2,421
  1,910     North Carolina, Housing Finance Agency,
              Multi-Family Housing Revenue Refunding,
              Series 1992B, (FHA COLL),
              6.900% 07/01/24...........................  Aa2       AA        1,934
  1,000     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              2002A-14, AMT, (AMBAC Insured),
              4.400% 07/01/10...........................  Aaa       AAA       1,042
  1,210     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              1998A-2, AMT,
              5.200% 01/01/20...........................  Aa2       AA        1,234
    950     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              1999A-6, AMT,
              6.000% 01/01/16...........................  Aa2       AA        1,003
  1,550     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              2000A-8, AMT,
              5.950% 07/01/10...........................  Aa2       AA        1,642

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,080     North Carolina, Housing Finance Agency,
              Revenue, (Home Ownership Project) Series
              2000A-8, AMT,
              6.050% 07/01/12...........................  Aa2       AA     $  1,130
  1,500     North Carolina, Housing Finance Agency,
              Revenue, Series 1999A-3, AMT,
              5.150% 01/01/19...........................  Aa2       AA        1,539
  3,925     North Carolina, Housing Finance Agency,
              Single-Family Housing Revenue, (Home
              Ownership Project) Series 1998A-1, AMT,
              5.350% 01/01/17...........................  Aa2       AA        4,063
    595     North Carolina, Housing Finance Agency,
              Single-Family Housing Revenue, Series
              1994Y,
              6.300% 09/01/15...........................  Aa2       AA          607
  1,440     North Carolina, Housing Finance Agency,
              Student Housing Revenue, (Appalachian
              Student Housing Project) Series 2000A,
              (First Union National Bank LOC),
              1.050%&& 07/01/31.........................  Aa3       AA-       1,440
  2,980     North Carolina, Housing Financing Agency,
              Series 1999A-5, AMT,
              5.550% 01/01/19...........................  Aa2       AA        3,093
    100     North Carolina, Medical Care Commission,
              Hospital Revenue, (Presbyterian Health
              Project) Series 1993,
              5.300% 10/01/05...........................  A1        AA-         102
  2,605     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue Refunding,
              (Novant Health, Inc. Project) Series
              1998A, (MBIA Insured),
              5.000% 10/01/08...........................  Aaa       AAA       2,937
  2,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Carolina
              Medicorp Inc. Project) Series 1996,
              5.100% 05/01/07...........................  Aa3       AA-       2,209

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,715     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Carolina
              Medicorp Inc. Project) Series 1996,
              5.125% 05/01/08...........................  Aa3       AA-    $  1,871
  2,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Duke
              University Hospital Project) Series 1996C,
              5.250% 06/01/17...........................  Aa3       AA-       2,138
  1,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Gaston
              Memorial Hospital Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.000% 02/15/05...........................  Aaa       AAA       1,053
  1,130     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Gaston
              Memorial Hospital Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.250% 02/15/07...........................  Aaa       AAA       1,243
    660     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Halifax
              Regional Medical Center, Inc. Project)
              Series 1998,
              4.600% 08/15/06...........................  Baa2      BBB         694
  1,500     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Moore
              Regal Hospital Project) Series 1993,
              Prerefunded 10/01/03 @ 102,
              5.200% 10/01/13...........................  Aa3       AA        1,530
  4,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Novant
              Health Obligation Group Project) Series
              2003A,
              5.000% 11/01/17...........................  Aa3       AA-       4,230

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     North Carolina, Medical Care Commission,
              Health Care Facilities Revenue, (Pitt
              County Memorial Hospital Project) Series
              1998B,
              4.750% 12/01/28...........................  Aa3       AA-    $    971
  1,000     North Carolina, Medical Care Commission,
              Hospital Revenue Refunding, (Stanley
              Memorial Hospital Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06...........................  Aaa       AAA       1,109
  2,750     North Carolina, Medical Care Commission,
              Hospital Revenue, (Gaston Memorial
              Hospital Project) Series 1995,
              5.400% 02/15/11...........................  A1        A+        2,986
  1,000     North Carolina, Medical Care Commission,
              Hospital Revenue, (Northeast Medical
              Center Project) Series 2002A, (AMBAC
              Insured),
              5.000% 11/01/10...........................  Aaa       AAA       1,125
  1,000     North Carolina, Medical Care Commission,
              Hospital Revenue, (Pitt County Memorial
              Hospital Project) Series 1998B,
              5.000% 12/01/18...........................  Aa3       AA-       1,042
    210     North Carolina, Medical Care Commission,
              Hospital Revenue, (Presbyterian Health
              Project) Series 1993,
              5.250% 10/01/04...........................  A1        AA-         215
    330     North Carolina, Medical Care Commission,
              Hospital Revenue, (Presbyterian Health
              Project) Series 1993,
              5.500% 10/01/14...........................  A1        AA-         338
  2,670     North Carolina, Medical Care Commission,
              Hospital Revenue, (Presbyterian Health
              Project) Series 1993, Prerefunded 10/01/03
              @ 102,
              5.500% 10/01/14...........................  A1        AA-       2,724

                       SEE NOTES TO FINANCIAL STATEMENTS.
 120

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,790     North Carolina, Medical Care Commission,
              Hospital Revenue, (Presbyterian Health
              Project) Series 1993, Prerefunded 10/01/03
              @ 102,
              5.250% 10/01/04...........................  A1        AA-    $  1,826
    900     North Carolina, Medical Care Commission,
              Hospital Revenue, (Presybyterian Health
              Project) Series 1993, Prerefunded 10/01/03
              @ 102,
              5.300% 10/01/05...........................  A1        AA-         918
  2,000     North Carolina, Municipal Power Agency
              Number 1, Revenue, Series 1992, (MBIA-IBC
              Insured),
              7.250% 01/01/07...........................  Aaa       AAA       2,342
  1,500     Onslow County, North Carolina, Combined
              Enterprise Systems, Revenue, Series 1994,
              (MBIA Insured),
              5.875% 06/01/09...........................  Aaa       AAA       1,576
  1,625     Orange County, North Carolina, GO, Series
              1994, Prerefunded 02/01/04 @ 02,
              5.500% 02/01/12...........................  Aa1       AA+       1,682
  1,000     Orange County, North Carolina, GO, Series
              1994, Prerefunded 02/01/04 @ 102,
              5.500% 02/01/14...........................  Aa1       AA+       1,035
  1,000     Orange County, North Carolina, GO, Series
              2000,
              5.300% 04/01/17...........................  Aa1       AA+       1,108
  4,645     Orange County, North Carolina, GO, Series
              2000,
              5.300% 04/01/18...........................  Aa1       AA+       5,121
  1,300     Orange County, North Carolina, Public
              Improvement GO, Series 2000,
              5.250% 04/01/07...........................  Aa1       AA+       1,453
  1,390     Pitt County, North Carolina, Certificates of
              Participation, (School Facilities Project)
              Series 2000B,
              5.750% 04/01/16...........................  Aaa       AAA       1,586

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Pitt County, North Carolina, Certificates of
              Participation, (School Facilities Project)
              Series 2000B,
              5.500% 04/01/25...........................  Aaa       AAA    $  1,067
  1,240     Pitt County, North Carolina, Hospital
              Revenue, (Pitt County Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10...........................  Aaa       AAA       1,365
  1,000     Pitt County, North Carolina, Hospital
              Revenue, (Pitt County Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21...........................  Aaa       AAA       1,065
  1,000     Raleigh, North Carolina, Combined Enterprise
              System Revenue, Series 1996,
              5.250% 03/01/07...........................  Aa1       AAA       1,115
  1,910     Raleigh, North Carolina, GO, Series 1996,
              5.300% 06/01/16...........................  Aaa       AAA       2,097
  1,000     Raleigh, North Carolina, North Carolina
              State University Revenue, Series 2003A,
              5.000% 10/01/17...........................  Aa3       AA        1,090
  1,000     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.200% 06/01/12...........................  Aaa       AAA       1,105
  1,000     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.300% 06/01/13...........................  Aaa       AAA       1,111
  1,595     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/14...........................  Aaa       AAA       1,792
  1,000     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/15...........................  Aaa       AAA       1,124

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Randolph County, North Carolina,
              Certificates of Participation, Series
              2000, (FSA Insured),
              5.750% 06/01/22...........................  Aaa       AAA    $  1,107
  1,000     Robeson County, North Carolina, Industrial
              Facilities PCR Refunding, (Campbell Soup
              Company Project) Series 1991,
              6.400% 12/01/06...........................  A2        A         1,139
  1,000     Rockingham, North Carolina, Certificates of
              Participation, Series 2002, (AMBAC
              Insured),
              5.000% 04/01/10...........................  Aaa       AAA       1,120
  1,045     Union County, North Carolina, Enterprise
              System Revenue, Series 2003A, (FSA
              Insured),
              5.000% 06/01/16...........................  Aaa       AAA       1,141
  1,690     University of North Carolina, Chapel Hill
              Hospital Revenue Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12...........................  Aaa       AAA       1,876
  1,000     University of North Carolina, Charlotte
              Revenue Refunding, (Housing and Dining
              Systems Project) Series 1993M, (MBIA
              Insured), Prerefunded 02/01/04 @ 102,
              4.800% 01/01/04...........................  Aaa       AAA       1,010
  1,325     University of North Carolina, Pool Revenue,
              Series 2002A, (AMBAC Insured),
              4.000% 04/01/06...........................  Aaa       AAA       1,409
  3,000     University of North Carolina, Revenue
              Refunding, Series 2002B,
              5.000% 12/01/06...........................  Aa1       AA+       3,321
  1,315     Wake County, North Carolina, GO, Series
              1996,
              4.600% 03/01/11...........................  Aaa       AAA       1,383
  3,065     Wake County, North Carolina, Hospital
              Revenue, Series 1993, (MBIA Insured),
              5.125% 10/01/26...........................  Aaa       AAA       3,341

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $1,000     Wake County, North Carolina, Public
              Improvement GO, Series 1994,
              4.600% 02/01/06...........................  Aaa       AAA    $  1,021
  5,000     Wake County, North Carolina, Public
              Improvement GO, Series 1994,
              4.800% 02/01/10...........................  Aaa       AAA       5,161
  1,000     Wake County, North Carolina, Public
              Improvement GO, Series 2003,
              5.000% 04/01/09...........................  Aaa       AAA       1,129
  1,200     Wayne County, North Carolina, GO Refunding,
              Series 1993, (MBIA Insured),
              4.900% 04/01/05...........................  Aaa       AAA       1,268
  1,240     Wilmington, North Carolina, Certificates of
              Participation, Series 2003A, (AMBAC
              Insured),
              5.000% 06/01/14...........................  Aaa       AAA       1,373
  1,000     Wilmington, North Carolina, Public
              Improvement GO, Series 1997A, (FGIC
              Insured),
              5.000% 04/01/11...........................  Aaa       AAA       1,106
  1,000     Wilmington, North Carolina, Public
              Improvement GO, Series 1997A, (FGIC
              Insured),
              5.000% 04/01/13...........................  Aaa       AAA       1,098
  1,000     Wilmington, North Carolina, Water Authority,
              GO, Series 1994, Prerefunded 06/01/04 @
              102,
              5.700% 06/01/15...........................  Aa3       AA        1,051
  1,000     Wilson, North Carolina, GO, Series 2000,
              (AMBAC Insured),
              5.100% 06/01/14...........................  Aaa       AAA       1,104
                                                                           --------
                                                                            232,216
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 122

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            FLORIDA -- 1.2%
 $2,520     Hillsborough County, Florida, Aviation
              Authority, Revenue Refunding,
              (Tampa International Airport Project) AMT,
              Series 2003D, (MBIA Insured),
              5.500% 10/01/12...........................  Aaa       AAA    $  2,832
                                                                           --------
            PUERTO RICO -- 0.5%
  1,000     Puerto Rico, Electric Power Authority, Power
              Revenue Refunding, Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07...........................  Aaa       AAA       1,185
                                                                           --------
            SOUTH CAROLINA -- 0.8%
  1,500     Calhoun County, South Carolina, Solid Waste
              Disposal Facility
              Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...........................  A2        BBB-      1,898
                                                                           --------
            TENNESSEE -- 0.6%
  1,325     Tennessee State, GO, Series 1999B, (FSA
              Insured),
              5.250% 05/01/17...........................  Aaa       AAA       1,455
                                                                           --------
            TEXAS -- 0.9%
  2,000     Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding,
              Series 2002,
              5.000% 10/01/07...........................  Baa2      BBB-      2,132
                                                                           --------
            WASHINGTON -- 0.5%
  1,150     Washington State, Public Power Supply
              Systems Revenue Refunding,
              Series 1993A, (MBIA-IBC Insured),
              5.800% 07/01/07...........................  Aaa       AAA       1,310
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $227,178)...........................................    243,028
                                                                           --------

 SHARES                                                                      VALUE
  (000)                                                                      (000)
------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.5%
              (Cost $1,182)
  1,182     Nations Tax-Exempt Reserves, Capital Class Shares#..........   $  1,182
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $228,360*)................................     100.4%   244,210
                                                                           --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................      (0.4)%
            Receivable for Fund shares sold.............................   $     47
            Dividends receivable........................................          1
            Interest receivable.........................................      3,422
            Payable for Fund shares redeemed............................       (164)
            Investment advisory fee payable.............................        (36)
            Administration fee payable..................................        (42)
            Shareholder servicing and distribution fees payable.........        (21)
            Distributions payable.......................................       (688)
            Payable for investment securities purchased.................     (3,269)
            Accrued Trustees' fees and expenses.........................        (83)
            Accrued expenses and other liabilities......................        (84)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................       (917)
                                                                           --------
            NET ASSETS........................................     100.0%  $243,293
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    841
            Accumulated net realized loss on investments sold...........     (1,579)
            Net unrealized appreciation of investments..................     15,850
            Paid-in capital.............................................    228,181
                                                                           --------
            NET ASSETS..................................................   $243,293
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations North Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                            VALUE
------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($199,053,816 / 18,338,931 shares outstanding)............     $10.85
                                                                           ========

            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($24,677,102 / 2,272,944 shares outstanding)..............     $10.86
                                                                           ========

            Maximum sales charge........................................      3.25%
            Maximum offering price per share............................     $11.22

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($17,740,821 / 1,634,673 shares outstanding)..............     $10.85
                                                                           ========

            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($1,820,899 / 167,698 shares outstanding).................     $10.86
                                                                           ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &&
  Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

MBIA                                              11.63%

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Hospital Revenue                                  13.49%
Prerefunded                                       11.13%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 124

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 95.2%
            SOUTH CAROLINA -- 86.1%
 $1,200     Anderson County, South Carolina, GO Revenue
              Refunding, Series 1992,
              6.500% 04/01/04...................................  Aa3       AA-        $  1,319
  1,725     Beaufort County, South Carolina, School District,
              GO, Series 2000B, (SCSDE),
              5.500% 03/01/16...................................  Aa1       AA+           1,930
  1,200     Beaufort County, South Carolina, School District,
              GO, Series 2000C, (SCSDE),
              5.125% 03/01/12...................................  Aa1       AA+           1,322
  1,135     Beaufort County, South Carolina, School District,
              GO, Series 2001A, (SCSDE),
              5.000% 03/01/18...................................  Aa1       AA+           1,208
  1,000     Berkeley County, South Carolina, Refunding and
              Improvement Authority, GO, Series 1993, (FGIC
              Insured),
              5.400% 05/01/05...................................  Aaa       AAA           1,022
  1,000     Berkeley County, South Carolina, Refunding and
              Improvement Authority, GO, Series 1993, (FGIC
              Insured),
              5.500% 05/01/06...................................  Aaa       AAA           1,022
  2,500     Berkeley County, South Carolina, School District,
              GO, Series 2000, (SCSDE),
              5.000% 04/01/21...................................  Aa1       AA+           2,592
  1,000     Berkeley County, South Carolina, Water & Sewer
              Revenue, Series 2003,
              (MBIA Insured),
              5.250% 06/01/19...................................  Aaa       AAA           1,093
  2,790     Berkeley County, South Carolina, Water & Sewer
              Systems Revenue, Series 2003, (MBIA Insured),
              5.250% 06/01/17...................................  Aaa       AAA           3,100
  2,000     Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB-          2,531

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Camden, South Carolina, Combined Public Utilities
              Revenue Refunding and Improvement, Series 1997,
              (MBIA Insured),
              5.500% 03/01/17...................................  Aaa       AAA        $  1,109
  3,000     Charleston County, South Carolina, Hospital
              Facilities Revenue Refunding and Improvement, (Bon
              Secours Health Systems Project) Series 1993, (FSA
              Insured),
              5.500% 08/15/10...................................  Aaa       AAA           3,070
    500     Charleston County, South Carolina, Hospital
              Facilities Revenue Refunding and Improvement, (Bon
              Secours Health Systems Project) Series 1993, (FSA
              Insured),
              5.625% 08/15/25...................................  Aaa       AAA             512
  1,000     Charleston County, South Carolina, Hospital
              Facilities Revenue Refunding and Improvement,
              (Medical Society Health Project) Series 1992,
              (MBIA Insured),
              6.000% 10/01/09...................................  Aaa       AAA           1,024
  6,370     Charleston County, South Carolina, Hospital
              Facilities Revenue, (Care Alliance Health Services
              Project) Series 1999A, (FSA Insured),
              5.125% 08/15/15...................................  Aaa       AAA           7,035
  1,000     Charleston County, South Carolina, Public
              Improvement Authority, GO, Series 1994, (State Aid
              Withholding), Prerefunded 06/01/06 @ 100,
              5.500% 06/01/14...................................  Aa1       AA+           1,107
  4,000     Charleston County, South Carolina, Resource Recovery
              Revenue, (Foster Wheeler Charleston), Series 1997,
              (AMBAC Insured),
              5.250% 01/01/10...................................  Aaa       AAA           4,432

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Charleston County, South Carolina, Revenue, (Care
              Alliance Health Services Project) Series 1999A,
              (FSA Insured),
              5.000% 08/15/12...................................  Aaa       AAA        $  1,074
  1,040     Charleston County, South Carolina, Solid Waste User
              Fee Revenue, Series 1994, (MBIA Insured),
              5.800% 01/01/06...................................  Aaa       AAA           1,118
  5,105     Charleston, South Carolina, Waterworks and Sewer
              Capital Improvement Revenue Refunding, Series
              1998,
              5.250% 01/01/08...................................  Aa3       AA-           5,756
  1,000     Columbia, South Carolina, Parking Facilities Revenue
              Refunding, Series 1994, (AMBAC Insured),
              5.750% 12/01/09...................................  Aaa       AAA           1,072
  7,000     Columbia, South Carolina, Waterworks and Sewer
              Systems Revenue Refunding, Series 1993,
              5.500% 02/01/09...................................  Aa2       AA            8,025
  1,500     Darlington County, South Carolina, IDR, (Sonoco
              Products Company Project) Series 1995, AMT,
              6.125% 06/01/25...................................  A2        A-            1,545
  2,000     Darlington County, South Carolina, PCR, (Carolina
              Power and Light - Annual Tender Project) Series
              1983,
              6.600% 11/01/10...................................  A2        BBB           2,068
  1,000     Darlington County, South Carolina, PCR, (Carolina
              Power and Light - Annual Tender Project) Series
              1983, (MBIA-IBC Insured),
              6.600% 11/01/10...................................  Aaa       AAA           1,035
  1,250     Florence, South Carolina, Water and Sewer Revenue
              Refunding, Series 1993, (AMBAC Insured),
              5.150% 03/01/06...................................  Aaa       AAA           1,279

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $  500     Georgetown County, South Carolina, Environmental
              Revenue, (International Paper Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21...................................  Baa2      BBB        $    501
  5,000     Georgetown County, South Carolina, PCR Refunding,
              (International Paper Company Project) Series
              1999A,
              5.125% 02/01/12...................................  Baa2      BBB           5,222
  2,480     Georgetown County, South Carolina, School District,
              GO, Series 2000, (SCSDE),
              5.500% 03/01/09...................................  Aa1       AA+           2,852
  1,000     Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1996A, (GTY-AGMT),
              5.400% 05/01/07...................................  Aa3       AA            1,097
  2,000     Greenville, South Carolina, Hospital Facilities
              Revenue Refunding, Series 1996B, (GTY-AGMT),
              5.250% 05/01/17...................................  Aa3       AA            2,066
  1,385     Greenville, South Carolina, Hospital Facilities
              Revenue, Series 2001,
              5.500% 05/01/26...................................  Aaa       AAA           1,465
  2,000     Greenville, South Carolina, Water Utility
              Improvement Waterworks Revenue, Series 1997,
              6.000% 02/01/06...................................  Aa1       AAA           2,213
  1,000     Greenville, South Carolina, Water Utility
              Improvement Waterworks Revenue, Series 1997,
              6.000% 02/01/08...................................  Aa1       AAA           1,141
  1,500     Greenville, South Carolina, Water Utility
              Improvement, Waterworks Revenue, Series 1997,
              5.500% 02/01/22...................................  Aa1       AAA           1,629
  1,555     Greenville, South Carolina, Water Utility
              Improvement, Waterworks Revenue, Series 2002,
              5.250% 02/01/14...................................  Aa1       AAA           1,731

                       SEE NOTES TO FINANCIAL STATEMENTS.
 126

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,885     Greenwood, South Carolina, Combined Public Utilities
              Revenue Refunding and Improvement, Series 1993,
              (AMBAC Insured), Prerefunded 12/01/03 @ 102,
              5.500% 12/01/06...................................  Aaa       AAA        $  1,937
  2,000     Greenwood, South Carolina, Combined Public Utilities
              Revenue Refunding and Improvement, Series 1993,
              (AMBAC Insured), Prerefunded 12/01/03 @ 102,
              5.500% 12/01/07...................................  Aaa       AAA           2,055
  1,060     Greenwood, South Carolina, Combined Public Utilities
              Revenue Refunding and Improvement, Series 1993,
              (AMBAC Insured), Prerefunded 12/01/03 @ 102,
              5.500% 12/01/08...................................  Aaa       AAA           1,089
  1,000     Hilton Head Island, South Carolina, GO, Series 2001,
              5.000% 03/01/13...................................  Aa3       AA            1,089
  1,440     Hilton Head Island, South Carolina, Revenue, Series
              2002, (MBIA Insured),
              5.250% 12/01/16...................................  Aaa       AAA           1,601
  1,100     Horry County, South Carolina, Hospital Facilities
              Revenue, (Conway Hospital, Inc. Project) Series
              1998, (AMBAC Insured),
              4.750% 07/01/10...................................  Aaa       AAA           1,183
  1,200     Horry County, South Carolina, Hospital Facilities
              Revenue, (Conway Hospital, Inc. Project) Series
              1998, (AMBAC Insured),
              4.875% 07/01/11...................................  Aaa       AAA           1,282
  2,000     Lexington County, South Carolina, Health Services
              District Hospital Revenue, Series 2003,
              5.500% 11/01/23...................................  A2        A             2,064

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,180     Lexington County, South Carolina, Health Services
              District Revenue Refunding, (Health Service
              District and Lexmed, Inc. Project) Series 1997,
              (FSA Insured),
              5.500% 11/01/06...................................  Aaa       AAA        $  1,314
  3,000     Lexington County, South Carolina, Health Services
              District Revenue Refunding, Series 1997, (FSA
              Insured),
              5.125% 11/01/21...................................  Aaa       AAA           3,105
  2,000     Lexington, South Carolina, Water and Sewer
              Authority, Revenue, Series 1997, Prerefunded
              10/01/14 @ 100,
              5.450% 04/01/19...................................  Aa2       AA            2,264
  1,575     Medical University, South Carolina, Hospital
              Facilities Revenue, Series 1999,
              5.500% 07/01/09...................................  Baa2      BBB+          1,815
  1,980     Mount Pleasant, South Carolina, Water and Sewer
              Revenue Refunding and Improvement, Series 2002,
              (FGIC Insured),
              5.250% 12/01/16...................................  Aaa       AAA           2,202
  1,270     Mount Pleasant, South Carolina, Water and Sewer
              Revenue Refunding, Series 2002, (FGIC Insured),
              5.250% 12/01/18...................................  Aaa       AAA           1,393
  3,040     North Charleston, South Carolina, Sewer District
              Revenue Refunding, Series 2002, (FSA Insured),
              5.500% 07/01/17...................................  Aaa       AAA           3,434
  1,000     Oconee County, South Carolina, School District, GO,
              Series 1994, (MBIA Insured),
              5.100% 01/01/13...................................  Aaa       AAA           1,030
  1,600     Piedmont Municipal Power Agency, South Carolina,
              Electric Revenue Refunding, Series 1992, (MBIA
              Insured),
              6.000% 01/01/05...................................  Aaa       AAA           1,698

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $5,000     Piedmont Municipal Power Agency, South Carolina,
              Electric Revenue Refunding, Series 1996B, (MBIA
              Insured),
              5.250% 01/01/09...................................  Aaa       AAA        $  5,465
  3,570     Richland County, South Carolina, School District
              Number 001, GO Refunding, Series 2001A, (SCSDE),
              5.250% 03/01/19...................................  Aa1       AA+           3,870
  1,655     Richland County, South Carolina, School District
              Number 002, GO Refunding, Series 1994A, (MBIA
              Insured, SCSDE),
              5.000% 03/01/05...................................  Aaa       AAA           1,715
  2,350     Rock Hill, South Carolina, Water Utility System
              Revenue, Series 2003A, (FSA Insured),
              5.250% 01/01/13...................................  Aaa       AAA           2,661
  1,500     Rock Hill, South Carolina, Water Utility System
              Revenue, Series 2003A, (FSA Insured),
              5.375% 01/01/19...................................  Aaa       AAA           1,651
  6,135     South Carolina State, Capital Improvement GO, Series
              1996A,
              3.500% 07/01/06...................................  Aaa       AAA           6,483
  1,245     South Carolina State, GO, Series 2000A,
              4.800% 03/01/09...................................  Aaa       AAA           1,392
  1,885     South Carolina State, Highway Improvement GO, Series
              1999A,
              4.600% 05/01/11...................................  Aaa       AAA           2,056
  5,000     South Carolina State, Housing Finance and
              Development Authority, Multi-Family Housing
              Revenue, (United Dominion Realty Trust Project)
              Series 1994, AMT, Mandatory Put 05/01/04 @ 100,
              6.500% 05/01/24...................................  Baa3      BBB-          5,031

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,930     South Carolina State, Housing Finance and
              Development Authority, Rental Housing Revenue,
              (Windsor Shores Project) Series 1993B, (FHA
              Insured),
              5.600% 07/01/16...................................  Aa2       AA         $  1,932
  1,250     South Carolina State, Jobs Economic Development
              Authority, Hospital Facility Revenue, (Georgetown
              Memorial Hospital Project) Series 2001,
              5.250% 02/01/21...................................  Aa2       AA            1,290
  4,565     South Carolina State, Port Authority, Revenue,
              Series 1998, AMT, (FSA Insured),
              5.250% 07/01/13...................................  Aaa       AAA           4,883
  1,615     South Carolina State, Public Service Authority,
              Revenue Refunding, Series 2001A, (FSA Insured),
              5.250% 01/01/18...................................  Aaa       AAA           1,770
  1,480     South Carolina State, Public Service Authority,
              Revenue Refunding, Series 2002A, (FSA Insured),
              5.500% 01/01/17...................................  Aaa       AAA           1,667
  2,000     South Carolina State, Public Service Authority,
              Revenue Refunding, Series 2002D, (FSA Insured),
              5.000% 01/01/18...................................  Aaa       AAA           2,142
  2,000     South Carolina State, Public Service Authority,
              Revenue, Series 1999A, (MBIA Insured),
              5.625% 01/01/13...................................  Aaa       AAA           2,274
  5,000     South Carolina, Educational Facilities for
              Non-Profit Institutions, Revenue, (Furman
              University Project) Series 1996A, (MBIA Insured),
              5.500% 10/01/26...................................  Aaa       AAA           5,311
  2,000     South Carolina, Grand Strand Water and Sewer
              Authority, Revenue Refunding, Series 2002, (FSA
              Insured),
              5.375% 06/01/14...................................  Aaa       AAA           2,250

                       SEE NOTES TO FINANCIAL STATEMENTS.
 128

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,500     South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (Oconee Memorial
              Hospital, Inc. Project) Series 1995, (CONNIE LEE
              Insured),
              6.150% 03/01/15...................................  Aaa       AAA        $  1,624
  5,500     South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, (Palmetto Health
              Alliance Project) Series 2000A, Prerefunded
              12/15/10 @ 102,
              7.125% 12/15/15...................................  Baa2      BBB           6,976
  4,375     South Carolina, Jobs Economic Development Authority,
              Hospital Facilities Revenue, Series 1999, (FSA
              Insured),
              5.300% 02/01/14...................................  Aaa       AAA           4,741
  3,615     South Carolina, Jobs Economic Development Authority,
              Industrial Development Revenue, (South Carolina
              Electric and Gas Company Project), Series 2002B,
              AMT,
              4.200% 11/01/12...................................  Aaa       AAA           3,711
  3,500     South Carolina, Tobacco Settlement Management
              Revenue, Series 2001B,
              6.375% 05/15/28...................................  Baa2      BBB           3,043
  3,340     South Carolina, Transportation Infrastructure Book
              Revenue, Junior Lien, Series 2001B, (AMBAC
              Insured),
              5.250% 10/01/13...................................  Aaa       AAA           3,720
  3,670     South Carolina, Transportation Infrastructure Book
              Revenue, Junior Lien, Series 2001B, (AMBAC
              Insured),
              5.250% 10/01/17...................................  Aaa       AAA           4,038
  1,000     South Carolina, Transportation Infrastructure
              Revenue, Series 1998A, (MBIA Insured),
              5.000% 10/01/12...................................  Aaa       AAA           1,097

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     South Carolina, Transportation Infrastructure
              Revenue, Series 1998A, (MBIA Insured),
              4.500% 10/01/17...................................  Aaa       AAA        $  1,025
  1,000     Spartanburg County, South Carolina, Health Services
              District, Hospital Revenue Refunding, Series
              1997B, (MBIA Insured),
              5.125% 04/15/17...................................  Aaa       AAA           1,053
  1,275     Spartanburg County, South Carolina, School District
              Number 007, GO, Series 2001, (SCSDE),
              4.000% 03/01/12...................................  Aa1       AA+           1,328
  3,240     Spartanburg County, South Carolina, School District
              Number 007, GO, Series 2001, (SCSDE),
              4.125% 03/01/13...................................  Aa1       AA+           3,389
  2,000     Spartanburg County, South Carolina, School District
              Number 007, GO, Series 2001, (SCSDE),
              5.000% 03/01/18...................................  Aa1       AA+           2,193
  2,000     Spartanburg County, South Carolina, Solid Waste
              Disposal Facilities Revenue, (BMW U.S. Capital
              Corporation Project) Series 1994, AMT, (GTY-AGMT),
              7.550% 11/01/24...................................  A1        A+            2,158
  1,250     Spartanburg, South Carolina, Sanitary Sewer District
              Sewer System Revenue Refunding, Series 1999B,
              (MBIA Insured),
              5.000% 03/01/26...................................  Aaa       AAA           1,266
  2,850     Spartanburg, South Carolina, Sewer District Sewer
              Systems Revenue, Series 1997, AMT, (MBIA Insured),
              Prerefunded 06/01/07 @ 101,
              5.500% 06/01/27...................................  Aaa       AAA           3,254
    855     Western Carolina, Regional Sewer Systems Authority,
              Revenue Refunding, Series 1993, (FGIC Insured),
              5.500% 03/01/10...................................  Aaa       AAA             875

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,020     Winnsboro, South Carolina, Utility Revenue
              Refunding, Series 1999, (MBIA Insured),
              5.250% 08/15/13...................................  Aaa       AAA        $  1,161
  4,700     York County, South Carolina, Exempt Facilities IDR,
              (Hoechst Celanese Corporation Project) Series
              1994, AMT,
              5.700% 01/01/24...................................  Baa2      BBB           4,616
  7,000     York County, South Carolina, PCR, Series 2000B1,
              0.900%&& 09/15/24.................................  Aa3       A             6,999
  3,410     York County, South Carolina, School District Number
              003 Rock Hill, GO, Series 2001, (SCSDE),
              5.000% 03/01/12...................................  Aa1       AA+           3,802
                                                                                       --------
                                                                                        224,784
                                                                                       --------
            GEORGIA -- 1.2%
  3,000     Marietta, Georgia, Housing Authority, Multi-Family
              Revenue Refunding, (Wood Glen-RMKT Housing
              Project) Series 1994, Mandatory Put 07/01/04 @
              100,
              4.750% 07/01/24...................................  Baa2      BBB           3,052
                                                                                       --------
            ILLINOIS -- 5.4%
  2,500     Chicago, Illinois, GO Refunding, Series 2001A, (MBIA
              Insured),
              5.500% 01/01/14...................................  Aaa       AAA           2,804
  8,650     Illinois, Educational Facilities Authority Revenue,
              Series 2003C, (AMBAC Insured),
              5.000% 09/01/18...................................  Aaa       AAA           8,961
  2,000     Illinois, Metropolitan Pier and Exposition
              Authority, Dedicated State Tax Revenue Refunding,
              (McCormick Plant Expansion) Series 2002B, (MBIA
              Insured),
              5.750% 06/15/23...................................  Aaa       AAA           2,216
                                                                                       --------
                                                                                         13,981
                                                                                       --------

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS           VALUE
  (000)                                                              (UNAUDITED)         (000)
------------------------------------------------------------------------------------------------
            TEXAS -- 1.2%
 $3,000     Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-       $  3,169
                                                                                       --------
            WASHINGTON -- 1.3%
  3,000     Northwest, Washington, Electric Revenue, (Columbia
              Generating Project), Series 2002A, (MBIA Insured),
              5.500% 07/01/17...................................  Aaa       AAA           3,346
                                                                                       --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $233,445).......................................................    248,332
                                                                                       --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 4.1%
              (Cost $10,706)
 10,706     Nations Tax-Exempt Reserves, Capital Class Shares#..........     10,706
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $244,151*)................................      99.3%   259,038
                                                                           --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.7%
            Cash........................................................   $      1
            Receivable for Fund shares sold.............................        131
            Dividends receivable........................................          4
            Interest receivable.........................................      3,278
            Payable for Fund shares redeemed............................       (454)
            Investment advisory fee payable.............................        (41)
            Administration fee payable..................................        (46)
            Shareholder servicing and distribution fees payable.........        (24)
            Distributions payable.......................................       (765)
            Accrued Trustees' fees and expenses.........................        (84)
            Accrued expenses and other liabilities......................        (86)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................      1,914
                                                                           --------
            NET ASSETS........................................     100.0%  $260,952
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    973
            Accumulated net realized gain on investments sold...........      1,208
            Net unrealized appreciation of investments..................     14,887
            Paid-in capital.............................................    243,884
                                                                           --------
            NET ASSETS..................................................   $260,952
                                                                           ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 130

NATIONS FUNDS

Nations South Carolina Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                            VALUE
------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($211,268,977 / 19,590,982 shares outstanding)............     $10.78
                                                                           ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($28,590,707 / 2,651,808 shares outstanding)..............     $10.78
                                                                           ========

            Maximum sales charge........................................      3.25%
            Maximum offering price per share............................     $11.14

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($11,303,340 / 1,048,198 shares outstanding)..............     $10.78
                                                                           ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($9,789,396 / 907,499 shares outstanding).................     $10.79
                                                                           ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &&
  Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             11.90%
FSA                                               15.83%
MBIA                                              16.77%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Electric Revenue                                  10.42%
Hospital Revenue                                  14.32%
Water Revenue                                     16.59%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 96.3%
            TENNESSEE -- 91.3%
 $1,535     Anderson County, Tennessee, GO Refunding, Series
              2001, (FSA Insured),
              5.000% 04/01/13...................................  Aaa       AAA        $ 1,679
    500     Blount County, Tennessee, Public Building Authority,
              Public Facility Revenue, Series 1998, (FGIC
              Insured),
              5.000% 04/01/19...................................  Aaa       AAA            525
  1,300     Chattanooga, Tennessee, GO Refunding, Series 2002,
              4.500% 09/01/04...................................  Aa2       AA           1,341
  1,075     Chattanooga, Tennessee, GO Refunding, Series 2002A,
              5.000% 11/01/06...................................  Aa2       AA           1,188
  1,700     Chattanooga-Hamilton County, Tennessee, Hospital
              Authority, Revenue Refunding, (Erlanger Medical
              Center Project) Series 1993, (FSA Insured),
              5.375% 10/01/04...................................  Aaa       AAA          1,771
  1,250     Chattanooga-Hamilton County, Tennessee, Hospital
              Authority, Revenue Refunding, (Erlanger Medical
              Center Project) Series 1993, (FSA Insured),
              5.500% 10/01/07...................................  Aaa       AAA          1,411
  1,000     Dickson County, Tennessee, GO Refunding, Series
              2002, (FGIC Insured),
              5.000% 03/01/14...................................  Aaa       AAA          1,114
  1,245     Dickson County, Tennessee, GO Refunding, Series
              2003, (FGIC Insured),
              5.000% 06/01/14...................................  Aaa       AAA          1,378
  1,000     Franklin, Tennessee, Special School District, GO
              Refunding, Series 2002,
              5.000% 06/01/12...................................  Aa2       AA           1,114
    500     Hamilton County, Tennessee, GO Refunding, Series
              1998B,
              5.100% 08/01/24...................................  Aa1       AA+            536
  1,415     Hamilton County, Tennessee, GO Refunding, Series
              2002, (FGIC Insured),
              4.000% 10/01/06...................................  Aaa       AAA          1,518

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  575     Humphreys County, Tennessee, Industrial Development
              Board, Solid Waste Disposal Revenue, (E.I. duPont
              de Nemours and Company Project) Series 1994, AMT,
              6.700% 05/01/24...................................  Aa3       AA-        $   602
    300     Knox County, Tennessee, Health Educational and
              Housing Facilities Board Revenue Refunding, (Fort
              Sanders Alliance Project) Series 1993, (MBIA
              Insured),
              7.250% 01/01/09...................................  Aaa       AAA            365
  1,500     Knox County, Tennessee, Health Educational and
              Housing Facilities Board Revenue, (University
              Health Systems Inc. Project) Series 1999,
              5.750% 04/01/19...................................  Baa1      BBB+         1,561
  2,000     Knox County, Tennessee, Health Educational and
              Housing Facilities Board, Hospital Facilities
              Improvement Revenue Refunding, (Baptist Health
              System of East Tennessee, Inc. Project) Series
              1996, (CONNIE LEE Insured),
              5.500% 04/15/11...................................  Aaa       AAA          2,214
    500     Knox County, Tennessee, Health Educational and
              Housing Facilities Board, Hospital Facilities
              Revenue, (Sanders Alliance Project) Series 1993A,
              (MBIA Insured), Prerefunded 01/01/04 @ 102,
              4.900% 01/01/05...................................  Aaa       AAA            515
  1,250     Knox County, Tennessee, Public Improvement GO,
              Series 1998,
              4.750% 04/01/19...................................  Aa2       AA           1,277
  1,055     Knoxville, Tennessee, Electric Revenue, Series
              2001U,
              4.750% 07/01/08...................................  Aa3       AA           1,173
  1,330     Lawrenceburg, Tennessee, Public Building Authority,
              Water and Sewer GO, Series 2001B, (FSA Insured),
              5.500% 07/01/16...................................  Aaa       AAA          1,496

                       SEE NOTES TO FINANCIAL STATEMENTS.
 132

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $ 200     Loudon County, Tennessee, Industrial Development
              Board, Solid Waste Disposal Revenue,
              (Kimberly-Clark Corporation Project) Series 1993,
              AMT,
              6.200% 02/01/23...................................  Aa2       AA-        $   204
  1,800     Madison County, Tennessee, GO, Series 2002,
              5.000% 04/01/13...................................  Aa3       AA-          1,986
  1,000     Maury County, Tennessee, Industrial Development
              Board, Multi-Model PCR Refunding, (General Motors
              Corporation - Saturn Corporation Project) Series
              1994,
              6.500% 09/01/24...................................  A3        BBB          1,035
  1,000     Maury County, Tennessee, Industrial Development
              Board, Solid Waste Disposal Revenue, Occidental
              Petroleum Corporation, AMT, Series 2001A, (GTY-
              AGMT),
              6.250%&& 08/01/18.................................  Baa1      BBB+         1,027
  1,250     McMinn County, Tennessee, Industrial Development
              Board, Recycling Facilities Revenue, (Bowater Inc.
              Project) Series 1992, AMT,
              7.400% 12/01/22...................................  Ba1       BB+          1,250
  1,000     Memphis, Tennessee, Electric System Revenue
              Refunding, Series 1992,
              6.000% 01/01/05...................................  Aa2       AA+          1,061
  2,500     Memphis, Tennessee, GO, Series 2000,
              5.000% 04/01/17...................................  Aa2       AA           2,676
  1,500     Memphis, Tennessee, Water Division Revenue
              Refunding, Series 1992,
              5.900% 01/01/04...................................  Aaa       AAA          1,518
  1,000     Memphis-Shelby County, Tennessee, Airport Authority,
              Special Facilities Revenue Refunding, (Federal
              Express Corporation Project) Series 2002,
              5.050% 09/01/12...................................  Baa2      BBB          1,074

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  350     Metropolitan Government, Nashville and Davidson
              County, Tennessee, Electric Revenue, Series 1996A,
              Prerefunded 05/15/06 @ 102,
              5.625% 05/15/14...................................  Aa3       AA         $   395
  2,000     Metropolitan Government, Nashville and Davidson
              County, Tennessee, Electric Revenue, Series 1998B,
              5.500% 05/15/13...................................  Aa3       AA           2,314
  1,000     Metropolitan Government, Nashville and Davidson
              County, Tennessee, GO Refunding, Series 1993,
              5.250% 05/15/07...................................  Aa2       AA           1,121
    595     Metropolitan Government, Nashville and Davidson
              County, Tennessee, Health and Educational
              Facilities Board, Improvement Revenue Refunding,
              (Meharry Medical College Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/09...................................  Aaa       AAA            706
    500     Metropolitan Government, Nashville and Davidson
              County, Tennessee, Health and Educational
              Facilities Board, Improvement Revenue Refunding,
              (Meharry Medical College Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/16...................................  Aaa       AAA            595
    505     Metropolitan Government, Nashville and Davidson
              County, Tennessee, Health and Educational
              Facilities Board, Improvement Revenue Refunding,
              (Meharry Medical College Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08...................................  Aaa       AAA            594
  1,000     Metropolitan Government, Nashville and Davidson
              County, Tennessee, Multi-Family Housing Revenue,
              (Enchantment, Inc. - Welch Bend Apartments
              Project) Series 1996A, (FNMA COLL), Mandatory Put
              01/01/07 @ 100,
              5.500% 01/01/27...................................  Aaa       AAA          1,063

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $1,645     Rutherford County, Tennessee, Public Improvement GO,
              Series 1996,
              6.000% 04/01/06...................................  Aa2       AA         $ 1,830
  1,030     Shelby County, Tennessee, GO Refunding, Series
              1996B,
              5.200% 12/01/09...................................  Aa2       AA+          1,153
  1,000     Shelby County, Tennessee, GO Refunding, Series
              1999B,
              5.250% 04/01/11...................................  Aa2       AA+          1,137
  1,000     Shelby County, Tennessee, Health Development and
              Housing Facility Board Revenue, (Arbors of
              Germantown Project) Series 1994, Mandatory Put
              07/01/04 @ 100,
              4.750% 07/01/24...................................  Baa2      BBB          1,017
  1,000     Shelby County, Tennessee, Health Educational and
              Housing Facilities Board Revenue, (St. Jude's
              Children's Research Project) Series 1999,
              5.375% 07/01/24...................................  Aa2       AA           1,020
    520     Shelby County, Tennessee, Health Educational and
              Housing Facilities Board, Revenue, (Lebonheur
              Childrens Medical Center Project) Series 1993D,
              (MBIA Insured),
              5.300% 08/15/04...................................  Aaa       AAA            539
    490     Shelby County, Tennessee, Health Educational and
              Housing Facilities Board, Revenue, (Methodist
              Health Systems) Series 1995, (MBIA Insured),
              6.250% 08/01/09...................................  Aaa       AAA            587
     10     Shelby County, Tennessee, Health Educational and
              Housing Facilities Board, Revenue, Unrefunded
              Balance, (Methodist Health Systems Project) Series
              1995, (MBIA Insured),
              6.250% 08/01/09...................................  Aaa       AAA             12
    400     Shelby County, Tennessee, Public Improvement GO
              Refunding, Series 1999A,
              4.750% 05/01/21...................................  Aa2       AA+            406

PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  500     Shelby County, Tennessee, Public Improvement GO,
              Series 1996A,
              5.625% 06/01/06...................................  Aa2       AA+        $   555
    250     Sumner County, Tennessee, Health Educational and
              Housing Facilities Board Revenue Refunding,
              (Sumner Regional Health Systems, Inc. Project)
              Series 1994,
              7.000% 11/01/03...................................  A3        A-             251
  1,000     Tennessee State, GO, Series 1994A, Prerefunded
              03/01/04 @ 101.5,
              5.200% 03/01/05...................................  Aa2       AA           1,033
  2,000     Tennessee State, GO, Series 1999B, (FSA Insured),
              5.250% 05/01/17...................................  Aaa       AAA          2,196
  1,000     Tennessee State, School Board Authority Revenue,
              Series 2002A, (FSA Insured),
              5.000% 05/01/10...................................  Aaa       AAA          1,123
  2,500     Tennessee, Housing Development Agency, Revenue,
              (Home Ownership Program) Series 1997-3A, AMT,
              3.640%& 01/01/08..................................  Aa2       AA           2,144
  1,085     Tennessee, Housing Development Agency, Revenue,
              (Home Ownership Program) Series 1998, AMT,
              4.750% 07/01/08...................................  Aa2       AA           1,166
  1,135     Tennessee, Housing Development Agency, Revenue,
              (Home Ownership Program) Series 1998, AMT,
              4.850% 07/01/09...................................  Aa2       AA           1,213
  1,500     Tennessee, Tennergy Corporation, Gas Revenue, Series
              1999, (MBIA Insured),
              5.000% 06/01/07...................................  Aaa       AAA          1,668
  1,200     Williamson County, Tennessee, GO, Series 2000,
              Prerefunded 03/01/10 @ 100,
              5.350% 03/01/17...................................  Aa1       AA+          1,374
                                                                                       -------
                                                                                        61,821
                                                                                       -------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 134

NATIONS FUNDS

Nations Tennessee Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S     S&P
 AMOUNT                                                                RATINGS          VALUE
  (000)                                                              (UNAUDITED)        (000)
-----------------------------------------------------------------------------------------------
            ALABAMA -- 1.5%
 $1,000     Mobile, Alabama, Industrial Development Board, PCR
              Refunding, (International Paper Company Project)
              Series 1998A,
              4.750% 04/01/10...................................  Baa2      BBB        $ 1,035
                                                                                       -------
            MISSOURI -- 1.9%
  1,275     West Plains, Missouri, Industrial Development
              Authority, Hospital Revenue, (Ozarks Medical
              Center Project) Series 1997,
              5.250% 11/15/07...................................  Ba1       BB+          1,277
                                                                                       -------
            TEXAS -- 1.6%
  1,000     Texas State, Public Finance Authority, GO Refunding,
              Series 1997,
              5.000% 10/01/15...................................  Aa1       AA           1,076
                                                                                       -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $61,229)........................................................    65,209
                                                                                       -------

 SHARES
  (000)
 -------
            INVESTMENT COMPANIES -- 2.6%
              (Cost $1,772)
    1,772   Nations Tax-Exempt Reserves, Capital Class Shares#............     1,772
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $63,001*)...................................      98.9%   66,981
                                                                             -------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       1.1%
            Receivable for Fund shares sold...............................   $    55
            Dividends receivable..........................................         2
            Interest receivable...........................................     1,078
            Payable for Fund shares redeemed..............................       (63)
            Investment advisory fee payable...............................        (3)
            Administration fee payable....................................       (12)
            Shareholder servicing and distribution fees payable...........        (8)
            Distributions payable.........................................      (166)
            Accrued Trustees' fees and expenses...........................       (81)
            Accrued expenses and other liabilities........................       (43)
                                                                             -------
            Total other assets and
              liabilities (net)...........................................       759
                                                                             -------
            NET ASSETS..........................................     100.0%  $67,740
                                                                             =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    32
            Accumulated net realized loss on investments sold.............      (158)
            Net unrealized appreciation of investments....................     3,980
            Paid-in capital...............................................    63,886
                                                                             -------
            NET ASSETS....................................................   $67,740
                                                                             =======


                                                                              VALUE
-------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($47,010,622 / 4,392,253 shares outstanding)................    $10.70
                                                                             =======
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($15,068,209 / 1,407,916 shares outstanding)................    $10.70
                                                                             =======

            Maximum sales charge..........................................     3.25%
            Maximum offering price per share..............................    $11.06

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($4,091,871 / 382,279 shares outstanding)...................    $10.70
                                                                             =======
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($1,569,006 / 147,321 shares outstanding)...................    $10.65
                                                                             =======

---------------

 * Federal income tax information (see Note 7).

 **The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 & Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 &&Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Tennessee Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

FSA                                               14.28%

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Hospital Revenue                                  15.35%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.2%
            TEXAS -- 91.0%
 $1,000     Alamo, Texas, Community College District Revenue,
              (FSA Insured),
              5.375% 11/01/16...................................  Aaa       AAA    $  1,110
  3,410     Austin, Texas, Electric Utility System Revenue
              Refunding, Series 2002, (FSA Insured),
              5.500% 11/15/12...................................  Aaa       AAA       3,931
  2,000     Austin, Texas, Electric Utility System Revenue
              Refunding, Series 2002A, (AMBAC Insured),
              5.500% 11/15/13...................................  Aaa       AAA       2,311
  5,750     Austin, Texas, GO Refunding, Series 1993,
              5.500% 09/01/04...................................  Aa2       AA+       5,984
  3,905     Austin, Texas, Public Improvement GO, Series 2001,
              5.000% 09/01/13...................................  Aa2       AA+       4,277
    500     Austin, Texas, Public Improvement, GO, Series 1999,
              5.375% 09/01/18...................................  Aa2       AA+         549
  2,500     Austin, Texas, Utility System Revenue Refunding,
              Series 1992, (AMBAC Insured),
              3.020%& 11/15/09..................................  Aaa       AAA       2,081
  1,030     Barbers Hill, Texas, Independent School District, GO
              Refunding, Series 2003, (PSF-GTD),
              5.000% 02/15/22...................................  Aaa       AAA       1,063
  2,585     Belton, Texas, Independent School District, GO
              Refunding, Series 1998, (PSF-GTD),
              5.250% 08/15/08...................................  Aaa       AAA       2,933
  4,115     Cedar Hill, Texas, Independent School District, GO,
              Series 2000, (PSF-GTD),
              3.530%& 08/15/16..................................  Aaa       AAA       2,134
  2,840     Cedar Hill, Texas, Independent School District, GO,
              Series 2000, (PSF-GTD),
              3.530%& 08/15/17..................................  Aaa       AAA       1,375

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $2,065     Corpus Christi, Texas, Business and Job Development
              Corporation, Sales Tax Revenue, (Arena Project)
              Series 2002, (AMBAC Insured),
              5.500% 09/01/14...................................  Aaa       AAA    $  2,366
  1,250     Corpus Christi, Texas, Business and Job Development
              Corporation, Sales Tax Revenue, (Arena Project)
              Series 2002, (AMBAC Insured),
              5.500% 09/01/18...................................  Aaa       AAA       1,403
  1,655     Corpus Christi, Texas, GO, Series 2002, (FSA
              Insured),
              5.500% 09/01/15...................................  Aaa       AAA       1,874
  1,000     Corpus Christi, Texas, Utility System Revenue
              Refunding, Series 2002, (FSA Insured),
              5.000% 07/15/14...................................  Aaa       AAA       1,094
  1,045     Dallas County, Texas, GO, Series 2000,
              5.000% 08/15/09...................................  Aaa       AAA       1,179
  1,000     Dallas, Texas, GO Refunding, Series 2003A,
              5.000% 02/15/09...................................  Aa1       AAA       1,122
  1,300     Dallas, Texas, Waterworks and Sewer System Revenue
              Refunding, Series 2001,
              5.000% 10/01/12...................................  Aa2       AA+       1,429
  1,000     Dallas, Texas, Waterworks and Sewer System Revenue
              Refunding, Series 2002,
              5.500% 10/01/12...................................  Aa2       AA+       1,139
    500     Dallas-Fort Worth, Texas, Regional Airport Revenue
              Refunding, Series 1994A, (MBIA Insured),
              6.000% 11/01/09...................................  Aaa       AAA         526
  2,500     El Paso, Texas, Water and Sewer Revenue Refunding,
              Series 2003, (AMBAC Insured),
              5.000% 03/01/11...................................  Aaa       AAA       2,789
  1,000     Fort Bend, Texas, Independent School District, GO,
              Series 2000, (PSF-GTD),
              5.250% 08/15/19...................................  Aaa       AAA       1,075

                       SEE NOTES TO FINANCIAL STATEMENTS.
 136

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  400     Fort Worth, Texas, Higher Education Financial
              Corporation, Higher Education Revenue, (Texas
              Christian University Project) Series 1997,
              5.000% 03/15/17...................................  Aa3       AA-    $    425
  1,905     Garland, Texas, GO, Series 1998,
              5.000% 02/15/12...................................  Aa2       AA        2,074
  2,665     Goose Creek, Texas, Conservative Independent School
              District, GO Refunding, Series 2003, (PSF-GTD),
              4.500% 02/15/14...................................  Aaa       AAA       2,838
  1,000     Grapevine, Texas, GO, Series 2000, (FGIC Insured),
              5.800% 08/15/19...................................  Aaa       AAA       1,134
  1,120     Harris County, Texas, GO Refunding, Series 2002,
              5.000% 10/01/08...................................  Aa1       AA+       1,261
  2,600     Harris County, Texas, GO Refunding, Series 2003A,
              5.000% 10/01/06...................................  Aa1       AA+       2,865
  1,400     Harris County, Texas, GO, Series 1995,
              5.000% 10/01/17...................................  Aa1       AA+       1,483
  3,155     Harris County, Texas, Health Facilities Development
              Authority, Revenue, (Memorial Hospital Systems
              Project) Series 1997A, (MBIA Insured),
              6.000% 06/01/10...................................  Aaa       AAA       3,661
  2,000     Harris County, Texas, Health Facilities Development
              Authority, Revenue, Series 1999A,
              5.500% 07/01/09...................................  Aaa       AAA       2,279
  2,000     Harris County, Texas, Health Facilities Development
              Corporation, Revenue, (Christus Health Project)
              Series 1999A, (MBIA Insured),
              5.500% 07/01/10...................................  Aaa       AAA       2,248

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $2,780     Harris County, Texas, Health Facilities Development
              Corporation, Revenue, (St. Lukes Episcopal
              Hospital Project) Series 2001A,
              5.625% 02/15/16...................................  Aa3       AA-    $  3,006
  1,000     Harris County, Texas, Health Facilities Development
              Corporation, Revenue, Series 1999A, (MBIA
              Insured),
              5.250% 07/01/07...................................  Aaa       AAA       1,116
    750     Harris County, Texas, Port Houston Authority,
              Revenue Refunding, Series 2000B, AMT,
              5.500% 10/01/07...................................  Aa1       AA+         843
  4,250     Harris County, Texas, Toll Road Revenue Refunding,
              Senior Lien, Series 1994, (FGIC Insured),
              5.000% 08/15/16...................................  Aaa       AAA       4,452
  3,580     Harris County, Texas, Toll Road Revenue Refunding,
              Senior Lien, Series 1994, (FGIC Insured),
              5.375% 08/15/20...................................  Aaa       AAA       3,752
  1,735     Harris County, Texas, Toll Road Revenue Refunding,
              Series 2002, (FSA Insured),
              5.375% 08/15/11...................................  Aaa       AAA       1,986
  4,240     Houston, Texas, Area Water Corporation Contract
              Revenue, (Northeast Water Purification Project)
              Series 2002, (FGIC Insured),
              5.500% 03/01/18...................................  Aaa       AAA       4,694
  1,000     Houston, Texas, Community College System Revenue
              Refunding, Junior Lien, (Student Fee Project)
              Series 2001A,
              5.375% 04/15/15...................................  Aaa       AAA       1,107
  1,195     Houston, Texas, Hotel Occupancy Tax and Special
              Revenue, Series 2001B, (AMBAC Insured),
              5.250% 09/01/19...................................  Aaa       AAA       1,285

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,265     Houston, Texas, Hotel Occupancy Tax and Special
              Revenue, Series 2001B, (AMBAC Insured),
              5.250% 09/01/20...................................  Aaa       AAA    $  1,350
  7,500     Houston, Texas, Water and Sewer Systems Revenue
              Refunding, Junior Lien, Series 1996A, (FGIC
              Insured),
              5.250% 12/01/25...................................  Aaa       AAA       7,749
  5,000     Houston, Texas, Water and Sewer Systems Revenue
              Refunding, Junior Lien, Series 1997A, (FGIC
              Insured),
              5.375% 12/01/27...................................  Aaa       AAA       5,232
  1,000     Jefferson County, Texas, GO Refunding, Series 2002,
              (FGIC Insured),
              5.750% 08/01/14...................................  Aaa       AAA       1,152
  2,000     Klein, Texas, Independent School District, GO,
              Series 1999A, (PSF-GTD),
              5.125% 08/01/15...................................  Aaa       AAA       2,173
  1,740     La Marque, Texas, Independent School District, GO
              Refunding, Series 2003, (PSF-GTD),
              5.000% 02/15/21...................................  Aaa       AAA       1,810
  5,000     Mesquite, Texas, Independent School District 1, GO
              Refunding, Series 1993, (PSF-GTD),
              5.300% 08/15/06...................................  Aaa       AAA       5,176
  5,000     North Central, Texas, Health Facilities Development
              Corporation, Health Facilities Revenue,
              (Presbyterian Healthcare Residential Project)
              Series 1996B, (MBIA Insured),
              5.500% 06/01/16...................................  Aaa       AAA       5,837
  3,000     North Central, Texas, Health Facilities Development
              Corporation, Revenue Refunding, (Baylor Health
              Care Systems Project) Series 1995,
              5.500% 05/15/13...................................  Aa3       AA-       3,153

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $3,000     North Texas, Tollway Authority, Dallas North Tollway
              System Revenue Refunding, Series 2003B, (AMBAC
              Insured), Mandatory Put 07/01/08 @ 100,
              5.000% 01/01/38...................................  Aaa       AAA    $  3,338
  3,285     Northside, Texas, Independent School District, GO
              Refunding, Series 2002A, (PSF-GTD),
              5.250% 02/15/20...................................  Aaa       AAA       3,514
  1,500     Pearland, Texas, Independent School District, GO,
              Series 2000, (PSF-GTD),
              5.500% 02/15/20...................................  Aaa       AAA       1,636
  1,835     Plano, Texas, Independent School District, GO,
              Series 1995, (PSF-GTD),
              7.000% 02/15/05...................................  Aaa       AAA       1,983
  1,190     Rio Grande City, Texas, Conservative Independent
              School District, GO, Series 2002, (PSF-GTD),
              5.000% 08/15/19...................................  Aaa       AAA       1,257
  5,600     Round Rock, Texas, Independent School District, GO,
              Series 2000, (PSF-GTD),
              5.000% 08/01/18...................................  Aaa       AAA       5,938
  3,000     Sam Rayburn, Texas, Municipal Power Agency, Revenue
              Refunding, Series 2002,
              6.000% 10/01/16...................................  Baa2      BBB-      3,169
  2,250     San Antonio, Texas, Electric and Gas Systems Revenue
              Refunding, Series 2002,
              5.250% 02/01/12...................................  Aa1       AA+       2,534
  1,500     San Antonio, Texas, Electric and Gas, GO Refunding,
              Series 1998A,
              5.250% 02/01/16...................................  Aa1       AA+       1,640
  1,500     San Antonio, Texas, GO Refunding and General
              Improvement, Series 2003,
              5.000% 08/01/09...................................  Aa2       AA+       1,690
  2,000     San Antonio, Texas, GO, Series 2001,
              5.000% 02/01/09...................................  Aa2       AA+       2,241
  2,000     San Antonio, Texas, GO, Series 2002,
              5.000% 02/01/11...................................  Aa2       AA+       2,228

                       SEE NOTES TO FINANCIAL STATEMENTS.
 138

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,000     San Antonio, Texas, Independent School District, GO,
              (PSF-GTD),
              5.500% 08/15/24...................................  Aaa       AAA    $  1,064
  1,500     San Antonio, Texas, Refunding GO, Series 2001,
              5.250% 08/01/13...................................  Aa2       AA+       1,699
  1,260     South Texas, Community College District, GO, Series
              2002, (AMBAC Insured),
              5.250% 08/15/10...................................  Aaa       AAA       1,433
  1,170     Sugar Land, Texas, GO Refunding, Series 2003, (FGIC
              Insured),
              5.000% 02/15/11...................................  Aaa       AAA       1,302
  1,000     Tarrant County, Texas, Health Facilities Development
              Corporation, Health Systems Revenue, (Harris
              Methodist Health Systems Project) Series 1994,
              (MBIA-IBC Insured),
              6.000% 09/01/10...................................  Aaa       AAA       1,185
  3,300     Tarrant County, Texas, Health Facilities Development
              Corporation, Health Systems Revenue, (Texas Health
              Resources Systems Project) Series 1997A, (MBIA
              Insured),
              5.750% 02/15/08...................................  Aaa       AAA       3,759
  1,355     Tarrant County, Texas, Hospital District Revenue,
              Series 2002, (MBIA Insured),
              5.500% 08/15/13...................................  Aaa       AAA       1,521
  3,860     Texas A&M University, Permanent University Funds
              Revenue Refunding, Series 2003,
              5.250% 07/01/14...................................  Aaa       AAA       4,349
  1,000     Texas State, College Student Loan Authority, GO,
              Series 1994, AMT,
              5.750% 08/01/11...................................  Aa1       AA        1,017
  1,000     Texas State, College Student Loan Authority, GO,
              Series 1996, AMT,
              5.000% 08/01/12...................................  Aa1       AA        1,031

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,425     Texas State, College Student Loan Authority, GO,
              Series 1997, AMT, (GTD STD LNS),
              5.000% 08/01/05...................................  Aa1       AA     $  1,516
  3,565     Texas State, College Student Loan Authority, GO,
              Series 1999, AMT,
              5.000% 08/01/07...................................  Aa1       AA        3,927
    455     Texas State, GO, Series 1999,
              5.250% 08/01/21...................................  Aa1       AA          481
  5,000     Texas State, Public Finance Authority, Building
              Revenue Refunding, Series 1992B, (AMBAC Insured),
              6.100% 02/01/04...................................  Aaa       AAA       5,084
  1,200     Texas State, Public Finance Authority, GO Refunding,
              Series 1996C,
              6.000% 10/01/06...................................  Aa2       AA        1,355
  4,000     Texas State, Public Finance Authority, Revenue,
              Series 2003A, (FSA Insured),
              5.000% 12/15/08...................................  Aaa       AAA       4,512
  3,500     Texas State, Texas A&M University Revenue, Series
              1999,
              5.500% 05/15/20...................................  Aa1       AA+       3,820
  1,000     Texas State, Texas A&M University, Financing System
              Revenue, Series 1996,
              5.750% 05/15/06...................................  Aa1       AA+       1,110
  3,250     Texas State, Turnpike Authority of Dallas, North
              Tollway Revenue, (President George Bush Turnpike
              Project) Series 1996, (AMBAC Insured),
              2.990%& 01/01/09..................................  Aaa       AAA       2,781
  3,190     Texas State, Turnpike Authority, Central Texas
              Turnpike Systems Revenue, BAN, Series 2002,
              5.000% 06/01/08...................................  Aa3       AA        3,571
    375     Texas State, Veterans Housing Assistance, GO
              Refunding, Series 1994C,
              6.400% 12/01/09...................................  Aa1       AA          390
  3,000     Texas State, Water Development Board, Revenue,
              Series 1997,
              5.000% 07/15/12...................................  Aaa       AAA       3,276

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,500     Texas State, Water Development Board, Revenue,
              Series 1999B,
              5.625% 07/15/21...................................  Aaa       AAA    $  1,653
  5,000     Texas State, Water Development GO, Series 1997,
              5.250% 08/01/28...................................  Aa1       AA        5,155
  1,000     Texas Tech University, Revenue Refunding, Series
              2003, (AMBAC Insured),
              5.000% 02/15/11...................................  Aaa       AAA       1,113
  1,875     Texas, Gulf Coast Waste Disposal Authority, Bayport
              Area System Revenue, Series 2002, (AMBAC Insured),
              5.000% 10/01/12...................................  Aaa       AAA       2,088
  3,000     Texas, Lower Colorado River Authority, Revenue
              Refunding, Series 1999B, (FSA Insured),
              6.000% 05/15/08...................................  Aaa       AAA       3,487
  2,085     Texas, Lower Colorado River Authority, Revenue,
              Series 2003, (FSA Insured),
              5.250% 05/15/11...................................  Aaa       AAA       2,363
  1,000     Texas, North Harris Montgomery Community College
              District, GO Refunding, Series 2002, (FGIC
              Insured),
              5.375% 02/15/16...................................  Aaa       AAA       1,110
  1,500     Texas, North Harris Montgomery Community College
              District, GO, Series 2001, (MBIA Insured),
              5.375% 02/15/16...................................  Aaa       AAA       1,651
  4,000     Texas, Red River Authority, PCR Refunding, Series
              1991, (AMBAC Insured),
              5.200% 07/01/11...................................  Aaa       AAA       4,272
    500     Travis County, Texas, Health Facilities Development
              Corporation, Revenue, (Ascension Health Credit
              Project) Series 1999A, (AMBAC Insured),
              Prerefunded 11/15/09 @ 101,
              5.875% 11/15/24...................................  Aaa       AAA         597

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $4,085     Travis County, Texas, Health Facilities Development
              Corporation, Revenue, (Ascension Health Credit
              Project) Series 1999A, (MBIA Insured),
              5.750% 11/15/09...................................  Aaa       AAA    $  4,735
  1,000     Trinity River Authority, Texas, PCR, (Texas
              Instruments Inc. Project) Series 1996, AMT,
              6.200% 03/01/20...................................  A2        A         1,051
  5,000     University of Texas, Permanent University Funds
              Revenue Refunding, Series 2002A,
              5.000% 07/01/07...................................  Aaa       AAA       5,561
  2,500     University of Texas, University Financing Systems
              Revenue, Series 2001B,
              5.375% 08/15/15...................................  Aaa       AAA       2,776
  1,000     University of Texas, University Financing Systems
              Revenue, Series 2003A,
              5.375% 08/15/15...................................  Aaa       AAA       1,136
  5,365     Waxahachie, Texas, Independent School District,
              Capital Appreciation GO, Series 2000, (PSF-GTD),
              Prerefunded 08/15/10 @ 63.473,
              3.410%& 08/15/17..................................  Aaa       AAA       2,699
  4,545     Waxahachie, Texas, Independent School District,
              Capital Appreciation GO, Series 2000, (PSF-GTD),
              Prerefunded 08/15/10 @ 72.803,
              3.410%& 08/15/15..................................  Aaa       AAA       2,623
    210     Waxahachie, Texas, Independent School District,
              Capital Appreciation GO, Unrefunded Balance,
              Series 2000, (PSF-GTD),
              4.390%& 08/15/15..................................  Aaa       AAA         113
    245     Waxahachie, Texas, Independent School District,
              Capital Appreciation GO, Unrefunded Balance,
              Series 2000, (PSF-GTD),
              4.650%& 08/15/17..................................  Aaa       AAA         113

                       SEE NOTES TO FINANCIAL STATEMENTS.
 140

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $1,440     West University Place, Texas, Permanent Improvement
              GO Refunding, Series 2002,
              5.500% 02/01/15...................................  Aa2       AA     $  1,620
  1,910     White Settlement, Texas, Independent School
              District, GO Refunding, Series 2003, (PSF-GTD),
              5.375% 08/15/19...................................  Aaa       AAA       2,103
                                                                                   --------
                                                                                    249,255
                                                                                   --------
            ALABAMA -- 1.1%
  3,000     Courtland, Alabama, Industrial Development Board,
              Solid Waste Disposal Revenue, (Champion
              International Corporation Project) Series 1992,
              AMT,
              7.000% 06/01/22...................................  Baa2      BBB       3,030
                                                                                   --------
            FLORIDA -- 0.4%
  1,000     Florida, Housing Finance Agency, Multi-Family
              Housing Revenue Refunding, (United Dominion Realty
              Trust - Andover Project) Series 1996E, AMT,
              Mandatory Put 05/01/08 @ 100,
              6.350% 05/01/26...................................  Baa1      BBB+      1,037
                                                                                   --------
            GEORGIA -- 0.4%
  1,000     Marietta, Georgia, Housing Authority, Multi-Family
              Revenue Refunding, (Wood Glen-RMKT Housing
              Project) Series 1994, Mandatory Put 07/01/04 @
              100,
              4.750% 07/01/24...................................  Baa2      BBB       1,017
                                                                                   --------
            ILLINOIS -- 0.6%
  1,500     Kane County, Illinois, Forest Preservation District,
              GO, Series 1999,
              5.375% 12/30/14...................................  Aa3       AA        1,678
                                                                                   --------

PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            MISSISSIPPI -- 1.0%
 $2,600     Warren County, Mississippi, Environmental
              Improvement Revenue Refunding, (International
              Paper Company Project) Series 2000A, AMT,
              6.700% 08/01/18...................................  Baa2      BBB    $  2,779
                                                                                   --------
            OHIO -- 0.4%
  1,000     Lucas County, Ohio, Hospital Revenue, (Flower
              Hospital Project) Series 1993, Prerefunded
              12/01/04 @ 101,
              6.125% 12/01/13...................................  NR        NR        1,064
                                                                                   --------
            OKLAHOMA -- 0.5%
  1,400     Oklahoma, Housing Development Authority, Revenue,
              Series 2000A, (FHLMC COLL),
              5.100% 11/01/05...................................  Aa3       AA-       1,499
                                                                                   --------
            SOUTH CAROLINA -- 0.7%
  1,500     Calhoun County, South Carolina, Solid Waste Disposal
              Facility Revenue, (Carolina Eastman Company
              Project) Series 1992, AMT,
              6.750% 05/01/17...................................  A2        BBB-      1,898
                                                                                   --------
            TENNESSEE -- 1.7%
  3,135     Chattanooga-Hamilton County, Tennessee, Hospital
              Authority, Revenue Refunding, (Erlanger Medical
              Center Project) Series 1993, (FSA Insured),
              5.500% 10/01/07...................................  Aaa       AAA       3,540
  1,000     Metropolitan Government, Nashville and Davidson
              County, Tennessee, Electric Revenue, Series 1998B,
              5.500% 05/15/13...................................  Aa3       AA        1,156
                                                                                   --------
                                                                                      4,696
                                                                                   --------
            WASHINGTON -- 1.4%
  2,425     Washington State, GO, Series 1995C, Prerefunded
              07/01/05 @ 100,
              5.450% 07/01/07...................................  Aa1       AA+       2,598

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Texas Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                         MOODY'S   S&P
 AMOUNT                                                              RATINGS         VALUE
  (000)                                                            (UNAUDITED)       (000)
--------------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $1,000     Washington State, Motor Vehicle Fuel Tax, GO
              Refunding, Series 2001R-B,
              5.000% 09/01/09...................................  Aa1       AA+    $  1,127
                                                                                   --------
                                                                                      3,725
                                                                                   --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $254,103)...................................................    271,678
                                                                                   --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 2.1%
              (Cost $5,765)
  5,765     Nations Tax-Exempt Reserves, Capital Class Shares#..........      5,765
                                                                           --------
            TOTAL INVESTMENTS
              (Cost $259,868*)................................     101.3%   277,443
                                                                           --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................      (1.3)%
            Cash........................................................   $      1
            Receivable for Fund shares sold.............................         31
            Dividends receivable........................................          9
            Interest receivable.........................................      2,882
            Payable for Fund shares redeemed............................       (425)
            Investment advisory fee payable.............................        (43)
            Administration fee payable..................................        (48)
            Shareholder servicing and distribution fees payable.........         (5)
            Distributions payable.......................................       (832)
            Payable for investment securities purchased.................     (4,901)
            Accrued Trustees' fees and expenses.........................        (82)
            Accrued expenses and other liabilities......................       (120)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................     (3,533)
                                                                           --------
            NET ASSETS........................................     100.0%  $273,910
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    451
            Accumulated net realized loss on investments sold...........     (1,011)
            Net unrealized appreciation of investments..................     17,575
            Paid-in capital.............................................    256,895
                                                                           --------
            NET ASSETS..................................................   $273,910
                                                                           ========

                                                                            VALUE
------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($261,495,767 / 24,726,784 shares outstanding)............     $10.58
                                                                           ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($7,588,463 / 717,671 shares outstanding).................     $10.57
                                                                           ========

            Maximum sales charge........................................      3.25%
            Maximum offering price per share............................     $10.93

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($4,694,126 / 443,791 shares outstanding).................     $10.58
                                                                           ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($132,129 / 12,491 shares outstanding)....................     $10.58
                                                                           ========

---------------

 *Federal income tax information (see Note 7).

 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 &Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

AMBAC                                             12.52%
FGIC                                              11.16%
PSF-GTD                                           15.92%

Nations Texas Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Education Revenue                                 11.25%
Hospital Revenue                                  10.59%
Water Revenue                                     10.21%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 142

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.5%
            VIRGINIA -- 82.8%
 $ 2,000    Alexandria, Virginia, Redevelopment and
              Housing Authority, Multi-Family Housing
              Mortgage Revenue, (Buckingham Village
              Apartments Project) Series 1996A, AMT,
              6.050% 07/01/16...........................  Aa3       AA-    $  2,082
   3,285    Arlington County, Virginia, GO Refunding,
              Series 1993,
              6.000% 06/01/12...........................  Aaa       AAA       3,934
   3,865    Arlington County, Virginia, GO, Series 1999,
              (State Aid Withholding),
              5.250% 06/01/16...........................  Aaa       AAA       4,280
   3,000    Arlington County, Virginia, Industrial
              Development Authority, Facilities Revenue
              Refunding, (Lee Gardens Housing
              Corporation - Housing Mortgage - Woodbury
              Park Apartments Project) Series 1998A,
              5.450% 01/01/29...........................  A2        A         3,026
   1,000    Arlington County, Virginia, Industrial
              Development Authority, Facilities Revenue,
              (The Nature Conservancy Project) Series
              1997A, Prerefunded
              07/01/07 @ 102,
              5.450% 07/01/27...........................  Aa1       AA+       1,151
   2,250    Arlington County, Virginia, Industrial
              Development Authority, Hospital Facilities
              Revenue, (Virginia Hospital Center
              Project) Series 2001,
              5.250% 07/01/21...........................  A2        A         2,321
   2,000    Arlington County, Virginia, Industrial
              Development Authority, IDR Refunding,
              (Ogden Martin Systems Project) Series
              1998A, (FSA Insured),
              5.250% 01/01/05...........................  Aaa       AAA       2,104

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,280    Arlington County, Virginia, Industrial
              Development Authority, Revenue, (Ogden
              Martin Systems of Union-Alexandria/
              Arlington Project) Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/09...........................  Aaa       AAA    $  3,639
   1,855    Arlington County, Virginia, Industrial
              Development Authority, Revenue, (Ogden
              Martin Systems of Union-Alexandria/
              Arlington Project) Series 1998B, AMT, (FSA
              Insured),
              5.250% 01/01/10...........................  Aaa       AAA       2,025
   1,000    Charlottesville-Albemarle, Virginia, Airport
              Authority, Revenue Refunding, Series 1995,
              AMT,
              6.125% 12/01/09...........................  Baa2      BBB       1,052
   6,195    Chesapeake, Virginia, GO Refunding, Series
              1993,
              5.125% 12/01/05...........................  Aa2       AA        6,720
   1,000    Chesapeake, Virginia, GO, Series 1998,
              (State Aid Withholding),
              4.650% 08/01/11...........................  Aa2       AA        1,082
   1,000    Chesapeake, Virginia, Water and Sewer GO,
              Series 1995A,
              5.375% 12/01/20...........................  Aa2       AA        1,088
   2,000    Chesapeake, Virginia, Water and Sewer GO,
              Series 1995A, (State Aid Withholding),
              Prerefunded 12/01/05 @ 102,
              7.000% 12/01/09...........................  Aa2       AA        2,287
     265    Chesterfield County, Virginia, Water and
              Sewer Authority, Revenue Refunding, Series
              1992,
              6.200% 11/01/05...........................  Aaa       AAA         271
   1,320    Covington-Allegheny County, Virginia,
              Industrial Development Authority, PCR
              Refunding, (Westvaco Corporation Project)
              Series 1994,
              5.900% 03/01/05...........................  Baa2      BBB       1,380

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $11,585    Fairfax County, Virginia, Economic
              Development Authority, Resource Recovery,
              Revenue Refunding, Series 1998A, AMT,
              (AMBAC Insured),
              5.950% 02/01/07...........................  Aaa       AAA    $ 13,004
   3,385    Fairfax County, Virginia, Economic
              Development Authority, Resource Recovery,
              Revenue Refunding, Series 1998A, AMT,
              (AMBAC Insured),
              6.050% 02/01/09...........................  Aaa       AAA       3,885
   1,000    Fairfax County, Virginia, GO, Series 1998,
              (State Aid Withholding),
              4.800% 04/01/10...........................  Aa1       AA+       1,099
   5,000    Fairfax County, Virginia, GO, Series 2002A,
              (State Aid Withholding),
              5.000% 06/01/10...........................  Aaa       AAA       5,644
   1,000    Fairfax County, Virginia, Industrial
              Development Authority, Health Care Revenue
              Refunding, (Inova Health Systems Project)
              Series 1993, (MBIA-IBC Insured),
              5.250% 08/15/19...........................  Aaa       AAA       1,110
     500    Fairfax County, Virginia, Industrial
              Development Authority, Health Care Revenue
              Refunding, (Inova Health Systems Project)
              Series 1996,
              5.500% 08/15/10...........................  Aa2       AA          538
   3,000    Fairfax County, Virginia, Public Improvement
              GO, Series 1997, (State Aid Withholding),
              5.250% 06/01/17...........................  Aaa       AAA       3,229
   1,450    Fairfax County, Virginia, Public Improvement
              GO, Series 1997A,
              5.125% 06/01/11...........................  Aaa       AAA       1,573
   1,000    Fairfax County, Virginia, Public Improvement
              GO, Series 1999B,
              5.500% 12/01/16...........................  Aaa       AAA       1,136
   3,000    Fairfax County, Virginia, Sewer Revenue
              Refunding, Series 1993, (AMBAC Insured),
              5.500% 11/15/09...........................  Aaa       AAA       3,076

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Fairfax County, Virginia, Water and Sewer
              Authority, Refunding, Series 1993, (AMBAC
              Insured),
              5.500% 11/15/13...........................  Aaa       AAA    $  1,025
   3,135    Fairfax County, Virginia, Water and Sewer
              Authority, Revenue Refunding, Series 1993,
              (AMBAC Insured),
              5.100% 11/15/04...........................  Aaa       AAA       3,213
   3,000    Fairfax County, Virginia, Water and Sewer
              Authority, Water Revenue, Series 2000,
              5.625% 04/01/25...........................  Aa1       AAA       3,258
   3,000    Fairfax County, Virginia, Water and Sewer
              Authority, Water Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22...........................  Aa1       AAA       3,379
     550    Giles County, Virginia, Industrial
              Development Authority, Exempt Facilities
              Revenue, (Hoechst Celanese Corporation
              Project) Series 1995, AMT,
              5.950% 12/01/25...........................  Baa2      BBB         522
   3,000    Giles County, Virginia, Industrial
              Development Authority, Solid Waste
              Disposal Facilities Revenue, (Hoechst
              Celanese Corporation Project) Series 1992,
              AMT,
              6.625% 12/01/22...........................  Baa2      BBB       3,042
   1,200    Halifax County, Virginia, Industrial
              Development Authority, Hospital Revenue
              Refunding, (Halifax Regional Hospital,
              Inc. Project) Series 1998,
              4.900% 09/01/10...........................  A2        A         1,225
     400    Halifax County, Virginia, Industrial
              Development Authority, Hospital Revenue
              Refunding, (Halifax Regional Hospital,
              Inc. Project) Series 1998,
              5.250% 09/01/17...........................  A2        A           405

                       SEE NOTES TO FINANCIAL STATEMENTS.
 144

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   500    Hanover County, Virginia, Industrial
              Development Authority, Revenue, (Bon
              Secours Health Systems Project) Series
              1995, (MBIA Insured),
              5.500% 08/15/25...........................  Aaa       AAA    $    525
   1,000    Hanover County, Virginia, Industrial
              Development Authority, Revenue, (Memorial
              Regional Medical Center Project) Series
              1995, (MBIA Insured),
              5.500% 08/15/25...........................  Aaa       AAA       1,050
     500    Henrico County, Virginia, Industrial
              Development Authority, Public Facilities
              Lease Revenue, Series 1994, Prerefunded
              08/01/05 @ 102,
              7.000% 08/01/13...........................  Aa2       AA          563
   3,500    Henrico County, Virginia, Industrial
              Development Authority, Solid Waste
              Revenue, (Browning-Ferris Project) Series
              1995, AMT, (GTY-AGMT), Mandatory Put
              12/01/05 @ 100,
              5.300% 12/01/11...........................  B1        BB-       3,389
     500    Henry County, Virginia, GO, Series 1994,
              Prerefunded 07/15/04 @ 102,
              5.750% 07/15/07...........................  A2        A           529
   1,915    James City and County, Virginia, GO, Series
              1995, (FGIC Insured, State Aid
              Withholding), Prerefunded 12/15/05 @ 102,
              5.000% 12/15/08...........................  Aaa       AAA       2,111
     700    James City and County, Virginia, GO, Series
              1995, (FGIC Insured, State Aid
              Withholding), Prerefunded 12/15/05 @ 102,
              5.250% 12/15/14...........................  Aaa       AAA         775
   2,335    James City and County, Virginia, Public
              Improvement GO Refunding, Series 2003,
              5.000% 12/15/12...........................  Aa3       AA        2,625

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,175    James City and County, Virginia, Public
              Improvement GO Refunding, Series 2003,
              5.000% 12/15/13...........................  Aa3       AA     $  2,447
   2,600    Loudoun County, Virginia, GO, Series 2000B,
              (State Aid Withholding),
              5.250% 01/01/17...........................  Aa1       AA+       2,861
   1,500    Loudoun County, Virginia, Industrial
              Development Authority, Hospital Revenue,
              (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.500% 06/01/08...........................  Aaa       AAA       1,605
   1,765    Loudoun County, Virginia, Industrial
              Development Authority, Hospital Revenue,
              (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.600% 06/01/09...........................  Aaa       AAA       1,881
     500    Loudoun County, Virginia, Industrial
              Development Authority, Hospital Revenue,
              (Loudoun Hospital Center Project) Series
              1995, (FSA Insured),
              5.800% 06/01/20...........................  Aaa       AAA         540
     510    Loudoun County, Virginia, Public Improvement
              GO, Series 2001C, (State Aid Withholding),
              5.000% 11/01/14...........................  Aa1       AA+         563
   1,140    Lynchburg, Virginia, Public Improvement GO,
              Series 1997,
              5.400% 05/01/17...........................  Aa3       AA        1,249
   1,000    Medical College of Virginia, Hospital
              Authority, General Revenue, Series 1998,
              (MBIA Insured),
              4.800% 07/01/11...........................  Aaa       AAA       1,079
   2,000    Montgomery County, Virginia, Industrial
              Development Lease Authority, Revenue,
              Series 2000B, (AMBAC Insured),
              5.500% 01/15/22...........................  Aaa       AAA       2,163
   1,000    Newport News, Virginia, GO, Series 1998,
              5.000% 03/01/18...........................  Aa2       AA        1,066

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,500    Norfolk, Virginia, Capital Improvement GO
              Refunding, Series 1998, (FGIC Insured,
              State Aid Withholding),
              5.000% 07/01/11...........................  Aaa       AAA    $  3,864
   1,000    Norfolk, Virginia, Capital Improvement Go
              Refunding, Series 1998, (FGIC Insured,
              State Aid Withholding),
              5.000% 07/01/13...........................  Aaa       AAA       1,095
   4,960    Norfolk, Virginia, Capital Improvement GO
              Refunding, Series 2002B,
              5.250% 07/01/11...........................  Aaa       AAA       5,664
   2,250    Norfolk, Virginia, Redevelopment and Housing
              Authority, Educational Facilities Revenue,
              (Tidewater Community College Campus
              Project) Series 1995, Prerefunded 11/01/05
              @ 102,
              5.875% 11/01/15...........................  Aa1       AA+       2,512
   2,000    Norfolk, Virginia, Water Revenue, Series
              1995, (MBIA Insured),
              5.700% 11/01/10...........................  Aaa       AAA       2,220
   1,000    Portsmouth, Virginia, GO Refunding, Series
              1993,
              5.250% 08/01/04...........................  A1        AA-       1,023
   3,710    Portsmouth, Virginia, Public Improvement GO
              Refunding, Series 2001A, (FGIC Insured),
              5.500% 06/01/17...........................  Aaa       AAA       4,128
     975    Prince William County, Virginia, Industrial
              Development Authority, Hospital Revenue
              Refunding, (Potomac Hospital Corporation
              Project) Series 1995,
              6.550% 10/01/05...........................  Aaa       AAA       1,023
   1,000    Prince William County, Virginia, Industrial
              Development Authority, Lease Revenue,
              (ATCC Project) Series 1996,
              6.000% 02/01/14...........................  Aa3       AA-       1,047

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   500    Prince William County, Virginia, Park
              Authority, Revenue, Series 1994,
              Prerefunded 10/15/04 @ 102,
              6.875% 10/15/16...........................  NR        NR     $    540
   1,000    Prince William County, Virginia, Park
              Authority, Water and Sewer Systems Revenue
              Refunding, Series 1994, Prerefunded
              10/15/04 @ 102,
              6.300% 10/15/07...........................  NR        NR        1,073
   3,350    Prince William County, Virginia, Service
              Authority, Water and Sewer System Revenue
              Refunding, Series 2003,
              5.000% 07/01/13...........................  Aa2       AA        3,750
   1,000    Richmond, Virginia, GO Refunding, Series
              1995B, (FGIC Insured, State Aid
              Withholding),
              5.000% 01/15/21...........................  Aaa       AAA       1,040
   2,855    Richmond, Virginia, Public Improvement GO
              Refunding, Series 1999A, (FSA Insured),
              5.000% 01/15/19...........................  Aaa       AAA       3,024
   1,430    Richmond, Virginia, Public Improvement GO,
              Series 1993B, (State Aid Withholding),
              5.500% 07/15/09...........................  Aa3       AA        1,655
   2,150    Richmond, Virginia, Public Improvement GO,
              Series 2002A,
              5.250% 07/15/11...........................  Aaa       AAA       2,454
   1,115    Roanoke County, Virginia, IDR, (Hollins
              College Project) Series 1998,
              5.200% 03/15/17...........................  A2        A         1,174
   4,000    Roanoke, Virginia, Industrial Development
              Authority, Hospital Revenue, (Carilion
              Health System Project) Series 2002A,
              5.250% 07/01/12...........................  Aaa       AAA       4,495
   1,100    Spotsylvania County, Virginia, GO Refunding,
              Series 1998, (FSA Insured),
              4.375% 07/15/05...........................  Aaa       AAA       1,164

                       SEE NOTES TO FINANCIAL STATEMENTS.
 146

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,900    Spotsylvania County, Virginia, GO Refunding,
              Series 1998, (FSA Insured),
              4.400% 07/15/06...........................  Aaa       AAA    $  2,054
   2,000    Spotsylvania County, Virginia, GO Refunding,
              Series 1998, (FSA Insured),
              4.400% 07/15/07...........................  Aaa       AAA       2,188
   3,535    Staunton, Virginia, Industrial Development
              Authority, Educational Facilities Revenue,
              (Mary Baldwin College Project) Series
              1996,
              6.600% 11/01/14...........................  NR        NR        3,730
   5,800    Suffolk, Virginia, Redevelopment and Housing
              Authority, Multi-Family Housing Revenue
              Refunding, (Windsor Ltd. Partnership
              Project) Series 2001, (FNMA Insured),
              Mandatory Put 07/01/11 @ 100,
              4.850% 07/01/31...........................  Aaa       AAA       6,105
   2,300    Virginia Beach, Virginia, GO Refunding,
              Series 1993,
              5.400% 07/15/08...........................  Aa1       AA+       2,636
     500    Virginia Beach, Virginia, Public Improvement
              GO Refunding, Series 1994, (State Aid
              Withholding), Prerefunded 11/01/04 @ 102,
              5.750% 11/01/08...........................  Aa1       AA+         535
   3,060    Virginia Beach, Virginia, Public Improvement
              GO, Series 2000,
              5.500% 03/01/17...........................  Aa1       AA+       3,448
   3,805    Virginia Beach, Virginia, Public Improvement
              GO, Series 2000,
              5.500% 03/01/18...........................  Aa1       AA+       4,271
   1,790    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/17...........................  Aa3       AA        1,966
   1,935    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/18...........................  Aa3       AA        2,113
   2,035    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/19...........................  Aa3       AA        2,211

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,145    Virginia Beach, Virginia, Water and Sewer
              Revenue, Series 2000,
              5.250% 08/01/20...........................  Aa3       AA     $  2,312
   2,345    Virginia State, Commonwealth Transportation
              Board Authority, Transportation Revenue,
              (Northern Virginia Transportation District
              Project) Series 1996A,
              5.125% 05/15/21...........................  Aa1       AA+       2,472
   2,455    Virginia State, Housing Development
              Authority, Commonwealth Mortgage Revenue,
              Series 2000B-4,
              5.500% 01/01/15...........................  Aa1       AA+       2,577
   1,035    Virginia State, Housing Development
              Authority, Commonwealth Mortgage Revenue,
              Series 2001D-D-1,
              4.750% 07/01/12...........................  Aa1       AA+       1,102
   2,655    Virginia State, Housing Development
              Authority, Revenue, (Rental Housing
              Project) Series 2000B, AMT,
              5.875% 08/01/15...........................  Aa1       AA+       2,835
   2,790    Virginia State, Public Building Authority,
              Public Facilities Revenue,
              Series 2002A,
              5.000% 08/01/14...........................  Aa1       AA+       3,072
   2,540    Virginia State, Public School Authority,
              Revenue Refunding, (School Financing
              Project) Series 1998A,
              4.875% 08/01/14...........................  Aa1       AA+       2,698
   1,480    Virginia State, Public School Authority,
              Revenue Refunding, Series 1993B, (State
              Aid Withholding),
              5.100% 01/01/05...........................  Aa1       AA        1,524
   2,195    Virginia State, Public School Authority,
              Revenue, Series 1993A, (State Aid
              Withholding),
              5.400% 01/01/08...........................  Aa1       AA        2,236

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   640    Virginia State, Public School Authority,
              Revenue, Series 1994A, (State Aid
              Withholding), Prerefunded 08/01/04 @ 102,
              6.125% 08/01/11...........................  Aa1       AA     $    680
   6,000    Virginia State, Public School Authority,
              Special Obligation Chesapeake School
              Financing Revenue, Series 1995, (State Aid
              Withholding), Prerefunded 06/01/05 @ 102,
              5.600% 06/01/12...........................  Aa3       AA        6,561
   1,070    Virginia State, Residential Authority,
              Infrastructure Revenue, Series 2000A,
              (MBIA Insured),
              5.500% 05/01/21...........................  Aaa       AAA       1,173
   1,205    Virginia State, Resource Authority, Airport
              Revenue, Series 2001A,
              5.250% 08/01/18...........................  Aa2       AA        1,318
   1,120    Virginia State, Resource Authority,
              Infrastructure Revenue, Series 2000A,
              (MBIA Insured),
              5.500% 05/01/22...........................  Aaa       AAA       1,220
   2,970    Virginia State, Resource Authority, Sewer
              Systems Revenue Refunding, (Harrisonburg-
              Rockingham Project) Series 1998,
              5.000% 05/01/18...........................  Aa2       AA        3,154
   1,750    Virginia State, Resource Authority, Sewer
              Systems Revenue, (Hopewell Regional
              Wastewater Facilities Project) Series
              1995A, AMT,
              6.000% 10/01/15...........................  Aa2       AA        1,844
   2,000    Virginia State, Resource Authority, Systems
              Revenue Refunding, Series 1998,
              5.000% 05/01/22...........................  Aa2       AA        2,066
   2,470    Virginia State, Resource Authority, Water
              and Sewer Systems Revenue Refunding,
              (Washington County Service Project) Series
              1993,
              5.150% 10/01/07...........................  Aa2       AA        2,520

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $   500    Virginia State, Resource Authority, Water
              and Sewer Systems Revenue, (Fauquier
              County Water and Sanitation Project)
              Series 1994C, Prerefunded 05/01/04 @ 102,
              6.125% 05/01/14...........................  Aa2       AA     $    525
   1,020    Virginia State, Resource Authority, Water
              and Sewer Systems Revenue, (Suffolk
              Project) Series 1996A,
              5.500% 04/01/17...........................  Aa2       AA        1,135
   1,000    Virginia State, Resource Authority, Water
              and Sewer Systems Revenue, (Sussex Service
              Authority Project) Series 1998,
              4.625% 10/01/18...........................  Aa2       AA        1,021
   1,175    Virginia State, Resources Authority,
              Infrastructure Revenue, Series 2002,
              5.000% 11/01/13...........................  Aa2       AA        1,315
   1,000    Virginia State, Resources Authority,
              Infrastructure Revenue, Series 2002B,
              5.000% 11/01/09...........................  Aa2       AA        1,133
   2,350    Virginia, Biotechnology Research Park
              Authority, Lease Revenue, (Biotech Two
              Project) Series 1996,
              5.750% 09/01/05...........................  Aa1       AA+       2,553
   1,000    Virginia, Biotechnology Research Park
              Authority, Lease Revenue, (Biotech Two
              Project) Series 1996,
              5.300% 09/01/13...........................  Aa1       AA+       1,114
   1,100    Virginia, Biotechnology Research Park
              Authority, Lease Revenue, (Consolidated
              Laboratories Project) Series 2001,
              5.125% 09/01/16...........................  Aa1       AA+       1,203
   2,475    Virginia, Chesapeake Bay Bridge and Tunnel
              Commission District Revenue, Series 1995,
              (FGIC Insured), Prerefunded 07/01/05 @
              102,
              5.875% 07/01/10...........................  Aaa       AAA       2,728

                       SEE NOTES TO FINANCIAL STATEMENTS.
 148

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,270    Virginia, College Building Authority,
              Virginia Educational Facilities Revenue,
              (21st Century Catalogue and Equipment
              Program Project)
              Series 2002A,
              5.000% 02/01/15...........................  Aa1       AA+    $  1,385
   2,300    Virginia, College Building Authority,
              Virginia Educational Facilities Revenue,
              (Public Higher Education Financing
              Program) Series 1999A,
              5.375% 09/01/12...........................  Aa1       AA+       2,594
   5,000    Virginia, College Building Authority,
              Virginia Educational Facilities Revenue,
              (University Richmond Project) Series
              2002A, Mandatory Put 03/01/09 @ 100,
              5.000% 03/01/32...........................  Aa1       AA        5,565
   1,000    Virginia, Commonwealth Transportation Board,
              Transportation Program Revenue, (Oak Grove
              Connector Project) Series 1997A,
              5.250% 05/15/22...........................  Aa1       AA+       1,061
   1,245    Virginia, Commonwealth Transportation Board,
              Transportation Revenue Refunding, (U.S.
              Route 58 Corridor Project) Series 1997C,
              5.125% 05/15/19...........................  Aa1       AA+       1,330
   3,375    Virginia, Commonwealth Transportation Board,
              Transportation Revenue Refunding, (U.S.
              Route 58 Corridor Project) Series 1997C,
              (MBIA Insured),
              5.000% 05/15/13...........................  Aaa       AAA       3,692
   2,465    Virginia, Port Authority, Commonwealth Port
              Fund Revenue, Series 1996, AMT,
              5.550% 07/01/12...........................  Aa1       AA+       2,600
   1,000    Virginia, Port Authority, Commonwealth Port
              Fund Revenue, Series 1997, AMT, (MBIA
              Insured),
              5.650% 07/01/17...........................  Aaa       AAA       1,091

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,210    Virginia, Port Authority, Port Facilities
              Revenue, Series 1997, AMT, (MBIA Insured),
              6.000% 07/01/07...........................  Aaa       AAA    $  1,378
   1,360    Virginia, Port Authority, Port Facilities
              Revenue, Series 2003, (MBIA Insured),
              5.125% 07/01/14...........................  Aaa       AAA       1,485
   1,430    Virginia, Port Authority, Port Facilities
              Revenue, Series 2003, (MBIA Insured),
              5.125% 07/01/15...........................  Aaa       AAA       1,550
   1,585    Virginia, Port Authority, Port Facilities
              Revenue, Series 2003, (MBIA Insured),
              5.250% 07/01/17...........................  Aaa       AAA       1,709
   5,000    Virginia, Southeastern Public Service
              Authority, Revenue Refunding, Series
              1993A, (MBIA Insured),
              5.100% 07/01/08...........................  Aaa       AAA       5,644
   1,000    Washington County, Virginia, Industrial
              Development Authority, Hospital Facility
              Revenue Refunding, (Johnston Memorial
              Hospital Project) Series 1995, Prerefunded
              07/01/05 @ 102,
              6.000% 07/01/14...........................  A2        A         1,102
   4,050    West Point, Virginia, Industrial Development
              Authority, Solid Waste Disposal Revenue,
              (Chesapeake Corporation Project) Series
              1994A, AMT,
              6.375% 03/01/19...........................  B1        BB        3,441
                                                                           --------
                                                                            279,746
                                                                           --------
            ALABAMA -- 0.6%
   2,000    Mobile, Alabama, Industrial Development
              Board, PCR Refunding, (International Paper
              Company Project) Series 1998B,
              4.750% 04/01/10...........................  Baa2      BBB       2,070
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            ALASKA -- 0.5%
 $ 1,385    Alaska, Municipal Bond Bank Authority,
              Revenue, Series 2003, (MBIA Insured),
              5.250% 12/01/18...........................  Aaa       AAA    $  1,524
                                                                           --------
            ARIZONA -- 0.7%
   2,030    Arizona, School Facilities Board Revenue,
              State School Improvement,
              Series 2002,
              5.250% 07/01/14...........................  Aaa       AAA       2,276
                                                                           --------
            CONNECTICUT -- 0.6%
   1,900    Connecticut State, GO, Series 2001G,
              5.000% 12/15/11...........................  Aa3       AA        2,133
                                                                           --------
            DISTRICT OF COLUMBIA -- 0.3%
   1,000    Metropolitan Washington, District of
              Columbia, Airport Authority, Virginia
              General Airport Revenue Refunding, Series
              1998B, AMT, (MBIA Insured),
              5.250% 10/01/10...........................  Aaa       AAA       1,088
                                                                           --------
            FLORIDA -- 1.8%
   2,265    Hillsborough County, Florida, Aviation
              Authority Revenue Refunding, (Tampa
              International Airport), Series 2003D,
              (MBIA Insured),
              5.500% 10/01/10...........................  Aaa       AAA       2,558
   1,195    Miami-Dade County, Florida, Health
              Authority, Hospital Revenue Refunding,
              (Miami Childrens Hospital Project) Series
              2001, (AMBAC Insured),
              4.375% 08/15/10...........................  Aaa       AAA       1,298
   2,100    Volusia County, Florida, Educational
              Facilities Authority, Revenue,
              Series 1996A,
              6.125% 10/15/16...........................  Baa3      BBB-      2,150
                                                                           --------
                                                                              6,006
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            GEORGIA -- 0.4%
 $ 1,450    Richmond County, Georgia, Development
              Authority, Environmental Improvement
              Revenue, (International Paper Company
              Project) Series 2001A,
              5.150% 03/01/15...........................  Baa2      BBB    $  1,471
                                                                           --------
            ILLINOIS -- 2.0%
   4,500    Illinois, Metropolitan Pier and Exposition
              Authority, Dedicated State Tax Revenue
              Refunding, (McCormick Plant Expansion)
              Series 2002B, (MBIA Insured),
              5.250% 06/15/11...........................  Aaa       AAA       5,094
   1,990    Will County, Illinois, Student Housing
              Revenue, (Joliet Junior College Project)
              Series 2002A,
              6.625% 09/01/23...........................  NR        NR        1,794
                                                                           --------
                                                                              6,888
                                                                           --------
            KANSAS -- 0.6%
   2,000    Burlington, Kansas, Environmental
              Improvement Revenue Refunding, (Power and
              Light Project) Series 1998K, Mandatory Put
              10/01/07 @ 100,
              4.750% 09/01/15...........................  A2        BBB       2,145
                                                                           --------
            MAINE -- 0.4%
   1,500    Baileyville, Maine, PCR, (Georgia-Pacific
              Corporation Project) Series 1998,
              4.750% 06/01/05...........................  Ba3       BB        1,478
                                                                           --------
            MARYLAND -- 0.9%
   2,555    Northeast Maryland, Waste Disposal
              Authority, Revenue Refunding, Series 2003,
              (AMBAC Insured),
              5.500% 04/01/10...........................  Aaa       AAA       2,881
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 150

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            MICHIGAN -- 0.6%
 $ 2,000    Southfield, Michigan, Library Building
              Authority, GO, Series 2000, (MBIA
              Insured),
              5.500% 05/01/24...........................  Aaa       AAA    $  2,141
                                                                           --------
            MISSISSIPPI -- 0.6%
   1,285    Mississippi State, Hospital Facilities and
              Equipment Authority, Revenue, (Forrest
              County General Hospital Project) Series
              2000, (FSA Insured),
              5.625% 01/01/20...........................  Aaa       AAA       1,397
     500    Warren County, Mississippi, Environmental
              Improvement Revenue Refunding,
              (International Paper Company Project)
              Series 2000A, AMT,
              6.700% 08/01/18...........................  Baa2      BBB         534
                                                                           --------
                                                                              1,931
                                                                           --------
            NEW YORK -- 0.6%
   2,005    New York City, New York, Industrial
              Development Agency, Civic Facility
              Revenue, (Polytechnic University Project)
              Series 2000,
              5.750% 11/01/10...........................  Ba1       BB+       1,958
                                                                           --------
            SOUTH CAROLINA -- 0.7%
   2,000    Calhoun County, South Carolina, Solid Waste
              Disposal Facility Revenue, (Carolina
              Eastman Company Project) Series 1992, AMT,
              6.750% 05/01/17...........................  A2        BBB-      2,531
                                                                           --------
            TENNESSEE -- 0.6%
   2,000    Memphis-Shelby County, Tennessee, Airport
              Authority, Special Facilities Revenue
              Refunding, (Federal Express Corporation
              Project) Series 2001,
              5.000% 09/01/09...........................  Baa2      BBB       2,196
                                                                           --------

PRINCIPAL                                                 MOODY'S   S&P
 AMOUNT                                                      RATINGS         VALUE
  (000)                                                    (UNAUDITED)       (000)
------------------------------------------------------------------------------------
            TEXAS -- 1.6%
 $ 2,000    Sam Rayburn, Texas, Municipal Power Agency,
              Revenue Refunding, Series 2002,
              6.000% 10/01/16...........................  Baa2      BBB-   $  2,112
   2,795    Trinity River Authority, Texas, Water
              Revenue Refunding, (Tarrant County Water
              Project) Series 2003, (MBIA Insured),
              5.500% 02/01/14...........................  Aaa       AAA       3,182
                                                                           --------
                                                                              5,294
                                                                           --------
            WASHINGTON -- 1.9%
   1,000    Energy Northwest Washington, Electric
              Revenue Refunding, Series 2002A, (MBIA
              Insured),
              5.750% 07/01/18...........................  Aaa       AAA       1,130
   5,035    Washington State, Motor Vehicle Fuel Tax,
              GO, Series 1997F,
              5.375% 07/01/22...........................  Aa1       AA+       5,358
                                                                           --------
                                                                              6,488
                                                                           --------
            WISCONSIN -- 0.3%
   1,000    Wisconsin State, Health and Educational
              Facilities Revenue, (Agnesian Healthcare
              Project) Series 2001,
              6.000% 07/01/21...........................  A3        A-        1,037
                                                                           --------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $313,097)...........................................    333,282
                                                                           --------

 SHARES
  (000)
---------
------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.6%
              (Cost $1,921)
  1,921     Nations Tax-Exempt Reserves, Capital Class Shares#..........      1,921
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Virginia Intermediate Municipal Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
                                                                             (000)
------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $315,018*)................................      99.1%  $335,203
                                                                           --------
            OTHER ASSETS AND
              LIABILITIES (NET)...............................       0.9%
            Cash........................................................   $      1
            Receivable for Fund shares sold.............................        230
            Dividends receivable........................................          1
            Interest receivable.........................................      4,555
            Payable for Fund shares redeemed............................       (282)
            Investment advisory fee payable.............................        (54)
            Administration fee payable..................................        (59)
            Shareholder servicing and distribution fees payable.........        (27)
            Distributions payable.......................................       (961)
            Accrued Trustees' fees and expenses.........................        (92)
            Accrued expenses and other liabilities......................       (101)
                                                                           --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET).........................................      3,211
                                                                           --------
            NET ASSETS........................................     100.0%  $338,414
                                                                           ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income.........................   $    871
            Accumulated net realized loss on investments sold...........       (126)
            Net unrealized appreciation of investments..................     20,185
            Paid-in capital.............................................    317,484
                                                                           --------
            NET ASSETS..................................................   $338,414
                                                                           ========

                                                                            VALUE
------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($260,794,900 / 23,305,075 shares outstanding)............     $11.19
                                                                           ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($58,633,556 / 5,239,014 shares outstanding)..............     $11.19
                                                                           ========

            Maximum sales charge........................................      3.25%
            Maximum offering price per share............................     $11.57

            INVESTOR B SHARES:
            Net asset value and offering price per share**
              ($16,543,478 / 1,477,988 shares outstanding)..............     $11.19
                                                                           ========
            INVESTOR C SHARES:
            Net asset value and offering price per share**
              ($2,442,303 / 218,257 shares outstanding).................     $11.19
                                                                           ========

---------------
 *Federal income tax information (see Note 7).
 **
  The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

Nations Virginia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

MBIA                                              11.34%

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at September 30, 2003 (as a percentage of net assets):

Education Revenue                                 10.16%
Resource Recovery                                 11.57%
Water Revenue                                     13.78%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 152

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


ABBREVIATIONS:

ACA              American Capital Access Corporation
AMBAC            American Municipal Bond Assurance Corporation
AMBAC-TCRS       American Municipal Bond Assurance
                   Corporation -- Transferable Custodial
                   Receipts
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Notes
CAPMAC           Capital Markets Assurance Corporation
CAPMAC-ITC       Capital Markets Assurance
                   Corporation -- Insured Trust Certificate
CONNIE LEE       College Construction Loan Insurance
                   Corporation
FGIC             Financial Guaranty Insurance Company
FGIC-TCRS        Financial Guaranty Insurance Company --
                   Transferable Custodial Receipts
FHLMC COLL       Federal Home Loan Mortgage Corporation
                   collateral
FHA              Federal Housing Authority
FHA COLL         Federal Housing Authority collateral
FNMA             Federal National Mortgage Association
FNMA COLL        Federal National Mortgage Association
                   collateral
FSA              Financial Security Assurance
FSA-CR           Financial Security Assurance -- Custodial
                   Receipts
GO               General Obligation
GNMA             Government National Mortgage Association
GNMA COLL        Government National Mortgage Association
                   collateral
GTY-AGMT         Guarantee Agreement
GTD              Guarantee
GTD STD LNS      Guaranteed Student Loans
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MBIA-IBC         Municipal Bond Insurance
                   Association -- Insured Bond Certificate
NR               Not Rated
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
Q-SBLF           Qualified School Board Loan Fund
SCSDE            South Carolina School District Enhancement
SCH BD GTY       School Bond Guarantee
SPA              Standby Purchase Agreement
VA COLL          Veterans Administration collateral
VA               Veterans Administration
XLCA             XL Capital Assurance

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                SHORT-TERM        INTERMEDIATE
                                                                MUNICIPAL          MUNICIPAL
                                                                  INCOME              BOND
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       14,012     $       44,540
Dividend income from affiliated funds.......................             173                158
                                                              --------------     --------------
                                                                      14,185             44,698
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,685              3,936
Administration fee..........................................           1,236              2,165
Transfer agent fees.........................................             173                332
Custodian fees..............................................              32                 60
Legal and audit fees........................................              48                 49
Trustees' fees and expenses.................................              10                 10
Interest expense............................................               1                 --*
Registration and filing fees................................              36                 27
Printing expense............................................              23                 31
Other.......................................................              20                 37
                                                              --------------     --------------
    Subtotal................................................           3,264              6,647
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             259                 54
  Investor B Shares.........................................               8                 32
  Investor C Shares.........................................             389                 37
                                                              --------------     --------------
    Total expenses..........................................           3,920              6,770
Fees waived and/or expenses reimbursed by investment
  advisor, administrator and/or distributor.................          (1,016)            (1,727)
                                                              --------------     --------------
    Net expenses............................................           2,904              5,043
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          11,281             39,655
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................            (341)             5,671
Net change in unrealized appreciation/(depreciation) of
  investments...............................................           5,528             (1,376)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......           5,187              4,295
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       16,468     $       43,950
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 154

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


                       CALIFORNIA                         FLORIDA                           GEORGIA
                      INTERMEDIATE      CALIFORNIA      INTERMEDIATE       FLORIDA        INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
        INCOME            BOND             BOND             BOND             BOND             BOND
-------------------------------------------------------------------------------------------------------

    $       19,724   $        2,760   $        8,159   $        5,585   $        2,985   $        4,160
                23               11               12               17                6               15
    --------------   --------------   --------------   --------------   --------------   --------------
            19,747            2,771            8,171            5,602            2,991            4,175
    --------------   --------------   --------------   --------------   --------------   --------------

             1,938              281              803              508              302              359
               853              155              353              280              133              197
               130               23               51               42               20               30
                25                5               11                8                4                6
                45               37               44               42               37               39
                10               10               10               10               10               10
                 1               --                1               --*              --*              --*
                35               --*              --*              --*              --*              --*
                16                8               12               11               10                9
                11               10                4                7                3                6
    --------------   --------------   --------------   --------------   --------------   --------------
             3,064              529            1,289              908              519              656

                50               15              177               23               54               24
                45                6               48               49               59               45
                 8               19               27               52                4               27
    --------------   --------------   --------------   --------------   --------------   --------------
             3,167              569            1,541            1,032              636              752
              (737)            (178)            (324)            (273)            (156)            (209)
    --------------   --------------   --------------   --------------   --------------   --------------
             2,430              391            1,217              759              480              543
    --------------   --------------   --------------   --------------   --------------   --------------
            17,317            2,380            6,954            4,843            2,511            3,632
    --------------   --------------   --------------   --------------   --------------   --------------

             1,846              172              439              160              904              (37)
             1,195              601           (1,469)            (192)          (1,220)             393
    --------------   --------------   --------------   --------------   --------------   --------------
             3,041              773           (1,030)             (32)            (316)             356
    --------------   --------------   --------------   --------------   --------------   --------------
    $       20,358   $        3,153   $        5,924   $        4,811   $        2,195   $        3,988
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


For the six months ended September 30, 2003

                                                                                    MARYLAND
                                                                  KANSAS          INTERMEDIATE
                                                                MUNICIPAL          MUNICIPAL
                                                                  INCOME              BOND
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $        2,020     $        5,561
Dividend income from affiliated funds.......................               4                 17
                                                              --------------     --------------
                                                                       2,024              5,578
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................             232                496
Administration fee..........................................             102                273
Transfer agent fees.........................................              16                 41
Custodian fees..............................................               4                  8
Legal and audit fees........................................              35                 42
Trustees' fees and expenses.................................              10                 10
Interest expense............................................              --*                --*
Registration and filing fees................................              --                  2
Printing expense............................................               7                 11
Other.......................................................               4                  9
                                                              --------------     --------------
    Subtotal................................................             410                892
Shareholder servicing and distribution fees:
  Investor A Shares.........................................               7                 41
  Investor B Shares.........................................               1                102
  Investor C Shares.........................................               2                 14
                                                              --------------     --------------
    Total expenses..........................................             420              1,049
Fees waived and/or expenses reimbursed by investment
  advisor, administrator and/or distributor.................            (131)              (271)
                                                              --------------     --------------
    Net expenses............................................             289                778
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................           1,735              4,800
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................             630                595
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (475)              (287)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......             155                308
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $        1,890     $        5,108
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 156

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


    NORTH CAROLINA   SOUTH CAROLINA     TENNESSEE          TEXAS           VIRGINIA
     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE     INTERMEDIATE
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND
--------------------------------------------------------------------------------------

    $        5,597   $        6,294   $        1,576   $        6,238   $        8,335
                22               25               15               27               22
    --------------   --------------   --------------   --------------   --------------
             5,619            6,319            1,591            6,265            8,357
    --------------   --------------   --------------   --------------   --------------

               493              528              147              551              714
               271              290               81              303              393
                40               44               13               46               59
                 8                9                3                9               11
                42               42               35               43               44
                10               10               10               10               10
                --*              --*              --*              --                1
                --*              --*               1               --*              --*
                11               10                8                9               13
                 9                7                4                6               10
    --------------   --------------   --------------   --------------   --------------
               884              940              302              977            1,255

                30               37               19               10               72
                93               59               21               24               86
                 9               53                8               --*              12
    --------------   --------------   --------------   --------------   --------------
             1,016            1,089              350            1,011            1,425
              (267)            (280)            (117)            (288)            (361)
    --------------   --------------   --------------   --------------   --------------
               749              809              233              723            1,064
    --------------   --------------   --------------   --------------   --------------
             4,870            5,510            1,358            5,542            7,293
    --------------   --------------   --------------   --------------   --------------

               345            1,208               57            1,690            1,232
              (375)             844               13              106           (1,234)
    --------------   --------------   --------------   --------------   --------------
               (30)           2,052               70            1,796               (2)
    --------------   --------------   --------------   --------------   --------------
    $        4,840   $        7,562   $        1,428   $        7,338   $        7,291
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                SHORT-TERM                           INTERMEDIATE
                                                             MUNICIPAL INCOME                       MUNICIPAL BOND
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/03           YEAR ENDED          9/30/03           YEAR ENDED
                                                      (UNAUDITED)          3/31/03          (UNAUDITED)          3/31/03
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $       11,281     $       19,463     $       39,655     $       72,145
Net realized gain/(loss) on investments............            (341)              (365)             5,671               (738)
Net change in unrealized
  appreciation/(depreciation) of investments.......           5,528             17,948             (1,376)            52,334
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................          16,468             37,046             43,950            123,741
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................          (8,888)           (14,580)           (38,631)           (70,371)
  Investor A Shares................................          (1,943)            (3,866)              (817)            (1,472)
  Investor B Shares................................              (9)               (28)               (96)              (167)
  Investor C Shares................................            (441)              (989)              (111)              (135)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares.................................              --                 --                 --             (3,412)
  Investor A Shares................................              --                 --                 --                (65)
  Investor B Shares................................              --                 --                 --                (10)
  Investor C Shares................................              --                 --                 --                 (9)
Net increase/(decrease) in net assets from Fund
  share transactions...............................         113,199            517,115           (122,079)           781,288
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............         118,386            534,698           (117,784)           829,388
NET ASSETS:
Beginning of period................................       1,068,038            533,340          2,024,931          1,195,543
                                                     --------------     --------------     --------------     --------------
End of period......................................  $    1,186,424     $    1,068,038     $    1,907,147     $    2,024,931
                                                     ==============     ==============     ==============     ==============
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period...........................................  $          106     $          106     $        2,290     $        2,290
                                                     ==============     ==============     ==============     ==============

---------------

(a)California Intermediate Municipal Bond Fund commenced operations on August 19, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 158

NATIONS FUNDS

                                          CALIFORNIA INTERMEDIATE                 CALIFORNIA
           MUNICIPAL INCOME                   MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/03         YEAR ENDED        9/30/03        PERIOD ENDED       9/30/03         YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)       3/31/03(A)      (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $       17,317   $       40,255   $        2,380   $        2,915   $        6,954   $       13,137
             1,846          (14,946)             172            1,455              439            2,506

             1,195           33,377              601             (458)          (1,469)           8,127
    --------------   --------------   --------------   --------------   --------------   --------------

            20,358           58,686            3,153            3,912            5,924           23,770

           (16,274)         (37,636)          (2,133)          (2,787)          (3,689)          (6,388)
              (857)          (2,203)            (186)             (91)          (3,001)          (6,278)
              (158)            (358)             (14)             (10)            (168)            (308)
               (28)             (58)             (47)             (27)             (96)            (163)

                --               --             (472)            (788)          (1,072)            (169)
                --               --              (43)             (34)            (916)            (123)
                --               --               (4)              (5)             (60)              (8)
                --               --              (14)             (12)             (34)              (3)

           (62,247)         (80,031)          11,410          135,697          (13,689)         103,881
    --------------   --------------   --------------   --------------   --------------   --------------
           (59,206)         (61,600)          11,650          135,855          (16,801)         114,211

           804,724          866,324          135,855               --          328,304          214,093
    --------------   --------------   --------------   --------------   --------------   --------------
    $      745,518   $      804,724   $      147,505   $      135,855   $      311,503   $      328,304
    ==============   ==============   ==============   ==============   ==============   ==============

    $        1,802   $        1,802   $           --   $           --   $          486   $          486
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                           FLORIDA INTERMEDIATE                         FLORIDA
                                                              MUNICIPAL BOND                        MUNICIPAL BOND
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/03           YEAR ENDED          9/30/03           YEAR ENDED
                                                      (UNAUDITED)          3/31/03          (UNAUDITED)          3/31/03
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $        4,843     $       10,285     $        2,511     $        5,644
Net realized gain/(loss) on investments............             160               (246)               904              2,186
Net change in unrealized
  appreciation/(depreciation) of investments.......            (192)             5,683             (1,220)             4,016
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................           4,811             15,722              2,195             11,846
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................          (4,222)            (9,317)            (1,408)            (3,344)
  Investor A Shares................................            (330)              (566)              (893)            (1,890)
  Investor B Shares................................            (141)              (259)              (198)              (394)
  Investor C Shares................................            (150)              (143)               (12)               (16)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares.................................              --                 --               (112)            (1,314)
  Investor A Shares................................              --                 --                (72)              (791)
  Investor B Shares................................              --                 --                (20)              (195)
  Investor C Shares................................              --                 --                 (1)                (8)
Net increase/(decrease) in net assets from Fund
  share transactions...............................          (8,001)            20,131            (10,675)            (8,469)
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............          (8,033)            25,568            (11,196)            (4,575)
NET ASSETS:
Beginning of period................................         253,842            228,274            125,041            129,616
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      245,809     $      253,842     $      113,845     $      125,041
                                                     ==============     ==============     ==============     ==============
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period...........................................  $          229     $          229     $          330     $          330
                                                     ==============     ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 160

NATIONS FUNDS

         GEORGIA INTERMEDIATE                     KANSAS                     MARYLAND INTERMEDIATE
            MUNICIPAL BOND                   MUNICIPAL INCOME                   MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/03         YEAR ENDED        9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $        3,632   $        7,914   $        1,735   $        3,970   $        4,800   $        9,894
               (37)          (1,005)             630              214              595             (527)

               393            4,617             (475)           2,856             (287)           8,353
    --------------   --------------   --------------   --------------   --------------   --------------

             3,988           11,526            1,890            7,040            5,108           17,720

            (3,038)          (6,730)          (1,629)          (3,788)          (3,833)          (8,105)
              (369)            (636)             (97)            (175)            (618)          (1,058)
              (141)            (422)              (3)              (3)            (306)            (658)
               (84)            (126)              (6)              (4)             (43)             (73)

                --               --             (178)            (207)              --               --
                --               --              (11)              (3)              --               --
                --               --               --*              --*              --               --
                --               --               (1)              --*              --               --

           (12,596)          24,795           (6,490)          (7,594)          (3,284)          39,225
    --------------   --------------   --------------   --------------   --------------   --------------
           (12,240)          28,407           (6,525)          (4,734)          (2,976)          47,051

           184,101          155,694           96,912          101,646          248,183          201,132
    --------------   --------------   --------------   --------------   --------------   --------------
    $      171,861   $      184,101   $       90,387   $       96,912   $      245,207   $      248,183
    ==============   ==============   ==============   ==============   ==============   ==============

    $          223   $          223   $          105   $          105   $          202   $          202
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                        NORTH CAROLINA INTERMEDIATE           SOUTH CAROLINA INTERMEDIATE
                                                              MUNICIPAL BOND                        MUNICIPAL BOND
                                                     ---------------------------------     ---------------------------------
                                                       SIX MONTHS                            SIX MONTHS
                                                         ENDED                                 ENDED
                                                        9/30/03           YEAR ENDED          9/30/03           YEAR ENDED
                                                      (UNAUDITED)          3/31/03          (UNAUDITED)          3/31/03
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
Net investment income/(loss).......................  $        4,870     $        9,955     $        5,510     $       11,976
Net realized gain/(loss) on investments............             345                542              1,208              1,256
Net change in unrealized
  appreciation/(depreciation) of investments.......            (375)             8,417                844              4,252
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations..................................           4,840             18,914              7,562             17,484
Distributions to shareholders from net investment
  income:
  Primary A Shares.................................          (4,097)            (8,537)            (4,543)           (10,227)
  Investor A Shares................................            (459)              (788)              (597)            (1,045)
  Investor B Shares................................            (286)              (594)              (195)              (466)
  Investor C Shares................................             (28)               (36)              (175)              (238)
Distributions to shareholders from net realized
  gains on investments:
  Primary A Shares.................................              --                 --               (701)               (61)
  Investor A Shares................................              --                 --                (91)                (8)
  Investor B Shares................................              --                 --                (40)                (3)
  Investor C Shares................................              --                 --                (35)                (2)
Net increase/(decrease) in net assets from Fund
  share transactions...............................          (3,523)            42,590             (3,608)            20,995
                                                     --------------     --------------     --------------     --------------
Net increase/(decrease) in net assets..............          (3,553)            51,549             (2,423)            26,429
NET ASSETS:
Beginning of period................................         246,846            195,297            263,375            236,946
                                                     --------------     --------------     --------------     --------------
End of period......................................  $      243,293     $      246,846     $      260,952     $      263,375
                                                     ==============     ==============     ==============     ==============
Undistributed net investment income/(distributions
  in excess of net investment income) at end of
  period...........................................  $          841     $          841     $          973     $          973
                                                     ==============     ==============     ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 162

NATIONS FUNDS

        TENNESSEE INTERMEDIATE              TEXAS INTERMEDIATE               VIRGINIA INTERMEDIATE
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/03         YEAR ENDED        9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $        1,358   $        2,583   $        5,542   $       12,599   $        7,293   $       14,853
                57              145            1,690            1,240            1,232              163

                13            2,333              106            7,192           (1,234)          11,420
    --------------   --------------   --------------   --------------   --------------   --------------

             1,428            5,061            7,338           21,031            7,291           26,436

              (998)          (1,871)          (5,308)         (12,148)          (5,843)         (12,065)
              (277)            (544)            (159)            (257)          (1,138)          (2,178)
               (59)            (136)             (74)            (191)            (275)            (560)
               (24)             (32)              (1)              (3)             (37)             (50)

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

            (8,534)          21,291           (5,460)          (3,632)         (25,037)          58,877
    --------------   --------------   --------------   --------------   --------------   --------------
            (8,464)          23,769           (3,664)           4,800          (25,039)          70,460

            76,204           52,435          277,574          272,774          363,453          292,993
    --------------   --------------   --------------   --------------   --------------   --------------
    $       67,740   $       76,204   $      273,910   $      277,574   $      338,414   $      363,453
    ==============   ==============   ==============   ==============   ==============   ==============

    $           32   $           32   $          451   $          451   $          871   $          871
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                       SHORT-TERM MUNICIPAL INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   35,190    $ 366,181       72,581    $ 749,385
  Issued as reinvestment of dividends.......................       41          429          135        1,391
  Redeemed..................................................  (22,417)    (233,217)     (34,322)    (354,048)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   12,814    $ 133,393       38,394    $ 396,728
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    5,976    $  62,233       13,937    $ 143,773
  Issued as reinvestment of dividends.......................      148        1,545          303        3,153
  Redeemed..................................................   (7,080)     (73,632)      (6,355)     (65,589)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (956)   $  (9,854)       7,885    $  81,337
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       --    $      --           --*          --*
  Issued as reinvestment of dividends.......................        1            8            2           24
  Redeemed..................................................      (28)        (287)         (18)        (186)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (27)   $    (279)         (16)   $    (162)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      999    $  10,415        5,378    $  55,405
  Issued as reinvestment of dividends.......................       23          238           64          637
  Redeemed..................................................   (1,991)     (20,714)      (1,629)     (16,830)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (969)   $ (10,061)       3,813    $  39,212
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   10,862    $ 113,199       50,076    $ 517,115
                                                              =======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 164

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,704    $ 183,834       34,883    $ 358,515
  Issued in exchange for assets of:
  Bank of America Arizona Tax-Exempt Fund (see Note 8)......       --           --        3,037       31,309
  Bank of America National Intermediate Tax-Exempt Bond Fund
    (see Note 8)............................................       --           --       35,674      367,794
  Bank of America National Short-Intermediate Tax-Exempt
    Fund (see Note 8).......................................       --           --       28,819      297,125
  Bank of America OregonTax-Exempt Income Fund (see Note
    8)......................................................       --           --        1,078       11,110
  Issued as reinvestment of dividends.......................       30          312          184        1,891
  Redeemed..................................................  (28,591)    (295,953)     (29,984)    (308,514)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (10,857)   $(111,807)      73,691    $ 759,230
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    3,119    $  32,497        7,717    $  79,375
  Shares issued upon conversion from Investor B Shares......       37          371           11          108
  Issued as reinvestment of dividends.......................       33          340           61          640
  Redeemed..................................................   (4,003)     (41,530)      (6,369)     (65,605)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (814)   $  (8,322)       1,420    $  14,518
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       76    $     796          265    $   2,735
  Issued as reinvestment of dividends.......................        5           53           10          107
  Shares redeemed upon conversion into Investor A Shares....      (37)        (371)         (11)        (108)
  Redeemed..................................................      (85)        (876)         (77)        (797)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (41)   $    (398)         187    $   1,937
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       98    $   1,023          664    $   6,852
  Issued as reinvestment of dividends.......................        5           53            7           76
  Redeemed..................................................     (254)      (2,628)        (128)      (1,325)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (151)   $  (1,552)         543    $   5,603
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (11,863)   $(122,079)      75,841    $ 781,288
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,151    $ 45,903       13,145    $ 144,745
  Issued as reinvestment of dividends.......................      19         214           39          435
  Redeemed..................................................  (8,876)    (98,574)     (19,806)    (218,230)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (4,706)   $(52,457)      (6,622)   $ (73,050)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   3,231    $ 35,743        7,637    $  83,898
  Shares issued upon conversion from Investor B Shares......      --*          1           19          212
  Shares issued upon conversion from Investor C Shares......       2          20           --           --
  Issued as reinvestment of dividends.......................      43         473          116        1,281
  Redeemed..................................................  (4,112)    (45,558)      (8,407)     (92,606)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (836)   $ (9,321)        (635)   $  (7,215)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      29    $    332          200    $   2,214
  Issued as reinvestment of dividends.......................       7          76           18          195
  Shares redeemed upon conversion into Investor A Shares....      --*         (1)         (19)        (212)
  Redeemed..................................................     (74)       (822)        (203)      (2,230)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (38)   $   (415)          (4)   $     (33)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      --*   $      2           82    $     907
  Issued as reinvestment of dividends.......................       1          16            4           42
  Shares redeemed upon conversion into Investor A Shares....      (2)        (20)          --           --
  Redeemed..................................................      (5)        (52)         (62)        (682)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      (6)   $    (54)          24    $     267
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (5,586)   $(62,247)      (7,237)   $ (80,031)
                                                              ======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 166

NATIONS FUNDS

                                                                CALIFORNIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003         PERIOD ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   1,815    $ 17,958       2,014    $ 20,166
  Issued in exchange for assets of Bank of America
    Shorter-Term California Tax-Exempt Fund (see Note 8)....      --          --      13,038     130,380
  Issued as reinvestment of dividends.......................      43         434          78         773
  Redeemed..................................................  (1,419)    (14,170)     (2,731)    (27,499)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     439    $  4,222      12,399    $123,820
                                                              ======    ========      ======    ========
INVESTOR A SHARES:+
  Sold......................................................     726    $  7,271         822    $  8,248
  Issued as reinvestment of dividends.......................      16         165          10          98
  Redeemed..................................................    (144)     (1,431)        (45)       (449)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     598    $  6,005         787    $  7,897
                                                              ======    ========      ======    ========
INVESTOR B SHARES:+
  Sold......................................................      35    $    353          98    $    983
  Issued as reinvestment of dividends.......................       1          13           1          12
  Redeemed..................................................      --*         --*         (5)        (49)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      36    $    366          94    $    946
                                                              ======    ========      ======    ========
INVESTOR C SHARES:+
  Sold......................................................     181    $  1,832         308    $  3,107
  Issued as reinvestment of dividends.......................       4          41           2          25
  Redeemed..................................................    (107)     (1,056)         (9)        (98)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      78    $    817         301    $  3,034
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   1,151    $ 11,410      13,581    $135,697
                                                              ======    ========      ======    ========

---------------

+ Primary A, Investor A, Investor B and Investor C shares commenced operations on August 19, 2002, September 9, 2002, August 28, 2002, and September 11, 2002, respectively.

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      CALIFORNIA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,043    $  7,830       4,191    $ 31,651
  Issued in exchange for assets of Bank of America
    Longer-Term California Tax-Exempt Fund (see Note 8).....      --          --      16,257     122,576
  Issued as reinvestment of dividends.......................      96         737          33         247
  Redeemed..................................................  (2,664)    (20,080)     (5,891)    (44,558)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,525)   $(11,513)     14,590    $109,916
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   3,046    $ 23,268       6,170    $ 45,995
  Issued as reinvestment of dividends.......................     316       2,404         479       3,616
  Redeemed..................................................  (3,794)    (28,763)     (7,855)    (58,766)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (432)   $ (3,091)     (1,206)   $ (9,155)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     111    $    853         324    $  2,432
  Issued as reinvestment of dividends.......................      20         150          28         210
  Redeemed..................................................     (74)       (558)       (142)     (1,064)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      57    $    445         210    $  1,578
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     147    $  1,135         445    $  3,357
  Issued as reinvestment of dividends.......................      12          88          16         120
  Redeemed..................................................    (102)       (753)       (256)     (1,935)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      57    $    470         205    $  1,542
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,843)   $(13,689)     13,799    $103,881
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 168

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,257    $ 24,494       4,917    $ 52,994
  Issued as reinvestment of dividends.......................       4          44           3          31
  Redeemed..................................................  (3,034)    (32,530)     (4,959)    (53,387)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (773)   $ (7,992)        (39)   $   (362)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     413    $  4,476       1,537    $ 16,589
  Shares issued upon conversion from Investor B Shares......      --*          2          30         322
  Issued as reinvestment of dividends.......................      12         134          24         260
  Redeemed..................................................    (577)     (6,233)       (700)     (7,525)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (152)   $ (1,621)        891    $  9,646
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      69    $    747         444    $  4,785
  Issued as reinvestment of dividends.......................       7          77          14         156
  Shares redeemed upon conversion into Investor A Shares....      --*         (2)        (30)       (322)
  Redeemed..................................................    (105)     (1,125)        (71)       (765)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (29)   $   (303)        357    $  3,854
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     223    $  2,425         661    $  7,155
  Issued as reinvestment of dividends.......................       4          46           5          55
  Redeemed..................................................     (51)       (556)        (20)       (217)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     176    $  1,915         646    $  6,993
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (778)   $ (8,001)      1,855    $ 20,131
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     377    $  3,844         904    $  9,122
  Issued as reinvestment of dividends.......................       4          37          13         130
  Redeemed..................................................  (1,385)    (13,912)     (1,798)    (18,107)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,004)   $(10,031)       (881)   $ (8,855)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     338    $  3,377         607    $  6,093
  Shares issued upon conversion from Investor B Shares......      20         196         140       1,413
  Issued as reinvestment of dividends.......................      48         488         134       1,349
  Redeemed..................................................    (463)     (4,644)       (968)     (9,717)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (57)   $   (583)        (87)   $   (862)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      65    $    669         290    $  2,921
  Issued as reinvestment of dividends.......................      10         101          28         285
  Shares redeemed upon conversion into Investor A Shares....     (20)       (196)       (140)     (1,413)
  Redeemed..................................................     (96)       (962)        (79)       (783)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (41)   $   (388)         99    $  1,010
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      40    $    399          46    $    463
  Issued as reinvestment of dividends.......................      --*          2          --*          4
  Redeemed..................................................      (8)        (74)        (22)       (229)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      32    $    327          24    $    238
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,070)   $(10,675)       (845)   $ (8,469)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 170

NATIONS FUNDS

                                                                 GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     490    $  5,351       2,537    $ 27,603
  Issued in exchange for Primary A Shares of Nations Georgia
    Municipal Bond Fund (see Note 8)........................      --          --       1,425      15,392
  Issued as reinvestment of dividends.......................       1           8           1          16
  Redeemed..................................................  (1,733)    (18,764)     (2,751)    (29,888)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,242)   $(13,405)      1,212    $ 13,123
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     302    $  3,265         915    $  9,971
  Issued in exchange for Investor A Shares of Nations
    Georgia Municipal Bond Fund (see Note 8)................      --          --         110       1,184
  Shares issued upon conversion from Investor B Shares......       4          42          93       1,006
  Issued as reinvestment of dividends.......................      22         233          45         493
  Redeemed..................................................    (215)     (2,363)       (622)     (6,772)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     113    $  1,177         541    $  5,882
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      49    $    542         119    $  1,304
  Issued in exchange for Investor B Shares of Nations
    Georgia Municipal Bond Fund (see Note 8)................      --          --         658       7,105
  Issued as reinvestment of dividends.......................       9          93          20         215
  Shares redeemed upon conversion into Investor A Shares....      (4)        (42)        (93)     (1,006)
  Redeemed..................................................    (101)     (1,104)       (510)     (5,571)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (47)   $   (511)        194    $  2,047
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     148    $  1,621         342    $  3,725
  Issued in exchange for Investor C Shares of Nations
    Georgia Municipal Bond Fund (see Note 8)................      --          --          24         259
  Issued as reinvestment of dividends.......................       5          55           8          86
  Redeemed..................................................    (141)     (1,533)        (30)       (327)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      12    $    143         344    $  3,743
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (1,164)   $(12,596)      2,291    $ 24,795
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        KANSAS MUNICIPAL INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    148      $ 1,543          460    $  4,767
  Issued as reinvestment of dividends.......................      8           81           15         153
  Redeemed..................................................   (652)      (6,789)      (1,592)    (16,528)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (496)     $(5,165)      (1,117)   $(11,608)
                                                               ====      =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................     38      $   397          489    $  5,142
  Issued as reinvestment of dividends.......................      5           48            9          97
  Redeemed..................................................   (165)      (1,741)        (184)     (1,899)
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................   (122)     $(1,296)         314    $  3,340
                                                               ====      =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................      3      $    30           22    $    231
  Issued as reinvestment of dividends.......................     --*           4           --*          3
  Redeemed..................................................     --*          --*          --*         --*
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................      3      $    34           22    $    234
                                                               ====      =======       ======    ========
INVESTOR C SHARES:+
  Sold......................................................     --      $    --           42    $    436
  Issued as reinvestment of dividends.......................      1            7           --*          4
  Redeemed..................................................     (7)         (70)          --*         --*
                                                               ----      -------       ------    --------
  Net increase/(decrease)...................................     (6)     $   (63)          42    $    440
                                                               ====      =======       ======    ========
  Total net increase/(decrease).............................   (621)     $(6,490)        (739)   $ (7,594)
                                                               ====      =======       ======    ========

---------------

+ Investor C Shares commenced operations on July 9, 2002.

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 172

NATIONS FUNDS

                                                                 MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,098    $ 12,386       2,146    $ 23,954
  Issued in exchange for Primary A Shares of Nations
    Maryland Municipal Bond (see Note 8)....................      --          --       1,651      18,132
  Issued as reinvestment of dividends.......................       6          85          18         196
  Redeemed..................................................  (1,448)    (16,205)     (2,561)    (28,581)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (344)   $ (3,734)      1,254    $ 13,701
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     479    $  5,370         721    $  8,039
  Issued in exchange for Investor A Shares of Nations
    Maryland Municipal Bond (see Note 8)....................      --          --         291       3,196
  Shares issued upon conversion from Investor B Shares......      --*          4         266       2,954
  Issued as reinvestment of dividends.......................      36         404          64         720
  Redeemed..................................................    (410)     (4,577)       (390)     (4,334)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     105    $  1,201         952    $ 10,575
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      65    $    737         150    $  1,681
  Issued in exchange for Investor B Shares of Nations
    Maryland Municipal Bond (see Note 8)....................      --          --       1,586      17,414
  Issued as reinvestment of dividends.......................      18         206          41         460
  Shares redeemed upon conversion into Investor A Shares....      --*         (4)       (266)     (2,954)
  Redeemed..................................................    (158)     (1,772)       (262)     (2,910)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (75)   $   (833)      1,249    $ 13,691
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      26    $    291          89    $    988
  Issued in exchange for Investor C Shares of Nations
    Maryland Municipal Bond (see Note 8)....................      --          --          36         399
  Issued as reinvestment of dividends.......................       3          29           5          52
  Redeemed..................................................     (21)       (238)        (16)       (181)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       8    $     82         114    $  1,258
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (306)   $ (3,284)      3,569    $ 39,225
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,130    $ 12,273       3,772    $ 40,493
  Issued in exchange for Primary A Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................      --          --       2,127      22,457
  Issued as reinvestment of dividends.......................       4          39           3          38
  Redeemed..................................................  (1,519)    (16,390)     (4,109)    (44,129)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (385)   $ (4,078)      1,793    $ 18,859
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     276    $  2,994         782    $  8,395
  Issued in exchange for Investor A Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................      --          --         385       4,062
  Shares issued upon conversion from Investor B Shares......      47         512         171       1,824
  Issued as reinvestment of dividends.......................      32         345          53         572
  Redeemed..................................................    (264)     (2,875)       (357)     (3,829)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      91    $    976       1,034    $ 11,024
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      75    $    815         121    $  1,297
  Issued in exchange for Investor B Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................      --          --       1,443      15,236
  Issued as reinvestment of dividends.......................      18         199          39         423
  Shares redeemed upon conversion into Investor A Shares....     (47)       (512)       (171)     (1,824)
  Redeemed..................................................    (109)     (1,167)       (302)     (3,242)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (63)   $   (665)      1,130    $ 11,890
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      60    $    656          76    $    826
  Issued in exchange for Investor C Shares of Nations North
    Carolina Municipal Bond (see Note 8)....................      --          --           5          50
  Issued as reinvestment of dividends.......................       1          10           1           8
  Redeemed..................................................     (39)       (422)         (6)        (67)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      22    $    244          76    $    817
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (335)   $ (3,523)      4,033    $ 42,590
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 174

NATIONS FUNDS

                                                              SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,089    $ 11,695       2,588    $ 27,699
  Issued in exchange for Primary A Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................      --          --       1,589      16,840
  Issued as reinvestment of dividends.......................      11         114          16         168
  Redeemed..................................................  (1,285)    (13,860)     (4,184)    (44,724)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (185)   $ (2,051)          9    $    (17)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     529    $  5,737       1,311    $ 14,015
  Issued in exchange for Investor A Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................      --          --          98       1,035
  Shares issued upon conversion from Investor B Shares......      62         668         200       2,129
  Issued as reinvestment of dividends.......................      35         377          48         517
  Redeemed..................................................    (694)     (7,482)       (632)     (6,753)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (68)   $   (700)      1,025    $ 10,943
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      79    $    852         128    $  1,370
  Issued in exchange for Investor B Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................      --          --         665       7,048
  Issued as reinvestment of dividends.......................      15         161          27         291
  Shares redeemed upon conversion into Investor A Shares....     (62)       (668)       (200)     (2,129)
  Redeemed..................................................     (92)       (989)       (254)     (2,731)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (60)   $   (644)        366    $  3,849
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     235    $  2,550         628    $  6,768
  Issued in exchange for Investor C Shares of Nations South
    Carolina Municipal Bond (see Note 8)....................      --          --          63         671
  Issued as reinvestment of dividends.......................       7          72           9          98
  Redeemed..................................................    (265)     (2,835)       (122)     (1,317)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (23)   $   (213)        578    $  6,220
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (336)   $ (3,608)      1,978    $ 20,995
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     956    $ 10,136       1,767    $ 18,707
  Issued in exchange for Primary A Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................      --          --         410       4,264
  Issued as reinvestment of dividends.......................       1           6           4          43
  Redeemed..................................................  (1,696)    (18,004)     (1,029)    (10,821)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (739)   $ (7,862)      1,152    $ 12,193
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     359    $  3,849         565    $  5,936
  Issued in exchange for Investor A Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................      --          --         131       1,362
  Shares issued upon conversion from Investor B Shares......      --*          3          63         668
  Issued as reinvestment of dividends.......................      18         191          36         379
  Redeemed..................................................    (428)     (4,536)       (308)     (3,242)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (51)   $   (493)        487    $  5,103
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       6    $     65          95    $  1,005
  Issued in exchange for Investor B Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................      --          --         280       2,907
  Issued as reinvestment of dividends.......................       4          43           9          92
  Shares redeemed upon conversion into Investor A Shares....      --*         (3)        (63)       (668)
  Redeemed..................................................     (44)       (465)        (37)       (384)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (34)   $   (360)        284    $  2,952
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      42    $    453         106    $  1,122
  Issued in exchange for Investor C Shares of Nations
    Tennessee Municipal Bond (see Note 8)...................      --          --          27         280
  Issued as reinvestment of dividends.......................       1          16           2          23
  Redeemed..................................................     (27)       (288)        (36)       (382)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      16    $    181          99    $  1,043
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (808)   $ (8,534)      2,022    $ 21,291
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 176

NATIONS FUNDS

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     797    $  8,360       1,728    $ 18,006
  Issued in exchange for Primary A Shares of Nations Texas
    Municipal Bond (see Note 8).............................      --          --         698       7,182
  Issued as reinvestment of dividends.......................       1          11           2          24
  Redeemed..................................................  (1,169)    (12,265)     (3,417)    (35,541)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (371)   $ (3,894)       (989)   $(10,329)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      73    $    786         412    $  4,296
  Issued in exchange for Investor A Shares of Nations Texas
    Municipal Bond (see Note 8).............................      --          --          34         351
  Shares issued upon conversion from Investor B Shares......       1           7          58         598
  Issued as reinvestment of dividends.......................       5          53          11         116
  Redeemed..................................................    (187)     (1,955)       (162)     (1,696)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (108)   $ (1,109)        353    $  3,665
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      13    $    135          10    $    103
  Issued in exchange for Investor B Shares of Nations Texas
    Municipal Bond
    (see Note 8)............................................      --          --         458       4,709
  Issued as reinvestment of dividends.......................       3          33           9          96
  Shares redeemed upon conversion into Investor A Shares....      (1)         (7)        (58)       (598)
  Redeemed..................................................     (63)       (664)       (125)     (1,303)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (48)   $   (503)        294    $  3,007
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      10    $    104           1    $      9
  Issued in exchange for Investor C Shares of Nations Texas
    Municipal Bond
    (see Note 8)............................................      --          --           2          20
  Issued as reinvestment of dividends.......................      --*         --*         --*          2
  Redeemed..................................................      (6)        (58)         (1)         (6)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       4    $     46           2    $     25
                                                              ======    ========      ======    ========
Total net increase/(decrease)...............................    (523)   $ (5,460)       (340)   $ (3,632)
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,112    $ 23,645       5,138    $ 56,838
  Issued in exchange for Primary A Shares of Nations
    Virginia Municipal Bond (see Note 8)....................      --          --       2,035      22,225
  Issued as reinvestment of dividends.......................       3          30           9         104
  Redeemed..................................................  (4,518)    (50,174)     (3,480)    (38,530)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (2,403)   $(26,499)      3,702    $ 40,637
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     574    $  6,420         797    $  8,813
  Issued in exchange for Investor A Shares of Nations
    Virginia Municipal Bond (see Note 8)....................      --          --         137       1,501
  Shares issued upon conversion from Investor B Shares......       1          14         224       2,469
  Issued as reinvestment of dividends.......................      70         781         138       1,532
  Redeemed..................................................    (513)     (5,712)       (422)     (4,698)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     132    $  1,503         874    $  9,617
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      49    $    545         214    $  2,378
  Issued in exchange for Investor B Shares of Nations
    Virginia Municipal Bond (see Note 8)....................      --          --         823       8,985
  Issued as reinvestment of dividends.......................      16         183          34         378
  Shares redeemed upon conversion into Investor A Shares....      (1)        (14)       (224)     (2,469)
  Redeemed..................................................    (137)     (1,513)       (129)     (1,418)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (73)   $   (799)        718    $  7,854
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      77    $    857          90    $    990
  Issued in exchange for Investor C Shares of Nations
    Virginia Municipal Bond (see Note 8)....................      --          --           5          56
  Issued as reinvestment of dividends.......................       2          26           3          35
  Redeemed..................................................     (11)       (125)        (28)       (312)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      68    $    758          70    $    769
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,276)   $(25,037)      5,364    $ 58,877
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 178

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.40         $0.11           $ 0.04            $0.15          $(0.11)
Year ended 3/31/2003#.....................    10.13          0.26             0.27             0.53           (0.26)
Year ended 3/31/2002*#....................    10.14          0.34             0.01             0.35           (0.36)
Year ended 3/31/2001#.....................     9.94          0.44             0.20             0.64           (0.44)
Year ended 3/31/2000#.....................    10.10          0.41            (0.16)            0.25           (0.41)
Year ended 3/31/1999#.....................    10.05          0.41             0.05             0.46           (0.41)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.40         $0.10           $ 0.05            $0.15          $(0.10)
Year ended 3/31/2003#.....................    10.13          0.23             0.27             0.50           (0.23)
Year ended 3/31/2002*#....................    10.14          0.30             0.03             0.33           (0.34)
Year ended 3/31/2001#.....................     9.94          0.41             0.21             0.62           (0.42)
Year ended 3/31/2000#.....................    10.10          0.39            (0.16)            0.23           (0.39)
Year ended 3/31/1999#.....................    10.05          0.39             0.05             0.44           (0.39)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.40         $0.06           $ 0.04            $0.10          $(0.06)
Year ended 3/31/2003#.....................    10.13          0.16             0.27             0.43           (0.16)
Year ended 3/31/2002*#....................    10.14          0.27            (0.02)            0.25           (0.26)
Year ended 3/31/2001#.....................     9.94          0.34             0.20             0.54           (0.34)
Year ended 3/31/2000#.....................    10.10          0.36            (0.16)            0.20           (0.36)
Year ended 3/31/1999#.....................    10.05          0.38             0.05             0.43           (0.38)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.40         $0.06           $ 0.05            $0.11          $(0.06)
Year ended 3/31/2003#.....................    10.13          0.15             0.28             0.43           (0.16)
Year ended 3/31/2002*#....................    10.14          0.19             0.06             0.25           (0.26)
Year ended 3/31/2001#.....................     9.94          0.34             0.20             0.54           (0.34)
Year ended 3/31/2000#.....................    10.10          0.32            (0.16)            0.16           (0.32)
Year ended 3/31/1999#.....................    10.05          0.40             0.02             0.42           (0.37)

---------------

 * Effective April 1, 2001, the Short-Term Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.33% to 3.37%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.08% to 3.12%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 2.33% to 2.37%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 180

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                          RATIO OF        RATIO OF                    RATIO OF
                           NET ASSETS     OPERATING    NET INVESTMENT                 OPERATING
  NET ASSET                  END OF      EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD      AVERAGE NET   TO AVERAGE NET  TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)         ASSETS          ASSETS        RATE        NET ASSETS
--------------------------------------------------------------------------------------------------

   $10.44         1.46%     $910,553        0.40%(a)+       2.58%+         7%           0.58%+
    10.40         5.27       773,148        0.40(a)         2.46          11            0.59
    10.13         3.54       364,372        0.40(a)         3.37          12            0.63
    10.14         6.61       105,004        0.40(a)         4.41          38            0.66
     9.94         2.58        94,393        0.40(a)         4.16          90            0.77
    10.10         4.71        79,002        0.40(a)         4.11          53            0.80

   $10.45         1.43%     $201,549        0.65%(a)+       2.33%+         7%           0.83%+
    10.40         5.00       210,556        0.65(a)         2.21          11            0.84
    10.13         3.27       125,262        0.65(a)         3.12          12            0.88
    10.14         6.34        23,613        0.65(a)         4.16          38            0.91
     9.94         2.35        22,415        0.63(a)         3.93          90            1.02
    10.10         4.50        35,805        0.60(a)         3.91          53            1.05

   $10.44         0.95%     $  1,499        1.40%(a)+       1.58%+         7%           1.58%+
    10.40         4.22         1,771        1.40(a)         1.46          11            1.59
    10.13         2.51         1,884        1.40(a)         2.37          12            1.63
    10.14         5.56         3,463        1.40(a)         3.41          38            1.66
     9.94         1.99         7,030        0.94(a)         3.62          90            1.77
    10.10         4.34        13,931        0.75(a)         3.76          53            1.80

   $10.45         1.05%     $ 72,823        1.40%(a)+       1.58%+         7%           1.58%+
    10.40         4.21        82,563        1.40(a)         1.46          11            1.59
    10.13         2.47        41,822        1.40(a)         2.37          12            1.63
    10.14         5.55         1,417        1.40(a)         3.41          38            1.66
     9.94         1.57         1,616        1.40(a)         3.16          90            1.77
    10.10         4.29         2,583        0.83(a)         3.68          53            1.80

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.36         $0.21           $ 0.03           $ 0.24          $(0.21)
Year ended 3/31/2003#.....................    10.00          0.44             0.38             0.82           (0.44)
Year ended 3/31/2002*#....................    10.15          0.47            (0.15)            0.32           (0.47)
Year ended 3/31/2001......................     9.78          0.47             0.37             0.84           (0.47)
Year ended 3/31/2000#.....................    10.30          0.47            (0.50)           (0.03)          (0.47)
Year ended 3/31/1999......................    10.30          0.47             0.07             0.54           (0.47)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.36         $0.20           $ 0.03           $ 0.23          $(0.20)
Year ended 3/31/2003#.....................    10.00          0.42             0.38             0.80           (0.42)
Year ended 3/31/2002*#....................    10.15          0.45            (0.16)            0.29           (0.44)
Year ended 3/31/2001......................     9.78          0.46             0.36             0.82           (0.45)
Year ended 3/31/2000#.....................    10.30          0.45            (0.50)           (0.05)          (0.45)
Year ended 3/31/1999......................    10.30          0.45             0.07             0.52           (0.45)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.36         $0.16           $ 0.03           $ 0.19          $(0.16)
Year ended 3/31/2003#.....................    10.00          0.33             0.39             0.72           (0.34)
Year ended 3/31/2002*#....................    10.15          0.36            (0.14)            0.22           (0.37)
Year ended 3/31/2001......................     9.78          0.37             0.37             0.74           (0.37)
Year ended 3/31/2000 #....................    10.30          0.38            (0.50)           (0.12)          (0.38)
Year ended 3/31/1999......................    10.30          0.39             0.07             0.46           (0.39)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.36         $0.16           $ 0.03           $ 0.19          $(0.16)
Year ended 3/31/2003#.....................    10.00          0.33             0.39             0.72           (0.34)
Year ended 3/31/2002*#....................    10.16          0.35            (0.14)            0.21           (0.37)
Year ended 3/31/2001......................     9.78          0.37             0.38             0.75           (0.37)
Year ended 3/31/2000#.....................    10.30          0.38            (0.50)           (0.12)          (0.38)
Year ended 3/31/1999......................    10.30          0.40             0.09             0.49           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000 #....................      (0.02)
Year ended 3/31/1999......................      (0.07)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000#.....................      (0.02)
Year ended 3/31/1999......................      (0.07)

---------------

 * Effective April 1, 2001, the Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.53% to 4.61%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.28% to 4.36%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.53% to 3.61%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 182

NATIONS FUNDS

                                                                                                    WITHOUT WAIVERS
                                                                                                    AND/OR EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                    ---------------
                                                           RATIO OF        RATIO OF                    RATIO OF
    TOTAL                                  NET ASSETS     OPERATING     NET INVESTMENT                 OPERATING
  DIVIDENDS       NET ASSET                  END OF      EXPENSES TO    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      AVERAGE NET    TO AVERAGE NET  TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)          ASSETS          ASSETS        RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------

   $(0.21)         $10.39         2.34%    $1,858,900        0.50%(a)+       4.03%+         9%           0.68%+
    (0.46)          10.36         8.34      1,966,401        0.50            4.27          15            0.68
    (0.47)          10.00         3.17      1,160,559        0.50(a)         4.61          14            0.68
    (0.47)          10.15         8.81      1,196,121        0.50(a)         4.73          17            0.68
    (0.49)           9.78        (0.27)       849,966        0.50(a)         4.75          30            0.70
    (0.54)          10.30         5.33        918,367        0.50(a)         4.55          40            0.68

   $(0.20)         $10.39         2.21%    $   36,297        0.75%(a)+       3.78%+         9%           0.93%+
    (0.44)          10.36         8.07         44,628        0.75            4.02          15            0.93
    (0.44)          10.00         2.91         28,868        0.75(a)         4.36          14            0.93
    (0.45)          10.15         8.54         20,728        0.75(a)         4.48          17            0.93
    (0.47)           9.78        (0.49)        19,782        0.73(a)         4.52          30            0.95
    (0.52)          10.30         5.12         16,149        0.70(a)         4.35          40            0.93

   $(0.16)         $10.39         1.83%    $    5,800        1.50%(a)+       3.03%+         9%           1.68%+
    (0.36)          10.36         7.26          6,200        1.50            3.27          15            1.68
    (0.37)          10.00         2.14          4,110        1.50(a)         3.61          14            1.68
    (0.37)          10.15         7.74          2,563        1.50(a)         3.73          17            1.68
    (0.40)           9.78        (1.18)         2,733        1.42(a)         3.83          30            1.70
    (0.46)          10.30         4.49          2,556        1.30(a)         3.75          40            1.68

   $(0.16)         $10.39         1.83%    $    6,150        1.50%(a)+       3.03%+         9%           1.68%+
    (0.36)          10.36         7.25          7,702        1.50            3.27          15            1.68
    (0.37)          10.00         2.03          2,006        1.50(a)         3.61          14            1.68
    (0.37)          10.16         7.84            528        1.50(a)         3.73          17            1.68
    (0.40)           9.78        (1.19)           539        1.50(a)         3.75          30            1.70
    (0.49)          10.30         4.80          1,511        1.21(a)         3.84          40            1.68

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.07         $0.25           $ 0.03           $ 0.28          $(0.25)
Year ended 3/31/2003#.....................    10.83          0.53             0.24             0.77           (0.53)
Year ended 3/31/2002*#....................    11.14          0.55            (0.31)            0.24           (0.55)
Year ended 3/31/2001#.....................    10.69          0.56             0.45             1.01           (0.56)
Year ended 3/31/2000#.....................    11.48          0.54            (0.78)           (0.24)          (0.54)
Year ended 3/31/1999......................    11.46          0.54             0.07             0.61           (0.54)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.06         $0.24           $ 0.04           $ 0.28          $(0.24)
Year ended 3/31/2003#.....................    10.83          0.50             0.23             0.73           (0.50)
Year ended 3/31/2002*#....................    11.14          0.53            (0.31)            0.22           (0.53)
Year ended 3/31/2001#.....................    10.68          0.53             0.46             0.99           (0.53)
Year ended 3/31/2000#.....................    11.48          0.52            (0.79)           (0.27)          (0.52)
Year ended 3/31/1999......................    11.46          0.52             0.07             0.59           (0.52)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $11.06         $0.19           $ 0.04           $ 0.23          $(0.19)
Year ended 3/31/2003#.....................    10.83          0.42             0.23             0.65           (0.42)
Year ended 3/31/2002*#....................    11.13          0.44            (0.30)            0.14           (0.44)
Year ended 3/31/2001#.....................    10.69          0.45             0.44             0.89           (0.45)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.44             0.08             0.52           (0.45)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $11.07         $0.19           $ 0.03           $ 0.22          $(0.19)
Year ended 3/31/2003#.....................    10.84          0.42             0.23             0.65           (0.42)
Year ended 3/31/2002*#....................    11.14          0.44            (0.30)            0.14           (0.44)
Year ended 3/31/2001#.....................    10.69          0.45             0.45             0.90           (0.45)
Year ended 3/31/2000#.....................    11.48          0.44            (0.78)           (0.34)          (0.44)
Year ended 3/31/1999......................    11.46          0.46             0.07             0.53           (0.46)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.05)

---------------

 * Effective April 1, 2001, the Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.95% to 5.01%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.70% to 4.76%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.95% to 4.01%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 184

NATIONS FUNDS

                                                                                                  WITHOUT WAIVERS
                                                                                                  AND/OR EXPENSE
                                                                                                  REIMBURSEMENTS
                                                                                                  ---------------
                                                          RATIO OF     RATIO OF NET                  RATIO OF
    TOTAL                                  NET ASSETS     OPERATING     INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF      EXPENSES TO   INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD        AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS     NET ASSETS      RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------

   $(0.25)         $11.10         2.55%     $699,397        0.60%(a)+      4.48%+         5%           0.79%+
    (0.53)          11.07         7.19       749,047        0.60(a)        4.77          25            0.79
    (0.55)          10.83         2.21       805,149        0.60(a)        5.01          13            0.79
    (0.56)          11.14         9.80       881,611        0.60(a)        5.13          18            0.79
    (0.55)          10.69        (2.08)      552,650        0.60(a)        4.99          36            0.82
    (0.59)          11.48         5.42       635,629        0.60(a)        4.71          11            0.80

   $(0.24)         $11.10         2.51%     $ 35,704        0.85%(a)+      4.23%+         5%           1.04%+
    (0.50)          11.06         6.83        44,823        0.85(a)        4.52          25            1.04
    (0.53)          10.83         1.95        50,765        0.85(a)        4.76          13            1.04
    (0.53)          11.14         9.55        38,591        0.83(a)        4.90          18            1.04
    (0.53)          10.68        (2.28)       35,937        0.83(a)        4.76          36            1.07
    (0.57)          11.48         5.21        28,625        0.80(a)        4.51          11            1.05

   $(0.19)         $11.10         2.13%     $  8,874        1.60%(a)+      3.48%+         5%           1.79%+
    (0.42)          11.06         6.04         9,263        1.60(a)        3.77          25            1.79
    (0.44)          10.83         1.28         9,116        1.60(a)        4.01          13            1.79
    (0.45)          11.13         8.62         8,930        1.60(a)        4.13          18            1.79
    (0.45)          10.69        (2.99)        8,795        1.53(a)        4.06          36            1.82
    (0.50)          11.48         4.53        13,810        1.45(a)        3.86          11            1.80

   $(0.19)         $11.10         2.04%     $  1,543        1.60%(a)+      3.48%+         5%           1.79%+
    (0.42)          11.07         6.03         1,591        1.60(a)        3.77          25            1.79
    (0.44)          10.84         1.28         1,294        1.60(a)        4.01          13            1.79
    (0.45)          11.14         8.71         1,318        1.60(a)        4.13          18            1.79
    (0.45)          10.69        (3.03)        1,418        1.60(a)        3.99          36            1.82
    (0.51)          11.48         4.64         2,150        1.36(a)        3.95          11            1.80

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...   $10.00         $0.17           $0.05             $0.22          $(0.17)
Period ended 3/31/2003#...................    10.00          0.22            0.07              0.29           (0.22)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $10.02         $0.16           $0.05             $0.21          $(0.16)
Period ended 3/31/2003#...................    10.00          0.18            0.09              0.27           (0.18)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $10.01         $0.12           $0.05             $0.17          $(0.12)
Period ended 3/31/2003#...................    10.00          0.15            0.08              0.23           (0.15)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $10.02         $0.12           $0.05             $0.17          $(0.12)
Period ended 3/31/2003#...................    10.00          0.14            0.09              0.23           (0.14)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CALIFORNIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Period ended 3/31/2003#...................      (0.07)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Period ended 3/31/2003#...................      (0.07)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Period ended 3/31/2003#...................      (0.07)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Period ended 3/31/2003#...................      (0.07)

---------------

 * California Intermediate Municipal Bond Primary A, Investor A, Investor B and Investor C shares commenced operations on August 19, 2002, September 9, 2002, August 29, 2002, and September 11, 2002 respectively.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 186

NATIONS FUNDS

                                                                                                  WITHOUT WAIVERS
                                                                                                  AND/OR EXPENSE
                                                                                                  REIMBURSEMENTS
                                                                                                  ---------------
                                                          RATIO OF     RATIO OF NET                  RATIO OF
    TOTAL                                  NET ASSETS     OPERATING     INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES     INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE     TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS     NET ASSETS      RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------

   $(0.21)         $10.01         2.23%     $128,499        0.50%+         3.44%+         2%           0.75%+
    (0.29)          10.00         2.94       124,009        0.50(a)+       3.61+         19            0.77+

   $(0.20)         $10.03         2.10%     $ 13,897        0.75%+         3.19%+         2%           1.00%+
    (0.25)          10.02         1.42         7,884        0.75(a)+       3.36+         19            1.02+

   $(0.16)         $10.02         1.72%     $  1,309        1.50%+         2.44%+         2%           1.75%+
    (0.22)          10.01         1.91           945        1.50(a)+       2.61+         19            1.77+

   $(0.16)         $10.03         1.72%     $  3,800        1.50%+         2.44%+         2%           1.75%+
    (0.21)          10.02         0.96         3,017        1.50(a)+       2.61+         19            1.77+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...    $7.60         $0.17           $(0.02)          $ 0.15          $(0.17)
Year ended 3/31/2003#.....................     7.28          0.35             0.32             0.67           (0.34)
Year ended 3/31/2002*#....................     7.45          0.35            (0.14)            0.21           (0.35)
Year ended 3/31/2001#.....................     7.13          0.37             0.33             0.70           (0.36)
Period ended 3/31/2000***.................     7.51          0.30            (0.36)           (0.06)          (0.30)
INVESTOR A SHARES**
Six months ended 9/30/2003# (unaudited)...    $7.61         $0.16           $(0.02)          $ 0.14          $(0.16)
Year ended 3/31/2003#.....................     7.29          0.33             0.32             0.65           (0.32)
Year ended 3/31/2002*#....................     7.47          0.33            (0.15)            0.18           (0.33)
Year ended 3/31/2001#.....................     7.14          0.35             0.34             0.69           (0.34)
Period ended 3/31/2000....................     7.50          0.31            (0.34)           (0.03)          (0.31)
Period ended 5/14/1999....................     7.60          0.07            (0.10)           (0.03)          (0.07)
Year ended 2/28/1999......................     7.64          0.34             0.10             0.44           (0.34)
INVESTOR B SHARES**
Six months ended 9/30/2003# (unaudited)...    $7.61         $0.13           $(0.01)          $ 0.12          $(0.13)
Year ended 3/31/2003#.....................     7.29          0.27             0.33             0.60           (0.27)
Year ended 3/31/2002*#....................     7.47          0.27            (0.14)            0.13           (0.28)
Year ended 3/31/2001#.....................     7.14          0.30             0.34             0.64           (0.29)
Period ended 3/31/2000....................     7.51          0.27            (0.35)           (0.08)          (0.27)
Period ended 5/14/1999....................     7.61          0.06            (0.10)           (0.04)          (0.06)
Period ended 2/28/1999****................     7.61          0.16             0.14             0.30           (0.16)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...    $7.59         $0.13           $(0.02)          $ 0.11          $(0.13)
Year ended 3/31/2003#.....................     7.27          0.27             0.33             0.60           (0.27)
Year ended 3/31/2002*#....................     7.44          0.27            (0.13)            0.14           (0.28)
Year ended 3/31/2001#.....................     7.12          0.30             0.33             0.63           (0.29)
Period ended 3/31/2000****................     7.31          0.19            (0.17)            0.02           (0.19)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.05)
Year ended 3/31/2003#.....................      (0.01)
Year ended 3/31/2002*#....................      (0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000***.................      (0.02)
INVESTOR A SHARES**
Six months ended 9/30/2003# (unaudited)...     $(0.05)
Year ended 3/31/2003#.....................      (0.01)
Year ended 3/31/2002*#....................      (0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000....................      (0.02)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (0.14)
INVESTOR B SHARES**
Six months ended 9/30/2003# (unaudited)...     $(0.05)
Year ended 3/31/2003#.....................      (0.01)
Year ended 3/31/2002*#....................      (0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000....................      (0.02)
Period ended 5/14/1999....................         --
Period ended 2/28/1999****................      (0.14)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.05)
Year ended 3/31/2003#.....................      (0.01)
Year ended 3/31/2002*#....................      (0.03)
Year ended 3/31/2001#.....................      (0.02)
Period ended 3/31/2000****................      (0.02)

---------------
   * Effective April 1, 2001, the California Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

      Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.69% to 4.71%.

      Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.46%.

      Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.

      Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.69% to 3.71%.

      Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

  ** The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21,1999. Prior to May 21,1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC

 *** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 ****California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Per share net investment income has been calculated using the monthly average shares method.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 188

NATIONS FUNDS

                                                                                                    WITHOUT WAIVERS
                                                                                                    AND/OR EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                    ---------------
                                                           RATIO OF        RATIO OF                    RATIO OF
    TOTAL                                  NET ASSETS     OPERATING     NET INVESTMENT                 OPERATING
  DIVIDENDS       NET ASSET                  END OF      EXPENSES TO    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      AVERAGE NET      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)          ASSETS        NET ASSETS      RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------

   $(0.22)          $7.53         1.97%     $158,144         0.60%(a)+       4.48%+         5%           0.80%+
    (0.35)           7.60         9.37       171,155         0.60(a)         4.56           6            0.82
    (0.38)           7.28         2.85        57,803         0.60            4.71           8            0.85
    (0.38)           7.45        10.05        37,285         0.60(a)         5.04          20            0.82
    (0.32)           7.13        (0.66)       21,654         0.60+(a)        4.70+         34            0.79+

   $(0.21)          $7.54         1.84%     $138,275         0.85%(a)+       4.23%+         5%           1.05%+
    (0.33)           7.61         9.09       142,798         0.85(a)         4.31           6            1.07
    (0.36)           7.29         2.45       145,567         0.85            4.46           8            1.10
    (0.36)           7.47         9.93       149,282         0.83(a)         4.81          20            1.07
    (0.33)           7.14        (0.46)      157,672         0.80+(a)        4.50+         34            1.04+
    (0.07)           7.50        (0.42)      206,000         0.93+           4.40+          1            0.96+
    (0.48)           7.60         5.94       219,000         0.93            4.42          42            0.93

   $(0.18)          $7.55         1.59%     $  9,738         1.60%(a)+       3.48%+         5%           1.80%+
    (0.28)           7.61         8.27         9,390         1.60(a)         3.56           6            1.82
    (0.31)           7.29         1.68         7,458         1.60            3.71           8            1.85
    (0.31)           7.47         9.15         5,729         1.55(a)         4.09          20            1.82
    (0.29)           7.14        (1.16)        4,206         1.45+(a)        3.85+         34            1.79+
    (0.06)           7.51        (0.57)        3,000         1.66+           3.63+          1            1.69+
    (0.30)           7.61         4.09         2,000         1.70+(b)        3.67+         42            1.71+(b)

   $(0.18)          $7.52         1.47%     $  5,346         1.60%(a)+       3.48%+         5%           1.80%+
    (0.28)           7.59         8.30         4,961         1.60(a)         3.56           6            1.82
    (0.31)           7.27         1.82         3,265         1.60            3.71           8            1.85%
    (0.31)           7.44         8.97         1,191         1.60(a)         4.04          20            1.82
    (0.21)           7.12         0.30           258         1.60+(a)        3.70+         34            1.79+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.81         $0.21           $ 0.01           $ 0.22          $(0.21)
Year ended 3/31/2003#.....................    10.55          0.46             0.26             0.72           (0.46)
Year ended 3/31/2002*#....................    10.70          0.50            (0.15)            0.35           (0.50)
Year ended 3/31/2001......................    10.34          0.50             0.37             0.87           (0.51)
Year ended 3/31/2000#.....................    10.79          0.50            (0.45)            0.05           (0.50)
Year ended 3/31/1999......................    10.77          0.50             0.02             0.52           (0.50)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.80         $0.20           $ 0.02           $ 0.22          $(0.20)
Year ended 3/31/2003#.....................    10.54          0.43             0.26             0.69           (0.43)
Year ended 3/31/2002*#....................    10.69          0.47            (0.15)            0.32           (0.47)
Year ended 3/31/2001......................    10.33          0.48             0.36             0.84           (0.48)
Year ended 3/31/2000#.....................    10.79          0.48            (0.46)            0.02           (0.48)
Year ended 3/31/1999......................    10.77          0.48             0.02             0.50           (0.48)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.81         $0.16           $ 0.01           $ 0.17          $(0.16)
Year ended 3/31/2003#.....................    10.55          0.35             0.26             0.61           (0.35)
Year ended 3/31/2002*#....................    10.70          0.39            (0.15)            0.24           (0.39)
Year ended 3/31/2001......................    10.34          0.40             0.36             0.76           (0.40)
Year ended 3/31/2000#.....................    10.79          0.41            (0.45)           (0.04)          (0.41)
Year ended 3/31/1999......................    10.77          0.42             0.02             0.44           (0.42)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.82         $0.16           $ 0.02           $ 0.18          $(0.16)
Year ended 3/31/2003#.....................    10.56          0.35             0.26             0.61           (0.35)
Year ended 3/31/2002*#....................    10.72          0.31            (0.08)            0.23           (0.39)
Year ended 3/31/2001......................    10.36          0.40             0.36             0.76           (0.40)
Year ended 3/31/2000#.....................    10.79          0.40            (0.43)           (0.03)          (0.40)
Year ended 3/31/1999......................    10.77          0.41             0.03             0.44           (0.42)

---------------

 * Effective April 1, 2001, the Florida Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 190

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                          RATIO OF      RATIO OF NET                  RATIO OF
                           NET ASSETS     OPERATING      INVESTMENT                   OPERATING
  NET ASSET                  END OF      EXPENSES TO   INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD      AVERAGE NET     TO AVERAGE    TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)         ASSETS        NET ASSETS      RATE        NET ASSETS
--------------------------------------------------------------------------------------------------

   $10.82         2.07%     $208,587        0.50%(a)+       3.90%+        12%           0.71%+
    10.81         6.94       216,624        0.50(a)         4.29          20            0.72
    10.55         3.28       211,928        0.50(a)         4.65          15            0.73
    10.70         8.59       240,441        0.50(a)         4.82           6            0.71
    10.34         0.54       207,704        0.50(a)         4.80          12            0.74
    10.79         4.95       234,530        0.50            4.65          14            0.72

   $10.82         2.04%     $ 16,741        0.75%(a)+       3.65%+        12%           0.96%+
    10.80         6.68        18,358        0.75(a)         4.04          20            0.97
    10.54         3.03         8,530        0.75(a)         4.40          15            0.98
    10.69         8.33         5,319        0.75(a)         4.57           6            0.96
    10.33         0.22         9,695        0.73(a)         4.57          12            0.99
    10.79         4.74        12,783        0.70            4.45          14            0.97

   $10.82         1.56%     $  9,400        1.50%(a)+       2.90%+        12%           1.71%+
    10.81         5.87         9,700        1.50(a)         3.29          20            1.72
    10.55         2.26         5,700        1.50(a)         3.65          15            1.73
    10.70         7.52         4,429        1.50(a)         3.82           6            1.71
    10.34        (0.38)        4,639        1.41(a)         3.89          12            1.74
    10.79         4.11         5,090        1.30            3.85          14            1.72

   $10.84         1.65%     $ 11,081        1.50%(a)+       2.90%+        12%           1.71%+
    10.82         5.85         9,160        1.50(a)         3.29          20            1.72
    10.56         2.12         2,116        1.50(a)         3.65          15            1.73
    10.72         7.49           172        1.50(a)         3.82           6            1.71
    10.36        (0.26)          117        1.50(a)         3.80          12            1.74
    10.79         4.10         1,416        1.36            3.79          14            1.72

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.11         $0.22           $(0.01)          $ 0.21          $(0.22)
Year ended 3/31/2003#.....................     9.81          0.46             0.48             0.94           (0.46)
Year ended 3/31/2002*#....................     9.98          0.47            (0.12)            0.35           (0.47)
Year ended 3/31/2001......................     9.53          0.48             0.46             0.94           (0.48)
Year ended 3/31/2000......................     9.99          0.48            (0.46)            0.02           (0.48)
Year ended 3/31/1999......................     9.99          0.48             0.00             0.48           (0.48)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.11         $0.21           $(0.01)          $ 0.20          $(0.21)
Year ended 3/31/2003#.....................     9.81          0.43             0.48             0.91           (0.43)
Year ended 3/31/2002*#....................     9.98          0.45            (0.12)            0.33           (0.45)
Year ended 3/31/2001......................     9.53          0.45             0.46             0.91           (0.45)
Year ended 3/31/2000......................     9.99          0.46            (0.46)              --           (0.46)
Year ended 3/31/1999......................     9.99          0.46             0.00             0.46           (0.46)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.11         $0.17           $(0.01)          $ 0.16          $(0.17)
Year ended 3/31/2003#.....................     9.81          0.35             0.49             0.84           (0.36)
Year ended 3/31/2002*#....................     9.98          0.37            (0.12)            0.25           (0.37)
Year ended 3/31/2001......................     9.53          0.38             0.46             0.84           (0.38)
Year ended 3/31/2000......................     9.99          0.39            (0.46)           (0.07)          (0.39)
Year ended 3/31/1999......................     9.99          0.40             0.00             0.40           (0.40)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.10         $0.17           $(0.01)          $ 0.16          $(0.17)
Year ended 3/31/2003#.....................     9.80          0.35             0.49             0.84           (0.36)
Year ended 3/31/2002*#....................     9.97          0.36            (0.11)            0.25           (0.37)
Year ended 3/31/2001......................     9.53          0.37             0.46             0.83           (0.38)
Year ended 3/31/2000......................     9.99          0.38            (0.46)           (0.08)          (0.38)
Year ended 3/31/1999#.....................     9.99          0.37             0.03             0.40           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002*#....................      (0.05)
Year ended 3/31/2001......................      (0.01)
Year ended 3/31/2000......................         --
Year ended 3/31/1999......................         --
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002*#....................      (0.05)
Year ended 3/31/2001......................      (0.01)
Year ended 3/31/2000......................         --
Year ended 3/31/1999......................         --
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002*#....................      (0.05)
Year ended 3/31/2001......................      (0.01)
Year ended 3/31/2000......................         --
Year ended 3/31/1999......................         --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002*#....................      (0.05)
Year ended 3/31/2001......................      (0.01)
Year ended 3/31/2000......................         --
Year ended 3/31/1999#.....................         --

---------------

 * Effective April 1, 2001, the Florida Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.71% to 4.76%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.46% to 4.51%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.71% to 3.76%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 192

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                          RATIO OF      RATIO OF NET                  RATIO OF
    TOTAL                                  NET ASSETS     OPERATING      INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS      NET ASSETS      RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------

   $(0.24)         $10.08         2.06%     $58,341         0.60%(a)+       4.34%+         3%           0.86%+
    (0.64)          10.11         9.76       68,698         0.60(a)         4.53          21            0.85
    (0.52)           9.81         3.55       75,300         0.60(a)         4.76           5            0.87
    (0.49)           9.98        10.13       92,327         0.60(a)         4.93           7            0.83
    (0.48)           9.53         0.26       79,335         0.60(a)         4.98          18            0.86
    (0.48)           9.99         4.90       77,197         0.60(a)         4.80          16            0.85

   $(0.23)         $10.08         1.93%     $43,355         0.85%(a)+       4.09%+         3%           1.11%+
    (0.61)          10.11         9.49       44,073         0.85(a)         4.28          21            1.10
    (0.50)           9.81         3.29       43,619         0.85(a)         4.51           5            1.12
    (0.46)           9.98         9.86       45,034         0.85(a)         4.68           7            1.08
    (0.46)           9.53         0.04       49,439         0.83(a)         4.75          18            1.11
    (0.46)           9.99         4.69       65,373         0.80(a)         4.60          16            1.10

   $(0.19)         $10.08         1.55%     $11,298         1.60%(a)+       3.34%+         3%           1.86%+
    (0.54)          10.11         8.67       11,745         1.60(a)         3.53          21            1.85
    (0.42)           9.81         2.52       10,419         1.60(a)         3.76           5            1.87
    (0.39)           9.98         9.05       10,811         1.60(a)         3.93           7            1.83
    (0.39)           9.53        (0.67)      12,802         1.53(a)         4.05          18            1.86
    (0.40)           9.99         4.01       15,435         1.45(a)         3.95          16            1.85

   $(0.19)         $10.07         1.55%     $   851         1.60%(a)+       3.34%+         3%           1.86%+
    (0.54)          10.10         8.68          525         1.60(a)         3.53          21            1.85
    (0.42)           9.80         2.51          278         1.60(a)         3.76           5            1.87
    (0.39)           9.97         8.92           64         1.60(a)         3.93           7            1.83
    (0.38)           9.53        (0.73)          23         1.60(a)         3.98          18            1.86
    (0.40)           9.99         4.01           23         1.53(a)         3.87          16            1.85

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.92         $0.23           $ 0.03           $ 0.26          $(0.23)
Year ended 3/31/2003#.....................    10.69          0.49             0.23             0.72           (0.49)
Year ended 3/31/2002*#....................    10.82          0.50            (0.13)            0.37           (0.50)
Year ended 3/31/2001......................    10.42          0.51             0.40             0.91           (0.51)
Year ended 3/31/2000......................    10.94          0.50            (0.51)           (0.01)          (0.50)
Year ended 3/31/1999......................    10.92          0.49             0.07             0.56           (0.50)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.92         $0.21           $ 0.03           $ 0.24          $(0.21)
Year ended 3/31/2003#.....................    10.69          0.46             0.23             0.69           (0.46)
Year ended 3/31/2002*#....................    10.82          0.48            (0.13)            0.35           (0.48)
Year ended 3/31/2001......................    10.42          0.48             0.40             0.88           (0.48)
Year ended 3/31/2000......................    10.94          0.48            (0.52)           (0.04)          (0.47)
Year ended 3/31/1999......................    10.92          0.47             0.06             0.53           (0.47)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.92         $0.17           $ 0.03           $ 0.20          $(0.17)
Year ended 3/31/2003#.....................    10.69          0.39             0.22             0.61           (0.38)
Year ended 3/31/2002*#....................    10.82          0.39            (0.12)            0.27           (0.40)
Year ended 3/31/2001......................    10.42          0.40             0.40             0.80           (0.40)
Year ended 3/31/2000......................    10.94          0.40            (0.51)           (0.11)          (0.40)
Year ended 3/31/1999......................    10.92          0.41             0.06             0.47           (0.41)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.92         $0.17           $ 0.03           $ 0.20          $(0.17)
Year ended 3/31/2003#.....................    10.69          0.37             0.24             0.61           (0.38)
Year ended 3/31/2002*#....................    10.82          0.39            (0.12)            0.27           (0.40)
Year ended 3/31/2001......................    10.42          0.40             0.40             0.80           (0.40)
Year ended 3/31/2000......................    10.94          0.39            (0.51)           (0.12)          (0.39)
Year ended 3/31/1999......................    10.92          0.41             0.05             0.46           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................      (0.04)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................      (0.04)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................      (0.04)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................      (0.04)

---------------

 * Effective April 1, 2001, the Georgia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.61% to 4.65%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.36% to 4.40%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.61% to 3.65%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 194

NATIONS FUNDS

                                                                                                    WITHOUT WAIVERS
                                                                                                    AND/OR EXPENSE
                                                                                                    REIMBURSEMENTS
                                                                                                    ---------------
                                                           RATIO OF      RATIO OF NET                  RATIO OF
    TOTAL                                  NET ASSETS     OPERATING       INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF        EXPENSES     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD       TO AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        NET ASSETS      NET ASSETS      RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------

   $(0.23)         $10.95         2.38%     $137,617         0.50%(a)+       4.14%+         5%           0.73%+
    (0.49)          10.92         6.81       150,797         0.50(a)         4.47          15            0.73
    (0.50)          10.69         3.50       134,638         0.50(a)         4.65           6            0.76
    (0.51)          10.82         8.93       128,158         0.50(a)         4.80          10            0.73
    (0.51)          10.42        (0.02)      121,948         0.50(a)         4.69          28            0.78
    (0.54)          10.94         5.20       132,016         0.50            4.51          14            0.73

   $(0.21)         $10.95         2.25%     $ 20,262         0.75%(a)+       3.89%+         5%           0.98%+
    (0.46)          10.92         6.54        18,979         0.75(a)         4.22          15            0.98
    (0.48)          10.69         3.24        12,791         0.75(a)         4.40           6            1.01
    (0.48)          10.82         8.66        11,872         0.75(a)         4.55          10            0.98
    (0.48)          10.42        (0.27)       13,244         0.73(a)         4.46          28            1.03
    (0.51)          10.94         4.99        19,674         0.70            4.31          14            0.98

   $(0.17)         $10.95         1.87%     $  8,648         1.50%(a)+       3.14%+         5%           1.73%+
    (0.38)          10.92         5.76         9,135         1.50(a)         3.47          15            1.73
    (0.40)          10.69         2.47         6,865         1.50(a)         3.65           6            1.76
    (0.40)          10.82         7.85         6,773         1.50(a)         3.80          10            1.73
    (0.41)          10.42        (0.96)        6,812         1.41(a)         3.78          28            1.78
    (0.45)          10.94         4.37         8,310         1.30            3.71          14            1.73

   $(0.17)         $10.95         1.87%     $  5,334         1.50%(a)+       3.14%+         5%           1.73%+
    (0.38)          10.92         5.74         5,190         1.50(a)         3.47          15            1.73
    (0.40)          10.69         2.46         1,400         1.50(a)         3.65           6            1.76
    (0.40)          10.82         7.96           770         1.50(a)         3.80          10            1.73
    (0.40)          10.42        (1.13)          764         1.50(a)         3.69          28            1.78
    (0.44)          10.94         4.35           886         1.31            3.70          14            1.73

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.46         $0.20           $ 0.01            $0.21          $(0.20)
Year ended 3/31/2003#.....................    10.16          0.42             0.32             0.74           (0.42)
Year ended 3/31/2002*#....................    10.33          0.45            (0.16)            0.29           (0.45)
Period ended 3/31/2001**#.................    10.00          0.46             0.18             0.64           (0.31)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.45         $0.18           $ 0.02            $0.20          $(0.18)
Year ended 3/31/2003#.....................    10.15          0.40             0.32             0.72           (0.40)
Year ended 3/31/2002*#....................    10.33          0.43            (0.17)            0.26           (0.43)
Period ended 3/31/2001**#.................    10.00          0.47             0.13             0.60           (0.27)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.44         $0.14           $ 0.02            $0.16          $(0.14)
Year ended 3/31/2003#.....................    10.14          0.32             0.32             0.64           (0.32)
Year ended 3/31/2002*#....................    10.32          0.35            (0.17)            0.18           (0.35)
Period ended 3/31/2001**#.................    10.00          0.33             0.19             0.52           (0.20)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.43         $0.14           $ 0.02            $0.16          $(0.14)
Period ended 3/31/2003#...................    10.00          0.22             0.45             0.67           (0.22)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
KANSAS MUNICIPAL INCOME
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Year ended 3/31/2003#.....................      (0.02)
Year ended 3/31/2002*#....................      (0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Year ended 3/31/2003#.....................      (0.02)
Year ended 3/31/2002*#....................      (0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Year ended 3/31/2003#.....................      (0.02)
Year ended 3/31/2002*#....................      (0.01)
Period ended 3/31/2001**#.................       0.00
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.02)
Period ended 3/31/2003#...................      (0.02)

---------------

 * Effective April 1, 2001, the Kansas Municipal Income Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.39% to 4.40.%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.14% to 4.15%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.39% to 3.40%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 **Kansas Municipal Income Primary A, Investor A, Investor B and Investor C
   Shares commenced operations on July 17, 2000, August 14, 2000, August 29, 2000 and July 9, 2002, respectively.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 196

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                          RATIO OF      RATIO OF NET                  RATIO OF
    TOTAL                                  NET ASSETS     OPERATING      INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS      NET ASSETS      RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------

   $(0.22)         $10.45         2.01%     $ 84,500        0.60%(a)+       3.75%+         7%           0.88%+
    (0.44)          10.46         7.45        89,718        0.60(a)         4.07          42            0.90
    (0.46)          10.16         2.84        98,506        0.60(a)         4.40          13            0.91
    (0.31)          10.33         6.60       111,226        0.60+(a)        4.44+(a)      17            0.93+(a)

   $(0.20)         $10.45         1.98%     $  5,212        0.85%(a)+       3.50%+         7%           1.13%+
    (0.42)          10.45         7.19         6,489        0.85(a)         3.82          42            1.15
    (0.44)          10.15         2.49         3,115        0.85(a)         4.15          13            1.16
    (0.27)          10.33         5.66           646        0.85+(a)        4.19+(a)      17            1.18+(a)

   $(0.16)         $10.44         1.60%     $    297        1.60%(a)+       2.75%+         7%           1.88%+
    (0.34)          10.44         6.39           262        1.60(a)         3.07          42            1.90
    (0.36)          10.14         1.62            25        1.60(a)         3.40          13            1.91
    (0.20)          10.32         4.78           262        1.60+(a)        3.44+(a)      17            1.93+(a)

   $(0.16)         $10.43         1.60%     $    378        1.60%(a)+       2.75%+         7%           1.88%+
    (0.24)          10.43         3.04           443        1.60(a)+        3.07+         42            1.90+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.22         $0.22           $ 0.02           $ 0.24          $(0.22)
Year ended 3/31/2003#.....................    10.84          0.47             0.38             0.85           (0.47)
Year ended 3/31/2002*#....................    11.01          0.50            (0.17)            0.33           (0.50)
Year ended 3/31/2001#.....................    10.58          0.51             0.43             0.94           (0.51)
Year ended 3/31/2000......................    11.07          0.50            (0.48)            0.02           (0.50)
Year ended 3/31/1999......................    11.01          0.50             0.06             0.56           (0.50)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.22         $0.21           $ 0.02           $ 0.23          $(0.21)
Year ended 3/31/2003#.....................    10.84          0.44             0.38             0.82           (0.44)
Year ended 3/31/2002*#....................    11.01          0.47            (0.17)            0.30           (0.47)
Year ended 3/31/2001#.....................    10.58          0.48             0.43             0.91           (0.48)
Year ended 3/31/2000......................    11.07          0.47            (0.48)           (0.01)          (0.47)
Year ended 3/31/1999......................    11.01          0.48             0.06             0.54           (0.48)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $11.22         $0.17           $ 0.02           $ 0.19          $(0.17)
Year ended 3/31/2003#.....................    10.84          0.37             0.37             0.74           (0.36)
Year ended 3/31/2002*#....................    11.01          0.38            (0.16)            0.22           (0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.40            (0.48)           (0.08)          (0.40)
Year ended 3/31/1999......................    11.01          0.41             0.06             0.47           (0.41)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $11.22         $0.17           $ 0.02           $ 0.19          $(0.17)
Year ended 3/31/2003#.....................    10.84          0.36             0.38             0.74           (0.36)
Year ended 3/31/2002*#....................    11.01          0.35            (0.13)            0.22           (0.39)
Year ended 3/31/2001#.....................    10.58          0.40             0.43             0.83           (0.40)
Year ended 3/31/2000......................    11.07          0.39            (0.48)           (0.09)          (0.39)
Year ended 3/31/1999......................    11.01          0.41             0.06             0.47           (0.41)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.01)
Year ended 3/31/1999......................         --

---------------

 * Effective April 1, 2001, the Maryland Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.54%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.29%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.54%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 198

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                          RATIO OF        RATIO OF                    RATIO OF
    TOTAL                                  NET ASSETS     OPERATING    NET INVESTMENT                 OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS      NET ASSETS      RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------

   $(0.22)         $11.24        2.20%      $189,175        0.50%(a)+       3.99%+         8%           0.72%+
    (0.47)          11.22         7.95       192,668        0.50(a)         4.22          15            0.72
    (0.50)          10.84         3.02       172,600        0.50(a)         4.54          16            0.74
    (0.51)          11.01         9.08       178,304        0.50            4.72          13            0.71
    (0.51)          10.58         0.17       169,218        0.50            4.65          21            0.76
    (0.50)          11.07         5.17       183,356        0.50            4.51          22            0.74

   $(0.21)         $11.24        2.07%      $ 33,408        0.75%(a)+       3.74%+         8%           0.97%+
    (0.44)          11.22         7.69        32,174        0.75(a)         3.97          15            0.97
    (0.47)          10.84         2.76        20,760        0.75(a)         4.29          16            0.99
    (0.48)          11.01         8.81        17,478        0.75            4.47          13            0.96
    (0.48)          10.58        (0.06)       16,454        0.73            4.42          21            1.01
    (0.48)          11.07         4.96        17,166        0.70            4.31          22            0.99

   $(0.17)         $11.24        1.69%      $ 19,765        1.50%(a)+       2.99%+         8%           1.72%+
    (0.36)          11.22         6.89        20,565        1.50(a)         3.22          15            1.72
    (0.39)          10.84         1.99         6,318        1.50(a)         3.54          16            1.74
    (0.40)          11.01         8.01         5,120        1.50            3.72          13            1.71
    (0.41)          10.58        (0.74)        5,662        1.42            3.73          21            1.76
    (0.41)          11.07         4.33         5,989        1.30            3.71          22            1.74

   $(0.17)         $11.24        1.69%      $  2,859        1.50%(a)+       2.99%+         8%           1.72%+
    (0.36)          11.22         6.88         2,776        1.50(a)         3.22          15            1.72
    (0.39)          10.84         1.98         1,454        1.50(a)         3.54          16            1.74
    (0.40)          11.01         8.01           301        1.50            3.72          13            1.71
    (0.40)          10.58        (0.82)          335        1.50            3.65          21            1.76
    (0.41)          11.07         4.31           561        1.32            3.69          22            1.74

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.85         $0.22           $   --##         $ 0.22          $(0.22)
Year ended 3/31/2003#.....................    10.43          0.46             0.42             0.88           (0.46)
Year ended 3/31/2002*#....................    10.58          0.49            (0.16)            0.33           (0.48)
Year ended 3/31/2001#.....................    10.21          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000......................    10.71          0.48            (0.48)            0.00           (0.48)
Year ended 3/31/1999......................    10.70          0.49             0.04             0.53           (0.49)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.85         $0.21           $ 0.01           $ 0.22          $(0.21)
Year ended 3/31/2003#.....................    10.44          0.44             0.41             0.85           (0.44)
Year ended 3/31/2002*#....................    10.58          0.46            (0.14)            0.32           (0.46)
Year ended 3/31/2001#.....................    10.21          0.47             0.36             0.83           (0.46)
Year ended 3/31/2000......................    10.71          0.46            (0.48)           (0.02)          (0.46)
Year ended 3/31/1999......................    10.70          0.47             0.04             0.51           (0.47)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.85         $0.17           $   --##         $ 0.17          $(0.17)
Year ended 3/31/2003#.....................    10.43          0.36             0.42             0.78           (0.36)
Year ended 3/31/2002*#....................    10.58          0.38            (0.15)            0.23           (0.38)
Year ended 3/31/2001#.....................    10.21          0.38             0.37             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.39            (0.48)           (0.09)          (0.39)
Year ended 3/31/1999......................    10.70          0.40             0.04             0.44           (0.40)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.85         $0.17           $ 0.01           $ 0.18          $(0.17)
Year ended 3/31/2003#.....................    10.44          0.36             0.41             0.77           (0.36)
Year ended 3/31/2002*#....................    10.58          0.34            (0.10)            0.24           (0.38)
Year ended 3/31/2001#.....................    10.21          0.39             0.36             0.75           (0.38)
Year ended 3/31/2000......................    10.71          0.38            (0.48)           (0.10)          (0.38)
Year ended 3/31/1999......................    10.70          0.42             0.02             0.44           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000......................      (0.02)
Year ended 3/31/1999......................      (0.03)

---------------

 * Effective April 1, 2001, the North Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.48% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.23% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.48% to 3.58%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 200

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                          RATIO OF        RATIO OF                    RATIO OF
    TOTAL                                  NET ASSETS     OPERATING    NET INVESTMENT                 OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS      NET ASSETS      RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------

   $(0.22)         $10.85         2.05%     $199,054        0.50%(a)+       4.04%+         8%           0.72%+
    (0.46)          10.85         8.59       203,170        0.50            4.30           9            0.72
    (0.48)          10.43         3.20       176,671        0.50(a)         4.58          13            0.74
    (0.49)          10.58         8.61       180,126        0.50(a)         4.71          19            0.71
    (0.50)          10.21         0.05       175,650        0.50(a)         4.67          19            0.76
    (0.52)          10.71         5.03       193,398        0.50            4.57          16            0.71

   $(0.21)         $10.86         2.01%     $ 24,677        0.75%(a)+       3.79%+         8%           0.97%+
    (0.44)          10.85         8.21        23,677        0.75            4.05           9            0.97
    (0.46)          10.44         3.04        11,975        0.75(a)         4.33          13            0.99
    (0.46)          10.58         8.34        10,332        0.75(a)         4.46          19            0.96
    (0.48)          10.21        (0.18)        9,684        0.73(a)         4.44          19            1.01
    (0.50)          10.71         4.82        10,099        0.70            4.37          16            0.96

   $(0.17)         $10.85         1.54%     $ 17,741        1.50%(a)+       3.04%+         8%           1.72%+
    (0.36)          10.85         7.51        18,414        1.50            3.30           9            1.72
    (0.38)          10.43         2.17         5,917        1.50(a)         3.58          13            1.74
    (0.38)          10.58         7.54         5,261        1.50(a)         3.71          19            1.71
    (0.41)          10.21        (0.87)        5,212        1.41(a)         3.76          19            1.76
    (0.43)          10.71         4.20         6,671        1.30            3.77          16            1.71

   $(0.17)         $10.86         1.63%     $  1,821        1.50%(a)+       3.04%+         8%           1.72%+
    (0.36)          10.85         7.40         1,585        1.50            3.30           9            1.72
    (0.38)          10.44         2.25           734        1.50(a)         3.58          13            1.74
    (0.38)          10.58         7.54            79        1.50(a)         3.71          19            1.71
    (0.40)          10.21        (0.95)           88        1.50(a)         3.67          19            1.76
    (0.43)          10.71         4.18           109        1.31            3.76          16            1.71

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.74         $0.23           $ 0.08           $ 0.31          $(0.23)
Year ended 3/31/2003#.....................    10.50          0.50             0.24             0.74           (0.50)
Year ended 3/31/2002*#....................    10.64          0.52            (0.14)            0.38           (0.52)
Year ended 3/31/2001#.....................    10.27          0.52             0.37             0.89           (0.52)
Year ended 3/31/2000#.....................    10.79          0.51            (0.51)              --           (0.51)
Year ended 3/31/1999......................    10.79          0.51             0.04             0.55           (0.51)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.73         $0.22           $ 0.09           $ 0.31          $(0.22)
Year ended 3/31/2003#.....................    10.50          0.46             0.24             0.70           (0.47)
Year ended 3/31/2002*#....................    10.64          0.50            (0.14)            0.36           (0.50)
Year ended 3/31/2001#.....................    10.27          0.49             0.37             0.86           (0.49)
Year ended 3/31/2000#.....................    10.79          0.49            (0.51)           (0.02)          (0.49)
Year ended 3/31/1999......................    10.79          0.49             0.04             0.53           (0.49)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.73         $0.18           $ 0.09           $ 0.27          $(0.18)
Year ended 3/31/2003#.....................    10.50          0.40             0.22             0.62           (0.39)
Year ended 3/31/2002*#....................    10.64          0.42            (0.14)            0.28           (0.42)
Year ended 3/31/2001#.....................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000#.....................    10.79          0.41            (0.51)           (0.10)         (0..41)
Year ended 3/31/1999......................    10.79          0.43             0.04             0.47           (0.43)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.74         $0.18           $ 0.09           $ 0.27          $(0.18)
Year ended 3/31/2003#.....................    10.51          0.38             0.24             0.62           (0.39)
Year ended 3/31/2002*#....................    10.64          0.41            (0.12)            0.29           (0.42)
Year ended 3/31/2001#.....................    10.27          0.41             0.37             0.78           (0.41)
Year ended 3/31/2000#.....................    10.79          0.40            (0.51)           (0.11)          (0.40)
Year ended 3/31/1999......................    10.79          0.42             0.04             0.46           (0.42)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Year ended 3/31/2003#.....................      (0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Year ended 3/31/2003#.....................      (0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Year ended 3/31/2003#.....................      (0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.04)
Year ended 3/31/2003#.....................      (0.00)##
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................      (0.04)

---------------

 * Effective April 1, 2001, the South Carolina Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.78% to 4.92%.

     Investor A Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.53% to 4.67%.

     Investor B Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

     Investor C Shares -- increase net investment income per share by $0.02, decrease net realized and unrealized gains or losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.78% to 3.92%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 202

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                     ----------------
                                                          RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS       NET ASSETS       RATE         NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.27)         $10.78         2.88%     $211,269        0.50%(a)+        4.28%+         12%            0.71%+
    (0.50)          10.74         7.16       212,300        0.50(a)          4.64           24             0.71
    (0.52)          10.50         3.65       207,645        0.50(a)          4.92            8             0.73
    (0.52)          10.64         8.85       217,513        0.50(a)          4.95            9             0.70
    (0.52)          10.27         0.09       204,854        0.50(a)          4.88           14             0.74
    (0.55)          10.79         5.22       239,195        0.50(a)          4.75            9             0.69

   $(0.26)         $10.78         2.85%     $ 28,591        0.75%(a)+        4.03%+         12%            0.96%+
    (0.47)          10.73         6.79        29,186        0.75(a)          4.39           24             0.96
    (0.50)          10.50         3.39        17,791        0.75(a)          4.67            8             0.98
    (0.49)          10.64         8.58        18,420        0.75(a)          4.70            9             0.95
    (0.50)          10.27        (0.14)       17,396        0.73(a)          4.65           14             0.99
    (0.53)          10.79         5.01        18,729        0.70(a)          4.55            9             0.94

   $(0.22)         $10.78         2.46%     $ 11,303        1.50%(a)+        3.28%+         12%            1.71%+
    (0.39)          10.73         6.00        11,892        1.50(a)          3.64           24             1.71
    (0.42)          10.50         2.62         7,797        1.50(a)          3.92            8             1.73
    (0.41)          10.64         7.78         7,083        1.50(a)          3.95            9             1.70
    (0.42)          10.27        (0.82)        7,310        1.41(a)          3.97           14             1.74
    (0.47)          10.79         4.39         8,542        1.30(a)          3.95            9             1.69

   $(0.22)         $10.79         2.46%     $  9,789        1.50%(a)+        3.28%+         12%            1.71%+
    (0.39)          10.74         5.98         9,997        1.50(a)          3.64           24             1.71
    (0.42)          10.51         2.71         3,713        1.50(a)          3.92            8             1.73
    (0.41)          10.64         7.78         2,175        1.50(a)          3.95            9             1.70
    (0.41)          10.27        (0.91)        2,755        1.50(a)          3.88           14             1.74
    (0.46)          10.79         4.36         3,102        1.32(a)          3.93            9             1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.68         $0.20           $ 0.02           $ 0.22          $(0.20)
Year ended 3/31/2003#.....................    10.25          0.44             0.43             0.87           (0.44)
Year ended 3/31/2002*#....................    10.35          0.46            (0.10)            0.36           (0.46)
Year ended 3/31/2001#.....................     9.91          0.48             0.44             0.92           (0.48)
Year ended 3/31/2000#.....................    10.46          0.47            (0.54)           (0.07)          (0.47)
Year ended 3/31/1999......................    10.40          0.47             0.06             0.53           (0.47)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.68         $0.19           $ 0.02           $ 0.21          $(0.19)
Year ended 3/31/2003#.....................    10.25          0.42             0.43             0.85           (0.42)
Year ended 3/31/2002*#....................    10.35          0.43            (0.09)            0.34           (0.44)
Year ended 3/31/2001#.....................     9.91          0.45             0.44             0.89           (0.45)
Year ended 3/31/2000#.....................    10.46          0.44            (0.54)           (0.10)          (0.44)
Year ended 3/31/1999......................    10.40          0.45             0.06             0.51           (0.45)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.68         $0.15           $ 0.02           $ 0.17          $(0.15)
Year ended 3/31/2003#.....................    10.26          0.34             0.42             0.76           (0.34)
Year ended 3/31/2002*#....................    10.35          0.36            (0.09)            0.27           (0.36)
Year ended 3/31/2001#.....................     9.91          0.38             0.44             0.82           (0.38)
Year ended 3/31/2000#.....................    10.46          0.38            (0.54)           (0.16)          (0.38)
Year ended 3/31/1999......................    10.40          0.38             0.06             0.44           (0.38)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.63         $0.15           $ 0.02           $ 0.17          $(0.15)
Year ended 3/31/2003#.....................    10.21          0.34             0.42             0.76           (0.34)
Year ended 3/31/2002*#....................    10.31          0.30            (0.04)            0.26           (0.36)
Year ended 3/31/2001#.....................     9.87          0.42             0.40             0.82           (0.38)
Year ended 3/31/2000#.....................    10.45          0.39            (0.57)           (0.18)          (0.39)
Year ended 3/31/1999......................    10.40          0.39             0.05             0.44           (0.39)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.01)
Year ended 3/31/1999......................         --

---------------

 * Effective April 1, 2001, the Tennessee Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.44% to 4.45%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.19% to 4.20%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.44% to 3.45%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 204

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                          RATIO OF        RATIO OF                    RATIO OF
    TOTAL                                  NET ASSETS     OPERATING    NET INVESTMENT                 OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS      NET ASSETS      RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------

   $(0.20)         $10.70         2.12%     $47,011         0.50%(a)+       3.81%+        16%           0.82%+
    (0.44)          10.68         8.65       54,802         0.50(a)         4.18          16            0.84
    (0.46)          10.25         3.54       40,807         0.50            4.45           0            0.93
    (0.48)          10.35         9.53       38,928         0.50(a)         4.77          10            0.84
    (0.48)           9.91        (0.67)      37,736         0.50(a)         4.62          49            0.94
    (0.47)          10.46         5.18       42,826         0.50            4.48          22            0.85

   $(0.19)         $10.70         2.00%     $15,068         0.75%(a)+       3.56%+        16%           1.07%+
    (0.42)          10.68         8.38       15,572         0.75(a)         3.93          16            1.09
    (0.44)          10.25         3.28        9,955         0.75            4.20           0            1.18
    (0.45)          10.35         9.25        7,945         0.75(a)         4.52          10            1.09
    (0.45)           9.91        (0.90)       7,810         0.73(a)         4.39          49            1.19
    (0.45)          10.46         4.97        9,242         0.70            4.28          22            1.10

   $(0.15)         $10.70         1.61%     $ 4,092         1.50%(a)+       2.81%+        16%           1.82%+
    (0.34)          10.68         7.46        4,439         1.50(a)         3.18          16            1.84
    (0.36)          10.26         2.61        1,351         1.50            3.45           0            1.93
    (0.38)          10.35         8.44        1,448         1.50(a)         3.77          10            1.84
    (0.39)           9.91        (1.58)       1,783         1.41(a)         3.71          49            1.94
    (0.38)          10.46         4.34        3,007         1.30            3.68          22            1.85

   $(0.15)         $10.65         1.62%     $ 1,569         1.50%(a)+       2.81%+        16%           1.82%+
    (0.34)          10.63         7.49        1,391         1.50(a)         3.18          16            1.84
    (0.36)          10.21         2.52          322         1.50            3.45           0            1.93
    (0.38)          10.31         8.46            3         1.50(a)         3.77          10            1.84
    (0.40)           9.87        (1.96)           3         1.50(a)         3.62          49            1.94
    (0.39)          10.45         4.28           33         1.11            3.87          22            1.85

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.51         $0.21           $ 0.07           $ 0.28          $(0.21)
Year ended 3/31/2003#.....................    10.19          0.47             0.32             0.79           (0.47)
Year ended 3/31/2002*#....................    10.35          0.50            (0.16)            0.34           (0.50)
Year ended 3/31/2001......................    10.00          0.51             0.35             0.86           (0.51)
Year ended 3/31/2000......................    10.48          0.49            (0.48)            0.01           (0.49)
Year ended 3/31/1999......................    10.50          0.49             0.02             0.51           (0.49)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.50         $0.20           $ 0.07           $ 0.27          $(0.20)
Year ended 3/31/2003#.....................    10.19          0.45             0.31             0.76           (0.45)
Year ended 3/31/2002*#....................    10.35          0.48            (0.16)            0.32           (0.48)
Year ended 3/31/2001......................    10.00          0.48             0.35             0.83           (0.48)
Year ended 3/31/2000......................    10.48          0.47            (0.48)           (0.01)          (0.47)
Year ended 3/31/1999......................    10.50          0.47             0.02             0.49           (0.47)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.51         $0.16           $ 0.07           $ 0.23          $(0.16)
Year ended 3/31/2003#.....................    10.19          0.37             0.32             0.69           (0.37)
Year ended 3/31/2002*#....................    10.35          0.40            (0.16)            0.24           (0.40)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.40            (0.48)           (0.08)          (0.40)
Year ended 3/31/1999......................    10.50          0.41             0.02             0.43           (0.41)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.50         $0.16           $ 0.08           $ 0.24          $(0.16)
Year ended 3/31/2003#.....................    10.18          0.37             0.32             0.69           (0.37)
Year ended 3/31/2002*#....................    10.35          0.24            (0.02)            0.22           (0.39)
Year ended 3/31/2001......................    10.00          0.40             0.35             0.75           (0.40)
Year ended 3/31/2000......................    10.48          0.38            (0.48)           (0.10)          (0.38)
Year ended 3/31/1999#.....................    10.50          0.40             0.02             0.42           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999......................      (0.04)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001......................         --
Year ended 3/31/2000......................      (0.00)##
Year ended 3/31/1999#.....................      (0.04)

---------------

 * Effective April 1, 2001, the Texas Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.84% to 4.87%.

     Investor A Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 4.59% to 4.62%.

     Investor B Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

     Investor C Shares -- increase net investment income per share by $0.00, decrease net realized and unrealized gains or losses per share by $0.00 and increase the ratio of net investment income to average net assets from 3.84% to 3.87%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 206

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                          RATIO OF        RATIO OF                    RATIO OF
    TOTAL                                  NET ASSETS     OPERATING    NET INVESTMENT                 OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES     INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE      TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS      NET ASSETS      RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------

   $(0.21)         $10.58         2.72%     $261,496        0.50%(a)+       4.04%+        13%           0.71%+
    (0.47)          10.51         7.92       263,658        0.50(a)         4.54          29            0.71
    (0.50)          10.19         3.36       265,882        0.50(a)         4.87           5            0.72
    (0.51)          10.35         8.78       286,949        0.50(a)         5.00           6            0.70
    (0.49)          10.00         0.17       326,323        0.50(a)         4.84          33            0.72
    (0.53)          10.48         4.98       391,431        0.50            4.66          22            0.68

   $(0.20)         $10.57         2.60%     $  7,588        0.75%(a)+       3.79%+        13%           0.96%+
    (0.45)          10.50         7.55         8,665        0.75(a)         4.29          29            0.96
    (0.48)          10.19         3.10         4,813        0.75(a)         4.62           5            0.97
    (0.48)          10.35         8.52         4,346        0.75(a)         4.75           6            0.95
    (0.47)          10.00        (0.06)        6,075        0.73(a)         4.61          33            0.97
    (0.51)          10.48         4.77         6,909        0.70            4.46          22            0.93

   $(0.16)         $10.58         2.21%     $  4,694        1.50%(a)+       3.04%+        13%           1.71%+
    (0.37)          10.51         6.85         5,166        1.50(a)         3.54          29            1.71
    (0.40)          10.19         2.33         2,021        1.50(a)         3.87           5            1.72
    (0.40)          10.35         7.71         2,145        1.50(a)         4.00           6            1.70
    (0.40)          10.00        (0.74)        2,005        1.42(a)         3.92          33            1.72
    (0.45)          10.48         4.15         2,137        1.30            3.86          22            1.68

   $(0.16)         $10.58         2.34%     $    132        1.50%(a)+       3.04%+        13%           1.71%+
    (0.37)          10.50         6.84            85        1.50(a)         3.54          29            1.71
    (0.39)          10.18         2.16            58        1.50(a)         3.87           5            1.72
    (0.40)          10.35         7.69             3        1.50(a)         4.00           6            1.70
    (0.38)          10.00        (0.86)            3        1.50(a)         3.84          33            1.72
    (0.44)          10.48         4.14             3        1.33            3.83          22            1.68

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.18         $0.23           $ 0.01           $ 0.24          $(0.23)
Year ended 3/31/2003#.....................    10.79          0.48             0.39             0.87           (0.48)
Year ended 3/31/2002*#....................    10.92          0.50            (0.13)            0.37           (0.50)
Year ended 3/31/2001#.....................    10.51          0.50             0.41             0.91           (0.50)
Year ended 3/31/2000#.....................    10.98          0.50            (0.47)            0.03           (0.50)
Year ended 3/31/1999......................    10.92          0.50             0.06             0.56           (0.50)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.18         $0.22           $ 0.01           $ 0.23          $(0.22)
Year ended 3/31/2003#.....................    10.79          0.46             0.38             0.84           (0.45)
Year ended 3/31/2002*#....................    10.92          0.47            (0.13)            0.34           (0.47)
Year ended 3/31/2001#.....................    10.51          0.48             0.41             0.89           (0.48)
Year ended 3/31/2000#.....................    10.98          0.47            (0.47)            0.00           (0.47)
Year ended 3/31/1999#.....................    10.92          0.47             0.07             0.54           (0.48)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $11.18         $0.18           $ 0.01           $ 0.19          $(0.18)
Year ended 3/31/2003#.....................    10.79          0.37             0.39             0.76           (0.37)
Year ended 3/31/2002*#....................    10.92          0.39            (0.13)            0.26           (0.39)
Year ended 3/31/2001#.....................    10.51          0.40             0.41             0.81           (0.40)
Year ended 3/31/2000#.....................    10.98          0.40            (0.47)           (0.07)          (0.40)
Year ended 3/31/1999......................    10.92          0.41             0.06             0.47           (0.41)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $11.18         $0.18           $ 0.01           $ 0.19          $(0.18)
Year ended 3/31/2003#.....................    10.79          0.37             0.39             0.76           (0.37)
Year ended 3/31/2002*#....................    10.92          0.39            (0.13)            0.26           (0.39)
Year ended 3/31/2001#.....................    10.51          0.40             0.41             0.81           (0.40)
Year ended 3/31/2000#.....................    10.98          0.39            (0.47)           (0.08)          (0.39)
Year ended 3/31/1999#.....................    10.92          0.39             0.08             0.47           (0.41)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999......................         --
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999#.....................         --
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999......................         --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002*#....................         --
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................      (0.00)##
Year ended 3/31/1999#.....................         --

---------------

 * Effective April 1, 2001, the Virginia Intermediate Municipal Bond Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March 31, 2002 on each of the classes was:

     Primary A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.49% to 4.58%.

     Investor A Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.24% to 4.33%.

     Investor B Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

     Investor C Shares -- increase net investment income per share by $0.01, decrease net realized and unrealized gains or losses per share by $0.01 and increase the ratio of net investment income to average net assets from 3.49% to 3.58%.

     Per share amounts and ratios for the period ended March 31, 2001 have not been restated to reflect this change in presentation.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 208

NATIONS FUNDS

                                                                                                     WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                     ----------------
                                                          RATIO OF         RATIO OF                      RATIO OF
    TOTAL                                  NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF       EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD      TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)       NET ASSETS       NET ASSETS       RATE         NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.23)         $11.19         2.20%     $260,795        0.50%(a)+        4.17%+          5%            0.70%+
    (0.48)          11.18         8.21       287,348        0.50(a)          4.36            7             0.70
    (0.50)          10.79         3.44       237,459        0.50(a)          4.58           10             0.72
    (0.50)          10.92         8.92       252,741        0.50             4.73            9             0.70
    (0.50)          10.51         0.29       228,698        0.50(a)          4.66           23             0.73
    (0.50)          10.98         5.21       227,299        0.50(a)          4.54            5             0.70

   $(0.22)         $11.19         2.08%     $ 58,634        0.75%(a)+        3.92%+          5%            0.95%+
    (0.45)          11.18         7.95        57,088        0.75(a)          4.11            7             0.95
    (0.47)          10.79         3.18        45,678        0.75(a)          4.33           10             0.97
    (0.48)          10.92         8.65        43,655        0.75             4.48            9             0.95
    (0.47)          10.51         0.06        46,663        0.73(a)          4.43           23             0.98
    (0.48)          10.98         5.00        56,733        0.70(a)          4.34            5             0.95

   $(0.18)         $11.19         1.70%     $ 16,543        1.50%(a)+        3.17%+          5%            1.70%+
    (0.37)          11.18         7.14        17,337        1.50(a)          3.36            7             1.70
    (0.39)          10.79         2.40         8,987        1.50(a)          3.58           10             1.72
    (0.40)          10.92         7.85         8,859        1.50             3.73            9             1.70
    (0.40)          10.51        (0.63)        9,073        1.41(a)          3.75           23             1.73
    (0.41)          10.98         4.38        10,296        1.30(a)          3.74            5             1.70

   $(0.18)         $11.19         1.69%     $  2,442        1.50%(a)+        3.17%+          5%            1.70%+
    (0.37)          11.18         7.14         1,680        1.50(a)          3.36            7             1.70
    (0.39)          10.79         2.41           869        1.50(a)          3.58           10             1.72
    (0.40)          10.92         7.84           817        1.50             3.73            9             1.70
    (0.39)          10.51        (0.71)          759        1.50(a)          3.66           23             1.73
    (0.41)          10.98         4.36         1,100        1.34(a)          3.70            5             1.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to the municipal bond portfolios of Funds
Trust: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Intermediate Municipal Bond Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Kansas Municipal Income Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Texas Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations are based upon a matrix pricing system and/or appraisals which take into consideration such factors as yields, security prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

When-issued/delayed-delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Short-Term Municipal Income.................................     0.30%
Intermediate Municipal Bond and nine single-state
  Intermediate Municipal Bond Funds.........................     0.40%
Municipal Income and three single-state Municipal Bond
  Funds.....................................................     0.50%

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at a maximum annual rate of 0.22% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.16% (annualized) of the Funds' average daily net assets (net of waivers and sub-administrator fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fee payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive fees to the extent that the total expenses (excluding interest expense, shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                              ANNUAL RATE
                                                              -----------
Short-Term Municipal Income.................................     0.40%
Intermediate Municipal Bond and nine single-state
  Intermediate Municipal Bond Funds.........................     0.50%
Municipal Income and three single-state Municipal Bond
  Funds.....................................................     0.60%

BACAP is entitled to recover from the Funds (except Kansas Municipal Income
Fund) any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                                               POTENTIAL AMOUNT TO      POTENTIAL AMOUNT TO
                                                              RECOVER WITHIN 3 YEARS   RECOVER WITHIN 3 YEARS
FUND                                                              AS OF 9/30/03            AS OF 3/31/03
-------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................        $1,016,214               $1,533,069
Intermediate Municipal Bond.................................         1,726,538                2,838,755
Municipal Income............................................           737,513                1,468,151
California Intermediate Municipal Bond......................           177,980                  221,927
California Municipal Bond...................................           323,933                  605,058
Florida Intermediate Municipal Bond.........................           272,629                  494,942
Florida Municipal Bond......................................           156,201                  296,315
Georgia Intermediate Municipal Bond.........................           209,007                  389,857
Maryland Intermediate Municipal Bond........................           271,508                  495,122
North Carolina Intermediate Municipal Bond..................           267,470                  481,144
South Carolina Intermediate Municipal Bond..................           280,432                  517,196
Tennessee Intermediate Municipal Bond.......................           116,855                  201,545
Texas Intermediate Municipal Bond...........................           287,809                  529,754
Virginia Intermediate Municipal Bond........................           361,452                  653,332

BNY serves as the custodian of Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A Shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $88,540 for providing such services and is included in "Transfer agent fees" in the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                                 FRONT END               CONTINGENT DEFERRED
                                                               SALES CHARGE                  SALES CHARGE
                                                                   (000)                        (000)
                                                              ---------------   --------------------------------------
FUND                                                            INVESTOR A      INVESTOR A    INVESTOR B    INVESTOR C
----------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................        $37            $56           $--           $12
Intermediate Municipal Bond.................................         15             41             4             3
Municipal Income............................................         25             25             4            --
California Intermediate Municipal Bond......................         21             --            --             6
California Municipal Bond...................................         69              5             9            --*
Florida Intermediate Municipal Bond.........................         42              2            11             1
Florida Municipal Bond......................................         22              1             6            --
Georgia Intermediate Municipal Bond.........................         12             --            11             2
Kansas Municipal Income.....................................         26             14            --            --*
Maryland Intermediate Municipal Bond........................         60              6             8             1
North Carolina Intermediate Municipal Bond..................         10              4             2            --
South Carolina Intermediate Municipal Bond..................         43             --             1            --*
Tennessee Intermediate Municipal Bond.......................         14              1             5            --*
Texas Intermediate Municipal Bond...........................          3             --             1            --
Virginia Intermediate Municipal Bond........................         35             --             2            --*

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

Certain Funds have made daily investments of cash balances in Nations Tax-Exempt Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT   PLAN
                                                               RATE     LIMIT
                                                              ---------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................   0.25%*   0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%    0.25%
Investor B and Investor C Distribution Plans................   0.75%    0.75%

---------------

 *Short-Term Municipal Income pays its shareholder servicing fees under a separate shareholder servicing plan.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES    SALES
                                                                (000)      (000)
                                                              --------------------
Short-Term Municipal Income.................................  $246,224    $ 70,768
Intermediate Municipal Bond.................................   158,600     234,179
Municipal Income............................................    39,047      88,073
California Intermediate Municipal Bond......................    15,560       2,198
California Municipal Bond...................................    15,458      29,370
Florida Intermediate Municipal Bond.........................    32,845      29,789
Florida Municipal Bond......................................     3,404      14,914
Georgia Intermediate Municipal Bond.........................     8,557      13,317
Kansas Municipal Income.....................................     6,737      12,630
Maryland Intermediate Municipal Bond........................    19,978      22,745
North Carolina Intermediate Municipal Bond..................    26,094      20,298
South Carolina Intermediate Municipal Bond..................    30,565      39,551
Tennessee Intermediate Municipal Bond.......................    11,394      17,998
Texas Intermediate Municipal Bond...........................    35,595      38,490
Virginia Intermediate Municipal Bond........................    18,087      44,575

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 for the Intermediate Municipal Bond Fund were $14,655,469 and $14,085,547, respectively.

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

                       INTERMEDIATE MUNICIPAL BOND FUNDS

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $499,999                                                Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Six years

                             MUNICIPAL INCOME FUND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Eight years

                    ALL OTHER LONG-TERM MUNICIPAL BOND FUNDS

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

6.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Funds had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Funds under the Agreement were as follows:

                                                                     AVERAGE
                                                                     AMOUNT           AVERAGE
                                                                  OUTSTANDING*        INTEREST
FUND                                                                  (000)             RATE
----------------------------------------------------------------------------------------------
Short-Term Municipal Income.................................          $ 69            1.50  %
Intermediate Municipal Bond.................................            10            1.51
Municipal Income............................................            94            1.63
California Municipal Bond...................................            69            1.59
Florida Intermediate Municipal Bond.........................            37            1.49
Florida Municipal Bond......................................            30            1.52
Georgia Intermediate Municipal Bond.........................             3            1.50
Kansas Municipal Income.....................................            31            1.65
Maryland Intermediate Municipal Bond........................            26            1.54
North Carolina Intermediate Municipal Bond..................            25            1.47
South Carolina Intermediate Municipal Bond..................            18            1.54
Tennessee Intermediate Municipal Bond.......................            41            1.48
Virginia Intermediate Municipal Bond........................           156            1.60

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

7.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                               NET TAX UNREALIZED
                                                                                  GROSS TAX      GROSS TAX       APPRECIATION/
                                                           COST OF INVESTMENTS    UNREALIZED     UNREALIZED    (DEPRECIATION) ON
                                                            FOR TAX PURPOSES     APPRECIATION   DEPRECIATION      INVESTMENTS
FUND                                                              (000)             (000)          (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income..............................      $1,163,030          $ 23,355       $  (463)          $ 22,892
Intermediate Municipal Bond..............................       1,782,655           108,749        (4,828)           103,921
Municipal Income.........................................         677,638            62,565        (2,169)            60,396
California Intermediate Municipal Bond...................         138,454             7,844          (183)             7,661
California Municipal Bond................................         286,900            22,434          (336)            22,098
Florida Intermediate Municipal Bond......................         234,318            12,030          (636)            11,394
Florida Municipal Bond...................................         102,847            10,611          (109)            10,502
Georgia Intermediate Municipal Bond......................         159,511            10,714          (277)            10,437
Kansas Municipal Income..................................          84,789             4,979          (162)             4,817
Maryland Intermediate Municipal Bond.....................         227,476            15,705          (542)            15,163
North Carolina Intermediate Municipal Bond...............         228,360            16,062          (212)            15,850
South Carolina Intermediate Municipal Bond...............         244,151            15,426          (539)            14,887
Tennessee Intermediate Municipal Bond....................          63,001             3,994           (14)             3,980
Texas Intermediate Municipal Bond........................         259,868            17,584            (9)            17,575
Virginia Intermediate Municipal Bond.....................         315,018            21,149          (964)            20,185

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                       EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING
                                                       IN 2004    IN 2005    IN 2007    IN 2008    IN 2009    IN 2010    IN 2011
FUND                                                    (000)      (000)      (000)      (000)      (000)      (000)      (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income..........................    $ 25        --         --          --      $  360      $15       $  336
Municipal Income.....................................      --        --         --        $502         734       --        8,472
Florida Intermediate Municipal Bond..................     285       $22         --         717          24       --          138
Georgia Intermediate Municipal Bond..................      --        --         --         981         608       58          955
Maryland Intermediate Municipal Bond.................      --        --        $ 5         614         644       --          480
North Carolina Intermediate Municipal Bond...........      --        --         --         521       1,403       --           --
Tennessee Intermediate Municipal Bond................      --        --         --         172          43       --           --
Texas Intermediate Municipal Bond....................      --        --         --          --       2,701       --           --
Virginia Intermediate Municipal Bond.................      --        --         88         294         799       --           --

During the year ended March 31, 2003, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
FUND                                                               (000)
-----------------------------------------------------------------------------
North Carolina Intermediate Municipal Bond..................      $  514
South Carolina Intermediate Municipal Bond..................         239
Tennessee Intermediate Municipal Bond.......................         144
Texas Intermediate Municipal Bond...........................       1,258
Virginia Intermediate Municipal Bond........................         366

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                                  CAPITAL
                                                              LOSSES DEFERRED
FUND                                                               (000)
-----------------------------------------------------------------------------
Intermediate Municipal Bond.................................      $3,899
Municipal Income............................................       6,295
Florida Intermediate Municipal Bond.........................         125
Virginia Intermediate Municipal Bond........................         177

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

8.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Nations Municipal Bond Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                           TOTAL NET ASSETS    ACQUIRED FUND
                                                    TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    UNREALIZED
                                                    OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   APPRECIATION
ACQUIRING FUND                ACQUIRED FUND              (000)               (000)               (000)             (000)
----------------------------------------------------------------------------------------------------------------------------
Georgia Intermediate     Georgia Municipal Bond         $23,940            $153,547            $177,487           $1,033
Municipal Bond

Maryland Intermediate    Maryland Municipal Bond         39,141             203,873             243,014            2,176
Municipal Bond

North Carolina           North Carolina Municipal        41,805             198,749             240,554            2,158
Intermediate Municipal   Bond
Bond

South Carolina           South Carolina Municipal        25,594             240,434             266,028            1,515
Intermediate Municipal   Bond
Bond

Tennessee Intermediate   Tennessee Municipal Bond         8,813              53,262              62,075              411
Municipal Bond

Texas Intermediate       Texas Municipal Bond            12,262             275,678             287,940              906
Municipal Bond

Virginia Intermediate    Virginia Municipal Bond         32,767             297,423             330,190            1,288
Municipal Bond

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Funds Trust listed in the left column below (each a "Fund") reorganized into a newly created successor fund listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund of Nations Funds Trust. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

FUND                                              REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
--------------------------------------------------------------------------------------------------
Georgia Intermediate Municipal Bond               Georgia Intermediate Municipal Bond
Maryland Intermediate Municipal Bond              Maryland Intermediate Municipal Bond
North Carolina Intermediate Municipal Bond        North Carolina Intermediate Municipal Bond
South Carolina Intermediate Municipal Bond        South Carolina Intermediate Municipal Bond
Tennessee Intermediate Municipal Bond             Tennessee Intermediate Municipal Bond
Texas Intermediate Municipal Bond                 Texas Intermediate Municipal Bond
Virginia Intermediate Municipal Bond              Virginia Intermediate Municipal Bond
Short-Term Municipal Income                       Short-Term Municipal Income
Intermediate Municipal Bond                       Intermediate Municipal Bond
Municipal Income                                  Municipal Income
Florida Intermediate Municipal Bond               Florida Intermediate Municipal Bond
Florida Municipal Bond                            Florida Municipal Bond

On May 17, 2002, the California Municipal Bond Fund of Nations Reserves (the "Fund") reorganized into a newly created successor fund of Nations Funds Trust that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of the Fund for shares of equal value of the newly created successor fund. The financial statements of the successor fund reflect the historical financial results of the Fund prior to the reorganization.

CONVERSION OF COMMON TRUST FUNDS

On August 16, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                           TOTAL NET ASSETS    ACQUIRED FUND
                                                    TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    UNREALIZED
                                                    OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    APPRECIATION
ACQUIRING FUND                ACQUIRED FUND              (000)               (000)               (000)             (000)
----------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal   Bank of America                $ 11,110          $1,264,040          $1,275,150          $   586
Bond                     Oregon Tax-Exempt Income
                         Fund

Intermediate Municipal   Bank of America                  31,309           1,264,040           1,295,349            1,410
Bond                     Arizona Tax-Exempt Fund

Intermediate Municipal   Bank of America                 367,794           1,264,040           1,631,834           17,039
Bond                     National Intermediate
                         Tax-Exempt Bond Fund

Intermediate Municipal   Bank of America                 297,125           1,264,040           1,561,165           15,339
Bond                     National
                         Short-Intermediate
                         Tax-Exempt Fund

California Intermediate  Bank of America                 130,380                   0             130,380            7,518
Municipal Bond           Shorter-Term California
                         Tax-Exempt Fund

California Municipal     Bank of America                 122,576             229,347             351,923            8,475
Bond                     Longer-Term California
                         Tax-Exempt Fund

9.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund



MUNISAR
(9/03)

                                             Nations Convertible
                                             Securities Fund

                                             Nations Asset
                                             Allocation Fund

                                             Nations Value Fund

                                             Nations MidCap Value Fund

                                             Nations SmallCap Value Fund

                                             Nations Marsico
                                             Growth Fund

                                             Nations Strategic
                                             Growth Fund

                                             Nations Capital Growth Fund

         STOCK FUNDS                         Nations Marsico
         --------------------------------    Focused Equities Fund
         Semiannual report for the period
         ended September 30, 2003            Nations MidCap
                                             Growth Fund

                                             Nations Marsico 21st
                                             Century Fund

                                             Nations Small
                                             Company Fund




                                            [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Convertible Securities Fund                           3
                                       Nations Asset Allocation Fund                                 9
                                       Nations Value Fund                                           19
                                       Nations MidCap Value Fund                                    22
                                       Nations SmallCap Value Fund                                  25
                                       Nations Marsico Growth Fund                                  28
                                       Nations Strategic Growth Fund                                29
                                       Nations Capital Growth Fund                                  30
                                       Nations Marsico Focused Equities Fund                        32
                                       Nations MidCap Growth Fund                                   33
                                       Nations Marsico 21st Century Fund                            36
                                       Nations Small Company Fund                                   38
                                     Statements of operations                                       42
                                     Statements of changes in net assets                            46
                                     Schedules of capital stock activity                            52
                                     Financial highlights                                           64
                                     Notes to financial statements                                  88
                                     Statement of net assets -- Nations Master Investment Trust    103
                                       Nations Marsico Growth Master Portfolio                     103
                                       Nations Strategic Growth Master Portfolio                   105
                                       Nations Marsico Focused Equities Master Portfolio           107
                                     Statement of operations                                       109
                                     Statement of changes in net assets                            110
                                     Financial highlights                                          111
                                     Notes to financial statements                                 112

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 19.1%
            BROADCASTING AND CABLE -- 1.1%
  150,300   Clear Channel Communications, Inc. ...........................   $    5,756
  444,450   The Walt Disney Company.......................................        8,965
                                                                             ----------
                                                                                 14,721
                                                                             ----------
            COMMERCIAL BANKING -- 0.8%
   46,147   Bank United Corporation!!.....................................            2
  594,374   Sovereign Bancorp, Inc. ......................................       11,026
                                                                             ----------
                                                                                 11,028
                                                                             ----------
            COMMERCIAL SERVICES -- 0.8%
  600,000   Cendant Corporation!!.........................................       11,214
                                                                             ----------
            COMPUTER SERVICES -- 0.6%
   42,560   Affiliated Computer Services, Inc., Class A!!.................        2,072
  176,000   Automatic Data Processing, Inc. ..............................        6,310
                                                                             ----------
                                                                                  8,382
                                                                             ----------
            CONGLOMERATES -- 0.4%
  250,000   Tyco International Ltd. ......................................        5,108
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.3%
   69,600   Wal-Mart Stores, Inc. ........................................        3,887
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 2.0%
  134,000   3M Company....................................................        9,256
  104,000   Danaher Corporation...........................................        7,681
  270,000   General Electric Company......................................        8,049
   50,000   Kaydon Corporation............................................        1,187
                                                                             ----------
                                                                                 26,173
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.8%
   98,000   Cinergy Corporation...........................................        3,597
  379,924   NiSource Inc. ................................................        7,590
                                                                             ----------
                                                                                 11,187
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.7%
  180,000   Moody's Corporation...........................................        9,895
                                                                             ----------
            FOOD PRODUCTS -- 0.5%
  126,600   Wm. Wrigley Jr. Company.......................................        7,001
                                                                             ----------
            HEAVY MACHINERY -- 0.7%
  225,000   Cummins, Inc. ................................................        9,997
                                                                             ----------
            INSURANCE -- 0.2%
   86,750   Protective Life Corporation...................................        2,589
                                                                             ----------
            INTEGRATED OIL -- 1.0%
  110,000   ChevronTexaco Corporation.....................................        7,859
  192,096   Unocal Corporation............................................        6,055
                                                                             ----------
                                                                                 13,914
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- 1.3%
   70,500   Alcoa Inc. ...................................................   $    1,844
  200,000   Freeport-McMoran Copper & Gold, Inc., Class B.................        6,620
  300,000   Inco Ltd.!!...................................................        8,325
                                                                             ----------
                                                                                 16,789
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.1%
  140,000   Hanover Compressor Company!!..................................        1,386
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.1%
  478,200   American Tower Corporation, Class A!!.........................        4,854
  351,700   Comverse Technology, Inc.!!...................................        5,261
  550,000   Corning Inc.!!................................................        5,181
                                                                             ----------
                                                                                 15,296
                                                                             ----------
            OILFIELD SERVICES -- 3.2%
  310,000   Diamond Offshore Drilling, Inc. ..............................        5,921
  300,000   Halliburton Company...........................................        7,275
  400,000   Pride International, Inc.!!...................................        6,780
  300,000   Rowan Companies, Inc.!!.......................................        7,375
  150,000   Schlumberger Ltd. ............................................        7,260
  340,000   Transocean Inc.!!.............................................        6,800
                                                                             ----------
                                                                                 41,411
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.0%
  300,000   International Paper Company...................................       11,706
   27,000   Weyerhaeuser Company..........................................        1,578
                                                                             ----------
                                                                                 13,284
                                                                             ----------
            PHARMACEUTICALS -- 0.7%
   71,000   Amgen Inc.!!..................................................        4,584
   80,700   Teva Pharmaceutical Industries Ltd., ADR......................        4,612
                                                                             ----------
                                                                                  9,196
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
   40,000   Union Pacific Corporation.....................................        2,327
                                                                             ----------
            SEMICONDUCTORS -- 0.8%
   66,000   Analog Devices, Inc.!!........................................        2,509
  145,500   Intel Corporation.............................................        4,003
  111,300   Linear Technology Corporation.................................        3,986
                                                                             ----------
                                                                                 10,498
                                                                             ----------
            SOFTWARE -- 0.5%
   54,000   Mercury Interactive Corporation!!.............................        2,452
  170,000   Microsoft Corporation.........................................        4,724
                                                                             ----------
                                                                                  7,176
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- 0.3%
  320,000   Crown Castle International Corporation!!......................   $    3,011
   75,000   Nextel Communications, Inc., Class A!!........................        1,477
                                                                             ----------
                                                                                  4,488
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $234,090).............................................      256,947
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
--------
            CONVERTIBLE BONDS AND NOTES -- 58.3%
            AEROSPACE AND DEFENSE -- 0.3%
$   4,180   L-3 Communications Holdings, Inc.,
              4.000% 09/15/11@............................................        4,264
                                                                             ----------
            AIRLINES -- 0.8%
   11,900   Delta Air Lines, Inc.,
              8.000% 06/03/23@............................................       11,112
                                                                             ----------
            AUTOMOTIVE -- 0.9%
    7,200   Sonic Automotive Inc.,
              5.250% 05/07/09.............................................        6,462
    5,850   Tower Automotive Inc.,
              5.000% 08/01/04(a)..........................................        5,762
                                                                             ----------
                                                                                 12,224
                                                                             ----------
            BROADCASTING AND CABLE -- 2.8%
    6,925   Liberty Media Corporation,
              0.750% 03/30/23.............................................        7,436
    1,975   Liberty Media Corporation,
              3.500% 01/15/31(a)..........................................        1,521
   12,310   Liberty Media Corporation,
              3.250% 03/15/31(a)..........................................       11,940
    7,255   Liberty Media Group,
              3.500% 01/15/31@............................................        5,586
   10,800   The Walt Disney Company,
              2.125% 04/15/23.............................................       11,030
                                                                             ----------
                                                                                 37,513
                                                                             ----------
            CHEMICALS -- BASIC -- 0.4%
    4,915   Church & Dwight Co., Inc.,
              5.250% 08/15/33.............................................        5,222
                                                                             ----------
            COMMERCIAL SERVICES -- 2.0%
    4,290   Acxiom Corporation,
              3.750% 02/15/09@............................................        4,676
   11,910   Fair Issac Corporation,
              1.500% 08/15/23.............................................       12,729
    7,897   Lennox International Inc.,
              6.250% 06/01/09.............................................        9,101
                                                                             ----------
                                                                                 26,506
                                                                             ----------
            COMPUTER SERVICES -- 2.3%
   13,720   Amazon.com, Inc.,
              4.750% 02/01/09.............................................       13,085

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMPUTER SERVICES -- (CONTINUED)
$  11,910   DST Systems Inc.,
              4.125% 08/15/23.............................................   $   13,221
    3,850   The BISYS Group, Inc.,
              4.000% 03/15/06@............................................        3,696
      975   The BISYS Group, Inc.,
              4.000% 03/15/06.............................................          936
                                                                             ----------
                                                                                 30,938
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 1.5%
    8,910   Quantum Corporation,
              4.375% 08/01/10.............................................        8,621
      970   School Specialty, Inc.,
              6.000% 08/01/08.............................................        1,029
    5,330   School Specialty, Inc.,
              6.000% 08/01/08@............................................        5,656
    4,900   School Specialty, Inc.,
              3.750% 08/01/23.............................................        4,839
                                                                             ----------
                                                                                 20,145
                                                                             ----------
            CONGLOMERATES -- 2.6%
   13,750   Tyco International Group,
              2.750% 01/15/18.............................................       15,073
   17,350   Tyco International Group,
              3.125% 01/15/23.............................................       19,476
                                                                             ----------
                                                                                 34,549
                                                                             ----------
            CONSTRUCTION -- 0.6%
   11,750   Shaw Group Inc.,
              2.487%*** 05/01/21(a).......................................        7,608
                                                                             ----------
            CONSUMER SERVICES -- 0.7%
    3,960   Pegasus Solution Inc.,
              3.875% 07/15/23.............................................        3,836
   10,890   RPM International, Inc.,
              1.389% 05/13/33.............................................        5,336
                                                                             ----------
                                                                                  9,172
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.3%
    4,776   Electro Scientific Industries, Inc.,
              4.250% 12/21/06.............................................        4,573
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.8%
    4,715   Kaydon Corporation,
              4.000% 05/23/23.............................................        4,933
    6,686   Maverick Tube Corporation,
              4.000% 06/15/33(a)..........................................        5,809
                                                                             ----------
                                                                                 10,742
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 2.0%
    8,925   CenterPoint Energy, Inc.,
              3.750% 05/15/23.............................................        9,115
   12,890   PPL Energy Supply LLC,
              2.625% 05/15/23.............................................       12,728
    5,950   Reliant Resources, Inc.,
              5.000% 08/15/10(a)..........................................        5,065
                                                                             ----------
                                                                                 26,908
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
$  10,750   Calpine Corporation,
              4.000% 12/26/06.............................................   $    9,850
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 1.5%
   16,870   Vishay Intertechnology,
              3.625% 08/01/23(a)..........................................       20,033
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 0.1%
    1,000   Massey Energy Company,
              4.750% 05/15/23(a)..........................................        1,005
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 1.4%
    4,225   Devon Energy Corporation,
              4.950% 08/15/08.............................................        4,299
    8,925   Kerr-McGee Corporation,
              5.250% 02/15/10.............................................        9,305
    5,450   Massey Energy Company,
              4.750% 05/15/23.............................................        5,477
                                                                             ----------
                                                                                 19,081
                                                                             ----------
            FOOD PRODUCTS -- 0.8%
    4,000   Bunge Ltd.,
              3.750% 11/15/22.............................................        4,305
    5,075   Performance Food Group Company,
              5.500% 10/16/08.............................................        6,743
                                                                             ----------
                                                                                 11,048
                                                                             ----------
            HEALTH SERVICES -- 1.6%
    3,970   Affymetrix Inc.,
              4.750% 02/15/07.............................................        3,623
    9,920   Health Management Associates, Inc.,
              1.500% 08/01/23.............................................       10,465
    6,950   Lincare Holdings Inc.,
              3.000% 06/15/33.............................................        7,150
                                                                             ----------
                                                                                 21,238
                                                                             ----------
            INSURANCE -- 0.9%
    5,892   Ohio Casualty Corporation,
              5.000% 03/19/22@............................................        5,678
    5,850   PMI Group Inc.,
              2.500% 07/15/21@............................................        6,187
                                                                             ----------
                                                                                 11,865
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 2.1%
    7,410   Charles River Labs Inc.,
              3.500% 02/01/22@............................................        7,364
   14,890   Invitrogen Corporation,
              2.000% 08/01/23.............................................       16,360
    3,970   Protein Design Labs, Inc.,
              2.750% 08/16/23.............................................        3,876
                                                                             ----------
                                                                                 27,600
                                                                             ----------
            METALS AND MINING -- 2.2%
   12,785   Freeport-McMoran Copper & Gold, Inc.,
              7.000% 02/11/11.............................................       17,100
    4,995   Inco Ltd.,
              1.000% 03/14/23@............................................        5,182
    4,870   Inco Ltd.,
              3.500% 03/14/52.............................................        5,990

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            METALS AND MINING -- (CONTINUED)
$   1,000   Inco Ltd.,
              3.500% 03/14/52@............................................   $    1,230
                                                                             ----------
                                                                                 29,502
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.4%
    4,970   Dynegy Inc.,
              4.750% 08/15/23.............................................        5,709
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 3.8%
    8,860   American Tower Corporation,
              6.250% 10/15/09.............................................        8,439
   11,910   American Tower Corporation,
              3.250% 08/01/10.............................................       12,773
    4,940   Corning Inc.,
              3.500% 11/01/08.............................................        5,786
    9,830   Crown Castle International Corporation,
              4.000% 07/15/10.............................................       11,612
   12,800   Lucent Technologies Inc.,
              2.750% 06/15/23.............................................       12,016
                                                                             ----------
                                                                                 50,626
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.2%
    2,000   Fisher Scientific International,
              2.500% 10/01/23.............................................        2,205
                                                                             ----------
            OILFIELD SERVICES -- 2.3%
    9,925   Halliburton Company,
              3.125% 07/15/23.............................................        9,925
    8,226   Hanover Compressor Company,
              4.750% 03/15/08.............................................        7,393
    1,000   Pride International, Inc.,
              2.500% 03/01/07.............................................        1,180
   11,900   Pride International, Inc.,
              3.250% 05/01/33(a)..........................................       12,138
                                                                             ----------
                                                                                 30,636
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.3%
   17,910   Sealed Air Corporation,
              3.000% 06/30/33(a)..........................................       17,843
                                                                             ----------
            PHARMACEUTICALS -- 6.2%
    9,920   Amgen Inc.,
              0.962%*** 03/01/32..........................................        7,552
    2,970   Axcan Pharmaceuticals, Inc.,
              4.250% 04/15/08@............................................        3,512
    3,970   Celgene Corporation,
              1.750% 06/01/08.............................................        4,580
    9,260   Enzon Pharmaceuticals Inc.,
              4.500% 07/01/08.............................................        7,709
   11,880   ICOS Corporation,
              2.000% 07/01/23.............................................       11,004
    5,700   IVAX Corporation,
              4.500% 05/15/08@............................................        5,593

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PHARMACEUTICALS -- (CONTINUED)
$   1,400   IVAX Corporation,
              4.500% 05/15/08.............................................   $    1,374
    3,270   K-V Pharmaceutical Company,
              2.500% 05/16/33.............................................        3,785
    2,100   Medicis Pharmaceutical Corporation, Inc.,
              2.500% 06/04/32@............................................        2,449
      170   Medicis Pharmaceutical Corporation, Inc.,
              2.500% 06/04/32.............................................          198
    6,950   Sepracor Inc.,
              5.000% 02/15/07(a)..........................................        6,429
    7,950   Teva Pharmaceutical Industries Ltd.,
              0.375% 11/15/22.............................................       11,169
   11,290   Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07.............................................        9,540
    6,970   Watson Pharmaceuticals,
              1.750% 03/15/23@............................................        8,451
                                                                             ----------
                                                                                 83,345
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 1.1%
    2,420   Interpublic Group of Companies, Inc.,
              4.500% 03/15/23@............................................        3,415
   12,795   Lamar Advertising Company,
              2.875% 12/31/10.............................................       11,740
                                                                             ----------
                                                                                 15,155
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 1.3%
    5,875   GATX Corporation,
              7.500% 02/01/07@............................................        6,131
    1,805   GATX Corporation,
              7.500% 02/01/07.............................................        1,884
    3,952   GATX Corporation,
              5.000% 08/15/23.............................................        4,308
    4,960   Yellow Corporation,
              5.000% 08/08/23(a)..........................................        5,822
                                                                             ----------
                                                                                 18,145
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
    1,170   EOP Operating, LP,
              7.250%** 11/15/08@..........................................        1,230
                                                                             ----------
            RETAIL -- SPECIALTY -- 0.5%
    6,720   J.C. Penney Company, Inc.,
              5.000% 10/15/08@............................................        6,838
                                                                             ----------
            SEMICONDUCTORS -- 4.9%
   14,750   Agere Systems Inc.,
              6.500% 12/15/09.............................................       19,045
    9,745   Agilent Technologies, Inc.,
              3.000% 12/01/21@............................................        9,829
    3,080   Conexant Systems, Inc.,
              4.000% 02/01/07.............................................        2,614
    4,818   Fairchild Semiconductor Corporation,
              5.000% 11/01/08@............................................        4,716

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SEMICONDUCTORS -- (CONTINUED)
$   2,000   Fairchild Semiconductor Corporation, Class A,
              5.000% 11/01/08.............................................   $    1,958
    5,420   International Rectifier Corporation,
              4.250% 07/15/07.............................................        5,163
    4,880   Kulicke & Soffa Industries Inc.,
              5.250% 08/15/06.............................................        4,465
    4,900   Kulicke & Soffa Industries, Inc.,
              4.750% 12/15/06.............................................        4,294
      990   LSI Logic Corporation,
              4.000% 11/01/06.............................................          947
    4,351   LSI Logic Corporation,
              4.000% 11/01/06@............................................        4,161
    7,920   LSI Logic Corporation,
              4.000% 05/15/10@............................................        8,554
                                                                             ----------
                                                                                 65,746
                                                                             ----------
            SOFTWARE -- 1.4%
   10,325   BEA Systems, Inc.,
              4.000% 12/15/06.............................................       10,093
    3,680   Documentum, Inc.,
              4.500% 04/01/07.............................................        3,951
    4,686   Mercury Interactive Corporation,
              4.750% 07/01/07(a)..........................................        4,657
                                                                             ----------
                                                                                 18,701
                                                                             ----------
            SPECIALTY STORES -- 0.4%
    5,295   Barnes & Noble, Inc.,
              5.250% 03/15/09@............................................        5,434
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 5.1%
    9,405   Andrew Corporation,
              3.250% 08/15/13.............................................       11,097
    9,675   AT&T Corporation - Liberty Media Group,
              4.000% 11/15/29.............................................        6,410
    2,900   Centurytel Inc.,
              4.750% 08/01/32.............................................        3,353
    4,925   Commonwealth Telephone Enterprises, Inc.,
              3.250% 07/15/23.............................................        4,999
    6,800   Harris Corporation,
              3.500% 08/15/22.............................................        7,302
    3,000   Level 3 Communications, Inc.,
              6.000% 09/15/09(a)..........................................        1,913
    2,000   Level 3 Communications, Inc.,
              6.000% 03/15/10(a)..........................................        1,255
    6,880   Level 3 Communications, Inc.,
              2.875% 07/15/10(a)..........................................        6,768
    2,940   Nextel Communications, Inc.,
              6.000% 06/01/11.............................................        3,186
   11,560   Nextel Communications, Inc., Class A,
              5.250% 01/15/10.............................................       10,780

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$  11,450   Nextel Partners, Inc.,
              1.500% 11/15/08.............................................   $   11,926
                                                                             ----------
                                                                                 68,989
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $742,415).............................................      783,300
                                                                             ----------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 21.4%
            AEROSPACE AND DEFENSE -- 1.2%
   45,000   Northrop Grumman Corporation, 7.00%...........................        5,306
   80,350   Northrop Grumman Corporation, 7.25%...........................        7,858
   68,500   Raytheon Company(a)...........................................        3,627
                                                                             ----------
                                                                                 16,791
                                                                             ----------
            AUTOMOTIVE -- 1.7%
   74,000   Ford Motor Company Capital Trust II...........................        3,205
  552,250   General Motors Corporation....................................       14,883
  233,300   General Motors Corporation, Series B..........................        5,361
                                                                             ----------
                                                                                 23,449
                                                                             ----------
            BEVERAGES -- 0.5%
  210,350   Constellation Brands, Inc. ...................................        6,083
                                                                             ----------
            COMMERCIAL BANKING -- 0.7%
  145,000   Washington Mutual Capital Trust I.............................        7,767
   40,000   Washington Mutual Inc. .......................................        2,143
                                                                             ----------
                                                                                  9,910
                                                                             ----------
            COMMERCIAL SERVICES -- 0.5%
  138,680   Cendant Corporation...........................................        6,349
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.5%
   63,700   Xerox Corporation.............................................        6,519
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 0.9%
   47,550   Doral Financial Corporation...................................       11,965
                                                                             ----------
            CONSUMER SERVICES -- 0.3%
   66,255   Allied Waste Industries, Inc. ................................        4,124
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.0%
   97,800   Williams Companies, Inc.(a)...................................        5,892
  119,100   Williams Companies, Inc.@.....................................        7,176
                                                                             ----------
                                                                                 13,068
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.7%
  288,200   Ameren Corporation............................................        8,026
  120,200   Cinergy Corporation...........................................        7,356
  330,000   Duke Energy Corporation.......................................        4,310
  175,300   PPL Capital Fund Trust I......................................        3,685
                                                                             ----------
                                                                                 23,377
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 1.3%
   70,200   Anthem, Inc. .................................................   $    5,985
  205,850   Omnicare, Inc.(a).............................................       11,579
                                                                             ----------
                                                                                 17,564
                                                                             ----------
            HEAVY MACHINERY -- 1.0%
  179,200   Cummins Capital Trust I.......................................       10,528
   42,000   Cummins Capital Trust I@......................................        2,468
                                                                             ----------
                                                                                 12,996
                                                                             ----------
            INSURANCE -- 2.6%
  208,360   Hartford Financial Services Group, Inc. ......................       11,654
  196,225   Prudential Financial Inc. ....................................       11,785
   66,000   Reinsurance Group of America Inc. ............................        3,919
  175,560   UnumProvident Corporation.....................................        5,650
                                                                             ----------
                                                                                 33,008
                                                                             ----------
            INVESTMENT SERVICES -- 0.8%
  294,000   Citigroup Global Markets Holdings Inc. .......................       10,222
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.9%
  242,160   Baxter International Inc. ....................................       12,750
                                                                             ----------
            METALS AND MINING -- 0.2%
   43,750   Arch Coal, Inc. ..............................................        2,838
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.1%
   85,950   Lucent Technologies Capital Trust I...........................        7,131
   20,000   Lucent Technologies Inc. .....................................        2,075
  270,000   Merrill Lynch-Series Cisco....................................        5,360
                                                                             ----------
                                                                                 14,566
                                                                             ----------
            OIL AND GAS -- 1.0%
  173,650   Chesapeake Energy Corporation.................................       10,853
   46,200   Southern Union Company........................................        2,587
                                                                             ----------
                                                                                 13,440
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.0%
  172,500   Boise Cascade Corporation.....................................        7,807
  111,400   Temple-Inland Inc. ...........................................        5,442
                                                                             ----------
                                                                                 13,249
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
  176,700   Equity Residential Properties Trust...........................        4,608
                                                                             ----------
            SEMICONDUCTORS -- 0.4%
  154,990   Motorola, Inc.(a).............................................        5,877
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.8%
  199,600   Alltel Corporation............................................        9,759
  116,000   CenturyTel, Inc. .............................................        3,213
  228,000   Citizens Communications Company...............................        5,495

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Convertible Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
  113,600   Citizens Utilities Trust......................................   $    5,669
                                                                             ----------
                                                                                 24,136
                                                                             ----------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $270,116).............................................      286,889
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            FOREIGN CONVERTIBLE BONDS AND NOTES -- 0.6%
              (Cost $7,023)
$   9,800   Nortel Networks Corporation,
              4.250% 09/01/08.............................................        8,649
                                                                             ----------
 SHARES
  (000)
--------
            INVESTMENT COMPANIES -- 15.8%
              (Cost $213,064)
  213,064   Nations Cash Reserves, Capital Class Shares#..................      213,064
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,466,708*)................................     115.2%   1,548,849
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (15.2)%
            Receivable for investment securities sold.....................   $      994
            Receivable for Fund shares sold...............................        2,612
            Dividends receivable..........................................          532
            Interest receivable...........................................        6,839
            Receivable from investment adviser............................           44
            Collateral on securities loaned...............................     (210,066)
            Payable for Fund shares redeemed..............................       (2,517)
            Investment advisory fee payable...............................         (724)
            Administration fee payable....................................         (256)
            Shareholder servicing and distribution fees payable...........         (236)
            Due to custodian..............................................         (995)
            Accrued Trustees' fees and expenses...........................          (73)
            Accrued expenses and other liabilities........................         (209)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................     (204,055)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,344,794
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      464
            Accumulated net realized loss on investments sold.............      (89,370)
            Net unrealized appreciation of investments....................       82,141
            Paid-in capital...............................................    1,351,559
                                                                             ----------
            NET ASSETS....................................................   $1,344,794
                                                                             ==========
                                                                               VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($795,691,991 / 51,891,112 shares outstanding)..............       $15.33
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($356,003,086 /
              23,210,155 shares outstanding)..............................       $15.34
                                                                             ==========

            Maximum sales charge..........................................        5.75%
            Maximum offering price per share..............................       $16.28

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($138,344,590 / 9,111,890 shares outstanding)...............       $15.18
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($54,754,520 / 3,571,256 shares outstanding)................       $15.33
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $210,066.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $195,072 and $202,733, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMMON STOCKS -- 62.9%
           AEROSPACE AND DEFENSE -- 1.4%
  24,602   Boeing Company................................................   $    845
  32,289   Rockwell Collins, Inc. .......................................        815
  17,735   United Technologies Corporation...............................      1,370
                                                                            --------
                                                                               3,030
                                                                            --------
           AUTOMOTIVE -- 0.5%
  25,631   Ford Motor Company............................................        276
  15,786   Lear Corporation!!............................................        831
                                                                            --------
                                                                               1,107
                                                                            --------
           BEVERAGES -- 1.6%
  16,875   Anheuser-Busch Companies, Inc. ...............................        833
  17,824   Coca-Cola Company.............................................        766
  40,457   PepsiCo, Inc. ................................................      1,853
                                                                            --------
                                                                               3,452
                                                                            --------
           BROADCASTING AND CABLE -- 1.8%
  31,925   AOL Time Warner Inc.!!........................................        482
   9,997   Clear Channel Communications, Inc. ...........................        383
  25,745   Comcast Corporation, Class A!!................................        761
   9,246   Pixar, Inc.!!.................................................        615
   6,469   The E.W. Scripps Company, Class A.............................        551
  25,132   Viacom Inc., Class B..........................................        962
                                                                            --------
                                                                               3,754
                                                                            --------
           BUILDING MATERIALS -- 0.4%
   9,106   American Standard Companies Inc.!!............................        767
                                                                            --------
           CHEMICALS -- SPECIALTY -- 0.7%
  13,085   International Flavors & Fragrances, Inc. .....................        433
  41,746   Monsanto Company..............................................        999
                                                                            --------
                                                                               1,432
                                                                            --------
           COMMERCIAL BANKING -- 7.9%
  34,507   Charter One Financial, Inc. ..................................      1,056
  84,578   Citigroup Inc.##..............................................      3,848
  13,593   City National Corporation.....................................        693
  25,661   Comerica Inc. ................................................      1,196
  60,000   FleetBoston Financial Corporation.............................      1,809
  23,389   Hibernia Corporation, Class A.................................        474
  24,736   Mellon Financial Corporation..................................        746
  13,880   PNC Financial Services Group..................................        660
  36,520   Sovereign Bancorp, Inc. ......................................        677
  76,748   US Bancorp....................................................      1,841
  26,937   Wachovia Corporation..........................................      1,110
  40,768   Washington Mutual, Inc. ......................................      1,605
  13,973   Zions Bancorporation..........................................        780
                                                                            --------
                                                                              16,495
                                                                            --------
           COMPUTER SERVICES -- 1.2%
   9,233   Affiliated Computer Services, Inc., Class A!!.................        450
  50,324   Convergys Corporation!!.......................................        923
  50,419   CSG Systems International, Inc.!!.............................        745
  12,746   First Data Corporation........................................        509
                                                                            --------
                                                                               2,627
                                                                            --------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMPUTERS AND OFFICE
             EQUIPMENT -- 1.3%
   8,953   Dell Inc.!!...................................................   $    299
  15,846   Hewlett-Packard Company.......................................        307
  19,144   International Business Machines Corporation...................      1,690
  10,952   Pitney Bowes Inc. ............................................        420
                                                                            --------
                                                                               2,716
                                                                            --------
           CONGLOMERATES -- 0.3%
  14,260   Pentair, Inc. ................................................        569
                                                                            --------
           CONSUMER CREDIT AND
             MORTGAGES -- 1.0%
  11,294   Fannie Mae....................................................        793
  59,747   MBNA Corporation..............................................      1,362
                                                                            --------
                                                                               2,155
                                                                            --------
           CONSUMER SERVICES -- 0.1%
  12,670   Hewitt Associates, Inc.!!.....................................        309
                                                                            --------
           DEPARTMENT AND DISCOUNT
             STORES -- 1.0%
  39,485   Wal-Mart Stores, Inc.##.......................................      2,205
                                                                            --------
           DIVERSIFIED ELECTRONICS -- 1.1%
  20,612   Cooper Industries, Ltd. ......................................        990
  34,499   Flextronics International Ltd.!!..............................        489
  21,912   Harris Corporation............................................        784
                                                                            --------
                                                                               2,263
                                                                            --------
           DIVERSIFIED MANUFACTURING -- 2.6%
  12,688   3M Company....................................................        876
 119,441   General Electric Company......................................      3,561
  25,581   Harsco Corporation............................................        984
                                                                            --------
                                                                               5,421
                                                                            --------
           ELECTRIC POWER -- NON NUCLEAR -- 0.7%
  94,089   AES Corporation!!.............................................        698
  12,864   Entergy Corporation...........................................        697
                                                                            --------
                                                                               1,395
                                                                            --------
           ELECTRIC POWER -- NUCLEAR -- 0.8%
  15,068   DTE Energy Company............................................        556
  16,755   FPL Group, Inc. ..............................................      1,059
                                                                            --------
                                                                               1,615
                                                                            --------
           ELECTRICAL EQUIPMENT -- 0.2%
  24,725   Celestica Inc.!!..............................................        392
                                                                            --------
           EXPLORATION AND PRODUCTION -- 0.2%
  11,857   Anadarko Petroleum Corporation................................        495
                                                                            --------
           FINANCE -- MISCELLANEOUS -- 0.9%
  10,994   Affiliated Managers Group, Inc.!!.............................        690
  10,383   Capital One Financial Corporation.............................        592
  13,340   H & R Block, Inc. ............................................        576
                                                                            --------
                                                                               1,858
                                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           FINANCIAL SERVICES -- 0.5%
  33,110   J.P. Morgan Chase & Company...................................   $  1,137
                                                                            --------
           FOOD AND DRUG STORES -- 0.3%
  33,755   The Kroger Company!!..........................................        603
                                                                            --------
           FOOD PRODUCTS -- 1.0%
  35,012   Kellogg Company...............................................      1,168
  63,781   Tyson Foods Inc., Class A.....................................        901
                                                                            --------
                                                                               2,069
                                                                            --------
           HEALTH SERVICES -- 1.4%
  22,257   Health Net Inc.!!.............................................        705
  16,639   Quest Diagnostics Inc.!!......................................      1,008
  14,080   UnitedHealth Group Inc. ......................................        709
   8,041   Wellpoint Health Networks Inc.!!..............................        620
                                                                            --------
                                                                               3,042
                                                                            --------
           HOUSEHOLD PRODUCTS -- 1.6%
  24,550   Colgate-Palmolive Company.....................................      1,372
  18,511   Procter & Gamble Company......................................      1,718
  10,020   The Estee Lauder Companies Inc., Class A......................        342
                                                                            --------
                                                                               3,432
                                                                            --------
           HOUSING AND FURNISHING -- 0.6%
  10,454   Lennar Corporation, Class A...................................        813
   6,698   Mohawk Industries Inc.!!......................................        478
                                                                            --------
                                                                               1,291
                                                                            --------
           INSURANCE -- 2.8%
  18,688   ACE Ltd. .....................................................        618
  13,033   Ambac Financial Group, Inc. ..................................        834
  24,407   American International Group, Inc. ...........................      1,409
  13,064   Prudential Financial, Inc. ...................................        488
  33,787   The PMI Group, Inc. ..........................................      1,140
  41,362   Travelers Property Casualty Corporation, Class B..............        657
  49,888   UnumProvident Corporation.....................................        737
                                                                            --------
                                                                               5,883
                                                                            --------
           INTEGRATED OIL -- 3.4%
  24,995   ChevronTexaco Corporation.....................................      1,786
  78,730   Exxon Mobil Corporation##.....................................      2,881
  14,090   Kerr-McGee Corporation........................................        629
  27,861   Marathon Oil Corporation......................................        794
  21,208   Occidental Petroleum Corporation..............................        747
  10,472   Valero Energy Corporation.....................................        401
                                                                            --------
                                                                               7,238
                                                                            --------
           INVESTMENT SERVICES -- 0.8%
   9,253   Lehman Brothers Holdings Inc. ................................        639
  20,754   Merrill Lynch & Company, Inc. ................................      1,111
                                                                            --------
                                                                               1,750
                                                                            --------
           LODGING AND RECREATION -- 1.0%
  15,933   Brunswick Corporation.........................................        409
  12,651   Harrah's Entertainment, Inc. .................................        533
  13,828   Mandalay Resort Group.........................................        548
  35,341   Mattel, Inc. .................................................        670
                                                                            --------
                                                                               2,160
                                                                            --------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           MEDICAL DEVICES AND SUPPLIES -- 2.1%
  20,753   Abbott Laboratories...........................................   $    883
  18,840   Boston Scientific Corporation!!...............................      1,202
  12,611   DENTSPLY International Inc. ..................................        565
  38,091   Johnson & Johnson.............................................      1,887
                                                                            --------
                                                                               4,537
                                                                            --------
           METALS AND MINING -- 0.2%
  16,375   Arch Coal, Inc. ..............................................        364
                                                                            --------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.0%
 120,925   Cisco Systems, Inc.!!.........................................      2,363
  93,112   Motorola, Inc. ...............................................      1,115
 121,082   Tellabs, Inc.!!...............................................        822
                                                                            --------
                                                                               4,300
                                                                            --------
           OILFIELD SERVICES -- 0.4%
  17,080   GlobalSantaFe Corporation.....................................        409
  16,616   Halliburton Company...........................................        403
                                                                            --------
                                                                                 812
                                                                            --------
           PACKAGING AND CONTAINERS -- 0.6%
  15,221   Ball Corporation..............................................        822
  54,667   Crown Holdings, Inc.!!........................................        369
                                                                            --------
                                                                               1,191
                                                                            --------
           PAPER AND FOREST PRODUCTS -- 0.1%
   7,041   International Paper Company...................................        275
                                                                            --------
           PHARMACEUTICALS -- 5.2%
  12,452   Allergan, Inc. ...............................................        980
  30,066   Amgen Inc.!!..................................................      1,941
  27,143   Bristol-Myers Squibb Company..................................        696
   9,985   Eli Lilly and Company.........................................        593
  13,962   Express Scripts, Inc.!!.......................................        854
  26,813   MedImmune, Inc.!!.............................................        885
  11,179   Merck & Company, Inc. ........................................        566
 106,416   Pfizer Inc.##.................................................      3,234
  52,700   Shire Pharmaceuticals Group plc, ADR!!........................      1,165
                                                                            --------
                                                                              10,914
                                                                            --------
           PUBLISHING AND ADVERTISING -- 0.9%
   9,156   Dow Jones & Company, Inc. ....................................        434
  56,347   Interpublic Group of Companies, Inc. .........................        795
  11,325   McGraw-Hill Companies, Inc. ..................................        704
                                                                            --------
                                                                               1,933
                                                                            --------
           RAILROADS, TRUCKING AND
             SHIPPING -- 0.4%
  13,775   United Parcel Service, Inc., Class B..........................        879
                                                                            --------
           RESTAURANTS -- 0.5%
  15,421   Brinker International, Inc.!!.................................        514
  27,231   Darden Restaurants, Inc. .....................................        518
                                                                            --------
                                                                               1,032
                                                                            --------
           SEMICONDUCTORS -- 3.4%
 162,340   Agere Systems Inc., Class A!!(a)..............................        498
 117,373   Intel Corporation.............................................      3,230
  25,140   Intergrated Device Technology, Inc.!!.........................        312

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           SEMICONDUCTORS -- (CONTINUED)
  15,822   Lam Research Corporation!!....................................   $    350
  16,228   MKS Instruments, Inc.!!.......................................        351
  27,552   Teradyne, Inc.!!..............................................        512
  55,300   Texas Instruments Inc. .......................................      1,262
  22,478   Xilinx, Inc.!!................................................        641
                                                                            --------
                                                                               7,156
                                                                            --------
           SOFTWARE -- 3.1%
  14,362   Electronic Arts Inc.!!........................................      1,325
  16,513   Intuit Inc.!!.................................................        797
 112,322   Microsoft Corporation##.......................................      3,121
  54,843   Network Associates, Inc.!!....................................        755
   8,369   Symantec Corporation!!........................................        527
                                                                            --------
                                                                               6,525
                                                                            --------
           SPECIALTY STORES -- 1.6%
  22,839   Abercrombie & Fitch Company!!.................................        633
  32,607   American Eagle Outfitters, Inc.!!.............................        485
  33,304   Barnes & Noble, Inc.!!........................................        845
  22,090   Home Depot, Inc. .............................................        704
  24,645   Sherwin-Williams Company......................................        725
                                                                            --------
                                                                               3,392
                                                                            --------
           TELECOMMUNICATIONS SERVICES -- 2.6%
  29,099   BellSouth Corporation.........................................        689
  31,954   CenturyTel, Inc. .............................................      1,083
  61,906   Nextel Communications, Inc., Class A!!........................      1,219
  46,997   SBC Communications Inc. ......................................      1,046
  45,125   Verizon Communications Inc.##.................................      1,463
                                                                            --------
                                                                               5,500
                                                                            --------
           TOBACCO -- 0.7%
  31,582   Altria Group, Inc. ...........................................      1,383
                                                                            --------
           TOTAL COMMON STOCKS
             (Cost $111,719).............................................    132,855
                                                                            --------
PRINCIPAL
 AMOUNT
  (000)
---------
            ASSET-BACKED SECURITIES -- 1.5%
            ASSET-BACKED -- AUTO LOANS -- 0.8%
$    800    AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................        829
     450    Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        477
     267    Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        271
                                                                             --------
                                                                                1,577
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
$    125    American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................   $    124
     500    Citibank Credit Card Master Trust I, Series 1999-5, Class A,
              6.100% 05/15/08.............................................        550
                                                                             --------
                                                                                  674
                                                                             --------
            ASSET-BACKED -- HOME EQUITY
              LOANS -- 0.0%+
      77    First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24.............................................         79
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
     900    CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09##...........................................        935
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $3,126)...............................................      3,265
                                                                             --------
            CORPORATE BONDS AND NOTES -- 9.0%
            AEROSPACE AND DEFENSE -- 0.2%
      79    Boeing Company,
              5.125% 02/15/13.............................................         80
      10    General Dynamics Corporation,
              4.500% 08/15/10.............................................         10
     151    Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        177
      73    Raytheon Company,
              5.375% 04/01/13.............................................         75
                                                                             --------
                                                                                  342
                                                                             --------
            AUTOMOTIVE -- 0.6%
     243    Daimler Chrysler,
              4.050% 06/04/08.............................................        241
     137    Delphi Corporation,
              6.125% 05/01/04.............................................        140
     177    Ford Motor Company,
              7.450% 07/16/31.............................................        163
     362    Ford Motor Credit Company,
              5.800% 01/12/09##...........................................        364
      33    Ford Motor Credit Company,
              7.375% 02/01/11.............................................         35
     135    General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        143
      87    General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................         90
     113    General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        116
      44    General Motors Corporation,
              8.250% 07/15/23.............................................         46
                                                                             --------
                                                                                1,338
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            BEVERAGES -- 0.1%
$     91    Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................   $     96
     197    Cadbury Schweppes,
              5.125% 10/01/13@............................................        200
                                                                             --------
                                                                                  296
                                                                             --------
            BROADCASTING AND CABLE -- 0.4%
     143    AOL Time Warner Inc.,
              6.150% 05/01/07.............................................        157
      18    AOL Time Warner Inc.,
              6.875% 05/01/12.............................................         20
     202    AOL Time Warner Inc.,
              7.625% 04/15/31##...........................................        230
     116    Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        133
      69    Cox Communications, Inc., Class A,
              5.500% 10/01/15.............................................         71
      38    Cox Enterprises, Inc.,
              4.375% 05/01/08@............................................         39
      21    Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................         21
      61    Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................         85
       8    Viacom Inc., Class B,
              6.625% 05/15/11.............................................          9
      36    Viacom Inc., Class B,
              7.875% 07/30/30.............................................         45
                                                                             --------
                                                                                  810
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
      44    Dow Chemical Company,
              6.125% 02/01/11.............................................         47
      50    Dow Chemical Company,
              7.375% 11/01/29.............................................         56
      38    Eastman Chemical Company,
              3.250% 06/15/08.............................................         37
                                                                             --------
                                                                                  140
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
      63    E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................         64
      49    Praxair, Inc.,
              4.750% 07/15/07.............................................         52
      68    Praxair, Inc.,
              6.500% 03/01/08.............................................         77
                                                                             --------
                                                                                  193
                                                                             --------
            COMMERCIAL BANKING -- 1.7%
     131    AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        133
     351    Bank One Corporation,
              6.000% 08/01/08.............................................        392
     326    Citigroup Inc.,
              7.250% 10/01/10##...........................................        386
      88    Citigroup Inc.,
              6.000% 02/21/12.............................................         97
      69    City National Bank,
              5.125% 02/15/13.............................................         70

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$     84    FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................   $     93
     133    Golden West Financial Corporation,
              4.750% 10/01/12.............................................        136
     210    J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        241
      67    Key Bank N.A.,
              7.000% 02/01/11.............................................         78
     101    Mellon Funding Corporation,
              6.700% 03/01/08.............................................        115
      81    Mellon Funding Corporation,
              6.400% 05/14/11.............................................         92
     226    National City Bank,
              4.625% 05/01/13.............................................        228
     102    PNC Funding Corporation,
              7.000% 09/01/04.............................................        107
     153    PNC Funding Corporation,
              5.750% 08/01/06.............................................        166
     161    Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        179
      71    Regions Financial Corporation,
              7.750% 09/15/24.............................................         88
      53    SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         53
     209    US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        237
     297    Wachovia Corporation,
              4.950% 11/01/06.............................................        320
     180    Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        196
     199    Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        215
                                                                             --------
                                                                                3,622
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
      24    Electronic Data Systems Corporation,
              6.000% 08/01/13@............................................         23
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.1%
      59    International Business Machines Corporation,
              6.500% 01/15/28.............................................         65
      33    International Business Machines Corporation,
              5.875% 11/29/32.............................................         34
     123    Pitney Bowes Inc.,
              4.625% 10/01/12.............................................        124
                                                                             --------
                                                                                  223
                                                                             --------
            CONGLOMERATES -- 0.1%
     118    Waste Management, Inc.,
              7.375% 08/01/10.............................................        138
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CONSUMER CREDIT AND
              MORTGAGES -- 0.2%
$     56    American Express Company,
              3.750% 11/20/07.............................................   $     58
      50    American Express Credit Corporation,
              3.000% 05/16/08.............................................         49
      65    American General Finance, MTN, Series H,
              2.750% 06/15/08.............................................         63
     302    Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        325
                                                                             --------
                                                                                  495
                                                                             --------
            CONSUMER SERVICES -- 0.0%+
      18    Monsanto Company,
              4.000% 05/15/08.............................................         18
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.2%
      21    Kohl's Corporation,
              6.000% 01/15/33.............................................         22
      22    Target Corporation,
              5.375% 06/15/09.............................................         24
     106    Target Corporation,
              5.875% 03/01/12.............................................        117
     175    Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        191
      50    Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................         50
                                                                             --------
                                                                                  404
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 0.1%
     188    First Data Corporation,
              4.700% 08/01/13.............................................        189
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      77    The Scotts Company, Class A,
              8.625% 01/15/09.............................................         81
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.1%
      56    Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................         56
     135    Cinergy Corporation,
              6.250% 09/01/04.............................................        140
      35    Dominion Resources, Inc.,
              5.000% 03/15/13.............................................         35
      22    Ohio Edison Company,
              4.000% 05/01/08@............................................         22
      45    Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................         47
                                                                             --------
                                                                                  300
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.2%
      35    Duquesne Light Company,
              6.700% 04/15/12.............................................         40
      89    FirstEnergy Corporation, Series B,
              6.450% 11/15/11.............................................         93
      53    FirstEnergy Corporation, Series C,
              7.375% 11/15/31.............................................         54

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ELECTRIC POWER -- NUCLEAR -- (CONTINUED)
$    117    Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................   $    127
      66    Southern Power Company, Series B,
              6.250% 07/15/12.............................................         72
      93    Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................        100
                                                                             --------
                                                                                  486
                                                                             --------
            ENERGY -- MISCELLANEOUS -- 0.2%
      18    New York State Electric & Gas,
              5.750% 05/01/23.............................................         17
     113    Nisource Finance Corporation,
              5.400% 07/15/14.............................................        115
     221    Progress Energy, Inc.,
              6.050% 04/15/07.............................................        240
                                                                             --------
                                                                                  372
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.2%
     206    Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        223
     175    XTO Energy, Inc.,
              7.500% 04/15/12.............................................        195
                                                                             --------
                                                                                  418
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 0.6%
     120    Associates Corporation of North America,
              6.950% 11/01/18.............................................        141
      87    CIT Group Inc.,
              7.375% 04/02/07.............................................        100
      42    General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08(a)..........................................         44
     372    General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................        419
     136    Household Finance Corporation,
              5.875% 02/01/09.............................................        149
      53    Household Finance Corporation,
              6.375% 11/27/12.............................................         59
      72    Household Finance Corporation,
              7.350% 11/27/32.............................................         85
      52    International Lease Finance Corporation,
              4.500% 05/01/08.............................................         54
      80    National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................         81
      90    National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................         99
      69    National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................         86
                                                                             --------
                                                                                1,317
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOOD AND DRUG STORES -- 0.1%
$    202    Fred Meyer, Inc.,
              7.450% 03/01/08.............................................   $    234
      19    The Kroger Company,
              6.800% 04/01/11.............................................         22
      23    The Kroger Company,
              6.750% 04/15/12.............................................         26
                                                                             --------
                                                                                  282
                                                                             --------
            HEALTH SERVICES -- 0.2%
      82    Cardinal Health, Inc.,
              6.750% 02/15/11.............................................         95
     193    Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        214
      45    Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         50
                                                                             --------
                                                                                  359
                                                                             --------
            HEAVY MACHINERY -- 0.1%
     154    Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................        168
                                                                             --------
            HOUSEHOLD PRODUCTS -- 0.1%
     114    Proctor & Gamble Company,
              4.750% 06/15/07.............................................        122
                                                                             --------
            INSURANCE -- 0.4%
      37    Hartford Life, Inc.,
              7.375% 03/01/31.............................................         43
      31    Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         31
      70    Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................         68
      85    Metlife, Inc.,
              6.500% 12/15/32.............................................         91
      30    Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         32
     144    Principal Life Global,
              6.250% 02/15/12@............................................        160
      47    Progressive Corporation,
              6.250% 12/01/32.............................................         50
     212    Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................        241
      46    The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         46
      35    The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13@............................................         34
                                                                             --------
                                                                                  796
                                                                             --------
            INTEGRATED OIL -- 0.1%
     194    USX Corporation,
              6.650% 02/01/06.............................................        214
                                                                             --------
            INVESTMENT SERVICES -- 1.0%
     167    Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        172

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$     25    Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................   $     27
     104    Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        114
     204    Goldman Sachs Group, Inc.,
              6.875% 01/15/11##...........................................        235
     169    Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        191
     185    Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        190
     152    Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        174
      38    Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         46
     189    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        209
      82    Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................         81
      63    Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................         64
     245    Morgan Stanley,
              6.750% 04/15/11##...........................................        281
     109    Morgan Stanley,
              6.600% 04/01/12.............................................        123
      68    Morgan Stanley,
              5.300% 03/01/13.............................................         70
      80    Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................         91
                                                                             --------
                                                                                2,068
                                                                             --------
            MEDICAL DEVICES AND
              SUPPLIES -- 0.0%+
      57    Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................         59
                                                                             --------
            METALS AND MINING -- 0.1%
     100    Alcoa Inc.,
              7.375% 08/01/10.............................................        119
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.1%
     250    CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................        281
                                                                             --------
            NATURAL GAS PIPELINES -- 0.2%
     241    Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        257
     125    Teppco Partners, LP,
              7.625% 02/15/12.............................................        147
                                                                             --------
                                                                                  404
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            OIL REFINING AND MARKETING -- 0.0%+
$     39    Valero Energy Corporation,
              6.875% 04/15/12.............................................   $     44
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.1%
      70    Champion International Corporation,
              7.350% 11/01/25.............................................         78
      62    International Paper Company,
              5.850%** 10/30/12...........................................         66
      52    MeadWestvaco Corporation,
              6.850% 04/01/12.............................................         59
      91    MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        108
                                                                             --------
                                                                                  311
                                                                             --------
            PHARMACEUTICALS -- 0.0%+
      27    Pharmacia Corporation,
              6.600% 12/01/28.............................................         31
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.2%
      81    Gannett Company, Inc.,
              6.375% 04/01/12.............................................         92
      58    Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         68
      20    News America Holdings,
              9.250% 02/01/13.............................................         26
     116    News America Holdings,
              8.150% 10/17/36.............................................        143
      25    News America Inc.,
              6.550% 03/15/33.............................................         26
                                                                             --------
                                                                                  355
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.2%
     147    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        170
     234    FedEx Corporation,
              6.625% 02/12/04.............................................        238
                                                                             --------
                                                                                  408
                                                                             --------
            REAL ESTATE -- 0.1%
     129    EOP Operating LP,
              7.000% 07/15/11.............................................        147
      16    ERP Operating LP,
              5.200% 04/01/13.............................................         16
                                                                             --------
                                                                                  163
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
      58    Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................         63
      59    Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................         60
                                                                             --------
                                                                                  123
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.7%
      24    AT&T Corporation,
              7.800% 11/15/11.............................................         28

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$     17    AT&T Corporation,
              8.500%** 11/15/31...........................................   $     20
      41    AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         49
      37    AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................         46
     138    BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        148
      30    Citizens Communications Company,
              9.250% 05/15/11.............................................         38
      15    Citizens Communications Company,
              9.000% 08/15/31.............................................         20
     107    Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................        128
      31    Pacific Bell,
              7.125% 03/15/26.............................................         36
      69    SBC Communications Inc.,
              6.250% 03/15/11.............................................         77
      24    Sprint Capital Corporation,
              6.125% 11/15/08.............................................         26
     204    Sprint Capital Corporation,
              8.375% 03/15/12##...........................................        241
     106    Sprint Capital Corporation,
              8.750% 03/15/32.............................................        126
      28    Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................         34
     224    Verizon New England Inc.,
              6.500% 09/15/11.............................................        251
     200    Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11.............................................        214
                                                                             --------
                                                                                1,482
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $17,876)..............................................     18,994
                                                                             --------
            FOREIGN BONDS AND NOTES -- 1.3%
            BROADCASTING AND CABLE -- 0.0%+
      17    Rogers Cable Inc.,
              6.250% 06/15/13.............................................         17
                                                                             --------
            BUILDING MATERIALS -- 0.1%
     185    Hanson Overseas BV,
              6.750% 09/15/05.............................................        200
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
      23    Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         23
                                                                             --------
            COMMERCIAL BANKING -- 0.1%
     114    Scotland International Finance,
              4.250% 05/23/13@............................................        110
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 0.0%+
$     48    Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................   $     46
                                                                             --------
            FOOD PRODUCTS -- 0.1%
     227    Unilever Capital Corporation,
              7.125% 11/01/10.............................................        269
                                                                             --------
            INTEGRATED OIL -- 0.3%
     142    Conoco Funding Company,
              6.350% 10/15/11.............................................        160
     113    PEMEX Finance Ltd.,
              5.720% 11/15/03.............................................        113
     228    PEMEX Project Funding Master Trust,
              8.625%** 02/01/22...........................................        254
      56    Petro-Canada,
              4.000% 07/15/13.............................................         53
                                                                             --------
                                                                                  580
                                                                             --------
            METALS AND MINING -- 0.1%
      47    Alcan Inc.,
              6.450% 03/15/11.............................................         53
      44    Alcan Inc.,
              7.250% 03/15/31.............................................         52
      48    BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         49
                                                                             --------
                                                                                  154
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
     105    Thomson Corporation,
              5.250% 08/15/13.............................................        109
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.1%
      95    Canadian National Railway Company,
              6.900% 07/15/28.............................................        107
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.4%
      53    British Telecommunications, plc,
              8.375%** 12/15/10...........................................         65
      25    British Telecommunications, plc,
              8.875%** 12/15/30...........................................         33
     203    Deutsche Telecom International Finance BV,
              5.250% 07/22/13.............................................        206
     130    Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        165
     159    France Telecom SA,
              9.000%** 03/01/11...........................................        194
     104    France Telecom SA,
              9.750% 03/01/31.............................................        139
     253    Telus Corporation,
              7.500% 06/01/07.............................................        285
                                                                             --------
                                                                                1,087
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $2,603)...............................................      2,702
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 12.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.8%
$    270    Freddie Mac, Series 2420, Class EC,
              6.500% 03/15/30.............................................   $    274
     388    Freddie Mac, Series 2434, Class PN,
              6.500% 05/15/29.............................................        393
     143    Freddie Mac, Series 2458, Class PC,
              6.500% 02/15/26.............................................        143
   4,239    JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4,
              Class X, Interest only,
              1.283%** 12/26/28...........................................        141
   6,160    Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.113%** 12/15/30...........................................        240
  19,367    Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              0.448%** 09/15/27(c)........................................        207
  23,267    Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              0.307%** 03/15/29(c)........................................        202
                                                                             --------
                                                                                1,600
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 1.4%
       1      8.000% 01/01/04.............................................          1
   1,000      2.875% 09/15/05.............................................      1,024
       9      8.000% 07/01/10.............................................          9
     192      8.000% 09/01/25.............................................        208
     374      6.500% 07/01/29.............................................        390
   1,322      6.500% 11/01/32.............................................      1,382
                                                                             --------
                                                                                3,014
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 8.3%
     205      8.500% 08/01/11.............................................        223
      93      7.500% 10/01/11.............................................         99
     150      4.625% 10/15/13(a)..........................................        152
   5,418      5.000% 03/01/18(b)..........................................      5,551
     157      10.000% 09/01/18............................................        177
      71      7.000% 01/25/21.............................................         76
     508      6.500% 08/25/29.............................................        515
   3,169      6.500% 07/01/32.............................................      3,303
   5,350      5.000% 05/01/33(b)..........................................      5,350

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES --
              (CONTINUED)
$  1,780      6.500% 09/01/33(b)..........................................   $  1,851
     117      3.214%** 08/01/36...........................................        121
                                                                             --------
                                                                               17,418
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.4%
       5      10.000% 02/15/16............................................          6
     110      7.500% 12/15/23.............................................        119
   4,900      5.500% 12/01/32(b)..........................................      5,022
                                                                             --------
                                                                                5,147
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $27,345)..............................................     27,179
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 0.8%
     152    Government of Canada,
              5.250% 11/05/08.............................................        168
     162    Hellenic Republic,
              6.950% 03/04/08.............................................        187
     189    Quebec (Province of),
              7.500% 09/15/29.............................................        240
     126    Region of Lombardy,
              5.804% 10/25/32.............................................        133
      45    Republic of Chile,
              5.500% 01/15/13.............................................         47
     195    Republic of Italy,
              6.000% 02/22/11.............................................        221
      29    Republic of Italy,
              6.875% 09/27/23.............................................         35
      28    Republic of Korea,
              8.875% 04/15/08.............................................         34
     201    United Mexican States,
              8.375% 01/14/11.............................................        239
     105    United Mexican States,
              6.375% 01/16/13.............................................        111
     240    United Mexican States,
              7.500% 04/08/33.............................................        250
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $1,563)...............................................      1,665
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 3.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 0.1%
     150      2.500% 03/15/06.............................................        152
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 0.7%
     415      5.125% 03/06/06.............................................        446
     760      5.800% 09/02/08.............................................        852
     100      3.875% 06/14/13(a)..........................................         96
                                                                             --------
                                                                                1,394
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.4%
$    374      2.375% 04/15/06.............................................   $    377
     500      4.875% 03/15/07.............................................        540
     745      5.125% 10/15/08(a)..........................................        812
     374      5.750% 03/15/09.............................................        418
     747      4.500% 01/15/13(a)..........................................        756
     150      6.750% 03/15/31.............................................        178
                                                                             --------
                                                                                3,081
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 1.3%
     747      5.250% 06/15/06(a)..........................................        810
     971      5.250% 01/15/09.............................................      1,064
     537      4.375% 09/15/12(a)..........................................        541
     200      7.250% 05/15/30(a)..........................................        250
                                                                             --------
                                                                                2,665
                                                                             --------
            TENNESSEE VALLEY AUTHORITY -- 0.1%
     330      4.700% 07/15/33.............................................        297
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $7,379)...............................................      7,589
                                                                             --------
            U.S. TREASURY OBLIGATIONS -- 5.5%
            U.S. TREASURY NOTES -- 0.7%
   1,500      2.000% 08/31/05(a)..........................................      1,516
                                                                             --------
            U.S. TREASURY STRIPS -- 4.8%
     900    Interest only,
              4.389%*** 11/15/13..........................................        580
   4,450    Principal only,
              1.858%*** 08/15/06(a).......................................      4,220
   4,355    Principal only,
              2.938%*** 11/15/08##........................................      3,750
     200    Principal only,
              5.369%*** 08/15/29..........................................         51
   2,100    TIGR Receipts,
              4.239%*** 02/15/13..........................................      1,417
                                                                             --------
                                                                               10,018
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $11,389)..............................................     11,534
                                                                             --------
 SHARES
---------
            WARRANTS -- 0.0%+
              (Cost $0)++
     195    Solutia Inc.,
              Expire 07/15/09!!(h)........................................          1
                                                                             --------
 SHARES
 (000)
--------
            INVESTMENT COMPANIES -- 14.0%
     537    High Yield Portfolio@@........................................      5,112
  24,447    Nations Cash Reserves, Capital Class Shares#..................     24,447
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $29,368)..............................................     29,559
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Asset Allocation Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
-------------------------------------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $212,368*)..................................     111.5%  $235,343
                                                                            --------
           OTHER ASSETS AND
             LIABILITIES (NET).................................     (11.5)%
           Receivable for investment securities sold.....................   $  1,428
           Receivable for Fund shares sold...............................         33
           Dividends receivable..........................................        206
           Interest receivable...........................................        553
           Unrealized appreciation on swap contracts.....................         40
           Variation margin/due to broker................................         (7)
           Collateral on securities loaned...............................     (8,237)
           Payable for Fund shares redeemed..............................       (710)
           Investment advisory fee payable...............................       (114)
           Administration fee payable....................................        (40)
           Shareholder servicing and distribution fees payable...........        (87)
           Payable for investment securities purchased...................    (17,049)
           Accrued Trustees' fees and expenses...........................        (71)
           Accrued expenses and other liabilities........................       (172)
                                                                            --------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...........................................    (24,227)
                                                                            --------
           NET ASSETS..........................................     100.0%  $211,116
                                                                            ========
           NET ASSETS CONSIST OF:
           Undistributed net investment income...........................   $    370
           Accumulated net realized loss on investments sold, swaps,
             options and futures contracts...............................    (55,367)
           Net unrealized appreciation of investments, swaps, options,
             and futures contracts.......................................     22,896
           Paid-in capital...............................................    243,217
                                                                            --------
           NET ASSETS....................................................   $211,116
                                                                            ========


                                                                              VALUE
-------------------------------------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and redemption price per share
             ($39,754,790 / 2,160,476 shares outstanding)................     $18.40
                                                                            ========
           INVESTOR A SHARES:
           Net asset value and redemption price per share
             ($94,109,210 / 5,107,245 shares outstanding)................     $18.43
                                                                            ========

           Maximum sales charge..........................................      5.75%
           Maximum offering price per share..............................     $19.55

           INVESTOR B SHARES:
           Net asset value and offering price per share&
             ($75,049,461 / 4,106,021 shares outstanding)................     $18.28
                                                                            ========
           INVESTOR C SHARES:
           Net asset value and offering price per share&
             ($2,202,893 / 120,529 shares outstanding)...................     $18.28
                                                                            ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @ Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $8,237.

 ##All or a portion of security segregated as collateral for futures contracts and TBA.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $7,873 and $8,052, respectively.

 (b)
   TBA -- Securities purchased on a forward commitment basis.

 (c)
   Restricted security.

 (h)
   Fair valued security.

ABBREVIATIONS:

MTN  --   Medium Term Note
ADR  --   American Depository Receipt
TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.3%
            AEROSPACE AND DEFENSE -- 5.4%
  646,400   B.F. Goodrich Company.........................................   $    15,669
   84,600   Lockheed Martin Corporation...................................         3,904
  133,000   Northrop Grumman Corporation..................................        11,467
  208,125   Raytheon Company..............................................         5,828
  329,591   United Technologies Corporation...............................        25,471
                                                                             -----------
                                                                                  62,339
                                                                             -----------
            AIRLINES -- 1.0%
  317,000   AMR Corporation!!(a)..........................................         3,630
  634,800   Delta Air Lines, Inc. ........................................         8,442
                                                                             -----------
                                                                                  12,072
                                                                             -----------
            AUTOMOTIVE -- 0.6%
  157,700   General Motors Corporation....................................         6,455
                                                                             -----------
            BEVERAGES -- 2.0%
  347,551   Diageo plc, ADR(a)............................................        15,344
  166,289   PepsiCo, Inc. ................................................         7,621
                                                                             -----------
                                                                                  22,965
                                                                             -----------
            BROADCASTING AND CABLE -- 4.9%
  300,192   Clear Channel Communications, Inc. ...........................        11,497
  998,790   Comcast Corporation, Class A!!................................        29,505
  743,100   The Walt Disney Company.......................................        14,988
                                                                             -----------
                                                                                  55,990
                                                                             -----------
            CHEMICALS -- BASIC -- 1.9%
  162,400   Eastman Chemical Company......................................         5,440
  307,300   PPG Industries, Inc. .........................................        16,048
                                                                             -----------
                                                                                  21,488
                                                                             -----------
            COMMERCIAL BANKING -- 15.5%
  250,110   Charter One Financial, Inc. ..................................         7,653
1,113,724   Citigroup Inc. ...............................................        50,685
   82,000   Comerica Inc. ................................................         3,821
1,073,792   FleetBoston Financial Corporation.............................        32,374
  491,700   J.P. Morgan Chase & Company(a)................................        16,880
  586,000   Mellon Financial Corporation..................................        17,662
1,179,393   US Bancorp....................................................        28,294
  333,300   Wachovia Corporation..........................................        13,729
  154,700   Wells Fargo & Company.........................................         7,967
                                                                             -----------
                                                                                 179,065
                                                                             -----------
            COMMERCIAL SERVICES -- 2.1%
  449,600   Ingram Micro Inc.!!...........................................         5,867
2,012,800   Solectron Corporation!!.......................................        11,775
  237,600   Waste Management, Inc. .......................................         6,218
                                                                             -----------
                                                                                  23,860
                                                                             -----------
            COMPUTER SERVICES -- 1.1%
  910,600   Unisys Corporation!!..........................................        12,320
                                                                             -----------

                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT -- 3.4%
1,121,280   Hewlett-Packard Company.......................................   $    21,708
  120,485   International Business Machines Corporation...................        10,642
  202,110   NCR Corporation!!.............................................         6,405
                                                                             -----------
                                                                                  38,755
                                                                             -----------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.7%
  252,173   American Express Company......................................        11,363
  152,308   Freddie Mac...................................................         7,973
                                                                             -----------
                                                                                  19,336
                                                                             -----------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.8%
  361,626   The May Department Stores Company.............................         8,907
                                                                             -----------
            DIVERSIFIED MANUFACTURING -- 2.3%
1,016,459   Honeywell International Inc. .................................        26,784
                                                                             -----------
            ELECTRIC POWER -- NON NUCLEAR -- 1.2%
1,283,800   AES Corporation!!.............................................         9,526
  766,200   Reliant Resources, Inc.!!.....................................         3,923
                                                                             -----------
                                                                                  13,449
                                                                             -----------
            ELECTRIC POWER -- NUCLEAR -- 5.9%
  393,200   American Electric Power Company, Inc. ........................        11,796
  112,239   Dominion Resources, Inc. .....................................         6,948
  331,500   DTE Energy Company............................................        12,229
  529,110   Duke Energy Corporation.......................................         9,423
  316,000   FirstEnergy Corporation.......................................        10,080
  125,300   FPL Group, Inc. ..............................................         7,919
  377,200   PG & E Corporation!!(a).......................................         9,015
                                                                             -----------
                                                                                  67,410
                                                                             -----------
            FINANCE -- MISCELLANEOUS -- 2.3%
  201,700   Capital One Financial Corporation.............................        11,505
  539,000   CIT Group Inc. ...............................................        15,502
                                                                             -----------
                                                                                  27,007
                                                                             -----------
            FOOD AND DRUG STORES -- 1.0%
  635,750   The Kroger Company!!..........................................        11,361
                                                                             -----------
            HEALTH SERVICES -- 0.2%
  146,000   Tenet Healthcare Corporation!!................................         2,114
                                                                             -----------
            HOUSEHOLD PRODUCTS -- 0.5%
  111,220   Kimberly-Clark Corporation....................................         5,708
                                                                             -----------
            INSURANCE -- 7.1%
  499,300   ACE Ltd. .....................................................        16,517
  204,000   Aetna Inc. ...................................................        12,450
  213,413   American International Group, Inc. ...........................        12,314
  293,600   Hartford Financial Services Group, Inc. ......................        15,452

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
  238,400   John Hancock Financial Services, Inc. ........................   $     8,058
1,056,384   Travelers Property Casualty Corporation, Class A..............        16,774
                                                                             -----------
                                                                                  81,565
                                                                             -----------
            INTEGRATED OIL -- 3.0%
  221,001   BP Amoco plc, ADR.............................................         9,304
  100,538   ChevronTexaco Corporation.....................................         7,183
  221,894   ConocoPhillips................................................        12,149
  176,771   Occidental Petroleum Corporation..............................         6,228
                                                                             -----------
                                                                                  34,864
                                                                             -----------
            INVESTMENT SERVICES -- 2.1%
  106,700   Lehman Brothers Holdings Inc. ................................         7,371
  323,043   Merrill Lynch & Company, Inc. ................................        17,292
                                                                             -----------
                                                                                  24,663
                                                                             -----------
            LODGING AND RECREATION -- 1.5%
  288,049   Carnival Corporation..........................................         9,474
  232,000   Starwood Hotels & Resorts Worldwide, Inc. ....................         8,074
                                                                             -----------
                                                                                  17,548
                                                                             -----------
            MEDICAL DEVICES AND SUPPLIES -- 1.8%
  197,100   Abbott Laboratories...........................................         8,387
  410,200   Baxter International Inc. ....................................        11,920
                                                                             -----------
                                                                                  20,307
                                                                             -----------
            METALS AND MINING -- 0.8%
  200,875   Phelps Dodge Corporation!!....................................         9,401
                                                                             -----------
            NATURAL GAS DISTRIBUTION -- 0.4%
  692,460   El Paso Corporation...........................................         5,055
                                                                             -----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 0.6%
1,729,100   Nortel Networks Corporation!!.................................         7,089
                                                                             -----------
            OILFIELD SERVICES -- 3.3%
  538,600   ENSCO International Inc. .....................................        14,446
  345,419   Nabors Industries, Ltd.!!.....................................        12,870
  630,500   Pride International, Inc.!!...................................        10,687
                                                                             -----------
                                                                                  38,003
                                                                             -----------
            PAPER AND FOREST PRODUCTS -- 2.7%
  347,470   Bowater Inc. .................................................        14,615
  305,823   International Paper Company...................................        11,933
   72,400   Weyerhaeuser Company..........................................         4,232
                                                                             -----------
                                                                                  30,780
                                                                             -----------
            PHARMACEUTICALS -- 3.1%
  364,100   Bristol-Myers Squibb Company..................................         9,343
  379,240   Pfizer Inc. ..................................................        11,521
  360,900   Watson Pharmaceuticals, Inc.!!................................        15,046
                                                                             -----------
                                                                                  35,910
                                                                             -----------

                                                                                VALUE
 SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- 0.9%
  370,905   CSX Corporation...............................................   $    10,849
                                                                             -----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.8%
  470,200   Archstone-Smith Trust.........................................        12,404
  727,895   Equity Office Properties Trust................................        20,039
                                                                             -----------
                                                                                  32,443
                                                                             -----------
            RESTAURANTS -- 1.2%
  590,300   McDonald's Corporation........................................        13,896
                                                                             -----------
            SEMICONDUCTORS -- 3.0%
2,413,616   Agere Systems Inc., Class A!!.................................         7,410
  881,600   ASML Holding NV!!(a)..........................................        11,575
  903,900   Fairchild Semiconductor Corporation, Class A!!................        14,987
                                                                             -----------
                                                                                  33,972
                                                                             -----------
            SPECIALTY STORES -- 2.2%
1,290,600   Limited Brands................................................        19,462
  230,536   Nordstrom, Inc. ..............................................         5,720
                                                                             -----------
                                                                                  25,182
                                                                             -----------
            STEEL -- 1.4%
  346,200   Nucor Corporation.............................................        15,884
                                                                             -----------
            TELECOMMUNICATIONS SERVICES -- 4.3%
  450,560   BellSouth Corporation.........................................        10,669
  484,415   SBC Communications Inc. ......................................        10,778
  878,148   Verizon Communications Inc. ..................................        28,488
                                                                             -----------
                                                                                  49,935
                                                                             -----------
            TOBACCO -- 2.3%
  607,148   Altria Group, Inc. ...........................................        26,593
                                                                             -----------
            TOTAL COMMON STOCKS
              (Cost $1,072,844)...........................................     1,131,324
                                                                             -----------

CONTRACTS
---------
            PURCHASED OPTIONS -- 0.1%
              (Cost $1,040)
    5,000   Put option
              Semiconductor HOLDRs Trust!!
              Strike Price 37.50
              Expires 10/18/03............................................         1,675
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.8%
              (Cost $31,931)
   31,931   Nations Cash Reserves, Capital Class Shares#..................   $    31,931
                                                                             -----------
            TOTAL INVESTMENTS
              (Cost $1,105,815*)................................     101.2%    1,164,930
                                                                             -----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (1.2)%
            Cash..........................................................   $        98
            Receivable for investment securities sold.....................         1,897
            Receivable for Fund shares sold...............................         3,374
            Dividends receivable..........................................         2,687
            Interest receivable...........................................             2
            Receivable from investment adviser............................             3
            Collateral on securities loaned...............................       (18,824)
            Payable for Fund shares redeemed..............................        (1,976)
            Investment advisory fee payable...............................          (625)
            Administration fee payable....................................          (221)
            Shareholder servicing and distribution fees payable...........          (137)
            Accrued Trustees' fees and expenses...........................          (132)
            Accrued expenses and other liabilities........................          (266)
                                                                             -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (14,120)
                                                                             -----------
            NET ASSETS..........................................     100.0%  $ 1,150,810
                                                                             ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $     1,196
            Accumulated net realized loss on investments sold.............      (101,050)
            Net unrealized appreciation of investments....................        59,115
            Paid-in capital...............................................     1,191,549
                                                                             -----------
            NET ASSETS....................................................   $ 1,150,810
                                                                             ===========


                                                                                VALUE
-----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($874,769,114 / 86,784,646 shares outstanding)..............        $10.08
                                                                             ===========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($153,803,963 /
              15,276,697 shares outstanding)..............................        $10.07
                                                                             ===========

            Maximum sales charge..........................................         5.75%
            Maximum offering price per share..............................        $10.68

            INVESTOR B SHARES:
            Net asset value and offering price per share& ($78,716,024 /
              8,026,742 shares outstanding)...............................         $9.81
                                                                             ===========
            INVESTOR C SHARES:
            Net asset value and offering price per share& ($43,520,437 /
              4,443,486 shares outstanding)...............................         $9.79
                                                                             ===========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $18,824.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $20,301 and $18,081, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 94.6%
            AEROSPACE AND DEFENSE -- 4.3%
  252,700   B.F. Goodrich Company.........................................   $  6,125
   44,000   Northrop Grumman Corporation..................................      3,794
  127,000   Raytheon Company..............................................      3,556
  159,300   Rockwell Collins, Inc. .......................................      4,022
                                                                             --------
                                                                               17,497
                                                                             --------
            AIRLINES -- 0.7%
  225,600   Delta Air Lines, Inc. ........................................      3,000
                                                                             --------
            AUTOMOTIVE -- 0.8%
   91,500   Navistar International Corporation!!..........................      3,411
                                                                             --------
            CHEMICALS -- BASIC -- 2.1%
   56,400   Eastman Chemical Company......................................      1,889
   71,900   PPG Industries, Inc. .........................................      3,755
   83,200   Rohm & Haas Company...........................................      2,783
                                                                             --------
                                                                                8,427
                                                                             --------
            CHEMICALS -- SPECIALTY -- 1.0%
  129,100   International Flavors & Fragrances, Inc. .....................      4,271
                                                                             --------
            COMMERCIAL BANKING -- 9.9%
  179,510   Charter One Financial, Inc. ..................................      5,493
   78,800   City National Corporation.....................................      4,016
   88,800   Comerica Inc. ................................................      4,138
  119,800   Compass Bancshares, Inc. .....................................      4,143
  242,500   Hibernia Corporation, Class A.................................      4,913
  229,600   Mellon Financial Corporation..................................      6,921
   50,600   Mercantile Bankshares Corporation.............................      2,024
  164,600   Sovereign Bancorp, Inc. ......................................      3,053
   95,350   Zions Bancorporation..........................................      5,325
                                                                             --------
                                                                               40,026
                                                                             --------
            COMMERCIAL SERVICES -- 2.7%
  289,200   Ingram Micro Inc.!!...........................................      3,774
  142,800   United Rentals, Inc.!!........................................      2,298
  195,800   Waste Management, Inc. .......................................      5,124
                                                                             --------
                                                                               11,196
                                                                             --------
            COMPUTER SERVICES -- 1.4%
  149,800   Computer Sciences Corporation!!...............................      5,628
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
   30,500   Lexmark International, Inc.!!.................................      1,922
  187,400   Pitney Bowes Inc. ............................................      7,181
                                                                             --------
                                                                                9,103
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 2.6%
   62,000   Cooper Industries, Ltd. ......................................      2,978
  145,100   Flextronics International Ltd.!!..............................      2,058
  158,325   Harris Corporation............................................      5,666
                                                                             --------
                                                                               10,702
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 1.9%
   58,400   Harsco Corporation............................................   $  2,247
   69,000   Kennametal Inc. ..............................................      2,581
  118,050   Mueller Industries, Inc.!!....................................      3,004
                                                                             --------
                                                                                7,832
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 2.8%
  334,400   AES Corporation!!.............................................      2,481
   85,300   Consolidated Edison, Inc. ....................................      3,477
   63,900   NSTAR.........................................................      3,035
  452,100   Reliant Resources, Inc.!!.....................................      2,315
                                                                             --------
                                                                               11,308
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 6.1%
  144,800   American Electric Power Company, Inc. ........................      4,344
   51,425   Dominion Resources, Inc. .....................................      3,183
  116,000   DTE Energy Company............................................      4,279
   79,500   Entergy Corporation...........................................      4,305
  131,100   FirstEnergy Corporation.......................................      4,182
  115,700   PPL Corporation...............................................      4,738
                                                                             --------
                                                                               25,031
                                                                             --------
            EXPLORATION AND PRODUCTION -- 1.0%
  106,900   Newfield Exploration Company!!................................      4,123
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 2.3%
   71,900   Capital One Financial Corporation.............................      4,101
  186,100   CIT Group Inc. ...............................................      5,352
                                                                             --------
                                                                                9,453
                                                                             --------
            FOOD PRODUCTS -- 1.5%
  148,100   McCormick and Company, Inc. ..................................      4,061
  141,850   Tyson Foods Inc., Class A.....................................      2,004
                                                                             --------
                                                                                6,065
                                                                             --------
            HEALTH SERVICES -- 2.2%
  156,600   First Health Group Corporation!!..............................      4,095
  162,900   Triad Hospitals, Inc.!!.......................................      4,933
                                                                             --------
                                                                                9,028
                                                                             --------
            HEAVY MACHINERY -- 1.0%
   91,300   Parker-Hannifin Corporation...................................      4,081
                                                                             --------
            HOUSING AND FURNISHING -- 0.7%
   99,400   The Stanley Works.............................................      2,934
                                                                             --------
            INSURANCE -- 7.7%
  161,400   ACE Ltd. .....................................................      5,339
   72,400   Aetna Inc. ...................................................      4,419
   79,500   Ambac Financial Group, Inc. ..................................      5,088
   92,200   Hartford Financial Services Group, Inc. ......................      4,852
  119,800   John Hancock Financial Services, Inc. ........................      4,049
  151,200   Lincoln National Corporation..................................      5,350
  133,600   UnumProvident Corporation.....................................      1,973
                                                                             --------
                                                                               31,070
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INTEGRATED OIL -- 2.3%
  122,000   Occidental Petroleum Corporation..............................   $  4,298
  127,000   Sunoco, Inc. .................................................      5,108
                                                                             --------
                                                                                9,406
                                                                             --------
            INVESTMENT SERVICES -- 1.5%
   43,100   Legg Mason, Inc. .............................................      3,112
   45,300   Lehman Brothers Holdings Inc. ................................      3,129
                                                                             --------
                                                                                6,241
                                                                             --------
            LODGING AND RECREATION -- 4.3%
  189,150   Brunswick Corporation.........................................      4,857
  151,925   Carnival Corporation..........................................      4,996
   54,500   Mandalay Resort Group.........................................      2,159
  137,000   Mattel, Inc. .................................................      2,598
   88,300   Starwood Hotels & Resorts Worldwide, Inc. ....................      3,073
                                                                             --------
                                                                               17,683
                                                                             --------
            METALS AND MINING -- 3.4%
  192,025   Arch Coal, Inc. ..............................................      4,265
  135,975   Newmont Mining Corporation....................................      5,315
   90,300   Phelps Dodge Corporation!!....................................      4,226
                                                                             --------
                                                                               13,806
                                                                             --------
            OILFIELD SERVICES -- 3.5%
  176,500   Baker Hughes Inc. ............................................      5,223
   87,500   Cooper Cameron Corporation!!..................................      4,043
   76,900   ENSCO International Inc. .....................................      2,062
   78,200   Precision Drilling Corporation!!..............................      2,945
                                                                             --------
                                                                               14,273
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.7%
  398,700   Crown Holdings, Inc.!!........................................      2,691
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 2.1%
  108,000   Bowater Inc. .................................................      4,543
   85,075   Temple-Inland Inc. ...........................................      4,130
                                                                             --------
                                                                                8,673
                                                                             --------
            PHARMACEUTICALS -- 2.6%
   54,500   AmerisourceBergen Corporation.................................      2,946
  137,600   Shire Pharmaceuticals Group plc, ADR!!........................      3,042
  106,700   Watson Pharmaceuticals, Inc.!!................................      4,448
                                                                             --------
                                                                               10,436
                                                                             --------
            PUBLISHING AND ADVERTISING -- 1.3%
  107,600   Dow Jones & Company, Inc. ....................................      5,095
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 1.3%
  186,150   CSX Corporation...............................................      5,445
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 4.6%
  138,000   Archstone-Smith Trust.........................................      3,640
  132,600   Arden Realty, Inc. ...........................................      3,702
   89,475   Avalonbay Communities, Inc. ..................................      4,188
   87,900   Boston Properties, Inc. ......................................      3,821

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- (CONTINUED)
  120,000   Equity Residential Properties Trust...........................   $  3,514
                                                                             --------
                                                                               18,865
                                                                             --------
            SEMICONDUCTORS -- 6.3%
  858,293   Agere Systems Inc., Class A!!.................................      2,635
  308,000   ASML Holding NV!!.............................................      4,044
  260,300   Fairchild Semiconductor Corporation, Class A!!................      4,316
  341,300   Intergrated Device Technology, Inc.!!.........................      4,239
   86,400   Lam Research Corporation!!....................................      1,914
  323,450   Tektronix, Inc. ..............................................      8,005
                                                                             --------
                                                                               25,153
                                                                             --------
            SPECIALTY STORES -- 4.5%
  147,300   Abercrombie & Fitch Company!!.................................      4,082
  167,200   American Eagle Outfitters, Inc.!!.............................      2,485
  420,900   Limited Brands................................................      6,346
   72,700   Linens 'N Things, Inc.!!......................................      1,729
  154,200   Nordstrom, Inc. ..............................................      3,826
                                                                             --------
                                                                               18,468
                                                                             --------
            STEEL -- 0.7%
   59,700   Nucor Corporation.............................................      2,739
                                                                             --------
            TOBACCO -- 0.6%
   64,600   UST Inc. .....................................................      2,273
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $346,019).............................................    385,433
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 0.9%
            AIRLINES -- 0.4%
$   2,000   Delta Air Lines, Inc.,
              8.000% 06/03/23@............................................      1,868
                                                                             --------
            AUTOMOBILES -- 0.5%
    2,000   Navistar Financial Corporation,
              4.750% 04/01/09.............................................      1,970
                                                                             --------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $3,536)...............................................      3,838
                                                                             --------
 SHARES
---------
            CONVERTIBLE PREFERRED STOCKS -- 2.1%
            CONSUMER SERVICES -- 0.5%
   31,758   Allied Waste Industries, Inc. ................................      1,977
                                                                             --------
            INSURANCE -- 1.0%
   41,600   Hartford Financial Services Group, Inc. ......................      2,327
   62,940   UnumProvident Corporation.....................................      2,025
                                                                             --------
                                                                                4,352
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            STEEL -- 0.6%
   33,800   U.S. Steel Corporation........................................   $  2,248
                                                                             --------
            TOTAL CONVERTIBLE PREFERRED STOCKS
              (Cost $7,071)...............................................      8,577
                                                                             --------
 SHARES
  (000)
--------
            INVESTMENT COMPANIES -- 2.5%
              (Cost $9,987)
    9,987   Nations Cash Reserves, Capital Class Shares#..................      9,987
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $366,613*)..................................     100.1%   407,835
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.1)%
            Cash..........................................................   $     91
            Receivable for investment securities sold.....................      2,965
            Dividends receivable..........................................        795
            Investment advisory fee payable...............................       (256)
            Administration fee payable....................................        (79)
            Shareholder servicing and distribution fees payable...........         (4)
            Payable for investment securities purchased...................     (3,830)
            Accrued Trustees' fees and expenses...........................         (9)
            Accrued expenses and other liabilities........................       (114)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (441)
                                                                             --------
            NET ASSETS..........................................     100.0%  $407,394
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    309
            Accumulated net realized loss on investments sold.............     (9,625)
            Net unrealized appreciation of investments....................     41,222
            Paid-in capital...............................................    375,488
                                                                             --------
            NET ASSETS....................................................   $407,394
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($398,705,991 / 37,197,005 shares outstanding)..............     $10.72
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($5,307,910 /495,724 shares outstanding)....................     $10.71
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $11.36

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($2,878,370 /270,361 shares outstanding)....................     $10.65
                                                                             ========

            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($501,319 /46,965 shares outstanding).......................     $10.67
                                                                             ========

---------------

 *
 Federal income tax information (see Note 12).

!!
 Non-income producing security.

&The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 @
 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

#Money market mutual fund registered under the Investment Company
 Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 95.7%
          AEROSPACE AND DEFENSE -- 1.5%
 80,700   AAR Corporation!!.............................................   $    647
 51,700   MTC Technologies, Inc.!!......................................      1,200
                                                                           --------
                                                                              1,847
                                                                           --------
          AIRLINES -- 0.9%
 37,200   Alaska Air Group, Inc.!!......................................      1,035
                                                                           --------
          APPAREL AND TEXTILES -- 1.8%
 29,600   Brown Shoe Company, Inc. .....................................        938
 83,700   Phillips-Van Heusen Corporation...............................      1,257
                                                                           --------
                                                                              2,195
                                                                           --------
          AUTOMOTIVE -- 2.1%
 18,400   Borg Warner Inc. .............................................      1,249
180,000   Collins & Aikman Corporation!!................................        608
 20,500   Group 1 Automotive, Inc.!!....................................        708
                                                                           --------
                                                                              2,565
                                                                           --------
          BROADCASTING AND CABLE -- 1.3%
106,000   Charter Communications, Inc., Class A!!(a)....................        437
 54,400   Emmis Communications Corporation!!............................      1,098
                                                                           --------
                                                                              1,535
                                                                           --------
          CHEMICALS -- SPECIALTY -- 1.3%
142,400   Crompton Corporation..........................................        827
176,400   Solutia Inc. .................................................        704
                                                                           --------
                                                                              1,531
                                                                           --------
          COMMERCIAL BANKING -- 10.4%
 85,900   Brookline Bancorp, Inc. ......................................      1,263
 71,900   Colonial BancGroup, Inc. .....................................      1,038
 26,100   Community Bank Systems, Inc. .................................      1,146
 75,736   First Niagara Financial Group, Inc. ..........................      1,144
 34,200   First Republic Bank...........................................      1,054
 42,100   First State Bancorporation....................................      1,247
 59,163   Fulton Financial Corporation..................................      1,188
 48,400   Independent Bank Corporation..................................      1,240
 50,700   Prosperity Bancshares, Inc. ..................................      1,080
 31,500   Sterling Bancorp..............................................        848
 41,260   Summit Bancshares, Inc. ......................................      1,135
                                                                           --------
                                                                             12,383
                                                                           --------
          COMMERCIAL SERVICES -- 5.6%
 36,100   Dycom Industries, Inc.!!......................................        736
 21,700   Emcor Group Inc.!!............................................        923
 60,300   Mastec, Inc.!!................................................        585
134,700   MPS Group, Inc.!!.............................................      1,213
 60,400   Tetra Tech, Inc.!!............................................      1,203
 58,200   United Rentals, Inc.!!........................................        936
 48,400   Watson Wyatt & Company Holdings!!.............................      1,089
                                                                           --------
                                                                              6,685
                                                                           --------
          COMPUTER SERVICES -- 0.7%
 98,800   ActivCard Corporation!!.......................................        810
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMPUTERS AND OFFICE
            EQUIPMENT -- 2.0%
142,000   Gateway, Inc.!!...............................................   $    804
 53,000   Iomega Corporation!!..........................................        590
 74,500   Western Digital Corporation!!.................................        960
                                                                           --------
                                                                              2,354
                                                                           --------
          CONSUMER SERVICES -- 0.8%
 79,400   Casella Waste Systems, Inc., Class A!!........................        986
                                                                           --------
          DIVERSIFIED ELECTRONICS -- 1.3%
 59,200   Aeroflex, Inc.!!..............................................        524
 63,600   EMS Technologies, Inc.!!......................................      1,080
                                                                           --------
                                                                              1,604
                                                                           --------
          DIVERSIFIED MANUFACTURING -- 3.2%
 23,500   ESCO Technologies Inc.!!......................................      1,064
 16,800   Kennametal Inc. ..............................................        628
 52,200   Sensient Technologies Corporation.............................      1,096
 29,600   York International Corporation................................      1,024
                                                                           --------
                                                                              3,812
                                                                           --------
          ELECTRIC POWER -- NON NUCLEAR -- 0.7%
 20,900   WPS Resources Corporation(a)..................................        861
                                                                           --------
          ELECTRICAL EQUIPMENT -- 0.5%
 18,000   Imation Corporation...........................................        588
                                                                           --------
          ENERGY -- MISCELLANEOUS -- 0.8%
 52,000   CONSOL Energy Inc.(a).........................................        966
                                                                           --------
          EXPLORATION AND PRODUCTION -- 0.7%
 36,400   Quicksilver Resources Inc.!!..................................        889
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 0.9%
 18,000   Affiliated Managers Group, Inc.!!.............................      1,130
                                                                           --------
          FOOD PRODUCTS -- 1.0%
137,100   Del Monte Foods Company!!.....................................      1,194
                                                                           --------
          HEALTH SERVICES -- 5.4%
139,200   Beverly Enterprises Inc.!!....................................        824
 42,800   Molina Healthcare Inc.!!......................................      1,188
 83,500   Province Healthcare Company!!.................................      1,081
221,800   Stewart Enterprises, Inc.!!...................................        843
 42,500   Triad Hospitals, Inc.!!.......................................      1,287
 51,100   VCA Antech, Inc.!!............................................      1,203
                                                                           --------
                                                                              6,426
                                                                           --------
          HEAVY MACHINERY -- 2.2%
 30,900   Agco Corporation!!............................................        530
 20,100   Cummins, Inc. ................................................        893
 79,200   Joy Global Inc.!!.............................................      1,243
                                                                           --------
                                                                              2,666
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          HOUSING AND FURNISHING -- 1.0%
 32,400   Standard Pacific Corporation..................................   $  1,228
                                                                           --------
          INSURANCE -- 4.9%
 21,100   Delphi Financial Group, Inc., Class A.........................        982
 44,360   Platinum Underwriters Holdings, Ltd. .........................      1,247
 21,250   Stancorp Financial Group Inc. ................................      1,221
 26,800   Triad Guaranty Inc.!!.........................................      1,314
 41,000   Zenith National Insurance.....................................      1,141
                                                                           --------
                                                                              5,905
                                                                           --------
          INVESTMENT SERVICES -- 1.7%
 41,000   American Capital Strategies, Ltd.(a)..........................      1,020
 37,700   LaBranche & Company Inc. .....................................        550
 19,000   National Financial Partners Corporation!!.....................        513
                                                                           --------
                                                                              2,083
                                                                           --------
          LODGING AND RECREATION -- 2.3%
 51,700   Alliance Gaming Corporation!!.................................      1,048
114,900   Bally Total Fitness Holding!!(a)..............................        994
 47,300   Marcus Corporation............................................        722
                                                                           --------
                                                                              2,764
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 3.6%
 23,600   Bio-Rad Laboratories, Inc.!!..................................      1,204
 86,200   Cytyc Corporation!!...........................................      1,297
 30,900   Fisher Scientific International Inc.!!........................      1,226
 11,500   Mine Safety Appliances Company................................        628
                                                                           --------
                                                                              4,355
                                                                           --------
          METALS AND MINING -- 2.2%
 62,500   Arch Coal, Inc. ..............................................      1,389
 34,800   Precision Castparts Corporation...............................      1,221
                                                                           --------
                                                                              2,610
                                                                           --------
          NATURAL GAS DISTRIBUTION -- 1.4%
 40,700   Atmos Energy Corporation......................................        974
 20,800   New Jersey Resources Corporation..............................        750
                                                                           --------
                                                                              1,724
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.2%
154,800   3Com Corporation!!............................................        913
182,900   Enterasys Networks, Inc.!!....................................        732
200,000   Sycamore Networks, Inc.!!.....................................        980
                                                                           --------
                                                                              2,625
                                                                           --------
          OILFIELD SERVICES -- 2.2%
361,800   Grey Wolf, Inc.!!(a)..........................................      1,259
 64,200   Universal Compression Holdings, Inc.!!........................      1,382
                                                                           --------
                                                                              2,641
                                                                           --------
          PACKAGING AND CONTAINERS -- 0.8%
135,400   Crown Holdings, Inc.!!........................................        914
                                                                           --------
          PAPER AND FOREST PRODUCTS -- 2.2%
 27,800   Boise Cascade Corporation.....................................        767
 78,000   Louisiana-Pacific Corporation!!...............................      1,075
 63,400   P.H. Glatfelter Company.......................................        747
                                                                           --------
                                                                              2,589
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          RAILROADS, TRUCKING AND
            SHIPPING -- 3.0%
 56,500   GATX Corporation..............................................   $  1,195
 57,700   Pacer International, Inc.!!...................................      1,150
 42,200   Ryder System, Inc. ...........................................      1,237
                                                                           --------
                                                                              3,582
                                                                           --------
          REAL ESTATE INVESTMENT TRUSTS
            (REITS) -- 7.5%
 20,900   Brandywine Realty Trust.......................................        537
171,100   Equity Inns Inc. .............................................      1,288
120,900   LTC Properties, Inc. .........................................      1,399
196,000   MeriStar Hospitality Corporation!!............................      1,388
119,700   Omega Healthcare Investors, Inc. .............................        919
 38,900   Prentiss Properties Trust.....................................      1,206
 28,800   SL Green Realty Corporation(a)................................      1,040
 33,300   Tanger Factory Outlet Centers, Inc. ..........................      1,224
                                                                           --------
                                                                              9,001
                                                                           --------
          RESTAURANTS -- 1.0%
 48,300   Ruby Tuesday, Inc. ...........................................      1,165
                                                                           --------
          SEMICONDUCTORS -- 3.3%
 32,600   Coherent, Inc.!!..............................................        803
 55,500   Fairchild Semiconductor Corporation, Class A!!................        920
 72,000   Intergrated Device Technology, Inc.!!.........................        894
 68,000   Mykrolis Corporation!!........................................        826
 63,600   Pixelworks, Inc.!!(a).........................................        548
                                                                           --------
                                                                              3,991
                                                                           --------
          SOFTWARE -- 2.0%
 54,500   JDA Software Group, Inc.!!....................................        810
172,100   Novell, Inc.!!................................................        918
126,000   TIBCO Software Inc.!!.........................................        674
                                                                           --------
                                                                              2,402
                                                                           --------
          SPECIALTY STORES -- 5.8%
 78,600   American Eagle Outfitters, Inc.!!.............................      1,168
 64,600   BJ's Wholesale Club, Inc.!!...................................      1,252
 72,400   Hollywood Entertainment Corporation!!.........................      1,231
 60,520   Kirkland's, Inc.!!............................................        970
 36,900   Regis Corporation.............................................      1,184
 40,900   School Specialty, Inc.!!(a)...................................      1,154
                                                                           --------
                                                                              6,959
                                                                           --------
          STEEL -- 1.6%
 45,491   Carpenter Technology Corporation..............................        975
 48,400   United States Steel Corporation...............................        890
                                                                           --------
                                                                              1,865
                                                                           --------
          TELECOMMUNICATIONS SERVICES -- 0.4%
 38,000   Talk America Holdings, Inc.!!.................................        434
                                                                           --------
          TOBACCO -- 0.7%
 38,200   Lowes Corporation - Carolina Group............................        879
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations SmallCap Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          UTILITIES -- MISCELLANEOUS -- 0.8%
 39,500   Philadelphia Suburban Corporation.............................   $    950
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $100,591).............................................    114,728
                                                                           --------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 11.4%
      7   Biotech HOLDRs Trust(a).......................................        929
 12,696   Nations Cash Reserves, Capital Class Shares#..................     12,696
                                                                           --------
          TOTAL INVESTMENT COMPANIES
            (Cost $13,291)..............................................     13,625
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $113,882*)..................................     107.1%   128,353
                                                                           --------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      (7.1)%
          Cash..........................................................   $    419
          Receivable for investment securities sold.....................      2,676
          Dividends receivable..........................................        137
          Collateral on securities loaned...............................     (8,053)
          Investment advisory fee payable...............................        (90)
          Administration fee payable....................................        (12)
          Shareholder servicing and distribution
            fees payable................................................         (1)
          Payable for investment securities purchased...................     (3,533)
          Accrued Trustees' fees and expenses...........................        (12)
          Accrued expenses and other liabilities........................        (61)
                                                                           --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................     (8,530)
                                                                           --------
          NET ASSETS..........................................     100.0%  $119,823
                                                                           ========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...........................   $     83
          Accumulated net realized loss on
            investments sold............................................       (631)
          Net unrealized appreciation of investments....................     14,471
          Paid-in capital...............................................    105,900
                                                                           --------
          NET ASSETS....................................................   $119,823
                                                                           ========


                                                                             VALUE
------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($116,423,183 / 11,697,583 shares
            outstanding)................................................      $9.95
                                                                           ========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($2,220,824 / 223,914 shares outstanding)...................      $9.92
                                                                           ========

          Maximum sales charge..........................................      5.75%
          Maximum offering price per share..............................     $10.53

          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($995,027 / 101,149 shares outstanding).....................      $9.84
                                                                           ========
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($183,705 / 18,679 shares outstanding)......................      $9.83
                                                                           ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $8,053.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $7,361 and $7,860, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                           VALUE
                                                                                           (000)
---------------------------------------------------------------------------------------------------
                        INVESTMENT COMPANIES -- 99.5%
                        Investment in Nations Master Investment Trust, Marsico Growth
                          Master Portfolio*...........................................   $ 891,966
                                                                                         ---------
                        TOTAL INVESTMENTS...................................      99.5%    891,966
                                                                                         ---------
                        OTHER ASSETS AND
                          LIABILITIES (NET).................................       0.5%
                        Receivable for Fund shares sold...............................   $   5,902
                        Payable for Fund shares redeemed..............................      (1,160)
                        Administration fee payable....................................         (96)
                        Shareholder servicing and distribution fees payable...........        (313)
                        Accrued Trustees' fees and expenses...........................         (49)
                        Accrued expenses and other liabilities........................         (99)
                                                                                         ---------
                        TOTAL OTHER ASSETS AND
                          LIABILITIES (NET)...........................................       4,185
                                                                                         ---------
                        NET ASSETS..........................................     100.0%  $ 896,151
                                                                                         =========
                        NET ASSETS CONSIST OF:
                        Net investment loss...........................................   $  (2,744)
                        Accumulated net realized loss on investments sold.............    (183,937)
                        Net unrealized appreciation of investments....................     134,029
                        Paid-in capital...............................................     948,803
                                                                                         ---------
                        NET ASSETS....................................................   $ 896,151
                                                                                         =========

                                                                                           VALUE
---------------------------------------------------------------------------------------------------
                        PRIMARY A SHARES:
                        Net asset value, offering and redemption price per share
                          ($196,320,634 / 13,817,981 shares outstanding)..............      $14.21
                                                                                         =========
                        INVESTOR A SHARES:
                        Net asset value and redemption price per share
                          ($425,543,929 / 30,211,894 shares outstanding)..............      $14.09
                                                                                         =========



                        Maximum sales charge..........................................       5.75%
                        Maximum offering price per share..............................      $14.95



                        INVESTOR B SHARES:
                        Net asset value and offering price per share&
                          ($163,860,560 / 12,115,551 shares outstanding)..............      $13.52
                                                                                         =========



                        INVESTOR C SHARES:
                        Net asset value and offering price per share&
                          ($110,425,429 / 8,154,907 shares outstanding)...............      $13.54
                                                                                         =========

---------------

*The financial statements of the Marsico Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Growth Fund's financial statements.

&The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Strategic Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                            VALUE
                                                                                            (000)
----------------------------------------------------------------------------------------------------
                        INVESTMENT COMPANIES -- 100.3%
                        Investment in Nations Master Investment Trust, Strategic
                          Growth Master Portfolio*....................................   $1,780,404
                                                                                         ----------
                        TOTAL INVESTMENTS...................................     100.3%   1,780,404
                                                                                         ----------
                        OTHER ASSETS AND
                          LIABILITIES (NET).................................      (0.3)%
                        Receivable for Fund shares sold...............................   $    1,917
                        Receivable from investment adviser............................            4
                        Payable for Fund shares redeemed..............................       (7,119)
                        Administration fee payable....................................         (271)
                        Shareholder servicing and distribution fees payable...........         (115)
                        Accrued Trustees' fees and expenses...........................          (78)
                        Accrued expenses and other liabilities........................         (286)
                                                                                         ----------
                        TOTAL OTHER ASSETS AND
                          LIABILITIES (NET)...........................................       (5,948)
                                                                                         ----------
                        NET ASSETS..........................................     100.0%  $1,774,456
                                                                                         ==========
                        NET ASSETS CONSIST OF:
                        Undistributed net investment income...........................   $    7,131
                        Accumulated net realized loss on investments sold.............     (626,689)
                        Net unrealized appreciation of investments....................       62,435
                        Paid-in capital...............................................    2,331,579
                                                                                         ----------
                        NET ASSETS....................................................   $1,774,456
                                                                                         ==========

                                                                                            VALUE
----------------------------------------------------------------------------------------------------
                        PRIMARY A SHARES:
                        Net asset value, offering and redemption price per share
                          ($1,481,735,647 / 143,811,465 shares outstanding)...........       $10.30
                                                                                         ==========
                        INVESTOR A SHARES:
                        Net asset value and redemption price per share
                          ($234,232,607 / 22,822,064 shares outstanding)..............       $10.26
                                                                                         ==========
                        Maximum sales charge..........................................         5.75%
                        Maximum offering price per share..............................        $10.89
                        INVESTOR B SHARES:
                        Net asset value and offering price per share&
                          ($43,206,220 / 4,334,823 shares outstanding)................        $9.97
                                                                                         ==========
                        INVESTOR C SHARES:
                        Net asset value and offering price per share&
                          ($15,281,717 / 1,532,328 shares outstanding)................        $9.97
                                                                                         ==========

---------------

 *
 The financial statements of the Strategic Growth Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Strategic Growth Fund's financial statements.

 &
 The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Capital Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          COMMON STOCKS -- 99.1%
          AEROSPACE AND DEFENSE -- 1.3%
 31,472   United Technologies Corporation...............................   $  2,432
                                                                           --------
          BEVERAGES -- 2.1%
 85,318   PepsiCo, Inc. ................................................      3,910
                                                                           --------
          BROADCASTING AND CABLE -- 6.2%
 98,283   Clear Channel Communications, Inc. ...........................      3,764
155,600   The Walt Disney Company.......................................      3,138
121,503   Viacom Inc., Class B..........................................      4,654
                                                                           --------
                                                                             11,556
                                                                           --------
          COMMERCIAL BANKING -- 4.8%
170,200   Citigroup Inc. ...............................................      7,745
 35,950   Mellon Financial Corporation..................................      1,084
                                                                           --------
                                                                              8,829
                                                                           --------
          COMMERCIAL SERVICES -- 2.2%
 77,700   eBay Inc.!!...................................................      4,158
                                                                           --------
          COMPUTERS AND OFFICE
            EQUIPMENT -- 3.1%
169,725   Dell Inc.!!...................................................      5,667
                                                                           --------
          CONSUMER CREDIT AND
            MORTGAGES -- 4.2%
 51,425   American Express Company......................................      2,317
 76,675   Fannie Mae....................................................      5,383
                                                                           --------
                                                                              7,700
                                                                           --------
          DEPARTMENT AND DISCOUNT
            STORES -- 3.1%
 42,450   Target Corporation............................................      1,597
 73,557   Wal-Mart Stores, Inc. ........................................      4,109
                                                                           --------
                                                                              5,706
                                                                           --------
          DIVERSIFIED MANUFACTURING -- 3.3%
205,675   General Electric Company......................................      6,131
                                                                           --------
          FINANCE -- MISCELLANEOUS -- 6.7%
 62,550   Capital One Financial Corporation.............................      3,568
229,411   SLM Corporation...............................................      8,938
                                                                           --------
                                                                             12,506
                                                                           --------
          FOOD AND DRUG STORES -- 1.0%
 58,200   Walgreen Company..............................................      1,783
                                                                           --------
          HEALTH SERVICES -- 5.4%
 17,200   Quest Diagnostics Inc.!!(a)...................................      1,043
179,700   UnitedHealth Group Inc. ......................................      9,043
                                                                           --------
                                                                             10,086
                                                                           --------
          HOUSEHOLD PRODUCTS -- 2.8%
 55,250   Procter & Gamble Company......................................      5,128
                                                                           --------

                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          HOUSING AND FURNISHING -- 1.8%
 43,400   Lennar Corporation, Class A...................................   $  3,376
                                                                           --------
          INSURANCE -- 2.1%
 32,625   Ambac Financial Group, Inc. ..................................      2,088
 23,125   XL Capital Ltd., Class A......................................      1,791
                                                                           --------
                                                                              3,879
                                                                           --------
          INVESTMENT SERVICES -- 3.8%
 49,700   Goldman Sachs Group, Inc. ....................................      4,170
 40,925   Lehman Brothers Holdings Inc. ................................      2,827
                                                                           --------
                                                                              6,997
                                                                           --------
          LODGING AND RECREATION -- 2.0%
105,275   Starwood Hotels & Resorts Worldwide, Inc. ....................      3,664
                                                                           --------
          MEDICAL DEVICES AND SUPPLIES -- 3.1%
 54,001   Medtronic, Inc. ..............................................      2,534
 58,225   Zimmer Holdings, Inc.!!.......................................      3,208
                                                                           --------
                                                                              5,742
                                                                           --------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 5.4%
422,350   Cisco Systems, Inc.!!.........................................      8,253
115,000   Nokia Corporation, ADR........................................      1,794
                                                                           --------
                                                                             10,047
                                                                           --------
          PHARMACEUTICALS -- 15.2%
 84,350   Amgen Inc.!!..................................................      5,446
 59,050   Eli Lilly and Company.........................................      3,508
 30,700   Express Scripts, Inc.!!.......................................      1,877
 87,175   Genentech, Inc.!!.............................................      6,986
120,770   Pfizer Inc. ..................................................      3,669
117,418   Teva Pharmaceutical Industries Ltd., ADR......................      6,710
                                                                           --------
                                                                             28,196
                                                                           --------
          RAILROADS, TRUCKING AND
            SHIPPING -- 3.1%
 90,650   FedEx Corporation.............................................      5,841
                                                                           --------
          RESTAURANTS -- 1.2%
 79,075   Starbucks Corporation!!.......................................      2,277
                                                                           --------
          SEMICONDUCTORS -- 5.3%
272,457   Intel Corporation.............................................      7,496
101,425   Texas Instruments Inc. .......................................      2,312
                                                                           --------
                                                                              9,808
                                                                           --------
          SOFTWARE -- 4.4%
 60,875   Electronic Arts Inc.!!........................................      5,614
227,775   Oracle Corporation!!..........................................      2,556
                                                                           --------
                                                                              8,170
                                                                           --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Capital Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
------------------------------------------------------------------------------------
          SPECIALTY STORES -- 5.5%
 55,800   Amazon.com, Inc.!!(a).........................................   $  2,698
136,625   Home Depot, Inc. .............................................      4,352
 59,475   Lowe's Companies, Inc. .......................................      3,087
                                                                           --------
                                                                             10,137
                                                                           --------
          TOTAL COMMON STOCKS
            (Cost $145,498).............................................    183,726
                                                                           --------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 1.8%
            (Cost $3,352)
  3,352   Nations Cash Reserves, Capital Class Shares#..................      3,352
                                                                           --------
          TOTAL INVESTMENTS
            (Cost $148,850*)..................................     100.9%   187,078
                                                                           --------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      (0.9)%
          Receivable for investment securities sold.....................   $  3,851
          Receivable for Fund shares sold...............................         12
          Dividends receivable..........................................         62
          Interest receivable...........................................          2
          Collateral on securities loaned...............................     (3,194)
          Payable for Fund shares redeemed..............................     (1,914)
          Investment advisory fee payable...............................       (105)
          Administration fee payable....................................        (37)
          Shareholder servicing and distribution
            fees payable................................................        (28)
          Accrued Trustees' fees and expenses...........................       (122)
          Accrued expenses and other liabilities........................       (138)
                                                                           --------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................     (1,611)
                                                                           --------
          NET ASSETS..........................................     100.0%  $185,467
                                                                           ========
          NET ASSETS CONSIST OF:
          Net investment loss...........................................   $   (373)
          Accumulated net realized loss on investments sold.............    (86,918)
          Net unrealized appreciation of investments....................     38,228
          Paid-in capital...............................................    234,530
                                                                           --------
          NET ASSETS....................................................   $185,467
                                                                           ========


                                                                             VALUE
------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption
            price per share ($128,515,000 / 19,741,488 shares
            outstanding)................................................      $6.51
                                                                           ========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($31,400,619 / 4,937,380 shares outstanding)................      $6.36
                                                                           ========
          Maximum sales charge..........................................      5.75%
          Maximum offering price per share..............................      $6.75
          INVESTOR B SHARES:
          Net asset value and offering price per share&
            ($22,796,762 / 3,977,392 shares outstanding)................      $5.73
                                                                           ========
          INVESTOR C SHARES:
          Net asset value and offering price per share&
            ($2,754,762 / 475,323 shares outstanding)...................      $5.80
                                                                           ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $3,194.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $2,316 and $3,039, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico Focused Equities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 99.9%
            Investment in Nations Master Investment Trust, Marsico Focused
              Equities Master Portfolio*..................................   $2,135,291
                                                                             ----------
            TOTAL INVESTMENTS...................................      99.9%   2,135,291
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.1%
            Receivable for Fund shares sold...............................   $    8,700
            Payable for Fund shares redeemed..............................       (4,754)
            Administration fee payable....................................         (232)
            Shareholder servicing and distribution fees payable...........         (839)
            Accrued Trustees' fees and expenses...........................          (50)
            Accrued expenses and other liabilities........................         (486)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................        2,339
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,137,630
                                                                             ==========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $   (7,182)
            Accumulated net realized loss on investments sold.............     (679,970)
            Net unrealized appreciation of investments....................      376,386
            Paid-in capital...............................................    2,448,396
                                                                             ----------
            NET ASSETS....................................................   $2,137,630
                                                                             ==========

                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($582,832,932 / 38,097,641 shares outstanding)..............       $15.30
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($751,390,615 /
              49,611,312 shares outstanding)..............................       $15.15
                                                                             ==========

            Maximum sales charge..........................................        5.75%
            Maximum offering price per share..............................       $16.07

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($546,224,040 / 37,513,476 shares outstanding)..............       $14.56
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($257,182,468 / 17,610,242 shares outstanding)..............       $14.60
                                                                             ==========

---------------

 *
 The financial statements of the Marsico Focused Equities Master
 Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Marsico Focused Equities Fund's financial statements

 &
 The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            COMMON STOCKS -- 97.4%
            AEROSPACE AND DEFENSE -- 0.6%
  126,275   Rockwell Collins, Inc. .......................................   $   3,188
                                                                             ---------
            AUTOMOTIVE -- 1.0%
  100,025   Lear Corporation!!............................................       5,265
                                                                             ---------
            BEVERAGES -- 1.1%
  267,200   Pepsi Bottling Group, Inc. ...................................       5,499
                                                                             ---------
            BROADCASTING AND CABLE -- 3.4%
  175,600   Entercom Communications Corporation!!.........................       7,871
   61,120   The E.W. Scripps Company, Class A.............................       5,201
  132,859   Univision Communications, Inc., Class A!!.....................       4,242
                                                                             ---------
                                                                                17,314
                                                                             ---------
            BUILDING MATERIALS -- 1.1%
   65,525   American Standard Companies Inc.!!............................       5,520
                                                                             ---------
            CHEMICALS -- BASIC -- 1.7%
   80,750   Air Products and Chemicals, Inc. .............................       3,642
  190,249   Ecolab, Inc. .................................................       4,804
                                                                             ---------
                                                                                 8,446
                                                                             ---------
            COMMERCIAL BANKING -- 0.6%
   53,259   Zions Bancorporation..........................................       2,975
                                                                             ---------
            COMMERCIAL SERVICES -- 1.3%
  177,775   Fiserv, Inc.!!................................................       6,441
                                                                             ---------
            COMPUTER SERVICES -- 4.0%
  105,775   Affiliated Computer Services, Inc., Class A!!.................       5,150
  202,078   Cognizant Technology Solutions Corporation!!..................       7,371
  144,287   Convergys Corporation!!.......................................       2,646
  180,919   CSG Systems International, Inc.!!.............................       2,672
   77,850   Synopsys, Inc.!!..............................................       2,395
                                                                             ---------
                                                                                20,234
                                                                             ---------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 1.6%
   33,150   Lexmark International, Inc.!!.................................       2,089
  177,075   Network Appliance, Inc.!!.....................................       3,635
   66,552   Pitney Bowes Inc. ............................................       2,550
                                                                             ---------
                                                                                 8,274
                                                                             ---------
            CONGLOMERATES -- 1.0%
  125,766   Pentair, Inc. ................................................       5,014
                                                                             ---------
            CONSTRUCTION -- 1.5%
  164,625   Jacobs Engineering Group Inc.!!...............................       7,425
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            CONSUMER SERVICES -- 1.0%
  214,750   Hewitt Associates, Inc.!!.....................................   $   5,229
                                                                             ---------
            DEPARTMENT AND DISCOUNT
              STORES -- 1.1%
  266,500   Dollar General Corporation....................................       5,330
                                                                             ---------
            DIVERSIFIED ELECTRONICS -- 4.3%
  211,906   Amphenol Corporation, Class A!!...............................      11,029
  175,694   Harris Corporation............................................       6,288
  394,530   Symbol Technologies, Inc. ....................................       4,715
                                                                             ---------
                                                                                22,032
                                                                             ---------
            EDUCATION -- 1.1%
  122,100   Career Education Corporation!!................................       5,531
                                                                             ---------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
   57,900   FPL Group, Inc. ..............................................       3,659
                                                                             ---------
            EXPLORATION AND PRODUCTION -- 0.9%
  114,804   EOG Resources, Inc.(a)........................................       4,792
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 1.9%
   88,325   Affiliated Managers Group, Inc.!!.............................       5,547
   96,750   H & R Block, Inc. ............................................       4,175
                                                                             ---------
                                                                                 9,722
                                                                             ---------
            FOOD PRODUCTS -- 2.1%
   78,175   Corn Products International, Inc. ............................       2,490
  294,525   McCormick and Company, Inc. ..................................       8,076
                                                                             ---------
                                                                                10,566
                                                                             ---------
            HEALTH SERVICES -- 7.6%
  214,400   First Health Group Corporation!!..............................       5,607
  393,544   Health Management Associates, Inc., Class A...................       8,583
  233,325   Health Net Inc.!!.............................................       7,389
  168,475   Lincare Holdings Inc.!!.......................................       6,175
  103,925   Quest Diagnostics Inc.!!(a)...................................       6,302
   97,756   Stericycle, Inc.!!............................................       4,611
                                                                             ---------
                                                                                38,667
                                                                             ---------
            HOUSING AND FURNISHING -- 0.7%
   49,200   Mohawk Industries Inc.!!......................................       3,509
                                                                             ---------
            INSURANCE -- 4.5%
  227,725   ACE Ltd. .....................................................       7,533
  131,650   Ambac Financial Group, Inc. ..................................       8,426
  204,925   The PMI Group, Inc. ..........................................       6,916
                                                                             ---------
                                                                                22,875
                                                                             ---------
            INTEGRATED OIL -- 1.1%
   78,571   Apache Corporation............................................       5,448
                                                                             ---------
            INVESTMENT SERVICES -- 1.3%
   91,066   Legg Mason, Inc. .............................................       6,575
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 3.4%
  126,275   Harrah's Entertainment, Inc. .................................   $   5,317
  133,525   International Game Technology.................................       3,759
  231,231   Starwood Hotels & Resorts Worldwide, Inc. ....................       8,047
                                                                             ---------
                                                                                17,123
                                                                             ---------
            MEDICAL DEVICES AND
              SUPPLIES -- 4.3%
  116,875   DENTSPLY International Inc. ..................................       5,241
   49,600   Invitrogen Corporation!!......................................       2,876
  128,750   Respironics, Inc.!!...........................................       5,379
  148,350   Zimmer Holdings, Inc.!!.......................................       8,174
                                                                             ---------
                                                                                21,670
                                                                             ---------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.4%
  438,900   Tekelec!!.....................................................       6,851
                                                                             ---------
            OIL REFINING AND MARKETING -- 1.2%
  183,975   Noble Corporation!!...........................................       6,253
                                                                             ---------
            OILFIELD SERVICES -- 3.1%
  118,675   BJ Services Company!!.........................................       4,055
  139,617   ENSCO International Inc. .....................................       3,745
  100,471   Nabors Industries, Ltd.!!.....................................       3,744
  114,142   Smith International, Inc.!!...................................       4,106
                                                                             ---------
                                                                                15,650
                                                                             ---------
            PHARMACEUTICALS -- 10.3%
   59,450   Allergan, Inc. ...............................................       4,680
   45,875   AmerisourceBergen Corporation.................................       2,480
  131,074   Barr Laboratories, Inc.!!.....................................       8,942
  231,250   Endo Pharmaceuticals Holdings Inc.!!..........................       4,729
  108,257   Express Scripts, Inc.!!.......................................       6,620
  137,875   Gilead Sciences, Inc.!!.......................................       7,711
  102,975   MedImmune, Inc.!!.............................................       3,399
  192,961   Millennium Pharmaceuticals, Inc.!!............................       2,970
   50,300   Pharmaceutical Resources, Inc.!!..............................       3,431
  132,519   Taro Pharmaceutical Industries Ltd.!!.........................       7,469
                                                                             ---------
                                                                                52,431
                                                                             ---------
            PUBLISHING AND ADVERTISING -- 1.0%
  167,710   Lamar Advertising Company!!...................................       4,921
                                                                             ---------
            RAILROADS, TRUCKING AND
              SHIPPING -- 1.5%
  109,720   Expeditors International of Washington, Inc. .................       3,775
  195,275   Norfolk Southern Corporation..................................       3,613
                                                                             ---------
                                                                                 7,388
                                                                             ---------

                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
            RESTAURANTS -- 2.6%
  186,275   Brinker International, Inc.!!.................................   $   6,214
  199,275   Darden Restaurants, Inc. .....................................       3,786
   93,722   The Cheesecake Factory, Inc.!!................................       3,390
                                                                             ---------
                                                                                13,390
                                                                             ---------
            SEMICONDUCTORS -- 7.3%
1,279,875   Agere Systems Inc., Class A!!(a)..............................       3,929
  120,000   Analog Devices, Inc.!!........................................       4,562
   92,650   Cymer, Inc.!!.................................................       3,817
  100,425   KLA-Tencor Corporation!!......................................       5,161
  135,563   Linear Technology Corporation.................................       4,855
  116,598   Maxim Integrated Products, Inc. ..............................       4,606
  116,400   Microchip Technology Inc. ....................................       2,787
  160,022   MKS Instruments, Inc.!!.......................................       3,466
  108,261   Novellus Systems, Inc.!!......................................       3,654
                                                                             ---------
                                                                                36,837
                                                                             ---------
            SOFTWARE -- 6.6%
  330,171   Citrix Systems, Inc.!!........................................       7,290
  112,500   Electronic Arts Inc.!!........................................      10,376
   72,152   Intuit Inc.!!.................................................       3,481
  553,878   Quest Software, Inc.!!........................................       6,702
   88,450   Symantec Corporation!!........................................       5,574
                                                                             ---------
                                                                                33,423
                                                                             ---------
            SPECIALTY STORES -- 7.1%
  186,725   Abercrombie & Fitch Company!!.................................       5,174
  103,908   Bed Bath & Beyond Inc.!!......................................       3,967
  121,943   Family Dollar Stores, Inc. ...................................       4,864
  384,775   Limited Brands................................................       5,802
  101,325   Ross Stores, Inc. ............................................       4,697
  190,725   Staples, Inc.!!...............................................       4,530
  180,811   Tiffany & Company.............................................       6,751
                                                                             ---------
                                                                                35,785
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 0.4%
   56,450   Commonwealth Telephone Enterprises, Inc.!!....................       2,265
                                                                             ---------
            TOTAL COMMON STOCKS
              (Cost $410,457).............................................     493,517
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations MidCap Growth Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 3.0%
      104   iShares Nasdaq Biotechnology Index Fund(a)....................   $   7,439
    7,692   Nations Cash Reserves, Capital Class Shares#..................       7,692
                                                                             ---------
            TOTAL INVESTMENT COMPANIES
              (Cost $13,409)..............................................      15,131
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $423,866*)..................................     100.4%    508,648
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.4)%
            Receivable for investment securities sold.....................   $  12,162
            Receivable for Fund shares sold...............................         519
            Dividends receivable..........................................         174
            Interest receivable...........................................           1
            Collateral on securities loaned...............................      (7,692)
            Payable for Fund shares redeemed..............................      (2,149)
            Investment advisory fee payable...............................        (280)
            Administration fee payable....................................         (99)
            Shareholder servicing and distribution fees payable...........         (28)
            Due to custodian..............................................      (2,228)
            Payable for investment securities purchased...................      (2,123)
            Accrued Trustees' fees and expenses...........................         (60)
            Accrued expenses and other liabilities........................        (168)
                                                                             ---------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................      (1,971)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 506,677
                                                                             =========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $  (1,247)
            Accumulated net realized loss on investments sold.............    (257,499)
            Net unrealized appreciation of investments....................      84,782
            Paid-in capital...............................................     680,641
                                                                             ---------
            NET ASSETS....................................................   $ 506,677
                                                                             =========


                                                                               VALUE
---------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($458,149,694 / 43,712,156 shares outstanding)..............      $10.48
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($21,215,343 / 2,106,673 shares outstanding)................      $10.07
                                                                             =========

            Maximum sales charge..........................................       5.75%
            Maximum offering price per share..............................      $10.68

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($25,613,521 / 2,848,490 shares outstanding)................       $8.99
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($1,698,442 / 187,789 shares outstanding)...................       $9.04
                                                                             =========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $7,692.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $6,024 and $7,438, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico 21st Century Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 99.9%
            AIRLINES -- 9.0%
   86,183   JetBlue Airways Corporation!!.................................   $  5,255
   82,422   Ryanair Holdings plc, ADR!!(a)................................      3,338
                                                                             --------
                                                                                8,593
                                                                             --------
            AUTOMOTIVE -- 3.2%
   81,966   Bayerische Motoren Werke (BMW) AG.............................      3,097
                                                                             --------
            BROADCASTING AND CABLE -- 2.7%
  153,669   Cumulus Media Inc., Class A!!.................................      2,620
                                                                             --------
            COMMERCIAL BANKING -- 2.9%
   60,666   Citigroup Inc. ...............................................      2,761
                                                                             --------
            COMPUTER SERVICES -- 3.2%
   52,406   Fair, Issac and Company Inc.(a)...............................      3,090
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 3.3%
   94,523   Dell Inc.!!...................................................      3,156
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 3.0%
   65,722   Sears, Roebuck and Company....................................      2,874
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 5.7%
   37,570   Digital Theater Systems Inc.!!................................      1,070
   44,038   Harman International Industries, Inc. ........................      4,331
                                                                             --------
                                                                                5,401
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 4.2%
  132,156   UCBH Holdings Inc. ...........................................      3,995
                                                                             --------
            HEALTH SERVICES -- 2.1%
   39,266   UnitedHealth Group Inc. ......................................      1,976
                                                                             --------
            HEAVY MACHINERY -- 3.2%
   45,006   Caterpillar Inc. .............................................      3,098
                                                                             --------
            HOUSING AND FURNISHING -- 2.8%
  159,719   WCI Communities, Inc.!!.......................................      2,635
                                                                             --------
            INSURANCE -- 2.7%
   49,484   MGIC Investment Corporation...................................      2,577
                                                                             --------
            INVESTMENT SERVICES -- 3.5%
  114,883   Jefferies Group, Inc. ........................................      3,303
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 6.1%
   36,523   Four Seasons Hotels Inc. .....................................   $  1,819
   41,824   Harley-Davidson, Inc. ........................................      2,016
  108,503   Wynn Resorts, Ltd.!!..........................................      1,973
                                                                             --------
                                                                                5,808
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 8.3%
  161,649   Cisco Systems, Inc.!!.........................................      3,158
   93,191   Foundry Networks, Inc.!!......................................      2,005
   66,566   QUALCOMM Inc. ................................................      2,772
                                                                             --------
                                                                                7,935
                                                                             --------
            PHARMACEUTICALS -- 2.7%
   32,031   Genentech, Inc.!!.............................................      2,567
                                                                             --------
            PUBLISHING AND ADVERTISING -- 2.7%
  101,976   Monster Worldwide Inc.!!......................................      2,568
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 4.1%
   61,079   FedEx Corporation.............................................      3,935
                                                                             --------
            RESTAURANTS -- 1.8%
   58,286   Starbucks Corporation!!.......................................      1,679
                                                                             --------
            SEMICONDUCTORS -- 2.9%
  101,813   Intel Corporation.............................................      2,801
                                                                             --------
            SOFTWARE -- 2.1%
   64,692   VERITAS Software Corporation!!................................      2,031
                                                                             --------
            SPECIALTY STORES -- 12.5%
   94,264   Electronics Boutique Holdings Corporation!!...................      2,693
  173,137   Select Comfort Corporation!!..................................      4,588
   85,253   The Sports Authority, Inc.!!..................................      2,682
   49,545   Tiffany & Company.............................................      1,850
                                                                             --------
                                                                               11,813
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 5.2%
   78,020   Echostar Communications Corporation!!.........................      2,986
   98,131   Nextel Communications, Inc., Class A!!........................      1,932
                                                                             --------
                                                                                4,918
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $81,087)..............................................     95,231
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            SHORT TERM INVESTMENTS -- 0.9%
            FEDERAL HOME LOAN BANK
              (FHLB) -- 0.9%
              (Cost $900)
$     900     Discount note 10/01/03......................................        900
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Marsico 21st Century Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 6.9%
              (Cost $6,616)
    6,616   Nations Cash Reserves, Capital Class Shares#..................   $  6,616
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $88,603*)...................................     107.7%   102,747
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (7.7)%
            Cash..........................................................   $    126
            Unrealized appreciation on forward foreign exchange
              contracts...................................................         51
            Receivable for investment securities sold.....................      3,714
            Dividends receivable..........................................         27
            Unrealized depreciation on forward foreign exchange
              contracts...................................................       (199)
            Collateral on securities loaned...............................     (6,597)
            Investment advisory fee payable...............................        (59)
            Administration fee payable....................................        (18)
            Shareholder servicing and distribution fees payable...........        (46)
            Payable for investment securities purchased...................     (4,183)
            Accrued Trustees' fees and expenses...........................        (28)
            Accrued expenses and other liabilities........................       (100)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................     (7,312)
                                                                             --------
            NET ASSETS..........................................     100.0%  $ 95,435
                                                                             ========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $   (519)
            Accumulated net realized loss on investments sold and currency
              contracts...................................................    (33,809)
            Net unrealized appreciation of investments and currency
              contracts...................................................     13,996
            Paid-in capital...............................................    115,767
                                                                             --------
            NET ASSETS....................................................   $ 95,435
                                                                             ========

                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($13,757,119 / 1,649,819 shares outstanding)................      $8.34
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($34,393,408 / 4,162,817 shares outstanding)................      $8.26
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................      $8.76

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($40,068,710 / 4,978,797 shares outstanding)................      $8.05
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($7,216,213 / 896,713 shares outstanding)...................      $8.05
                                                                             ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $6,597.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $6,267 and $6,428, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.1%
            AEROSPACE AND DEFENSE -- 0.9%
  221,893   Triumph Group, Inc.!!.........................................   $  6,612
                                                                             --------
            AIRLINES -- 1.1%
  425,724   SkyWest, Inc. ................................................      7,374
                                                                             --------
            APPAREL AND TEXTILES -- 1.4%
  123,609   Columbia Sportswear Company!!.................................      6,520
  207,825   Genesco Inc.!!................................................      3,338
                                                                             --------
                                                                                9,858
                                                                             --------
            BEVERAGES -- 1.0%
  232,115   Constellation Brands, Inc.!!..................................      7,077
                                                                             --------
            BROADCASTING AND CABLE -- 1.0%
  467,650   Radio One, Inc., Class D!!....................................      6,715
                                                                             --------
            CHEMICALS -- BASIC -- 2.2%
  553,366   Agrium Inc. ..................................................      6,950
  368,493   Delta and Pine Land Company...................................      8,479
                                                                             --------
                                                                               15,429
                                                                             --------
            COMMERCIAL BANKING -- 4.5%
  327,032   City National Corporation.....................................     16,666
  206,365   F.N.B. Corporation............................................      7,120
  315,892   National Commerce Financial Corporation.......................      7,859
                                                                             --------
                                                                               31,645
                                                                             --------
            COMMERCIAL SERVICES -- 1.5%
  287,639   Trammell Crow Company!!.......................................      3,581
  300,369   Watson Wyatt & Company Holdings!!.............................      6,761
                                                                             --------
                                                                               10,342
                                                                             --------
            COMPUTER SERVICES -- 2.8%
   34,250   Anteon International Corporation..............................      1,048
  229,910   Cognizant Technology Solutions Corporation!!..................      8,385
  269,857   Pegasus Solutions Inc.!!......................................      3,732
  282,023   Secure Computing Corporation!!................................      3,294
  445,704   Virage Logic Corporation!!....................................      3,387
                                                                             --------
                                                                               19,846
                                                                             --------
            COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
  243,711   Avocent Corporation!!.........................................      7,382
  432,222   Pinnacle Systems, Inc.!!......................................      3,644
  301,157   Plexus Corporation!!..........................................      4,680
                                                                             --------
                                                                               15,706
                                                                             --------
            CONSTRUCTION -- 1.2%
  303,702   Chicago Bridge & Iron Company NV..............................      8,249
                                                                             --------
            CONSUMER SERVICES -- 1.9%
  159,195   Rent-A-Center, Inc.!!.........................................      5,142
  492,370   ValueVision Media, Inc., Class A!!............................      7,834
                                                                             --------
                                                                               12,976
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 5.7%
  778,157   Aeroflex, Inc.!!..............................................   $  6,886
  414,713   Anaren Microwave, Inc.!!......................................      5,292
  292,544   Daktronics, Inc.!!............................................      4,684
  170,535   Dionex Corporation!!(a).......................................      6,712
  206,300   Integrated Circuit Systems, Inc.!!............................      6,197
  451,350   RF Micro Devices, Inc.!!(a)...................................      4,193
  441,280   Sypris Solutions, Inc. .......................................      6,059
                                                                             --------
                                                                               40,023
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 2.5%
  104,671   Actuant Corporation, Class A!!................................      5,878
  110,752   CUNO Inc.!!...................................................      4,340
  337,887   Griffon Corporation!!.........................................      6,069
   35,734   Mueller Industries, Inc.!!....................................        909
                                                                             --------
                                                                               17,196
                                                                             --------
            EDUCATION -- 2.1%
  103,287   Career Education Corporation!!................................      4,679
  173,065   Education Management Corporation!!............................      9,981
                                                                             --------
                                                                               14,660
                                                                             --------
            EXPLORATION AND PRODUCTION -- 0.2%
  241,743   Brigham Exploration Company...................................      1,644
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 3.1%
  200,491   Affiliated Managers Group, Inc.!!.............................     12,590
  368,788   Boston Private Financial Holdings, Inc. ......................      8,689
                                                                             --------
                                                                               21,279
                                                                             --------
            FOOD PRODUCTS -- 1.0%
  209,952   Corn Products International, Inc. ............................      6,687
                                                                             --------
            HEALTH SERVICES -- 7.4%
  238,462   Centene Corporation!!.........................................      7,247
  220,126   Orthodontic Centers of America, Inc.!!(a).....................      1,735
  604,413   Province Healthcare Company!!.................................      7,827
  191,278   Stericycle, Inc.!!............................................      9,023
  280,456   Triad Hospitals, Inc.!!.......................................      8,492
  669,531   US Oncology, Inc.!!...........................................      4,894
  537,303   VCA Antech, Inc.!!............................................     12,653
                                                                             --------
                                                                               51,871
                                                                             --------
            HOUSING AND FURNISHING -- 0.7%
  141,306   Ethan Allen Interiors Inc. ...................................      5,087
                                                                             --------
            INSURANCE -- 3.0%
  161,719   Delphi Financial Group, Inc., Class A.........................      7,523
   44,850   Direct General Corporation!!..................................      1,124
  150,566   Endurance Specialty Holdings Ltd. ............................      4,397
  158,740   Triad Guaranty Inc.!!.........................................      7,791
                                                                             --------
                                                                               20,835
                                                                             --------
            INTEGRATED OIL -- 0.6%
  227,540   Remington Oil & Gas Corporation!!.............................      4,130
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            LODGING AND RECREATION -- 2.0%
  531,075   Boyd Gaming Corporation.......................................   $  8,104
  223,062   Shuffle Master, Inc.!!........................................      6,063
                                                                             --------
                                                                               14,167
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 6.0%
  102,128   Cooper Companies, Inc. .......................................      4,162
  439,045   Exact Sciences Corporation!!(a)...............................      5,927
  416,157   Merit Medical Systems Inc.!!..................................      9,197
  264,200   Respironics, Inc.!!...........................................     11,038
  450,200   Wright Medical Group, Inc.!!..................................     11,381
                                                                             --------
                                                                               41,705
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 1.8%
  193,570   AGL Resources Inc. ...........................................      5,453
  199,435   Energen Corporation...........................................      7,215
                                                                             --------
                                                                               12,668
                                                                             --------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 4.0%
  684,115   AudioCodes Ltd.!!(a)..........................................      5,131
  752,381   C-COR.Net Corporation!!.......................................      4,966
  950,000   Hypercom Corporation!!........................................      5,121
  108,825   j2 Global Communications, Inc.!!(a)...........................      4,117
  583,956   REMEC, Inc.!!.................................................      5,955
  180,810   Tollgrade Communications, Inc.!!..............................      2,906
                                                                             --------
                                                                               28,196
                                                                             --------
            OILFIELD SERVICES -- 4.3%
   79,224   Atwood Oceanics, Inc.!!.......................................      1,901
  314,850   Cal Dive International, Inc.!!................................      6,121
  152,590   Patterson-UTI Energy, Inc.!!..................................      4,131
  114,716   Precision Drilling Corporation!!(a)...........................      4,320
  396,544   Pride International, Inc.!!...................................      6,720
  388,275   Varco International, Inc.!!(a)................................      6,566
                                                                             --------
                                                                               29,759
                                                                             --------
            PACKAGING AND CONTAINERS -- 0.5%
  227,650   Anchor Glass Container Corporation!!..........................      3,711
                                                                             --------
            PHARMACEUTICALS -- 9.3%
  295,350   Affymetrix, Inc.!!............................................      6,199
  104,150   Angiotech Pharmaceuticals, Inc. ..............................      4,546
  289,750   AtheroGenics, Inc.!!..........................................      4,850
  242,100   Axcan Pharma Inc.!!(a)........................................      3,307
  284,750   BioMarin Pharmaceutical Inc.!!................................      2,181
  208,100   Connetics Corporation!!.......................................      3,758
  286,190   Martek Biosciences Corporation!!..............................     15,075
  140,074   Medicis Pharmaceutical Corporation, Class A...................      8,209
  284,035   Penwest Pharmaceuticals Company!!(a)..........................      6,107
   78,571   Pharmaceutical Resources, Inc.!!..............................      5,360
  304,285   Protein Design Labs, Inc.!!...................................      4,217
                                                                             --------
                                                                               63,809
                                                                             --------
            PUBLISHING AND ADVERTISING -- 1.0%
  180,600   R.H. Donnelley Corporation!!..................................      7,298
                                                                             --------
            RAILROADS, TRUCKING AND SHIPPING -- 1.9%
  124,365   Knight Transportation, Inc.!!.................................      3,118
  328,690   RailAmerica, Inc.@............................................      2,827

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING -- (CONTINUED)
  246,517   RailAmerica, Inc. ............................................   $  2,120
   32,000   RailAmerica, Inc.!!...........................................        275
  155,214   UTI Worldwide, Inc. ..........................................      4,738
                                                                             --------
                                                                               13,078
                                                                             --------
            RESTAURANTS -- 2.6%
  295,365   RARE Hospitality International, Inc.!!........................      7,358
  409,700   Red Robin Gourmet Burgers!!...................................     10,431
                                                                             --------
                                                                               17,789
                                                                             --------
            SEMICONDUCTORS -- 6.1%
   34,500   AMIS Holdings, Inc.(a)........................................        637
  247,041   Cognex Corporation............................................      6,495
  177,785   Cymer, Inc.!!.................................................      7,325
  509,137   LTX Corporation!!.............................................      5,733
  388,300   Microsemi Corporation!!.......................................      5,918
  175,600   MKS Instruments, Inc.!!.......................................      3,803
  694,584   TriQuint Semiconductor, Inc.!!................................      3,890
  113,550   Varian Semiconductor Equipment
              Associates, Inc.!!(a).......................................      4,252
  242,636   Zoran Corporation!!...........................................      4,731
                                                                             --------
                                                                               42,784
                                                                             --------
            SOFTWARE -- 7.0%
  577,000   Borland Software Corporation!!................................      5,314
  171,834   Computer Programs and Systems, Inc.(a)........................      3,098
  375,727   EPIQ Systems, Inc.!!..........................................      6,372
  291,236   Hyperion Solutions Corporation!!..............................      8,409
  604,149   Lawson Software, Inc.!!.......................................      4,283
  235,550   Manhattan Associates, Inc.!!..................................      6,098
  282,025   Neoware Systems, Inc.!!(a)....................................      4,814
   81,795   OPNET Technologies, Inc.!!....................................      1,021
  265,475   Packeteer, Inc.!!.............................................      3,199
  111,845   Portal Software, Inc. ........................................      1,620
  198,525   Progress Software Corporation!!...............................      4,268
                                                                             --------
                                                                               48,496
                                                                             --------
            SPECIALTY STORES -- 1.7%
  289,825   American Eagle Outfitters, Inc.!!.............................      4,307
  389,789   Cato Corporation..............................................      7,862
                                                                             --------
                                                                               12,169
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.8%
  319,384   Commonwealth Telephone
              Enterprises, Inc.!!(a)......................................     12,816
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $563,352).............................................    683,686
                                                                             --------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 0.1%
            PHARMACEUTICALS -- 0.1%
              (Cost $644)
$     644   Biomarin Pharmaceutical Inc.,
              3.500% 06/15/08@............................................       (549)
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Small Company Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

  SHARES                                                                       VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 6.1%
      132   iShares Nasdaq Biotechnology
              Index Fund(a)...............................................   $  9,503
   33,031   Nations Cash Reserves, Capital Class Shares#..................     33,031
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $40,442)..............................................     42,534
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $604,438*)..................................     104.3%   726,769
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (4.3)%
            Cash..........................................................   $    260
            Receivable for investment securities sold.....................     13,764
            Dividends receivable..........................................        137
            Receivable from investment adviser............................        130
            Collateral on securities loaned...............................    (31,705)
            Investment advisory fee payable...............................       (541)
            Administration fee payable....................................        (90)
            Shareholder servicing and distribution fees payable...........        (56)
            Payable for investment securities purchased...................    (11,594)
            Accrued Trustees' fees and expenses...........................        (45)
            Accrued expenses and other liabilities........................       (155)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (29,895)
                                                                             --------
            NET ASSETS..........................................     100.0%  $696,874
                                                                             ========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $ (2,370)
            Accumulated net realized loss on investments sold.............   (138,829)
            Net unrealized appreciation of investments....................    122,331
            Paid-in capital...............................................    715,742
                                                                             --------
            NET ASSETS....................................................   $696,874
                                                                             ========


                                                                              VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($499,818,026 / 38,020,902 shares outstanding)..............     $13.15
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($174,768,648 / 13,552,455 shares outstanding)..............     $12.90
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $13.69

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($17,322,190 / 1,414,952 shares outstanding)................     $12.24
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($4,965,158 / 399,987 shares outstanding)...................     $12.41
                                                                             ========

---------------

 *Federal income tax information (see Note 12).

 !!
  Non-income producing security.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

 @Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $31,705.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $28,300 and $30,411, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                               CONVERTIBLE           ASSET
                                                                SECURITIES         ALLOCATION
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       16,815     $        1,448
Dividends (Net of foreign withholding taxes of $2, $0, $54,
  $0, $0, $0, $0, $2, $0, $0, $5 and $7, respectively)......           8,708              1,270
Dividend income from affiliated funds.......................              93                111
Securities lending..........................................             201                  3
Allocated from Portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $24, $44, $0, $160, $0, $0 and $0,
  respectively)+............................................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses (Net of reimbursement of $0, $0, $0, $0, $0, $0,
  $4, $0, $0, $0, $0 and $0, respectively)+.................              --                 --
                                                              --------------     --------------
    Total investment income/(loss)..........................          25,817              2,832
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           3,928                685
Administration fee..........................................           1,390                242
Transfer agent fees.........................................             179                 37
Custodian fees..............................................              39                 12
Legal and audit fees........................................              44                 39
Registration and filing fees................................              39                 36
Trustees' fees and expenses.................................              10                 10
Interest expense............................................              22                 --
Printing expense............................................              79                 81
Other.......................................................               8                 --*
                                                              --------------     --------------
    Subtotal................................................           5,738              1,142
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             421                118
  Investor B Shares.........................................             645                378
  Investor C Shares.........................................             219                 11
                                                              --------------     --------------
    Total expenses..........................................           7,023              1,649
Fees waived by investment advisor and/or administrator......              --                 --
Fees reduced by credits allowed by the custodian............              (6)                --*
Reimbursement from investment adviser.......................             (44)                --
                                                              --------------     --------------
    Net expenses............................................           6,973              1,649
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          18,844              1,183
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................          15,805              1,147
  Written options...........................................              --               (169)
  Futures contracts.........................................              --                327
  Swap contracts............................................              --                151
  Foreign currency and net other assets.....................              --                 --
  Allocated from Portfolio:
  Security transactions+....................................              --                 --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................          15,805              1,456
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (see Note 13)..................................         103,292             22,182
  Written options...........................................              --                 (2)
  Futures contracts.........................................              --               (116)
  Swap contracts............................................              --                 51
  Foreign currency and net other assets.....................              --                 --
  Securities allocated from Portfolio (see Note 13)+........              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         103,292             22,115
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         119,097             23,571
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      137,941     $       24,754
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio and
  Focused Equities Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


                           MIDCAP            SMALLCAP
        VALUE              VALUE              VALUE             GROWTH
--------------------------------------------------------------------------

    $           --     $           98     $           --    $           --

             9,884              3,886                689                --
                74                 48                 20                --
                10                 --                 12                --

                --                 --                 --               681

                --                 --                 --             2,460
                --                 --                 --                --*
                --                 --                 --                19
                --                 --                 --            (3,306)
    --------------     --------------     --------------    --------------
             9,968              4,032                721              (146)
    --------------     --------------     --------------    --------------

             2,709              1,395                454                --
               959                428                116               495
               136                 56                 15               286
                27                 15                  9                --
                42                 35                 38                39
                34                 24                 24                34
                10                  9                 10                10
                --*                --                 --                --
                45                 32                 31                82
                 1                  2                 --                --
    --------------     --------------     --------------    --------------
             3,963              1,996                697               946

               110                  6                  2               448
               282                 12                  3               781
               116                  2                  1               423
    --------------     --------------     --------------    --------------
             4,471              2,016                703             2,598
                --                 --                (42)               --
                --*                --*                --*               --
                (3)                --                 --                --
    --------------     --------------     --------------    --------------
             4,468              2,016                661             2,598
    --------------     --------------     --------------    --------------
             5,500              2,016                 60            (2,744)
    --------------     --------------     --------------    --------------

           (46,303)            11,264              5,239                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --

                --                 --                 --             4,981
                --                 --                 --               (72)
    --------------     --------------     --------------    --------------
           (46,303)            11,264              5,239             4,909
    --------------     --------------     --------------    --------------

           155,692             60,256             17,718                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --           115,859
    --------------     --------------     --------------    --------------
           155,692             60,256             17,718           115,859
    --------------     --------------     --------------    --------------
           109,389             71,520             22,957           120,768
    --------------     --------------     --------------    --------------
    $      114,889     $       73,536     $       23,017    $      118,024
    ==============     ==============     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


For the six months ended September 30, 2003

                                                                STRATEGIC           CAPITAL
                                                                  GROWTH             GROWTH
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $           --     $           --
Dividends (Net of foreign withholding taxes of $2, $0, $54,
  $0, $0, $0, $0, $2, $0, $0, $5 and $7, respectively)......              --                886
Dividend income from affiliated funds.......................              --                 21
Securities lending..........................................              --                  4
Allocated from Portfolio:
Interest+...................................................               1                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $24, $44, $0, $160, $0, $0 and $0,
  respectively)+............................................          12,699                 --
Dividend income from affiliated funds+......................              93                 --
Securities lending+.........................................              84                 --
Expenses (Net of reimbursement of $0, $0, $0, $0, $0, $0,
  $4, $0, $0, $0, $0 and $0, respectively)+.................          (6,426)                --
                                                              --------------     --------------
    Total investment income/(loss)..........................           6,451                911
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................              --                699
Administration fee..........................................           1,625                247
Transfer agent fees.........................................             315                 35
Custodian fees..............................................              --                  9
Legal and audit fees........................................              40                 40
Registration and filing fees................................              58                 31
Trustees' fees and expenses.................................              10                 10
Interest expense............................................              --                  1
Printing expense............................................              41                 42
Other.......................................................              --                 --*
                                                              --------------     --------------
    Subtotal................................................           2,089              1,114
Shareholder servicing and distribution fees:
  Investor A Shares.........................................             295                 39
  Investor B Shares.........................................             215                115
  Investor C Shares.........................................              74                 16
                                                              --------------     --------------
    Total expenses..........................................           2,673              1,284
Fees waived by investment advisor and/or administrator......              --                 --
Fees reduced by credits allowed by the custodian............              --                 --*
Reimbursement from investment adviser.......................              (4)                --
                                                              --------------     --------------
    Net expenses............................................           2,669              1,284
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................           3,782               (373)
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................              --             12,821
  Written options...........................................              --                 --
  Futures contracts.........................................              --                 --
  Swap contracts............................................              --                 --
  Foreign currency and net other assets.....................              --                 --
  Allocated from Portfolio:
  Security transactions+....................................         (26,660)                --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................         (26,660)            12,821
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (see Note 13)..................................              --             20,416
  Written options...........................................              --                 --
  Futures contracts.........................................              --                 --
  Swap contracts............................................              --                 --
  Foreign currency and net other assets.....................              --                 --
  Securities allocated from Portfolio (see Note 13)+........         305,702                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         305,702             20,416
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......         279,042             33,237
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      282,824     $       32,864
                                                              ==============     ==============

---------------

 *Amount represents less than $500.

+ Allocated from Growth Master Portfolio, Strategic Growth Master Portfolio and
  Focused Equities Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


       FOCUSED             MIDCAP              21ST             SMALL
       EQUITIES            GROWTH            CENTURY           COMPANY
--------------------------------------------------------------------------
    $           --     $           --     $            6    $           13
                --              1,199                155             1,400
                --                111                 --*              119
                --                  7                  7                65
               315                 --                 --                --
             7,473                 --                 --                --
                 1                 --                 --                --
                86                 --                 --                --
            (8,213)                --                 --                --
    --------------     --------------     --------------    --------------
              (338)             1,317                168             1,597
    --------------     --------------     --------------    --------------
                --              1,609                263             2,972
             1,238                569                 80               760
               773                 89                 15               126
                --                 15                  9                21
                38                 41                 33                43
                39                 32                 13                36
                10                 10                 10                10
                --                 --*                --                --*
               180                 40                 29                48
                --                 --                  3                 4
    --------------     --------------     --------------    --------------
             2,278              2,405                455             4,020
               819                 25                 26               199
             2,634                125                181                78
             1,113                  9                 25                22
    --------------     --------------     --------------    --------------
             6,844              2,564                687             4,319
                --                 --                 --              (222)
                --                 --*                --*               --*
                --                 --                 --              (130)
    --------------     --------------     --------------    --------------
             6,844              2,564                687             3,967
    --------------     --------------     --------------    --------------
            (7,182)            (1,247)              (519)           (2,370)
    --------------     --------------     --------------    --------------
                --            (25,223)             5,571               547
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 86                --
           (13,077)                --                 --                --
              (269)                --                 --                --
    --------------     --------------     --------------    --------------
           (13,346)           (25,223)             5,657               547
    --------------     --------------     --------------    --------------
                --            117,859             12,182           165,745
                --                 --                 --                --
                --                 --                 --                --
                --                 --                 --                --
                --                 --               (148)               --
           327,253                 --                 --                --
    --------------     --------------     --------------    --------------
           327,253            117,859             12,034           165,745
    --------------     --------------     --------------    --------------
           313,907             92,636             17,691           166,292
    --------------     --------------     --------------    --------------
    $      306,725     $       91,389     $       17,172    $      163,922
    ==============     ==============     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                   CONVERTIBLE SECURITIES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/03        YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       18,844     $       27,101
Net realized gain/(loss) on investments.....................          15,805            (64,748)
Net realized gain/(loss) on investments allocated from
  Portfolio.................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................         103,292            (49,899)
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio......................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         137,941            (87,546)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................         (11,587)           (15,142)
  Investor A Shares.........................................          (4,959)            (9,699)
  Investor B Shares.........................................          (1,448)            (2,968)
  Investor C Shares.........................................            (538)              (700)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         267,731            404,871
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         387,140            288,816
NET ASSETS:
Beginning of period.........................................         957,654            668,838
                                                              --------------     --------------
End of period...............................................  $    1,344,794     $      957,654
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          464     $          152
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

           ASSET ALLOCATION                        VALUE                         MIDCAP VALUE
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------
    $        1,183   $        4,195   $        5,500   $        7,115   $        2,016   $        2,250
             1,456          (40,246)         (46,303)         (54,789)          11,264          (20,984)
                --               --               --               --               --               --
            22,115          (23,813)         155,692         (132,951)          60,256          (25,133)
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            24,754          (59,864)         114,889         (180,625)          73,536          (43,867)

              (311)            (713)          (4,417)          (6,087)          (1,976)          (1,835)
              (627)          (2,680)            (450)            (521)             (19)             (16)
              (220)            (918)             (71)            (236)              (2)              (4)
                (7)             (27)              (9)             (26)              --*              (1)

                --               --               --           (7,879)              --             (214)
                --               --               --             (885)              --               (2)
                --               --               --           (1,224)              --               (2)
                --               --               --             (116)              --               --*
           (10,334)        (130,006)         503,596           75,863           36,175          245,543
    --------------   --------------   --------------   --------------   --------------   --------------
            13,255         (194,208)         613,538         (121,736)         107,714          199,602

           197,861          392,069          537,272          659,008          299,680          100,078
    --------------   --------------   --------------   --------------   --------------   --------------
    $      211,116   $      197,861   $    1,150,810   $      537,272   $      407,394   $      299,680
    ==============   ==============   ==============   ==============   ==============   ==============

    $          370   $          352   $        1,196   $          643   $          309   $          290
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       SMALLCAP VALUE
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/03       PERIOD ENDED
                                                               (UNAUDITED)         3/31/03(A)
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $           60     $          192
Net realized gain/(loss) on investments.....................           5,239             (5,890)
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          17,718             (3,247)
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          23,017             (8,945)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (147)
  Investor A Shares.........................................              --                 (2)
  Investor B Shares.........................................              --                 --*
  Investor C Shares.........................................              --                 --*
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          25,119             80,781
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................          48,136             71,687
NET ASSETS:
Beginning of period.........................................          71,687                 --
                                                              --------------     --------------
End of period...............................................  $      119,823     $       71,687
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $           83     $           23
                                                              ==============     ==============

---------------

 + Allocated from Growth Master Portfolio and Strategic Growth Master Portfolio, respectively.

 * Amount represents less than $500.

 # Amount represents results from operations prior to conversion from master-feeder structure.

(a)SmallCap Value commenced operations on May 1, 2002.

(b)As of May 13, 2002, Strategic Growth Fund converted to a master-feeder structure.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

                GROWTH                       STRATEGIC GROWTH                   CAPITAL GROWTH
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)       3/31/03(B)      (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------
    $       (2,744)  $       (4,467)  $        3,782   $       10,982   $         (373)  $          (36)
                --               --               --          (25,186)#         12,821          (45,359)
             4,909          (55,290)         (26,660)        (305,110)              --               --
                --               --               --         (100,733)#         20,416          (61,387)
           115,859          (54,489)         305,702         (262,668)              --               --
    --------------   --------------   --------------   --------------   --------------   --------------
           118,024         (114,246)         282,824         (682,715)          32,864         (106,782)

                --               --               --           (7,224)              --               --
                --               --               --           (1,070)              --               --
                --               --               --              (19)              --               --
                --               --               --               --               --               --

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
           198,506          175,763         (167,148)       1,082,033          (58,242)         (56,515)
    --------------   --------------   --------------   --------------   --------------   --------------
           316,530           61,517          115,676          391,005          (25,378)        (163,297)

           579,621          518,104        1,658,780        1,267,775          210,845          374,142
    --------------   --------------   --------------   --------------   --------------   --------------
    $      896,151   $      579,621   $    1,774,456   $    1,658,780   $      185,467   $      210,845
    ==============   ==============   ==============   ==============   ==============   ==============

    $       (2,744)  $           --   $        7,131   $        3,349   $         (373)  $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      FOCUSED EQUITIES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/03        YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       (7,182)    $      (14,029)
Net realized gain/(loss) on investments.....................              --                 --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................         (13,346)          (142,705)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................         327,253           (197,263)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         306,725           (353,997)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         271,127            191,220
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         577,852           (162,777)
NET ASSETS:
Beginning of period.........................................       1,559,778          1,722,555
                                                              --------------     --------------
End of period...............................................  $    2,137,630     $    1,559,778
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $       (7,182)    $           --
                                                              ==============     ==============

---------------

 + Allocated from Focused Equities Master Portfolio.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

             MIDCAP GROWTH                     21ST CENTURY                      SMALL COMPANY
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------
    $       (1,247)  $       (2,757)  $         (519)  $         (863)  $       (2,370)  $       (4,253)
           (25,223)        (184,346)           5,657           (1,599)             547          (98,329)
                --               --               --               --               --               --
           117,859          (33,365)          12,034           (5,523)         165,745         (142,917)
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            91,389         (220,468)          17,172           (7,985)         163,922         (245,499)

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --

                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
                --               --               --               --               --               --
           (29,518)          37,230           30,788          (10,484)         (22,077)          48,594
    --------------   --------------   --------------   --------------   --------------   --------------
            61,871         (183,238)          47,960          (18,469)         141,845         (196,905)

           444,806          628,044           47,475           65,944          555,029          751,934
    --------------   --------------   --------------   --------------   --------------   --------------
    $      506,677   $      444,806   $       95,435   $       47,475   $      696,874   $      555,029
    ==============   ==============   ==============   ==============   ==============   ==============

    $       (1,247)  $           --   $         (519)  $           --   $       (2,370)  $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                         CONVERTIBLE SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  23,669    $ 350,471       45,660    $ 649,083
  Issued in exchange for net assets of:
    Bank of America Equity Income Fund (see Note 13)........      --           --          846       11,664
    Bank of America Equity & Convertible Fund (see Note
      13)...................................................      --           --        5,772       79,598
  Issued in exchange for Primary A Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --        3,257       51,793
  Issued as reinvestment of dividends.......................      63          949           94        1,306
  Redeemed..................................................  (9,850)    (146,737)     (32,359)    (460,920)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................  13,882    $ 204,683       23,270    $ 332,524
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   6,018    $  89,455        6,393    $  93,580
  Issued in exchange for Investor A Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --        1,267       20,137
  Shares issued upon conversion from Investor B shares......       2           28          484        6,905
  Shares issued upon conversion from Investor C shares......      11          167           --           --
  Issued as reinvestment of dividends.......................     283        4,294          621        8,710
  Redeemed..................................................  (4,352)     (65,071)      (7,611)    (110,347)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................   1,962    $  28,873        1,154    $  18,985
                                                              ======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................   1,482    $  21,757        2,854    $  41,083
  Issued in exchange for Investor B Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --        1,998       31,448
  Issued as reinvestment of dividends.......................      80        1,198          183        2,534
  Shares redeemed upon conversion to Investor A shares......      (2)         (28)        (488)      (6,905)
  Redeemed..................................................    (622)      (9,190)      (2,067)     (28,531)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     938    $  13,737        2,480    $  39,629
                                                              ======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................   1,681    $  25,084        1,144    $  16,527
  Issued in exchange for Investor C Shares of Nations Equity
    Income Fund (see Note 13)...............................      --           --          137        2,170
  Issued as reinvestment of dividends.......................      21          314           33          467
  Shares redeemed upon conversion to Investor A shares......     (11)        (167)          --           --
  Redeemed..................................................    (319)      (4,793)        (384)      (5,431)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................   1,372    $  20,438          930    $  13,733
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................  18,154    $ 267,731       27,834    $ 404,871
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS FUNDS

                                                                           ASSET ALLOCATION
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      -------------------
                                                              SHARES    DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     24     $    425         287    $   5,107
  Issued as reinvestment of dividends.......................     12          213          28          476
  Redeemed..................................................    (38)        (689)       (174)      (3,070)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................     (2)    $    (51)        141    $   2,513
                                                               ====     ========      ======    =========
INVESTOR A SHARES:
  Sold......................................................    575     $ 10,342       3,000    $  50,561
  Shares issued upon conversion from Investor B shares......     12          230          --           --
  Issued as reinvestment of dividends.......................     33          598         151        2,604
  Redeemed..................................................   (865)     (15,582)     (9,023)    (152,551)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................   (245)    $ (4,412)     (5,872)   $ (99,386)
                                                               ====     ========      ======    =========
INVESTOR B SHARES:
  Sold......................................................     53     $    941         175    $   3,121
  Issued as reinvestment of dividends.......................     11          196          48          819
  Shares redeemed upon conversion to Investor A shares......    (12)        (230)
  Redeemed..................................................   (381)      (6,747)     (2,096)     (36,392)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................   (329)    $ (5,840)     (1,873)   $ (32,452)
                                                               ====     ========      ======    =========
INVESTOR C SHARES:
  Sold......................................................     19     $    340          36    $     627
  Issued as reinvestment of dividends.......................     --*           6           1           24
  Redeemed..................................................    (21)        (377)        (77)      (1,332)
                                                               ----     --------      ------    ---------
  Net increase/(decrease)...................................     (2)    $    (31)        (40)   $    (681)
                                                               ====     ========      ======    =========
  Total net increase/(decrease).............................   (578)    $(10,334)     (7,644)   $(130,006)
                                                               ====     ========      ======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                  VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              --------------------      -------------------
                                                              SHARES      DOLLARS       SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   15,144    $ 148,100       19,199    $177,319
  Issued in exchange for Primary A Shares of Nations Classic
    Value Fund (see Note 13)................................   26,676      265,429           --          --
  Issued in exchange for Primary A Shares of Nations
    LargeCap Value Fund (see Note 13).......................    3,974       39,538           --          --
  Issued in exchange for net assets of Bank of America
    Equity Value Fund (see Note 13).........................       --           --          501       4,521
  Issued as reinvestment of dividends.......................      189        1,883          708       7,272
  Redeemed..................................................  (12,491)    (123,602)     (10,015)    (93,977)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................   33,492    $ 331,348       10,393    $ 95,135
                                                              =======    =========      =======    ========
INVESTOR A SHARES:
  Sold......................................................    2,753    $  27,412          790    $  7,750
  Issued in exchange for Investor A Shares of Nations
    Classic Value Fund (see Note 13)........................    1,872       18,605           --          --
  Issued in exchange for Investor A Shares of Nations
    LargeCap Value Fund (see Note 13).......................    6,832       67,909           --          --
  Shares issued upon conversion from Investor B shares......        7           72          909       8,034
  Shares issued upon conversion from Investor C Shares......       12          121           --          --
  Issued as reinvestment of dividends.......................       41          405          122       1,260
  Redeemed..................................................   (1,364)     (13,340)      (1,566)    (14,806)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................   10,153    $ 101,184          255    $  2,238
                                                              =======    =========      =======    ========
INVESTOR B SHARES:
  Sold......................................................      258    $   2,461          311    $  3,028
  Issued in exchange for Investor B Shares of Nations
    Classic Value Fund (see Note 13)........................    3,553       34,388           --          --
  Issued in exchange for Investor B Shares of Nations
    LargeCap Value Fund (see Note 13).......................      202        1,956           --          --
  Issued as reinvestment of dividends.......................        7           65          129       1,367
  Shares redeemed upon conversion to Investor A shares......       (7)         (72)        (932)     (8,034)
  Redeemed..................................................     (519)      (4,937)      (1,851)    (17,146)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    3,494    $  33,861       (2,343)   $(20,785)
                                                              =======    =========      =======    ========
INVESTOR C SHARES:
  Sold......................................................      229    $   2,181          127    $  1,205
  Issued in exchange for Investor C Shares of Nations
    Classic Value Fund (see Note 13)........................    5,093       49,253           --          --
  Issued in exchange for Investor C Shares of Nations
    LargeCap Value Fund (see Note 13).......................       17          167           --          --
  Issued as reinvestment of dividends.......................        1            8           12         131
  Shares redeemed upon conversion to Investor A shares......      (12)        (121)          --          --
  Redeemed..................................................   (1,454)     (14,285)        (213)     (2,061)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    3,874    $  37,203          (74)   $   (725)
                                                              =======    =========      =======    ========
  Total net increase/(decrease).............................   51,013    $ 503,596        8,231    $ 75,863
                                                              =======    =========      =======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

                                                                             MIDCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   7,018    $ 70,804      30,784    $294,623
  Issued as reinvestment of dividends.......................      20         212          26         240
  Redeemed..................................................  (3,562)    (36,573)     (5,829)    (54,609)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   3,476    $ 34,443      24,981    $240,254
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     203    $  2,087         471    $  4,507
  Shares issued upon conversion from Investor B shares......      --*         --*          1          11
  Issued as reinvestment of dividends.......................       1          17           2          17
  Redeemed..................................................     (84)       (875)       (149)     (1,387)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     120    $  1,229         325    $  3,148
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      57    $    576         228    $  2,254
  Issued as reinvestment of dividends.......................      --*          2           1           5
  Shares redeemed upon conversion to Investor A shares......      --*         --*         (1)        (11)
  Redeemed..................................................     (13)       (131)        (48)       (439)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      44    $    447         180    $  1,809
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       8    $     83          38    $    376
  Issued as reinvestment of dividends.......................      --*         --*         --*          1
  Redeemed..................................................      (3)        (27)         (5)        (45)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       5    $     56          33    $    332
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   3,645    $ 36,175      25,519    $245,543
                                                              ======    ========      ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            SMALLCAP VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          PERIOD ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................   3,496     $31,916       10,899    $ 94,051
  Issued as reinvestment of dividends.......................      --          --            4          39
  Redeemed..................................................    (878)     (8,175)      (1,824)    (14,973)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   2,618     $23,741        9,079    $ 79,117
                                                               =====     =======       ======    ========
INVESTOR A SHARES:+
  Sold......................................................      89     $   836          158    $  1,334
  Shares issued upon conversion from Investor B shares......      --          --            1           7
  Issued as reinvestment of dividends.......................      --          --           --*          2
  Redeemed..................................................     (11)       (106)         (13)       (110)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      78     $   730          146    $  1,233
                                                               =====     =======       ======    ========
INVESTOR B SHARES:+
  Sold......................................................      58     $   548           49    $    410
  Issued as reinvestment of dividends.......................      --          --           --          --
  Shares redeemed upon conversion to Investor A shares......      --          --           (1)         (7)
  Redeemed..................................................      (1)        (11)          (4)        (31)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      57     $   537           44    $    372
                                                               =====     =======       ======    ========
INVESTOR C SHARES:+
  Sold......................................................      15     $   141            7    $     60
  Issued as reinvestment of dividends.......................      --          --           --*         --*
  Redeemed..................................................      (3)        (30)          --*         (1)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      12     $   111            7    $     59
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   2,765     $25,119        9,276    $ 80,781
                                                               =====     =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

+ SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                                                                                GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   7,341    $ 99,067       6,469    $ 79,443
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................  (2,431)    (34,146)     (1,533)    (19,386)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   4,910    $ 64,921       4,936    $ 60,057
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................  10,253    $139,031      16,562    $213,974
  Shares issued upon conversion from Investor B shares......       3          42         167       2,166
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................  (3,640)    (49,106)     (7,941)    (99,836)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   6,616    $ 89,967       8,788    $116,304
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     952    $ 12,282       1,346    $ 16,576
  Issued as reinvestment of dividends.......................      --          --          --          --
  Shares redeemed upon conversion to Investor A shares......      (3)        (42)       (173)     (2,166)
  Redeemed..................................................    (856)    (11,058)     (3,809)    (47,127)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      93    $  1,182      (2,636)   $(32,717)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................   3,642    $ 47,310       3,301    $ 39,984
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................    (373)     (4,874)       (643)     (7,865)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   3,269    $ 42,436       2,658    $ 32,119
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  14,888    $198,506      13,746    $175,763
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             STRATEGIC GROWTH
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      ---------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,931    $ 176,707       36,386    $  479,952
  Issued in exchange for net assets of:
    Bank of America Equity Fund (see Note 13)...............       --           --       47,950       429,632
    Bank of America Charitable Equity Fund (see Note 13)....       --           --       17,441       156,270
  Issued in exchange for Primary A Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --        3,963        44,151
  Issued as reinvestment of dividends.......................       --           --           26           235
  Redeemed..................................................  (32,832)    (326,045)     (46,621)     (439,345)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................  (14,901)   $(149,338)      59,145    $  670,895
                                                              =======    =========      =======    ==========
INVESTOR A SHARES:
  Sold......................................................    3,555    $  35,265       13,780    $  182,558
  Issued in exchange for Investor A Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --       41,355       459,035
  Shares issued upon conversion from Investor B shares......       --           --           33           308
  Issued as reinvestment of dividends.......................       --           --          110         1,018
  Redeemed..................................................   (5,139)     (51,106)     (33,045)     (301,025)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................   (1,584)   $ (15,841)      22,233    $  341,894
                                                              =======    =========      =======    ==========
INVESTOR B SHARES:
  Sold......................................................       99    $     971          253    $   10,151
  Issued in exchange for Investor B Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --        5,502        59,864
  Issued as reinvestment of dividends.......................       --           --            2            17
  Shares redeemed upon conversion to Investor A shares......       --           --          (33)         (308)
  Redeemed..................................................     (331)      (3,197)      (1,850)      (17,093)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................     (232)   $  (2,226)       3,874    $   52,631
                                                              =======    =========      =======    ==========
INVESTOR C SHARES:
  Sold......................................................      217    $   2,087        1,493    $   18,072
  Issued in exchange for Investor C Shares of Nations Blue
    Chip Fund (see Note 13).................................       --           --          309         3,360
  Issued as reinvestment of dividends.......................       --           --           --            --
  Redeemed..................................................     (190)      (1,830)        (515)       (4,819)
                                                              -------    ---------      -------    ----------
  Net increase/(decrease)...................................       27    $     257        1,287    $   16,613
                                                              =======    =========      =======    ==========
  Total net increase/(decrease).............................  (16,690)   $(167,148)      86,539    $1,082,033
                                                              =======    =========      =======    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                             CAPITAL GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,176    $  7,347        5,436    $  32,609
  Issued in exchange for net assets of Bank of America
    Equity Growth Fund (see Note 13)........................      --          --        1,400        7,660
  Issued in exchange for Primary A Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --        1,184        8,150
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................  (9,607)    (61,532)     (18,640)    (109,864)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (8,431)   $(54,185)     (10,620)   $ (61,445)
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     837    $  5,201        1,900    $  11,614
  Issued in exchange for Investor A Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --        1,762       11,877
  Shares issued upon conversion from Investor B shares......       1           6          874        5,084
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................  (1,166)     (7,211)      (3,058)     (18,297)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (328)   $ (2,004)       1,478    $  10,278
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     109    $    604          272    $   1,584
  Issued in exchange for Investor B Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --        1,483        9,111
  Issued as reinvestment of dividends.......................      --          --           --           --
  Shares redeemed upon conversion to Investor A shares......      (1)         (6)        (960)      (5,084)
  Redeemed..................................................    (386)     (2,162)      (1,955)     (10,591)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................    (278)   $ (1,564)      (1,160)   $  (4,980)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      33    $    187          103    $     586
  Issued in exchange for Investor C Shares of Nations
    Aggressive Growth Fund (see Note 13)....................      --          --           64          396
  Issued as reinvestment of dividends.......................      --          --           --           --
  Redeemed..................................................    (117)       (676)        (251)      (1,350)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (84)   $   (489)         (84)   $    (368)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (9,121)   $(58,242)     (10,386)   $ (56,515)
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             FOCUSED EQUITIES
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   11,437    $ 169,103       15,666    $ 210,049
  Redeemed..................................................   (3,375)     (49,875)      (7,463)     (99,670)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    8,062    $ 119,228        8,203    $ 110,379
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................   19,462    $ 286,386       24,366    $ 334,389
  Shares issued upon conversion from Investor B shares......       40          610          285        3,978
  Shares issued upon conversion from Investor C shares......        4           57           --           --
  Redeemed..................................................  (12,267)    (180,106)     (14,475)    (196,344)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    7,239    $ 106,947       10,176    $ 142,023
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................    2,250    $  31,533        3,627    $  49,131
  Shares redeemed upon conversion to Investor A shares......      (40)        (610)        (294)      (3,978)
  Redeemed..................................................   (2,413)     (33,707)      (9,958)    (131,893)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (203)   $  (2,784)      (6,625)   $ (86,740)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................    4,393    $  62,291        5,064    $  67,084
  Shares redeemed upon conversion to Investor A shares......       (4)         (57)          --           --
  Redeemed..................................................   (1,023)     (14,498)      (3,103)     (41,526)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    3,366    $  47,736        1,961    $  25,558
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   18,464    $ 271,127       13,715    $ 191,220
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                             MIDCAP GROWTH
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,379    $ 43,676       19,336    $ 185,307
  Issued in exchange for net assets of Bank of America
    Equity Midcap Fund (see Note 13)........................      --          --       15,827      139,116
  Redeemed..................................................  (7,214)    (71,454)     (30,050)    (279,180)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (2,835)   $(27,778)       5,113    $  45,243
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     816    $  8,012        6,533    $  63,914
  Shares issued upon conversion from Investor B shares......       1           9          380        3,258
  Redeemed..................................................    (886)     (8,583)      (7,261)     (67,696)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (69)   $   (562)        (348)   $    (524)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     142    $  1,219          528    $   4,989
  Shares redeemed upon conversion to Investor A shares......      (1)         (9)        (422)      (3,258)
  Redeemed..................................................    (238)     (2,042)      (1,103)      (9,042)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (97)   $   (832)        (997)   $  (7,311)
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      18    $    155           96    $     866
  Redeemed..................................................     (58)       (501)        (130)      (1,044)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (40)   $   (346)         (34)   $    (178)
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (3,041)   $(29,518)       3,734    $  37,230
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             21ST CENTURY
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,151     $ 8,938          338    $  2,250
  Redeemed..................................................     (69)       (552)        (242)     (1,662)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,082     $ 8,386           96    $    588
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,649     $20,971          539    $  3,557
  Shares issued upon conversion from Investor B shares......      --          --           33         220
  Redeemed..................................................    (239)     (1,863)        (906)     (5,789)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   2,410     $19,108         (334)   $ (2,012)
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     414     $ 3,174          347    $  2,223
  Shares redeemed upon conversion to Investor A shares......      --          --          (34)       (220)
  Redeemed..................................................    (319)     (2,352)      (1,634)    (10,458)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      95     $   822       (1,321)   $ (8,455)
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     354     $ 2,758          120    $    763
  Redeemed..................................................     (39)       (286)        (208)     (1,368)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     315     $ 2,472          (88)   $   (605)
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   3,902     $30,788       (1,647)   $(10,484)
                                                               =====     =======       ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                              SMALL COMPANY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    8,980    $ 105,082       83,950    $ 977,579
  Issued in exchange for net assets of Bank of America
    SmallCap Equity Fund (see Note 13)......................       --           --        2,522       27,839
  Redeemed..................................................  (11,407)    (135,947)     (84,033)    (983,775)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (2,427)   $ (30,865)       2,439    $  21,643
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    3,107    $  37,416        8,542    $  94,375
  Shares issued upon conversion from Investor B shares......       --*           3           17          182
  Redeemed..................................................   (2,467)     (29,933)      (6,278)     (70,693)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      640    $   7,486        2,281    $  23,864
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      197    $   2,257          514    $   6,156
  Shares redeemed upon conversion to Investor A shares......       --*          (3)         (18)        (182)
  Redeemed..................................................     (106)      (1,222)        (399)      (4,248)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       91    $   1,032           97    $   1,726
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       73    $     862          191    $   2,254
  Redeemed..................................................      (52)        (592)         (81)        (893)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       21    $     270          110    $   1,361
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,675)   $ (22,077)       4,927    $  48,594
                                                              =======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $13.77         $0.25           $ 1.54           $ 1.79          $(0.23)
Year ended 3/31/2003#.....................    16.03          0.51            (2.27)           (1.76)          (0.50)
Year ended 3/31/2002#.....................    16.05          0.59               --             0.59           (0.56)
Year ended 3/31/2001......................    22.18          0.51            (2.00)           (1.49)          (0.60)
Period ended 3/31/2000**#.................    18.15          0.42             5.52             5.94           (0.50)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $13.77         $0.23           $ 1.56           $ 1.79          $(0.22)
Year ended 3/31/2003#.....................    16.02          0.47            (2.25)           (1.78)          (0.47)
Year ended 3/31/2002#.....................    16.04          0.59            (0.04)            0.55           (0.52)
Year ended 3/31/2001......................    22.17          0.51            (2.05)           (1.54)          (0.55)
Period ended 3/31/2000#...................    18.31          0.46             5.26             5.72           (0.45)
Period ended 5/14/1999....................    17.34          0.12             0.96             1.08           (0.11)
Year ended 2/28/1999......................    17.28          0.51             0.25             0.76           (0.52)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $13.64         $0.17           $ 1.53           $ 1.70          $(0.16)
Year ended 3/31/2003#.....................    15.88          0.36            (2.24)           (1.88)          (0.36)
Year ended 3/31/2002#.....................    15.92          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................    22.06          0.35            (2.00)           (1.65)          (0.45)
Period ended 3/31/2000#...................    18.27          0.44             5.12             5.56           (0.36)
Period ended 5/14/1999....................    17.30          0.09             0.96             1.05           (0.27)
Period ended 2/28/1999**..................    17.67          0.22            (0.17)            0.05           (0.24)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $13.77         $0.17           $ 1.56           $ 1.73          $(0.17)
Year ended 3/31/2003#.....................    16.04          0.36            (2.26)           (1.90)          (0.37)
Year ended 3/31/2002#.....................    16.08          0.45            (0.03)            0.42           (0.41)
Year ended 3/31/2001......................    22.23          0.35            (2.02)           (1.67)          (0.44)
Period ended 3/31/2000#...................    18.35          0.38             5.22             5.60           (0.31)
Period ended 5/14/1999....................    17.37          0.10             0.97             1.07           (0.09)
Year ended 2/28/1999......................    17.24          0.40             0.31             0.71           (0.40)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
CONVERTIBLE SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000**#.................      (1.41)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (0.18)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Period ended 2/28/1999**..................      (0.18)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.05)
Year ended 3/31/2001......................      (4.04)
Period ended 3/31/2000#...................      (1.41)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (0.18)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Capital Income Fund A, B and K Shares, which were reorganized into the Convertible Securities Investor A, Investor B and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 **Convertible Securities Primary A, and Investor B Shares commenced operations on May 21, 1999 and July 15, 1998, respectively.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%. Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.95% for Primary A Shares, 1.20% for Investor A Shares and 1.95% each for Investor B and C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                          RATIO OF           RATIO OF                    RATIO OF
    TOTAL       NET ASSET              NET ASSETS        OPERATING        NET INVESTMENT                 OPERATING
  DIVIDENDS       VALUE                  END OF         EXPENSES TO       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD         AVERAGE NET         TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)             ASSETS           NET ASSETS      RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.23)       $15.33       13.05%    $795,692         0.94%+(a)(b)(c)       3.32%+        46%           0.95%+(a)
    (0.50)        13.77      (11.01)     523,271            0.97(a)(b)         3.59          57            0.97(a)
    (0.61)        16.03        3.74      236,202            1.00(a)(b)         3.78          50            1.00(a)
    (4.64)        16.05       (7.59)      75,627            0.99(a)(b)         3.08          73            1.00(a)
    (1.91)        22.18       35.21       13,688            0.97+(b)           2.21+         65            0.98+

   $(0.22)       $15.34       12.99%    $356,003         1.19%+(a)(b)(c)       3.07%+        46%           1.20%+(a)
    (0.47)        13.77      (11.18)     292,622            1.22(a)(b)         3.34          57            1.22(a)
    (0.57)        16.02        3.48      321,858            1.25(a)(b)         3.53          50            1.25(a)
    (4.59)        16.04       (7.88)     315,857            1.24(a)(b)         2.86          73            1.25(a)
    (1.86)        22.17       33.68      369,488            1.22+(b)           1.96+         65            1.23+
    (0.11)        18.31        6.25      352,000            1.30+              3.07+         16            1.32+
    (0.70)        17.34        4.64      356,000            1.15(a)            2.97          66            1.16(a)

   $(0.16)       $15.18       12.49%    $138,345         1.94%+(a)(b)(c)       2.32%+        46%           1.95%+(a)
    (0.36)        13.64      (11.83)     111,468            1.97(a)(b)         2.59          57            1.97(a)
    (0.46)        15.88        2.68       90,408            2.00(a)(b)         2.78          50            2.00(a)
    (4.49)        15.92       (8.49)      49,763            1.99(a)(b)         2.08          73            2.00(a)
    (1.77)        22.06       32.76       11,175            1.97+(b)           1.21+         65            1.98+
    (0.08)        18.27        6.10        4,000            2.06+              2.34+         16            2.08+
    (0.42)        17.30        0.44        3,000            1.96+(a)           2.14+         66            1.97(a)+

   $(0.17)       $15.33       12.56%    $ 54,754         1.94%+(a)(b)(c)       2.32%+        46%           1.95%+(a)
    (0.37)        13.77      (11.89)      30,293            1.97(a)(b)         2.59          57            1.97(a)
    (0.46)        16.04        2.66       20,370            2.00(a)(b)         2.78          50            2.00(a)
    (4.48)        16.08       (8.50)       9,827            1.99(a)(b)         2.08          73            2.00(a)
    (1.72)        22.23       32.81        3,033            1.97+(b)           1.21+         65            1.98+
    (0.09)        18.35        6.17        4,000            1.80+              2.56+         16            2.07+
    (0.58)        17.37        4.29        4,000            1.65(a)            2.45          66            1.91(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $16.42         $0.14           $ 1.98           $ 2.12          $(0.14)
Year ended 3/31/2003#.....................    19.93          0.32            (3.49)           (3.17)          (0.34)
Year ended 3/31/2002#.....................    20.32          0.44            (0.39)            0.05           (0.41)
Year ended 3/31/2001#.....................    24.35          0.57            (2.84)           (2.27)          (0.55)
Period ended 3/31/2000***#................    23.06          0.49             1.93             2.42           (0.41)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $16.44         $0.12           $ 1.99           $ 2.11          $(0.12)
Year ended 3/31/2003#.....................    19.92          0.29            (3.48)           (3.19)          (0.29)
Year ended 3/31/2002#.....................    20.32          0.39            (0.40)           (0.01)          (0.36)
Year ended 3/31/2001#.....................    24.35          0.50            (2.82)           (2.32)          (0.50)
Period ended 3/31/2000#...................    23.40          0.43             1.59             2.02           (0.35)
Period ended 5/14/1999....................    22.50          0.10             0.91             1.01           (0.11)
Year ended 2/28/1999......................    21.41          0.55             2.48             3.03           (0.45)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $16.31         $0.05           $ 1.97           $ 2.02          $(0.05)
Year ended 3/31/2003#.....................    19.81          0.15            (3.47)           (3.32)          (0.18)
Year ended 3/31/2002#.....................    20.22          0.23            (0.39)           (0.16)          (0.22)
Year ended 3/31/2001#.....................    24.24          0.33            (2.81)           (2.48)          (0.33)
Period ended 3/31/2000#...................    23.32          0.47             1.39             1.86           (0.22)
Period ended 5/14/1999....................    22.45          0.06             0.89             0.95           (0.08)
Period ended 2/28/1999***.................    23.17          0.22             0.75             0.97           (0.20)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $16.31         $0.05           $ 1.98           $ 2.03          $(0.06)
Year ended 3/31/2003#.....................    19.84          0.15            (3.48)           (3.33)          (0.20)
Year ended 3/31/2002#.....................    20.22          0.24            (0.38)           (0.14)          (0.21)
Year ended 3/31/2001#.....................    24.27          0.33            (2.82)           (2.49)          (0.33)
Period ended 3/31/2000#...................    23.33          0.42             1.43             1.85           (0.19)
Period ended 5/14/1999....................    22.45          0.05             0.92             0.97           (0.09)
Year ended 2/28/1999......................    21.36          0.44             2.49             2.93           (0.35)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
ASSET ALLOCATION
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000***#................      (0.72)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (1.49)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Period ended 2/28/1999***.................      (1.49)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................      (0.03)
Year ended 3/31/2001#.....................      (1.21)
Period ended 3/31/2000#...................      (0.72)
Period ended 5/14/1999....................         --
Year ended 2/28/1999......................      (1.49)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Asset Allocation Fund A, B, and K Shares, which were reorganized into the Asset Allocation Investor A, Investor B, and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 ***Asset Allocation Primary A, Investor B, and Investor C Shares commenced operations on May 21, 1999, July 15, 1998, and November 11, 1996, respectively.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.14)       $18.40       12.94%    $ 39,755          1.08%+(a)           1.60%+         110%         1.08%+(a)
    (0.34)        16.42      (15.96)      35,514          1.04(a)(b)          1.85           315          1.04(a)
    (0.44)        19.93        0.26       40,287          1.03(a)             2.10           226          1.03(a)
    (1.76)        20.32       (9.83)      12,847          0.98(a)(b)          2.45            88          1.00(a)
    (1.13)        24.35       10.88       15,532          0.95+(a)(b)         1.85+           84          1.02+(a)

   $(0.12)       $18.43       12.85%    $ 94,109          1.33%+(a)           1.35%+         110%         1.33%+(a)
    (0.29)        16.44      (16.05)      88,011          1.29(a)(b)          1.60           315          1.29(a)
    (0.39)        19.92       (0.05)     223,579          1.28(a)             1.85           226          1.28(a)
    (1.71)        20.32      (10.05)     231,520          1.23(a)(b)          2.20            88          1.25(a)
    (1.07)        24.35        8.99       83,412          1.20+(a)(b)         1.60+           84          1.27+(a)
    (0.11)        23.40        4.50       72,000          1.18+               2.01+           20          1.20+
    (1.94)        22.50       14.72       72,000          0.94                2.64           114          0.94

   $(0.05)       $18.28       12.41%    $ 75,049          2.08%+(a)           0.60%+         110%         2.08%+(a)
    (0.18)        16.31      (16.80)      72,344          2.04(a)(b)          0.85           315          2.04(a)
    (0.25)        19.81       (0.77)     124,983          2.03(a)             1.10           226          2.03(a)
    (1.54)        20.22      (10.73)     104,745          1.98(a)(b)          1.45            88          2.00(a)
    (0.94)        24.24        8.31      121,644          1.95+(a)(b)         0.85+           84          2.02+(a)
    (0.08)        23.32        4.26       10,000          1.95+               1.26+           20          1.97+
    (1.69)        22.45        4.59        6,000          1.74+               1.92+          114          1.74

   $(0.06)       $18.28       12.42%    $  2,203          2.08%+(a)           0.60%+         110%         2.08%+(a)
    (0.20)        16.31      (16.80)       1,992          2.04(a)(b)          0.85           315          2.04(a)
    (0.24)        19.84       (0.78)       3,220          2.03(a)             1.10           226          2.03(a)
    (1.54)        20.24      (10.74)       2,532          1.98(a)(b)          1.45            88          2.00(a)
    (0.91)        24.27        8.24        2,305          1.95+(a)(b)         0.85+           84          2.02+(a)
    (0.09)        23.33        4.31        2,000          1.67+               1.52+           20          1.96+
    (1.84)        22.45       14.23        2,000          1.44                2.14           114          1.69

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.48        $ 0.07           $ 1.60           $ 1.67          $(0.07)
Year ended 3/31/2003#.....................    11.96          0.14            (3.31)           (3.17)          (0.13)
Year ended 3/31/2002#.....................    12.39          0.12             0.58             0.70           (0.10)
Year ended 3/31/2001......................    16.24          0.17            (0.42)           (0.25)          (0.18)
Year ended 3/31/2000#.....................    18.16          0.11            (0.06)            0.05           (0.11)
Year ended 3/31/1999#.....................    19.92          0.13             0.64             0.77           (0.14)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.46        $ 0.06           $ 1.60           $ 1.66          $(0.05)
Year ended 3/31/2003#.....................    11.94          0.11            (3.31)           (3.20)          (0.10)
Year ended 3/31/2002#.....................    12.38          0.09             0.58             0.67           (0.08)
Year ended 3/31/2001......................    16.24          0.14            (0.43)           (0.29)          (0.15)
Year ended 3/31/2000#.....................    18.16          0.07            (0.07)            0.00           (0.06)
Year ended 3/31/1999#.....................    19.92          0.09             0.63             0.72           (0.09)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.25        $ 0.02           $ 1.56           $ 1.58          $(0.02)
Year ended 3/31/2003#.....................    11.66          0.03            (3.22)           (3.19)          (0.04)
Year ended 3/31/2002#.....................    12.13          0.00##           0.59             0.59           (0.03)
Year ended 3/31/2001......................    16.00          0.04            (0.43)           (0.39)          (0.06)
Year ended 3/31/2000#.....................    18.00         (0.06)           (0.08)           (0.14)          (0.00)##
Year ended 3/31/1999#.....................    19.81         (0.05)            0.63             0.58              --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.24        $ 0.03           $ 1.54           $ 1.57          $(0.02)
Year ended 3/31/2003#.....................    11.65          0.04            (3.22)           (3.18)          (0.05)
Year ended 3/31/2002#.....................    12.13          0.00##           0.58             0.58           (0.03)
Year ended 3/31/2001......................    15.99          0.04            (0.42)           (0.38)          (0.06)
Year ended 3/31/2000#.....................    17.98         (0.06)           (0.07)           (0.13)          (0.00)##
Year ended 3/31/1999#.....................    19.75         (0.02)            0.65             0.63           (0.01)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
VALUE
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.18)
Year ended 3/31/2002#.....................      (1.03)
Year ended 3/31/2001......................      (3.42)
Year ended 3/31/2000#.....................      (1.86)
Year ended 3/31/1999#.....................      (2.39)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.07)       $10.08       19.66%   $  874,769      0.95%+(a)(b)(c)        1.43%+          60%         0.95%+(a)
    (0.31)         8.48      (26.95)      451,815         0.97(a)             1.43            75          0.97(a)
    (1.13)        11.96        5.64       513,206         0.95(a)(b)          1.02           135          0.95(a)
    (3.60)        12.39       (1.97)      844,432         0.94(a)(b)          1.28           181          0.94(a)
    (1.97)        16.24       (0.16)    1,290,572         0.93(a)(b)          0.65            95          0.93(a)
    (2.53)        18.16        4.15     1,939,704         0.94(a)(b)          0.76            38          0.94(a)

   $(0.05)       $10.07       19.68%   $  153,804      1.20%+(a)(b)(c)        1.18%+          60%         1.20%+(a)
    (0.28)         8.46      (27.17)       43,364         1.22(a)             1.18            75          1.22(a)
    (1.11)        11.94        5.33        58,144         1.20(a)(b)          0.77           135          1.20(a)
    (3.57)        12.38       (2.29)       65,975         1.19(a)(b)          1.03           181          1.19(a)
    (1.92)        16.24       (0.47)       94,256         1.18(a)(b)          0.40            95          1.18(a)
    (2.48)        18.16        3.96       136,691         1.19(a)(b)          0.51            38          1.19(a)

   $(0.02)       $ 9.81       19.11%   $   78,716      1.95%+(a)(b)(c)        0.43%+          60%         1.95%+(a)
    (0.22)         8.25      (27.72)       37,399         1.97(a)             0.43            75          1.97(a)
    (1.06)        11.66        4.66        80,162         1.95(a)(b)          0.02           135          1.95(a)
    (3.48)        12.13       (3.05)       93,064         1.94(a)(b)          0.28           181          1.94(a)
    (1.86)        16.00       (1.24)      124,000         1.93(a)(b)         (0.35)           95          1.93(a)
    (2.39)        18.00        3.11       154,025         1.94(a)(b)         (0.24)           38          1.94(a)

   $(0.02)       $ 9.79       19.01%   $   43,521      1.95%+(a)(b)(c)        0.43%+          60%         1.95%+(a)
    (0.23)         8.24      (27.72)        4,694         1.97(a)             0.43            75          1.97(a)
    (1.06)        11.65        4.58         7,496         1.95(a)(b)          0.02           135          1.95(a)
    (3.48)        12.13       (2.98)        8,479         1.94(a)(b)          0.28           181          1.94(a)
    (1.86)        15.99       (1.18)       10,042         1.93(a)(b)         (0.32)           95          1.93(a)
    (2.40)        17.98        3.39        12,106         1.70(a)(b)          0.00            38          1.94(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MIDCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.72        $ 0.06           $ 1.99           $ 2.05          $(0.05)
Year ended 3/31/2003#.....................    11.32          0.10            (2.61)           (2.51)          (0.07)
Period ended 3/31/2002#...................    10.00          0.06             1.30             1.36           (0.04)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.71        $ 0.04           $ 2.00           $ 2.04          $(0.04)
Year ended 3/31/2003#.....................    11.30          0.08            (2.60)           (2.52)          (0.05)
Period ended 3/31/2002#...................    10.00          0.04             1.30             1.34           (0.04)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.67        $ 0.01           $ 1.98           $ 1.99          $(0.01)
Year ended 3/31/2003#.....................    11.29          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002#...................    10.00         (0.04)            1.35             1.31           (0.02)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 8.69        $ 0.01           $ 1.98           $ 1.99          $(0.01)
Year ended 3/31/2003#.....................    11.31          0.01            (2.59)           (2.58)          (0.02)
Period ended 3/31/2002#...................    10.00         (0.05)            1.36             1.31           (0.00)##


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MIDCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.02)
Period ended 3/31/2002#...................         --

---------------

 * MidCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on November 20, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.05)       $10.72       23.57%    $398,706          1.07%+(a)           1.09%+         52%          1.07%+(a)
    (0.09)         8.72      (22.27)     294,087          1.16(a)             1.11           98           1.16(a)
    (0.04)        11.32       13.63       98,888          1.25+(a)            0.64+          19           2.03+(a)

   $(0.04)       $10.71       23.47%    $  5,308          1.32%+(a)           0.84%+         52%          1.32%+(a)
    (0.07)         8.71      (22.36)       3,270          1.41(a)             0.86           98           1.41(a)
    (0.04)        11.30       13.37          573          1.50+(a)            0.39+          19           2.28+(a)

   $(0.01)       $10.65       22.92%    $  2,879          2.07%+(a)           0.09%+         52%          2.07%+(a)
    (0.04)         8.67      (22.93)       1,961          2.16(a)             0.11           98           2.16(a)
    (0.02)        11.29       13.14          524          2.25+(a)           (0.36)+         19           3.03+(a)

   $(0.01)       $10.67       22.86%    $    501          2.07%+(a)           0.09%+         52%          2.07%+(a)
    (0.04)         8.69      (22.89)         362          2.16(a)             0.11           98           2.16(a)
    (0.00)##      11.31       13.10           93          2.25+(a)           (0.36)+         19           3.03+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SMALLCAP VALUE
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.73        $ 0.01           $ 2.21           $ 2.22          $   --
Period ended 3/31/2003#...................    10.00          0.03            (2.28)           (2.25)          (0.02)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.71        $(0.01)          $ 2.22           $ 2.21          $   --
Period ended 3/31/2003#...................    10.00          0.01            (2.28)           (2.27)          (0.02)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.68        $(0.04)          $ 2.20           $ 2.16          $   --
Period ended 3/31/2003#...................    10.00         (0.04)           (2.28)           (2.32)          (0.00)##
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 7.67        $(0.04)          $ 2.20           $ 2.16          $   --
Period ended 3/31/2003#...................    10.00         (0.04)           (2.29)           (2.33)          (0.00)##

---------------

 * SmallCap Value Primary A, Investor A, Investor B and Investor C Shares commenced operations on May 1, 2002.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                                                                  AND/OR EXPENSE
                                                                                  REIMBURSEMENTS
                                                                                  ---------------
                                       RATIO OF         RATIO OF                     RATIO OF
NET ASSET              NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  VALUE                  END OF      EXPENSES TO     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD      AVERAGE NET       TO AVERAGE     TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)          ASSETS         NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------

  $9.95       28.72%    $116,423         1.30%+(a)        0.13%+         63%          1.38%+(a)
   7.73      (22.50)      70,168         1.30+(a)         0.45+          89           1.57+(a)

  $9.92       28.66%    $  2,221         1.55%+(a)       (0.12)%+        63%          1.63%+(a)
   7.71      (22.75)       1,122         1.55+(a)         0.20+          89           1.82+(a)

  $9.84       28.12%    $    995         2.30%+(a)       (0.87)%+        63%          2.38%+(a)
   7.68      (23.20)         341         2.30+(a)        (0.55)+         89           2.57+(a)

  $9.83       28.16%    $    184         2.30%+(a)       (0.87)%+        63%          2.38%+(a)
   7.67      (23.29)          56         2.30+(a)        (0.55)+         89           2.57+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
GROWTH*
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.95        $(0.02)          $ 2.28           $ 2.26           $   --
Year ended 3/31/2003#.....................    14.79         (0.05)           (2.79)           (2.84)              --
Year ended 3/31/2002#.....................    14.91         (0.06)           (0.06)           (0.12)              --
Year ended 3/31/2001......................    21.61         (0.01)           (6.53)           (6.54)           (0.16)
Year ended 3/31/2000......................    14.91         (0.07)            6.81             6.74            (0.04)
Year ended 3/31/1999#.....................    12.03          0.00##           2.89             2.89            (0.01)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.86        $(0.04)          $ 2.27           $ 2.23           $   --
Year ended 3/31/2003#.....................    14.72         (0.08)           (2.78)           (2.86)              --
Year ended 3/31/2002#.....................    14.87         (0.09)           (0.06)           (0.15)              --
Year ended 3/31/2001......................    21.62         (0.05)           (6.54)           (6.59)           (0.16)
Year ended 3/31/2000......................    14.95         (0.11)            6.82             6.71            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.03)            2.97             2.94            (0.01)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $11.43        $(0.08)          $ 2.17           $ 2.09           $   --
Year ended 3/31/2003#.....................    14.29         (0.17)           (2.69)           (2.86)              --
Year ended 3/31/2002#.....................    14.55         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................    21.31         (0.18)           (6.42)           (6.60)           (0.16)
Year ended 3/31/2000......................    14.85         (0.24)            6.74             6.50            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.12)            2.96             2.84            (0.01)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $11.44        $(0.08)          $ 2.18           $ 2.10           $   --
Year ended 3/31/2003#.....................    14.31         (0.17)           (2.70)           (2.87)              --
Year ended 3/31/2002#.....................    14.57         (0.20)           (0.06)           (0.26)              --
Year ended 3/31/2001......................    21.34         (0.17)           (6.44)           (6.61)           (0.16)
Year ended 3/31/2000......................    14.86         (0.25)            6.77             6.52            (0.04)
Year ended 3/31/1999#.....................    12.02         (0.12)            2.97             2.85            (0.01)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Growth Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS FUNDS

                                                                                  WITHOUT WAIVERS
                                                                                  AND/OR EXPENSE
                                                                                  REIMBURSEMENTS
                                                                                  ---------------
                                       RATIO OF         RATIO OF                     RATIO OF
NET ASSET              NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  VALUE                  END OF      EXPENSES TO     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
 END OF      TOTAL       PERIOD      AVERAGE NET       TO AVERAGE     TURNOVER        AVERAGE
 PERIOD     RETURN++     (000)          ASSETS         NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------

 $14.21       18.91%    $196,321         1.12%+          (0.28)%+         --          1.12%+
  11.95      (19.20)     106,436         1.17            (0.37)           --          1.17
  14.79       (0.80)      58,752         1.14            (0.39)           --          1.14
  14.91      (30.42)      80,526         1.10            (0.03)           --          1.10
  21.61       45.33      113,028         1.23(a)         (0.37)           55%###      1.23(a)
  14.91       24.05       52,229         1.25(a)          0.05           150          1.25(a)

 $14.09       18.80%    $425,544         1.37%+          (0.53)%+         --          1.37%+
  11.86      (19.43)     279,840         1.42            (0.62)           --          1.42
  14.72       (1.01)     217,963         1.39            (0.64)           --          1.39
  14.87      (30.63)     164,031         1.35            (0.28)           --          1.35
  21.62       45.01      175,859         1.48(a)         (0.62)           55%###      1.48(a)
  14.95       24.38       43,392         1.50(a)         (0.20)          150          1.50(a)

 $13.52       18.29%    $163,861         2.12%+          (1.28)%+         --          2.12%+
  11.43      (20.01)     137,432         2.17            (1.37)           --          2.17
  14.29       (1.79)     209,503         2.14            (1.39)           --          2.14
  14.55      (31.13)     239,621         2.10            (1.03)           --          2.10
  21.31       43.90      305,607         2.23(a)         (1.37)           55%###      2.23(a)
  14.85       23.55       99,257         2.25(a)         (0.95)          150          2.25(a)

 $13.54       18.36%    $110,425         2.12%+          (1.28)%+         --          2.12%+
  11.44      (20.06)      55,913         2.17            (1.37)           --          2.17
  14.31       (1.78)      31,886         2.14            (1.39)           --          2.14
  14.57      (31.10)      32,365         2.10            (1.03)           --          2.10
  21.34       43.93       34,785         2.23(a)         (1.37)           55%###      2.23(a)
  14.86       23.63        3,233         2.25(a)         (0.95)          150          2.25(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
STRATEGIC GROWTH***
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.78        $ 0.02           $ 1.50           $ 1.52          $   --
Year ended 3/31/2003#.....................    12.35          0.07            (3.59)           (3.52)          (0.05)
Year ended 3/31/2002#.....................    12.47          0.02            (0.12)           (0.10)          (0.02)
Year ended 3/31/2001......................    17.03         (0.01)           (4.51)           (4.52)          (0.01)
Year ended 3/31/2000#.....................    13.86         (0.02)            3.39             3.37              --
Period ended 3/31/1999*#..................    10.00          0.00##           3.87             3.87              --
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.76        $ 0.01           $ 1.49           $ 1.50          $   --
Year ended 3/31/2003#.....................    12.31          0.04            (3.56)           (3.52)          (0.03)
Year ended 3/31/2002#.....................    12.44         (0.01)           (0.11)           (0.12)          (0.01)
Year ended 3/31/2001......................    16.98         (0.04)           (4.47)           (4.51)             --
Period ended 3/31/2000**#.................    13.88         (0.03)            3.19             3.16              --
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.54        $(0.02)          $ 1.45           $ 1.43          $   --
Year ended 3/31/2003#.....................    12.07         (0.03)           (3.50)           (3.53)          (0.00)##
Year ended 3/31/2002#.....................    12.29         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................    16.90         (0.14)           (4.44)           (4.58)             --
Period ended 3/31/2000**#.................    13.88         (0.10)            3.18             3.08              --
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.54        $(0.02)          $ 1.45           $ 1.43          $   --
Year ended 3/31/2003#.....................    12.08         (0.03)           (3.51)           (3.54)             --
Year ended 3/31/2002#.....................    12.30         (0.10)           (0.12)           (0.22)          (0.00)##
Year ended 3/31/2001......................    16.92         (0.14)           (4.45)           (4.59)             --
Period ended 3/31/2000**#.................    13.88         (0.10)            3.20             3.10              --


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
STRATEGIC GROWTH***
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Year ended 3/31/2000#.....................      (0.20)
Period ended 3/31/1999*#..................      (0.01)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................         --
Year ended 3/31/2002#.....................         --
Year ended 3/31/2001......................      (0.03)
Period ended 3/31/2000**#.................      (0.06)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  * Strategic Growth Primary A Shares commenced operations on October 2, 1998.

 ** Strategic Growth Investor A, Investor B and Investor C Shares commenced operations on August 2, 1999.

 ***The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Strategic Growth Master Portfolio.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                         RATIO OF           RATIO OF                     RATIO OF
    TOTAL       NET ASSET              NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       VALUE                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        AVERAGE NET         TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)            ASSETS           NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $   --        $10.30       17.31%   $1,481,735         0.94%+(c)           0.48%+          --          0.94%+
    (0.05)         8.78      (28.55)    1,393,260         0.94                0.69            15%###      0.94
    (0.02)        12.35       (0.83)    1,230,030         0.94(a)             0.20            71          0.94(a)
    (0.04)        12.47      (26.62)    1,182,028         0.94(a)(b)         (0.09)           56          0.94(a)
    (0.20)        17.03       24.63       860,124         0.97               (0.10)           23          0.97
    (0.01)        13.86       38.65       266,823         1.07+(a)           (0.03)+          34          1.07+(a)

   $   --        $10.26       17.12%   $  234,233         1.19%+(c)           0.23%+          --          1.19%+
    (0.03)         8.76      (28.61)      213,691         1.19                0.44            15%###      1.19
    (0.01)        12.31       (0.97)       26,742         1.19(a)            (0.05)           71          1.19(a)
    (0.03)        12.44      (26.62)       11,895         1.19(a)(b)         (0.34)           56          1.19(a)
    (0.06)        16.98       22.86         5,503         1.22+              (0.35)+          23          1.22+

   $   --        $ 9.97       16.74%   $   43,206         1.94%+(c)          (0.52)%+         --          1.94%+
    (0.00)##       8.54      (29.23)       38,972         1.94               (0.31)           15%###      1.94
    (0.00)##      12.07       (1.78)        8,358         1.94(a)            (0.80)           71          1.94(a)
    (0.03)        12.29      (27.16)        6,758         1.94(a)(b)         (1.09)           56          1.94(a)
    (0.06)        16.90       22.29         4,934         1.97+              (1.10)+          23          1.97+

   $   --        $ 9.97       16.74%   $   15,282         1.94%+(c)          (0.52)%+         --          1.94%+
       --          8.54      (29.30)       12,857         1.94               (0.31)           15%###      1.94
    (0.00)##      12.08       (1.78)        2,645         1.94(a)            (0.80)           71          1.94(a)
    (0.03)        12.30      (27.14)        2,137         1.94(a)(b)         (1.09)           56          1.94(a)
    (0.06)        16.92       22.36         1,706         1.97+              (1.10)+          23          1.97+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
CAPITAL GROWTH
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 5.61        $(0.01)          $ 0.91           $ 0.90           $   --
Year ended 3/31/2003#.....................     7.81          0.01            (2.21)           (2.20)              --
Year ended 3/31/2002#.....................     8.30         (0.01)           (0.22)           (0.23)           (0.26)
Year ended 3/31/2001......................    14.59         (0.03)           (3.90)           (3.93)           (2.36)
Year ended 3/31/2000......................    12.05         (0.05)            3.47             3.42            (0.88)
Year ended 3/31/1999#.....................    13.30          0.00##           1.59             1.59            (2.84)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 5.49        $(0.01)          $ 0.88           $ 0.87           $   --
Year ended 3/31/2003#.....................     7.65         (0.01)           (2.15)           (2.16)              --
Year ended 3/31/2002#.....................     8.16         (0.03)           (0.22)           (0.25)           (0.26)
Year ended 3/31/2001......................    14.43         (0.07)           (3.84)           (3.91)           (2.36)
Year ended 3/31/2000......................    11.97         (0.08)            3.42             3.34            (0.88)
Year ended 3/31/1999#.....................    13.26         (0.03)            1.58             1.55            (2.84)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 4.96        $(0.03)          $ 0.80           $ 0.77           $   --
Year ended 3/31/2003#.....................     6.97         (0.05)           (1.96)           (2.01)              --
Year ended 3/31/2002#.....................     7.51         (0.08)           (0.20)           (0.28)           (0.26)
Year ended 3/31/2001......................    13.58         (0.14)           (3.57)           (3.71)           (2.36)
Year ended 3/31/2000......................    11.39         (0.17)            3.24             3.07            (0.88)
Year ended 3/31/1999#.....................    12.83         (0.11)            1.51             1.40            (2.84)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 5.02        $(0.03)          $ 0.81           $ 0.78           $   --
Year ended 3/31/2003#.....................     7.05         (0.05)           (1.98)           (2.03)              --
Year ended 3/31/2002#.....................     7.59         (0.08)           (0.20)           (0.28)           (0.26)
Year ended 3/31/2001......................    13.70         (0.13)           (3.62)           (3.75)           (2.36)
Year ended 3/31/2000......................    11.48         (0.16)            3.26             3.10            (0.88)
Year ended 3/31/1999#.....................    12.92         (0.11)            1.51             1.40            (2.84)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS FUNDS

                                                                                           WITHOUT WAIVERS
                                                                                           AND/OR EXPENSE
                                                                                           REIMBURSEMENTS
                                                                                           ---------------
                                             RATIO OF           RATIO OF                      RATIO OF
                           NET ASSETS       OPERATING        NET INVESTMENT                   OPERATING
  NET ASSET                  END OF        EXPENSES TO      INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE NET        AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)            ASSETS             ASSETS          RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------

   $ 6.51         16.04%    $128,515          1.04%+(a)(b)       (0.19)%+          65%          1.04%+(a)
     5.61        (28.17)     158,017           1.01(a)(b)         0.13            178           1.01(a)
     7.81         (3.31)     302,843           0.97(a)(b)        (0.12)            65           0.97(a)
     8.30        (30.69)     531,657           0.95(a)(b)        (0.28)            96           0.95(a)
    14.59         29.90      816,371           0.96(a)(b)        (0.38)            39           0.96(a)
    12.05         14.99      737,620           0.96(a)           (0.04)            39           0.96(a)

   $ 6.36         15.85%    $ 31,400          1.29%+(a)(b)       (0.44)%+          65%          1.29%+(a)
     5.49        (28.24)      28,896           1.26(a)(b)        (0.12)           178           1.26(a)
     7.65         (3.62)      28,994           1.22(a)(b)        (0.37)            65           1.22(a)
     8.16        (30.91)      32,519           1.20(a)(b)        (0.53)            96           1.20(a)
    14.43         29.41       61,756           1.21(a)(b)        (0.63)            39           1.21(a)
    11.97         14.70       52,987           1.21(a)           (0.29)            39           1.21(a)

   $ 5.73         15.52%    $ 22,797          2.04%+(a)(b)       (1.19)%+          65%          2.04%+(a)
     4.96        (28.84)      21,125           2.01(a)(b)        (0.87)           178           2.01(a)
     6.97         (4.35)      37,767           1.97(a)(b)        (1.12)            65           1.97(a)
     7.51        (31.37)      45,832           1.95(a)(b)        (1.28)            96           1.95(a)
    13.58         28.42       75,844           1.96(a)(b)        (1.38)            39           1.96(a)
    11.39         13.86       66,338           1.96(a)           (1.04)            39           1.96(a)

   $ 5.80         15.54%    $  2,755          2.04%+(a)(b)       (1.19)%+          65%          2.04%+(a)
     5.02        (28.79)       2,807           2.01(a)(b)        (0.87)           178           2.01(a)
     7.05         (4.31)       4,538           1.97(a)(b)        (1.12)            65           1.97(a)
     7.59        (31.38)       3,338           1.95(a)(b)        (1.28)            96           1.95(a)
    13.70         28.46        4,883           1.96(a)(b)        (1.38)            39           1.96(a)
    11.48         13.76        3,862           1.96(a)           (1.04)            39           1.96(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
FOCUSED EQUITIES*
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $12.81        $(0.02)          $ 2.51           $ 2.49           $   --
Year ended 3/31/2003#.....................    15.87         (0.05)           (3.01)           (3.06)              --
Year ended 3/31/2002#.....................    15.37         (0.05)            0.55             0.50               --
Year ended 3/31/2001......................    22.59         (0.01)           (7.13)           (7.14)           (0.08)
Year ended 3/31/2000#.....................    16.69         (0.01)            6.14             6.13            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.01)            4.58             4.57            (0.01)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $12.70        $(0.04)          $ 2.49           $ 2.45           $   --
Year ended 3/31/2003#.....................    15.77         (0.08)           (2.99)           (3.07)              --
Year ended 3/31/2002#.....................    15.31         (0.09)            0.55             0.46               --
Year ended 3/31/2001......................    22.56         (0.06)           (7.11)           (7.17)           (0.08)
Year ended 3/31/2000#.....................    16.73         (0.03)            6.09             6.06            (0.23)
Year ended 3/31/1999#.....................    12.14         (0.04)            4.64             4.60            (0.01)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $12.25        $(0.09)          $ 2.40           $ 2.31           $   --
Year ended 3/31/2003#.....................    15.33         (0.18)           (2.90)           (3.08)              --
Year ended 3/31/2002#.....................    15.00         (0.20)            0.53             0.33               --
Year ended 3/31/2001......................    22.26         (0.20)           (6.98)           (7.18)           (0.08)
Year ended 3/31/2000#.....................    16.62         (0.09)            5.96             5.87            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.12)            4.62             4.50            (0.01)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $12.29        $(0.09)          $ 2.40           $ 2.31           $   --
Year ended 3/31/2003#.....................    15.38         (0.18)           (2.91)           (3.09)              --
Year ended 3/31/2002#.....................    15.05         (0.20)            0.53             0.33               --
Year ended 3/31/2001......................    22.33         (0.20)           (7.00)           (7.20)           (0.08)
Year ended 3/31/2000#.....................    16.67         (0.08)            5.97             5.89            (0.23)
Year ended 3/31/1999#.....................    12.13         (0.14)            4.69             4.55            (0.01)

---------------

  * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Focused Equities Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                           RATIO OF         RATIO OF                      RATIO OF
                           NET ASSETS     OPERATING      NET INVESTMENT                   OPERATING
  NET ASSET                  END OF      EXPENSES TO    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)          ASSETS           ASSETS          RATE        NET ASSETS
------------------------------------------------------------------------------------------------------

   $15.30         19.44%   $  582,833        1.10%+          (0.27)%+          --           1.10%+
    12.81        (19.28)      384,706        1.12            (0.35)            --           1.12
    15.87          3.25       346,435        1.11            (0.33)            --           1.11
    15.37        (31.67)      354,798        1.09            (0.05)            --           1.09
    22.59         37.13       326,745        1.16(a)         (0.35)            53%###       1.16(a)
    16.69         37.73       105,458        1.06(a)          0.05            177           1.06(a)

   $15.15         19.29%   $  751,391        1.35%+          (0.52)%+          --           1.35%+
    12.70        (19.47)      537,958        1.37            (0.60)            --           1.37
    15.77          3.00       507,590        1.36            (0.58)            --           1.36
    15.31        (31.80)      491,437        1.34            (0.30)            --           1.34
    22.56         36.62       690,166        1.41(a)         (0.60)            53%###       1.41(a)
    16.73         37.94       238,137        1.31(a)         (0.20)           177           1.31(a)

   $14.56         18.86%   $  546,224        2.10%+          (1.27)%+          --           2.10%+
    12.25        (20.09)      462,082        2.12            (1.35)            --           2.12
    15.33          2.20       679,688        2.11            (1.33)            --           2.11
    15.00        (32.32)      741,285        2.09            (1.05)            --           2.09
    22.26         35.71     1,003,840        2.16(a)         (1.35)            53%###       2.16(a)
    16.62         37.15       306,365        2.06(a)         (0.95)           177           2.06(a)

   $14.60         18.80%   $  257,182        2.10%+          (1.27)%+          --           2.10%+
    12.29        (20.09)      175,032        2.12            (1.35)            --           2.12
    15.38          2.19       188,842        2.11            (1.33)            --           2.11
    15.05        (32.31)      203,642        2.09            (1.05)            --           2.09
    22.33         35.72       247,509        2.16(a)         (1.35)            53%###       2.16(a)
    16.67         37.56        13,682        2.06(a)         (0.95)           177           2.06(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
MIDCAP GROWTH
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.66        $(0.02)          $ 1.84           $ 1.82           $   --
Year ended 3/31/2003#.....................    13.21         (0.04)           (4.51)           (4.55)              --
Year ended 3/31/2002#.....................    14.63         (0.05)           (1.37)           (1.42)              --
Year ended 3/31/2001......................    22.41         (0.03)           (4.02)           (4.05)           (3.73)
Year ended 3/31/2000#.....................    13.31         (0.07)            9.81             9.74            (0.64)
Year ended 3/31/1999#.....................    16.56         (0.04)           (0.94)           (0.98)           (2.27)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.33        $(0.03)          $ 1.77           $ 1.74           $   --
Year ended 3/31/2003#.....................    12.73         (0.07)           (4.33)           (4.40)              --
Year ended 3/31/2002#.....................    14.14         (0.09)           (1.32)           (1.41)              --
Year ended 3/31/2001......................    21.87         (0.09)           (3.91)           (4.00)           (3.73)
Year ended 3/31/2000#.....................    13.04         (0.12)            9.59             9.47            (0.64)
Year ended 3/31/1999#.....................    16.30         (0.07)           (0.92)           (0.99)           (2.27)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 7.46        $(0.06)          $ 1.59           $ 1.53           $   --
Year ended 3/31/2003#.....................    11.51         (0.12)           (3.93)           (4.05)              --
Year ended 3/31/2002#.....................    12.87         (0.17)           (1.19)           (1.36)              --
Year ended 3/31/2001......................    20.38         (0.19)           (3.59)           (3.78)           (3.73)
Year ended 3/31/2000#.....................    12.28         (0.22)            8.96             8.74            (0.64)
Year ended 3/31/1999#.....................    15.58         (0.15)           (0.88)           (1.03)           (2.27)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 7.51        $(0.06)          $ 1.59           $ 1.53           $   --
Year ended 3/31/2003#.....................    11.57         (0.12)           (3.94)           (4.06)              --
Year ended 3/31/2002#.....................    12.95         (0.17)           (1.21)           (1.38)              --
Year ended 3/31/2001......................    20.47         (0.17)           (3.62)           (3.79)           (3.73)
Year ended 3/31/2000#.....................    12.33         (0.22)            9.00             8.78            (0.64)
Year ended 3/31/1999#.....................    15.63         (0.15)           (0.88)           (1.03)           (2.27)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS FUNDS

                                                                                           WITHOUT WAIVERS
                                                                                           AND/OR EXPENSE
                                                                                           REIMBURSEMENTS
                                                                                           ---------------
                                             RATIO OF           RATIO OF                      RATIO OF
                           NET ASSETS       OPERATING        NET INVESTMENT                   OPERATING
  NET ASSET                  END OF        EXPENSES TO      INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE NET        AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)            ASSETS             ASSETS          RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------

   $10.48         21.02%    $458,150          0.97%+(a)(b)       (0.44)%+         38%           0.97%+(a)
     8.66        (34.44)     402,987           0.97(a)(b)        (0.45)           58            0.97(a)
    13.21         (9.71)     547,514           0.97(a)(b)        (0.39)           39            0.97(a)
    14.63        (20.67)     388,152           0.98(a)           (0.27)           39            0.98(a)
    22.41         75.34      281,951           1.00(a)(b)        (0.45)           46            1.00(a)
    13.31         (7.21)     177,861           0.98(a)(b)        (0.29)           43            0.98(a)

   $10.07         20.89%    $ 21,215          1.22%+(a)(b)       (0.69)%+         38%           1.22%+(a)
     8.33        (34.56)      18,120           1.22(a)(b)        (0.70)           58            1.22(a)
    12.73         (9.97)      32,138           1.22(a)(b)        (0.64)           39            1.22(a)
    14.14        (20.98)      16,536           1.23(a)           (0.52)           39            1.23(a)
    21.87         74.82       22,741           1.25(a)(b)        (0.70)           46            1.25(a)
    13.04         (7.41)      18,042           1.23(a)(b)        (0.54)           43            1.23(a)

   $ 8.99         20.51%    $ 25,614          1.97%+(a)(b)       (1.44)%+         38%           1.97%+(a)
     7.46        (35.19)      21,990           1.97(a)(b)        (1.45)           58            1.97(a)
    11.51        (10.57)      45,368           1.97(a)(b)        (1.39)           39            1.97(a)
    12.87        (21.51)      44,261           1.98(a)           (1.27)           39            1.98(a)
    20.38         73.47       49,606           2.00(a)(b)        (1.45)           46            2.00(a)
    12.28         (8.10)      33,245           1.98(a)(b)        (1.29)           43            1.98(a)

   $ 9.04         20.37%    $  1,698          1.97%+(a)(b)       (1.44)%+         38%           1.97%+(a)
     7.51        (35.09)       1,709           1.97(a)(b)        (1.45)           58            1.97(a)
    11.57        (10.66)       3,024           1.97(a)(b)        (1.39)           39            1.97(a)
    12.95        (21.46)       3,248           1.98(a)           (1.27)           39            1.98(a)
    20.47         73.50        2,628           2.00(a)(b)        (1.45)           46            2.00(a)
    12.33         (8.08)       1,383           1.98(a)(b)        (1.29)           43            1.98(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      NET ASSET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE       VALUE
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS   END OF PERIOD
                                            ----------------------------------------------------------------------------
21ST CENTURY
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.24        $(0.03)          $ 2.13           $ 2.10           $ 8.34
Year ended 3/31/2003#.....................     7.10         (0.05)           (0.81)           (0.86)            6.24
Year ended 3/31/2002#.....................     6.99         (0.05)            0.16             0.11             7.10
Period ended 3/31/2001*...................    10.00         (0.03)           (2.98)           (3.01)            6.99
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.19        $(0.04)          $ 2.11           $ 2.07           $ 8.26
Year ended 3/31/2003#.....................     7.06         (0.07)           (0.80)           (0.87)            6.19
Year ended 3/31/2002#.....................     6.97         (0.07)            0.16             0.09             7.06
Period ended 3/31/2001*...................    10.00         (0.06)           (2.97)           (3.03)            6.97
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.05        $(0.07)          $ 2.07           $ 2.00           $ 8.05
Year ended 3/31/2003#.....................     6.96         (0.12)           (0.79)           (0.91)            6.05
Year ended 3/31/2002#.....................     6.92         (0.12)            0.16             0.04             6.96
Period ended 3/31/2001*...................    10.00         (0.11)           (2.97)           (3.08)            6.92
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.05        $(0.07)          $ 2.07           $ 2.00           $ 8.05
Year ended 3/31/2003#.....................     6.96         (0.12)           (0.79)           (0.91)            6.05
Year ended 3/31/2002#.....................     6.92         (0.12)            0.16             0.04             6.96
Period ended 3/31/2001*...................    10.00         (0.11)           (2.97)           (3.08)            6.92

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * 21st Century Primary A, Investor A, Investor B and Investor C Shares commenced operations on April 10, 2000.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                           RATIO OF         RATIO OF                      RATIO OF
           NET ASSETS     OPERATING      NET INVESTMENT                   OPERATING
             END OF      EXPENSES TO    INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD      AVERAGE NET      AVERAGE NET      TURNOVER        AVERAGE
RETURN++     (000)          ASSETS           ASSETS          RATE        NET ASSETS
--------------------------------------------------------------------------------------

  33.65%    $13,757          1.30%+(a)       (0.75)%+          83%          1.30%+(a)
 (12.11)      3,543         1.45(a)(b)       (0.81)           308           1.46(a)
   1.57       3,356          1.37(a)         (0.72)           419           1.37(a)
 (30.10)      5,686          1.35+           (0.41)+          426           1.35+

  33.44%    $34,393          1.55%+(a)       (1.00)%+          83%          1.55%+(a)
 (12.32)     10,853         1.70(a)(b)       (1.06)           308           1.71(a)
   1.29      14,741          1.62(a)         (0.97)           419           1.62(a)
 (30.30)     19,644          1.60+           (0.66)+          426           1.60+

  33.06%    $40,069          2.30%+(a)       (1.75)%+          83%          2.30%+(a)
 (13.07)     29,562         2.45(a)(b)       (1.81)           308           2.46(a)
   0.58      43,187          2.37(a)         (1.72)           419           2.37(a)
 (30.80)     50,404          2.35+           (1.41)+          426           2.35+

  33.06%    $ 7,216          2.30%+(a)       (1.75)%+          83%          2.30%+(a)
 (13.07)      3,517         2.45(a)(b)       (1.81)           308           2.46(a)
   0.58       4,660          2.37(a)         (1.72)           419           2.37(a)
 (30.80)      6,557          2.35+           (1.41)+          426           2.35+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DISTRIBUTIONS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN      FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     REALIZED
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS       GAINS
                                            ----------------------------------------------------------------------------
SMALL COMPANY
PRIMARY A SHARES*
Six months ended 9/30/2003# (unaudited)...   $10.14        $(0.04)          $ 3.05           $ 3.01           $   --
Year ended 3/31/2003#.....................    15.07         (0.07)           (4.86)           (4.93)              --
Year ended 3/31/2002#.....................    13.69         (0.07)            1.45             1.38               --
Year ended 3/31/2001......................    22.66         (0.10)           (6.67)           (6.77)           (2.20)
Year ended 3/31/2000#.....................    11.50         (0.10)           11.29            11.19            (0.03)
Year ended 3/31/1999#.....................    15.79         (0.05)           (3.11)           (3.16)           (1.13)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 9.96        $(0.05)          $ 2.99           $ 2.94           $   --
Year ended 3/31/2003#.....................    14.84         (0.10)           (4.78)           (4.88)              --
Year ended 3/31/2002#.....................    13.52         (0.10)            1.42             1.32               --
Year ended 3/31/2001......................    22.44         (0.14)           (6.58)           (6.72)           (2.20)
Year ended 3/31/2000#.....................    11.43         (0.15)           11.19            11.04            (0.03)
Year ended 3/31/1999#.....................    15.74         (0.07)           (3.11)           (3.18)           (1.13)
INVESTOR B SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 9.49        $(0.09)          $ 2.84           $ 2.75           $   --
Year ended 3/31/2003#.....................    14.25         (0.18)           (4.58)           (4.76)              --
Year ended 3/31/2002#.....................    13.08         (0.20)            1.37             1.17               --
Year ended 3/31/2001......................    21.94         (0.23)           (6.43)           (6.66)           (2.20)
Year ended 3/31/2000#.....................    11.23         (0.25)           10.99            10.74            (0.03)
Year ended 3/31/1999#.....................    15.59         (0.11)           (3.12)           (3.23)           (1.13)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 9.62        $(0.10)          $ 2.89           $ 2.79           $   --
Year ended 3/31/2003#.....................    14.45         (0.18)           (4.65)           (4.83)              --
Year ended 3/31/2002#.....................    13.26         (0.20)            1.39             1.19               --
Year ended 3/31/2001......................    22.21         (0.25)           (6.50)           (6.75)           (2.20)
Year ended 3/31/2000#.....................    11.38         (0.23)           11.09            10.86            (0.03)
Year ended 3/31/1999#.....................    15.74         (0.12)           (3.11)           (3.23)           (1.13)

---------------

 * The financial information for the fiscal periods prior to May 23, 1997 reflects the financial information for the Pilot Small Capitalization Equity Fund Pilot, Class A and B Shares, which were reorganized into the Small Company Primary A, Investor A and Investor B Shares, respectively, as of the close of business on May 23, 1997. Prior to May 23, 1997, the investment manager to Small Company was Boatmen's Trust Company. Effective May 23, 1997, the investment manager to Small Company became Banc of America Capital Management, LLC.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 15) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was 0.02%. Absent this reimbursement, the ratios of operating expenses to average net assets would have been 1.15% for Primary A Shares, 1.40% for Investor A Shares and 2.15% each for Investor B and C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS FUNDS

                                                                                              WITHOUT WAIVERS
                                                                                              AND/OR EXPENSE
                                                                                              REIMBURSEMENTS
                                                                                              ---------------
                                              RATIO OF             RATIO OF                      RATIO OF
                           NET ASSETS         OPERATING         NET INVESTMENT                   OPERATING
  NET ASSET                  END OF          EXPENSES TO       INCOME/(LOSS) TO   PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD          AVERAGE NET         AVERAGE NET      TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)             ASSETS               ASSETS          RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------

   $13.15         29.68%    $499,818          1.13%+(a)(b)(c)       (0.66)%+          32%          1.22%+(a)
    10.14        (32.71)     410,198           1.15(a)(b)           (0.61)            44           1.23(a)
    15.07         10.08      572,820           1.15(a)(b)           (0.48)            35           1.21(a)
    13.69        (31.86)     477,246           1.15(a)(b)           (0.52)            48           1.20(a)
    22.66         97.46      647,825           1.13(a)(b)           (0.65)            63           1.22(a)
    11.50        (21.05)     327,981           0.95(a)              (0.42)            87           1.22(a)

   $12.90         29.52%    $174,769          1.38%+(a)(b)(c)       (0.91)%+          32%          1.47%+(a)
     9.96        (32.88)     128,620           1.40(a)(b)           (0.86)            44           1.48(a)
    14.84          9.76      157,759           1.40(a)(b)           (0.73)            35           1.46(a)
    13.52        (31.96)     146,457           1.40(a)(b)           (0.77)            48           1.45(a)
    22.44         96.91      245,425           1.38(a)(b)           (0.90)            63           1.47(a)
    11.43        (21.32)      16,143           1.20(a)              (0.67)            87           1.47(a)

   $12.24         28.98%    $ 17,322          2.13%+(a)(b)(c)       (1.66)%+          32%          2.22%+(a)
     9.49        (33.40)      12,567           2.15(a)(b)           (1.61)            44           2.23(a)
    14.25          8.94       17,484           2.15(a)(b)           (1.48)            35           2.21(a)
    13.08        (32.45)      11,744           2.15(a)(b)           (1.52)            48           2.20(a)
    21.94         95.79       13,839           2.13(a)(b)           (1.65)            63           2.22(a)
    11.23        (21.86)       5,127           1.95(a)              (1.42)            87           2.22(a)

   $12.41         29.00%    $  4,965          2.13%+(a)(b)(c)       (1.66)%+          32%          2.22%+(a)
     9.62        (33.43)       3,644           2.15(a)(b)           (1.61)            44           2.23(a)
    14.45          8.97        3,871           2.15(a)(b)           (1.48)            35           2.21(a)
    13.26        (32.46)       2,813           2.15(a)(b)           (1.52)            48           2.20(a)
    22.21         95.76        3,588           2.13(a)(b)           (1.65)            63           2.22(a)
    11.38        (21.66)       1,951           1.70(a)              (1.17)            87           2.22(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to certain domestic stock portfolios of Funds
Trust: Convertible Securities Fund, Asset Allocation Fund, Value Fund, MidCap Value Fund, SmallCap Value Fund, Growth Fund, Strategic Growth Fund, Capital Growth Fund, Focused Equities Fund, MidCap Growth Fund, 21st Century Fund and Small Company Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Growth Fund, Strategic Growth Fund and Focused Equities Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Growth Master Portfolio, Strategic Growth Master Portfolio and Focused Equities Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (95.2% for Growth Master Portfolio, 98.6% for Strategic Growth Master Portfolio and 98.3% for Focused Equities Master Portfolio at September 30, 2003). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

SmallCap Value Fund, 21st Century Fund and Small Company Fund operate in a master-feeder structure. The Funds seek to achieve their investment objectives by investing substantially all of their assets in SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio of the Master Trust, which has the same investment objective as their corresponding Feeder Fund. Because the value of each Funds' investment in the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio as of and for the six months ended September 30, 2003 represented substantially all of the beneficial interests in the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio, the financial statements for the SmallCap Value Fund, 21st Century Fund and Small Company Fund reflect the consolidation of the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio. Separate financial statements for the SmallCap Value Master Portfolio, 21st Century Master Portfolio and Small Company Master Portfolio have not been prepared and references in this report to SmallCap Value Fund, 21st Century Fund and Small Company Fund should be read to include references to the corresponding Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Funds' investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of ) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar Rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Asset Allocation Fund had dollar rolls outstanding as of September 30, 2003, which are included in Payable for investment securities purchased on its Statement of net assets. Each Fund maintains a segregated account of U.S. Government securities or other liquid assets, the dollar value of which is equal to its obligation with respect to dollar rolls.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid each calendar quarter by the Convertible Securities, Asset Allocation, Value and MidCap Value Funds. SmallCap Value, Growth, Strategic Growth, Capital Growth, Focused Equities, MidCap Growth, 21st Century and Small Company Funds declare and pay distributions annually. The Funds may, however, declare and pay distributions from net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund and Master Portfolio:

                                                              ANNUAL
                                                               RATE
                                                              ------
Convertible Securities, Asset Allocation, Value, Capital
  Growth, MidCap Growth.....................................  0.65%
MidCap Value, 21st Century..................................  0.75%
SmallCap Value, Small Company...............................  0.90%

The Growth, Strategic Growth and Focused Equities Feeder Funds indirectly pay for investment advisory and sub-advisory services through their investments in their corresponding Master Portfolios (See Note 2 of Notes to financial statements of the Master Portfolios).

Master Trust has, on behalf of the 21st Century Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of the average daily net assets of all Funds except for Strategic Growth Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets and Growth and Focused Equities Funds, which pay a monthly fee at the maximum annual rate of 0.13% of their average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.14% (annualized) of the Funds' average daily net assets (net of waivers and sub-administrator fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense, shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

                                                              ANNUAL
FUND                                                           RATE
--------------------------------------------------------------------
MidCap Value................................................  1.25%
SmallCap Value..............................................  1.30%
Small Company...............................................  1.15%

BACAP is entitled to recover from MidCap Value Fund, SmallCap Value Fund and Small Company Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                          POTENTIAL AMOUNT TO       POTENTIAL AMOUNT TO      AMOUNT RECOVERED DURING
                                         RECOVER WITHIN 3 YEARS    RECOVER WITHIN 3 YEARS         PERIOD ENDED
                                             AS OF 9/30/03             AS OF 3/31/03                 9/30/03
                                         ---------------------------------------------------------------------------
MidCap Value...........................         $     --                  $     --                     $--
SmallCap Value.........................           41,467                   117,740                     --
Small Company..........................          221,771                   405,127                     --

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of the Funds were reduced by $7,524 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $72,278 for providing such services and is included in "Transfer agent fees" in the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Convertible Securities......................................      $686           $17           $109          $ 6
Asset Allocation............................................        18             6             26           --*
Value.......................................................        57            --             28           13
MidCap Value................................................         2            --*             2           --*
SmallCap Value..............................................         6            --             --*          --*
Growth......................................................       276             1            134            5
Strategic Growth............................................        58             9             38           --*
Capital Growth..............................................        53            --*            10           --*
Focused Equities............................................       576            23            465           10
MidCap Growth...............................................        17            --*            16           --*
21st Century................................................        18            --             39           --*
Small Company...............................................        47            --*            14            1

---------------

 *Amount represents less than $500.

For the six months ended September 30, 2003, the following Funds paid commissions to certain affiliates of BACAP in connection with the execution of various portfolio transactions:

FUND                                                          COMMISSIONS
-------------------------------------------------------------------------
Convertible Securities......................................   $ 81,007
Asset Allocation............................................     35,106
Value.......................................................    195,110
MidCap Value................................................    128,315
SmallCap Value..............................................     69,620
MidCap Growth...............................................     57,087
Small Company...............................................     16,875

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds." BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

Asset Allocation Fund has invested in the High Yield Portfolio, portfolio of the Master Investment Trust. The income earned by the Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds."

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT    PLAN
                                                               RATE      LIMIT
                                                              ----------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................   0.25%     0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%     0.25%
Investor B and Investor C Distribution Plans................   0.75%     0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Convertible Securities......................................  $838,339     $551,374
Asset Allocation............................................    58,204       76,356
Value.......................................................   527,098      495,907
MidCap Value................................................   225,425      186,937
SmallCap Value..............................................    85,009       60,878
Capital Growth..............................................   133,952      186,311
MidCap Growth...............................................   178,146      188,381
21st Century................................................    87,667       57,162
Small Company...............................................   219,289      203,822

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Asset Allocation............................................  $171,322     $163,329

5.  FUTURES CONTRACTS

At September 30, 2003, the Asset Allocation Fund had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       3            $   638             $   647            $   9
U.S. 20 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      38              3,968               4,262              294
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (41)            (4,475)             (4,652)            (177)
U.S. 10 year Treasury Bond Futures (short position) expiring
  December 2003(a)..........................................     (40)            (4,340)             (4,585)            (245)
                                                                                                                       -----
Total net unrealized depreciation...........................                                                           $(119)
                                                                                                                       =====

---------------

(a)Securities have been segregated as collateral for open futures contracts.

6.  WRITTEN OPTIONS

Written options for the Asset Allocation Fund for the six months ended September 30, 2003 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS     (000)
-----------------------------------------------------------------------------------
Outstanding at March 31, 2003...............................       4        $  27
Contracts opened............................................      40          222
Contracts closed............................................     (15)         (79)
Options expired.............................................     (29)        (170)
                                                                 ---        -----
Outstanding at September 30, 2003...........................      --        $  --
                                                                 ===        =====

7.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the 21st Century Fund had the following forward foreign currency contracts outstanding:

                                                               VALUE OF          VALUE OF                            UNREALIZED
                                                               CONTRACT        CONTRACT WHEN    MARKET VALUE OF    APPRECIATION/
                                                             WHEN OPENED          OPENED           CONTRACT        (DEPRECIATION)
                                               LOCAL       (LOCAL CURRENCY)    (US DOLLARS)      (US DOLLARS)       (US DOLLARS)
DESCRIPTION                                  CURRENCY           (000)              (000)             (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
21ST CENTURY FUND:
CONTRACTS TO BUY
Expiring December 17, 2003................  Swiss Franc          3,226            $ 2,401           $ 2,447            $  46
Expiring December 17, 2003................     Euro                304                348               353                5
                                                                                                                       -----
Net unrealized appreciation...............                                                                             $  51
                                                                                                                       -----
CONTRACTS TO SELL:
Expiring December 17, 2003................  Swiss Franc         (3,226)           $(2,346)          $(2,447)           $(101)
Expiring December 17, 2003................     Euro             (2,809)            (3,166)           (3,264)             (98)
                                                                                                                       -----
Net unrealized depreciation...............                                                                             $(199)
                                                                                                                       -----
Total net unrealized depreciation.........                                                                             $(148)
                                                                                                                       =====

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  SWAP CONTRACTS

At September 30, 2003, Asset Allocation Fund had the following swap contracts outstanding:

                                                                                                                UNREALIZED
                                                      NOTIONAL                                PAYMENTS        APPRECIATION/
                                                       AMOUNT        PAYMENTS MADE          RECEIVED BY       (DEPRECIATION)
DESCRIPTION                                            (000)          BY THE FUND             THE FUND            (000)
----------------------------------------------------------------------------------------------------------------------------
Contract with Lehman Brothers, effective November 1,
  2002, expiring November 1, 2003(a)................   $1,600     1-month LIBOR           Lehman Brothers
                                                                  +0.90%                  Baa
                                                                                          Total Return
                                                                                          Index                    $40

Contract with Morgan Stanley, effective September
  30, 2003, expiring December 31, 2003(a)...........    1,500     Lehman CMBS             Lehman CMBS
                                                                  Aaa Index               Aaa Index Spread
                                                                  (Prior floating rate    +0.44%                    --
                                                                  minus current
                                                                  floating rate) X
                                                                  factor
                                                                                                                   ---

Total unrealized appreciation.......................                                                               $40
                                                                                                                   ===

---------------

(a)Fair value.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
   $0 - $249,999                                               Nine years
   $250,000 - $499,999                                         Six years
   $500,000 - $999,999                                         Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Funds had borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
Convertible Securities......................................     $2,909         1.58%
Value.......................................................         43         1.54
Capital Growth..............................................        165         1.58
MidCap Growth...............................................         28         1.61
Small Company...............................................         30         1.46

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Convertible Securities......................................      $202,733           $210,066
Asset Allocation............................................         8,052              8,237
Value.......................................................        18,081             18,824
SmallCap Value..............................................         7,860              8,053
Capital Growth..............................................         3,039              3,194
MidCap Growth...............................................         7,438              7,692
21st Century................................................         6,428              6,597
Small Company...............................................        30,411             31,705

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                    NET TAX        ON DERIVATIVES
                                                    COST OF                                        UNREALIZED       AND FOREIGN
                                                  INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/      CURRENCY AND
                                                    FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)      NET OTHER
                                                   PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS        ASSETS
FUND                                                 (000)          (000)           (000)            (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Convertible Securities..........................  $1,466,708       $110,212        $(28,071)        $ 82,141          $    --
Asset Allocation................................     212,368         25,114          (2,139)          22,975              (79)
Value...........................................   1,105,815         94,101         (34,986)          59,115               --
MidCap Value....................................     366,613         45,604          (4,382)          41,222               --
SmallCap Value..................................     113,882         16,018          (1,547)          14,471               --
Growth..........................................         N/A*           N/A*            N/A*         137,384             (216)
Strategic Growth................................         N/A*           N/A*            N/A*         263,061               --
Capital Growth..................................     148,850         39,350          (1,122)          38,228               --
Focused Equities................................         N/A*           N/A*            N/A*         384,904           (1,995)
MidCap Growth...................................     423,866        105,454         (20,672)          84,782               --
21st Century....................................      88,603         15,340          (1,196)          14,144             (148)
Small Company...................................     604,438        151,542         (29,211)         122,331               --

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                                 2009           2010           2011
FUND                                                             (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------
Convertible Securities......................................         --       $ 27,913       $ 76,296
Asset Allocation............................................         --         16,103         18,585
Value.......................................................         --             --         39,946
MidCap Value................................................         --             --         13,202
SmallCap Value..............................................         --             --          3,034
Growth......................................................   $ 32,076         81,928         61,904
Strategic Growth............................................    110,198        117,796        227,643
Capital Growth..............................................     10,196         40,838         41,478
Focused Equities............................................    112,609        375,725        145,695
MidCap Growth...............................................         --         24,894        142,174
21st Century................................................     12,772         24,223          1,800
Small Company...............................................         --         38,429         48,702

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                              CAPITAL LOSSES
                                                                 DEFERRED
FUND                                                              (000)
----------------------------------------------------------------------------
Convertible Securities......................................     $     --
Asset Allocation............................................       20,006
Value.......................................................       11,827
MidCap Value................................................        3,543
SmallCap Value..............................................        2,359
Growth......................................................       10,987
Strategic Growth............................................      107,246
Capital Growth..............................................        3,762
Focused Equities............................................       25,850
MidCap Growth...............................................       65,208
21st Century................................................          481
Small Company...............................................       50,732

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

13.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Nations Domestic Stock Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                      ACQUIRED FUND
                                                                                  TOTAL NET ASSETS      UNREALIZED
                                           TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   APPRECIATION/
                                           OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   (DEPRECIATION)
ACQUIRING FUND           ACQUIRED FUND          (000)               (000)               (000)             (000)
--------------------------------------------------------------------------------------------------------------------
Convertible Securities Equity Income           $105,548          $  679,809          $  785,357          $ 1,440
Strategic Growth       Blue Chip                566,410           1,174,477           1,740,887           37,555
Capital Growth         Aggressive Growth         29,534             320,757             350,291             (583)

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Fund Trust, except Convertible Securities of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Nations Funds Trust listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

FUND                                           REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
----------------------------------------------------------------------------------------------
Convertible Securities                                 Convertible Securities
Strategic Growth                                       Strategic Growth
Capital Growth                                         Capital Growth
MidCap Growth                                          MidCap Growth

On May 17, 2002, Value, of Nations Fund Trust and Small Company, of Nations Fund, Inc. (each a "Fund") reorganized into a newly created successor fund of Nations Funds Trust, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


FUND                                           REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
----------------------------------------------------------------------------------------------
Value                                                     Value
Small Company                                             Small Company

CONVERSION OF COMMON TRUST FUNDS

On July 19, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized depreciation as of the conversion date were as follows:

                                                                                           TOTAL NET ASSETS    ACQUIRED FUND
                                                    TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    UNREALIZED
                                                    OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    DEPRECIATION
ACQUIRING FUND                ACQUIRED FUND              (000)               (000)               (000)             (000)
----------------------------------------------------------------------------------------------------------------------------
Convertible Securities   Bank of America Equity         $ 11,664          $  714,493          $  726,157         $   (705)
                         Income Fund
Convertible Securities   Bank of America Equity &         79,598             714,493             794,091           (6,595)
                         Convertible Fund
Value                    Bank of America Equity            4,521             504,398             508,919             (905)
                         Value Fund
Strategic Growth         Bank of America Equity          429,632           1,400,063           1,829,695          (52,377)
                         Fund
Strategic Growth         Bank of America                 156,270           1,400,063           1,556,333           (6,141)
                         Charitable Equity Fund
Capital Growth           Bank of America Equity            7,660             263,648             271,308             (645)
                         Growth Fund
MidCap Growth            Bank of America Equity          139,116             419,239             558,355              (15)
                         MidCap Fund
Small Company            Bank of America SmallCap         27,839             533,701             561,540           (8,949)
                         Equity Fund

FUND REORGANIZATION

On July 18, 2003, Value Fund ("Acquiring Fund"), acquired the assets and assumed the liabilities of Classic Value Fund and LargeCap Value Fund (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                             ACQUIRED FUND
                                                                         TOTAL NET ASSETS      UNREALIZED
                                  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   APPRECIATION/
                                  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   (DEPRECIATION)
ACQUIRING FUND   ACQUIRED FUND         (000)               (000)               (000)             (000)
-----------------------------------------------------------------------------------------------------------
Value            Classic Value        $367,675           $675,324           $1,042,999          $(50,233)
Value            LargeCap Value        109,570            675,324              784,894             7,896

14.  SUBSEQUENT EVENT

On August 28, 2003, the Board of Trustees of Nations Funds approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which Growth Fund will acquire all of the assets of Capital Growth Fund in exchange for shares of equal value of Growth Fund and the assumption by Growth Fund of all liabilities of Capital Growth Fund. If this Plan is approved by shareholders of Capital Growth Fund, the reorganization is expected to occur on or about January 23, 2004. Upon the closing of the reorganization, the assets received, including the securities received in the transaction, will be contributed to Growth Master Portfolio.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Effective October 1, 2003, Marsico replaced BACAP as sub-adviser to the Capital Growth Fund. In addition, the Fund changed its investment objective and principal investment strategies.

Effective November 1, 2003, Small Company Fund converted to a master/feeder structure. As a result of this change, the Fund invests all of its assets in Small Company Master Portfolio which has the same investment objective as the Fund.

15.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations Convertible Securities Fund (May 2001 through July
2003) -- $44,200; Nations Value Fund (May 2003 through July 2003) -- $3,100;
Nations Strategic Growth Fund (April 2003 through July 2003) -- $4,250; and Nations Small Company Fund (May 2001 through July 2003) -- $130,000.

Each receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of each impacted Fund.

The receivables described in the preceding paragraphs reflect only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and do not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master

Portfolio and Nations Marsico Focused Equities Master Portfolio Semi-Annual
Report

                                     SEPTEMBER 30, 2003 (UNAUDITED)

The following pages should be read in conjunction with Nations Marsico Growth, Nations Strategic Growth and Nations Marsico Focused Equities Funds' Semi-Annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS -- 90.8%
             AEROSPACE AND DEFENSE -- 1.5%
   299,396   Lockheed Martin Corporation...................................   $ 13,817
                                                                              --------
             AIRLINES -- 1.7%
   137,432   JetBlue Airways Corporation!!.................................      8,380
   188,480   Ryanair Holdings plc, ADR!!(a)................................      7,633
                                                                              --------
                                                                                16,013
                                                                              --------
             AUTOMOTIVE -- 0.8%
   190,964   Bayerische Motoren Werke (BMW) AG.............................      7,216
                                                                              --------
             BEVERAGES -- 0.9%
   179,058   Anheuser-Busch Companies, Inc. ...............................      8,835
                                                                              --------
             BROADCASTING AND CABLE -- 3.3%
   200,803   The Walt Disney Company.......................................      4,050
   703,333   Viacom Inc., Class B..........................................     26,938
                                                                              --------
                                                                                30,988
                                                                              --------
             COMMERCIAL BANKING -- 5.1%
 1,058,605   Citigroup Inc. ...............................................     48,177
                                                                              --------
             COMMERCIAL SERVICES -- 0.9%
   162,109   eBay Inc.!!...................................................      8,674
                                                                              --------
             COMPUTERS AND OFFICE
               EQUIPMENT -- 3.8%
 1,036,810   Dell Inc.!!...................................................     34,619
    93,398   EMC Corporation!!.............................................      1,180
                                                                              --------
                                                                                35,799
                                                                              --------
             CONSTRUCTION -- 0.1%
    24,462   Jacobs Engineering Group Inc.!!...............................      1,103
                                                                              --------
             CONSUMER CREDIT AND
               MORTGAGES -- 3.5%
   467,788   Fannie Mae....................................................     32,839
                                                                              --------
             DEPARTMENT AND DISCOUNT STORES -- 4.3%
   313,243   Sears, Roebuck and Company....................................     13,698
   480,726   Wal-Mart Stores, Inc. ........................................     26,849
                                                                              --------
                                                                                40,547
                                                                              --------
             DIVERSIFIED MANUFACTURING -- 3.2%
 1,000,031   General Electric Company......................................     29,811
                                                                              --------
             FINANCE -- MISCELLANEOUS -- 5.0%
 1,209,200   SLM Corporation...............................................     47,110
                                                                              --------
             HEALTH SERVICES -- 7.8%
   250,899   Quest Diagnostics Inc.!!......................................     15,215
 1,123,588   UnitedHealth Group Inc. ......................................     56,538
                                                                              --------
                                                                                71,753
                                                                              --------

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             HEAVY MACHINERY -- 3.0%
   409,088   Caterpillar Inc. .............................................   $ 28,162
                                                                              --------
             HOUSEHOLD PRODUCTS -- 2.0%
   203,402   Procter & Gamble Company......................................     18,880
                                                                              --------
             HOUSING AND FURNISHING -- 2.6%
   191,769   Lennar Corporation, Class A...................................     14,917
    17,308   Lennar Corporation, Class B...................................      1,298
   151,732   M.D.C. Holdings, Inc. ........................................      8,194
                                                                              --------
                                                                                24,409
                                                                              --------
             INVESTMENT SERVICES -- 4.0%
    81,009   Goldman Sachs Group, Inc. ....................................      6,797
   571,663   Merrill Lynch & Company, Inc. ................................     30,601
                                                                              --------
                                                                                37,398
                                                                              --------
             LODGING AND RECREATION -- 2.3%
   168,505   Four Seasons Hotels Inc. .....................................      8,393
    48,654   Harley-Davidson, Inc. ........................................      2,345
   613,952   Wynn Resorts, Ltd.!!(a).......................................     11,162
                                                                              --------
                                                                                21,900
                                                                              --------
             MEDICAL DEVICES AND SUPPLIES -- 3.8%
   333,838   Boston Scientific Corporation!!...............................     21,299
   252,984   Zimmer Holdings, Inc.!!.......................................     13,939
                                                                              --------
                                                                                35,238
                                                                              --------
             NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 4.2%
 1,532,502   Cisco Systems, Inc.!!.........................................     29,945
   227,201   QUALCOMM Inc. ................................................      9,461
                                                                              --------
                                                                                39,406
                                                                              --------
             PHARMACEUTICALS -- 9.9%
   457,984   Amgen Inc.!!..................................................     29,572
 1,026,680   Caremark Rx, Inc.!!...........................................     23,203
   488,220   Genentech, Inc.!!.............................................     39,126
                                                                              --------
                                                                                91,901
                                                                              --------
             PUBLISHING AND ADVERTISING -- 0.2%
    88,739   Monster Worldwide Inc.!!......................................      2,234
                                                                              --------
             RAILROADS, TRUCKING AND
               SHIPPING -- 3.7%
   544,751   FedEx Corporation.............................................     35,098
                                                                              --------
             SEMICONDUCTORS -- 5.2%
 1,769,873   Intel Corporation.............................................     48,689
                                                                              --------
             SOFTWARE -- 3.1%
   314,190   Electronic Arts Inc.!!........................................     28,978
                                                                              --------
             SPECIALTY STORES -- 4.1%
   446,152   Lowe's Companies, Inc. .......................................     23,155
   415,046   Tiffany & Company.............................................     15,494
                                                                              --------
                                                                                38,649
                                                                              --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Growth Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             TELECOMMUNICATIONS SERVICES -- 0.8%
   194,650   Echostar Communications Corporation!!.........................   $  7,449
                                                                              --------
             TOTAL COMMON STOCKS
               (Cost $717,071).............................................    851,073
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             CONVERTIBLE BONDS AND NOTES -- 3.3%
             AIRLINES -- 1.0%
$    7,500   JetBlue Airways Corporation,
               3.500% 07/15/33.............................................      9,188
                                                                              --------
             LODGING AND RECREATION -- 2.3%
    20,000   Wynn Resorts,
               6.000% 07/15/15.............................................     21,300
                                                                              --------
             TOTAL CONVERTIBLE BONDS AND NOTES
               (Cost $27,105)..............................................     30,488
                                                                              --------
             SHORT TERM INVESTMENTS -- 3.2%
             FEDERAL HOME LOAN BANK
               (FHLB) -- 3.2%
               (Cost $30,000)
        30     Discount note 10/01/03......................................     29,999
                                                                              --------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 1.0%
               (Cost $9,177)
     9,177   Nations Cash Reserves, Capital Class Shares#..................      9,177
                                                                              --------

                                                                                VALUE
                                                                                (000)
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $783,353*)..................................      98.3%  $920,737
                                                                              --------
             OTHER ASSETS AND
               LIABILITIES (NET).................................       1.7%
             Unrealized appreciation on forward foreign exchange
               contracts...................................................   $     12
             Receivable for investment securities sold.....................     27,529
             Dividends receivable..........................................        375
             Interest receivable...........................................        338
             Unrealized depreciation on forward foreign exchange
               contracts...................................................       (228)
             Collateral on securities loaned...............................     (9,080)
             Investment advisory fee payable...............................       (581)
             Administration fee payable....................................        (78)
             Payable for investment securities purchased...................     (1,872)
             Accrued Trustees' fees and expenses...........................        (31)
             Accrued expenses and other liabilities........................        (29)
                                                                              --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     16,355
                                                                              --------
             NET ASSETS..........................................     100.0%  $937,092
                                                                              ========

---------------

 *Federal income tax information: Net unrealized appreciation of $137,384 on investment securities was comprised of gross appreciation of $143,674 and depreciation of $6,290 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $783,353.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $9,080.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $6,697 and $8,753, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 94.8%
            AEROSPACE AND DEFENSE -- 2.0%
  157,425   General Dynamics Corporation..................................   $   12,289
  299,475   United Technologies Corporation...............................       23,143
                                                                             ----------
                                                                                 35,432
                                                                             ----------
            AUTOMOTIVE -- 1.4%
  478,075   Lear Corporation!!............................................       25,166
                                                                             ----------
            BEVERAGES -- 2.6%
  350,600   Coca-Cola Company.............................................       15,062
  685,220   PepsiCo, Inc. ................................................       31,403
                                                                             ----------
                                                                                 46,465
                                                                             ----------
            BROADCASTING AND CABLE -- 5.7%
  831,340   AOL Time Warner Inc.!!........................................       12,562
  505,575   Clear Channel Communications, Inc. ...........................       19,364
1,282,250   Comcast Corporation, Class A!!................................       37,877
  450,725   The Walt Disney Company.......................................        9,091
  613,425   Viacom Inc., Class B..........................................       23,494
                                                                             ----------
                                                                                102,388
                                                                             ----------
            CHEMICALS -- BASIC -- 0.7%
  162,075   E.I. duPont de Nemours and Company............................        6,485
  215,450   The Dow Chemical Company......................................        7,010
                                                                             ----------
                                                                                 13,495
                                                                             ----------
            COMMERCIAL BANKING -- 6.2%
1,299,137   Citigroup Inc. ...............................................       59,123
  594,550   FleetBoston Financial Corporation.............................       17,926
  672,750   Mellon Financial Corporation..................................       20,277
  737,850   US Bancorp....................................................       17,701
                                                                             ----------
                                                                                115,027
                                                                             ----------
            COMPUTER SERVICES -- 0.8%
  283,875   Affiliated Computer Services, Inc., Class A!!.................       13,822
                                                                             ----------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 3.0%
  458,075   Dell Inc.!!...................................................       15,295
  586,975   Hewlett-Packard Company.......................................       11,364
  312,300   International Business Machines Corporation...................       27,585
                                                                             ----------
                                                                                 54,244
                                                                             ----------
            CONSUMER CREDIT AND
              MORTGAGES -- 3.9%
  660,325   American Express Company......................................       29,754
  283,875   Freddie Mac...................................................       14,861
1,111,499   MBNA Corporation..............................................       25,342
                                                                             ----------
                                                                                 69,957
                                                                             ----------
            DEPARTMENT AND DISCOUNT
              STORES -- 4.6%
  248,000   Kohl's Corporation!!..........................................       13,268
  634,612   Target Corporation............................................       23,880
  809,200   Wal-Mart Stores, Inc. ........................................       45,194
                                                                             ----------
                                                                                 82,342
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED MANUFACTURING -- 3.3%
1,720,075   General Electric Company......................................   $   51,276
  321,900   Honeywell International Inc. .................................        8,482
                                                                             ----------
                                                                                 59,758
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
  491,775   TXU Corporation...............................................       11,586
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 0.6%
  373,750   American Electric Power Company, Inc. ........................       11,213
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.8%
  360,550   SLM Corporation...............................................       14,047
                                                                             ----------
            FINANCIAL SERVICES -- 1.1%
  565,475   J.P. Morgan Chase & Company...................................       19,413
                                                                             ----------
            HEALTH SERVICES -- 2.7%
  243,000   Quest Diagnostics Inc.!!(a)...................................       14,736
  413,925   UnitedHealth Group Inc. ......................................       20,828
  160,975   Wellpoint Health Networks Inc.!!..............................       12,408
                                                                             ----------
                                                                                 47,972
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.1%
  300,125   Colgate-Palmolive Company.....................................       16,774
  229,350   Procter & Gamble Company......................................       21,288
                                                                             ----------
                                                                                 38,062
                                                                             ----------
            INSURANCE -- 5.6%
1,397,500   ACE Ltd. .....................................................       46,229
  419,475   Hartford Financial Services Group, Inc. ......................       22,077
  423,025   XL Capital Ltd., Class A......................................       32,759
                                                                             ----------
                                                                                101,065
                                                                             ----------
            INTEGRATED OIL -- 5.5%
  274,325   Apache Corporation............................................       19,022
  421,300   BP Amoco plc, ADR.............................................       17,737
  274,309   ChevronTexaco Corporation.....................................       19,599
1,151,140   Exxon Mobil Corporation.......................................       42,132
                                                                             ----------
                                                                                 98,490
                                                                             ----------
            INVESTMENT SERVICES -- 4.9%
  226,750   Goldman Sachs Group, Inc. ....................................       19,024
  264,650   Lehman Brothers Holdings Inc. ................................       18,282
  701,886   Merrill Lynch & Company, Inc. ................................       37,572
  266,875   Morgan Stanley................................................       13,467
                                                                             ----------
                                                                                 88,345
                                                                             ----------
            LODGING AND RECREATION -- 1.9%
1,005,988   Starwood Hotels & Resorts Worldwide, Inc. ....................       35,008
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Strategic Growth Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            MEDICAL DEVICES AND
              SUPPLIES -- 4.2%
  437,625   Abbott Laboratories...........................................   $   18,621
  614,025   Johnson & Johnson.............................................       30,406
  568,710   Medtronic, Inc. ..............................................       26,684
                                                                             ----------
                                                                                 75,711
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS
              EQUIPMENT -- 2.2%
1,991,325   Cisco Systems, Inc.!!.........................................       38,910
                                                                             ----------
            OILFIELD SERVICES -- 2.1%
  550,775   Baker Hughes Inc. ............................................       16,297
  347,025   GlobalSantaFe Corporation.....................................        8,311
  332,838   Nabors Industries, Ltd.!!.....................................       12,402
                                                                             ----------
                                                                                 37,010
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.4%
  469,200   Smurfit-Stone Container Corporation!!.........................        7,029
                                                                             ----------
            PHARMACEUTICALS -- 6.9%
  210,475   Amgen Inc.!!..................................................       13,590
  138,750   Eli Lilly and Company.........................................        8,242
  417,750   Merck & Company, Inc. ........................................       21,147
1,792,770   Pfizer Inc. ..................................................       54,465
  291,788   Teva Pharmaceutical Industries Ltd., ADR......................       16,676
  229,800   Watson Pharmaceuticals, Inc.!!................................        9,580
                                                                             ----------
                                                                                123,700
                                                                             ----------
            RAILROADS, TRUCKING AND
              SHIPPING -- 1.3%
  196,700   FedEx Corporation.............................................       12,674
  156,650   United Parcel Service, Inc., Class B..........................        9,994
                                                                             ----------
                                                                                 22,668
                                                                             ----------
            SEMICONDUCTORS -- 4.8%
1,104,950   Fairchild Semiconductor Corporation, Class A!!................       18,320
1,969,350   Intel Corporation.............................................       54,177
  283,875   KLA-Tencor Corporation!!......................................       14,591
                                                                             ----------
                                                                                 87,088
                                                                             ----------
            SOFTWARE -- 7.0%
  467,275   Electronic Arts Inc.!!........................................       43,097
2,178,100   Microsoft Corporation.........................................       60,530
1,404,725   Oracle Corporation!!..........................................       15,761
  483,825   PeopleSoft, Inc.!!............................................        8,801
                                                                             ----------
                                                                                128,189
                                                                             ----------
            SPECIALTY STORES -- 4.0%
  663,900   Abercrombie & Fitch Company!!.................................       18,397
  750,854   Home Depot, Inc. .............................................       23,915
1,195,050   Limited Brands................................................       18,021
  500,000   Nordstrom, Inc. ..............................................       12,405
                                                                             ----------
                                                                                 72,738
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.5%
  292,200   Verizon Communications Inc. ..................................        9,479
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            TOBACCO -- 1.4%
  592,375   Altria Group, Inc. ...........................................   $   25,946
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,452,256)...........................................    1,711,765
                                                                             ----------
 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 8.9%
      475   iShares Dow Jones U.S. Basic Materials Sector Index Fund......       17,708
      300   iShares Nasdaq Biotechnology Index Fund(a)....................       21,525
      289   iShares Russell 2000 Index Fund(a)............................       28,067
      615   Nasdaq 100 Index Tracking Stock Fund(a).......................       19,945
   73,492   Nations Cash Reserves, Capital Class Shares#..................       73,492
                                                                             ----------
            TOTAL INVESTMENT COMPANIES
              (Cost $157,185).............................................      160,737
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,609,441*)................................     103.7%   1,872,502
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (3.7)%
            Dividends receivable..........................................   $    2,108
            Interest receivable...........................................           13
            Receivable from investment adviser............................            4
            Collateral on securities loaned...............................      (68,390)
            Investment advisory fee payable...............................         (992)
            Administration fee payable....................................          (76)
            Due to custodian..............................................           (8)
            Accrued Trustees' fees and expenses...........................          (32)
            Accrued expenses and other liabilities........................          (46)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (67,419)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,805,083
                                                                             ==========

---------------

 *Federal income tax information: net unrealized appreciation of $263,061 on investment securities was comprised of gross appreciation of $294,921 and gross depreciation of $31,860 for federal income tax purposes. At September 30, 2003, the aggregate cost of securities for federal income tax purposes was $1,609,441.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $68,390.

(a)
  All or portion of security was on loan September 30, 2003. The aggregate cost and market value of securities on loan September 30, 2003 is $61,142 and $65,621, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 96.7%
             AUTOMOTIVE -- 3.1%
 1,763,095   Bayerische Motoren Werke (BMW) AG.............................   $   66,627
                                                                              ----------
             BEVERAGES -- 0.3%
   129,860   Anheuser-Busch Companies, Inc. ...............................        6,407
                                                                              ----------
             BROADCASTING AND CABLE -- 3.5%
   475,052   The Walt Disney Company.......................................        9,582
 1,728,923   Viacom Inc., Class B..........................................       66,218
                                                                              ----------
                                                                                  75,800
                                                                              ----------
             COMMERCIAL BANKING -- 4.5%
 2,133,164   Citigroup Inc. ...............................................       97,080
                                                                              ----------
             COMMERCIAL SERVICES -- 2.2%
   886,342   eBay Inc.!!...................................................       47,428
                                                                              ----------
             COMPUTERS AND OFFICE EQUIPMENT -- 3.6%
 2,349,934   Dell Inc.!!...................................................       78,464
                                                                              ----------
             CONSUMER CREDIT AND
               MORTGAGES -- 4.3%
 1,341,361   Fannie Mae....................................................       94,164
                                                                              ----------
             DEPARTMENT AND DISCOUNT
               STORES -- 5.5%
 1,166,400   Sears, Roebuck and Company....................................       51,007
 1,212,270   Wal-Mart Stores, Inc. ........................................       67,705
                                                                              ----------
                                                                                 118,712
                                                                              ----------
             DIVERSIFIED MANUFACTURING -- 3.3%
 2,420,623   General Electric Company......................................       72,159
                                                                              ----------
             FINANCE -- MISCELLANEOUS -- 6.0%
 3,322,872   SLM Corporation...............................................      129,459
                                                                              ----------
             HEALTH SERVICES -- 9.0%
   671,093   Quest Diagnostics Inc.!!(a)...................................       40,695
 3,108,828   UnitedHealth Group Inc. ......................................      156,436
                                                                              ----------
                                                                                 197,131
                                                                              ----------
             HEAVY MACHINERY -- 3.0%
   959,675   Caterpillar Inc. .............................................       66,064
                                                                              ----------
             HOUSING AND FURNISHING -- 2.3%
   617,304   Lennar Corporation, Class A...................................       48,020
    22,507   Lennar Corporation, Class B...................................        1,688
                                                                              ----------
                                                                                  49,708
                                                                              ----------
             INVESTMENT SERVICES -- 4.1%
   187,994   Goldman Sachs Group, Inc. ....................................       15,773
 1,358,777   Merrill Lynch & Company, Inc. ................................       72,735
                                                                              ----------
                                                                                  88,508
                                                                              ----------

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             LODGING AND RECREATION -- 1.7%
   740,564   Four Seasons Hotels Inc. .....................................   $   36,887
                                                                              ----------
             MEDICAL DEVICES AND
               SUPPLIES -- 2.3%
   774,774   Boston Scientific Corporation!!...............................       49,431
                                                                              ----------
             NETWORKING AND TELECOMMUNICATIONS
               EQUIPMENT -- 7.6%
 5,091,350   Cisco Systems, Inc.!!.........................................       99,485
 1,579,247   QUALCOMM Inc. ................................................       65,760
                                                                              ----------
                                                                                 165,245
                                                                              ----------
             PHARMACEUTICALS -- 8.8%
 1,257,797   Amgen Inc.!!..................................................       81,216
 1,377,351   Genentech, Inc.!!.............................................      110,381
                                                                              ----------
                                                                                 191,597
                                                                              ----------
             RAILROADS, TRUCKING AND SHIPPING -- 3.1%
 1,061,041   FedEx Corporation.............................................       68,363
                                                                              ----------
             SEMICONDUCTORS -- 7.9%
 6,265,705   Intel Corporation.............................................      172,370
                                                                              ----------
             SOFTWARE -- 3.6%
   852,547   Electronic Arts Inc.!!........................................       78,630
                                                                              ----------
             SPECIALTY STORES -- 7.0%
 1,275,117   Lowe's Companies, Inc. .......................................       66,179
 2,280,353   Tiffany & Company.............................................       85,125
                                                                              ----------
                                                                                 151,304
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $1,716,633)...........................................    2,101,538
                                                                              ----------
PRINCIPAL
  AMOUNT
  (000)
----------
             SHORT TERM INVESTMENTS -- 1.2%
             FEDERAL HOME LOAN BANK
               (FHLB) -- 1.2%
               (Cost $26,800)
$   26,800     Discount note 10/01/03......................................       26,799
                                                                              ----------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 0.1%
               (Cost $1,407)
     1,407   Nations Cash Reserves, Capital Class Shares#..................        1,407
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Marsico Focused Equities Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
                                                                                 (000)
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $1,744,840*)................................      98.0%  $2,129,744
                                                                              ----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................       2.0%
             Unrealized appreciation on forward foreign exchange
               contracts...................................................   $      107
             Receivable for investment securities sold.....................       64,228
             Dividends receivable..........................................        1,077
             Unrealized depreciation on forward foreign exchange
               contracts...................................................       (2,102)
             Collateral on securities loaned...............................       (1,333)
             Investment advisory fee payable...............................       (1,363)
             Administration fee payable....................................         (182)
             Due to custodian..............................................          (14)
             Payable for investment securities purchased...................      (17,198)
             Accrued Trustees' fees and expenses...........................          (31)
             Accrued expenses and other liabilities........................          (40)
                                                                              ----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................       43,149
                                                                              ----------
             NET ASSETS..........................................     100.0%  $2,172,893
                                                                              ==========

---------------

 *Federal income tax information: net unrealized appreciation of $384,904 on investment securities was comprised of gross appreciation of $391,281 and depreciation of $6,377 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $1,744,840.

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 6). The portion that represents cash collateral is $1,333.

(a)
  All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $1,158 and $1,304, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                  GROWTH           STRATEGIC GROWTH      FOCUSED EQUITIES
                                                             MASTER PORTFOLIO      MASTER PORTFOLIO      MASTER PORTFOLIO
                                                             -------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $25, $44 and
  $163, respectively)......................................  $           2,550     $          12,869     $           7,602
Dividend income from affiliated funds......................                  1                    95                     1
Interest...................................................                710                     1                   321
Securities lending.........................................                 19                    84                    87
                                                             -----------------     -----------------     -----------------
    Total investment income................................              3,280                13,049                 8,011
                                                             -----------------     -----------------     -----------------
EXPENSES:
Investment advisory fee....................................              2,963                 5,950                 7,277
Administration fee.........................................                395                   458                   970
Custodian fees.............................................                 30                    61                    70
Legal and audit fees.......................................                 21                    20                    20
Trustees' fees and expenses................................                 10                    10                    10
Interest expense...........................................                 --*                   13                    --
Other......................................................                  6                     9                     9
                                                             -----------------     -----------------     -----------------
    Total expenses.........................................              3,425                 6,521                 8,356
Fees reduced by credits allowed by the custodian...........                 (1)                   (5)                   --*
Reimbursement from investment adviser......................                 --                    (4)                   --
                                                             -----------------     -----------------     -----------------
    Net expenses...........................................              3,424                 6,512                 8,356
                                                             -----------------     -----------------     -----------------
NET INVESTMENT INCOME (LOSS)...............................               (144)                6,537                  (345)
                                                             -----------------     -----------------     -----------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
NET REALIZED GAIN/(LOSS) FROM:
  Security transactions....................................              4,927               (27,011)              (13,348)
  Foreign currency and net other assets....................                (77)                   --                  (274)
                                                             -----------------     -----------------     -----------------
Net realized gain/(loss) on investments....................              4,850               (27,011)              (13,622)
Change in unrealized appreciation/(depreciation) of
  securities (see Note 7)..................................            118,590               309,681               333,009
                                                             -----------------     -----------------     -----------------
Net realized and unrealized gain/(loss) on investments.....            123,440               282,670               319,387
                                                             -----------------     -----------------     -----------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...............................................  $         123,296     $         289,207     $         319,042
                                                             =================     =================     =================

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                          GROWTH                       STRATEGIC GROWTH                  FOCUSED EQUITIES
                                     MASTER PORTFOLIO                  MASTER PORTFOLIO                  MASTER PORTFOLIO
                              -------------------------------   -------------------------------   -------------------------------
                                SIX MONTHS          YEAR          SIX MONTHS         PERIOD         SIX MONTHS          YEAR
                              ENDED 9/30/03        ENDED        ENDED 9/30/03        ENDED        ENDED 9/30/03        ENDED
                               (UNAUDITED)        3/31/03        (UNAUDITED)       3/31/03(A)      (UNAUDITED)        3/31/03
                              ---------------------------------------------------------------------------------------------------
(IN THOUSANDS)
Net investment income
  (loss)....................  $         (144)  $         (256)  $        6,537   $       15,990   $         (345)  $       (1,349)
Net realized gain/(loss) on
  investments...............           4,850          (56,054)         (27,011)        (307,912)         (13,622)        (144,493)
Net change in unrealized
 appreciation/(depreciation)
  of investments............         118,590          (55,989)         309,681          (66,021)         333,009         (200,520)
                              --------------   --------------   --------------   --------------   --------------   --------------
Net increase/(decrease) in
  net assets resulting from
  operations................         123,296         (112,299)         289,207         (357,943)         319,042         (346,362)
Contributions...............         471,847          355,744          221,016        2,787,500          793,285          671,900
Withdrawals.................        (247,779)        (179,554)        (410,141)        (724,556)        (523,149)        (489,374)
                              --------------   --------------   --------------   --------------   --------------   --------------
Net increase/(decrease) in
  net assets................         347,364           63,891          100,082        1,705,001          589,178         (163,836)
NET ASSETS:
Beginning of period.........         589,728          525,837        1,705,001               --        1,583,715        1,747,551
                              --------------   --------------   --------------   --------------   --------------   --------------
End of period...............  $      937,092   $      589,728   $    1,805,083   $    1,705,001   $    2,172,893   $    1,583,715
                              ==============   ==============   ==============   ==============   ==============   ==============

---------------

(a)Strategic Growth Master Portfolio commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MASTER INVESTMENT TRUST

  FINANCIAL HIGHLIGHTS


                                                                                                           WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                           ----------------
                                                                RATIO OF       RATIO OF NET                    RATIO OF
                                                               OPERATING        INVESTMENT                    OPERATING
                                                                EXPENSES       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
                                                  TOTAL        TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
                                                  RETURN       NET ASSETS       NET ASSETS       RATE         NET ASSETS
                                                  -------------------------------------------------------------------------
GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)..........  19.16%         0.87%+(d)(e)      (0.04)%+        39%           0.87%+(d)
Year ended 3/31/2003............................  (18.90)         0.87(d)(e)       (0.05)         107            0.87(d)(e)
Year ended 3/31/2002............................   (0.53)         0.87(d)(e)       (0.13)         114            0.87(d)(e)
Year ended 3/31/2001............................      --@         0.86(d)           0.20          113            0.86(d)
Period ended 3/31/2000(a).......................      --@         0.86+(d)         (0.04)+         60            0.86+(d)
STRATEGIC GROWTH MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)..........  17.54%         0.71%+(d)(e)       0.71%+         27%         0.71%+(b)(d)
Period ended 3/31/2003(f).......................  (22.08)         0.71+(d)(e)       0.96+          77           0.71+(d)(e)
FOCUSED EQUITIES MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)..........  19.68%          0.86%+(d)        (0.04)%+        40%           0.86%+(d)
Year ended 3/31/2003............................  (19.02)         0.86(d)(e)       (0.08)         115            0.86(d)(e)
Year ended 3/31/2002............................    3.50          0.86(d)(e)       (0.08)         129            0.86(d)(e)
Year ended 3/31/2001............................      --@         0.86(d)(e)        0.17          134            0.86(d)
Period ended 3/31/2000(c).......................      --@         0.84+(d)         (0.07)+         84            0.84+(d)

---------------

 + Annualized.

(a)Growth Master Portfolio commenced operations on October 8, 1999.

(b)The Reimbursement from Investment Adviser (see Note 9) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement to the operating expense ratio (with waivers) was less than 0.01%.

(c)Focused Equities Master Portfolio commenced operations on October 8, 1999.

(d)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expenses, was less than 0.01%.

(e)The effect of interest expense on the operating expense ratio was less than 0.01%.

 (f)
   Strategic Growth Master Portfolio commenced operations on May 13, 2002.

 @ Total return not required for periods indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2003, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Nations Marsico Growth Master Portfolio, Nations Strategic Growth Master Portfolio and Nations Marsico Focused Equities Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions.

The following investors were invested in the Master Portfolios at September 30, 2003:

GROWTH MASTER PORTFOLIO:
Nations Marsico Growth Fund.................................  95.2%
Nations Marsico Growth Fund (Offshore)......................   2.6%
Banc of America Capital Management Funds I - Growth Fund....   2.2%
STRATEGIC GROWTH MASTER PORTFOLIO:
Nations Strategic Growth Fund...............................  98.6%
Nations Strategic Growth Fund (Offshore)....................   1.4%
FOCUSED EQUITIES MASTER PORTFOLIO:
Nations Marsico Focused Equities Fund.......................  98.3%
Nations Marsico Focused Equities Fund (Offshore)............   1.3%
Banc of America Capital Management Funds I - Focused
  Equities Fund.............................................   0.4%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued using broker quotations or on the basis of prices provided by pricing services. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Master Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolios' securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL
                                                               RATE
                                                              ------
Growth Master Portfolio.....................................  0.75%
Strategic Growth Master Portfolio...........................  0.65%
Focused Equities Master Portfolio...........................  0.75%

The Master Trust has, on behalf of the Growth and Focused Equities Master Portfolios, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of each Master Portfolio's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Strategic Growth Master Portfolio's average daily net assets and 0.10% of the Growth and Focused Equities Master Portfolios' average daily net

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.10% (annualized) of the Growth and Focused Equities Master Portfolios' average daily net assets and 0.05% (annualized) of the Strategic Growth Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2003, expenses of the Master Portfolios were reduced by $6,452 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

For the six months ended September 30, 2003, Strategic Growth Master Portfolio paid commissions of $90,788 to certain affiliates of BACAP in connection with the execution of various portfolio transactions.

No officer, director or employee of Bank of America or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

The Master Portfolios have made daily investments of cash balances in Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Growth Master Portfolio.....................................  $507,231     $271,579
Strategic Growth Master Portfolio...........................   480,059      616,380
Focused Equities Master Portfolio...........................   953,374      743,466

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


4.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the Growth Master Portfolio and Focused Equities Master Portfolio had the following forward foreign currency contracts outstanding:

                                                                   VALUE OF          VALUE OF                        UNREALIZED
                                                                   CONTRACT          CONTRACT      MARKET VALUE    APPRECIATION/
                                                                 WHEN OPENED       WHEN OPENED     OF CONTRACT     (DEPRECIATION)
                                                    LOCAL      (LOCAL CURRENCY)    (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                        CURRENCY         (000)             (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
CONTRACTS TO BUY
Expiring December 17, 2003.......................    Euro              708           $    811        $    823         $    12
                                                                                                                      -------
CONTRACTS TO SELL:
Expiring December 17, 2003.......................    Euro           (6,544)          $ (7,376)       $ (7,604)        $  (228)
                                                                                                                      -------
Total net unrealized depreciation................                                                                     $  (216)
                                                                                                                      =======
FOCUSED EQUITIES PORTFOLIO:
CONTRACTS TO BUY
Expiring December 17, 2003.......................    Euro            6,532           $  7,484        $  7,591         $   107
                                                                                                                      -------
CONTRACTS TO SELL:
Expiring December 17, 2003.......................    Euro          (60,415)          $(68,101)       $(70,203)        $(2,102)
                                                                                                                      -------
Total net unrealized depreciation................                                                                     $(1,995)
                                                                                                                      =======

5.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolios had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
PORTFOLIO                                                        (000)          RATE
--------------------------------------------------------------------------------------
Growth Master Portfolio.....................................     $    2         1.50%
Strategic Growth Master Portfolio...........................      1,711         1.61

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

6.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2003, the following Master Portfolios had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Growth Master Portfolio.....................................       $ 8,753            $ 9,080
Strategic Growth Master Portfolio...........................        65,621             68,390
Focused Equities Master Portfolio...........................         1,304              1,333

7.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, the assets and liabilities of Nations Blue Chip Fund (the "Fund"), an investor in Nations Blue Chip Master Portfolio, were reorganized into Nations Strategic Growth Fund (the "Acquiring Fund"). Because the assets of Nations Blue Chip Fund were held at the master portfolio level, this transfer was accomplished through a reorganization of Nations Blue Chip Master Portfolio into Nations Strategic Growth Master Portfolio. Immediately afterward, the assets of the Acquiring Fund were contributed to Nations Strategic Growth Master Portfolio in exchange for interests in that Master Portfolio. Each transfer was in exchange for shares of equal value of the designated classes of the Acquiring Fund. The reorganization was tax-free whereby the Acquiring Fund assumed the market value and cost basis of the portfolio positions in Nations Blue Chip Master Portfolio.

8.  SUBSEQUENT EVENT

On August 28, 2003, the Board of Trustees of Nations Funds approved an Agreement and Plan of Reorganization (the "Plan") pursuant to which Growth Fund will acquire all of the assets of Capital Growth Fund in exchange for shares of equal value of Growth Fund and the assumption by Growth Fund of all liabilities of Capital Growth Fund. If this Plan is approved by shareholders of Capital Growth Fund, the reorganization is expected to occur on or about January 23, 2004. Upon the closing of the reorganization, the assets received, including the securities received in the transaction, will be contributed to Growth Master Portfolio.

9.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of the Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations Strategic Growth Master Portfolio (April 2003 through July 2003) -- $4,250.

The receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of the impacted Fund.

The receivable described in the preceding paragraphs reflects only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and does not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




STKSAR
(9/03)

                                                  Nations
                                                  Cash Reserves

                                                  Nations
                                                  Money Market
                                                  Reserves

                                                  Nations
                                                  Treasury Reserves

                                                  Nations
                                                  Government Reserves

                                                  Nations
                                                  Municipal Reserves

                                                  Nations Tax-Exempt
                                                  Reserves

               NATIONS MONEY MARKET FUNDS         Nations California
               --------------------------------   Tax-Exempt Reserves
               Semiannual report for the period
               ended September 30, 2003           Nations New York
                                                  Tax-Exempt Reserves












                                        [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

NATIONS FUNDS MONEY MARKET FUNDS

Dear Shareholder:

We are pleased to present the semiannual financial report for Nations Funds money market funds (the "Funds"). This report contains important financial data regarding your investment for the period ending September 30, 2003. We hope you will take a moment to review this information.

THE ECONOMY

The second and third quarters of 2003 saw some significant improvements in the economy. However, employment numbers remained weak until the end of the period. Going into the second quarter, investors were generally optimistic. Earlier this year, the financial markets viewed the Iraqi war as being resolved quickly and successfully, and both first-quarter corporate revenue and earnings came in stronger than expected. In addition to these positive steps, investors also saw the passing of President Bush's proposed tax cuts and the strongest quarterly performance of the Standard and Poor's 500 Composite Stock Price Index* in over four years during the April through June timeframe. However, conflicting economic signals persisted, as many investors were discouraged over the poor performance in the labor market. The unemployment rate increased to a nine-year high of 6.4% in June, which also marked the largest one-month increase since the September 11, 2001 attacks.

On June 25, 2003 the Federal Reserve (the Fed) lowered the Federal Funds target rate another 25 basis points, from 1.25% to 1.00%. This marked the thirteenth rate cut since early 2001. However, this ease disappointed some in the financial markets who were hoping for a half point cut. The Fed indicated that it would keep interest rates low until there were clear signs of a sustained economic expansion. As expected, it left interest rates at 1% during its meeting on September 16.

Although the job market remained weak through the summer, consumer spending stayed strong, and in July, the National Bureau of Economic Research made a statement that the most recent recession officially ended in November 2001. Through the third quarter, real gross domestic product (GDP) has increased for eight consecutive quarters.

PORTFOLIO OUTLOOK

Looking ahead, we are hopeful that the economy will continue to look stronger due to low interest rates, a strengthening dollar and some continued impetus from further expected tax cuts. We also anticipate positive corporate earnings to continue to advance in late 2003 and 2004. However, even with the signs of positive economic news, the FOMC will continue to watch the economic landscape very closely. Analysts speculate that monetary policymakers will leave rates unchanged for a sustained period of time, and current market consensus is they will continue at current levels through the first half of 2004.

During the fourth quarter of 2003 and first quarter of 2004, we believe the economy will continue to gain strength. If the economy continues to show signs of strengthening, job growth should improve. We think that a resumption of capital spending, a competitive dollar and a rebuilding of inventories should push industrial output higher, which in turn, will cause companies to resume hiring to meet demand. An improved labor market should set off advances in personal income and additional consumer spending.

OUR COMMITMENT TO YOUR SHORT-TERM INVESTMENT NEEDS

With today's uncertainty in the marketplace, we believe it is important to have some exposure to short-term investments, which can allow investors to respond rapidly to changing market conditions. Nations Funds money market funds are managed to offer stability of principal and daily liquidity and competitive yields.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, it has recently announced that Andrew Stenwall will assume an expended role within Banc of America Capital Management, LLC (BACAP), heading up money market investments as well as the fixed-income platform. We are pleased to introduce the recently named president of BACAP, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ H. KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Cash Reserves                                         3
                                       Nations Money Market Reserves                                15
                                       Nations Treasury Reserves                                    20
                                       Nations Government Reserves                                  22
                                       Nations Municipal Reserves                                   24
                                       Nations Tax-Exempt Reserves                                  46
                                       Nations California Tax-Exempt Reserves                       60
                                       Nations New York Tax-Exempt Reserves                         68
                                     Statements of operations                                       74
                                     Statements of changes in net assets                            76
                                     Schedules of capital stock activity                            80
                                     Financial highlights                                           88
                                     Notes to financial statements                                 104

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES -- 3.2%
             ASSET-BACKED --
               AUTO LOANS -- 1.1%
$   10,534   Americredit Automobile Receivables Trust, Series 2003-AM,
               Class A1,
               1.298%& 11/06/03!!..........................................   $    10,534
    90,000   Americredit Automobile Receivables Trust, Series 2003-CF,
               Class A1,
               1.126% 09/07/04.............................................        90,000
    18,824   BMW Vehicle Owner Trust, Series 2003-A, Class A1,
               1.270% 04/25/04.............................................        18,824
    17,164   Capital One Auto Finance Trust, Series 2003-A, Class A1,
               1.251% 06/15/04.............................................        17,164
   149,723   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A1,
               1.200% 06/15/04.............................................       149,723
    71,988   Chase Manhattan Auto Owner Trust, Series 2003-B, Class A1,
               1.060% 08/16/04.............................................        71,988
   130,103   Daimler Chrysler Auto Trust, Series 2003-A, Class A1,
               1.100% 08/08/04.............................................       130,103
    12,082   Drive Auto Receivables Trust, Series 2003-2, Class A1,
               1.090% 07/15/04.............................................        12,082
    12,597   Long Beach Auto Receivables Trust, Series 2003-B, Class A1,
               0.990% 06/15/04.............................................        12,597
    17,591   Nissan Auto Receivables Owner Trust, Series 2003-A, Class A1,
               1.300%& 10/15/03!!..........................................        17,591
    23,688   USAA Auto Owner Trust, Series 2003-1, Class A1,
               1.052% 07/15/04.............................................        23,688
   150,000   Whole Auto Loan Trust, Series 2003-1, Class A1,
               1.100% 09/15/04.............................................       149,999
                                                                              -----------
                                                                                  704,293
                                                                              -----------
             ASSET-BACKED -- OTHER -- 2.1%
    16,760   Caterpillar Financial Asset Trust, Series 2003-A, Class A1,
               1.229% 05/25/04.............................................        16,760
    95,966   G-Force CDO, Ltd., Series 2002-1A, Class A1MM,
               1.170%& 10/27/03!!..........................................        95,966
    46,407   G-Star Ltd., Series 2002-2A, Class A1MA,
               1.160%& 10/28/03!!..........................................        46,407
    38,864   G-Star Ltd., Series 2002-2A, Class A1MB,
               1.180%& 10/28/03!!..........................................        38,864
    76,059   Great America Leasing Receivables, Series 2003-1, Class A1,
               1.170% 09/15/04.............................................        76,059

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             ASSET-BACKED -- OTHER -- (CONTINUED)
$   21,252   Ikon Receivables LLC, Series 2003-1, Class A1,
               1.308%& 10/15/03!!..........................................   $    21,252
   175,000   Newcastle CDO, Ltd., Series 3A, Class 1MM,
               1.155%& 10/24/03!!..........................................       175,000
   245,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
               1.409%& 03/15/04............................................       245,065
    40,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1B2,
               1.250%& 03/15/04!!..........................................        40,000
    50,000   Putnam Structured Product CDO, Series 2001-1A, Class A1MB,
               1.210%& 11/25/03............................................        50,000
   101,000   Putnam Structured Product CDO, Series 2002-1A, Class A1D,
               1.160%& 10/10/03!!..........................................       101,000
   100,000   Putnam Structured Product CDO, Series 2002-1A, Class A1E,
               1.170%& 10/10/03!!..........................................       100,000
   176,000   Putnam Structured Product CDO, Series 2002-1A, Class A1J,
               1.080%& 10/15/03!!..........................................       175,999
   121,400   Winston Funding Ltd., Series 2003-1, Class A1MB,
               1.150%& 10/23/03!!..........................................       121,400
                                                                              -----------
                                                                                1,303,772
                                                                              -----------
             TOTAL ASSET-BACKED SECURITIES
               (Cost $2,008,065)...........................................     2,008,065
                                                                              -----------
             BANK OBLIGATIONS -- 11.6%
             BANK NOTES -- 1.7%
             American Express Centurion Bank
    50,000     1.110%& 10/14/03!!..........................................        50,000
    80,000     1.110%& 10/24/03!!..........................................        80,000
   100,000     1.100%& 10/27/03!!..........................................       100,000
    25,000   Comerica Bank
               1.175%& 10/27/03!!..........................................        25,008
             Key Bank N.A.
    50,000     1.260%& 10/27/03!!..........................................        50,034
    75,000     1.298%& 01/26/04!!..........................................        75,045
             US Bank, N.A.
   100,000     1.050%& 10/01/03!!..........................................        99,997
   100,000     1.070%& 10/20/03!!..........................................        99,998
             Wells Fargo Bank N.A.
   300,000     1.060%& 10/07/03!!..........................................       299,980
   163,000     1.060%& 11/06/03!!..........................................       162,994
                                                                              -----------
                                                                                1,043,056
                                                                              -----------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.5%
   150,000   Branch Banking & Trust
               1.050%& 10/24/03!!..........................................       149,999
   140,000   Chase Manhattan Bank USA N.A.
               1.080%& 10/30/03!!..........................................       140,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT -- DOMESTIC -- (CONTINUED)
             First Tennessee Bank, (Memphis)
$  100,000     1.060%& 10/01/03!!..........................................   $    99,997
    75,000     1.070%& 10/21/03!!..........................................        75,000
    90,000     1.090%& 12/30/03!!..........................................        89,999
             SouthTrust Bank, N.A
    80,000     1.430% 01/20/04.............................................        80,000
    50,000     1.330% 02/18/04.............................................        50,002
   100,000     1.330% 02/24/04.............................................       100,000
   115,000   Wells Fargo Bank N.A
               1.060% 10/30/03.............................................       115,000
                                                                              -----------
                                                                                  899,997
                                                                              -----------
             CERTIFICATES OF DEPOSIT --
               EURO -- 0.6%
   200,000   Deutsche Bank AG
               1.380% 10/15/03.............................................       200,000
   190,000   Landesbank Hessen-Thueringen
               1.395% 10/07/03.............................................       190,000
                                                                              -----------
                                                                                  390,000
                                                                              -----------
             CERTIFICATES OF DEPOSIT -- YANKEE -- 5.7%
   100,000   Abbey National Treasury Services plc
               1.080%& 12/29/03!!..........................................        99,992
   200,000   Bayerische Landesbank Girozentrale, (New York)
               1.030% 12/15/03.............................................       199,996
    50,000   Canadian Imperial Bank of Commerce, (New York)
               1.125%& 10/01/03!!..........................................        50,001
   200,000   Credit Agricole Indosuez, (New York)
               1.060%& 12/31/03!!..........................................       199,970
             Credit Suisse First Boston, (New York)
    95,000     1.080%& 10/07/03!!..........................................        95,000
   400,000     1.130%& 10/08/03!!..........................................       400,000
   300,000     1.095%& 10/20/03!!..........................................       300,000
    75,000   Danske Bank, (New York)
               1.960% 10/10/03.............................................        75,000
             Deutsche Bank AG, (New York)
   400,000     1.060%& 10/01/03!!..........................................       400,000
 1,000,000     1.310%& 10/30/03!!@@........................................     1,000,000
   200,000     1.340%& 12/10/03!!@@........................................       200,000
   175,000   Dresdner Bank, (New York)
               1.099%& 10/02/03............................................       175,000
   240,000   Svenska Handelsbanken, (New York)
               1.970% 10/10/03.............................................       240,001
   185,000   Westdeutsche Landesbank
               1.070%& 10/20/03!!..........................................       184,988
                                                                              -----------
                                                                                3,619,948
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             PROMISSORY NOTES -- 0.6%
             CCN Bluegrass I LLC
$   25,000     1.190%& 10/20/03!!#@@.......................................   $    25,000
    25,000     1.190%& 10/20/03!!#@@.......................................        25,000
   300,000   Goldman Sachs Group Inc.
               1.160%& 10/12/03!!@@........................................       300,000
                                                                              -----------
                                                                                  350,000
                                                                              -----------
             TIME DEPOSITS -- EURO -- 1.5%
   900,000   Societe Generale
               1.188% 10/01/03.............................................       900,000
                                                                              -----------
             TOTAL BANK OBLIGATIONS
               (Cost $7,203,001)...........................................     7,203,001
                                                                              -----------
             CORPORATE OBLIGATIONS -- 29.0%
             COMMERCIAL PAPER -- 12.7%
             AB Spintab
    49,000     Discount note 10/09/03......................................        48,989
   200,000     Discount note 10/14/03......................................       199,925
   250,000     Discount note 10/15/03......................................       249,900
   200,000     Discount note 12/23/03......................................       199,504
             Amstel Funding Corporation
   200,000     Discount note 10/08/03#.....................................       199,959
   100,000     Discount note 12/12/03#.....................................        99,792
   261,458     Discount note 12/15/03#.....................................       260,887
    50,000   Aspen Funding Corporation
               Discount note 11/10/03......................................        49,941
             Atlantis One Funding
    50,000     Discount note 11/12/03#.....................................        49,940
   116,566     Discount note 12/15/03#.....................................       116,313
    33,280   Barton Capital Corporation
               Discount note 05/20/04......................................        33,033
             Bavaria TRR Corporation
   100,000     Discount note 10/15/03##....................................        99,959
   298,000     Discount note 10/22/03......................................       297,811
    40,000     Discount note 10/24/03......................................        39,972
   225,000     Discount note 10/27/03#.....................................       224,823
   145,300     Discount note 10/30/03......................................       145,172
             Brahms Funding Corporation
    94,514     Discount note 10/22/03......................................        94,453
    47,141     Discount note 10/28/03......................................        47,102
    50,000     Discount note 11/24/03#.....................................        49,916
    90,000   Cancara Asset Securitisation LLC
               Discount note 10/15/03#.....................................        89,964
   100,000   Charta Corporation
               Discount note 10/09/03#.....................................        99,977
   120,000   CXC LLC
               Discount note 10/09/03#.....................................       119,973
    70,000   Delaware Funding Corporation
               Discount note 10/14/03#.....................................        69,974
    50,000   Eiffel Funding LLC
               Discount note 10/14/03#.....................................        49,981
    50,000   Fairway Finance Corporation
               Discount note 10/15/03#.....................................        49,980
             Galaxy Funding Inc.
   325,000     Discount note 10/14/03#.....................................       324,879
   130,000     Discount note 10/15/03#.....................................       129,948
    77,705     Discount note 12/18/03......................................        77,521

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             COMMERCIAL PAPER -- (CONTINUED)
             General Electric Capital International Funding, Inc.
$  150,000     Discount note 10/27/03#.....................................   $   149,882
   100,000     Discount note 10/28/03#.....................................        99,918
             GIRO Balanced Funding Corporation
    50,134     Discount note 10/15/03#.....................................        50,114
    22,363     Discount note 10/20/03#.....................................        22,351
   260,644   GIRO Funding US Corporation
               Discount note 10/15/03#.....................................       260,539
             Grampian Funding LLC
   125,000     Discount note 10/09/03#.....................................       124,971
   167,000     Discount note 10/30/03......................................       166,856
   250,000     Discount note 12/15/03#.....................................       249,438
    99,750     Discount note 12/30/03#.....................................        99,493
             Greyhawk Funding LLC
   126,000     Discount note 10/09/03#.....................................       125,971
   150,000     Discount note 10/15/03#.....................................       149,940
   181,000     Discount note 10/22/03#.....................................       180,891
   250,000     Discount note 10/23/03#.....................................       249,843
   200,000     Discount note 12/04/03......................................       199,616
   100,000     Discount note 12/11/03#.....................................        99,787
             Leafs LLC
   175,000     1.130%& 10/20/03!!#.........................................       175,000
   150,000     1.130%& 10/20/03!!#.........................................       150,000
             MOAT Funding LLC
    75,000     Discount note 10/14/03#.....................................        74,972
    75,000     Discount note 10/23/03#.....................................        74,953
   100,000     Discount note 12/15/03#.....................................        99,785
             Montauk Funding Corporation
   215,000     1.080%& 10/10/03#...........................................       215,000
   115,000     1.080%& 10/15/03!!..........................................       114,995
    50,000     1.090%& 10/15/03!!#.........................................        50,000
             Ness LLC
   232,089     Discount note 10/15/03#.....................................       231,996
    57,666     Discount note 12/11/03#.....................................        57,550
   150,000   Paradigm Funding LLC
               1.080%& 10/10/03#...........................................       150,000
             Scaldis Capital LLC
   150,000     Discount note 10/15/03#.....................................       149,940
   161,123     Discount note 10/28/03......................................       160,992
    75,000     Discount note 12/10/03#.....................................        74,850
   100,000   Sigma Finance Inc.
               1.090%& 10/01/03!!#.........................................       100,000
    48,623   Strips III LLC
               1.170%& 10/24/03!!#@@.......................................        48,623
    70,332   Sunbelt Funding Corporation
               Discount note 10/09/03#.....................................        70,316
   102,326   Surrey Funding Corporation
               Discount note 10/15/03#.....................................       102,285
                                                                              -----------
                                                                                7,850,455
                                                                              -----------
             CORPORATE BONDS AND
               NOTES -- 16.3%
       330   4-L Co of Carmel
               1.190%& 10/02/03!!..........................................           330
    50,000   ABN AMRO Bank NV, (Chicago)
               1.035%& 10/14/03!!..........................................        49,996

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
 $   3,595   Acme Paper& Supply Company
               1.240%& 10/02/03!!..........................................   $     3,595
   300,000   American Express Credit Corporation
               1.152%& 11/07/03!!..........................................       300,000
    10,420   Arogas Inc.
               1.170%& 10/02/03!!..........................................        10,420
    55,652   Associates Corporation, N.A.
               5.750% 11/01/03.............................................        55,834
     4,040   Atlanta Bread Company
               1.190%& 10/02/03!!..........................................         4,040
   125,000   Bank of New York Company, Inc.
               1.110%& 10/29/03!!..........................................       125,000
   450,000   Barclays Bank plc, (New York)
               1.050%& 12/11/03!!..........................................       449,934
             Bear Stearns Companies Inc.
   400,000     1.130%& 10/01/03!!..........................................       399,999
    26,500     1.730%& 11/24/03!!..........................................        26,614
    81,000   Bellsouth Corporation
               4.160% 04/26/04.............................................        82,249
     4,875   Berkeley Realty Company LLC
               1.220%& 10/02/03!!..........................................         4,875
     4,460   Berks Medical Realty LP
               1.170%& 10/02/03!!..........................................         4,460
             Beta Finance Inc.
    85,000     1.073%& 10/01/03!!#.........................................        85,000
   209,000     1.056%& 10/15/03!!#.........................................       208,994
   400,000     1.056%& 10/15/03#...........................................       399,999
    60,000     1.075%& 10/15/03!!..........................................        59,994
   200,000     1.080%& 10/15/03!!#.........................................       199,996
   100,000   BMW US Capital LLC
               1.120%& 10/14/03!!..........................................       100,000
     1,225   Bracalente Manufacturing
               1.270%& 10/02/03!!..........................................         1,225
   200,000   Canadian Imperial Bank of Commerce, (New York)
               1.080%& 10/29/03!!..........................................       199,974
     2,255   Carroll Canton Borrowing
               1.240%& 10/02/03!!..........................................         2,255
    90,000   Caterpillar Financial Services Corporation
               1.290%& 12/01/03!!..........................................        90,000
     8,150   Caterpillar Real Estate Holding LLC
               1.340%& 10/03/03!!..........................................         8,150
             CC (USA) Inc., MTN
    75,000     1.073%& 10/01/03!!#.........................................        75,000
   140,000     1.075%& 10/15/03!!..........................................       139,987
   250,000     1.088%& 12/15/03!!..........................................       249,997
    63,000   Citigroup Inc.
               5.700% 02/06/04.............................................        63,916
     5,340   Clinic Building LLC Project
               1.200%& 10/02/03!!..........................................         5,340
       310   Colortech Inc.
               1.190%& 10/02/03!!..........................................           310
    15,275   Conestoga Wood Specialty
               1.150%& 10/02/03!!##........................................        15,275

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$    6,355   Cornell Iron Works Inc.
               1.170%& 10/02/03!!..........................................   $     6,355
   221,000   Countrywide Home Loans Inc., Series K
               1.360%& 10/14/03!!..........................................       220,987
    55,000   Credit Suisse First Boston USA Inc.
               1.284%& 01/02/04!!..........................................        55,081
             Credit Suisse First Boston, (New York)
   175,000     1.100%& 10/14/03!!..........................................       175,000
   175,000     1.130%& 10/14/03!!..........................................       175,000
    65,000   Credit Suisse Group Finance (US)
               1.310%& 10/06/03............................................        65,001
     5,000   Crosspoint Community Church
               1.220%& 10/02/03!!..........................................         5,000
    17,395   Driftwood Landing Corporation
               1.200%& 10/02/03!!..........................................        17,395
     4,455   EB&B Properties LLC
               1.290%& 10/03/03!!..........................................         4,455
    56,650   First Security Bank, N.A.
               1.505%& 11/24/03............................................        56,682
   100,000   First Tennessee Bank
               1.090%& 10/06/03............................................       100,000
     3,435   Florida Orthopedic Institute
               1.220%& 10/02/03!!..........................................         3,435
     5,055   Galday Inn Inc.
               1.220%& 10/02/03!!..........................................         5,055
    13,750   Garlands of Barrington
               1.140%& 10/02/03!!..........................................        13,750
    55,000   General Electric Capital Corporation, MTN, Series A
               1.325%& 10/01/03!!..........................................        55,003
     4,250   Greenbrier Partners LLC
               1.190%& 10/02/03!!..........................................         4,250
    11,580   Hammon Branch-1 Borrow
               1.170%& 10/02/03!!..........................................        11,580
     3,450   Han Sung Industries
               1.220%& 10/02/03!!..........................................         3,450
       255   Horizon Development Company LLC
               1.190%& 10/01/03!!..........................................           255
     9,000   Hospital Laundry Services
               1.220%& 10/02/03!!..........................................         9,000
   125,000   Household Finance Corporation
               1.130%& 11/18/03!!..........................................       125,000
     3,915   Jackson Tube Service Inc.
               1.220%& 10/02/03!!..........................................         3,915
     7,620   James A. Martin and Donna F. Martin
               1.170%& 10/02/03!!..........................................         7,620
     5,420   Johnson Research and Development
               1.170%& 10/02/03!!##........................................         5,420

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$   10,000   JP Morgan & Company Inc.
               5.750% 02/25/04.............................................   $    10,165
             JP Morgan Chase & Company, Series C
    45,000     1.256%& 11/05/03!!..........................................        45,023
    70,000     1.287%& 11/10/03!!..........................................        70,083
    50,000     1.300%& 11/20/03!!..........................................        50,067
    60,000     1.290%& 12/22/03!!..........................................        60,056
       215   JX Enterprises Group
               1.190%& 10/02/03!!..........................................           215
             K2 (USA) LLC
   160,000     1.100%& 10/01/03!!#.........................................       160,000
   150,000     1.080%& 10/10/03!!..........................................       149,993
    50,000     1.180%& 12/15/03!!..........................................        50,031
   166,000     1.210% 08/09/04.............................................       165,757
   150,000   Key Bank, N.A.
               1.095%& 10/01/03!!..........................................       150,000
     2,820   L & H Holdings LLC
               1.340%& 10/03/03!!..........................................         2,820
    15,520   L.E. Pope Building Company
               1.170%& 10/02/03!!..........................................        15,520
             Links Finance LLC
   125,000     1.100%& 10/07/03!!#.........................................       124,996
    60,000     1.080%& 10/10/03!!..........................................        59,997
   100,000     1.080%& 10/15/03!!..........................................        99,990
   200,000     1.090%& 10/15/03!!..........................................       199,995
   100,000     1.110%& 10/17/03!!#.........................................       100,000
    40,000     1.080%& 10/20/03!!..........................................        39,997
     3,370   Long Term Capital LLC
               1.240%& 10/03/03!!..........................................         3,370
    17,700   LP Pinewood SPV
               1.120%& 10/02/03!!..........................................        17,700
       220   Macatawa Bank Corporation
               1.290%& 10/02/03!!..........................................           220
       250   Massachusetts Nursing
               1.140%& 10/01/03!!..........................................           250
     1,500   Max Daetwyler Corporation
               1.290%& 10/02/03!!..........................................         1,500
    90,000   Merck and Company, Inc.
               4.489%& 02/22/04!!..........................................        91,141
             Merrill Lynch and Company, Inc.
   100,000     1.080%& 10/14/03!!..........................................       100,000
   100,000     1.430%& 11/21/03!!..........................................       100,219
     2,250   Midtown Church of Christ
               1.340%& 10/03/03!!..........................................         2,250
             Morgan Stanley, Series C
   400,000     1.240%& 10/15/03!!..........................................       399,999
    50,000     1.430%& 11/14/03!!..........................................        50,112
    10,000     1.450%& 02/09/04............................................        10,010
             Northern Rock plc
   200,000     1.103%& 10/16/03!!#.........................................       200,000
   200,000     1.140%& 10/16/03!!#.........................................       200,000
   150,000     1.140%& 10/20/03!!#.........................................       150,007
     4,850   Pearlstine Distributors
               1.190%& 10/03/03!!..........................................         4,850
             Premier Asset LLC
   100,000     1.100%& 10/01/03!!..........................................       100,000
    50,000     1.046%& 10/15/03!!..........................................        50,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$    3,915   PRL Corporation
               1.200%& 10/02/03!!..........................................   $     3,915
     1,655   RDR Investment Company
               1.290%& 10/02/03!!..........................................         1,655
     1,140   Red Lion Evangelical Free Church
               1.290%& 10/02/03!!..........................................         1,140
     1,780   Rehab of El Paso
               1.200%& 10/01/03!!..........................................         1,780
    22,795   Resources and Conservation
               1.120%& 10/02/03!!..........................................        22,795
    29,000   RH Sheppard Company Inc.
               1.120%& 10/02/03!!..........................................        29,000
    10,385   Robb and Stucky Ltd.
               1.170%& 10/02/03!!..........................................        10,385
     5,100   Sahtooma LLC
               1.190%& 10/02/03!!..........................................         5,100
     7,400   Schlitz Park Associates II LP
               1.200%& 10/01/03!!..........................................         7,400
             Sigma Finance Inc.
   150,000     1.080%& 10/10/03!!..........................................       149,972
   100,000     1.080%& 10/15/03!!#.........................................        99,991
    50,000     1.080%& 10/15/03!!#.........................................        49,995
   300,000     1.080%& 10/15/03!!#.........................................       299,969
   215,000     1.085%& 10/15/03!!#.........................................       214,987
    35,000     1.220%& 10/27/03#...........................................        35,003
   300,000     1.080%& 11/06/03!!#.........................................       299,962
   100,000   SLM Corporation
               1.115%& 10/01/03!!..........................................        99,968
    95,990   SMM Trust 2002-M
               1.170%& 12/15/03............................................        95,990
    11,990   SMM Trust 2003-G
               1.290%& 12/03/03!!..........................................        11,990
   189,000   SMM Trust 2003-H
               1.140%& 12/23/03!!..........................................       189,000
     2,235   Somar LLC
               1.290%& 10/02/03!!..........................................         2,235
    30,000   SouthTrust Bank N.A.
               1.210%& 11/24/03!!..........................................        30,023
    19,140   Suncoast Beverage Sales, Ltd.
               1.150%& 10/02/03!!..........................................        19,140
     6,000   Supreme Beverage Company
               1.220%& 10/09/03!!..........................................         6,000
    10,010   Tack Capital Company
               1.120%& 10/02/03!!..........................................        10,010
    30,000   Tango Finance Corporation
               1.076%& 10/15/03!!..........................................        30,000
     2,220   Temple Beth AHM
               1.270%& 10/02/03!!..........................................         2,220
     6,620   TIM-BAR Corporation, Series 1998
               1.190%& 10/08/03!!..........................................         6,620
             Toyota Motor Credit Corporation
     6,000     5.625% 11/13/03.............................................         6,028
   125,000     1.070%& 12/16/03!!..........................................       124,973
    50,000   Toyota Motor Finance BV
               1.140%& 11/17/03!!..........................................        50,016
     9,202   Turf Valley Inc.
               1.170%& 10/02/03!!..........................................         9,202

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CORPORATE BONDS AND NOTES -- (CONTINUED)
$   10,200   United Steel Deck Inc., Series 1999
               1.140%& 10/02/03!!..........................................   $    10,200
     7,150   Venezia Enterprises
               1.170%& 10/02/03!!..........................................         7,150
             Wachovia Bank N.A
   200,000     1.050%& 10/01/03!!..........................................       200,000
    13,075     6.925% 10/15/03.............................................        13,100
       520   Wallace Enterprises LP
               1.190%& 10/02/03!!..........................................           520
     8,090   West Ridge Enterprises, Series 1998
               1.190%& 10/01/03!!..........................................         8,090
    30,000   Whistlejacket Capital LLC
               1.050%& 10/17/03!!..........................................        30,000
             Whistlejacket Capital Ltd.
    50,000     1.100%& 10/01/03!!..........................................        50,000
    35,000     1.074%& 11/03/03!!..........................................        35,000
             White Pine Finance LLC
    50,000     1.080%& 10/01/03!!#.........................................        50,000
    80,000     1.056%& 10/15/03!!#.........................................        79,998
    75,000     1.100%& 10/15/03!!#.........................................        74,997
    50,000     1.090%& 10/20/03!!#.........................................        50,000
    50,000     1.090%& 12/12/03!!..........................................        50,000
                                                                              -----------
                                                                               10,173,299
                                                                              -----------
             TOTAL CORPORATE OBLIGATIONS
               (Cost $18,023,754)..........................................    18,023,754
                                                                              -----------
             EXTENDABLE COMMERCIAL
               NOTES -- 2.0%
   100,000   Citibank Credit Card Master Trust I
               Discount note 12/09/03#.....................................        99,795
    83,000   Discover Card Master Trust I
               Discount note 12/18/03#.....................................        82,806
             MBNA Credit Card Master Trust II
    51,998     Discount note 10/15/03#.....................................        51,977
    80,000     Discount note 10/15/03#.....................................        79,968
             Mitten GMAC Mortgage Corporation
   180,000     Discount note 10/15/03#.....................................       179,923
   200,000     Discount note 10/15/03#.....................................       199,914
   200,000     Discount note 12/15/03#.....................................       199,533
   100,000     Discount note 12/22/03#.....................................        99,740
             Mitten Residential Funding Corporation
    50,000     Discount note 10/15/03#.....................................        49,978
    75,000     Discount note 10/30/03#.....................................        74,932
   100,000     Discount note 11/13/03#.....................................        99,865
    50,000     Discount note 11/13/03#.....................................        49,933
                                                                              -----------
             TOTAL EXTENDABLE
               COMMERCIAL NOTES
               (Cost $1,268,364)...........................................     1,268,364
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             Funding agreements -- 1.6%
$  100,000   GE Life Annuity
               1.230%& 11/25/03!!@@........................................   $   100,000
    50,000   Jackson National Life Insurance Company
               1.230%& 12/15/03!!@@........................................        50,000
   300,000   Monumental Life
               1.270%& 10/01/03!!@@........................................       300,000
   125,000   SunAmerica Life Insurance Company of America
               1.200%& 10/01/03!!@@........................................       125,000
             Transamerica Occidental Life Insurance Company
   125,000     1.330%& 10/01/03!!@@........................................       125,000
   117,000     1.360%& 10/01/03!!@@........................................       117,000
    20,000     1.250%& 11/03/03!!@@........................................        20,000
   132,000   Travelers Property Casualty Corporation
               1.223%& 11/03/03!!#@@.......................................       132,000
                                                                              -----------
             TOTAL FUNDING AGREEMENTS
               (Cost $969,000).............................................       969,000
                                                                              -----------
             MORTGAGE-BACKED
               SECURITIES -- 1.6%
             COMMERCIAL MORTGAGE-BACKED SECURITIES -- 1.6%
    50,000   CIT Equipment Collateral, Series 2003-EF1, Class A1,
               1.139% 10/15/04.............................................        50,000
    67,500   Granite Mortgages plc, Series 2003-1, Class 1A1,
               1.110%& 10/20/03!!..........................................        67,500
   100,000   Holmes Financing plc, Series 6, Class 1A,
               1.120%& 10/15/03............................................       100,000
   175,000   Holmes Financing plc, Series 7, Class 1A,
               1.080%& 10/15/03!!..........................................       175,000
   175,000   Permanent Financing plc, Series 2, Class 1A,
               1.080%& 10/10/03!!..........................................       175,000
   257,630   Residential Mortgage Securities, Series 15A, Class A1,
               1.160%& 10/09/03!!..........................................       257,630
   159,000   Residential Mortgage Securities, Series 16A, Class A1,
               1.132%& 10/11/03!!..........................................       159,000
                                                                              -----------
             TOTAL MORTGAGE-BACKED SECURITIES
               (Cost $984,130).............................................       984,130
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             MUNICIPAL BONDS AND
               NOTES -- 1.0%
             ALASKA -- 0.1%
$   32,585   Alaska State Housing Finance Corporation, Series 2001C, (MBIA
               Insured, GO of Corporation),
               1.070%& 10/02/03!!..........................................   $    32,585
                                                                              -----------

             CALIFORNIA -- 0.2%
    58,645   California Housing Finance Agency Revenue, Series 2000R,
               (AMBAC Insured, Westdeutshce Landesbank LOC, Bayerische
               Landesbank LOC,
               KBC Bank NV LOC),
               1.060%& 10/01/03!!..........................................        58,645
    26,230   Pasadena, California Public Financing Authority, Lease
               Revenue, (Paseo Colorado Package Facility Program) Series
               2000, (AMBAC Insured, KBC Bank NV SBPA),
               1.050%& 10/02/03!!..........................................        26,230
     1,000   San Jose, California Redevelopment Agency Revenue, Series
               2002H, (Bank of New York LOC),
               1.100%& 10/01/03!!..........................................         1,000
    11,250   San Jose, California Redevelopment Agency Revenue, Series
               2003A, (JP Morgan Chase Bank LOC),
               1.110%& 10/01/03!!..........................................        11,250
                                                                              -----------
                                                                                   97,125
                                                                              -----------
             COLORADO -- 0.1%
    55,175   Colorado Housing and Finance Authority, Single Family Mortgage
               Revenue, Series 2003B-2, (JP Morgan Chase Bank SBPA),
               1.070%& 10/01/03!!..........................................        55,175
     1,005   Denver City and County, Colorado Certificates of
               Participation, Series 2002B, (MBIA Insured, Bank One
               Colorado, N.A. SBPA),
               1.100%& 10/01/03!!..........................................         1,005
     7,000   Denver, Colorado City and County Certificates of
               Participation, (Justice Center Site Project) Series 2002C,
               (JP Morgan Chase Bank LOC),
               1.110%& 10/01/03!!..........................................         7,000
                                                                              -----------
                                                                                   63,180
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             CONNECTICUT -- 0.1%
$   10,765   Connecticut State Development Authority Industrial Development
               Revenue, (Latex Foam International Project) Series 2002,
               (Wachovia Bank N.A. LOC),
               1.170%& 10/02/03!!..........................................   $    10,765
    39,785   Connecticut State Housing Finance Authority Revenue, (Housing
               Mortgage Finance Program) Series 2002C-3, (FHLB SBPA),
               1.070%& 10/02/03!!..........................................        39,785
                                                                              -----------
                                                                                   50,550
                                                                              -----------
             FLORIDA -- 0.1%
    16,000   Florida Housing Finance Agency, Revenue, Series 1993, (MBIA
               Insured, Westdeutsche Landesbank SBPA),
               1.050%& 10/02/03!!..........................................        16,000
    34,700   Florida Housing Financing Corporation, Revenue, Series 2002A,
               (AMBAC Insured, SBPA Dexia Credit Local),
               1.100%& 10/02/03!!..........................................        34,700
                                                                              -----------
                                                                                   50,700
                                                                              -----------
             GEORGIA -- 0.0%+
     3,500   Columbus, Georgia Development Authority Revenue, (Fairfield
               Inn Project) Series 2003, (Regions Bank LOC),
               1.190%& 10/02/03!!..........................................         3,500
     5,000   Columbus, Georgia Development Authority Revenue, (Residence
               Inn Project) Series 2003, (Regions Bank LOC),
               1.190%& 10/02/03!!..........................................         5,000
    14,270   Talbot County, Georgia Development Authority IDR, (Junction
               City Mining Company Project) Series 2000, (First Union
               National Bank LOC),
               1.170%& 10/02/03!!..........................................        14,270
                                                                              -----------
                                                                                   22,770
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             MARYLAND -- 0.0%+
$    3,690   Maryland State Industrial Development Financing Authority,
               Economic Development Revenue, (Chesapeake Biology Lab
               Project) Series 1998, (First Union National Bank),
               1.190%& 10/02/03!!..........................................   $     3,690
                                                                              -----------
             MASSACHUSETTS -- 0.0%+
     1,750   Massachusetts State Development Financing Agency, Assisted
               Living Facilities Revenue, (Whalers Cove Project) Series
               2001B, (First Union National Bank LOC),
               1.290%& 10/02/03!!..........................................         1,750
                                                                              -----------
             MICHIGAN -- 0.0%+
       950   Michigan State Housing Development Authority, Multi-Family
               Revenue, Series 2003, (FHLB LOC),
               1.270%& 10/02/03!!..........................................           950
                                                                              -----------
             MINNESOTA -- 0.0%+
     7,230   Minnesota State Higher Education Facilities Authority,
               Revenue, (Concordia University Project) Series 2003, (U.S.
               Bank N.A. LOC),
               1.170%& 10/01/03!!..........................................         7,230
                                                                              -----------
             MISSISSIPPI -- 0.0%+
    15,000   Mississippi Business Financing Corporation IDR, (Telepex Inc.
               Project) Series 2000, (First Union National Bank LOC),
               1.120%& 10/02/03!!..........................................        15,000
     8,800   Mississippi Business Financing Corporation Revenue, Series
               1997B, (First Union National Bank LOC),
               1.190%& 10/02/03!!..........................................         8,800
                                                                              -----------
                                                                                   23,800
                                                                              -----------
             MISSOURI -- 0.0%+
     7,500   Missouri State Economic Development Export Revenue, (Biocraft
               Labs, Inc. Project) Series 1989, (PNC Bank LOC),
               1.170%& 10/01/03!!..........................................         7,500
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             NEW JERSEY -- 0.0%+
$      910   New Jersey Economic Development Authority Revenue, (Melrich
               Road Project) Series 2002B, (Wachovia Bank N.A.),
               1.320%& 10/02/03!!..........................................   $       910
     1,175   New Jersey Economic Development Authority Revenue, (PB Tower
               LLC Project) Series 2001, (First Union National Bank LOC),
               1.270%& 10/02/03!!..........................................         1,175
     7,310   New Jersey Economic Development Authority Revenue, Series
               1997, (First Union National Bank LOC),
               1.170%& 10/01/03!!..........................................         7,310
                                                                              -----------
                                                                                    9,395
                                                                              -----------
             NEW YORK -- 0.1%
     3,710   Clinton County, New York Industrial Development Agency IDR,
               (Bombardier Corporation Project) Series 1997A, (Marine
               Midland Bank LOC),
               1.300%& 10/02/03!!..........................................         3,710
    34,598   New York City, New York GO, Series 2001A-9, (FGIC Insured,
               FGIC SBPA),
               1.050%& 10/01/03!!..........................................        34,598
     5,810   New York State Housing Finance Agency Revenue, Series 2000B,
               (Key Bank N.A.),
               1.110%& 10/01/03!!..........................................         5,810
     8,000   New York State Housing Finance Agency Revenue, Series 2001,
               (FNMA Liquidity Facility),
               1.100%& 10/01/03!!..........................................         8,000
     2,300   New York State Housing Finance Agency, Revenue, (Taxable -360
               West 43 Street Project) Series 2002, (Bayerische Hypotheken
               und Vereinsbank LOC),
               1.270%& 10/01/03!!..........................................         2,300
    10,000   New York State Housing Financing Agency Revenue, Series 2002B,
               (Fleet National Bank LOC),
               1.110%& 10/01/03!!..........................................        10,000
     4,725   New York, New York City Housing Development Corporation,
               Multi-Family Housing Revenue, Series 2002, (Bayerische
               Landesbank LOC),
               1.110%& 10/01/03!!..........................................         4,725
                                                                              -----------
                                                                                   69,143
                                                                              -----------

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             TENNESSEE -- 0.0%+
$    4,200   Hamilton County, Tennessee Industrial Development Board IDR,
               Series 1999, (First Union National Bank LOC),
               1.240%& 10/02/03!!..........................................   $     4,200
       450   Memphis, Tennessee Health Educational and Housing Facilities
               Board Revenue, (Springdale Creek Project) Series 2003B,
               (First Tennessee Bank LOC),
               1.300%& 10/02/03!!..........................................           450
                                                                              -----------
                                                                                    4,650
                                                                              -----------
             TEXAS -- 0.1%
    45,045   Harris County -- Houston, Texas, Sports Authority Special
               Revenue, Jr. Lien, Series 2001D, (MBIA Insured, Morgan
               Guaranty Trust SBPA),
               1.150%& 10/02/03!!..........................................        45,045
                                                                              -----------
             VIRGINIA -- 0.2%
   140,000   Virginia State Housing Development Authority Commonwealth
               Revenue, Series 1996E,
               1.070%& 10/01/03!!..........................................       140,000
                                                                              -----------
             TOTAL MUNICIPAL BONDS AND NOTES
               (Cost $630,063).............................................       630,063
                                                                              -----------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 37.3%
             FEDERAL HOME LOAN BANK (FHLB) -- 5.8%
    80,709     Discount note 10/01/03......................................        80,709
    19,000     3.060% 10/24/03.............................................        19,015
   200,000     1.010%& 10/27/03!!..........................................       199,940
   135,457     Discount note 11/28/03......................................       135,233
    40,000     3.110% 12/03/03.............................................        40,118
    19,000     3.180% 12/03/03.............................................        19,057
   925,000     1.055%& 12/15/03!!..........................................       924,753
   232,000     Discount note 12/19/03......................................       231,478
   190,000     1.070%& 12/21/03!!..........................................       189,944
    56,000     5.375% 01/05/04.............................................        56,544
    80,000     3.750% 02/13/04.............................................        80,697
    34,645     5.250% 02/13/04.............................................        35,138
   250,000     Discount note 03/01/04......................................       248,871
    95,800     3.750% 04/15/04.............................................        97,165
   150,000     1.420% 04/21/04.............................................       150,000
   200,000     1.375% 05/11/04.............................................       200,000
   187,000     1.375% 05/12/04.............................................       187,000
   200,000     1.400% 05/14/04.............................................       200,000
   155,960     3.375% 06/15/04.............................................       158,435
    89,450     4.750% 06/28/04.............................................        91,863
    85,000     1.350% 08/25/04.............................................        85,002

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
$   60,000     1.360% 09/21/04.............................................   $    60,000
    50,000     1.420% 09/24/04.............................................        49,993
    30,000     1.470% 09/24/04.............................................        30,000
                                                                              -----------
                                                                                3,570,955
                                                                              -----------
             FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 15.2%
    50,000     Discount note 10/30/03......................................        49,958
   850,000     1.046%& 11/01/03!!..........................................       849,661
   650,000     1.059%& 11/01/03!!..........................................       649,738
   150,000     Discount note 11/13/03......................................       149,807
    47,949     6.375% 11/15/03.............................................        48,218
   575,000     Discount note 11/20/03......................................       574,138
    70,000     Discount note 12/04/03......................................        69,807
   405,000     Discount note 12/05/03......................................       404,276
    68,200     Discount note 12/09/03......................................        68,063
   320,000     1.107%& 12/09/03!!..........................................       320,000
   518,065     Discount note 12/10/03......................................       516,980
   943,808     Discount note 12/11/03......................................       941,834
   200,000     Discount note 12/12/03......................................       199,572
   125,000     Discount note 12/15/03......................................       124,719
   454,000     1.035%& 12/20/03!!..........................................       453,916
   858,382     Discount note 12/31/03......................................       856,001
   171,915     3.250% 01/15/04.............................................       172,799
 1,100,837     Discount note 02/26/04......................................     1,095,268
   112,850     Discount note 03/25/04......................................       112,260
   300,000     Discount note 03/31/04......................................       298,256
   120,000     Discount note 04/01/04......................................       119,299
    90,000     3.750% 04/15/04.............................................        91,320
    79,477     Discount note 04/22/04......................................        78,936
    74,150     Discount note 06/14/04......................................        73,494
   103,000     Discount note 06/17/04......................................       102,269
   435,000     Discount note 07/15/04......................................       431,209
    62,725     3.000% 07/15/04.............................................        63,558
    50,000     4.500% 08/15/04.............................................        51,436
   458,000     1.170% 08/20/04.............................................       458,000
                                                                              -----------
                                                                                9,424,792
                                                                              -----------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 16.1%
   301,148     Discount note 10/15/03......................................       301,028
   505,000     1.010%& 10/17/03!!..........................................       504,935
   400,000     1.000%& 10/18/03!!..........................................       399,844
   766,000     1.010%& 10/28/03!!..........................................       765,628
   150,000     Discount note 10/29/03......................................       149,878
   200,000     1.014%& 11/03/03!!..........................................       199,938
 2,148,387     Discount note 12/10/03......................................     2,144,182
    25,000     1.003%& 12/10/03!!..........................................        24,990
    87,076     Discount note 12/12/03......................................        86,837
   325,000     Discount note 12/15/03......................................       324,276
   100,000     Discount note 02/06/04......................................        99,543
    59,250     5.125% 02/13/04.............................................        60,073
   140,000     Discount note 03/10/04......................................       139,314
    41,020     4.750% 03/15/04.............................................        41,656
   950,000     Discount note 04/15/04......................................       944,333
    53,000     3.625% 04/15/04.............................................        53,713
   200,000     1.360% 04/28/04.............................................       200,000
    96,000     1.380% 05/07/04.............................................        96,000
    49,750     5.625% 05/14/04.............................................        51,095

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- (CONTINUED)
$  289,000     Discount note 06/25/04......................................   $   286,719
    19,115     7.400% 07/01/04.............................................        19,986
   200,000     1.080% 07/23/04.............................................       199,774
   350,000     6.500% 08/15/04.............................................       365,737
   191,000     1.200% 08/23/04.............................................       190,968
   285,000     1.400% 09/21/04.............................................       285,000
   272,000     1.500% 09/21/04.............................................       272,000
   565,000     1.530% 09/24/04.............................................       565,000
    95,000     1.550% 10/01/04.............................................        95,000
   778,500     1.340% 10/18/04.............................................       778,500
   300,000     1.350% 10/20/04.............................................       300,000
                                                                              -----------
                                                                                9,945,947
                                                                              -----------
             STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.2%
   111,845     4.750% 04/23/04.............................................       114,002
                                                                              -----------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
               (Cost $23,055,696)..........................................    23,055,696
                                                                              -----------
             U.S. TREASURY OBLIGATIONS -- 1.4%
             U.S. TREASURY BILLS -- 0.1%
    50,000     Discount note 01/15/04......................................        49,866
                                                                              -----------
             U.S. TREASURY NOTES -- 1.3%
   444,000     3.250% 12/31/03.............................................       445,999
    94,000     3.000% 01/31/04.............................................        94,504
     6,000     5.875% 02/15/04.............................................         6,105
    90,000     3.000% 02/29/04.............................................        90,666
    25,000     3.250% 05/31/04.............................................        25,356
   134,000     2.875% 06/30/04.............................................       135,823
    10,000     2.250% 07/31/04.............................................        10,098
                                                                              -----------
                                                                                  808,551
                                                                              -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $858,417).............................................       858,417
                                                                              -----------
             REPURCHASE AGREEMENTS -- 12.4%
   159,109   Agreement with Banque National de Paris, 1.080% dated 09/30/03 to be repurchased at $159,114 on 10/01/03 collateralized by:
               US Government and Agency Obligations; collateral valued at
               $162,291....................................................       159,109
   150,000   Agreement with Countrywide Home Loans, Inc., 0.800% dated
               09/30/03 to be repurchased at $150,003 on 10/01/03
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $153,000..........................................       150,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$2,200,000   Countrywide Home Loans, Inc., 1.150% dated 09/30/03 to be
               repurchased at $2,200,070 on 10/01/03 collateralized by:
               U.S. Government and Agency Obligations; collateral valued at
               $2,244,000..................................................   $ 2,200,000
   200,000   Agreement with Credit Suisse First Boston Corporation, 1.150%
               dated 09/30/03 to be repurchased at $200,006 on 10/01/03
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $204,000...............................       200,000
    46,896   Agreement with Dresdner Kleinwort Benson North America LLC,
               0.900% dated 09/30/03 to be repurchased at $46,897 on
               10/01/03 collateralized by: U.S. Government and Agency
               Obligations; collateral valued at $47,834...................        46,896
   873,499   Agreement with Dresdner Kleinwort Benson North America LLC,
               1.120% dated 09/30/03 to be repurchased at $873,526 on
               10/01/03 collateralized by: U.S. Government and Agency
               Obligations; collateral valued at $890,969..................       873,499
   215,459   Agreement with Dresdner Kleinwort Benson North America LLC,
               1.120% dated 09/30/03 to be repurchased at $215,466 on
               10/01/03 collateralized by: U.S. Government and Agency
               Obligations; U.S. Treasury Obligations; collateral valued at
               $219,772....................................................       215,459
 1,220,000   Agreement with Goldman Sachs and Company, 1.132% dated
               09/30/03 to be repurchased at $1,220,038 on 10/01/03
               collateralized by: Various Commercial Paper; collateral
               valued at $1,244,400........................................     1,220,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$   54,552   Agreement with Goldman Sachs and Company, 0.950% dated
               09/30/03 to be repurchased at $54,553 on 10/01/03
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $55,644...........................................   $    54,552
   100,000   Agreement with Lehman Brothers Inc., 1.240% dated 09/30/03 to be repurchased at $100,003 on 10/01/03 collateralized by:
               Various Commercial Paper; collateral valued at $102,000.....       100,000
   400,000   Agreement with Merrill Lynch Government Securities Inc.,
               1.130% dated 09/30/03 to be repurchased at $400,013 on
               10/01/03 collateralized by: Various Commercial Paper;
               collateral valued at $408,002...............................       400,000
   800,000   Agreement with Salomon Smith Barney Inc., 1.125% dated
               09/30/03 to be repurchased at $800,025 on 10/01/03
               collateralized by: Various Commercial Paper; collateral
               valued at $816,000..........................................       800,000
   900,000   Agreement with UBS Securities Inc., 1.150% dated 09/30/03 to be repurchased at $900,029 on 10/01/03 collateralized by:
               U.S. Government and Agency Obligations; collateral valued at
               $918,004....................................................       900,000
   400,000   Agreement with Westdeutsche Landesbank Girozentrale, 1.082%
               dated 09/30/03 to be repurchased at $400,012 on 10/01/03
               collateralized by: U.S. Government and Agency Obligations;
               U.S. Treasury Obligations; collateral valued at $408,000....       400,000
                                                                              -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $7,719,515)...........................................     7,719,515
                                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                 VALUE
                                                                                 (000)
------------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $62,720,005*)...............................     101.1%  $62,720,005
                                                                              -----------
             OTHER ASSETS AND LIABILITIES (NET)..................      (1.1)%
             Cash..........................................................   $       620
             Receivable for investment securities sold.....................       122,465
             Receivable for Fund shares sold...............................            38
             Interest receivable...........................................        83,168
             Receivable from investment advisor............................           106
             Payable for Fund shares redeemed..............................          (101)
             Investment advisory fee payable...............................        (6,351)
             Administration fee payable....................................        (3,336)
             Shareholder servicing and distribution fees payable...........        (9,939)
             Distributions payable.........................................       (14,684)
             Payable for investment securities purchased...................      (841,879)
             Accrued Trustees' fees and expenses...........................          (398)
             Accrued expenses and other liabilities........................        (2,641)
                                                                              -----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (672,932)
                                                                              -----------
             NET ASSETS..........................................     100.0%  $62,047,073
                                                                              ===========
             NET ASSETS CONSIST OF:
             Distributions in excess of net investment income..............   $        (6)
             Accumulated net realized loss on investments sold.............        (1,885)
             Paid-in capital...............................................    62,048,964
                                                                              -----------
             NET ASSETS....................................................   $62,047,073
                                                                              ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Cash Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                                 VALUE
------------------------------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($26,447,786,940 / 26,449,086,862 shares outstanding).........         $1.00
                                                                              ===========
             TRUST CLASS SHARES:
             ($4,291,293,603 / 4,291,588,368 shares outstanding)...........         $1.00
                                                                              ===========
             LIQUIDITY CLASS SHARES:
             ($1,456,483,321 / 1,456,444,692 shares outstanding)...........         $1.00
                                                                              ===========
             ADVISER CLASS SHARES:
             ($11,899,323,997 / 11,899,846,829 shares outstanding).........         $1.00
                                                                              ===========
             INVESTOR CLASS SHARES:
             ($3,093,898,688 / 3,094,545,646 shares outstanding)...........         $1.00
                                                                              ===========
             MARKET CLASS SHARES:
             ($186,418 / 185,993 shares outstanding).......................         $1.00
                                                                              ===========
             DAILY CLASS SHARES:
             ($9,379,922,042 / 9,380,142,735 shares outstanding)...........         $1.00
                                                                              ===========
             SERVICE CLASS SHARES:
             ($83,248,986 / 83,253,754 shares outstanding).................         $1.00
                                                                              ===========
             INVESTOR A SHARES:
             ($346,145,134 / 346,223,867 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR B SHARES:
             ($41,864,889 / 41,864,534 shares outstanding).................         $1.00
                                                                              ===========


                                                                                 VALUE
------------------------------------------------------------------------------------------
             INVESTOR C SHARES:
             ($3,391,603 / 3,391,599 shares outstanding)...................         $1.00
                                                                              ===========
             INSTITUTIONAL SHARES:
             ($4,986,943,096 / 4,986,887,961 shares outstanding)...........         $1.00
                                                                              ===========
             MARSICO SHARES:
             ($16,583,862 / 16,582,371 shares outstanding).................         $1.00
                                                                              ===========

---------------

 * Federal income tax information (see Note 7).

 & Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2003.

 !!Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 + Amount represents less than 0.1%.

 @@Restricted security (see Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.6%
            ASSET-BACKED --
              AUTO LOANS -- 1.5%
$  27,000   Americredit Automobile Receivables Trust, Series 2003-CF,
              Class A1,
              1.126% 09/07/04.............................................   $    27,000
   16,637   Bay View Auto Trust, Series 2003-LJ1, Class A1,
              1.135% 08/25/04.............................................        16,637
    2,058   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A1,
              1.200% 06/15/04.............................................         2,058
   34,694   Daimler Chrysler Auto Trust, Series 2003-A, Class A1,
              1.100% 08/08/04.............................................        34,694
   12,651   Household Automotive Trust, Series 2003-1, Class A1,
              1.240%& 10/17/03&&..........................................        12,651
   80,000   Whole Auto Loan Trust, Series 2003-1, Class A1,
              1.100% 09/15/04.............................................        80,000
                                                                             -----------
                                                                                 173,040
                                                                             -----------
            ASSET-BACKED -- OTHER -- 2.1%
   27,088   CIT Equipment Collateral, Series 2003-VT1, Class A1,
              1.209%& 10/20/03&&..........................................        27,088
   34,606   CNH Equipment Trust, Series 2003-A, Class A1,
              1.263%& 10/15/03&&..........................................        34,606
    8,792   G-Star Ltd., Series 2002-2A, Class A1MA,
              1.160%& 10/28/03&&..........................................         8,792
    7,293   G-Star Ltd., Series 2002-2A, Class A1MB,
              1.180%& 10/28/03&&..........................................         7,293
    5,541   Navistar Financial Corporation Owner Trust, Series 2003-A,
              Class A1,
              1.250%& 10/15/03&&..........................................         5,541
   50,000   Phoenix-Mistic CBO, Ltd., Series 2002-1A, Class A1A,
              1.409%& 03/15/04............................................        50,014
   76,000   Putnam Structured Product CDO, Series 2002-1A, Class A1E,
              1.170%& 10/10/03&&..........................................        76,001
   50,000   Winston Funding Ltd., Series 2003-1, Class A1MB,
              1.150%& 10/23/03&&..........................................        50,000
                                                                             -----------
                                                                                 259,335
                                                                             -----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $432,375).............................................       432,375
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            BANK OBLIGATIONS -- 11.1%
            BANK NOTES -- 1.8%
            Wells Fargo Bank N.A.
$ 135,000     1.060%& 10/07/03&&..........................................   $   134,991
   75,000     1.060%& 11/06/03&&..........................................        74,997
                                                                             -----------
                                                                                 209,988
                                                                             -----------
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.6%
   25,000   Branch Banking & Trust
              1.050%& 10/24/03&&..........................................        25,000
   50,000   Chase Manhattan Bank USA N.A.
              1.080%& 10/30/03&&..........................................        50,000
            First Tennessee Bank, (Memphis)
   15,000     1.070%& 10/21/03&&..........................................        15,000
   30,000     1.090%& 12/30/03&&..........................................        30,000
   25,000   SouthTrust Bank, N.A.
              1.330% 02/18/04.............................................        25,001
   50,000   Wells Fargo Bank N.A.
              1.060% 10/30/03.............................................        49,999
                                                                             -----------
                                                                                 195,000
                                                                             -----------
            CERTIFICATES OF DEPOSIT --
              EURO -- 0.1%
   10,000   Landesbank Hessen-Thueringen
              1.395% 10/07/03.............................................        10,000
                                                                             -----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 5.1%
   50,000   Abbey National Treasury Services plc
              1.080%& 12/29/03&&..........................................        49,996
   85,000   Credit Agricole Indosuez, (New York)
              1.060%& 12/31/03&&..........................................        84,987
            Credit Suisse First Boston, (New York)
  100,000     1.130%& 10/08/03&&..........................................       100,001
  100,000     1.095%& 10/20/03&&..........................................       100,000
   25,000   Danske Bank, (New York)
              1.960% 10/10/03.............................................        25,000
   75,000   Deutsche Bank AG, (New York)
              1.060%& 10/01/03&&..........................................        75,000
   75,000   Dresdner Bank, (New York)
              1.099%& 10/02/03............................................        75,000
   50,000   Svenska Handelsbanken, (New York)
              1.970% 10/10/03.............................................        50,000
   50,000   Westdeutsche Landesbank
              1.070%& 10/20/03&&..........................................        49,997
                                                                             -----------
                                                                                 609,981
                                                                             -----------
            PROMISSORY NOTES -- 0.8%
  100,000   Goldman Sachs Group Inc.
              1.160%& 10/12/03&&@@........................................       100,000
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            TIME DEPOSITS -- EURO -- 1.7%
$ 200,000   Societe Generale
              1.188% 10/01/03.............................................   $   200,000
                                                                             -----------
            TOTAL BANK OBLIGATIONS
              (Cost $1,324,969)...........................................     1,324,969
                                                                             -----------
            CORPORATE OBLIGATIONS -- 36.3%
            COMMERCIAL PAPER -- 17.3%
            AB Spintab
   35,000     Discount note 10/15/03......................................        34,986
  100,000     Discount note 12/23/03......................................        99,752
            Amstel Funding Corporation
   50,000     Discount note 10/08/03#.....................................        49,990
   50,000     Discount note 12/15/03#.....................................        49,892
   45,508   Atlantis One Funding
              Discount note 11/12/03#.....................................        45,453
            Bavaria TRR Corporation
   50,000     Discount note 10/15/03##....................................        49,980
   36,000     Discount note 10/22/03......................................        35,977
   40,000     Discount note 10/24/03......................................        39,972
   50,000     Discount note 10/27/03#.....................................        49,960
  107,000   Blue Ridge Asset Funding
              Discount note 10/01/03......................................       107,000
            Brahms Funding Corporation
   24,408     Discount note 10/01/03......................................        24,408
   33,340     Discount note 11/24/03#.....................................        33,284
   50,000   CXC LLC
              Discount note 10/09/03#.....................................        49,989
   49,129   Eiffel Funding LLC
              Discount note 10/14/03#.....................................        49,111
            Galaxy Funding Inc.
   25,000     Discount note 10/15/03#.....................................        24,990
   50,000     Discount note 12/18/03......................................        49,882
  120,000   General Electric Capital International Funding, Inc.
              Discount note 10/27/03#.....................................       119,906
            Grampian Funding LLC
   50,000     Discount note 10/09/03#.....................................        49,988
   75,000     Discount note 10/30/03......................................        74,935
   50,000     Discount note 12/15/03#.....................................        49,888
            Greyhawk Funding LLC
   50,000     Discount note 10/15/03#.....................................        49,980
   93,000     Discount note 10/22/03#.....................................        92,944
   89,984     Discount note 11/14/03......................................        89,866
            Leafs LLC
   50,000     1.130%& 10/20/03&&#.........................................        50,000
   50,000     1.130%& 10/20/03&&#.........................................        50,000
            MOAT Funding LLC
   90,000     Discount note 10/15/03#.....................................        89,964
   25,000     Discount note 10/23/03#.....................................        24,984
   50,000   Montauk Funding Corporation
              1.080%& 10/10/03#...........................................        50,000
            Ness LLC
   39,639     Discount note 10/10/03#.....................................        39,629
   30,086     Discount note 12/05/03......................................        30,027
   32,222     Discount note 12/10/03#.....................................        32,158
   20,114     Discount note 12/12/03#.....................................        20,073
   50,000   Newport Funding Corporation
              Discount note 11/10/03......................................        49,941

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 150,000   Paradigm Funding LLC
              1.080%& 10/10/03#...........................................   $   149,999
            Scaldis Capital LLC
   68,141     Discount note 10/15/03#.....................................        68,114
   75,000     Discount note 10/28/03......................................        74,939
   14,351     Discount note 12/08/03#.....................................        14,323
                                                                             -----------
                                                                               2,066,284
                                                                             -----------
            CORPORATE BONDS AND
              NOTES -- 19.0%
    7,105   Acton Assisted Living
              1.240%& 10/02/03&&..........................................         7,105
   13,994   Associates Corporation N.A.
              5.800% 04/20/04.............................................        14,348
  180,000   Barclays Bank plc, (New York)
              1.050%& 12/11/03&&..........................................       179,973
   50,000   Bear Stearns Companies Inc.
              1.130%& 10/01/03&&..........................................        50,000
            Beta Finance Inc.
   25,000     1.073%& 10/01/03&&#.........................................        25,000
   50,000     1.056%& 10/15/03&&#.........................................        49,999
  100,000     1.056%& 10/15/03#...........................................       100,000
   25,000     1.075%& 10/15/03&&..........................................        24,998
   70,000     1.080%& 10/15/03&&#.........................................        69,999
            CC (USA) Inc., MTN
   25,000     1.073%& 10/01/03&&#.........................................        25,000
   50,000     1.075%& 10/15/03&&..........................................        49,995
   10,000   Citigroup Inc.
              5.700% 02/06/04.............................................        10,145
            Credit Suisse First Boston, (New York)
   75,000     1.100%& 10/14/03&&..........................................        75,000
   75,000     1.130%& 10/14/03&&..........................................        75,000
            General Electric Capital Corporation
   15,000     1.180%& 10/22/03............................................        15,001
   15,000     1.210%& 10/22/03&&..........................................        15,011
   30,300     1.120%& 10/28/03&&..........................................        30,304
   20,000   General Electric Capital Corporation, MTN, Series A
              1.325%& 10/01/03&&..........................................        20,001
   50,000   Household Finance Corporation
              1.130%& 11/18/03&&..........................................        50,000
   29,180   JP Morgan Chase & Company
              5.750% 04/15/04.............................................        29,864
            JP Morgan Chase & Company, Series C
   30,000     1.255%& 11/05/03&&..........................................        30,017
   25,000     1.287%& 11/10/03&&..........................................        25,030
   56,250     1.300%& 11/20/03&&..........................................        56,322
            K2 (USA) LLC
   75,000     1.100%& 10/01/03&&#.........................................        75,000
   50,000     1.080%& 10/10/03&&..........................................        49,998
            Links Finance LLC
   40,000     1.100%& 10/07/03&&#.........................................        39,999
   25,000     1.080%& 10/10/03&&..........................................        24,999
   35,000     1.110%& 10/17/03&&#.........................................        35,000
   50,000   MBIA Global Funding LLC
              1.100%& 10/08/03............................................        50,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Merrill Lynch and Company, Inc.
$  25,000     1.080%& 10/14/03&&..........................................   $    25,000
   25,220     1.430%& 11/21/03&&..........................................        25,275
  100,000   Morgan Stanley, Series C
              1.240%& 10/15/03&&..........................................       100,000
            Northern Rock plc
   45,000     1.103%& 10/16/03&&#.........................................        45,000
   45,000     1.140%& 10/16/03&&#.........................................        45,000
   20,000   Premier Asset LLC
              1.046%& 10/15/03&&..........................................        20,000
    6,800   Schlitz Park Associates II LP
              1.200%& 10/01/03&&..........................................         6,800
            Sigma Finance Inc.
   60,000     1.090%& 10/01/03&&#.........................................        60,000
   25,000     1.080%& 10/10/03&&..........................................        24,995
   50,000     1.080%& 10/15/03&&#.........................................        49,995
  100,000     1.080%& 10/15/03&&#.........................................        99,990
            SMM Trust 2002-M
   20,000     1.170%& 12/15/03............................................        20,000
   21,000     1.310%& 12/15/03............................................        21,000
   17,490   SMM Trust 2003-H
              1.265%& 12/23/03&&..........................................        17,490
            Tango Finance Corporation, MTN
   35,000     1.090%& 10/15/03&&..........................................        35,000
   15,000     1.090%& 10/23/03&&#.........................................        15,000
   50,000   Toyota Motor Credit Corporation
              1.070%& 12/16/03&&..........................................        49,989
            Whistlejacket Capital Ltd.
   10,000     1.100%& 10/01/03&&..........................................        10,000
   48,000     1.085%& 10/14/03&&..........................................        47,998
   25,000     1.074%& 11/04/03&&..........................................        25,000
            White Pine Finance LLC
   50,000     1.080%& 10/01/03&&#.........................................        50,000
   30,000     1.056%& 10/15/03&&#.........................................        29,999
   40,000     1.100%& 10/15/03&&#.........................................        39,998
   40,000     1.080%& 10/20/03&&..........................................        39,997
   45,000     1.090%& 10/20/03&&#.........................................        45,000
                                                                             -----------
                                                                               2,251,634
                                                                             -----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $4,317,918)...........................................     4,317,918
                                                                             -----------
            EXTENDABLE COMMERCIAL
              NOTES -- 1.4%
   50,000   Citibank Credit Card Master Trust I
              Discount note 12/09/03#.....................................        49,897
            Mitten GMAC Mortgage Corporation
   25,000     Discount note 10/15/03#.....................................        24,989
   20,000     Discount note 12/22/03#.....................................        19,948

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            EXTENDABLE COMMERCIAL NOTES -- (CONTINUED)
            Mitten Residential Funding Corporation
$  25,000     Discount note 10/30/03#.....................................   $    24,977
   50,000     Discount note 11/13/03#.....................................        49,934
                                                                             -----------
            TOTAL EXTENDABLE
              COMMERCIAL NOTES
              (Cost $169,745).............................................       169,745
                                                                             -----------
            MORTGAGE-BACKED
              SECURITIES -- 2.3%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.3%
   25,000   Granite Mortgages plc, Series 2003-1, Class 1A1,
              1.110%& 10/20/03&&..........................................        25,000
   50,000   Holmes Financing plc, Series 6, Class 1A,
              1.120%& 10/15/03............................................        50,000
   75,000   Holmes Financing plc, Series 7, Class 1A,
              1.080%& 10/15/03&&..........................................        75,000
   65,000   Permanent Financing plc, Series 2, Class 1A,
              1.080%& 10/10/03&&..........................................        65,000
   58,909   Residential Mortgage Securities, Series 15A, Class A1,
              1.160%& 10/09/03&&..........................................        58,909
                                                                             -----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $273,909).............................................       273,909
                                                                             -----------
            MUNICIPAL BONDS AND
              NOTES -- 1.1%
            CALIFORNIA -- 0.7%
   81,250   California Housing Finance Agency Revenue, Series 2000K, (FSA
              Insured),
              1.050%& 10/01/03&&..........................................        81,250
                                                                             -----------
            COLORADO -- 0.0%+
    4,000   Denver, Colorado City and County Airport Revenue Refunding,
              Series 2002D, (Societe Generale LOC),
              1.100%& 10/01/03&&..........................................         4,000
                                                                             -----------
            NEW YORK -- 0.4%
   47,902   New York City, New York GO, Series 2001A-9, (FGIC Insured,
              FGIC SBPA),
              1.050%& 10/01/03&&..........................................        47,902
                                                                             -----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $133,152).............................................       133,152
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 30.2%
            FEDERAL HOME LOAN BANK (FHLB) -- 5.9%
$  37,545     3.125% 11/14/03.............................................   $    37,627
  300,000     1.055%& 12/15/03&&..........................................       299,919
  100,000     Discount note 12/19/03......................................        99,774
   15,380     3.750% 02/13/04.............................................        15,516
   50,000     Discount note 03/01/04......................................        49,774
   23,500     1.420% 04/21/04.............................................        23,500
   50,000     1.375% 05/11/04.............................................        50,000
   10,000     1.350% 05/12/04.............................................         9,997
   50,000     1.375% 05/12/04.............................................        50,000
   25,000     3.375% 06/15/04.............................................        25,393
   10,000     4.750% 06/28/04.............................................        10,269
   25,000     1.350% 08/25/04.............................................        25,001
   10,000     1.420% 09/24/04.............................................         9,999
                                                                             -----------
                                                                                 706,769
                                                                             -----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 16.4%
   75,000     1.046%& 11/01/03&&..........................................        74,970
   50,000     1.059%& 11/01/03&&..........................................        49,980
   68,600     Discount note 11/13/03......................................        68,512
  200,000     Discount note 11/20/03......................................       199,700
   20,000     Discount note 12/04/03......................................        19,945
  150,000     1.107%& 12/09/03&&..........................................       150,000
  790,000     Discount note 12/10/03......................................       788,346
  150,000     Discount note 12/11/03......................................       149,686
   75,000     Discount note 12/15/03......................................        74,831
  200,000     Discount note 02/26/04......................................       199,063
    3,000     6.313% 02/26/04.............................................         3,060
  110,000     Discount note 03/31/04......................................       109,360
   50,000     Discount note 04/01/04......................................        49,708
   20,000     1.170% 08/20/04.............................................        20,000
                                                                             -----------
                                                                               1,957,161
                                                                             -----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 7.9%
  115,000     1.010%& 10/17/03&&..........................................       114,985
  100,000     1.000%& 10/18/03&&..........................................        99,961
  100,000     1.010%& 10/28/03&&..........................................        99,937
  100,000     Discount note 12/15/03......................................        99,777
   40,000     5.125% 02/13/04.............................................        40,588
   21,475     Discount note 03/03/04......................................        21,374
    7,288     3.000% 06/15/04.............................................         7,378
   43,000     1.080% 07/23/04.............................................        42,951
   62,954     6.500% 08/15/04.............................................        65,785
   50,000     1.400% 09/21/04.............................................        50,000
  100,000     1.500% 09/21/04.............................................       100,000
   50,000     1.530% 09/24/04.............................................        50,000
   25,000     1.550% 10/01/04.............................................        25,000
   25,000     1.340% 10/18/04.............................................        25,000
  100,000     1.014%& 11/03/05&&..........................................        99,969
                                                                             -----------
                                                                                 942,705
                                                                             -----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $3,606,635)...........................................     3,606,635
                                                                             -----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 15.7%
$ 300,000   Agreement with Countrywide Home Loans, Inc., 1.150% dated
              09/30/03 to be repurchased at $300,010 on 10/01/03
              collateralized by: U.S. Government and Agency Obligations;
              collateral valued at $306,000...............................   $   300,000
  526,501   Agreement with Dresdner Kleinworth Benson North America LLC,
              1.120% dated 09/30/03 to be repurchased at $526,517 on
              10/01/03 collateralized by: U.S. Government and Agency
              Obligations; U.S. Treasury Obligations; collateral valued at
              $537,035....................................................       526,501
  250,000   Agreement with Goldman Sachs and Company, 1.130% dated
              09/30/03 to be repurchased at $250,008 on 10/01/03
              collateralized by: Various Commercial Paper; collateral
              valued at $255,000..........................................       250,000
  200,000   Agreement with J.P. Morgan Securities Inc., 1.160% dated
              09/30/03 to be repurchased at $200,006 on 10/01/03
              collateralized by: Various Commercial Paper; collateral
              valued at $204,000..........................................       200,000
  100,000   Agreement with Merrill Lynch Government Securities Inc.,
              1.130% dated 09/30/03 to be repurchased at $100,003 on
              10/01/03 collateralized by: Various Commercial Paper;
              collateral valued at $102,004...............................       100,000
  200,000   Agreement with Salomon Smith Barney Inc., 1.125% dated
              09/30/03 to be repurchased at $200,006 on 10/01/03
              collateralized by: Various Commercial Paper; collateral
              valued at $204,000..........................................       200,000
  100,000   Agreement with UBS Warburg, 1.150% dated 09/30/03 to be
              repurchased at $100,003 on 10/01/03 collateralized by: U.S.
              Government and Agency Obligations; collateral valued at
              $102,001....................................................       100,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS MONEY MARKET FUNDS

Nations Money Market Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
-----------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$ 200,000   Agreement with Westdeutsche Landesbank Girozentrale, 1.045%
              dated 09/30/03 to be repurchased at $200,006 on 10/01/03
              collateralized by: U.S. Government and Agency Obligations;
              U.S. Treasury Obligations; collateral valued at $204,000....   $   200,000
                                                                             -----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $1,876,501)...........................................     1,876,501
                                                                             -----------
            TOTAL INVESTMENTS
              (Cost $12,135,204*)...............................     101.7%   12,135,204
                                                                             -----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (1.7)%

            Interest receivable...........................................   $    11,108
            Payable for Fund shares redeemed..............................            (4)
            Investment advisory fee payable...............................        (1,236)
            Administration fee payable....................................          (624)
            Shareholder servicing and distribution fees payable...........          (694)
            Due to custodian..............................................            (5)
            Distributions payable.........................................        (3,948)
            Payable for investment securities purchased...................      (206,010)
            Accrued Trustees' fees and expenses...........................           (57)
            Accrued expenses and other liabilities........................          (672)
                                                                             -----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (202,142)
                                                                             -----------
            NET ASSETS..........................................     100.0%  $11,933,062
                                                                             ===========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       131
            Accumulated net realized gain on investments sold.............           191
            Paid-in capital...............................................    11,932,740
                                                                             -----------
            NET ASSETS....................................................   $11,933,062
                                                                             ===========



                                                                                VALUE
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($8,601,592,832 / 8,601,425,546 shares outstanding)...........         $1.00
                                                                             ===========
            TRUST CLASS SHARES:
            ($42,698,824 / 42,802,160 shares outstanding).................         $1.00
                                                                             ===========
            LIQUIDITY CLASS SHARES:
            ($498,517,106 / 498,442,030 shares outstanding)...............         $1.00
                                                                             ===========
            ADVISER CLASS SHARES:
            ($1,846,810,600 / 1,846,735,014 shares outstanding)...........         $1.00
                                                                             ===========
            INVESTOR CLASS SHARES:
            ($62,324,377 / 62,304,681 shares outstanding).................         $1.00
                                                                             ===========
            DAILY CLASS SHARES:
            ($4,391,294 / 4,389,659 shares outstanding)...................         $1.00
                                                                             ===========
            SERVICE CLASS SHARES:
            ($3,345,889 / 3,340,792 shares outstanding)...................         $1.00
                                                                             ===========
            INVESTOR B SHARES:
            ($12,506,198 / 12,505,061 shares outstanding).................         $1.00
                                                                             ===========
            INVESTOR C SHARES:
            ($862,991 / 862,927 shares outstanding).......................         $1.00
                                                                             ===========
            INSTITUTIONAL SHARES:
            ($860,011,673 / 859,972,879 shares outstanding)...............         $1.00
                                                                             ===========

---------------

 *Federal income tax information (see Note 7).

 &Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2003.

 &&
  Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

 #Security not registered under the Securities Act of 1933, as amended.
  These securities may be resold in transactions exempt from registration to qualified institutional buyers.

##Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +Amount represents less than 0.1%.

 @@
  Restricted security (see Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- 72.3%
$  500,000   Agreement with Banque National de Paris, 0.970% dated 09/30/03 to be repurchased at $500,013 on 10/01/03 collateralized by:
               U.S. Treasury Obligations; collateral valued at $510,001....   $   500,000
 1,500,000   Agreement with Barclays Capital Inc., 0.970% dated 09/30/03 to be repurchased at $1,500,040 on 10/01/03 collateralized by:
               U.S. Treasury Obligations; collateral valued at $1,530,000..     1,500,000
 1,000,000   Agreement with Bear Stearns Companies Inc., 0.970% dated
               09/30/03 to be repurchased at $1,000,026 on 10/01/03
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $1,021,821........................................     1,000,000
   300,000   Agreement with Bear Stearns Companies Inc., 1.070% dated
               09/30/03 to be repurchased at $300,009 on 10/01/03
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $306,003...............................       300,000
   200,000   Deutsche Bank Securities Inc., 1.290% with a final maturity date of 09/16/04. Interest receivable at September 30, 2003 was $294, collateralized by: U.S. Treasury Obligations;
               collateral valued at $204,000@@.............................       200,000
   200,000   Agreement with First Union Securities, Inc., 1.070% dated
               09/30/03 to be repurchased at $200,006 on 10/01/03
               collateralized by: U.S. Government Agency and Obligations;
               collateral valued at $204,000...............................       200,000
   345,448   Agreement with Goldman Sachs and Company 0.950% dated 09/30/03 to be repurchased at $345,457 on 10/01/03 collateralized by:
               U.S. Treasury Obligations; collateral valued at $352,358....       345,448
   500,000   Agreement with Greenwich Capital Markets Inc., 0.960% dated
               09/30/03 to be repurchased at $500,013 on 10/01/03
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $510,002..........................................       500,000

PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  300,000   Agreement with J.P. Morgan Securities Inc., 1.050% dated
               09/30/03 to be repurchased at $300,009 on 10/01/03
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $306,001...............................   $   300,000
 1,000,000   Agreement with UBS Warburg, 0.970% dated 09/30/03 to be
               repurchased at $1,000,027 on 10/01/03 collateralized by:
               U.S. Government and Agency Obligations; collateral valued at
               $1,020,001..................................................     1,000,000
 1,000,000   Agreement with UBS Warburg, 1.050% dated 09/30/03 to be
               repurchased at $1,000,029 on 10/01/03 collateralized by:
               U.S. Treasury Obligations; collateral valued at $1,020,002..     1,000,000
   300,000   Agreement with Westdeutsche Landesbank Girozentrale, 0.970%
               dated 09/30/03 to be repurchased at $300,008 on 10/01/03
               collateralized by: U.S. Treasury Obligations; collateral
               valued at $306,001..........................................       300,000
   200,000   Agreement with Westdeutsche Landesbank Girozentrale, 1.070%
               dated 09/30/03 to be repurchased at $200,006 on 10/01/03
               collateralized by: U.S. Government and Agency Obligations;
               collateral valued at $204,000...............................       200,000
                                                                              -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $7,345,448)...........................................     7,345,448
                                                                              -----------
             U.S. TREASURY
               OBLIGATIONS -- 27.6%
             U.S. TREASURY BILLS -- 1.7%
    68,000     Discount note 12/11/03......................................        67,883
   100,000     Discount note 01/15/04......................................        99,731
                                                                              -----------
                                                                                  167,614
                                                                              -----------
             U.S. TREASURY BONDS -- 0.4%
    40,000     2.125% 08/31/04.............................................        40,300
                                                                              -----------
             U.S. TREASURY NOTES -- 25.5%
   274,000     2.750% 10/31/03.............................................       274,274
   189,000     4.250% 11/15/03.............................................       189,563
   134,000     3.000% 11/30/03.............................................       134,346
   192,000     3.250% 12/31/03.............................................       192,941

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS MONEY MARKET FUNDS

Nations Treasury Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                         VALUE
  (000)                                                                          (000)
------------------------------------------------------------------------------------------
             U.S. TREASURY NOTES -- (CONTINUED)
  $ 75,000     3.000% 01/31/04.............................................   $    75,402
   417,000     3.000% 02/29/04.............................................       420,033
   312,000     3.625% 03/31/04.............................................       315,888
   406,000     3.375% 04/30/04.............................................       411,007
   313,000     2.875% 06/30/04.............................................       317,327
   183,000     2.250% 07/31/04.............................................       184,702
    75,000     1.875% 09/30/04.............................................        75,392
                                                                              -----------
                                                                                2,590,875
                                                                              -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $2,798,789)...........................................     2,798,789
                                                                              -----------
             TOTAL INVESTMENTS
               (Cost $10,144,237*)...............................      99.9%   10,144,237
                                                                              -----------
             OTHER ASSETS AND
               LIABILITIES (NET).................................       0.1%
             Interest receivable...........................................   $    19,860
             Investment advisory fee payable...............................        (1,046)
             Administration fee payable....................................          (551)
             Shareholder servicing and distribution fees payable...........        (2,100)
             Distributions payable.........................................        (2,444)
             Accrued Trustees' fees and expenses...........................          (269)
             Accrued expenses and other liabilities........................          (286)
                                                                              -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...........................................        13,164
                                                                              -----------
             NET ASSETS..........................................     100.0%  $10,157,401
                                                                              ===========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $        46
             Accumulated net realized loss on investments sold.............           (68)
             Paid-in capital...............................................    10,157,423
                                                                              -----------
             NET ASSETS....................................................   $10,157,401
                                                                              ===========
                                                                                 VALUE
------------------------------------------------------------------------------------------
             NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($1,844,566,221 / 1,844,888,248 shares outstanding)...........         $1.00
                                                                              ===========
             TRUST CLASS SHARES:
             ($799,964,210 / 800,339,781 shares outstanding)...............         $1.00
                                                                              ===========
             LIQUIDITY CLASS SHARES:
             ($418,964,427 / 418,938,246 shares outstanding)...............         $1.00
                                                                              ===========
             ADVISER CLASS SHARES:
             ($4,312,997,399 / 4,313,457,011 shares outstanding)...........         $1.00
                                                                              ===========
             INVESTOR CLASS SHARES:
             ($611,727,855 / 612,009,248 shares outstanding)...............         $1.00
                                                                              ===========
             DAILY CLASS SHARES:
             ($436,262,314 / 436,433,435 shares outstanding)...............         $1.00
                                                                              ===========
             SERVICE CLASS SHARES:
             ($32,254,189 / 32,267,278 shares outstanding).................         $1.00
                                                                              ===========
             INVESTOR A SHARES:
             ($763,851,955 / 764,416,016 shares outstanding)...............         $1.00
                                                                              ===========
             INVESTOR B SHARES:
             ($407,613 / 407,606 shares outstanding).......................         $1.00
                                                                              ===========
             INSTITUTIONAL SHARES:
             ($936,404,826 / 936,405,123 shares outstanding)...............         $1.00
                                                                              ===========

---------------

 *Federal income information (see Note 7).

 @@
  Restricted security (see Note 5).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 100.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 15.9%
$  50,000     0.990%& 10/01/03&&..........................................   $   49,988
   75,000     1.000%& 10/01/03&&..........................................       75,000
  100,000     1.015%& 10/01/03&&..........................................       99,996
  200,000     1.015%& 10/01/03&&..........................................      199,994
  100,000     1.020%& 10/10/03&&..........................................       99,991
   40,090     1.164%& 10/14/03&&..........................................       40,082
  100,000     0.995%& 11/01/03&&..........................................       99,992
  100,000     1.000%& 11/04/03&&..........................................       99,960
                                                                             ----------
                                                                                765,003
                                                                             ----------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 84.3%
  175,566     Discount note 10/01/03......................................      175,566
   27,830     3.125% 10/01/03.............................................       27,830
  200,000     1.003%& 10/06/03&&..........................................      199,979
  430,340     Discount note 10/08/03......................................      430,254
   71,898     Discount note 10/10/03......................................       71,880
    4,451     Discount note 10/14/03......................................        4,449
  128,262     Discount note 10/15/03......................................      128,212
   86,103     Discount note 10/15/03......................................       86,069
   57,266     Discount note 10/17/03......................................       57,241
  100,000     1.000%& 10/17/03&&..........................................       99,961
  262,177     Discount note 10/22/03......................................      262,022
  243,328     Discount note 10/24/03......................................      243,166
  200,000     1.000%& 10/24/03&&..........................................      199,964
   10,000     3.060% 10/24/03.............................................       10,008
  250,000     1.016%& 10/25/03&&..........................................      249,931
    1,295     Discount note 10/31/03......................................        1,294
   50,530     Discount note 11/07/03......................................       50,477
   35,686     Discount note 11/12/03......................................       35,644
   24,000     2.500% 11/14/03.............................................       24,019
   47,500     3.125% 11/14/03.............................................       47,587
   25,695     6.375% 11/14/03.............................................       25,845
    4,221     Discount note 11/19/03......................................        4,215
  173,400     Discount note 11/21/03......................................      173,145
    2,870     Discount note 11/25/03......................................        2,864
   15,407     Discount note 11/26/03......................................       15,382
   75,000     0.990%& 11/27/03&&..........................................       74,978
  169,382     Discount note 11/28/03......................................      169,100
   15,000     3.180% 12/03/03.............................................       15,045
   97,000     0.970%& 12/04/03&&..........................................       96,992
  200,000     1.055%& 12/15/03&&..........................................      199,946
   50,000     1.070%& 12/21/03&&..........................................       49,985
   10,000     0.975%& 12/29/03&&..........................................        9,997
  115,710     5.375% 01/05/04.............................................      116,875
  100,000     0.970%& 01/06/04&&..........................................       99,967
   73,000     Discount note 02/04/04......................................       72,711
   84,000     Discount note 02/13/04......................................       83,649
   14,400     3.750% 02/13/04.............................................       14,541
   45,000     5.250% 02/13/04.............................................       45,657
   87,905     3.750% 04/15/04.............................................       89,137

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- (CONTINUED)
$  29,950     4.875% 04/16/04.............................................   $   30,543
   25,000     1.420% 04/21/04.............................................       25,000
    5,000     3.375% 05/14/04.............................................        5,067
    5,000     3.375% 06/15/04.............................................        5,072
   98,000     4.750% 06/28/04.............................................      100,614
    5,000     1.250% 07/02/04.............................................        4,998
   50,000     1.350% 08/25/04.............................................       50,001
   30,000     1.360% 09/21/04.............................................       30,000
   30,000     1.420% 09/24/04.............................................       29,996
   15,000     1.470% 09/24/04.............................................       15,000
                                                                             ----------
                                                                              4,061,875
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 0.4%
   20,000     1.400% 09/21/04.............................................       20,000
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $4,846,878)...........................................    4,846,878
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 0.3%
              (Cost $15,146)
            U.S. TREASURY NOTES -- 0.3%
   15,000     2.250% 07/31/04.............................................       15,146
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $4,862,024*)................................     100.9%   4,862,024
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (0.9)%
            Cash..........................................................   $        1
            Interest receivable...........................................        9,782
            Investment advisory fee payable...............................         (493)
            Administration fee payable....................................         (248)
            Shareholder servicing and distribution fees payable...........         (799)
            Distributions payable.........................................         (364)
            Payable for investment securities purchased...................      (49,270)
            Accrued Trustees' fees and expenses...........................         (111)
            Accrued expenses and other liabilities........................         (838)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................      (42,340)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $4,819,684
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       45
            Accumulated net realized gain on investments sold.............          106
            Paid-in capital...............................................    4,819,533
                                                                             ----------
            NET ASSETS....................................................   $4,819,684
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS MONEY MARKET FUNDS

Nations Government Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($1,297,548,452 / 1,297,342,989 shares outstanding)...........        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($372,455,348 / 372,410,059 shares outstanding)...............        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($320,092,817 / 319,885,416 shares outstanding)...............        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($1,474,291,243 / 1,474,450,638 shares outstanding)...........        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($683,926,397 / 684,115,869 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($282,373,955 / 282,315,810 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR A SHARES:
            ($5,187,272 / 5,183,590 shares outstanding)...................        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($1,170,590 / 1,170,358 shares outstanding)...................        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($382,637,915 / 382,612,553 shares outstanding)...............        $1.00
                                                                             ==========

---------------

 * Federal income tax information (see Note 7).

 & Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2003.

 &&Reset date. Interest rates reset either daily, weekly, monthly, or quarterly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.9%
            ALABAMA -- 1.0%
$   4,200   Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              1.390% 09/01/30**...........................................   $    4,200
    4,015   Birmingham, Alabama Private Educational Building Authority
              Revenue, (The Altamont School Project) Series 1998, (AmSouth
              Bank of Alabama N.A. LOC),
              1.180% 04/01/13**...........................................        4,015
    1,250   Dothan Houston County, Alabama Airport Authority, Airport
              Revenue, (Pemco Aviation Group Project) Series 2002, AMT,
              (SouthTrust Bank N.A. LOC),
              1.330% 10/01/17**...........................................        1,250
    3,500   Geneva County, Alabama Industrial Development Board Revenue,
              (Brooks AG Company Inc. Project) Series 2002, AMT, (Regions
              Bank LOC),
              1.230% 03/01/14**...........................................        3,500
    3,450   Huntsville, Alabama Solid Waste Disposal Authority and
              Resources Recovery Revenue, Series 2003, AMT, (MBIA Insured,
              Merrill Lynch Capital Services SBPA),
              1.100% 10/01/12**@@.........................................        3,450
   24,000   Phenix County, Alabama Industrial Development Board
              Environmental Improvement Revenue, (Mead Coated Board, Inc.
              Project) Series 1993A, AMT, (Toronto Dominion Bank LOC),
              1.200% 06/01/28**...........................................       24,000
                                                                             ----------
                                                                                 40,415
                                                                             ----------
            ALASKA -- 0.4%
    8,000   Alaska Industrial Development and Export Authority Exempt
              Facilities Revenue, (AMAX Gold, Inc. Project) Series 1997,
              AMT, (Bank of Nova Scotia LOC),
              1.160% 05/01/09**...........................................        8,000
    7,000   Alaska State, Housing Finance Corporation Revenue, Series
              2002A, AMT, (FSA GO of Corporation, Dexia Credit Local de
              France SBPA),
              1.170% 12/01/36**...........................................        7,000
                                                                             ----------
                                                                                 15,000
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ARIZONA -- 1.3%
$   5,200   Apache County, Arizona, IDR, (Tucson Electric Power Project)
              Series 1983C, (Societe Generale LOC),
              1.150% 12/15/18**...........................................   $    5,200
   10,000   Arizona Educational Loan Marketing Corporation, Educational
              Loan Revenue, Series 1991A, AMT, (GTD STD LNS, State Street
              Banking and Trust Company LOC),
              1.150% 12/01/20**...........................................       10,000
   17,650   Coconino County, Arizona Pollution Control Corporation
              Revenue, (Arizona Public Service Company - Navajo Project)
              Series 1994A, AMT, (KBC Bank LOC),
              1.130% 10/01/29**...........................................       17,650
    1,000   Flagstaff, Arizona Street and Highway User Revenue, Series
              2003, (FSA Insured),
              2.500% 07/01/04.............................................        1,012
    2,100   Goodyear, Arizona, IDR, (Walle Corporation Project) Series
              1995, AMT, (Bank One Kentucky, N.A. LOC),
              1.220% 05/01/15**#..........................................        2,100
   16,300   Phoenix, Arizona Civic Improvement Corporation Excise Tax
              Revenue, (Apartment Improvements Project) Series 1995, AMT,
              (Landesbank Hessen Thueringen LOC),
              1.090% 06/01/20**...........................................       16,300
    4,600   Phoenix, Arizona Industrial Development Authority, Multi-
              Family Housing Revenue Refunding, Series 2003B, AMT, (Park
              National Bank LOC, FHLB LOC),
              1.180% 04/01/08**...........................................        4,600
                                                                             ----------
                                                                                 56,862
                                                                             ----------
            ARKANSAS -- 0.3%
    5,775   Arkansas State Development Finance Authority, Solid Waste
              Disposal Revenue, (Waste Management of Arkansas Project)
              Series 2003, AMT, (Fleet National Bank LOC),
              1.100% 06/01/28**...........................................        5,775
    6,500   Lowell, Arkansas IDR, (Little Rock Newspapers, Inc. Project)
              Series 1996, AMT, (Bank of New York LOC),
              1.100% 06/01/31**#..........................................        6,500
                                                                             ----------
                                                                                 12,275
                                                                             ----------
            CALIFORNIA -- 4.6%
    6,500   California Community College Financing Authority TRAN, Series
              2003A,
              2.000% 06/30/04.............................................        6,558

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  10,000   California Higher Education Loan Authority Inc., Student Loan
              Revenue, Series 1987, AMT, (Student Loan Marketing
              Association LOC),
              1.050% 07/01/04**...........................................   $   10,000
   10,000   California Housing Finance Agency Multi-Family Housing
              Revenue, Series 2000C, AMT, (GO of Agency),
              1.280% 02/01/33**...........................................       10,000
   19,900   California Housing Finance Agency Revenue, Series 2002B, AMT,
              (FSA Insured, Lloyds TSB Bank plc),
              1.280% 08/01/33**...........................................       19,900
   11,900   California Housing Finance Agency Revenue, Series 2002M, AMT,
              (Bank of Nova Scotia SBPA),
              1.200% 08/01/33**...........................................       11,900
   10,000   California School Cash Reserve Program Authority, Revenue,
              Series 2003A,
              2.000% 07/06/04.............................................       10,089
   23,880   California State Department of Water Resources, Power Supply
              Revenue, Series 2002B-1, (Bank of New York LOC, California
              State Teachers Retirement LOC),
              1.200% 05/01/22**...........................................       23,880
   30,100   California State, Department of Water Resources, Power Supply
              Revenue, Series 2002B-2, (BNP Paribas LOC),
              1.230% 05/01/22**...........................................       30,100
   31,250   California Statewide Communities Development Authority
              Revenue, TRAN, Series 2003A-1, (FSA Insured),
              2.000% 06/30/04.............................................       31,509
   37,500   Los Angeles County, California TRAN, Series 2003A,
              2.000% 06/30/04.............................................       37,805
    2,795   Orange County, California Sanitation Districts Certificates of
              Participation, Series 2000A, (Dexia Public Finance Bank
              SBPA),
              1.200% 08/01/29**...........................................        2,795
                                                                             ----------
                                                                                194,536
                                                                             ----------
            COLORADO -- 2.9%
      470   Colorado Health Facilities Authority Revenue, (Goodwill
              Industries, Inc. Project) Series 1994, (Bank One of
              Colorado, N.A. LOC),
              1.350% 12/01/04**...........................................          470

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COLORADO -- (CONTINUED)
$   6,940   Colorado Health Facility Authority Revenue, (Frasier Meadows
              Manor Project) Series 1999, (Bank one Colorado N.A. LOC),
              1.100% 06/01/21**...........................................   $    6,940
   25,000   Colorado Housing and Finance Authority Revenue, Series
              2002I-C2, AMT, (FHLB SBPA),
              1.750% 10/01/32**...........................................       25,000
   14,000   Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (Federal Home Loan Bank SBPA),
              1.070% 11/01/21**...........................................       14,000
    4,900   Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2002, (FHLB SBPA),
              1.120% 11/01/21**...........................................        4,900
   17,000   Colorado Housing and Finance Authority, Single Family Mortgage
              Revenue, Series 2003B-3, AMT, (JP Morgan Chase Bank SBPA),
              1.120% 11/01/26**...........................................       17,000
   26,720   Denver City and County, Colorado Exercise Tax Revenue,
              (Colorado Convention Center Project) Series 2001, (FSA
              Insured, Dexia Credit Local SBPA),
              1.050% 09/01/25**...........................................       26,720
    2,200   Denver, Colorado City and County Airport Revenue Refunding,
              Series 2001A, AMT, (FGIC Insured),
              5.000% 11/15/03.............................................        2,209
   10,320   Denver, Colorado City and County Airport Revenue, Series
              1991D, AMT, (MBIA-IBC Insured),
              1.725%*** 11/15/03..........................................       10,298
   12,000   Denver, Colorado City and County Certificates of
              Participation, Series 2003, (AMBAC Insured, Dexia Credit
              Local SBPA),
              1.050% 12/01/29**...........................................       12,000
      685   Larimer County, Colorado IDR Refunding, (Ultimate Support
              Systems Project) Series 1995A, (Bank One of Colorado, N.A.
              LOC),
              1.250% 06/01/10**#..........................................          685
                                                                             ----------
                                                                                120,222
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONNECTICUT -- 2.8%
$   7,650   Connecticut State Health and Educational Facilities Authority
              Revenue, (Westminster School Project) Series 2002C, (Fleet
              Bank N.A. LOC),
              1.100% 07/01/32**...........................................   $    7,650
   47,340   Connecticut State Health and Educational Facilities Authority
              Revenue, (Yale University Project) Series 2003,
              1.130% 07/01/37**...........................................       47,340
   35,550   Connecticut State, Health and Educational Facilities
              Authority, Revenue, (Yale University Project) Series
              2001V-2,
              1.190% 07/01/36**...........................................       35,550
   28,320   Fairfield, Connecticut BAN, Series 2003,
              1.500% 07/29/04.............................................       28,455
                                                                             ----------
                                                                                118,995
                                                                             ----------
            DELAWARE -- 2.7%
   50,500   Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997B, AMT, (Motiva Enterprises LLC
              Guarantee),
              1.300% 08/01/29**...........................................       50,500
   58,000   Delaware State Economic Development Authority IDR, (Clean
              Power Project) Series 1997D, AMT, (Motiva Enterprises LLC
              Guarantee),
              1.180% 08/01/29**...........................................       58,000
    5,185   New Castle County, Delaware Airport Facilities Revenue,
              (Flightsafety International Inc. Project) Series 2002,
              (Berkshire Hathaway GTY AGMT),
              1.130% 12/01/32**...........................................        5,185
                                                                             ----------
                                                                                113,685
                                                                             ----------
            DISTRICT OF COLUMBIA -- 0.9%
    5,000   District of Columbia Housing Finance Agency, Multi-Family
              Housing Revenue, Series 1995A, AMT, (HUD Section 8,
              Landesbank Hessen-Thueringin LOC),
              1.270% 08/01/25**...........................................        5,000
    7,500   District of Columbia Enterprise Zone Revenue, (House on F
              Street Project) Series 2001, (Bank of New York LOC),
              1.100% 05/01/15**...........................................        7,500
   21,400   District of Columbia Revenue, Series 1998B, (FSA Insured),
              1.250% 08/15/38**...........................................       21,400

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DISTRICT OF COLUMBIA -- (CONTINUED)
$   2,570   Metropolitan Washington, DC Airport Authority Systems Revenue,
              Series 2002A, AMT, (FGIC Insured),
              4.000% 10/01/03.............................................   $    2,570
                                                                             ----------
                                                                                 36,470
                                                                             ----------
            FLORIDA -- 6.9%
   30,000   Broward County, Florida Port Facilities Revenue Refunding,
              (Port Everglades Project) Series 1998, (AMBAC Insured, Bank
              of Nova Scotia SBPA),
              1.150% 09/01/27**...........................................       30,000
   32,750   Collier County, Florida Health Facilities Authority Hospital
              Revenue, Cleveland Clinic Health, Series 2003C-1, (JP Morgan
              Chase Bank LOC),
              1.220% 01/01/35**...........................................       32,750
    4,515   Escambia County, Florida Housing Finance Authority, Single
              Family Mortgage Revenue, Series 2001,
              1.180% 10/01/31**...........................................        4,515
    7,545   Florida Housing Finance Agency Multi-Family Housing Revenue,
              (Lakes of Northdale Project) Series 1984D, (SouthTrust Bank
              of Alabama LOC),
              1.130% 06/01/07**...........................................        7,545
    3,500   Florida Housing Finance Corporation Revenue, (Tuscany Lakes
              Housing Project) Series 2002, AMT, (FNMA Insured),
              1.230% 11/15/35**...........................................        3,500
    6,000   Florida Housing Finance Corporation, Multi-Family Revenue,
              (Hunters Run Apartments Project) Series 2003G, AMT, (FNMA
              Collateral Agreement, Amsouth Bank LOC),
              1.110% 06/15/36**...........................................        6,000
    7,100   Florida Local Government Finance Commission,
              1.000% 02/06/04.............................................        7,100
    8,795   Florida State Board of Education Lottery Revenue, Series 2003,
              1.130% 07/01/10**...........................................        8,795
    1,455   Fort Walton Beach, Florida IDR, (Burton Golf, Inc. Project)
              Series 1996, AMT, (Columbus Bank and Trust LOC),
              1.350% 10/01/11**...........................................        1,455
  111,400   Greater Orlando Aviation Authority Florida, Airport Facility
              Revenue Refunding, (FSA Bayerische Hypotheken und
              Vereinsbank SBPA),
              1.100% 10/01/21**...........................................      111,400

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   4,295   Hillsborough County, Florida Aviation Authority Revenue,
              Series 2003, AMT, (MBIA Insured),
              1.200% 10/01/15**...........................................   $    4,295
    5,255   Jacksonville, Florida Sales Tax Revenue, Series 2001,
              1.130% 10/01/14**...........................................        5,255
    5,000   Lee County, Florida Industrial Development Authority,
              Utilities Revenue, (North Fort Myers Utilities Project)
              Series 2003A, AMT, (SunTrust Bank LOC),
              1.200% 06/01/22**...........................................        5,000
    2,500   Lee County, Florida Solid Waste Systems Revenue Refunding,
              Series 2001, AMT, (MBIA Insured),
              5.000% 10/01/03.............................................        2,500
   18,200   Miami-Dade County, Florida Individual Development Authority
              Revenue, (Airis Miami LLC Project) Series 1999A, AMT, (AMBAC
              Insured, Bayerische Landesbank SBPA),
              1.100% 10/15/25**...........................................       18,200
   16,000   Orange County, Florida Housing Finance Authority, Multi-Family
              Revenue, (Northbridge Phase II Project) Series 2003A, AMT,
              (SouthTrust Bank N.A. LOC),
              1.110% 08/15/36**...........................................       16,000
   14,420   Palm Beach County, Florida Solid Waste Authority Revenue,
              Series 2003, (AMBAC Insured),
              1.230% 10/01/13**#..........................................       14,420
    5,500   University Athletic Association Inc., Florida Athletic Program
              Revenue, Series 2001, (SunTrust Bank LOC),
              2.600% 10/01/31**...........................................        5,500
    9,000   University of Florida, Research Foundation Inc., Capital
              Improvement Revenue, Series 2003, (Wachovia Bank N.A. LOC),
              1.120% 09/01/33**...........................................        9,000
                                                                             ----------
                                                                                293,230
                                                                             ----------
            GEORGIA -- 3.7%
   12,960   Atlanta, Georgia Airport Revenue, Series 2001, AMT, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.260% 01/01/25**@@.........................................       12,960
    5,390   Atlanta, Georgia Airport Revenue, Series 2003, AMT, (FGIC
              Insured, BNP Paribas SBPA),
              1.200% 01/01/14**...........................................        5,390

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  25,100   Atlanta, Georgia Urban Residential Finance Authority,
              Multi-Family Revenue, (Park District Atlantic Project)
              Series 2002A, AMT, (SouthTrust Bank N.A. LOC),
              1.200% 12/01/37**...........................................   $   25,100
    7,000   Atlanta, Georgia Urban Residential Finance Authority,
              Multi-Family Revenue, AMT, (Regions Bank LOC),
              1.180% 03/01/43**...........................................        7,000
    5,610   Atlanta, Georgia Water and Sewer Revenue, Series 2001,
              1.130% 01/01/17**...........................................        5,610
    5,000   Bartow County, Georgia Development Authority, Multi-Family
              Housing Revenue, (Somerset Cove Apartments Project) Series
              2002, (PNC Bank N.A.),
              1.200% 02/01/35**...........................................        5,000
    5,725   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Chateau Forest Apartments Project)
              Series 1990E, (FSA Insured, Societe Generale SBPA),
              1.010% 01/01/21**...........................................        5,725
    3,900   Cobb County, Georgia Housing Authority, Multi-Family Housing
              Revenue, (Woodchase Village Apartments Project) Series 2003,
              AMT, (Regions Bank LOC),
              1.200% 03/15/36**...........................................        3,900
      755   Cobb County, Georgia IDR, (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of Alabama LOC),
              1.330% 05/01/05**...........................................          755
    9,215   Columbia County, Georgia Development Authority, Multi-Family
              Revenue, (Westwood Club Apartments Project) Series 2002,
              AMT, (Keybank, N.A. LOC),
              1.190% 11/15/35**...........................................        9,215
   10,000   Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.230% 01/01/31**...........................................       10,000
    7,475   DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue, (Stone Mill Run Apartments Project) Series 1995A,
              AMT, (First Tennessee Bank, N.A. LOC),
              1.200% 08/01/27**...........................................        7,475

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$     250   Downtown Smyrna, Georgia Development Authority Revenue, Series
              2002, (AMBAC Insured),
              2.250% 02/01/04.............................................   $      251
   34,270   Fulton County, Georgia Development Authority, Airport
              Facilities Revenue (Flightsafety International Inc. Project)
              Series 1999B, AMT,
              1.130% 12/01/18**...........................................       34,270
    9,350   Fulton County, Georgia Development Authority, Airport
              Facilities Revenue, (Flightsafety International Inc.
              Project) Series 1999B, AMT,
              1.130% 12/01/28**...........................................        9,350
    3,900   Fulton County, Georgia Development Authority, IDR, (Leggett &
              Platt Inc. Project) Series 1992A, AMT, (Wachovia Bank of
              Georgia LOC),
              1.350% 06/01/27**...........................................        3,900
    9,215   Richmond County, Georgia Development Authority, (Stonegate
              Club Apartments Project) Series 2002, (J.P. Morgan Chase
              Bank LOC),
              1.190% 11/15/35**...........................................        9,215
    1,275   Thomasville, Georgia Payroll Development Authority Industrial
              Revenue, (Scruggs Company Project) Series 2000, (First Union
              National Bank LOC),
              1.250% 08/01/10**##.........................................        1,275
                                                                             ----------
                                                                                156,391
                                                                             ----------
            HAWAII -- 0.3%
   11,700   Honolulu City and County, Hawaii GO, Series 2001C, (FGIC
              Insured, FGIC SBPA),
              1.300% 12/01/07**...........................................       11,700
                                                                             ----------
            IDAHO -- 0.9%
    6,290   Idaho Housing and Finance Association Revenue, Series
              2002A-38, AMT, (Wachovia Bank N.A. LOC),
              1.200% 07/01/32**##.........................................        6,290
    8,710   Idaho Housing and Finance Association, Single Family Mortgage
              Revenue, Series 2003C, AMT, (Bayerische Landesbank SBPA),
              1.050% 07/01/34.............................................        8,710
   20,900   Idaho State TAN, Series 2003,
              2.000% 06/30/04.............................................       21,057
    2,000   Power County, Idaho IDR, (FMC Corporation Project) Series
              2001, AMT, (Wachovia Bank N.A. LOC),
              1.150% 04/01/14**...........................................        2,000
                                                                             ----------
                                                                                 38,057
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- 7.8%
$  20,000   Chicago, Illinois GO, Limited Notes, Series 2002, (Landesbank
              Hessen-Thueringen LOC), Mandatory Put 12/04/03 @ 100,
              1.280% 01/08/04.............................................   $   20,000
    8,945   Chicago, Illinois GO, Series 2003, (Landesbank Hessen
              Thueringen LOC), Mandatory Put 01/07/04 @ 100,
              1.220% 01/07/05.............................................        8,945
   21,100   Chicago, Illinois Midway Airport Revenue, Second Lien, Series
              1998B, AMT, (MBIA Insured, Commerzbank Liquidity Facility),
              1.270% 01/01/29**...........................................       21,100
    2,200   Chicago, Illinois Multi-Family Housing Revenue, Series 2001B,
              (Harris Trust & Savings Bank LOC),
              1.200% 04/01/09**...........................................        2,200
    7,900   Chicago, Illinois O'Hare International Airport Revenue,
              (General Airport Project) Second Lien, Series 1988A, AMT,
              (Bayerische Landesbank LOC),
              1.110% 01/01/18**...........................................        7,900
    5,200   Chicago, Illinois O'Hare International Airport Revenue, Series
              2003, AMT, (FSA Insured, Citigroup Global Markets Liquidity
              Facility),
              1.200% 01/01/22**...........................................        5,200
    5,500   Chicago, Illinois O'Hare International Airport Revenue, Series
              2003, AMT, (FSA Insured, Merrill Lynch Capital Services
              SBPA),
              1.200% 07/01/11**#..........................................        5,500
    1,910   Gurnee, Illinois IDR, (Kenall Manufacturing Company Project)
              Series 1998, (Harris Trust and Saving Bank LOC),
              1.200% 03/01/18**...........................................        1,910
    6,230   Gurnee, Illinois IDR, (Little Lady Foods Inc. Project) Series
              2002, AMT, (LaSalle Bank N.A. LOC),
              1.180% 12/01/22**...........................................        6,230
    2,600   Illinois Development Finance Authority, IDR, (Rainbow Graphics
              Inc. Project) Series 2003, AMT, (Bank One N.A. LOC),
              1.420% 08/01/23**#..........................................        2,600
    2,605   Illinois Development Finance Authority Affordable Housing
              Revenue, (Cinnamon Lake Towers Project) Series 1997, AMT,
              (Bank One N.A. LOC),
              1.200% 04/15/37**...........................................        2,605

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   2,570   Illinois Development Finance Authority IDR, (Flinn Scientific
              Incorporated Project) Series 1995, (Harris Trust and Savings
              Bank LOC),
              1.200% 10/01/15**...........................................   $    2,570
    3,500   Illinois Development Finance Authority IDR, (Randolph Pickle
              Corporation Project) Series 1992, AMT, (American National
              Bank & Trust Company LOC),
              1.300% 06/01/12**...........................................        3,500
    2,800   Illinois Development Finance Authority IDR, (Unique Building
              Corporation Project) Series 1989, AMT, (American National
              Bank & Trust Company LOC),
              1.300% 05/01/19**...........................................        2,800
    4,900   Illinois Development Finance Authority IDR, (WM Plastics
              Project) Series 2001, AMT, (LaSalle Bank, N.A. LOC),
              1.180% 08/01/26**...........................................        4,900
      845   Illinois Development Finance Authority Industrial Project
              Revenue, (Midco International Incorporated Project) Series
              2000, AMT, (Harris Trust & Savings Bank LOC),
              1.200% 05/01/25**...........................................          845
    1,600   Illinois Development Finance Authority Revenue, (Park Ridge
              Youth Campus Project) Series 1998, (Northern Trust Company
              LOC),
              1.150% 09/01/18**#..........................................        1,600
    5,300   Illinois Development Finance Authority Revenue, (Residential
              Rental Project) Series 1994, (FNMA Collateral),
              1.050% 04/01/24**...........................................        5,300
    4,500   Illinois Development Finance Authority Solid Waste Disposal
              Revenue, (Republic Services Incorporation Project) Series
              2001, AMT, (Bank One N.A. LOC),
              1.200% 12/01/26**...........................................        4,500
    1,800   Illinois Development Finance Authority, IDR, (Campagna-Turano
              Bakery Project) Series 2000, AMT, (American National Bank &
              Trust LOC),
              1.350% 08/01/25**...........................................        1,800
    1,000   Illinois Development Finance Authority, IDR, (Hoda LLC
              Project) Series 2000A, AMT, (American National Bank & Trust
              LOC),
              1.350% 12/01/20**...........................................        1,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   2,150   Illinois Development Finance Authority, IDR, (Royal
              Continental Box Project) Series 1995B, AMT, (LaSalle
              National Bank LOC),
              1.180% 04/01/10**...........................................   $    2,150
    6,700   Illinois Development Finance Authority, Multi-Family Revenue,
              (West Chicago Senior Apartment Project) Series 2003, AMT,
              (Citibank N.A. LOC),
              1.180% 02/01/38**...........................................        6,700
    4,500   Illinois Development Finance Authority, Multi-Family Revenue,
              Series 2001,
              1.220% 12/01/13**...........................................        4,500
    1,400   Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1985, (First
              National Bank of Chicago SBPA),
              1.100% 12/01/25**...........................................        1,400
   33,340   Illinois Health Facilities Authority Revenue, (University
              Chicago Hospital) Series 1998, (MBIA Insured, Bank One
              Illinois N.A. SPBA),
              1.250% 08/01/26**...........................................       33,340
   23,000   Illinois Health Facilities Authority, Series 1988,
              1.040% 11/13/03.............................................       23,000
   23,500   Illinois Health Facilities Authority, Series 2003,
              .870% 12/04/03..............................................       23,500
    4,975   Illinois Sports Facilities Authority, Series 2000A-36, AMT,
              (MBIA Insured, First Union National Bank SBPA),
              1.200% 06/15/04**#..........................................        4,975
    2,850   Illinois State Development Finance Authority Economic
              Development Revenue, (Addison 450 LP Project) Series 1989,
              AMT, (American National Bank & Trust Company LOC),
              1.200% 12/01/09**...........................................        2,850
   71,000   Illinois State GO, Series 2003,
              1.500% 03/15/04.............................................       71,176
    1,500   Lombard Village, Illinois Industrial Projects Revenue
              Refunding, (B&H Partnership Project) Series 1995, (LaSalle
              Bank, N.A. LOC),
              1.450% 10/01/13**...........................................        1,500
    3,670   Palos Hills, Illinois Multi-Family Housing Revenue, (Green
              Oaks Project) Series 1998, AMT, (FNMA Collateral Agreement),
              1.180% 08/01/29**#..........................................        3,670

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   1,700   Savanna, Illinois IDR, (Metform Corporation Project) Series
              1994B, AMT, (Bank One N.A. LOC),
              1.200% 06/01/09**...........................................   $    1,700
    7,665   University of Illinois, University Revenue, Series 2003,
              (AMBAC Insured, Wachovia Bank N.A. SBPA),
              1.150% 04/01/34**@@.........................................        7,665
    2,700   Upper Illinois, River Valley Development Authority, IDR,
              (Clover Properties LLC Project) Series 2000, AMT, (Lasalle
              Bank N.A. LOC),
              1.180% 07/01/20**##.........................................        2,700
    1,395   Urbana, Illinois Multi-Family Housing Revenue, (Prairie Green
              II Apartments Project) Series 2003, AMT, (Lasalle Bank N.A.
              LOC),
              1.180% 06/01/29**...........................................        1,395
    4,100   Will County, Illinois Exempt Facilities Revenue, (Amoco
              Chemical Company Project) Series 1998, AMT,
              1.250% 03/01/28**...........................................        4,100
   22,905   Will County, Illinois Multi-Family Housing Redevelopment
              Revenue Refunding, (Woodlands Crest Hill Project), Series
              1999,
              1.160% 02/15/31**...........................................       22,905
                                                                             ----------
                                                                                332,231
                                                                             ----------
            INDIANA -- 4.5%
    3,000   Allen County, Indiana Economic Development Revenue, (Debrand
              Inc. Project) Series 2002, (Bank One N.A. LOC),
              1.370% 08/01/17**...........................................        3,000
    1,700   Elkhart, Indiana Economic Development Revenue, (Vahala Foam
              Enterprises Project) Series 2002, (Bank One N.A.),
              1.380% 09/01/17**...........................................        1,700
    1,000   Franklin, Indiana EDR, (Davidson Industries Inc. Project)
              Series 1997A, AMT, (Bank One Indiana N.A. LOC),
              1.350% 01/01/08**...........................................        1,000
    5,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 1997,
              1.090% 10/01/27**...........................................        5,000
    7,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 1999, AMT,
              1.090% 01/01/29**...........................................        7,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
$   5,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project) Series 2001B,
              1.090% 09/01/31**...........................................   $    5,000
   10,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project), Series 2000A,
              1.090% 01/01/28**...........................................       10,000
    6,000   Gibson County, Indiana PCR, (Toyota Motor Manufacturing
              Project), Series 200A,
              1.090% 01/01/30**...........................................        6,000
    3,182   Greencastle, Indiana Economic Development Revenue Refunding,
              (Round Barn Manor Project) Series 2003A, AMT, (Federal Home
              Loan Bank),
              1.180% 01/01/28**...........................................        3,182
   45,500   Indiana Board Bank Revenue, (Advance Funding Project) Series
              2003A, (AMBAC Insured),
              2.000% 01/27/04.............................................       45,631
      955   Indiana Health Facilities Financing Authority Revenue
              Refunding, (Cardinal Center, Inc. Project) Series 1996A,
              (Key Bank, N.A. LOC),
              1.150% 12/01/16**#..........................................          955
   15,000   Indiana Health Facilities Financing Authority Revenue,
              (Ascension Health Credit Group Project) Series 2001A-1,
              .980% 11/15/36**............................................       15,000
   26,000   Indiana Health Facilities Financing Authority Revenue, Series
              2001GP-A-3,
              1.150% 11/15/36**...........................................       26,000
    1,000   Indiana State Development Finance Authority, EDR, (Patriot
              Homes Inc. Project), Series 1995, AMT, (Bank One Indiana
              N.A. LOC),
              1.350% 01/01/10**...........................................        1,000
   20,000   Indiana Transportation Finance Authority Highway Revenue, BAN,
              Series 2003, (Bank One N.A. LOC),
              1.500% 10/03/03.............................................       20,001
   17,000   Indiana, Secondary Market Educational Loans Inc., Student Loan
              Revenue, Series 1988B, AMT, (AMBAC Insured, SLMA SBPA),
              1.100% 12/01/13**...........................................       17,000
    2,000   Indianapolis, Indiana IDR, (Altec Industries Project) Series
              1989, (Wachovia Bank of Georgia LOC),
              1.380% 12/01/04**...........................................        2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
$   5,500   Jeffersonville, Indiana Economic Development Revenue, (Amatrol
              Project) Series 2003, AMT, (National City Bank of Kentucky
              LOC),
              1.230% 04/01/23**...........................................   $    5,500
    1,045   Michigan City, Indiana Sanitation District GO, Series 1995,
              (MBIA Insured),
              4.750% 07/01/04.............................................        1,061
    9,045   Vincennes University Industrial Revenue, (Student Fee Project)
              Series 2002F, (Bank One Indiana N.A. LOC),
              1.200% 10/01/22**...........................................        9,045
    5,720   Washington County, Indiana Industrial Economic Development
              Revenue, (Frank Miller Lumber Company Project) Series 2001,
              (National City Bank of Indiana LOC),
              1.230% 08/01/16**...........................................        5,720
                                                                             ----------
                                                                                190,795
                                                                             ----------
            IOWA -- 0.9%
    5,560   Iowa Finance Authority Single Family Revenue, Series 2002A-46,
              (GNMA/FNMA COLL, GO of Authority, Wachovia Bank N.A.
              Liquidity Facility),
              1.200% 07/01/24**...........................................        5,560
    4,000   Iowa Finance Authority, Multi-Family Revenue, (The Gables at
              Johnston Project) Series 2002, AMT, (Wachovia Bank N.A.
              LOC),
              1.150% 12/01/37**...........................................        4,000
    7,830   Iowa State Finance Authority IDR, (Sauer-Sundstrand Company
              Project) Series 1996, AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.200% 05/01/26**...........................................        7,830
   20,000   Iowa State School Cash Anticipation Notes Program, Series
              2003B, (FSA Insured),
              2.250% 01/30/04.............................................       20,077
    1,000   West Burlington, Iowa IDR, (Borhi Oilhydraulic Project) Series
              2001B, AMT, (American National Bank & Trust LOC)
              1.350% 01/01/11**...........................................        1,000
                                                                             ----------
                                                                                 38,467
                                                                             ----------
            KANSAS -- 0.6%
    5,400   Fredonia, Kansas Revenue, (Systech Environmental Corporation
              Project) Series 1989, AMT, (Banque Nationale de Paris LOC),
              1.150% 02/01/07**...........................................        5,400

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KANSAS -- (CONTINUED)
$   4,000   Junction City, Kansas IDR, (Genmar Manufacturing Project)
              Series 1999, AMT, (Bank of New York LOC),
              1.100% 04/01/19**#..........................................   $    4,000
    9,200   Kansas State Development Finance Authority Exempt Facilities
              Revenue, (Seaboard Project) Series 1995A, AMT, (Bank of New
              York LOC),
              1.100% 12/01/25**#..........................................        9,200
    5,110   Sedgwick & Shawnee Counties, Kansas Single Family Revenue,
              Series 2002,
              1.180% 12/01/27**@@.........................................        5,110
                                                                             ----------
                                                                                 23,710
                                                                             ----------
            KENTUCKY -- 1.7%
    8,000   Campbellsville-Taylor County, Kentucky IDR, (Airguards
              Industrial Inc. Project), AMT, (Northern Trust Company LOC),
              1.150% 05/01/31**...........................................        8,000
    5,000   Carroll County, Kentucky IDR, (Kentucky Ladder Company
              Project) Series 1990, AMT, (Bankers Trust Company LOC),
              1.450% 09/01/10**...........................................        5,000
    4,625   Daviess County, Kentucky Health Care Revenue, (Wendell Fosters
              Campus for Development Project) Series 2001, (National City
              Bank, Kentucky LOC),
              1.170% 05/01/21**...........................................        4,625
      200   Hopkinsville, Kentucky Industrial Building Revenue, (Brazeway,
              Inc. Project) Series 1994, AMT, (Bank One Michigan, N.A.
              LOC),
              1.350% 06/01/04**#..........................................          200
    3,950   Jefferson County, Kentucky Industrial Building Revenue, (Dant
              Growth LLC Project) Series 2002, AMT, (Bank One Kentucky
              N.A. LOC),
              1.440% 09/01/22**...........................................        3,950
      980   Jefferson County, Kentucky Industrial Building Revenue, (Seven
              Counties Services, Inc. Project) Series 1996, (Bank One of
              Kentucky, N.A. LOC),
              1.100% 06/01/11**#..........................................          980
      450   Jeffersontown, Kentucky Industrial Building Revenue, (Rague
              Food Systems, Inc. Project) Series 1995, AMT, (PNC Bank,
              N.A. LOC),
              1.220% 04/01/20**#..........................................          450
    3,345   Kenton County, Kentucky Airport Board, Airport Revenue, Series
              2002A, AMT, (MBIA Insured),
              2.650% 03/01/04.............................................        3,367

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$  10,000   Kentucky Economic Development Finance Authority, Industrial
              Building Revenue, (Goodwill Industries Project) Series 2003,
              1.100% 08/01/23.............................................   $   10,000
    4,900   Lexington-Fayette County, Kentucky Urban County Airport
              Corporation Revenue, (First Mortgage Project) Series 1994A,
              AMT, (Dexia Public Finance Bank SA LOC),
              1.270% 04/01/24**...........................................        4,900
    2,400   Lexington-Fayette County, Kentucky Urban County Airport
              Corporation Revenue, (First Mortgage Project) Series 1994B,
              AMT, (Dexia Public Finance Bank SA LOC),
              1.270% 04/01/24**...........................................        2,400
    6,900   Lexington-Fayette, Kentucky Urban County Airport Corporation
              Revenue, Series 1998A, AMT, (MBIA Insured, Credit Local de
              France SBPA),
              1.270% 07/01/28.............................................        6,900
    4,400   Lexington-Fayette, Kentucky Urban County Airport Corporation
              Revenue, Series 1998C, AMT, (MBIA Insured, Credit Local de
              France SBPA),
              1.270% 07/01/13.............................................        4,400
    2,560   Louisville and Jefferson County, Kentucky Convention Center
              GO, Series 1996PT-69, (FSA Insured, Merrill Lynch SBPA),
              1.130% 07/01/24**##.........................................        2,560
    7,245   Louisville and Jefferson County, Kentucky Regional Airport
              Authority, Airport Systems Revenue, Series 2003,
              1.200% 07/01/16#............................................        7,245
    6,000   Minor Lane Heights, Kentucky Solid Waste Disposal Revenue,
              (Waste Management Kentucky LLC Project) Series 2003,
              (Wachovia Bank N.A. LOC),
              1.180% 03/01/21**...........................................        6,000
                                                                             ----------
                                                                                 70,977
                                                                             ----------
            LOUISIANA -- 1.7%
    2,900   Calcasieu Parish Inc., Louisiana Industrial Development Board
              Environmental Revenue, (CITGO Petroleum Corporation Project)
              Series 1994, AMT, (Banque Nationale de Paris LOC),
              1.270% 12/01/24**...........................................        2,900

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LOUISIANA -- (CONTINUED)
$   5,100   Calcasieu Parish Inc., Louisiana Industrial Development Board
              Revenue, (Hydroserve Westlake Project) Series 1999, AMT,
              (Bank One Chicago, N.A. LOC),
              1.130% 12/01/24**...........................................   $    5,100
    8,000   Calcasieu Parish, Louisiana Public Transportation Authority,
              Solid Waste Disposal Revenue, Series 1997, (Morgan Guaranty
              Trust LOC),
              1.130% 12/01/27**...........................................        8,000
    8,175   Ernest N. Morial - New Orleans, Louisiana Exhibit Hall
              Authority, Special Tax, Series 2003, (AMBAC Insured,
              Citigroup Global Markets Liquidity Facility),
              1.150% 07/15/23**#..........................................        8,175
   11,600   Lincoln Parish, Louisiana Exemption Facility Revenue,
              (Willamette Industrial Income Project) Series 1995, AMT,
              (Deutsche Bank A.G. LOC),
              1.100% 09/01/25**...........................................       11,600
    2,050   Louisiana Housing Finance Agency, Multi-Family Housing
              Revenue, (Restoration Project) Series 2002A, AMT, (Regions
              Bank LOC),
              1.280% 12/01/32**...........................................        2,050
    7,000   Louisiana Public Facilities Authority Revenue, Series 1992,
              1.040% 10/01/22**...........................................        7,000
    4,250   Louisiana State, Energy & Power Authority, Revenue Refunding,
              Series 2000, (FSA Insured),
              5.500% 01/01/04.............................................        4,295
    2,000   New Orleans, Louisiana Revenue, Series 2000, (FSA Insured),
              5.000% 12/01/03.............................................        2,012
    7,500   Port New Orleans, Louisiana Revenue, (New Orleans Cold Storage
              Project) Series 2002, AMT, (Whitney National Bank LOC,
              SunTrust Bank LOC),
              1.250% 11/01/22**...........................................        7,500
   13,000   South Louisiana Port Commission Facilities Port Revenue,
              (Holnam, Inc. Project) Series 1997, AMT, (Wachovia Bank,
              N.A. LOC),
              1.110% 01/01/27**...........................................       13,000
                                                                             ----------
                                                                                 71,632
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MAINE -- 0.3%
$  11,600   Maine Public Utility Financing Bank Public Utility Revenue
              Refunding, (Maine Public Service Company Project) Series
              1996, AMT, (Bank of New York LOC),
              1.100% 04/01/21**...........................................   $   11,600
                                                                             ----------
            MARYLAND -- 0.5%
   12,160   Maryland State Department Transportation Refunding Revenue,
              Series 2003,
              1.500% 12/15/03.............................................       12,172
    6,840   Maryland State Industrial Development Finance Authority
              Economic Development Revenue, (General Binding Corporation
              Project) Series 1996, AMT, (Harris Trust & Savings Bank
              LOC),
              1.200% 03/01/26**...........................................        6,840
    2,300   Maryland State Industrial Development Finance Authority
              Revenue, (Rock-Tenn Converting Company Project) Series 1994,
              AMT, (SunTrust Bank LOC),
              1.200% 05/01/06**#..........................................        2,300
                                                                             ----------
                                                                                 21,312
                                                                             ----------
            MASSACHUSETTS -- 0.2%
    7,995   Massachusetts Municipal Wholesale Electric Company, Power
              Supply Systems Revenue, Series 2001, (MBIA Insured, Bank of
              New York Liquidity Facility),
              1.100% 07/01/07**...........................................        7,995
      690   Massachusetts State, Port Authority Revenue, Series 1999B,
              AMT, (FSA Insured),
              4.350% 07/01/04.............................................          706
                                                                             ----------
                                                                                  8,701
                                                                             ----------
            MICHIGAN -- 1.8%
    2,000   Detroit, Michigan Economic Development Corporation Resource
              Recovery Revenue Refunding, Series 2001A, AMT,
              3.450% 05/01/04.............................................        2,028
   48,000   Michigan Municipal Bond Authority Revenue, Series 2003B-2, (JP
              Morgan Chase & Company LOC),
              2.000% 08/23/04.............................................       48,412
    9,500   Michigan State, Housing Development Authority Multi-Family
              Revenue, (Canterbury Project) Series 2003A, AMT, (Lasalle
              Bank N.A. LOC),
              1.180% 06/01/38**...........................................        9,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
$   1,300   Michigan State, Strategic Fund Ltd. Revenue, (Ideal Steel &
              Building Supply Project) Series 2002, AMT, (Bank One
              Michigan LOC),
              1.200% 05/01/22**...........................................   $    1,300
   14,950   Wayne Charter County, Michigan Airport Revenue Refunding,
              (Detroit Metropolitan County Project) Series 1996, AMT,
              (Bayerische Landesbank LOC),
              1.100% 12/01/16**...........................................       14,950
                                                                             ----------
                                                                                 76,190
                                                                             ----------
            MINNESOTA -- 0.1%
    5,000   Minneapolis, Minnesota Special School District No. 001, GO,
              Series 2003,
              1.750% 08/06/04.............................................        5,033
                                                                             ----------
            MISSISSIPPI -- 0.0%+
      605   Mississippi Business Finance Corporation IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995, AMT, (Rabobank Nederland
              LOC),
              1.200% 03/01/10**#..........................................          605
      600   Mississippi Business Finance Corporation, (Trilogy
              Communications Project) Series 1995, AMT, (First Union
              National Bank LOC),
              1.150% 06/01/05**#..........................................          600
                                                                             ----------
                                                                                  1,205
                                                                             ----------
            MISSOURI -- 1.4%
    2,100   Jefferson County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue, (Sunset Pointe Project) Series
              2000, AMT, (Lasalle Bank N.A. LOC),
              1.160% 10/01/30**...........................................        2,100
    1,500   Missouri State, Development Finance Board, Air Cargo
              Facilities Revenue, (St. Louis Air Project) Series 2000,
              AMT, (American National Bank & Trust LOC),
              1.160% 03/01/30**...........................................        1,500
   16,600   Missouri Higher Education Loan Authority, Student Loan Revenue
              Refunding, Series 1991B, AMT, (MBIA Insured, GTD STD LNS,
              State Street Bank & Trust Company SBPA),
              1.150% 03/01/20**...........................................       16,600
   12,335   Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.150% 12/01/22**...........................................       12,335

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$   5,600   Missouri State Health and Educational Facilities Authority,
              Health Facilities Revenue Refunding, (Sisters of Mercy
              Health Care System Project) Series 1992B, (ABN-AMRO N.V.,
              Chicago SBPA, Westdeutsche Landesbank SBPA, Dexia Credit
              Local de France SBPA),
              1.125% 06/01/14**...........................................   $    5,600
   20,000   St. Louis County, Missouri Industrial Development Authority,
              Multi-Family Housing Revenue, (General Grant Apartments)
              Series 2003, AMT, (U.S. Bank N.A. LOC),
              1.200% 03/01/38**...........................................       20,000
                                                                             ----------
                                                                                 58,135
                                                                             ----------
            NEBRASKA -- 0.8%
    5,550   Lancaster County, Nebraska IDR, (Garner Industries, Inc.
              Project) Series 2000A, AMT, (Wells Fargo Bank, N.A. LOC),
              1.280% 11/01/20**...........................................        5,550
    6,275   Nebraska Help Inc. Student Loan Revenue, Series 1986A, AMT,
              (MBIA Insured),
              1.200% 12/01/16**##.........................................        6,275
    9,695   Nebraska Help Inc. Student Loan Revenue, Series 1986B, AMT,
              (MBIA Insured),
              1.200% 12/01/16**##.........................................        9,695
    8,100   Nebraska Help Inc. Student Loan Revenue, Series 1986C, AMT,
              (MBIA Insured),
              1.200% 12/01/16**#..........................................        8,100
    5,645   Nebraska Public Water District Revenue, Series 2001 PA-869R,
              (Merrill Lynch SBPA, Escrowed in US Treasuries),
              1.130% 01/01/15**...........................................        5,645
                                                                             ----------
                                                                                 35,265
                                                                             ----------
            NEVADA -- 1.1%
    1,000   Clark County, Nevada GO, Series 1994A, (MBIA Insured),
              5.800% 06/01/08.............................................        1,042
    8,000   Clark County, Nevada IDR, (Nevada Cogeneration Association I
              Project) Series 1991, AMT, (Canadian Imperial Bank of
              Commerce LOC),
              1.250% 11/01/21**...........................................        8,000
   12,500   Clark County, Nevada IDR, (Southwest Gas Corporation Project)
              Series 2003B, AMT, (Fleet National Bank LOC),
              1.200% 03/01/38**...........................................       12,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEVADA -- (CONTINUED)
$  11,500   Director St, Nevada Department of Business & Industry, PCR,
              (Barrick Goldstrike Mines Project) Series 1999, AMT, (Royal
              Bank of Canada LOC),
              1.110% 06/01/29**...........................................   $   11,500
    6,300   Nevada Housing Division, Multi-Unit Housing Revenue (Silver
              Pines Housing Project) Series 2002A, (Fannie Mae LOC),
              1.100% 10/15/35**...........................................        6,300
    5,885   Nevada Housing Division, Multi-Unit Housing Revenue, (Studio 3
              LP Project), Series 1999A, AMT, (US Bank, N.A. LOC),
              1.125% 10/01/30**...........................................        5,885
                                                                             ----------
                                                                                 45,227
                                                                             ----------
            NEW HAMPSHIRE -- 0.3%
    8,860   New Hampshire Health and Educational Facilities Authority
              Revenue, Series 2003, (Fleet National Bank LOC),
              1.150% 03/01/34**...........................................        8,860
    3,500   New Hampshire State, Business Finance Authority, Exempt
              Facilities Revenue, (Waste Management of New Hampshire Inc.
              Project) Series 2000, AMT, (Wachovia Bank N.A. LOC),
              1.150% 09/01/12**...........................................        3,500
                                                                             ----------
                                                                                 12,360
                                                                             ----------
            NEW MEXICO -- 1.7%
   70,000   New Mexico State, TRAN, Series 2003,
              2.000% 06/30/04.............................................       70,576
                                                                             ----------
            NEW YORK -- 6.3%
    2,500   Buffalo, New York Revenue Anticipation Notes, Series 2003A,
              (Bank of New York LOC),
              2.750% 07/29/04.............................................        2,534
    1,000   Metropolitan Transitional Authority New York Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.110% 11/15/10**#..........................................        1,000
    5,300   Metropolitan, New York Transportation Authority Revenue,
              Series 2003, (AMBAC Insured, Citigroup Global Markets
              Liquidity Facility),
              1.110% 11/15/18**...........................................        5,300

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$   2,700   Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (Hillside Childrens Center Project)
              Series 1998, (Key Bank, N.A. LOC),
              1.150% 08/01/18**#..........................................   $    2,700
      480   Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (St. Anns Home Company Project) Series
              2000, (HSBC Bank USA LOC),
              1.070% 07/01/30**...........................................          480
   28,250   New York and New Jersey Port Authority, Construction Notes,
              Series 2003UU,
              2.000% 10/15/03.............................................       28,260
   15,700   New York City, New York Transitional Finance Authority
              Revenue, Series 2002A, (Dexia Credit Local Liquidity
              Facility)
              1.200% 11/01/22**...........................................       15,700
    1,800   New York State Environmental Facilities Corporation Clean
              Water and Drinking, Series 2003, (Citigroup Global Market
              Liquidity Facility),
              1.110% 06/15/19**#..........................................        1,800
    7,650   New York State Housing Finance Agency Revenue, (East 84th
              Street Project) Series 1995A, AMT, (Bayerische Hypotheken
              und Vereinsbank LOC),
              1.250% 11/01/28**...........................................        7,650
    7,210   New York State Housing Finance Agency Revenue, (Theater Row
              Tower Project) Series 2000A, AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.300% 11/01/32**...........................................        7,210
    6,000   New York State Housing Finance Agency Revenue, 66 West 38th
              Street, Series 2001A, (Bayerische Hypotheken und Vereinsbank
              LOC),
              1.150% 11/01/33**...........................................        6,000
   14,780   New York State Power Authority, Series 2003,
              0.880% 11/06/03.............................................       14,780
    2,800   New York State, Environmental Facilities Corporation, Solid
              Waste Disposal Revenue, (Waste Management Inc. Project)
              Series 2002B, AMT, (JP Morgan Chase Bank LOC),
              1.120% 05/01/19**...........................................        2,800

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$  14,800   New York State, Housing Finance Agency Revenue, (Theater Row
              Housing Project) Series 2002A, AMT, (Bayerische Hypotheken
              und Vereinsbank LOC),
              1.300% 11/01/32**...........................................   $   14,800
    2,000   New York State, Housing Finance Agency Revenue, Series 2000A,
              AMT, (Bayerische Hypo-und Vereinsbank LOC),
              1.150% 11/01/33**...........................................        2,000
   34,000   New York State, Tollway Authority General Revenue, BAN, Series
              2003A,
              1.125% 03/25/04.............................................       34,004
    4,535   New York State, Tollway Authority Highway and Bridge Trust
              Fund Revenue, Series 1996A, (AMBAC Insured),
              6.250% 04/01/04.............................................        4,652
   95,500   New York, New York City Transitional Finance Authority
              Revenue, Series 2003-2,
              2.000% 02/19/04.............................................       95,847
      500   New York, New York City Industrial Development Agency Civic
              Facility Revenue, (CASA Project), Series 2000, (Chase
              Manhattan Bank LOC),
              1.080% 03/01/20**...........................................          500
    3,400   New York, New York City Transitional Finance Authority
              Revenue, (New York City Recovery Project) Series 2002,
              (Landesbank Hessen-Thueringen Liquidity Facility),
              1.200% 11/01/22**...........................................        3,400
    2,100   New York, New York City Transitional Finance Authority, Series
              2002G, (Bank New York SBPA),
              1.080% 11/01/22**...........................................        2,100
   11,700   New York, New York Transitional Finance Authority, Future Tax
              Secondary, Series 2002C, (Landesbank Hessen-Thueringen
              SBPA),
              1.230% 11/01/22**...........................................       11,700
    1,000   Port Authority New York and New Jersey, Series 2003, (AMBAC GO
              of Authority, Citigroup Global Market Liquidity Facility),
              1.160% 12/15/32**#..........................................        1,000
                                                                             ----------
                                                                                266,217
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- 0.8%
$   8,200   Cleveland County, North Carolina Industrial Facilities
              Pollution Control Financing Authority, (Curtiss-Wright
              Flight System Project) Series 1998, AMT, (ScotiaBank LOC),
              1.150% 11/01/23**...........................................   $    8,200
    1,075   East Carolina University, North Carolina University Revenue,
              (Dowdy-Ficklen Stadium Project) Series 1996, (Wachovia Bank
              LOC),
              1.120% 05/01/17**...........................................        1,075
    1,895   Iredell County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Sullivan
              Corporation Project) Series 1996, AMT, (Bank One Milwaukee,
              N.A. LOC),
              1.350% 01/01/11**#..........................................        1,895
    3,600   Lincoln County, North Carolina Industrial Facilities &
              Pollution Control Financing Authority Revenue, (HOF Textiles
              Inc. Project) Series 1991, AMT,
              1.350% 10/01/11**...........................................        3,600
    1,400   Mecklenburg County, North Carolina Industrial Facilities and
              Pollution Control Financing Authority Revenue, (Sterigenics
              International Project) Series 1996, AMT, (American National
              Bank & Trust LOC),
              1.150% 03/01/16**#..........................................        1,400
    4,640   Mecklenburg County, North Carolina Multi-Family Housing
              Revenue, (Barrington Oaks Apartments Project) Series 2003,
              AMT, (SunTrust Bank LOC),
              1.250% 09/01/35**...........................................        4,640
    2,800   North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001A, AMT, (Branch
              Banking & Trust LOC),
              1.200% 09/01/22**...........................................        2,800
    4,845   North Carolina State Port Authority Exempt Facilities Revenue,
              (Wilmington Bulk LLC Project) Series 2001B, AMT, (Branch
              Banking & Trust LOC),
              1.200% 09/01/22**...........................................        4,845

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$   4,660   Rowan County, North Carolina Industrial Facilities Pollution
              Control Financing Authority, (Fixed Industrial Development
              PHC LLC Project) Series 1999, AMT, (Branch Banking and Trust
              LOC),
              1.200% 03/01/14**...........................................   $    4,660
    2,345   Rutherford County, North Carolina GO, Series 2003B, (MBIA
              Insured),
              3.000% 06/01/04.............................................        2,379
                                                                             ----------
                                                                                 35,494
                                                                             ----------
            OHIO -- 1.5%
      865   Centerville, Ohio Health Care Revenue, (Bethany Lutheran
              Village Hospital Project) Series 1994, (PNC Bank of Ohio,
              N.A. LOC),
              1.140% 11/01/13**#..........................................          865
   23,650   Cleveland, Ohio Waterworks Revenue, Series 2002L, (FGIC
              Insured, Westdeutsche Landesbank SBPA),
              1.050% 01/01/33**...........................................       23,650
      425   Greene County, Ohio IDR, (FC Ltd. - AFC Stamping Project)
              Series 1995, AMT, (Key Bank, N.A. LOC),
              1.250% 09/01/16**#..........................................          425
    6,225   Kettering, Ohio IDR, Series 2002, AMT, (Merrill Lynch Capital
              Services SPBA),
              1.270% 11/01/34**...........................................        6,225
    1,270   Lucas County, Ohio IDR, (Dynamic Dies, Inc. Project) Series
              1997, AMT, (National City Bank LOC),
              1.230% 07/01/09**...........................................        1,270
    2,179   Ohio Housing Finance Agency Multi-Family Housing Revenue,
              (Kenwood Congregation - Retirement Project) Series 1985,
              (Morgan Guaranty Trust LOC),
              0.950% 12/01/15**...........................................        2,179
   10,500   Ohio State Water Development Authority Solid Waste Disposal
              Revenue, (The Timken Company Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina, N.A. LOC),
              1.120% 07/01/32**...........................................       10,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OHIO -- (CONTINUED)
$     750   Summit County, Ohio IDR, (Oliver Printing Company, Inc.
              Project) Series 1997, AMT, (Bank One of Akron, N.A. LOC),
              1.350% 02/01/07**#..........................................   $      750
   15,800   Toledo-Lucas County, Ohio Port Authority Airport Development
              Revenue, (Flightsafety International, Inc. Project) Series
              1998-1, AMT, (Berkshire Hathaway Inc. Guarantee),
              1.130% 01/01/18**#..........................................       15,800
                                                                             ----------
                                                                                 61,664
                                                                             ----------
            OKLAHOMA -- 1.2%
    1,930   Claremore, Oklahoma Industrial and Redevelopment Industrial
              Development Authority Revenue, (Whirlwind Steel Buildings
              Project) Series 2001, AMT, (Chase Manhattan Bank LOC),
              1.180% 09/01/16**...........................................        1,930
   10,000   Oklahoma Development Finance Authority Revenue, (Seabrook
              Farms Inc. Project) Series 1997, AMT, (Bank of New York
              LOC),
              1.100% 03/01/27**#..........................................       10,000
    4,210   Oklahoma Housing Finance Agency Single Family Revenue,
              (Homeownership Loan Program) Series 2001PT-1288, AMT, (GNMA
              Collateral Agreement, Merrill Lynch SBPA),
              1.180% 09/01/29**@@.........................................        4,210
   35,500   Oklahoma State Industrial Authority Revenue Refunding,
              (Integris Health Obligated Group Project) Series 1999B,
              (MBIA Insured, Morgan Guaranty SBPA),
              1.250% 08/15/29**...........................................       35,500
                                                                             ----------
                                                                                 51,640
                                                                             ----------
            OREGON -- 0.2%
    2,000   Oregon State, Economic Development Revenue, (KRC Western Inc.
              Project) Series 1997-178, AMT, (Wachovia Bank LOC),
              1.150% 01/01/17**##.........................................        2,000
    4,500   Port Portland, Oregon Special Obligation Revenue, (Portland
              Bulk Terminals Project) Series 1999, AMT, (Canadian Imperial
              Bank LOC),
              1.100% 10/01/25**...........................................        4,500
                                                                             ----------
                                                                                  6,500
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- 1.1%
$   4,000   Allegheny County, Pennsylvania Hospital Development Authority
              Revenue, (South Hills Healthcare Project) Series 2000A, (PNC
              Bank N.A. LOC),
              1.150% 06/01/30.............................................   $    4,000
    1,860   Elk County, Pennsylvania IDR Authority, (Clarion Sintered
              Metals Project) Series 1998, AMT, (PNC Bank, N.A. LOC),
              1.220% 03/01/09**#..........................................        1,860
    9,000   Elk County, Pennsylvania Industrial Development Authority,
              Solid Waste Disposal Revenue, (Willamette Industries Inc.
              Project) Series 1992, (Deustche Bank A.G. LOC),
              1.100% 08/01/10**...........................................        9,000
    1,600   Emmaus, Pennsylvania General Authority Revenue, Series
              1989B-23, (DEPFA Bank plc),
              1.090% 03/01/24**...........................................        1,600
    7,000   Emmaus, Pennsylvania General Authority Revenue, Series
              1989G-18, (DEPFA Bank plc),
              1.090% 03/01/24**...........................................        7,000
    4,750   Indiana County, Pennsylvania Industrial Development Authority
              PCR, (Conemaugh Project) Series 1997A, (Bank One N.A. LOC),
              1.200% 06/01/27**...........................................        4,750
      800   Pennsylvania Economic Development Financing Authority
              Development Revenue, (Pennsylvania Bar Institute Project)
              Series 1996B, AMT, (PNC Bank, N.A. LOC),
              1.120% 04/01/15**#..........................................          800
    5,525   Pennsylvania Economic Development Financing Authority Exempt
              Facilities Revenue, (Amtrak Project) Series 2001B, AMT,
              (Morgan Guaranty Trust LOC),
              1.100% 11/01/41**...........................................        5,525
    1,760   Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (Bon-Ton Stores Project) Series 1992,
              AMT, (PNC Bank, N.A. LOC),
              1.220% 02/01/12**#..........................................        1,760
    1,315   Schuylkill County, Pennsylvania Industrial Development
              Authority Revenue, (S. Grumbacher and Son Project) Series
              1990, (PNC Bank, N.A. LOC),
              1.120% 02/01/12**#..........................................        1,315

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$   3,505   Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Elizabeth Carbide Die Project) Series
              1998A, AMT, (National City Bank LOC),
              1.230% 10/01/13**#..........................................   $    3,505
    3,480   Westmoreland County, Pennsylvania Industrial Development
              Authority Revenue, (Rhodin Enterprises Project) Series 1997,
              AMT, (National City Bank, N.A. LOC),
              1.220% 04/01/17**...........................................        3,480
                                                                             ----------
                                                                                 44,595
                                                                             ----------
            RHODE ISLAND -- 0.2%
    3,560   Pawtucket, Rhode Island GO, Series 2002A, (AMBAC Insured),
              4.000% 04/15/04.............................................        3,615
    2,870   Rhode Island State Industrial Facilities Corporation IDR,
              (Precision Turned Components Project) Series 2000, (Bank of
              New York LOC),
              1.200% 05/01/11**...........................................        2,870
                                                                             ----------
                                                                                  6,485
                                                                             ----------
            SOUTH CAROLINA -- 3.1%
    3,700   Anderson County, South Carolina IDR, (Mikron Corporation
              Project) Series 1998, AMT, (ABN AMRO Bank N.V. LOC),
              1.200% 11/01/12**#..........................................        3,700
    1,000   Cherokee County, South Carolina Industrial Revenue Refunding,
              (Holmberg Electronic Corporation Project) Series 1989,
              (Wachovia Bank of North Carolina, N.A. LOC),
              1.150% 11/01/04**#..........................................        1,000
    4,800   Kershaw County, South Carolina IDR, (DeRoyal Textiles, Inc.
              Project) Series 1994, AMT, (SunTrust Bank of Nashville LOC),
              1.200% 12/01/07**#..........................................        4,800
   12,000   Marlboro County, South Carolina Solid Waste Disposal
              Facilities Revenue, (Willamette Industries Inc. Project)
              Series 1995, AMT, (Deutsche Bank AG LOC),
              1.100% 08/01/15**...........................................       12,000
    5,500   Marlboro County, South Carolina Solid Waste Disposal Revenue,
              (Willamette Industrial Income Project) Series 1996, AMT,
              (Deutsche Bank A.G. LOC),
              1.100% 06/01/23**...........................................        5,500
   13,325   South Carolina Housing and Development Authority, Mortgage
              Revenue Notes, Series 2002B, AMT, (AMBAC Insured),
              1.570% 10/01/03.............................................       13,325

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$   3,120   South Carolina Jobs Economic Development Authority Development
              Revenue, (Spartanburg YMCA Project) Series 1996, (First
              Union National Bank LOC),
              1.150% 06/01/18**#..........................................   $    3,120
    4,000   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Pine River Plastics Inc. Project)
              Series 2000, AMT, (Comerica Bank LOC),
              1.200% 03/01/11**...........................................        4,000
    5,705   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Raynor USA Southeast Project) Series
              2000, AMT, (LaSalle Bank, N.A. LOC),
              1.180% 05/01/20**...........................................        5,705
   24,995   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (St. Francis Bon Secours Hospital
              Project) Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.280% 11/15/30**#..........................................       24,995
    6,175   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (Thompson Steel Company, Inc. Project)
              Series 2000, AMT, (Fleet National Bank, N.A. LOC),
              1.150% 06/01/20**...........................................        6,175
    6,275   South Carolina Jobs Economic Development Authority IDR,
              (Abraham Industries LLC Project) Series 1999, AMT, (PNC
              Bank, N.A. LOC),
              1.220% 05/01/14**#..........................................        6,275
    2,100   South Carolina Jobs Economic Development Authority IDR, (Banks
              Construction Company Project) Series 1999, AMT, (Wachovia
              Bank of North Carolina, N.A. LOC),
              1.200% 05/01/09**...........................................        2,100
    3,105   South Carolina Jobs Economic Development Authority IDR,
              (Kravet Fabrics, Inc. Project) Series 1997, AMT, (Bank of
              New York LOC),
              1.100% 03/01/12**##.........................................        3,105
    5,575   South Carolina Jobs Economic Development Authority IDR,
              (Quoizel, Inc. Project) Series 1996, AMT, (Branch Banking &
              Trust LOC),
              1.200% 05/01/16**...........................................        5,575

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$   5,500   South Carolina Jobs Economic Development Authority Revenue,
              (Alco-Lite Industries LLC - TechnoSteel LLC Project) Series
              1997, AMT, (Wachovia Bank of South Carolina, N.A. LOC),
              1.150% 04/01/12**...........................................   $    5,500
   11,250   South Carolina Jobs Economic Development Authority, Economic
              Development Revenue, (Giant Cement Holding Inc. Project)
              Series 2002, AMT, (Citibank N.A. LOC),
              1.120% 12/01/22**...........................................       11,250
    5,000   South Carolina Jobs Economic Development Authority, Economic
              Development Revenue, (Waste Management South Carolina
              Project) Series 2003, AMT, (Wachovia Bank N.A. LOC),
              1.200% 07/01/24**...........................................        5,000
    6,400   South Carolina State Housing Finance and Development Authority
              Multi-Family Revenue Refunding, (Rental Bay Club Apartments)
              Series 2001, AMT, (General Electric Capital Corporation
              LOC),
              1.160% 06/01/21**...........................................        6,400
                                                                             ----------
                                                                                129,525
                                                                             ----------
            SOUTH DAKOTA -- 0.2%
      330   South Dakota Economic Development Financing Authority IDR
              Refunding, (Lomar Development Company Project) Series 1996B,
              AMT, (US Bank, N.A. LOC),
              1.300% 08/01/08**#..........................................          330
    9,935   South Dakota State Housing Development Authority, Series
              1998PT-168, AMT, (Banque Nationale de Paris SBPA),
              1.180% 05/01/27**##.........................................        9,935
                                                                             ----------
                                                                                 10,265
                                                                             ----------
            TENNESSEE -- 2.8%
    4,445   Blount County, Tennessee Industrial Development Board, IDR,
              (Arrowhead Partners LP Project) Series 2003, AMT, (SunTrust
              Bank LOC),
              1.250% 12/01/13**...........................................        4,445
   20,600   Collierville, Tennessee Industrial Development Board Revenue,
              (St. Georges High School Project) Series 2001, (AmSouth Bank
              of Alabama, N.A. LOC),
              1.140% 08/01/31**...........................................       20,600

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$   5,930   Franklin County, Tennessee Health and Educational Facilities
              Board Revenue, (University of the South Project) Series
              1998B, (AmSouth Bank of Alabama, N.A. LOC),
              1.160% 09/01/18**...........................................   $    5,930
   13,685   Johnson City, Tennessee Health and Educational Facilities
              Board Hospital Revenue, (Mountain States Project) Series
              2001PT-560, (Merrill Lynch Guarantee SBPA),
              1.220% 07/01/26**...........................................       13,685
    5,350   Memphis, Tennessee Health Educational and Housing Facilities
              Board Revenue, (Springdale Creek Apartments Project) Series
              2003A, AMT, (First Tennessee Bank LOC),
              1.250% 01/01/35**...........................................        5,350
    6,245   Memphis-Shelby County, Tennessee Airport Authority, Airport
              Revenue, Series 2001, AMT, (FSA Insured, Toronto-Dominion
              Bank Liquidity Facility),
              1.000% 03/01/09**#..........................................        6,245
    4,300   Metropolitan Government Nashville and Davidson County,
              Tennessee Health and Education Facilities Board Revenue,
              (Danridge Tower II Project) Series 2002, (First Tennessee
              Bank LOC),
              1.250% 09/01/32**...........................................        4,300
    6,500   Monroe County, Tennessee Industrial Development Board IDR,
              (American Transit Corporation Project) Series 1986, (Bank of
              Boston LOC),
              1.100% 08/01/06**#..........................................        6,500
    3,145   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Multi-Family Housing Revenue, (Flag Manor
              Project) Series 1995, AMT, (FHLB Guarantee),
              1.130% 01/01/23**#..........................................        3,145
    2,000   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Revenue, (Spring Creek Apartments) Series
              2003A, AMT, (First Tennessee Bank LOC),
              1.250% 12/01/20**...........................................        2,000
    1,200   Springfield, Tennessee Industrial Development Board Revenue,
              (All American Homes of Tennessee Project) Series 1994, AMT,
              (Bank One of Michigan, N.A. LOC),
              1.350% 11/01/09**#..........................................        1,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$  10,000   Steward County, Tennessee Industrial Development Board, Solid
              Waste Disposal Revenue, (Standard Gypsum Project) Series
              1999B, AMT, (Toronto-Dominion Bank LOC),
              1.110% 05/01/34**...........................................   $   10,000
    5,000   Sullivan County, Tennessee Industrial Development Board
              Revenue, (Modern Forge Company Project) Series 1990, AMT,
              (Northern Trust Company LOC),
              1.150% 07/01/10**#..........................................        5,000
    4,800   Tennessee Volunteer State Student Funding Corporation Student
              Loan Revenue, Series 1988A-1, (State Street Bank and Trust
              Company LOC),
              1.150% 12/01/23**...........................................        4,800
   25,900   Tennessee Volunteer State Student Funding Corporation Student
              Loan Revenue, Series 1998A-2, AMT, (State Street Bank and
              Trust Company LOC),
              1.150% 12/01/23**...........................................       25,900
                                                                             ----------
                                                                                119,100
                                                                             ----------
            TEXAS -- 16.7%
   30,515   Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2000B-2, (MBIA Insured, Chase Bank of Texas, N.A. SBPA),
              1.250% 08/15/29**...........................................       30,515
   27,000   Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2001-2,
              1.250% 08/15/31**...........................................       27,000
    1,100   Bell County, Texas Industrial Development Corporation, IDR,
              (Metal Sales Manufacturing Corporation Project) Series 1998,
              AMT, (Firstar Bank N.A. LOC),
              1.330% 08/01/08**...........................................        1,100
   31,950   Brazos River Authority, Texas PCR, (TXU Energy Company
              Project) Series 2002A, (JP Morgan Chase Bank LOC),
              1.150% 05/01/37**...........................................       31,950
   31,350   Brownsville, Texas Utilities Systems Revenue Refunding, Series
              2001A, (MBIA Insured),
              1.050% 09/01/25**...........................................       31,350

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   6,700   Calhoun County, Texas Navajo District, (Formosa Plastics
              Corporation Project) Series 2002, (JP Morgan Chase Bank
              LOC),
              1.150% 09/01/32**...........................................   $    6,700
    5,300   Chambers County, Texas Industrial Development Corporation
              Revenue, (Ecolochem, Inc. Project) Series 1999, AMT,
              (Wachovia Bank, N.A. LOC),
              1.150% 03/01/14**...........................................        5,300
   16,180   Dallas-Fort Worth, Texas International Airport Facility
              Revenue, (Flightsafety Project) Series 1999, AMT, (OBH, Inc.
              Guarantee),
              1.130% 07/01/32**...........................................       16,180
    5,090   Dallas-Fort Worth, Texas International Airport Revenue, Series
              2003, AMT, (FGIC Insured),
              1.200% 11/01/20**#..........................................        5,090
    9,840   Dallas-Fort Worth, Texas International Airport Revenue, Series
              2003, AMT, (Merrill Lynch Capital Services SBPA),
              1.150% 05/01/11**@@.........................................        9,840
   10,110   Dallas-Fort Worth, Texas International Airport Revenue, Series
              2003, AMT, (Merrill Lynch Capital Services SBPA),
              1.200% 05/01/11**...........................................       10,110
    1,500   Dallas-Fort Worth, Texas Regional Airport Revenue, Series
              1995, (FGIC Insured),
              4.900% 11/01/03.............................................        1,505
    8,185   El Paso, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Viva Apartments Project - Oakland
              Executive Center LP) Series 1993, AMT, (GE Capital
              Corporation Guarantee),
              1.250% 09/01/23**#..........................................        8,185
   24,100   Gulf Coast Waste Disposal Authority, Texas Environmental
              Facilities Revenue, (Exxon Mobile Project) Series 2003, AMT,
              1.150% 09/01/25**...........................................       24,100
   22,000   Harris County, Texas GO, TAN, Series 2003,
              1.750% 02/27/04.............................................       22,069
    2,750   Harris County, Texas Health Facility Development Corporation
              Revenue, Blood Center Gulf Coast Regional, Series 1992, (JP
              Morgan Chase and Company LOC)
              1.130% 04/01/17**...........................................        2,750
   11,000   Harris County, Texas Industrial Development Corporation PCR,
              (Exxon Project) Series 1987, AMT,
              1.150% 08/15/27**...........................................       11,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  18,900   Harris County, Texas, Industrial Development Corporation, PCR,
              (Exxon Corporation Project) Series 1984A,
              1.110% 03/01/24**...........................................   $   18,900
    1,555   Hillsboro, Texas Industrial Development Corporation Revenue,
              (Lamcraft LP Project) Series 1997, AMT, (First Commercial
              Bank LOC),
              1.350% 07/01/13**...........................................        1,555
   17,500   Houston, Texas TRAN, Series 2003,
              2.000% 06/30/04.............................................       17,649
   12,000   Houston, Texas Water and Sewer Systems Revenue Refunding,
              Series 1991C, (AMBAC Insured),
              1.434%*** 12/01/03..........................................       11,971
    5,635   Klein, Texas Independent School District GO, Series 2003,
              (PSF-GTD, Merrill Lynch Capital Services SBPA),
              1.130% 08/15/23**#..........................................        5,635
   50,440   Lower Neches Valley Authority, Texas Industrial Development
              Corporation Exempt Facilities Revenue, (Exxon Mobile
              Project) Series 2001B, AMT,
              1.150% 11/01/29**...........................................       50,440
    1,000   Mansfield, Texas Industrial Development Corporation Revenue,
              (Texas Inc. Project) Series 1986, AMT, (Bank One Texas N.A.
              LOC),
              1.190% 11/01/26**...........................................        1,000
    2,170   McKinney, Texas Independent School District GO, Series 2001,
              (PSF-GTD),
              5.000% 02/15/04.............................................        2,201
   11,200   Midlothian, Texas Industrial Development Corporation
              Environmental Facilities Revenue, (Holnam Texas Loop
              Project) Series 1999, AMT, (Bank One, Michigan LOC),
              1.160% 09/01/31**...........................................       11,200
    5,250   Northside, Texas Independent School District GO, Series 2003A,
              (PSF-GTD),
              1.000% 08/01/31.............................................        5,250
    1,200   Nueces County, Texas Health Facilities Development Corporation
              Revenue, (Driscoll Foundation Childrens Hospital Project)
              Series 1985, (Bank One of Texas, N.A. LOC),
              1.220% 07/01/15**...........................................        1,200

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   6,060   Panhandle, Texas Regional Housing Financing, Series 2002, AMT,
              (Merrill Lynch Capital Services SBPA),
              1.270% 09/01/14**...........................................   $    6,060
   40,000   Panhandle-Plains, Texas Higher Education Inc., Student Loan
              Revenue, Series 1993A, AMT, (MBIA Insured, Lloyds TSB Bank
              plc SBPA),
              1.100% 06/01/23**...........................................       40,000
    8,680   San Antonio, Texas Education Facility Corporation Revenue,
              (University of the Incarnate World Project) Series 2001,
              (Bank One Texas, N.A. LOC),
              1.170% 12/01/21**...........................................        8,680
   38,260   San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured,
              JP Morgan Chase Bank SBPA),
              1.050% 05/15/33**...........................................       38,260
  177,250   Texas State TRAN, Series 2003,
              2.000% 08/31/04.............................................      178,597
   10,065   Texas State Turnpike Authority, Dallas North Tollway Revenue,
              Series 2003, (FGIC Insured),
              1.130% 01/01/07**...........................................       10,065
    4,400   Texas State, Department of Housing & Community Affairs,
              Multi-Family Revenue, Series 2002, AMT, (Merrill Lynch
              Capital Services SBPA),
              1.270% 12/01/40**...........................................        4,400
   22,055   Texas Water Development Board Revenue Refunding, State
              Revolving Fund, Series 2003, (JP Morgan Chase Bank SBPA),
              1.150% 07/15/22**...........................................       22,055
   12,000   University of Texas System, Board of Regents,
              0.850% 10/10/03.............................................       12,000
   15,600   West Side Calhoun County, Texas Development Corporation PCR,
              (Sohio Chemical Corporation Project) Series 1985, (BP Amoco
              plc Guarantee),
              1.220% 12/01/15**...........................................       15,600
                                                                             ----------
                                                                                707,462
                                                                             ----------
            UTAH -- 3.5%
    4,000   Cedar City, Utah IDR, (North America Packaging Project) Series
              2002, AMT, (JP Morgan Chase & Company LOC),
              1.150% 10/01/22**...........................................        4,000
    1,400   Murray City, Utah IDR, (Zevex, Inc. Project) Series 1996, AMT,
              (Bank One Arizona, N.A. LOC),
              1.350% 10/01/16**#..........................................        1,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            UTAH -- (CONTINUED)
$   3,200   Murray City, Utah IDR Authority, (Hunter Douglas Real Property
              Project) Series 1994, AMT, (ABN-AMRO Bank N.V. LOC),
              1.200% 09/01/14**##.........................................   $    3,200
    7,770   Provo City, Utah Housing Authority, (Multi-Family Branbury
              Park Project) Series 1987A, (Bank One of Arizona LOC),
              1.100% 12/01/10**...........................................        7,770
    2,840   Salt Lake City, Utah IDR, (Spring Air Project) Series 2003,
              AMT, (US Bank N.A.),
              1.140% 07/01/23**...........................................        2,840
    9,265   Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002A-1, AMT, (Westdeutsche Landesbank Girozentrale
              LOC),
              1.120% 07/01/33**...........................................        9,265
    9,095   Utah Housing Corporation, Single Family Mortgage Revenue,
              Series 2002C-2, AMT, (Westdeutsche Landesbank Girozentrale
              SBPA),
              1.120% 07/01/33**...........................................        9,095
   35,000   Utah State Board Regents Student Loan Revenue, Series 1995,
              AMT, (AMBAC Insured, GTD STD LNS, Lloyds TSB Bank plc SBPA),
              1.100% 11/01/25**...........................................       35,000
   38,500   Utah State Board Regents Students Loan Revenue, Series 1996Q,
              AMT, (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee
              SBPA),
              1.100% 11/01/31**...........................................       38,500
   26,355   Utah State Board Regents Students Loan Revenue, Series 1996R,
              AMT, (AMBAC Insured, GTD STD LNS, Credit Communl Belgiquee
              SBPA),
              1.100% 11/01/31**...........................................       26,355
    9,995   Utah State, Housing Finance Agency, Single Family Mortgage
              Revenue, Series 2000C-1, AMT, (Bayerische Landesbank SBPA),
              1.120% 07/01/31**...........................................        9,995
                                                                             ----------
                                                                                147,420
                                                                             ----------
            VERMONT -- 0.4%
   14,900   Vermont Industrial Development Authority Revenue, (Ryegate
              Wood Energy Company Project) Series 1990, AMT, (ABN AMRO
              Bank, N.V. LOC),
              1.180% 12/01/15**...........................................       14,900
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            VIRGINIA -- 1.1%
$   4,500   Fredericksburg, Virginia Industrial Development Authority
              Multi-Family Housing Revenue, (Forest Village Apartments
              Project) Series 2001A-1, AMT, (SunTrust Bank LOC),
              1.200% 01/01/33**...........................................   $    4,500
    3,900   Greensville County, Virginia Industrial Development Authority
              Revenue, (Perdue Farms, Inc. Project) Series 1996, AMT,
              (SunTrust Bank LOC),
              1.200% 10/01/06**#..........................................        3,900
    7,900   King George County, Virginia Industrial Development Authority,
              Exempt Facilities Revenue, (Birchwood Power Partners
              Project) Series 1996A,
              1.230% 04/01/26**...........................................        7,900
    8,415   Loudoun County, Virginia Industrial Development Authority
              Revenue, (Howard Hughes Medical Project) Series 2003C,
              1.190% 02/15/38**...........................................        8,415
    4,725   Madison County, Virginia Industrial Development Authority
              Revenue, (Madison Wood Preservers Project) Series 1998, AMT,
              (Wachovia Bank of North Carolina N.A. LOC),
              1.150% 06/01/13**#..........................................        4,725
   10,550   Prince William County, Virginia IDR, (Dale Scott Corporation
              Project) Series 2001, AMT, (First Union National Bank LOC),
              1.150% 12/01/21**...........................................       10,550
    3,400   Sussex County, Virginia Industrial Development Authority,
              Solid Waste Disposal Revenue, (Atlantic Waste Disposal
              Project) Series 2003A, AMT, (Wachovia Bank N.A. LOC),
              1.120% 06/01/28**...........................................        3,400
    4,000   Westmoreland County, Virginia Industrial Development
              Authority, Economic Development Revenue, (Second Development
              LLC Project) Series 2003, AMT, (Wells Fargo Bank N.A. LOC),
              1.200% 08/01/19**...........................................        4,000
                                                                             ----------
                                                                                 47,390
                                                                             ----------
            WASHINGTON -- 1.5%
   11,585   King County, Washington Directors Association,
              0.986%*** 11/20/03#.........................................       11,569

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
$   3,100   King County, Washington Housing Authority Revenue, (Auburn
              Court Apartments Project) Series 1997, AMT, (US Bank N.A.
              LOC),
              1.150% 12/01/27**...........................................   $    3,100
    5,000   Port Bellingham, Washington Industrial Development
              Corporation, Environmental Facilities Industrial Revenue,
              Series 2003, AMT,
              1.250% 03/01/38**...........................................        5,000
      700   Port Seattle, Washington Revenue, Series 2000B, AMT, (MBIA
              Insured),
              5.500% 02/01/04.............................................          710
    4,320   Port Seattle, Washington Revenue, Series 2003, AMT, (MBIA
              Insured, Merrill Lynch Capital Services SBPA),
              1.150% 07/01/11**...........................................        4,320
    4,040   Washington State Housing Finance Community Multi-Family
              Housing Revenue, (Pacific Crest Apartments Project) Series
              1995, AMT, (Bank of America LOC),
              1.270% 04/01/34**...........................................        4,040
    6,285   Washington State Housing Financing Commission Multi-Family
              Revenue, (Monticello Park Project) Series 2001A, AMT, (US
              Bank, N.A. LOC),
              1.200% 08/01/26**...........................................        6,285
   13,000   Washington State, Housing Finance Commission, Multi-Family
              Housing Revenue, (Mallard Lakes Apartments Project) Series
              2002A, AMT, (PNC Bank N.A.),
              1.270% 05/15/35**...........................................       13,000
    8,300   Washington State, Housing Finance Commission, Multi-Family
              Mortgage Revenue, (Inglenook Court Project) Series 1995,
              AMT,
              1.150% 07/01/25**...........................................        8,300
    6,535   Washington State, Housing Finance Commission, Non-Profit
              Housing Revenue, (Franke Tobey Jones Project) Series 2003,
              (Wells Fargo Bank N.A. LOC),
              1.200% 09/01/33**...........................................        6,535
                                                                             ----------
                                                                                 62,859
                                                                             ----------
            WEST VIRGINIA -- 0.8%
    8,130   Beckley, West Virginia Revenue Refunding, (Beckley Water
              Company Project) Series 2003, AMT, (Bank One West Virginia
              LOC),
              1.350% 10/01/16**...........................................        8,130

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WEST VIRGINIA -- (CONTINUED)
$   1,200   Marion County, West Virginia County Commission Solid Waste
              Disposal Facility Revenue, (Grantown Project) Series 1990C,
              AMT, (National Westminster LOC),
              1.150% 10/01/17**...........................................   $    1,200
    9,000   Marshall County, West Virginia PCR, (Mountaineer Carbon
              Company Project) Series 1985, (BP Amoco plc Guarantee),
              1.220% 12/01/20**...........................................        9,000
    1,000   Mercer County, West Virginia IDR Refunding, (Noland Company
              Project) Series 1989, (First Union National Bank LOC),
              1.330% 05/01/06**...........................................        1,000
   10,000   Pleasants County, West Virginia County Commission IDR, (Simex,
              Inc. Building Project) Series 1999, AMT, (PNC Bank, N.A.
              LOC),
              1.220% 12/01/19**...........................................       10,000
    3,095   West Virginia Public Energy Authority Revenue, (Morgantown
              Energy Project) Series 1998, (FSA Insured, BNP Paribas
              SBPA),
              1.220% 01/01/05**##.........................................        3,095
                                                                             ----------
                                                                                 32,425
                                                                             ----------
            WISCONSIN -- 2.7%
   22,200   Madison, Wisconsin Metropolitan School District TRAN, Series
              2003,
              1.500% 09/10/04.............................................       22,310
    3,170   Menomonee Falls, Wisconsin Industrial Development Authority
              IDR, (Jema, LLC Project) Series 1994, AMT, (Bank One
              Milwaukee, N.A. LOC),
              1.350% 09/01/14**...........................................        3,170
   26,500   Milwaukee, Wisconsin RAN, Series 2003,
              1.500% 12/15/03.............................................       26,525
      900   Park Falls, Wisconsin IDR, (Weather Shield Project) Series
              2000, AMT, (Bank One Wisconsin LOC),
              1.350% 08/01/20**...........................................          900
      900   Pewaukee, Wisconsin IDR, (Gunner Press & Finishing Project)
              Series 2000, AMT, (Bank One Wisconsin LOC),
              1.350% 09/01/20**...........................................          900
    3,250   Pleasant Prairie, Wisconsin IDR, (Nucon Corporation Project)
              Series 1995, AMT, (American National Bank & Trust Company
              LOC),
              1.200% 02/01/22**...........................................        3,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
$   2,500   Racine, Wisconsin Solid Waste Disposal Revenue, (Republic
              Services Inc. Project) Series 2002, (Bank One N.A. LOC),
              1.200% 08/01/37**...........................................   $    2,500
    6,250   Racine, Wisconsin Solid Waste Disposal Revenue, (Republic
              Services Inc. Project) Series 2002B, AMT, (Bank One N.A.),
              1.200% 12/01/37**...........................................        6,250
    3,700   Sheboygan, Wisconsin IDR, (Subco Foods of Wisconsin) Series
              2002, (American National Bank and Trust LOC),
              1.380% 08/01/12**...........................................        3,700
    9,700   West Allis, Wisconsin Revenue (State Fair Park Exposition
              Center Project) Series 2001, (First Star Bank, N.A. LOC),
              1.140% 08/01/28**...........................................        9,700
    3,000   Whitewater, Wisconsin IDR, (Husco International Incorporate
              Project) Series 1997, AMT, (Lasalle Bank N.A.)
              1.180% 12/01/12**...........................................        3,000
    6,000   Wisconsin Health and Education Facilities Authority Revenue,
              1.020% 02/03/04.............................................        6,000
    3,900   Wisconsin Housing and Economic Development Authority, Housing
              Revenue, Series 2000A, AMT, (MBIA Insured, FHLB LOC),
              1.130% 05/01/32**...........................................        3,900
    5,000   Wisconsin State Health & Educational Facilities Authority
              Revenue, Series 2003, (MBIA Insured),
              1.130% 08/15/23**#..........................................        5,000
   17,160   Wisconsin State, Health & Educational Facilities Authority
              Revenue, Series 2003, (MBIA Insured),
              1.130% 08/15/19**#..........................................       17,160
                                                                             ----------
                                                                                114,265
                                                                             ----------
            WYOMING -- 0.7%
    9,900   Lincoln County, Wyoming PCR, (Exxon Project) Series 1987A,
              AMT, (GTY AGMT),
              1.150% 07/01/17**...........................................        9,900

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WYOMING -- (CONTINUED)
$   6,900   Lincoln County, Wyoming PCR, (Exxon Project) Series 1987C,
              AMT, (GTY-AGMT),
              1.150% 07/01/17**...........................................   $    6,900
   11,000   Sublette County, Wyoming PCR, (Exxon Capital Ventures Project)
              Series 1987B, AMT, (Exxon Corporation Guarantee),
              1.150% 07/01/17**...........................................       11,000
                                                                             ----------
                                                                                 27,800
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $4,167,260)...........................................    4,167,260
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $4,167,260*)................................      98.9%   4,167,260
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       1.1%
            Cash..........................................................   $       55
            Receivable for investment securities sold.....................       37,100
            Interest receivable...........................................       10,638
            Investment advisory fee payable...............................         (410)
            Administration fee payable....................................         (193)
            Shareholder servicing and distribution fees payable...........         (610)
            Distributions payable.........................................         (616)
            Payable for investment securities purchased...................         (195)
            Accrued Trustees' fees and expenses...........................          (58)
            Accrued expenses and other liabilities........................         (167)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       45,544
                                                                             ----------
            NET ASSETS..........................................     100.0%  $4,212,804
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      126
            Accumulated net realized gain on investments sold.............           82
            Paid-in capital...............................................    4,212,596
                                                                             ----------
            NET ASSETS....................................................   $4,212,804
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MONEY MARKET FUNDS

Nations Municipal Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                                VALUE
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($1,362,081,075 / 1,362,093,301 shares outstanding)...........        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($469,685,038 / 469,641,626 shares outstanding)...............        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($170,546,357 / 170,515,230 shares outstanding)...............        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($680,318,852 / 680,368,828 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($199,278,526 / 199,316,943 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($608,054,777 / 607,999,946 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($59,951 / 59,946 shares outstanding).........................        $1.00
                                                                             ==========
            INVESTOR C SHARES:
            ($2,502,302 / 2,502,295 shares outstanding)...................        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($720,276,721 / 720,271,173 shares outstanding)...............        $1.00
                                                                             ==========

---------------

 * Federal income tax information (see Note 7).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 # Security not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ##Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 + Amount represents less than 0.1%.

 @@Restricted security (see Note 5).

Nations Municipal Reserves had the following industry concentrations greater than 10% at September 30, 2003 (as a percentage of net assets):

Industrial Development Revenue/Pollution Control
 Revenue                                            24.53%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND
              NOTES -- 100.0%
            ALABAMA -- 1.8%
$   8,715   ASMS Mobile, Alabama Public Educational Building Authority
              Revenue, (Alabama High School Math and Science Foundation
              Project) Series 1997, (AmSouth Bank of Alabama N.A. LOC),
              1.200% 07/01/22**...........................................   $    8,715
   19,995   Birmingham, Alabama Medical Clinic Board Revenue, (Medical
              Advancement Foundation Project) Series 2000A, (Columbus Bank
              & Trust LOC),
              1.390% 09/01/30**...........................................       19,995
    7,600   Birmingham, Alabama Medical Clinic Board Revenue, (University
              of Alabama Health Services Foundation Project) Series 2001A,
              (Columbus Bank and Trust LOC),
              1.230% 03/01/31**...........................................        7,600
    3,577   Gardendale, Alabama Multi-Family Housing Revenue Refunding,
              (Ascot Place Apartments Project) Series 2002A, (FHLMC
              Liquidity Facility),
              1.180% 10/01/32**...........................................        3,577
    1,584   Gardendale, Alabama Multi-Family Housing Revenue Refunding,
              (Meadow Wood Apartments Project) Series 2002C, (FHLMC
              Liquidity Facility),
              1.180% 10/01/32**...........................................        1,584
      560   Homewood, Alabama Industrial Development Board Revenue
              Refunding, (Keebler Company Project) Series 1993, (Bank of
              New York LOC),
              1.150% 11/01/04**...........................................          560
    6,450   Scottsboro, Alaska Solid Waste Disposal Authority Revenue,
              Series 2003, (Regions Bank LOC),
              1.110% 11/01/18**...........................................        6,450
    6,000   Tuscaloosa County, Alabama Education Board, Special Tax
              Anticipation Warrants, Series 2003, (Regions Bank LOC),
              1.110% 02/01/16**...........................................        6,000
                                                                             ----------
                                                                                 54,481
                                                                             ----------
            ALASKA -- 0.3%
    9,995   Alaska State Housing Finance Corporation Housing Revenue,
              Series 1998 PA-332, (MBIA Insured, Merrill Lynch Capital
              Services SBPA),
              1.130% 12/01/19**#..........................................        9,995
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ARIZONA -- 1.1%
$   5,995   Arizona Health Facilities Authority Revenue, (Blood Systems
              Project) Series 1995, (Bank One, N.A. LOC),
              1.300% 09/01/15**##.........................................   $    5,995
    3,000   Arizona Health Facility Authority Hospital System Revenue
              Refunding, (St. Lukes Health System Project) Series 1993,
              7.250% 11/01/14.............................................        3,075
    2,500   Pima County, Arizona Street and Highway Revenue, Series 2002,
              (FGIC Insured),
              4.000% 07/01/04.............................................        2,555
   19,875   Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Preparatory School Project) Series 2001A, (Bank
              One Arizona LOC),
              1.150% 05/01/21**...........................................       19,875
    2,550   Scottsdale, Arizona Industrial Development Authority Revenue,
              (Notre Dame Preparatory School Project) Series 2001B, (Bank
              One Arizona, N.A. LOC),
              1.150% 05/01/21**...........................................        2,550
                                                                             ----------
                                                                                 34,050
                                                                             ----------
            ARKANSAS -- 0.2%
    5,790   University of Arkansas University Revenue, Series 2003,
              1.130% 12/01/19**...........................................        5,790
                                                                             ----------
            CALIFORNIA -- 6.1%
   37,390   California State Department of Water Resources, Power Supply
              Revenue, Series 2002B-1, (Bank of New York LOC, California
              State Teachers Retirement LOC),
              1.200% 05/01/22**...........................................       37,390
    6,280   California State Department of Water Resources, Power Supply
              Revenue, Series 2002B-4, (Bayerische Landesbank LOC),
              1.150% 05/01/22**...........................................        6,280
   41,200   California State, Department of Water Resources, Power Supply
              Revenue, Series 2002B-2, (BNP Paribas LOC),
              1.230% 05/01/22**...........................................       41,200
    7,700   California State, Department of Water Resources, Power Supply
              Revenue, Series 2002B-3, (Bank of New York LOC),
              1.200% 05/01/22**...........................................        7,700

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
$  31,250   California Statewide Communities Development Authority
              Revenue, TRAN, Series 2003A-1, (FSA Insured),
              2.000% 06/30/04.............................................   $   31,509
   37,500   Los Angeles County, California TRAN, Series 2003A,
              2.000% 06/30/04.............................................       37,805
   20,200   Orange County, California Sanitation Districts Certificates of
              Participation, Series 2000A, (Dexia Public Finance Bank
              SBPA),
              1.200% 08/01/29**...........................................       20,200
                                                                             ----------
                                                                                182,084
                                                                             ----------
            COLORADO -- 2.6%
    5,830   Arapahoe County, Colorado GO School District Number 006,
              Series 2003, (FGIC Insured, Merrill Lynch Capital Services
              SBPA),
              1.130% 12/01/10**...........................................        5,830
    3,250   Colorado Department Transit Revenue, Series 2003, (AMBAC
              Insured, CitiGroup Global Market Liquidity Facility),
              1.150% 12/15/16**...........................................        3,250
    9,000   Colorado Educational and Cultural Facilities Authority
              Revenue, (Denver Museum Project) Series 2001, (Bank One
              Colorado N.A. LOC),
              1.150% 11/01/21**...........................................        9,000
   10,320   Colorado Housing Financing Authority Multi-Family Revenue,
              Series 2002C, (FNMA SBPA),
              1.700% 10/01/32**...........................................       10,320
    5,655   Douglas County, Colorado School District Number 1, Series
              2001, Putable Receipts - 163, (MBIA Insured, Morgan Guaranty
              SBPA),
              1.160% 06/15/09**##.........................................        5,655
    6,305   El Paso County, Colorado Multi-Family Housing Revenue
              Refunding, (Briarglen Apartments Project) Series 1995,
              (FHLMC Guarantee),
              1.100% 12/01/24**...........................................        6,305
   36,310   Moffat County, Colorado PCR, (Tri-State Colorado - Utah
              Electric Cooperative Project) Series 1984, (AMBAC Insured,
              Societe Generale SBPA),
              1.200% 07/01/10**...........................................       36,310
                                                                             ----------
                                                                                 76,670
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONNECTICUT -- 0.2%
$   5,775   Connecticut State Health and Educational Facilities Authority
              Revenue, (Yale University Project) Series 1997T-1,
              1.130% 07/01/29**...........................................   $    5,775
                                                                             ----------
            DELAWARE -- 0.1%
    4,385   Kent County, Delaware Revenue, (Charter School Incorporated
              Project) Series 2002, (Wachovia Bank N.A. LOC),
              1.100% 11/01/22**...........................................        4,385
                                                                             ----------
            DISTRICT OF COLUMBIA -- 0.3%
    8,815   District Columbia Revenue Refunding, Series 2003, (Suntrust
              Bank LOC),
              1.100% 10/01/30**...........................................        8,815
                                                                             ----------
            FLORIDA -- 4.3%
    4,100   Alachua County, Florida Health Facilities Authority, (Meridian
              Behavioral Income Project) Series 2003, (Wachovia Bank
              N.A.),
              1.100% 07/01/18**...........................................        4,100
   10,200   Collier County, Florida Industrial Development Authority
              Health Care Facilities Revenue, (Community Health Care
              Project) Series 1999A, (First Union National Bank LOC),
              1.100% 11/01/19**...........................................       10,200
    9,005   Dade County, Florida Special Revenue, (Youth Fair and
              Exposition Project) Series 1995, (SunTrust Bank of Central
              Florida LOC),
              1.100% 08/01/15**...........................................        9,005
   23,940   Florida Housing Finance Agency Multi-Family Housing Revenue,
              (Kings Colony Associates Ltd. Project) Series 1988D, (Credit
              Suisse First Boston LOC),
              1.200% 08/01/06**...........................................       23,940
   17,715   Florida State Board Education Lottery Revenue, Series 2000,
              Putable Receipts-222, (FGIC Insured, Morgan Guaranty Trust
              SBPA),
              1.160% 07/01/17**#..........................................       17,715
    9,800   Miami, Florida Health Facilities Authority Health Facilities
              Revenue, (Miami Jewish Home and Hospital Project) Series
              1996, (SunTrust Bank Miami LOC),
              1.100% 12/01/16**...........................................        9,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$   5,900   Miami-Dade County, Florida Industrial Development Authority
              Revenue, (Dave and Mary Alper Community Project) Series
              2002, (Northern Trust Company LOC),
              1.050% 04/01/32**...........................................   $    5,900
   10,000   Orange County, Florida Industrial Development Authority IDR,
              (Bishop Moore High School Project) Series 2000, (SunTrust
              Bank LOC),
              1.100% 10/01/25**...........................................       10,000
    3,000   Palm Beach County, Florida Economic Development Revenue, (YMCA
              Boynton Beach Project) Series 1999, (SunTrust Bank of South
              Florida LOC),
              1.100% 01/01/24**...........................................        3,000
      700   Titusville, Florida Multi-Purpose Revenue, Series 1998
              (Suntrust Bank LOC),
              1.150% 01/01/25**...........................................          700
    1,200   Titusville, Florida Multi-Purpose Revenue, Series 1999
              (Suntrust Bank LOC),
              1.150% 01/01/25**...........................................        1,200
    4,700   Titusville, Florida Revenue, Series 1999A (Suntrust Bank LOC),
              1.150% 01/01/25**...........................................        4,700
    6,000   University of North Florida Foundation Income Revenue, Series
              1997, (First Union National Bank LOC),
              1.120% 11/01/27**...........................................        6,000
   12,400   University of North Florida Foundation Income Revenue, Series
              2000, (First Union National Bank LOC),
              1.120% 11/01/30**...........................................       12,400
   10,100   University of North Florida Foundation Income Revenue, Series
              2003, (First Union National Bank LOC),
              1.120% 11/01/24**...........................................       10,100
                                                                             ----------
                                                                                128,760
                                                                             ----------
            GEORGIA -- 6.6%
   27,925   Albany-Dougherty County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (Phoebe Hospital Project) Series
              2002, (AMBAC Insured, Regions Bank SBPA),
              1.230% 09/01/32**...........................................       27,925

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$   2,215   Clayton County, Georgia Authority Multi-Family Housing Revenue
              Refunding, (Kings Arms Apartments Project) Series 1990D,
              (FSA Insured, Societe Generale SBPA),
              1.010% 01/01/21**...........................................   $    2,215
   12,900   Clayton County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (Southern Regional Medical Center
              Project) Series 1998B, (SunTrust Bank LOC),
              1.100% 08/01/19**...........................................       12,900
    3,435   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding (Huntington Woods Apartments Project)
              Series 1990A, (FSA Insured, Societe Generale SBPA),
              1.010% 01/01/21**...........................................        3,435
    3,690   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Kimberly Forest Project) Series 1990B,
              (FSA Insured, Societe Generale SBPA),
              1.010% 01/01/21**...........................................        3,690
    3,945   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Ten Oaks Apartments Project) Series
              1990F, (FSA Insured, Societe Generale SBPA),
              1.010% 01/01/21**...........................................        3,945
    5,550   Clayton County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Village Rouge Apartments Project) Series
              1990C, (FSA Insured, Societe Generale SBPA),
              1.010% 01/01/21**...........................................        5,550
    4,825   Cobb County, Georgia Development Authority Revenue, (North
              Cobb Christian School Project) Series 1998A, (Branch Banking
              and Trust LOC),
              1.100% 03/01/22**...........................................        4,825
   14,000   Cobb-Marietta, Georgia Coliseum and Exhibit Hall Authority
              Revenue, Jr. Lien, Series 1996A, (MBIA Insured, SunTrust
              Bank SBPA),
              1.050% 10/01/26**#..........................................       14,000
   20,500   Columbus, Georgia Hospital Authority Revenue, (St. Francis
              Hospital Inc., Project) Series 2000A, (Columbus Bank & Trust
              LOC),
              1.230% 01/01/31**...........................................       20,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$   2,250   Columbus, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Quail Ridge Project) Series 1988,
              (Columbus Bank & Trust LOC),
              1.100% 02/01/05**...........................................   $    2,250
    1,835   Columbus, Georgia Industrial and Port Development Commission
              Revenue Refunding, (Parisian, Inc. Project) Series 1995,
              (Columbus Bank & Trust LOC),
              1.450% 04/01/07**##.........................................        1,835
    7,500   DeKalb County, Georgia Development Authority IDR, (The Paideia
              School Inc. Project) Series 2000, (SunTrust Bank LOC),
              1.100% 02/01/20**...........................................        7,500
    4,280   DeKalb County, Georgia Development Authority Industrial
              Educational Revenue, (Catholic School Properties, Inc.
              Project) Series 1999, (Wachovia Bank, N.A. LOC),
              1.050% 04/01/24**#..........................................        4,280
    5,740   DeKalb County, Georgia Development Authority Revenue,
              (American Cancer Society, Inc. Project) Series 1988,
              (SunTrust Bank LOC),
              1.100% 05/01/13**#..........................................        5,740
    3,000   DeKalb County, Georgia Development Authority Revenue, (Marist
              School, Inc. Project) Series 1999, (SunTrust Bank LOC),
              1.100% 03/01/24**...........................................        3,000
    2,160   DeKalb County, Georgia Hospital Authority Revenue Anticipation
              Certificates, (DeKalb Medical Center, Inc. Project) Series
              1994, (SunTrust Bank LOC),
              1.100% 09/01/09**#..........................................        2,160
   12,700   DeKalb County, Georgia Housing Authority Multi-Family Housing
              Revenue Refunding, (Camden Brook Project) Series 1995, (FNMA
              Collateral Agreement),
              1.100% 06/15/25**#..........................................       12,700
    4,900   DeKalb County, Georgia Industrial Development Authority IDR,
              (A.G. Rhodes Home Inc. Project) Series 1996, (SunTrust Bank
              LOC),
              1.100% 03/01/21**#..........................................        4,900
    5,000   Floyd County, Georgia Development Authority University and
              College Improvement Revenue, (Berry College, Inc. Project)
              Series 1999, (SunTrust Bank LOC),
              1.100% 03/01/24**...........................................        5,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$   3,000   Fulton County, Georgia Development Authority Revenue, (Lovett
              School Project) Series 1997, (SunTrust Bank LOC),
              1.100% 04/01/17**#..........................................   $    3,000
    2,700   Fulton County, Georgia Development Authority Revenue, (Spelman
              College Project) Series 1996, (SunTrust Bank LOC),
              1.100% 06/01/16**...........................................        2,700
    6,000   Gwinnett County, Georgia School District Construction Sales
              Tax Notes, Series 2003,
              2.000% 12/29/03.............................................        6,014
    9,225   Marietta, Georgia Housing Authority Multi-Family Revenue,
              (Winterset Apartments Project) Series 1996P, (FNMA
              Collateral Agreement),
              1.100% 02/01/26**...........................................        9,225
   17,400   Richmond County, Georgia Hospital Authority Revenue
              Anticipation Certificates, (University Health Services, Inc.
              Project) Series 1999, (SunTrust Bank LOC),
              1.100% 01/01/19**...........................................       17,400
    5,100   Roswell, Georgia Housing Authority Multi-Family Housing
              Revenue, (Azalea Park Apartments Project) Series 1996, (FNMA
              Collateral Agreement),
              1.100% 06/15/25**...........................................        5,100
    5,050   Worth County, Georgia Industrial Development Authority Revenue
              Refunding, (Seabrook Enterprises, Inc. Project) Series
              1996A, (Harris Trust and Savings Bank LOC),
              1.100% 08/01/23**#..........................................        5,050
                                                                             ----------
                                                                                196,839
                                                                             ----------
            HAWAII -- 0.5%
    5,000   Honolulu City and County GO, Series 2003, (MBIA Insured,
              Citigroup Global Market Liquidity Facility),
              1.150% 03/01/22**#..........................................        5,000
    5,000   Honolulu City and County, Hawaii GO, Series 2001C, (FGIC
              Insured, FGIC-SPI SBPA),
              1.300% 12/01/07**...........................................        5,000
    5,000   Honolulu City and County, Hawaii GO, Series 2001C, (FGIC
              Insured, FGIC SBPA),
              1.300% 12/01/08**...........................................        5,000
                                                                             ----------
                                                                                 15,000
                                                                             ----------
            IDAHO -- 0.7%
   20,900   Idaho State TAN, Series 2003,
              2.000% 06/30/04.............................................       21,057
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- 10.5%
$  20,000   Chicago, Illinois GO, Limited Notes, Series 2002, (Landesbank
              Hessen-Thueringen LOC), Mandatory Put 12/04/03 @ 100,
              1.280% 01/08/04.............................................   $   20,000
    8,000   Chicago, Illinois GO, Series 2003, (Landesbank Hessen
              Thueringen LOC), Mandatory Put
              01/07/04 @ 100,
              1.220% 01/07/05.............................................        8,000
    4,350   Dekalb, Illinois Tax Increment Revenue, Series 2003, (Northern
              Trust Company LOC),
              1.070% 01/01/13**...........................................        4,350
   22,345   Illinois ABN AMRO, GO, Series 2002, (MBIA-IBC Insured, ABN
              AMRO Bank SBPA),
              1.180% 12/01/10**##.........................................       22,345
    6,200   Illinois Development Finance Authority Revenue, (American
              Academy of Dermatology Project) Series 2001, (American
              National Bank & Trust LOC),
              1.250% 04/01/21**...........................................        6,200
    4,180   Illinois Development Finance Authority Revenue, (Little City
              Foundation Project) Series 1994, (LaSalle National Bank
              LOC),
              1.100% 02/01/19**...........................................        4,180
   13,100   Illinois Development Finance Authority Revenue, (Museum
              Contemporary Art Project) Series 1944, (Bank One N.A. LOC,
              Northern Trust Company LOC),
              1.150% 02/01/29**...........................................       13,100
    6,950   Illinois Development Finance Authority, Series 2003,
              (Westdeutsche Landesbank SBPA),
              1.230% 01/15/19**...........................................        6,950
   11,800   Illinois Development Financing Authority Revenue, (YMCA
              Metropolitan Chicago Project) Series 2001, (Harris Trust and
              Savings Bank LOC),
              1.220% 06/01/29**...........................................       11,800
    3,000   Illinois Educational Facilities Authority Revenue, (Elmhurst
              College Project), Series 2003, (Bank One N.A. LOC),
              1.150% 03/01/33**...........................................        3,000
    8,800   Illinois Educational Facilities Authority Revenue, (Museum of
              Science and Industry Project) Series 1992, (First National
              Bank of Chicago LOC),
              1.150% 10/01/26**...........................................        8,800

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  16,819   Illinois Educational Facilities Authority Revenue,
              (Northwestern University Project) Series 1988, (Northern
              Trust Company SBPA),
              1.100% 03/01/28**...........................................   $   16,819
    1,750   Illinois Health Facilities Authority Revenue, (Glenkirk
              Project) Series 1997, (Harris Trust and Savings Bank LOC),
              1.100% 02/15/21**##.........................................        1,750
    8,000   Illinois Health Facilities Authority Revenue, (Revolving Fund
              Pooled Project) Series 1985C, (First National Bank of
              Chicago LOC),
              1.150% 08/01/15**...........................................        8,000
    3,760   Illinois Health Facilities Authority Revenue, (University
              Chicago Hospital) Series 1998, (MBIA Insured, Bank One
              Illinois N.A. SPBA),
              1.250% 08/01/26**...........................................        3,760
   27,000   Illinois Health Facilities Authority, Series 1988,
              1.040% 11/13/03.............................................       27,000
   23,500   Illinois Health Facilities Authority, Series 2003,
              0.870% 12/04/03.............................................       23,500
   15,500   Illinois State Development Finance Authority Economic
              Development Revenue, (Roosevelt University Project) Series
              1995, (American National Bank & Trust Company LOC),
              1.100% 04/01/25**...........................................       15,500
    2,520   Illinois State Development Finance Authority Revenue, (Chicago
              Academy of Sciences Project) Series 1997, (American National
              Bank & Trust Company LOC),
              1.100% 01/01/31**...........................................        2,520
    4,000   Illinois State GO, Series 2003,
              2.000% 01/15/04.............................................        4,011
   40,000   Illinois State GO, Series 2003,
              1.500% 03/15/04.............................................       40,099
   13,700   Kane County, Illinois Educational Facilities Revenue,
              (Glenwood School for Boys Project) Series 1993, (Harris
              Trust & Savings Bank LOC),
              1.100% 02/01/28**...........................................       13,700
    7,200   Mundelein, Illinois IDR Refunding, (1200 Town Line Road
              Project) Series 1992, (Northern Trust Company LOC),
              1.100% 01/01/06**...........................................        7,200

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$   7,000   Oak Forest, Illinois Revenue, (Homewood Pool - South Suburban
              Mayors Project) Series 1989, (Bank One, N.A. LOC),
              1.080% 07/01/24**...........................................   $    7,000
   15,550   St. Clair County, Illinois Industrial Building Revenue
              Refunding, (Winchester Apartments Project) Series 1994,
              (FNMA Collateral Agreement),
              1.080% 08/20/32**...........................................       15,550
    5,500   Will and Kendall Countys, Illinois GO, Community Construction
              School District Number 202, Series 2003, (FGIC Insured,
              Citigroup Global Market Liquidity Facility),
              1.150% 01/01/23**#..........................................        5,500
    7,400   Will County, Illinois Community United School District No.
              365, Series 2002, (FSA Insured, JP Morgan Chase Liquidity
              Facility),
              1.190% 11/01/15**##.........................................        7,400
                                                                             ----------
                                                                                308,034
                                                                             ----------
            INDIANA -- 6.3%
      505   Evansville, Indiana IDR Refunding, (Keebler Company Project)
              Series 1993, (Bank of New York LOC),
              1.150% 06/01/04**...........................................          505
   45,500   Indiana Board Bank Revenue, (Advance Funding Project) Series
              2003A, (AMBAC Insured),
              2.000% 01/27/04.............................................       45,631
   15,000   Indiana Health Facilities Financing Authority Revenue,
              (Ascension Health Credit Group Project) Series 2001A-1,
              0.980% 11/15/36**...........................................       15,000
    2,800   Indiana Health Facilities Financing Authority Revenue,
              (Southern Indiana Rehab Hospital Project) Series 2001, (Bank
              One Kentucky N.A. LOC),
              1.250% 04/01/20**...........................................        2,800
   26,000   Indiana Health Facilities Financing Authority Revenue,
              Series 2001GP-A-3,
              1.150% 11/15/36**...........................................       26,000
   14,900   Indiana State Development Finance Authority Economic
              Development Educational Facilities Revenue, (Indiana
              Historical Society Project) Series 1997, (Bank One Michigan,
              N.A. LOC),
              1.150% 08/01/31**#..........................................       14,900

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INDIANA -- (CONTINUED)
$   8,520   Indiana State Development Finance Authority IDR, (Indiana
              University Foundation Project) Series 1998, (National City
              Bank LOC),
              1.250% 08/01/18**#..........................................   $    8,520
   13,000   Indiana State Development Finance Authority Revenue,
              (Indianapolis Museum of Art Project) Series 2002, (Bank One
              N.A. LOC),
              1.150% 02/01/37**...........................................       13,000
   17,000   Indiana State Development Finance Authority Revenue,
              Educational Facilities Children's Museum, Series 2003,
              (Fifth Third Bank Liquidity Facility),
              1.150% 07/01/33**...........................................       17,000
    5,000   Indiana State Educational Facility Authority Revenue, (Wabash
              College Project) Series 2003, (Bank One N.A. LOC),
              1.150% 12/01/23**...........................................        5,000
   20,000   Indiana Transportation Finance Authority Highway Revenue, BAN,
              Series 2003, (Bank One N.A. LOC),
              1.500% 10/03/03.............................................       20,001
    6,715   Indianapolis, Indiana Economic Development Revenue, (Edgecomb
              Metals Company Project) Series 1983, (Wells Fargo Bank LOC),
              1.100% 12/01/08**...........................................        6,715
    4,680   St. Joseph County, Indiana Economic Development Revenue,
              (Brothers of the Holy Cross Project) Series 1997, (Key Bank,
              N.A. LOC),
              1.150% 09/01/17**#..........................................        4,680
    6,600   Terre Haute, Indiana Economic Development Revenue, (First
              Financial Corporation Project) Series 1985, (First National
              Bank of Chicago LOC),
              1.150% 12/01/15**...........................................        6,600
                                                                             ----------
                                                                                186,352
                                                                             ----------
            IOWA -- 0.9%
    6,400   Iowa Higher Education Loan Authority Revenue, (Educational
              Loan Private College Facilities Project) Series 1985, (MBIA
              Insured, Chase Manhattan SBPA),
              1.120% 12/01/15**...........................................        6,400
   21,015   Iowa State School Cash Anticipation Notes Program, Series
              2003B, (FSA Insured),
              2.250% 01/30/04.............................................       21,096
                                                                             ----------
                                                                                 27,496
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            KENTUCKY -- 1.1%
$   9,100   Jefferson County, Kentucky Multi-Family Housing Revenue
              Refunding, (Canter Chase Apartments Project) Series 2002,
              (FHLMC Liquidity Facility),
              1.130% 06/01/32**...........................................   $    9,100
    4,765   Mayfield, Kentucky Multi-City Lease Revenue, Kentucky League
              of Cities Funding Trust, Series 1996, (PNC Bank LOC),
              1.170% 07/01/26**...........................................        4,765
    5,400   Middletown, Kentucky Revenue, (Christian Academy Louisville
              Project) Series 1997, (Bank One of Kentucky, N.A. LOC),
              1.250% 07/01/22**#..........................................        5,400
    8,000   Warren County, Kentucky Hospital Facility Revenue, (Bowling
              Green-Warren County Project) Series 2001, (Bank One
              Kentucky, N.A. LOC),
              1.150% 08/01/31**...........................................        8,000
    4,250   Wickliffe, Kentucky PCR & Solid Waste Disposal Revenue,
              (Westvaco Corporation Project) Series 2001, (SunTrust Bank
              LOC),
              1.100% 01/01/09**...........................................        4,250
                                                                             ----------
                                                                                 31,515
                                                                             ----------
            LOUISIANA -- 1.5%
   11,100   Lake Charles, Louisiana Harbor and Terminal District Revenue,
              (Citgo Petroleum Corporation Project) Series 1984,
              (Westdeutsche Landesbank Girozentrale LOC),
              1.100% 08/01/07**...........................................       11,100
   11,305   Louisiana Public Facilities Authority Revenue,
              (Inter-Community Health Care Project) Series 1999, (Bank of
              New York LOC),
              1.050% 04/01/21**#..........................................       11,305
    7,700   Louisiana Public Facilities Authority Revenue, (Kingston
              Village Apartments Project) Series 1988, (FNMA Collateral
              Agreement),
              1.090% 06/15/31**...........................................        7,700
   10,000   Louisiana Public Facility Authority Lease Revenue, Series
              2003, (SBPA Societe Generale),
              1.130% 06/01/08**...........................................       10,000
    4,515   Upper Pontalba, Louisiana Building Restoration Corporation
              Revenue Refunding, (Upper Pontalba Building Project) Series
              1996, (Bank One Louisiana, N.A. LOC),
              1.250% 12/01/16**...........................................        4,515
                                                                             ----------
                                                                                 44,620
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MAINE -- 0.1%
$   2,745   Maine Health and Higher Educational Facility Authority
              Revenue, Series 2003, (FSA Insured, Merrill Lynch Capital
              Services SBPA),
              1.130% 07/01/21**#..........................................   $    2,745
                                                                             ----------
            MARYLAND -- 1.3%
    9,100   Baltimore County, Maryland Economic Development Revenue, (Blue
              Circle, Inc. Project) Series 1992, (Den Danske Bank LOC),
              1.200% 12/01/17**...........................................        9,100
   12,160   Maryland State Department Transportation Refunding Revenue,
              Series 2003,
              1.500% 12/15/03.............................................       12,172
   18,535   Westminster, Maryland Educational Facilities Revenue, (Western
              Maryland College Project) Series 2000, (Wachovia Bank, N.A.
              LOC),
              1.050% 04/01/30**...........................................       18,535
                                                                             ----------
                                                                                 39,807
                                                                             ----------
            MASSACHUSETTS -- 0.1%
    2,725   Massachusetts State Industrial Finance Agency Revenue, Bay
              Cove Human Services Income, Series 1994,
              8.375% 04/01/19.............................................        2,824
                                                                             ----------
            MICHIGAN -- 3.0%
   13,000   Detroit, Michigan Sewage Disposal Revenue, Second Lien, Series
              2001E, (FGIC Insured),
              1.500% 07/01/31**...........................................       13,000
    7,500   Grand Rapids, Michigan Economic Development Corporation IDR
              Refunding, (Baker, Knapp and Tubbs, Inc. Project) Series
              1992, (Wachovia Bank, N.A. LOC),
              1.050% 06/01/12**#..........................................        7,500
    2,480   Jackson County, Michigan Economic Development Corporation IDR
              Refunding, (Jackson Associates, LLC Project) Series 1994,
              (Bank One of Dayton, N.A. LOC),
              1.250% 10/01/14**#..........................................        2,480
    2,500   Michigan Higher Education Facility Authority Revenue, (Hope
              College Project) Series 2002B, (Fifth Third Bank LOC),
              1.140% 04/01/32**...........................................        2,500
   50,800   Michigan Municipal Bond Authority Revenue, Series 2003B-2, (JP
              Morgan Chase & Company LOC),
              2.000% 08/23/04.............................................       51,236

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
$   3,000   University of Michigan Board of Regents Revenue, Series 2003,
              0.900% 11/07/03.............................................   $    3,000
    8,760   University of Michigan, Series 2003D,
              0.870% 11/07/03.............................................        8,760
                                                                             ----------
                                                                                 88,476
                                                                             ----------
            MINNESOTA -- 0.3%
    5,200   Minneapolis, Minnesota Community Development Agency Revenue,
              (Arena Acquisition Project) Series 1995A, (US Bank, N.A.
              LOC),
              1.130% 10/01/24**...........................................        5,200
    4,000   Minneapolis, Minnesota Special School District No. 001, GO,
              Series 2003,
              1.750% 08/06/04.............................................        4,027
                                                                             ----------
                                                                                  9,227
                                                                             ----------
            MISSOURI -- 3.1%
    1,920   Desloge, Missouri Industrial Development Authority IDR
              Refunding, (National Healthcorp Project) Series 1989,
              (Regions Bank LOC),
              1.000% 12/01/10**...........................................        1,920
    1,905   Dunklin County, Missouri Industrial Development Authority IDR
              Refunding, (National Healthcorp Project) Series 1989,
              (Regions Bank LOC),
              1.000% 12/01/10**...........................................        1,905
    7,795   Kansas City, Missouri Industrial Development Authority Multi-
              Family Housing Revenue Refunding, (Willow Creek IV
              Apartments Project) Series 1995, (FNMA Collateral
              Agreement),
              1.100% 09/01/25**...........................................        7,795
   18,400   Kansas City, Missouri Industrial Development Authority Multi-
              Family Housing Revenue, (Timberlane Village Associates
              Project) Series 1986, (UBS AG LOC),
              1.180% 06/01/27**...........................................       18,400
    5,900   Missouri Development Financial Board Cultural Facilities
              Revenue, (Nelson Gallery Foundation Project) Series 2001B,
              (MBIA Insured, JP Morgan Chase Bank SBPA),
              1.220% 12/01/31**...........................................        5,900
   13,535   Missouri State Development Finance Board Lease Revenue,
              (Missouri Association of Utilities Lease Pool Project)
              Series 1999, (TransAmerica Life and Annuity Guarantee),
              1.150% 12/01/22**...........................................       13,535

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$   3,700   Missouri State Health Educational Facilities Authority
              Revenue, (Christian Brothers Project) Series 2002A, (U.S.
              Bank N.A. LOC),
              1.250% 10/01/32**...........................................   $    3,700
    8,560   Platte County, Missouri Industrial Development Authority
              Multi-Family Housing Revenue Refunding, (Wexford Place
              Project) Series 1996, (Bank One Texas, N.A. LOC),
              1.100% 04/01/28**#..........................................        8,560
   25,000   St. Charles County, Missouri Industrial Development Authority,
              Industrial Revenue Refunding, (Country Club Apartments
              Project) Series 1994, (Fannie Mae LOC),
              1.080% 07/15/32**...........................................       25,000
    5,000   St. Louis, Missouri IDR Authority, (Wetterau, Inc. Project)
              Series 1989, (PNC Bank, N.A. LOC),
              1.120% 05/01/09**#..........................................        5,000
                                                                             ----------
                                                                                 91,715
                                                                             ----------
            NEW HAMPSHIRE -- 0.7%
   19,915   Manchester, New Hampshire General Airport Revenue, Series
              2002C, (FSA Insured, Dexia Credit Local SPA),
              1.100% 01/01/32**...........................................       19,915
                                                                             ----------
            NEW MEXICO -- 2.4%
   70,000   New Mexico State, TRAN, Series 2003,
              2.000% 06/30/04.............................................       70,576
                                                                             ----------
            NEW YORK -- 8.3%
    1,610   Metropolitan Transitional Authority New York Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.110% 11/15/10**#..........................................        1,610
   12,295   Metropolitan Transitional Authority New York Service Contract,
              Series 2003, (MBIA Insured, Merrill Lynch Capital Services
              SBPA),
              1.050% 07/01/11**...........................................       12,295
   28,250   New York and New Jersey Port Authority, Construction Notes,
              Series 2003UU,
              2.000% 10/15/03.............................................       28,260
   14,850   New York City, New York GO, Series 2001A, (FSA Insured, Dexia
              Credit Local SBPA),
              1.200% 11/01/26**...........................................       14,850

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
$  14,800   New York City, New York Municipal Water Finance Authority,
              Water and Sewer Systems Revenue, Series 1995A, (FGIC
              Insured, FGIC-SPI-SPA),
              1.200% 06/15/25**...........................................   $   14,800
    9,500   New York City, New York Transitional Finance Authority
              Revenue, Series 2002A, (Dexia Credit Local Liquidity
              Facility)
              1.200% 11/01/22**...........................................        9,500
    9,045   New York Metropolitan Transitional Authority Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.110% 11/15/10**#..........................................        9,045
    9,300   New York State GO, (Environmental Quality Project) Series
              1998G, (Westdeutsche Landesbank LOC),
              1.480% 11/30/18**...........................................        9,300
   14,780   New York State Power Authority, Series 2003,
              0.880% 11/06/03.............................................       14,780
   92,500   New York, New York City Transitional Finance Authority
              Revenue, Series 2003-2,
              2.000% 02/19/04.............................................       92,836
    7,235   New York, Metropolitan Transit Authority Revenue, Series 2003,
              (MBIA Insured, CitiBank N.A. SBPA),
              1.110% 11/15/28**#..........................................        7,235
   32,700   New York, New York City Transitional Finance Authority
              Revenue, (New York City Recovery Project) Series 2002,
              (Landesbank Hessen-Thueringen Liquidity Facility),
              1.200% 11/01/22**...........................................       32,700
                                                                             ----------
                                                                                247,211
                                                                             ----------
            NORTH CAROLINA -- 3.4%
   13,935   Henderson County, North Carolina Hospital Revenue, (Margaret
              R. Pardee Memorial Hospital Project) Series 2001, (Branch
              Banking & Trust LOC),
              1.100% 10/01/21**...........................................       13,935
    7,500   Lenoir County, North Carolina Hospital Revenue, (Lenoir
              Memorial Hospital Project) Series 1998, (Wachovia Bank of
              North Carolina, N.A. LOC),
              1.050% 10/01/12**...........................................        7,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$   7,700   New Hanover County, North Carolina Industrial Facilities and
              PCR Financing Authority, (Corning, Inc. Project) Series
              1997, (Wachovia Bank of Georgia, N.A. LOC),
              1.050% 05/01/10**...........................................   $    7,700
    4,290   North Carolina Capital Facilities Financing Agency,
              Educational Facilities Revenue, (Barton College Project)
              Series 2001, (Branch Banking & Trust LOC),
              1.100% 02/01/13**...........................................        4,290
   11,700   North Carolina Educational Facilities Financing Agency
              Revenue, (Ravenscroft School Project) Series 2000, (Wachovia
              Bank, N.A. LOC),
              1.050% 08/01/20**...........................................       11,700
    9,620   North Carolina Educational Facilities Financing Agency
              Revenue, (Roman Catholic Diocese of Charlotte Project)
              Series 2000, (Wachovia Bank, N.A. LOC),
              1.050% 06/01/17**...........................................        9,620
   10,615   North Carolina Medical Care Commission Retirement Facilities
              Revenue, (Aldersgate Project) Series 2001, (Branch Banking &
              Trust LOC),
              1.150% 01/01/31**...........................................       10,615
    4,320   North Carolina Medical Care Community Health Care Facilities
              Revenue, (Rutherford Hospital Inc. Project) Series 2001,
              (Branch Banking & Trust LOC),
              1.100% 09/01/21**...........................................        4,320
   10,000   North Carolina Medical Care Community Hospital Revenue,
              (Westcare Health System Project) Series 2002A, (Branch
              Banking & Trust LOC),
              1.100% 09/01/22**...........................................       10,000
   10,000   North Carolina Medical Care Community Retirement Facilities
              Revenue, Series 2003, (Bank of Scotland LOC),
              1.100% 07/01/07**...........................................       10,000
    5,510   North Carolina State GO, Series 2003, (Merrill Lynch Capital
              Services SBPA),
              1.130% 02/01/11**#..........................................        5,510

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$   7,200   North Carolina State Medical Care Commission Community Health
              Care Facilities Revenue, (Carolina Village Inc. Project)
              Series 1998, (Wachovia Bank of North Carolina, N.A. LOC),
              1.050% 10/01/18**#..........................................   $    7,200
                                                                             ----------
                                                                                102,390
                                                                             ----------
            OHIO -- 1.1%
    6,300   Lucas County, Ohio Facilities Improvement Revenue, (Toledo
              Zoological Society Project) Series 1997, (Key Bank, N.A.
              LOC),
              1.100% 10/01/05**#..........................................        6,300
    8,000   Montgomery County, Ohio Economic Development Revenue, (The
              Dayton Art Institute Project) Series 1996, (National City
              Bank LOC),
              1.150% 05/01/26**...........................................        8,000
   15,605   Muskingum County, Ohio Hospital Facilities Revenue Refunding,
              (Genesis Healthcare System Project) Series 2000, (National
              City Bank LOC),
              1.140% 12/01/20**...........................................       15,605
    1,845   Ohio State Higher Educational Facility, Common Revenue, Higher
              Educational Pooled Financing, Series 2003A, (Fifth Third
              Bank LOC),
              1.150% 09/01/24**...........................................        1,845
      995   Summit County, Ohio IDR Refunding, (Keebler Company Project)
              Series 1993, (Bank of New York LOC),
              1.150% 03/01/05**...........................................          995
                                                                             ----------
                                                                                 32,745
                                                                             ----------
            OKLAHOMA -- 1.8%
   11,000   Oklahoma State Industrial Authority Revenue Refunding,
              (Integris Health Obligated Group Project) Series 1999B,
              (MBIA Insured, Morgan Guaranty SBPA),
              1.250% 08/15/29**...........................................       11,000
    1,490   Oklahoma State Industrial Authority Revenue, (Amateur Softball
              Association Project) Series 2002, (Bank One Oklahoma N.A.
              LOC),
              1.250% 06/01/14**...........................................        1,490
   41,185   Payne County, Oklahoma Economic Development Authority Student
              Housing Revenue, (OSUF Phase III Project) Series 2002,
              (AMBAC Insured, Dexia Credit Local SPA)
              1.110% 06/01/32**...........................................       41,185
                                                                             ----------
                                                                                 53,675
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PENNSYLVANIA -- 1.7%
$   7,070   Allegheny County, Pennsylvania IDR, (United Jewish Federation
              Project) Series 1995B, (PNC Bank, N.A. LOC),
              1.120% 10/01/25**...........................................   $    7,070
    3,000   Allegheny County, Pennsylvania IDR Authority, (Sacred Heart
              High School Project) Series 2002, (PNC Bank N.A. LOC),
              1.150% 06/01/22.............................................        3,000
   11,400   Harrisburg, Pennsylvania Authority Revenue, (Cumblerland
              Valley School Project) Series 2002B, (FSA Insured, Dexia
              Credit Local SBPA),
              1.130% 03/01/34**...........................................       11,400
    2,065   Harrisburg, Pennsylvania Authority Revenue, (West Brandywine
              Project) Series 2002D, (FSA Insured, Dexia Credit Local
              SPA),
              1.130% 03/01/34**...........................................        2,065
    5,000   Montgomery County, Pennsylvania Industrial Development
              Authority Revenue, (Plymouth Woods Project) Series 1987,
              (PNC Bank, N.A. LOC),
              1.120% 09/01/06**#..........................................        5,000
    3,100   Pennsylvania State Higher Educational Facilities Authority
              Revenue, Series 2002J-4, (PNC Bank N.A.),
              1.200% 05/01/32.............................................        3,100
    5,570   Philadelphia, Pennsylvania Redevelopment Authority, (The
              Presbyterian Home Project) Series 1998, (PNC Bank, N.A.
              LOC),
              1.120% 07/01/28**#..........................................        5,570
   13,300   Schuylkill County, Pennsylvania Industrial Development
              Authority Resource Recovery Revenue, (Northeastern Power
              Company Project) Series 1997A, (Credit Local De France LOC),
              1.150% 12/01/22**...........................................       13,300
                                                                             ----------
                                                                                 50,505
                                                                             ----------
            SOUTH CAROLINA -- 2.3%
   15,000   Florence County, South Carolina Hospital Revenue, (McLeod
              Regional Medical Center) Series 1985A, (FGIC Insured, First
              Union National Bank SBPA),
              1.100% 11/01/15**...........................................       15,000
    6,200   Greenville County, South Carolina Industrial Revenue, (Edgcomb
              Metals Company Project) Series 1984, (Wells Fargo Bank N.A.
              LOC),
              1.150% 07/01/14**#..........................................        6,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$  25,000   South Carolina Jobs Economic Development Authority Economic
              Development Revenue, (St. Francis Bon Secours Hospital
              Project) Series 2000PT-503, (Merrill Lynch Guarantee SBPA),
              1.280% 11/15/30**#..........................................   $   25,000
    7,650   South Carolina Jobs Economic Development Authority Health
              Facilities Revenue, (Carolina Village Project) Series 2000,
              (Branch Banking & Trust LOC),
              1.100% 02/01/22**...........................................        7,650
   10,600   South Carolina, Housing Finance and Development Authority
              Revenue Refunding, (Paces Watch Apartment Project) Series
              2000, (FNMA Collateral Agreement),
              1.100% 08/15/30**...........................................       10,600
    2,675   Spartanburg County, South Carolina School District Number 001
              GO, BAN, Series 2003A, (SCSDE Insured),
              1.500% 05/13/04.............................................        2,681
                                                                             ----------
                                                                                 67,131
                                                                             ----------
            TENNESSEE -- 2.4%
    7,780   Clarksville, Tennessee Public Building Authority Revenue,
              Series 1996, (SunTrust Bank LOC),
              1.100% 07/01/11**...........................................        7,780
    3,350   Cleveland, Tennessee Health and Educational Facilities Board
              Revenue, (Lee University Project) Series 2002, (First
              Tennessee Bank LOC),
              1.250% 12/01/19**...........................................        3,350
    8,900   Dickson County, Tennessee IDR Board, (The Jackson Foundation -
              Renaissance Learning Center Project) Series 1997, (SunTrust
              Bank of Nashville LOC),
              1.100% 11/01/12**#..........................................        8,900
    8,000   Franklin, Tennessee Health and Educational Facilities Board
              Revenue, (Battle Ground Academy Project) Series 2002,
              (SunTrust Bank LOC),
              1.100% 01/01/22**...........................................        8,000
   14,200   Knox County, Tennessee Health and Educational Facilities Board
              Educational Facilities Revenue, (Webb School - Knoxville
              Project) Series 1999, (SunTrust Bank Nashville LOC),
              1.100% 03/01/19**...........................................       14,200

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$   1,075   Loudon, Tennessee Water and Sewer Revenue Refunding, Series
              1996, (Wachovia Bank, N.A. LOC),
              1.100% 09/01/06**#..........................................   $    1,075
    3,600   Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board Revenue
              Refunding, (Multi-Family Timberlake Project) Series 2002,
              (FNMA Collateral Agreement),
              1.100% 08/15/32**...........................................        3,600
    7,630   Metropolitan Government, Nashville and Davidson County,
              Tennessee Housing and Educational Facilities Board Revenue,
              (Mary Queen of Angels Project) Series 2000, (SunTrust Bank
              N.A. LOC),
              1.100% 07/01/32**...........................................        7,630
    3,855   Metropolitan Government, Nashville and Davidson County,
              Tennessee Industrial Development Board Revenue Refunding,
              (Nashville Apartment Properties Project) Series 1995-2,
              (AmSouth Bank, N.A. LOC),
              1.200% 09/01/15**#..........................................        3,855
    3,100   Sevier County, Tennessee Public Building Authority, (LOC
              Government Public Improvement Project) Series 2001B, (AMBAC
              Insured, Morgan Guaranty Trust SBPA),
              1.250% 06/01/22**...........................................        3,100
    5,320   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Revenue, (Memphis University School
              Project) Series 2002, (SunTrust Bank LOC),
              1.120% 10/01/22**...........................................        5,320
    5,170   Shelby County, Tennessee Health Educational and Housing
              Facilities Board Revenue, (St. Benedict Auburndale School)
              Series 2003, (AMSouth LOC),
              1.130% 05/01/33**...........................................        5,170
                                                                             ----------
                                                                                 71,980
                                                                             ----------
            TEXAS -- 15.0%
   10,000   Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2000B-1, (MBIA Insured, Morgan Guaranty Trust SBPA),
              1.250% 08/15/29**...........................................       10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   1,885   Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2000B-2, (MBIA Insured, Chase Bank of Texas, N.A. SBPA),
              1.250% 08/15/29**...........................................   $    1,885
   20,900   Bell County, Texas Health Facilities Development Corporation
              Revenue, (Scott and White Memorial Hospital Project) Series
              2001-2,
              1.250% 08/15/31**...........................................       20,900
    4,995   Brazosport, Texas Independent School District, Series 2003,
              (PSF-GTD, Merrill Lynch Capital Services SBPA),
              1.130% 08/15/10**...........................................        4,995
    4,860   Canutillo, Texas Independent School District, GO, Series 2003,
              (PSF-GTD Insured, Merrill Lynch Capital Services SBPA),
              1.130% 08/15/22**#..........................................        4,860
   14,400   Coastal Bend, Texas Health Facilities Development Corporation
              Revenue, (Incarnate Word Health Services Project) Series
              1998B, (AMBAC Insured, Bank One SBPA),
              1.140% 08/15/28**...........................................       14,400
    5,000   Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding,
              (Dallas-Fort Worth Airport Project) Series 1994A, (MBIA
              Insured),
              5.400% 11/01/03.............................................        5,018
    9,600   Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Lincoln Property), Series 1993, (GE Credit
              Corporation Guarantee),
              1.100% 06/01/10**##.........................................        9,600
    9,000   Grand Prairie, Texas Housing Finance Corporation Multi-Family
              Housing Revenue, (Windbridge Grand Prairie Project) Series
              1993, (GE Credit Corporation Guarantee),
              1.100% 06/01/10**##.........................................        9,000
    3,200   Gulf Coast, Texas Waste Disposal Authority PCR, (Exxon
              Project) Series 1995,
              1.110% 10/01/24**...........................................        3,200
   22,000   Harris County, Texas GO, TAN, Series 2003,
              1.750% 02/27/04.............................................       22,069
    8,200   Harris County, Texas Health Facilities Development Corporation
              Special Facilities Revenue, (Texas Medical Center Project)
              Series 1999B, (FSA Insured, Chase Bank of Texas N.A. SBPA),
              1.250% 05/15/29**...........................................        8,200

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   7,500   Houston, Texas TRAN, Series 2003,
              2.000% 06/30/04.............................................   $    7,564
   12,495   Houston, Texas Water and Sewer Systems Revenue, Series 2002,
              (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.190% 12/01/23**@@.........................................       12,495
    5,110   Humble, Texas Independent School District GO, Series 2002B,
              (PSF-GTD Insured),
              3.500% 02/15/04.............................................        5,156
   12,090   Hunt, Texas Memorial Hospital District Revenue, Series 1998,
              (FSA Insured, Chase Bank of Texas N.A. SPA),
              1.110% 08/15/17**...........................................       12,090
    5,715   Irving, Texas Independent School District, Series 2003,
              1.130% 02/15/18**#..........................................        5,715
   18,340   North East Texas Independent School District GO, Series 2000
              PT-1249, (Texas Permanent School Fund Guarantee, Merrill
              Lynch SBPA),
              1.130% 02/01/21**#..........................................       18,340
    4,750   Northside, Texas Independent School District GO, Series 2003A,
              (PSF-GTD),
              1.000% 08/01/31.............................................        4,750
   10,250   Port Development Corporation of Texas Marine Terminal Revenue,
              (Pasadena Terminal Company, Inc. Project) Series 1984,
              (Deutsche Bank A.G. LOC),
              1.320% 12/01/04**#..........................................       10,250
    7,000   Richmond, Texas Higher Educational Finance, (Bayou University
              Houston Project) Series 2003A, (AMBAC Insured, JP Morgan
              Chase Bank SBPA),
              1.150% 08/01/33**...........................................        7,000
   22,190   San Antonio, Texas Water Revenue, Series 2003A, (MBIA Insured,
              JP Morgan Chase Bank SBPA),
              1.050% 05/15/33**...........................................       22,190
    2,200   Tarrant County, Texas Housing Finance Corporation Revenue
              Refunding, (Multi-Family Sierra Springs Apartments Project)
              Series 1999, (FNMA Collateral Agreement),
              1.100% 02/15/27**...........................................        2,200
   42,170   Texas Small Business Industrial Development Corporation IDR,
              Texas Public Facilities Capital Access, Series 1986, (KBC
              Bank N.V. LOC),
              1.120% 07/01/26**...........................................       42,170

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TEXAS -- (CONTINUED)
$   6,800   Texas State Department Housing and Community Affairs
              Multi-Family Revenue, (High Point III Project) Series 1993,
              (FNMA Collateral Agreement),
              1.100% 02/01/23**...........................................   $    6,800
  128,250   Texas State TRAN, Series 2003,
              2.000% 08/31/04.............................................      129,230
   17,970   Texas Water Development Board Revenue Refunding, State
              Revolving Fund, Series 2003, (JP Morgan Chase Bank SBPA),
              1.150% 07/15/22**...........................................       17,970
   18,700   Texas, Lower Colorado River Authority, Revenue, (MBIA Insured,
              Citibank SBPA),
              1.150% 05/15/26**##.........................................       18,700
    8,135   Williamson County, Texas Putable Receipts, Series 1988, (FSA
              Insured, Morgan Guaranty Trust SBPA),
              1.160% 02/15/21**##.........................................        8,135
                                                                             ----------
                                                                                444,882
                                                                             ----------
            UTAH -- 1.5%
   29,350   Emery County, Utah PCR, (PacifiCorp Project) Series 1991,
              (Bank One, N.A. LOC),
              1.150% 07/01/15**...........................................       29,350
   15,300   Salt Lake County, Utah PCR Refunding, (British Petroleum
              Company - Service Station Holdings, Inc. Project) Series
              1994B, (BP Amoco plc Guarantee),
              1.220% 08/01/07**...........................................       15,300
                                                                             ----------
                                                                                 44,650
                                                                             ----------
            VIRGINIA -- 1.3%
    3,830   Alexandria, Virginia Industrial Development Authority Revenue,
              (American Red Cross Project) Series 1989, (First Union
              National Bank LOC),
              1.100% 01/01/09**...........................................        3,830
    4,000   Front Royal & Warren County Virginia IDR, Hospital Facility,
              (Warren Memorial Hospital Project) Series 2003, (Branch
              Banking and Trust LOC),
              1.100% 05/01/23**...........................................        4,000
   12,340   Rockingham County, Virginia Industrial Development Authority,
              Residential Care Facility Revenue, (Sunnyside Presbyterian
              Project) Series 2003, (Branch Banking & Trust LOC),
              1.100% 12/01/33**...........................................       12,340

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
$   2,000   Spotsylvania County, Virginia Industrial Development Authority
              IDR, (Carlisle Corporation Project) Series 1993, (SunTrust
              Bank LOC),
              1.100% 06/01/08**#..........................................   $    2,000
    9,455   Virginia College Building Authority, Virginia Educational
              Facilities Revenue, Series 1999-Putters 134, (FSA Insured,
              JP Morgan Chase SBPA),
              1.160% 09/01/07**#..........................................        9,455
    8,500   Virginia State College Building Authority, Educational
              Facilities Revenue, (University of Richmond Project) Series
              1996, (Crestar Bank SBPA),
              1.050% 11/01/26**...........................................        8,500
                                                                             ----------
                                                                                 40,125
                                                                             ----------
            WASHINGTON -- 1.2%
    3,180   Spokane Washington Public Facility District Hotel Motel and
              Sales Use Tax, Series 2003, (MBIA Insured, Citigroup Global
              Market Liquidity Facility),
              1.150% 12/01/23**...........................................        3,180
   10,000   Washington State Health Care Facility Authority Lease Revenue,
              (National Healthcare Research and Education Project) Series
              2000, (BNP Paribas LOC),
              1.100% 01/01/32**...........................................       10,000
   20,100   Washington State Health Care Facility Authority Revenue,
              (Providence Services Project) Series 2002A, (MBIA Insured,
              JP Morgan Chase Bank SBPA),
              1.250% 12/01/30**...........................................       20,100
    3,850   Washington State Motor Vehicle Fuel, GO, Series 2001D,
              5.000% 01/01/04.............................................        3,888
                                                                             ----------
                                                                                 37,168
                                                                             ----------
            WEST VIRGINIA -- 0.6%
   18,000   West Virginia State Hospital Finance Authority Revenue, (St.
              Mary's Hospital Project) Series 1987, (Bank One of West
              Virginia LOC),
              1.030% 10/01/12**...........................................       18,000
                                                                             ----------
            WISCONSIN -- 3.3%
   22,200   Madison, Wisconsin Metropolitan School District TRAN, Series
              2003,
              1.500% 09/10/04.............................................       22,310
    4,275   Milwaukee, Wisconsin GO, Series 2003N2,
              3.000% 03/15/04.............................................        4,311

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS MONEY MARKET FUNDS

Nations Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
$  26,500   Milwaukee, Wisconsin RAN, Series 2003,
              1.500% 12/15/03.............................................   $   26,525
    3,835   Wind Point, Wisconsin Revenue, (The Johnson Foundation
              Project) Series 2000, (Harris Trust & Savings Bank LOC),
              1.100% 09/01/35**...........................................        3,835
    3,580   Wisconsin State GO, Series 2002,
              5.000% 05/01/04.............................................        3,660
   31,200   Wisconsin State Health and Educational Facilities Authority
              Revenue, (St. Luke's Medical Center Project) Series 1987,
              (First National Bank of Chicago LOC),
              1.100% 12/01/17**#..........................................       31,200
    3,400   Wisconsin State Health and Educational Facility Authority
              Revenue, (Mequon Jewish Project) Series 2003, (Bank One N.A.
              LOC),
              1.120% 07/01/28**...........................................        3,400
    2,000   Wisconsin State, Series 2001C,
              5.000% 05/01/04.............................................        2,045
                                                                             ----------
                                                                                 97,286
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,974,751)...........................................    2,974,751
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,974,751*)................................     100.0%   2,974,751
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.0%+
            Interest receivable...........................................   $    8,534
            Payable for Fund shares redeemed..............................         (640)
            Investment advisory fee payable...............................         (292)
            Administration fee payable....................................         (124)
            Shareholder servicing and distribution fees payable...........         (256)
            Due to custodian..............................................           (2)
            Distributions payable.........................................       (1,369)
            Payable for investment securities purchased...................       (4,100)
            Accrued Trustees' fees and expenses...........................         (119)
            Accrued expenses and other liabilities........................         (256)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................        1,376
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,976,127
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       47
            Accumulated net realized gain on investments sold.............           61
            Paid-in capital...............................................    2,976,019
                                                                             ----------
            NET ASSETS....................................................   $2,976,127
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
              ($558,255,135 / 558,250,888 shares outstanding).............        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
              ($2,134,392,782 / 2,134,910,543 shares outstanding).........        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
              ($6,578,656 / 6,578,597 shares outstanding).................        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
              ($6,749,046 / 6,748,970 shares outstanding).................        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
              ($67,474,826 / 67,330,653 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
              ($51,661,051 / 51,492,039 shares outstanding)...............        $0.09
                                                                             ==========
            INVESTOR A SHARES:
              ($53,001,799 / 52,965,557 shares outstanding)...............        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
              ($98,013,706 / 98,013,332 shares outstanding)...............        $1.00
                                                                             ==========

---------------

  * Federal income tax information (see Note 7).

 ** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

 ***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 +  Amount represents less than 0.1%.

 @@ Restricted security (see Note 5).

Nations Tax-Exempt Reserves had the following industry concentrations greater than 10% at September 30, 2003 (as a percentage of net assets):

Healthcare Revenue                                  16.53%
Industrial Development Revenue / Pollution Control
 Revenue                                            15.63%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 98.9%
            CALIFORNIA -- 94.6%
 $  7,400   ABAG Finance Authority for Non-Profit Corporations,
              1.030% 10/01/32**...........................................   $    7,400
   12,175   ABAG Finance Authority for Non-Profit Corporations, California
              Certificates of Participation, (Lucile Salter Packard
              Project) Series 1993, (AMBAC Insured, Bayerische Landesbank
              SBPA),
              1.070% 08/01/23**...........................................       12,175
   12,000   ABAG Finance Authority for Non-Profit Corporations, California
              Revenue, Series 2003A, (Societe Generale SBPA),
              1.100% 07/01/08**...........................................       12,000
   14,200   ABAG Finance Authority for Nonprofit Corporations, California
              Multi-Family Revenue, (Fine Arts Building Project) Series
              2002A, (FNMA Liquidity Facility),
              1.050% 07/15/35**...........................................       14,200
   10,000   ABC California Unified School District TRAN, Series 2002,
              2.500% 10/08/03.............................................       10,002
   14,000   ABC California Unified School District TRAN, Series 2003,
              1.500% 08/05/04.............................................       14,064
    8,895   ABN AMRO Munitops Certificates Trust, California, Series 2003,
              (FGIC Insured, ABN AMRO Bank N.V. SBPA),
              1.120% 08/01/11@@...........................................        8,895
    3,205   Alameda -- Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 1997B, (Scotiabank
              LOC),
              1.080% 07/01/23**...........................................        3,205
      900   Alameda -- Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 1997D, (Bank of Nova
              Scotia LOC),
              1.080% 07/01/18**...........................................          900
    2,500   Alameda -- Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 1997E, (Bank of Nova
              Scotia LOC),
              1.080% 06/01/22**...........................................        2,500

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  1,355   Alameda -- Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 2000F, (KBC Bank N.V.
              LOC),
              1.130% 08/01/23**...........................................   $    1,355
      620   Alameda -- Contra Costa County, California Schools Financing
              Authority Certificates of Participation, (Capital
              Improvements Financing Project) Series 2000I, (AMBAC
              Insured, KBC Bank N.V. SBPA),
              1.080% 08/01/29**...........................................          620
    6,480   Alameda County, California Corridor Transportation Authority
              Revenue, Series 1999CMC-1, (MBIA Insured, JP Morgan SBPA),
              1.070% 10/01/13**##.........................................        6,480
    3,100   Alameda County, California IDR, (Segale Brothers Wood
              Production Project) Series 2002, (Bank of the West LOC),
              1.200% 10/01/32**...........................................        3,100
    6,400   Anaheim, California Unified High School District Certificates
              of Participation, (School Faculty Bridging Funding Project)
              Series 1999, (FSA Insured, First Union National Bank SBPA),
              1.100% 09/01/13**...........................................        6,400
    1,500   Anaheim, California Unified High School District Certificates
              of Participation, (School Faculty Bridging Funding Project)
              Series 1999, (FSA Insured, First Union National Bank SBPA),
              1.100% 09/01/29**...........................................        1,500
   13,000   California Community College Financing Authority TRAN, Series
              2003A,
              2.000% 06/30/04.............................................       13,116
   14,275   California Educational Facilities Authority Revenue, Series
              2000A, (Societe Generale LOC),
              1.110% 10/01/27**##.........................................       14,275
   10,000   California Educational Facilities Authority,
              0.900% 02/06/04.............................................       10,000
   15,100   California GO, (AMBAC Insured, Citibank LOC),
              1.110% 04/01/04**##.........................................       15,100
   18,000   California GO, (MBIA Insured, Citibank LOC),
              1.110% 02/01/06**##.........................................       18,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 13,085   California GO, Series 1999, (MBIA Insured, Merrill Lynch &
              Company
              SBPA),
              1.140% 12/01/18**##.........................................   $   13,085
    1,900   California Health Facilities Financing Authority Revenue,
              (Adventist Health Systems Project) Series 1998B, (MBIA
              Insured, California State Teachers Retirement SPA),
              1.200% 09/01/28**...........................................        1,900
   13,100   California Health Facilities Financing Authority Revenue,
              (Catholic Healthcare Project) Series 1988B, (MBIA Insured,
              Morgan Guaranty Trust SBPA),
              1.100% 07/01/16**...........................................       13,100
   10,995   California Health Facilities Financing Authority Revenue,
              Series 1998CMC-6, (FSA Insured),
              1.070% 06/01/12**##.........................................       10,995
    1,660   California Housing Finance Agency Revenue, Series 1995, (MBIA
              Insured, Credit Suisse First Boston SBPA),
              1.150% 08/01/26**##.........................................        1,660
    2,965   California Housing Finance Agency Revenue, Series 2000, (State
              Street Bank & Trust Company LOC),
              1.230% 08/01/29**...........................................        2,965
   41,600   California Housing Finance Agency Revenue, Series 2002Q, AMT,
              (Bank of Nova Scotia Liquidity Facility),
              1.080% 08/01/33**...........................................       41,600
    4,900   California Housing Finance Agency Revenue, Series 2003D, AMT,
              (FSA Insured, Dexia Credit Local SBPA),
              1.100% 08/01/22**...........................................        4,900
   22,000   California Infrasructure & Economic Development Bank Revenue,
              Series 2003A,
              1.000% 04/01/33.............................................       22,000
    2,000   California Infrastructure & Economic Development Bank Revenue,
              Series 2003C,
              1.000% 04/01/33.............................................        2,000
   16,000   California Infrastructure & Economic Development Bank Revenue,
              Series 2003D,
              1.000% 04/01/33.............................................       16,000
    5,400   California Infrastructure & Economic Development Bank, IDR,
              (Kruger & Sons Inc. Project) Series 2002, AMT, (Bank of the
              West LOC),
              1.150% 11/01/28**...........................................        5,400

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 22,070   California Infrastructure and Economic Development Bank
              Revenue, Series 2003A, (AMBAC Insured, Citibank N.A. SBPA),
              1.110% 07/01/37**...........................................   $   22,070
    2,500   California Infrastructure and Economic Development Bank IDR,
              Series 2003, AMT, (Mellon 1st Business Bank LOC, Mellon Bank
              N.A. LOC),
              1.300% 08/01/28**...........................................        2,500
    7,000   California Infrastructure and Economic Development Bank
              Revenue, Series 2003A, (FGIC Insured),
              1.110% 07/01/29**...........................................        7,000
    4,000   California Infrastructure and Economic Development Bank
              Revenue, Series 2003A, (Wells Fargo Bank N.A. LOC),
              1.090% 09/01/28**...........................................        4,000
    2,500   California Pollution Control Financing Authority Solid Waste
              Disposal, (Blue Line Transfer Project) Series 2002A, (Wells
              Fargo Bank LOC),
              1.150% 08/01/14**...........................................        2,500
   10,000   California Pollution Control Financing Authority Solid Waste
              Disposal, (Browing Ferris Industries) Series 1997A, (Chase
              Manhattan Bank LOC),
              1.050% 09/01/19**...........................................       10,000
    1,400   California Pollution Control Financing Authority Solid Waste
              Disposal, (Santa Clara Valley Industries Project) Series
              1998A, AMT, (Comerica Bank LOC),
              1.200% 03/01/18**##.........................................        1,400
    5,000   California Pollution Control Financing Authority, Solid Waste
              Disposal, (Norcal Waste Systems Inc. Project) Series 2003A,
              AMT, (Fleet National Bank LOC),
              1.200% 07/01/26**...........................................        5,000
    1,000   California School Cash Reserve Program Authority, Revenue,
              Series 2003A,
              2.000% 07/06/04.............................................        1,007
    7,125   California School Facilities Financing Corporation
              Certificates of Participation, Series 1998A, (Bayerische
              Hypotheken und Vereinsbank LOC),
              1.050% 07/01/22**...........................................        7,125

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 12,075   California State Department of Water Resource and Power Supply
              Revenue, Series 2003, (MBIA-IBC Insured, Merrill Lynch
              Capital Services SBPA),
              1.110% 05/01/11**...........................................   $   12,075
   19,000   California State Department of Water Resources and Power
              Supply Revenue, Series 2002C, (Bank of New York LOC),
              1.090% 05/01/22**...........................................       19,000
   10,650   California State Department of Water Resources and Power
              Supply Revenue, Series 2002C-9, (Citibank N.A.),
              1.100% 05/01/22**...........................................       10,650
   10,120   California State Floating Rate Receipts, Series 1997SG-91,
              (FGIC Insured, Societe Generale LOC),
              1.140% 10/01/21**##.........................................       10,120
   15,950   California State GO, Municipal Trust Receipts, Series
              1997SGA-54, (AMBAC Insured, Societe Generale SBPA),
              1.100% 06/01/21**##.........................................       15,950
    2,495   California State, Series 1999-132, (FGIC Insured, JP Morgan
              Chase Insured),
              1.100% 04/01/08**##.........................................        2,495
    9,000   California Statewide Communities Development Authority
              Multi-Family Housing Revenue, (Oakmont Senior Living
              Project) Series 2001Y, AMT, (East West Bank LOC, FHLB SBPA),
              1.150% 08/01/31**...........................................        9,000
    5,000   California Statewide Communities Development Authority
              Revenue, (Hanna Boys Center Project) Series 2002, (Northern
              Trust Company LOC),
              1.050% 12/31/29**...........................................        5,000
    4,350   California Statewide Communities Development Authority
              Revenue, IDR, (Multiple Peptide Systems Project) Series
              2002A, AMT, (Bank of the West LOC),
              1.150% 12/01/17**...........................................        4,350
   16,000   California Statewide Communities Development Authority
              Revenue, Series 2001A, (BNP Paribas LOC),
              1.070% 03/01/31**...........................................       16,000
   10,000   California Statewide Communities Development Authority
              Revenue, TRAN, Series 2003A-1, (FSA Insured),
              2.000% 06/30/04.............................................       10,074

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  2,700   California Watereuse Finance Authority Revenue, Series 1998,
              (FSA Insured),
              1.030% 05/01/28**...........................................   $    2,700
    2,500   Carlsbad, California Unified School District Certificates of
              Participation, (School Facilities Bridge Funding Program)
              Series 2001, (FSA Insured, First Union National Bank SBPA),
              1.100% 09/01/24**...........................................        2,500
    5,000   Compton, California Community College, BAN, Series 2003,
              2.000% 02/03/04.............................................        5,016
   10,700   Contra Costa County, California Board of Education TRAN,
              Series 2003,
              1.500% 06/30/04.............................................       10,748
    6,475   Corona, California Multi-Family Revenue Refunding, (Country
              Hills Project) Series 1995A, (FHLMC Insured),
              1.060% 02/01/25**...........................................        6,475
    5,000   Duarte, California Redevelopment Agency Revenue, Certificates
              of Participation, (Johnson Duarte Partners Project) Series
              1984B, (General Electric Capital Corporation LOC),
              1.000% 12/01/14**...........................................        5,000
    7,000   Duarte, California Redevelopment Agency, Certificates of
              Participation, (Piken Duarte Partners Project) Series 1984A,
              (General Electric Capital Corporation LOC),
              1.000% 12/01/14**##.........................................        7,000
   10,000   East Bay, California Municipal Utility District, Water System
              Revenue, Series 2002B,
              1.020% 06/01/25**...........................................       10,000
   33,900   East Bay, California Municipal Utility District, Wastewater
              System Revenue,
              0.900% 12/11/03.............................................       33,900
   10,000   Evergreen, California School District TRAN, Series 2003,
              2.000% 06/30/04.............................................       10,079
    5,000   Fairfield-Suisin, California Unified School District TRAN,
              Series 2003,
              1.500% 06/30/04.............................................        5,021
    2,970   Fremont, California Multi-Family Housing Revenue, (Mission
              Wells Project) Series 1985E, (Credit Lyonnais LOC,
              Bayerische Landesbank LOC),
              1.150% 09/01/14**##.........................................        2,970
    2,000   Fullerton, California School District GO, Series 2002, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.110% 08/01/21**...........................................        2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 43,100   Glendale, California Certificates of Participation, (Police
              Building Project) Series 2000, (Morgan Guaranty Trust SBPA),
              1.050% 06/01/30**...........................................   $   43,100
   30,500   Golden Gate Bridge, California Highway and Transportation
              District,
              0.850% 10/10/03.............................................       30,500
   19,700   Golden Gate Bridge, California Highway and Transportation
              District,
              0.950% 02/12/04##...........................................       19,700
    4,500   Hayward, California Multi-Family Housing Revenue, (Timbers
              Apartments Project) Series 1998A, AMT, (FNMA Liquidity
              Facility),
              1.120% 03/15/33**...........................................        4,500
    3,960   Indio, California Multi-Family Housing Revenue, (Western
              Federal Savings Project) Series 1985, (Wells Fargo and
              Company LOC),
              1.200% 06/01/05**...........................................        3,960
    4,350   Indio, California Multi-Family Housing Revenue, Series 1996A,
              (FNMA Collateral Agreement),
              1.060% 08/01/26**...........................................        4,350
    5,100   Irvine, California Public Facilities and Infrastructure
              Authority, Lease Revenue, (Capital Improvement Project)
              Series 1985,
              1.150% 11/01/10**...........................................        5,100
   30,730   Irvine, California, (Assessment District No. 89 Project)
              Series 1990-10,
              (Bayerische Hypotheken und Vereinsbank LOC),
              1.250% 09/02/15**...........................................       30,730
   15,035   Lake Elsinore, California Recreation Authority Revenue,
              (Public Facilities Project) Series 2000A, (Union Bank of
              California LOC, California State Teachers Retirement LOC),
              1.030% 02/01/32**...........................................       15,035
    5,900   Lassen, California Municipal Utility District Revenue, Series
              1996A, AMT,
              1.210% 05/01/08**...........................................        5,900
    8,500   Livermore Valley, California GO Unified School District, TRAN,
              Series 2002,
              2.100% 10/17/03.............................................        8,503
      400   Livermore, California Certificates of Participation, Series
              2000, (AMBAC Insured, Dexia Public Finance SBPA),
              1.030% 10/01/30**...........................................          400
   13,000   Long Beach, California GO, (FGIC Insured, Citibank SBPA),
              1.180% 05/15/15**##.........................................       13,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 10,000   Long Beach, California Harbor Revenue, Series 1994A, AMT,
              .850% 10/06/03**##..........................................   $   10,000
    9,995   Long Beach, California Municipal Securities Trust Receipts
              Revenue, Series 1998CMC-1, (FGIC Insured, JP Morgan Chase
              SBPA),
              1.100% 05/15/07**##.........................................        9,995
   24,200   Long Beach, California TRAN, Series 2002,
              2.500% 10/02/03.............................................       24,201
   63,785   Los Angeles County, California Housing Authority Multi-Family
              Housing Revenue,
              1.220% 10/01/31**##.........................................       63,785
   11,700   Los Angeles County, California Metropolitan Transportation
              Authority Sales Tax Revenue, Series 2002, (MBIA Insured,
              Merrill Lynch Capital Services SBPA),
              1.110% 01/01/07**##.........................................       11,700
   57,800   Los Angeles County, California TRAN, Series 2003A,
              2.000% 06/30/04.............................................       58,253
   15,000   Los Angeles, California Convention & Exhibit Center Authority,
              Lease Revenue, Series 2003B-2, (AMBAC Insured),
              0.970% 08/15/21.............................................       15,000
    6,000   Los Angeles, California Department of Water and Power,
              Electric Plant Revenue, Series 1999, (FSA Insured),
              5.500% 06/15/25.............................................        6,252
    9,564   Los Angeles, California Multi-Family Housing Revenue,
              (Fountain Park Housing Project) Series 2002A, (FNMA
              Liquidity Facility),
              1.050% 03/15/34**...........................................        9,564
   27,500   Los Angeles, California TRAN, Series 2003,
              2.000% 06/30/04.............................................       27,688
   37,000   Los Angeles, California Unified School District TRAN, Series
              2003B,
              1.500% 07/01/04.............................................       37,156
   20,000   Los Angeles, California Wastewater System Revenue,
              0.800% 10/08/03.............................................       20,000
   17,875   Los Angeles, California Wastewater System Revenue,
              0.850% 12/11/03.............................................       17,875
   10,000   Los Angeles, California Wastewater Systems Revenue Refunding,
              Series 2001A, (FGIC Insured, FGIC SBPA),
              1.250% 12/01/31**...........................................       10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  7,000   Los Angeles, California Wastewater Systems Revenue Refunding,
              Series 2001B, (FGIC Insured, FGIC SBPA),
              1.250% 12/01/31**...........................................   $    7,000
    9,170   Los Angeles, California Wastewater Systems Revenue, Series
              2003, (Merrill Lynch Capital Services SBPA),
              1.110% 06/01/10**...........................................        9,170
   12,995   Los Angeles, California Water & Power Revenue, (MBIA Insured,
              JP Morgan Chase Liquidity Facility),
              1.070% 01/01/09**##.........................................       12,995
   39,000   Los Angeles, California Water & Power Revenue, Series 2002A-5,
              (Bayerische Landesbank SBPA, BNP Paribas SBPA, Dexia Credit
              Local SBPA, JP Morgan Chase Bank SBPA, and Westdeutsche
              Landesbank Girozentrale SBPA),
              1.050% 07/01/35**...........................................       39,000
   22,000   Los Rios, California GO Community College District TRAN,
              Series 2002,
              2.100% 10/17/03.............................................       22,007
   13,500   Metropolitan Water District of Southern California Waterworks
              Revenue, Series 1998C, (Landesbank Hessen Thueringen SBPA),
              1.000% 07/01/28**...........................................       13,500
   19,000   Metropolitan Water District of Southern California Waterworks
              Revenue, Series 1999C, (Morgan Guaranty Trust SBPA),
              1.000% 07/01/27**...........................................       19,000
   27,900   Metropolitan Water District of Southern California Waterworks
              Revenue, Series 2001B-1, (Dexia Credit Local SBPA),
              1.030% 07/01/20**...........................................       27,900
    4,290   Morgan Hill, California United School District Receipts GO,
              Series 2000S, (FGIC Insured, Societe Generale),
              1.110% 08/01/25**...........................................        4,290
   20,000   Oakland-Alameda County, California Coliseum Authority Lease
              Revenue, (Coliseum Project) Series 2000C-2, (Canadian
              Imperial Bank LOC, California State Teachers Retirement
              LOC),
              1.050% 02/01/25**...........................................       20,000
   20,000   Orange County, California Apartment Development Revenue
              Refunding, (Bluffs Apartments Project) Series 1999C, (FHLMC
              Insured),
              1.100% 12/01/29**...........................................       20,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 12,700   Orange County, California Housing Authority Apartment
              Development Revenue Refunding, (Oasis Martinique Project)
              Series 1998I, (FNMA Collateral Agreement),
              1.100% 06/15/28**...........................................   $   12,700
    1,200   Orange County, California Industrial Development Authority,
              IDR, (Control Air Conditioning Project) Series 1997A, AMT,
              (California State Teachers Retirement Fund LOC),
              1.100% 05/01/22**...........................................        1,200
    4,800   Orange County, California Sanitation Districts Certificates of
              Participation, Series 2000A, (Dexia Public Finance Bank
              SBPA),
              1.200% 08/01/29**...........................................        4,800
   11,150   Orange County, California Special Financing Authority Revenue,
              Series 1995B, (AMBAC Insured, First Union National Bank
              SBPA),
              1.050% 11/01/14**##.........................................       11,150
   24,775   Orange County, California Special Financing Authority Revenue,
              Series 1995C, (AMBAC Insured, First Union National Bank
              SBPA),
              1.050% 11/01/14**...........................................       24,775
    9,000   Orange County, California Special Financing Authority Revenue,
              Series 1995D, (AMBAC Insured, First Union National Bank
              SBPA),
              1.050% 11/01/14**...........................................        9,000
   22,800   Orange County, California Special Financing Authority Teeter
              Plan Revenue, Series 1995E, (AMBAC Insured, First Union
              National Bank SBPA),
              1.050% 11/01/14**...........................................       22,800
    4,725   Orange County, California Water District Revenue, Certificates
              of Participation, Series 2003, (MBIA Insured, Merrill Lynch
              Capital Services SBPA),
              1.110% 02/15/11**##.........................................        4,725
      115   Pajaro Valley, California Unified School District Certificates
              of Participation, (School Facilities Bridge Funding Project)
              Series 2000, (FSA Insured, First Union National Bank SBPA)
              1.100% 09/01/23**...........................................          115
    5,350   Paramount, California Unified School District Certificates of
              Participation, (School Facilities Bridge Funding Program
              Project), Series 2001, (FSA Insured, First Union National
              Bank LOC),
              1.100% 09/01/30**...........................................        5,350

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  5,285   Pasadena, California Water Revenue, Series 2003, (FGIC
              Insured, Merrill Lynch Capital Services SBPA),
              1.110% 06/01/27**...........................................   $    5,285
   11,450   Penninsula Corridor Joint Powers Board, California GAN, Series
              2003A, (AIG GIC),
              1.430% 02/04/04.............................................       11,463
   11,925   Pleasanton, California Multi-Family Housing Revenue, (Bernal
              Apartment Project) Series 2001A, AMT, (FNMA Liquidity
              Facility),
              1.150% 09/15/34**...........................................       11,925
   14,000   Regents of the University of California,
              0.900% 10/28/03##...........................................       14,000
    2,300   Riverside County, California Community Facilities District
              Special Tax Revenue Refunding, Series 1997, (KBC Bank N.V.
              LOC),
              1.100% 09/01/14**...........................................        2,300
   29,921   Riverside County, California Teeter Financing Program,
              0.850% 10/22/03.............................................       29,921
    1,600   Riverside, California Electric Revenue, Series 1998, (AMBAC
              Insured, JP Morgan Chase Liquidity Facility),
              1.070% 10/01/11**##.........................................        1,600
    6,000   Rowland, California Unified School District GO, Series 2003,
              (FSA Insured, Citigroup Global Markets Liquidity Facility),
              1.110% 08/01/22**##.........................................        6,000
    3,750   Sacramento County, California Housing Authority Multi-Family
              Housing Revenue Refunding, (Sun Valley Apartments Project)
              Series 2001F, AMT, (FNMA Liquidity Facility),
              1.120% 02/15/31**...........................................        3,750
    4,500   Sacramento County, California Housing Authority Multi-Family
              Housing Revenue, (California Place Apartments Project)
              Series 2001B, (FNMA Collateral Agreement),
              1.120% 02/15/31**...........................................        4,500
    5,100   Sacramento County, California Multi-Family Housing Revenue,
              Series 1985B, (Bank One Arizona, N.A. LOC),
              1.060% 04/15/07**##.........................................        5,100
   51,550   Sacramento County, California Sanitation District Financing
              Authority Revenue, Series 2000C, (Credit Agricole LOC),
              1.050% 12/01/30**...........................................       51,550
   48,000   Sacramento, California Municipal Utility Revenue,
              0.800% 10/09/03.............................................       48,000

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  7,300   San Bernardino County, California Certificates of
              Participation, (Medical Center Financing Project) Series
              1998, (MBIA Insured, Landesbank Hessen Thueringen SBPA),
              1.110% 08/01/26**...........................................   $    7,300
    3,130   San Bernardino County, California Housing Authority
              Multi-Family Housing Revenue Refunding, (Arrowview Park
              Apartments Project) Series 1992A, (Redlands Federal Bank
              LOC, FHLB LOC),
              1.060% 09/01/22**...........................................        3,130
   41,875   San Bernardino County, California TRAN, Series 2003,
              1.500% 07/01/04.............................................       42,036
   10,600   San Bernardino, California City Unified School District
              Certificates of Participation, (School Facility Bridge
              Funding Project) Series 2001, (FSA Insured, First Union
              National Bank SBPA),
              1.100% 09/01/19**...........................................       10,600
    3,700   San Bernardino, California City United School District
              Certificates of Participation, (School FCA Bridge Funding
              Project) Series 2001, (FSA Insured, First Union National
              Bank SBPA),
              1.100% 09/01/09**...........................................        3,700
   12,000   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue Refunding, (Fillmore Center
              Project) Series 1992A-1, (Credit Suisse First Boston LOC),
              1.040% 12/01/17**...........................................       12,000
   15,553   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue Refunding, (Fillmore Center
              Project) Series 1992B-1, (Credit Suisse First Boston LOC),
              1.040% 12/01/17**...........................................       15,553
   78,200   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (3rd and Mission Street
              Project) Series 1999C, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.200% 07/01/34**...........................................       78,200
   16,640   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (Notre Dame Apartments
              Project) Series 2000G, (Citibank, N.A. LOC),
              1.100% 12/01/33**...........................................       16,640

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $  7,900   San Francisco City and County, California Redevelopment Agency
              Multi-Family Housing Revenue, (South Harbor Project) Series
              1986, (Credit Local De France LOC),
              1.070% 12/01/16**...........................................   $    7,900
   33,500   San Francisco City and County, California Unified School
              District TRAN, Series 2002,
              1.750% 12/17/03.............................................       33,543
    6,600   San Francisco, California City and County Multi-Family Housing
              Revenue, (8th and Howard Family Apartments) Series 2000B,
              AMT, (Citibank, N.A. LOC),
              1.200% 12/01/34**...........................................        6,600
    3,000   San Francisco, California City and County Redevelopment
              Multi-Family Housing Revenue Refunding, (Fillmore Center
              Project) Series 1992, AMT, (Credit Suisse LOC, 1st Boston
              Bank LOC),
              1.060% 12/01/17**...........................................        3,000
    5,000   San Joaquin County, California Transportation Authority Sales
              Tax Revenue,
              0.850% 10/08/03.............................................        5,000
    9,100   San Joaquin County, California Transportation Authority, Sales
              Tax Revenue,
              0.850% 10/09/03.............................................        9,100
   10,100   San Jose, California Multi-Family Housing Revenue, (Pollard
              Plaza Apartments Project) Series 2002D, AMT, (FHLMC
              Liquidity Facility),
              1.100% 08/01/35**...........................................       10,100
   10,904   San Jose, California Multi-Family Housing Revenue, (Sunset
              Square Apartments Project) Series 2002E,
              1.100% 06/01/34**...........................................       10,904
   15,290   San Jose, California Multi-Family Housing Revenue, (Turnleaf
              Apartments Project) Series 2003A, AMT, (FHLMC Liquidity
              Facility),
              1.100% 06/01/36**...........................................       15,290
   35,000   San Juan, California GO, Unified School District TRAN, Series
              2002,
              2.250% 10/17/03.............................................       35,013
   25,000   Santa Clara County, California East Side Unified High School
              BAN, Series 2003,
              1.200% 04/23/04.............................................       25,008
    9,065   Santa Clara County, California East Side Unified High School
              District GO, Series 2003, (MBIA Insured),
              1.110% 02/01/24**##.........................................        9,065

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $    500   Saratoga, California Unified School District Certificates of
              Participation, (School Facility Bridge Funding) Series 2001,
              (FSA Insured, First Union National Bank SBPA),
              1.100% 09/01/26**...........................................   $      500
    5,315   Southern California Public Power Authority, Power Project
              Revenue, Series 2003, (AMBAC Insured, Merrill Lynch Capital
              Services SBPA),
              1.110% 07/01/11**##.........................................        5,315
    4,030   Southern Kern, California Unified School District Certificates
              of Participation, (Building Program) Series 1998A, (FSA
              Insured, First Union National Bank SBPA),
              1.100% 09/01/26**...........................................        4,030
    5,050   Sweetwater, California Unified High School District
              Certificates of Participation, Series 2001, (FSA Insured,
              First Union National Bank SBPA),
              1.100% 06/01/13**...........................................        5,050
    2,600   Vallecitos, California Water District Water Revenue
              Certificates of Participation, (Oaks Reservoir Project)
              Series 1998, (Credit Local de France LOC),
              1.050% 07/01/30**...........................................        2,600
   12,415   Vallejo, California Certificates of Participation, (Capital
              Improvement Project) Series 2002, (Union Bank of California,
              N.A. LOC, California State Teachers Retirement LOC),
              1.030% 12/01/23**...........................................       12,415
    4,450   Vallejo, California Certificates of Participation, (Golf
              Course Facilities Financing Project) Series 2001, (Union
              Bank of California N.A. LOC, California State Teachers
              Retirement LOC),
              1.030% 06/01/40**...........................................        4,450
    8,060   Vallejo, California Water Revenue, Series 2001A, (KBC Bank NV
              LOC),
              1.080% 06/01/31**...........................................        8,060
    1,800   West Basin, California Municipal Water District Revenue,
              Certificates of Participation, Series 1999A, (Bayerische
              Hypo-und Vereinsbank LOC),
              1.150% 08/01/29**...........................................        1,800
                                                                             ----------
                                                                              1,988,637
                                                                             ----------
            GUAM -- 1.0%
   20,000   Guam Power Authority, (KBC Bank NV LOC)
              0.900% 10/15/03.............................................       20,000
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS MONEY MARKET FUNDS

Nations California Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PUERTO RICO -- 3.3%
 $ 16,355   Puerto Rico Commonwealth Highway and Transportation Authority
              Revenue, (AMBAC Insured, Merrill Lynch Liquidity Facility),
              1.000% 01/01/19**@@.........................................   $   16,355
    7,370   Puerto Rico Commonwealth Infrastructure Financing Authority,
              Series 2000-1,
              1.000% 10/01/34**@@.........................................        7,370
   21,330   Puerto Rico Commonwealth Infrastructure Financing Authority,
              Series 2000-2, (Toronto-Dominion Bank Liquidity Facility),
              1.000% 10/01/32**@@.........................................       21,330
    5,495   Puerto Rico Electric Power Authority, Power Revenue, Series
              2003, (MBIA Insured, Merrill Lynch Capital Services SBPA),
              1.060% 07/01/14**...........................................        5,495
    9,725   Puerto Rico Infrastructure Financing Authority,
              1.110% 10/01/34**##.........................................        9,725
    9,000   Puerto Rico Infrastructure Financing Authority,
              1.110% 10/01/34**##.........................................        9,000
                                                                             ----------
                                                                                 69,275
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $2,077,912)...........................................    2,077,912
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $2,077,912*)................................      98.9%   2,077,912
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       1.1%
            Receivable for investment securities sold.....................   $   60,300
            Interest receivable...........................................        6,430
            Investment advisory fee payable...............................         (214)
            Administration fee payable....................................         (103)
            Shareholder servicing and distribution fees payable...........         (598)
            Due to custodian..............................................          (63)
            Distributions payable.........................................         (209)
            Payable for investment securities purchased...................      (42,036)
            Accrued Trustees' fees and expenses...........................          (47)
            Accrued expenses and other liabilities........................         (350)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       23,110
                                                                             ----------
            NET ASSETS..........................................     100.0%  $2,101,022
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       59
            Accumulated net realized gain on investments sold.............            9
            Paid-in capital...............................................    2,100,954
                                                                             ----------
            NET ASSETS....................................................   $2,101,022
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($92,533,778 / 92,537,305 shares outstanding).................        $1.00
                                                                             ==========
            TRUST CLASS SHARES:
            ($381,567,212 / 381,577,484 shares outstanding)...............        $1.00
                                                                             ==========
            LIQUIDITY CLASS SHARES:
            ($2,072,657 / 2,072,670 shares outstanding)...................        $1.00
                                                                             ==========
            ADVISER CLASS SHARES:
            ($460,113,568 / 460,079,742 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR CLASS SHARES:
            ($357,697,260 / 357,716,235 shares outstanding)...............        $1.00
                                                                             ==========
            DAILY CLASS SHARES:
            ($759,850,906 / 759,857,188 shares outstanding)...............        $1.00
                                                                             ==========
            INVESTOR B SHARES:
            ($6,578 / 6,578 shares outstanding)...........................        $1.00
                                                                             ==========
            INVESTOR C SHARES:
            ($217,257 / 217,262 shares outstanding).......................        $1.00
                                                                             ==========
            INSTITUTIONAL SHARES:
            ($46,962,487 / 46,963,089 shares outstanding).................        $1.00
                                                                             ==========

---------------

 * Federal income tax information (see Note 7).

 **Variable rate notes. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

 # Security not registered under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@Restricted security (see Note 5).

Nations California Tax-Exempt Reserves had the following industry concentrations greater than 10% at September 30, 2003 (as a percentage of net assets):

Housing Revenue                                     18.95%
Education Revenue                                   13.32%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.9%
            NEW YORK -- 98.5%
 $    550   Batavia, New York GO, City School District, Series 2003, (FSA
              Insured, State Aid Withholding),
              2.500% 05/15/04.............................................   $   555
      550   Broome County, New York Industrial Development Agency, IDR
              Refunding, (Bing Realty Project) Series 1988, (First Union
              National Bank LOC),
              1.100% 12/15/03**...........................................       550
      500   Buffalo, New York GO, Series 2002, (FSA Insured),
              2.500% 11/15/03.............................................       501
    3,500   Buffalo, New York RAN, Series 2003A, (Bank of New York LOC),
              2.750% 07/29/04.............................................     3,548
      400   Camillus, New York GO, West Genesee Central School, Series
              2003, (FSA Insured, State Aid Withholding),
              2.750% 04/15/04.............................................       404
      930   Erie County, New York Civic Facilities Agency IDR, (DePaul
              Community Facilities, Inc. Project) Series 1996, (Key Bank
              of New York, N.A. LOC),
              1.150% 11/01/16** #.........................................       930
    1,500   Hempstead Town, New York GO, Series 2001A, (MBIA Insured),
              3.250% 01/15/04.............................................     1,510
      800   Hempstead, New York Industrial Development Agency, IDR
              Refunding, (Trigen-Nassau Energy Corporation Project) Series
              1998, AMT, (Societe Generale LOC),
              1.080% 09/15/15**...........................................       800
      550   Islip, New York GO, Series 1995, (FGIC Insured),
              5.000% 07/15/04.............................................       567
       50   Jamestown, New York GO, City School District, Series 2001,
              (FGIC Insured, State Aid Withholding),
              4.000% 06/15/04.............................................        51
    3,200   Long Island, New York Power Authority, Electric Systems
              Revenue, Series 1998-2A, (Westdeutsche Landesbank
              Girozentrale LOC, State Street Bank & Trust Company LOC),
              1.050% 05/01/33**...........................................     3,200
    2,700   Metropolitan Transitional Authority New York Revenue, Series
              2003, (AMBAC Insured, Merrill Lynch Capital Services SBPA),
              1.110% 11/15/10**#..........................................     2,700
      200   Metropolitan Transitional Authority New York Service Contract,
              Series 2003, (MBIA Insured, Merrill Lynch Capital Services
              SBPA),
              1.050% 07/01/11**...........................................       200

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $    100   Middletown, New York GO, City School District, Series 1996,
              (FGIC Insured, State Aid Withholding),
              4.750% 11/01/03.............................................   $   100
      875   Monroe County, New York GO Unrefunded Balance, Series 1995,
              (FGIC Insured),
              7.000% 06/01/04**...........................................       909
    1,075   Monroe County, New York Industrial Development Agency, Civic
              Facilities Revenue, (Hillside Childrens Center Project)
              Series 1998, (Key Bank, N.A. LOC),
              1.150% 08/01/18**#..........................................     1,075
    2,020   Monroe County, New York Civic Facilities Agency, IDR, (St.
              Anns Home Company Project) Series 2000, (HSBC Bank USA LOC),
              1.070% 07/01/30**...........................................     2,020
      200   Monroe County, New York Civic Facilities Agency, IDR, (St.
              Ann's Home For Aged Project) Series 2000, (HSBC Bank USA
              LOC),
              1.070% 07/01/30.............................................       200
       50   Municipal Assistance Corporate For City of New York, Series
              1995D, (AMBAC Insured),
              4.900% 07/01/04.............................................        51
      400   New York and New Jersey Port Authority, Series 2001, GO (FSA
              Insured),
              5.250% 07/15/04.............................................       413
      925   New York City, New York Industrial Development Agency, Civic
              Facility Revenue, (Penninsula Hospital Center Project)
              Series 1998, (Chase Manhattan Bank LOC),
              1.080% 12/01/13**...........................................       925
      800   New York City, New York Municipal Water Finance Authority,
              Water and Sewer Systems Revenue, Series 1995A, (FGIC
              Insured, FGIC-SPI-SPA),
              1.200% 06/15/25**...........................................       800
    1,535   New York City, New York Transitional Financing Authority
              Reveue, Series 2002-1B, (Societe Generale Liquidity
              Facility),
              1.070% 11/01/22**...........................................     1,535
      100   New York State Authority Highway and Bridge Fund, Series
              2001B, (MBIA Insured),
              3.500% 04/01/04.............................................       101
      770   New York State Dormitory Authority Revenue Unrefunded, Series
              1991, (AMBAC Insured),
              6.700% 07/01/04.............................................       773
      650   New York State Dormitory Authority Revenue, (Oxford University
              Press Inc. Project) Series 1996, (GO of Institution,
              Landesbank Hessen Thueringen LOC),
              1.050% 07/01/25**...........................................       650

                       SEE NOTES TO FINANCIAL STATEMENTS.
 68

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $    100   New York State Dormitory Authority Revenue, (St. Mary's
              Hospital Amterdam Project) Series 1997, (MBIA Insured, GO of
              Institution),
              5.250% 05/01/04.............................................   $   102
    4,020   New York State Environmental Facilities Corporation Clean
              Water and Drinking, Series 2003, (Citigroup Global Market
              Liquidity Facility),
              1.110% 06/15/19**#..........................................     4,021
    3,500   New York State Environmental, (General Electric Project)
              Series 2003,
              0.830% 12/16/03.............................................     3,500
    1,100   New York State GO, (Environmental Quality Project) Series
              1998G, (Westdeutsche Landesbank LOC),
              1.480% 11/30/18**...........................................     1,100
      900   New York State GO, Power Authority Revenue and General
              Purpose, Series 1985, (First Union National Bank LOC, Bank
              of Nova Scotia LOC, Toronto Dominion Bank LOC),
              0.900% 03/01/20**...........................................       900
      350   New York State GO, Series 1997, (AMBAC Insured),
              5.000% 03/01/04.............................................       356
    3,500   New York State GO, Series 2003H
              0.900% 10/28/03.............................................     3,500
    5,350   New York State Housing Finance Agency Revenue, (East 84th
              Street Project) Series 1995A, AMT, (Bayerische Hypotheken
              und Vereinsbank LOC),
              1.250% 11/01/28**...........................................     5,351
      450   New York State Housing Finance Agency Revenue, (South Cove
              Plaza Project), Series 1999A, (FHLMC LOC),
              1.120% 11/01/30**...........................................       450
      170   New York State Housing Finance Agency Revenue, (Theater Row
              Tower Project) Series 2000A, AMT, (Bayerische Hypotheken und
              Vereinsbank LOC),
              1.300% 11/01/32**...........................................       170
      200   New York State Housing Finance Agency Revenue, 66 West 38th
              Street, Series 2001A, (Bayerische Hypotheken und Vereinsbank
              LOC),
              1.150% 11/01/33**...........................................       200
    3,300   New York State Housing Finance Agency Revenue, Series 2002A,
              (Fleet National Bank LOC),
              1.030% 11/01/35.............................................     3,300
    1,000   New York State Housing Financial Agency Special Obligation,
              New York City Health Facilities, Series 1990A,
              6.900% 11/01/03.............................................     1,005

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $    425   New York State Local Assistance Corporation Revenue, Series
              1993, (Bayerische Landesbank Girozentrale LOC, Westdeutsche
              Landesbank Girozentrale LOC),
              1.030% 04/01/22**...........................................   $   425
      200   New York State Local Government Assistance Corporation
              Refunding, Series 1997B, (MBIA Insured, GO of Corporation),
              5.250% 04/01/04.............................................       204
      710   New York State Local Government Assistance Corporation
              Revenue, Series 1995B, (Societe Generale LOC),
              1.020% 04/01/25**...........................................       710
      615   New York State Local Government Assistance Corporation, Series
              1995, (Societe Generale LOC, Landesbank Hessen-Thueringen
              LOC),
              1.020% 04/01/25**...........................................       615
    1,030   New York State Local Government Assistance Corporation, Series
              1995C, (Landesbank Hessin-Thueringen LOC),
              1.020% 04/01/25.............................................     1,030
    3,000   New York State Power Authority, Series 2003,
              0.880% 11/06/03.............................................     3,000
      250   New York State Tollway Authority Highway and Bridge Funding,
              Series 1994, (FGIC Insured),
              6.400% 04/01/04.............................................       257
      150   New York State Tollway Authority Highway and Bridge Funding,
              Series 1999B, (FGIC Insured),
              4.000% 04/01/04.............................................       152
    3,000   New York, New York City Housing Development Corporate Mortgage
              Revenue, Series 2003A, (Keybank N.A. LOC),
              1.070% 07/01/35**...........................................     3,000
      600   New York, New York City Housing Development Corporation
              Multi-Family Housing Revenue, (Mortgage Fountains Project)
              Series 2001A, (Fleet Bank LOC),
              1.070% 11/01/33**...........................................       600
      250   New York, New York City Housing Development Corporation
              Multi-Family Housing Revenue, (Nelson Ave Apartments
              Project) Series 2002A, AMT, (Key Bank N.A. LOC),
              1.070% 10/01/35**...........................................       250
      150   New York, New York City Housing Development Corporation,
              Multi-Family Rent Housing Revenue, Series 2001A,
              1.070% 11/15/31**...........................................       150

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
   $2,500   New York, New York City Industrial Development Agency Civic
              Facility Revenue, (CASA Project), Series 2000, (Chase
              Manhattan Bank LOC),
              1.080% 03/01/20**...........................................   $ 2,500
      300   New York, New York City Municipal Water Financing Authority,
              Water and Sewer System Revenue, Series 2002C-2, (Toronto
              Dominion Bank SBPA, Bank of Nova Scotia Liquidity Facility),
              1.050% 06/15/18**...........................................       300
      700   New York, New York City Transitional Financing Authority,
              Series 2002-1A, (Landesbank Hessen Thueringen Liquidity
              Facility),
              1.050% 11/01/22**...........................................       700
    3,200   New York, New York GO, Series 2002C-2, (Bayerische Landesbank
              LOC),
              1.050% 08/01/20.............................................     3,200
      645   Oceanside, New York State GO, United Free School District
              Series 2003B, (FGIC Insured, State Aid Withholding),
              2.000% 11/01/03.............................................       646
      905   Oneida County, New York Industrial Development Agency Revenue,
              (Hamilton College Civic Facility Project) Series 2002, (MBIA
              Insured, Bank of New York SBPA),
              1.070% 09/15/32**...........................................       905
    2,465   Port Authority New York and New Jersey, Series 2003, (AMBAC GO
              of Authority, Citigroup Global Market Liquidity Facility),
              1.160% 12/15/32**#..........................................     2,465
      340   Schodack, New York GO Central School District, Series 2002B,
              (FSA Insured, State Aid Withholding),
              2.500% 12/15/03.............................................       341
      250   Suffolk County, New York GO Public Improvement, Series 2002A,
              (MBIA Insured),
              4.000% 05/01/04.............................................       254
      310   Suffolk County, New York Industrial Development Agency Revenue
              Refunding, (Target Rock Corporation Project), Series 1987,
              (Swiss Bank Corporation LOC),
              1.050% 02/01/07**...........................................       310
      290   Syracuse, New York GO Public Improvement, Series 2002C, AMT,
              (FGIC Insured),
              4.000% 01/01/04.............................................       292
    1,400   Tompkins County, New York Industrial Development Agency
              Revenue, (Kendal Care Community Project) Series 2003,
              (Wachovia Bank N.A. LOC),
              0.990% 07/01/24**...........................................     1,400

PRINCIPAL
 AMOUNT                                                                       VALUE
  (000)                                                                       (000)
-------------------------------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $  1,000   Westchester County, New York Industrial Development Agency,
              IDR, (Levister Redevelopment Company Project) Series 2001,
              (Bank of New York SBPA),
              1.050% 08/01/33**...........................................   $ 1,000
      500   Yonkers, New York Industrial Development Agency Civic Facility
              Revenue, Consumers Union Facilities, Series 1989, (Bank of
              New York LOC),
              1.030% 07/01/19**...........................................       500
                                                                             -------
                                                                              74,229
                                                                             -------
            GUAM -- 0.5%
      360   Guam Government Revenue, Series 2001A, (FSA Insured),
              3.500% 12/01/03.............................................       361
                                                                             -------
            PUERTO RICO -- 0.9%
      650   Puerto Rico Commonwealth Highway and Transportation Authority
              Revenue, (AMBAC Insured, Merrill Lynch Liquidity Facility),
              1.000% 01/01/19**@@.........................................       650
                                                                             -------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $75,240)..............................................    75,240
                                                                             -------
            TOTAL INVESTMENTS
              (Cost $75,240*)...................................      99.9%   75,240
                                                                             -------
            OTHER ASSETS AND
              LIABILITIES (NET).................................       0.1%
            Cash..........................................................   $    11
            Interest receivable...........................................       219
            Receivable from administrator.................................         1
            Investment advisory fee payable...............................       (11)
            Shareholder servicing and distribution fees payable...........       (10)
            Distributions payable.........................................        (6)
            Accrued Trustees' fees and expenses...........................        (9)
            Accrued expenses and other liabilities........................      (126)
                                                                             -------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................        69
                                                                             -------
            NET ASSETS..........................................     100.0%  $75,309
                                                                             =======
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on investments sold.............   $     3
            Paid-in capital...............................................    75,306
                                                                             -------
            NET ASSETS....................................................   $75,309
                                                                             =======


                       SEE NOTES TO FINANCIAL STATEMENTS.
 70

NATIONS MONEY MARKET FUNDS

Nations New York Tax-Exempt Reserves

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                              VALUE
-------------------------------------------------------------------------------------
            CAPITAL CLASS SHARES:
            ($1,422,806 / 1,422,152 shares outstanding)...................     $1.00
                                                                             =======
            TRUST CLASS SHARES:
            ($9,077,921 / 9,075,019 shares outstanding)...................     $1.00
                                                                             =======
            MARKET CLASS SHARES:
            ($19,650,595 / 19,650,595 shares outstanding).................     $1.00
                                                                             =======
            INSTITUTIONAL SHARES:
            ($45,157,460 / 45,157,460 shares outstanding).................     $1.00
                                                                             =======

---------------

 * Federal income tax information (see Note 7).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 # Security not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@Restricted security (see Note 5).

Nations New York Tax-Exempt Reserves had the following industry concentrations greater than 10% at September 30, 2003 (as a percentage of net assets):

Housing Revenue                                     17.79%
Industrial Development Revenue / Pollution Control
 Revenue                                            12.54%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance Corporation
AMT              Alternative Minimum Tax
BAN              Bond Anticipation Note
EDR              Economic Development Revenue
FGIC             Financial Guaranty Insurance Corporation
FFCB             Federal Farm Credit Bank
FHLB             Federal Home Loan Bank
FHLMC            Federal Home Loan Mortgage Corporation
FNMA             Federal National Mortgage Association
FSA              Financial Security Assurance
GIC              Guaranteed Investment Contract
GNMA             Government National Mortgage Association
GO               General Obligation
GTD STD LNS      Guaranteed Student Loans
GTY-AGMT         Guarantee Agreement
IDR              Industrial Development Revenue
LOC              Letter of Credit
MBIA             Municipal Bond Insurance Association
MBIA-IBC         Municipal Bond Insurance
                   Association -- Insured Bond Certificate
MTN              Medium Term Notes
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
RAN              Revenue Anticipation Note
SCSDE            South Carolina School District Enhancement
SLMA             Student Loan Marketing Association
SBPA             Standby Bond Purchase Agreement
SPA              Standby Purchase Agreement
TAN              Tax Anticipation Note
TRAN             Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 72

                      [This page intentionally left blank]

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                   CASH           MONEY MARKET
                                                                 RESERVES           RESERVES
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $      427,380     $       86,087
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................          50,755+            10,470
Administration fee..........................................          33,837+             6,980
Transfer agent fees.........................................           1,253                227
Custodian fees..............................................           2,109                416
Trustees' fees and expenses.................................               9                  9
Registration and filing fees................................             876                349
Legal and audit fees........................................              62                 43
Printing expense............................................             615                 55
Other.......................................................             474                 99
                                                              --------------     --------------
    Subtotal................................................          89,990             18,648
Shareholder servicing and distribution fees:
  Trust Class Shares........................................           2,357                175
  Institutional Class Shares**..............................             907                145
  Liquidity Class Shares....................................           6,485              1,900
  Adviser Class Shares**....................................           9,127                862
  Investor Class Shares.....................................           5,946                123
  Market Class Shares**.....................................           8,282              2,581
  Daily Class Shares........................................          31,416                 14
  Service Class Shares......................................           3,682                556
  Investor A Shares.........................................             834                 --
  Investor B Shares.........................................             259                 76
  Investor C Shares***......................................              19                  5
  Marsico Shares............................................              35                 --
                                                              --------------     --------------
    Total expenses..........................................         159,339             25,085
Fees waived by investment advisor, administrator and/or
  distributor...............................................         (28,397)            (6,394)
Fees reduced by credits allowed by the custodian............             (23)                (2)
Reimbursement from investment advisor.......................            (106)                --
                                                              --------------     --------------
    Net expenses............................................         130,813             18,689
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................         296,567             67,398
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................            (826)                25
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $      295,741     $       67,423
                                                              ==============     ==============

---------------
  * Amount represents less than $500.
 ** New York Tax-Exempt Reserves' Adviser Class, Institutional Class and Market
    Class Shares re-commenced operations on April 14, 2003, August 25, 2003 and August 25, 2003, respectively.
 ***California Tax-Exempt Reserves' Investor C Shares commenced operations on
    August 1, 2003.
 + These fees include revenue earned by Banc of America Capital Management, LLC and BACAP Distributors, LLC from investments by affiliated funds.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 74

NATIONS MONEY MARKET FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


                                                                          CALIFORNIA        NEW YORK
       TREASURY        GOVERNMENT       MUNICIPAL        TAX-EXEMPT       TAX-EXEMPT       TAX-EXEMPT
       RESERVES         RESERVES         RESERVES         RESERVES         RESERVES         RESERVES
-------------------------------------------------------------------------------------------------------

    $       65,924   $       26,842   $       19,802   $       16,530   $       11,747   $          216
    --------------   --------------   --------------   --------------   --------------   --------------

             8,210            3,326            2,667            2,277+           1,662               31
             5,473            2,217            1,778            1,518+           1,108               20
               178               81               68               94               44                1
               310              153               86               85               65                4
                 9                9                9                9                9                9
               169              157               86              102               11               --
                48               42               44               36               47               29
                60               39               99               80               74               40
                99               39               31               27               23                4
    --------------   --------------   --------------   --------------   --------------   --------------
            14,556            6,063            4,868            4,228            3,043              138

               463              179              242            1,145              216                7
               130               32               66                8                7                2
             1,767            1,072              557               16               11               --
             3,346              890              361               11              610                3
             1,167            1,056              201              208              601               --
             2,724            1,036              388               --               --                9
             2,288              890            1,647              167            2,336               --
             1,354              132               57               --               --               --
             2,012               60               --              237               --               --
                 3                9               --*              --               --*              --
                --*              --               14               --               --*              --
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            29,810           11,419            8,401            6,020            6,824              159
            (5,417)          (2,528)          (1,882)          (1,217)          (1,067)             (97)
                (1)             (16)              --               --               --               --
                --               --               --               --               --               --
    --------------   --------------   --------------   --------------   --------------   --------------
            24,392            8,875            6,519            4,803            5,757               62
    --------------   --------------   --------------   --------------   --------------   --------------
            41,532           17,967           13,283           11,727            5,990              154
    --------------   --------------   --------------   --------------   --------------   --------------
                43              (77)               1                5               (1)              --
    --------------   --------------   --------------   --------------   --------------   --------------
    $       41,575   $       17,890   $       13,284   $       11,732   $        5,989   $          154
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        CASH RESERVES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income.......................................  $      296,567     $    1,091,775
Net realized gain/(loss) on investments.....................            (826)               (74)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................         295,741          1,091,701
Distributions to shareholders from net investment income:
  Capital Class Shares......................................        (164,258)          (582,896)
  Institutional Class Shares................................         (23,100)           (63,773)
  Trust Class Shares........................................         (22,731)           (77,059)
  Liquidity Class Shares....................................          (6,974)           (24,736)
  Adviser Class Shares......................................         (29,461)          (102,081)
  Investor Class Shares.....................................         (12,144)           (57,004)
  Market Class Shares.......................................         (11,304)           (44,488)
  Daily Class Shares........................................         (24,407)          (129,264)
  Service Class Shares......................................            (923)            (6,027)
  Investor A Shares**.......................................          (1,136)            (4,108)
  Investor B Shares.........................................             (59)              (246)
  Investor C Shares.........................................              (4)               (18)
  Marsico Shares**..........................................             (72)              (238)
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................      (9,241,938)        (7,407,218)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................      (9,242,770)        (7,407,455)
NET ASSETS:
Beginning of period.........................................      71,289,843         78,697,298
                                                              --------------     --------------
End of period...............................................  $   62,047,073     $   71,289,843
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $           (6)    $           --
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 **Cash Reserves' Investor A Shares and Marsico Shares, Treasury Reserves'
   Investor A Shares and Government Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 76

NATIONS MONEY MARKET FUNDS

         MONEY MARKET RESERVES               TREASURY RESERVES                GOVERNMENT RESERVES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/03         YEAR ENDED        9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $       67,398   $      212,259   $       41,532   $      131,607   $       17,967   $       65,972
                25              365               43              155              (77)             151
    --------------   --------------   --------------   --------------   --------------   --------------
            67,423          212,624           41,575          131,762           17,890           66,123
           (53,728)        (165,332)         (12,560)         (36,253)          (7,850)         (25,925)
            (3,574)          (7,884)          (3,060)          (7,542)            (735)          (1,903)
            (1,687)          (4,670)          (4,210)         (11,355)          (1,645)          (5,879)
            (1,970)          (7,463)          (1,678)          (5,445)          (1,058)          (2,774)
            (2,685)         (10,253)         (10,038)         (28,779)          (2,664)         (11,531)
              (237)            (581)          (2,199)          (8,511)          (1,995)          (9,442)
            (3,356)         (14,807)          (3,376)         (14,616)          (1,305)          (5,330)
               (10)             (46)          (1,587)         (10,237)            (615)          (2,953)
              (140)          (1,021)            (339)          (1,527)             (33)            (195)
                --               --           (2,481)          (7,367)             (65)             (64)
               (17)             (60)              (1)              (3)              (2)              (6)
                (1)              (4)              --*              --*              --               (4)
                --               --               --               --               --               --
        (1,515,227)      (2,637,371)      (1,269,910)         287,122          386,009         (639,386)
    --------------   --------------   --------------   --------------   --------------   --------------
        (1,515,209)      (2,636,868)      (1,269,864)         287,249          385,932         (639,269)
        13,448,271       16,085,139       11,427,265       11,140,016        4,433,752        5,073,021
    --------------   --------------   --------------   --------------   --------------   --------------
    $   11,933,062   $   13,448,271   $   10,157,401   $   11,427,265   $    4,819,684   $    4,433,752
    ==============   ==============   ==============   ==============   ==============   ==============
               131
    $                $          138   $           46   $           43   $           45   $           45
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                     MUNICIPAL RESERVES
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income.......................................  $       13,283     $       29,208
Net realized gain/(loss) on investments.....................               1                113
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          13,284             29,321
Distributions to shareholders from net investment income:
  Capital Class Shares***...................................          (6,713)           (12,244)
  Institutional Class Shares***+............................          (1,423)            (1,488)
  Trust Class Shares........................................          (1,998)            (6,225)
  Liquidity Class Shares***.................................            (496)              (746)
  Adviser Class Shares***+..................................            (957)            (2,131)
  Investor Class Shares.....................................            (314)              (946)
  Market Class Shares+......................................            (397)            (1,480)
  Daily Class Shares........................................            (969)            (3,830)
  Service Class Shares......................................             (14)               (91)
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --*                --
  Investor C Shares++.......................................              (3)                --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions..........................         934,962          1,116,378
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         934,962          1,116,518
NET ASSETS:
Beginning of period.........................................       3,277,842          2,161,324
                                                              --------------     --------------
End of period...............................................  $    4,212,804     $    3,277,842
                                                              ==============     ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................  $          126     $          127
                                                              ==============     ==============

---------------

  * Amount represents less than $500.

 ***Tax-Exempt Reserves' Capital Class, Institutional Class, Liquidity Class and
    Adviser Class commenced operations on June 13, 2002, June 18, 2002, September 3, 2002 and August 9, 2002, respectively.

 + New York Tax-Exempt Reserves' Adviser Class, Institutional Class and Market Class Shares re-commenced operations on April 14, 2003, August 25, 2003 and August 25, 2003, respectively.

 ++ California Tax-Exempt Reserves' Investor C Shares commenced operations on
    August 1, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 78

NATIONS MONEY MARKET FUNDS

          TAX-EXEMPT RESERVES         CALIFORNIA TAX-EXEMPT RESERVES     NEW YORK TAX-EXEMPT RESERVES
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/03         YEAR ENDED        9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $       11,727   $       31,848   $        5,990   $       18,694   $          154   $          481
                 5               56               (1)              32               --                3
    --------------   --------------   --------------   --------------   --------------   --------------
            11,732           31,904            5,989           18,726              154              484
            (1,779)          (1,801)            (608)          (2,900)             (36)            (265)
              (172)            (187)            (132)            (202)             (44)              --*
            (9,068)         (27,195)          (1,641)          (4,355)             (58)            (216)
               (14)              (9)              (9)             (26)              --               --*
               (28)             (48)          (1,487)          (3,756)              (9)              --*
              (326)          (1,171)            (873)          (2,981)              --               --*
                --               --               --               --               (7)              --*
               (94)            (504)          (1,248)          (4,476)              --               --*
                --               --               --               --               --               --*
              (246)            (731)              --               --               --               --
                --             (227)              --*              --               --               --*
                --               --*              --*              --               --               --*
           (35,350)          16,450         (165,571)         449,421           48,805            5,651
    --------------   --------------   --------------   --------------   --------------   --------------
           (35,345)          16,481         (165,580)         449,451           48,805            5,654
         3,011,472        2,994,991        2,266,602        1,817,151           26,504           20,850
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,976,127   $    3,011,472   $    2,101,022   $    2,266,602   $       75,309   $       26,504
    ==============   ==============   ==============   ==============   ==============   ==============
                47
    $                $           47   $           59   $           67   $           --   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

Nations Money Market Funds

  SCHEDULES OF CAPITAL STOCK ACTIVITY*


                                                                         CASH RESERVES
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                              SEPTEMBER 30, 2003      MARCH 31,
                                                                 (UNAUDITED)            2003
                                                              -----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................    $ 104,568,318       $ 257,786,306
 Issued as reinvestment of dividends........................           90,289             198,554
 Redeemed...................................................     (111,294,600)       (264,131,818)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $  (6,635,993)      $  (6,146,958)
                                                                =============       =============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................    $   8,236,836       $  18,137,968
 Issued as reinvestment of dividends........................           20,311              43,949
 Redeemed...................................................       (7,811,499)        (16,898,426)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     445,648       $   1,283,491
                                                                =============       =============
TRUST CLASS SHARES:
 Sold.......................................................    $   7,814,398       $  11,058,140
 Issued in exchange for Primary A Shares of Nations Prime
   Fund (Note 8)**..........................................               --           3,238,730
 Issued as reinvestment of dividends........................              500               2,060
 Redeemed...................................................       (8,529,389)        (11,979,340)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (714,491)      $   2,319,590
                                                                =============       =============
LIQUIDITY CLASS SHARES:
 Sold.......................................................    $   2,128,395       $   4,990,263
 Issued as reinvestment of dividends........................            6,495              23,487
 Redeemed...................................................       (2,250,529)         (5,184,285)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (115,639)      $    (170,535)
                                                                =============       =============
ADVISER CLASS SHARES:
 Sold.......................................................    $  22,014,607       $  35,974,110
 Issued as reinvestment of dividends........................           12,497              47,854
 Redeemed...................................................      (16,962,492)        (37,060,684)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $   5,064,612       $  (1,038,720)
                                                                =============       =============
INVESTOR CLASS SHARES:
 Sold.......................................................    $   2,112,843       $   5,429,745
 Issued in exchange for Investor B Shares of Nations Prime
   Fund (Note 8)**..........................................               --             563,131
 Issued in exchange for Investor C Shares of Nations Prime
   Fund (Note 8)**..........................................               --               2,945
 Issued as reinvestment of dividends........................           11,009              57,338
 Redeemed...................................................       (2,651,328)         (7,397,915)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (527,476)      $  (1,344,756)
                                                                =============       =============
MARKET CLASS SHARES:
 Sold.......................................................    $   2,787,698       $   6,679,123
 Issued as reinvestment of dividends........................               21               1,069
 Redeemed...................................................       (6,561,433)         (6,750,791)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $  (3,773,714)      $     (70,599)
                                                                =============       =============
DAILY CLASS SHARES:
 Sold.......................................................    $   8,606,197       $  22,747,242
 Issued in exchange for Daily Shares of Nations Prime Fund
   (Note 8)**...............................................               --             822,570
 Issued as reinvestment of dividends........................           22,600             126,103
 Redeemed...................................................      (10,884,689)        (26,078,843)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $  (2,255,892)      $  (2,382,928)
                                                                =============       =============
SERVICE CLASS SHARES:
 Sold.......................................................    $   1,487,763       $   3,653,914
 Issued as reinvestment of dividends........................               98                 602
 Redeemed...................................................       (2,166,405)         (3,929,996)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $    (678,544)      $    (275,480)
                                                                =============       =============
INVESTOR A SHARES:+
 Sold.......................................................    $     136,033       $     311,276
 Issued in exchange for Investor A Shares of Nations Prime
   Fund (Note 8)**..........................................               --             457,965
 Issued as reinvestment of dividends........................            1,103               4,008
 Redeemed...................................................         (169,368)           (394,866)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     (32,232)      $     378,383
                                                                =============       =============
INVESTOR B SHARES:
 Sold.......................................................    $       4,708       $      52,786
 Issued as reinvestment of dividends........................               53                 223
 Redeemed...................................................          (17,388)            (35,924)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $     (12,627)      $      17,085
                                                                =============       =============
INVESTOR C SHARES:
 Sold.......................................................    $       2,452       $      11,106
 Issued as reinvestment of dividends........................                4                  16
 Redeemed...................................................           (3,876)             (7,668)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $      (1,420)      $       3,454
                                                                =============       =============
MARSICO SHARES:+
 Sold.......................................................    $      19,506       $      75,401
 Issued in exchange for Marsico Shares of Nations Prime Fund
   (Note 8)**...............................................               --              22,533
 Issued as reinvestment of dividends........................               72                 237
 Redeemed...................................................          (23,748)            (77,416)
                                                                -------------       -------------
 Net increase/(decrease)....................................    $      (4,170)      $      20,755
                                                                =============       =============
 Total net increase/(decrease)..............................    $  (9,241,938)      $  (7,407,218)
                                                                =============       =============

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Shares issued in connection with the Reorganization on May 10, 2002 for the Trust Class, Investor Class, Daily Class, Investor A Shares and Marsico Shares were 3,239,042, 566,150, 822,914, 458,038 and 22,531, respectively.

 +Cash Reserves' Investor A Shares and Marsico Shares commenced operations on
  May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 80

NATIONS FUNDS

Nations Money Market Funds

  SCHEDULES OF CAPITAL STOCK ACTIVITY* (CONTINUED)


                                                                    MONEY MARKET RESERVES
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                              SEPTEMBER 30, 2003     MARCH 31,
                                                                 (UNAUDITED)            2003
                                                              ----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 27,860,486       $ 67,975,062
 Issued as reinvestment of dividends........................           24,866             84,238
 Redeemed...................................................      (29,376,796)       (69,051,206)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $ (1,491,444)      $   (991,906)
                                                                 ============       ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $  1,985,694       $  3,241,573
 Issued as reinvestment of dividends........................            3,270              7,307
 Redeemed...................................................       (1,849,976)        (3,063,523)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    138,988       $    185,357
                                                                 ============       ============
TRUST CLASS SHARES:
 Sold.......................................................     $    792,962       $  1,416,381
 Issued as reinvestment of dividends........................                8                478
 Redeemed...................................................         (810,614)        (2,668,284)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (17,644)      $ (1,251,425)
                                                                 ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $  1,061,310       $  1,976,110
 Issued as reinvestment of dividends........................            1,889              7,121
 Redeemed...................................................       (1,062,022)        (2,051,915)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $      1,177       $    (68,684)
                                                                 ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................     $  3,090,108       $  3,772,161
 Issued as reinvestment of dividends........................            1,143              6,449
 Redeemed...................................................       (1,884,804)        (4,106,018)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $  1,206,447       $   (327,408)
                                                                 ============       ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $     39,423       $     29,506
 Issued as reinvestment of dividends........................                2                  7
 Redeemed...................................................          (38,254)           (12,531)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $      1,171       $     16,982
                                                                 ============       ============
MARKET CLASS SHARES:
 Sold.......................................................     $    742,000       $  1,850,400
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................       (1,977,000)        (2,037,400)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $ (1,235,000)      $   (187,000)
                                                                 ============       ============
DAILY CLASS SHARES:
 Sold.......................................................     $      3,642       $      7,101
 Issued as reinvestment of dividends........................               10                 45
 Redeemed...................................................           (4,017)            (6,891)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $       (365)      $        255
                                                                 ============       ============
SERVICE CLASS SHARES:
 Sold.......................................................     $    162,527       $  5,581,515
 Issued as reinvestment of dividends........................               14                 16
 Redeemed...................................................         (277,884)        (5,601,841)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (115,343)      $    (20,310)
                                                                 ============       ============
INVESTOR B SHARES:
 Sold.......................................................     $      1,288       $     15,607
 Issued as reinvestment of dividends........................               16                 55
 Redeemed...................................................           (4,309)            (9,558)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     (3,005)      $      6,104
                                                                 ============       ============
INVESTOR C SHARES:
 Sold.......................................................     $        489       $      1,864
 Issued as reinvestment of dividends........................                1                  5
 Redeemed...................................................             (699)            (1,205)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $       (209)      $        664
                                                                 ============       ============
 Total net increase/(decrease)..............................     $ (1,515,227)      $ (2,637,371)
                                                                 ============       ============

---------------

 *
 Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Money Market Funds

  SCHEDULES OF CAPITAL STOCK ACTIVITY* (CONTINUED)


                                                                      TREASURY RESERVES
                                                               SIX MONTHS ENDED      YEAR ENDED
                                                              SEPTEMBER 30, 2003     MARCH 31,
                                                                 (UNAUDITED)            2003
                                                              ----------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 18,866,870       $ 31,537,623
 Issued as reinvestment of dividends........................            9,489             26,421
 Redeemed...................................................      (19,592,398)       (32,718,545)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (716,039)      $ (1,154,501)
                                                                 ============       ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $  2,065,391       $  1,709,731
 Issued as reinvestment of dividends........................            2,806              6,454
 Redeemed...................................................       (1,670,517)        (1,560,738)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    397,680       $    155,447
                                                                 ============       ============
TRUST CLASS SHARES:
 Sold.......................................................     $    407,691       $  1,462,563
 Issued in exchange for Primary A Shares of Nations Treasury
   Fund (Note 8)***.........................................               --            506,390
 Issued as reinvestment of dividends........................               33                 82
 Redeemed...................................................         (516,590)        (1,459,774)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (108,866)      $    509,261
                                                                 ============       ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $    773,260       $  1,500,282
 Issued as reinvestment of dividends........................            1,460              4,864
 Redeemed...................................................         (740,741)        (1,490,341)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $     33,979       $     14,805
                                                                 ============       ============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 10,840,612       $ 16,456,806
 Issued as reinvestment of dividends........................            2,268              9,681
 Redeemed...................................................       (9,253,173)       (16,311,937)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $  1,589,707       $    154,550
                                                                 ============       ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $    508,917       $  1,454,424
 Issued in exchange for Investor B Shares of Nations
   Treasury Fund (Note 8)***................................               --             75,202
 Issued in exchange for Investor C Shares of Nations
   Treasury Fund (Note 8)***................................               --                118
 Issued as reinvestment of dividends........................            1,598              6,591
 Redeemed...................................................         (572,122)        (1,552,003)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (61,607)      $    (15,668)
                                                                 ============       ============
MARKET CLASS SHARES:
 Sold.......................................................     $  1,332,000       $  2,384,500
 Issued as reinvestment of dividends........................               --                 --
 Redeemed...................................................       (2,667,000)        (2,431,500)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $ (1,335,000)      $    (47,000)
                                                                 ============       ============
DAILY CLASS SHARES:
 Sold.......................................................     $  2,940,188       $  8,224,368
 Issued in exchange for Daily Shares of Nations Treasury
   Fund (Note 8)***.........................................               --             39,993
 Issued as reinvestment of dividends........................              892              4,617
 Redeemed...................................................       (3,663,867)        (8,411,624)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (722,787)      $   (142,646)
                                                                 ============       ============
SERVICE CLASS SHARES:
 Sold.......................................................     $    932,133       $  2,180,565
 Issued as reinvestment of dividends........................               23                120
 Redeemed...................................................       (1,192,117)        (2,218,894)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $   (259,961)      $    (38,209)
                                                                 ============       ============
INVESTOR A SHARES:+
 Sold.......................................................     $  2,540,779       $  5,225,108
 Issued in exchange for Investor A Shares of Nations
   Treasury Fund (Note 8)***................................               --            845,904
 Issued as reinvestment of dividends........................              115                820
 Redeemed...................................................       (2,627,778)        (5,221,109)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $    (86,884)      $    850,723
                                                                 ============       ============
INVESTOR B SHARES:
 Sold.......................................................     $         --       $        604
 Issued as reinvestment of dividends........................                1                  3
 Redeemed...................................................             (128)              (251)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $       (127)      $        356
                                                                 ============       ============
INVESTOR C SHARES:
 Sold.......................................................     $         --       $        103
 Issued as reinvestment of dividends........................               --**               --**
 Redeemed...................................................               (5)               (99)
                                                                 ------------       ------------
 Net increase/(decrease)....................................     $         (5)      $          4
                                                                 ============       ============
 Total net increase/(decrease)..............................     $ (1,269,910)      $    287,122
                                                                 ============       ============

---------------
 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.
 **Amount represents less than $500.
 ***
   Shares issued in connection with the Reorganization on May 10, 2002 for the Trust Class, Investor Class, Daily Class and Investor A Shares were 506,801, 75,430, 40,085 and 846,480, respectively.
 + Treasury Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 82

NATIONS MONEY MARKET FUNDS

                                                                      GOVERNMENT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2003
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 7,304,128         $ 13,322,516
 Issued as reinvestment of dividends........................           6,891               22,903
 Redeemed...................................................      (7,785,661)         (13,391,908)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $  (474,642)        $    (46,489)
                                                                 ===========         ============
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $   846,184         $  1,597,554
 Issued as reinvestment of dividends........................             675                1,552
 Redeemed...................................................        (546,034)          (1,603,845)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   300,825         $     (4,739)
                                                                 ===========         ============
TRUST CLASS SHARES:
 Sold.......................................................     $   231,670         $  1,329,718
 Issued in exchange for Primary A Shares of Nations
   Government Money Market Fund (Note 8)**..................              --              292,051
 Issued as reinvestment of dividends........................               8                   20
 Redeemed...................................................        (239,694)          (1,530,551)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $    (8,016)        $     91,238
                                                                 ===========         ============
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $   496,150         $  1,235,710
 Issued as reinvestment of dividends........................             854                2,035
 Redeemed...................................................        (352,469)          (1,226,484)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   144,535         $     11,261
                                                                 ===========         ============
ADVISER CLASS SHARES:
 Sold.......................................................     $ 2,060,881         $  2,072,426
 Issued as reinvestment of dividends........................           2,439               11,326
 Redeemed...................................................      (1,175,430)          (2,292,220)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   887,890         $   (208,468)
                                                                 ===========         ============
INVESTOR CLASS SHARES:
 Sold.......................................................     $ 1,232,690         $  1,742,920
 Issued in exchange for Investor B Shares of Nations
   Government Money Market Fund (Note 8)**..................              --               26,979
 Issued in exchange for Investor C Shares of Nations
   Government Money Market Fund (Note 8)**..................              --                  495
 Issued as reinvestment of dividends........................           1,926               10,431
 Redeemed...................................................      (1,129,227)          (2,203,843)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   105,389         $   (423,018)
                                                                 ===========         ============
MARKET CLASS SHARES:
 Sold.......................................................     $   603,000         $  1,432,000
 Issued as reinvestment of dividends........................              --                   --
 Redeemed...................................................      (1,105,000)          (1,491,000)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $  (502,000)        $    (59,000)
                                                                 ===========         ============
DAILY CLASS SHARES:
 Sold.......................................................     $   282,653         $    899,509
 Issued in exchange for Daily Shares of Nations Government
   Money Market Fund (Note 8)**.............................              --               22,560
 Issued as reinvestment of dividends........................             615                3,267
 Redeemed...................................................        (313,725)            (929,793)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   (30,457)        $     (4,457)
                                                                 ===========         ============
SERVICE CLASS SHARES:
 Sold.......................................................     $    45,000         $    163,500
 Issued as reinvestment of dividends........................              --                   --
 Redeemed...................................................         (81,000)            (164,000)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $   (36,000)        $       (500)
                                                                 ===========         ============
INVESTOR A SHARES:+
 Sold.......................................................     $    91,620         $     20,481
 Issued in exchange for Investor A Shares of Nations
   Government Money Market Fund (Note 8)**..................              --               12,737
 Issued as reinvestment of dividends........................              40                   64
 Redeemed...................................................         (92,541)             (27,213)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $      (881)        $      6,069
                                                                 ===========         ============
INVESTOR B SHARES:
 Sold.......................................................     $        50         $        325
 Issued as reinvestment of dividends........................               2                    8
 Redeemed...................................................            (686)                (634)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $      (634)        $       (301)
                                                                 ===========         ============
INVESTOR C SHARES:
 Sold.......................................................     $        --         $        535
 Issued as reinvestment of dividends........................              --                    3
 Redeemed...................................................              --               (1,520)
                                                                 -----------         ------------
 Net increase/(decrease)....................................     $        --         $       (982)
                                                                 ===========         ============
 Total net increase/(decrease)..............................     $   386,009         $   (639,386)
                                                                 ===========         ============

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Shares issued in connection with the Reorganization on May 10, 2002 for the Trust Class, Investor Class, Daily Class and Investor A Shares were 292,033, 27,469, 22,559 and 12,732, respectively.

 +Government Reserves' Investor A Shares commenced operations on May 13, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                       MUNICIPAL RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2003
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $ 2,249,795         $ 4,420,622
 Issued as reinvestment of dividends........................           3,994               6,540
 Redeemed...................................................      (2,271,408)         (3,504,057)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (17,619)        $   923,105
                                                                 ===========         ===========
INSTITUTIONAL CLASS SHARES:
 Sold.......................................................     $ 1,324,674         $   773,067
 Issued as reinvestment of dividends........................           1,378                 935
 Redeemed...................................................        (809,980)           (655,234)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   516,072         $   118,768
                                                                 ===========         ===========
TRUST CLASS SHARES:
 Sold.......................................................     $   456,585         $ 1,045,373
 Issued as reinvestment of dividends........................             132                 315
 Redeemed...................................................        (492,936)         (1,031,512)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (36,219)        $    14,176
                                                                 ===========         ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $   431,578         $   470,967
 Issued as reinvestment of dividends........................             470                 741
 Redeemed...................................................        (382,138)           (396,828)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    49,910         $    74,880
                                                                 ===========         ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $   971,004         $   665,358
 Issued as reinvestment of dividends........................             875               2,083
 Redeemed...................................................        (576,426)           (541,131)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   395,453         $   126,310
                                                                 ===========         ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $   234,686         $   259,700
 Issued as reinvestment of dividends........................             305                 931
 Redeemed...................................................        (125,000)           (219,368)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   109,991         $    41,263
                                                                 ===========         ===========
MARKET CLASS SHARES:
 Sold.......................................................     $   568,000         $   825,500
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................        (718,000)           (898,500)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $  (150,000)        $   (73,000)
                                                                 ===========         ===========
DAILY CLASS SHARES:
 Sold.......................................................     $   337,695         $   622,157
 Issued as reinvestment of dividends........................             969               3,827
 Redeemed...................................................        (257,268)           (736,526)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    81,396         $  (110,542)
                                                                 ===========         ===========
SERVICE CLASS SHARES:
 Sold.......................................................     $    17,000         $   140,500
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................         (31,000)           (141,500)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (14,000)        $    (1,000)
                                                                 ===========         ===========
INVESTOR B SHARES:
 Sold.......................................................     $         1         $        49
 Issued as reinvestment of dividends........................              --**                --
 Redeemed...................................................              --                 (61)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $         1         $       (12)
                                                                 ===========         ===========
INVESTOR C SHARES:+
 Sold.......................................................     $        --         $     2,548
 Issued as reinvestment of dividends........................              --**                --
 Redeemed...................................................             (23)               (118)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $       (23)        $     2,430
                                                                 ===========         ===========
 Total net increase/(decrease)..............................     $   934,962         $ 1,116,378
                                                                 ===========         ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +Municipal Reserves' Investor C Shares commenced operations on March 28, 2002, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 84

NATIONS MONEY MARKET FUNDS

                                                                      TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2003
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:+
 Sold.......................................................     $ 1,790,877         $ 2,076,101
 Issued as reinvestment of dividends........................             693                 403
 Redeemed...................................................      (1,508,410)         (1,801,413)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   283,160         $   275,091
                                                                 ===========         ===========
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................     $   181,921         $    82,120
 Issued as reinvestment of dividends........................             145                 187
 Redeemed...................................................        (107,400)            (58,960)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    74,666         $    23,347
                                                                 ===========         ===========
PRIMARY A SHARES (NATIONS TAX EXEMPT FUND):##
 Sold.......................................................     $        --         $   370,249
 Issued as reinvestment of dividends........................              --                  67
 Redeemed...................................................              --          (2,976,349)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $        --         $(2,606,033)
                                                                 ===========         ===========
PRIMARY B SHARES (NATIONS TAX EXEMPT FUND):#
 Sold.......................................................     $        --         $        --**
 Issued as reinvestment of dividends........................              --                  --
 Redeemed...................................................              --              (2,003)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $        --         $    (2,003)
                                                                 ===========         ===========
TRUST CLASS SHARES:
 Sold.......................................................     $   753,583         $ 2,177,356
 Issued in exchange for Primary A Shares of Nations Tax
   Exempt Fund (Note 8).....................................              --           2,447,895
 Issued as reinvestment of dividends........................             129                 336
 Redeemed...................................................      (1,030,831)         (2,214,128)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $  (277,119)        $ 2,411,459
                                                                 ===========         ===========
LIQUIDITY CLASS SHARES:+
 Sold.......................................................     $     7,529         $    10,198
 Issued as reinvestment of dividends........................              13                   6
 Redeemed...................................................          (2,882)             (8,286)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $     4,660         $     1,918
                                                                 ===========         ===========
ADVISER CLASS SHARES:+
 Sold.......................................................     $     9,234         $    28,394
 Issued as reinvestment of dividends........................              26                  48
 Redeemed...................................................         (12,172)            (18,781)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $    (2,912)        $     9,661
                                                                 ===========         ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $    57,253         $   194,049
 Issued in exchange for Primary B Shares of Nations Tax
   Exempt Fund (Note 8).....................................              --                  --**
 Issued in exchange for Investor B Shares of Nations Tax
   Exempt Fund (Note 8).....................................              --             167,580
 Issued in exchange for Investor C Shares of Nations Tax
   Exempt Fund (Note 8).....................................              --                 257
 Issued as reinvestment of dividends........................             279                 970
 Redeemed...................................................        (128,342)           (224,582)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (70,810)        $   138,274
                                                                 ===========         ===========
DAILY CLASS SHARES:
 Sold.......................................................     $    38,034         $   144,428
 Issued as reinvestment of dividends........................              94                 513
 Redeemed...................................................         (50,983)           (176,600)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (12,855)        $   (31,659)
                                                                 ===========         ===========
INVESTOR A SHARES:
 Sold.......................................................     $   246,392         $   309,872
 Issued as reinvestment of dividends........................             232                 713
 Redeemed...................................................        (280,764)           (303,552)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $   (34,140)        $     7,033
                                                                 ===========         ===========
INVESTOR B SHARES (NATIONS TAX EXEMPT FUND):#
 Sold.......................................................     $        --         $    26,712
 Issued as reinvestment of dividends........................              --                 202
 Redeemed...................................................              --            (237,295)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $        --         $  (210,381)
                                                                 ===========         ===========
INVESTOR C SHARES (NATIONS TAX EXEMPT FUND):#
 Sold.......................................................     $        --         $        --
 Issued as reinvestment of dividends........................              --                  --**
 Redeemed...................................................              --                (257)
                                                                 -----------         -----------
 Net increase/(decrease)....................................     $        --         $      (257)
                                                                 ===========         ===========
 Total net increase/(decrease)..............................     $   (35,350)        $    16,450
                                                                 ===========         ===========

---------------

 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +Tax-Exempt Reserves' Capital Class, Institutional Class, Adviser Class and
  Liquidity Class commenced operations on June 13, 2002, June 18, 2002, August 9, 2002 and September 3, 2002, respectively.

 #Primary B, Investor B and Investor C Shares converted to Investor Class Shares on May 10, 2002.

##Primary A Shares converted to Trust Class Shares on May 10, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

                                                                 CALIFORNIA TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2003
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................      $ 223,917           $ 665,516
  Issued as reinvestment of dividends.......................            553               2,018
  Redeemed..................................................       (304,196)           (597,314)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (79,726)          $  70,220
                                                                  =========           =========
INSTITUTIONAL CLASS SHARES:
  Sold......................................................      $  94,468           $  70,198
  Issued as reinvestment of dividends.......................            131                  40
  Redeemed..................................................        (49,173)            (68,701)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $  45,426           $   1,537
                                                                  =========           =========
TRUST CLASS SHARES:
  Sold......................................................      $ 327,012           $ 750,600
  Issued as reinvestment of dividends.......................            163                 397
  Redeemed..................................................       (380,859)           (676,642)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (53,684)          $  74,355
                                                                  =========           =========
LIQUIDITY CLASS SHARES:
  Sold......................................................      $   7,777           $  12,801
  Issued as reinvestment of dividends.......................              9                  25
  Redeemed..................................................         (8,712)            (10,977)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $    (926)          $   1,849
                                                                  =========           =========
ADVISER CLASS SHARES:
  Sold......................................................      $ 389,515           $ 873,100
  Issued as reinvestment of dividends.......................          1,473               3,742
  Redeemed..................................................       (433,008)           (672,981)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (42,020)          $ 203,861
                                                                  =========           =========
INVESTOR CLASS SHARES:
  Sold......................................................      $ 552,771           $ 904,283
  Issued as reinvestment of dividends.......................            849               2,945
  Redeemed..................................................       (556,125)           (787,752)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $  (2,505)          $ 119,476
                                                                  =========           =========
DAILY CLASS SHARES:
  Sold......................................................      $ 398,179           $ 612,748
  Issued as reinvestment of dividends.......................          1,246               4,478
  Redeemed..................................................       (431,778)           (639,110)
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $ (32,353)          $ (21,884)
                                                                  =========           =========
INVESTOR B SHARES:
  Sold......................................................      $      --           $       7
  Issued as reinvestment of dividends.......................             --**                --**
  Redeemed..................................................             --                  --**
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $      --**         $       7
                                                                  =========           =========
INVESTOR C SHARES:+
  Sold......................................................      $     225           $      --
  Issued as reinvestment of dividends.......................             --**                --
  Redeemed..................................................             (8)                 --
                                                                  ---------           ---------
  Net increase/(decrease)...................................      $     217           $      --
                                                                  =========           =========
  Total net increase/(decrease).............................      $(165,571)          $ 449,421
                                                                  =========           =========

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +California Tax-Exempt Reserves' Investor C Shares commenced operations on
  August 1, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 86

NATIONS MONEY MARKET FUNDS

                                                                  NEW YORK TAX-EXEMPT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003      YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 2003
                                                              ------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................      $   5,045           $  23,193
 Issued as reinvestment of dividends........................             31                 247
 Redeemed...................................................        (13,137)            (33,972)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $  (8,061)          $ (10,532)
                                                                  =========           =========
INSTITUTIONAL CLASS SHARES:+
 Sold.......................................................      $  72,108           $      --
 Issued as reinvestment of dividends........................             44                  --**
 Redeemed...................................................        (26,994)                 (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $  45,158           $      (1)
                                                                  =========           =========
TRUST CLASS SHARES:
 Sold.......................................................      $  18,536           $  91,549
 Issued as reinvestment of dividends........................             --                  (1)
 Redeemed...................................................        (26,479)            (75,356)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $  (7,943)          $  16,192
                                                                  =========           =========
LIQUIDITY CLASS SHARES:
 Sold.......................................................      $      --           $      --
 Issued as reinvestment of dividends........................             --                  --**
 Redeemed...................................................             --                  (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $      --           $      (1)
                                                                  =========           =========
ADVISER CLASS SHARES:+
 Sold.......................................................      $   6,271           $      --
 Issued as reinvestment of dividends........................              8                  --**
 Redeemed...................................................         (6,279)                 (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $      --           $      (1)
                                                                  =========           =========
INVESTOR CLASS SHARES:
 Sold.......................................................      $      --           $      --
 Issued as reinvestment of dividends........................             --                  --
 Redeemed...................................................             --                  (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $      --           $      (1)
                                                                  =========           =========
MARKET CLASS SHARES:+
 Sold.......................................................      $  23,977           $      --
 Issued as reinvestment of dividends........................              7                  --**
 Redeemed...................................................         (4,333)                 (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $  19,651           $      (1)
                                                                  =========           =========
DAILY CLASS SHARES:
 Sold.......................................................      $      --           $      --
 Issued as reinvestment of dividends........................             --                  --**
 Redeemed...................................................             --                  (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $      --           $      (1)
                                                                  =========           =========
SERVICE CLASS SHARES:
 Sold.......................................................      $      --           $      --
 Issued as reinvestment of dividends........................             --                  --**
 Redeemed...................................................             --                  (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $      --           $      (1)
                                                                  =========           =========
INVESTOR B SHARES:
 Sold.......................................................      $      --           $      --
 Issued as reinvestment of dividends........................             --                  --**
 Redeemed...................................................             --                  (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $      --           $      (1)
                                                                  =========           =========
INVESTOR C SHARES:
 Sold.......................................................      $      --           $      --
 Issued as reinvestment of dividends........................             --                  --**
 Redeemed...................................................             --                  (1)
                                                                  ---------           ---------
 Net increase/(decrease)....................................      $      --           $      (1)
                                                                  =========           =========
 Total net increase/(decrease)..............................      $  48,805           $   5,651
                                                                  =========           =========

---------------
 *Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 **
  Amount represents less than 500 shares and/or $500, as applicable.

 +New York Tax-Exempt Reserves' Adviser Class, Institutional Class and Market
  Class Shares re-commenced operations on April 14, 2003, August 25, 2003 and August 25, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.

                                                                   NET ASSET                   DIVIDENDS
                                                                     VALUE          NET         FROM NET
                                                                   BEGINNING    INVESTMENT     INVESTMENT
                                                                   OF PERIOD   INCOME/(LOSS)     INCOME
                                                                   --------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0053       $(0.0053)
Year ended 3/31/2003........................................          1.00         0.0161        (0.0161)
Year ended 3/31/2002........................................          1.00         0.0320        (0.0320)
Year ended 3/31/2001........................................          1.00         0.0628        (0.0628)
Year ended 3/31/2000........................................          1.00         0.0532        (0.0532)
Period ended 3/31/1999*.....................................          1.00         0.0484        (0.0484)
Year ended 4/30/1998........................................          1.00         0.0554        (0.0554)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0051       $(0.0051)
Year ended 3/31/2003........................................          1.00         0.0158        (0.0158)
Year ended 3/31/2002........................................          1.00         0.0316        (0.0316)
Period ended 3/31/2001**....................................          1.00         0.0192        (0.0192)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0048       $(0.0048)
Year ended 3/31/2003........................................          1.00         0.0151        (0.0151)
Year ended 3/31/2002........................................          1.00         0.0310        (0.0310)
Year ended 3/31/2001........................................          1.00         0.0618        (0.0618)
Period ended 3/31/2000**....................................          1.00         0.0463        (0.0463)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0046       $(0.0046)
Year ended 3/31/2003........................................          1.00         0.0146        (0.0146)
Year ended 3/31/2002........................................          1.00         0.0305        (0.0305)
Year ended 3/31/2001........................................          1.00         0.0613        (0.0613)
Year ended 3/31/2000........................................          1.00         0.0517        (0.0517)
Period ended 3/31/1999*.....................................          1.00         0.0470        (0.0470)
Year ended 4/30/1998........................................          1.00         0.0539        (0.0539)
ADVISER CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0041       $(0.0041)
Year ended 3/31/2003........................................          1.00         0.0136        (0.0136)
Year ended 3/31/2002........................................          1.00         0.0295        (0.0295)
Year ended 3/31/2001........................................          1.00         0.0603        (0.0603)
Year ended 3/31/2000........................................          1.00         0.0507        (0.0507)
Period ended 3/31/1999*.....................................          1.00         0.0461        (0.0461)
Year ended 4/30/1998........................................          1.00         0.0529        (0.0529)
INVESTOR CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0036       $(0.0036)
Year ended 3/31/2003........................................          1.00         0.0126        (0.0126)
Year ended 3/31/2002........................................          1.00         0.0285        (0.0285)
Year ended 3/31/2001........................................          1.00         0.0593        (0.0593)
Period ended 3/31/2000**....................................          1.00         0.0484        (0.0484)
MARKET CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0031       $(0.0031)
Year ended 3/31/2003........................................          1.00         0.0116        (0.0116)
Year ended 3/31/2002........................................          1.00         0.0275        (0.0275)
Year ended 3/31/2001........................................          1.00         0.0583        (0.0583)
Year ended 3/31/2000........................................          1.00         0.0487        (0.0487)
Period ended 3/31/1999*.....................................          1.00         0.0447        (0.0447)
Year ended 4/30/1998........................................          1.00         0.0519        (0.0519)
DAILY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0023       $(0.0023)
Year ended 3/31/2003........................................          1.00         0.0102        (0.0102)
Year ended 3/31/2002........................................          1.00         0.0260        (0.0260)
Year ended 3/31/2001........................................          1.00         0.0568        (0.0568)
Period ended 3/31/2000**....................................          1.00         0.0459        (0.0459)
SERVICE CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0061        (0.0061)
Year ended 3/31/2002........................................          1.00         0.0220        (0.0220)
Year ended 3/31/2001........................................          1.00         0.0528        (0.0528)
Period ended 3/31/2000**....................................          1.00         0.0404        (0.0404)
INVESTOR A SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0031       $(0.0031)
Period ended 3/31/2003**+++.................................          1.00         0.0117        (0.0117)
INVESTOR B SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0053        (0.0053)
Year ended 3/31/2002........................................          1.00         0.0210        (0.0210)
Year ended 3/31/2001........................................          1.00         0.0518        (0.0518)
Period ended 3/31/2000**....................................          1.00         0.0225        (0.0225)
INVESTOR C SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0053        (0.0053)
Year ended 3/31/2002........................................          1.00         0.0210        (0.0210)
Year ended 3/31/2001........................................          1.00         0.0518        (0.0518)
Period ended 3/31/2000**....................................          1.00         0.0223        (0.0223)
MARSICO SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0031       $(0.0031)
Period ended 3/31/2003**+++.................................          1.00         0.0127        (0.0127)

---------------
 + Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++The total returns for the period ended March 31, 2003 reflects the historical return information for the Nations Prime Fund Investor A Shares and Marsico Shares, which were reorganized into Nations Cash Reserves Investor A Shares and Marsico Shares on May 10, 2002.
 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 **Cash Reserves Institutional Class, Trust Class, Investor Class, Daily Class,
   Service Class, Investor A, Investor B, Investor C Shares and Marsico Shares commenced operations on November 30, 2000, May 17, 1999, April 12, 1999, April 12, 1999, April 28, 1999, May 13, 2002, October 4, 1999, October 5,
   1999 and May 13, 2002, respectively.
 (a)
   The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)
   The effect of interest expense on the operating expense ratio was less than 0.01%.
 (c)
   The Reimbursement from Investment Adviser (see note 9) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 88

NATIONS MONEY MARKET FUNDS

                                                                                WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                ----------------
                                               RATIO OF          RATIO OF           RATIO OF
  NET ASSET                 NET ASSETS        OPERATING       NET INVESTMENT       OPERATING
    VALUE                     END OF         EXPENSES TO     INCOME/(LOSS) TO     EXPENSES TO
   END OF        TOTAL        PERIOD         AVERAGE NET       AVERAGE NET        AVERAGE NET
   PERIOD       RETURN++       (000)            ASSETS            ASSETS             ASSETS
------------------------------------------------------------------------------------------------

    $1.00         0.53%     $26,447,787        0.20%+(a)(c)        1.06%+             0.27%+(a)
     1.00         1.63       33,084,072          0.20(a)(b)        1.62%              0.26(a)
     1.00         3.25       39,231,604          0.20(a)(b)        2.92               0.27(a)
     1.00         6.46       20,037,526          0.20(a)           6.22               0.27(a)
     1.00         5.46        8,642,609          0.20(a)(b)        5.37               0.29(a)
     1.00         4.95        4,379,430          0.20+(a)          5.24+              0.43+(a)
     1.00         5.70        3,051,559          0.20(b)           5.54               0.44

    $1.00         0.51%     $ 4,986,943        0.24%+(a)(c)        1.02%+             0.31%+(a)
     1.00         1.59        4,541,350          0.24(a)(b)        1.58               0.30(a)
     1.00         3.21        3,257,737          0.24(a)(b)        2.88               0.31(a)
     1.00         1.90          651,116          0.24+(a)          6.18+              0.31+(a)

    $1.00         0.48%     $ 4,291,294        0.30%+(a)(c)        0.96%+             0.37%+(a)
     1.00         1.53        5,005,841          0.30(a)(b)        1.52               0.36(a)
     1.00         3.14        2,686,258          0.30(a)(b)        2.82               0.37(a)
     1.00         6.36        2,676,204          0.30(a)           6.12               0.37(a)
     1.00         4.72        1,719,142         0.30+(a)(b)        5.27+              0.39+(a)

    $1.00         0.46%     $ 1,456,483        0.35%+(a)(c)        0.91%+             1.12%+(a)
     1.00         1.47        1,572,140          0.35(a)(b)        1.47               1.11(a)
     1.00         3.09        1,742,687          0.35(a)(b)        2.77               1.12(a)
     1.00         6.30        1,476,883          0.35(a)           6.07               1.12(a)
     1.00         5.30        1,396,969          0.35(a)(b)        5.22               1.14(a)
     1.00         4.80        1,423,382          0.35+(a)          5.09+              1.28+(a)
     1.00         5.53        1,107,869          0.35(b)           5.39               1.29

    $1.00         0.41%     $11,899,324        0.45%+(a)(c)        0.81%+             0.52%+(a)
     1.00         1.37        6,834,801          0.45(a)(b)        1.37               0.51(a)
     1.00         2.99        7,873,470          0.45(a)(b)        2.67               0.52(a)
     1.00         6.20        5,939,163          0.45(a)           5.97               0.52(a)
     1.00         5.19        4,780,346          0.45(a)(b)        5.12               0.54(a)
     1.00         4.71          870,170          0.45+(a)          4.99+              0.68+(a)
     1.00         5.43          672,417          0.45(b)           5.29               0.69

    $1.00         0.36%     $ 3,093,899        0.55%+(a)(c)        0.71%+             0.62%+(a)
     1.00         1.27        3,621,418          0.55(a)(b)        1.27               0.61(a)
     1.00         2.89        4,966,158          0.55(a)(b)        2.57               0.62(a)
     1.00         6.09        7,585,825          0.55(a)           5.87               0.62(a)
     1.00         4.94        7,068,117         0.55+(a)(b)        5.02+              0.64+(a)

    $1.00         0.31%     $       186        0.65%+(a)(c)        0.61%+             0.72%+(a)
     1.00         1.17        3,774,034          0.65(a)(b)        1.17               0.71(a)
     1.00         2.78        3,844,641          0.65(a)(b)        2.47               0.72(a)
     1.00         5.99        3,342,882          0.65(a)           5.77               0.72(a)
     1.00         4.98        2,779,002          0.65(a)(b)        4.92               0.74(a)
     1.00         4.56        1,486,502          0.61+(a)          4.83+              0.88+(a)
     1.00         5.33          649,503          0.55(b)           5.19               0.89

    $1.00         0.23%     $ 9,379,922        0.80%+(a)(c)        0.46%+             0.87%+(a)
     1.00         1.02       11,635,944          0.80(a)(b)        1.02               0.86(a)
     1.00         2.63       14,018,697          0.80(a)(b)        2.32               0.87(a)
     1.00         5.83       14,589,888          0.80(a)           5.62               0.87(a)
     1.00         4.69        9,753,000         0.80+(a)(b)        4.77+              0.89+(a)

    $1.00         0.13%     $    83,249        1.01%+(a)(c)        0.25%+             1.27%+(a)
     1.00         0.62          761,802          1.20(a)(b)        0.62               1.26(a)
     1.00         2.22        1,037,281          1.20(a)(b)        1.92               1.27(a)
     1.00         5.41          913,512          1.20(a)           5.22               1.27(a)
     1.00         4.11          512,318         1.20+(a)(b)        4.37+              1.29+(a)

    $1.00         0.31%     $   346,145        0.65%+(a)(c)        0.61%+             0.72%+(a)
     1.00         1.18          378,382         0.65+(a)(b)        1.17+              0.71+(a)

    $1.00         0.13%     $    41,865        1.02%+(a)(c)        0.24%+             1.37%+(a)
     1.00         0.54           54,493          1.28(a)(b)        0.54               1.36(a)
     1.00         2.12           37,408          1.30(a)(b)        1.82               1.37(a)
     1.00         5.30           27,360          1.30(a)           5.12               1.37(a)
     1.00         2.28            8,828         1.30+(a)(b)        4.27+              1.39+(a)

    $1.00         0.13%     $     3,392        1.03%+(a)(c)        0.23%+             1.37%+(a)
     1.00         0.54            4,811          1.28(a)(b)        0.54               1.36(a)
     1.00         2.12            1,357          1.30(a)(b)        1.82               1.37(a)
     1.00         5.30            1,717          1.30(a)           5.12               1.37(a)
     1.00         2.25              345         1.30+(a)(b)        4.27+              1.39+(a)

    $1.00         0.36%     $    16,584        0.55%+(a)(c)        0.71%+             0.62%+(a)
     1.00         1.28           20,755         0.55+(a)(b)        1.27+              0.61+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                   NET ASSET                   DIVIDENDS
                                                                     VALUE          NET         FROM NET
                                                                   BEGINNING    INVESTMENT     INVESTMENT
                                                                   OF PERIOD   INCOME/(LOSS)     INCOME
                                                                   --------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0052       $(0.0052)
Year ended 3/31/2003........................................          1.00         0.0155        (0.0155)
Year ended 3/31/2002........................................          1.00         0.0311        (0.0311)
Year ended 3/31/2001........................................          1.00         0.0625        (0.0625)
Year ended 3/31/2000........................................          1.00         0.0535        (0.0535)
Period ended 3/31/1999*,**..................................          1.00         0.0438        (0.0438)
Period ended 5/15/1998......................................          1.00         0.0252        (0.0252)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0050       $(0.0050)
Year ended 3/31/2003........................................          1.00         0.0151        (0.0151)
Year ended 3/31/2002........................................          1.00         0.0307        (0.0307)
Period ended 3/31/2001***...................................          1.00         0.0221        (0.0221)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0047       $(0.0047)
Year ended 3/31/2003........................................          1.00         0.0145        (0.0145)
Year ended 3/31/2002........................................          1.00         0.0301        (0.0301)
Year ended 3/31/2001........................................          1.00         0.0615        (0.0615)
Period ended 3/31/2000***...................................          1.00         0.0016        (0.0016)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0044       $(0.0044)
Year ended 3/31/2003........................................          1.00         0.0139        (0.0139)
Year ended 3/31/2002........................................          1.00         0.0296        (0.0296)
Year ended 3/31/2001........................................          1.00         0.0610        (0.0610)
Year ended 3/31/2000........................................          1.00         0.0520        (0.0520)
Period ended 3/31/1999*,***.................................          1.00         0.0281        (0.0281)
ADVISER CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0039       $(0.0039)
Year ended 3/31/2003........................................          1.00         0.0129        (0.0129)
Year ended 3/31/2002........................................          1.00         0.0286        (0.0286)
Year ended 3/31/2001........................................          1.00         0.0600        (0.0600)
Year ended 3/31/2000........................................          1.00         0.0548        (0.0548)
Period ended 3/31/1999*,***.................................          1.00         0.0344        (0.0344)
INVESTOR CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0034       $(0.0034)
Year ended 3/31/2003........................................          1.00         0.0119        (0.0119)
Year ended 3/31/2002........................................          1.00         0.0276        (0.0276)
Year ended 3/31/2001........................................          1.00         0.0501        (0.0501)
Period ended 3/31/2000***...................................          1.00         0.0043        (0.0043)
MARKET CLASS SHARES
Period ended 9/25/2003 (unaudited)****......................         $1.00        $0.0028       $(0.0028)
Year ended 3/31/2003........................................          1.00         0.0109        (0.0109)
Year ended 3/31/2002........................................          1.00         0.0266        (0.0266)
Year ended 3/31/2001........................................          1.00         0.0580        (0.0580)
Year ended 3/31/2000........................................          1.00         0.0490        (0.0490)
Period ended 3/31/1999*,***.................................          1.00         0.0214        (0.0214)
DAILY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0022       $(0.0022)
Year ended 3/31/2003........................................          1.00         0.0095        (0.0095)
Year ended 3/31/2002........................................          1.00         0.0251        (0.0251)
Year ended 3/31/2001........................................          1.00         0.0565        (0.0565)
Period ended 3/31/2000***...................................          1.00         0.0346        (0.0346)
SERVICE CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0056        (0.0056)
Year ended 3/31/2002........................................          1.00         0.0211        (0.0211)
Year ended 3/31/2001........................................          1.00         0.0525        (0.0525)
Period ended 3/31/2000***...................................          1.00         0.0386        (0.0386)
INVESTOR B SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0049        (0.0049)
Year ended 3/31/2002........................................          1.00         0.0201        (0.0201)
Year ended 3/31/2001........................................          1.00         0.0515        (0.0515)
Period ended 3/31/2000***...................................          1.00         0.0227        (0.0227)
INVESTOR C SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0049        (0.0049)
Year ended 3/31/2002........................................          1.00         0.0201        (0.0201)
Year ended 3/31/2001........................................          1.00         0.0208        (0.0208)
Period ended 3/31/2000***...................................          1.00         0.0112        (0.0112)

---------------
  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.
 ***Money Market Reserves Institutional Class, Trust Class, Liquidity Class,
    Adviser Class, Investor Class, Market Class, Daily Class, Service Class, Investor B and Investor C Shares commenced operations on November 17, 2000, March 22, 2000, August 7, 1998, July 2, 1998, March 3, 2000, October 9,
    1998, July 21, 1999, May 18, 1999, October 5, 1999 and January 6, 2000,
    respectively.
 ****
    Money Market Reserves Market Class Shares were fully redeemed on September 25, 2003.
  # Amount represents less than $500.
 (a)The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.
 (b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 90

NATIONS MONEY MARKET FUNDS

                                                                                WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                ----------------
                                               RATIO OF          RATIO OF           RATIO OF
  NET ASSET                 NET ASSETS        OPERATING       NET INVESTMENT       OPERATING
    VALUE                     END OF         EXPENSES TO     INCOME/(LOSS) TO     EXPENSES TO
   END OF        TOTAL        PERIOD         AVERAGE NET       AVERAGE NET        AVERAGE NET
   PERIOD       RETURN++       (000)            ASSETS            ASSETS             ASSETS
------------------------------------------------------------------------------------------------

    $1.00         0.52%     $ 8,601,593          0.20%+(a)         1.03%+             0.27%+(a)
     1.00         1.56       10,092,837          0.20(a)(b)        1.54               0.26(a)
     1.00         3.16       11,084,336          0.20(a)           2.85               0.28(a)
     1.00         6.43        6,103,253          0.20(a)(b)        6.19               0.27(a)
     1.00         5.48        4,064,349          0.20(a)(b)        5.64               0.33(a)
     1.00         4.47          595,482          0.20+(a)          4.87+              0.46+(a)
     1.00         2.55          118,880          0.20+             5.54+              0.27+

    $1.00         0.50%     $   860,012          0.24%+(a)         0.99%+             0.31%+(a)
     1.00         1.52          721,023          0.24(a)(b)        1.50               0.30(a)
     1.00         3.12          535,650          0.24(a)           2.81               0.32(a)
     1.00         2.23          574,968         0.24+(a)(b)        6.15+              0.31+(a)

    $1.00         0.47%     $    42,699          0.30%+(a)         0.93%+             0.37%+(a)
     1.00         1.46           60,342          0.30(a)(b)        1.44               0.36(a)
     1.00         3.05        1,311,771          0.30(a)           2.75               0.38(a)
     1.00         6.33           67,422          0.30(a)(b)        6.09               0.37(a)
     1.00         0.16               38         0.30+(a)(b)        5.54+              0.43+(a)

    $1.00         0.44%     $   498,517          0.35%+(a)         0.88%+             1.12%+(a)
     1.00         1.41          497,339          0.35(a)(b)        1.39               1.11(a)
     1.00         3.00          566,000          0.35(a)           2.70               1.13(a)
     1.00         6.27        1,085,231          0.35(a)(b)        6.04               1.12(a)
     1.00         5.32          946,156          0.35(a)(b)        5.49               1.18(a)
     1.00         2.87            1,078          0.35+(a)          4.72+              1.31+(a)

    $1.00         0.39%     $ 1,846,811          0.45%+(a)         0.78%+             0.52%+(a)
     1.00         1.31          640,364          0.45(a)(b)        1.29               0.51(a)
     1.00         2.90          967,747          0.45(a)           2.60               0.53(a)
     1.00         6.17          622,177          0.45(a)(b)        5.94               0.52(a)
     1.00         5.62          553,728          0.45(a)(b)        5.39               0.58(a)
     1.00         3.46            6,377          0.45+(a)          4.62+              0.71+(a)

    $1.00         0.34%     $    62,324          0.55%+(a)         0.68%+             0.62%+(a)
     1.00         1.21           61,153          0.55(a)(b)        1.19               0.61(a)
     1.00         2.80           44,170          0.55(a)           2.50               0.63(a)
     1.00         5.12           90,380          0.55(a)(b)        5.84               0.62(a)
     1.00         0.43                1         0.55+(a)(b)        5.29+              0.68+(a)

    $1.00         0.28%     $        --#         0.65%+(a)         0.58%+             0.72%+(a)
     1.00         1.11        1,235,160          0.65(a)(b)        1.09               0.71(a)
     1.00         2.69        1,422,125          0.65(a)           2.40               0.73(a)
     1.00         5.96        1,292,998          0.65(a)(b)        5.74               0.72(a)
     1.00         5.01        1,021,002          0.65(a)(b)        5.19               0.78(a)
     1.00         2.14          873,993          0.65+(a)          4.42+              0.91+(a)

    $1.00         0.22%     $     4,391          0.80%+(a)         0.43%+             0.87%+(a)
     1.00         0.95            4,756          0.80(a)(b)        0.94               0.86(a)
     1.00         2.54            4,501          0.80(a)           2.25               0.88(a)
     1.00         5.80            7,561          0.80(a)(b)        5.59               0.87(a)
     1.00         3.51            4,525         0.80+(a)(b)        5.04+              0.93+(a)

    $1.00         0.13%     $     3,346          0.98%+(a)         0.25%+             1.27%+(a)
     1.00         0.56          118,713          1.19(a)(b)        0.55               1.26(a)
     1.00         2.13          139,024          1.20(a)           1.85               1.28(a)
     1.00         5.38          203,160          1.20(a)(b)        5.19               1.27(a)
     1.00         3.93           80,500         1.20+(a)(b)        4.64+              1.33+(a)

    $1.00         0.13%     $    12,506          0.99%+(a)         0.24%+             1.37%+(a)
     1.00         0.49           15,512          1.26(a)(b)        0.48               1.36(a)
     1.00         2.03            9,407          1.30(a)           1.75               1.38(a)
     1.00         5.27            6,907          1.30(a)(b)        5.09               1.37(a)
     1.00         2.29            1,940         1.30+(a)(b)        4.54+              1.43+(a)

    $1.00         0.13%     $       863          0.99%+(a)         0.24%+             1.37%+(a)
     1.00         0.49            1,072          1.27(a)(b)        0.47               1.36(a)
     1.00         2.03              408          1.30(a)           1.75               1.38(a)
     1.00         2.08              340          1.30(a)(b)        5.09               1.37(a)
     1.00         1.12               19         1.30+(a)(b)        4.54+              1.43+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                   NET ASSET                   DIVIDENDS
                                                                     VALUE          NET         FROM NET
                                                                   BEGINNING    INVESTMENT     INVESTMENT
                                                                   OF PERIOD   INCOME/(LOSS)     INCOME
                                                                   --------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0050       $(0.0050)
Year ended 3/31/2003........................................          1.00         0.0150        (0.0150)
Year ended 3/31/2002........................................          1.00         0.0302        (0.0302)
Year ended 3/31/2001........................................          1.00         0.0603        (0.0603)
Year ended 3/31/2000........................................          1.00         0.0504        (0.0504)
Period ended 3/31/1999*.....................................          1.00         0.0462        (0.0462)
Year ended 4/30/1998........................................          1.00         0.0541        (0.0541)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0048       $(0.0048)
Year ended 3/31/2003........................................          1.00         0.0146        (0.0146)
Year ended 3/31/2002........................................          1.00         0.0298        (0.0298)
Period ended 3/31/2001**....................................          1.00         0.0206        (0.0206)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0045       $(0.0045)
Year ended 3/31/2003........................................          1.00         0.0140        (0.0140)
Year ended 3/31/2002........................................          1.00         0.0292        (0.0292)
Year ended 3/31/2001........................................          1.00         0.0593        (0.0593)
Period ended 3/31/2000**....................................          1.00         0.0436        (0.0436)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0043       $(0.0043)
Year ended 3/31/2003........................................          1.00         0.0136        (0.0136)
Year ended 3/31/2002........................................          1.00         0.0287        (0.0287)
Year ended 3/31/2001........................................          1.00         0.0588        (0.0588)
Year ended 3/31/2000........................................          1.00         0.0489        (0.0489)
Period ended 3/31/1999*.....................................          1.00         0.0448        (0.0448)
Year ended 4/30/1998........................................          1.00         0.0526        (0.0526)
ADVISER CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0038       $(0.0038)
Year ended 3/31/2003........................................          1.00         0.0126        (0.0126)
Year ended 3/31/2002........................................          1.00         0.0277        (0.0277)
Year ended 3/31/2001........................................          1.00         0.0578        (0.0578)
Year ended 3/31/2000........................................          1.00         0.0479        (0.0479)
Period ended 3/31/1999*.....................................          1.00         0.0439        (0.0439)
Year ended 4/30/1998........................................          1.00         0.0516        (0.0516)
INVESTOR CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0033       $(0.0033)
Year ended 3/31/2003........................................          1.00         0.0116        (0.0116)
Year ended 3/31/2002........................................          1.00         0.0267        (0.0267)
Year ended 3/31/2001........................................          1.00         0.0568        (0.0568)
Period ended 3/31/2000**....................................          1.00         0.0455        (0.0455)
MARKET CLASS SHARES
Period ended 9/25/2003 (unaudited)***.......................         $1.00        $0.0027       $(0.0027)
Year ended 3/31/2003........................................          1.00         0.0106        (0.0106)
Year ended 3/31/2002........................................          1.00         0.0257        (0.0257)
Year ended 3/31/2001........................................          1.00         0.0557        (0.0557)
Year ended 3/31/2000........................................          1.00         0.0459        (0.0459)
Period ended 3/31/1999*.....................................          1.00         0.0423        (0.0423)
Year ended 4/30/1998........................................          1.00         0.0505        (0.0505)
DAILY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0020       $(0.0020)
Year ended 3/31/2003........................................          1.00         0.0090        (0.0090)
Year ended 3/31/2002........................................          1.00         0.0242        (0.0242)
Year ended 3/31/2001........................................          1.00         0.0543        (0.0543)
Period ended 3/31/2000**....................................          1.00         0.0431        (0.0431)
SERVICE CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0051        (0.0051)
Year ended 3/31/2002........................................          1.00         0.0202        (0.0202)
Year ended 3/31/2001........................................          1.00         0.0503        (0.0503)
Period ended 3/31/2000**....................................          1.00         0.0358        (0.0358)
INVESTOR A SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0028       $(0.0028)
Period ended 3/31/2003**+++.................................          1.00         0.0107        (0.0107)
INVESTOR B SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0047        (0.0047)
Year ended 3/31/2002........................................          1.00         0.0192        (0.0192)
Year ended 3/31/2001........................................          1.00         0.0493        (0.0493)
Period ended 3/31/2000**....................................          1.00         0.0192        (0.0192)
INVESTOR C SHARES
Period ended 7/23/2003 (unaudited)***.......................         $1.00        $0.0008       $(0.0008)
Period ended 3/31/2003**....................................          1.00         0.0017        (0.0017)

---------------
 + Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
+++The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Treasury Fund Investor A Shares, which were reorganized into Nations Treasury Reserves Investor A Shares on May 10, 2002.
 * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 **Treasury Reserves Institutional Class, Trust Class, Investor Class, Daily
   Class, Service Class, Investor A Shares, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, May 17, 1999, May 13, 2002, October 15, 1999 and July
   16, 2002, respectively.
 ***
   Treasury Reserves Market Class Shares and Investor C Shares were fully redeemed on September 25, 2003 and July 23, 2003, respectively.
 # Amount represents less than $500.
 (a)
   The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.
 (b)
   The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS MONEY MARKET FUNDS

                                                                                WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                ----------------
                                               RATIO OF          RATIO OF           RATIO OF
  NET ASSET                 NET ASSETS        OPERATING       NET INVESTMENT       OPERATING
    VALUE                     END OF         EXPENSES TO     INCOME/(LOSS) TO     EXPENSES TO
   END OF        TOTAL        PERIOD         AVERAGE NET       AVERAGE NET        AVERAGE NET
   PERIOD       RETURN++       (000)            ASSETS            ASSETS             ASSETS
------------------------------------------------------------------------------------------------

    $1.00         0.50%     $1,844,566           0.20%+(a)         1.00%+             0.27%+(a)
     1.00         1.51%      2,560,626           0.20(a)           1.52               0.26%(a)
     1.00         3.06       3,715,126           0.20(a)           2.81               0.27(a)
     1.00         6.20       1,900,312           0.20(a)(b)        5.99               0.27(a)
     1.00         5.15       1,026,684           0.20(a)(b)        5.06               0.28(a)
     1.00         4.72       1,382,688           0.20+(a)          4.99+              0.45+(a)
     1.00         5.55         246,058           0.20              5.41               0.45

    $1.00         0.48%     $  936,405           0.24%+(a)         0.96%+             0.31%+(a)
     1.00         1.47         538,719           0.24(a)           1.48               0.30%(a)
     1.00         3.02         383,265           0.24(a)           2.77               0.31(a)
     1.00         2.08          29,572          0.24+(a)(b)        5.95+              0.31+(a)

    $1.00         0.45%     $  799,964           0.30%+(a)         0.90%+             0.37%+(a)
     1.00         1.41         908,826           0.30(a)           1.42               0.36%(a)
     1.00         2.96         399,582           0.30(a)           2.71               0.37(a)
     1.00         6.09         315,854           0.30(a)(b)        5.89               0.37(a)
     1.00         4.45         506,339          0.30+(a)(b)        4.96+              0.38+(a)

    $1.00         0.43%     $  418,965           0.35%+(a)         0.85%+             1.17%+(a)
     1.00         1.36         384,984           0.35(a)           1.37               1.16%(a)
     1.00         2.90         370,139           0.35(a)           2.66               1.17(a)
     1.00         6.04         348,850           0.35(a)(b)        5.84               1.17(a)
     1.00         5.00         364,761           0.35(a)(b)        4.91               1.18(a)
     1.00         4.58         304,387           0.35+(a)          4.84+              1.35+(a)
     1.00         5.38         743,410           0.35              5.26               1.35

    $1.00         0.38%     $4,312,997           0.45%+(a)         0.75%+             0.52%+(a)
     1.00         1.26       2,723,279           0.45(a)           1.27               0.51%(a)
     1.00         2.80       2,568,691           0.45(a)           2.56               0.52(a)
     1.00         5.93       1,918,597           0.45(a)(b)        5.74               0.52(a)
     1.00         4.89       1,460,966           0.45(a)(b)        4.81               0.53(a)
     1.00         4.48         344,906           0.45+(a)          4.74+              0.70+(a)
     1.00         5.28         222,760           0.45              5.16               0.70

    $1.00         0.33%     $  611,728           0.55%+(a)         0.65%+             0.62%+(a)
     1.00         1.16         673,332           0.55(a)           1.17               0.61%(a)
     1.00         2.70         688,990           0.55(a)           2.46               0.62(a)
     1.00         5.83         700,202           0.55(a)(b)        5.64               0.62(a)
     1.00         4.65         573,261          0.55+(a)(b)        4.71+              0.63+(a)

    $1.00         0.27%     $       --#          0.65%+(a)         0.55%+             0.72%+(a)
     1.00         1.06       1,334,965           0.65(a)           1.07               0.71%(a)
     1.00         2.60       1,381,945           0.65(a)           2.36               0.72(a)
     1.00         5.72       1,369,949           0.65(a)(b)        5.54               0.72(a)
     1.00         4.68       1,511,932           0.65(a)(b)        4.61               0.73(a)
     1.00         4.31       1,169,932           0.62+(a)          4.57+              0.90+(a)
     1.00         5.18         265,495           0.55              5.06               0.90

    $1.00         0.20%     $  436,262           0.80%+(a)         0.40%+             0.87%+(a)
     1.00         0.91       1,159,050           0.80(a)           0.92               0.86%(a)
     1.00         2.44       1,301,678           0.80(a)           2.21               0.87(a)
     1.00         5.56         981,837           0.80(a)(b)        5.39               0.87(a)
     1.00         4.40         847,775          0.80+(a)(b)        4.46+              0.88+(a)

    $1.00         0.13%     $   32,254           0.95%+(a)         0.25%+             1.27%+(a)
     1.00         0.52         292,215           1.19(a)           0.53               1.26%(a)
     1.00         2.04         330,420           1.20(a)           1.81               1.27(a)
     1.00         5.14         343,240           1.20(a)(b)        4.99               1.27(a)
     1.00         3.63         244,035          1.20+(a)(b)        4.06+              1.28+(a)

    $1.00         0.28%     $  763,852           0.65%+(a)         0.55%+             0.72%+(a)
     1.00         1.07         850,729           0.65+(a)          1.07+              0.71%+(a)

    $1.00         0.13%     $      408           0.97%+(a)         0.23%+             1.37%+(a)
     1.00         0.47             535           1.22(a)           0.50               1.36%(a)
     1.00         1.93             180           1.30(a)           1.71               1.37(a)
     1.00         5.04             237           1.30(a)(b)        4.89               1.37(a)
     1.00         1.94              80          1.30+(a)(b)        3.96+              1.38+(a)

    $1.00         0.08%     $       --#          1.06%+(a)         0.14%+             1.37%+(a)
     1.00         0.15               5           1.26+(a)          0.46+              1.36%+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                   NET ASSET                   DIVIDENDS
                                                                     VALUE          NET         FROM NET
                                                                   BEGINNING    INVESTMENT     INVESTMENT
                                                                   OF PERIOD   INCOME/(LOSS)     INCOME
                                                                   --------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0051       $(0.0051)
Year ended 3/31/2003........................................          1.00         0.0151        (0.0151)
Year ended 3/31/2002........................................          1.00         0.0303        (0.0303)
Year ended 3/31/2001........................................          1.00         0.0615        (0.0615)
Year ended 3/31/2000........................................          1.00         0.0516        (0.0516)
Period ended 3/31/1999*.....................................          1.00         0.0468        (0.0468)
Year ended 4/30/1998........................................          1.00         0.0543        (0.0543)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0049       $(0.0049)
Year ended 3/31/2003........................................          1.00         0.0147        (0.0147)
Year ended 3/31/2002........................................          1.00         0.0299        (0.0299)
Period ended 3/31/2001**....................................          1.00         0.0210        (0.0210)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0046       $(0.0046)
Year ended 3/31/2003........................................          1.00         0.0141        (0.0141)
Year ended 3/31/2002........................................          1.00         0.0293        (0.0293)
Year ended 3/31/2001........................................          1.00         0.0605        (0.0605)
Period ended 3/31/2000**....................................          1.00         0.0448        (0.0448)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0043       $(0.0043)
Year ended 3/31/2003........................................          1.00         0.0136        (0.0136)
Year ended 3/31/2002........................................          1.00         0.0286        (0.0286)
Year ended 3/31/2001........................................          1.00         0.0600        (0.0600)
Year ended 3/31/2000........................................          1.00         0.0501        (0.0501)
Period ended 3/31/1999*.....................................          1.00         0.0454        (0.0454)
Year ended 4/30/1998........................................          1.00         0.0528        (0.0528)
ADVISER CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0038       $(0.0038)
Year ended 3/31/2003........................................          1.00         0.0126        (0.0126)
Year ended 3/31/2002........................................          1.00         0.0278        (0.0278)
Year ended 3/31/2001........................................          1.00         0.0590        (0.0590)
Year ended 3/31/2000........................................          1.00         0.0491        (0.0491)
Period ended 3/31/1999*.....................................          1.00         0.0445        (0.0445)
Year ended 4/30/1998........................................          1.00         0.0518        (0.0518)
INVESTOR CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0033       $(0.0033)
Year ended 3/31/2003........................................          1.00         0.0116        (0.0116)
Year ended 3/31/2002........................................          1.00         0.0268        (0.0268)
Year ended 3/31/2001........................................          1.00         0.0580        (0.0580)
Period ended 3/31/2000**....................................          1.00         0.0467        (0.0467)
MARKET CLASS SHARES
Period ended 9/25/2003 (unaudited)***.......................         $1.00        $0.0028       $(0.0028)
Year ended 3/31/2003........................................          1.00         0.0106        (0.0106)
Year ended 3/31/2002........................................          1.00         0.0258        (0.0258)
Year ended 3/31/2001........................................          1.00         0.0570        (0.0570)
Year ended 3/31/2000........................................          1.00         0.0471        (0.0471)
Period ended 3/31/1999*.....................................          1.00         0.0431        (0.0431)
Year ended 4/30/1998........................................          1.00         0.0508        (0.0508)
DAILY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0021       $(0.0021)
Year ended 3/31/2003........................................          1.00         0.0091        (0.0091)
Year ended 3/31/2002........................................          1.00         0.0243        (0.0243)
Year ended 3/31/2001........................................          1.00         0.0554        (0.0554)
Period ended 3/31/2000**....................................          1.00         0.0443        (0.0443)
SERVICE CLASS SHARES
Period ended 9/25/2003 (unaudited)***.......................         $1.00        $0.0012       $(0.0012)
Year ended 3/31/2003........................................          1.00         0.0052        (0.0052)
Year ended 3/31/2002........................................          1.00         0.0203        (0.0203)
Year ended 3/31/2001........................................          1.00         0.0515        (0.0515)
Period ended 3/31/2000**....................................          1.00         0.0348        (0.0348)
INVESTOR A SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0028       $(0.0028)
Period ended 3/31/2003** +++................................          1.00         0.0108        (0.0108)
INVESTOR B SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0013       $(0.0013)
Year ended 3/31/2003........................................          1.00         0.0045        (0.0045)
Year ended 3/31/2002........................................          1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................          1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................          1.00         0.0185        (0.0185)
INVESTOR C SHARES
Period ended 1/06/2003***...................................         $1.00        $0.0037       $(0.0037)
Year ended 3/31/2002........................................          1.00         0.0193        (0.0193)
Year ended 3/31/2001........................................          1.00         0.0505        (0.0505)
Period ended 3/31/2000**....................................          1.00         0.0126        (0.0126)

---------------
  +Annualized.
 ++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 +++
   The total return for the period ended March 31, 2003 reflects the historical return information for the Nations Government Money Market Fund Investor A Shares, which were reorganized into Nations Government Reserves Investor A Shares on May 10, 2002.
  *Fiscal year end changed to March 31. Prior to this, the fiscal year end was
   April 30.
 **Government Reserves Institutional Class, Trust Class, Investor Class, Daily
   Class, Service Class, Investor A, and Investor B Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, June 8,
   1999, May 13, 2002, and November 2, 1999, respectively.
 ***
   Government Reserves Market Class Shares, Service Class Shares and Investor C Shares were fully redeemed on September 25, 2003, September 25, 2003 and January 6, 2003, respectively.
  #Amount represents less than $500.
 (a)
   The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and / or expense reimbursements, was less than 0.01%.
 (b)
   The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                           RATIO OF       ---------------
                                         RATIO OF            NET             RATIO OF
NET ASSET               NET ASSETS      OPERATING         INVESTMENT         OPERATING
  VALUE                   END OF       EXPENSES TO     INCOME/(LOSS) TO     EXPENSES TO
 END OF       TOTAL       PERIOD       AVERAGE NET       AVERAGE NET          AVERAGE
 PERIOD     RETURN++      (000)           ASSETS            ASSETS          NET ASSETS
-----------------------------------------------------------------------------------------

  $1.00          0.51%  $1,297,549         0.20%+(a)       1.02%+              0.27%+(a)
   1.00          1.52    1,772,133         0.20(a)           1.48              0.27(a)
   1.00          3.07    1,818,554         0.20(a)           2.70              0.28(a)
   1.00          6.32      852,138         0.20(a)(b)        6.06              0.29(a)
   1.00          5.28      381,336         0.20(a)(b)        5.26              0.29(a)
   1.00          4.78      229,561         0.20+(a)         5.05+              0.44+(a)
   1.00          5.57      190,607         0.20              5.43              0.45

  $1.00          0.49%  $  382,638         0.24%+(a)       0.98%+              0.31%+(a)
   1.00          1.48       81,814         0.24(a)           1.44              0.31(a)
   1.00          3.03       86,551         0.24(a)           2.66              0.32(a)
   1.00          2.12      260,087         0.24+(a)         6.02+              0.33+(a)

  $1.00          0.46%  $  372,455         0.30%+(a)       0.92%+              0.37%+(a)
   1.00          1.42      380,478         0.30(a)           1.38              0.37(a)
   1.00          2.97      289,252         0.30(a)           2.60              0.38(a)
   1.00          6.22      222,765         0.30(a)(b)        5.96              0.39(a)
   1.00          4.57      125,504        0.30+(a)(b)       5.16+              0.39+(a)

  $1.00          0.43%  $  320,093         0.35%+(a)       0.87%+              1.12%+(a)
   1.00          1.37      175,562         0.35(a)           1.33              1.12(a)
   1.00          2.91      164,296         0.35(a)           2.55              1.13(a)
   1.00          6.16      468,083         0.35(a)(b)        5.91              1.14(a)
   1.00          5.12      140,328         0.35(a)(b)        5.11              1.14(a)
   1.00          4.63       59,551         0.35+(a)         4.90+              1.29+(a)
   1.00          5.40       32,773         0.35              5.28              1.30

  $1.00          0.38%  $1,474,291         0.45%+(a)       0.77%+              0.52%+(a)
   1.00          1.27      586,412         0.45(a)           1.23              0.52(a)
   1.00          2.81      794,855         0.45(a)           2.45              0.53(a)
   1.00          6.06    1,190,853         0.45(a)(b)        5.81              0.54(a)
   1.00          5.02      477,205         0.45(a)(b)        5.01              0.54(a)
   1.00          4.54       88,836         0.45+(a)         4.80+              0.69+(a)
   1.00          5.30       70,164         0.45              5.18              0.70

  $1.00          0.33%  $  683,926         0.55%+(a)       0.67%+              0.62%+(a)
   1.00          1.17      578,548         0.55(a)           1.13              0.62(a)
   1.00          2.71    1,001,552         0.55(a)           2.35              0.63(a)
   1.00          5.95      331,555         0.55(a)(b)        5.71              0.64(a)
   1.00          4.77      111,741        0.55+(a)(b)       4.91+              0.64+(a)

  $1.00          0.28%  $       --#        0.65%+(a)       0.57%+              0.72%+(a)
   1.00          1.07      502,090         0.65(a)           1.08              0.72(a)
   1.00          2.61      561,082         0.65(a)           2.25              0.73(a)
   1.00          5.85      488,016         0.65(a)(b)        5.61              0.74(a)
   1.00          4.81      370,000         0.65(a)(b)        4.81              0.74(a)
   1.00          4.39      334,000         0.61+(a)         4.64+              0.89+(a)
   1.00          5.20      274,499         0.55              5.08              0.90

  $1.00          0.21%  $  282,374         0.80%+(a)       0.42%+              0.87%+(a)
   1.00          0.92      312,836         0.80(a)           0.88              0.87(a)
   1.00          2.45      317,287         0.80(a)           2.10              0.88(a)
   1.00          5.69      259,937         0.80(a)(b)        5.46              0.89(a)
   1.00          4.52      171,521        0.80+(a)(b)       4.66+              0.89+(a)

  $1.00          0.12%  $       --#        0.97%+(a)       0.25%+              1.27%+(a)
   1.00          0.52       36,006         1.19(a)           0.49              1.27(a)
   1.00          2.05       36,505         1.20(a)           1.70              1.28(a)
   1.00          5.27       26,001         1.20(a)(b)        5.06              1.29(a)
   1.00          3.53       10,000        1.20+(a)(b)       4.26+              1.29+(a)

  $1.00          0.28%  $    5,187         0.65%+(a)       0.57%+              0.72%+(a)
   1.00          1.08        6,069         0.65+(a)         1.03+              0.72+(a)

  $1.00          0.13%  $    1,171         0.98%+(a)       0.24%+              1.37%+(a)
   1.00          0.45        1,804         1.26(a)           0.42              1.37(a)
   1.00          1.94        2,105         1.30(a)           1.60              1.38(a)
   1.00          5.17          990         1.30(a)           4.96              1.39(a)
   1.00          1.86          108        1.30+(a)(b)       4.16+              1.39+(a)

  $1.00          0.37%  $       --#        1.30%+(a)       0.57%+              1.37%+(a)
   1.00          1.95          982         1.30(a)           1.60              1.38(a)
   1.00          5.17          160         1.30(a)(b)        4.96              1.39(a)
   1.00          1.26          746        1.30+(a)(b)       4.16+              1.39+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                   NET ASSET                   DIVIDENDS
                                                                     VALUE          NET         FROM NET
                                                                   BEGINNING    INVESTMENT     INVESTMENT
                                                                   OF PERIOD   INCOME/(LOSS)     INCOME
                                                                   --------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0046       $(0.0046)
Year ended 3/31/2003........................................          1.00         0.0127        (0.0127)
Year ended 3/31/2002........................................          1.00         0.0215        (0.0215)
Year ended 3/31/2001........................................          1.00         0.0392        (0.0392)
Year ended 3/31/2000........................................          1.00         0.0329        (0.0329)
Period ended 3/31/1999*.....................................          1.00         0.0292        (0.0292)
Year ended 4/30/1998........................................          1.00         0.0353        (0.0353)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0044       $(0.0044)
Year ended 3/31/2003........................................          1.00         0.0123        (0.0123)
Year ended 3/31/2002........................................          1.00         0.0163        (0.0163)
Period ended 3/31/2001**....................................          1.00         0.0110        (0.0110)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0041       $(0.0041)
Year ended 3/31/2003........................................          1.00         0.0117        (0.0117)
Year ended 3/31/2002........................................          1.00         0.0205        (0.0205)
Year ended 3/31/2001........................................          1.00         0.0382        (0.0382)
Period ended 3/31/2000**....................................          1.00         0.0280        (0.0280)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0039       $(0.0039)
Year ended 3/31/2003........................................          1.00         0.0113        (0.0113)
Year ended 3/31/2002........................................          1.00         0.0200        (0.0200)
Year ended 3/31/2001........................................          1.00         0.0377        (0.0377)
Year ended 3/31/2000........................................          1.00         0.0314        (0.0314)
Period ended 3/31/1999*.....................................          1.00         0.0278        (0.0278)
Year ended 4/30/1998........................................          1.00         0.0341        (0.0341)
ADVISER CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0034       $(0.0034)
Year ended 3/31/2003........................................          1.00         0.0103        (0.0103)
Year ended 3/31/2002........................................          1.00         0.0190        (0.0190)
Year ended 3/31/2001........................................          1.00         0.0367        (0.0367)
Year ended 3/31/2000........................................          1.00         0.0304        (0.0304)
Period ended 3/31/1999*.....................................          1.00         0.0270        (0.0270)
Year ended 4/30/1998........................................          1.00         0.0332        (0.0332)
INVESTOR CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0029       $(0.0029)
Year ended 3/31/2003........................................          1.00         0.0093        (0.0093)
Year ended 3/31/2002........................................          1.00         0.0180        (0.0180)
Year ended 3/31/2001........................................          1.00         0.0357        (0.0357)
Period ended 3/31/2000**....................................          1.00         0.0287        (0.0287)
MARKET CLASS SHARES
Period ended 9/25/2003 (unaudited)****......................         $1.00        $0.0023       $(0.0023)
Year ended 3/31/2003........................................          1.00         0.0083        (0.0083)
Year ended 3/31/2002........................................          1.00         0.0170        (0.0170)
Year ended 3/31/2001........................................          1.00         0.0347        (0.0347)
Year ended 3/31/2000........................................          1.00         0.0284        (0.0284)
Period ended 3/31/1999*.....................................          1.00         0.0254        (0.0254)
Year ended 4/30/1998........................................          1.00         0.0318        (0.0318)
DAILY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0018       $(0.0018)
Year ended 3/31/2003........................................          1.00         0.0067        (0.0067)
Year ended 3/31/2002........................................          1.00         0.0155        (0.0155)
Year ended 3/31/2001........................................          1.00         0.0332        (0.0332)
Period ended 3/31/2000**....................................          1.00         0.0262        (0.0262)
SERVICE CLASS SHARES
Period ended 9/25/2003 (unaudited)****......................         $1.00        $0.0012       $(0.0012)
Year ended 3/31/2003........................................          1.00         0.0052        (0.0052)
Year ended 3/31/2002........................................          1.00         0.0123        (0.0123)
Year ended 3/31/2001........................................          1.00         0.0292        (0.0292)
Period ended 3/31/2000**....................................          1.00         0.0048        (0.0048)
INVESTOR B SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0012       $(0.0012)
Year ended 3/31/2003........................................          1.00         0.0045        (0.0045)
Year ended 3/31/2002........................................          1.00         0.0113        (0.0113)
Year ended 3/31/2001........................................          1.00         0.0282        (0.0282)
Period ended 3/31/2000**....................................          1.00         0.0062        (0.0062)
INVESTOR C SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0012       $(0.0012)
Year ended 3/31/2003........................................          1.00         0.0044        (0.0044)
Period ended 3/31/2002**....................................          1.00         0.0000#       (0.0000)#

---------------

  + Annualized.
 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
  * Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.
 ** Municipal Reserves Institutional Class, Trust Class, Investor Class, Daily
    Class, Service Class, Investor B Shares and Investor C Shares commenced operations on November 21, 2000, May 17, 1999, April 12, 1999, April 12, 1999, January 21, 2000, December 27, 1999 and March 28, 2002, respectively.
 ****
    Municipal Reserves Market Class Shares and Service Class Shares were fully redeemed on September 25, 2003.
  # Amount represents less than $0.0001 or 0.01%, as applicable.
 ## Amount represents less than $500.
 (b)The effect of interest expense on the operating expense ratio was 0.01%

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MONEY MARKET FUNDS

                                                                    WITHOUT WAIVERS
                                                                    AND/OR EXPENSE
                                                                    REIMBURSEMENTS
                                                     RATIO OF       ---------------
                                     RATIO OF          NET             RATIO OF
NET ASSET              NET ASSETS    OPERATING      INVESTMENT         OPERATING
  VALUE                  END OF     EXPENSES TO  INCOME/(LOSS) TO     EXPENSES TO
 END OF      TOTAL       PERIOD     AVERAGE NET    AVERAGE NET          AVERAGE
 PERIOD     RETURN++     (000)        ASSETS          ASSETS          NET ASSETS
-----------------------------------------------------------------------------------

  $1.00       0.46%    $1,362,081      0.20%+          0.91%+            0.27%+
   1.00       1.28      1,379,684      0.20            1.23              0.28
   1.00       2.18        456,528      0.20            2.03              0.30
   1.00       3.99        145,248      0.20            3.93              0.29
   1.00       3.34        172,693      0.20            3.29              0.30
   1.00       2.96        134,268      0.20+           3.10+             0.48+
   1.00       3.61         74,251      0.20(b)         3.53              0.48

  $1.00       0.44%    $  720,277      0.24%+          0.87%+            0.31%+
   1.00       1.24        204,206      0.24            1.19              0.32
   1.00       1.64         85,432      0.24            1.99              0.34
   1.00       1.10         16,116      0.24+           3.89+             0.33+

  $1.00       0.41%    $  469,685      0.30%+          0.81%+            0.37%+
   1.00       1.18        505,903      0.30            1.13              0.38
   1.00       2.07        491,711      0.30            1.93              0.40
   1.00       3.88        488,191      0.30            3.83              0.39
   1.00       2.83        526,831      0.30+           3.19+             0.40+

  $1.00       0.39%    $  170,546      0.35%+          0.76%+            1.12%+
   1.00       1.13        120,637      0.35            1.08              1.13
   1.00       2.02         45,728      0.35            1.88              1.15
   1.00       3.83         35,569      0.35            3.78              1.14
   1.00       3.18         89,050      0.35            3.14              1.15
   1.00       2.81         68,393      0.35+           2.95+             1.33+
   1.00       3.43         53,074      0.35(b)         3.38              1.33

  $1.00       0.34%    $  680,319      0.45%+          0.66%+            0.52%+
   1.00       1.03        284,866      0.45            0.98              0.53
   1.00       1.92        158,556      0.45            1.78              0.55
   1.00       3.73        129,807      0.45            3.68              0.54
   1.00       3.08         77,511      0.45            3.04              0.55
   1.00       2.73         55,434      0.45+           2.85+             0.73+
   1.00       3.34         29,936      0.45(b)         3.28              0.73

  $1.00       0.29%    $  199,279      0.55%+          0.56%+            0.62%+
   1.00       0.93         89,289      0.55            0.88              0.63
   1.00       1.82         48,022      0.55            1.68              0.65
   1.00       3.63         57,017      0.55            3.58              0.64
   1.00       2.90         64,782      0.55+           2.94+             0.65+

  $1.00       0.23%    $       --##    0.65%+          0.46%+            0.72%+
   1.00       0.83        150,014      0.65            0.78              0.73
   1.00       1.72        223,008      0.65            1.58              0.75
   1.00       3.52        169,001      0.65            3.48              0.74
   1.00       2.87        149,000      0.65            2.84              0.75
   1.00       2.57        146,999      0.61+           2.69+             0.93+
   1.00       3.24         92,000      0.55(b)         3.18              0.93

  $1.00       0.18%    $  608,055      0.77%+          0.34%+            0.87%+
   1.00       0.68        526,658      0.80            0.63              0.88
   1.00       1.56        637,172      0.80            1.43              0.90
   1.00       3.37        554,876      0.80            3.33              0.89
   1.00       2.65        429,644      0.80+           2.69+             0.90+

  $1.00       0.12%    $       --##    0.91%+          0.20%+            1.27%+
   1.00       0.52         14,001      0.96            0.47              1.28
   1.00       1.24         15,001      1.16            1.03              1.30
   1.00       2.96         10,000      1.20            2.93              1.29
   1.00       0.48          1,000      1.20+           2.29+             1.30+

  $1.00       0.12%    $       60      0.89%+          0.22%+            1.37%+
   1.00       0.45             59      1.03            0.40              1.38
   1.00       1.14             71      1.22            0.93              1.40
   1.00       2.86             64      1.30            2.83              1.39
   1.00       0.62             91      1.30+           2.19+             1.40+

  $1.00       0.12%    $    2,502      0.89%+          0.22%+            1.37%+
   1.00       0.45          2,525      1.01            0.42              1.38
   1.00       0.00#            95      1.30+           0.93+             1.40+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                                   NET ASSET                   DIVIDENDS
                                                                     VALUE          NET         FROM NET
                                                                   BEGINNING    INVESTMENT     INVESTMENT
                                                                   OF PERIOD   INCOME/(LOSS)     INCOME
                                                                   --------------------------------------
TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES*
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0045       $(0.0045)
Period ended 3/31/2003......................................          1.00         0.0095        (0.0095)
INSTITUTIONAL CLASS SHARES*
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0043       $(0.0043)
Period ended 3/31/2003......................................          1.00         0.0090        (0.0090)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0040       $(0.0040)
Year ended 3/31/2003........................................          1.00         0.0113        (0.0113)
Year ended 3/31/2002........................................          1.00         0.0204        (0.0204)
Year ended 3/31/2001........................................          1.00         0.0383        (0.0383)
Year ended 3/31/2000........................................          1.00         0.0321        (0.0321)
Year ended 3/31/1999........................................          1.00         0.0312        (0.0312)
LIQUIDITY CLASS SHARES*
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0037       $(0.0037)
Period ended 3/31/2003......................................          1.00         0.0059        (0.0059)
ADVISER CLASS SHARES*
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0032       $(0.0032)
Period ended 3/31/2003......................................          1.00         0.0060        (0.0060)
INVESTOR CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0027       $(0.0027)
Year ended 3/31/2003........................................          1.00         0.0089        (0.0089)
Year ended 3/31/2002........................................          1.00         0.0179        (0.0179)
Year ended 3/31/2001........................................          1.00         0.0358        (0.0358)
Year ended 3/31/2000........................................          1.00         0.0298        (0.0298)
Year ended 3/31/1999........................................          1.00         0.0293        (0.0293)
DAILY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0017       $(0.0017)
Year ended 3/31/2003........................................          1.00         0.0063        (0.0063)
Year ended 3/31/2002........................................          1.00         0.0154        (0.0154)
Year ended 3/31/2001........................................          1.00         0.0333        (0.0333)
Year ended 3/31/2000........................................          1.00         0.0271        (0.0271)
Year ended 3/31/1999........................................          1.00         0.0263        (0.0263)
INVESTOR A SHARES
Six months ended 9/30/2003 (unaudited)......................         $1.00        $0.0022       $(0.0022)
Year ended 3/31/2003........................................          1.00         0.0079        (0.0079)
Year ended 3/31/2002........................................          1.00         0.0169        (0.0169)
Year ended 3/31/2001........................................          1.00         0.0348        (0.0348)
Year ended 3/31/2000........................................          1.00         0.0286        (0.0286)
Year ended 3/31/1999........................................          1.00         0.0278        (0.0278)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * Tax-Exempt Reserves Capital Class, Institutional Class, Liquidity Class and Adviser Class commenced operations on June 13, 2002, June 18, 2002, September 3, 2002 and August 9, 2002, respectively.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS MONEY MARKET FUNDS

                                                                        WITHOUT WAIVERS
                                                                        AND/OR EXPENSE
                                                                        REIMBURSEMENTS
                                                                        ---------------
                                            RATIO OF       RATIO OF        RATIO OF
  NET ASSET                 NET ASSETS      OPERATING   NET INVESTMENT     OPERATING
    VALUE                     END OF       EXPENSES TO  INCOME/(LOSS)     EXPENSES TO
   END OF        TOTAL        PERIOD       AVERAGE NET  TO AVERAGE NET      AVERAGE
   PERIOD       RETURN++       (000)         ASSETS         ASSETS        NET ASSETS
---------------------------------------------------------------------------------------

    $1.00         0.45%     $  558,255        0.20%+        0.86%+           0.28%+
     1.00         0.96         275,095        0.20+         1.13+            0.28+

    $1.00         0.43%     $   98,014        0.24%+        0.82%+           0.32%+
     1.00         0.91          23,348        0.24+         1.09             0.32+

    $1.00         0.40%     $2,134,393        0.30%+        0.76%+           0.38%+
     1.00         1.14       2,411,508        0.30          1.03             0.38
     1.00         2.06       2,606,052        0.30          2.00             0.33
     1.00         3.89       2,383,067        0.30          3.80             0.33
     1.00         3.26       2,037,742        0.30          3.20             0.42
     1.00         3.17       2,132,148        0.30(b)       3.11             0.55(b)

    $1.00         0.37%     $    6,578        0.35%+        0.71%+           1.13%+
     1.00         0.59           1,918        0.35+         0.98+            1.13+

    $1.00         0.32%     $    6,749        0.45%+        0.61%+           0.53%+
     1.00         0.60           9,661        0.45+         0.88+            0.53+

    $1.00         0.27%     $   67,475        0.55%+        0.51%+           0.63%+
     1.00         0.89         138,285        0.55          0.78             0.63
     1.00         1.81         210,389        0.55          1.75             0.68
     1.00         3.63         239,923        0.55          3.55             0.68
     1.00         3.02         204,150        0.53          2.97             0.75
     1.00         2.97         259,469        0.50(b)       2.91             0.90(b)

    $1.00         0.17%     $   51,661        0.80%+        0.26%+           0.88%+
     1.00         0.64          64,516        0.80          0.53             0.88
     1.00         1.55          96,175        0.80          1.50             1.03
     1.00         3.38          93,290        0.80          3.30             1.03
     1.00         2.74         128,386        0.80          2.70             1.12
     1.00         2.66         333,210        0.80(b)       2.61             1.25(b)

    $1.00         0.22%     $   53,002        0.65%+        0.41%+           0.73%+
     1.00         0.79          87,141        0.65          0.68             0.73
     1.00         1.70          80,108        0.65          1.65             0.68
     1.00         3.53          51,705        0.65          3.45             0.68
     1.00         2.90          43,934        0.65          2.85             0.77
     1.00         2.81          53,693        0.65(b)       2.76             0.90(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0043       $(0.0043)
Year ended 3/31/2003........................................     1.00         0.0115        (0.0115)
Year ended 3/31/2002........................................     1.00         0.0199        (0.0199)
Period ended 3/31/2001**....................................     1.00         0.0153        (0.0153)
INSTITUTIONAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0041       $(0.0041)
Year ended 3/31/2003........................................     1.00         0.0106        (0.0106)
Year ended 3/31/2002........................................     1.00         0.0061        (0.0061)
Period ended 3/31/2001**....................................     1.00         0.0003        (0.0003)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0038       $(0.0038)
Year ended 3/31/2003........................................     1.00         0.0105        (0.0105)
Year ended 3/31/2002........................................     1.00         0.0189        (0.0189)
Year ended 3/31/2001........................................     1.00         0.0323        (0.0323)
Period ended 3/31/2000**....................................     1.00         0.0239        (0.0239)
LIQUIDITY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0036       $(0.0036)
Year ended 3/31/2003........................................     1.00         0.0101        (0.0101)
Year ended 3/31/2002**......................................     1.00         0.0095        (0.0095)
ADVISER CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0031       $(0.0031)
Year ended 3/31/2003........................................     1.00         0.0091        (0.0091)
Year ended 3/31/2002........................................     1.00         0.0174        (0.0174)
Year ended 3/31/2001........................................     1.00         0.0308        (0.0308)
Period ended 3/31/2000......................................     1.00         0.0232        (0.0232)
Period ended 5/14/1999*.....................................     1.00         0.0052        (0.0052)
Year ended 2/28/1999........................................     1.00         0.0268        (0.0268)
INVESTOR CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0026       $(0.0026)
Year ended 3/31/2003........................................     1.00         0.0081        (0.0081)
Year ended 3/31/2002........................................     1.00         0.0164        (0.0164)
Year ended 3/31/2001........................................     1.00         0.0298        (0.0298)
Period ended 3/31/2000......................................     1.00         0.0223        (0.0223)
Period ended 5/14/1999*.....................................     1.00         0.0051        (0.0051)
Year ended 2/28/1999........................................     1.00         0.0261        (0.0261)
DAILY CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0016       $(0.0016)
Year ended 3/31/2003........................................     1.00         0.0056        (0.0056)
Year ended 3/31/2002........................................     1.00         0.0139        (0.0139)
Year ended 3/31/2001........................................     1.00         0.0273        (0.0273)
Period ended 3/31/2000......................................     1.00         0.0201        (0.0201)
Period ended 5/14/1999*.....................................     1.00         0.0045        (0.0045)
Year ended 2/28/1999........................................     1.00         0.0238        (0.0238)
INVESTOR B SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0012       $(0.0012)
Year ended 3/31/2003........................................     1.00         0.0022        (0.0022)
Year ended 3/31/2002........................................     1.00         0.0037        (0.0037)
Period ended 3/31/2001**....................................     1.00         0.0038        (0.0038)
INVESTOR C SHARES
Period ended 9/30/2003 (unaudited)**........................    $1.00        $0.0003       $(0.0003)

---------------

 +Annualized.

++Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 *The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund Horizon Service, S, X and Pacific Horizon Shares, which were reorganized into the California Tax-Exempt Reserves Adviser Class, Daily Class and Investor Class Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC. and its investment sub-adviser became Banc of America Capital Management, LLC.

 **
  California Tax-Exempt Reserves Capital Class, Institutional Class, Trust Class, Liquidity Class Investor B Shares and Investor C Shares commenced operations on October 3, 2000, March 28, 2001, May 24, 1999, August 10, 2001, December 29, 2000 and August 1, 2003, respectively.

 #Amount represents less than $500.

(a)
  The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS MONEY MARKET FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                         RATIO OF       RATIO OF        RATIO OF
                           NET ASSETS    OPERATING   NET INVESTMENT     OPERATING
  NET ASSET                  END OF     EXPENSES TO  INCOME/(LOSS)     EXPENSES TO
    VALUE        TOTAL       PERIOD       AVERAGE    TO AVERAGE NET      AVERAGE
END OF PERIOD   RETURN++     (000)      NET ASSETS       ASSETS        NET ASSETS
------------------------------------------------------------------------------------
    $1.00         0.43%     $ 92,534       0.20%+         0.88%+          0.28%+
     1.00         1.17       172,261       0.20           1.15            0.27
     1.00         2.01       102,040       0.20           1.38            0.28
     1.00         1.54            30       0.20+          3.33+           0.28+

    $1.00         0.41%     $ 46,962       0.24%+         0.84%+          0.32%+
     1.00         1.08         1,537       0.24           1.11            0.31
     1.00         0.63            --#      0.24           1.34            0.32
     1.00         0.03         1,000       0.24+          3.29+           0.32+

    $1.00         0.38%     $381,567       0.30%+         0.78%+          0.38%+
     1.00         1.07       435,253       0.30           1.05            0.37
     1.00         1.91       360,892       0.30           1.27            0.38
     1.00         3.27       338,801       0.30           3.23+           0.38
     1.00         2.41       394,837       0.30+          2.70+           0.38+

    $1.00         0.36%     $  2,073       0.35%+         0.73%+          1.13%+
     1.00         1.01         2,998       0.35           1.00            1.12
     1.00         0.95         1,150       0.35+          1.23+           1.13+

    $1.00         0.31%     $460,114       0.45%+         0.63%+          0.53%+
     1.00         0.91       502,135       0.45           0.90            0.52
     1.00         1.75       298,268       0.45           1.13            0.53
     1.00         3.12       318,737       0.45           3.08            0.53
     1.00         2.32       360,319       0.45+          2.55+           0.53+
     1.00         0.52       636,000       0.50+          2.49+           0.52+
     1.00         2.71       709,000       0.49(a)        2.65            0.49(a)

    $1.00         0.26%     $357,697       0.55%+         0.53%+          0.63%+
     1.00         0.81       360,205       0.55           0.80            0.62
     1.00         1.65       240,724       0.55           1.03            0.63
     1.00         3.02       226,491       0.55           2.98            0.63
     1.00         2.23       284,041       0.55+          2.45+           0.63+
     1.00         0.50       503,000       0.58+          2.43+           0.62+
     1.00         2.64       539,000       0.56(a)        2.61            0.59(a)

    $1.00         0.16%     $759,851       0.74%+         0.34%+          0.88%+
     1.00         0.56       792,206       0.80           0.55            0.87
     1.00         1.40       814,077       0.80           0.78            0.88
     1.00         2.76       755,635       0.80           2.73            0.88
     1.00         2.01       699,689       0.80+          2.20+           0.88+
     1.00         0.45       334,000       0.80+          2.21+           0.82+
     1.00         2.41       336,000       0.79(a)        2.35            0.79(a)

    $1.00         0.12%     $      7       0.84%+         0.24%+          1.38%+
     1.00         0.22             7       0.97           0.40            1.37
     1.00         0.37            --#      1.30           0.28            1.38
     1.00         0.38            64       1.30+          2.23+           1.38+

    $1.00         0.03%     $    217       0.76%+         0.32%+          1.38%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

For a share outstanding throughout each period.


                                                              NET ASSET                   DIVIDENDS
                                                                VALUE          NET         FROM NET
                                                              BEGINNING    INVESTMENT     INVESTMENT
                                                              OF PERIOD   INCOME/(LOSS)     INCOME
                                                              --------------------------------------
NEW YORK TAX-EXEMPT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0046       $(0.0046)
Year ended 3/31/2003........................................     1.00         0.0122        (0.0122)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
INSTITUTIONAL CLASS SHARES
Period ended 9/30/2003 (unaudited)****......................    $1.00        $0.0008       $(0.0008)
Period ended 12/22/2002***..................................     1.00         0.0091        (0.0091)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
TRUST CLASS SHARES
Six months ended 9/30/2003 (unaudited)......................    $1.00        $0.0041       $(0.0041)
Year ended 3/31/2003........................................     1.00         0.0112        (0.0112)
Period ended 3/31/2002*.....................................     1.00         0.0012        (0.0012)
LIQUIDITY CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0094       $(0.0094)
Period ended 3/31/2002*.....................................     1.00         0.0013        (0.0013)
ADVISER CLASS SHARES
Period ended 8/24/2003 (unaudited)+++.......................    $1.00        $0.0025       $(0.0025)
Period ended 12/22/2002***..................................     1.00         0.0070        (0.0070)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
INVESTOR CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0069       $(0.0069)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
MARKET CLASS SHARES
Period ended 9/30/2003 (unaudited)****......................    $1.00        $0.0003       $(0.0003)
Period ended 12/22/2002***..................................     1.00         0.0068        (0.0068)
Period ended 3/31/2002*.....................................     1.00         0.0008        (0.0008)
SERVICE CLASS SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#
INVESTOR B SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#
INVESTOR C SHARES
Period ended 12/22/2002***..................................    $1.00        $0.0018       $(0.0018)
Period ended 3/31/2002*.....................................     1.00         0.0000#       (0.0000)#

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 +++New York Tax-Exempt Reserves' Adviser Class Shares re-commenced operations on April 14, 2003 and was fully redeemed on August 24, 2003.

  * New York Tax-Exempt Reserves Capital Class, Institutional Class, Liquidity Class, Adviser Class, Investor Class, Market Class, Service Class, Investor B and Investor C Shares commenced operations on February 15, 2002.

 ** Amount represents less than $500.

 ***New York Tax-Exempt Reserves Institutional Class, Liquidity Class, Adviser
    Class, Investor Class, Market Class, Service Class, Investor B and Investor C Shares were fully redeemed on December 22, 2002.

****New York Tax-Exempt Reserves Institutional Class and Market Class recommenced operations on August 25, 2003.

  # Amount represents less than $0.0001 or 0.01%, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS MONEY MARKET FUNDS

                                                                     WITHOUT WAIVERS
                                                                     AND/OR EXPENSE
                                                                     REIMBURSEMENTS
                                                                     ---------------
                                         RATIO OF       RATIO OF        RATIO OF
                           NET ASSETS    OPERATING   NET INVESTMENT     OPERATING
  NET ASSET                  END OF     EXPENSES TO  INCOME/(LOSS)     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    TO AVERAGE        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS      NET ASSETS
------------------------------------------------------------------------------------
    $1.00         0.46%     $ 1,423        0.20%+          0.94%+         0.68%+
     1.00         1.23        9,483        0.13            1.27           0.78
     1.00         0.13       20,015        0.20+           1.03+          4.51+

    $1.00         0.07%     $45,157        0.24%+          0.90%+         0.72%+
     1.00         0.91           --**      0.17+           1.23+          0.82+
     1.00         0.13            1        0.24+           0.99+          4.55+

    $1.00         0.41%     $ 9,078        0.30%+          0.84%+         0.78%+
     1.00         1.13       17,021        0.23            1.17           0.88
     1.00         0.12          826        0.30+           0.93+          4.61+

    $1.00         0.94%     $    --**      0.35%+          1.12%+         1.53%+
     1.00         0.13            1        0.35+           0.88+          5.36+

    $1.00         0.25%     $    --**      0.45%+          0.69%+         0.93%+
     1.00         0.70           --**      0.38+           1.02+          1.03+
     1.00         0.08            1        0.45+           0.78+          4.76+

    $1.00         0.69%          --**      0.55%+          0.92%+         1.03%+
     1.00         0.08            1        0.55+           0.68+          4.86+

    $1.00         0.03%     $19,651        0.65%+          0.49%+         1.13%+
     1.00         0.68           --**      0.58+           0.82+          1.23+
     1.00         0.08            1        0.65+           0.58+          4.96+

    $1.00         0.18%     $    --**      1.20%+          0.27%+         1.68%+
     1.00        0.00#            1        1.20+           0.03+          5.51+

    $1.00         0.18%     $    --**      1.30%+          0.17%+         1.78%+
     1.00        0.00#            1        1.30+          (0.07)+         5.6+

    $1.00         0.18%     $    --**      1.30%+          0.17%+         1.78%+
     1.00        0.00#            1        1.30+          (0.07)+         5.61+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to the money market portfolios of Funds Trust:
Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves, Nations Tax-Exempt Reserves, Nations California Tax-Exempt Reserves and Nations New York Tax-Exempt Reserves (each, a "Fund" and collectively, the "Funds"). Financial Statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer eleven classes of shares: Capital Class Shares, Institutional Class Shares, Trust Class Shares, Liquidity Class Shares, Adviser Class Shares, Investor Class Shares, Market Class Shares, Daily Class Shares, Service Class Shares, Investor B Shares and Investor C Shares. Cash Reserves, Treasury Reserves, Government Reserves and Tax-Exempt Reserves offer Investor A Shares. Cash Reserves also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the obligation of the Fund to resell, the underlying debt obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period the Fund seeks to assert its right. The Funds' investment adviser, under the oversight of the Board of Trustees, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment adviser has determined are creditworthy. Under the terms of a typical reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it is required to have segregated assets with a current value at least equal to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of

NATIONS MONEY MARKET FUNDS
discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.06% (annualized) of the Funds' average daily net assets (net of waivers and sub-administrator fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce their fees payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense, shareholder servicing, shareholder administration and distribution fees) exceed an annual rate of 0.20% of each Fund's average daily net assets.

BACAP is entitled to recover from Cash Reserves, Money Market Reserves, Treasury Reserves, Government Reserves, Municipal Reserves, Tax-Exempt Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery.

NATIONS MONEY MARKET FUNDS

At September 30, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                                                                              POTENTIAL
                                                          POTENTIAL         POTENTIAL         AMOUNT TO            AMOUNT
                                                          AMOUNT TO         AMOUNT TO       RECOVER WITHIN        RECOVERED
                                                        RECOVER WITHIN    RECOVER WITHIN       3 YEARS        DURING THE PERIOD
                                                           3 YEARS           3 YEARS            AS OF               ENDED
FUND                                                    AS OF 9/30/03     AS OF 3/31/03        3/31/02             9/30/03
-------------------------------------------------------------------------------------------------------------------------------
Cash Reserves.........................................   $22,292,769       $41,801,556          $  --               $  --
Money Market Reserves.................................     4,936,733         7,650,773             --                  --
Treasury Reserves.....................................     3,609,408         6,180,619             --                  --
Government Reserves...................................     1,635,022         3,023,654             --                  --
Municipal Reserves....................................     1,311,750         1,982,384             --                  --
Tax-Exempt Reserves...................................     1,192,392         1,996,391             --                  --
California Tax-Exempt Reserves........................       827,255         1,496,692             --                  --
New York Tax-Exempt Reserves..........................        97,287           371,623             --                  --

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of certain Funds were reduced by $42,640 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. Municipal Reserves, Tax-Exempt Reserves, California Tax-Exempt Reserves and New York Tax-Exempt Reserves do not participate in the expense offset arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Capital and Trust Class Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% attributable to the net assets of the Capital Class shares and Trust Class shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $195,586 for providing such services and is included in "Transfer agent fees" on the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                                       CONTINGENT DEFERRED SALES CHARGE
                                                                                    (000)
                                                              --------------------------------------------------
FUND                                                          INVESTOR    INVESTOR A    INVESTOR B    INVESTOR C
----------------------------------------------------------------------------------------------------------------
Cash Reserves...............................................   $  --*        $115          $162           $9
Money Market Reserves.......................................      --           --            34           --
Treasury Reserves...........................................      --           --            --           --
Government Reserves.........................................      --           --            --*          --
Municipal Reserves..........................................      --           --            --           --
Tax-Exempt Reserves.........................................      --*          --            --           --
California Tax-Exempt Reserves..............................      --           --            --           --*
New York Tax-Exempt Reserves................................      --           --            --           --

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of the Nations Treasury Reserves. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

A significant portion of certain share classes represents investments by fiduciary accounts over which Bank of America has either sole or joint discretion.

NATIONS MONEY MARKET FUNDS

Certain other affiliated Nations Funds have made daily investments of cash balances in Cash Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2003, approximately 4.58% of the net assets of the Cash Reserves was held by other affiliated Nations Funds. The fees earned by BACAP and BACAP Distributors from such investments are included in its Statement of operations as "Investment advisory fee" and "Administration fee".

Certain other affiliated Nations Funds have made daily investments of cash balances in Tax-Exempt Reserves pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 2003, approximately 1.70% of the net assets of the Tax-Exempt Reserves was held by other affiliated Nations Funds. The fees earned by BACAP and BACAP Distributors from such investments are included in its Statement of operations as "Investment advisory fee" and "Administration fee".

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for Liquidity Class Shares ("Liquidity Class Shares Plan"), Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan"), Investor A Shares ("Investor A Shares Plan"), Investor B Shares ("Investor B Shares Plan"), Investor C Shares ("Investor C Shares Plan") and Service Class Shares ("Service Class Shares Plan") of the Funds. Under the Liquidity Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Funds. Under the Market Class Shares Plan, Funds Trust may compensate or reimburse BACAP Distributors for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class Shares of the Funds. Under the Daily Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Funds. Under the Investor Class Shares Plan and Investor A Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares and Investor A Shares of the Funds. Under the Investor B Shares Plan, Investor C Shares Plan and Service Class Shares Plan, Funds Trust may reimburse BACAP Distributors for actual expenses incurred by BACAP Distributors in connection with its distribution efforts up to 0.75% of the average daily net assets of the Investor B Shares, Investor C Shares and Service Class Shares of the Funds.

Currently, Funds Trust is not reimbursing BACAP Distributors for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by BACAP Distributors in a given year may not be recovered by BACAP Distributors in subsequent years.

In addition, the Liquidity Class Shares Plan permits Funds Trust to pay BACAP Distributors an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves, Municipal Reserves and California Tax-Exempt Reserves and 0.35% of the average daily net assets of Treasury Reserves. BACAP Distributors may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Funds Trust is not compensating BACAP Distributors for providing such services.

Funds Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor, Investor A, Investor B, Investor C, Service Class and Marsico Shares of the Funds. Under the Servicing Plans, a Fund may pay servicing agents that have entered into a shareholder servicing agreement with Funds Trust for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Fund directly to the applicable share class. Funds Trust also has adopted shareholder administration plans ("Administration Plans") for the Investor A, Investor B, Investor C, Trust Class, Marsico Shares and Institutional Class Shares of the Funds. Under the Administration Plans, a Fund may pay servicing agents that have entered into a shareholder administration agreement with Funds Trust for certain shareholder support services that are

NATIONS MONEY MARKET FUNDS
provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10% on an annualized basis of the average daily net assets of the Investor A, Investor B, Investor C, Trust Class, Marsico Shares and 0.04% on an annualized basis of the average daily net assets of Institutional Class Shares. These payments are charged as expenses of each Fund directly to the applicable share class.

For the six months ended September 30, 2003 the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE      PLAN
                                                               WAIVERS)       LIMIT
                                                              ---------------------
DISTRIBUTION PLAN:
Liquidity Class:
  Treasury Reserves.........................................     0.00%*       0.65%
  Other Funds...............................................     0.00%*       0.60%
Investor Class, Investor A Shares...........................     0.10%        0.10%
Market Class................................................     0.20%        0.20%
Daily Class.................................................     0.35%        0.35%
Service Class, Investor B and Investor C Shares.............     0.75%        0.75%
SHAREHOLDER SERVICING PLAN:
Liquidity Class.............................................     0.15%**      0.25%
Adviser, Investor, Market, Daily, Service Class, Investor A,
  Investor B, Investor C Shares and Marsico Shares..........     0.25%        0.25%
SHAREHOLDER ADMINISTRATION PLAN:
Trust Class, Investor A, Investor B, Investor C Shares and
  Marsico Shares............................................     0.10%        0.10%
Institutional Class.........................................     0.04%        0.04%

---------------

 * During the six months ended September 30, 2003 and until July 31, 2004, BACAP Distributors has agreed to waive Distribution Plan fees for the Liquidity Class of Treasury Reserves as a percentage of the Fund's average daily net assets at an annual rate of 0.65% and for all other Funds as a percentage of their respective average daily net assets at an annual rate of 0.60%.

 **During the six months ended September 30, 2003 and until July 31, 2004, BACAP
   Distributors has agreed to waive Shareholder Servicing Plan fees for the Liquidity Class as a percentage of each Fund's average daily net assets at an annual rate of 0.10%.

During the six months ended September 30, 2003, BACAP Distributors voluntarily waived distribution fees, expressed as an average annualized percentage of each Fund's daily net assets of its respective share class:

FUND                                          CLASS                                           RATE
---------------------------------------------------------------------------------------------------
California Tax-Exempt Reserves..............  Daily Class.................................    0.06%
California Tax-Exempt Reserves..............  Investor B..................................    0.47%
California Tax-Exempt Reserves..............  Investor C..................................    0.54%
Cash Reserves...............................  Service Class...............................    0.19%
Cash Reserves...............................  Investor B..................................    0.28%
Cash Reserves...............................  Investor C..................................    0.27%
Government Reserves.........................  Service Class...............................    0.23%
Government Reserves.........................  Investor B..................................    0.32%
Money Market Reserves.......................  Service Class...............................    0.22%
Money Market Reserves.......................  Investor B..................................    0.32%
Money Market Reserves.......................  Investor C..................................    0.32%
Municipal Reserves..........................  Daily Class.................................    0.03%
Municipal Reserves..........................  Service Class...............................    0.29%
Municipal Reserves..........................  Investor B..................................    0.41%
Municipal Reserves..........................  Investor C..................................    0.41%
Treasury Reserves...........................  Service Class...............................    0.25%
Treasury Reserves...........................  Investor B..................................    0.26%
Treasury Reserves...........................  Investor C..................................    0.18%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

NATIONS MONEY MARKET FUNDS

4.  SHARES OF BENEFICIAL INTEREST

At September 30, 2003, an unlimited number of shares of beneficial interest without par value was authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Funds do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. No Fund will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at their fair value under procedures adopted by the Board of Trustees.

                                 CASH RESERVES

                                                                                     FAIR       PERCENTAGE    HISTORICAL
                                                         PAR VALUE      VALUE        VALUE        OF NET         COST
                                          ACQUISITION     9/30/03      PER UNIT     9/30/03       ASSETS       9/30/03
SECURITY                                     DATE          (000)       9/30/03       (000)       9/30/03        (000)
------------------------------------------------------------------------------------------------------------------------
CCN Bluegrass I LLC:
  1.190%+ 10/20/03......................   07/25/03      $   25,000     $1.00         25,000       0.0%*      $   25,000
  1.190%+ 10/20/03......................   07/25/03          25,000      1.00         25,000       0.0*           25,000
Deutsche Bank AG, (New York):
  1.310%+ 10/30/03++....................   04/11/03       1,000,000      1.00      1,000,000       1.6         1,000,000
  1.340%+ 12/10/03++....................   03/03/03         200,000      1.00        200,000       0.3           200,000
GE Life Annuity,
  1.230%+ 11/25/03++....................   05/23/02         100,000      1.00        100,000       0.2           100,000
Goldman Sachs Group Inc.,
  1.160%+ 10/12/03++....................   08/20/03         300,000      1.00        300,000       0.5           300,000
Jackson National Life Insurance Company,
  1.230%+ 12/15/03++....................   06/14/96          50,000      1.00         50,000       0.1            50,000
Monumental Life,
  1.270%+ 10/01/03++....................   03/25/02         300,000      1.00        300,000       0.5           300,000
Strips III LLC,
  1.170%+ 10/24/03++....................   07/24/03          48,623      1.00         48,623       0.1            48,623
SunAmerica Life Insurance Company of
  America,
  1.200%+ 10/01/03++....................   07/01/02         125,000      1.00        125,000       0.2           125,000
Transamerica Occidental Life Insurance
  Company:
  1.330%+ 10/01/03++....................   07/31/00         125,000      1.00        125,000       0.2           125,000
  1.360%+ 10/01/03++....................   07/31/00         117,000      1.00        117,000       0.2           117,000
  1.250%+ 11/03/03++....................   07/31/00          20,000      1.00         20,000        --*           20,000
Travelers Property Casualty Corporation,
  1.223%+ 11/03/03++....................   07/10/02         132,000      1.00        132,000       0.2           132,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2003.

++ Reset date. Interest rates reset either daily, weekly, monthly or quarterly.

 * Amount represents less than 0.1%.

NATIONS MONEY MARKET FUNDS

                             MONEY MARKET RESERVES

                                                                                        FAIR      PERCENTAGE    HISTORICAL
                                                             PAR VALUE     VALUE       VALUE        OF NET         COST
                                              ACQUISITION     9/30/03     PER UNIT    9/30/03       ASSETS       9/30/03
SECURITY                                         DATE          (000)      9/30/03      (000)       9/30/03        (000)
--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc.,
  1.160%+ 10/12/03++........................   08/20/03      $100,000      $1.00      $100,000       0.8%        $100,000

---------------

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 2003.

++ Reset date. Interest rates reset either daily, weekly, monthly or quarterly.

                               TREASURY RESERVES

                                                                                        FAIR      PERCENTAGE    HISTORICAL
                                                             PAR VALUE     VALUE       VALUE        OF NET         COST
                                              ACQUISITION     9/30/03     PER UNIT    9/30/03       ASSETS       9/30/03
SECURITY                                         DATE          (000)      9/30/03      (000)       9/30/03        (000)
--------------------------------------------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.,
  1.290% 09/16/04...........................   08/21/03      $200,000      $1.00      $200,000       1.9%        $200,000

                               MUNICIPAL RESERVES

                                                                                            FAIR     PERCENTAGE   HISTORICAL
                                                                    PAR VALUE    VALUE      VALUE      OF NET        COST
                                                      ACQUISITION    9/30/03    PER UNIT   9/30/03     ASSETS      9/30/03
SECURITY                                                 DATE         (000)     9/30/03     (000)     9/30/03       (000)
----------------------------------------------------------------------------------------------------------------------------
Atlanta, Georgia Airport Revenue, Series 2001, AMT,
  (FGIC Insured, Merrill Lynch Capital Services
  SBPA), 1.260%** 01/01/25..........................   04/03/03      $12,960     $1.00     $12,960      0.3%       $12,960
Dallas-Fort Worth, Texas International Airport
  Revenue, Series 2003, AMT, (Merrill Lynch Capital
  Services SBPA), 1.150%** 05/01/11.................   05/16/03        9,840      1.00       9,840      0.2          9,840
Huntsville, Alabama Solid Waste Disposal Authority
  and Resources Recovery Revenue, Series 2003, AMT,
  (MBIA Insured, Merrill Lynch Capital Services
  SBPA), 1.100%** 10/01/12..........................   07/25/03        3,450      1.00       3,450      0.1          3,450
Oklahoma Housing Finance Agency Single Family
  Revenue, (Home Ownership Loan Program) Series
  2001PT-1288, AMT, (GNMA Collateral Agreement,
  Merrill Lynch SBPA),
  1.180%** 09/01/29.................................   12/14/01        4,210      1.00       4,210      0.1          4,210
Sedgwick & Shawnee Counties, Kansas Single Family
  Revenue, Series 2002,
  1.180%** 12/01/27.................................   07/18/02        5,110      1.00       5,110      0.1          5,110
University of Illinois, University Revenue, Series
  2003, (AMBAC Insured, Wachovia Bank N.A. SBPA),
  1.150%** 04/01/34.................................   08/12/03        7,665      1.00       7,665      0.2          7,665

---------------

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

NATIONS MONEY MARKET FUNDS

                              TAX-EXEMPT RESERVES

                                                                                          FAIR      PERCENTAGE    HISTORICAL
                                                                PAR VALUE     VALUE       VALUE       OF NET         COST
                                                 ACQUISITION     9/30/03     PER UNIT    9/30/03      ASSETS       9/30/03
SECURITY                                            DATE          (000)      9/30/03      (000)      9/30/03        (000)
----------------------------------------------------------------------------------------------------------------------------
Houston, Texas Water and Sewer Systems Revenue,
  Series 2002, (MBIA Insured, Merrill Lynch
  Capital Services SBPA),
  1.190%** 12/01/23............................   05/01/03       $12,495      $1.00      $12,495       0.4%        $12,495

---------------

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

                         CALIFORNIA TAX-EXEMPT RESERVES

                                                                                          FAIR      PERCENTAGE    HISTORICAL
                                                                PAR VALUE     VALUE       VALUE       OF NET         COST
                                                 ACQUISITION     9/30/03     PER UNIT    9/30/03      ASSETS       9/30/03
SECURITY                                            DATE          (000)      9/30/03      (000)      9/30/03        (000)
----------------------------------------------------------------------------------------------------------------------------
ABN AMRO Munitops Certificates Trust,
  California, Series 2003, (FGIC Insured, ABN
  AMRO Bank N.V. SBPA),
  1.120% 08/01/11..............................   05/15/03       $ 8,895      $1.00      $ 8,895       0.4%        $ 8,895
Puerto Rico Commonwealth Highway and
  Transportation Authority Revenue, (AMBAC
  Insured, Merrill Lynch Liquidity Facility),
  1.000%** 01/01/19............................   07/11/02        16,355       1.00       16,355       0.8          16,355
Puerto Rico Commonwealth Infrastructure
  Financing Authority, Series 2000-2,
  (Toronto-Dominion Bank Liquidity Facility),
  1.000%** 10/01/32............................   10/12/00        21,330       1.00       21,330       1.0          21,330
Puerto Rico Commonwealth Infrastructure
  Financing Authority, Series 2000-1,
  1.000%** 10/01/34............................   07/24/03         7,370       1.00        7,370       0.4           7,370

---------------

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

                          NEW YORK TAX-EXEMPT RESERVES

                                                                                              FAIR      PERCENTAGE    HISTORICAL
                                                                    PAR VALUE     VALUE       VALUE       OF NET         COST
                                                     ACQUISITION     9/30/03     PER UNIT    9/30/03      ASSETS       9/30/03
SECURITY                                                DATE          (000)      9/30/03      (000)      9/30/03        (000)
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway and Transportation
  Authority Revenue, (AMBAC Insured, Merrill Lynch
  Liquidity Facility),
  1.000%** 01/01/19................................   07/10/03        $650        $1.00       $650         0.9%          $650

---------------

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003. These securities are subject to demand features of either one, seven or thirty days.

6.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including

NATIONS MONEY MARKET FUNDS
amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, there were no borrowings by the Funds under the Agreement.

7.  INCOME TAXES

Information on the tax components of capital at September 30, 2003 is as follows:

                                                                                                                NET TAX
                                                                                                               UNREALIZED
                                                                COST OF                                      APPRECIATION/
                                                              INVESTMENTS     GROSS TAX       GROSS TAX      (DEPRECIATION)
                                                                FOR TAX       UNREALIZED      UNREALIZED           ON
                                                               PURPOSES      APPRECIATION    DEPRECIATION     INVESTMENTS
FUND                                                             (000)          (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
Cash Reserves...............................................  $62,720,005       $  --           $  --            $  --
Money Market Reserves.......................................   12,135,204          --              --               --
Treasury Reserves...........................................   10,144,237          --              --               --
Government Reserves.........................................    4,862,024          --              --               --
Municipal Reserves..........................................    4,167,260          --              --               --
Tax-Exempt Reserves.........................................    2,974,751          --              --               --
California Tax-Exempt Reserves..............................    2,077,912          --              --               --
New York Tax-Exempt Reserves................................       75,240          --              --               --

At March 31, 2003, the Funds had available for federal income tax purposes unused capital losses as follows:

                                                            EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING    EXPIRING
                                                            IN 2004     IN 2005     IN 2006     IN 2007     IN 2010     IN 2011
FUND                                                         (000)       (000)       (000)       (000)       (000)       (000)
--------------------------------------------------------------------------------------------------------------------------------
Cash Reserves.............................................    $256        $23          --         $41         $--         $67
Treasury Reserves.........................................      31         14          $9          --         $17          21

During the year ended March 31, 2003, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
FUND                                                               (000)
-----------------------------------------------------------------------------
Municipal Reserves..........................................        $32

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds have elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                                  CAPITAL
                                                              LOSSES DEFERRED
FUND                                                               (000)
-----------------------------------------------------------------------------
Cash Reserves...............................................       $586
Treasury Reserves...........................................         19
Government Reserves.........................................          8

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

8.  REORGANIZATIONS

FUND REORGANIZATION

On May 10, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and assumed the liabilities of certain Nations Money Market Funds, also listed below (each an "Acquired Fund"), in a tax-free

NATIONS MONEY MARKET FUNDS
reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets as of the reorganization date were as follows:

                                                                                                 TOTAL NET ASSETS
                                                          TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND
                                                          OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION
ACQUIRING FUND                     ACQUIRED FUND               (000)               (000)               (000)
------------------------------------------------------------------------------------------------------------------
Cash Reserves               Prime                            $5,107,874         $82,547,070         $87,654,944

Treasury Reserves           Treasury Government Money         1,467,607          10,209,589          11,677,196

Government Reserves         Market                              354,822           4,928,622           5,283,444

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Nations Funds Trust listed in the right column below, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each Fund prior to the reorganization.

FUND                                           REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
----------------------------------------------------------------------------------------------
Cash Reserves                                  Cash Reserves
Money Market Reserves                          Money Market Reserves
Treasury Reserves                              Treasury Reserves
Government Reserves                            Government Reserves
Municipal Reserves                             Municipal Reserves
California Tax-Exempt Reserves                 California Tax-Exempt Reserves

On May 10, 2002, the Tax Exempt Fund of Nations Fund Trust (the "Fund"), reorganized into a newly created successor fund of Nations Funds Trust, Tax-Exempt Reserves, that is substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of the Fund for shares of equal value of the newly created successor fund. The financial statements of the successor funds reflect the historical financial results of the Fund prior to the reorganization.

9.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in

NATIONS MONEY MARKET FUNDS
connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations Cash Reserves (May 2001 through July
2003) -- $106,000.

The receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of the impacted Fund.

The receivable described in the preceding paragraphs reflects only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and does not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

                P.O. Box 34602
                Charlotte, NC 28254-4602
                Toll free 1.800.626.2275 (institutional investors) Toll free 1.800.321.7854 (individual investors)
NATIONS FUNDS





MONEYSAR
(9/03)

                                             Nations Global Value Fund

                                             Nations International
                                             Value Fund

                                             Nations International
                                             Equity Fund
        INTERNATIONAL/GLOBAL
        STOCK FUNDS                          Nations Marsico
        ----------------------------------   International Opportunities
        Semiannual report for the period     Fund
        ended September 30, 2003





                                            [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Global Value Fund                                     3
                                       Nations International Value Fund                              6
                                       Nations International Equity Fund                             7
                                       Nations Marsico International Opportunities Fund             12
                                     Statements of operations                                       16
                                     Statements of changes in net assets                            18
                                     Schedules of capital stock activity                            20
                                     Financial highlights                                           24
                                     Notes to financial statements                                  32
                                     Statements of net assets -- Nations Master Investment Trust
                                       Nations International Value Master Portfolio                 44
                                     Statements of operations                                       47
                                     Statements of changes in net assets                            48
                                     Financial highlights                                           48
                                     Notes to financial statements                                  49

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER SERVICE                   research firm that measures
                                                                        customer service levels and
                                  IN RECOGNITION OF ITS COMMITMENT      establishes benchmarks in the
                                  TO PROVIDE SHAREHOLDERS WITH THE      financial services industry.
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            COMMON STOCKS -- 95.7%
            BERMUDA -- 1.8%
  233,900   Tyco International Ltd. ......................................   $  4,779
                                                                             --------
            BRAZIL -- 3.5%
   49,700   Brasil Telecom Participacoes SA, ADR(a).......................      1,904
  127,400   Petroleo Brasileiro SA-'A', ADR...............................      2,707
  342,100   Tele Norte Leste Participacoes SA, ADR(a).....................      4,768
                                                                             --------
                                                                                9,379
                                                                             --------
            FRANCE -- 2.1%
  462,200   Alcatel SA 'A'!!..............................................      5,474
                                                                             --------
            GERMANY -- 7.8%
  258,100   Bayerische Hypo-und Vereinsbank AG!!..........................      4,388
  123,600   DaimlerChrysler AG (REGD).....................................      4,318
  312,303   Deutsche Telekom AG!!.........................................      4,492
   56,310   E.On AG.......................................................      2,748
  109,200   Volkswagen AG.................................................      4,877
                                                                             --------
                                                                               20,823
                                                                             --------
            ITALY -- 2.0%
  848,775   IntesaBci SpA(a)..............................................      2,570
1,079,393   Telecom Italia SpA!!..........................................      2,659
                                                                             --------
                                                                                5,229
                                                                             --------
            JAPAN -- 9.8%
  641,000   Hitachi, Ltd. ................................................      3,557
  350,000   Matsushita Electric Industrial Company Ltd. ..................      4,214
      278   Millea Holdings, Inc. ........................................      3,135
      617   Mitsubishi Tokyo Financial Group Inc. ........................      3,894
      810   Nippon Telegraph and Telephone Corporation....................      3,669
  252,700   Sankyo Company, Ltd. .........................................      3,685
      976   Sumitomo Mitsui Financial Group, Inc.(a)......................      3,931
                                                                             --------
                                                                               26,085
                                                                             --------
            MEXICO -- 4.7%
  233,700   America Movil SA de CV 'L', ADR...............................      5,401
  171,236   Cemex SA de CV, ADR...........................................      4,272
   89,200   Telefonos de Mexico SA de CV 'L', ADR.........................      2,725
                                                                             --------
                                                                               12,398
                                                                             --------
            NETHERLANDS -- 4.6%
   91,295   ABN AMRO Holding NV...........................................      1,685
  187,815   ING Groep NV(a)...............................................      3,440
  204,180   Koninklijke Ahold NV!!(a).....................................      1,947
   89,500   Unilever NV...................................................      5,263
                                                                             --------
                                                                               12,335
                                                                             --------
            SOUTH AFRICA -- 0.7%
  228,000   South African Breweries plc@..................................      1,784
                                                                             --------

                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            SOUTH KOREA -- 1.4%
  180,700   KT Corporation, ADR...........................................   $  3,601
                                                                             --------
            SPAIN -- 4.8%
  315,180   Banco Bilbao Vizcaya Argentaria SA............................      3,252
  291,100   Repsol YPF SA.................................................      4,784
  398,241   Telefonica SA!!...............................................      4,703
                                                                             --------
                                                                               12,739
                                                                             --------
            SWITZERLAND -- 5.1%
   28,800   Nestle SA (REGD)..............................................      6,641
   55,000   Zurich Financial Services AG@.................................      6,873
                                                                             --------
                                                                               13,514
                                                                             --------
            UNITED KINGDOM -- 7.2%
1,834,700   BAE Systems plc...............................................      5,121
  587,780   BT Group plc..................................................      1,758
  259,300   GlaxoSmithKline plc...........................................      5,381
  949,961   Marks & Spencer Group plc.....................................      4,830
  572,200   Reuters Group plc.............................................      2,018
                                                                             --------
                                                                               19,108
                                                                             --------
            UNITED STATES -- 40.2%
  258,000   Albertson's, Inc. ............................................      5,308
  120,100   Altria Group, Inc. ...........................................      5,261
  121,140   Archer-Daniels-Midland Company................................      1,588
  172,600   Avaya Inc.!!..................................................      1,881
  175,400   BellSouth Corporation.........................................      4,152
  109,800   Boeing Company................................................      3,769
  197,800   Bristol-Myers Squibb Company..................................      5,075
  135,400   CIT Group Inc. ...............................................      3,894
  298,700   Duke Energy Corporation.......................................      5,320
  226,700   El Paso Corporation...........................................      1,655
  117,029   Electronic Data Systems Corporation...........................      2,364
  106,300   FleetBoston Financial Corporation.............................      3,205
  370,700   Ford Motor Company............................................      3,992
  135,100   Goodyear Tire & Rubber Company(a).............................        888
  109,900   J.P. Morgan Chase & Company...................................      3,773
   41,100   Loews Corporation.............................................      1,659
2,533,700   Lucent Technologies Inc.!!(a).................................      5,473
  226,424   McDonald's Corporation........................................      5,330
  293,200   Micron Technology, Inc.!!.....................................      3,935
  305,080   Motorola, Inc. ...............................................      3,652
  217,700   Safeway Inc.!!................................................      4,994
  131,800   SBC Communications Inc. ......................................      2,933
  144,900   Schering-Plough Corporation...................................      2,208
   64,200   Sherwin-Williams Company......................................      1,888
  224,000   Sprint Corporation (FON Group)................................      3,382
  258,160   The Kroger Company!!..........................................      4,613
  127,200   Toys R Us, Inc.!!.............................................      1,530
  201,500   Unisys Corporation!!..........................................      2,726
   43,900   UST Inc.(a)...................................................      1,544
  107,600   Verizon Communications Inc. ..................................      3,491
   73,500   Waste Management, Inc. .......................................      1,923
  376,000   Xerox Corporation!!...........................................      3,858
                                                                             --------
                                                                              107,264
                                                                             --------
            TOTAL COMMON STOCKS
              (Cost $247,938).............................................    254,512
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 8.9%
              (Cost $23,743)
   23,743   Nations Cash Reserves, Capital Class Shares#..................   $ 23,743
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $271,681*)..................................     104.6%   278,255
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (4.6)%
            Cash..........................................................   $  1,671
            Receivable for investment securities sold.....................      6,156
            Dividends receivable..........................................        347
            Collateral on securities loaned...............................    (16,827)
            Investment advisory fee payable...............................       (196)
            Administration fee payable....................................        (48)
            Shareholder servicing and distribution fees payable...........        (95)
            Due to custodian..............................................     (3,076)
            Accrued Trustees' fees and expenses...........................        (16)
            Accrued expenses and other liabilities........................        (98)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (12,182)
                                                                             --------
            NET ASSETS..........................................     100.0%  $266,073
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    658
            Accumulated net realized gain on investments sold.............      1,494
            Net unrealized appreciation of investments....................      6,582
            Paid-in capital...............................................    257,339
                                                                             --------
            NET ASSETS....................................................   $266,073
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($89,689,486 / 8,949,005 shares outstanding)................     $10.02
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($81,959,451 / 8,218,091 shares outstanding)................      $9.97
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $10.58

            INVESTOR B SHARES:
            Net asset value and offering price per share+
              ($25,008,681 / 2,544,446 shares outstanding)................      $9.83
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share+
              ($69,415,246 / 7,062,530 shares outstanding)................      $9.83
                                                                             ========

---------------

 * Federal income tax information (see Note 9)

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $16,827.

(a)All or a portion of security was on loan at September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $13,459 and $15,778, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Global Value Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          18.7%   $        49,638
Commercial banking..........................................           8.6             22,925
Food and drug stores........................................           6.3             16,862
Networking and telecommunications equipment.................           6.2             16,480
Pharmaceuticals.............................................           6.1             16,349
Automotive..................................................           5.3             14,075
Food products...............................................           5.1             13,492
Insurance...................................................           4.4             11,667
Aerospace and defense.......................................           3.3              8,890
Oil and gas.................................................           2.8              7,491
Financial services..........................................           2.8              7,334
Tobacco.....................................................           2.6              6,805
Restaurants.................................................           2.0              5,330
Electric power -- Nuclear...................................           2.0              5,320
Computer services...........................................           1.9              5,090
Retail -- Specialty.........................................           1.8              4,830
Conglomerates...............................................           1.8              4,779
Construction................................................           1.6              4,272
Housing and furnishing......................................           1.6              4,214
Semiconductors..............................................           1.5              3,935
Other.......................................................           9.3             24,734
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          95.7            254,512
INVESTMENT COMPANIES........................................           8.9             23,743
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         104.6            278,255
OTHER ASSETS AND LIABILITIES (NET)..........................          (4.6)           (12,182)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       266,073
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Value Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES................................     100.3%
            Investment in Nations Master Investment Trust,
              International Value Master Portfolio*.............             $3,022,208
                                                                             ----------
            TOTAL INVESTMENTS...................................     100.3%   3,022,208
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.3)%
            Receivable for Fund shares sold...............................   $      771
            Payable for Fund shares redeemed..............................       (8,071)
            Administration fee payable....................................         (429)
            Shareholder servicing and distribution fees payable...........         (341)
            Accrued Trustees' fees and expenses...........................          (47)
            Accrued expenses and other liabilities........................       (1,226)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (9,343)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $3,012,865
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $   26,754
            Accumulated net realized loss on investments..................     (143,907)
            Net unrealized depreciation of investments....................     (204,029)
            Paid-in capital...............................................    3,334,047
                                                                             ----------
            NET ASSETS....................................................   $3,012,865
                                                                             ==========



                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($2,126,541,799 / 130,210,361 shares outstanding)...........       $16.33
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($647,398,281 /
              39,803,550 shares outstanding)..............................       $16.26
                                                                             ==========

            Maximum sales charge..........................................        5.75%
            Maximum offering price per share..............................       $17.25

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($95,304,130 / 5,955,821 shares outstanding)................       $16.00
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($143,620,527 / 8,984,949 shares outstanding)...............       $15.98
                                                                             ==========

---------------

 *
 The financial statements of the International Value Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the International Value Fund's financial statements.

 &
 The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS -- 96.9%
             AUSTRALIA -- 2.5%
   496,786   Broken Hill Proprietary Company, Ltd. ........................   $  3,551
   167,700   National Australia Bank Ltd. .................................      3,496
    34,788   Rio Tinto Ltd. ...............................................        774
   326,697   The News Corporation Ltd., ADR(a).............................     10,715
    46,900   Westpac Banking Corporation...................................        514
                                                                              --------
                                                                                19,050
                                                                              --------
             AUSTRIA -- 0.7%
    60,300   Bank Austria Creditanstalt!!..................................      2,171
    29,287   Erste Bank der oesterreichischen Sparkassen AG................      2,962
                                                                              --------
                                                                                 5,133
                                                                              --------
             BERMUDA -- 1.0%
     8,000   ACE Ltd. .....................................................        265
 1,495,000   Esprit Holdings Ltd. .........................................      4,546
   249,400   Golar LNG-Ltd.!!..............................................      2,810
     3,000   XL Capital Ltd., Class A......................................        232
                                                                              --------
                                                                                 7,853
                                                                              --------
             BRAZIL -- 1.5%
     7,200   Banco Bradesco SA, ADR(a).....................................        145
     4,900   Banco Itau SA, ADR............................................        177
   108,416   Companhia Vale do Rio Doce....................................      4,425
    15,300   Companhia Vale do Rio Doce, ADR...............................        565
    88,875   Petroleo Brasileiro SA, ADR...................................      2,038
   217,547   Unibanco Holdings GDR(a)......................................      4,307
                                                                              --------
                                                                                11,657
                                                                              --------
             CANADA -- 1.1%
   133,000   Barrick Gold Corporation (REGD)...............................      2,504
    59,500   Canadian Imperial Bank of Commerce(a).........................      2,439
    38,221   Canadian National Railway Company.............................      1,976
    24,778   EnCana Corporation............................................        898
    10,800   National Bank of CanadA.......................................        292
    37,432   Suncor Energy, Inc. ..........................................        692
                                                                              --------
                                                                                 8,801
                                                                              --------
             CAYMAN ISLANDS -- 0.4%
   842,500   ASM Pacific Technology Ltd. ..................................      2,850
                                                                              --------
             CHINA -- 0.7%
 1,908,000   China Telecom Corporation Ltd.(a).............................        493
   142,349   CNOOC Ltd., ADR(a)............................................      4,893
   678,000   PetroChina Company Ltd. ......................................        230
                                                                              --------
                                                                                 5,616
                                                                              --------
             DENMARK -- 1.0%
   408,014   Danske Bank A/S...............................................      7,775
                                                                              --------
             FINLAND -- 1.4%
   240,500   Nokia Oyj(a)..................................................      3,703
   366,600   Stora Enso Oyj 'R'............................................      4,538
   165,300   UPM - Kymmene Oyj.............................................      2,770
                                                                              --------
                                                                                11,011
                                                                              --------

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             FRANCE -- 7.2%
    24,354   Accor SA......................................................   $    897
    72,238   BNP Paribas SA................................................      3,542
    76,202   Bouygues SA(a)................................................      2,006
    67,000   Compagnie de Saint-Gobain.....................................      2,464
   143,000   Compagnie Generale des Etablissements Michelin................      5,317
   203,269   Credit Agricole SA............................................      3,960
   211,836   JC Decaux SA!!................................................      2,977
    45,146   LVMH Moet Hennessy Louis Vuitton SA...........................      2,805
    13,016   Pinault-Printemps-Redoute SA..................................      1,069
    23,067   PSA Peugeot Citroen...........................................        980
     2,690   Renault SA....................................................        159
   120,769   Societe Generale 'A'..........................................      8,045
    51,720   Societe Television Francaise 1................................      1,532
   114,056   TotalFinaElf SA...............................................     17,213
   108,503   Veolia Environnement..........................................      2,406
                                                                              --------
                                                                                55,372
                                                                              --------
             GERMANY -- 4.1%
   209,931   BASF AG.......................................................      9,134
   354,525   Bayerische Motoren Werke (BMW) AG.............................     13,398
    45,600   Deutsche Bank AG (REGD).......................................      2,767
    96,300   Deutsche Telekom AG!!.........................................      1,385
    41,243   SAP AG........................................................      5,043
                                                                              --------
                                                                                31,727
                                                                              --------
             HONG KONG -- 1.2%
 1,753,000   Cathay Pacific Airways(a).....................................      2,966
   129,100   Cheung Kong (Holdings) Ltd. ..................................      1,021
   123,500   China Mobile (Hong Kong) Ltd. ................................        325
       350   Hong Kong & China Gas Company Ltd. ...........................          0++
   123,500   Hong Kong Electric Holdings Ltd. .............................        476
   554,000   Sun Hung Kai Properties.......................................      4,489
                                                                              --------
                                                                                 9,277
                                                                              --------
             HUNGARY -- 0.4%
   138,673   OTP Bank Rt., ADR@............................................      3,288
                                                                              --------
             IRELAND -- 2.5%
   143,822   Allied Irish Banks plc........................................      2,110
    75,793   Bank of Ireland...............................................        906
    95,732   CRH plc.......................................................      1,708
   365,082   Ryanair Holdings plc, ADR!!(a)................................     14,785
                                                                              --------
                                                                                19,509
                                                                              --------
             ITALY -- 1.6%
   153,300   ENI SpA(a)....................................................      2,342
    61,400   ENI SpA, ADR(a)...............................................      4,699
   222,100   Mediaset SpA(a)...............................................      2,033
   125,000   San Paolo - IMI SpA, ADR(a)...................................      2,494
   234,500   UniCredito Italiano SpA.......................................      1,109
                                                                              --------
                                                                                12,677
                                                                              --------
             JAPAN -- 21.4%
    16,360   ACOM CO., LTD.@...............................................        734
   352,000   CANON Inc. ...................................................     17,204
    30,500   Credit Saison Co., Ltd. ......................................        636

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
   846,000   Daiwa Securities..............................................   $  5,717
       685   East Japan Railway Company....................................      3,318
    90,500   Eisai Company, Ltd. ..........................................      2,114
   238,000   Fuji Photo Film Company, Ltd. ................................      6,987
       800   Fujitsu Ltd. .................................................          4
   676,000   Hitachi, Ltd. ................................................      3,752
    60,300   Honda Motor Company Ltd. .....................................      2,413
    80,000   Ito-Yokado Company, Ltd. .....................................      2,664
    45,900   Jusco Company, Ltd. ..........................................      1,208
   230,000   Kao Corporation...............................................      4,859
       425   Millea Holdings, Inc. ........................................      4,793
   304,000   Mitsui Fudosan Company, Ltd. .................................      2,694
    22,600   NEC Electronics Corporation...................................      1,544
    46,000   Nintendo Company, Ltd. .......................................      3,854
       982   Nippon Telegraph and Telephone Corporation....................      4,448
   747,500   Nissan Motor Company, Ltd. ...................................      8,063
     4,485   NTT DoCoMo, Inc.@.............................................     10,960
    93,000   Olympus Optical Company, Ltd. ................................      2,214
    13,000   ORIX Corporation..............................................      1,016
    68,000   RICOH COMPANY, LTD. ..........................................      1,211
    53,000   Secom Company Ltd. ...........................................      1,993
   596,700   Sharp Corporation.............................................      8,733
     5,000   Shionogi and Company, Ltd. ...................................         87
     2,441   SKY Perfect Communications Inc.!!.............................      2,950
   163,000   Sony Corporation..............................................      5,690
   137,800   Takeda Chemical Industries, Ltd. .............................      5,020
    37,100   Takefuji Corporation@.........................................      2,374
    49,500   TDK Corporation...............................................      2,938
   197,800   THK CO., LTD.(a)..............................................      3,403
    35,392   Tokyo Electric Power Company, Inc. ...........................        757
   621,200   Tokyo Gas Company Ltd.(a).....................................      2,063
       700   Toppan Printing Company.......................................          6
   674,000   Toshiba Corporation...........................................      2,836
   339,600   Toyota Motor Corporation......................................      9,971
     1,390   UFJ Holdings, Inc.(a).........................................      5,462
       258   Yahoo Japan Corporation!!(a)..................................      3,649
   219,300   YAMADA DENKI CO., LTD.(a).....................................      6,478
   317,700   YAMAHA CORPORATION............................................      6,015
    63,500   Yamanouchi Pharmaceutical Company, Ltd. ......................      1,751
                                                                              --------
                                                                               164,583
                                                                              --------
             MEXICO -- 1.3%
    19,700   Fomento Economico Mexicano SA de CV, ADR......................        752
   217,409   Telefonos de Mexico SA de CV 'L', ADR.........................      6,642
   982,501   Wal-Mart de Mexico SA de CV, Series V.........................      2,835
                                                                              --------
                                                                                10,229
                                                                              --------
             NETHERLANDS -- 3.3%
   142,000   ABN AMRO Holding NV...........................................      2,621
    55,030   DSM NV........................................................      2,612
    26,838   Elsevier NV...................................................        303
   456,659   ING Groep NV..................................................      8,366
   441,861   Koninklijke (Royal) Philips Electronics NV....................     10,014

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             NETHERLANDS -- (CONTINUED)
   116,440   Koninklijke KPN NV............................................   $    872
    43,180   TPG NV........................................................        816
                                                                              --------
                                                                                25,604
                                                                              --------
             NEW ZEALAND -- 0.0%+
    80,284   Telecom Corporation Of New Zealand Ltd. ......................        246
                                                                              --------
             NORWAY -- 0.5%
   360,000   Statoil ASA...................................................      3,227
   108,291   Telenor ASA...................................................        482
                                                                              --------
                                                                                 3,709
                                                                              --------
             PORTUGAL -- 0.4%
   430,000   Portugal Telecommunications, SGPS, SA, ADR....................      3,384
                                                                              --------
             RUSSIA -- 0.9%
    80,300   Mobile Telesystems, ADR!!(a)..................................      5,906
    23,185   YUKOS, ADR(a).................................................      1,368
                                                                              --------
                                                                                 7,274
                                                                              --------
             SINGAPORE -- 0.5%
    75,256   DBS Group Holdings Ltd. ......................................        562
   151,850   Overseas-Chinese Banking Corporation Ltd. ....................        984
    79,000   Singapore Press Holdings, Ltd. ...............................        836
   215,000   United Overseas Bank..........................................      1,667
                                                                              --------
                                                                                 4,049
                                                                              --------
             SOUTH AFRICA -- 0.2%
   168,528   South African Breweries plc@..................................      1,319
                                                                              --------
             SOUTH KOREA -- 4.4%
    50,130   Korea Electric Power Corporation..............................        944
   405,300   Korea Electric Power Corporation, ADR.........................      4,263
   370,200   KT Corporation, ADR...........................................      7,378
    10,490   LG Electronics Inc. ..........................................        506
     3,390   POSCO.........................................................        389
    23,700   POSCO, ADR....................................................        678
    51,550   Samsung Electronics Company, Ltd..............................     17,569
   112,853   SK Telecom Company Ltd., ADR(a)...............................      2,013
                                                                              --------
                                                                                33,740
                                                                              --------
             SPAIN -- 2.9%
    65,681   Altadis, SA...................................................      1,618
   261,205   Corporacion Mapfre, SA........................................      2,850
   441,000   Endesa SA.....................................................      6,815
   192,223   Iberdrola SA..................................................      3,235
   146,400   Repsol YPF SA, ADR............................................      2,411
   226,390   Sogecable, SA!!...............................................      5,444
                                                                              --------
                                                                                22,373
                                                                              --------
             SWEDEN -- 1.4%
 1,150,034   Ericsson AB (LM) 'B'!!........................................      1,680
    44,790   Investor AB 'A'...............................................        371
   302,845   Investor AB 'B'...............................................      2,525

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             SWEDEN -- (CONTINUED)
   474,200   Nordea AB.....................................................   $  2,703
   140,200   Volvo AB, B Shares............................................      3,244
                                                                              --------
                                                                                10,523
                                                                              --------
             SWITZERLAND -- 12.0%
    19,050   Ciba Specialty Chemicals AG...................................      1,292
    83,400   Compagnie Financiere Richemont AG.............................      1,658
    89,225   Credit Suisse Group...........................................      2,855
     1,694   Julius Baer Holdings Ltd., Zurich.............................        487
    68,830   Nestle SA (REGD)..............................................     15,871
   390,815   Novartis AG...................................................     15,122
   197,053   Roche Holding AG..............................................     16,339
    42,825   Swiss Re......................................................      2,721
       250   Swisscom AG (REGD)............................................         73
    66,600   Syngenta AG...................................................      3,611
     5,772   Synthes-Stratec, Inc. ........................................      5,114
    16,330   The Swatch Group AG...........................................        313
    10,287   The Swatch Group AG, Class B..................................        978
   307,812   UBS AG........................................................     17,272
    73,890   Zurich Financial Services AG..................................      9,232
                                                                              --------
                                                                                92,938
                                                                              --------
             TAIWAN -- 0.9%
   657,305   Taiwan Semiconductor Manufacturing Company Ltd., ADR!!........      7,119
                                                                              --------
             UNITED KINGDOM -- 18.2%
   102,012   3i Group plc..................................................      1,009
   290,500   Abbey National plc............................................      2,384
   309,700   Amersham plc..................................................      2,665
   171,732   AstraZeneca plc...............................................      7,253
 1,253,000   BAE Systems plc...............................................      3,497
   443,133   Billiton plc..................................................      2,941
   924,000   BP Amoco plc..................................................      6,340
   258,197   British American Tobacco plc..................................      2,773
   550,900   British Sky Broadcasting Group plc!!..........................      5,624
   831,500   Cadbury Schweppes plc.........................................      5,111
   939,421   Diageo plc....................................................     10,136
 3,048,661   EMI Group plc.................................................      7,484
   209,000   GlaxoSmithKline plc...........................................      4,337
   144,529   GUS plc.......................................................      1,575
   221,693   Hilton Group plc..............................................        662
 1,267,561   HSBC Holdings plc.............................................     16,712
   506,800   HSBC Holdings plc (REGD)(a)...................................      6,806
   958,525   Kingfisher plc................................................      4,157
   526,040   Marconi Corp plc!!............................................      3,932
   435,000   Marks & Spencer Group plc.....................................      2,211
   106,416   Reckitt Benckiser plc.........................................      2,139
   222,593   Reed Elsevier plc.............................................      1,741
    70,083   Rio Tinto plc (REGD)..........................................      1,494
   500,486   Royal Bank of Scotland plc@...................................     12,723
   908,000   Scottish Power plc............................................      5,299
   720,000   Shell Transport and Trading Company plc.......................      4,444
    56,460   Standard Chartered plc........................................        788
   651,689   Tesco plc.....................................................      2,609
    16,300   United Business Media plc.....................................        113

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
 4,573,943   Vodafone Group plc............................................   $  9,119
   283,912   WPP Group plc.................................................      2,394
                                                                              --------
                                                                               140,472
                                                                              --------
             UNITED STATES -- 1.3%
    97,783   NTL Incorporated!!............................................      4,608
    78,869   Sohu.com Inc.!!...............................................      2,453
   182,610   Wynn Resorts, Ltd.!!..........................................      3,320
                                                                              --------
                                                                                10,381
                                                                              --------
             TOTAL COMMON STOCKS
               (Cost $675,243).............................................    749,539
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             FOREIGN BONDS AND NOTES -- 0.5%
             UNITED KINGDOM -- 0.5%
$    3,000   Telewest Communication plc,
               11.000% 10/01/07............................................      1,463
     1,925   Telewest Communication plc,
               9.875% 02/01/10(a)..........................................        890
     2,900   Telewest Communication plc, (0.000%) due 04/15/09
               9.250% beginning 04/15/04(a)................................      1,131
                                                                              --------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $2,092)...............................................      3,484
                                                                              --------
  SHARES
----------
             PREFERRED STOCKS -- 0.7%
             BRAZIL - 0.7%
               (Cost $4,353)
   266,059   Companhia de Bebidas das Americas, ADR(a).....................      5,760
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             SHORT TERM INVESTMENTS -- 0.9%
               (Cost $7,200)
$    7,200   Federal Home Loan Bank (FHLB) Discount note 10/01/03..........      7,200
                                                                              --------
  SHARES
----------
             WARRANTS -- 0.1%
             INDIA -- 0.1%
               (Cost $1,009)
   108,200   Reliance Industries
               Expire 09/02/04@............................................      1,051
                                                                              --------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 9.2%
         7   iShares MSCI EAFE Index Fund(a)...............................        772
       248   iShares MSCI Taiwan Index Fund(a).............................      2,720
    68,061   Nations Cash Reserves, Capital Class Shares#..................     68,061

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


  SHARES                                                                        VALUE
  (000)                                                                         (000)
---------------------------------------------------------------------------------------
             INVESTMENT COMPANIES -- (CONTINUED)
       Dw1   Tracker Fund of Hong Kong.....................................   $      1
      0+++   XMTCH on SMI..................................................          4
                                                                              --------
             TOTAL INVESTMENT COMPANIES
               (Cost $71,601)..............................................     71,558
                                                                              --------
             TOTAL INVESTMENTS
               (Cost $761,498*)..................................     108.3%   838,592
                                                                              --------
             OTHER ASSETS AND
               LIABILITIES (NET).................................      (8.3)%
             Foreign cash (cost $2,038)....................................   $  2,018
             Unrealized appreciation on forward foreign exchange
               contracts...................................................      1,317
             Receivable for investment securities sold.....................     10,092
             Receivable for Fund shares sold...............................          2
             Dividends receivable..........................................      3,080
             Interest receivable...........................................         17
             Receivable from investment adviser............................         66
             Unrealized depreciation on forward foreign exchange
               contracts...................................................     (2,118)
             Collateral on securities loaned...............................    (65,248)
             Payable for Fund shares redeemed..............................         (6)
             Investment advisory fee payable...............................       (515)
             Administration fee payable....................................       (142)
             Shareholder servicing and distribution fees payable...........        (13)
             Due to custodian..............................................     (3,356)
             Payable for investment securities purchased...................     (9,235)
             Accrued Trustees' fees and expenses...........................       (129)
             Accrued expenses and other liabilities........................       (259)
                                                                              --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (64,429)
                                                                              --------
             NET ASSETS..........................................     100.0%  $774,163
                                                                              ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $  8,057
             Accumulated net realized loss on investments sold and currency
               contracts...................................................   (203,705)
             Net unrealized appreciation of investments and currency
               contracts...................................................     76,404
             Paid-in capital...............................................    893,407
                                                                              --------
             NET ASSETS....................................................   $774,163
                                                                              ========
                                                                               VALUE
---------------------------------------------------------------------------------------
             wPRIMARY A SHARES:
             Net asset value, offering and redemption price per share
               ($742,004,671 / 73,958,292 shares outstanding)..............     $10.03
                                                                              ========
             INVESTOR A SHARES:
             Net asset value and redemption price per share
               ($22,351,830 / 2,252,170 shares outstanding)................      $9.92
                                                                              ========



             Maximum sales charge..........................................      5.75%
             Maximum offering price per share..............................     $10.53



             INVESTOR B SHARES:
             Net asset value and offering price per share&
               ($8,363,853 / 895,083 shares outstanding)...................      $9.34
                                                                              ========
             INVESTOR C SHARES:
             Net asset value and offering price per share&
               ($1,442,799 / 155,902 shares outstanding)...................      $9.25
                                                                              ========

---------------

  * Federal income tax information (see Note 9).

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  !!Non-income producing security.

  & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 +  Amount represents less than 0.1%.

 ++ Amount represents less than $500.

+++ Amount represents less than 500 shares.

 #  Money market mutual fund registered under the Investment
    Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $65,248.

 (a)All or a portion of security was on loan at September 30, 2003.
    The aggregate cost and market value of securities on loan at September 30, 2003 is $51,388 and $61,522, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
GDR  --   Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations International Equity Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          12.7%   $        99,089
Telecommunications services.................................           6.8             53,726
Pharmaceuticals.............................................           6.7             52,023
Automotive..................................................           5.6             43,545
Integrated oil..............................................           5.5             42,661
Electronics.................................................           5.1             39,144
Semiconductors..............................................           3.8             29,082
Broadcasting and cable......................................           3.5             27,462
Investment services.........................................           3.5             27,340
Computers and office equipment..............................           2.8             21,357
Food products...............................................           2.7             20,982
Insurance...................................................           2.6             20,093
Airlines....................................................           2.3             17,751
Diversified electronics.....................................           2.3             17,429
Metal and mining............................................           2.2             17,321
Media.......................................................           1.7             12,928
Electric power -- Non nuclear...............................           1.6             12,590
Beverages...................................................           1.6             12,207
Financial services..........................................           1.4             10,537
Networking and telecommunications equipment.................           1.2              9,315
Other.......................................................          21.3            162,957
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          96.9            749,539
FOREIGN BONDS AND NOTES.....................................           0.5              3,484
PREFERRED STOCKS............................................           0.7              5,760
WARRANTS....................................................           0.1              1,051
SHORT TERM INVESTMENTS......................................           0.9              7,200
INVESTMENT COMPANIES........................................           9.2             71,558
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         108.3            838,592
OTHER ASSETS AND LIABILITIES (NET)..........................          (8.3)           (64,429)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       774,163
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             COMMON STOCKS -- 91.1%
             AUSTRALIA -- 2.9%
   205,194   The News Corporation Ltd., ADR(a).............................   $  6,730
                                                                              --------
             AUSTRIA -- 1.0%
    24,131   Erste Bank der oesterreichischen Sparkassen AG................      2,441
                                                                              --------
             BERMUDA -- 2.7%
 1,277,000   Esprit Holdings Ltd. .........................................      3,884
   206,400   Golar LNG-Ltd.!!..............................................      2,326
                                                                              --------
                                                                                 6,210
                                                                              --------
             BRAZIL -- 2.4%
    59,598   Companhia Vale do Rio Doce....................................      2,433
   164,654   Unibanco Holdings GDR.........................................      3,260
                                                                              --------
                                                                                 5,693
                                                                              --------
             CAYMAN ISLANDS -- 1.0%
   656,000   ASM Pacific Technology Ltd. ..................................      2,219
                                                                              --------
             CHINA -- 1.8%
   120,674   CNOOC Ltd., ADR(a)............................................      4,148
                                                                              --------
             FRANCE -- 2.4%
   156,909   Credit Agricole SA............................................      3,057
   174,908   JC Decaux SA!!................................................      2,459
                                                                              --------
                                                                                 5,516
                                                                              --------
             GERMANY -- 5.6%
   236,795   Bayerische Motoren Werke (BMW) AG.............................      8,947
    33,999   SAP AG........................................................      4,157
                                                                              --------
                                                                                13,104
                                                                              --------
             HONG KONG -- 2.7%
 1,476,000   Cathay Pacific Airways........................................      2,497
   473,000   Sun Hung Kai Properties.......................................      3,833
                                                                              --------
                                                                                 6,330
                                                                              --------
             HUNGARY -- 1.1%
   111,318   OTP Bank Rt., ADR@............................................      2,640
                                                                              --------
             IRELAND -- 5.3%
   303,113   Ryanair Holdings plc, ADR!!(a)................................     12,276
                                                                              --------
             JAPAN -- 22.4%
    73,000   CANON Inc. ...................................................      3,568
   679,000   Daiwa Securities..............................................      4,589
   260,000   Mitsui Fudosan Company, Ltd. .................................      2,304
   624,000   Nissan Motor Company, Ltd. ...................................      6,731
       957   NTT DoCoMo, Inc.@.............................................      2,339
   509,000   Sharp Corporation.............................................      7,448
     2,056   SKY Perfect Communications Inc.!!.............................      2,485
   165,800   THK CO., LTD. ................................................      2,853
   548,000   Toshiba Corporation...........................................      2,306
     1,171   UFJ Holdings, Inc. ...........................................      4,602
       217   Yahoo Japan Corporation!!.....................................      3,069

                                                                                VALUE
  SHARES                                                                        (000)
---------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
   169,600   YAMADA DENKI CO., LTD. .......................................   $  5,010
   266,700   YAMAHA CORPORATION............................................      5,049
                                                                              --------
                                                                                52,353
                                                                              --------
             MEXICO -- 1.0%
   827,363   Wal-Mart de Mexico SA de CV, Series V.........................      2,388
                                                                              --------
             NETHERLANDS -- 1.4%
   148,657   Koninklijke (Royal) Philips Electronics NV....................      3,369
                                                                              --------
             RUSSIA -- 2.1%
    67,600   Mobile Telesystems, ADR!!.....................................      4,972
                                                                              --------
             SOUTH KOREA -- 3.0%
    20,660   Samsung Electronics Company, Ltd. ............................      7,042
                                                                              --------
             SPAIN -- 3.0%
   219,961   Corporacion Mapfre, SA........................................      2,400
   190,689   Sogecable, SA!!...............................................      4,586
                                                                              --------
                                                                                 6,986
                                                                              --------
             SWITZERLAND -- 11.4%
   108,183   Roche Holding AG..............................................      8,970
     4,116   Synthes-Stratec, Inc. ........................................      3,647
   169,166   UBS AG........................................................      9,492
    35,106   Zurich Financial Services AG..................................      4,386
                                                                              --------
                                                                                26,495
                                                                              --------
             TAIWAN -- 2.6%
   550,710   Taiwan Semiconductor Manufacturing Company Ltd., ADR!!........      5,964
                                                                              --------
             UNITED KINGDOM -- 11.7%
   462,450   British Sky Broadcasting Group plc!!..........................      4,721
 2,608,157   EMI Group plc.................................................      6,402
   632,752   HSBC Holdings plc.............................................      8,341
   417,303   Marconi Corp plc!!............................................      3,120
   183,946   Royal Bank of Scotland plc@...................................      4,675
                                                                              --------
                                                                                27,259
                                                                              --------
             UNITED STATES -- 3.6%
    77,302   NTL Incorporated!!............................................      3,642
    64,760   Sohu.com Inc.!!...............................................      2,014
   150,348   Wynn Resorts, Ltd.!!..........................................      2,733
                                                                              --------
                                                                                 8,389
                                                                              --------
             TOTAL COMMON STOCKS
               (Cost $185,304).............................................    212,524
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             FOREIGN BONDS AND NOTES -- 0.9%
             UNITED KINGDOM -- 0.9%
$    1,850   Telewest Communication plc,
               11.000% 10/01/07(a).........................................        902

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
  AMOUNT                                                                        VALUE
  (000)                                                                         (000)
---------------------------------------------------------------------------------------
             UNITED KINGDOM -- (CONTINUED)
$    1,200   Telewest Communication plc,
               9.875% 02/01/10(a)..........................................   $    555
     1,700   Telewest Communication plc,
               (0.000%) due 04/15/09
               9.250% beginning 04/15/04...................................        663
                                                                              --------
                                                                                 2,120
                                                                              --------
             TOTAL FOREIGN BONDS AND NOTES
               (Cost $1,275)...............................................      2,120
                                                                              --------

  SHARES
----------
             PREFERRED STOCKS -- 1.6%
             BRAZIL -- 1.6%
               (Cost $3,108)
   176,890   Companhia de Bebidas das Americas, ADR(a).....................      3,830
                                                                              --------
PRINCIPAL
  AMOUNT
  (000)
----------
             SHORT TERM INVESTMENTS -- 7.6%
               (Cost $17,700)
$   17,700   Federal Home Loan Bank (FHLB)
               Discount note 10/01/03......................................     17,700
                                                                              --------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 10.7%
       208   iShares MSCI Taiwan Index Fund................................      2,285
    22,594   Nations Cash Reserves, Capital Class Shares#..................     22,594
                                                                              --------
             TOTAL INVESTMENT COMPANIES
               (Cost $24,944)..............................................     24,879
                                                                              --------

                                                                                VALUE
                                                                                (000)
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $232,331*)..................................     111.9%  $261,053
                                                                              --------
             OTHER ASSETS AND
               LIABILITIES (NET).................................     (11.9)%
             Cash..........................................................   $    997
             Foreign cash (cost $3,812)....................................      3,813
             Unrealized appreciation on forward foreign exchange
               contracts...................................................        382
             Receivable for investment securities sold.....................      1,691
             Dividends receivable..........................................        903
             Unrealized depreciation on forward foreign exchange
               contracts...................................................     (1,170)
             Collateral on securities loaned...............................    (22,567)
             Investment advisory fee payable...............................       (149)
             Administration fee payable....................................        (41)
             Shareholder servicing and distribution fees payable...........         (6)
             Payable for investment securities purchased...................    (11,483)
             Accrued Trustees' fees and expenses...........................        (24)
             Accrued expenses and other liabilities........................        (71)
                                                                              --------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (27,725)
                                                                              --------
             NET ASSETS..........................................     100.0%  $233,328
                                                                              ========
             NET ASSETS CONSIST OF:
             Undistributed net investment income...........................   $    681
             Accumulated net realized loss on investments sold and currency
               contracts...................................................     (1,419)
             Net unrealized appreciation of investments and currency
               contracts...................................................     27,959
             Paid-in capital...............................................    206,107
                                                                              --------
             NET ASSETS....................................................   $233,328
                                                                              ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
---------------------------------------------------------------------------------------
             PRIMARY A SHARES:
             Net asset value, offering and redemption price per share
               ($221,014,386 / 24,691,496 shares outstanding)..............      $8.95
                                                                              ========
             INVESTOR A SHARES:
             Net asset value and redemption price per share
               ($6,215,201 / 700,180 shares outstanding)...................      $8.88
                                                                              ========



             Maximum sales charge..........................................      5.75%
             Maximum offering price per share..............................      $9.42



             INVESTOR B SHARES:
             Net asset value and offering price per share&
               ($4,474,699 / 516,165 shares outstanding)...................      $8.67
                                                                              ========
             INVESTOR C SHARES:
             Net asset value and offering price per share&
               ($1,623,592 / 187,224 shares outstanding)...................      $8.67
                                                                              ========

---------------

 * Federal income tax Information (see Note 9).

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $22,567.

(a)All or a portion of security was on loan at September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $19,799 and $21,843, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt
GDR  --   Global Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Marsico International Opportunities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Commercial banking..........................................          12.5%   $        29,016
Electronics.................................................           9.0             20,876
Broadcasting and cable......................................           7.6             17,578
Automotive..................................................           6.7             15,678
Semiconductors..............................................           6.5             15,225
Airlines....................................................           6.3             14,773
Investment services.........................................           6.0             14,081
Media.......................................................           4.7             10,988
Pharmaceuticals.............................................           3.8              8,970
Telecommunications services.................................           3.1              7,311
Insurance...................................................           2.9              6,786
Real Estate.................................................           2.6              6,137
Computer services...........................................           2.2              5,083
Software....................................................           1.8              4,157
Integrated oil..............................................           1.8              4,148
Apparel and textiles........................................           1.7              3,884
Medical devices and supplies................................           1.6              3,647
Computer and office equipment...............................           1.5              3,568
Networking and telecommunications equipment.................           1.3              3,120
Diversified manufacturing...................................           1.2              2,853
Other.......................................................           6.3             14,645
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          91.1            212,524
FOREIGN BONDS AND NOTES.....................................           0.9              2,120
PREFERRED STOCKS............................................           1.6              3,830
SHORT TERM INVESTMENTS......................................           7.6             17,700
INVESTMENT COMPANIES........................................          10.7             24,879
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         111.9            261,053
OTHER ASSETS AND LIABILITIES (NET)..........................         (11.9)           (27,725)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $       233,328
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                         GLOBAL         INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                                         VALUE              VALUE              EQUITY         OPPORTUNITIES
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of
  $100, $0, $1,133 and $172, respectively).........  $        2,395     $           --     $        9,824     $        1,531
Dividend income from affiliated funds..............              34                 --                 62                 --*
Interest...........................................              --                 --                 48                 63
Securities lending.................................              57                 --                233                 11
Allocated from Portfolio:
Dividends (net of foreign withholding taxes of $0,
  $4,414, $0 and $0, respectively)+................              --             38,221                 --                 --
Dividend income from affiliated funds+.............              --                265                 --                 --
Interest+..........................................              --                  6                 --                 --
Securities lending+................................              --                589                 --                 --
Expenses (net of waiver of $0, $899, $0 and $0,
  respectively)+...................................              --            (12,623)                --                 --
                                                     --------------     --------------     --------------     --------------
    Total investment income........................           2,486             26,458             10,167              1,605
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................           1,006                 --              2,875                676
Administration fee.................................             316              2,382                790                187
Transfer agent fees................................              72                792                112                 23
Custodian fees.....................................              16                 --                180                 47
Legal and audit fees...............................              39                 43                 36                 35
Registration and filing fees.......................              25                  5                 43                 27
Trustees' fees and expenses........................              10                 10                 10                 10
Printing expense...................................              39                178                 26                 30
Other..............................................               1                 --                 35                  2
                                                     --------------     --------------     --------------     --------------
    Subtotal.......................................           1,524              3,410              4,107              1,037
Shareholder servicing and distribution fees:
  Investor A Shares................................              84                746                 28                  5
  Investor B Shares................................             105                446                 40                 19
  Investor C Shares................................             298                680                  7                  6
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................           2,011              5,282              4,182              1,067
Fees reduced by credits allowed by the custodian...              --                 --                 --*                --*
Reimbursement from investment adviser..............              --                 --                (66)                --
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................           2,011              5,282              4,116              1,067
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).......................             475             21,176              6,051                538
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions............................           1,768                 --             13,806              7,312
  Security transactions allocated from
    Portfolio+.....................................              --             (1,489)                --                 --
  Foreign currencies and net other assets..........               1                 --                 66                 63
  Foreign currencies and net other assets allocated
    from Portfolio+................................              --               (447)                --                 --
                                                     --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments............           1,769             (1,936)            13,872              7,375
                                                     --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation)
  of:
  Securities.......................................          63,553                 --            134,075             28,985
  Securities allocated from Portfolio+.............              --            878,912                 --                 --
  Foreign currencies and net other assets..........               5                 --               (248)              (526)
                                                     --------------     --------------     --------------     --------------
Net change in unrealized
  appreciation/(depreciation) of investments.......          63,558            878,912            133,827             28,459
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................          65,327            876,976            147,699             35,834
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $       65,802     $      898,152     $      153,750     $       36,372
                                                     ==============     ==============     ==============     ==============

---------------

+ Allocated from International Value Master Portfolio.

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                        GLOBAL VALUE
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $          475     $          702
Net realized gain/(loss) on investments.....................           1,769              1,452
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          63,558            (60,374)
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................              --                 --
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          65,802            (58,220)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (315)
  Investor A Shares.........................................              --               (153)
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --             (1,037)
  Investor A Shares.........................................              --               (767)
  Investor B Shares.........................................              --               (277)
  Investor C Shares.........................................              --               (776)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          35,719            107,962
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         101,521             46,417
NET ASSETS:
Beginning of period.........................................         164,552            118,135
                                                              --------------     --------------
End of period...............................................  $      266,073     $      164,552
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          658     $          183
                                                              ==============     ==============

---------------

+ Allocated from International Value Master Portfolio and International Equity
  Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

         INTERNATIONAL VALUE                  INTERNATIONAL EQUITY           INTERNATIONAL OPPORTUNITIES
 ------------------------------------    -------------------------------   -------------------------------
       SIX MONTHS                          SIX MONTHS                        SIX MONTHS
          ENDED                              ENDED                             ENDED
         9/30/03         YEAR ENDED         9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
       (UNAUDITED)         3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
----------------------------------------------------------------------------------------------------------

     $       21,176    $       31,279    $        6,051   $        5,898   $          538   $          177
                 --                --            13,872               --            7,375           (6,125)
             (1,936)         (142,717)               --          (76,703)              --               --
                 --                --           133,827               --           28,459           (1,658)
            878,912          (956,728)               --          (59,707)              --               --
     --------------    --------------    --------------   --------------   --------------   --------------
            898,152        (1,068,166)          153,750         (130,512)          36,372           (7,606)
                 --           (24,922)               --           (2,879)              --               --
                 --            (5,579)               --              (97)              --               --
                 --              (142)               --               (8)              --               --
                 --              (377)               --               (1)              --               --
                 --           (12,246)               --               --               --               --
                 --            (5,369)               --               --               --               --
                 --              (645)               --               --               --               --
                 --              (896)               --               --               --               --
           (169,110)          277,667            36,607          196,845           95,940          101,578
     --------------    --------------    --------------   --------------   --------------   --------------
            729,042          (840,675)          190,357           63,348          132,312           93,972
          2,283,823         3,124,498           583,806          520,458          101,016            7,044
     --------------    --------------    --------------   --------------   --------------   --------------
     $    3,012,865    $    2,283,823    $      774,163   $      583,806   $      233,328   $      101,016
     ==============    ==============    ==============   ==============   ==============   ==============
     $       26,754    $        5,578    $        8,057   $        2,006   $          681   $          143
     ==============    ==============    ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                             GLOBAL VALUE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,778     $16,703        6,588    $ 57,869
  Issued as reinvestment of dividends.......................      --          --           30         256
  Redeemed**................................................    (784)     (7,030)      (3,354)    (28,171)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     994     $ 9,673        3,264    $ 29,954
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,380     $21,974        6,314    $ 56,683
  Shares issued upon conversion from Investor B shares......       3          32            3          22
  Issued as reinvestment of dividends.......................      --          --           55         462
  Redeemed**................................................    (722)     (6,641)      (2,315)    (19,525)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,661     $15,365        4,057    $ 37,642
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................     488     $ 4,501        1,439    $ 13,050
  Issued as reinvestment of dividends.......................      --          --           20         172
  Shares redeemed upon conversion into Investor A shares....      (4)        (32)          (3)        (22)
  Redeemed**................................................     (94)       (861)        (436)     (3,465)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     390     $ 3,608        1,020    $  9,735
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................   1,305     $11,924        4,175    $ 37,489
  Issued as reinvestment of dividends.......................      --          --           56         486
  Redeemed**................................................    (540)     (4,851)        (905)     (7,344)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     765     $ 7,073        3,326    $ 30,631
                                                               =====     =======       ======    ========
  Total net increase/(decrease).............................   3,810     $35,719       11,667    $107,962
                                                               =====     =======       ======    ========

---------------

 **Net of redemption fees of $0 and $19 for Primary A, $0 and $5 for Investor A,
   $0 and $5 for Investor B and $1 and $2 for Investor C for the six months ended September 30, 2003 and year ended March 31, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

                                                                           INTERNATIONAL VALUE
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    2,074    $  31,324       48,229    $ 785,138
  Issued as reinvestment of dividends.......................       --           --        1,067       14,895
  Redeemed**................................................  (10,450)    (155,762)     (34,261)    (475,600)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (8,376)   $(124,438)      15,035    $ 324,433
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    4,593    $  67,768       46,873    $ 739,584
  Shares issued upon conversion from Investor B shares......        2           36           55          684
  Issued as reinvestment of dividends.......................       --           --          551        7,900
  Redeemed**................................................   (6,294)     (92,877)     (54,055)    (806,150)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,699)   $ (25,073)      (6,576)   $ (57,982)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       13    $     184          956    $  15,663
  Issued as reinvestment of dividends.......................       --           --           40          636
  Shares redeemed upon conversion into Investor A shares....       (2)         (36)         (56)        (684)
  Redeemed**................................................     (442)      (6,397)      (1,655)     (22,649)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (431)   $  (6,249)        (715)   $  (7,034)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       90    $   1,312        2,753    $  44,942
  Issued as reinvestment of dividends.......................       --           --           53          811
  Redeemed**................................................   (1,016)     (14,662)      (2,046)     (27,503)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (926)   $ (13,350)         760    $  18,250
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (11,432)   $(169,110)       8,504    $ 277,667
                                                              =======    =========      =======    =========

---------------

 **Net of redemption fees of $8 and $29 for Primary A, $0 and $1 for Investor A,
   $0 and $0 for Investor B, and $0 and $0 for Investor C for the six months ended September 30, 2003 and year ended March 31, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                           INTERNATIONAL EQUITY
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   27,167    $ 247,107      106,515    $ 984,896
  Issued in exchange for assets of Bank of America
    International Equity Fund (Note 10).....................       --           --       10,430       97,940
  Issued as reinvestment of dividends.......................       --           --          197        1,825
  Redeemed**................................................  (22,707)    (208,553)     (92,884)    (877,690)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................    4,460    $  38,554       24,258    $ 206,971
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    1,354    $  12,506       32,768    $ 317,343
  Shares issued upon conversion from Investor B shares......       --           --          282        2,416
  Issued as reinvestment of dividends.......................       --           --            7           69
  Redeemed**................................................   (1,481)     (13,928)     (33,597)    (326,005)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (127)   $  (1,422)        (540)   $  (6,177)
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       30    $     262          107    $     932
  Issued as reinvestment of dividends.......................       --           --            1            8
  Shares redeemed upon conversion into Investor A shares....       --           --         (297)      (2,416)
  Redeemed**................................................      (78)        (677)        (328)      (2,839)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (48)   $    (415)        (517)   $  (4,315)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       73    $     637          212    $   1,644
  Issued as reinvestment of dividends.......................       --           --           --*           1
  Redeemed**................................................      (85)        (747)        (173)      (1,279)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (12)   $    (110)          39    $     366
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................    4,273    $  36,607       23,240    $ 196,845
                                                              =======    =========      =======    =========

---------------

 * Amount represents less than 500 shares and/or $500, as applicable.

 **Net of redemption fees of $6 and $166 for Primary A, $0 and $164 for Investor
   A, $0 and $1 for Investor B, and $7 and $18 for Investor C for the six months ended September 30, 2003 and year ended March 31, 2003, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

                                                                     INTERNATIONAL OPPORTUNITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  12,508    $103,576      14,397    $107,238
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................  (1,442)    (12,135)     (1,094)     (8,160)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  11,066    $ 91,441      13,303    $ 99,078
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     449    $  3,808         240    $  1,799
  Shares issued upon conversion from Investor B shares......      --          --           1           9
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................     (76)       (647)        (96)       (734)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     373    $  3,161         145    $  1,074
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     128    $  1,031         249    $  1,834
  Issued as reinvestment of dividends.......................      --          --          --          --
  Shares redeemed upon conversion into Investor A shares....      --          --          (1)         (9)
  Redeemed..................................................     (21)       (176)        (76)       (564)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     107    $    855         172    $  1,261
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      78    $    640          75    $    561
  Issued as reinvestment of dividends.......................      --          --          --          --
  Redeemed..................................................     (19)**     (157)        (53)       (396)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      59    $    483          22    $    165
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  11,605    $ 95,940      13,642    $101,578
                                                              ======    ========      ======    ========

---------------

 **Net of redemption fees of $2 for the six months ended September 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
GLOBAL VALUE:
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.21         $ 0.04            $ 2.77            $ 2.81           $   --         $   --
Year ended 3/31/2003#.......      10.50           0.07             (3.16)            (3.09)           (0.04)         (0.16)
Period ended 3/31/2002*#....      10.00           0.06              0.47              0.53            (0.01)         (0.02)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.18         $ 0.03            $ 2.76            $ 2.79           $   --         $   --
Year ended 3/31/2003#.......      10.47           0.05             (3.15)            (3.10)           (0.03)         (0.16)
Period ended 3/31/2002*#....      10.00           0.04              0.45              0.49               --##        (0.02)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.11         $(0.01)           $ 2.73            $ 2.72           $   --         $   --
Year ended 3/31/2003#.......      10.40          (0.01)            (3.12)            (3.13)              --          (0.16)
Period ended 3/31/2002*#....      10.00          (0.03)             0.45              0.42               --          (0.02)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $ 7.11         $(0.01)           $ 2.73            $ 2.72           $   --         $   --
Year ended 3/31/2003#.......      10.40          (0.01)            (3.12)            (3.13)              --          (0.16)
Period ended 3/31/2002*#....      10.00          (0.03)             0.45              0.42               --          (0.02)

---------------

 * Global Value Primary A, Investor A, Investor B and Investor C Shares commenced operation on April 16, 2001.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

                                                                                                                   WITHOUT WAIVERS
                                                                                                                   AND/OR EXPENSE
                                                                                                                   REIMBURSEMENTS
                                                                                                                   --------------
                                                                           RATIO OF       RATIO OF                    RATIO OF
                 NET INCREASE                                NET ASSETS    OPERATING   NET INVESTMENT                 OPERATING
    TOTAL        IN NET ASSET       NET ASSET                  END OF     EXPENSES TO  INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
DIVIDENDS AND     VALUE FROM          VALUE        TOTAL       PERIOD     AVERAGE NET    TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   REDEMPTION FEES   END OF PERIOD   RETURN++     (000)        ASSETS       NET ASSETS      RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------

   $   --            $  --           $10.02         38.97%    $89,690      1.36%+         0.87%+         13%            1.36%+
    (0.20)              --             7.21        (29.77)     57,373      1.40           0.87            15            1.40
    (0.03)              --            10.50          5.24      49,246      1.40(a)+       0.66+           19            1.63(a)+
   $   --            $  --           $ 9.97         38.86%    $81,959      1.61%+         0.62%+         13%            1.61%+
    (0.19)              --             7.18        (29.98)     47,111      1.65           0.62            15            1.65
    (0.02)              --            10.47          4.92      26,172      1.65(a)+       0.41+           19            1.88(a)+
   $   --            $  --           $ 9.83         38.26%    $25,009      2.36%+        (0.13)%+        13%            2.36%+
    (0.16)              --             7.11        (30.41)     15,310      2.40          (0.13)           15            2.40
    (0.02)              --            10.40          4.18      11,804      2.40(a)+      (0.34)+          19            2.63(a)+
   $   --            $  --##         $ 9.83         38.26%    $69,415      2.36%+        (0.13)%+        13%            2.36%+
    (0.16)              --             7.11        (30.41)     44,758      2.40          (0.13)           15            2.40
    (0.02)              --            10.40          4.18      30,914      2.40(a)+      (0.34)+          19            2.63(a)+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
INTERNATIONAL VALUE***
PRIMARY A SHARES*
Six months ended 9/30/2003#
  (unaudited)...............     $11.65          $0.12            $ 4.56            $ 4.68           $   --         $   --
Year ended 3/31/2003#.......      16.67           0.16             (4.92)            (4.76)           (0.17)         (0.09)
Year ended 3/31/2002#.......      17.30           0.22             (0.29)            (0.07)           (0.20)         (0.36)
Year ended 3/31/2001........      18.78           0.32             (0.39)            (0.07)           (0.21)         (1.20)
Year ended 3/31/2000#.......      14.45           0.37              4.73              5.10            (0.28)         (0.49)
Period ended 3/31/1999#.....      15.53           0.16              0.28              0.44            (0.18)         (1.34)
Period from 11/30/1997 to
  5/15/1998.................      13.17           0.09              2.56              2.65               --          (0.29)
INVESTOR A SHARES*
Six months ended 9/30/2003#
  (unaudited)...............     $11.62          $0.10            $ 4.54            $ 4.64           $   --         $   --
Year ended 3/31/2003#.......      16.61           0.15             (4.92)            (4.77)           (0.13)         (0.09)
Year ended 3/31/2002#.......      17.26           0.18             (0.29)            (0.11)           (0.18)         (0.36)
Year ended 3/31/2001........      18.77           0.27             (0.39)            (0.12)           (0.19)         (1.20)
Year ended 3/31/2000#.......      14.43           0.36              4.72              5.08            (0.25)         (0.49)
Period ended 3/31/1999#.....      15.44           0.14              0.36              0.50            (0.17)         (1.34)
Period from 11/30/1997 to
  5/15/1998.................      13.13           0.08              2.52              2.60               --          (0.29)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $11.47          $0.05            $ 4.48            $ 4.53           $   --         $   --
Year ended 3/31/2003#.......      16.39           0.03             (4.84)            (4.81)           (0.02)         (0.09)
Year ended 3/31/2002#.......      17.07           0.07             (0.30)            (0.23)           (0.09)         (0.36)
Year ended 3/31/2001........      18.64           0.16             (0.40)            (0.24)           (0.13)         (1.20)
Year ended 3/31/2000#.......      14.40           0.22              4.66              4.88            (0.15)         (0.49)
Period ended 3/31/1999**#...      14.33           0.06              0.76              0.82            (0.13)         (0.62)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited)...............     $11.46          $0.05            $ 4.47            $ 4.52           $   --         $   --
Year ended 3/31/2003#.......      16.39           0.02             (4.82)            (4.80)           (0.04)         (0.09)
Year ended 3/31/2002#.......      17.07           0.04             (0.27)            (0.23)           (0.09)         (0.36)
Year ended 3/31/2001........      18.65           0.16             (0.41)            (0.25)           (0.13)         (1.20)
Year ended 3/31/2000#.......      14.41           0.21              4.69              4.90            (0.17)         (0.49)
Period ended 3/31/1999**#...      13.33           0.06              1.77              1.83            (0.13)         (0.62)

---------------

  * The financial information for the fiscal periods through May 22, 1998 reflect the financial information for the Emerald International Equity Funds Institutional and Retail Shares, which were reorganized into the International Value Primary A and Investor A Shares, respectively, as of May 22, 1998.

 ** International Value Investor B and Investor C Shares commenced operations on
    May 22, 1998 and June 15, 1998, respectively.

 ***The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Value Master Portfolio.

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure.

 (a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

                                                                                                                  WITHOUT WAIVERS
                                                                                                                  AND/OR EXPENSE
                                                                                                                  REIMBURSEMENTS
                                                                                                                  ---------------
                                                                           RATIO OF    RATIO OF NET                  RATIO OF
                 NET INCREASE                                NET ASSETS    OPERATING    INVESTMENT                   OPERATING
    TOTAL        IN NET ASSET       NET ASSET                  END OF      EXPENSES    INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
DIVIDENDS AND     VALUE FROM          VALUE        TOTAL       PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER        AVERAGE
DISTRIBUTIONS   REDEMPTION FEES   END OF PERIOD   RETURN++     (000)      NET ASSETS    NET ASSETS      RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

   $   --            $  --##         $16.33         40.17%   $2,126,542    1.14%+         1.60%+         --          1.20%+
    (0.26)              --            11.65        (28.81)    1,614,750    1.17           1.16           --          1.23
    (0.56)              --            16.67         (0.18)    2,059,558    1.19           1.36           --          1.23
    (1.41)              --            17.30         (0.50)    1,163,899    1.13           1.89           --          1.23
    (0.77)              --            18.78         36.03       600,589    1.24(a)        2.11           12%###      1.34(a)
    (1.52)              --            14.45          1.48       142,546    1.30+          1.36+          44          1.39+
    (0.29)              --            15.53         20.54       119,412    1.25+          2.06+          88          1.26+
   $   --            $  --           $16.26         39.93%   $  647,398    1.39%+         1.35%+         --          1.45%+
    (0.22)              --            11.62        (28.97)      482,196    1.42           0.91           --          1.48
    (0.54)              --            16.61         (0.46)      798,587    1.44           1.11           --          1.48
    (1.39)              --            17.26         (0.72)      353,646    1.38           1.64           --          1.48
    (0.74)              --            18.77         35.86       186,649    1.49(a)        1.86           12%###      1.59(a)
    (1.51)              --            14.43          1.75         5,960    1.55+          1.11+          44          1.64+
    (0.29)              --            15.44         20.22         5,128    1.81+          1.21+          88          1.82+
   $   --            $  --           $16.00         39.49%   $   95,304    2.14%+         0.60%+         --          2.20%+
    (0.11)              --            11.47        (29.54)       73,283    2.17           0.16           --          2.23
    (0.45)              --            16.39         (1.16)      116,374    2.19           0.36           --          2.23
    (1.33)              --            17.07         (1.42)       80,655    2.13           0.89           --          2.23
    (0.64)              --            18.64         34.51        50,999    2.24(a)        1.11           12%###      2.34(a)
    (0.75)              --            14.40          1.25         4,296    2.30+          0.36+          44          2.39+
   $   --            $  --           $15.98         39.44%   $  143,621    2.14%+         0.60%+         --          2.20%+
    (0.13)              --            11.46        (29.52)      113,594    2.17           0.16           --          2.23
    (0.45)              --            16.39         (1.16)      149,979    2.19           0.36           --          2.23
    (1.33)              --            17.07         (1.45)       48,784    2.13           0.89           --          2.23
    (0.66)              --            18.65         34.64        13,725    2.24(a)        1.11           12%###      2.34(a)
    (0.75)              --            14.41          3.98           182    2.30+          0.36+          44          2.39+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY:
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 8.01         $ 0.08            $ 1.94            $ 2.02           $   --         $   --
Year ended 3/31/2003*#........    10.49           0.10             (2.53)            (2.43)           (0.05)            --
Year ended 3/31/2002*#........    11.12           0.09             (0.72)            (0.63)              --##           --
Year ended 3/31/2001*#........    16.74           0.12             (4.47)            (4.35)           (0.11)         (1.16)
Year ended 3/31/2000*#........    14.12           0.10              4.91              5.01            (0.06)         (2.33)
Year ended 3/31/1999#.........    14.81           0.11              0.39              0.50            (0.12)         (1.07)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 7.93         $ 0.07            $ 1.92            $ 1.99           $   --         $   --
Year ended 3/31/2003*#........    10.30           0.08             (2.47)            (2.39)           (0.04)            --
Year ended 3/31/2002*#........    10.95           0.06             (0.71)            (0.65)              --             --
Year ended 3/31/2001*#........    16.51           0.07             (4.38)            (4.31)           (0.09)         (1.16)
Year ended 3/31/2000*#........    13.97           0.06              4.86              4.92            (0.05)         (2.33)
Year ended 3/31/1999*#........    14.67           0.08              0.40              0.48            (0.11)         (1.07)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 7.50         $ 0.03            $ 1.81            $ 1.84           $   --         $   --
Year ended 3/31/2003*#........     9.87           0.02             (2.38)            (2.36)           (0.01)            --
Year ended 3/31/2002*#........    10.56          (0.01)            (0.68)            (0.69)              --             --
Year ended 3/31/2001*#........    16.06             --             (4.27)            (4.27)           (0.07)         (1.16)
Year ended 3/31/2000*#........    13.75          (0.05)             4.72              4.67            (0.03)         (2.33)
Year ended 3/31/1999#.........    14.56          (0.03)             0.38              0.35            (0.09)         (1.07)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 7.43         $ 0.03            $ 1.75            $ 1.78           $   --         $   --
Year ended 3/31/2003*#........     9.63           0.01             (2.33)            (2.32)           (0.01)            --
Year ended 3/31/2002*#........    10.30          (0.01)            (0.66)            (0.67)              --             --
Year ended 3/31/2001*#........    15.72          (0.02)            (4.17)            (4.19)           (0.07)         (1.16)
Year ended 3/31/2000*#........    13.52          (0.03)             4.60              4.57            (0.04)         (2.33)
Year ended 3/31/1999#.........    14.34          (0.03)             0.37              0.34            (0.09)         (1.07)

---------------

   * The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of International Equity Master Portfolio.

  +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 +++ Rate represents the International Equity Master Portfolio.

  # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ##  Amount represents less than $0.01 per share.

### Amount represents results prior to conversion to a master-feeder structure. The portfolio turnover rate for the International Equity Master Portfolio was 48% for the period beginning October 8, 1999 and ending March 31, 2000.

(a) The Reimbursement from Investment Adviser (see note 12) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

                                                                                                                WITHOUT WAIVERS
                                                                                                                AND/OR EXPENSE
                                                                                                                REIMBURSEMENTS
                                                                                                                ---------------
                NET INCREASE                                           RATIO OF     RATIO OF NET                   RATIO OF
                IN NET ASSET                             NET ASSETS   OPERATING      INVESTMENT                    OPERATING
    TOTAL        VALUE FROM      NET ASSET                 END OF      EXPENSES    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
DIVIDENDS AND    REDEMPTION        VALUE        TOTAL      PERIOD     TO AVERAGE     TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS       FEES       END OF PERIOD   RETURN++    (000)      NET ASSETS     NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------

   $   --          $  --##        $10.03        25.22%    $742,005    1.13%+(a)         1.71%+          48%          1.14%+
    (0.05)            --##          8.01       (23.19)     556,619    1.18              1.10           100+++        1.18
       --##           --           10.49        (5.65)     474,738    1.16              0.88            85+++        1.16
    (1.27)            --           11.12       (27.40)     724,572    1.15              0.89            92+++        1.16
    (2.39)            --           16.74        39.85      866,731    1.14              0.69           129###        1.18
    (1.19)            --           14.12         3.68      743,861    1.13              0.79           146           1.13
   $   --          $  --          $ 9.92        25.09%    $ 22,351    1.38%+(a)         1.46%+          48%          1.39%+
    (0.04)          0.06            7.93       (22.71)      18,870    1.43              0.85           100+++        1.43
       --             --           10.30        (5.94)      30,067    1.41              0.63            85+++        1.41
    (1.25)            --           10.95       (27.54)      46,770    1.40              0.64            92+++        1.41
    (2.38)            --           16.51        39.54       43,111    1.39              0.44           129###        1.43
    (1.18)            --           13.97         3.59       12,785    1.38              0.54           146           1.38
   $   --          $  --          $ 9.34        24.53%    $  8,364    2.13%+(a)         0.71%+          48%          2.14%+
    (0.01)            --##          7.50       (23.96)       7,068    2.18              0.10           100+++        2.18
       --             --            9.87        (6.53)      14,408    2.16             (0.12)           85+++        2.16
    (1.23)            --           10.56       (28.11)      20,747    2.15             (0.11)           92+++        2.16
    (2.36)            --           16.06        38.14       32,073    2.14             (0.31)          129###        2.18
    (1.16)            --           13.75         2.65       28,266    2.13             (0.21)          146           2.13
   $   --          $0.04          $ 9.25        24.50%    $  1,443    2.13%+(a)         0.71%+          48%          2.14%+
    (0.01)          0.13            7.43       (22.78)       1,249    2.18              0.10           100+++        2.18
       --             --            9.63        (6.50)       1,245    2.16             (0.12)           85+++        2.16
    (1.23)            --           10.30       (28.22)       1,166    2.15             (0.11)           92+++        2.16
    (2.37)            --           15.72        38.12          987    2.14             (0.31)          129###        2.18
    (1.16)            --           13.52         2.63          824    2.13             (0.21)          146           2.13

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                 NET ASSET                    NET REALIZED     NET INCREASE/     NET INCREASE
                                   VALUE          NET        AND UNREALIZED    (DECREASE) IN     IN NET ASSET       NET ASSET
                                 BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE     VALUE FROM          VALUE
                                 OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS   REDEMPTION FEES   END OF PERIOD
                                 ----------------------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.98        $ 0.03           $ 1.94           $ 1.97             $  --            $8.95
Year ended 3/31/2003#.........      8.36          0.04            (1.42)           (1.38)               --             6.98
Year ended 3/31/2002#.........      8.03         (0.01)            0.34             0.33                --             8.36
Period ended 3/31/2001*#......     10.00            --##          (1.97)           (1.97)               --             8.03
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.93        $ 0.02           $ 1.93           $ 1.95             $  --            $8.88
Year ended 3/31/2003#.........      8.32          0.01            (1.40)           (1.39)               --             6.93
Year ended 3/31/2002#.........      8.01         (0.01)            0.32             0.31                --             8.32
Period ended 3/31/2001*#......     10.00         (0.01)           (1.98)           (1.99)               --             8.01
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.79        $(0.01)          $ 1.89           $ 1.88             $  --            $8.67
Year ended 3/31/2003#.........      8.22         (0.04)           (1.39)           (1.43)               --             6.79
Year ended 3/31/2002#.........      7.97         (0.07)            0.32             0.25                --             8.22
Period ended 3/31/2001*#......     10.00         (0.08)           (1.95)           (2.03)               --             7.97
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................    $ 6.80        $(0.01)          $ 1.87           $ 1.86             $0.01            $8.67
Year ended 3/31/2003#.........      8.22         (0.05)           (1.37)           (1.42)               --             6.80
Year ended 3/31/2002#.........      7.97         (0.07)            0.32             0.25                --             8.22
Period ended 3/31/2001*#......     10.00         (0.09)           (1.94)           (2.03)               --             7.97

---------------

 * International Opportunities Primary A, Investor A, Investor B and Investor C Shares commenced operations on August 1, 2000.

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

                                                                      WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                      ----------------
                            RATIO OF       RATIO OF NET                   RATIO OF
           NET ASSETS       OPERATING       INVESTMENT                   OPERATING
             END OF        EXPENSES TO     INCOME/(LOSS)  PORTFOLIO     EXPENSES TO
 TOTAL       PERIOD        AVERAGE NET      TO AVERAGE    TURNOVER        AVERAGE
RETURN++     (000)           ASSETS         NET ASSETS      RATE         NET ASSETS
--------------------------------------------------------------------------------------

  28.22%    $221,014          1.23%+(a)         0.74%+        81%           1.23%+(a)
 (16.51)      95,093          1.48(a)           0.58         193            1.80(a)
   4.11        2,700          1.42(a)(b)       (0.08)        307            4.02(a)
 (19.70)       1,477          1.47+             0.12+        442            6.28+
  28.14%    $  6,215          1.48%+(a)         0.49%+        81%           1.48%+(a)
 (16.71)       2,272          1.73(a)           0.33         193            2.05(a)
   3.87        1,526          1.67(a)(b)       (0.33)        307            4.27(a)
 (19.90)       2,797          1.72+            (0.13)+       442            6.53+
  27.69%    $  4,475          2.23%+(a)        (0.26)%+       81%           2.23%+(a)
 (17.40)       2,782          2.48(a)          (0.42)        193            2.80(a)
   3.14        1,951          2.42(a)(b)       (1.08)        307            5.02(a)
 (20.30)       2,031          2.47+            (0.88)+       442            7.28+
  27.50%    $  1,624          2.23%+(a)        (0.26)%+       81%           2.23%+(a)
 (17.27)         869          2.48(a)          (0.42)        193            2.80(a)
   3.14          869          2.42(a)(b)       (1.08)        307            5.02(a)
 (20.30)         974          2.47+            (0.88)+       442            7.28+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to the international stock portfolios of Funds
Trust: Global Value Fund, International Value Fund, International Equity Fund and International Opportunities Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Subject to certain limited exceptions, International Value Fund is no longer accepting new investments from current or prospective investors. Please see the Fund's current prospectus for more information. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

International Value Fund (the "Feeder Fund") seeks to achieve its investment objective by investing substantially all of its assets in International Value Master Portfolio (the "Master Portfolio"), a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolio has the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Fund's investments in the Master Portfolio included in the Statements of net assets reflects the Feeder Fund's proportionate beneficial interests in the net assets of the Master Portfolio (83.5% for International Value Master Portfolio at September 30, 2003). The financial statements of the Master Portfolio, including its schedule of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

International Equity Fund and International Opportunities Fund operate in a master-feeder structure. The Funds seek to achieve their investment objective by investing substantially all of their assets in International Equity Master Portfolio and International Opportunities Master Portfolio of the Master Trust, which has the same investment objective as the Feeder Funds. Because the value of the Funds' investments in the International Equity Master Portfolio and the International Opportunities Master Portfolio as of and for the six months ended September 30, 2003 represented substantially all of the beneficial interests in the International Equity Master Portfolio and the International Opportunities Master Portfolio, the financial statements for the International Equity Fund and the International Opportunities Fund reflect the consolidation of the International Equity Master Portfolio and the International Opportunities Master Portfolio. Separate financial statements for the International Equity Master Portfolio and the International Opportunities Master Portfolio have not been prepared and references in this report to International Equity Fund and International Opportunities Fund should be read to include references to the corresponding Master Portfolios.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Debt securities are generally

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of the Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolio uses valuation policies consistent with those described above.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, and the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Fund records its share of the investment income and realized and unrealized gains and losses reported by the Master Portfolio on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolio based upon the relative value of their investments in the Master Portfolio.

Dividends and distributions to shareholders: Distributions from net investment income, if any, are declared and paid annually. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Fund records its share of the expenses reported by the Master Portfolio on a daily basis. The expenses are allocated daily to investors in the Master Portfolio based upon the relative value of the Feeder Fund's investments in the Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust and Master Trust have entered into investment advisory agreements (the "Investment Advisory Agreements") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the Investment Advisory Agreements, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Global Value................................................     0.90%
International Equity........................................     0.80%
International Opportunities.................................     0.80%

The Feeder Fund indirectly pays for investment advisory and sub-advisory services through its investment in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolio).

Funds Trust has, on behalf of the Global Value Fund, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes") pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the first $1 billion of the Fund's average daily net assets and 0.45% over $1 billion of the Fund's average daily net assets.

The International Equity Fund is a "multi-manager" fund, which means that it is managed by more than one sub-adviser. INVESCO Global Asset Management (N.A.), Inc. ("INVESCO"), Putnam Investment Management, LLC ("Putnam") and Marsico Capital Management, LLC ("Marsico") each manage approximately one-third of the assets of the Fund. Pursuant to the sub-advisory agreement, INVESCO, Putnam and Marsico are entitled to receive a fee from BACAP at the maximum annual rate of 0.65% of the first $60 million, 0.55% of the next $130 million, 0.45% of the next $200 million and 0.40% over $390 million of the Funds' average daily net assets under management.

Master Trust has, on behalf of the International Opportunities Fund, entered into a sub-advisory agreement with BACAP and Marsico Capital Management, LLC ("Marsico"), a wholly-owned subsidiary of Bank of America, pursuant to which Marsico is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.45% of the Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of Global Value Fund, International Equity Fund and International Opportunities Fund. International Value Fund pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.14% (annualized) of the Funds' average daily net assets (net of sub-administrator fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense, shareholder servicing and distribution fees) exceed an annual rate of 1.40% of Global Value Fund's average daily net assets and 1.50% of International Opportunities Fund's average daily net assets. There is no guarantee that these expense limitations will continue after this date.

BACAP is entitled to recover from Global Value Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the Global Value Fund to exceed the expense limitation in effect at the time of recovery.

At September 30, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                                  POTENTIAL AMOUNT     POTENTIAL AMOUNT     POTENTIAL AMOUNT     AMOUNT RECOVERED
                                                  TO RECOVER WITHIN    TO RECOVER WITHIN    TO RECOVER WITHIN     DURING PERIOD
                                                       3 YEARS              3 YEARS              3 YEARS              ENDED
                                                    AS OF 9/30/03        AS OF 3/31/03        AS OF 3/31/02          9/30/03
                                                  -------------------------------------------------------------------------------
Global Value....................................        $  --                $  --                $  --              $69,678

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of the Funds were reduced by $442 under expense offset arrangements with BNY. The Funds could have invested a portion of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% attributable to the net assets of the Primary A shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $28,888 for providing such services and is included in "Transfer agent fees" in the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Global Value................................................      $ 13           $--           $18            $6
International Value.........................................         7            25            94             3
International Equity........................................        --             1             2             4
International Opportunities.................................       351            --             4             1

The Funds are also entitled to a 2% redemption fee on the proceeds of Fund shares that are purchased after August 1, 2002 and are redeemed (either by selling shares or exchanging into another Fund) within 90 days of their purchase. The redemption fee is designed to offset brokerage commissions and other costs associated with short term trading in and out of Funds. The redemption fees are included as an increase to Paid in capital on the Statements of net assets and as a decrease to shares redeemed in the Schedules of capital stock activity. For the six months ended September 30, 2003, the Funds received the following in redemption fees:

                                                                                REDEMPTION FEE
                                                                                     (000)
                                                              ---------------------------------------------------
FUND                                                          PRIMARY A    INVESTOR A    INVESTOR B    INVESTOR C
-----------------------------------------------------------------------------------------------------------------
Global Value................................................    $  --        $  --         $  --         $   1
International Value.........................................        8           --            --            --
International Equity........................................        6           --            --             7
International Opportunities.................................       --           --            --             2

No officer, director or employee of Bank of America or BACAP Distributors, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

A significant portion of each Fund's Primary Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

The Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                              CURRENT        PLAN
                                                               RATE         LIMIT
                                                              ---------------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................   0.25%         0.25%
Investor B and Investor C Shareholder Servicing Plans.......   0.25%         0.25%
Investor B and Investor C Distribution Plans................   0.75%         0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                               PURCHASES          SALES
                                                                 (000)            (000)
                                                              ---------------------------
Global Value................................................    $ 55,435         $ 27,831
International Equity........................................     382,901          327,284
International Opportunities.................................     219,786          126,822

There were no purchases or sales of long-term U.S. government securities for the six months ended September 30, 2003.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the International Equity Fund and International Opportunities Fund had the following forward foreign currency contracts outstanding:

                                                                                     VALUE OF
                                                                   VALUE OF          CONTRACT                        UNREALIZED
                                                                   CONTRACT            WHEN        MARKET VALUE    APPRECIATION/
                                                                 WHEN OPENED          OPENED       OF CONTRACT     (DEPRECIATION)
                                             LOCAL             (LOCAL CURRENCY)    (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                 CURRENCY                (000)             (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND:
CONTRACTS TO BUY:
Expiring December 17, 2003.........    Australian Dollar                930          $    600        $    624         $    24
Expiring December 17, 2003.........    Australian Dollar              2,710             1,748           1,819              71
Expiring December 17, 2003.........    Australian Dollar              1,394               899             936              37
Expiring December 17, 2003.........    Australian Dollar              3,175             2,048           2,131              83
Expiring December 17, 2003.........    Australian Dollar                465               300             312              12
Expiring December 17, 2003.........    Australian Dollar                465               300             312              12
Expiring December 17, 2003.........    Australian Dollar              1,349               854             906              52
Expiring December 17, 2003.........    Australian Dollar              1,349               854             905              51
Expiring December 17, 2003.........     Canadian Dollar               1,702             1,211           1,257              46
Expiring December 17, 2003.........       Swiss Franc                11,211             8,311           8,507             196
Expiring December 17, 2003.........           Euro                    1,068             1,161           1,241              80
Expiring December 17, 2003.........           Euro                   13,805            15,815          16,041             226
Expiring December 17, 2003.........  British Pound Sterling           2,251             3,515           3,719             204
Expiring December 17, 2003.........  British Pound Sterling           5,361             8,798           8,857              59
Expiring December 17, 2003.........       Japanese Yen              143,931             1,229           1,292              63
Expiring December 17, 2003.........    Mexican Nuevo Peso             6,536               590             587              (3)
Expiring December 17, 2003.........    Mexican Nuevo Peso             6,536               588             587              (1)
Expiring December 17, 2003.........    Mexican Nuevo Peso             8,197               739             736              (3)
Expiring December 17, 2003.........    Mexican Nuevo Peso             2,732               246             245              (1)
Expiring December 17, 2003.........     Norwegian Krone               8,781             1,155           1,240              85
                                                                                                                      -------
  Net unrealized appreciation......                                                                                   $ 1,293
                                                                                                                      -------
CONTRACTS TO SELL:
Expiring December 17, 2003.........     Canadian Dollar              (1,702)         $ (1,240)       $ (1,257)        $   (17)
Expiring December 17, 2003.........       Swiss Franc                (3,265)           (2,317)         (2,477)           (160)
Expiring December 17, 2003.........       Swiss Franc               (11,211)           (8,076)         (8,507)           (431)
Expiring December 17, 2003.........           Euro                   (2,643)           (2,855)         (3,072)           (217)
Expiring December 17, 2003.........           Euro                     (568)             (613)           (659)            (46)
Expiring December 17, 2003.........           Euro                   (1,171)           (1,304)         (1,361)            (57)
Expiring December 17, 2003.........           Euro                  (13,805)          (15,399)        (16,041)           (642)
Expiring December 17, 2003.........  British Pound Sterling          (5,361)           (8,460)         (8,857)           (397)
Expiring December 17, 2003.........       Japanese Yen             (143,931)           (1,230)         (1,292)            (62)
Expiring December 17, 2003.........    Mexican Nuevo Peso           (24,000)           (2,171)         (2,155)             16
Expiring December 17, 2003.........     Norwegian Krone              (8,781)           (1,159)         (1,240)            (81)
                                                                                                                      -------
  Net unrealized depreciation......                                                                                   $(2,094)
                                                                                                                      -------
  Total net unrealized
    depreciation...................                                                                                   $  (801)
                                                                                                                      =======
INTERNATIONAL OPPORTUNITIES FUND:
CONTRACTS TO BUY:
Expiring December 17, 2003.........       Swiss Franc                 9,032          $  6,695        $  6,853         $   158
Expiring December 17, 2003.........           Euro                   10,852            12,433          12,610             177
Expiring December 17, 2003.........  British Pound Sterling           4,311             7,076           7,123              47
                                                                                                                      -------
  Net unrealized appreciation......                                                                                   $   382
                                                                                                                      -------

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                     VALUE OF
                                                                   VALUE OF          CONTRACT                        UNREALIZED
                                                                   CONTRACT            WHEN        MARKET VALUE    APPRECIATION/
                                                                 WHEN OPENED          OPENED       OF CONTRACT     (DEPRECIATION)
                                             LOCAL             (LOCAL CURRENCY)    (US DOLLARS)    (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                 CURRENCY                (000)             (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL:
Expiring December 17, 2003.........       Swiss Franc                (9,032)         $ (6,507)       $ (6,853)        $  (346)
Expiring December 17, 2003.........           Euro                  (10,852)          (12,106)        (12,610)           (504)
Expiring December 17, 2003.........  British Pound Sterling          (4,311)           (6,803)         (7,123)           (320)
                                                                                                                      -------
  Net unrealized depreciation......                                                                                   $(1,170)
                                                                                                                      -------
  Total net unrealized
    depreciation...................                                                                                   $  (788)
                                                                                                                      =======

6.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Fund Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

7.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
                                                                 (000)          RATE
                                                              ------------------------
International Equity Fund...................................      $39           1.56%

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
FUND                                                                (000)               (000)
--------------------------------------------------------------------------------------------------
Global Value................................................       $15,778             $16,827
International Equity........................................        61,522              65,248
International Opportunities.................................        21,843              22,567

9.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                    NET TAX        ON DERIVATIVES
                                                    COST OF                                        UNREALIZED       AND FOREIGN
                                                  INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/      CURRENCY AND
                                                    FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)      NET OTHER
                                                   PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS        ASSETS
FUND                                                 (000)          (000)           (000)            (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
Global Value....................................   $271,681        $25,700         $(19,126)       $   6,574           $   8
International Value.............................        N/A*           N/A*             N/A*        (234,065)              5
International Equity............................    761,498         99,988          (22,894)          77,094            (690)
International Opportunities.....................    232,331         29,688             (966)          28,722            (763)

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                                 2007           2009           2010           2011
FUND                                                             (000)          (000)          (000)          (000)
----------------------------------------------------------------------------------------------------------------------
International Value.........................................     $  --          $ --         $     --        $75,615
International Equity........................................        --            --          128,015         51,782
International Opportunities.................................        --           166            2,333          1,377

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                                  CAPITAL           CURRENCY
                                                              LOSSES DEFERRED    LOSSES DEFERRED
FUND                                                               (000)              (000)
------------------------------------------------------------------------------------------------
Global Value................................................      $   277             $ --
International Value.........................................       66,355               27
International Equity........................................       16,709              750
International Opportunities.................................        2,358              230

10.  REORGANIZATIONS

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Funds Trust listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

FUND                                         REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
--------------------------------------------------------------------------------------------
International Value                                   International Value
International Equity                                  International Equity
Emerging Markets                                      Emerging Markets

CONVERSION OF COMMON TRUST FUNDS

On July 19, 2002, the International Equity Fund (the "Acquiring Fund"), acquired the net assets of Bank of America International Equity Fund, a common trust fund managed by Bank of America, (the "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized depreciation as of the conversion date were as follows:

                                                             ACQUIRED
                                       TOTAL NET ASSETS        FUND
TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND    UNREALIZED
OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    DEPRECIATION
     (000)               (000)               (000)            (000)
-----------------------------------------------------------------------
    $97,940            $451,505            $549,445          $(8,636)

11.  SUBSEQUENT EVENT

Global Value Fund will no longer accept new investments from current or prospective investors (subject to limited exceptions) after December 31, 2003.

12.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


agreement during the indicated periods as follows: Nations International Equity Fund (May 2001 through July 2003) -- $66,200.

The receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of the impacted Fund.

The receivable described in the preceding paragraphs reflects only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and does not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio Semi-annual Report

                                     SEPTEMBER 30, 2003 (UNAUDITED)

The following pages should be read in conjunction with Nations International Value Fund's Semi-annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             COMMON STOCKS -- 97.3%
             BELGIUM -- 0.6%
   865,400   Interbrew.....................................................   $   21,547
                                                                              ----------
             BERMUDA -- 2.1%
 3,693,380   Tyco International Ltd. ......................................       75,456
                                                                              ----------
             BRAZIL -- 3.5%
   241,760   Brasil Telecom Participacoes SA, ADR(a).......................        9,259
11,414,270   Centrais Eletricas Brasileiras SA, ADR........................       46,398
 1,984,600   Petroleo Brasileiro SA-'A', ADR...............................       42,173
 2,164,000   Tele Norte Leste Participacoes SA, ADR(a).....................       30,166
                                                                              ----------
                                                                                 127,996
                                                                              ----------
             FRANCE -- 5.4%
 7,367,100   Alcatel SA, ADR!!(a)..........................................       87,153
 3,710,000   European Aeronautic Defence and Space Company(a)..............       57,203
   831,400   Renault SA....................................................       49,185
                                                                              ----------
                                                                                 193,541
                                                                              ----------
             GERMANY -- 8.6%
 1,094,000   BASF AG, ADR..................................................       47,873
 2,113,700   Bayerische Hypo-und Vereinsbank AG, ADR!!.....................       35,938
 6,010,800   Deutsche Telekom AG, ADR!!(a).................................       86,796
 1,675,900   E.On AG, ADR(a)...............................................       81,784
 1,289,000   Volkswagen AG.................................................       57,567
                                                                              ----------
                                                                                 309,958
                                                                              ----------
             HONG KONG -- 1.0%
 6,316,000   Swire Pacific, Ltd. 'A', ADR(a)...............................       37,273
                                                                              ----------
             ITALY -- 4.2%
21,867,350   IntesaBci SpA.................................................       66,211
 3,391,281   Telecom Italia SpA, ADR!!.....................................       84,273
                                                                              ----------
                                                                                 150,484
                                                                              ----------
             JAPAN -- 19.8%
 1,535,000   Daiichi Pharmaceutical Company, Ltd.!!........................       24,870
 1,199,825   Hitachi, Ltd., ADR(a).........................................       65,858
     7,621   Japan Tobacco, Inc. ..........................................       49,799
 1,230,000   Komatsu Ltd. .................................................        6,408
 1,904,950   Komatsu Ltd., ADR.............................................       39,697
 7,136,310   Matsushita Electric Industrial Company Ltd., ADR..............       85,350
10,262,000   Mitsubishi Heavy Industries, Ltd. ............................       29,762
11,021,990   Mitsubishi Tokyo Financial Group Inc.(a)......................       70,981
10,133,000   Nippon Mitsubishi Oil Corporation.............................       44,626
 2,571,180   Nippon Telegraph and Telephone Corporation, ADR(a)............       58,212
 1,125,000   Ono Pharmaceutical Company, Ltd. .............................       40,281
 4,231,000   Sankyo Company, Ltd. .........................................       61,695
     2,986   Sumitomo Mitsui Financial Group, Inc.(a)......................       12,028

                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             JAPAN -- (CONTINUED)
10,757,100   Sumitomo Mitsui Financial Group, Inc., ADR(a).................   $   43,331
 1,365,600   TDK Corporation, ADR..........................................       81,117
                                                                              ----------
                                                                                 714,015
                                                                              ----------
             MEXICO -- 4.2%
 3,833,300   America Movil SA de CV 'L', ADR...............................       88,587
 2,023,850   Telefonos de Mexico SA de CV 'L', ADR.........................       61,829
                                                                              ----------
                                                                                 150,416
                                                                              ----------
             NETHERLANDS -- 4.7%
 2,897,290   ABN AMRO Holding NV, ADR(a)...................................       53,513
   970,000   Akzo Nobel NV, ADR............................................       30,410
 9,153,900   Koninklijke Ahold NV!!(a).....................................       87,307
                                                                              ----------
                                                                                 171,230
                                                                              ----------
             NEW ZEALAND -- 1.4%
 2,067,200   Telecom Corporation of New Zealand Ltd., ADR(a)...............       50,481
                                                                              ----------
             PORTUGAL -- 2.1%
 9,556,776   Portugal Telecommunications, SGPS, SA, ADR....................       75,212
                                                                              ----------
             RUSSIA -- 1.4%
   636,870   LUKOIL, ADR...................................................       52,402
                                                                              ----------
             SINGAPORE -- 4.0%
   263,453   DBS Group Holdings Ltd., ADR@.................................        7,864
 8,994,000   Development Bank of Singapore.................................       67,120
 3,464,100   Jardine Matheson Holdings, Ltd., ADR..........................       24,942
 7,142,000   Overseas-Chinese Banking Corporation Ltd. ....................       46,276
                                                                              ----------
                                                                                 146,202
                                                                              ----------
             SOUTH AFRICA -- 1.7%
 4,967,200   SABMiller plc, ADR............................................       39,216
 2,895,450   South African Breweries plc@..................................       22,658
                                                                              ----------
                                                                                  61,874
                                                                              ----------
             SOUTH KOREA -- 4.2%
 5,181,200   Korea Electric Power Corporation, ADR.........................       54,506
 2,914,300   KT Corporation, ADR(a)........................................       58,082
 1,402,400   POSCO, ADR....................................................       40,109
                                                                              ----------
                                                                                 152,697
                                                                              ----------
             SPAIN -- 6.6%
 5,992,233   Banco Bilbao Vizcaya Argentaria SA, ADR(a)....................       61,960
 4,348,930   Repsol YPF SA, ADR............................................       71,627
 2,943,232   Telefonica SA, ADR(a).........................................      104,337
                                                                              ----------
                                                                                 237,924
                                                                              ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                 VALUE
  SHARES                                                                         (000)
-----------------------------------------------------------------------------------------
             SWITZERLAND -- 6.7%
   322,000   Nestle SA (REGD)..............................................   $   74,246
 2,291,700   Swisscom AG, ADR..............................................       67,101
 8,171,359   Zurich Financial Services AG, ADR@ (a)........................      102,093
                                                                              ----------
                                                                                 243,440
                                                                              ----------
             UNITED KINGDOM -- 14.0%
 4,485,630   BAE Systems plc, ADR(a).......................................       50,080
 2,620,100   British American Tobacco plc, ADR.............................       56,752
 1,152,030   BT Group plc, ADR(a)..........................................       34,907
 3,804,000   Corus Group plc, ADR!!........................................       13,200
19,500,935   Friends Provident plc.........................................       41,633
17,026,100   Granada plc...................................................       26,449
 2,113,220   Imperial Chemical Industries plc, ADR.........................       23,562
18,541,415   Invensys plc, ADR.............................................       17,559
 4,173,100   Marks & Spencer Group plc(a)..................................       21,216
 1,658,280   Marks & Spencer Group plc, ADR................................       50,583
 3,290,151   Reuters Group plc(a)..........................................       71,330
22,958,200   Royal & Sun Alliance Insurance Group plc(a)...................       30,800
14,732,700   Safeway plc...................................................       67,924
                                                                              ----------
                                                                                 505,995
                                                                              ----------
             VENEZUELA -- 1.1%
 2,878,864   Cia Anonima Nacional Telefonos de Venezuela, ADR..............       39,786
                                                                              ----------
             TOTAL COMMON STOCKS
               (Cost $3,713,538)...........................................    3,517,929
                                                                              ----------
             PREFERRED STOCKS -- 0.6%
             BRAZIL -- 0.6%
               (Cost $44,569)
   663,200   Telecomunicacoes Brasileiras SA -- Telebras, ADR(a)...........       21,342
                                                                              ----------
             RIGHTS -- 0.1%
             UNITED KINGDOM -- 0.1%
               (Cost $19,902)
22,958,200   Royal & Sun Alliance Insurance Group plc Expire 10/15/03......        4,673
                                                                              ----------
  SHARES
  (000)
----------
             INVESTMENT COMPANIES -- 9.9%
               (Cost $357,629)
   357,629   Nations Cash Reserves, Capital Class Shares#..................      357,629
                                                                              ----------

                                                                                 VALUE
                                                                                 (000)
-----------------------------------------------------------------------------------------
             TOTAL INVESTMENTS
               (Cost $4,135,638*)................................     107.9%  $3,901,573
                                                                              ----------
             OTHER ASSETS AND LIABILITIES (NET)..................      (7.9)%
             Cash..........................................................   $       28
             Dividends receivable..........................................        7,546
             Interest receivable...........................................           37
             Collateral on securities loaned...............................     (289,348)
             Investment advisory fee payable...............................       (2,535)
             Administration fee payable....................................         (151)
             Accrued Trustees' fees and expenses...........................          (30)
             Accrued expenses and other liabilities........................          (93)
                                                                              ----------
             TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (284,546)
                                                                              ----------
             NET ASSETS..........................................     100.0%  $3,617,027
                                                                              ==========

---------------

 * Federal income tax information: net unrealized depreciation of $234,065 on investment securities was comprised of gross appreciation of $356,671 and depreciation of $590,736 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $4,135,638.

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 !!Non-income producing security.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 5). The portion that represents cash collateral is $289,348.

(a)All or a portion of security was on loan at September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $330,614 and $271,337, respectively.

ABBREVIATIONS:

ADR  --   American Depository Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations International Value Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


At September 30, 2003, sector diversification was as follows:

                                                                % OF NET           VALUE
SECTOR DIVERSIFICATION                                           ASSETS            (000)
---------------------------------------------------------------------------------------------
Common stocks:
Telecommunications services.................................          23.4%   $       849,028
Commercial banking..........................................          12.8            465,222
Oil and gas.................................................           5.8            210,828
Insurance...................................................           4.8            174,526
Food and drug stores........................................           4.3            155,231
Electrical equipment........................................           4.1            146,975
Electric power -- Non nuclear...............................           3.5            128,182
Pharmaceuticals.............................................           3.5            126,846
Aerospace and defense.......................................           3.0            107,283
Automotive..................................................           3.0            106,752
Tobacco.....................................................           2.9            106,551
Media.......................................................           2.7             97,779
Heavy machinery.............................................           2.6             93,426
Networking and telecommunications equipment.................           2.4             87,153
Housing and furnishing......................................           2.4             85,350
Beverages...................................................           2.3             83,421
Chemicals -- Specialty......................................           2.2             78,283
Conglomerates...............................................           2.1             75,456
Food products...............................................           2.1             74,246
Retail -- Specialty.........................................           2.0             71,799
Other.......................................................           5.4            193,592
                                                               -----------    ---------------
TOTAL COMMON STOCKS.........................................          97.3          3,517,929
PREFERRED STOCKS............................................           0.6             21,342
RIGHTS......................................................           0.1              4,673
INVESTMENT COMPANIES........................................           9.9            357,629
                                                               -----------    ---------------
TOTAL INVESTMENTS...........................................         107.9          3,901,573
OTHER ASSETS AND LIABILITIES (NET)..........................          (7.9)          (284,546)
                                                               -----------    ---------------
NET ASSETS..................................................         100.0%   $     3,617,027
                                                               ===========    ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                 INTERNATIONAL
                                                                     VALUE
                                                                     MASTER
                                                                   PORTFOLIO
                                                                 --------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $5,277)......     $       45,715
Dividends income from affiliated funds......................                317
Interest....................................................                  7
Securities lending..........................................                689
                                                                 --------------
    Total investment income.................................             46,728
                                                                 --------------
EXPENSES:
Investment advisory fee.....................................             15,087
Administration fee..........................................                838
Custodian fees..............................................                172
Legal and audit fees........................................                 26
Trustees' fees and expenses.................................                  9
Other.......................................................                 18
                                                                 --------------
    Total expenses..........................................             16,150
Fees waived by investment advisor...........................             (1,062)
Fees reduced by credits allowed by the custodian............                 (1)
                                                                 --------------
    Net expenses............................................             15,087
                                                                 --------------
NET INVESTMENT INCOME.......................................             31,641
                                                                 --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................                700
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................               (447)
                                                                 --------------
Net realized gain/(loss) on investments.....................                253
                                                                 --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................          1,047,378
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................                (22)
                                                                 --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          1,047,356
                                                                 --------------
Net realized and unrealized gain/(loss) on investments......          1,047,609
                                                                 --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................     $    1,079,250
                                                                 ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                     INTERNATIONAL VALUE
                                                                      MASTER PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income.......................................  $       31,641     $       51,272
Net realized gain/(loss) on investments.....................             253           (154,550)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................       1,047,356         (1,154,002)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................       1,079,250         (1,257,280)
Contributions...............................................         296,547          2,921,731
Withdrawals.................................................        (492,285)        (2,570,220)
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         883,512           (905,769)
NET ASSETS:
Beginning of period.........................................       2,733,515          3,639,284
                                                              --------------     --------------
End of period...............................................  $    3,617,027     $    2,733,515
                                                              ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                              WITHOUT WAIVERS
                                                                    RATIO OF                                  AND/OR EXPENSE
                                                                   OPERATING                                  REIMBURSEMENTS
                                                                    EXPENSES                                  ---------------
                                                     RATIO OF      INCLUDING      RATIO OF NET                   RATIO OF
                                                    OPERATING       INTEREST       INVESTMENT                    OPERATING
                                                     EXPENSES       EXPENSE       INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
                                          TOTAL     TO AVERAGE     TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
                                         RETURN     NET ASSETS     NET ASSETS      NET ASSETS       RATE        NET ASSETS
                                         ------------------------------------------------------------------------------------
INTERNATIONAL VALUE MASTER PORTFOLIO:
Six months ended 9/30/2003
  (unaudited)..........................   40.41%       0.90%+         0.90%+(c)       1.88%+          6%           0.96%+(c)
Year ended 3/31/2003...................  (28.54)       0.90(c)        0.90(c)(d)      1.45           25            0.96(c)
Year ended 3/31/2002...................    0.08        0.93(c)        0.93(c)(d)      1.61           19            0.96(c)
Year ended 3/31/2001...................      --@       0.87(c)        0.87(c)(d)      2.16           14            0.97(c)
Period ended 3/31/2000(a)..............      --@       0.88+          0.88+           2.31+          22            0.98+

---------------

 + Annualized.

 @ Total return not required for periods indicated.

(a)International Value Master Portfolio commenced operations on October 18,
   1999.

(c)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2003, the Master Trust offered twelve separate portfolios. These financial statements pertain only to the International Value Master Portfolio (the "Master Portfolio"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. These risks are likely to be greater in emerging markets than in developed markets.

The following investors were invested in the Master Portfolio at September 30, 2003:

INTERNATIONAL VALUE MASTER PORTFOLIO:
Nations International Value Fund............................  83.5%
Nations International Value Fund (Offshore).................   1.3%
Banc of America Capital Management Funds VII - International
  Value Fund................................................  15.2%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolio in the preparation of their financial statements.

Securities valuation: Securities, including futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Debt securities are generally valued by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be fair valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Master Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Trustees.

Futures contracts: A Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Master Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity market. Upon entering into a futures contract, the Master Portfolio is required to deposit with the broker and amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Foreign currency transactions: The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, the Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when the Master Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolio from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolio could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of net assets.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the Master Portfolio.

Federal income taxes: The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which they invest.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Expenses: General expenses of the Master Trust are allocated to the Master Portfolio based upon its relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolio. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.90% of International Value Master Portfolio's average daily net assets.

The Master Trust has, on behalf on the International Value Master Portfolio, entered into a sub-advisory agreement with BACAP and Brandes Investment Partners, LLC ("Brandes"), pursuant to which Brandes is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.50% of the Master Portfolio's average daily net assets.

Beginning March 8, 2002, BACAP voluntarily agreed to limit total annual operating expenses to 0.90% of the International Value Master Portfolio's average daily net assets. There is no guarantee that this limitation will continue.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of the Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.05% (annualized) of the Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2003, expenses of the Master Portfolio were reduced by $852 under expense offset arrangements with BNY. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America or BACAP Distributors, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Master Portfolio's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

The Master Portfolio has made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by the Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds (or allocated from Portfolio)". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES      SALES
                                                                (000)        (000)
                                                              ----------------------
International Value Master Portfolio........................  $203,252     $385,192

There were no purchases and sales of long-term U.S. government securities for the six months ended September 30, 2003.

4.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. The Master Portfolio maintains a ratio of net assets (not including funds borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Master Portfolio had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, there were no borrowings by the Master Portfolio under the Agreement.

5.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolio can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolio. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the Master Portfolio had securities on loan as follows:

                                                               MARKET VALUE OF     MARKET VALUE OF
                                                              LOANED SECURITIES      COLLATERAL
                                                                    (000)               (000)
                                                              ------------------------------------
International Value Master Portfolio........................      $271,337            $289,348

6.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




INTSTKSAR
(9/03)

                                             Nations LargeCap
                                             Index Fund

                                             Nations LargeCap Enhanced
                                             Core Fund

      INDEX FUNDS                            Nations MidCap Index Fund
      ------------------------------------
      Semiannual report for the period       Nations SmallCap
      ended September 30, 2003               Index Fund




                                            [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations LargeCap Index Fund                                   3
                                       Nations LargeCap Enhanced Core Fund                          10
                                       Nations MidCap Index Fund                                    15
                                       Nations SmallCap Index Fund                                  21
                                     Statements of operations                                       29
                                     Statements of changes in net assets                            30
                                     Schedules of capital stock activity                            32
                                     Financial highlights                                           36
                                     Notes to financial statements                                  44

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                  "Standard & Poor's" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc.

                      [This page intentionally left blank]

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMON STOCKS -- 98.3%
            AEROSPACE AND DEFENSE -- 1.5%
   14,025   B.F. Goodrich Company.........................................   $      340
  100,400   Boeing Company................................................        3,447
   23,550   General Dynamics Corporation..................................        1,838
   53,825   Lockheed Martin Corporation&&.................................        2,484
   21,839   Northrop Grumman Corporation..................................        1,883
   49,425   Raytheon Company..............................................        1,384
   21,400   Rockwell Collins, Inc. .......................................          540
   22,050   Rockwell International Corporation............................          579
   55,975   United Technologies Corporation...............................        4,326
                                                                             ----------
                                                                                 16,821
                                                                             ----------
            AIRLINES -- 0.2%
   14,725   Delta Air Lines, Inc. ........................................          196
   93,475   Southwest Airlines Company....................................        1,654
                                                                             ----------
                                                                                  1,850
                                                                             ----------
            APPAREL AND TEXTILES -- 0.3%
   15,100   Jones Apparel Group, Inc. ....................................          452
   13,000   Liz Claiborne, Inc. ..........................................          443
   31,475   Nike, Inc., Class B...........................................        1,914
    7,050   Reebok International, Ltd. ...................................          236
   12,825   V.F. Corporation..............................................          499
                                                                             ----------
                                                                                  3,544
                                                                             ----------
            AUTOMOTIVE -- 1.0%
   32,825   AutoNation, Inc.!!............................................          576
   10,675   AutoZone, Inc.!!..............................................          956
    8,800   Cooper Tire & Rubber Company..................................          140
   17,750   Dana Corporation..............................................          274
   66,875   Delphi Corporation............................................          605
    8,975   Eaton Corporation.............................................          795
  218,700   Ford Motor Company(a).........................................        2,355
   66,950   General Motors Corporation&&..................................        2,741
   20,775   Genuine Parts Company.........................................          664
   20,925   Goodyear Tire & Rubber Company(a).............................          137
   10,700   Johnson Controls, Inc. .......................................        1,012
    8,150   Navistar International Corporation!!..........................          304
    6,975   Snap-On Inc. .................................................          193
   15,600   Visteon Corporation...........................................          103
                                                                             ----------
                                                                                 10,855
                                                                             ----------
            BEVERAGES -- 2.6%
    4,350   Adolph Coors Company, Class B.................................          234
   98,700   Anheuser-Busch Companies, Inc. ...............................        4,870
    7,250   Brown-Forman Corporation, Class B.............................          574
  293,400   Coca-Cola Company.............................................       12,604
   54,025   Coca-Cola Enterprises Inc. ...................................        1,030
   31,975   Pepsi Bottling Group, Inc. ...................................          658
  206,000   PepsiCo, Inc. ................................................        9,441
                                                                             ----------
                                                                                 29,411
                                                                             ----------
            BROADCASTING AND CABLE -- 3.0%
  538,725   AOL Time Warner Inc.!!........................................        8,140
   73,400   Clear Channel Communications, Inc. ...........................        2,811
  268,656   Comcast Corporation, Class A!!................................        8,296
  244,025   The Walt Disney Company&&.....................................        4,922

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
   38,425   Univision Communications, Inc., Class A!!.....................   $    1,227
  209,525   Viacom Inc., Class B..........................................        8,025
                                                                             ----------
                                                                                 33,421
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    8,625   American Standard Companies Inc.!!............................          727
                                                                             ----------
            CHEMICALS -- BASIC -- 1.2%
   27,125   Air Products and Chemicals, Inc. .............................        1,223
   13,200   Avery Dennison Corporation....................................          667
  118,950   E.I. duPont de Nemours and Company............................        4,760
   31,000   Ecolab, Inc. .................................................          783
   13,225   Hercules, Inc.!!..............................................          150
   20,250   PPG Industries, Inc. .........................................        1,057
   19,450   Praxair, Inc. ................................................        1,205
  109,625   The Dow Chemical Company......................................        3,567
                                                                             ----------
                                                                                 13,412
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.4%
    8,150   Ashland Inc. .................................................          268
    9,250   Eastman Chemical Company......................................          310
   14,950   Engelhard Corporation.........................................          414
    6,025   Great Lakes Chemical Corporation..............................          121
   11,250   International Flavors & Fragrances, Inc. .....................          372
    5,800   Millipore Corporation!!.......................................          267
   31,252   Monsanto Company..............................................          748
   14,825   Pall Corporation..............................................          333
   26,550   Rohm & Haas Company...........................................          888
    8,450   Sigma-Aldrich Corporation.....................................          439
                                                                             ----------
                                                                                  4,160
                                                                             ----------
            COMMERCIAL BANKING -- 9.5%
   41,875   AmSouth Bancorporation........................................          889
  178,425   Bank of America Corporation>..................................       13,924
  134,950   Bank One Corporation..........................................        5,216
   64,475   BB&T Corporation..............................................        2,315
   26,940   Charter One Financial, Inc. ..................................          824
  614,900   Citigroup Inc. ...............................................       27,984
   20,925   Comerica Inc. ................................................          975
   68,025   Fifth Third Bancorp...........................................        3,773
   15,025   First Tennessee National Corporation..........................          638
  125,625   FleetBoston Financial Corporation.............................        3,788
   18,175   Golden West Financial Corporation.............................        1,627
   27,300   Huntington Bancshares Inc. ...................................          540
   50,250   KeyCorp.......................................................        1,285
   27,125   Marshall and Ilsley Corporation...............................          855
   51,400   Mellon Financial Corporation..................................        1,549
   73,325   National City Corporation&&...................................        2,160
   18,175   North Fork Bancorporation, Inc. ..............................          632
   33,450   PNC Financial Services Group..................................        1,592
   26,575   Regions Financial Corporation.................................          910
   40,300   SouthTrust Corporation........................................        1,184
   33,600   SunTrust Banks, Inc. .........................................        2,028
   91,950   The Bank of New York Company, Inc. ...........................        2,677

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
   23,400   Union Planters Corporation....................................   $      740
  229,975   US Bancorp....................................................        5,517
  159,025   Wachovia Corporation..........................................        6,550
  110,225   Washington Mutual, Inc. ......................................        4,340
  200,500   Wells Fargo & Company.........................................       10,326
   10,700   Zions Bancorporation..........................................          598
                                                                             ----------
                                                                                105,436
                                                                             ----------
            COMMERCIAL SERVICES -- 1.3%
   25,000   Allied Waste Industries, Inc.!!...............................          270
   20,975   Apollo Group Inc., Class A!!..................................        1,385
  121,025   Cendant Corporation!!.........................................        2,262
   20,350   Cintas Corporation(a).........................................          750
   76,650   eBay Inc.!!...................................................        4,101
   23,100   Fiserv, Inc.!!................................................          837
   22,675   Omnicom Group Inc.&&..........................................        1,629
   20,350   Robert Half International Inc.!!..............................          397
   17,150   Sabre Holdings Corporation....................................          369
   99,050   Solectron Corporation!!.......................................          579
   70,700   Waste Management, Inc. .......................................        1,850
                                                                             ----------
                                                                                 14,429
                                                                             ----------
            COMPUTER SERVICES -- 1.1%
   71,400   Automatic Data Processing, Inc. ..............................        2,560
   22,350   Computer Sciences Corporation!!...............................          840
   58,100   Concord EFS, Inc.!!...........................................          794
   17,050   Convergys Corporation!!.......................................          313
   57,250   Electronic Data Systems Corporation...........................        1,156
   16,750   Equifax Inc. .................................................          373
   88,375   First Data Corporation........................................        3,530
   44,975   Paychex, Inc.&&...............................................        1,526
   34,075   Sungard Data Systems, Inc.!!..................................          897
   39,300   Unisys Corporation!!..........................................          532
                                                                             ----------
                                                                                 12,521
                                                                             ----------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 4.1%
   43,275   Apple Computer, Inc.!!........................................          893
  306,650   Dell Inc.!!...................................................       10,239
  261,900   EMC Corporation!!.............................................        3,308
   38,675   Gateway, Inc.!!...............................................          219
  364,476   Hewlett-Packard Company&&.....................................        7,056
  206,550   International Business Machines Corporation...................       18,244
   23,750   Jabil Circuit, Inc.!!.........................................          619
   15,300   Lexmark International, Inc.!!.................................          964
   11,325   NCR Corporation!!.............................................          359
   40,825   Network Appliance, Inc.!!.....................................          838
   27,925   Pitney Bowes Inc. ............................................        1,070
  385,550   Sun Microsystems, Inc.!!......................................        1,276
   94,400   Xerox Corporation!!...........................................          969
                                                                             ----------
                                                                                 46,054
                                                                             ----------
            CONGLOMERATES -- 0.6%
   24,175   Dover Corporation.............................................          855
    9,750   Fluor Corporation.............................................          364
   16,175   Textron, Inc. ................................................          638
  238,450   Tyco International Ltd. ......................................        4,872
   12,125   Vulcan Materials Company......................................          484
                                                                             ----------
                                                                                  7,213
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            CONSTRUCTION -- 0.0%+
    5,625   KB HOME.......................................................   $      336
                                                                             ----------
            CONSUMER CREDIT AND
              MORTGAGES -- 2.2%
  153,650   American Express Company......................................        6,923
   16,225   Countrywide Financial Corporation.............................        1,270
  116,250   Fannie Mae....................................................        8,160
   83,050   Freddie Mac...................................................        4,348
  152,537   MBNA Corporation..............................................        3,478
   34,650   Providian Financial Corporation!!.............................          409
                                                                             ----------
                                                                                 24,588
                                                                             ----------
            DEPARTMENT AND DISCOUNT
              STORES -- 3.8%
   54,575   Costco Wholesale Corporation!!................................        1,696
    9,975   Dillard's, Inc., Class A......................................          139
   39,825   Dollar General Corporation....................................          797
   22,125   Federated Department Stores, Inc. ............................          927
   32,425   J.C. Penney Company, Inc. ....................................          693
   40,525   Kohl's Corporation!!..........................................        2,168
   33,775   Sears, Roebuck and Company....................................        1,477
  108,725   Target Corporation............................................        4,091
   34,425   The May Department Stores Company.............................          848
  521,600   Wal-Mart Stores, Inc. ........................................       29,132
                                                                             ----------
                                                                                 41,968
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.2%
   11,000   Cooper Industries, Ltd. ......................................          528
   34,200   Eastman Kodak Company.........................................          716
   45,225   LSI Logic Corporation!!.......................................          407
   27,525   Symbol Technologies, Inc. ....................................          329
                                                                             ----------
                                                                                  1,980
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 4.7%
   93,450   3M Company....................................................        6,455
    9,700   Allegheny Technologies Inc. ..................................           64
    9,275   Black & Decker Corporation....................................          376
    7,075   Crane Company.................................................          166
   18,275   Danaher Corporation...........................................        1,350
1,196,025   General Electric Company......................................       35,653
  121,800   Gillette Company..............................................        3,895
  102,675   Honeywell International Inc. .................................        2,705
   11,025   ITT Industries, Inc. .........................................          660
   60,900   Sanmina - SCI Corporation!!...................................          591
   10,900   W.W. Grainger, Inc. ..........................................          518
                                                                             ----------
                                                                                 52,433
                                                                             ----------
            ELECTRIC POWER --
              NON NUCLEAR -- 1.3%
   73,975   AES Corporation!!.............................................          549
   15,000   Allegheny Energy, Inc.(a).....................................          137
   45,725   Calpine Corporation!!.........................................          224
   21,200   Cinergy Corporation...........................................          778
   17,200   CMS Energy Corporation........................................          127
   26,850   Consolidated Edison, Inc. ....................................        1,094
   19,925   Constellation Energy Group, Inc. .............................          713
   44,725   Dynegy Inc., Class A(a).......................................          161
   38,900   Edison International!!........................................          743
   27,225   Entergy Corporation...........................................        1,474

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
 Fw31,375   NiSource Inc. ................................................   $      627
   49,200   PG & E Corporation!!..........................................        1,176
   10,900   Pinnacle West Capital Corporation.............................          387
    9,925   Power-One, Inc.!!.............................................          102
   21,100   PPL Corporation...............................................          864
   27,025   Public Service Enterprise Group Inc. .........................        1,135
   86,975   Southern Company..............................................        2,550
   22,400   TECO Energy, Inc.(a)..........................................          310
   38,450   TXU Corporation...............................................          906
   47,600   Xcel Energy, Inc. ............................................          736
                                                                             ----------
                                                                                 14,793
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 1.1%
   19,325   Ameren Corporation............................................          829
   47,150   American Electric Power Company, Inc. ........................        1,415
   38,600   Dominion Resources, Inc. .....................................        2,389
   20,075   DTE Energy Company............................................          741
  107,975   Duke Energy Corporation(a)....................................        1,923
   38,900   Exelon Corporation............................................        2,470
   38,875   FirstEnergy Corporation.......................................        1,240
   21,925   FPL Group, Inc. ..............................................        1,386
                                                                             ----------
                                                                                 12,393
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 0.3%
   50,275   Emerson Electric Company......................................        2,646
   22,825   Molex Inc. ...................................................          653
    6,975   Thomas & Betts Corporation!!..................................          111
                                                                             ----------
                                                                                  3,410
                                                                             ----------
            ENERGY -- MISCELLANEOUS -- 0.1%
   36,500   CenterPoint Energy Inc. ......................................          335
   29,050   Progress Energy, Inc. ........................................        1,291
   19,600   Progress Energy, Inc., CVO!!@ (b)(c)..........................            9
                                                                             ----------
                                                                                  1,635
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.3%
   29,800   Anadarko Petroleum Corporation................................        1,244
   27,675   Devon Energy Corporation......................................        1,334
   13,725   EOG Resources, Inc. ..........................................          573
                                                                             ----------
                                                                                  3,151
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.6%
   27,125   Capital One Financial Corporation.............................        1,547
   21,450   H & R Block, Inc. ............................................          926
   17,800   Moody's Corporation...........................................          978
   53,825   SLM Corporation...............................................        2,097
   35,975   Synovus Financial Corporation.................................          899
                                                                             ----------
                                                                                  6,447
                                                                             ----------
            FINANCIAL SERVICES -- 0.7%
  243,125   J.P. Morgan Chase & Company...................................        8,346
                                                                             ----------
            FOOD AND DRUG STORES -- 0.8%
   43,800   Albertson's, Inc. ............................................          901
   47,125   CVS Corporation...............................................        1,464
   52,700   Safeway Inc.!!................................................        1,209
   15,975   SUPERVALU Inc. ...............................................          381
   89,700   The Kroger Company!!..........................................        1,603

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            FOOD AND DRUG STORES -- (CONTINUED)
  122,350   Walgreen Company..............................................   $    3,749
   16,800   Winn-Dixie Stores, Inc.(a)....................................          162
                                                                             ----------
                                                                                  9,469
                                                                             ----------
            FOOD PRODUCTS -- 1.4%
   76,975   Archer-Daniels-Midland Company................................        1,009
   49,000   Campbell Soup Company(a)......................................        1,299
   64,100   ConAgra Foods, Inc. ..........................................        1,361
   44,475   General Mills, Inc. ..........................................        2,093
   41,975   H.J. Heinz Company............................................        1,439
   15,600   Hershey Foods Corporation.....................................        1,134
   48,725   Kellogg Company...............................................        1,625
   16,650   McCormick and Company, Inc. ..................................          457
   92,775   Sara Lee Corporation..........................................        1,703
   77,550   SYSCO Corporation.............................................        2,537
   26,875   Wm. Wrigley Jr. Company.......................................        1,486
                                                                             ----------
                                                                                 16,143
                                                                             ----------
            HEALTH SERVICES -- 1.1%
   16,550   Anthem, Inc.!!................................................        1,181
   59,625   HCA Inc. .....................................................        2,198
   28,625   Health Management Associates, Inc., Class A...................          624
   19,300   Humana Inc.!!.................................................          348
   10,625   Manor Care, Inc. .............................................          319
   34,675   McKesson Corporation..........................................        1,154
   12,550   Quest Diagnostics Inc.!!......................................          761
   55,362   Tenet Healthcare Corporation!!................................          802
   71,175   UnitedHealth Group Inc. ......................................        3,581
   17,525   Wellpoint Health Networks Inc.!!..............................        1,351
                                                                             ----------
                                                                                 12,319
                                                                             ----------
            HEAVY MACHINERY -- 0.9%
   41,200   Caterpillar Inc. .............................................        2,837
    4,950   Cummins, Inc. ................................................          220
   28,575   Deere & Company...............................................        1,523
   36,750   Illinois Tool Works Inc. .....................................        2,435
   20,450   Ingersoll-Rand Company, Class A...............................        1,093
   13,925   PACCAR, Inc. .................................................        1,040
   14,100   Parker-Hannifin Corporation...................................          630
   19,375   Thermo Electron Corporation!!.................................          420
                                                                             ----------
                                                                                 10,198
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 2.3%
    7,025   Alberto-Culver Company, Class B...............................          413
    7,875   American Greetings Corporation, Class A!!.....................          153
   28,200   Avon Products, Inc. ..........................................        1,821
   64,225   Colgate-Palmolive Company.....................................        3,590
   17,350   Fortune Brands, Inc. .........................................          985
   60,475   Kimberly-Clark Corporation....................................        3,104
  154,775   Procter & Gamble Company......................................       14,365
   25,875   The Clorox Company............................................        1,187
    6,975   Tupperware Corporation........................................           93
                                                                             ----------
                                                                                 25,711
                                                                             ----------
            HOUSING AND FURNISHING -- 0.4%
    7,375   Centex Corporation............................................          574
   22,975   Leggett & Platt, Inc. ........................................          497
   56,100   Masco Corporation.............................................        1,373
    9,375   Maytag Corporation............................................          234

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            HOUSING AND FURNISHING -- (CONTINUED)
   32,750   Newell Rubbermaid Inc. .......................................   $      710
    7,350   Pulte Corporation.............................................          500
   10,150   The Stanley Works.............................................          300
    8,225   Whirlpool Corporation.........................................          557
                                                                             ----------
                                                                                  4,745
                                                                             ----------
            INSURANCE -- 4.8%
   33,225   ACE Ltd. .....................................................        1,099
   18,375   Aetna Inc. ...................................................        1,121
   61,375   AFLAC, Inc. ..................................................        1,982
   84,000   Allstate Corporation..........................................        3,068
   12,750   Ambac Financial Group, Inc. ..................................          816
  311,450   American International Group, Inc. ...........................       17,970
   37,350   Aon Corporation(a)............................................          779
   22,375   Chubb Corporation.............................................        1,452
   16,750   CIGNA Corporation.............................................          748
   19,150   Cincinnati Financial Corporation..............................          765
   33,725   Hartford Financial Services Group, Inc. ......................        1,775
   16,925   Jefferson-Pilot Corporation...................................          751
   34,525   John Hancock Financial Services, Inc. ........................        1,167
   21,225   Lincoln National Corporation..................................          751
   22,150   Loews Corporation.............................................          894
   63,575   Marsh & McLennan Companies, Inc. .............................        3,027
   17,300   MBIA, Inc. ...................................................          951
   90,750   MetLife, Inc. ................................................        2,546
   11,750   MGIC Investment Corporation...................................          612
   38,650   Principal Financial Group, Inc. ..............................        1,198
   25,925   Progressive Corporation.......................................        1,792
   65,150   Prudential Financial, Inc. ...................................        2,434
   16,525   SAFECO Corporation............................................          583
   27,200   The St. Paul Companies, Inc.(a)...............................        1,007
   13,625   Torchmark Corporation.........................................          554
  120,212   Travelers Property Casualty Corporation, Class B..............        1,909
   35,325   UnumProvident Corporation.....................................          522
   16,300   XL Capital Ltd., Class A......................................        1,262
                                                                             ----------
                                                                                 53,535
                                                                             ----------
            INTEGRATED OIL -- 4.1%
   10,725   Amerada Hess Corporation......................................          537
   19,318   Apache Corporation............................................        1,340
   23,950   Burlington Resources Inc. ....................................        1,154
  127,600   ChevronTexaco Corporation.....................................        9,117
  792,300   Exxon Mobil Corporation.......................................       28,999
   12,050   Kerr-McGee Corporation........................................          538
   37,025   Marathon Oil Corporation......................................        1,055
   45,700   Occidental Petroleum Corporation..............................        1,610
    9,175   Sunoco, Inc. .................................................          369
   30,850   Unocal Corporation(a).........................................          972
                                                                             ----------
                                                                                 45,691
                                                                             ----------
            INVESTMENT SERVICES -- 2.5%
   11,900   Bear Stearns Companies Inc. ..................................          890
  161,675   Charles Schwab Corporation....................................        1,926
   12,975   Federated Investors Inc. .....................................          359
   29,950   Franklin Resources, Inc. .....................................        1,324

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
   56,600   Goldman Sachs Group, Inc. ....................................   $    4,749
   28,575   Janus Capital Group Inc. .....................................          399
   28,875   Lehman Brothers Holdings Inc. ................................        1,995
  111,625   Merrill Lynch & Company, Inc. ................................        5,975
  129,850   Morgan Stanley................................................        6,552
   26,350   Northern Trust Corporation....................................        1,118
   39,725   State Street Corporation......................................        1,788
   14,750   T Rowe Price Group Inc. ......................................          609
                                                                             ----------
                                                                                 27,684
                                                                             ----------
            LODGING AND RECREATION -- 0.9%
   10,800   Brunswick Corporation.........................................          277
   75,150   Carnival Corporation..........................................        2,471
   36,125   Harley-Davidson, Inc. ........................................        1,741
   13,150   Harrah's Entertainment, Inc. .................................          554
   20,750   Hasbro, Inc. .................................................          388
   45,075   Hilton Hotels Corporation.....................................          731
   41,200   International Game Technology.................................        1,160
   27,800   Marriott International, Inc., Class A.........................        1,196
   52,400   Mattel, Inc. .................................................          994
   24,025   Starwood Hotels & Resorts Worldwide, Inc. ....................          836
                                                                             ----------
                                                                                 10,348
                                                                             ----------
            MEDICAL DEVICES AND
              SUPPLIES -- 4.5%
  186,525   Abbott Laboratories...........................................        7,937
   24,950   Applera Corporation - Applied Biosystems Group................          557
    6,350   Bausch & Lomb Inc. ...........................................          280
   72,700   Baxter International Inc. ....................................        2,113
   30,325   Becton Dickinson & Company....................................        1,095
   30,600   Biomet, Inc. .................................................        1,028
   49,150   Boston Scientific Corporation!!...............................        3,136
    6,175   C.R. Bard, Inc. ..............................................          438
   53,300   Cardinal Health, Inc. ........................................        3,112
   36,750   Guidant Corporation...........................................        1,722
  354,325   Johnson & Johnson.............................................       17,547
  145,250   Medtronic, Inc. ..............................................        6,815
   20,500   St. Jude Medical, Inc.!!......................................        1,102
   23,775   Stryker Corporation...........................................        1,790
   14,675   Waters Corporation!!..........................................          403
   27,100   Zimmer Holdings, Inc.!!.......................................        1,493
                                                                             ----------
                                                                                 50,568
                                                                             ----------
            METALS AND MINING -- 0.5%
  101,000   Alcoa Inc. ...................................................        2,642
   20,100   Freeport-McMoran Copper & Gold, Inc., Class B.................          665
   48,725   Newmont Mining Corporation....................................        1,905
   10,625   Phelps Dodge Corporation!!....................................          497
   10,250   Worthington Industries, Inc. .................................          129
                                                                             ----------
                                                                                  5,838
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.3%
   71,700   El Paso Corporation...........................................          523
   18,925   KeySpan Corporation...........................................          664
    5,250   NICOR Inc. ...................................................          184
    4,375   Peoples Energy Corporation....................................          181

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            NATURAL GAS DISTRIBUTION -- (CONTINUED)
   24,925   Sempra Energy.................................................   $      733
   61,825   Williams Companies, Inc. .....................................          582
                                                                             ----------
                                                                                  2,867
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.1%
   14,725   Kinder Morgan, Inc. ..........................................          795
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.7%
   96,000   ADC Telecommunications, Inc.!!................................          224
   23,550   American Power Conversion Corporation.........................          404
   18,325   Andrew Corporation!!..........................................          225
   49,750   Avaya Inc.!!..................................................          542
   56,225   CIENA Corporation!!...........................................          332
  837,875   Cisco Systems, Inc.!!.........................................       16,371
   22,475   Comverse Technology, Inc.!!...................................          336
  158,925   Corning Inc.!!................................................        1,497
  170,725   JDS Uniphase Corporation!!....................................          615
  496,675   Lucent Technologies Inc.!!(a).................................        1,073
  277,825   Motorola, Inc. ...............................................        3,326
   94,750   QUALCOMM Inc. ................................................        3,945
   17,775   Scientific-Atlanta, Inc. .....................................          554
   49,300   Tellabs, Inc.!!...............................................          335
                                                                             ----------
                                                                                 29,779
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.4%
   81,177   ConocoPhillips................................................        4,445
   15,950   Noble Corporation!!...........................................          542
                                                                             ----------
                                                                                  4,987
                                                                             ----------
            OILFIELD SERVICES -- 0.7%
   39,950   Baker Hughes Inc. ............................................        1,182
   18,900   BJ Services Company!!.........................................          646
   52,275   Halliburton Company...........................................        1,268
   17,475   Nabors Industries, Ltd.!!.....................................          651
   11,200   Rowan Companies, Inc.!!.......................................          275
   69,550   Schlumberger Ltd. ............................................        3,366
   38,200   Transocean Inc.!!.............................................          764
                                                                             ----------
                                                                                  8,152
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.1%
    6,750   Ball Corporation..............................................          365
    6,350   Bemis Company, Inc. ..........................................          281
   18,800   Pactiv Corporation!!..........................................          381
   10,125   Sealed Air Corporation!!......................................          478
                                                                             ----------
                                                                                  1,505
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.6%
    6,975   Boise Cascade Corporation(a)..................................          193
   30,275   Georgia-Pacific Corporation...................................          734
   57,250   International Paper Company...................................        2,234
   12,500   Louisiana-Pacific Corporation!!...............................          172
   23,925   Meadwestvaco Corporation......................................          610
   21,850   Plum Creek Timber Company, Inc. ..............................          556
    6,475   Temple-Inland Inc. ...........................................          314
   26,175   Weyerhaeuser Company..........................................        1,530
                                                                             ----------
                                                                                  6,343
                                                                             ----------

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            PHARMACEUTICALS -- 7.8%
   15,600   Allergan, Inc. ...............................................   $    1,228
   13,350   AmerisourceBergen Corporation.................................          722
  154,092   Amgen Inc.!!..................................................        9,950
   17,850   Biogen, Inc.!!................................................          682
  231,425   Bristol-Myers Squibb Company..................................        5,938
   22,275   Chiron Corporation!!..........................................        1,151
  134,000   Eli Lilly and Company.........................................        7,960
    9,375   Express Scripts, Inc.!!.......................................          573
   43,575   Forest Laboratories, Inc.!!...................................        2,242
   26,500   Genzyme Corporation!!.........................................        1,226
   28,550   IMS Health Inc. ..............................................          602
   28,775   King Pharmaceuticals, Inc.!!..................................          436
   32,286   Medco Health Solutions, Inc.!!................................          837
   29,825   MedImmune, Inc.!!.............................................          985
  267,275   Merck & Company, Inc. ........................................       13,529
  929,510   Pfizer Inc. ..................................................       28,239
  175,400   Schering-Plough Corporation...................................        2,673
   12,850   Watson Pharmaceuticals, Inc.!!................................          536
  158,925   Wyeth.........................................................        7,326
                                                                             ----------
                                                                                 86,835
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.8%
    6,350   Deluxe Corporation............................................          255
    9,725   Dow Jones & Company, Inc. ....................................          460
   32,200   Gannett Company, Inc. ........................................        2,498
   46,725   Interpublic Group of Companies, Inc. .........................          660
    9,600   Knight-Ridder, Inc. ..........................................          640
   22,825   McGraw-Hill Companies, Inc. ..................................        1,418
    5,925   Meredith Corporation..........................................          274
   13,400   Monster Worldwide Inc.!!......................................          337
   17,850   New York Times Company, Class A...............................          776
   13,550   R.R. Donnelley & Sons Company.................................          337
   37,450   Tribune Company...............................................        1,719
                                                                             ----------
                                                                                  9,374
                                                                             ----------
            RAILROADS, TRUCKING AND
              SHIPPING -- 1.4%
   44,450   Burlington Northern Santa Fe Corporation......................        1,283
   25,550   CSX Corporation...............................................          747
   35,625   FedEx Corporation.............................................        2,295
   46,575   Norfolk Southern Corporation..................................          862
    7,575   Ryder System, Inc. ...........................................          222
   30,400   Union Pacific Corporation.....................................        1,768
  134,350   United Parcel Service, Inc., Class B..........................        8,573
                                                                             ----------
                                                                                 15,750
                                                                             ----------
            REAL ESTATE -- 0.0%+
   11,225   Apartment Investment and Management Company...................          442
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.4%
   47,625   Equity Office Properties Trust................................        1,311
   32,675   Equity Residential Properties Trust...........................          957
   21,425   ProLogis Trust................................................          648
   22,950   Simon Property Group, Inc. ...................................        1,000
                                                                             ----------
                                                                                  3,916
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            RESTAURANTS -- 0.6%
   19,625   Darden Restaurants, Inc. .....................................   $      373
  151,900   McDonald's Corporation........................................        3,576
   46,675   Starbucks Corporation!!.......................................        1,344
   13,550   Wendy's International, Inc. ..................................          438
   35,050   Yum! Brands, Inc.!!...........................................        1,038
                                                                             ----------
                                                                                  6,769
                                                                             ----------
            SEMICONDUCTORS -- 4.0%
   41,425   Advanced Micro Devices, Inc.!!(a).............................          460
   56,275   Agilent Technologies, Inc.!!..................................        1,244
   45,650   Altera Corporation!!..........................................          863
   43,600   Analog Devices, Inc.!!........................................        1,658
  197,850   Applied Materials, Inc.!!.....................................        3,589
   36,375   Applied Micro Circuits Corporation!!..........................          177
   35,400   Broadcom Corporation, Class A!!...............................          942
  777,150   Intel Corporation.............................................       21,380
   22,725   KLA-Tencor Corporation!!......................................        1,168
   37,375   Linear Technology Corporation.................................        1,338
   38,750   Maxim Integrated Products, Inc. ..............................        1,531
   72,800   Micron Technology, Inc.!!.....................................          977
   21,950   National Semiconductor Corporation!!..........................          709
   18,075   Novellus Systems, Inc.!!......................................          610
   19,000   NVIDIA Corporation!!..........................................          302
   15,125   PerkinElmer, Inc. ............................................          232
   20,350   PMC -- Sierra, Inc.!!.........................................          268
   11,250   QLogic Corporation!!..........................................          529
   10,125   Tektronix, Inc.!!.............................................          251
   22,525   Teradyne, Inc.!!..............................................          419
  206,675   Texas Instruments Inc. .......................................        4,712
   40,700   Xilinx, Inc.!!................................................        1,160
                                                                             ----------
                                                                                 44,519
                                                                             ----------
            SOFTWARE -- 5.1%
   27,850   Adobe Systems Inc. ...........................................        1,093
   13,350   Autodesk, Inc. ...............................................          227
   27,175   BMC Software, Inc.!!..........................................          379
   19,650   Citrix Systems, Inc.!!........................................          434
   69,100   Computer Associates International, Inc. ......................        1,804
   45,675   Compuware Corporation!!.......................................          245
   17,575   Electronic Arts Inc.!!........................................        1,621
   24,500   Intuit Inc.!!.................................................        1,182
   10,300   Mercury Interactive Corporation!!.............................          468
1,290,950   Microsoft Corporation.........................................       35,876
   44,325   Novell, Inc.!!................................................          236
  624,800   Oracle Corporation!!..........................................        7,010
   31,775   Parametric Technology Corporation!!...........................           99
   43,450   PeopleSoft, Inc.!!............................................          790
   58,975   Siebel Systems, Inc.!!........................................          573
   18,125   Symantec Corporation!!........................................        1,142
   50,825   VERITAS Software Corporation!!................................        1,596
   72,825   Yahoo! Inc.!!.................................................        2,577
                                                                             ----------
                                                                                 57,352
                                                                             ----------
            SPECIALTY STORES -- 2.4%
   35,300   Bed Bath & Beyond Inc.!!......................................        1,348

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            SPECIALTY STORES -- (CONTINUED)
   38,475   Best Buy Company, Inc.!!......................................   $    1,828
   13,925   Big Lots Inc.!!...............................................          220
   24,925   Circuit City Stores - Circuit City Group......................          238
   20,525   Family Dollar Stores, Inc. ...................................          819
  106,650   Gap, Inc. ....................................................        1,826
  274,375   Home Depot, Inc. .............................................        8,738
   62,250   Limited Brands................................................          939
   93,525   Lowe's Companies, Inc. .......................................        4,853
   16,225   Nordstrom, Inc. ..............................................          403
   37,000   Office Depot, Inc.!!..........................................          520
   19,775   RadioShack Corporation........................................          562
   17,425   Sherwin-Williams Company......................................          512
   58,525   Staples, Inc.!!...............................................        1,390
   17,325   Tiffany & Company.............................................          647
   60,950   TJX Companies, Inc. ..........................................        1,184
   25,475   Toys R Us, Inc.!!.............................................          306
                                                                             ----------
                                                                                 26,333
                                                                             ----------
            STEEL -- 0.1%
    9,325   Nucor Corporation.............................................          427
   12,325   United States Steel Corporation...............................          227
                                                                             ----------
                                                                                    654
                                                                             ----------
            TELECOMMUNICATIONS
              SERVICES -- 3.4%
   94,075   AT&T Corporation..............................................        2,027
   37,225   ALLTEL Corporation............................................        1,725
  323,900   AT&T Wireless Services Inc.!!.................................        2,650
  220,525   BellSouth Corporation.........................................        5,222
   17,175   CenturyTel, Inc. .............................................          582
   33,950   Citizens Communications Company!!.............................          381
  123,625   Nextel Communications, Inc., Class A!!........................        2,434
  202,400   Qwest Communications International Inc.!!.....................          688
  396,775   SBC Communications Inc. ......................................        8,828
  107,825   Sprint Corporation (FON Group)................................        1,628
  123,500   Sprint Corporation (PCS Group)!!(a)...........................          708
  329,050   Verizon Communications Inc. ..................................       10,674
                                                                             ----------
                                                                                 37,547
                                                                             ----------
            TOBACCO -- 1.0%
  242,275   Altria Group, Inc. ...........................................       10,612
   10,075   R.J. Reynolds Tobacco Holdings, Inc. .........................          398
   19,875   UST Inc.(a)...................................................          699
                                                                             ----------
                                                                                 11,709
                                                                             ----------
            TOTAL COMMON STOCKS
              (Cost $1,092,927)...........................................    1,099,211
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations LargeCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


 SHARES                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.2%
              (Cost $24,118)
   24,118   Nations Cash Reserves, Capital Class Shares#..................   $   24,118
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,117,045*)................................     100.5%   1,123,329
                                                                             ----------
            OTHER ASSETS AND LIABILITIES (NET)..................      (0.5)%
            Receivable for Fund shares sold...............................   $    2,294
            Dividends receivable..........................................        1,315
            Interest receivable...........................................            1
            Receivable from investment adviser............................            1
            Variation margin/due to broker................................         (177)
            Collateral on securities loaned...............................       (7,539)
            Payable for Fund shares redeemed..............................         (335)
            Investment advisory fee payable...............................          (77)
            Administration fee payable....................................         (215)
            Shareholder servicing and distribution fees payable...........           (6)
            Accrued Trustees' fees and expenses...........................          (70)
            Accrued expenses and other liabilities........................         (323)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       (5,131)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,118,198
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $   10,855
            Accumulated net realized loss on investments sold and futures
              contracts...................................................     (206,385)
            Net unrealized appreciation of investments and futures
              contracts...................................................        5,755
            Paid-in capital...............................................    1,307,973
                                                                             ----------
            NET ASSETS....................................................   $1,118,198
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($1,089,889,050 / 56,298,378 shares outstanding)............       $19.36
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($28,309,194 / 1,472,746 shares outstanding)................       $19.22
                                                                             ==========

---------------

 * Federal income tax information (see Note 11).

 !!Non-income producing security.

 @ Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 10). The portion that represents cash collateral is $7,539.

(a)All or a portion of security was on loan on September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $18,765 and $7,129, respectively.

&& All or a portion of security segregated as collateral for futures contracts.

 > Affiliated security.

(b)Fair valued security.

(c)Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMMON STOCKS -- 94.8%
           AEROSPACE AND DEFENSE -- 1.0%
  32,400   United Technologies Corporation...............................   $  2,504
                                                                            --------
           APPAREL AND TEXTILES -- 0.0%+
   1,400   Liz Claiborne, Inc. ..........................................         48
                                                                            --------
           AUTOMOTIVE -- 0.5%
 121,100   Ford Motor Company............................................      1,304
                                                                            --------
           BEVERAGES -- 1.5%
   8,700   Anheuser-Busch Companies, Inc. ...............................        429
  32,700   Coca-Cola Company.............................................      1,405
  40,400   PepsiCo, Inc. ................................................      1,852
                                                                            --------
                                                                               3,686
                                                                            --------
           BROADCASTING AND CABLE -- 1.6%
  88,600   AOL Time Warner Inc.!!........................................      1,339
   6,100   Comcast Corporation, Class A!!................................        188
  93,000   The Walt Disney Company.......................................      1,876
  14,900   Viacom Inc., Class B..........................................        571
                                                                            --------
                                                                               3,974
                                                                            --------
           CHEMICALS -- BASIC -- 0.8%
  24,100   PPG Industries, Inc. .........................................      1,258
  12,700   Praxair, Inc. ................................................        787
                                                                            --------
                                                                               2,045
                                                                            --------
           CHEMICALS -- SPECIALTY -- 0.3%
  33,700   Monsanto Company..............................................        807
     500   Sigma-Aldrich Corporation.....................................         26
                                                                            --------
                                                                                 833
                                                                            --------
           COMMERCIAL BANKING -- 9.8%
   7,500   Bank One Corporation..........................................        290
 144,800   Citigroup Inc. ...............................................      6,589
  38,626   First Tennessee National Corporation..........................      1,640
  81,300   FleetBoston Financial Corporation.............................      2,451
  30,200   KeyCorp.......................................................        772
  34,900   National City Corporation.....................................      1,028
  13,100   PNC Financial Services Group..................................        623
     600   Regions Financial Corporation.................................         21
  42,000   SouthTrust Corporation........................................      1,234
  28,400   The Bank of New York Company, Inc. ...........................        827
  85,900   US Bancorp....................................................      2,061
  72,600   Wachovia Corporation..........................................      2,990
  66,700   Washington Mutual, Inc. ......................................      2,626
  11,900   Wells Fargo & Company.........................................        613
                                                                            --------
                                                                              23,765
                                                                            --------
           COMMERCIAL SERVICES -- 0.5%
  14,200   Allied Waste Industries, Inc.!!...............................        153
   4,500   Apollo Group Inc., Class A!!..................................        297
   7,600   Cendant Corporation!!.........................................        142
  13,400   eBay Inc.!!...................................................        718
                                                                            --------
                                                                               1,310
                                                                            --------

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           COMPUTER SERVICES -- 1.9%
  19,900   Computer Sciences Corporation!!...............................   $    748
 103,200   Concord EFS, Inc.!!...........................................      1,410
  74,600   Convergys Corporation!!.......................................      1,368
  24,500   Equifax Inc. .................................................        546
  24,400   Sungard Data Systems, Inc.!!..................................        642
                                                                            --------
                                                                               4,714
                                                                            --------
           COMPUTERS AND OFFICE
             EQUIPMENT -- 3.8%
  75,800   Dell Inc.!!...................................................      2,531
 125,700   Hewlett-Packard Company.......................................      2,434
  29,700   International Business Machines Corporation...................      2,623
  18,000   Lexmark International, Inc.!!.................................      1,134
  33,500   Network Appliance, Inc.!!.....................................        688
   1,900   Xerox Corporation!!...........................................         19
                                                                            --------
                                                                               9,429
                                                                            --------
           CONGLOMERATES -- 0.3%
  30,100   Tyco International Ltd. ......................................        615
                                                                            --------
           CONSUMER CREDIT AND
             MORTGAGES -- 2.5%
  68,700   American Express Company&&....................................      3,096
  26,700   Countrywide Financial Corporation.............................      2,090
  32,800   MBNA Corporation..............................................        748
  22,000   Providian Financial Corporation!!.............................        259
                                                                            --------
                                                                               6,193
                                                                            --------
           DEPARTMENT AND DISCOUNT
             STORES -- 2.3%
  41,100   The May Department Stores Company.............................      1,012
  83,000   Wal-Mart Stores, Inc. ........................................      4,636
                                                                            --------
                                                                               5,648
                                                                            --------
           DIVERSIFIED ELECTRONICS -- 0.4%
   8,400   Cooper Industries, Ltd. ......................................        403
  23,500   Eastman Kodak Company.........................................        493
  11,000   Symbol Technologies, Inc. ....................................        131
                                                                            --------
                                                                               1,027
                                                                            --------
           DIVERSIFIED MANUFACTURING -- 4.6%
  42,400   3M Company....................................................      2,929
 197,900   General Electric Company&&....................................      5,899
  56,100   Gillette Company..............................................      1,794
  20,000   Honeywell International Inc. .................................        527
   8,300   Sanmina - SCI Corporation!!...................................         81
                                                                            --------
                                                                              11,230
                                                                            --------
           ELECTRIC POWER -- NON NUCLEAR -- 0.8%
  11,700   Entergy Corporation...........................................        634
   9,500   Pinnacle West Capital Corporation.............................        337
  17,300   PPL Corporation...............................................        708
   7,300   Public Service Enterprise Group Inc. .........................        307
                                                                            --------
                                                                               1,986
                                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           ELECTRIC POWER -- NUCLEAR -- 0.8%
   3,100   Dominion Resources, Inc. .....................................   $    192
  13,000   Exelon Corporation............................................        826
  15,045   FPL Group, Inc. ..............................................        950
                                                                            --------
                                                                               1,968
                                                                            --------
           ELECTRICAL EQUIPMENT -- 0.2%
  11,300   Emerson Electric Company......................................        595
                                                                            --------
           FINANCE -- MISCELLANEOUS -- 0.6%
  33,200   H & R Block, Inc. ............................................      1,433
                                                                            --------
           FINANCIAL SERVICES -- 1.4%
  98,300   J.P. Morgan Chase & Company...................................      3,375
                                                                            --------
           FOOD AND DRUG STORES -- 0.3%
  17,800   Albertson's, Inc. ............................................        366
   6,300   CVS Corporation...............................................        196
  22,600   Winn-Dixie Stores, Inc. ......................................        218
                                                                            --------
                                                                                 780
                                                                            --------
           FOOD PRODUCTS -- 0.2%
  14,800   Archer-Daniels-Midland Company................................        194
   2,000   Kellogg Company...............................................         67
   4,000   Wm. Wrigley Jr. Company.......................................        221
                                                                            --------
                                                                                 482
                                                                            --------
           HEALTH SERVICES -- 0.7%
  10,500   Manor Care, Inc. .............................................        315
   1,300   Quest Diagnostics Inc.!!......................................         79
  21,800   UnitedHealth Group Inc. ......................................      1,097
   4,500   Wellpoint Health Networks Inc.!!..............................        347
                                                                            --------
                                                                               1,838
                                                                            --------
           HEAVY MACHINERY -- 1.2%
   7,600   Caterpillar Inc. .............................................        523
  14,100   Illinois Tool Works Inc. .....................................        934
  21,000   PACCAR, Inc. .................................................      1,569
                                                                            --------
                                                                               3,026
                                                                            --------
           HOUSEHOLD PRODUCTS -- 2.8%
  22,300   Colgate-Palmolive Company&&...................................      1,246
  26,646   Kimberly-Clark Corporation....................................      1,367
  34,100   Procter & Gamble Company......................................      3,166
  22,700   The Clorox Company............................................      1,041
                                                                            --------
                                                                               6,820
                                                                            --------
           HOUSING AND FURNISHING -- 0.7%
  25,300   Whirlpool Corporation.........................................      1,715
                                                                            --------
           INSURANCE -- 6.0%
  19,100   ACE Ltd. .....................................................        632
  32,000   AFLAC, Inc. ..................................................      1,034
  47,300   Allstate Corporation..........................................      1,728
  92,400   American International Group, Inc.&&..........................      5,330
  35,200   Aon Corporation...............................................        734
  27,900   Chubb Corporation.............................................      1,809
   3,200   Hartford Financial Services Group, Inc. ......................        168
  20,000   John Hancock Financial Services, Inc. ........................        676

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           INSURANCE -- (CONTINUED)
  28,900   Principal Financial Group, Inc. ..............................   $    896
   6,400   Prudential Financial, Inc. ...................................        239
     500   The St. Paul Companies, Inc. .................................         19
  43,300   Travelers Property Casualty Corporation, Class B..............        688
  11,600   XL Capital Ltd., Class A......................................        898
                                                                            --------
                                                                              14,851
                                                                            --------
           INTEGRATED OIL -- 4.6%
   2,700   Amerada Hess Corporation......................................        135
  11,000   Apache Corporation............................................        763
  39,900   Burlington Resources Inc. ....................................      1,923
  48,900   ChevronTexaco Corporation.....................................      3,494
 128,100   Exxon Mobil Corporation.......................................      4,688
   5,500   Kerr-McGee Corporation........................................        246
                                                                            --------
                                                                              11,249
                                                                            --------
           INVESTMENT SERVICES -- 2.1%
   2,100   Franklin Resources, Inc. .....................................         93
  21,600   Goldman Sachs Group, Inc. ....................................      1,812
   7,700   Janus Capital Group Inc. .....................................        108
  53,200   Merrill Lynch & Company, Inc. ................................      2,848
   4,900   Morgan Stanley................................................        247
                                                                            --------
                                                                               5,108
                                                                            --------
           LODGING AND RECREATION -- 1.1%
  26,300   Harrah's Entertainment, Inc. .................................      1,107
  19,100   International Game Technology.................................        538
  56,800   Mattel, Inc. .................................................      1,077
                                                                            --------
                                                                               2,722
                                                                            --------
           MEDICAL DEVICES AND SUPPLIES -- 5.8%
   3,000   Bausch & Lomb Inc. ...........................................        132
  48,800   Becton Dickinson & Company....................................      1,763
  15,400   C.R. Bard, Inc. ..............................................      1,093
  40,400   Guidant Corporation...........................................      1,893
 105,700   Johnson & Johnson.............................................      5,234
  51,087   Medtronic, Inc. ..............................................      2,397
   4,300   St. Jude Medical, Inc.!!......................................        231
   1,100   Waters Corporation!!..........................................         30
  25,000   Zimmer Holdings, Inc.!!.......................................      1,378
                                                                            --------
                                                                              14,151
                                                                            --------
           METALS AND MINING -- 0.3%
  29,000   Alcoa Inc. ...................................................        759
                                                                            --------
           NATURAL GAS DISTRIBUTION -- 0.0%+
  11,300   Williams Companies, Inc. .....................................        106
                                                                            --------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.5%
  95,500   Avaya Inc.!!..................................................      1,041
 208,000   Cisco Systems, Inc.!!.........................................      4,065
  56,300   Corning Inc.!!................................................        530
  20,000   Scientific-Atlanta, Inc. .....................................        623
                                                                            --------
                                                                               6,259
                                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           OILFIELD SERVICES -- 0.8%
  46,100   Baker Hughes Inc. ............................................   $  1,364
  12,400   Schlumberger Ltd. ............................................        600
                                                                            --------
                                                                               1,964
                                                                            --------
           PACKAGING AND CONTAINERS -- 0.7%
  35,200   Sealed Air Corporation!!......................................      1,662
                                                                            --------
           PAPER AND FOREST PRODUCTS -- 0.1%
   8,100   Georgia-Pacific Corporation...................................        196
     100   Plum Creek Timber Company, Inc. ..............................          3
                                                                            --------
                                                                                 199
                                                                            --------
           PHARMACEUTICALS -- 7.9%
  26,600   Amgen Inc.!!..................................................      1,718
   1,000   Biogen, Inc.!!................................................         38
 107,600   Bristol-Myers Squibb Company..................................      2,761
  52,600   Eli Lilly and Company.........................................      3,124
  10,100   Forest Laboratories, Inc.!!...................................        520
     100   Genzyme Corporation!!.........................................          5
   9,500   Medco Health Solutions, Inc.!!................................        246
  85,600   Merck & Company, Inc. ........................................      4,333
 197,500   Pfizer Inc. ..................................................      5,999
   9,600   Schering-Plough Corporation...................................        146
   5,200   Watson Pharmaceuticals, Inc.!!................................        217
                                                                            --------
                                                                              19,107
                                                                            --------
           PUBLISHING AND ADVERTISING -- 1.5%
   5,600   Gannett Company, Inc. ........................................        434
   1,500   Knight-Ridder, Inc. ..........................................        100
   8,200   McGraw-Hill Companies, Inc. ..................................        509
   9,200   New York Times Company, Class A...............................        400
  11,200   R.R. Donnelley & Sons Company.................................        279
  42,500   Tribune Company...............................................      1,951
                                                                            --------
                                                                               3,673
                                                                            --------
           RAILROADS, TRUCKING AND
             SHIPPING -- 1.0%
  28,000   FedEx Corporation.............................................      1,804
  10,600   United Parcel Service, Inc., Class B..........................        676
                                                                            --------
                                                                               2,480
                                                                            --------
           REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
  19,500   Equity Office Properties Trust................................        537
                                                                            --------
           RESTAURANTS -- 1.4%
   7,300   Darden Restaurants, Inc. .....................................        139
  98,500   McDonald's Corporation........................................      2,319
   4,000   Starbucks Corporation!!.......................................        115
  30,500   Yum! Brands, Inc.!!...........................................        903
                                                                            --------
                                                                               3,476
                                                                            --------
           SEMICONDUCTORS -- 4.0%
   7,600   Altera Corporation!!..........................................        144
   6,600   Analog Devices, Inc.!!........................................        251
 219,400   Intel Corporation.............................................      6,036
  14,100   Linear Technology Corporation.................................        505
  40,400   Maxim Integrated Products, Inc. ..............................      1,596
  20,700   NVIDIA Corporation!!..........................................        329
   1,500   QLogic Corporation!!..........................................         71

                                                                              VALUE
 SHARES                                                                       (000)
-------------------------------------------------------------------------------------
           SEMICONDUCTORS -- (CONTINUED)
   4,400   Texas Instruments Inc. .......................................   $    100
  26,600   Xilinx, Inc.!!................................................        758
                                                                            --------
                                                                               9,790
                                                                            --------
           SOFTWARE -- 5.9%
  14,500   Adobe Systems Inc. ...........................................        569
   2,600   Citrix Systems, Inc.!!........................................         57
  15,400   Electronic Arts Inc.!!........................................      1,420
 323,600   Microsoft Corporation.........................................      8,994
 260,900   Oracle Corporation!!..........................................      2,928
   3,100   PeopleSoft, Inc.!!............................................         56
     800   Symantec Corporation!!........................................         50
  11,300   VERITAS Software Corporation!!................................        355
                                                                            --------
                                                                              14,429
                                                                            --------
           SPECIALTY STORES -- 2.5%
   6,400   Best Buy Company, Inc.!!......................................        304
   1,200   Family Dollar Stores, Inc. ...................................         48
 112,300   Gap, Inc. ....................................................      1,923
  71,400   Home Depot, Inc. .............................................      2,273
   2,000   Lowe's Companies, Inc. .......................................        104
     800   RadioShack Corporation........................................         23
  49,600   Sherwin-Williams Company......................................      1,459
                                                                            --------
                                                                               6,134
                                                                            --------
           TELECOMMUNICATIONS SERVICES -- 4.3%
  20,900   AT &T Corporation.............................................        450
  16,900   AT&T Wireless Services Inc.!!.................................        138
  72,900   BellSouth Corporation.........................................      1,726
  13,900   Nextel Communications, Inc., Class A!!........................        274
 133,000   SBC Communications Inc. ......................................      2,959
  92,900   Sprint Corporation (FON Group)................................      1,403
 112,000   Verizon Communications Inc. ..................................      3,634
                                                                            --------
                                                                              10,584
                                                                            --------
           TOBACCO -- 0.6%
  31,000   Altria Group, Inc. ...........................................      1,358
   2,800   R.J. Reynolds Tobacco Holdings, Inc. .........................        111
                                                                            --------
                                                                               1,469
                                                                            --------
           TOTAL COMMON STOCKS
             (Cost $193,990).............................................    233,052
                                                                            --------
CONTRACTS
---------
            PURCHASED OPTIONS -- 1.5%
   1,000    Call option
              Altria Group
              Strike price 40.00
              Expires 01/22/05............................................        680
   1,000    Put option
              Altria Group
              Strike price 20.00
              Expires 01/22/05............................................         80
      63(c) Call option on interest rate swap,
              expiring on 11/08/03. If exercised,
              Commerzbank pays fixed (2.75%) and receives 6 month EURIBOR,
              Swap expires 05/23/06.......................................         17

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
CONTRACTS                                                                      (000)
--------------------------------------------------------------------------------------
            PURCHASED OPTIONS -- (CONTINUED)
      20(c) Call option on interest rate swap,
              expiring on 12/29/03. If exercised,
              Commerzbank pays fixed (2.70%) and receives 6 month EURIBOR,
              Swap expires 12/31/08.......................................   $      3
      10(c) Call option on interest rate swap,
              expiring on 07/10/06. If exercised,
              Morgan Stanley pays fixed (3.75%) and receives 6 month
              EURIBOR, Swap expires 07/13/07..............................         49
 500,000(d) Collar option
              6 Month EURIBOR
              Strike 3.00%
              Expires 07/04/05............................................        106
 500,000(d) Collar option
              6 Month EURIBOR
              Strike 3.00%
              Expires 01/04/06............................................         86
 500,000(d) Collar option
              6 Month EURIBOR
              Strike 3.00%
              Expires 07/04/06............................................         79
 500,000(d) Collar option
              6 Month EURIBOR
              Strike 3.00%
              Expires 01/04/07............................................         73
      45(c) Call option on interest rate swap, expiring on 11/08/03. If exercised,
              Commerzbank pays 6 month EURIBOR and receives fixed (2.75%),
              Swap expires 11/12/04.......................................        297
      53(c) Call option on interest rate swap, expiring on 06/14/04. If exercised,
              Morgan Stanley pays 6 month EURIBOR and receives fixed
              (3.78%), Swap expires 07/04/12..............................      2,102
                                                                             --------
            TOTAL PURCHASED OPTIONS
              (Cost $852).................................................      3,572
                                                                             --------
 SHARES
 (000)
---------
            INVESTMENT COMPANIES -- 4.8%
              (Cost $11,710)
  11,710    Nations Cash Reserves, Capital Class Shares#..................     11,710
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $206,552*)..................................     101.1%   248,334
                                                                             --------
CONTRACTS
---------
            WRITTEN OPTIONS
  (1,000)   Call option,
              Altria Group
              Strike price 40.00
              Expires 01/22/05..................................      (680)

                                                                               VALUE
CONTRACTS                                                                      (000)
--------------------------------------------------------------------------------------
            WRITTEN OPTIONS -- (CONTINUED)
  (1,000)   Put option,
              Altria Group
              Strike price 20.00
              Expires 01/22/05..................................  $    (80)
(500,000)(d) Put option,
              Deutschland Republic Bond,
              5.000% due 07/04/12
              Strike price 108.946
              Expires 06/14/04..................................    (2,042)
     (18)(c) Call option on interest rate swap, expiring on
              12/26/03. If exercised,
              Commerzbank pays 3 month LIBOR and receives fixed
              (2.25%),
              Swap expires 12/30/08.............................        (3)
     (45)(c) Call option on interest rate swap, expiring on
              11/08/03. If exercised,
              Commerzbank pays 3 month EURIBOR and receives
              fixed (2.25%),
              Swap expires 11/12/04.............................       (62)
     (63)(c) Call option on interest rate swap, expiring on
              11/20/03. If exercised,
              Commerzbank pays 6 month EURIBOR and receives
              fixed (2.635%),
              Swap expires 05/23/06.............................        (3)
(500,000)(d) Collar option
              6 Month EURIBOR
              Strike 5.50%
              Expires 07/04/05..................................        (3)
(500,000)(d) Collar option
              6 Month EURIBOR
              Strike 5.50%
              Expires 01/04/06..................................       (15)
(500,000)(d) Collar option
              6 Month EURIBOR
              Strike 5.50%
              Expires 07/04/06..................................       (34)
(500,000)(d) Collar option
              6 Month EURIBOR
              Strike 5.50%
              Expires 01/04/07..................................       (58)
                                                                  --------
            TOTAL WRITTEN OPTIONS
              (Premium ($777))..................................    (2,980)
                                                                  --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LargeCap Enhanced Core Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
-------------------------------------------------------------------------------------
           OTHER ASSETS AND
             LIABILITIES (NET).................................      (1.1)%
           Receivable for Fund shares sold...............................   $    852
           Dividends receivable..........................................        273
           Interest receivable...........................................         28
           Unrealized appreciation on swap contracts.....................      3,143
           Unrealized depreciation on swap contracts.....................     (2,971)
           Variation margin/due to broker................................       (438)
           Written options, at value (premium $777)......................     (2,980)
           Payable for Fund shares redeemed..............................       (265)
           Investment advisory fee payable...............................        (34)
           Administration fee payable....................................        (47)
           Shareholder servicing and distribution fees payable...........         (4)
           Due to custodian..............................................         (7)
           Accrued Trustees' fees and expenses...........................        (63)
           Accrued expenses and other liabilities........................       (137)
                                                                            --------
           TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (2,650)
                                                                            --------
           NET ASSETS..........................................     100.0%  $245,684
                                                                            ========
           NET ASSETS CONSIST OF:
           Undistributed net investment income...........................   $  1,560
           Accumulated net realized loss on
             investments sold, swaps, options and futures contracts......    (15,865)
           Net unrealized appreciation of
             investments, swaps, options and futures contracts...........     39,327
           Paid-in capital...............................................    220,662
                                                                            --------
           NET ASSETS....................................................   $245,684
                                                                            ========

                                                                              VALUE
-------------------------------------------------------------------------------------
           PRIMARY A SHARES:
           Net asset value, offering and redemption price per share
             ($227,502,169 / 19,104,161 shares outstanding)..............     $11.91
                                                                            ========
           INVESTOR A SHARES:
           Net asset value and redemption price per share
             ($18,181,427 / 1,531,993 shares outstanding)................     $11.87
                                                                            ========

---------------

 * Federal income tax information (see Note 11).

 !!Non-income producing security.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 &&All or a portion of security segregated as collateral for futures contracts.

(c)1 contract = $1,000,000 notional amount.

(d)1 contract = 100 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMMON STOCKS -- 98.8%
          AEROSPACE AND DEFENSE -- 0.7%
132,675   L-3 Communications Holdings, Inc.!!...........................   $    5,738
 14,375   Sequa Corporation, Class A!!..................................          615
110,550   The Titan Corporation!!.......................................        2,304
                                                                           ----------
                                                                                8,657
                                                                           ----------
          AIRLINES -- 0.5%
 36,675   Alaska Air Group, Inc.!!......................................        1,020
 88,850   JetBlue Airways Corporation!!.................................        5,417
                                                                           ----------
                                                                                6,437
                                                                           ----------
          APPAREL AND TEXTILES -- 0.8%
125,000   Coach, Inc.!!&&...............................................        6,825
 48,975   Timberland Company, Class A!!.................................        2,089
 74,100   Unifi, Inc.!!.................................................          356
                                                                           ----------
                                                                                9,270
                                                                           ----------
          AUTOMOTIVE -- 1.7%
 94,275   ArvinMeritor, Inc. ...........................................        1,679
 37,175   Borg Warner Inc. .............................................        2,522
142,425   Carmax Inc.!!.................................................        4,652
123,575   Copart, Inc.!!................................................        1,335
105,150   Gentex Corporation............................................        3,663
 92,450   Lear Corporation!!............................................        4,867
 36,700   Superior Industries International, Inc. ......................        1,488
                                                                           ----------
                                                                               20,206
                                                                           ----------
          BEVERAGES -- 0.6%
143,750   Constellation Brands, Inc.!!(a)...............................        4,383
198,300   PepsiAmericas, Inc.&&.........................................        2,873
                                                                           ----------
                                                                                7,256
                                                                           ----------
          BROADCASTING AND CABLE -- 0.9%
 74,825   Emmis Communications Corporation!!............................        1,510
 70,675   Entercom Communications Corporation!!(a)......................        3,168
 32,200   Media General Inc., Class A...................................        1,967
139,250   Westwood One, Inc.!!..........................................        4,204
                                                                           ----------
                                                                               10,849
                                                                           ----------
          BUILDING MATERIALS -- 0.2%
 67,325   Martin Marietta Materials, Inc. ..............................        2,454
                                                                           ----------
          CHEMICALS -- BASIC -- 0.7%
 48,575   FMC Corporation!!.............................................        1,224
 90,775   FMC Technologies, Inc.!!......................................        1,944
158,475   IMC Global, Inc. .............................................        1,016
222,800   Lyondell Chemical Company.....................................        2,848
 80,350   Olin Corporation..............................................        1,271
                                                                           ----------
                                                                                8,303
                                                                           ----------
          CHEMICALS -- SPECIALTY -- 1.3%
101,000   Airgas, Inc. .................................................        1,798
 56,750   Albemarle Corporation.........................................        1,558
 84,950   Cabot Corporation.............................................        2,421
 33,850   Cabot Microelectronics Corporation!!(a).......................        1,887
153,075   Crompton Corporation..........................................          889
 53,750   Cytec Industries Inc.!!.......................................        1,962
 56,125   Ferro Corporation.............................................        1,199

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          CHEMICALS -- SPECIALTY -- (CONTINUED)
 70,900   Lubrizol Corporation&&........................................   $    2,301
 27,700   Minerals Technologies Inc. ...................................        1,410
                                                                           ----------
                                                                               15,425
                                                                           ----------
          COMMERCIAL BANKING -- 9.0%
101,225   Associated Banc-Corp..........................................        3,826
110,700   Astoria Financial Corporation.................................        3,421
 80,750   Bank of Hawaii Corporation....................................        2,712
221,850   Banknorth Group, Inc. ........................................        6,261
 66,725   City National Corporation.....................................        3,400
171,100   Colonial BancGroup, Inc. .....................................        2,471
103,100   Commerce Bancorp, Inc.(a).....................................        4,940
172,975   Compass Bancshares, Inc. .....................................        5,981
 70,850   Cullen Frost Bankers, Inc. ...................................        2,638
116,300   Firstmerit Corporation&&......................................        2,877
 71,625   Greater Bay Bancorp(a)........................................        1,490
214,825   Hibernia Corporation, Class A.................................        4,352
 75,250   Independence Community Bank Corporation.......................        2,628
 89,675   Investors Financial Services Corporation......................        2,816
164,650   M&T Bank Corporation..........................................       14,375
109,375   Mercantile Bankshares Corporation.............................        4,375
281,575   National Commerce Financial Corporation.......................        7,006
190,466   New York Community Bancorp, Inc. .............................        6,002
 67,175   Provident Financial Group, Inc. ..............................        1,878
 47,500   Silicon Valley Bancshares!!(a)................................        1,312
402,050   Sovereign Bancorp, Inc. ......................................        7,458
 98,400   TCF Financial Corporation.....................................        4,718
 95,950   Washington Federal, Inc. .....................................        2,419
 62,850   Webster Financial Corporation.................................        2,506
 45,025   Westamerica Bancorporation....................................        2,001
 90,700   Wilmington Trust Corporation..................................        2,790
                                                                           ----------
                                                                              106,653
                                                                           ----------
          COMMERCIAL SERVICES -- 3.6%
 26,675   Bandag, Inc. .................................................          900
 73,525   Catalina Marketing Corporation!!..............................        1,117
113,875   CDW Corporation...............................................        6,576
 91,150   Certegy Inc. .................................................        2,927
118,327   ChoicePoint Inc.!!............................................        3,964
104,450   Fastenal Company(a)...........................................        3,948
106,950   Gartner Group, Inc.!!.........................................        1,165
 49,000   Kelly Services, Inc. .........................................        1,222
 51,775   Korn/Ferry International!!....................................          427
106,975   Manpower Inc.(a)..............................................        3,969
140,350   MPS Group, Inc.!!.............................................        1,263
 62,112   Rollins, Inc. ................................................        1,108
144,425   SEI Investment Company........................................        4,694
 84,750   Sotheby's Holdings, Class A!!.................................          917
 59,325   Sylvan Learning Systems, Inc.!!...............................        1,618
105,925   United Rentals, Inc.!!........................................        1,704
 71,600   Valassis Communications Inc.!!................................        1,890
121,625   Viad Corporation..............................................        2,904
                                                                           ----------
                                                                               42,313
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          COMPUTER SERVICES -- 2.6%
117,475   Acxiom Corporation!!..........................................   $    1,851
182,875   Affiliated Computer Services, Inc., Class A!!.................        8,905
203,900   Ceridian Corporation!!........................................        3,797
 72,000   CSG Systems International, Inc.!!.............................        1,063
 66,350   Fair, Issac and Company Inc.(a)...............................        3,912
 68,475   Internet Security Systems, Inc.!!.............................          856
120,950   Jack Henry & Associates, Inc. ................................        2,103
 88,200   Overture Services, Inc.!!.....................................        2,336
213,800   Synopsys, Inc.!!..............................................        6,579
                                                                           ----------
                                                                               31,402
                                                                           ----------
          COMPUTERS AND OFFICE
            EQUIPMENT -- 1.0%
 63,800   Avocent Corporation!!.........................................        1,933
100,275   Miller (Herman) Inc. .........................................        2,283
 58,500   Plexus Corporation!!..........................................          909
243,625   Quantum Corporation!!.........................................          750
150,775   Storage Technology Corporation!!..............................        3,639
 77,975   Tech Data Corporation!!.......................................        2,406
                                                                           ----------
                                                                               11,920
                                                                           ----------
          CONGLOMERATES -- 1.3%
 65,900   Dycom Industries, Inc.!!......................................        1,344
 57,175   Granite Construction..........................................        1,068
 67,950   Pentair, Inc. ................................................        2,709
152,675   Scana Corporation.............................................        5,229
105,425   SPX Corporation!!.............................................        4,774
                                                                           ----------
                                                                               15,124
                                                                           ----------
          CONSTRUCTION -- 0.6%
 41,225   Hovnanian Enterprises Inc.!!..................................        2,654
 76,325   Jacobs Engineering Group Inc.!!...............................        3,441
160,525   Quanta Services, Inc.!!.......................................        1,328
                                                                           ----------
                                                                                7,423
                                                                           ----------
          CONSUMER CREDIT AND
            MORTGAGES -- 0.7%
215,100   AmeriCredit Corporation!!(a)..................................        2,216
189,012   Greenpoint Financial Corporation..............................        5,643
                                                                           ----------
                                                                                7,859
                                                                           ----------
          CONSUMER SERVICES -- 0.6%
113,250   Rent-A-Center, Inc.!!.........................................        3,658
 69,475   Valspar Corporation(a)........................................        3,241
                                                                           ----------
                                                                                6,899
                                                                           ----------
          DEPARTMENT AND DISCOUNT
            STORES -- 0.4%
 65,500   Neiman Marcus Group Inc., Class A!!...........................        2,731
196,575   Saks, Inc.!!..................................................        2,267
                                                                           ----------
                                                                                4,998
                                                                           ----------
          DIVERSIFIED ELECTRONICS -- 2.5%
 44,200   Black Hills Corporation.......................................        1,364
 99,800   Diebold, Inc. ................................................        5,054
 91,250   Harris Corporation............................................        3,266
 51,575   Hawaiian Electric Industries, Inc.(a).........................        2,245
 81,800   Hubbell Inc. .................................................        2,985
 95,800   Integrated Circuit Systems, Inc.!!............................        2,878
 71,050   National Instruments Corporation..............................        2,860
 55,375   PNM Resources Inc. ...........................................        1,553

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          DIVERSIFIED ELECTRONICS -- (CONTINUED)
253,700   RF Micro Devices, Inc.!!(a)...................................   $    2,357
 46,825   Varian Inc.!!.................................................        1,467
219,750   Vishay Intertechnology, Inc.!!................................        3,849
                                                                           ----------
                                                                               29,878
                                                                           ----------
          DIVERSIFIED MANUFACTURING -- 2.1%
 42,225   Carlisle Companies Inc. ......................................        1,842
 59,700   Donaldson Company, Inc. ......................................        3,218
116,350   Energizer Holdings Inc.!!.....................................        4,278
 66,025   Federal Signal Corporation....................................          984
 56,025   Harsco Corporation............................................        2,155
 48,700   Kennametal Inc. ..............................................        1,821
 49,325   Lancaster Colony Corporation..................................        1,962
 47,025   Modine Manufacturing Company..................................        1,119
 46,425   Nordson Corporation...........................................        1,202
 64,550   Sensient Technologies Corporation.............................        1,356
 54,450   Teleflex Inc. ................................................        2,365
 74,675   The Brink's Company...........................................        1,296
 54,700   York International Corporation................................        1,892
                                                                           ----------
                                                                               25,490
                                                                           ----------
          EDUCATION -- 1.2%
136,475   Career Education Corporation!!................................        6,183
 60,275   Corinthian Colleges, Inc.!!...................................        3,445
 96,300   DeVry, Inc.!!.................................................        2,278
 49,100   Education Management Corporation!!............................        2,832
                                                                           ----------
                                                                               14,738
                                                                           ----------
          ELECTRIC POWER -- NON NUCLEAR -- 2.4%
118,975   Allete, Inc. .................................................        3,258
174,125   DPL Inc. .....................................................        2,986
103,300   Duquesne Light Holdings, Inc. ................................        1,595
 95,250   Great Plains Energy Inc.(a)...................................        2,888
 52,575   IDACORP, Inc.(a)..............................................        1,341
183,850   Northeast Utilities Company...................................        3,295
117,350   OGE Energy Corporation........................................        2,651
235,250   Pepco Holdings, Inc. .........................................        4,064
161,275   Sierra Pacific Resources!!(a).................................          782
102,700   Vectren Corporation...........................................        2,426
 99,425   Westar Energy, Inc. ..........................................        1,834
 44,725   WPS Resources Corporation(a)..................................        1,843
                                                                           ----------
                                                                               28,963
                                                                           ----------
          ELECTRIC POWER -- NUCLEAR -- 0.9%
151,950   Alliant Energy Corporation(a).................................        3,343
200,675   Energy East Corporation.......................................        4,501
 73,000   NSTAR.........................................................        3,468
                                                                           ----------
                                                                               11,312
                                                                           ----------
          ELECTRICAL EQUIPMENT -- 0.4%
 45,550   AMETEK, Inc. .................................................        1,951
 48,900   Imation Corporation...........................................        1,597
 25,425   Tecumseh Products Company.....................................          949
                                                                           ----------
                                                                                4,497
                                                                           ----------
          ENERGY -- MISCELLANEOUS -- 0.7%
129,425   Puget Energy Inc. ............................................        2,903
161,250   Wisconsin Energy Corporation..................................        4,929
                                                                           ----------
                                                                                7,832
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          EXPLORATION AND PRODUCTION -- 1.2%
 73,250   Forest Oil Corporation!!......................................   $    1,754
 77,725   Noble Energy, Inc. ...........................................        2,977
 87,450   Pogo Producing Company........................................        3,960
252,908   XTO Energy, Inc. .............................................        5,308
                                                                           ----------
                                                                               13,999
                                                                           ----------
          FINANCE -- MISCELLANEOUS -- 0.3%
 76,400   IndyMac Bancorp, Inc. ........................................        1,770
 65,075   Investment Technology Group, Inc.!!...........................        1,248
                                                                           ----------
                                                                                3,018
                                                                           ----------
          FOOD AND DRUG STORES -- 0.5%
 63,575   Ruddick Corporation...........................................          988
 81,825   Whole Foods Market, Inc.!!....................................        4,515
                                                                           ----------
                                                                                5,503
                                                                           ----------
          FOOD PRODUCTS -- 2.2%
213,062   Dean Foods Company!!..........................................        6,611
190,425   Hormel Foods Corporation......................................        4,376
 61,675   Interstate Bakeries Corporation...............................          925
150,175   Smithfield Foods, Inc.!!......................................        2,883
 68,750   The J. M. Smucker Company.....................................        2,899
 71,305   Tootsie Roll Industries, Inc. ................................        2,210
482,350   Tyson Foods Inc., Class A.....................................        6,816
                                                                           ----------
                                                                               26,720
                                                                           ----------
          HEALTH SERVICES -- 4.7%
126,675   AdvancePCS!!..................................................        5,773
 75,300   Apria Healthcare Group Inc.!!.................................        2,062
 62,775   Charles River Laboratories International, Inc.!!..............        1,927
135,575   Community Health Systems!!....................................        2,942
 84,750   Covance Inc.!!................................................        1,897
 82,425   Coventry Health Care, Inc.!!..................................        4,347
130,575   First Health Group Corporation!!..............................        3,415
159,925   Health Net Inc.!!.............................................        5,065
 53,400   Lifepoint Hospitals, Inc.!!...................................        1,284
135,525   Lincare Holdings Inc.!!.......................................        4,967
139,475   Omnicare, Inc. ...............................................        5,029
114,200   Oxford Health Plans, Inc.!!...................................        4,718
 51,700   Pacificare Health Systems Inc.!!..............................        2,523
 57,750   Stericycle, Inc.!!............................................        2,724
103,575   Triad Hospitals, Inc.!!.......................................        3,136
 79,725   Universal Health Services, Inc., Class B!!....................        3,942
                                                                           ----------
                                                                               55,751
                                                                           ----------
          HEAVY MACHINERY -- 0.5%
103,550   Agco Corporation!!............................................        1,775
 76,050   Flowserve Corporation!!.......................................        1,544
 63,050   Graco Inc. ...................................................        2,367
                                                                           ----------
                                                                                5,686
                                                                           ----------
          HOUSEHOLD PRODUCTS -- 0.5%
 63,250   Blyth Industries, Inc. .......................................        1,706
 55,450   Church & Dwight Company, Inc. ................................        1,940
132,025   The Dial Corporation..........................................        2,844
                                                                           ----------
                                                                                6,490
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          HOUSING AND FURNISHING -- 2.6%
213,975   D.R. Horton, Inc. ............................................   $    6,997
 76,750   Furniture Brands International, Inc.!!........................        1,850
 79,675   Hon Industries Inc. ..........................................        2,945
101,375   Lennar Corporation, Class A...................................        7,885
 91,300   Mohawk Industries Inc.!!......................................        6,512
159,100   RPM Inc. .....................................................        2,078
100,575   Toll Brothers, Inc.!!.........................................        3,059
                                                                           ----------
                                                                               31,326
                                                                           ----------
          INSURANCE -- 5.3%
 73,000   Allmerica Financial Corporation!!.............................        1,738
 95,875   American Financial Group, Inc. ...............................        2,085
 53,800   AmerUs Group Company..........................................        1,829
124,675   Arthur J. Gallagher & Company.................................        3,526
 94,100   Brown and Brown Inc. .........................................        2,896
 76,325   Everest Re Group, Ltd. .......................................        5,738
185,362   Fidelity National Financial, Inc. ............................        5,572
106,800   First American Financial Corporation..........................        2,659
 87,675   HCC Insurance Holdings Inc. ..................................        2,550
 58,800   Horace Mann Educators Corporation.............................          853
 82,075   Leucadia National Corporation.................................        3,107
 64,650   MONY Group Inc.(a)............................................        2,104
 83,800   Ohio Casualty Corporation!!...................................        1,215
166,275   Old Republic International Corporation........................        5,502
 94,850   Protective Life Corporation...................................        2,831
128,800   Radian Group Inc. ............................................        5,719
 40,100   Stancorp Financial Group Inc. ................................        2,304
122,300   The PMI Group, Inc. ..........................................        4,128
 92,950   Unitrin, Inc. ................................................        2,831
114,437   W.R. Berkley Corporation......................................        3,921
                                                                           ----------
                                                                               63,108
                                                                           ----------
          INTEGRATED OIL -- 1.8%
126,400   Murphy Oil Corporation........................................        7,425
162,200   Pioneer Natural Resources Company!!...........................        4,130
114,050   Questar Corporation...........................................        3,514
157,450   Valero Energy Corporation.....................................        6,026
                                                                           ----------
                                                                               21,095
                                                                           ----------
          INVESTMENT SERVICES -- 2.4%
109,450   A.G. Edwards, Inc. ...........................................        4,204
498,700   E*TRADE Group, Inc.!!.........................................        4,618
 95,175   Eaton Vance Corporation.......................................        3,186
 81,975   LaBranche & Company Inc. .....................................        1,197
 90,475   Legg Mason, Inc. .............................................        6,533
 96,400   Neuberger Berman Inc. ........................................        4,036
104,375   Roslyn Bancorp, Inc. .........................................        2,451
113,925   Waddell & Reed Financial, Inc., Class A.......................        2,685
                                                                           ----------
                                                                               28,910
                                                                           ----------
          LODGING AND RECREATION -- 1.5%
103,975   Callaway Golf Company.........................................        1,484
130,625   Extended Stay America, Inc.!!.................................        1,950
 79,850   GTECH Holdings Corporation....................................        3,422
 73,250   International Speedway Corporation(a).........................        3,215
 81,675   Mandalay Resort Group.........................................        3,235
415,650   Park Place Entertainment Corporation!!........................        3,744
127,475   Six Flags, Inc.!!.............................................          671
                                                                           ----------
                                                                               17,721
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          MEDICAL DEVICES AND SUPPLIES -- 3.2%
126,575   Apogent Technologies Inc.!!...................................   $    2,640
 83,900   Beckman Coulter, Inc. ........................................        3,821
150,950   Cytyc Corporation!!...........................................        2,270
108,725   DENTSPLY International Inc. ..................................        4,875
 85,225   Edwards Lifesciences Corporation!!............................        2,308
 59,825   Henry Schein, Inc.!!..........................................        3,392
 85,050   Hillenbrand Industries, Inc. .................................        4,799
 93,825   Patterson Dental Company!!....................................        5,402
 95,400   STERIS Corporation!!..........................................        2,196
 93,975   Varian Medical Systems, Inc.!!................................        5,402
 66,075   VISX Inc.!!...................................................        1,259
                                                                           ----------
                                                                               38,364
                                                                           ----------
          METALS AND MINING -- 0.5%
 72,325   Arch Coal, Inc. ..............................................        1,606
 74,575   Peabody Energy Corporation....................................        2,339
 72,825   Precision Castparts Corporation...............................        2,557
                                                                           ----------
                                                                                6,502
                                                                           ----------
          NATURAL GAS DISTRIBUTION -- 1.4%
 87,725   AGL Resources Inc. ...........................................        2,471
 85,675   Equitable Resources, Inc. ....................................        3,521
100,250   Hanover Compressor Company!!..................................          992
103,900   MDU Resources Group, Inc. ....................................        3,510
111,950   National Fuel Gas Company.....................................        2,558
103,400   ONEOK, Inc. ..................................................        2,086
 66,900   WGL Holdings Inc. ............................................        1,845
                                                                           ----------
                                                                               16,983
                                                                           ----------
          NATURAL GAS PIPELINES -- 0.2%
268,575   Aquila, Inc.!!(a).............................................          908
 45,675   Western Gas Resources, Inc. ..................................        1,735
                                                                           ----------
                                                                                2,643
                                                                           ----------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.4%
506,900   3Com Corporation!!............................................        2,991
 53,150   ADTRAN, Inc. .................................................        3,251
117,925   Advanced Fibre Communications, Inc.!!.........................        2,473
 81,500   CommScope, Inc.!!.............................................          983
157,575   McDATA Corporation, Class A!!.................................        1,886
 53,325   Newport Corporation!!.........................................          752
 60,350   Plantronics, Inc.!!...........................................        1,441
136,075   Polycom, Inc.!!...............................................        2,260
 86,800   Powerwave Technologies, Inc.!!................................          575
                                                                           ----------
                                                                               16,612
                                                                           ----------
          OILFIELD SERVICES -- 3.1%
 75,375   Cooper Cameron Corporation!!..................................        3,483
206,225   ENSCO International Inc. .....................................        5,531
167,100   Grant Prideco Inc.!!..........................................        1,703
 68,950   Helmerich & Payne, Inc. ......................................        1,802
116,925   National-Oilwell, Inc.!!......................................        2,121
111,350   Patterson-UTI Energy, Inc.!!..................................        3,014
185,975   Pride International, Inc.!!...................................        3,152
137,750   Smith International, Inc.!!...................................        4,956
 83,375   Tidewater Inc. ...............................................        2,360
134,125   Varco International, Inc.!!...................................        2,268
180,725   Weatherford International Inc.!!..............................        6,828
                                                                           ----------
                                                                               37,218
                                                                           ----------

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          PACKAGING AND CONTAINERS -- 0.5%
 70,300   Longview Fibre Company........................................   $      687
143,525   Packaging Corporation of America!!............................        2,787
133,300   Sonoco Products Company.......................................        2,926
                                                                           ----------
                                                                                6,400
                                                                           ----------
          PAPER AND FOREST PRODUCTS -- 0.7%
 76,225   Bowater Inc. .................................................        3,206
 60,225   P.H. Glatfelter Company.......................................          709
 39,500   Potlatch Corporation..........................................        1,174
 57,700   Rayonier Inc. ................................................        2,343
 70,950   Wausau-Mosinee Paper Corporation..............................          866
                                                                           ----------
                                                                                8,298
                                                                           ----------
          PHARMACEUTICALS -- 5.5%
 91,937   Barr Laboratories, Inc.!!.....................................        6,271
277,150   Gilead Sciences, Inc.!!.......................................       15,502
114,350   ICN Pharmaceuticals Inc. .....................................        1,962
213,975   IDEC Pharmaceuticals Corporation!!............................        7,093
269,325   IVAX Corporation!!............................................        5,279
411,150   Millennium Pharmaceuticals, Inc.!!............................        6,328
246,237   Mylan Laboratories, Inc. .....................................        9,517
 96,375   Perrigo Company...............................................        1,227
 46,525   Pharmaceutical Resources, Inc.!!..............................        3,174
128,925   Protein Design Labs, Inc.!!...................................        1,787
116,600   Sepracor Inc.!!...............................................        3,211
163,750   SICOR Inc.!!..................................................        3,157
105,975   Vertex Pharmaceuticals Inc.!!.................................        1,303
                                                                           ----------
                                                                               65,811
                                                                           ----------
          PUBLISHING AND ADVERTISING -- 2.2%
 35,025   Banta Corporation.............................................        1,261
156,350   Belo Corporation..............................................        3,791
101,600   Dun & Bradstreet Corporation!!................................        4,220
122,175   Harte-Hanks, Inc. ............................................        2,253
 61,375   Lee Enterprises, Inc. ........................................        2,373
136,175   Readers Digest Association, Inc., Class A.....................        1,905
 54,050   Scholastic Corporation!!......................................        1,556
 13,125   The Washington Post Company, Class B..........................        8,729
                                                                           ----------
                                                                               26,088
                                                                           ----------
          RAILROADS, TRUCKING AND
            SHIPPING -- 2.0%
116,450   C.H. Robinson Worldwide, Inc. ................................        4,333
 68,300   CNF Inc. .....................................................        2,189
 64,975   EGL, Inc.!!...................................................        1,181
144,075   Expeditors International of Washington, Inc. .................        4,958
 67,550   GATX Corporation..............................................        1,429
108,925   J.B. Hunt Transport Services, Inc.!!..........................        2,834
 47,825   Overseas Shipholding Group, Inc. .............................        1,236
114,825   Swift Transportation Company, Inc.!!..........................        2,605
 63,650   Trinity Industries, Inc. .....................................        1,645
 87,975   Werner Enterprises, Inc. .....................................        2,016
                                                                           ----------
                                                                               24,426
                                                                           ----------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.7%
112,400   AMB Property Corporation......................................        3,463
 86,150   Hospitality Properties Trust..................................        3,022

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- (CONTINUED)
109,100   Liberty Property Trust........................................   $    4,035
 79,975   Mack-Cali Realty Corporation..................................        3,135
134,125   New Plan Excel Realty Trust...................................        3,125
165,250   United Dominion Realty Trust..................................        3,026
                                                                           ----------
                                                                               19,806
                                                                           ----------
          RESTAURANTS -- 1.9%
 76,350   Applebees International Inc. .................................        2,403
 47,700   Bob Evans Farms, Inc. ........................................        1,274
133,650   Brinker International, Inc.!!.................................        4,459
 67,000   CBRL Group Inc. ..............................................        2,377
 80,150   Krispy Kreme Doughnuts, Inc.!!(a).............................        3,086
103,125   Outback Steakhouse, Inc. .....................................        3,905
 88,100   Ruby Tuesday, Inc. ...........................................        2,124
 70,825   The Cheesecake Factory, Inc.!!................................        2,562
                                                                           ----------
                                                                               22,190
                                                                           ----------
          SEMICONDUCTORS -- 4.6%
138,775   Arrow Electronics, Inc.!!.....................................        2,552
645,275   Atmel Corporation!!...........................................        2,588
164,475   Avnet, Inc.!!.................................................        2,717
 86,850   Credence Systems Corporation!!................................          999
100,875   Cree, Inc.!!(a)...............................................        1,868
162,850   Cypress Semiconductor Corporation!!(a)........................        2,879
161,475   Fairchild Semiconductor Corporation, Class A!!................        2,677
143,300   Intergrated Device Technology, Inc.!!.........................        1,780
 88,325   International Rectifier Corporation!!.........................        3,307
190,250   Intersil Corporation, Class A!!...............................        4,528
118,900   KEMET Corporation!!...........................................        1,515
174,550   Lam Research Corporation!!....................................        3,866
154,850   Lattice Semiconductor Corporation!!...........................        1,101
 68,200   LTX Corporation!!.............................................          768
127,125   Micrel, Inc.!!................................................        1,550
282,025   Microchip Technology Inc. ....................................        6,752
107,275   SanDisk Corporation!!.........................................        6,838
101,000   Semtech Corporation!!.........................................        1,864
 67,800   Silicon Laboratories Inc.!!...................................        3,048
184,675   TriQuint Semiconductor, Inc.!!................................        1,034
                                                                           ----------
                                                                               54,231
                                                                           ----------
          SOFTWARE -- 3.2%
121,275   Activision, Inc.!!............................................        1,449
 44,700   Advent Software, Inc.!!.......................................          719
 80,012   Ascential Software Corporation!!..............................        1,483
373,675   Cadence Design Systems, Inc.!!(a).............................        5,007
109,050   Checkfree Corporation!!.......................................        2,181
159,225   DST Systems, Inc.!!...........................................        5,987
 87,775   Keane Inc.!!..................................................        1,122
162,125   Legato Systems Inc.!!.........................................        1,817
 86,175   Macromedia Inc.!!.............................................        2,132
 67,100   Macrovision Corporation!!.....................................        1,239
 94,750   Mentor Graphics Corporation!!.................................        1,661
220,775   Network Associates, Inc.!!....................................        3,038
 74,250   Retek Inc.!!..................................................          501
 93,675   Reynolds & Reynolds Company, Class A..........................        2,581
 80,825   RSA Security Inc.!!...........................................        1,154

                                                                              VALUE
SHARES                                                                        (000)
--------------------------------------------------------------------------------------
          SOFTWARE -- (CONTINUED)
130,450   Sybase, Inc.!!................................................   $    2,219
164,925   The BISYS Group, Inc.!!.......................................        2,169
 49,050   Transaction Systems Architects, Inc.!!........................          815
109,875   Wind River Systems!!..........................................          625
                                                                           ----------
                                                                               37,899
                                                                           ----------
          SPECIALTY STORES -- 4.2%
 98,151   99 Cents Only Stores!!........................................        3,174
134,400   Abercrombie & Fitch Company!!.................................        3,724
 97,825   American Eagle Outfitters, Inc.!!.............................        1,454
 89,050   Barnes & Noble, Inc.!!........................................        2,263
 95,425   BJ's Wholesale Club, Inc.!!...................................        1,848
106,425   Borders Group Inc.!!..........................................        2,014
118,925   Chico's FAS, Inc.!!(a)........................................        3,644
 67,275   Claire's Stores, Inc. ........................................        2,251
157,400   Dollar Tree Stores, Inc.!!....................................        5,274
 51,425   Longs Drug Stores Corporation.................................        1,035
 91,675   Michaels Stores, Inc. ........................................        3,737
 74,225   O'Reilly Automotive Inc.!!....................................        2,729
 93,675   Payless ShoeSource, Inc.!!....................................        1,212
194,775   PETsMart, Inc. ...............................................        4,421
123,375   Pier 1 Imports, Inc. .........................................        2,374
105,400   Ross Stores, Inc. ............................................        4,886
160,050   Williams-Sonoma, Inc.!!.......................................        4,318
                                                                           ----------
                                                                               50,358
                                                                           ----------
          STEEL -- 0.1%
 30,775   Carpenter Technology Corporation..............................          660
                                                                           ----------
          TELECOMMUNICATIONS SERVICES -- 0.6%
336,100   Cincinnati Bell Inc.!!........................................        1,711
 74,625   Price Communications Corporation!!............................          925
 78,950   Telephone and Data Systems, Inc. .............................        4,464
                                                                           ----------
                                                                                7,100
                                                                           ----------
          TOBACCO -- 0.1%
 34,175   Universal Corporation.........................................        1,440
                                                                           ----------
          UTILITIES -- MISCELLANEOUS -- 0.8%
 57,050   Alexander & Baldwin, Inc. ....................................        1,602
 96,075   Philadelphia Suburban Corporation.............................        2,313
221,125   Republic Services, Inc. ......................................        5,007
                                                                           ----------
                                                                                8,922
                                                                           ----------
          TOTAL COMMON STOCKS
            (Cost $1,120,480)...........................................    1,177,436
                                                                           ----------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 4.0%
            (Cost $47,276)
 47,276   Nations Cash Reserves, Capital Class Shares#..................       47,276
                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations MidCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                              VALUE
                                                                              (000)
--------------------------------------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $1,167,756*)................................     102.8%  $1,224,712
                                                                           ----------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      (2.8)%
          Cash..........................................................   $    2,544
          Dividends receivable..........................................          681
          Interest receivable...........................................            4
          Receivable from investment adviser............................            3
          Variation margin/due to broker................................         (110)
          Collateral on securities loaned...............................      (34,637)
          Investment advisory fee payable...............................          (99)
          Administration fee payable....................................         (199)
          Shareholder servicing and distribution
            fees payable................................................           (1)
          Payable for investment securities purchased...................         (889)
          Accrued Trustees' fees and expenses...........................          (27)
          Accrued expenses and other liabilities........................         (208)
                                                                           ----------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................      (32,938)
                                                                           ----------
          NET ASSETS..........................................     100.0%  $1,191,774
                                                                           ==========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...........................   $    6,368
          Accumulated net realized loss on investments sold and futures
            contracts...................................................      (18,316)
          Net unrealized appreciation of investments and futures
            contracts...................................................       56,765
          Paid-in capital...............................................    1,146,957
                                                                           ----------
          NET ASSETS....................................................   $1,191,774
                                                                           ==========

                                                                              VALUE
--------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($1,187,502,076 / 136,327,928 shares outstanding)...........        $8.71
                                                                           ==========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($4,271,723 / 490,890 shares outstanding)...................        $8.70
                                                                           ==========

---------------

 *Federal income tax information (see Note 11).

 !!
  Non-income producing security.

 #Money market mutual fund registered under the Investment Company
  Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 10). The portion that represents cash collateral is $34,637.

(a)
  All or a portion of security was on loan on September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003 is $37,398 and $32,997, respectively.

 &&
  All or a portion of security segregated as collateral for futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          COMMON STOCKS -- 99.1%
          AEROSPACE AND DEFENSE -- 1.6%
 61,400   AAR Corporation!!.............................................   $     492
 74,400   Alliant Techsystems Inc.!!....................................       3,576
 53,300   Armor Holdings, Inc.!!........................................         893
 19,900   Curtiss-Wright Corporation....................................       1,405
 43,300   DRS Technologies, Inc.!!......................................       1,045
 40,400   Esterline Technologies Corporation!!..........................         779
 84,300   GenCorp Inc. .................................................         754
 62,000   Teledyne Technologies Inc.!!..................................         902
 30,500   Triumph Group, Inc.!!.........................................         909
 21,500   Woodward Governor Company.....................................         940
                                                                           ---------
                                                                              11,695
                                                                           ---------
          AIRLINES -- 0.7%
 87,400   Atlantic Coast Airlines Holdings, Inc.!!......................         744
 41,100   Forward Air Corporation!!.....................................       1,136
 67,000   Frontier Airlines, Inc.!!.....................................       1,103
 60,700   Mesa Air Group, Inc.!!(a).....................................         674
111,500   SkyWest, Inc. ................................................       1,931
                                                                           ---------
                                                                               5,588
                                                                           ---------
          APPAREL AND TEXTILES -- 2.3%
 25,000   Ashworth Inc.!!...............................................         173
 34,400   Brown Shoe Company, Inc. .....................................       1,090
 72,000   Christopher & Banks Corporation...............................       1,717
 40,000   G & K Services, Inc., Class A.................................       1,400
 41,900   Genesco Inc.!!................................................         673
 12,400   Haggar Corporation............................................         192
 35,500   Hancock Fabrics Inc. .........................................         560
 34,000   K-Swiss Inc., Class A.........................................       1,224
 51,100   Kellwood Company..............................................       1,709
 22,900   Oshkosh B'Gosh Inc. ..........................................         589
 15,600   Oxford Industries Inc. .......................................       1,002
 58,500   Phillips-Van Heusen Corporation...............................         878
106,000   Quiksilver, Inc.!!............................................       1,691
 62,600   Russell Corporation...........................................       1,020
 76,100   Stride Rite Corporation.......................................         822
 51,300   The Children's Place Retail Stores, Inc.!!(a).................         880
 77,300   Wolverine World Wide, Inc. ...................................       1,500
                                                                           ---------
                                                                              17,120
                                                                           ---------
          AUTOMOTIVE -- 1.1%
 63,100   Aaron Rents, Inc. ............................................       1,322
 43,600   Group 1 Automotive, Inc.!!....................................       1,506
 49,400   Intermet Corporation..........................................         212
 29,100   Midas, Inc.!!.................................................         383
 58,100   Myers Industries Inc. ........................................         582
 66,000   Oshkosh Truck Corporation&&...................................       2,613
 38,000   Standard Motor Products, Inc. ................................         384
 41,900   TBC Corporation!!.............................................       1,050
108,600   Tower Automotive, Inc.!!......................................         489
                                                                           ---------
                                                                               8,541
                                                                           ---------
          BROADCASTING AND CABLE -- 0.1%
 25,400   4Kids Entertainment Inc.!!....................................         536
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          CHEMICALS -- BASIC -- 0.6%
 73,500   Delta and Pine Land Company...................................   $   1,691
 62,600   Georgia Gulf Corporation......................................       1,462
 54,700   H.B. Fuller Company...........................................       1,328
                                                                           ---------
                                                                               4,481
                                                                           ---------
          CHEMICALS -- SPECIALTY -- 1.7%
 43,300   Arch Chemicals, Inc. .........................................         901
 49,600   Cambrex Corporation...........................................       1,126
 59,700   MacDermid, Inc. ..............................................       1,579
 54,700   OM Group, Inc.!!..............................................         801
 77,000   Omnova Solutions Inc.!!.......................................         270
 16,500   Penford Corporation...........................................         215
176,800   PolyOne Corporation...........................................         695
 18,200   Quaker Chemical Corporation...................................         423
 31,100   Rogers Corporation!!..........................................         965
 56,900   Schulman (A.) Inc. ...........................................         902
 61,000   Scotts Company, Class A!!.....................................       3,336
 41,750   TETRA Technologies Inc.!!.....................................         861
 61,500   Wellman Inc. .................................................         462
                                                                           ---------
                                                                              12,536
                                                                           ---------
          COMMERCIAL BANKING -- 7.3%
 57,100   BankUnited Financial Corporation, Class A!!...................       1,204
 70,400   Chittenden Corporation........................................       2,094
 84,900   Commercial Federal Corporation................................       2,067
 73,100   Community First Bankshares, Inc. .............................       1,932
 53,800   Downey Financial Corporation..................................       2,514
 46,400   East West Bancorp, Inc. ......................................       1,984
 35,700   Financial Federal Corporation!!...............................       1,089
 89,700   First Midwest Bancorp, Inc. ..................................       2,665
 28,000   First Republic Bank...........................................         863
 77,150   Firstbank Corporation.........................................       2,372
 32,800   FirstFed Financial Corporation!!..............................       1,296
115,900   Flagstar Bancorp, Inc. .......................................       2,660
 22,400   GBC Bancorp...................................................         859
 86,300   Hudson United Bancorp.........................................       3,035
 53,900   Irwin Financial Corporation(a)................................       1,310
 50,400   MAF Bancorp Inc. .............................................       1,925
 47,400   Provident Bankshares Corporation&&............................       1,339
110,700   Republic Bancorp Inc. ........................................       1,475
 55,100   Riggs National Corporation....................................         868
 50,600   Seacoast Financial Services Corporation.......................       1,048
 90,600   South Financial Group, Inc. ..................................       2,255
 65,800   Southwest Bancorporation of
            Texas, Inc. ................................................       2,402
112,900   Staten Island Bancorp, Inc. ..................................       2,196
 85,200   Sterling Bancshares, Inc. ....................................       1,016
 76,700   Susquehanna Bancshares Inc. ..................................       1,971
143,200   TrustCo Bank Corporation NY...................................       1,770
 79,700   United Bankshares Inc. .......................................       2,387
 65,030   Waypoint Financial Corporation................................       1,301
 77,800   Whitney Holding Corporation...................................       2,645
 36,000   Wintrust Financial Corporation................................       1,356
                                                                           ---------
                                                                              53,898
                                                                           ---------
          COMMERCIAL SERVICES -- 4.6%
 94,900   ABM Industries Inc. ..........................................       1,343
 51,300   Administaff, Inc.!!(a)........................................         456
 38,500   ADVO Inc.!!...................................................       1,603
 58,100   Arbitron Inc.!!...............................................       2,051

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          COMMERCIAL SERVICES -- (CONTINUED)
 12,200   Butler Manufacturing Company..................................   $     185
 37,500   CDI Corporation...............................................       1,014
 69,600   Central Parking Corporation(a)................................         853
 41,400   Coinstar, Inc.!!(a)...........................................         557
 28,900   Emcor Group Inc.!!............................................       1,230
 64,600   Factset Research Systems Inc.(a)..............................       2,865
 55,300   Florida Rock Industries, Inc. ................................       2,743
 71,700   Global Payments Inc. .........................................       2,581
 35,200   Heidrick & Struggles International, Inc.!!....................         596
 43,800   iDine Rewards Network Inc.!!..................................         712
 29,700   IMCO Recycling Inc.!!.........................................         183
 22,200   Insurance Auto Auctions Inc.!!................................         250
 80,400   Kroll Inc.!!..................................................       1,495
 77,500   Labor Ready, Inc.!!...........................................         779
 40,300   MAXIMUS, Inc.!!...............................................       1,388
 23,200   Memberworks Inc.!!(a).........................................         738
 49,900   NCO Group, Inc.!!.............................................       1,171
 48,500   On Assignment, Inc.!!.........................................         256
 33,500   Prepaid Legal Services Inc.!!(a)..............................         785
118,700   PRG-Schultz International, Inc.!!(a)..........................         674
 19,000   Roto-Rooter, Inc. ............................................         675
 27,400   Startek, Inc. ................................................         877
103,800   Tetra Tech, Inc.!!............................................       2,067
 62,800   URS Corporation!!.............................................       1,218
 29,300   Volt Information Sciences Inc.!!..............................         483
 50,200   Watsco Inc. ..................................................         959
 63,500   Watson Wyatt & Company Holdings!!.............................       1,429
                                                                           ---------
                                                                              34,216
                                                                           ---------
          COMPUTER SERVICES -- 1.1%
 55,400   CACI International, Inc., Class A!!...........................       2,374
 90,200   Efunds Corporation!!..........................................       1,114
 48,200   Pegasus Solutions Inc.!!......................................         667
 30,500   QRS Corporation!!.............................................         259
 53,400   Radiant Systems, Inc.!!.......................................         334
 29,200   SCM Microsystems, Inc.!!......................................         213
 26,100   TALX Corporation..............................................         643
 80,500   WebEx Communications, Inc.!!(a)...............................       1,529
 42,400   Websense, Inc.!!..............................................         902
 43,900   Zixit Corporation!!(a)........................................         356
                                                                           ---------
                                                                               8,391
                                                                           ---------
          COMPUTERS AND OFFICE
            EQUIPMENT -- 2.2%
208,500   Adaptec, Inc.!!...............................................       1,576
 61,900   Agilysys, Inc. ...............................................         543
 44,700   Brady Corporation, Class A....................................       1,422
 41,400   Global Imaging Systems, Inc.!!................................       1,018
 49,900   Hutchinson Technology, Inc.!!.................................       1,652
 32,700   Imagistics International Inc.!!...............................         948
 40,800   Mercury Computer Systems, Inc.!!..............................         870
 33,400   Micros Systems, Inc.!!........................................       1,141
121,700   Pinnacle Systems, Inc.!!......................................       1,026
 34,400   Radisys Corporation!!.........................................         621
 32,400   Standard Microsystems Corporation!!...........................         874
 91,050   Zebra Technologies Corporation, Class A!!.....................       4,695
                                                                           ---------
                                                                              16,386
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          CONGLOMERATES -- 0.8%
 62,200   Advanced Energy Industries, Inc.!!............................   $   1,174
 52,900   Apogee Enterprises, Inc. .....................................         546
 45,200   Hughes Supply Inc. ...........................................       1,467
 51,000   Insituform Technologies Inc., Class A!!.......................         906
 54,800   Waste Connections, Inc.!!.....................................       1,922
                                                                           ---------
                                                                               6,015
                                                                           ---------
          CONSTRUCTION -- 0.2%
 37,700   ElkCorp.......................................................         888
 72,800   The Shaw Group Inc.!!(a)......................................         765
                                                                           ---------
                                                                               1,653
                                                                           ---------
          CONSUMER SERVICES -- 1.0%
 17,000   Angelica Corporation..........................................         323
 25,700   Building Materials Holding Corporation........................         337
 21,500   Concerto Software Inc.!!......................................         183
 57,100   Fedders Corporation...........................................         331
 43,500   Kaman Corporation, Class A....................................         564
105,400   La-Z-Boy Inc.(a)..............................................       2,339
 25,000   New England Business Service, Inc. ...........................         666
 39,800   Russ Berrie & Company Inc. ...................................       1,340
114,900   Spherion Corporation!!........................................         800
 33,200   Thomas Industries Inc. .......................................         947
                                                                           ---------
                                                                               7,830
                                                                           ---------
          DEPARTMENT AND DISCOUNT
            STORES -- 0.2%
 49,800   Cash America Investments Inc. ................................         817
 56,100   ShopKo Stores, Inc.!!.........................................         841
                                                                           ---------
                                                                               1,658
                                                                           ---------
          DIVERSIFIED ELECTRONICS -- 4.1%
127,100   Aeroflex, Inc.!!..............................................       1,125
 25,900   Analogic Corporation..........................................       1,243
 69,800   Anixter International Inc.!!..................................       1,589
 74,600   Artesyn Technologies, Inc.!!..................................         565
 44,200   Audiovox Corporation!!........................................         558
 28,000   BEI Technologies, Inc. .......................................         437
 21,200   Bel Fuse Inc., Class B........................................         560
 47,800   Benchmark Electronics, Inc.!!.................................       2,020
 63,200   Checkpoint Systems Inc.!!.....................................         999
 53,900   Concord Camera Corporation!!(a)...............................         574
 66,600   CTS Corporation...............................................         820
 51,500   Cubic Corporation.............................................       1,294
 40,300   Dionex Corporation!!..........................................       1,586
 38,000   EDO Corporation...............................................         770
 31,050   Engineered Support Systems, Inc. .............................       1,879
 63,800   FLIR Systems, Inc.!!..........................................       1,635
 42,800   Gerber Scientific Inc.!!......................................         304
 62,100   Harman International Industries, Inc.&&.......................       6,107
 50,300   Helix Technology Corporation..................................         823
 33,300   Invision Technologies, Inc.!!(a)..............................         811
 39,500   Itron Inc.!!..................................................         793
 29,900   Keithley Instruments, Inc. ...................................         423
 68,700   Methode Electronics Inc., Class A.............................         811
 62,900   Trimble Navigation Ltd.!!.....................................       1,456
 28,300   Ultimate Electronics, Inc.!!..................................         269
 40,800   Wilson Greatbatch Technologies Inc.!!.........................       1,471
                                                                           ---------
                                                                              30,922
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          DIVERSIFIED MANUFACTURING -- 4.0%
 56,200   A.O. Smith Corporation........................................   $   1,574
 29,000   A.T. Cross Company, Class A!!.................................         174
 80,100   Acuity Brands, Inc. ..........................................       1,447
 63,000   Albany International Corporation, Class A.....................       1,942
 43,400   Barnes Group Inc. ............................................       1,127
 49,000   Belden Inc. ..................................................         856
 48,300   CLARCOR Inc. .................................................       1,884
 32,200   CUNO Inc.!!...................................................       1,262
 57,000   Griffon Corporation!!.........................................       1,024
 43,900   Hydril Company!!..............................................         889
 34,000   Ionics Inc.!!(a)..............................................         832
 54,100   Kaydon Corporation............................................       1,284
 18,300   Lawson Products, Inc. ........................................         491
113,000   Lennox International Inc. ....................................       1,651
 31,200   Lydall Inc.!!.................................................         375
 38,200   Meade Instruments Corporation!!...............................         127
 66,100   Mueller Industries, Inc.!!....................................       1,682
 60,700   Roper Industries, Inc. .......................................       2,642
 47,500   Simpson Manufacturing Company, Inc.!!.........................       1,942
 24,900   SPS Technologies Inc.!!.......................................       1,121
 23,100   Standex International Corporation.............................         561
 55,100   Stewart & Stevenson Services, Inc. ...........................         828
 51,900   Sturm, Ruger & Company Inc. ..................................         536
 62,800   The Nautilus Group, Inc.(a)...................................         793
 73,400   Tredegar Industries, Inc. ....................................       1,105
 80,600   Vicor Corporation!!...........................................         768
 52,500   Watts Industries, Inc., Class A...............................         925
                                                                           ---------
                                                                              29,842
                                                                           ---------
          EDUCATION -- 0.6%
 86,500   ITT Educational Services, Inc.!!..............................       4,145
                                                                           ---------
          ELECTRIC POWER -- NON NUCLEAR -- 0.9%
 23,000   Central Vermont Public Service Corporation....................         510
 30,400   CH Energy Group, Inc. ........................................       1,338
 91,100   Cleco Corporation.............................................       1,489
 92,900   EL Paso Electric Company!!....................................       1,073
  9,600   Green Mountain Power Corporation..............................         216
 27,900   UIL Holdings Corporation......................................         976
 64,900   UniSource Energy Corporation..................................       1,234
                                                                           ---------
                                                                               6,836
                                                                           ---------
          ELECTRICAL EQUIPMENT -- 0.3%
 40,900   Cohu, Inc. ...................................................         800
 31,900   Intermagnetics General Corporation!!..........................         713
 45,400   Magnetek, Inc.!!..............................................         225
 27,600   Planar Systems Inc.!!.........................................         592
                                                                           ---------
                                                                               2,330
                                                                           ---------
          ENERGY -- MISCELLANEOUS -- 0.3%
 93,100   Avista Corporation............................................       1,451
 65,200   Systems & Computer Technology Corporation!!...................         680
                                                                           ---------
                                                                               2,131
                                                                           ---------
          EXPLORATION AND PRODUCTION -- 2.6%
 80,200   Cimarex Energy Company!!......................................       1,572
 75,300   Evergreen Resources, Inc.!!(a)................................       2,033
107,600   Newfield Exploration Company!!................................       4,150
 37,300   Nuevo Energy Company!!........................................         678

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          EXPLORATION AND PRODUCTION -- (CONTINUED)
 65,150   Patina Oil and Gas Corporation................................   $   2,361
 45,500   Plains Resources Inc.!!.......................................         566
 24,500   Prima Energy Corporation!!....................................         619
 68,600   Southwestern Energy Company!!.................................       1,242
 64,100   Spinnaker Exploration Company!!...............................       1,538
 50,900   Stone Energy Corporation!!....................................       1,796
 83,900   Unit Corporation!!............................................       1,581
123,900   Vintage Petroleum, Inc. ......................................       1,348
                                                                           ---------
                                                                              19,484
                                                                           ---------
          FINANCE -- MISCELLANEOUS -- 1.4%
 45,200   Anchor Bancorp Wisconsin Inc. ................................       1,061
 43,800   Boston Private Financial Holdings, Inc. ......................       1,032
111,100   Brookline Bancorp, Inc.(a)....................................       1,635
 49,000   Dime Community Bancshares.....................................       1,127
 66,650   New Century Financial Corporation(a)..........................       1,888
 31,200   Sourcecorp, Inc.!!............................................         725
 32,700   SWS Group, Inc. ..............................................         645
 86,600   UCBH Holdings Inc. ...........................................       2,618
                                                                           ---------
                                                                              10,731
                                                                           ---------
          FOOD AND DRUG STORES -- 0.9%
 96,000   Casey's General Stores, Inc. .................................       1,347
 46,300   Duane Reade Inc.!!............................................         738
 75,050   Fred's, Inc. .................................................       2,473
 23,000   Nash-Finch Company............................................         357
 74,300   The Great Atlantic & Pacific Tea Company, Inc.!!..............         603
 37,500   United Natural Foods, Inc.!!..................................       1,245
                                                                           ---------
                                                                               6,763
                                                                           ---------
          FOOD PRODUCTS -- 1.9%
 34,500   American Italian Pasta Company!!(a)...........................       1,335
 69,400   Corn Products International, Inc. ............................       2,210
 87,100   Flowers Foods, Inc. ..........................................       1,986
 65,700   Hain Celestial Group, Inc.!!..................................       1,191
 37,100   International Multifoods Corporation!!........................         866
 16,800   J & J Snack Foods Corporation!!...............................         585
 56,200   Lance, Inc. ..................................................         559
 87,900   Performance Food Group Company!!..............................       3,578
 55,700   Ralcorp Holdings, Inc.!!......................................       1,543
                                                                           ---------
                                                                              13,853
                                                                           ---------
          HEALTH SERVICES -- 4.3%
 92,050   Accredo Health, Inc.!!........................................       2,576
 30,200   American Healthways, Inc.!!(a)................................       1,268
 40,275   AMERIGROUP Corporation!!......................................       1,797
 38,400   AmSurg Corporation!!..........................................       1,267
 37,800   Centene Corporation!!.........................................       1,149
 62,000   Cross Country Healthcare, Inc.!!(a)...........................         874
 24,500   Curative Health Services, Inc.!!..............................         438
 59,600   Invacare Corporation..........................................       2,240
 93,100   Mid Atlantic Medical Services, Inc.!!.........................       4,787
 67,400   NDCHealth Corporation.........................................       1,412
 69,150   Odyssey Healthcare, Inc.!!(a).................................       2,062
 96,900   Orthodontic Centers of America, Inc.!!(a).....................         764
 49,400   PAREXEL International Corporation!!...........................         757
 44,400   Pediatrix Medical Group, Inc.!!...............................       2,045

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          HEALTH SERVICES -- (CONTINUED)
 93,900   Province Healthcare Company!!.................................   $   1,216
 31,000   RehabCare Group, Inc.!!.......................................         529
 94,900   Renal Care Group, Inc.!!......................................       3,240
 40,900   Sunrise Assisted Living, Inc.!!(a)............................       1,073
165,800   US Oncology, Inc.!!...........................................       1,212
 57,900   Viasys Healthcare Inc.!!......................................       1,170
                                                                           ---------
                                                                              31,876
                                                                           ---------
          HEAVY MACHINERY -- 2.5%
 36,600   Applied Industrial Technologies, Inc. ........................         727
 38,000   Astec Industries Inc.!!.......................................         391
 63,200   Baldor Electric Company.......................................       1,334
 41,700   Briggs & Stratton Corporation.................................       2,451
 15,600   CPI Corporation...............................................         287
 31,000   Gardner Denver Machinery Inc.!!...............................         651
 63,100   IDEX Corporation..............................................       2,299
 82,900   JLG Industries, Inc. .........................................         955
 22,600   Lindsay Manufacturing Company.................................         454
 50,900   Manitowoc Company, Inc. ......................................       1,104
 65,300   Milacron Inc.(a)..............................................         150
 75,300   Paxar Corporation!!...........................................         964
 48,300   Regal Beloit Corporation......................................         985
 27,700   Robbins & Myers, Inc. ........................................         616
165,000   Timken Company(a).............................................       2,516
 47,400   Toro Company..................................................       2,133
 39,600   X-Rite, Inc. .................................................         448
                                                                           ---------
                                                                              18,465
                                                                           ---------
          HOUSEHOLD PRODUCTS -- 0.1%
 13,100   National Presto Industries, Inc. .............................         450
 26,800   Natures Sunshine Products Inc. ...............................         222
                                                                           ---------
                                                                                 672
                                                                           ---------
          HOUSING AND FURNISHING -- 3.0%
 45,600   Applica Inc.!!................................................         276
 22,400   Bassett Furniture Industries, Inc. ...........................         304
110,500   Champion Enterprises Inc.!!...................................         702
 29,900   Coachmen Industries Inc. .....................................         350
 71,500   Ethan Allen Interiors Inc. ...................................       2,574
 42,300   Haverty Furniture Companies, Inc. ............................         773
 98,900   Interface Inc., Class A!!.....................................         536
 55,920   M.D.C. Holdings, Inc. ........................................       3,020
 56,000   Monaco Coach Corporation!!....................................         927
 13,800   NVR, Inc.!!...................................................       6,437
 21,600   Salton, Inc.!!(a).............................................         215
 16,200   Skyline Corporation...........................................         519
 62,800   Standard Pacific Corporation..................................       2,380
 48,000   The Ryland Group, Inc.(a).....................................       3,509
                                                                           ---------
                                                                              22,522
                                                                           ---------
          INSURANCE -- 2.4%
 39,600   Delphi Financial Group, Inc., Class A.........................       1,842
146,100   Fremont General Corporation(a)................................       1,857
 65,600   Hilb, Rogal and Hamilton Company..............................       2,037
 35,900   Landamerica Financial Group, Inc. ............................       1,646
 42,200   Philadelphia Consolidated Holding Corporation!!...............       1,951
 56,600   Presidential Life Corporation.................................         856
 48,400   RLI Corporation...............................................       1,593
 47,900   Ryerson Tull Inc. ............................................         374
 19,000   SCPIE Holdings Inc. ..........................................         190

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          INSURANCE -- (CONTINUED)
 52,100   Selective Insurance Group, Inc. ..............................   $   1,550
 55,300   Sierra Health Services, Inc.!!................................       1,136
 34,500   Stewart Information Services Corporation!!....................         974
 89,500   UICI!!........................................................       1,122
 36,200   Zenith National Insurance(a)..................................       1,007
                                                                           ---------
                                                                              18,135
                                                                           ---------
          INTEGRATED OIL -- 1.1%
 62,000   Cabot Oil & Gas Corporation...................................       1,612
 98,800   Input/Output, Inc.!!..........................................         386
 46,700   Oceaneering International Inc.!!..............................       1,098
 51,600   Remington Oil & Gas Corporation!!.............................         937
 54,300   St. Mary Land & Exploration Company...........................       1,375
 52,900   Swift Energy Company!!........................................         746
 87,800   Tom Brown, Inc.!!.............................................       2,257
                                                                           ---------
                                                                               8,411
                                                                           ---------
          INVESTMENT SERVICES -- 0.9%
105,800   Jefferies Group, Inc. ........................................       3,042
 93,800   Raymond James Financial, Inc. ................................       3,409
                                                                           ---------
                                                                               6,451
                                                                           ---------
          LODGING AND RECREATION -- 2.5%
 34,500   Action Performance Companies, Inc.(a).........................         843
 42,100   Arctic Cat Inc. ..............................................         814
 56,300   Argosy Gaming Company!!.......................................       1,374
 66,800   Aztar Corporation!!...........................................       1,183
 65,500   Bally Total Fitness Holding!!(a)..............................         567
 69,300   Fleetwood Enterprises Inc.!!(a)...............................         642
 30,074   Huffy Corporation!!...........................................         183
 47,400   JAKKS Pacific, Inc.!!(a)......................................         578
 52,300   K2 Inc.!!.....................................................         777
 56,900   Marcus Corporation............................................         868
 50,000   Pinnacle Entertainment, Inc.!!................................         350
 41,900   Polaris Industries Inc.(a)....................................       3,108
 86,200   Prime Hospitality Corporation!!...............................         749
 32,100   Shuffle Master, Inc.!!(a).....................................         872
 55,100   Thor Industries Inc. .........................................       2,977
 35,000   Winnebago Industries(a).......................................       1,560
 57,700   WMS Industries, Inc.!!........................................       1,307
                                                                           ---------
                                                                              18,752
                                                                           ---------
          MEDICAL DEVICES AND SUPPLIES -- 5.7%
 56,100   Advanced Medical Optics, Inc.!!...............................       1,008
 63,500   American Medical Systems Holdings, Inc.!!.....................       1,378
 39,800   Arthrocare Corporation!!......................................         709
 29,800   Biosite Inc.!!(a).............................................         846
 57,400   Coherent, Inc.!!..............................................       1,414
 55,900   CONMED Corporation!!..........................................       1,154
 60,600   Cooper Companies, Inc. .......................................       2,469
 38,000   Cryolife, Inc.!!(a)...........................................         234
 28,500   Datascope Corporation.........................................         876
 55,400   Diagnostic Products Corporation...............................       2,013
 46,400   Haemonetics Corporation!!.....................................       1,096
 38,100   Hologic, Inc.!!...............................................         519
124,900   Hooper Holmes, Inc. ..........................................         831
 26,100   ICU Medical, Inc.!!(a)........................................         710
 66,300   IDEXX Laboratories, Inc.!!....................................       2,817
 44,400   INAMED Corporation!!..........................................       3,260

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          MEDICAL DEVICES AND SUPPLIES -- (CONTINUED)
 51,500   Integra LifeSciences Holdings!!...............................   $   1,457
 89,500   Mentor Corporation............................................       2,041
 33,000   Osteotech, Inc.!!.............................................         270
 65,100   Owens & Minor, Inc. ..........................................       1,569
 47,800   PolyMedica Corporation(a).....................................       1,267
 34,300   Possis Medical, Inc.!!........................................         535
 83,800   Priority Healthcare Corporation, Class B!!....................       1,721
 64,100   ResMed Inc.!!.................................................       2,818
 65,900   Respironics, Inc.!!...........................................       2,753
 47,900   Sola International Inc.!!.....................................         766
 33,600   SurModics, Inc.!!(a)..........................................         902
 73,600   Sybron Dental Specialties, Inc.!!.............................       1,845
 78,600   Techne Corporation!!..........................................       2,499
 57,700   Theragenics Corporation!!.....................................         329
 24,900   Vital Signs Inc. .............................................         730
                                                                           ---------
                                                                              42,836
                                                                           ---------
          METALS AND MINING -- 1.4%
 30,500   A. M. Castle & Company!!......................................         135
 31,900   Brush Engineered Materials Inc.!!.............................         327
 40,600   Century Aluminum Company......................................         441
 19,900   Cleveland-Cliffs Inc.!!.......................................         509
 53,900   Commercial Metals Company.....................................         990
 30,900   Commonwealth Industries, Inc. ................................         147
145,200   Massey Energy Company.........................................       1,932
 27,300   Material Sciences Corporation!!...............................         279
 31,000   Quanex Corporation............................................       1,042
 61,300   Reliance Steel & Aluminum Company.............................       1,360
 40,100   RTI International Metals, Inc.!!..............................         422
 92,100   Steel Dynamics, Inc.!!........................................       1,394
 18,800   Steel Technologies Inc. ......................................         234
 40,600   Texas Industries, Inc. .......................................         999
 23,700   Wolverine Tube Inc.!!.........................................         100
                                                                           ---------
                                                                              10,311
                                                                           ---------
          NATURAL GAS DISTRIBUTION -- 2.6%
 96,600   Atmos Energy Corporation......................................       2,313
 21,400   Cascade Natural Gas Corporation...............................         419
 69,400   Energen Corporation...........................................       2,511
 52,400   New Jersey Resources Corporation..............................       1,888
 49,600   Northwest Natural Gas Company.................................       1,438
 30,900   NUI Holding Company...........................................         462
 64,500   Piedmont Natural Gas Company, Inc.(a).........................       2,517
140,430   Southern Union Company!!(a)...................................       2,387
 65,200   Southwest Gas Corporation.....................................       1,480
 36,800   The Laclede Group Inc. .......................................         994
 82,300   UGI Corporation...............................................       2,381
 45,800   Valmont Industries Inc. ......................................         906
                                                                           ---------
                                                                              19,696
                                                                           ---------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.1%
 35,100   Black Box Corporation.........................................       1,398
 23,800   Brooktrout Inc.!!.............................................         183
 70,200   C-COR.Net Corporation!!.......................................         463
 86,300   Cable Design Technologies Corporation!!.......................         690
 58,900   Captaris Inc.!!...............................................         312

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- (CONTINUED)
 34,300   Concord Communications, Inc.!!................................   $     449
116,600   Harmonic Inc.!!...............................................         731
 44,100   j2 Global Communications, Inc.!!(a)...........................       1,669
 60,200   NYFIX, Inc.!!(a)..............................................         337
 51,400   Rainbow Technologies, Inc.!!..................................         470
 28,200   SBS Technologies, Inc.!!......................................         306
 41,100   Three-Five Systems, Inc.!!....................................         226
 26,200   Tollgrade Communications, Inc.!!..............................         421
 50,600   ViaSat, Inc.!!(a).............................................         901
                                                                           ---------
                                                                               8,556
                                                                           ---------
          OIL REFINING AND MARKETING -- 0.4%
 30,000   CARBO Ceramics Inc. ..........................................       1,085
 50,400   Frontier Oil Corporation......................................         741
 32,100   WD-40 Company.................................................       1,017
                                                                           ---------
                                                                               2,843
                                                                           ---------
          OILFIELD SERVICES -- 0.9%
 26,700   Atwood Oceanics, Inc.!!.......................................         641
 72,600   Cal Dive International, Inc.!!................................       1,410
 33,300   Dril-Quip, Inc.!!.............................................         563
 54,900   Lone Star Technologies, Inc.!!................................         741
 43,400   Offshore Logistics, Inc.!!....................................         881
 36,200   SEACOR SMIT Inc.!!............................................       1,309
 64,600   Veritas DGC Inc.!!............................................         516
 52,600   W-H Energy Services, Inc.!!...................................         936
                                                                           ---------
                                                                               6,997
                                                                           ---------
          PACKAGING AND CONTAINERS -- 0.5%
 69,800   AptarGroup, Inc. .............................................       2,561
 26,200   Libbey Inc. ..................................................         729
 27,600   Mobile Mini Inc.!!(a).........................................         532
                                                                           ---------
                                                                               3,822
                                                                           ---------
          PAPER AND FOREST PRODUCTS -- 1.0%
 71,300   Buckeye Technologies Inc.!!...................................         648
 53,800   Caraustar Industries, Inc.!!..................................         470
 29,600   Chesapeake Corporation........................................         667
 22,900   Deltic Lumber Corporation.....................................         662
 30,200   Pope & Talbot Inc. ...........................................         457
 67,200   Rock-Tenn Company - Class A...................................         980
 28,400   Schweitzer-Mauduit International, Inc. .......................         717
 63,900   United Stationers Inc.!!......................................       2,408
 34,200   Universal Forest Products, Inc. ..............................         830
                                                                           ---------
                                                                               7,839
                                                                           ---------
          PHARMACEUTICALS -- 3.0%
 99,700   Alpharma Inc., Class A........................................       1,854
 54,100   ArQule Inc.!!.................................................         249
107,100   Cephalon, Inc.!!(a)...........................................       4,917
 27,900   CIMA Labs Inc.!!..............................................         780
 57,605   Enzo Biochem, Inc.!!..........................................       1,124
 52,400   Medicis Pharmaceutical Corporation, Class A...................       3,071
 57,900   MGI Pharma, Inc.!!............................................       2,273
128,100   NBTY, Inc.!!..................................................       2,991
 43,400   Noven Pharmaceuticals, Inc.!!.................................         495
107,800   Pharmaceutical Product Development, Inc.!!....................       2,586

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          PHARMACEUTICALS -- (CONTINUED)
100,500   Regeneron Pharmaceuticals, Inc.!!.............................   $   1,776
114,600   Savient Pharmaceuticals Inc.!!................................         579
                                                                           ---------
                                                                              22,695
                                                                           ---------
          PUBLISHING AND ADVERTISING -- 0.7%
 36,700   Advanced Marketing Services Inc. .............................         375
 65,000   Bowne & Company Inc. .........................................         972
 25,800   Consolidated Graphics Inc.!!..................................         656
 40,200   Information Holdings Inc.!!...................................         805
 54,000   John H. Harland Company.......................................       1,429
 54,500   The Standard Register Company.................................         905
 27,700   Thomas Nelson, Inc. ..........................................         383
                                                                           ---------
                                                                               5,525
                                                                           ---------
          RAILROADS, TRUCKING AND
            SHIPPING -- 2.1%
 47,700   Arkansas Best Corporation.....................................       1,312
 96,401   Heartland Express, Inc. ......................................       2,315
119,000   Kansas City Southern Industries, Inc.!!.......................       1,317
 46,500   Kirby Corporation!!...........................................       1,335
 72,100   Knight Transportation, Inc.!!.................................       1,808
 29,200   Landstar System, Inc.!!.......................................       1,782
 38,400   Roadway Express, Inc. ........................................       1,872
 52,500   USF Corporation...............................................       1,652
 49,700   Wabash National Corporation!!.................................         793
 57,000   Yellow Corporation(a).........................................       1,703
                                                                           ---------
                                                                              15,889
                                                                           ---------
          REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.0%
 61,600   Capital Automotive REIT.......................................       1,879
 50,000   Colonial Properties Trust.....................................       1,802
 40,600   Essex Property Trust, Inc. ...................................       2,546
 53,100   Gables Residential Trust......................................       1,716
 53,600   Glenborough Realty Trust Inc. ................................       1,011
 53,300   Kilroy Realty Corporation.....................................       1,522
 67,700   Lexington Corporate Properties Trust..........................       1,297
 86,700   Shurgard Storage Centers, Inc. ...............................       3,060
                                                                           ---------
                                                                              14,833
                                                                           ---------
          RESTAURANTS -- 2.5%
 49,600   CEC Entertainment Inc.!!......................................       1,944
 41,600   IHOP Corporation..............................................       1,367
 69,400   Jack in the Box Inc.!!........................................       1,235
 53,200   Landry's Seafood Restaurants Inc. ............................       1,096
 40,000   Lone Star Steakhouse & Saloon, Inc. ..........................         836
 40,100   O'Charley's Inc.!!............................................         595
 48,900   P.F. Changs China Bistro Inc.!!(a)............................       2,218
 57,600   Panera Bread Company, Class A!!...............................       2,360
 34,600   Papa John's International Inc.!!(a)...........................         858
 64,600   RARE Hospitality International, Inc.!!........................       1,609
 81,200   Ryan's Family Steak Houses Inc.!!.............................       1,039
 75,200   Sonic Corporation!!...........................................       1,901
 52,100   The Steak n Shake Company!!...................................         776
113,300   Triarc Companies, Inc.(a).....................................       1,178
                                                                           ---------
                                                                              19,012
                                                                           ---------
          SEMICONDUCTORS -- 4.9%
 48,100   Actel Corporation!!...........................................       1,153
 67,500   Alliance Semiconductor Corporation!!..........................         367
 59,500   ATMI, Inc.!!..................................................       1,504
190,700   Axcelis Technologies, Inc.!!..................................       1,575

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          SEMICONDUCTORS -- (CONTINUED)
 71,500   Brooks Automation, Inc.!!.....................................   $   1,494
 49,300   C&D Technologies, Inc. .......................................         933
 83,300   Cognex Corporation............................................       2,190
 67,800   Cymer, Inc.!!.................................................       2,792
 54,600   DSP Group, Inc.!!.............................................       1,360
 34,800   Dupont Photomasks, Inc.!!.....................................         790
 53,700   Electro Scientific Industries, Inc.!!.........................       1,131
 74,600   ESS Technology, Inc.!!........................................         804
 78,100   Exar Corporation!!............................................       1,104
 63,400   FEI Company!!.................................................       1,480
134,000   Kopin Corporation!!...........................................         929
 96,400   Kulicke & Soffa Industries Inc.!!.............................       1,045
 55,900   Microsemi Corporation!!.......................................         852
 38,100   Park Electrochemical Corporation..............................         867
 49,500   Pericom Semiconductor Corporation!!...........................         495
 31,200   Photon Dynamics, Inc.!!.......................................         909
 61,900   Photronics, Inc.!!............................................       1,316
 57,000   Power Integrations, Inc.!!....................................       1,895
 31,600   Rudolph Technologies, Inc.!!(a)...............................         610
285,500   Skyworks Solutions, Inc.!!(a).................................       2,598
 24,500   Supertex, Inc.!!..............................................         440
 77,500   Technitrol, Inc. .............................................       1,427
 44,100   Ultratech Stepper, Inc.!!.....................................       1,245
 66,400   Varian Semiconductor Equipment Associates, Inc.!!.............       2,487
 56,400   Veeco Instruments Inc.!!......................................       1,126
    216   Zilog, Inc.!!(b)(c)...........................................           0++
                                                                           ---------
                                                                              36,918
                                                                           ---------
          SOFTWARE -- 4.2%
 81,600   American Management Systems!!.................................       1,040
 29,000   Ansys, Inc.!!.................................................       1,031
 57,500   Avid Technology, Inc.!!.......................................       3,039
 37,100   BARRA, Inc.!!.................................................       1,393
 49,000   Bell Microproducts Inc.!!.....................................         319
 45,400   Carreker Corporation!!........................................         365
 68,100   Cerner Corporation!!(a).......................................       2,102
122,100   Ciber Inc.!!..................................................         928
 77,900   Dendrite International, Inc.!!................................       1,183
 34,200   EPIQ Systems, Inc.!!..........................................         580
 70,400   FileNET Corporation!!.........................................       1,413
 68,200   Hyperion Solutions Corporation!!..............................       1,969
 55,000   JDA Software Group, Inc.!!....................................         818
 38,900   Kronos Inc.!!.................................................       2,058
 57,300   Manhattan Associates, Inc.!!..................................       1,483
 29,700   MapInfo Corporation!!.........................................         285
 89,700   Midway Games Inc.!!(a)........................................         266
 47,300   MRO Software, Inc.!!..........................................         646
 66,600   Netegrity, Inc.!!.............................................         667
 39,100   PC-Tel, Inc.!!................................................         417
 46,800   Phoenix Technologies Ltd.!!...................................         293
 66,700   Progress Software Corporation!!...............................       1,434
 53,000   Roxio, Inc.!!(a)..............................................         460
 77,900   SERENA Software, Inc.!!.......................................       1,449
 33,400   SPSS, Inc.!!..................................................         563
 80,300   Take-Two Interactive Software, Inc.!!(a)......................       2,744
 74,300   THQ Inc.!!....................................................       1,220
 72,000   Verity, Inc.!!................................................         941
                                                                           ---------
                                                                              31,106
                                                                           ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          SPECIALTY STORES -- 5.6%
 85,400   AnnTaylor Stores Corporation!!................................   $   2,744
 85,900   Burlington Coat Factory Warehouse Corporation.................       1,606
 39,100   Cato Corporation..............................................         789
 41,300   Cost Plus, Inc.!!.............................................       1,525
 25,300   Department 56, Inc.!!.........................................         321
 56,200   Dress Barn, Inc.!!............................................         770
 47,900   Electronics Boutique Holdings Corporation!!...................       1,369
 27,100   Enesco Group, Inc.!!..........................................         217
 38,900   Footstar, Inc.!!..............................................         263
 89,800   Fossil, Inc.!!................................................       2,176
 62,800   Goody's Family Clothing Inc. .................................         619
 56,800   Gymboree Corporation!!........................................         800
 91,100   Hot Topic, Inc.!!.............................................       2,053
 89,100   Insight Enterprises, Inc.!!...................................       1,356
 37,700   J. Jill Group Inc.!!..........................................         434
 38,700   Jo-Ann Stores Inc., Class A!!(a)..............................       1,080
 85,200   Linens 'N Things, Inc.!!......................................       2,026
 62,700   Movie Gallery, Inc.!!.........................................       1,232
149,675   Pacific Sunwear of California, Inc.!!.........................       3,091
103,900   PEP Boys - Manny, Moe & Jack..................................       1,590
 83,600   Regis Corporation.............................................       2,684
 36,100   School Specialty, Inc.!!(a)...................................       1,018
 68,100   SCP Pool Corporation!!........................................       1,895
 80,300   Stein Mart Inc.!!.............................................         439
 76,000   The Men's Wearhouse, Inc.!!...................................       1,949
 66,200   Too Inc.!!....................................................         975
 71,800   Tractor Supply Company!!......................................       2,356
 75,000   Urban Outfitters, Inc.!!......................................       1,955
 57,000   Wet Seal, Inc., Class A!!.....................................         573
 52,700   Zale Corporation!!............................................       2,340
                                                                           ---------
                                                                              42,245
                                                                           ---------
          STEEL -- 0.2%
 80,800   Maverick Tube Corporation!!(a)................................       1,254
                                                                           ---------
          TELECOMMUNICATIONS SERVICES -- 0.8%
 35,100   Boston Communications Group, Inc.!!(a)........................         350
 24,800   Catapult Communications Corporation!!.........................         312
 45,800   Commonwealth Telephone Enterprises, Inc.!!(a).................       1,838
 39,000   Digi International Inc.!!.....................................         258
108,000   General Communication, Inc., Class A!!........................         899
 48,200   Inter-Tel Inc. ...............................................       1,183
 47,600   Metro One Telecommunications, Inc.!!(a).......................         166
 44,300   Network Equipment Technologies Inc.!!.........................         405
 81,300   SymmetriCom Inc.!!............................................         515
                                                                           ---------
                                                                               5,926
                                                                           ---------

                                                                             VALUE
SHARES                                                                       (000)
-------------------------------------------------------------------------------------
          TOBACCO -- 0.1%
 86,300   DiMon Inc. ...................................................   $     595
                                                                           ---------
          UTILITIES -- MISCELLANEOUS -- 0.1%
 29,300   American States Water Company.................................         691
                                                                           ---------
          TOTAL COMMON STOCKS
            (Cost $650,275).............................................     742,454
                                                                           ---------
SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 8.2%
            (Cost $61,358)
 61,358   Nations Cash Reserves, Capital Class Shares#..................      61,358
                                                                           ---------
          TOTAL INVESTMENTS
            (Cost $711,633*)..................................     107.3%    803,812
                                                                           ---------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      (7.3)%
          Cash..........................................................   $      16
          Receivable for Fund shares sold...............................       1,425
          Dividends receivable..........................................         479
          Interest receivable...........................................          10
          Receivable from investment adviser............................           1
          Variation margin/due to broker................................         (62)
          Collateral on securities loaned...............................     (56,103)
          Payable for Fund shares redeemed..............................        (220)
          Investment advisory fee payable...............................         (74)
          Administration fee payable....................................        (146)
          Shareholder servicing and distribution fees payable...........          (2)
          Payable for investment securities purchased...................         (24)
          Accrued Trustees' fees and expenses...........................         (64)
          Accrued expenses and other liabilities........................        (235)
                                                                           ---------
          TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (54,999)
                                                                           ---------
          NET ASSETS..........................................     100.0%  $ 748,813
                                                                           =========
          NET ASSETS CONSIST OF:
          Undistributed net investment income...........................   $   2,605
          Accumulated net realized loss on investments sold and futures
            contracts...................................................     (45,645)
          Net unrealized appreciation of investments and futures
            contracts...................................................      91,994
          Paid-in capital...............................................     699,859
                                                                           ---------
          NET ASSETS....................................................   $ 748,813
                                                                           =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations SmallCap Index Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                             VALUE
-------------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($738,048,722 / 49,680,012 shares outstanding)..............      $14.86
                                                                           =========
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($10,764,274 / 726,578 shares outstanding)..................      $14.82
                                                                           =========

---------------

 * Federal income tax information (see Note 11).

 !!Non-income producing security.

++ Amount represents less than $500.

 # Money market mutual fund registered under the Investment
   Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 10). The portion that represents cash collateral is $56,103.

(a)All or a portion of security was on loan on September 30, 2003.
   The aggregate cost and market value of securities on loan at September 30, 2003 is $55,310 and $54,054, respectively.

 &&All or a portion of security segregated as collateral for futures contracts.

(b)Fair valued security.

(c)Restricted security.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                        LARGECAP           LARGECAP            MIDCAP            SMALLCAP
                                                         INDEX          ENHANCED CORE          INDEX              INDEX
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0,
  $0, $0 and $1, respectively).....................  $        9,195     $        1,383     $        6,113     $        3,070
Dividend income from affiliated funds..............             107                 70                125                 32
Securities lending.................................               8                 --*                33                 81
                                                     --------------     --------------     --------------     --------------
    Total investment income........................           9,310              1,453              6,271              3,183
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................           2,157                470              2,120              1,329
Administration fee.................................           1,240                271              1,219                764
Transfer agent fees................................             151                 30                154                 93
Custodian fees.....................................              28                 34                 49                113
Legal and audit fees...............................              42                 39                 44                 41
Registration and filing fees.......................              23                 26                 14                 15
Trustees fees and expenses.........................              10                 10                 10                 10
Interest expense...................................              --                 --                 --                 --*
Printing expense...................................              14                 13                 15                 15
Other..............................................               1                  2                  1                  2
                                                     --------------     --------------     --------------     --------------
    Subtotal.......................................           3,666                895              3,626              2,382
Shareholder servicing and distribution fees:
  Investor A Shares................................              34                 22                  4                 12
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................           3,700                917              3,630              2,394
Fees waived by investment advisor and/or
  distributor......................................          (1,779)              (307)            (1,771)            (1,052)
Fees reduced by credits allowed by the custodian...              --*                --*                --*                --*
Reimbursement from investment adviser..............              (1)                --*                (3)                (1)
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................           1,920                610              1,856              1,341
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).......................           7,390                843              4,415              1,842
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions............................          (1,867)            30,579                791             (4,281)
  Written options..................................              --            (13,745)                --                 --
  Futures contracts................................           5,697              3,685              4,697              1,905
  Swap contracts...................................              --                639                 --                 --
  Foreign currency and net other assets............              --                150                 --                 --
                                                     --------------     --------------     --------------     --------------
Net realized gain/(loss) on investments............           3,830             21,308              5,488             (2,376)
                                                     --------------     --------------     --------------     --------------
Change in unrealized appreciation/(depreciation)
  of:
  Securities.......................................         162,108             21,282            213,510            153,249
  Written options..................................              --             (4,597)                --                 --
  Futures contracts................................            (785)              (587)               156               (176)
  Swap contracts...................................              --              1,083                 --                 --
  Foreign currency and net other assets............              --                 --*                --                 --
                                                     --------------     --------------     --------------     --------------
Net change in unrealized
  appreciation/(depreciation) of investments.......         161,323             17,181            213,666            153,073
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................         165,153             38,489            219,154            150,697
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $      172,543     $       39,332     $      223,569     $      152,539
                                                     ==============     ==============     ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                          LARGECAP INDEX
                                                                 ---------------------------------
                                                                   SIX MONTHS
                                                                 ENDED 9/30/03        YEAR ENDED
                                                                  (UNAUDITED)          3/31/03
                                                                 ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................     $        7,390     $       14,322
Net realized gain/(loss) on investments.....................              3,830            (93,488)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            161,323           (244,564)
                                                                 --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            172,543           (323,730)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................                 --            (11,143)
  Primary B Shares..........................................                 --                 --
  Investor A Shares.........................................                 --               (235)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................                 --                 --
  Primary B Shares..........................................                 --                 --
  Investor A Shares.........................................                 --                 --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................              3,811            (39,736)
                                                                 --------------     --------------
Net increase/(decrease) in net assets.......................            176,354           (374,844)
                                                                 --------------     --------------
NET ASSETS:
Beginning of period.........................................            941,844          1,316,688
                                                                 --------------     --------------
End of period...............................................     $    1,118,198     $      941,844
                                                                 ==============     ==============
Undistributed net investment income at end of period........     $       10,855     $        3,465
                                                                 ==============     ==============

---------------

 *Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

        LARGECAP ENHANCED CORE                 MIDCAP INDEX                     SMALLCAP INDEX
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $          843   $        1,567   $        4,415   $        6,820   $        1,842   $        2,747
            21,308          (33,703)           5,488          (12,129)          (2,376)         (36,842)
            17,181          (20,987)         213,666         (213,260)         153,073         (129,402)
    --------------   --------------   --------------   --------------   --------------   --------------
            39,332          (53,123)         223,569         (218,569)         152,539         (163,497)
                --           (1,108)              --           (4,852)              --           (2,076)
                --               --*              --               --               --               --
                --              (93)              --              (11)              --               (8)
                --           (7,725)              (3)         (11,387)              --           (2,412)
                --               --*              --               --               --               --
                --             (983)              --*             (28)              --              (39)
              (845)          54,679          105,022          417,705           70,780          185,718
    --------------   --------------   --------------   --------------   --------------   --------------
            38,487           (8,353)         328,588          182,858          223,319           17,686
    --------------   --------------   --------------   --------------   --------------   --------------
           207,197          215,550          863,186          680,328          525,494          507,808
    --------------   --------------   --------------   --------------   --------------   --------------
    $      245,684   $      207,197   $    1,191,774   $      863,186   $      748,813   $      525,494
    ==============   ==============   ==============   ==============   ==============   ==============
    $        1,560   $          717   $        6,368   $        1,953   $        2,605   $          763
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                             LARGECAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   5,754    $ 107,651       13,612    $ 236,155
  Issued as reinvestment of dividends.......................      --           --          427        7,446
  Redeemed..................................................  (5,554)    (104,137)     (16,032)    (282,650)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................     200    $   3,514       (1,993)   $ (39,049)
                                                              ======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     263    $   4,862          689    $  12,452
  Issued as reinvestment of dividends.......................      --           --           12          203
  Redeemed..................................................    (244)      (4,565)        (759)     (13,342)
                                                              ------    ---------      -------    ---------
  Net increase/(decrease)...................................      19    $     297          (58)   $    (687)
                                                              ======    =========      =======    =========
  Total net increase/(decrease).............................     219    $   3,811       (2,051)   $ (39,736)
                                                              ======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

                                                                        LARGECAP ENHANCED CORE
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      -------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   2,129    $ 23,988       11,716     $123,224
  Issued as reinvestment of dividends.......................      --          --          152        1,911
  Redeemed..................................................  (2,178)    (24,406)      (6,298)     (68,039)
                                                              ------    --------       ------     --------
  Net increase/(decrease)...................................     (49)   $   (418)       5,570     $ 57,096
                                                              ======    ========       ======     ========
PRIMARY B SHARES:
  Sold......................................................      --    $     --           --*    $     --*
  Issued as reinvestment of dividends.......................      --          --           --*          --*
  Redeemed..................................................      --          --           --*          --*
                                                              ------    --------       ------     --------
  Net increase/(decrease)...................................      --    $     --           --*    $     --*
                                                              ======    ========       ======     ========
INVESTOR A SHARES:
  Sold......................................................     137    $  1,550          462     $  5,087
  Issued as reinvestment of dividends.......................      --          --           72          900
  Redeemed..................................................    (174)     (1,977)        (781)      (8,404)
                                                              ------    --------       ------     --------
  Net increase/(decrease)...................................     (37)   $   (427)        (247)    $ (2,417)
                                                              ======    ========       ======     ========
  Total net increase/(decrease).............................     (86)   $   (845)       5,323     $ 54,679
                                                              ======    ========       ======     ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                               MIDCAP INDEX
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   29,195    $ 232,230       80,995    $ 635,362
  Issued as reinvestment of dividends.......................       --*           1          670        5,521
  Redeemed..................................................  (16,558)    (128,685)     (30,922)    (224,802)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   12,637    $ 103,546       50,743    $ 416,081
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................      316    $   2,648          504    $   3,890
  Issued as reinvestment of dividends.......................       --*          --*           4           33
  Redeemed..................................................     (139)      (1,172)        (314)      (2,299)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      177    $   1,476          194    $   1,624
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   12,814    $ 105,022       50,937    $ 417,705
                                                              =======    =========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

                                                                           SMALLCAP INDEX
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   9,379    $129,498       29,323    $ 392,917
  Issued as reinvestment of dividends.......................      --          --           86        1,250
  Redeemed..................................................  (4,366)    (59,402)     (16,681)    (210,092)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................   5,013    $ 70,096       12,728    $ 184,075
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     707    $  9,557        1,755    $  22,226
  Issued as reinvestment of dividends.......................      --          --            3           41
  Redeemed..................................................    (656)     (8,873)      (1,642)     (20,624)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      51    $    684          116    $   1,643
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................   5,064    $ 70,780       12,844    $ 185,718
                                                              ======    ========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
LARGECAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $16.37          $0.13            $ 2.86            $ 2.99           $   --         $   --
Year ended 3/31/2003#.........    22.09           0.25             (5.77)            (5.52)           (0.20)            --
Year ended 3/31/2002#.........    22.35           0.24             (0.27)            (0.03)           (0.23)            --
Year ended 3/31/2001#.........    28.90           0.24             (6.55)            (6.31)           (0.24)         (0.00)##
Year ended 3/31/2000#.........    25.06           0.26              4.09              4.35            (0.25)         (0.26)
Year ended 3/31/1999..........    22.41           0.26              3.63              3.89            (0.25)         (0.99)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $16.27          $0.11            $ 2.84            $ 2.95           $   --         $   --
Year ended 3/31/2003#.........    21.98           0.20             (5.75)            (5.55)           (0.16)            --
Year ended 3/31/2002#.........    22.24           0.18             (0.26)            (0.08)           (0.18)            --
Year ended 3/31/2001#.........    28.76           0.17             (6.52)            (6.35)           (0.17)         (0.00)##
Year ended 3/31/2000#.........    24.94           0.19              4.08              4.27            (0.19)         (0.26)
Year ended 3/31/1999..........    22.31           0.19              3.63              3.82            (0.20)         (0.99)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)Amount represents less than 1%.

(d)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

                                                                                                  WITHOUT WAIVERS
                                                                                                  AND/OR EXPENSE
                                                                                                  REIMBURSEMENTS
                                                                                                  ---------------
                                                        RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET              NET ASSETS      OPERATING       INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                  END OF         EXPENSES      INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF      TOTAL       PERIOD        TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++     (000)         NET ASSETS      NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------------------

       --
   $             $19.36       18.27%   $1,089,889       0.35%+(a)(d)           1.37%+        --%(c)      0.68%+(a)
   (0.20)         16.37      (25.05)      918,184         0.35(a)(b)           1.39           6        0.69(a)
   (0.23)         22.09       (0.09)    1,283,450         0.35(a)(b)           1.05           7        0.68(a)
   (0.24)         22.35      (21.94)    2,021,690         0.35(a)(b)           0.88           8        0.68(a)
   (0.51)         28.90       17.58     2,826,486         0.35(a)(b)           0.96           7        0.71(a)
   (1.24)         25.06       18.26       933,313         0.35(a)              1.17           4        0.71(a)
       --
   $             $19.22       18.13%   $   28,309       0.60%+(a)(d)           1.12%+        --%(c)      0.93%+(a)
   (0.16)         16.27      (25.28)       23,660         0.60(a)(b)           1.14           6        0.94(a)
   (0.18)         21.98       (0.30)       33,238         0.60(a)(b)           0.80           7        0.93(a)
   (0.17)         22.24      (22.18)       27,417         0.60(a)(b)           0.63           8        0.93(a)
   (0.45)         28.76       17.32        28,943         0.60(a)(b)           0.71           7        0.96(a)
   (1.19)         24.94       18.00        13,827         0.60(a)              0.92           4        0.96(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                 NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                   VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                 BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                 OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                 ----------------------------------------------------------------------------------------------
LARGECAP ENHANCED CORE
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited)..................   $10.00          $0.04            $ 1.87            $ 1.91           $   --         $   --
Year ended 3/31/2003#..........    14.00           0.10             (3.49)            (3.39)           (0.07)         (0.54)
Year ended 3/31/2002#..........    14.90           0.12              0.39              0.51            (0.12)         (1.29)
Year ended 3/31/2001#..........    22.04           0.13             (4.46)            (4.33)           (0.12)         (2.69)
Year ended 3/31/2000#..........    19.39           0.16              2.78              2.94            (0.16)         (0.13)
Year ended 3/31/1999#..........    17.14           0.18              2.40              2.58            (0.18)         (0.15)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited)..................   $ 9.98          $0.03            $ 1.86            $ 1.89           $   --         $   --
Year ended 3/31/2003#..........    13.99           0.07             (3.48)            (3.41)           (0.06)         (0.54)
Year ended 3/31/2002#..........    14.89           0.08              0.40              0.48            (0.09)         (1.29)
Year ended 3/31/2001#..........    22.04           0.08             (4.47)            (4.39)           (0.07)         (2.69)
Year ended 3/31/2000#..........    19.39           0.11              2.78              2.89            (0.11)         (0.13)
Year ended 3/31/1999#..........    17.14           0.14              2.39              2.53            (0.13)         (0.15)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF      RATIO OF NET                   RATIO OF
    TOTAL       NET ASSET               NET ASSETS      OPERATING       INVESTMENT                    OPERATING
  DIVIDENDS       VALUE                   END OF         EXPENSES      INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
     AND         END OF       TOTAL       PERIOD        TO AVERAGE      TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS    PERIOD     RETURN++      (000)         NET ASSETS      NET ASSETS       RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------

       --
   $             $11.91      19.10%      $227,502        0.50%+(a)(c)       0.73%+       163%           0.76%+(a)
   (0.61)         10.00      (25.03)      191,535          0.50(a)(b)       0.90          366           0.80(a)
   (1.41)         14.00        2.80       190,130          0.50(a)(b)       0.83          345           0.75(a)
   (2.81)         14.90      (21.49)      345,795          0.50(a)(b)       0.67           97           0.70(a)
   (0.29)         22.04       15.33       593,317          0.50(a)(b)       0.80           64           0.72(a)
   (0.33)         19.39       15.25       665,631          0.50(a)          1.03           35           0.73(a)
       --
   $             $11.87      18.94%      $ 18,182        0.75%+(a)(c)       0.48%+       163%           1.01%+(a)
   (0.60)          9.98      (25.24)       15,663          0.75(a)(b)       0.65          366           1.05(a)
   (1.38)         13.99        2.55        25,420          0.75(a)(b)       0.58          345           1.00(a)
   (2.76)         14.89      (21.75)       32,402          0.75(a)(b)       0.42           97           0.95(a)
   (0.24)         22.04       15.04        51,433          0.75(a)(b)       0.55           64           0.97(a)
   (0.28)         19.39       14.97        51,439          0.75(a)          0.78           35           0.98(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
MIDCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.96         $0.03           $ 1.72           $ 1.75          $   --
Year ended 3/31/2003#.....................     9.31          0.06            (2.25)           (2.19)          (0.04)
Year ended 3/31/2002#.....................     8.39          0.07             1.46             1.53           (0.06)
Period ended 3/31/2001*...................    10.00          0.08            (0.72)           (0.64)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 6.96         $0.02           $ 1.72           $ 1.74          $   --
Year ended 3/31/2003#.....................     9.33          0.05            (2.26)           (2.21)          (0.04)
Year ended 3/31/2002#.....................     8.41          0.05             1.46             1.51           (0.04)
Period ended 3/31/2001*...................     9.55          0.05            (0.24)           (0.19)          (0.06)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
MIDCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.00)**
Year ended 3/31/2003#.....................      (0.12)
Year ended 3/31/2002#.....................      (0.55)
Period ended 3/31/2001*...................      (0.89)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $(0.00)**
Year ended 3/31/2003#.....................      (0.12)
Year ended 3/31/2002#.....................      (0.55)
Period ended 3/31/2001*...................      (0.89)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 * MidCap Index Primary A and Investor A Shares were first offered on March 31, 2000 and May 31, 2000, respectively.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 **Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS


                                                                            RATIO OF
                                                                           OPERATING
                                                           RATIO OF         EXPENSES         RATIO OF
    TOTAL                                  NET ASSETS     OPERATING        INCLUDING      NET INVESTMENT
  DIVIDENDS       NET ASSET                  END OF      EXPENSES TO    INTEREST EXPENSE  INCOME/(LOSS)   PORTFOLIO
     AND            VALUE        TOTAL       PERIOD      AVERAGE NET       TO AVERAGE       TO AVERAGE    TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)          ASSETS         NET ASSETS       NET ASSETS      RATE
-------------------------------------------------------------------------------------------------------------------

   $(0.00)**        $8.71         25.14%   $1,187,502        0.35%+(a)      0.35%+(a)(b)       0.83%+         3%
    (0.16)           6.96        (23.77)      860,997        0.35(a)          0.35(a)          0.84          15
    (0.61)           9.31         18.29       679,205        0.35(a)          0.35(a)          0.82          16
    (0.97)           8.39         (7.27)      342,503        0.35(a)          0.36(a)          0.82          69
   $(0.00)**        $8.70         25.00%   $    4,272        0.60%+(a)      0.60%+(a)(b)       0.58%+         3%
    (0.16)           6.96        (23.98)        2,189        0.60(a)          0.60(a)          0.59          15
    (0.59)           9.33         17.99         1,123        0.60(a)          0.60(a)          0.57          16
    (0.95)           8.41         (2.84)          215        0.60+(a)         0.60+(a)         0.57+         69

               WITHOUT WAIVERS
               AND/OR EXPENSE
               REIMBURSEMENTS
               ---------------
                  RATIO OF
    TOTAL         OPERATING
  DIVIDENDS      EXPENSES TO
     AND           AVERAGE
DISTRIBUTIONS    NET ASSETS
-------------  ---------------

   $(0.00)**        0.68%+(a)
    (0.16)          0.70(a)
    (0.61)          0.72(a)
    (0.97)          0.75(a)
   $(0.00)**        0.93%+(a)
    (0.16)          0.95(a)
    (0.59)          0.97(a)
    (0.95)          1.00+(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.59         $0.04           $ 3.23           $ 3.27          $   --
Year ended 3/31/2003#.....................    15.63          0.07            (4.00)           (3.93)          (0.05)
Year ended 3/31/2002#.....................    13.24          0.06             2.73             2.79           (0.07)
Year ended 3/31/2001#.....................    13.53          0.08            (0.31)           (0.23)          (0.06)
Year ended 3/31/2000#.....................    11.04          0.04             2.49             2.53           (0.04)
Year ended 3/31/1999#.....................    14.10          0.06            (2.92)           (2.86)          (0.06)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $11.57         $0.02           $ 3.23           $ 3.25          $   --
Year ended 3/31/2003#.....................    15.60          0.03            (3.99)           (3.96)          (0.01)
Year ended 3/31/2002#.....................    13.22          0.03             2.72             2.75           (0.04)
Year ended 3/31/2001#.....................    13.52          0.04            (0.32)           (0.28)          (0.02)
Year ended 3/31/2000#.....................    11.03          0.01             2.49             2.50           (0.01)
Year ended 3/31/1999#.....................    14.08          0.03            (2.91)           (2.88)          (0.03)


                                            DISTRIBUTIONS
                                              FROM NET
                                              REALIZED
                                                GAINS
                                            -------------
SMALLCAP INDEX
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.06)
Year ended 3/31/2002#.....................      (0.33)
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999#.....................      (0.14)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...     $   --
Year ended 3/31/2003#.....................      (0.06)
Year ended 3/31/2002#.....................      (0.33)
Year ended 3/31/2001#.....................         --
Year ended 3/31/2000#.....................         --
Year ended 3/31/1999#.....................      (0.14)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS


                                                                               RATIO OF NET
                                                                                OPERATING
                                                         RATIO OF                EXPENSES                 RATIO OF
    TOTAL                                  NET ASSETS    OPERATING              INCLUDING              NET INVESTMENT
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO          INTEREST EXPENSE          INCOME/(LOSS)    PORTFOLIO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET             TO AVERAGE               TO AVERAGE     TURNOVER
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS                NET ASSETS               NET ASSETS       RATE
---------------------------------------------------------------------------------------------------------------------------------

   $   --          $14.86         28.21%    $738,049       0.40%+(a)(b)            0.40%+(a)(b)(c)          0.55%+          5%
    (0.11)          11.59        (25.26)     517,680       0.40(a)                 0.40(a)                  0.51           26
    (0.40)          15.63         21.30      499,084       0.40(a)                 0.40(a)                  0.46           18
    (0.06)          13.24         (1.74)     256,465       0.41(a)                 0.41(a)                  0.56           65
    (0.04)          13.53         22.97      196,593       0.51(a)                 0.51(a)                  0.35           53
    (0.20)          11.04        (20.50)     189,379       0.50(a)                 0.50(a)                  0.52           65

   $   --          $14.82         28.09%    $ 10,764       0.65%+(a)(b)            0.65%+(a)(b)(c)          0.30%+          5%
    (0.07)          11.57        (25.46)       7,814       0.65(a)                 0.65(a)                  0.26           26
    (0.37)          15.60         20.97        8,724       0.65(a)                 0.65(a)                  0.21           18
    (0.02)          13.22         (2.06)       6,517       0.66(a)                 0.66(a)                  0.31           65
    (0.01)          13.52         22.67        7,610       0.75(a)                 0.76(a)                  0.10           53
    (0.17)          11.03        (20.67)       9,782       0.75(a)                 0.75(a)                  0.27           65

               WITHOUT WAIVERS
               AND/OR EXPENSE
               REIMBURSEMENTS
               ---------------
                  RATIO OF
    TOTAL         OPERATING
  DIVIDENDS      EXPENSES TO
     AND           AVERAGE
DISTRIBUTIONS    NET ASSETS
-------------  ---------------

   $   --           0.72%+(a)
    (0.11)          0.76(a)
    (0.40)          0.76(a)
    (0.06)          0.79(a)
    (0.04)          0.77(a)
    (0.20)          0.82(a)

   $   --           0.97%+(a)
    (0.07)          1.01(a)
    (0.37)          1.01(a)
    (0.02)          1.04(a)
    (0.01)          1.02(a)
    (0.17)          1.07(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to the four index portfolios of Funds Trust:
LargeCap Index Fund, LargeCap Enhanced Core Fund (formerly Managed Index Fund), MidCap Index Fund and SmallCap Index Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer two classes of shares:
Primary A Shares and Investor A Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities traded only over-the-counter are valued at the last sale price, or if no sale occurred on such day, at the mean of the current bid and asked prices. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: All Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to gain exposure to the equity markets. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase put options on stock index futures contracts, stock indices, swap contracts ("swaptions") or equity securities for the purpose of hedging the relevant portion of their portfolio securities against an anticipated market-wide decline or against declines in the values of individual portfolio securities, and may purchase call options on such futures contracts as a hedge against a market advance when they are not fully invested. A Fund may write options on such futures contracts primarily for the purpose of terminating existing positions. The Funds may also engage these techniques for non-hedging purposes such as seeking yield enhancement.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in dividend income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: Distributions from net investment income are declared and paid at least annually for each of the Funds. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.40% of each Fund's average daily net assets.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.23% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.17% (annualized) of the Funds' average daily net assets (net of waivers and sub-administrator fees) for its administration services.

BACAP and/or its affiliates may, from time to time, reduce its fee payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive fees to the extent that total expenses (excluding interest expense, shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                                          ANNUAL RATE
-------------------------------------------------------------------------
LargeCap Index Fund and MidCap Index Fund...................     0.35%
SmallCap Index Fund.........................................     0.40%
LargeCap Enhanced Core Fund.................................     0.50%

BACAP is entitled to recover from LargeCap Index Fund, LargeCap Enhanced Core Fund and SmallCap Index Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. There is no guarantee that these expense limitations will continue.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At September 30, 2003, the amounts potentially recoverable by BACAP pursuant to this arrangement are as follows:

                                                               POTENTIAL AMOUNT TO       POTENTIAL AMOUNT TO
                                                              RECOVER WITHIN 3 YEARS    RECOVER WITHIN 3 YEARS
FUND                                                              AS OF 9/30/03             AS OF 3/31/03
--------------------------------------------------------------------------------------------------------------
LargeCap Index..............................................        $1,779,257                $3,142,504
LargeCap Enhanced Core......................................           307,306                   495,650
SmallCap Index..............................................         1,052,624                 1,815,116

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of the Funds were reduced by $749 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% of the net assets attributable to the Primary A shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $32,344 for providing such services and is included in "Transfer agent fees" on the Statement of operations.

BACAP Distributors serves as distributor of the Funds' shares.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statements of net assets.

Certain Funds have made daily investments of cash balances in Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted a combined shareholder servicing and distribution plan for the Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE    PLAN
                                                               WAIVERS)     LIMIT
                                                              -------------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................    0.25%       0.25%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
LargeCap Index..............................................  $ 25,440     $  3,475
LargeCap Enhanced Core......................................   382,055      357,738
MidCap Index................................................   158,875       32,753
SmallCap Index..............................................   103,305       32,405

5.  FUTURES CONTRACTS

At September 30, 2003, the following Funds had futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
LARGECAP INDEX:
S&P 500 Futures (long position) expiring December 2003(a)...     70             $17,925             $17,396            $(529)
LARGECAP ENHANCED CORE:
S&P 500 Futures (long position) expiring December 2003(a)...     53              13,596              13,172             (424)
MIDCAP INDEX:
MidCap 400 Futures (long position) expiring December
  2003(a)...................................................     50              12,950              12,759             (191)
SMALLCAP INDEX:
Russell 2000 Futures (long position) expiring December
  2003(a)...................................................     23               5,795               5,610             (185)

---------------

(a)Securities have been segregated as collateral for each Fund's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the LargeCap Enhanced Core Fund for the six months ended September 30, 2003 aggregated the following:

                                                                            PREMIUM
                                                              NUMBER OF     RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS      (000)
------------------------------------------------------------------------------------
Options outstanding at March 31, 2003.......................      46,236    $  7,134
Options written.............................................  50,020,360       9,842
Options terminated in closing purchase transactions.........     (31,038)    (11,463)
Options expired.............................................     (33,233)     (4,731)
                                                              ----------    --------
Options outstanding at September 30, 2003...................  50,002,325    $    777
                                                              ==========    ========

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


7.  SWAP CONTRACTS

At September 30, 2003, the LargeCap Enhanced Core Fund had the following swap contracts outstanding:

                                                                                                              UNREALIZED
                                        NOTIONAL                                        PAYMENTS            APPRECIATION/
                                         AMOUNT          PAYMENTS MADE                RECEIVED BY           (DEPRECIATION)
DESCRIPTION                              (000)            BY THE FUND                   THE FUND                (000)
--------------------------------------------------------------------------------------------------------------------------
Contract with Bear Stearns,
  Effective April 9, 2003, expiring                 First Data Corp. Equity          1-month LIBOR
  April 9, 2004(a)....................  $   478           Total Return                   -0.50%                 $ (80)

Contract with Bear Stearns,
  Effective June 23, 2003, expiring                 First Data Corp. Equity          1-month LIBOR
  April 7, 2004(a)....................      696           Total Return                   -0.50%                    56

Contract with Citigroup,                               Notional Amount x           Notional Amount x
  Effective July 24, 2003, expiring                    (SPX Corp. Index)           (SPX Corp. Index)
  July 22, 2005(a)....................   16,827     Max (0, Vol@2-Strike@2)     Max (0, Strike@2-Vol@2)          (107)

Contract with Citigroup,                               Notional Amount x           Notional Amount x
  Effective August 12, 2003, expiring                  (SPX Corp. Index)           (SPX Corp. Index)
  August 20, 2004(a)..................    9,813     Max (0, Vol@2-Strike@2)     Max (0, Strike@2-Vol@2)           (47)

Contract with Commerzbank,                             Notional Amount x           Notional Amount x
  Effective July 23, 2003, expiring                 (American Express Index)    (American Express Index)
  January 16, 2004(a).................    8,929     Max (0, Strike@2-Vol@2)     Max (0, Vol@2-Strike@2)          (120)

Contract with Deutsche Bank,                           Notional Amount x           Notional Amount x
  Effective June 26, 2003, expiring                    (SPX Corp. Index)           (SPX Corp. Index)
  June 23, 2005(a)....................   17,157     Max (0, Vol@2-Strike@2)     Max (0, Strike@2-Vol@2)           (91)

Contract with Deutsche Bank,                           Notional Amount x           Notional Amount x
  Effective June 26, 2003, expiring                       (NDX Index)                 (NDX Index)
  June 23, 2005(a)....................    8,803     Max (0, Strike@2-Vol@2)     Max (0, Vol@2-Strike@2)            79

Contract with Deutsche Bank,                           Notional Amount x           Notional Amount x
  effective July 24, 2003, expiring                    (SPX Corp. Index)           (SPX Corp. Index)
  January 16, 2004(a).................   17,500     Max (0, Vol@2-Strike@2)     Max (0, Strike@2-Vol@2)            76

Contract with Deutsche Bank,                           Notional Amount x           Notional Amount x
  effective July 24, 2003, expiring                       (NDX Index)                 (NDX Index)
  July 22, 2005(a)....................    8,666     Max (0, Strike@2-Vol@2)     Max (0, Vol@2-Strike@2)            65

Contract with Deutsche Bank,                           Notional Amount x           Notional Amount x
  effective August 12, 2003, expiring                 (Deere & Co. Index)         (Deere & Co. Index)
  August 4, 2004(a)...................    4,983     Max (0, Strike@2-Vol@2)     Max (0, Vol@2-Strike@2)           (50)

Contract with Citigroup,
  effective August 19, 2003, expiring
  August 23, 2014(a)..................   13,000              4.600%                 6-month EURIBOR              (194)

Contract with Citigroup,
  Effective August 19, 2003, expiring
  August 23, 2006(a)..................   54,600         6-month EURIBOR                  3.515%                   585
                                                                                                                -----

Total unrealized appreciation.........                                                                          $ 172
                                                                                                                =====

---------------

(a)Fair value.

8.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


9.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Funds under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING     INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
SmallCap Index..............................................      $22          1.76%

---------------

 *The average amount outstanding was calculated based on daily balances in the period.

10.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
LargeCap Index..............................................       $ 7,129            $ 7,539
MidCap Index................................................        32,997             34,637
SmallCap Index..............................................        54,054             56,103

11.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                     NET TAX
                                                                                                                    UNREALIZED
                                                                                                                  APPRECIATION/
                                                                                                                  (DEPRECIATION)
                                                                                                   NET TAX        ON DERIVATIVES
                                                   COST OF                                        UNREALIZED       AND FOREIGN
                                                 INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/      CURRENCY AND
                                                   FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)      NET OTHER
                                                  PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS        ASSETS
FUND                                                (000)          (000)           (000)            (000)             (000)
--------------------------------------------------------------------------------------------------------------------------------
LargeCap Index.................................  $1,117,045       $227,424       $(221,140)        $ 6,284           $  (529)
LargeCap Enhanced Core.........................     206,552         44,283          (2,501)         41,782            (2,455)
MidCap Index...................................   1,167,756        153,214         (96,258)         56,956              (191)
SmallCap Index.................................     711,633        142,031         (49,852)         92,179              (185)

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING IN    EXPIRING IN    EXPIRING IN
                                                                 2009           2010           2011
FUND                                                             (000)          (000)          (000)
-------------------------------------------------------------------------------------------------------
LargeCap Index..............................................    $31,209        $39,881       $114,143
LargeCap Enhanced Core......................................         --             --         21,897
SmallCap Index..............................................         --             --          1,155

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                                  CAPITAL
                                                              LOSSES DEFERRED
FUND                                                               (000)
-----------------------------------------------------------------------------
LargeCap Index..............................................      $4,720
LargeCap Enhanced Core......................................      10,504
MidCap Index................................................      11,311

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

12.  REORGANIZATIONS

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Fund Trust listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Nations Funds Trust listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each Fund prior to the reorganization.

FUND                                            REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
-----------------------------------------------------------------------------------------------
LargeCap Index                                  LargeCap Index
Managed Index                                   Managed Index
SmallCap Index                                  SmallCap Index

13.  SUBSEQUENT EVENT

On October 8, 2003, the Board of Trustees approved the following changes in contractual fees for the LargeCap Index, MidCap Index and SmallCap Index Funds.

        - LargeCap Index Fund and MidCap Index Fund advisory fees decreased to 0.10% from 0.40%

        - SmallCap Index Fund advisory fee decreased to 0.15% from 0.40%

        - The administration fee for each Fund decreased to 0.10% from 0.23%

These changes are effective November 1, 2003. For further details concerning these changes, please refer to the prospectus supplement dated October 31, 2003.

14.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations LargeCap Index Fund (February 2003 through April
2003) -- $1,100; Nations LargeCap Enhanced Core Fund (February 2003 through April 2003) -- $200; Nations MidCap Index Fund (February 2003 through May
2003) -- $3,300; and Nations SmallCap Index Fund (February 2003 through July
2003) -- $800.

Each receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of each impacted Fund.

The receivables described in the preceding paragraphs reflect only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and do not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




INDEXSAR
(9/03)

                                             Nations Short-Term
                                             Income Fund

                                             Nations
                                             Short-Intermediate
                                             Government Fund

                                             Nations Government
                                             Securities Fund

                                             Nations Intermediate
                                             Bond Fund

         GOVERNMENT & CORPORATE              Nations Bond Fund
         --------------------------------
         Semiannual report for the period    Nations Strategic
         ended September 30, 2003            Income Fund

                                             Nations High Yield
                                             Bond Fund


                                             [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                       Nations Short-Term Income Fund                                3
                                       Nations Short-Intermediate Government Fund                   11
                                       Nations Government Securities Fund                           14
                                       Nations Intermediate Bond Fund                               17
                                       Nations Bond Fund                                            18
                                       Nations Strategic Income Fund                                29
                                       Nations High Yield Bond Fund                                 38
                                     Statements of operations                                       40
                                     Statements of changes in net assets                            42
                                     Schedules of capital stock activity                            46
                                     Financial highlights                                           54
                                     Notes to financial statements                                  68
                                     Statement of net assets -- Nations Master Investment Trust
                                       Nations Intermediate Bond Master Portfolio                   91
                                       Nations High Yield Bond Master Portfolio                     98
                                     Statement of operations                                       109
                                     Statement of changes in net assets                            110
                                     Financial highlights                                          110
                                     Notes to financial statements                                 111

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 13.5%
            ASSET-BACKED -- AUTO LOANS -- 7.9%
$   2,500   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    2,593
    1,000   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................        1,000
    2,475   BankBoston RV Asset Backed Trust,
              Series 1997-1, Class A9,
              6.630% 08/15/10.............................................        2,497
    2,000   BMW Vehicle Owner Trust,
              Series 2003-A, Class A4,
              2.530% 02/25/08.............................................        2,017
      847   Capital Auto Receivables Asset Trust,
              Series 2002-2, Class CTFS,
              4.180% 10/15/07.............................................          867
    3,000   Capital Auto Receivables Asset Trust,
              Series 2003-1, Class A2A,
              2.270% 01/17/06.............................................        3,032
    4,000   Capital Auto Receivables Asset Trust,
              Series 2003-3, Class A3A,
              2.960% 01/15/08.............................................        4,079
    3,000   Capital One Auto Finance Trust,
              Series 2002-A, Class A3,
              4.030% 08/15/06.............................................        3,061
    1,070   Chase Manhattan Auto Owner Trust,
              Series 2002-A, Class A4,
              4.240% 09/15/08.............................................        1,117
    3,953   Chase Manhattan Auto Owner Trust,
              Series 2003-B, Class A4,
              2.570% 02/16/10.............................................        3,954
    2,000   Daimler Chrysler Auto Trust,
              Series 2001-C, Class A4,
              4.630% 12/06/06.............................................        2,075
    4,700   Daimler Chrysler Auto Trust,
              Series 2002-A, Class A4,
              4.490% 10/06/08.............................................        4,916
    5,000   Daimler Chrysler Auto Trust,
              Series 2003-A, Class A4,
              2.880% 10/08/09.............................................        5,080
    1,650   First Security Auto Owner Trust,
              Series 2000-1, Class B,
              7.700% 12/17/07.............................................        1,671
    1,725   Ford Credit Auto Owner Trust,
              Series 2002-B, Class B,
              5.180% 10/16/06.............................................        1,827
    4,000   Ford Credit Auto Owner Trust,
              Series 2002-C, Class A4,
              3.790% 09/15/06.............................................        4,148
    2,000   Ford Credit Auto Owner Trust,
              Series 2003-B, Class A3B,
              1.170%** 01/15/07...........................................        2,000
    1,500   Harley-Davidson Motorcycle Trust,
              Series 2002-2, Class A2,
              3.090% 06/15/10.............................................        1,537
    2,008   Honda Auto Receivables Owner Trust,
              Series 2000-1, Class A4,
              6.670% 01/16/06.............................................        2,021

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
$   4,000   Honda Auto Receivables Owner Trust,
              Series 2002-2, Class A3,
              3.830% 02/15/06.............................................   $    4,057
    3,000   Honda Auto Receivables Owner Trust,
              Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        3,019
    4,000   Household Automotive Trust,
              Series 2002-2, Class A3,
              2.850% 03/19/07.............................................        4,048
    1,431   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................        1,461
      767   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-2, Class B,
              5.750% 06/15/07.............................................          781
    3,300   Nissan Auto Receivables Owner Trust,
              Series 2002-A, Class A4,
              4.280% 10/16/06.............................................        3,423
    3,000   Nissan Auto Receivables Owner Trust,
              Series 2002-C, Class A4,
              3.330% 01/15/08.............................................        3,090
    1,500   Nissan Auto Receivables Owner Trust,
              Series 2003-A, Class A4,
              2.610% 07/15/08.............................................        1,515
    3,000   Nissan Auto Receivables Owner Trust,
              Series 2003-B, Class A3,
              1.510% 08/15/07.............................................        2,997
    1,908   Onyx Acceptance Auto Trust,
              Series 2002-A, Class A3,
              3.750% 04/15/06.............................................        1,930
    4,000   Toyota Auto Receivables Owner Trust,
              Series 2003-A, Class A4,
              2.200% 03/15/10.............................................        4,012
    1,134   Union Acceptance Corporation,
              Series 1999-A, Class A5,
              5.870% 09/08/06.............................................        1,135
    2,000   USAA Auto Owner Trust,
              Series 2001-2, Class A4,
              3.910% 04/16/07.............................................        2,049
    3,422   World Omni Auto Receivables Trust,
              Series 2001-B, Class A3,
              3.790% 11/20/05.............................................        3,456
                                                                             ----------
                                                                                 86,465
                                                                             ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 4.3%
    2,500   American Express Credit Account Master Trust,
              Series 1999-1, Class A,
              5.600% 11/15/06.............................................        2,559
    1,000   American Express Credit Account Master Trust,
              Series 1999-1, Class B,
              5.850% 11/15/06.............................................        1,024

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
$   4,000   American Express Credit Account Master Trust,
              Series 1999-2, Class A,
              5.950% 12/15/06.............................................   $    4,118
    4,052   American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        3,996
    2,000   Capital One Master Trust,
              Series 2001-7A, Class A,
              3.850% 08/15/07.............................................        2,049
    1,500   Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              1.470%** 07/15/06...........................................        1,500
    2,357   Chase Credit Card Master Trust,
              Series 2000-1, Class C,
              1.850%** 06/15/07...........................................        2,365
    1,250   Citibank Credit Card Issuance Trust,
              Series 2000-A1, Class A1,
              6.900% 10/15/07.............................................        1,373
    5,000   Citibank Credit Card Issuance Trust,
              Series 2001-A8, Class A8,
              4.100% 12/07/06.............................................        5,160
    5,000   Citibank Credit Card Issuance Trust,
              Series 2003-A5, Class A5,
              2.500% 04/07/08.............................................        5,045
    4,500   First USA Credit Card Master Trust,
              Series 1998-9, Class A,
              5.280% 09/18/06.............................................        4,555
    5,000   MBNA Credit Card Master Note Trust,
              Series 2001-C3, Class C3,
              6.550% 12/15/08.............................................        5,404
    3,000   MBNA Master Credit Card Trust,
              Series 1995-C, Class A,
              6.450% 02/15/08.............................................        3,240
    5,000   MBNA Master Credit Card Trust,
              Series 1999-G, Class A,
              6.350% 12/15/06.............................................        5,203
                                                                             ----------
                                                                                 47,591
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.3%
      315   First Plus Home Loan Trust,
              Series 1998-2, Class M1,
              7.220% 05/10/24.............................................          324
    2,014   Residential Asset Mortgage Products, Inc.,
              Series 2001-RZ3, Class A4,
              6.130% 03/25/30.............................................        2,027
       17   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................           17

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$     423   Saxon Asset Securities Trust,
              Series 1998-1, Class MF1,
              7.050% 12/25/27.............................................   $      432
      945   Saxon Asset Securities Trust,
              Series 2001-3, Class AF3,
              4.490% 08/25/20.............................................          951
                                                                             ----------
                                                                                  3,751
                                                                             ----------
            ASSET-BACKED -- OTHER -- 1.0%
    2,000   CIT Equipment Collateral,
              Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        2,078
      781   CIT Equipment Collateral,
              Series 2002-VT1, Class B,
              3.970% 12/21/09.............................................          792
    5,227   Connecticut RRB Special Purpose Trust CL&P-1,
              Series 2001-1, Class A2,
              5.360% 03/30/07.............................................        5,406
    2,252   PSE&G Transition Funding LLC,
              Series 2001-1, Class A2,
              5.740% 03/15/07.............................................        2,336
                                                                             ----------
                                                                                 10,612
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $147,619).............................................      148,419
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 43.4%
            AEROSPACE AND DEFENSE -- 0.4%
    4,060   Northrop Grumman Corporation,
              7.000% 03/01/06.............................................        4,531
                                                                             ----------
            AUTOMOTIVE -- 1.2%
    1,500   American Axle & Manufacturing,
              9.750% 03/01/09.............................................        1,614
      849   Delphi Corporation,
              6.125% 05/01/04.............................................          865
    4,000   Ford Motor Credit Company,
              6.700% 07/16/04.............................................        4,137
    3,900   General Motors Acceptance Corporation, MTN,
              6.380% 01/30/04.............................................        3,961
    1,500   Lear Corporation,
              Series B,
              7.960% 05/15/05.............................................        1,613
    1,030   Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................        1,035
                                                                             ----------
                                                                                 13,225
                                                                             ----------
            BEVERAGES -- 0.0%+
      300   PepsiCo, Inc.,
              4.500% 09/15/04.............................................          309
                                                                             ----------
            BROADCASTING AND CABLE -- 1.9%
    2,510   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................        2,727

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
$   1,500   EchoStar DBS Corporation,
              9.375% 02/01/09.............................................   $    1,599
    2,750   Lenfest Communications, Inc.,
              8.375% 11/01/05.............................................        3,071
    2,141   Time Warner Inc.,
              8.110% 08/15/06.............................................        2,442
    3,000   Turner Broadcasting System, Inc.,
              7.400% 02/01/04.............................................        3,056
    7,785   Viacom Inc., Class B,
              6.400% 01/30/06.............................................        8,550
                                                                             ----------
                                                                                 21,445
                                                                             ----------
            BUILDING MATERIALS -- 0.2%
      750   American Standard Inc.,
              7.375% 04/15/05.............................................          793
    1,500   Nortek Holdings, Inc.,
              Series B,
              8.875% 08/01/08.............................................        1,553
                                                                             ----------
                                                                                  2,346
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    2,500   Dow Chemical Company,
              5.250% 05/14/04.............................................        2,545
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.1%
    1,500   Georgia Gulf Corporation,
              10.375% 11/01/07(a).........................................        1,584
                                                                             ----------
            COMMERCIAL BANKING -- 9.3%
    8,700   Bank Of New York Company, Inc., MTN, Series E,
              2.200% 05/12/06.............................................        8,752
    9,920   Bank One Corporation,
              6.500% 02/01/06.............................................       10,921
    4,245   Citigroup Inc.,
              4.125% 06/30/05.............................................        4,423
    8,000   Citigroup Inc.,
              6.750% 12/01/05.............................................        8,804
    4,000   Citigroup Inc.,
              5.500% 08/09/06.............................................        4,344
    1,100   FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................        1,214
    6,086   J.P. Morgan Chase & Company,
              6.500% 08/01/05.............................................        6,590
    5,000   J.P. Morgan Chase & Company,
              5.625% 08/15/06.............................................        5,445
    1,980   Key Bank N.A.,
              4.100% 06/30/05.............................................        2,062
      169   Mellon Funding Corporation,
              6.000% 03/01/04.............................................          172
    3,000   Regions Bank,
              2.900% 12/15/06.............................................        3,047

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$   1,520   SunTrust Banks, Inc.,
              6.125% 02/15/04.............................................   $    1,547
    3,870   U.S. Bancorp, MTN,
              Series N,
              2.625% 03/15/06.............................................        3,922
    5,000   U.S. Bancorp, MTN,
              Series N,
              2.750% 03/30/06.............................................        5,082
    3,125   U.S. Bank, N.A.,
              5.625% 11/30/05.............................................        3,385
    2,865   Wachovia Corporation,
              6.625% 06/15/04.............................................        2,973
    3,413   Wachovia Corporation,
              6.800% 06/01/05(a)..........................................        3,699
    5,245   Wachovia Corporation,
              6.625% 07/15/05.............................................        5,688
    5,000   Washington Mutual, Inc.,
              7.500% 08/15/06.............................................        5,677
    4,070   Wells Fargo & Company, MTN,
              Series F,
              6.500% 06/01/05.............................................        4,398
    3,000   Wells Fargo and Company,
              5.900% 05/21/06.............................................        3,290
      305   Wells Fargo Financial, Inc.,
              7.200% 04/01/04.............................................          314
    5,450   Wells Fargo Financial, Inc.,
              7.000% 11/01/05.............................................        6,021
                                                                             ----------
                                                                                101,770
                                                                             ----------
            COMMERCIAL SERVICES -- 0.3%
    1,500   Allied Waste North America, Inc.,
              Series B,
              7.375% 01/01/04(a)..........................................        1,511
    2,000   World Color Press, Inc.,
              8.375% 11/15/08.............................................        2,115
                                                                             ----------
                                                                                  3,626
                                                                             ----------
            COMPUTER SERVICES -- 0.1%
    1,500   Unisys Corporation,
              7.875% 04/01/08.............................................        1,560
                                                                             ----------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 1.0%
   10,000   International Business Machines Corporation (IBM),
              4.875% 10/01/06(a)..........................................       10,762
                                                                             ----------
            CONSTRUCTION -- 0.2%
    2,000   Standard Pacific Corporation,
              8.500% 06/15/07.............................................        2,055
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CONSUMER CREDIT AND
              MORTGAGES -- 0.9%
$   2,144   Countrywide Home Loans, Inc., MTN, Series J,
              5.250% 06/15/04.............................................   $    2,201
    5,100   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        5,495
    2,000   Household Finance Corporation, MTN,
              3.375% 02/21/06.............................................        2,054
                                                                             ----------
                                                                                  9,750
                                                                             ----------
            DEPARTMENT AND DISCOUNT
              STORES -- 1.4%
    5,000   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        5,450
   10,000   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................       10,526
                                                                             ----------
                                                                                 15,976
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    1,500   The Scotts Company, Class A,
              8.625% 01/15/09.............................................        1,583
                                                                             ----------
            ELECTRIC POWER --
              NON NUCLEAR -- 1.7%
    5,000   Cinergy Corporation,
              6.250% 09/01/04.............................................        5,195
      233   Cms Energy Corporation,
              Series B,
              6.750% 01/15/04.............................................          233
    5,410   Fpl Group, Inc.,
              7.625% 09/15/06.............................................        6,172
    3,000   Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        3,053
    3,562   Virginia Electric and Power Company,
              Series A,
              5.750% 03/31/06.............................................        3,862
                                                                             ----------
                                                                                 18,515
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
    2,300   Carolina Power & Light,
              5.875% 01/15/04.............................................        2,330
    2,000   Energy East Corporation,
              7.750% 11/15/34.............................................        2,013
    3,100   Pennsylvania Power Company,
              6.375% 09/01/04.............................................        3,228
                                                                             ----------
                                                                                  7,571
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.2%
    1,000   Magnum Hunter Resources, Inc.,
              10.000% 06/01/07(a).........................................        1,036
    1,500   Nuevo Energy Company,
              Series B,
              9.500% 06/01/08.............................................        1,577
                                                                             ----------
                                                                                  2,613
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 3.3%
$   4,000   American General Finance Corporation, MTN,
              Series F,
              5.910% 06/12/06.............................................   $    4,361
    7,125   American General Finance Corporation, MTN,
              Series F,
              5.875% 07/14/06.............................................        7,785
    1,700   Aristar, Inc.,
              7.375% 09/01/04.............................................        1,792
    5,000   General Electric Capital Corporation, MTN, Series A,
              5.350% 03/30/06.............................................        5,390
   11,000   General Electric Capital Corporation, MTN, Series A,
              6.500% 12/10/07.............................................       12,477
    4,000   National Rural Utilities Cooperative Finance Corporation,
              6.000% 05/15/06.............................................        4,376
                                                                             ----------
                                                                                 36,181
                                                                             ----------
            FOOD AND DRUG STORES -- 0.6%
    3,000   Fred Meyer, Inc.,
              7.375% 03/01/05.............................................        3,216
    3,000   Safeway Inc.,
              6.850% 09/15/04.............................................        3,140
                                                                             ----------
                                                                                  6,356
                                                                             ----------
            FOOD PRODUCTS -- 1.5%
    5,410   ConAgra Foods, Inc.,
              6.000% 09/15/06.............................................        5,947
    1,870   Dean Foods Company,
              6.750% 06/15/05.............................................        1,935
    5,710   General Mills, Inc.,
              5.125% 02/15/07.............................................        6,144
    1,900   Kellogg Company,
              Series B,
              6.000% 04/01/06.............................................        2,083
                                                                             ----------
                                                                                 16,109
                                                                             ----------
            HEALTH SERVICES -- 0.6%
    5,904   Cardinal Health, Inc.,
              6.000% 01/15/06.............................................        6,424
                                                                             ----------
            HEAVY MACHINERY -- 0.4%
    1,000   Case Corporation,
              Series B,
              6.250% 12/01/03.............................................        1,000
    3,000   Caterpillar Financial Services Corporation,
              6.875% 08/01/04.............................................        3,136
                                                                             ----------
                                                                                  4,136
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            --HOUSEHOLD PRODUCTS -- 0.6%
$   3,000   Colgate-Palmolive Company, MTN,
              Series C,
              5.270% 12/01/03.............................................   $    3,020
    3,300   The Gillette Company,
              3.750% 12/01/04@............................................        3,390
                                                                             ----------
                                                                                  6,410
                                                                             ----------
            HOUSING AND FURNISHING -- 0.3%
    1,500   D.R. Horton, Inc.,
              10.500% 04/01/05............................................        1,639
    1,500   Ryland Group, Inc.,
              8.000% 08/15/06.............................................        1,607
                                                                             ----------
                                                                                  3,246
                                                                             ----------
            INSURANCE -- 1.1%
    1,500   Allstate Financial Global Funding,
              6.150% 02/01/06+()..........................................        1,641
    3,000   American International Group, Inc., MTN, Series F,
              2.850% 12/01/05.............................................        3,067
      245   Marsh & McLennan Companies, Inc.,
              6.625% 06/15/04.............................................          254
    4,000   Monumental Global Funding II,
              6.950% 10/01/03@............................................        4,000
    2,000   New York Life Insurance Company,
              6.400% 12/15/03@............................................        2,021
      699   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................          697
                                                                             ----------
                                                                                 11,680
                                                                             ----------
            INTEGRATED OIL -- 0.9%
    4,000   Union Oil Company of California,
              6.375% 02/01/04.............................................        4,050
    5,550   USX Corporation,
              6.850% 03/01/08.............................................        6,309
                                                                             ----------
                                                                                 10,359
                                                                             ----------
            INVESTMENT SERVICES -- 6.1%
    8,500   Bear Sterns Companies Inc.,
              3.000% 03/30/06.............................................        8,696
    4,000   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        4,371
   12,000   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................       12,413
    3,000   Lehman Brothers Holdings Inc.,
              6.625% 04/01/04.............................................        3,080
    7,000   Lehman Brothers Holdings Inc.,
              6.625% 02/05/06.............................................        7,692
    5,000   Lehman Brothers Holdings Inc.,
              6.250% 05/15/06.............................................        5,514
      295   Merrill Lynch & Company, Inc., MTN, Series B,
              6.180% 04/20/04.............................................          303
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.940% 01/30/06.............................................        5,080
    5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.470% 03/10/06.............................................        5,032

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$   5,000   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................   $    4,969
    9,000   Morgan Stanley,
              6.100% 04/15/06.............................................        9,830
                                                                             ----------
                                                                                 66,980
                                                                             ----------
            LODGING AND RECREATION -- 0.5%
    1,000   Boyd Gaming Corporation,
              9.250% 10/01/03.............................................        1,000
    1,500   ITT Corporation,
              6.750% 11/15/05.............................................        1,581
    1,500   Mirage Resorts, Inc.,
              7.250% 10/15/06.............................................        1,601
    1,000   Station Casinos Inc.,
              8.875% 12/01/08.............................................        1,045
                                                                             ----------
                                                                                  5,227
                                                                             ----------
            MEDICAL DEVICES AND
              SUPPLIES -- 0.7%
    2,120   Abbott Laboratories,
              5.125% 07/01/04.............................................        2,180
    5,000   Abbott Laboratories,
              5.625% 07/01/06.............................................        5,467
                                                                             ----------
                                                                                  7,647
                                                                             ----------
            METALS AND MINING -- 0.6%
    1,700   Alcoa Inc.,
              7.250% 08/01/05.............................................        1,869
    4,485   Alcoa Inc.,
              Series B,
              6.125% 06/15/05.............................................        4,821
                                                                             ----------
                                                                                  6,690
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.5%
    3,000   Centerpoint Energy Bank Loan,
              3.485%*** 11/11/05..........................................        3,450
    2,000   KeySpan Corporation,
              7.250% 11/15/05.............................................        2,215
                                                                             ----------
                                                                                  5,665
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.7%
    1,500   EL Paso CGP Company,
              6.200% 05/15/04.............................................        1,493
    1,500   EL Paso Corporation,
              6.750% 11/15/03(a)..........................................        1,500
    1,820   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        1,940
    1,500   The Williams Companies, Inc.,
              9.250% 03/15/04.............................................        1,530
    1,500   Utilicorp United Inc.,
              7.000% 07/15/04.............................................        1,493
                                                                             ----------
                                                                                  7,956
                                                                             ----------
            PACKAGING AND CONTAINERS -- 0.1%
    1,500   Owens-Illinois, Inc.,
              7.150% 05/15/05.............................................        1,534
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- 0.2%
$   1,500   Fort James Corporation,
              6.625% 09/15/04.............................................   $    1,537
      750   Louisiana-Pacific Corporation,
              8.500% 08/15/05.............................................          814
                                                                             ----------
                                                                                  2,351
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.5%
    4,000   Gannett Company, Inc.,
              4.950% 04/01/05.............................................        4,197
    1,000   Reed Elsevier Capital Inc., MTN,
              7.000% 05/15/05.............................................        1,079
                                                                             ----------
                                                                                  5,276
                                                                             ----------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.4%
    4,603   FedEx Corporation,
              6.625% 02/12/04.............................................        4,687
                                                                             ----------
            REAL ESTATE -- 0.3%
    3,500   EOP Operating LP,
              6.625% 02/15/05.............................................        3,716
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
    2,156   Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................        2,203
                                                                             ----------
            SEMICONDUCTORS -- 0.2%
    1,500   Fairchild Semiconductor Corporation, Class A,
              10.500% 02/01/09............................................        1,669
                                                                             ----------
            SPECIALTY STORES -- 1.0%
      250   Home Depot Inc.,
              6.500% 09/15/04.............................................          262
    9,600   Home Depot, Inc.,
              5.375% 04/01/06.............................................       10,377
                                                                             ----------
                                                                                 10,639
                                                                             ----------
            TELECOMMUNICATIONS
              SERVICES -- 2.2%
    4,000   New York Telephone Company,
              6.500% 03/01/05.............................................        4,277
    1,500   Nextel Communications, Inc., Class A,
              9.750% 10/31/07.............................................        1,545
    3,000   Pacific Bell,
              6.250% 03/01/05.............................................        3,192
    3,000   SBC Communications Inc.,
              5.750% 05/02/06.............................................        3,269

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   5,000   Sprint Capital Corporation,
              7.900% 03/15/05.............................................   $    5,400
    6,250   Verizon Global Funding Corporation,
              6.750% 12/01/05(a)..........................................        6,886
                                                                             ----------
                                                                                 24,569
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $475,536).............................................      479,476
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 2.9%
            BEVERAGES -- 0.5%
    5,000   Diageo Capital plc,
              3.500% 11/19/07.............................................        5,090
                                                                             ----------
            BUILDING MATERIALS -- 0.1%
    1,313   Hanson Overseas BV,
              6.750% 09/15/05.............................................        1,421
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.1%
    1,500   Methanex Corporation,
              7.750% 08/15/05.............................................        1,560
                                                                             ----------
            COMMERCIAL BANKING -- 0.2%
    1,840   Korea Development Bank,
              7.125% 04/22/04.............................................        1,898
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.3%
    3,000   BP Capital Markets plc,
              4.000% 04/29/05.............................................        3,123
      650   Pemex Finance Ltd.,
              6.550% 02/15/08.............................................          703
                                                                             ----------
                                                                                  3,826
                                                                             ----------
            FOOD PRODUCTS -- 1.1%
   10,050   Unilever Capital Corporation,
              6.875% 11/01/05.............................................       11,057
                                                                             ----------
            INSURANCE -- 0.1%
    1,000   Fairfax Financial Holdings Limited,
              7.750% 12/15/03(a)..........................................        1,005
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 0.1%
    1,500   Stone Container Corporation,
              11.500% 08/15/06@...........................................        1,592
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS
              SERVICES -- 0.4%
$   2,000   Deutsche Telekom International Finance BV,
              8.250%** 06/15/05...........................................   $    2,203
    2,000   Telus Corporation,
              7.500% 06/01/07.............................................        2,249
                                                                             ----------
                                                                                  4,452
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $31,372)..............................................       31,901
                                                                             ----------
            MORTGAGE-BACKED SECURITIES -- 2.5%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.4%
    4,000   Chase Manhattan Auto Owner Trust,
              Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,995
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 1.4%
   15,000     2.875% 09/15/05(a)..........................................       15,359
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.5%
       73     6.000% 11/01/03-11/01/04....................................           74
       23     6.500% 08/01/04.............................................           23
    4,850     2.250% 05/15/06(a)..........................................        4,883
      179     7.500% 11/01/09.............................................          188
                                                                             ----------
                                                                                  5,168
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.2%
    2,435     4.375%** 04/20/22...........................................        2,495
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $26,907)..............................................       27,017
                                                                             ----------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 1.0%
    3,000   Province of New Brunswick,
              7.625% 06/29/04.............................................        3,141
    3,368   Quebec (Province of),
              5.500% 04/11/06(a)..........................................        3,647
    4,000   Republic of Italy,
              7.250% 02/07/05.............................................        4,298
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $10,712)..............................................       11,086
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 22.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 4.3%
      100     5.125% 01/29/04.............................................          101
      350     3.875% 02/01/05.............................................          361

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL FARM CREDIT BANK (FFCB) -- (CONTINUED)
$  10,000     2.625% 12/15/05.............................................   $   10,195
   11,000     2.500% 03/15/06(a)..........................................       11,167
   25,000     2.375% 10/02/06.............................................       25,133
                                                                             ----------
                                                                                 46,957
                                                                             ----------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 10.6%
    5,000     3.750% 02/13/04.............................................        5,048
   75,000     3.375% 06/15/04##...........................................       76,168
   15,000     1.500% 05/13/05(a)..........................................       14,997
    4,655     4.125% 05/13/05.............................................        4,848
    4,000     1.750% 08/15/05.............................................        4,012
    6,000     2.500% 03/15/06(a)..........................................        6,080
    6,000     2.875% 09/15/06(a)..........................................        6,113
                                                                             ----------
                                                                                117,266
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.9%
      171     6.775% 11/01/03.............................................          171
    1,000     5.000% 05/15/04.............................................        1,024
   10,000     1.875% 01/15/05(a)..........................................       10,069
    5,000     6.875% 01/15/05.............................................        5,353
    7,000     3.875% 02/15/05.............................................        7,241
   10,000     1.500% 08/15/05(a)..........................................        9,996
    3,000     2.750% 08/15/06.............................................        3,048
    6,000     4.875% 03/15/07.............................................        6,474
                                                                             ----------
                                                                                 43,376
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 2.7%
   10,000     5.625% 05/14/04.............................................       10,274
   10,000     2.875% 10/15/05(a)..........................................       10,247
    8,000     6.000% 12/15/05(a)..........................................        8,741
                                                                             ----------
                                                                                 29,262
                                                                             ----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 1.1%
    9,750     2.000% 03/15/05.............................................        9,828
    2,075     5.250% 03/15/06(a)..........................................        2,243
                                                                             ----------
                                                                                 12,071
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $247,120).............................................      248,932
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 10.8%
            U.S. TREASURY NOTES -- 10.1%
  110,000     2.000% 08/31/05(a)..........................................      111,186
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Term Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            --U.S. TREASURY STRIPS -- 0.7%
$   8,000   Principal only,
              1.037%*** 08/15/04(a).......................................   $    7,928
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $117,837).............................................      119,114
                                                                             ----------
 SHARES
  (000)
--------
            --INVESTMENT COMPANIES -- 22.8%
              (Cost $251,000)
  251,000   Nations Cash Reserves, Capital Class Shares#..................      251,000
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $1,308,103*)................................     119.5%   1,316,945
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (19.5)%
            Cash..........................................................   $    4,406
            Unrealized appreciation on forward foreign exchange
              contracts...................................................          215
            Receivable for Fund shares sold...............................        2,338
            Dividends receivable..........................................           21
            Interest receivable...........................................        9,927
            Receivable from investment advisor............................           55
            Unrealized appreciation on swap contracts.....................          228
            Unrealized depreciation on forward foreign exchange
              contracts...................................................         (223)
            Unrealized depreciation on swap contracts.....................         (204)
            Variation margin/due to broker................................         (240)
            Collateral on securities loaned...............................     (193,704)
            Payable for Fund shares redeemed..............................       (5,099)
            Investment advisory fee payable...............................         (179)
            Administration fee payable....................................         (197)
            Shareholder servicing and distribution fees payable...........          (67)
            Distributions payable.........................................       (1,566)
            Payable for investment securities purchased...................      (29,866)
            Accrued Trustees' fees and expenses...........................          (55)
            Accrued expenses and other liabilities........................         (282)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (214,492)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,102,453
                                                                             ==========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $       55
            Accumulated net realized gain on investments sold, swaps,
              currency contracts and futures contracts....................          918
            Net unrealized appreciation of investments, swaps, currency
              contracts and futures contracts.............................        7,800
            Paid-in capital...............................................    1,093,680
                                                                             ----------
            NET ASSETS....................................................   $1,102,453
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($922,177,292 / 91,912,630 shares outstanding)..............       $10.03
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($134,619,904 /
              13,397,265 shares outstanding)..............................       $10.05
                                                                             ==========

            Maximum sales charge..........................................        1.00%
            Maximum offering price per share..............................       $10.15

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($1,916,081 / 190,843 shares outstanding)...................       $10.04
                                                                             ==========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($43,740,169 / 4,355,691 shares outstanding)................       $10.04
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

***Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $193,704.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $187,932 and $189,550, respectively.
ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 2.8%
            ASSET-BACKED -- AUTO LOANS -- 1.9%
$   5,470   Capital Auto Receivables Asset Trust,
              Series 2001-2, Class A4,
              5.000% 12/15/06.............................................   $   5,612
    3,179   Onyx Acceptance Auto Trust,
              Series 2002-A, Class A3,
              3.750% 04/15/06.............................................       3,216
                                                                             ---------
                                                                                 8,828
                                                                             ---------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
    1,150   Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              1.470%** 07/15/06...........................................       1,150
                                                                             ---------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.6%
    1,948   First Alliance Mortgage Loan Trust,
              Series 1996-2, Class A3,
              8.225% 09/20/27.............................................       1,947
      982   Oakwood Mortgage Investors Inc.,
              Series 2002-B, Class A1,
              1.350%** 05/15/13...........................................         974
        7   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................           7
                                                                             ---------
                                                                                 2,928
                                                                             ---------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $12,874)..............................................      12,906
                                                                             ---------
            MORTGAGE-BACKED SECURITIES -- 7.0%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.4%
    1,693   Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................       1,716
    2,420   Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................       2,457
      940   Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................         941
   17,157   Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Interest only,
              1.113%** 12/15/30...........................................         667
    4,150   PNC Mortgage Acceptance Corporation,
              Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................       4,509
      814   Salomon Brothers Mortgage Securities VII,
              Series 2002-CDCA, Class A1,
              1.400%** 11/15/13+()........................................         814
                                                                             ---------
                                                                                11,104
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 3.2%
$  10,900     5.000% 01/15/07(a)..........................................   $  11,801
      500     4.625% 10/15/13(a)..........................................         505
    1,638     9.000% 04/01/16.............................................       1,796
                                                                             ---------
                                                                                14,102
                                                                             ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.4%
    3,727     4.375%** 04/20/22...........................................       3,819
    2,630     3.500%** 06/20/29...........................................       2,663
                                                                             ---------
                                                                                 6,482
                                                                             ---------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $30,399)..............................................      31,688
                                                                             ---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 29.7%
            FEDERAL FARM CREDIT BANK (FFCB) -- 3.3%
    3,000     2.500% 11/15/05.............................................       3,051
    3,500     2.500% 03/15/06(a)..........................................       3,553
    8,000     4.900% 03/21/06.............................................       8,583
                                                                             ---------
                                                                                15,187
                                                                             ---------
            FEDERAL HOME LOAN BANK (FHLB) -- 5.8%
    4,100     3.375% 06/15/04.............................................       4,164
    2,000     2.125% 12/15/04.............................................       2,019
    1,500     1.500% 05/13/05(a)..........................................       1,500
    2,250     4.875% 05/15/07.............................................       2,423
    3,000     5.800% 09/02/08.............................................       3,364
    7,500     4.500% 11/15/12(a)..........................................       7,569
    5,500     3.875% 06/14/13(a)..........................................       5,267
                                                                             ---------
                                                                                26,306
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.5%
      115     6.775% 11/01/03.............................................         115
    4,000     3.875% 02/15/05.............................................       4,138
    1,250     4.875% 03/15/07.............................................       1,349
    6,100     5.750% 03/15/09(a)..........................................       6,819
    2,750     6.750% 03/15/31.............................................       3,264
                                                                             ---------
                                                                                15,685
                                                                             ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 16.9%
   16,100     7.000% 07/15/05(a)..........................................      17,658
   11,500     2.875% 10/15/05(a)..........................................      11,784
   20,200     5.250% 06/15/06-01/15/09(a).................................      22,089
   10,000     6.625% 11/15/10(a)..........................................      11,696
    2,000     5.375% 11/15/11(a)..........................................       2,172
    4,000     6.125% 03/15/12.............................................       4,544
    4,500     7.250% 05/15/30(a)..........................................       5,628
      800     6.625% 11/15/30.............................................         937
                                                                             ---------
                                                                                76,508
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            TENNESSEE VALLEY AUTHORITY -- 0.2%
$   1,000     4.700% 07/15/33.............................................   $     901
                                                                             ---------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $131,780).............................................     134,587
                                                                             ---------
            U.S. TREASURY OBLIGATIONS -- 56.9%
            U.S. TREASURY NOTES -- 25.3%
    5,000     3.375% 04/30/04(a)..........................................       5,068
   16,000     2.875% 06/30/04##...........................................      16,220
    5,000     2.250% 07/31/04(a)..........................................       5,049
   28,000     2.125% 10/31/04##...........................................      28,313
    4,000     1.750% 12/31/04##...........................................       4,031
    5,000     1.250% 05/31/05(a)..........................................       4,997
   15,000     2.000% 08/31/05(a)..........................................      15,162
   29,450     4.625% 05/15/06(a)..........................................      31,607
    3,900     7.000% 07/15/06(a)..........................................       4,443
                                                                             ---------
                                                                               114,890
                                                                             ---------
            U.S. TREASURY STRIPS -- 31.6%
   19,500   Interest only,
              4.389%*** 11/15/13##........................................      12,564
    4,000   Principal only,
              1.168%*** 05/15/05(a).......................................       3,925
   23,000   Principal only,
              1.438%*** 08/15/05(a).......................................      22,390
   63,000   Principal only,
              2.047%*** 11/15/06(a).......................................      59,115
   44,000   Principal only,
              2.938%*** 11/15/08##........................................      37,890
   14,000   TIGR Receipts,
              4.939%*** 05/15/17..........................................       7,202
                                                                             ---------
                                                                               143,086
                                                                             ---------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $254,761).............................................     257,976
                                                                             ---------
 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 41.9%
              (Cost $190,356)
  190,356   Nations Cash Reserves, Capital Class Shares#..................   $ 190,356
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $620,170*)..................................     138.3%    627,513
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (38.3)%
            Cash..........................................................   $      28
            Receivable for investment securities sold.....................       3,864
            Receivable for Fund shares sold...............................       1,585
            Dividends receivable..........................................          15
            Interest receivable...........................................       3,489
            Receivable from investment advisor............................          78
            Unrealized appreciation on swap contracts.....................       1,603
            Unrealized depreciation on swap contracts.....................         (62)
            Variation margin/due to broker................................        (304)
            Collateral on securities loaned...............................    (160,286)
            Payable for Fund shares redeemed..............................      (1,442)
            Investment advisory fee payable...............................        (111)
            Administration fee payable....................................         (81)
            Shareholder servicing and distribution fees payable...........         (44)
            Distributions payable.........................................        (810)
            Payable for investment securities purchased...................     (20,840)
            Accrued Trustees' fees and expenses...........................         (73)
            Accrued expenses and other liabilities........................        (300)
                                                                             ---------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (173,691)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 453,822
                                                                             =========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $      87
            Accumulated net realized gain on investments sold, swaps,
              futures
              contracts and options.......................................       1,159
            Net unrealized appreciation of investments, swaps and futures
              contracts...................................................       9,389
            Paid-in capital...............................................     443,187
                                                                             ---------
            NET ASSETS....................................................   $ 453,822
                                                                             =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

Nations Short-Intermediate Government Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                               VALUE
---------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($368,795,352 / 85,835,457 shares outstanding)..............       $4.30
                                                                             =========
            INVESTOR A SHARES:
            Net asset value and redemption price per share ($43,244,681
              / 10,072,907 shares outstanding)............................       $4.29
                                                                             =========

            Maximum sales charge..........................................       3.25%
            Maximum offering price per share..............................       $4.43

            INVESTOR B SHARES:
            Net asset value and offering price per share& ($32,532,185
              / 7,571,356 shares outstanding).............................       $4.30
                                                                             =========
            INVESTOR C SHARES:
            Net asset value and offering price per share& ($9,250,189
              / 2,156,523 shares outstanding).............................       $4.29
                                                                             =========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $160,286.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $152,774 and $156,155, respectively.

ABBREVIATIONS:

TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.3%
            ASSET-BACKED -- AUTO LOANS -- 1.8%
 $  2,700   Capital Auto Receivables Asset Trust,
              Series 2001-2, Class A4,
              5.000% 12/15/06.............................................   $  2,770
    1,272   Onyx Acceptance Auto Trust,
              Series 2002-A, Class A3,
              3.750% 04/15/06.............................................      1,286
                                                                             --------
                                                                                4,056
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.3%
      700   Chase Credit Card Master Trust,
              Series 1996-4, Class B,
              1.470%** 07/15/06...........................................        700
                                                                             --------
            ASSET-BACKED -- HOME EQUITY LOANS -- 0.8%
    1,246   First Alliance Mortgage Loan Trust,
              Series 1996-2, Class A3,
              8.225% 09/20/27.............................................      1,246
      575   Oakwood Mortgage Investors Inc.,
              Series 2002-B, Class A1,
              1.350%** 05/15/13...........................................        570
       11   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................         11
                                                                             --------
                                                                                1,827
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.4%
      788   Export Funding Trust,
              Series 1995-A, Class A,
              8.210% 12/29/06.............................................        864
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $7,363)...............................................      7,447
                                                                             --------
            MORTGAGE-BACKED SECURITIES -- 8.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 3.3%
      848   Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................        859
    1,210   Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................      1,229
      471   Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................        472
   10,289   Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Interest only,
              1.113%** 12/15/30...........................................        400
    3,412   PNC Mortgage Acceptance Corporation,
              Series 2001-C1, Class A1,
              5.910% 03/12/34.............................................      3,707
      486   Salomon Brothers Mortgage Securities VII,
              Series 2002-CDCA, Class A1,
              1.400%** 11/15/13+()........................................        486

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
 $ 20,353   Vendee Mortgage Trust,
              Series 1998-1, Class 2, Interest only,
              0.448%** 09/15/27(f)........................................   $    218
   20,804   Vendee Mortgage Trust,
              Series 1998-3, Class 1, Interest only,
              0.307%** 03/15/29(f)........................................        180
                                                                             --------
                                                                                7,551
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 0.6%
      104     10.000% 05/01/05-09/01/18...................................        109
      466     8.500% 01/01/06-09/01/20....................................        506
       97     8.000% 08/01/07-09/01/09....................................        104
       13     7.500% 08/01/08.............................................         14
      112     9.000% 05/01/09-12/01/16....................................        122
      521     9.500% 04/01/18-01/01/29....................................        580
        0++   7.000% 08/01/29.............................................          0++
                                                                             --------
                                                                                1,435
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 3.7%
      259     10.000% 10/01/06-04/01/20...................................        277
       16     8.250% 04/01/09.............................................         17
       44     7.500% 06/01/09.............................................         46
       33     8.000% 06/01/09.............................................         35
       75     8.500% 12/01/11-02/01/17....................................         80
    5,019     6.565% 07/01/16.............................................      5,734
      193     9.000% 12/01/16-09/01/24....................................        212
    1,595     9.500% 04/01/20-08/01/21....................................      1,771
       68     3.214%** 08/01/36...........................................         70
                                                                             --------
                                                                                8,242
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 1.3%
       17     9.500% 01/15/04-02/15/06....................................         18
       72     10.000% 03/15/04-11/15/20...................................         79
        9     9.000% 06/15/07.............................................         10
       64     7.000% 02/15/09-06/15/23....................................         69
      598     8.500% 10/15/09-02/20/29....................................        654
      131     6.000% 12/15/10.............................................        138
       18     13.000% 02/15/11-04/15/11...................................         23
      973     8.000% 11/15/14-07/15/29....................................      1,059
       38     11.000% 11/15/15-10/20/20...................................         42
      110     10.500% 01/15/18-04/15/21...................................        125
      783     7.500% 04/15/22-12/15/25....................................        843
                                                                             --------
                                                                                3,060
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $19,457)..............................................     20,288
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 28.8%
            FEDERAL FARM CREDIT BANK (FFCB) -- 2.0%
 $    500     2.500% 11/15/05.............................................   $    509
    4,000     2.500% 03/15/06(a)..........................................      4,060
                                                                             --------
                                                                                4,569
                                                                             --------
            FEDERAL HOME LOAN BANK (FHLB) -- 4.6%
    1,750     2.125% 12/15/04.............................................      1,767
    1,500     5.125% 03/06/06.............................................      1,613
    1,000     3.750% 08/15/07.............................................      1,036
    2,500     5.800% 09/02/08.............................................      2,803
      750     4.500% 11/15/12(a)..........................................        757
    2,750     3.875% 06/14/13(a)..........................................      2,634
                                                                             --------
                                                                               10,610
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 5.3%
       71     6.775% 11/01/03.............................................         71
    2,500     3.875% 02/15/05.............................................      2,586
    1,250     5.750% 03/15/09.............................................      1,397
    6,450     5.750% 01/15/12##...........................................      7,163
      750     6.750% 03/15/31.............................................        890
                                                                             --------
                                                                               12,107
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 15.3%
    6,600     7.000% 07/15/05(a)..........................................      7,239
    6,000     2.875% 10/15/05(a)..........................................      6,148
      500     5.250% 06/15/06(a)..........................................        542
    7,000     5.250% 01/15/09##...........................................      7,663
    3,000     6.625% 11/15/10(a)..........................................      3,509
      600     4.375% 09/15/12(a)..........................................        604
    1,500     7.250% 05/15/30(a)..........................................      1,876
    6,300     6.625% 11/15/30##...........................................      7,382
                                                                             --------
                                                                               34,963
                                                                             --------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 1.3%
    2,750     5.250% 03/15/06(a)..........................................      2,972
                                                                             --------
            TENNESSEE VALLEY AUTHORITY -- 0.3%
      650     4.700% 07/15/33.............................................        586
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $63,501)..............................................     65,807
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 54.2%
            U.S. TREASURY NOTES -- 21.2%
 $ 13,000     2.125% 10/31/04##...........................................   $ 13,145
    8,000     1.750% 12/31/04##...........................................      8,061
   25,300     4.625% 05/15/06(a)..........................................     27,154
                                                                             --------
                                                                               48,360
                                                                             --------
            U.S. TREASURY STRIPS -- 33.0%
   21,000   Interest only,
              4.389%*** 11/15/13##........................................     13,531
    1,500   Interest only,
              5.419%*** 05/15/23..........................................        525
      500   Principal only,
              1.168%*** 05/15/05..........................................        491
    9,450   Principal only,
              1.438%*** 08/15/05##........................................      9,200
   22,000   Principal only,
              2.047%*** 11/15/06(a).......................................     20,642
   21,000   Principal only,
              2.938%*** 11/15/08##........................................     18,084
    5,000   Principal only,
              5.369%*** 08/15/29..........................................      1,269
    6,000   TIGR Receipts,
              2.668%*** 02/15/08(a).......................................      5,343
   12,000   TIGR Receipts,
              4.939%*** 05/15/17..........................................      6,173
                                                                             --------
                                                                               75,258
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $121,662).............................................    123,618
                                                                             --------
            SHORT TERM INVESTMENTS -- 1.7%
              (Cost $3,991)
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 1.7%
    4,000     Discount note 11/26/03......................................      3,994
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Government Securities Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 34.0%
              (Cost $77,725)
   77,725   Nations Cash Reserves, Capital Class Shares#..................   $ 77,725
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $293,699*)..................................     130.9%   298,879
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (30.9)%
            Cash..........................................................   $     28
            Receivable for investment securities sold.....................      5,426
            Receivable for Fund shares sold...............................        271
            Dividends receivable..........................................          9
            Interest receivable...........................................      1,896
            Receivable from investment advisor............................          1
            Receivable for variation margin...............................        165
            Unrealized appreciation on swap contracts.....................        854
            Unrealized depreciation on swap contracts.....................        (32)
            Collateral on securities loaned...............................    (61,559)
            Payable for Fund shares redeemed..............................       (364)
            Investment advisory fee payable...............................        (74)
            Administration fee payable....................................        (31)
            Shareholder servicing and distribution fees payable...........        (56)
            Distributions payable.........................................       (345)
            Payable for investment securities purchased...................    (16,497)
            Accrued Trustees' fees and expenses...........................        (68)
            Accrued expenses and other liabilities........................       (229)
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (70,605)
                                                                             --------
            NET ASSETS..........................................     100.0%  $228,274
                                                                             ========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment income..............   $   (333)
            Accumulated net realized loss on investments sold, swaps,
              futures contracts and options...............................     (3,824)
            Net unrealized appreciation of investments, swaps and futures
              contracts...................................................      7,569
            Paid-in capital...............................................    224,862
                                                                             --------
            NET ASSETS....................................................   $228,274
                                                                             ========

                                                                               VALUE
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($118,407,220 / 11,056,768 shares outstanding)..............     $10.71
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($55,560,587 / 5,195,417 shares outstanding)................     $10.69
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................     $11.22

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($52,057,965 / 4,860,897 shares outstanding)................     $10.71
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($2,248,013 / 210,519 shares outstanding)...................     $10.68
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 ++Amount represents less than $500 principal amount and/or $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $61,559.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $59,143 and $59,886, respectively.

 (f)
   Restricted security.

ABBREVIATIONS:

TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

Nations Intermediate Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.1%
            Investment in Nations Master Investment Trust, Intermediate
              Bond Master Portfolio*......................................   $736,462
                                                                             --------
            TOTAL INVESTMENTS...................................     100.1%   736,462
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.1)%
            Receivable for Fund shares sold...............................   $  1,243
            Payable for Fund shares redeemed..............................     (1,397)
            Administration fee payable....................................       (102)
            Shareholder servicing and distribution fees payable...........        (23)
            Accrued Trustees' fees and expenses...........................        (48)
            Accrued expenses and other liabilities........................       (117)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................       (444)
                                                                             --------
            NET ASSETS..........................................     100.0%  $736,018
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    376
            Accumulated net realized gain on investments sold.............      8,637
            Net unrealized appreciation of investments....................     21,519
            Paid-in capital...............................................    705,486
                                                                             --------
            NET ASSETS....................................................   $736,018
                                                                             ========
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($684,454,819 / 68,521,759 shares outstanding)..............      $9.99
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($31,720,394 / 3,165,991 shares outstanding)................     $10.02
                                                                             ========

            Maximum sales charge..........................................      3.25%
            Maximum offering price per share..............................     $10.36

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($13,590,190 / 1,363,064 shares outstanding)................      $9.97
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($6,252,583 / 563,444 shares outstanding)...................     $11.10
                                                                             ========

---------------

*The financial statements of the Intermediate Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

&The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 10.8%
            ASSET-BACKED -- AUTO LOANS -- 3.2%
$   2,505   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    2,598
    3,000   Americredit Automobile Receivables Trust, Series 2003-AM,
              Class A2A,
              1.670% 10/06/06.............................................        3,001
    5,631   ANRC Auto Owner Trust, Series 2001-A, Class A3,
              3.760% 10/17/05.............................................        5,664
    4,000   BMW Vehicle Owner Trust, Series 2003-A, Class A3,
              1.940% 02/25/07.............................................        4,025
    3,056   Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................        3,128
    2,500   Capital Auto Receivables Asset Trust, Series 2003-2, Class
              A2B,
              1.140%** 05/16/05...........................................        2,499
    2,500   Capital Auto Receivables Asset Trust, Series 2003-2, Class B,
              1.400%** 01/15/09...........................................        2,499
    5,000   Capital Auto Receivables Asset Trust, Series 2003-3, Class
              A1B,
              1.170% 01/16/06.............................................        4,999
    3,000   Daimler Chrysler Auto Trust, Series 2003-A, Class A2,
              1.520% 12/08/05.............................................        3,006
    3,350   First Security Auto Owner Trust, Series 2000-1, Class B,
              7.700% 12/17/07.............................................        3,393
    6,610   Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        7,000
    8,000   Ford Credit Auto Owner Trust, Series 2003-B, Class A3B,
              1.170%** 01/15/07...........................................        8,000
      892   Harley-Davidson Motorcycle Trust, Series 2003-2, Class B,
              1.890% 02/15/11.............................................          893
    2,478   Harley-Davidson Motorcycle Trust, Series 2003-s, Class A1,
              1.340% 01/15/08.............................................        2,478
    3,425   Honda Auto Receivables Owner Trust, Series 2002-3, Class A3,
              3.000% 05/18/06.............................................        3,475
    3,000   Honda Auto Receivables Owner Trust, Series 2003-1, Class A3,
              1.920% 11/20/06.............................................        3,019
    4,000   Honda Auto Receivables Owner Trust, Series 2003-2, Class A3,
              1.690% 02/21/07.............................................        4,006
      668   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................          682

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- AUTO LOANS -- (CONTINUED)
$     530   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-2, Class B,
              5.750% 06/15/07.............................................   $      540
    1,400   Nissan Auto Receivables Owner Trust, Series 2003-A, Class A2,
              1.450% 05/16/05.............................................        1,401
    5,000   Nissan Auto Receivables Owner Trust, Series 2003-B, Class A2,
              1.200% 11/15/05.............................................        4,995
    5,000   Toyota Auto Receivables Owner Trust, Series 2003-A, Class A2,
              1.280% 08/15/05.............................................        4,997
                                                                             ----------
                                                                                 76,298
                                                                             ----------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 3.8%
    2,089   Bank One Issuance Trust, Series 2002-A4, Class A4,
              2.940% 06/16/08.............................................        2,135
    4,250   Bank One Issuance Trust, Series 2003-B2, Class B2,
              1.350%** 02/17/09...........................................        4,248
    4,450   Capital One Master Trust, Series 2002-3A, Class B,
              4.550% 02/15/08.............................................        4,597
    5,750   Chase Credit Card Master Trust, Series 1996-4, Class B,
              1.470%** 07/15/06...........................................        5,752
   13,000   Chase Credit Card Master Trust, Series 2000-1, Class C,
              1.850%** 06/15/07...........................................       13,043
    5,000   Chase Credit Card Master Trust, Series 2001-3, Class B,
              1.460%** 09/15/06...........................................        5,003
    4,100   Citibank Credit Card Issuance Trust, Series 2002-A3, Class A3,
              4.400% 05/15/07.............................................        4,287
    2,500   Discover Card Master Trust I, Series 2001-4, Class A,
              1.210%** 10/16/06...........................................        2,500
   25,000   First USA Credit Card Master Trust, Series 1999-1, Class B,
              1.520%** 10/19/06##.........................................       25,020
    4,675   MBNA Credit Card Master Note Trust, Series 2001-C3, Class C3,
              6.550% 12/15/08.............................................        5,051
    7,000   MBNA Master Credit Card Trust, Series 1998-F, Class A,
              1.240%** 02/15/08...........................................        7,009
    1,530   MBNA Master Credit Card Trust, Series 1999-M, Class C,
              7.450% 04/16/07.............................................        1,615
    8,250   MBNA Master Credit Card Trust, Series 2000-K, Class C,
              1.920%** 03/17/08...........................................        8,247

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- (CONTINUED)
$   4,000   Standard Credit Card Master Trust, Series 1993-2, Class B,
              6.150% 10/07/04.............................................   $    4,000
                                                                             ----------
                                                                                 92,507
                                                                             ----------
            ASSET-BACKED -- HOME EQUITY LOANS -- 2.5%
    4,859   Ameriquest Finance NIM Trust, Series 2003-N10A,
              1.380%** 08/25/08...........................................        4,859
    1,454   Block Mortgage Finance Inc., Series 1997-2, Class A6,
              1.330%** 05/25/27...........................................        1,454
      246   Bombardier Capital Mortgage Securitization,
              Series 1998-A, Class A3,
              6.230% 04/15/28.............................................          249
    1,061   Contimortgage Home Equity Loan Trust, Series 1996-4, Class A9,
              6.880% 01/15/28.............................................        1,061
    4,658   Countrywide Asset-Backed Certificates,
              Series 2003-3, Class 2A1,
              1.240%** 05/25/18...........................................        4,657
    4,334   First Alliance Mortgage Loan Trust, Series 1994-2, Class A1,
              7.625% 07/25/25.............................................        4,332
    1,108   First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24.............................................        1,138
    4,323   Indyman Nim Trust SPMD, Series 2002, Class B,
              1.500%** 11/25/32...........................................        4,326
    2,744   Long Beach Mortgage Loan Trust, Series 2003-4, Class AV2,
              1.190%** 08/25/33...........................................        2,744
    2,459   Merrill Lynch Mortgage Investors, Inc., Series 2002-HE1N,
              Class N1,
              1.720%** 11/25/09...........................................        2,459
    5,048   Oakwood Mortgage Investors Inc., Series 2002-B, Class A1,
              1.350%** 05/15/13...........................................        5,009
    1,046   Residential Asset Securities Corporation,
              Series 2001-KS2, Class AI3,
              5.751% 03/25/27.............................................        1,052
   12,875   Residential Asset Securities Corporation,
              Series 2002-KS1, Class AI3,
              4.988% 02/25/27.............................................       13,044
       96   Residential Asset Securities Corporation,
              Series 2002-KS2, Class AI1,
              1.260%** 11/25/17...........................................           96
    2,508   Residential Asset Securities Corporation,
              Series 2002-KS4, Class AI1,
              1.240%** 04/25/17...........................................        2,508

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ASSET-BACKED -- HOME EQUITY LOANS -- (CONTINUED)
$   4,926   Residential Asset Securities Corporation,
              Series 2003-KS7, Class AI1,
              1.240%** 04/25/19...........................................   $    4,945
    1,297   Saxon Asset Securities Trust, Series 1998-1, Class MF1,
              7.050% 12/25/27.............................................        1,326
    4,817   Structured Asset Investment Loan Trust, Series 2003-BC7, Class
              1A1,
              1.250%** 07/25/33...........................................        4,813
                                                                             ----------
                                                                                 60,072
                                                                             ----------
            ASSET-BACKED -- OTHER -- 1.3%
    3,000   Caterpillar Financial Asset Trust, Series 2003-A, Class A2,
              1.250% 10/25/05.............................................        3,000
   14,880   CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................       15,462
    3,351   Connecticut RRB Special Purpose Trust CL&P-1,
              Series 2001-1, Class A2,
              5.360% 03/30/07.............................................        3,465
   10,000   Oncor Electric Delivery Transition Bond Company,
              Series 2003-1, Class A1,
              2.260% 02/15/09.............................................       10,009
                                                                             ----------
                                                                                 31,936
                                                                             ----------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $259,894).............................................      260,813
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 25.5%
            AEROSPACE AND DEFENSE -- 0.3%
      487   Boeing Company,
              5.125% 02/15/13(a)..........................................          495
      290   General Dynamics Corporation,
              4.500% 08/15/10.............................................          300
    3,782   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        4,422
    2,200   Raytheon Company,
              5.375% 04/01/13.............................................        2,267
                                                                             ----------
                                                                                  7,484
                                                                             ----------
            AUTOMOTIVE -- 1.9%
    7,908   Daimler Chrysler,
              4.050% 06/04/08.............................................        7,828
    4,898   Delphi Corporation,
              6.125% 05/01/04.............................................        4,992
    8,769   Ford Motor Company,
              7.450% 07/16/31.............................................        8,087
    1,491   Ford Motor Credit Company,
              5.800% 01/12/09.............................................        1,503
    2,817   Ford Motor Credit Company,
              7.375% 10/28/09.............................................        3,003
      646   Ford Motor Credit Company,
              7.375% 02/01/11.............................................          679

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$   4,263   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................   $    4,514
    2,782   General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        2,888
    3,628   General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        3,727
    1,659   General Motors Corporation,
              8.250% 07/15/23.............................................        1,735
    6,966   Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................        7,001
                                                                             ----------
                                                                                 45,957
                                                                             ----------
            BEVERAGES -- 0.4%
    2,856   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        3,003
    6,046   Cadbury Schweppes,
              5.125% 10/01/13(+)..........................................        6,133
                                                                             ----------
                                                                                  9,136
                                                                             ----------
            BROADCASTING AND CABLE -- 1.1%
    1,400   AOL Time Warner Inc.,
              6.150% 05/01/07.............................................        1,538
    2,742   AOL Time Warner Inc.,
              6.875% 05/01/12.............................................        3,077
    5,525   AOL Time Warner Inc.,
              7.625% 04/15/31.............................................        6,280
      128   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................          139
    3,633   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        4,181
    1,682   Cox Communications, Inc., Class A,
              5.500% 10/01/15.............................................        1,719
    1,261   Cox Enterprises, Inc.,
              4.375% 05/01/08(+)..........................................        1,294
      665   Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................          664
    2,159   Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        3,009
    1,740   Time Warner Inc.,
              8.110% 08/15/06.............................................        1,985
    1,220   Viacom Inc., Class B,
              6.625% 05/15/11(a)..........................................        1,395
      741   Viacom Inc., Class B,
              7.875% 07/30/30.............................................          926
                                                                             ----------
                                                                                 26,207
                                                                             ----------
            CHEMICALS -- BASIC -- 0.2%
    1,994   Dow Chemical Company,
              6.125% 02/01/11.............................................        2,130
    1,375   Dow Chemical Company,
              7.375% 11/01/29.............................................        1,529
    1,218   Eastman Chemical Company,
              3.250% 06/15/08.............................................        1,188
                                                                             ----------
                                                                                  4,847
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 0.3%
$   2,108   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................   $    2,153
    1,989   Praxair, Inc.,
              4.750% 07/15/07.............................................        2,106
    2,325   Praxair, Inc.,
              6.500% 03/01/08.............................................        2,638
                                                                             ----------
                                                                                  6,897
                                                                             ----------
            COMMERCIAL BANKING -- 4.9%
    4,193   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        4,250
   10,812   Bank One Corporation,
              6.000% 08/01/08.............................................       12,055
   10,394   Citigroup Inc.,
              7.250% 10/01/10.............................................       12,312
    2,760   Citigroup Inc.,
              6.000% 02/21/12.............................................        3,053
    1,988   City National Bank,
              5.125% 02/15/13.............................................        2,005
    2,999   FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................        3,311
    4,151   Golden West Financial Corporation,
              4.750% 10/01/12.............................................        4,239
    7,008   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        8,028
    2,805   Key Bank N.A.,
              7.000% 02/01/11.............................................        3,270
    2,861   Mellon Funding Corporation,
              4.875% 06/15/07.............................................        3,072
    2,167   Mellon Funding Corporation,
              6.700% 03/01/08.............................................        2,477
    7,096   National City Bank,
              4.625% 05/01/13.............................................        7,150
    2,246   PNC Funding Corporation,
              7.000% 09/01/04.............................................        2,366
    5,628   PNC Funding Corporation,
              5.750% 08/01/06.............................................        6,124
    5,292   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        5,876
      193   Regions Financial Corporation,
              6.375% 05/15/12.............................................          217
    2,158   Regions Financial Corporation,
              7.750% 09/15/24.............................................        2,668
    1,561   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................        1,567
        4   State Street Corporation,
              7.650% 06/15/10.............................................            5
       18   SunTrust Banks, Inc.,
              5.050% 07/01/07.............................................           20
    6,752   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        7,666
    9,277   Wachovia Corporation,
              4.950% 11/01/06.............................................       10,004
    6,302   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................        6,856

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$     175   Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................   $      178
    6,312   Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        6,824
                                                                             ----------
                                                                                115,593
                                                                             ----------
            COMPUTER SERVICES -- 0.0%+
      758   Electronic Data Systems Corporation,
              6.000% 08/01/13(+)..........................................          729
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
        7   International Business Machines Corporation,
              4.750% 11/29/12.............................................            7
    2,037   International Business Machines Corporation,
              6.500% 01/15/28(a)..........................................        2,247
      756   International Business Machines Corporation,
              5.875% 11/29/32.............................................          772
    3,679   Pitney Bowes Inc.,
              4.625% 10/01/12.............................................        3,729
                                                                             ----------
                                                                                  6,755
                                                                             ----------
            CONGLOMERATES -- 0.2%
    5,056   Waste Management, Inc.,
              7.375% 08/01/10.............................................        5,910
                                                                             ----------
            CONSUMER CREDIT AND MORTGAGES -- 0.7%
    1,887   American Express Company,
              3.750% 11/20/07.............................................        1,944
    1,470   American Express Credit Corporation,
              3.000% 05/16/08.............................................        1,453
    2,090   American General Finance, MTN, Series H,
              2.750% 06/15/08.............................................        2,025
   10,093   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................       10,875
                                                                             ----------
                                                                                 16,297
                                                                             ----------
            CONSUMER SERVICES -- 0.0%+
      569   Monsanto Company,
              4.000% 05/15/08.............................................          577
                                                                             ----------
            DEPARTMENT AND DISCOUNT STORES -- 0.5%
      535   Kohl's Corporation,
              6.000% 01/15/33.............................................          552
    1,320   Target Corporation,
              5.375% 06/15/09.............................................        1,440
    3,112   Target Corporation,
              5.875% 03/01/12.............................................        3,434
    4,057   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................        4,422

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
$      80   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................   $       84
    2,600   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        2,626
                                                                             ----------
                                                                                 12,558
                                                                             ----------
            DIVERSIFIED ELECTRONICS -- 0.2%
    5,951   First Data Corporation,
              4.700% 08/01/13.............................................        5,981
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    2,108   General Electric Company,
              5.000% 02/01/13.............................................        2,161
      831   The Scotts Company, Class A,
              8.625% 01/15/09.............................................          877
                                                                             ----------
                                                                                  3,038
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.4%
    1,804   Appalachian Power Company, Series G,
              3.600% 05/15/08.............................................        1,797
    4,308   Cinergy Corporation,
              6.250% 09/01/04.............................................        4,476
      912   Dominion Resources, Inc.,
              5.000% 03/15/13.............................................          914
      727   Ohio Edison Company,
              4.000% 05/01/08(+)..........................................          719
    1,416   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................        1,483
                                                                             ----------
                                                                                  9,389
                                                                             ----------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
    1,118   Duquesne Light Company,
              6.700% 04/15/12.............................................        1,262
      365   Energy East Corporation,
              6.750% 06/15/12.............................................          407
    2,626   FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11.............................................        2,740
    1,740   FirstEnergy Corporation,
              Series C,
              7.375% 11/15/31.............................................        1,781
      150   Kansas Gas & Electric Company,
              7.600% 12/15/03.............................................          150
    4,322   Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        4,678
    2,327   Southern Power Company,
              Series B,
              6.250% 07/15/12.............................................        2,554
    3,516   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................        3,799
                                                                             ----------
                                                                                 17,371
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ENERGY -- MISCELLANEOUS -- 0.5%
$     553   New York State Electric & Gas,
              5.750% 05/01/23.............................................   $      526
    3,631   Nisource Finance Corporation,
              5.400% 07/15/14.............................................        3,685
    7,344   Progress Energy, Inc.,
              6.050% 04/15/07.............................................        7,988
                                                                             ----------
                                                                                 12,199
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.5%
    6,484   Pioneer Natural Resources Company,
              6.500% 01/15/08.............................................        7,019
    5,487   XTO Energy, Inc.,
              7.500% 04/15/12.............................................        6,104
                                                                             ----------
                                                                                 13,123
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 1.7%
    3,808   Associates Corporation of North America,
              6.950% 11/01/18.............................................        4,489
    2,752   CIT Group Inc.,
              7.375% 04/02/07.............................................        3,154
      255   General Electric Capital Corporation, MTN, Series A,
              5.375% 03/15/07.............................................          277
      800   General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08 (a).........................................          837
   11,014   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................       12,429
    4,336   Household Finance Corporation,
              5.875% 02/01/09(a)..........................................        4,755
    1,907   Household Finance Corporation,
              6.375% 11/27/12.............................................        2,116
    2,133   Household Finance Corporation,
              7.350% 11/27/32.............................................        2,514
    1,743   International Lease Finance Corporation,
              4.500% 05/01/08.............................................        1,814
    2,226   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................        2,241
    2,700   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        2,972
    2,306   National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................        2,861
                                                                             ----------
                                                                                 40,459
                                                                             ----------
            FOOD AND DRUG STORES -- 0.4%
    6,630   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        7,686
      663   The Kroger Company,
              6.800% 04/01/11.............................................          758
      804   The Kroger Company,
              6.750% 04/15/12.............................................          908
                                                                             ----------
                                                                                  9,352
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- 0.5%
$   2,777   Cardinal Health, Inc.,
              6.750% 02/15/11.............................................   $    3,224
    6,769   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        7,475
    1,213   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................        1,357
                                                                             ----------
                                                                                 12,056
                                                                             ----------
            HEAVY MACHINERY -- 0.2%
    4,968   Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................        5,425
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.1%
    2,292   Proctor & Gamble Company,
              4.750% 06/15/07.............................................        2,457
                                                                             ----------
            INSURANCE -- 1.1%
      162   Allstate Financial Global Funding,
              7.125% 09/26/05@(a).........................................          179
    1,168   Hartford Life, Inc.,
              7.375% 03/01/31.............................................        1,370
      990   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................          987
    2,213   Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................        2,138
      938   Metlife, Inc.,
              5.375% 12/15/12.............................................          976
    2,114   Metlife, Inc.,
              6.500% 12/15/32.............................................        2,269
      934   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................          995
    4,754   Principal Life Global,
              6.250% 02/15/12@............................................        5,281
    1,557   Progressive Corporation,
              6.250% 12/01/32.............................................        1,657
    6,773   Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................        7,684
    1,605   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................        1,601
    1,095   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13@............................................        1,071
                                                                             ----------
                                                                                 26,208
                                                                             ----------
            INTEGRATED OIL -- 0.3%
    7,032   USX Corporation,
              6.650% 02/01/06.............................................        7,750
                                                                             ----------
            INVESTMENT SERVICES -- 2.8%
    6,076   Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        6,261
      704   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................          769
    3,452   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        3,781

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$   1,200   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................   $    1,241
    4,619   Goldman Sachs Group, Inc.,
              6.875% 01/15/11.............................................        5,311
    5,858   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        6,631
      808   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................          864
    5,732   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        5,901
    4,530   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        5,178
    1,351   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        1,628
    5,640   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................        6,239
    2,538   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        2,522
    2,717   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        2,757
    9,009   Morgan Stanley,
              6.750% 04/15/11.............................................       10,294
    4,203   Morgan Stanley,
              6.600% 04/01/12.............................................        4,744
       51   Morgan Stanley,
              5.300% 03/01/13.............................................           53
    2,557   Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................        2,895
                                                                             ----------
                                                                                 67,069
                                                                             ----------
            MEDICAL DEVICES AND
              SUPPLIES -- 0.1%
    1,763   Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................        1,840
                                                                             ----------
            METALS AND MINING -- 0.2%
    3,385   Alcoa Inc.,
              7.375% 08/01/10(a)..........................................        4,020
                                                                             ----------
            NATURAL GAS DISTRIBUTION -- 0.4%
    7,799   CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................        8,762
                                                                             ----------
            NATURAL GAS PIPELINES -- 0.6%
    8,333   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        8,889
    3,991   Teppco Partners, LP,
              7.625% 02/15/12.............................................        4,703
                                                                             ----------
                                                                                 13,592
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.1%
    1,210   Valero Energy Corporation,
              6.875% 04/15/12.............................................        1,350
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- 0.4%
$   2,246   Champion International Corporation,
              7.350% 11/01/25.............................................   $    2,488
    1,993   International Paper Company,
              5.850%** 10/30/12...........................................        2,121
    1,705   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        1,921
    2,950   MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        3,516
                                                                             ----------
                                                                                 10,046
                                                                             ----------
            PHARMACEUTICALS -- 0.0%+
    1,040   Pharmacia Corporation,
              6.600% 12/01/28.............................................        1,196
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.5%
    2,386   Gannett Company, Inc.,
              6.375% 04/01/12.............................................        2,706
    2,485   Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................        2,926
      647   News America Holdings,
              9.250% 02/01/13.............................................          846
    3,650   News America Holdings,
              8.150% 10/17/36.............................................        4,489
      166   News America Inc.,
              6.625% 01/09/08(a)..........................................          186
      840   News America Inc.,
              6.550% 03/15/33.............................................          879
                                                                             ----------
                                                                                 12,032
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.5%
    4,184   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        4,841
    7,836   FedEx Corporation,
              6.625% 02/12/04.............................................        7,978
                                                                             ----------
                                                                                 12,819
                                                                             ----------
            REAL ESTATE -- 0.2%
    3,525   EOP Operating LP,
              7.000% 07/15/11.............................................        4,014
      567   ERP Operating LP,
              5.200% 04/01/13.............................................          579
                                                                             ----------
                                                                                  4,593
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
    2,311   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        2,497
    2,464   Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................        2,518
                                                                             ----------
                                                                                  5,015
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 2.0%
      757   AT&T Corporation,
              7.800% 11/15/11.............................................          875
      526   AT&T Corporation,
              8.500%** 11/15/31...........................................          623

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   1,330   AT&T Wireless Services Inc.,
              8.125% 05/01/12(a)..........................................   $    1,579
    1,232   AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................        1,524
       38   BellSouth Corporation,
              5.000% 10/15/06.............................................           41
    4,726   BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        5,056
    1,082   Citizens Communications Company,
              9.250% 05/15/11.............................................        1,379
      548   Citizens Communications Company,
              9.000% 08/15/31.............................................          722
    3,656   Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................        4,367
    1,003   Pacific Bell,
              7.125% 03/15/26.............................................        1,164
    2,283   SBC Communications Inc.,
              6.250% 03/15/11.............................................        2,550
    1,009   Sprint Capital Corporation,
              6.125% 11/15/08.............................................        1,089
    5,223   Sprint Capital Corporation,
              8.375% 03/15/12(a)..........................................        6,161
    3,977   Sprint Capital Corporation,
              8.750% 03/15/32.............................................        4,726
      238   Verizon Florida Inc.,
              Series F,
              6.125% 01/15/13.............................................          260
      159   Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................          191
    5,537   Verizon New England Inc.,
              6.500% 09/15/11.............................................        6,234
    9,157   Verizon Pennsylvania Inc.,
              Series A,
              5.650% 11/15/11.............................................        9,807
                                                                             ----------
                                                                                 48,348
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $578,379).............................................      614,437
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 3.4%
            BROADCASTING AND CABLE -- 0.0%+
      529   Rogers Cable Inc.,
              6.250% 06/15/13.............................................          528
                                                                             ----------
            BUILDING MATERIALS -- 0.2%
    3,687   Hanson Overseas BV,
              6.750% 09/15/05.............................................        3,989
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.0%+
      754   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................          750
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- 0.2%
$     479   Korea Development Bank,
              7.250% 05/15/06.............................................   $      533
    3,657   Scotland International Finance,
              4.250% 05/23/13@(a).........................................        3,533
                                                                             ----------
                                                                                  4,066
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 0.1%
    1,451   Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................        1,405
                                                                             ----------
            FOOD PRODUCTS -- 0.4%
    2,435   Unilever Capital Corporation,
              6.875% 11/01/05.............................................        2,679
    5,906   Unilever Capital Corporation,
              7.125% 11/01/10.............................................        6,998
                                                                             ----------
                                                                                  9,677
                                                                             ----------
            INTEGRATED OIL -- 0.7%
    4,830   Conoco Funding Company,
              6.350% 10/15/11.............................................        5,458
      147   PEMEX Finance Ltd.,
              5.720% 11/15/03.............................................          148
      473   PEMEX Project Funding Master Trust,
              7.875%** 02/01/09...........................................          537
    1,020   PEMEX Project Funding Master Trust,
              7.375% 12/15/14(a)..........................................        1,097
    6,193   PEMEX Project Funding Master Trust,
              8.625%** 02/01/22(a)........................................        6,905
    1,751   Petro-Canada,
              4.000% 07/15/13.............................................        1,646
                                                                             ----------
                                                                                 15,791
                                                                             ----------
            METALS AND MINING -- 0.2%
    1,144   Alcan Inc.,
              6.450% 03/15/11.............................................        1,294
    1,394   Alcan Inc.,
              7.250% 03/15/31.............................................        1,650
    1,593   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................        1,623
                                                                             ----------
                                                                                  4,567
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.1%
    3,371   Thomson Corporation,
              5.250% 08/15/13.............................................        3,502
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.2%
    3,339   Canadian National Railway Company,
              6.900% 07/15/28.............................................        3,777
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.3%
    1,726   British Telecommunications, plc,
              8.375%** 12/15/10...........................................        2,124
      774   British Telecommunications, plc,
              8.875%** 12/15/30...........................................        1,015

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$   7,508   Deutsche Telecom International Finance BV,
              5.250% 07/22/13.............................................   $    7,588
    3,285   Deutsche Telekom International Finance BV,
              8.750% 06/15/30.............................................        4,167
    4,756   France Telecom SA,
              9.000%** 03/01/11...........................................        5,810
    3,522   France Telecom SA,
              9.750% 03/01/31.............................................        4,702
    7,873   Telus Corporation,
              7.500% 06/01/07.............................................        8,852
                                                                             ----------
                                                                                 34,258
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $79,545)..............................................       82,310
                                                                             ----------
            MORTGAGE-BACKED SECURITIES -- 35.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.9%
    4,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class A3,
              1.520% 05/15/07.............................................        3,995
    2,000   Chase Manhattan Auto Owner Trust, Series 2003-A, Class CTFS,
              2.040% 12/15/09.............................................        1,986
    5,305   Freddie Mac,
              Series 2360, Class CH,
              6.500% 08/15/30.............................................        5,391
    5,469   Freddie Mac,
              Series 2399, Class XQ,
              6.500% 12/15/27.............................................        5,492
    8,573   Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................        8,687
   12,365   Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................       12,555
   14,506   Freddie Mac,
              Series 2457, Class PB,
              6.500% 01/15/26.............................................       14,535
    4,807   Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................        4,814
   65,070   GMAC Commercial Mortgage Securities Inc.,
              Series 1997-C1, Class X,
              Interest only,
              1.643%** 07/15/27...........................................        3,797
   67,736   JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4,
              Class X, Interest only,
              1.283%** 12/26/28...........................................        2,255

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- (CONTINUED)
$  87,203   Merrill Lynch Mortgage Investors, Inc.,
              Series 1998-C3, Interest only,
              1.113%** 12/15/30...........................................   $    3,391
    4,170   Salomon Brothers Mortgage Securities VII, Series 2002-CDCA,
              Class A1,
              1.400%** 11/15/13@..........................................        4,168
                                                                             ----------
                                                                                 71,066
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
              CERTIFICATES -- 2.2%
        4     9.000% 01/01/05.............................................            5
    4,000     5.500% 07/15/06(a)..........................................        4,363
      108     8.000% 11/01/09-04/01/10....................................          116
      619     8.500% 11/01/26.............................................          672
   45,997     6.500% 11/01/32##...........................................       48,029
                                                                             ----------
                                                                                 53,185
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 24.0%
      122     8.250% 03/25/06.............................................          127
    4,339     4.625% 10/15/13(a)..........................................        4,386
      506     6.000% 09/01/16.............................................          528
  151,134     5.000% 03/01/18(d)..........................................      154,819
      199     10.000% 09/01/18............................................          224
  258,816     6.500% 08/25/29-09/01/33##..................................      268,974
    8,590     6.500% 07/01/32.............................................        8,954
  137,920     5.000% 05/01/33(d)..........................................      137,920
      161     3.214%** 08/01/36...........................................          167
                                                                             ----------
                                                                                576,099
                                                                             ----------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 6.8%
      400     8.500% 12/15/05-02/15/25....................................          439
    1,614     8.000% 11/15/07-05/15/17....................................        1,706
       17     9.500% 06/15/09-09/15/09....................................           18
       18     13.000% 01/15/11-02/15/11...................................           23
    6,688     7.000% 10/01/11-01/15/30....................................        7,120
    7,070     7.500% 12/15/23-07/20/28....................................        7,580
  140,775     5.500% 12/01/32(d)..........................................      144,295
                                                                             ----------
                                                                                161,181
                                                                             ----------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $859,780).............................................      861,531
                                                                             ----------
CONTRACTS
---------
            PURCHASED OPTIONS -- 0.0%+
       15(x) Call option on interest rate swap,
              Expiring on 10/10/2003. If exercised, Citibank pays fixed
              (4.078%) and receives 3 month EURIBOR, Swap expires on
              10/14/2013..................................................           30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
CONTRACTS                                                                       (000)
----------------------------------------------------------------------------------------
            PURCHASED OPTIONS -- (CONTINUED)
       15(x) Call option on interest rate swap, Expiring on 10/10/2003. If exercised, Citibank receives fixed (4.131%) and pays 3 month
              LIBOR, Swap expires on 10/15/2013...........................           13
                                                                             ----------
            TOTAL PURCHASED OPTIONS
              (Cost $266).................................................           43
                                                                             ----------
PRINCIPAL
 AMOUNT
  (000)
--------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 2.5%
$   4,904   Government of Canada,
              5.250% 11/05/08.............................................        5,423
    5,494   Hellenic Republic,
              6.950% 03/04/08.............................................        6,343
       66   Ontario (Province of),
              7.000% 08/04/05.............................................           72
      353   Quebec (Province of),
              6.125% 01/22/11.............................................          400
    5,926   Quebec (Province of),
              7.500% 09/15/29.............................................        7,518
    3,908   Region of Lombardy,
              5.804% 10/25/32.............................................        4,110
    5,300   Republic of Argentina,
              Series 2031,
              12.000%** 06/19/31(a)(b)....................................        1,367
    1,649   Republic of Chile,
              5.500% 01/15/13.............................................        1,715
    9,162   Republic of Italy,
              6.000% 02/22/11.............................................       10,374
    2,599   Republic of Italy,
              6.875% 09/27/23.............................................        3,104
    1,168   Republic of Korea,
              8.875% 04/15/08.............................................        1,433
    6,985   United Mexican States,
              8.375% 01/14/11.............................................        8,313
    3,678   United Mexican States,
              6.375% 01/16/13.............................................        3,880
    6,995   United Mexican States,
              7.500% 04/08/33.............................................        7,310
                                                                             ----------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $57,305)..............................................       61,362
                                                                             ----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 11.6%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 0.6%
   10,000     2.375% 10/01/04.............................................       10,109
    4,655     2.500% 03/15/06.............................................        4,726
                                                                             ----------
                                                                                 14,835
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FEDERAL HOME LOAN BANK (FHLB) -- 2.2%
$  22,000     3.250% 08/15/05(a)..........................................   $   22,673
   12,890     5.125% 03/06/06(a)..........................................       13,860
    8,145     5.800% 09/02/08.............................................        9,133
    6,500     3.875% 06/14/13(a)..........................................        6,225
                                                                             ----------
                                                                                 51,891
                                                                             ----------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 3.7%
    5,000     3.875% 02/15/05.............................................        5,172
   11,000     2.375% 04/15/06(a)..........................................       11,101
    4,500     4.875% 03/15/07.............................................        4,856
   23,200     5.125% 10/15/08(a)..........................................       25,270
   11,634     5.750% 03/15/09(a)..........................................       13,006
   23,000     4.500% 01/15/13(a)..........................................       23,268
    5,000     6.750% 03/15/31(a)..........................................        5,935
                                                                             ----------
                                                                                 88,608
                                                                             ----------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 4.7%
   34,000     2.875% 10/15/05(a)..........................................       34,840
   22,285     5.250% 06/15/06(a)..........................................       24,171
   30,249     5.250% 01/15/09##...........................................       33,112
   16,612     4.375% 09/15/12(a)..........................................       16,735
    5,817     7.250% 05/15/30(a)..........................................        7,275
                                                                             ----------
                                                                                116,133
                                                                             ----------
            TENNESSEE VALLEY AUTHORITY -- 0.4%
   10,000     4.700% 07/15/33.............................................        9,014
                                                                             ----------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $274,582).............................................      280,481
                                                                             ----------
            U.S. TREASURY OBLIGATIONS -- 8.1%
            U.S. TREASURY NOTES -- 2.3%
   40,000   2.125% 10/31/04##.............................................       40,447
   14,100   2.000% 08/31/05(a)............................................       14,252
                                                                             ----------
                                                                                 54,699
                                                                             ----------
            U.S. TREASURY STRIPS -- 5.8%
   40,000   Interest only,
              4.389%*** 11/15/13##........................................       25,773
   79,000   Principal only,
              2.047%*** 11/15/06(a).......................................       74,129
   76,500   TIGR Receipts,
              4.939%*** 05/15/17(a).......................................       39,351
                                                                             ----------
                                                                                139,253
                                                                             ----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $191,319).............................................      193,952
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)

                                                                                VALUE
 SHARES                                                                         (000)
----------------------------------------------------------------------------------------
            WARRANTS -- 0.0%+
              (Cost $0)
    2,898   Solutia Inc.,
              Expire 07/15/09!!(h)........................................   $       21
                                                                             ----------
 SHARES
  (000)
--------
            INVESTMENT COMPANIES -- 29.9%
    1,677   Nations Convertible Securities Fund, Primary A Class
              Shares@@....................................................       25,712
   12,598   High Yield Portfolio@@........................................      119,943
  574,854   Nations Cash Reserves, Capital Class Shares#,##...............      574,854
                                                                             ----------
            TOTAL INVESTMENT COMPANIES
              (Cost $716,462).............................................      720,509
                                                                             ----------
            TOTAL INVESTMENTS
              (Cost $3,017,532*)................................     127.7%   3,075,459
                                                                             ----------
CONTRACTS
--------
            WRITTEN OPTIONS -- (0.0)%+ (Premium $(287))
      (15)(x) Call option on interest rate swap, Expiring on
              10/10/2003. If exercised, Deutsche Bank pays fixed
              (4.131%) and receives 3 month LIBOR, Swap expires
              on 10/15/2013.....................................   $   (13)
                                                                               VALUE
                                                                               (000)
----------------------------------------------------------------------------------------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (27.7)%
            Cash..........................................................   $      601
            Foreign cash (cost $58).......................................           59
            Unrealized appreciation on forward foreign exchange
              contracts...................................................        6,668
            Receivable for investment securities sold.....................           55
            Receivable for Fund shares sold...............................        5,302
            Dividends receivable..........................................        1,282
            Interest receivable...........................................       19,154
            Unrealized appreciation on swap contracts.....................        6,137
            Unrealized depreciation on forward foreign exchange
              contracts...................................................       (8,681)
            Unrealized depreciation on swap contracts.....................       (4,098)
            Variation margin/due to broker................................       (1,118)
            Written options, at value (premium $287)......................          (13)
            Collateral on securities loaned...............................     (244,405)
            Payable for Fund shares redeemed..............................       (3,608)
            Investment advisory fee payable...............................         (779)
            Administration fee payable....................................         (433)
            Shareholder servicing and distribution fees payable...........          (24)
            Distributions payable.........................................       (6,735)
            Payable for investment securities purchased...................     (435,119)
            Accrued Trustees' fees and expenses...........................          (92)
            Accrued expenses and other liabilities........................         (467)
                                                                             ----------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................     (666,314)
                                                                             ----------
            NET ASSETS..........................................             $2,409,145
                                                                     100.0%  ==========
            NET ASSETS CONSIST OF:
                                                                             $    6,469
            Undistributed net investment income...........................
            Accumulated net realized loss on investments sold, swaps,           (11,400)
              currency contracts, futures contracts and options...........
            Net unrealized appreciation of investments, swaps, currency          62,413
              contracts, futures contracts and options....................
                                                                              2,351,663
            Paid-in capital...............................................
                                                                             ----------
            NET ASSETS....................................................   $2,409,145
                                                                             ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Bond Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                                VALUE
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($2,350,264,559 / 234,096,411 shares outstanding)...........       $10.04
                                                                             ==========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($40,415,065) / 4,028,448 shares outstanding)...............       $10.03
                                                                             ==========

            Maximum sales charge..........................................        3.25%
            Maximum offering price per share..............................       $10.37

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($15,949,447 / 1,589,214 shares outstanding)................       $10.04
                                                                             ==========

            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($2,516,259 / 250,807 shares outstanding)...................       $10.03
                                                                             ==========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $244,405.

 ##All or a portion of security segregated as collateral for swaps, swaptions, TBA and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $233,549 and $238,669, respectively.

 (b)
   Issue in default.

 (d)
   TBA-Securities purchased on a forward commitment basis.

 (h)
   Fair valued security.

 (x)
   1 contract = $1,000,000 notional amount.

ABBREVIATIONS:

MTN  --   Medium Term Note
TIGR --   Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 1.1%
            ASSET-BACKED -- AUTO LOANS -- 0.8%
$    750    AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $    778
      94    Capital Auto Receivables Asset Trust, Series 2002-2, Class
              CTFS,
              4.180% 10/15/07.............................................         96
     200    Ford Credit Auto Owner Trust, Series 2002-B, Class B,
              5.180% 10/16/06.............................................        212
     485    Ford Credit Auto Owner Trust, Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................        492
     382    Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................        390
                                                                             --------
                                                                                1,968
                                                                             --------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 0.1%
     226    American Express Credit Account Master, Series 2003-4, Class
              A,
              1.690% 01/15/09.............................................        223
                                                                             --------
            ASSET-BACKED -- HOME EQUITY
              LOANS -- 0.0%+
      34    First Plus Home Loan Trust, Series 1998-2, Class M1,
              7.220% 05/10/24.............................................         35
                                                                             --------
            ASSET-BACKED -- OTHER -- 0.2%
     420    CIT Equipment Collateral, Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................        436
                                                                             --------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $2,597)...............................................      2,662
                                                                             --------
            CORPORATE BONDS AND NOTES -- 14.0%
            AEROSPACE AND DEFENSE -- 0.2%
     108    Boeing Company,
              5.125% 02/15/13.............................................        110
      19    General Dynamics Corporation,
              4.500% 08/15/10.............................................         20
     204    Northrop Grumman Corporation,
              7.125% 02/15/11.............................................        238
     125    Raytheon Company,
              5.375% 04/01/13.............................................        129
                                                                             --------
                                                                                  497
                                                                             --------
            AUTOMOTIVE -- 1.2%
     443    Daimler Chrysler,
              4.050% 06/04/08.............................................        438
     124    Delphi Corporation,
              6.125% 05/01/04.............................................        126

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$    399    Ford Motor Company,
              7.450% 07/16/31.............................................   $    368
     106    Ford Motor Credit Company,
              5.800% 01/12/09.............................................        107
     222    Ford Motor Credit Company,
              7.375% 10/28/09.............................................        237
     250    Ford Motor Credit Company,
              7.375% 02/01/11.............................................        263
     256    General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................        271
     166    General Motors Acceptance Corporation,
              6.875% 09/15/11.............................................        172
     219    General Motors Acceptance Corporation,
              8.000% 11/01/31.............................................        225
      79    General Motors Corporation,
              8.250% 07/15/23.............................................         83
     400    Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................        402
                                                                             --------
                                                                                2,692
                                                                             --------
            BEVERAGES -- 0.2%
     176    Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33.............................................        185
     370    Cadbury Schweppes,
              5.125% 10/01/13@............................................        375
                                                                             --------
                                                                                  560
                                                                             --------
            BROADCASTING AND CABLE -- 0.7%
     211    AOL Time Warner Inc.,
              6.150% 05/01/07.............................................        232
      50    AOL Time Warner Inc.,
              6.875% 05/01/12.............................................         56
     366    AOL Time Warner Inc.,
              7.625% 04/15/31.............................................        415
      18    Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................         20
     226    Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................        260
     130    Cox Communications, Inc., Class A,
              5.500% 10/01/15.............................................        133
      67    Cox Enterprises, Inc.,
              4.375% 05/01/08@............................................         69
      40    Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................         40
     135    Tele-Communications, Inc., Class A,
              9.875% 06/15/22.............................................        188
      11    Time Warner Inc.,
              8.110% 08/15/06.............................................         13
      22    Viacom Inc., Class B,
              6.625% 05/15/11.............................................         25
      59    Viacom Inc., Class B,
              7.875% 07/30/30.............................................         74
                                                                             --------
                                                                                1,525
                                                                             --------
            CHEMICALS -- BASIC -- 0.1%
      92    Dow Chemical Company,
              6.125% 02/01/11.............................................         98

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- (CONTINUED)
$     68    Dow Chemical Company,
              7.375% 11/01/29.............................................   $     76
      69    Eastman Chemical Company,
              3.250% 06/15/08.............................................         67
                                                                             --------
                                                                                  241
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.1%
     115    E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................        118
     101    Praxair, Inc.,
              4.750% 07/15/07.............................................        107
      32    Praxair, Inc.,
              6.500% 03/01/08.............................................         36
                                                                             --------
                                                                                  261
                                                                             --------
            COMMERCIAL BANKING -- 2.7%
     223    AmSouth Bank N.A.,
              4.850% 04/01/13.............................................        226
     623    Bank One Corporation,
              6.000% 08/01/08.............................................        694
     621    Citigroup Inc.,
              7.250% 10/01/10.............................................        735
     167    Citigroup Inc.,
              6.000% 02/21/12.............................................        185
      41    City National Bank,
              5.125% 02/15/13.............................................         41
     157    FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................        173
     223    Golden West Financial Corporation,
              4.750% 10/01/12.............................................        228
     345    J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................        395
     122    Key Bank N.A.,
              7.000% 02/01/11.............................................        142
      70    Mellon Funding Corporation,
              4.875% 06/15/07.............................................         75
      40    Mellon Funding Corporation,
              6.700% 03/01/08.............................................         46
     418    National City Bank,
              4.625% 05/01/13.............................................        421
      94    PNC Funding Corporation,
              7.000% 09/01/04.............................................         99
     156    PNC Funding Corporation,
              5.750% 08/01/06.............................................        170
     125    Popular North America Inc.,
              4.250% 04/01/08.............................................        129
     114    Popular North America Inc., MTN, Series E,
              6.125% 10/15/06.............................................        127
      70    Regions Financial Corporation,
              7.750% 09/15/24.............................................         87
      32    SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         32
     187    U.S. Bancorp,
              5.100% 07/15/07.............................................        202
     358    US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................        406
     473    Wachovia Corporation,
              4.950% 11/01/06.............................................        510

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$    210    Washington Mutual, Inc.,
              5.625% 01/15/07.............................................   $    228
     600    Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................        609
     334    Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................        361
                                                                             --------
                                                                                6,321
                                                                             --------
            COMPUTER SERVICES -- 0.0%+
      46    Electronic Data Systems Corporation,
              6.000% 08/01/13@............................................         44
                                                                             --------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.2%
      39    International Business Machines Corporation,
              4.750% 11/29/12.............................................         40
     122    International Business Machines Corporation,
              6.500% 01/15/28.............................................        135
      17    International Business Machines Corporation,
              5.875% 11/29/32.............................................         17
     194    Pitney Bowes Inc.,
              4.625% 10/01/12.............................................        197
                                                                             --------
                                                                                  389
                                                                             --------
            CONGLOMERATES -- 0.1%
     139    Waste Management, Inc.,
              7.375% 08/01/10.............................................        162
                                                                             --------
            CONSUMER CREDIT AND
              MORTGAGES -- 0.4%
     102    American Express Company,
              3.750% 11/20/07.............................................        105
      78    American Express Credit Corporation,
              3.000% 05/16/08.............................................         77
     118    American General Finance, MTN, Series H,
              2.750% 06/15/08.............................................        114
     541    Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................        583
                                                                             --------
                                                                                  879
                                                                             --------
            CONSUMER SERVICES -- 0.0%+
      30    Monsanto Company,
              4.000% 05/15/08.............................................         30
                                                                             --------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.2%
      11    Kohl's Corporation,
              6.000% 01/15/33.............................................         11
      40    Target Corporation,
              5.375% 06/15/09.............................................         44
     135    Target Corporation,
              5.875% 03/01/12.............................................        149

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES -- (CONTINUED)
$    166    Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................   $    181
     142    Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................        143
                                                                             --------
                                                                                  528
                                                                             --------
            DIVERSIFIED ELECTRONICS -- 0.2%
     352    First Data Corporation,
              4.700% 08/01/13.............................................        354
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      37    General Electric Company,
              5.000% 02/01/13.............................................         38
                                                                             --------
            ELECTRIC POWER -- NON NUCLEAR -- 0.2%
      95    Appalachian Power Company,
              Series G,
              3.600% 05/15/08.............................................         95
     242    Cinergy Corporation,
              6.250% 09/01/04.............................................        251
      55    Dominion Resources, Inc.,
              5.000% 03/15/13.............................................         55
      38    Ohio Edison Company,
              4.000% 05/01/08+()..........................................         38
     106    Pepco Holdings, Inc.,
              3.750% 02/15/06.............................................        108
       9    Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................          9
                                                                             --------
                                                                                  556
                                                                             --------
            ELECTRIC POWER -- NUCLEAR -- 0.3%
      68    Duquesne Light Company,
              6.700% 04/15/12.............................................         77
      23    Energy East Corporation,
              6.750% 06/15/12.............................................         26
     147    FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11.............................................        153
     118    FirstEnergy Corporation,
              Series C,
              7.375% 11/15/31.............................................        121
     190    Southern Company Capital Funding, Series A,
              5.300% 02/01/07.............................................        205
      58    Southern Power Company,
              Series B,
              6.250% 07/15/12.............................................         64
      90    Virginia Electric and Power Company, Series A,
              5.375% 02/01/07.............................................         97
                                                                             --------
                                                                                  743
                                                                             --------
            ENERGY -- MISCELLANEOUS -- 0.3%
      29    New York State Electric & Gas,
              5.750% 05/01/23.............................................         28
     223    Nisource Finance Corporation,
              5.400% 07/15/14.............................................        226

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            ENERGY -- MISCELLANEOUS -- (CONTINUED)
$    374    Progress Energy, Inc.,
              6.050% 04/15/07.............................................   $    407
                                                                             --------
                                                                                  661
                                                                             --------
            FINANCE -- MISCELLANEOUS -- 1.0%
     228    Associates Corporation of North America,
              6.950% 11/01/18.............................................        269
     155    CIT Group Inc.,
              7.375% 04/02/07.............................................        178
     614    General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32.............................................        692
     193    Household Finance Corporation,
              5.875% 02/01/09.............................................        212
     120    Household Finance Corporation,
              6.375% 11/27/12.............................................        133
     150    Household Finance Corporation,
              7.350% 11/27/32.............................................        177
      89    International Lease Finance Corporation,
              4.500% 05/01/08.............................................         93
     136    National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................        137
     140    National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................        154
     142    National Rural Utilities Cooperative Finance Corporation, MTN,
              Series C,
              8.000% 03/01/32.............................................        176
                                                                             --------
                                                                                2,221
                                                                             --------
            FOOD AND DRUG STORES -- 0.2%
     335    Fred Meyer, Inc.,
              7.450% 03/01/08.............................................        388
      33    The Kroger Company,
              6.800% 04/01/11.............................................         38
      40    The Kroger Company,
              6.750% 04/15/12.............................................         45
                                                                             --------
                                                                                  471
                                                                             --------
            HEALTH SERVICES -- 0.2%
     143    Cardinal Health, Inc.,
              6.750% 02/15/11.............................................        166
     330    Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................        364
      42    Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................         47
                                                                             --------
                                                                                  577
                                                                             --------
            HEAVY MACHINERY -- 0.1%
     239    Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................        261
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            HOUSEHOLD PRODUCTS -- 0.0%+
$     63    Proctor & Gamble Company,
              4.750% 06/15/07.............................................   $     68
                                                                             --------
            INSURANCE -- 0.6%
      73    Hartford Life, Inc.,
              7.375% 03/01/31.............................................         86
      59    Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33.............................................         59
     127    Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................        123
      99    Metlife, Inc.,
              5.375% 12/15/12.............................................        103
     101    Metlife, Inc.,
              6.500% 12/15/32.............................................        108
      44    Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         47
     244    Principal Life Global,
              6.250% 02/15/12@............................................        270
      32    Progressive Corporation,
              6.250% 12/01/32.............................................         34
     198    Prudential Financial, Inc.,
              Series B, MTN,
              4.500% 07/15/13.............................................        193
     199    Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................        226
      78    The Hartford Financial Services
              Group, Inc.,
              2.375% 06/01/06.............................................         78
      68    The Hartford Financial Services
              Group, Inc.,
              4.625% 07/15/13@............................................         67
                                                                             --------
                                                                                1,394
                                                                             --------
            INTEGRATED OIL -- 0.1%
     246    USX Corporation,
              6.650% 02/01/06.............................................        271
                                                                             --------
            INVESTMENT SERVICES -- 1.7%
     305    Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................        314
     168    Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................        184
     121    Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................        133
      86    Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         89
     302    Goldman Sachs Group, Inc.,
              6.875% 01/15/11.............................................        347
     301    Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................        341
      87    Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         93
     327    Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................        337
     248    Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................        283
     144    Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................        174

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$    245    Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................   $    271
     223    Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................        222
     154    Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................        156
     451    Morgan Stanley,
              6.750% 04/15/11.............................................        515
     229    Morgan Stanley,
              6.600% 04/01/12.............................................        258
     148    Morgan Stanley,
              5.300% 03/01/13.............................................        153
     159    Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................        180
                                                                             --------
                                                                                4,050
                                                                             --------
            MEDICAL DEVICES AND SUPPLIES -- 0.1%
     200    Becton, Dickinson and Company,
              4.550% 04/15/13.............................................        201
     105    Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................        110
                                                                             --------
                                                                                  311
                                                                             --------
            METALS AND MINING -- 0.1%
     181    Alcoa Inc.,
              7.375% 08/01/10.............................................        215
                                                                             --------
            NATURAL GAS DISTRIBUTION -- 0.2%
     469    CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................        527
                                                                             --------
            NATURAL GAS PIPELINES -- 0.2%
     169    Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................        180
     244    Teppco Partners, LP,
              7.625% 02/15/12.............................................        288
                                                                             --------
                                                                                  468
                                                                             --------
            OIL REFINING AND MARKETING -- 0.0%+
      66    Valero Energy Corporation,
              6.875% 04/15/12.............................................         74
                                                                             --------
            PAPER AND FOREST PRODUCTS -- 0.3%
     132    Champion International Corporation,
              7.350% 11/01/25.............................................        146
     118    International Paper Company,
              5.850%** 10/30/12...........................................        126
     100    MeadWestvaco Corporation,
              6.850% 04/01/12.............................................        113
     174    MeadWestvaco Corporation,
              8.200% 01/15/30.............................................        207
                                                                             --------
                                                                                  592
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            PHARMACEUTICALS -- 0.1%
$    150    Pharmacia Corporation,
              6.600% 12/01/28.............................................   $    173
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.3%
     127    Gannett Company, Inc.,
              6.375% 04/01/12.............................................        144
      80    Knight-Ridder, Inc.,
              7.125% 06/01/11.............................................         94
      49    News America Holdings,
              9.250% 02/01/13.............................................         64
     204    News America Holdings,
              8.150% 10/17/36.............................................        251
      64    News America Inc.,
              6.550% 03/15/33.............................................         67
                                                                             --------
                                                                                  620
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.3%
     212    Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................        245
     372    FedEx Corporation,
              6.625% 02/12/04.............................................        379
                                                                             --------
                                                                                  624
                                                                             --------
            REAL ESTATE -- 0.1%
     180    EOP Operating LP,
              7.000% 07/15/11.............................................        205
      27    ERP Operating LP,
              5.200% 04/01/13.............................................         28
                                                                             --------
                                                                                  233
                                                                             --------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.1%
     120    Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................        130
      98    Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................        100
                                                                             --------
                                                                                  230
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 1.2%
      46    AT&T Corporation,
              7.800% 11/15/11.............................................         53
      32    AT&T Corporation,
              8.500%** 11/15/31...........................................         38
      69    AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................         82
      80    AT&T Wireless Services Inc.,
              8.750% 03/01/31.............................................         99
     312    BellSouth Telecommunications Inc.,
              6.375% 06/01/28.............................................        334
      52    Citizens Communications Company,
              9.250% 05/15/11.............................................         66

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$     26    Citizens Communications Company,
              9.000% 08/15/31.............................................   $     34
     187    Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................        223
      61    Pacific Bell,
              7.125% 03/15/26.............................................         71
     132    SBC Communications Inc.,
              6.250% 03/15/11.............................................        147
      27    Sprint Capital Corporation,
              6.125% 11/15/08.............................................         29
     307    Sprint Capital Corporation,
              8.375% 03/15/12.............................................        362
     249    Sprint Capital Corporation,
              8.750% 03/15/32.............................................        296
     172    Verizon Global Funding Corporation,
              7.750% 12/01/30.............................................        207
     478    Verizon New England Inc.,
              6.500% 09/15/11.............................................        539
     116    Verizon Pennsylvania Inc.,
              Series A,
              5.650% 11/15/11.............................................        124
                                                                             --------
                                                                                2,704
                                                                             --------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $31,491)..............................................     32,565
                                                                             --------
            FOREIGN BONDS AND NOTES -- 1.9%
            BROADCASTING AND CABLE -- 0.0%+
      30    Rogers Cable Inc.,
              6.250% 06/15/13.............................................         30
                                                                             --------
            BUILDING MATERIALS -- 0.1%
     137    Hanson Overseas BV,
              6.750% 09/15/05.............................................        148
                                                                             --------
            CHEMICALS -- SPECIALTY -- 0.0%+
      15    Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         15
                                                                             --------
            COMMERCIAL BANKING -- 0.1%
     224    Scotland International Finance,
              4.250% 05/23/13+()..........................................        216
                                                                             --------
            DIVERSIFIED MANUFACTURING -- 0.0%+
      87    Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................         84
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            FOOD PRODUCTS -- 0.2%
$     66    Unilever Capital Corporation,
              6.875% 11/01/05.............................................   $     73
     383    Unilever Capital Corporation,
              7.125% 11/01/10.............................................        453
                                                                             --------
                                                                                  526
                                                                             --------
            INTEGRATED OIL -- 0.3%
     259    Conoco Funding Company,
              6.350% 10/15/11.............................................        293
     337    PEMEX Project Funding Master Trust,
              8.625%** 02/01/22...........................................        376
     101    Petro-Canada,
              4.000% 07/15/13.............................................         95
                                                                             --------
                                                                                  764
                                                                             --------
            METALS AND MINING -- 0.1%
      87    Alcan Inc.,
              6.450% 03/15/11.............................................         98
      82    Alcan Inc.,
              7.250% 03/15/31.............................................         97
      84    BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         86
                                                                             --------
                                                                                  281
                                                                             --------
            PUBLISHING AND ADVERTISING -- 0.1%
     204    Thomson Corporation,
              5.250% 08/15/13.............................................        212
                                                                             --------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.1%
     175    Canadian National Railway Company,
              6.900% 07/15/28.............................................        198
                                                                             --------
            TELECOMMUNICATIONS SERVICES -- 0.9%
      91    British Telecommunications, plc,
              8.375%** 12/15/10...........................................        112
      43    British Telecommunications, plc,
              8.875%** 12/15/30...........................................         56
     373    Deutsche Telecom International
              Finance BV,
              5.250% 07/22/13.............................................        377
     249    Deutsche Telekom International
              Finance BV,
              8.750% 06/15/30.............................................        316
     311    France Telecom SA,
              9.000%** 03/01/11...........................................        380
     190    France Telecom SA,
              9.750% 03/01/31.............................................        254
     486    Telus Corporation,
              7.500% 06/01/07.............................................        547
                                                                             --------
                                                                                2,042
                                                                             --------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $4,462)...............................................      4,516
                                                                             --------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 20.9%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.6%
$    452    Freddie Mac,
              Series 2420, Class EC,
              6.500% 03/15/30.............................................   $    458
     648    Freddie Mac,
              Series 2434, Class PN,
              6.500% 05/15/29.............................................        659
     248    Freddie Mac,
              Series 2458, Class PC,
              6.500% 02/15/26.............................................        248
   2,654    Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.113%** 12/15/30...........................................        103
                                                                             --------
                                                                                1,468
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 17.7%
     150      4.625% 10/15/13(a)..........................................        152
  10,070      5.000% 03/01/18(d)..........................................     10,315
     381      6.500% 08/25/29.............................................        387
   3,034      6.500% 12/01/31##...........................................      3,162
   4,220      6.500% 05/01/32.............................................      4,399
   2,613      6.500% 01/01/33##...........................................      2,724
   9,545      5.000% 05/01/33(d)..........................................      9,545
  10,030      6.500% 09/01/33##...........................................     10,431
                                                                             --------
                                                                               41,115
                                                                             --------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 2.6%
   4,483      5.500% 12/01/32(d)..........................................      4,595
   1,325      5.500% 12/01/32(d)..........................................      1,358
                                                                             --------
                                                                                5,953
                                                                             --------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $48,168)..............................................     48,536
                                                                             --------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 12.0%
   5,000    Federal Republic of Brazil,
              2.188%** 04/15/12...........................................      4,015
   1,250    Federal Republic of Brazil,
              12.750% 01/15/20............................................      1,338
     250    Federal Republic of Brazil,
              10.125% 05/15/27............................................        224
      99    Government of Canada,
              5.250% 11/05/08.............................................        109
     154    Hellenic Republic,
              6.950% 03/04/08.............................................        178
 250,000(i) Hungary Government Bond,
              Series 08/O,
              6.250% 06/12/08.............................................      1,093
     400    Malaysia,
              7.500% 07/15/11.............................................        479
     356    Quebec (Province of),
              7.500% 09/15/29.............................................        452

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
$    101    Region of Lombardy,
              5.804% 10/25/32.............................................   $    106
   2,279    Republic of Argentina,
              Series 2031,
              12.000%** 06/19/31(b).......................................        588
   1,847    Republic of Brazil,
              8.000% 04/15/14.............................................      1,686
     300    Republic of Bulgaria,
              8.250% 01/15/15@............................................        343
      46    Republic of Chile,
              5.500% 01/15/13.............................................         48
     868    Republic of Colombia,
              9.750% 04/09/11.............................................        966
     300    Republic of Colombia,
              10.750% 01/15/13............................................        336
     100    Republic of Ecuador,
              12.000% 11/15/12@...........................................         83
     800    Republic of Ecuador,
              (7.000%) due 08/15/30
              8.000% beginning 08/15/04...................................        500
     269    Republic of Italy,
              6.000% 02/22/11.............................................        305
     149    Republic of Italy,
              6.875% 09/27/23.............................................        178
      29    Republic of Korea,
              8.875% 04/15/08.............................................         36
     500    Republic of Panama,
              9.625% 02/08/11.............................................        571
     752    Republic of Peru,
              5.000%** 03/07/17...........................................        686
   1,200    Republic of Philippines,
              8.875% 04/15/08.............................................      1,319
     200    Republic of Philippines,
              10.625% 03/16/25............................................        231
   5,000(j) Republic of South Africa,
              10.000% 02/28/08............................................        751
     500    Republic of South Africa,
              7.375% 04/25/12.............................................        568
     500    Republic of Turkey,
              12.375% 06/15/09............................................        586
     750    Republic of Turkey,
              11.500% 01/23/12............................................        849
   4,800    Russian Federation,
              (5.000%) due 03/31/30
              7.500% beginning 03/31/07...................................      4,535
     182    United Mexican States,
              8.375% 01/14/11.............................................        217
     206    United Mexican States,
              6.375% 01/16/13.............................................        217
   2,050    United Mexican States,
              11.500% 05/15/26............................................      3,005
     555    United Mexican States,
              7.500% 04/08/33.............................................        580

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- (CONTINUED)
$    550    United Mexican States,
              Series A,
              9.875% 02/01/10.............................................   $    701
                                                                             --------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $25,911)..............................................     27,879
                                                                             --------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 7.7%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 0.1%
     280      2.500% 03/15/06.............................................        284
                                                                             --------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 0.7%
     775      5.125% 03/06/06.............................................        834
     490      5.800% 09/02/08.............................................        549
     140      3.875% 06/14/13(a)..........................................        134
                                                                             --------
                                                                                1,517
                                                                             --------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 2.9%
   1,500      3.875% 02/15/05.............................................      1,552
     700      2.375% 04/15/06.............................................        706
     500      4.875% 03/15/07.............................................        540
   1,400      5.125% 10/15/08(a)..........................................      1,525
     700      5.750% 03/15/09(a)..........................................        783
   1,400      4.500% 01/15/13(a)..........................................      1,416
     280      6.750% 03/15/31.............................................        332
                                                                             --------
                                                                                6,854
                                                                             --------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 3.1%
   2,100      2.875% 10/15/05(a)..........................................      2,152
   1,400      5.250% 06/15/06(a)..........................................      1,519
   1,725      5.250% 01/15/09.............................................      1,888
     990      4.375% 09/15/12(a)..........................................        997
     380      7.250% 05/15/30(a)..........................................        475
                                                                             --------
                                                                                7,031
                                                                             --------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) -- 0.7%
   1,500      5.250% 03/15/06.............................................      1,621
                                                                             --------
            TENNESSEE VALLEY AUTHORITY -- 0.2%
     600      4.700% 07/15/33.............................................        541
                                                                             --------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $17,459)..............................................     17,848
                                                                             --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
--------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 12.8%
            U.S. TREASURY NOTES -- 0.5%
$  1,000    3.875% 02/15/13(a)............................................   $    999
     200    6.250% 08/15/23(a)............................................        234
                                                                             --------
                                                                                1,233
                                                                             --------
            U.S. TREASURY STRIPS -- 12.3%
   1,600    Interest only,
              4.389%*** 11/15/13..........................................      1,031
     800    Interest only,
              5.419%*** 05/15/23..........................................        280
     300    Principal only,
              1.858%*** 08/15/06(a).......................................        284
  15,200    Principal only,
              2.047%*** 11/15/06##........................................     14,263
  14,000    Principal only,
              2.938%*** 11/15/08##........................................     12,056
     750    Principal only,
              5.319%*** 11/15/21..........................................        290
   1,250    Principal only,
              5.369%*** 08/15/29..........................................        317
                                                                             --------
                                                                               28,521
                                                                             --------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $29,315)..............................................     29,754
                                                                             --------
            SHORT TERM INVESTMENTS -- 0.0%
              (Cost $50)
            U.S. TREASURY BILLS -- 0.0%
      50      Discount note 12/18/03......................................         50
                                                                             --------
 SHARES
 (000)
--------
            INVESTMENT COMPANIES -- 45.3%
   6,622    High Yield Portfolio@@........................................     63,053
  41,972    Nations Cash Reserves, Capital Class Shares#,##...............     41,972
                                                                             --------
            TOTAL INVESTMENT COMPANIES
              (Cost $106,996).............................................    105,025
                                                                             --------

                                                                               VALUE
                                                                               (000)
--------------------------------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $266,449*)..................................     115.7%  $268,835
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (15.7)%
            Cash..........................................................   $    122
            Foreign cash (cost $4)........................................          4
            Unrealized appreciation on forward foreign exchange
              contracts...................................................        417
            Receivable for Fund shares sold...............................        170
            Dividends receivable..........................................        504
            Interest receivable...........................................      1,434
            Unrealized appreciation on swap contracts.....................        126
            Unrealized depreciation on forward foreign exchange
              contracts...................................................       (574)
            Variation margin/due to broker................................        (49)
            Collateral on securities loaned...............................    (11,191)
            Payable for Fund shares redeemed..............................       (236)
            Investment advisory fee payable...............................        (76)
            Administration fee payable....................................        (42)
            Shareholder servicing and distribution fees payable...........        (41)
            Distributions payable.........................................       (715)
            Payable for investment securities purchased...................    (25,959)
            Accrued Trustees' fees and expenses...........................        (56)
            Accrued expenses and other liabilities........................       (238)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................    (36,400)
                                                                             --------
            NET ASSETS..........................................     100.0%  $232,435
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $  1,254
            Accumulated net realized loss on investments sold, swaps,
              currency
              contracts, futures contracts and options....................    (15,062)
            Net unrealized appreciation of investments, swaps, currency
              contracts and futures contracts.............................      2,164
            Paid-in capital...............................................    244,079
                                                                             --------
            NET ASSETS....................................................   $232,435
                                                                             ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

NATIONS FUNDS

Nations Strategic Income Fund

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($156,301,303 / 15,520,352 shares outstanding)..............     $10.07
                                                                             ========

            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($34,426,975 / 3,421,911 shares outstanding)................     $10.06
                                                                             ========

            Maximum sales charge..........................................      4.75%
            Maximum offering price per share..............................     $10.56

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($37,960,867 / 3,770,765 shares outstanding)................     $10.07
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($3,745,880 / 372,320 shares outstanding)...................     $10.06
                                                                             ========

---------------

 * Federal income tax information (see Note 12).

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 @@Mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 & The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 11). The portion that represents cash collateral is $11,191.

 ##All or a portion of security segregated as collateral for swaps, TBA and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $10,758 and $10,921, respectively.

 (b)
   Issue in default.

 (d)
   TBA -- Securities purchased on a forward commitment basis.

 (i)
   Principal amount denominated in Hungarian Forint.

 (j)
   Principal amount denominated in South African Rand.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations High Yield Bond Fund

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                                VALUE
                                                                                (000)
----------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 100.4%
            Investment in Nations Master Investment Trust, High Yield Bond
              Master Portfolio*...........................................   $1,087,573
                                                                             ----------
            TOTAL INVESTMENTS...................................     100.4%   1,087,573
                                                                             ----------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.4)%
            Receivable for Fund shares sold...............................   $    6,263
            Payable for Fund shares redeemed..............................      (10,305)
            Administration fee payable....................................         (160)
            Shareholder servicing and distribution fees payable...........         (194)
            Accrued Trustees' fees and expenses...........................          (33)
            Accrued expenses and other liabilities........................         (192)
                                                                             ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       (4,621)
                                                                             ----------
            NET ASSETS..........................................     100.0%  $1,082,952
                                                                             ==========
            NET ASSETS CONSIST OF:
            Distributions in excess of net investment income..............   $     (291)
            Accumulated net realized gain on investments sold.............        6,057
            Net unrealized appreciation of investments....................       63,913
            Paid-in capital...............................................    1,013,273
                                                                             ----------
            NET ASSETS....................................................   $1,082,952
                                                                             ==========


                                                                                VALUE
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($726,163,241 / 77,086,701 shares outstanding)..............        $9.42
                                                                             ==========

            INVESTOR A SHARES:
            Net asset value and redemption price per share ($163,023,022 /
              17,425,173 shares outstanding)..............................        $9.36
                                                                             ==========

                                                                                  4.75%
            Maximum sales charge..........................................
                                                                                  $9.83
            Maximum offering price per share..............................

            INVESTOR B SHARES:
            Net asset value and offering price per share&
              ($136,032,777 / 14,561,814 shares outstanding)..............        $9.34
                                                                             ==========

            INVESTOR C SHARES:
            Net asset value and offering price per share&
              ($57,733,004 / 6,203,718 shares outstanding)................        $9.31
                                                                             ==========

---------------

 *The financial statements of the High Yield Bond Master Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the High Yield Bond Fund's financial statements.

 &The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

                      [This page intentionally left blank]

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                                                     SHORT-
                                                                SHORT-TERM        INTERMEDIATE
                                                                  INCOME           GOVERNMENT
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       13,766     $        6,674
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $0, respectively)..........................              --                 --
Dividend income from affiliated funds.......................             338                374
Securities lending..........................................              42                 34
Allocated from portfolio:
Interest+...................................................              --                 --
Dividends (Net of foreign withholding taxes of $0, $0, $0,
  $0, $0, $0 and $2, respectively)+.........................              --                 --
Dividend income from affiliated funds+......................              --                 --
Securities lending+.........................................              --                 --
Expenses+...................................................              --                 --
                                                              --------------     --------------
    Total investment income.................................          14,146              7,082
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,560                724
Administration fee..........................................           1,144                530
Transfer agent fees.........................................             161                 83
Custodian fees..............................................              33                 15
Legal and audit fees........................................              44                 40
Registration and filing fees................................              42                 45
Trustees' fees and expenses.................................              10                 10
Printing expense............................................              25                 17
Other.......................................................               9                 --*
                                                              --------------     --------------
    Subtotal................................................           3,028              1,464
Shareholder servicing and distribution fees:
  Primary B Shares..........................................              --                 --*
  Investor A Shares.........................................             169                 59
  Investor B Shares.........................................              10                181
  Investor C Shares.........................................             252                 59
                                                              --------------     --------------
    Total expenses..........................................           3,459              1,763
Fees waived by investment advisor, administrator and/or
  distributor...............................................            (520)                --
Fees reduced by credits allowed by the custodian............              (4)                --*
Reimbursement from investment advisor.......................             (55)               (78)
                                                              --------------     --------------
    Net expenses............................................           2,880              1,685
                                                              --------------     --------------
NET INVESTMENT INCOME/(LOSS)................................          11,266              5,397
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................             (52)             3,254
  Swap contracts............................................             104                936
  Written options...........................................              --             (1,049)
  Futures contracts.........................................           1,057             (1,306)
  Foreign currency and net other assets.....................              37                 --
  Allocated from Portfolio:
  Security transactions+....................................              --                 --
  Foreign currency and net other assets+....................              --                 --
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................           1,146              1,835
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities (Note 13)......................................            (639)            (2,455)
  Swap contracts............................................              24               (321)
  Written options...........................................              --                 (9)
  Futures contracts.........................................          (1,259)               416
  Foreign currency and net other assets.....................              (8)                --
  Securities allocated from Portfolio (Note 13)+............              --                 --
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (1,882)            (2,369)
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......            (736)              (534)
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       10,530     $        4,863
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

 **Banc of America Capital Management, LLC has agreed to waive advisory fees related to Bond Fund's investment in Nations Convertible Securities Fund.

 + Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master
   Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

NATIONS FUNDS



  STATEMENTS OF OPERATIONS (CONTINUED)                           (UNAUDITED)


      GOVERNMENT      INTERMEDIATE                       STRATEGIC        HIGH YIELD
      SECURITIES          BOND             BOND            INCOME            BOND
--------------------------------------------------------------------------------------

    $        3,956   $           --   $       42,302   $        2,862   $           --
                --               --            8,207            2,747               --
               190               --            3,357              244               --
                18               --               78               14               --
                --           12,731               --               --           40,504
                --               --               --               --              231
                --              429               --               --              521
                --               59               --               --               91
                --           (1,748)              --               --           (2,918)
    --------------   --------------   --------------   --------------   --------------
             4,164           11,471           53,944            5,867           38,429
    --------------   --------------   --------------   --------------   --------------
               598               --            4,979              566               --
               268              632            2,738              249              856
                42              128              436               35              128
                15               --               76               10               --
                41               36               48               37               31
                27               37               30               26               38
                10               10               10               10               10
                16               13               33               20               20
                 9               --               11                2                9
    --------------   --------------   --------------   --------------   --------------
             1,026              856            8,361              955            1,092
                --               --               --               --               --
                73               41               55               42              186
               288               70               89              190              608
                14               31               14               19              256
    --------------   --------------   --------------   --------------   --------------
             1,401              998            8,519            1,206            2,142
              (171)              --              (50)**           (113)             --
                (1)              --               (2)              (1)              --
                (1)              --               --               --               --
    --------------   --------------   --------------   --------------   --------------
             1,228              998            8,467            1,092            2,142
    --------------   --------------   --------------   --------------   --------------
             2,936           10,473           45,477            4,775           36,287
    --------------   --------------   --------------   --------------   --------------
                23               --            7,239             (849)              --
               482               --            6,515              357               --
            (1,050)              --           (5,403)            (311)              --
            (1,311)              --           (5,501)             756               --
                --               --            2,995              202               --
                --            9,103               --               --            9,441
                --               --               --               --              175
    --------------   --------------   --------------   --------------   --------------
            (1,856)           9,103            5,845              155            9,616
    --------------   --------------   --------------   --------------   --------------
              (302)              --           12,157            4,706               --
              (230)              --            3,481              134               --
                (4)              --              (58)              (1)              --
             1,593               --            5,030              (30)              --
                --               --           (1,861)            (121)              --
                --           (4,696)              --               --           70,697
    --------------   --------------   --------------   --------------   --------------
             1,057           (4,696)          18,749            4,688           70,697
    --------------   --------------   --------------   --------------   --------------
              (799)           4,407           24,594            4,843           80,313
    --------------   --------------   --------------   --------------   --------------
    $        2,137   $       14,880   $       70,071   $        9,618   $      116,600
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                      SHORT-TERM INCOME
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       11,266     $       23,427
Net realized gain/(loss) on investments.....................           1,146             12,459
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (1,882)             9,425
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          10,530             45,311
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (9,547)           (19,160)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................          (1,339)            (3,177)
  Investor B Shares.........................................             (12)               (50)
  Investor C Shares.........................................            (313)            (1,040)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................          (3,604)            (2,256)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................            (609)              (388)
  Investor B Shares.........................................              (9)                (8)
  Investor C Shares.........................................            (239)              (188)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         129,058            324,557
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         123,916            343,601
NET ASSETS:
Beginning of period.........................................         978,537            634,936
                                                              --------------     --------------
End of period...............................................  $    1,102,453     $      978,537
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $           55     $           --
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.
 42

NATIONS FUNDS

      SHORT-INTERMEDIATE GOVERNMENT            GOVERNMENT SECURITIES
    ---------------------------------     --------------------------------
      SIX MONTHS                            SIX MONTHS
        ENDED                                 ENDED
       9/30/03           YEAR ENDED          9/30/03          YEAR ENDED
     (UNAUDITED)          3/31/03          (UNAUDITED)         3/31/03
--------------------------------------------------------------------------

    $        5,397     $       14,410     $        2,936    $        7,477
             1,835             22,763             (1,856)           14,599
            (2,369)            12,775              1,057            10,869
    --------------     --------------     --------------    --------------
             4,863             49,948              2,137            32,945

            (4,511)           (12,496)            (1,696)           (4,669)
                (1)                (4)                --                --
              (490)            (1,197)              (719)           (1,603)
              (240)              (529)              (495)           (1,143)
               (78)              (174)               (25)              (57)

            (5,781)           (11,344)                --                --
                (2)                (4)                --                --
              (682)            (1,151)                --                --
              (537)              (841)                --                --
              (183)              (257)                --                --
           (49,996)            32,600            (27,770)          (43,230)
    --------------     --------------     --------------    --------------
           (57,638)            54,551            (28,568)          (17,757)

           511,460            456,909            256,842           274,599
    --------------     --------------     --------------    --------------
    $      453,822     $      511,460     $      228,274    $      256,842
    ==============     ==============     ==============    ==============

    $           87     $           10     $         (333)   $         (334)
    ==============     ==============     ==============    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      INTERMEDIATE BOND
                                                              ---------------------------------
                                                                SIX MONTHS
                                                                  ENDED
                                                                 9/30/03           YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $       10,473     $       21,309
Net realized gain/(loss) on investments.....................              --                 --
Net realized gain/(loss) on investments allocated from
  Portfolio+................................................           9,103             10,750
Net change in unrealized appreciation/(depreciation) of
  investments...............................................              --                 --
Net change in unrealized appreciation/(depreciation) of
  investments allocated from Portfolio+.....................          (4,696)            28,591
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          14,880             60,650
Distributions to shareholders from net investment income:
  Primary A Shares..........................................          (9,823)           (19,190)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................            (423)            (1,521)
  Investor B Shares.........................................            (132)              (275)
  Investor C Shares.........................................             (53)               (89)
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --             (8,293)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --               (536)
  Investor B Shares.........................................              --               (150)
  Investor C Shares.........................................              --                (45)
Net increase/(decrease) in net assets from Fund share
  transactions..............................................         (15,584)           387,828
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................         (11,135)           418,379
NET ASSETS:
Beginning of period.........................................         747,153            328,774
                                                              --------------     --------------
End of period...............................................  $      736,018     $      747,153
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          376     $          334
                                                              ==============     ==============

---------------

+ Allocated from Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 44

NATIONS FUNDS

                 BOND                        STRATEGIC INCOME                   HIGH YIELD BOND
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/03         YEAR ENDED        9/30/03         YEAR ENDED        9/30/03         YEAR ENDED
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03
-------------------------------------------------------------------------------------------------------

    $       45,477   $       94,229   $        4,775   $        9,570   $       36,287   $       38,089
             5,845           44,496              155            2,907               --               --
                --               --               --               --            9,616           (3,486)
            18,749           85,938            4,688            1,785               --               --
                --               --               --               --           70,697            2,223
    --------------   --------------   --------------   --------------   --------------   --------------
            70,071          224,663            9,618           14,262          116,600           36,826

           (43,229)         (92,106)          (3,346)          (6,602)         (24,423)         (25,624)
                --               --               --               --               --               --
              (733)          (1,515)            (711)          (1,326)          (5,580)          (4,626)
              (229)            (510)            (654)          (1,536)          (4,118)          (6,402)
               (35)             (67)             (64)            (105)          (1,766)          (1,681)

           (15,339)         (43,274)              --               --             (169)              --
                --               --               --               --               --               --
              (268)            (734)              --               --              (39)              --
              (113)            (308)              --               --              (33)              --
               (18)             (40)              --               --              (14)              --
          (148,625)         144,741           18,327          (13,211)         317,138          381,141
    --------------   --------------   --------------   --------------   --------------   --------------
          (138,518)         230,850           23,170           (8,518)         397,596          379,634

         2,547,663        2,316,813          209,265          217,783          685,356          305,722
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,409,145   $    2,547,663   $      232,435   $      209,265   $    1,082,952   $      685,356
    ==============   ==============   ==============   ==============   ==============   ==============

    $        6,469   $        5,218   $        1,254   $        1,254   $         (291)  $         (691)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                            SHORT-TERM INCOME
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   31,936    $ 320,664       50,863    $ 509,463
  Issued in exchange for assets of Bank of America
    Short-Term Bond Fund (Note 13)..........................       --           --        1,246       12,475
  Issued as reinvestment of dividends.......................      182        1,820          201        2,014
  Redeemed..................................................  (18,753)    (188,159)     (23,996)    (240,337)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   13,365    $ 134,325       28,314    $ 283,615
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    4,713    $  47,419       13,148    $ 131,511
  Issued as reinvestment of dividends.......................      141        1,423          240        2,412
  Redeemed..................................................   (4,335)     (43,536)     (10,624)    (106,159)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      519    $   5,306        2,764    $  27,764
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Issued as reinvestment of dividends.......................        2    $      18            5    $      49
  Redeemed..................................................      (26)        (262)         (45)        (455)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (24)   $    (244)         (40)   $    (406)
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      580    $   5,833        3,478    $  34,763
  Issued as reinvestment of dividends.......................       38          381           85          849
  Redeemed..................................................   (1,648)     (16,543)      (2,198)     (22,028)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (1,030)   $ (10,329)       1,365    $  13,584
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   12,830    $ 129,058       32,403    $ 324,557
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 46

NATIONS FUNDS

                                                                      SHORT-INTERMEDIATE GOVERNMENT
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              -------------------      --------------------
                                                              SHARES     DOLLARS       SHARES      DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    6,204    $ 26,660       23,490    $ 101,678
  Issued in exchange for net assets of Bank of America
    Short-Term Government Fund (Note 13)....................       --          --       13,459       58,682
  Issued as reinvestment of dividends.......................      300       1,307          688        2,970
  Redeemed..................................................  (15,349)    (66,215)     (36,824)    (159,579)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................   (8,845)   $(38,248)         813    $   3,751
                                                              =======    ========      =======    =========
PRIMARY B SHARES:
  Issued as reinvestment of dividends.......................        1    $      3            2    $       8
  Redeemed..................................................      (38)       (161)          --*          --*
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................      (37)   $   (158)           2    $       8
                                                              =======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,515    $ 10,826        8,919    $  38,517
  Shares issued upon conversion from Investor B shares......       11          48          223          979
  Issued as reinvestment of dividends.......................      214         925          405        1,746
  Redeemed..................................................   (3,559)    (15,227)      (8,738)     (37,670)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (819)   $ (3,428)         809    $   3,572
                                                              =======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      979    $  4,236        6,459    $  28,111
  Issued as reinvestment of dividends.......................      143         621          244        1,057
  Shares redeemed upon conversion from Investor A shares....      (11)        (48)        (223)        (979)
  Redeemed..................................................   (2,205)     (9,467)      (2,015)      (8,743)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................   (1,094)   $ (4,658)       4,465    $  19,446
                                                              =======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................      364    $  1,578        2,065    $   8,978
  Issued as reinvestment of dividends.......................       46         198           76          328
  Redeemed..................................................   (1,232)     (5,280)        (804)      (3,483)
                                                              -------    --------      -------    ---------
  Net increase/(decrease)...................................     (822)   $ (3,504)       1,337    $   5,823
                                                              =======    ========      =======    =========
  Total net increase/(decrease).............................  (11,617)   $(49,996)       7,426    $  32,600
                                                              =======    ========      =======    =========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GOVERNMENT SECURITIES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     533    $  5,631       3,250    $ 33,226
  Issued as reinvestment of dividends.......................       3          27           6          66
  Redeemed..................................................  (1,773)    (18,939)     (8,185)    (84,686)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,237)   $(13,281)     (4,929)   $(51,394)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,005    $ 10,743       9,167    $ 92,540
  Shares issued upon conversion from Investor B shares......      42         461         197       2,065
  Shares issued upon conversion from Investor C shares......      10         100          --          --
  Issued as reinvestment of dividends.......................      49         527         109       1,140
  Redeemed..................................................  (1,429)    (15,210)     (9,495)    (96,151)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (323)   $ (3,379)        (22)   $   (406)
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     287    $  3,087       2,276    $ 23,712
  Issued as reinvestment of dividends.......................      37         397          88         918
  Shares redeemed upon conversion into Investor A shares....     (42)       (461)       (197)     (2,065)
  Redeemed..................................................  (1,216)    (12,955)     (1,439)    (15,004)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (934)   $ (9,932)        728    $  7,561
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      45    $    483         319    $  3,301
  Issued as reinvestment of dividends.......................       2          17           4          41
  Shares redeemed upon conversion into Investor A shares....     (10)       (100)         --          --
  Redeemed..................................................    (147)     (1,578)       (227)     (2,333)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (110)   $ (1,178)         96    $  1,009
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,604)   $(27,770)     (4,127)   $(43,230)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 48

NATIONS FUNDS

                                                                           INTERMEDIATE BOND
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                 (UNAUDITED)             MARCH 31, 2003
                                                              ------------------      --------------------
                                                              SHARES    DOLLARS       SHARES      DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,997    $ 69,724       23,468    $ 227,978
  Issued in exchange for assets of Bank of America
    Intermediate Bond Fund (Note 13)........................      --          --       45,092      439,200
  Issued as reinvestment of dividends.......................       6          62          416        4,072
  Redeemed..................................................  (8,562)    (85,428)     (26,642)    (263,346)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................  (1,559)   $(15,642)      42,334    $ 407,904
                                                              ======    ========      =======    =========
INVESTOR A SHARES:
  Sold......................................................     687    $  6,874        3,738    $  36,665
  Shares issued upon conversion from Investor B shares......      --*          1            2           22
  Issued as reinvestment of dividends.......................      36         360          180        1,762
  Redeemed..................................................    (761)     (7,577)      (6,883)     (67,591)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (38)   $   (342)      (2,963)   $ (29,142)
                                                              ======    ========      =======    =========
INVESTOR B SHARES:
  Sold......................................................     152    $  1,517          983    $   9,592
  Issued as reinvestment of dividends.......................      10         102           34          336
  Shares redeemed upon conversion into Investor A shares....      --*         (1)          (2)         (22)
  Redeemed..................................................    (185)     (1,837)        (375)      (3,653)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................     (23)   $   (219)         640    $   6,253
                                                              ======    ========      =======    =========
INVESTOR C SHARES:
  Sold......................................................     161    $  1,794          410    $   4,436
  Issued as reinvestment of dividends.......................       2          17            6           68
  Redeemed..................................................    (108)     (1,192)        (157)      (1,691)
                                                              ------    --------      -------    ---------
  Net increase/(decrease)...................................      55    $    619          259    $   2,813
                                                              ======    ========      =======    =========
  Total net increase/(decrease).............................  (1,565)   $(15,584)      40,270    $ 387,828
                                                              ======    ========      =======    =========

---------------

 *Amount represents less than 500 shares, and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003            YEAR ENDED
                                                                  (UNAUDITED)              MARCH 31, 2003
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   17,590    $ 175,958       50,469    $ 499,916
  Issued in exchange for assets of:
    Bank of America Charitable Bond Fund (Note 13)..........       --           --       22,207      217,846
    Bank of America Bond Fund (Note 13).....................       --           --       10,952      107,442
  Issued as reinvestment of dividends.......................      988        9,958        2,185       21,537
  Redeemed..................................................  (32,749)    (327,879)     (71,269)    (705,069)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................  (14,171)   $(141,963)      14,544    $ 141,672
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,435    $  24,296        4,869    $  47,958
  Shares issued upon conversion from Investor B shares......        5           45           41          400
  Shares issued upon conversion from Investor C shares......        3           33           --           --
  Issued as reinvestment of dividends.......................       57          570          123        1,211
  Redeemed..................................................   (2,858)     (28,438)      (4,883)     (48,146)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (358)   $  (3,494)         150    $   1,423
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................      160    $   1,612          720    $   7,109
  Issued as reinvestment of dividends.......................       28          277           69          679
  Shares redeemed upon conversion into Investor A shares....       (5)         (45)         (40)        (400)
  Redeemed..................................................     (473)      (4,698)        (618)      (6,093)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................     (290)   $  (2,854)         131    $   1,295
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       26    $     265          138    $   1,364
  Issued as reinvestment of dividends.......................        3           33            7           72
  Shares redeemed upon conversion into Investor A shares....       (3)         (33)          --           --
  Redeemed..................................................      (58)        (579)        (110)      (1,085)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (32)   $    (314)          35    $     351
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................  (14,851)   $(148,625)      14,860    $ 144,741
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 50

NATIONS FUNDS

                                                                           STRATEGIC INCOME
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                 (UNAUDITED)            MARCH 31, 2003
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,848    $ 38,693       4,181    $ 40,225
  Issued as reinvestment of dividends.......................      11         110          23         223
  Redeemed..................................................  (2,232)    (22,334)     (5,224)    (50,094)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,627    $ 16,469      (1,020)   $ (9,646)
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     586    $  5,872         906    $  8,679
  Shares issued upon conversion from Investor B shares......       1          11         606       5,699
  Issued as reinvestment of dividends.......................      42         416          79         758
  Redeemed..................................................    (493)     (4,927)     (1,070)    (10,234)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     136    $  1,372         521    $  4,902
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     347    $  3,473         740    $  7,131
  Issued as reinvestment of dividends.......................      43         431         104         995
  Shares redeemed upon conversion into Investor A shares....      (1)        (11)       (606)     (5,699)
  Redeemed..................................................    (354)     (3,525)     (1,287)    (12,360)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      35    $    368      (1,049)   $ (9,933)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................     101    $  1,015         283    $  2,733
  Issued as reinvestment of dividends.......................       4          35           8          74
  Redeemed..................................................     (93)       (932)       (139)     (1,341)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      12    $    118         152    $  1,466
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................   1,810    $ 18,327      (1,396)   $(13,211)
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                             HIGH YIELD BOND
                                                                SIX MONTHS ENDED
                                                               SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)             MARCH 31, 2003
                                                              --------------------      -------------------
                                                              SHARES      DOLLARS       SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   41,960    $ 383,657       42,767    $354,599
  Issued as reinvestment of dividends.......................      413        3,793          348       2,862
  Redeemed..................................................  (19,023)    (175,018)     (11,359)    (93,019)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................   23,350    $ 212,432       31,756    $264,442
                                                              =======    =========      =======    ========
INVESTOR A SHARES:
  Sold......................................................   27,238    $ 247,514       16,131    $134,589
  Shares issued upon conversion from Investor B shares......        1            5           56         422
  Issued as reinvestment of dividends.......................      323        2,943          342       2,772
  Redeemed..................................................  (21,543)    (197,505)      (8,707)    (72,247)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    6,019    $  52,957        7,822    $ 65,536
                                                              =======    =========      =======    ========
INVESTOR B SHARES:
  Sold......................................................    3,928    $  35,472        5,572    $ 46,814
  Issued as reinvestment of dividends.......................      262        2,388          474       3,856
  Shares redeemed upon conversion into Investor A shares....       (1)          (5)         (56)       (422)
  Redeemed..................................................     (809)      (7,360)      (2,088)    (16,838)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    3,380    $  30,495        3,902    $ 33,410
                                                              =======    =========      =======    ========
INVESTOR C SHARES:
  Sold......................................................    3,549    $  31,906        3,017    $ 25,212
  Issued as reinvestment of dividends.......................      106          953          108         881
  Redeemed..................................................   (1,281)     (11,605)      (1,030)     (8,340)
                                                              -------    ---------      -------    --------
  Net increase/(decrease)...................................    2,374    $  21,254        2,095    $ 17,753
                                                              =======    =========      =======    ========
  Total net increase/(decrease).............................   35,123    $ 317,138       45,575    $381,141
                                                              =======    =========      =======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 52

                      [This page intentionally left blank]

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
SHORT-TERM INCOME
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.08          $0.11            $   --##           $0.11           $(0.11)        $(0.05)
Year ended 3/31/2003#.........     9.82           0.31              0.29              0.60            (0.31)         (0.03)
Year ended 3/31/2002#.........     9.80           0.48              0.02              0.50            (0.48)            --
Year ended 3/31/2001..........     9.51           0.58              0.29              0.87            (0.58)            --
Year ended 3/31/2000..........     9.79           0.56             (0.28)             0.28            (0.56)            --
Year ended 3/31/1999..........     9.77           0.56              0.02              0.58            (0.56)            --
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.10          $0.10            $   --##           $0.10           $(0.10)        $(0.05)
Year ended 3/31/2003#.........     9.83           0.28              0.30              0.58            (0.28)         (0.03)
Year ended 3/31/2002#.........     9.81           0.45              0.02              0.47            (0.45)            --
Year ended 3/31/2001..........     9.51           0.56              0.30              0.86            (0.56)            --
Year ended 3/31/2000..........     9.79           0.54             (0.28)             0.26            (0.54)            --
Year ended 3/31/1999..........     9.77           0.54              0.02              0.56            (0.54)            --
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.09          $0.06            $   --##           $0.06           $(0.06)        $(0.05)
Year ended 3/31/2003#.........     9.83           0.21              0.29              0.50            (0.21)         (0.03)
Year ended 3/31/2002#.........     9.80           0.38              0.03              0.41            (0.38)            --
Year ended 3/31/2001..........     9.51           0.48              0.29              0.77            (0.48)            --
Year ended 3/31/2000..........     9.79           0.51             (0.28)             0.23            (0.51)            --
Year ended 3/31/1999..........     9.77           0.52              0.02              0.54            (0.52)            --
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.09          $0.06            $   --##           $0.06           $(0.06)        $(0.05)
Year ended 3/31/2003#.........     9.83           0.21              0.29              0.50            (0.21)         (0.03)
Year ended 3/31/2002#.........     9.80           0.38              0.03              0.41            (0.38)            --
Year ended 3/31/2001..........     9.51           0.48              0.29              0.77            (0.48)            --
Year ended 3/31/2000..........     9.79           0.47             (0.28)             0.19            (0.47)            --
Year ended 3/31/1999..........     9.77           0.52              0.02              0.54            (0.52)            --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 54

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                              RATIO OF            RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS        OPERATING         NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF         EXPENSES TO        INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD           AVERAGE            TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)           NET ASSETS          NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

   $(0.16)         $10.03         1.08%     $922,177            0.48%+(a)(b)        2.24%+         123%          0.58%+(a)
    (0.34)          10.08         6.18       791,981            0.50(a)             3.00            54           0.60(a)
    (0.48)           9.82         5.19       493,457            0.52(a)             4.79            80           0.62(a)
    (0.58)           9.80         9.44       358,812            0.51(a)             6.04            42           0.61(a)
    (0.56)           9.51         3.00       398,620            0.50(a)             5.86            62           0.63(a)
    (0.56)           9.79         6.07       397,467            0.50(a)             5.70            64           0.80(a)
   $(0.15)         $10.05         0.96%     $134,620            0.73%+(a)(b)        1.99%+         123%          0.83%+(a)
    (0.31)          10.10         6.01       130,036            0.75(a)             2.75            54           0.85(a)
    (0.45)           9.83         4.91        99,453            0.77(a)             4.54            80           0.87(a)
    (0.56)           9.81         9.28         7,658            0.76(a)             5.79            42           0.86(a)
    (0.54)           9.51         2.76        11,831            0.73(a)             5.63            62           0.88(a)
    (0.54)           9.79         5.85        14,652            0.70(a)             5.50            64           1.05(a)
   $(0.11)         $10.04         0.58%     $  1,916            1.48%+(a)(b)        1.24%+         123%          1.58%+(a)
    (0.24)          10.09         5.12         2,170            1.50(a)             2.00            54           1.60(a)
    (0.38)           9.83         4.25         2,511            1.52(a)             3.79            80           1.62(a)
    (0.48)           9.80         8.36         2,515            1.51(a)             5.04            42           1.61(a)
    (0.51)           9.51         2.40         2,914            1.05(a)             5.31            62           1.63(a)
    (0.52)           9.79         5.70         5,825            0.85(a)             5.35            64           1.80(a)
   $(0.11)         $10.04         0.58%     $ 43,740            1.48%+(a)(b)        1.24%+         123%          1.58%+(a)
    (0.24)          10.09         5.12        54,350            1.50(a)             2.00            54           1.60(a)
    (0.38)           9.83         4.23        39,515            1.52(a)             3.79            80           1.62(a)
    (0.48)           9.80         8.37           833            1.51(a)             5.04            42           1.61(a)
    (0.47)           9.51         1.97           987            1.50(a)             4.86            62           1.63(a)
    (0.52)           9.79         5.64         1,744            1.01(a)             5.19            64           1.80(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.05            $   --##           $0.05           $(0.05)        $(0.06)
Year ended 3/31/2003#.........     4.16           0.13              0.31              0.44            (0.13)         (0.11)
Year ended 3/31/2002#.........     4.15           0.18              0.01              0.19            (0.18)            --
Year ended 3/31/2001..........     3.94           0.23              0.21              0.44            (0.23)            --
Year ended 3/31/2000..........     4.10           0.22             (0.16)             0.06            (0.22)            --
Year ended 3/31/1999..........     4.12           0.22             (0.02)             0.20            (0.22)            --
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.04            $(0.01)            $0.03           $(0.04)        $(0.06)
Year ended 3/31/2003#.........     4.16           0.12              0.31              0.43            (0.12)         (0.11)
Year ended 3/31/2002#.........     4.15           0.17              0.01              0.18            (0.17)            --
Year ended 3/31/2001..........     3.94           0.22              0.21              0.43            (0.22)            --
Year ended 3/31/2000..........     4.10           0.22             (0.16)             0.06            (0.22)            --
Year ended 3/31/1999..........     4.12           0.21             (0.02)             0.19            (0.21)            --
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.03            $   --##           $0.03           $(0.03)        $(0.06)
Year ended 3/31/2003#.........     4.16           0.08              0.31              0.39            (0.08)         (0.11)
Year ended 3/31/2002#.........     4.15           0.13              0.01              0.14            (0.13)            --
Year ended 3/31/2001..........     3.94           0.19              0.21              0.40            (0.19)            --
Year ended 3/31/2000..........     4.10           0.19             (0.16)             0.03            (0.19)            --
Year ended 3/31/1999..........     4.12           0.19             (0.02)             0.17            (0.19)            --
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................    $4.36          $0.03            $(0.01)            $0.02           $(0.03)        $(0.06)
Year ended 3/31/2003#.........     4.15           0.08              0.32              0.40            (0.08)         (0.11)
Year ended 3/31/2002#.........     4.14           0.12              0.01              0.13            (0.12)            --
Year ended 3/31/2001..........     3.93           0.19              0.21              0.40            (0.19)            --
Year ended 3/31/2000..........     4.09           0.19             (0.16)             0.03            (0.19)            --
Year ended 3/31/1999..........     4.12           0.19             (0.03)             0.16            (0.19)            --

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was 0.02%. Absent this reimbursement, the ratios of operating expenses to average net assets would have been 0.61% for Primary A Shares, 0.86% for Investor A Shares, and 1.61% each for Investor B and C Shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 56

NATIONS FUNDS

                                                                                                            WITHOUT WAIVERS
                                                                                                            AND/OR EXPENSE
                                                                                                            REIMBURSEMENTS
                                                                                                            ---------------
                                                              RATIO OF            RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS        OPERATING         NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF         EXPENSES TO        INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD           AVERAGE            TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)           NET ASSETS          NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------------

   $(0.11)          $4.30         1.21%     $368,795            0.59%+(a)(b)        2.35%+         171%          0.61%+(a)
    (0.24)           4.36        10.74       413,039            0.62(a)             2.95           180           0.62(a)
    (0.18)           4.16         4.68       390,543            0.62(a)             4.35           486           0.62(a)
    (0.23)           4.15        11.56       496,821            0.59(a)             5.77           108           0.59(a)
    (0.22)           3.94         1.63       497,392            0.60(a)             5.59           177           0.65(a)
    (0.22)           4.10         4.97       589,092            0.58(a)             5.36           242           0.78(a)
   $(0.10)          $4.29         0.85%     $ 43,245            0.84%+(a)(b)        2.10%+         171%          0.86%+(a)
    (0.23)           4.36        10.46        47,480            0.87(a)             2.70           180           0.87(a)
    (0.17)           4.16         4.42        41,926            0.87(a)             4.10           486           0.87(a)
    (0.22)           4.15        11.31        44,244            0.82(a)             5.54           108           0.84(a)
    (0.22)           3.94         1.43        45,341            0.80(a)             5.39           177           0.90(a)
    (0.21)           4.10         4.76        44,793            0.78(a)             5.16           242           1.03(a)
   $(0.09)          $4.30         0.70%     $ 32,532            1.59%+(a)(b)        1.35%+         171%          1.61%+(a)
    (0.19)           4.36         9.64        37,804            1.62(a)             1.95           180           1.62(a)
    (0.13)           4.16         3.64        17,474            1.62(a)             3.35           486           1.62(a)
    (0.19)           4.15        10.46         8,199            1.59(a)             4.77           108           1.59(a)
    (0.19)           3.94         0.70         8,400            1.51(a)             4.68           177           1.65(a)
    (0.19)           4.10         4.14         9,591            1.38(a)             4.56           242           1.78(a)
   $(0.09)          $4.29         0.48%     $  9,250            1.59%+(a)(b)        1.35%+         171%          1.61%+(a)
    (0.19)           4.36         9.91        12,975            1.62(a)             1.95           180           1.62(a)
    (0.12)           4.15         3.63         6,820            1.62(a)             3.35           486           1.62(a)
    (0.19)           4.14        10.49         1,079            1.59(a)             4.77           108           1.59(a)
    (0.19)           3.93         0.74           661            1.54(a)             4.65           177           1.65(a)
    (0.19)           4.09         4.05         1,190            1.34(a)             4.60           242           1.78(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
GOVERNMENT SECURITIES
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.74         $0.15           $(0.03)          $ 0.12          $(0.15)
Year ended 3/31/2003#.....................     9.79          0.31             0.95             1.26           (0.31)
Year ended 3/31/2002#.....................     9.87          0.44            (0.08)            0.36           (0.44)
Year ended 3/31/2001......................     9.38          0.60             0.48             1.08           (0.59)
Year ended 3/31/2000......................     9.86          0.58            (0.48)            0.10           (0.58)
Year ended 3/31/1999#.....................     9.90          0.58            (0.05)            0.53           (0.57)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $10.72         $0.13           $(0.03)          $ 0.10          $(0.13)
Year ended 3/31/2003#.....................     9.78          0.29             0.94             1.23           (0.29)
Year ended 3/31/2002#.....................     9.86          0.42            (0.08)            0.34           (0.42)
Year ended 3/31/2001......................     9.37          0.57             0.49             1.06           (0.57)
Year ended 3/31/2000......................     9.86          0.57            (0.50)            0.07           (0.56)
Year ended 3/31/1999#.....................     9.90          0.56            (0.05)            0.51           (0.55)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $10.74         $0.09           $(0.03)          $ 0.06          $(0.09)
Year ended 3/31/2003#.....................     9.79          0.21             0.95             1.16           (0.21)
Year ended 3/31/2002#.....................     9.87          0.34            (0.08)            0.26           (0.34)
Year ended 3/31/2001......................     9.38          0.50             0.49             0.99           (0.50)
Year ended 3/31/2000......................     9.86          0.49            (0.48)            0.01           (0.49)
Year ended 3/31/1999#.....................     9.90          0.49            (0.04)            0.45           (0.49)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $10.71         $0.09           $(0.03)          $ 0.06          $(0.09)
Year ended 3/31/2003#.....................     9.76          0.21             0.95             1.16           (0.21)
Year ended 3/31/2002#.....................     9.84          0.34            (0.08)            0.26           (0.34)
Year ended 3/31/2001......................     9.34          0.52             0.48             1.00           (0.50)
Year ended 3/31/2000......................     9.86          0.49            (0.52)           (0.03)          (0.49)
Year ended 3/31/1999#.....................     9.90          0.49            (0.04)            0.45           (0.49)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

(c)The Reimbursement from Investment Adviser (see note 14) included in the ratio of operating expenses to average net assets (with waivers) is not annualized. The effect of this reimbursement on the operating expense ratio (with waivers) was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 58

NATIONS FUNDS

                                                                                      WITHOUT WAIVERS
                                                                                      AND/OR EXPENSE
                                                                                      REIMBURSEMENTS
                                                                                      ---------------
                                           RATIO OF         RATIO OF                     RATIO OF
                           NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  NET ASSET                  END OF      EXPENSES TO     INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD        AVERAGE         TO AVERAGE     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        NET ASSETS       NET ASSETS       RATE        NET ASSETS
-----------------------------------------------------------------------------------------------------

   $10.71         1.09%     $118,407      0.70%+(a)(c)        2.71%+         187%           0.84%+(a)
    10.74        13.02       132,009         0.71(a)          3.02           196            0.84(a)
     9.79         3.70       168,621         0.73(a)          4.44           522            0.86(a)
     9.87        11.97       153,799         0.75(a)          6.21           183            0.86(a)
     9.38         1.12       108,798         0.78(b)          6.17           348            0.90
     9.86         5.41       119,659         0.73(a)          5.70           600            0.84(a)
   $10.69         0.96%     $ 55,561      0.95%+(a)(c)        2.46%+         187%           1.09%+(a)
    10.72        12.65        59,171         0.96(a)          2.77           196            1.09(a)
     9.78         3.45        54,167         0.98(a)          4.19           522            1.11(a)
     9.86        11.70        57,641         1.00(a)          5.96           183            1.11(a)
     9.37         0.80        57,485         1.03(b)          5.92           348            1.15
     9.86         5.16        19,167         0.98(a)          5.45           600            1.09(a)
   $10.71         0.58%     $ 52,058      1.70%+(a)(c)        1.71%+         187%           1.84%+(a)
    10.74        11.91        62,227         1.71(a)          2.02           196            1.84(a)
     9.79         2.67        49,611         1.73(a)          3.44           522            1.86(a)
     9.87        10.86        27,544         1.75(a)          5.21           183            1.86(a)
     9.38         0.22        26,988         1.72(b)          5.23           348            1.90
     9.86         4.53        30,109         1.58(a)          4.85           600            1.84(a)
   $10.68         0.59%     $  2,248      1.70%+(a)(c)        1.71%+         187%           1.84%+(a)
    10.71        11.95         3,435         1.71(a)          2.02           196            1.84(a)
     9.76         2.68         2,200         1.73(a)          3.44           522            1.86(a)
     9.84        11.03         1,213         1.75(a)          5.21           183            1.86(a)
     9.34        (0.22)          238         1.78(b)          5.17           348            1.90
     9.86         4.52           213         1.59(a)          4.84           600            1.84(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
INTERMEDIATE BOND+++
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 9.93         $0.15           $ 0.05           $ 0.20          $(0.14)
Year ended 3/31/2003#.....................     9.41          0.34             0.64             0.98           (0.34)
Year ended 3/31/2002#.....................     9.52          0.49            (0.11)            0.38           (0.49)
Year ended 3/31/2001#.....................     9.13          0.58             0.39             0.97           (0.58)
Period ended 3/31/2000**..................     9.52          0.49            (0.37)            0.12           (0.51)
INVESTOR A SHARES*
Six months ended 9/30/2003# (unaudited)...   $ 9.96         $0.13           $ 0.06           $ 0.19          $(0.13)
Year ended 3/31/2003#.....................     9.43          0.32             0.65             0.97           (0.32)
Year ended 3/31/2002#.....................     9.55          0.47            (0.12)            0.35           (0.47)
Year ended 3/31/2001#.....................     9.15          0.56             0.40             0.96           (0.56)
Period ended 3/31/2000....................     9.50          0.46            (0.34)            0.12           (0.47)
Period ended 5/14/1999....................     9.52          0.10            (0.04)            0.06           (0.08)
Year ended 2/28/1999......................     9.69          0.50            (0.03)            0.47           (0.53)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 9.91         $0.09           $ 0.06           $ 0.15          $(0.09)
Year ended 3/31/2003#.....................     9.39          0.25             0.64             0.89           (0.25)
Year ended 3/31/2002#.....................     9.51          0.40            (0.12)            0.28           (0.40)
Year ended 3/31/2001#.....................     9.13          0.47             0.42             0.89           (0.51)
Period ended 3/31/2000**..................     9.52          0.22            (0.36)           (0.14)          (0.25)
INVESTOR C SHARES*
Six months ended 9/30/2003# (unaudited)...   $11.02         $0.09           $ 0.08           $ 0.17          $(0.09)
Year ended 3/31/2003#.....................    10.39          0.23             0.75             0.98           (0.23)
Year ended 3/31/2002#.....................    10.47          0.39            (0.08)            0.31           (0.39)
Year ended 3/31/2001#.....................     9.32          0.47             1.09             1.56           (0.41)
Period ended 3/31/2000....................     9.56          0.34            (0.23)            0.11           (0.35)
Period ended 5/14/1999....................     9.59          0.09            (0.04)            0.05           (0.08)
Year ended 2/28/1999......................     9.72          0.46               --             0.46           (0.48)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Intermediate Bond Master Portfolio.

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon Intermediate Bond Fund A, and K Shares, which were reorganized into the Intermediate Bond Investor A and Investor C Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, LLC and its investment sub-adviser became Banc of America Capital Management, LLC.

 ** Intermediate Bond Primary A and Investor B Shares commenced operations on
    May 21, 1999 and October 20, 1999.

 # Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 60

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                                         RATIO OF        RATIO OF         RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  FROM NET        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD       AVERAGE       TO AVERAGE         AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------------------------------------

   $   --          $(0.14)         $ 9.99         2.05%     $684,455       0.70%+          2.96%+           0.70%+
    (0.12)          (0.46)           9.93        10.62       695,894       0.70            3.50             0.70
       --           (0.49)           9.41         4.04       261,018       0.78            4.80             0.86
       --           (0.58)           9.52        11.04        51,178       0.78            6.31             0.81
       --           (0.51)           9.13         1.29        18,365       0.81+           6.08+            1.05+
   $   --          $(0.13)         $10.02         1.92%     $ 31,720       0.95%+          2.71%+           0.95%+
    (0.12)          (0.44)           9.96        10.43        31,915       0.95            3.25             0.95
       --           (0.47)           9.43         3.66        58,167       1.03            4.55             1.11
       --           (0.56)           9.55        10.88        62,617       1.03            6.06             1.06
       --           (0.47)           9.15         1.34        45,207       1.06+           5.83+            1.30+
       --           (0.08)           9.50         0.66        61,412       1.09+           4.90+            1.12+
    (0.11)          (0.64)           9.52         4.89        63,404       0.90            5.14             0.90
   $   --          $(0.09)         $ 9.97         1.56%     $ 13,590       1.70%+          1.96%+           1.70%+
    (0.12)          (0.37)           9.91         9.59        13,739       1.70            2.50             1.70
       --           (0.40)           9.39         2.94         7,003       1.78            3.80             1.86
       --           (0.51)           9.51         9.99         1,290       1.78            5.31             1.81
       --           (0.25)           9.13         1.33           256       1.81+           5.08+            2.05+
   $   --          $(0.09)         $11.10         1.58%     $  6,253       1.70%+          1.96%+           1.70%+
    (0.12)          (0.35)          11.02         9.59         5,605       1.70            2.50             1.70
       --           (0.39)          10.39         2.94         2,586       1.78            3.80             1.86
       --           (0.41)          10.47        17.06           797       1.78            5.31             1.81
       --           (0.35)           9.32         1.18            15       1.81+           5.08+            2.05+
       --           (0.08)           9.56         0.47           469       1.57+           4.42+            1.84+
    (0.11)          (0.59)           9.59         4.76           495       1.39            4.67             1.65

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
BOND
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $10.00          $0.18            $ 0.10            $ 0.28           $(0.18)        $(0.06)
Year ended 3/31/2003#.........     9.66           0.37              0.51              0.88            (0.37)         (0.17)
Year ended 3/31/2002#.........     9.78           0.54             (0.12)             0.42            (0.54)            --
Year ended 3/31/2001..........     9.37           0.62              0.41              1.03            (0.62)            --
Year ended 3/31/2000..........     9.93           0.59             (0.52)             0.07            (0.59)         (0.04)
Year ended 3/31/1999..........    10.03           0.59             (0.04)             0.55            (0.59)         (0.06)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.99          $0.17            $ 0.10            $ 0.27           $(0.17)        $(0.06)
Year ended 3/31/2003#.........     9.65           0.35              0.51              0.86            (0.35)         (0.17)
Year ended 3/31/2002#.........     9.78           0.51             (0.13)             0.38            (0.51)            --
Year ended 3/31/2001..........     9.37           0.60              0.41              1.01            (0.60)            --
Year ended 3/31/2000..........     9.93           0.57             (0.52)             0.05            (0.57)         (0.04)
Year ended 3/31/1999..........    10.03           0.57             (0.04)             0.53            (0.57)         (0.06)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.99          $0.13            $ 0.11            $ 0.24           $(0.13)        $(0.06)
Year ended 3/31/2003#.........     9.66           0.27              0.50              0.77            (0.27)         (0.17)
Year ended 3/31/2002#.........     9.78           0.44             (0.12)             0.32            (0.44)            --
Year ended 3/31/2001..........     9.37           0.52              0.41              0.93            (0.52)            --
Year ended 3/31/2000..........     9.93           0.50             (0.52)            (0.02)           (0.50)         (0.04)
Year ended 3/31/1999..........    10.03           0.51             (0.04)             0.47            (0.51)         (0.06)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.99          $0.13            $ 0.10            $ 0.23           $(0.13)        $(0.06)
Year ended 3/31/2003#.........     9.65           0.27              0.51              0.78            (0.27)         (0.17)
Year ended 3/31/2002#.........     9.78           0.44             (0.13)             0.31            (0.44)            --
Year ended 3/31/2001..........     9.37           0.52              0.41              0.93            (0.52)            --
Year ended 3/31/2000..........     9.93           0.48             (0.52)            (0.04)           (0.48)         (0.04)
Year ended 3/31/1999..........    10.03           0.51             (0.04)             0.47            (0.51)         (0.06)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

(a)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(b)The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 62

NATIONS FUNDS

                                                                                                          WITHOUT WAIVERS
                                                                                                          AND/OR EXPENSE
                                                                                                          REIMBURSEMENTS
                                                                                                          ---------------
                                                             RATIO OF           RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS       OPERATING        NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF        EXPENSES TO       INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD          AVERAGE           TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)          NET ASSETS         NET ASSETS       RATE        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------



   $ (0.24)        $10.04         2.83%    $2,350,265           0.67%+(a)         3.66%+         204%          0.67%+(a)
     (0.54)         10.00         9.32      2,482,229           0.67(a)           3.75           488           0.67(a)
     (0.54)          9.66         4.33      2,256,647           0.68(a)(b)        5.41           314           0.68(a)
     (0.62)          9.78        11.39      2,333,703           0.67(a)           6.53           120           0.67(a)
     (0.63)          9.37         0.97      1,793,913           0.67              6.20            63           0.69
     (0.65)          9.93         5.61      1,798,155           0.68(a)           5.86           107           0.78(a)
   $ (0.23)        $10.03         2.71%    $   40,415           0.92%+(a)         3.41%+         204%          0.92%+(a)
     (0.52)          9.99         9.05         43,828           0.92(a)           3.50           488           0.92(a)
     (0.51)          9.65         3.96         40,902           0.93(a)(b)        5.16           314           0.93(a)
     (0.60)          9.78        11.11         27,220           0.92(a)           6.28           120           0.92(a)
     (0.61)          9.37         0.74         23,420           0.90              5.97            63           0.94
     (0.63)          9.93         5.40         32,119           0.88(a)           5.66           107           1.03(a)
   $ (0.19)        $10.04         2.42%    $   15,949           1.67%+(a)         2.66%+         204%          1.67%+(a)
     (0.44)          9.99         8.13         18,783           1.67(a)           2.75           488           1.67(a)
     (0.44)          9.66         3.29         16,877           1.68(a)(b)        4.41           314           1.68(a)
     (0.52)          9.78        10.29          6,994           1.67(a)           5.53           120           1.67(a)
     (0.54)          9.37         0.05          5,637           1.59              5.28            63           1.69
     (0.57)          9.93         4.76          5,440           1.48(a)           5.06           107           1.78(a)
   $ (0.19)        $10.03         2.32%    $    2,516           1.67%+(a)         2.66%+         204%          1.67%+(a)
     (0.44)          9.99         8.24          2,823           1.67(a)           2.75           488           1.67(a)
     (0.44)          9.65         3.18          2,387           1.68(a)(b)        4.41           314           1.68(a)
     (0.52)          9.78        10.28          1,321           1.67(a)           5.53           120           1.67(a)
     (0.52)          9.37        (0.24)           934           1.67              5.20            63           1.69
     (0.57)          9.93         4.90          1,137           1.40(a)           5.14           107           1.78(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                NET ASSET                      NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                  VALUE           NET         AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                BEGINNING     INVESTMENT      GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                OF PERIOD    INCOME/(LOSS)     INVESTMENTS      FROM OPERATIONS      INCOME          GAINS
                                ----------------------------------------------------------------------------------------------
STRATEGIC INCOME
PRIMARY A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.84          $0.22            $ 0.23            $ 0.45           $(0.22)        $    --
Year ended 3/31/2003#.........     9.61           0.46              0.23              0.69            (0.46)             --
Year ended 3/31/2002#.........     9.89           0.60             (0.28)             0.32            (0.60)             --
Year ended 3/31/2001#.........     9.53           0.66              0.35              1.01            (0.65)             --
Year ended 3/31/2000..........    10.31           0.68             (0.78)            (0.10)           (0.68)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.66             (0.14)             0.52            (0.66)          (0.10)
INVESTOR A SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.83          $0.21            $ 0.23            $ 0.44           $(0.21)        $    --
Year ended 3/31/2003#.........     9.60           0.45              0.23              0.68            (0.45)             --
Year ended 3/31/2002#.........     9.88           0.57             (0.28)             0.29            (0.57)             --
Year ended 3/31/2001#.........     9.52           0.63              0.36              0.99            (0.63)             --
Year ended 3/31/2000..........    10.31           0.65             (0.79)            (0.14)           (0.65)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.63             (0.14)             0.49            (0.63)          (0.10)
INVESTOR B SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.84          $0.17            $ 0.23            $ 0.40           $(0.17)        $    --
Year ended 3/31/2003#.........     9.61           0.37              0.23              0.60            (0.37)             --
Year ended 3/31/2002#.........     9.89           0.50             (0.28)             0.22            (0.50)             --
Year ended 3/31/2001#.........     9.52           0.56              0.37              0.93            (0.56)             --
Year ended 3/31/2000..........    10.31           0.59             (0.79)            (0.20)           (0.59)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.57             (0.14)             0.43            (0.57)          (0.10)
INVESTOR C SHARES
Six months ended 9/30/2003#
  (unaudited).................   $ 9.83          $0.17            $ 0.23            $ 0.40           $(0.17)        $    --
Year ended 3/31/2003#.........     9.60           0.37              0.23              0.60            (0.37)             --
Year ended 3/31/2002#.........     9.88           0.50             (0.28)             0.22            (0.50)             --
Year ended 3/31/2001#.........     9.52           0.56              0.36              0.92            (0.56)             --
Year ended 3/31/2000..........    10.31           0.58             (0.79)            (0.21)           (0.58)          (0.00)##
Year ended 3/31/1999#.........    10.55           0.57             (0.14)             0.43            (0.57)          (0.10)

---------------

 + Annualized.

++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Per share net investment income has been calculated using the monthly average shares method.

## Amount represents less than $0.01 per share.

(a)The effect of the custodial expense offset (see Note 2) on the operating expenses ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 64

NATIONS FUNDS

                                                                                                      WITHOUT WAIVERS
                                                                                                      AND/OR EXPENSE
                                                                                                      REIMBURSEMENTS
                                                                                                      ---------------
                                                           RATIO OF         RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS     OPERATING      NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF        EXPENSES      INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD       TO AVERAGE       TO AVERAGE     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        NET ASSETS       NET ASSETS       RATE        NET ASSETS
---------------------------------------------------------------------------------------------------------------------

   $(0.22)         $10.07         4.63%     $156,301         0.74%+(a)        4.43%+         226%          0.84%+(a)
    (0.46)           9.84         7.39       136,688         0.78(a)          4.79           255           0.88(a)
    (0.60)           9.61         3.30       143,283         0.81(a)          5.76           199           0.91(a)
    (0.65)           9.89        11.06       177,877         0.72             6.76           238           0.84
    (0.68)           9.53        (0.95)      118,458         0.71(a)          6.80           107           0.90(a)
    (0.76)          10.31         5.00       317,937         0.70(a)          6.27            94           0.80(a)
   $(0.21)         $10.06         4.50%     $ 34,427         0.99%+(a)        4.18%+         226%          1.09%+(a)
    (0.45)           9.83         7.14        32,300         1.03(a)          4.54           255           1.13(a)
    (0.57)           9.60         3.05        26,543         1.06(a)          5.51           199           1.16(a)
    (0.63)           9.88        10.80        29,102         0.97             6.51           238           1.09
    (0.65)           9.52        (1.30)       30,870         0.96(a)          6.55           107           1.15(a)
    (0.73)          10.31         4.74        12,954         0.95(a)          6.02            94           1.05(a)
   $(0.17)         $10.07         4.11%     $ 37,961         1.74%+(a)        3.43%+         226%          1.84%+(a)
    (0.37)           9.84         6.33        36,736         1.78(a)          3.79           255           1.88(a)
    (0.50)           9.61         2.28        45,960         1.81(a)          4.76           199           1.91(a)
    (0.56)           9.89        10.08        50,251         1.72             5.76           238           1.84
    (0.59)           9.52        (1.98)       55,946         1.65(a)          5.86           107           1.90(a)
    (0.67)          10.31         4.11        67,651         1.55(a)          5.42            94           1.80(a)
   $(0.17)         $10.06         4.11%     $  3,746         1.74%+(a)        3.43%+         226%          1.84%+(a)
    (0.37)           9.83         6.33         3,541         1.78(a)          3.79           255           1.88(a)
    (0.50)           9.60         2.28         1,997         1.81(a)          4.76           199           1.91(a)
    (0.56)           9.88         9.98         1,527         1.72             5.76           238           1.84
    (0.58)           9.52        (2.04)        1,202         1.71(a)          5.80           107           1.90(a)
    (0.67)          10.31         4.09         1,474         1.56(a)          5.41            94           1.80(a)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                            NET ASSET                    NET REALIZED     NET INCREASE/    DIVIDENDS
                                              VALUE          NET        AND UNREALIZED    (DECREASE) IN     FROM NET
                                            BEGINNING    INVESTMENT     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT
                                            OF PERIOD   INCOME/(LOSS)    INVESTMENTS     FROM OPERATIONS     INCOME
                                            -------------------------------------------------------------------------
HIGH YIELD BOND+++
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.57         $0.36           $ 0.84           $ 1.20          $(0.35)
Year ended 3/31/2003#.....................     8.86          0.77            (0.29)            0.48           (0.77)
Year ended 3/31/2002#.....................     9.27          0.86            (0.34)            0.52           (0.88)
Year ended 3/31/2001#.....................     9.90          0.96            (0.54)            0.42           (1.05)
Period ended 3/31/2000*#..................    10.00          0.09            (0.11)           (0.02)          (0.08)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.52         $0.36           $ 0.81           $ 1.17          $(0.33)
Year ended 3/31/2003#.....................     8.80          0.75            (0.28)            0.47           (0.75)
Year ended 3/31/2002#.....................     9.22          0.80            (0.32)            0.48           (0.85)
Year ended 3/31/2001#.....................     9.88          0.96            (0.58)            0.38           (1.04)
Period ended 3/31/2000*#..................    10.00          0.08            (0.12)           (0.04)          (0.08)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.51         $0.32           $ 0.81           $ 1.13          $(0.30)
Year ended 3/31/2003#.....................     8.80          0.69            (0.29)            0.40           (0.69)
Year ended 3/31/2002#.....................     9.21          0.76            (0.33)            0.43           (0.79)
Year ended 3/31/2001#.....................     9.88          0.92            (0.62)            0.30           (0.97)
Period ended 3/31/2000**#.................    10.00          0.07            (0.12)           (0.05)          (0.07)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)...   $ 8.47         $0.32           $ 0.82           $ 1.14          $(0.30)
Year ended 3/31/2003#.....................     8.77          0.69            (0.30)            0.39           (0.69)
Year ended 3/31/2002#.....................     9.19          0.76            (0.34)            0.42           (0.79)
Year ended 3/31/2001#.....................     9.87          0.90            (0.61)            0.29           (0.97)
Period ended 3/31/2000***#................    10.02          0.04            (0.12)           (0.08)          (0.07)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

+++ The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the High Yield Bond Master Portfolio.

  * High Yield Bond Primary A and Investor A Shares commenced operations on February 14, 2000.

 ** High Yield Bond Investor B Shares commenced operations on February 17, 2000.

 ***High Yield Bond Investor C Shares commenced operations on March 8, 2000.

 # Per share net investment income has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 66

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                                         RATIO OF        RATIO OF         RATIO OF
DISTRIBUTIONS       TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  FROM NET        DIVIDENDS       NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS)      EXPENSES TO
  REALIZED           AND            VALUE        TOTAL       PERIOD       AVERAGE       TO AVERAGE         AVERAGE
    GAINS       DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)      NET ASSETS      NET ASSETS       NET ASSETS
----------------------------------------------------------------------------------------------------------------------

   $(0.00)##       $(0.35)          $9.42        14.15%     $726,163       0.84%+          7.83%+            0.84%+
       --           (0.77)           8.57         6.19       460,639       0.90            9.47              0.90
    (0.05)          (0.93)           8.86         6.05       194,867       0.93            9.75              1.00
       --           (1.05)           9.27         4.51        61,181       0.93           10.97              1.45
       --           (0.08)           9.90        (0.12)        9,394       0.93+           7.03+            12.66+
   $(0.00)##       $(0.33)          $9.36        13.97%     $163,023       1.09%+          7.58%+            1.09%+
       --           (0.75)           8.52         6.07        97,154       1.15            9.22              1.15
    (0.05)          (0.90)           8.80         5.69        31,551       1.18            9.50              1.25
       --           (1.04)           9.22         3.99         8,344       1.18           10.72              1.70
       --           (0.08)           9.88        (0.33)          371       1.18+           6.78+            12.91+
   $(0.00)##       $(0.30)          $9.34        13.48%     $136,033       1.84%+          6.83%+            1.84%+
       --           (0.69)           8.51         5.20        95,110       1.90            8.47              1.90
    (0.05)          (0.84)           8.80         5.06        64,091       1.93            8.75              2.00
       --           (0.97)           9.21         3.29        22,106       1.93            9.97              2.45
       --           (0.07)           9.88        (0.47)        3,426       1.93+           6.03+            13.66+
   $(0.00)##       $(0.30)          $9.31        13.67%     $ 57,733       1.84%+          6.83%+            1.84%+
       --           (0.69)           8.47         5.09        32,453       1.90            8.47              1.90
    (0.05)          (0.84)           8.77         4.96        15,213       1.93            8.75              2.00
       --           (0.97)           9.19         3.20         1,891       1.93            9.97              2.45
       --           (0.07)           9.87        (0.76)           59       1.93 +          6.03+            13.66+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain only to the following U.S. government and corporate bond portfolios of Funds Trust: Short-Term Income Fund, Short-Intermediate Government Fund, Government Securities Fund, Intermediate Bond Fund, Bond Fund, Strategic Income Fund and High Yield Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of Funds Trust are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

Intermediate Bond Fund and High Yield Bond Fund (the "Feeder Funds") seek to achieve their investment objectives by investing substantially all of their assets in Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio, respectively (the "Master Portfolios"), each a series of Nations Master Investment Trust (the "Master Trust"), another open-end management investment company in the Nations Funds family. The Master Portfolios each have the same investment objective as that of its corresponding Feeder Fund. The values of the Feeder Funds' investments in the respective Master Portfolios included in the Statements of net assets reflect the Feeder Funds' proportionate beneficial interests in the net assets of the respective Master Portfolios (96.2% for Intermediate Bond Master Portfolio and 94.4% for High Yield Bond Master Portfolio at September 30, 2003). The financial statements of the Master Portfolios, including their schedules of investments, are included elsewhere within this report and should be read in conjunction with the Feeder Funds' financial statements. Other funds not registered under the 1940 Act and managed by Banc of America Capital Management, LLC ("BACAP"), whose financial statements are not presented here, also invest in the Master Portfolios.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

The valuation of each Feeder Fund's investment in its corresponding Master Portfolio is based on the reported net asset value of that Master Portfolio. The Master Portfolios use valuation policies consistent with those described above.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Futures contracts: The Short-Term Income, Short-Intermediate Government, Government Securities, Bond and Strategic Income Funds may invest in futures contracts for the purposes of hedging against changes in values of the Fund's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Funds may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Funds may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Fund's objective. Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price; put options give the holder the right to sell the underlying security to the Fund at a stated price. In the case of put options, a Fund is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Funds may also write combinations of covered puts and calls on the same underlying security. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Funds typically receive a premium from writing a put or call option, which would increase the Funds' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

Foreign currency transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, each Fund may enter into forward currency exchange contracts only under two circumstances: (i) when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Funds may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar Rolls: The Funds may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund's policy is to record the component of dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Short-Intermediate Government, Government Securities, Bond and Strategic Income Funds had dollar rolls outstanding as of September 30, 2003, which are included in Payable for investment securities purchased on each Statement of net assets. Each Fund maintains a segregated account of U.S. Government securities or other liquid assets, the dollar value of which is equal to its obligation with respect to dollar rolls.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

The Feeder Funds record their share of the investment income and realized and unrealized gains and losses reported by the Master Portfolios on a daily basis. The investment income and realized and unrealized gains and losses are allocated daily to investors in the Master Portfolios based upon the relative value of their investments in the Master Portfolios.

Dividends and distributions to shareholders: It is the policy of each Fund (except Intermediate Bond and High Yield Bond) to declare dividends from net investment income daily and to pay such dividends monthly. Intermediate Bond and High Yield Bond Funds declare and pay dividends monthly. The Funds may declare and pay distributions of net investment income more frequently. Each Fund will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividend and distributions to shareholders are recorded on ex-dividend date. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class. The Feeder Funds record their share of the expenses reported by the Master Portfolios on a daily basis. The expenses are allocated daily to investors in the Master Portfolios based upon the relative value of the Feeder Funds' investments in the Master Portfolios.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Funds. Under the terms of the Investment Advisory

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                              ANNUAL RATE
                                                              -----------
Short-Term Income, Short-Intermediate Government............     0.30%
Bond........................................................     0.40%
Strategic Income............................................     0.50%

                                                                            FEES ON AVERAGE
                                                        FEES ON AVERAGE     DAILY NET ASSETS    FEES ON AVERAGE
                                                        DAILY NET ASSETS        BETWEEN         DAILY NET ASSETS
                                                             UP TO              $200 AND           EXCEEDING
                                                          $200 MILLION        $250 MILLION        $250 MILLION
                                                        --------------------------------------------------------
Government Securities.................................       0.50%               0.45%               0.40%

The Feeder Funds indirectly pay for investment advisory services through their investments in their corresponding Master Portfolios (see Note 2 of Notes to financial statements of the Master Portfolios).

The High Yield Bond Feeder Fund indirectly pays for sub-advisory services through its investments in its corresponding Master Portfolio (See Note 2 of Notes to financial statements of the Master Portfolios).

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of the average daily net assets of all Funds except for Intermediate Bond Fund, which pays a monthly fee at the maximum annual rate of 0.17% of its average daily net assets and High Yield Bond Fund, which pays a monthly fee at the maximum annual rate of 0.18% of its average daily net assets. For the period beginning August 1, 2003 and until July 31, 2004, BACAP Distributors has agreed to waive 0.05% of its administration fees for Government Securities Fund. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.17% (annualized) of the Funds' average daily net assets (net of waivers and sub-administrator fees) for its administration services.

BACAP and/or its affiliates, from time to time, reduce its fees payable by each Fund. During the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to waive its advisory fees for the Funds set forth below (as a percentage of the Funds' average daily net assets):

Short-Term Income...........................................  0.10%
Government Securities.......................................  0.10%*
Strategic Income............................................  0.10%

---------------

 *Contractual advisory fees are based on asset breakpoints causing this percentage to fluctuate, as the advisory waiver is subject to change in order to maintain a net advisory fee of 0.40% of Government Securities' average daily net assets. The advisory fee waiver presented reflects the maximum advisory fee waiver.

In addition, during the six months ended September 30, 2003 and until July 31, 2004, BACAP has agreed to reimburse expenses and/or waive their fees to the extent that the total expenses (excluding interest expense, shareholder servicing and distribution fees), as a percentage of the respective Fund's average daily net assets, exceed the following annual rates:

FUND                                                          ANNUAL RATE
-------------------------------------------------------------------------
Intermediate Bond Fund......................................     0.81%
High Yield Bond Fund........................................     0.93%

BACAP is entitled to recover from Intermediate Bond Fund any fees waived or expenses reimbursed by BACAP during the three year period following the date of such waiver or reimbursement, to the extent that such recovery would not cause the affected fund to exceed the expense limitations in effect at the time of recovery. At September 30, 2003, for Intermediate Bond Fund no fees were recoverable by BACAP pursuant to this arrangement.

BNY serves as the custodian of Funds Trust's assets. For the six months ended September 30, 2003, expenses of the Funds were reduced by $7,880 under expense offset arrangements with BNY. The Funds could have invested a portion of

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

PFPC Inc. serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. Bank of America is entitled to receive from the transfer agent a fee equal to the costs incurred by Bank of America in providing services pursuant to its obligations as sub-transfer agent at the annual rate of up to 0.01% attributable to the net assets of the Primary A shares of the Funds. For the six months ended September 30, 2003, Bank of America earned approximately $77,759 for providing such services and is included in "Transfer agent fees" in the Statements of operations.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Short-Term Income...........................................      $ 28           $ 15          $--           $10
Short-Intermediate Government...............................        69              5           45             6
Government Securities.......................................        58             --           88             3
Intermediate Bond...........................................        17              1           14             1
Bond........................................................        25             12           14             1
Strategic Income............................................        81              1           17             1
High Yield Bond.............................................       615            189           91            68

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

Funds Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, another portfolio of Funds Trust. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

Certain Funds have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Fund from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

Certain Funds have invested in portfolios contained within the various Nations Trusts, pursuant to an exemptive order received from the Securities and Exchange Commission. Bond Fund has invested in Convertible Securities Fund, a portfolio of Funds Trust. Strategic Income Fund and Bond Fund have invested in High Yield Portfolio, a portfolio of Master Trust. The income earned from such investments is included in their Statements of operations as "Dividend income from affiliated funds". BACAP has agreed to waive advisory fees on Bond Fund's investment in Convertible Securities Fund and this waiver is included in Bond Fund's Statement of operations as "Fees waived by investment advisor, administrator and/or distributor".

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Fund and a combined distribution and shareholder servicing plan for the Investor A Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Funds to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the applicable classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Fund directly to the applicable share class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP Distributors.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE    PLAN
                                                               WAIVERS)     LIMIT
                                                              -------------------
Investor A Combined Distribution and Shareholder Servicing
  Plan......................................................     0.25%*     0.25%
Investor B and Investor C Shareholder Servicing Plans.......     0.25%      0.25%
Investor B and Investor C Distribution Plans................     0.75%      0.75%

---------------

 *Short-Term Income Fund pays its shareholder servicing fees under a separate servicing plan.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Short-Term Income...........................................  $349,930     $ 91,736
Bond........................................................   481,252      307,508
Strategic Income............................................    35,933       12,324

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES       SALES
                                                                (000)         (000)
                                                              ------------------------
Short-Term Income...........................................  $1,050,223    $1,088,770
Short-Intermediate Government...............................     739,029       749,514
Government Securities.......................................     416,331       393,880
Bond........................................................   4,432,891     4,303,242
Strategic Income............................................     350,139       321,740

5.  FUTURES CONTRACTS

At September 30, 2003, the following Funds had futures contracts open:

                                                                                                                  UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED       OF CONTRACTS    (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)             (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (245)         $ (26,742)         $(27,800)        $(1,058)
                                                                                                                   =======
SHORT-INTERMEDIATE GOVERNMENT FUND:
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      296             32,116            33,929         $ 1,813
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (367)           (40,148)          (41,643)         (1,496)
U.S. 20 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       25              2,616             2,804             188
                                                                                                                   -------
  Total net unrealized appreciation.........................                                                       $   505
                                                                                                                   =======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                                  UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED       OF CONTRACTS    (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)             (000)            (000)
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND:
U.S. 10 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      103          $  11,236          $ 11,806         $   570
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2003(a)..........................................      235             24,565            26,357           1,792
U.S. 2 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................      (15)            (3,190)           (3,234)            (44)
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (201)           (22,057)          (22,808)           (751)
                                                                                                                   -------
  Total net unrealized depreciation.........................                                                       $ 1,567
                                                                                                                   =======
BOND FUND:
U.S. 2 year Treasury Note Futures (long position) expiring
  September 2003(a).........................................      250             53,160            53,899         $   739
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (337)           (37,294)          (38,239)           (945)
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (699)           (76,036)          (80,123)         (4,087)
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2003(a)..........................................    1,140            119,372           127,858           8,486
                                                                                                                   -------
  Total net unrealized depreciation.........................                                                       $ 4,193
                                                                                                                   =======
STRATEGIC INCOME FUND:
90 Day Euro Futures (long position) expiring March
  2004(a)...................................................       80             19,690            19,767         $    77
U.S. 2 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       20              4,254             4,312              58
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................       25              2,731             2,837             106
U.S. 10 year Treasury Bond Futures (short position) expiring
  December 2003(a)..........................................       (2)              (217)             (229)            (12)
U.S. 20 year Treasury Bond Futures (long position) expiring
  December 2003(a)..........................................       64              6,743             7,178             435
U.S. 5 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................     (239)           (26,263)          (27,119)           (856)
                                                                                                                   -------
  Total net unrealized depreciation.........................                                                       $  (192)
                                                                                                                   =======

---------------

(a)Securities have been segregated as collateral for the Fund's open futures contracts.

6.  WRITTEN OPTIONS

Written options for the six months ended September 30, 2003 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS (FUND)                             CONTRACTS     (000)
-----------------------------------------------------------------------------------
SHORT INTERMEDIATE GOVERNMENT:
Outstanding at March 31, 2003...............................        24     $   153
Contracts opened............................................       241       1,354
Contracts closed............................................       (89)       (481)
Contracts expired...........................................      (176)     (1,025)
                                                               -------     -------
Outstanding at September 30, 2003...........................        --     $    --
                                                               =======     =======
GOVERNMENT SECURITIES:
Outstanding at March 31, 2003...............................        12     $    77
Contracts opened............................................       122         686
Contracts closed............................................       (45)       (243)
Contracts expired...........................................       (89)       (520)
                                                               -------     -------
Outstanding at September 30, 2003...........................        --     $    --
                                                               =======     =======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS (FUND)                             CONTRACTS     (000)
-----------------------------------------------------------------------------------
BOND:
Outstanding at March 31, 2003...............................    12,135     $ 1,143
Contracts opened............................................     1,287       8,079
Contracts closed............................................      (512)     (3,626)
Contracts expired...........................................   (12,895)     (5,309)
                                                               -------     -------
Outstanding at September 30, 2003...........................        15     $   287
                                                               =======     =======
STRATEGIC INCOME:
Outstanding at March 31, 2003...............................         2     $    16
Contracts opened............................................        62         354
Contracts closed............................................       (21)       (119)
Contracts expired...........................................       (43)       (251)
                                                               -------     -------
Outstanding at September 30, 2003...........................        --     $    --
                                                               =======     =======

7.  FORWARD FOREIGN CURRENCY CONTRACTS

At September 30, 2003, the following Funds had forward foreign currency contracts outstanding:

                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:
CONTRACTS TO BUY
Expiring November 18, 2003............  Australian Dollar            1,158          $    753         $    779         $     26
Expiring November 18, 2003............  Australian Dollar            1,500               982            1,010               28
Expiring October 16, 2003.............  Australian Dollar            1,534             1,000            1,036               36
Expiring October 17, 2003.............         Euro                  1,000             1,117            1,164               47
Expiring October 17, 2003.............         Euro                  1,000             1,164            1,164               --*
Expiring November 13, 2003............     Japanese Yen            287,155             2,500            2,574               74
Expiring December 16, 2003............    Thailand Baht             40,078             1,000            1,004                4
Expiring December 16, 2003............    Taiwan Dollar             33,300             1,000              995               (5)
                                                                                                                      --------
Net unrealized appreciation...........                                                                                $    210
                                                                                                                      --------
CONTRACTS TO SELL:
Expiring November 18, 2003............   Canadian Dollar            (1,043)             (753)            (771)        $    (18)
Expiring November 18, 2003............   Canadian Dollar            (1,382)             (982)          (1,021)             (39)
Expiring October 17, 2003.............     Swiss Franc              (1,549)           (1,117)          (1,173)             (56)
Expiring October 17, 2003.............     Swiss Franc              (1,539)           (1,164)          (1,166)              (2)
Expiring November 13, 2003............     Japanese Yen           (290,493)           (2,500)          (2,603)            (103)
                                                                                                                      --------
Net unrealized depreciation...........                                                                                $   (218)
                                                                                                                      --------
Total net unrealized depreciation.....                                                                                $     (8)
                                                                                                                      ========
BOND:
CONTRACTS TO BUY
Expiring November 18, 2003............  Australian Dollar            3,091             2,011            2,081         $     70
Expiring November 18, 2003............  Australian Dollar            9,168             6,005            6,173              168
Expiring November 18, 2003............  Australian Dollar            3,000             1,912            2,019              107
Expiring October 16, 2003.............  Australian Dollar           12,959             8,500            8,757              257
Expiring October 16, 2003.............  Australian Dollar            1,523             1,000            1,029               29
Expiring October 16, 2003.............  Australian Dollar            3,068             2,000            2,073               73
Expiring November 18, 2003............   Canadian Dollar             2,789             1,969            2,062               93
Expiring October 7, 2003..............         Euro                  2,633             3,000            3,066               66
Expiring October 7, 2003..............         Euro                  2,633             3,000            3,066               66
Expiring October 7, 2003..............         Euro                  1,757             2,000            2,045               45
Expiring October 8, 2003..............         Euro                  1,738             2,000            2,024               24
Expiring November 6, 2003.............         Euro                  7,015             8,000            8,161              161
Expiring October 8, 2003..............         Euro                  3,546             4,000            4,129              129
Expiring October 7, 2003..............         Euro                  5,323             6,000            6,198              198

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring October 7, 2003..............         Euro                  3,544          $  4,000         $  4,126         $    126
Expiring October 6, 2003..............         Euro                  2,670             3,000            3,109              109
Expiring October 7, 2003..............         Euro                  3,567             4,000            4,153              153
Expiring October 6, 2003..............         Euro                  2,696             3,000            3,140              140
Expiring October 6, 2003..............         Euro                  2,675             3,000            3,115              115
Expiring October 7, 2003..............         Euro                  2,688             3,000            3,130              130
Expiring October 6, 2003..............         Euro                  1,807             2,000            2,104              104
Expiring October 7, 2003..............         Euro                  1,830             2,000            2,130              130
Expiring October 9, 2003..............         Euro                  2,000             2,191            2,329              138
Expiring October 9, 2003..............         Euro                  1,833             2,000            2,134              134
Expiring October 9, 2003..............         Euro                  3,629             4,000            4,225              225
Expiring October 7, 2003..............         Euro                  2,761             3,000            3,214              214
Expiring October 7, 2003..............         Euro                  4,624             5,000            5,384              384
Expiring October 17, 2003.............         Euro                  2,780             3,000            3,237              237
Expiring October 17, 2003.............         Euro                 16,000            17,879           18,624              745
Expiring October 7, 2003..............         Euro                  1,000             1,164            1,164               --*
                                          British Pound
Expiring October 15, 2003.............       Sterling                2,500             3,962            4,149              187
                                          British Pound
Expiring October 15, 2003.............       Sterling                1,000             1,586            1,660               74
Expiring October 23, 2003.............   Hungarian Forint        1,904,000             7,871            8,669              798
Expiring October 23, 2003.............   Hungarian Forint          817,260             3,445            3,721              276
Expiring October 23, 2003.............   Hungarian Forint          264,400             1,116            1,204               88
Expiring October 6, 2003..............    Iceland Krona            766,800             9,903           10,021              118
Expiring October 7, 2003..............    Iceland Krona            423,500             5,469            5,534               65
Expiring October 7, 2003..............    Iceland Krona            212,200             2,741            2,773               32
Expiring October 7, 2003..............    Iceland Krona            211,575             2,732            2,765               33
Expiring October 7, 2003..............    Iceland Krona            211,637             2,733            2,765               32
Expiring October 9, 2003..............    Iceland Krona             85,270             1,069            1,114               45
Expiring October 9, 2003..............    Iceland Krona             84,910             1,073            1,109               36
Expiring October 8, 2003..............    Iceland Krona             84,260             1,062            1,101               39
Expiring October 7, 2003..............    Iceland Krona             84,177             1,091            1,100                9
Expiring October 9, 2003..............    Iceland Krona            210,500             2,718            2,750               32
Expiring October 8, 2003..............    Iceland Krona             84,180             1,087            1,100               13
Expiring October 7, 2003..............    Iceland Krona             84,190             1,088            1,100               12
Expiring October 9, 2003..............    Iceland Krona             84,073             1,096            1,098                2
Expiring October 7, 2003..............    Iceland Krona            168,080             2,192            2,196                4
Expiring October 7, 2003..............    Iceland Krona             84,220             1,098            1,100                2
Expiring October 7, 2003..............    Iceland Krona            127,035             1,663            1,660               (3)
Expiring November 6, 2003.............    Iceland Krona             84,710             1,105            1,104               (1)
Expiring November 6, 2003.............    Iceland Krona             84,550             1,103            1,102               (1)
Expiring November 6, 2003.............    Iceland Krona             85,020             1,109            1,108               (1)
Expiring November 6, 2003.............    Iceland Krona             84,710             1,117            1,105              (12)
Expiring November 6, 2003.............    Iceland Krona             84,850             1,119            1,106              (13)
Expiring November 6, 2003.............    Iceland Krona             84,790             1,118            1,106              (12)
Expiring November 6, 2003.............    Iceland Krona            169,880             2,240            2,215              (25)
Expiring November 6, 2003.............    Iceland Krona            169,840             2,265            2,215              (50)
Expiring November 6, 2003.............    Iceland Krona             85,180             1,133            1,111              (22)
Expiring November 6, 2003.............    Iceland Krona             85,580             1,138            1,116              (22)
Expiring November 6, 2003.............    Iceland Krona             85,430             1,136            1,114              (22)
Expiring November 6, 2003.............    Iceland Krona            170,340             2,266            2,221              (45)
Expiring November 6, 2003.............    Iceland Krona             85,660             1,139            1,117              (22)
Expiring November 6, 2003.............    Iceland Krona             84,970             1,130            1,108              (22)
Expiring October 9, 2003..............    Iceland Krona            170,060             2,270            2,222              (48)
Expiring November 6, 2003.............    Iceland Krona             86,410             1,160            1,127              (33)
Expiring October 7, 2003..............    Iceland Krona             87,716             1,152            1,146               (6)
Expiring November 6, 2003.............    Iceland Krona             88,430             1,141            1,153               12
Expiring October 7, 2003..............    Iceland Krona            155,440             2,000            2,031               31

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring November 13, 2003............     Japanese Yen            345,183          $  3,000         $  3,094         $     94
Expiring November 13, 2003............     Japanese Yen            345,184             2,000            2,059               59
Expiring October 30, 2003.............     Polish Zloty             34,789             9,031            8,813             (218)
Expiring December 16, 2003............    Thailand Baht             80,038             2,000            2,005                5
Expiring December 16, 2003............    Taiwan Dollar             66,600             2,000            1,991               (9)
                                                                                                                      --------
Net unrealized appreciation...........                                                                                $  6,081
                                                                                                                      --------
CONTRACTS TO SELL:
Expiring November 18, 2003............  Australian Dollar           (3,048)           (1,969)          (2,053)        $    (84)
Expiring November 18, 2003............   Canadian Dollar            (2,784)           (2,011)          (2,058)             (47)
Expiring November 18, 2003............   Canadian Dollar            (8,445)           (6,005)          (6,244)            (239)
Expiring November 18, 2003............   Canadian Dollar            (2,659)           (1,912)          (1,966)             (54)
Expiring October 17, 2003.............     Swiss Franc             (24,776)          (17,879)         (18,769)            (890)
Expiring October 17, 2003.............     Swiss Franc              (1,539)           (1,164)          (1,166)              (2)
Expiring October 6, 2003..............         Euro                 (9,000)           (9,903)         (10,480)            (577)
Expiring October 7, 2003..............         Euro                 (5,000)           (5,469)          (5,822)            (353)
Expiring October 7, 2003..............         Euro                 (2,500)           (2,741)          (2,911)            (170)
Expiring October 7, 2003..............         Euro                 (2,500)           (2,732)          (2,911)            (179)
Expiring October 7, 2003..............         Euro                 (2,500)           (2,733)          (2,911)            (178)
Expiring October 9, 2003..............         Euro                 (1,000)           (1,069)          (1,164)             (95)
Expiring October 9, 2003..............         Euro                 (1,000)           (1,073)          (1,164)             (91)
Expiring October 8, 2003..............         Euro                 (1,000)           (1,062)          (1,164)            (102)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,091)          (1,164)             (73)
Expiring October 9, 2003..............         Euro                 (2,500)           (2,718)          (2,911)            (193)
Expiring October 8, 2003..............         Euro                 (1,000)           (1,087)          (1,164)             (77)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,088)          (1,164)             (76)
Expiring October 9, 2003..............         Euro                 (1,000)           (1,095)          (1,164)             (69)
Expiring October 7, 2003..............         Euro                 (2,000)           (2,192)          (2,329)            (137)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,098)          (1,164)             (66)
Expiring October 7, 2003..............         Euro                 (1,500)           (1,663)          (1,746)             (83)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,105)          (1,163)             (58)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,103)          (1,163)             (60)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,109)          (1,163)             (54)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,117)          (1,163)             (46)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,119)          (1,163)             (44)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,118)          (1,163)             (45)
Expiring November 6, 2003.............         Euro                 (2,000)           (2,240)          (2,327)             (87)
Expiring November 6, 2003.............         Euro                 (2,000)           (2,265)          (2,327)             (62)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,133)          (1,163)             (30)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,138)          (1,163)             (25)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,136)          (1,163)             (27)
Expiring November 6, 2003.............         Euro                 (2,000)           (2,266)          (2,327)             (61)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,139)          (1,163)             (24)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,130)          (1,163)             (33)
Expiring October 9, 2003..............         Euro                 (2,000)           (2,270)          (2,329)             (59)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,160)          (1,163)              (3)
Expiring October 7, 2003..............         Euro                 (1,000)           (1,152)          (1,164)             (12)
Expiring November 6, 2003.............         Euro                 (1,000)           (1,141)          (1,163)             (22)
Expiring October 23, 2003.............         Euro                 (7,000)           (7,871)          (8,146)            (275)
Expiring October 23, 2003.............         Euro                 (3,000)           (3,445)          (3,491)             (46)
Expiring October 23, 2003.............         Euro                 (1,000)           (1,116)          (1,164)             (48)
Expiring October 9, 2003..............         Euro                   (920)           (1,000)          (1,071)             (71)
Expiring October 15, 2003.............         Euro                 (3,544)           (3,962)          (4,125)            (163)
Expiring October 15, 2003.............         Euro                 (1,418)           (1,586)          (1,650)             (64)
Expiring October 7, 2003..............    Iceland Krona           (233,430)           (3,000)          (3,050)             (50)
Expiring October 7, 2003..............    Iceland Krona           (155,820)           (2,000)          (2,036)             (36)
Expiring October 7, 2003..............    Iceland Krona            (77,710)           (1,000)          (1,015)             (15)
Expiring November 6, 2003.............    Iceland Krona           (154,570)           (2,000)          (2,016)             (16)

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring November 6, 2003.............    Iceland Krona           (154,830)         $ (2,000)        $ (2,019)        $    (19)
Expiring November 6, 2003.............    Iceland Krona           (155,210)           (2,000)          (2,024)             (24)
Expiring November 6, 2003.............    Iceland Krona           (155,210)           (2,000)          (2,028)             (28)
Expiring October 7, 2003..............    Iceland Krona           (313,380)           (4,000)          (4,095)             (95)
Expiring October 8, 2003..............    Iceland Krona           (313,240)           (4,000)          (4,093)             (93)
Expiring October 7, 2003..............    Iceland Krona           (156,320)           (2,000)          (2,043)             (43)
Expiring October 8, 2003..............    Iceland Krona           (236,055)           (3,000)          (3,084)             (84)
Expiring October 7, 2003..............    Iceland Krona           (240,960)           (3,000)          (3,148)            (148)
Expiring October 7, 2003..............    Iceland Krona           (159,960)           (2,000)          (2,090)             (90)
Expiring November 6, 2003.............    Iceland Krona           (241,380)           (3,000)          (3,147)            (147)
Expiring October 7, 2003..............    Iceland Krona           (160,400)           (2,000)          (2,096)             (96)
Expiring October 7, 2003..............    Iceland Krona           (155,440)           (2,000)          (2,031)             (31)
Expiring October 7, 2003..............    Iceland Krona           (155,440)           (2,000)          (2,031)             (31)
Expiring November 6, 2003.............    Iceland Krona           (240,699)           (3,000)          (3,139)            (139)
Expiring October 7, 2003..............    Iceland Krona           (159,800)           (2,000)          (2,088)             (88)
Expiring October 7, 2003..............    Iceland Krona           (160,540)           (2,000)          (2,098)             (98)
Expiring October 7, 2003..............    Iceland Krona            (80,130)           (1,000)          (1,047)             (47)
Expiring October 9, 2003..............    Iceland Krona           (160,720)           (2,000)          (2,100)            (100)
Expiring November 6, 2003.............    Iceland Krona           (162,130)           (2,000)          (2,114)            (114)
Expiring November 6, 2003.............    Iceland Krona           (162,180)           (2,000)          (2,115)            (115)
Expiring October 7, 2003..............    Iceland Krona            (81,460)           (1,000)          (1,064)             (64)
Expiring November 6, 2003.............    Iceland Krona            (81,750)           (1,000)          (1,066)             (66)
Expiring November 6, 2003.............    Iceland Krona           (163,480)           (2,000)          (2,132)            (132)
Expiring November 6, 2003.............    Iceland Krona           (165,900)           (2,000)          (2,163)            (163)
Expiring October 7, 2003..............    Iceland Krona            (82,750)           (1,000)          (1,081)             (81)
Expiring November 6, 2003.............    Iceland Krona           (164,860)           (2,000)          (2,150)            (150)
Expiring October 7, 2003..............    Iceland Krona            (82,880)           (1,000)          (1,083)             (83)
Expiring October 7, 2003..............    Iceland Krona            (82,640)           (1,000)          (1,080)             (80)
Expiring November 13, 2003............     Japanese Yen           (347,760)           (3,000)          (3,118)            (118)
Expiring November 13, 2003............     Japanese Yen           (232,394)           (2,000)          (2,083)             (83)
Expiring October 30, 2003.............     Polish Zloty            (34,789)           (8,740)          (8,813)             (73)
                                                                                                                      --------
Net unrealized depreciation...........                                                                                $ (8,094)
                                                                                                                      --------
Total net unrealized depreciation.....                                                                                $ (2,013)
                                                                                                                      ========
STRATEGIC INCOME FUND:
CONTRACTS TO BUY
Expiring November 18, 2003............  Australian Dollar              382               248              257         $      9
Expiring October 16, 2003.............  Australian Dollar              762               500              515               15
Expiring November 18, 2003............  Australian Dollar              800               524              539               15
Expiring October 16, 2003.............  Australian Dollar              767               500              518               18
Expiring October 7, 2003..............         Euro                    892             1,000            1,038               38
Expiring October 9, 2003..............         Euro                    920             1,000            1,071               71
Expiring October 17, 2003.............         Euro                  1,500             1,676            1,746               70
Expiring October 17, 2003.............         Euro                    500               582              582               --*
Expiring October 23, 2003.............   Hungarian Forint          132,200               558              602               44
Expiring December 30, 2003............   Hungarian Forint          238,977             1,037            1,071               34
Expiring October 3, 2003..............    Iceland Krona             85,200             1,100            1,113               13
Expiring October 7, 2003..............    Iceland Krona             42,089               546              550                4
Expiring November 6, 2003.............    Iceland Krona             21,253               277              277               --*
Expiring October 7, 2003..............    Iceland Krona             21,929               288              287               (1)
Expiring November 13, 2003............     Japanese Yen             57,431               500              515               15
Expiring December 26, 2003............     Polish Zloty              5,176             1,297            1,303                6

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                  VALUE OF          VALUE OF                         UNREALIZED
                                                                  CONTRACT        CONTRACT WHEN    MARKET VALUE    APPRECIATION/
                                                                WHEN OPENED          OPENED        OF CONTRACT     (DEPRECIATION)
                                              LOCAL           (LOCAL CURRENCY)    (US DOLLARS)     (US DOLLARS)     (US DOLLARS)
DESCRIPTION                                  CURRENCY              (000)              (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Expiring December 26, 2003............     Polish Zloty              5,194          $  1,315         $  1,308         $     (7)
Expiring December 16, 2003............    Thailand Baht             40,019             1,000            1,002                2
                                                                                                                      --------
Net unrealized appreciation...........                                                                                $    346
                                                                                                                      --------
CONTRACTS TO SELL:
Expiring November 18, 2003............   Canadian Dollar              (344)             (248)            (254)        $     (6)
Expiring November 18, 2003............   Canadian Dollar              (737)             (524)            (545)             (21)
Expiring October 17, 2003.............     Swiss Franc              (2,323)           (16,76)          (1,760)             (84)
Expiring October 17, 2003.............     Swiss Franc                (769)             (582)            (583)              (1)
Expiring October 3, 2003..............         Euro                 (1,000)           (1,100)          (1,164)             (64)
Expiring October 7, 2003..............         Euro                   (500)             (546)            (582)             (36)
Expiring November 6, 2003.............         Euro                   (250)             (277)            (291)             (14)
Expiring October 7, 2003..............         Euro                   (250)             (288)            (291)              (3)
Expiring October 23, 2003.............         Euro                   (500)             (558)            (582)             (24)
Expiring December 30, 2003............   Hungarian Forint         (245,409)           (1,049)          (1,100)             (51)
Expiring December 30, 2003............   Hungarian Forint         (238,977)             (983)          (1,071)             (88)
Expiring October 7, 2003..............    Iceland Krona            (79,910)           (1,000)          (1,044)             (44)
Expiring October 7, 2003..............    Iceland Krona            (82,750)           (1,000)          (1,081)             (81)
Expiring November 13, 2003............     Japanese Yen            (58,099)             (500)            (521)             (21)
Expiring December 26, 2003............     Polish Zloty            (10,370)           (2,673)          (2,610)              63
Expiring December 16, 2003............  South African Rand          (5,102)             (691)            (719)             (28)
                                                                                                                      --------
Net unrealized depreciation...........                                                                                $    503)
                                                                                                                      --------
Total net unrealized depreciation.....                                                                                $   (157)
                                                                                                                      ========

---------------

 *Amount represents less than $500.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


8.  SWAP CONTRACTS

At September 30, 2003, the following Funds had swap contracts outstanding:

                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INCOME FUND:

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................  $   40,000       AFRICAN JIBAR             9.685%               $   82

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................      40,000       AFRICAN JIBAR             9.780%                  104

Contract with Citigroup,
  effective September 30, 2003, expiring                      3-month SOUTH
  September 30, 2008(a)....................      15,000       AFRICAN JIBAR             9.300%                   (2)

Contract with Morgan Stanley,
  effective August 4, 2003, expiring                           3-month NZD
  August 4, 2008(a)........................      20,000            BBR                  5.863%                 (107)

Contract with Morgan Stanley,
  effective August 8, 2003, expiring                           3-month NZD
  August 8, 2008(a)........................      20,000            BBR                  6.010%                  (34)

Contract with Morgan Stanley,
  effective August 1, 2003, expiring                                                  3-month AUD
  August 1, 2008(a)........................      17,000          5.300%                   BBR                    42

Contract with Morgan Stanley,
  effective August 7, 2003, expiring                                                  3-month AUD
  August 7, 2008(a)........................      17,000          5.430%                   BBR                   (61)

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................      43,000          factor                 +0.44%                   --
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $   24
                                                                                                             ======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
SHORT-INTERMEDIATE GOVERNMENT FUND:

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2006(a)...........................  $   14,000       3-month LIBOR             5.474%               $1,195

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2004(a)...........................      18,000       3-month LIBOR             5.074%                  408

Contract with Salomon Smith Barney,                        U.S. Treasury Strip
  effective November 12, 2002, expiring                        Compounding           3-month LIBOR
  May 15, 2017(a)..........................       7,466         Interest                -0.08%                  (62)

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................       6,500          factor                 +0.44%                   --
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $1,541
                                                                                                             ======

GOVERNMENT SECURITIES FUND:

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2004(a)...........................      13,200       3-month LIBOR             5.074%                  300

Contract with Lehman Brothers,
  effective May 1, 2001, expiring
  May 1, 2006(a)...........................       6,500       3-month LIBOR             6.000%                  554

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................       5,600          factor                 +0.44%                   --

Contract with Salomon Smith Barney,                        U.S. Treasury Strip
  effective November 12, 2002, expiring                        Compounding           3-month LIBOR
  May 15, 2017(a)..........................       3,781         Interest                -0.08%                  (32)
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $  822
                                                                                                             ======

BOND FUND:

Contract with Citigroup,
  effective April 18, 2003 expiring
  June 20, 2008(a).........................       7,000            (b)                    (b)                    81

Contract with Citigroup,
  effective April 23, 2003 expiring
  June 20, 2008(a).........................       7,000       3-month LIBOR             3.380%                   10

Contract with Citigroup,
  effective July 10, 2003 expiring                            3-month SOUTH
  July 10, 2013(a).........................      50,000       AFRICAN JIBAR             9.680%                   13

Contract with Citigroup,
  effective July 17, 2003 expiring                            3-month SOUTH
  July 17, 2013(a).........................      50,000       AFRICAN JIBAR             9.760%                   48

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
Contract with Citigroup,
  effective July 29, 2003 expiring                            3-month SOUTH
  July 29, 2013(a).........................  $   50,000       AFRICAN JIBAR             9.610%               $  (24)

Contract with Citigroup,
  effective August 23, 2003 expiring                                                 3-month SOUTH
  August 23, 2004(a).......................      50,000          9.330%              AFRICAN JIBAR              (51)

Contract with Citigroup,
  effective September 30, 2003, expiring                      3-month SOUTH
  September 30, 2008(a)....................      50,000       AFRICAN JIBAR             9.300%                   (5)

Contract with JP Morgan Chase,
  effective April 3, 2003, expiring                          28 day Mexican
  March 27, 2008(a)........................     320,000           TIIE                  9.900%                2,499

Contract with JP Morgan Chase,
  effective May 15, 2003, expiring                           28 day Mexican
  May 8, 2008(a)...........................     170,000           TIIE                  8.800%                  652

Contract with JP Morgan Chase,
  effective June 5, 2003, expiring                            3-month SOUTH
  June 5, 2013(a)..........................     100,000       AFRICAN JIBAR             9.340%                 (302)

Contract with JP Morgan Chase,
  effective June 12, 2003, expiring                         6-month Hungarian
  June 12, 2008(a).........................   7,000,000           BUBOR                 6.320%                 (945)

Contract with JP Morgan Chase, effective
  June 23, 2003, expiring                                     3-month SOUTH
  June 23, 2013(a).........................      50,000       AFRICAN JIBAR             9.310%                 (154)

Contract with JP Morgan Chase,
  effective June 30, 2003, expiring                           3-month SOUTH
  June 30, 2013(a).........................      50,000       AFRICAN JIBAR             9.380%                 (119)

Contract with JP Morgan Chase,
  effective July 4, 2003, expiring                           28 day Mexican
  June 27, 2008(a).........................      75,000           TIIE                  8.350%                  158

Contract with JP Morgan Chase,
  effective July 7, 2003, expiring                          6-month Hungarian
  July 7, 2008(a)..........................   2,000,000           BUBOR                 7.080%                  (37)

Contract with JP Morgan Chase,
  effective July 30, 2003, expiring                                                  3-month SOUTH
  July 30, 2004(a).........................     200,000          9.100%              AFRICAN JIBAR             (132)

Contract with Lehman Brothers,
  effective November 1, 2002, expiring                        1-month LIBOR        Lehman Baa Index
  November 1, 2003(a)......................      39,500          +0.90%              Total return               951

Contract with Morgan Stanley,
  effective January 8, 2003, expiring                                                 3-month AUD
  January 8, 2008(a).......................      25,000          5.280%                   BBR                    25

Contract with Morgan Stanley,
  effective January 8, 2003, expiring                                                 3-month AUD
  January 8, 2008(a).......................      25,000          5.210%                   BBR                    76

Contract with Morgan Stanley,
  effective January 8, 2003, expiring                          3-month NZD
  January 8, 2008(a).......................      28,000            BBR                  6.450%                  263

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
Contract with Morgan Stanley,
  effective January 9, 2003, expiring                          3-month NZD
  January 9, 2008(a).......................  $   28,000            BBR                  6.400%               $  231

Contract with Morgan Stanley,
  effective April 23, 2003, expiring                           3-month NZD
  April 23, 2013(a)........................      66,000            BBR                  6.285%                 (165)

Contract with Morgan Stanley,
  effective April 23, 2003, expiring                                                  3-month AUD
  April 23, 2013(a)........................      55,000          5.485%                   BBR                   108

Contract with Morgan Stanley,
  effective April 29, 2003, expiring                                                  3-month AUD
  April 29, 2013(a)........................      55,000          5.380%                   BBR                   402

Contract with Morgan Stanley,
  effective April 29, 2003, expiring                           3-month NZD
  April 29, 2013(a)........................      66,000            BBR                  6.130%                 (604)

Contract with Morgan Stanley,
  effective June 2, 2003, expiring                            6-month SOUTH
  June 2, 2013(a)..........................     200,000       AFRICAN JIBAR             9.780%                  195

Contract with Morgan Stanley,
  effective June 2, 2003, expiring                                                   3-month SOUTH
  June 2, 2008(a)..........................     200,000          9.880%              AFRICAN JIBAR             (626)

Contract with Morgan Stanley,
  effective July 21, 2003, expiring                                                   6-month AUD
  July 21, 2008(a).........................      25,000          5.150%                   BBR                   132

Contract with Morgan Stanley,
  effective July 22, 2003, expiring                            3-month NZD
  July 22, 2008(a).........................      28,000            BBR                  5.660%                 (286)

Contract with Morgan Stanley,
  effective August 1, 2003, expiring                                                  3-month AUD
  August 1, 2008(a)........................      25,000          5.300%                   BBR                    27

Contract with Morgan Stanley,
  effective August 4, 2003, expiring                           3-month NZD
  August 4, 2008(a)........................      28,000            BBR                  5.863%                 (150)

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................      47,000          factor                 +0.44%                   --

Contract with Salomon Smith Barney,                        U.S. Treasury Strip
  effective November 12, 2002, expiring                        Compounding           3-month LIBOR
  May 15, 2017(a)..........................      36,614         Interest                -0.08%                 (306)

Contract with Salomon Smith Barney,
  effective January 27, 2003, expiring                         6-month GBP
  January 28, 2013(a)......................      10,000           LIBOR                 4.565%                 (192)

Contract with Salomon Smith Barney,
  effective January 27, 2003, expiring                                                6-month GBP
  January 27, 2033(a)......................       5,000          4.560%                  LIBOR                  266
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $2,039
                                                                                                             ======

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                                                           UNREALIZED
                                              NOTIONAL                                 PAYMENTS          APPRECIATION/
                                               AMOUNT       PAYMENTS MADE BY          RECEIVED BY        (DEPRECIATION)
DESCRIPTION                                    (000)            THE FUND               THE FUND              (000)
-----------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME:

Contract with Lehman Brothers,
  effective November 1, 2002, expiring                        1-month LIBOR        Lehman Baa Total
  November 1, 2003(a)......................  $      900          +0.90%              Return Index            $   22

                                                               Lehman CMBS
                                                                Aaa Index
                                                             (Prior floating
                                                                  rate
Contract with Morgan Stanley,                                 minus current           Lehman CMBS
  effective September 30, 2003, expiring                    floating rate) x       Aaa Index Spread
  December 31, 2003(a).....................       3,200          factor                 +0.44%                   --

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................      10,000       AFRICAN JIBAR             9.780%                   26

Contract with JP Morgan,
  effective September 11, 2003, expiring                      3-month SOUTH
  September 11, 2008(a)....................      10,000       AFRICAN JIBAR             9.685%                   20

Contract with JP Morgan,
  effective June 19, 2003, expiring                          28 day Mexican
  June 12, 2008(a).........................      15,000           TIIE                  8.350%                   26

Contract with JP Morgan,
  effective July 4, 2003, expiring                           28 day Mexican
  June 27, 2008(a).........................      15,000           TIIE                  8.350%                   32
                                                                                                             ------

Total net unrealized appreciation..........                                                                  $  126
                                                                                                             ======

---------------

(a)Fair value.

(b)Wells Fargo Credit Default Swap -- The Fund assumes risk on Wells Fargo Credit rating. The Fund receives 0.30% of the notional amount of the contract.

9.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

              SHORT-INTERMEDIATE GOVERNMENT/INTERMEDIATE BOND/BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
-----------------------------------------------------------------------------------------------
-- after November 15, 1998                                           Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                        Six years
  $250,000 - $499,999                                                  Six years
  $500,000 - $999,999                                                 Five years
-- before August 1, 1997                                               Six Years

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


             GOVERNMENT SECURITIES/STRATEGIC INCOME/HIGH YIELD BOND

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
-----------------------------------------------------------------------------------------------
-- after November 15, 1998                                           Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                       Nine years
  $250,000 - $499,999                                                  Six years
  $500,000 - $999,999                                                 Five years
-- before August 1, 1997                                             Eight Years

See Schedules of capital stock activity.

10.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

The Funds had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, there were no borrowings by the Funds under the Agreement.

11.  SECURITIES LENDING

Under an agreement with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Funds had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
FUND                                                                (000)              (000)
------------------------------------------------------------------------------------------------
Short-Term Income...........................................      $189,550           $193,704
Short-Intermediate Government...............................       156,155            160,286
Government Securities.......................................        59,886             61,559
Bond........................................................       238,669            244,405
Strategic Income............................................        10,921             11,191

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


12.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                      NET TAX
                                                                                                                     UNREALIZED
                                                                                                                   APPRECIATION/
                                                                                                                   (DEPRECIATION)
                                                                                                     NET TAX       ON DERIVATIVES
                                                        COST OF                                     UNREALIZED      AND FOREIGN
                                                      INVESTMENTS    GROSS TAX      GROSS TAX     APPRECIATION/     CURRENCY AND
                                                        FOR TAX      UNREALIZED     UNREALIZED    (DEPRECIATION)     NET OTHER
                                                       PURPOSES     APPRECIATION   DEPRECIATION   ON INVESTMENTS       ASSETS
FUND                                                     (000)         (000)          (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income...................................  $1,308,103      $10,478        $(1,636)        $ 8,842          $(1,042)
Short-Intermediate Government.......................     620,170        7,933           (590)          7,343            2,046
Government Securities...............................     293,699        5,805           (625)          5,180            2,389
Intermediate Bond...................................         N/A*         N/A*           N/A*         22,102              289
Bond................................................   3,017,532       66,562         (8,635)         57,927            4,486
Strategic Income....................................     266,449        4,628         (2,242)          2,386             (222)
High Yield..........................................         N/A*         N/A*           N/A*         66,793                3

---------------

 *See corresponding Master Portfolio for tax basis information.

At March 31, 2003, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                       EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING   EXPIRING
                                                       IN 2003    IN 2005    IN 2007    IN 2008    IN 2009    IN 2010    IN 2011
FUND                                                    (000)      (000)      (000)      (000)      (000)      (000)      (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income....................................   $  --      $  --      $  --     $    --     $   --     $   --     $   --
Short-Intermediate Government........................      --         --         --          --         --         --         --
Government Securities................................      --         --         --       1,817         --         --         --
Intermediate Bond....................................      --         --         --          --         --         --         --
Bond.................................................      --         --         --          --         --         --         --
Strategic Income.....................................      --         --         --      11,355      3,544      1,929      3,185
High Yield...........................................      --         --         --          --         --         --         --

The capital loss carryforward for the Government Securities Fund is subject to certain limitations.

During the year ended March 31, 2003, the following Funds utilized capital losses as follows:

                                                                  CAPITAL
                                                              LOSSES UTILIZED
FUND                                                               (000)
-----------------------------------------------------------------------------
Short-Term Income...........................................      $ 6,284
Short-Intermediate Government...............................       13,389
Government Securities.......................................       16,249
Intermediate Bond...........................................        1,683

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Funds elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                              CAPITAL LOSSES    CURRENCY LOSSES
                                                                 DEFERRED          DEFERRED
FUND                                                              (000)              (000)
-----------------------------------------------------------------------------------------------
Short-Term Income...........................................     $    --              --
Short-Intermediate Government...............................          --              --
Government Securities.......................................          --              --
Intermediate Bond...........................................         372              --
Bond........................................................      17,030              --
Strategic Income............................................          --              --
High Yield Bond.............................................       1,360              44

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


13.  REORGANIZATIONS

CHANGE OF REGISTERED INVESTMENT COMPANY

On May 10, 2002, each Fund of Nations Fund Trust, except Intermediate Bond of Nations Reserves listed in the left column below (each a "Fund") reorganized into a newly created successor fund of Nations Fund Trust listed in the right column below, that was substantially identical to the existing Fund. The acquisition was accomplished by a tax-free exchange of shares of each Fund for shares of equal value of the newly created successor fund. The financial statements of each successor fund reflects the historical financial results of each corresponding Fund prior to the reorganization.

FUND                              REORGANIZED INTO A NEWLY CREATED SUCCESSOR FUND
---------------------------------------------------------------------------------
Short-Term Income                    Short-Term Income
Short-Intermediate Government        Short-Intermediate Government
Intermediate Bond                    Intermediate Bond
Bond                                 Bond
Strategic Income                     Strategic Income

CONVERSION OF COMMON TRUST FUNDS

On August 16, 2002, certain Funds, as listed below (each an "Acquiring Fund"), acquired the net assets of certain common trust funds, managed by Bank of America, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation/(depreciation) as of the conversion date were as follows:

                                                                                     TOTAL NET ASSETS         ACQUIRED FUND
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND   UNREALIZED APPRECIATION/
                                              OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION         (DEPRECIATION)
ACQUIRING FUND            ACQUIRED FUND            (000)               (000)               (000)                  (000)
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income     Bank of America             $ 12,475          $  772,232          $  784,707               $   245
                      Short-Term Bond Fund
Short-Intermediate    Bank of America               58,682             480,736             539,418                 2,596
Government            Short- Term
                      Government Fund
Intermediate Bond     Bank of America              439,200             428,904             868,104                 1,199
                      Intermediate Bond
                      Fund
Bond                  Bank of America              217,846           2,314,670           2,532,516                (1,082)
                      Charitable Bond Fund
Bond                  Bank of America Bond         107,442           2,314,670           2,422,112                   (66)
                      Fund

14.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading." The NYAG later announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

The independent Trustees of Funds Trust and Master Trust have engaged independent legal counsel and, through them, independent accountants to determine the extent of any "late trading" or improper "market timing" activity in any of the Funds and to determine the extent of any losses suffered by the Funds from such activity and/or the amount of any disgorgement that should be made. On September 8, 2003, Bank of America Corporation and the Boards of Trustees of Funds Trust and Master Trust jointly announced that: (i) to the extent that the independent counsel and accountants determine that the Funds were adversely affected by any late trading or any discretionary market timing agreement, BACAP would make appropriate restitution; and (ii) BACAP and BACAP Distributors would promptly return to the Funds that were the subject of a market timing agreement all advisory and administration fees they received as a result

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


of such an agreement, irrespective as to whether or not there is an independent determination of any negative impact to any Fund shareholders. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. Bank of America Corporation has also announced the establishment of a restitution fund for shareholders of the Funds who were harmed by the late trading and improper market timing practices of Canary.

With regard only to the commitment noted above to promptly return certain fees, the Funds recorded the following receivables to reflect the return of investment advisory fees earned by BACAP, or its predecessors, (net of waivers) and administration fees earned by BACAP Distributors, or its predecessors, (net of waivers, if any) related to a market timing agreement during the indicated periods as follows: Nations Short-Term Income Fund (May 2001 through June
2003) -- $55,000; Nations Short-Intermediate Government Fund (May 2001 through June 2003) -- $78,000; and Nations Government Securities Fund (October 2001 through October 2001) -- $1,100.

Each receivable is expected to be paid on or about November 28, 2003 and was recorded as a reimbursement in the Statement of operations of each impacted Fund.

The receivables described in the preceding paragraphs reflect only the return of fees received by BACAP and BACAP Distributors as a result of a discretionary market timing agreement, and do not reflect Bank of America Corporation's pledge of restitution to those Funds that were adversely affected by any late trading or any discretionary market timing agreement. A review of the harm to Fund shareholders as a result of any late trading or any discretionary market timing arrangement remains ongoing.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio and

Nations High Yield Bond Master Portfolio Semi-annual Report

                                     SEPTEMBER 30, 2003 (UNAUDITED)
The following pages should be read in conjunction with Nations Intermediate Bond and Nations High Yield Bond Funds' Semi-annual Report.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES -- 3.4%
            ASSET-BACKED -- AUTO LOANS -- 1.8%
$   4,000   AmeriCredit Automobile Receivables Trust, Series 2001-B, Class
              A4,
              5.370% 06/12/08.............................................   $   4,148
      475   Capital Auto Receivables Asset Trust,
              Series 2002-2, Class CTFS,
              4.180% 10/15/07.............................................         486
    1,015   Ford Credit Auto Owner Trust,
              Series 2002-B, Class B,
              5.180% 10/16/06.............................................       1,075
    4,888   Ford Credit Auto Owner Trust,
              Series 2003-A, Class A4A,
              2.700% 06/15/07.............................................       4,967
    2,671   Mitsubishi Motor Credit America, Inc. Automobile Trust,
              Series 2001-1, Class A4,
              5.340% 12/15/05.............................................       2,727
                                                                             ---------
                                                                                13,403
                                                                             ---------
            ASSET-BACKED -- CREDIT CARD RECEIVABLES -- 1.3%
    6,860   Bank One Issuance Trust,
              Series 2002-A4, Class A4, 2.940% 06/16/08...................       7,010
    3,000   MBNA Master Credit Card Trust,
              Series 1998-F, Class A, 1.240%** 02/15/08...................       3,004
                                                                             ---------
                                                                                10,014
                                                                             ---------
            ASSET-BACKED -- HOME EQUITY
              LOANS -- 0.0%+
        6   Bombardier Capital Mortgage Securitization,
              Series 1998-A, Class A3,
              6.230% 04/15/28.............................................           6
      170   First Plus Home Loan Trust,
              Series 1998-2, Class M1,
              7.220% 05/10/24.............................................         175
                                                                             ---------
                                                                                   181
                                                                             ---------
            ASSET-BACKED -- OTHER -- 0.3%
    2,400   CIT Equipment Collateral,
              Series 2002-VT1, Class A4,
              4.670% 12/21/09.............................................       2,494
                                                                             ---------
            TOTAL ASSET-BACKED SECURITIES
              (Cost $25,700)..............................................      26,092
                                                                             ---------
            CORPORATE BONDS AND NOTES -- 35.6%
            AEROSPACE AND DEFENSE -- 0.3%
      317   Boeing Company,
              5.125% 02/15/13(a)..........................................         323
      252   General Dynamics Corporation,
              4.500% 08/15/10.............................................         261
    1,106   Northrop Grumman Corporation,
              7.125% 02/15/11.............................................       1,293
      700   Raytheon Company,
              5.375% 04/01/13.............................................         721
                                                                             ---------
                                                                                 2,598
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            AUTOMOTIVE -- 2.8%
$   4,282   Daimler Chrysler,
              4.050% 06/04/08.............................................   $   4,239
    1,347   Delphi Corporation,
              6.125% 05/01/04.............................................       1,373
      767   Ford Motor Credit Company,
              5.800% 01/12/09.............................................         773
    5,596   Ford Motor Credit Company,
              7.375% 10/28/09.............................................       5,965
    1,708   Ford Motor Credit Company,
              7.375% 02/01/11(a)..........................................       1,797
      988   General Motors Acceptance Corporation,
              6.150% 04/05/07.............................................       1,046
    4,954   General Motors Acceptance Corporation,
              6.875% 09/15/11(a)..........................................       5,142
      559   Toyota Motor Credit Corporation,
              5.625% 11/13/03.............................................         562
                                                                             ---------
                                                                                20,897
                                                                             ---------
            BEVERAGES -- 0.4%
    1,142   Anheuser-Busch Companies, Inc.,
              6.000% 04/15/11.............................................       1,285
    2,016   Cadbury Schweppes,
              5.125% 10/01/13@............................................       2,046
        3   Coca-Cola Company,
              5.750% 03/15/11.............................................           3
                                                                             ---------
                                                                                 3,334
                                                                             ---------
            BROADCASTING AND CABLE -- 1.3%
      740   AOL Time Warner Inc.,
              6.150% 05/01/07.............................................         813
    1,915   AOL Time Warner Inc.,
              6.875% 05/01/12.............................................       2,148
    1,104   Comcast Cable Communications, Inc.,
              6.375% 01/30/06.............................................       1,200
    1,126   Comcast Cable Communications, Inc.,
              7.125% 06/15/13.............................................       1,296
      837   Cox Enterprises, Inc.,
              4.375% 05/01/08@............................................         859
      198   Liberty Media Corporation,
              5.700% 05/15/13(a)..........................................         198
    1,822   Time Warner Inc.,
              8.110% 08/15/06.............................................       2,078
       12   Viacom Inc., Class B,
              7.700% 07/30/10.............................................          15
    1,068   Viacom Inc., Class B,
              6.625% 05/15/11.............................................       1,221
                                                                             ---------
                                                                                 9,828
                                                                             ---------
            CHEMICALS -- BASIC -- 0.3%
    1,622   Dow Chemical Company,
              6.125% 02/01/11.............................................       1,732
      409   Eastman Chemical Company,
              3.250% 06/15/08.............................................         399
                                                                             ---------
                                                                                 2,131
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            CHEMICALS -- SPECIALTY -- 0.4%
$   1,298   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07.............................................   $   1,326
      705   Praxair, Inc.,
              4.750% 07/15/07.............................................         746
    1,192   Praxair, Inc.,
              6.500% 03/01/08.............................................       1,353
                                                                             ---------
                                                                                 3,425
                                                                             ---------
            COMMERCIAL BANKING -- 7.6%
    1,970   AmSouth Bank N.A.,
              4.850% 04/01/13.............................................       1,997
    5,813   Bank One Corporation,
              6.000% 08/01/08.............................................       6,481
    1,204   BB&T Corporation,
              4.750% 10/01/12.............................................       1,217
    3,905   Citigroup Inc.,
              7.250% 10/01/10.............................................       4,625
    3,102   Citigroup Inc.,
              6.000% 02/21/12.............................................       3,431
      597   City National Bank,
              5.125% 02/15/13.............................................         602
    1,696   FleetBoston Financial Corporation,
              7.250% 09/15/05.............................................       1,872
      406   Golden West Financial Corporation,
              4.125% 08/15/07.............................................         423
    1,283   Golden West Financial Corporation,
              4.750% 10/01/12.............................................       1,310
    3,836   J.P. Morgan Chase & Company,
              7.250% 06/01/07.............................................       4,394
    1,375   Key Bank N.A.,
              7.000% 02/01/11.............................................       1,603
    1,028   Mellon Funding Corporation,
              4.875% 06/15/07.............................................       1,104
      900   Mellon Funding Corporation,
              6.700% 03/01/08.............................................       1,029
        8   Mellon Funding Corporation,
              6.400% 05/14/11.............................................           9
    1,968   National City Bank,
              4.625% 05/01/13(a)..........................................       1,983
    1,385   PNC Funding Corporation,
              7.000% 09/01/04.............................................       1,459
    2,677   PNC Funding Corporation,
              5.750% 08/01/06.............................................       2,913
    2,253   Popular North America Inc., MTN,
              Series E, 6.125% 10/15/06...................................       2,502
    1,223   Regions Financial Corporation,
              6.375% 05/15/12.............................................       1,373
      738   SouthTrust Bank N.A.,
              4.750% 03/01/13.............................................         741
    3,308   US Bank N.A., Minnesota,
              6.375% 08/01/11.............................................       3,756
       19   Wachovia Corporation,
              6.625% 06/15/04.............................................          20
    4,800   Wachovia Corporation,
              4.950% 11/01/06.............................................       5,176
    2,798   Washington Mutual, Inc.,
              5.625% 01/15/07.............................................       3,044
    3,025   Wells Fargo and Company,
              3.500% 04/04/08(a)..........................................       3,071

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            COMMERCIAL BANKING -- (CONTINUED)
$     850   Wells Fargo Financial, Inc.,
              4.875% 06/12/07.............................................   $     919
                                                                             ---------
                                                                                57,054
                                                                             ---------
            COMPUTER SERVICES -- 0.0%+
      342   Electronic Data Systems Corporation,
              6.000% 08/01/13@............................................         329
                                                                             ---------
            COMPUTERS AND OFFICE
              EQUIPMENT -- 0.4%
      900   International Business Machines Corporation,
              4.750% 11/29/12.............................................         922
    1,863   Pitney Bowes Inc.,
              4.625% 10/01/12.............................................       1,888
                                                                             ---------
                                                                                 2,810
                                                                             ---------
            CONGLOMERATES -- 0.2%
    1,563   Waste Management, Inc.,
              7.375% 08/01/10.............................................       1,827
                                                                             ---------
            CONSUMER CREDIT AND
              MORTGAGES -- 1.1%
    1,120   American Express Company,
              3.750% 11/20/07.............................................       1,154
      674   American Express Credit Corporation,
              3.000% 05/16/08.............................................         666
    1,143   American General Finance, MTN,
              Series H, 2.750% 06/15/08...................................       1,107
    5,292   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06.............................................       5,702
                                                                             ---------
                                                                                 8,629
                                                                             ---------
            CONSUMER SERVICES -- 0.0%+
      328   Monsanto Company,
              4.000% 05/15/08.............................................         333
                                                                             ---------
            DEPARTMENT AND DISCOUNT
              STORES -- 0.6%
        4   Costco Wholesale Corporation,
              5.500% 03/15/07.............................................           4
       10   Target Corporation,
              3.375% 03/01/08(a)..........................................          10
      802   Target Corporation,
              5.375% 06/15/09(a)..........................................         875
      802   Target Corporation,
              5.875% 03/01/12.............................................         885
    2,095   Wal-Mart Stores, Inc.,
              5.450% 08/01/06.............................................       2,284
       40   Wal-Mart Stores, Inc.,
              4.375% 07/12/07.............................................          42
      850   Wal-Mart Stores, Inc.,
              4.550% 05/01/13.............................................         858
                                                                             ---------
                                                                                 4,958
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 92

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 0.0%+
$   5,210   First Data Corporation,
              4.700% 08/01/13.............................................   $     211
                                                                             ---------
            DIVERSIFIED MANUFACTURING -- 0.0%+
        3   Avery Dennison Corporation,
              4.875% 01/15/13.............................................           3
        7   General Electric Company,
              5.000% 02/01/13(a)..........................................           7
                                                                             ---------
                                                                                    10
                                                                             ---------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
      780   Appalachian Power Company,
              Series G,
              3.600% 05/15/08.............................................         777
    1,880   Cinergy Corporation,
              6.250% 09/01/04.............................................       1,954
      571   Dominion Resources, Inc.,
              5.000% 03/15/13(a)..........................................         572
      348   Ohio Edison Company,
              4.000% 05/01/08@............................................         344
      571   Pepco Holdings, Inc.,
              5.500% 08/15/07.............................................         598
                                                                             ---------
                                                                                 4,245
                                                                             ---------
            ELECTRIC POWER -- NUCLEAR -- 0.7%
      525   Duquesne Light Company,
              6.700% 04/15/12.............................................         593
      241   Energy East Corporation,
              6.750% 06/15/12.............................................         269
    1,592   FirstEnergy Corporation,
              Series B,
              6.450% 11/15/11(a)..........................................       1,660
        4   Florida Power & Light Company,
              4.850% 02/01/13.............................................           4
    1,078   Southern Company Capital Funding,
              Series A,
              5.300% 02/01/07.............................................       1,167
      635   Southern Power Company,
              Series B,
              6.250% 07/15/12.............................................         697
    1,032   Virginia Electric and Power Company,
              Series A,
              5.375% 02/01/07.............................................       1,115
                                                                             ---------
                                                                                 5,505
                                                                             ---------
            ENERGY -- MISCELLANEOUS -- 0.5%
      491   Nisource Finance Corporation,
              5.400% 07/15/14.............................................         498
    3,330   Progress Energy, Inc.,
              6.050% 04/15/07.............................................       3,623
                                                                             ---------
                                                                                 4,121
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 3.3%
    1,845   CIT Group Inc.,
              7.375% 04/02/07.............................................       2,114
    5,863   General Electric Capital Corporation, MTN, Series A,
              5.375% 03/15/07.............................................       6,371
    1,694   General Electric Capital Corporation, MTN, Series A,
              4.250% 01/15/08(a)..........................................       1,773

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- (CONTINUED)
$      30   General Electric Capital Corporation, MTN, Series A,
              6.875% 11/15/10.............................................   $      35
    3,413   General Electric Capital Corporation, MTN, Series A,
              5.875% 02/15/12.............................................       3,709
    1,816   Household Finance Corporation,
              5.875% 02/01/09.............................................       1,991
    3,244   Household Finance Corporation,
              6.375% 11/27/12.............................................       3,599
      926   International Lease Finance Corporation,
              4.500% 05/01/08.............................................         964
    1,023   National Rural Utilities Cooperative Finance Corporation,
              3.250% 10/01/07.............................................       1,030
    2,784   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09.............................................       3,065
                                                                             ---------
                                                                                24,651
                                                                             ---------
            FOOD AND DRUG STORES -- 0.5%
    2,444   Fred Meyer, Inc.,
              7.450% 03/01/08.............................................       2,834
      527   The Kroger Company,
              6.800% 04/01/11.............................................         602
      633   The Kroger Company,
              6.750% 04/15/12.............................................         715
                                                                             ---------
                                                                                 4,151
                                                                             ---------
            HEALTH SERVICES -- 0.6%
    1,319   Cardinal Health, Inc.,
              6.750% 02/15/11.............................................       1,531
    1,728   Wellpoint Health Networks Inc.,
              6.375% 06/15/06.............................................       1,908
    1,258   Wellpoint Health Networks Inc.,
              6.375% 01/15/12.............................................       1,408
                                                                             ---------
                                                                                 4,847
                                                                             ---------
            HEAVY MACHINERY -- 0.3%
    1,898   Caterpillar Finance Services Corporation,
              5.950% 05/01/06.............................................       2,073
        7   Caterpillar Inc.,
              6.550% 05/01/11(a)..........................................           8
                                                                             ---------
                                                                                 2,081
                                                                             ---------
            HOUSEHOLD PRODUCTS -- 0.3%
    1,847   Proctor & Gamble Company,
              4.750% 06/15/07.............................................       1,980
                                                                             ---------
            INSURANCE -- 2.4%
      645   AIG Sunamerica Global Financial,
              5.850% 08/01/08@............................................         717
       16   Allstate Corporation,
              6.125% 02/15/12.............................................          18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INSURANCE -- (CONTINUED)
$     998   Allstate Financial Global Funding,
              7.125% 09/26/05@(a).........................................   $   1,103
    5,311   American International Group, Inc., MTN, Series F,
              2.850% 12/01/05.............................................       5,429
      510   Marsh & McLennan Companies, Inc.,
              3.625% 02/15/08(a)..........................................         519
    1,020   Mass Mutual Global Funding II,
              2.550% 07/15/08@............................................         986
    1,524   Metlife, Inc.,
              5.375% 12/15/12.............................................       1,586
      256   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12.............................................         273
    2,098   Principal Life Global,
              6.250% 02/15/12@............................................       2,330
    3,205   Prudential Funding LLC, MTN,
              6.600% 05/15/08@............................................       3,636
      590   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06.............................................         588
    1,120   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13@............................................       1,096
                                                                             ---------
                                                                                18,281
                                                                             ---------
            INTEGRATED OIL -- 0.3%
    2,237   USX Corporation,
              6.650% 02/01/06.............................................       2,465
                                                                             ---------
            INVESTMENT SERVICES -- 4.7%
       15   Bear Stearns Companies Inc.,
              6.150% 03/02/04.............................................          15
      850   Bear Stearns Companies Inc.,
              5.700% 01/15/07.............................................         929
    2,155   Bear Stearns Companies Inc.,
              4.000% 01/31/08.............................................       2,220
    1,210   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06.............................................       1,322
    1,597   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11.............................................       1,749
      315   Goldman Sachs Group, Inc.,
              4.125% 01/15/08.............................................         326
    2,925   Goldman Sachs Group, Inc.,
              6.875% 01/15/11.............................................       3,363
    2,503   Goldman Sachs Group, Inc.,
              6.600% 01/15/12.............................................       2,833
      347   Goldman Sachs Group, Inc.,
              5.700% 09/01/12.............................................         371
       22   Lehman Brothers Holdings Inc.,
              6.625% 04/01/04.............................................          23
    1,309   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08.............................................       1,348
    4,513   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08.............................................       5,159
      336   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10.............................................         405

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT SERVICES -- (CONTINUED)
$   2,596   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09.............................................   $   2,872
    1,591   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06.............................................       1,581
    1,360   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08.............................................       1,380
    5,070   Morgan Stanley,
              6.750% 04/15/11.............................................       5,792
    1,050   Morgan Stanley,
              6.600% 04/01/12.............................................       1,185
      295   Morgan Stanley,
              5.300% 03/01/13.............................................         305
    2,014   Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08.............................................       2,280
                                                                             ---------
                                                                                35,458
                                                                             ---------
            MEDICAL DEVICES AND SUPPLIES -- 0.1%
      812   Bristol-Myers Squibb Company,
              5.250% 08/15/13@(a).........................................         848
                                                                             ---------
            METALS AND MINING -- 0.3%
    1,826   Alcoa Inc.,
              7.375% 08/01/10.............................................       2,169
                                                                             ---------
            NATURAL GAS DISTRIBUTION -- 0.5%
    3,180   CenterPoint Energy Resources Corporation,
              7.875% 04/01/13@............................................       3,573
                                                                             ---------
            NATURAL GAS PIPELINES -- 0.5%
    1,829   Kinder Morgan, Inc.,
              6.650% 03/01/05.............................................       1,951
    1,311   Teppco Partners, LP,
              7.625% 02/15/12.............................................       1,545
                                                                             ---------
                                                                                 3,496
                                                                             ---------
            OIL REFINING AND MARKETING -- 0.0%+
      307   Valero Energy Corporation,
              6.875% 04/15/12.............................................         342
                                                                             ---------
            PAPER AND FOREST PRODUCTS -- 0.5%
    1,973   International Paper Company,
              5.850%** 10/30/12...........................................       2,100
    1,501   MeadWestvaco Corporation,
              6.850% 04/01/12.............................................       1,691
                                                                             ---------
                                                                                 3,791
                                                                             ---------
            PHARMACEUTICALS -- 0.0%+
        7   Warner Lambert Company,
              6.000% 01/15/08.............................................           8
                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 94

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            PUBLISHING AND ADVERTISING -- 0.5%
$   1,343   Gannett Company, Inc.,
              6.375% 04/01/12.............................................   $   1,523
      967   News America Holdings,
              9.250% 02/01/13.............................................       1,265
    1,247   News America Inc.,
              6.625% 01/09/08(a)..........................................       1,399
                                                                             ---------
                                                                                 4,187
                                                                             ---------
            RAILROADS, TRUCKING AND
              SHIPPING -- 0.7%
    1,139   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11.............................................       1,318
    3,758   FedEx Corporation,
              6.625% 02/12/04.............................................       3,826
                                                                             ---------
                                                                                 5,144
                                                                             ---------
            REAL ESTATE -- 0.3%
    1,615   EOP Operating LP,
              7.000% 07/15/11.............................................       1,839
      356   ERP Operating LP,
              5.200% 04/01/13.............................................         364
                                                                             ---------
                                                                                 2,203
                                                                             ---------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
      612   Health Care Property Investors, Inc.,
              6.450% 06/25/12.............................................         661
      654   Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04.............................................         668
                                                                             ---------
                                                                                 1,329
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 2.4%
      720   AT&T Corporation,
              7.800% 11/15/11.............................................         832
    1,271   AT&T Wireless Services Inc.,
              8.125% 05/01/12.............................................       1,509
    1,374   BellSouth Corporation,
              5.000% 10/15/06(a)..........................................       1,479
        5   BellSouth Corporation,
              6.000% 10/15/11(a)..........................................           6
      458   Citizens Communications Company,
              9.250% 05/15/11.............................................         584
    1,855   Cox Communications, Inc., Class A,
              7.750% 11/01/10.............................................       2,216
       25   GTE California, Inc.,
              Series H,
              7.650% 03/15/07.............................................          29
       15   SBC Communications Inc.,
              5.750% 05/02/06.............................................          16
      764   SBC Communications Inc.,
              6.250% 03/15/11(a)..........................................         853
      535   SBC Communications Inc.,
              5.875% 08/15/12.............................................         584
      697   Sprint Capital Corporation,
              6.125% 11/15/08(a)..........................................         752
    3,206   Sprint Capital Corporation,
              8.375% 03/15/12.............................................       3,782

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$     331   Verizon Florida Inc.,
              Series F,
              6.125% 01/15/13.............................................   $     362
    2,577   Verizon New England Inc.,
              6.500% 09/15/11.............................................       2,902
    2,533   Verizon Pennsylvania Inc.,
              Series A,
              5.650% 11/15/11.............................................       2,713
                                                                             ---------
                                                                                18,619
                                                                             ---------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $256,908).............................................     271,868
                                                                             ---------
            FOREIGN BONDS AND NOTES -- 4.4%
            BROADCASTING AND CABLE -- 0.0%+
      274   Rogers Cable Inc.,
              6.250% 06/15/13.............................................         274
                                                                             ---------
            BUILDING MATERIALS -- 0.2%
    1,151   Hanson Overseas BV,
              6.750% 09/15/05.............................................       1,245
                                                                             ---------
            CHEMICALS -- SPECIALTY -- 0.1%
      435   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13.............................................         433
                                                                             ---------
            COMMERCIAL BANKING -- 0.4%
        2   Barclays Bank plc,
              7.400% 12/15/09.............................................           2
    1,225   Korea Development Bank,
              7.250% 05/15/06.............................................       1,363
        5   Korea Development Bank,
              5.250% 11/16/06.............................................           5
    1,700   Scotland International Finance,
              4.250% 05/23/13@............................................       1,643
                                                                             ---------
                                                                                 3,013
                                                                             ---------
            DIVERSIFIED MANUFACTURING -- 0.1%
      769   Rio Tinto Financial Ltd.,
              2.625% 09/30/08.............................................         745
                                                                             ---------
            FINANCE -- MISCELLANEOUS -- 0.0%+
        6   Deutsche Bank Financial Inc.,
              6.700% 12/13/06.............................................           7
                                                                             ---------
            FOOD PRODUCTS -- 0.6%
      745   Unilever Capital Corporation,
              6.875% 11/01/05.............................................         820
    3,074   Unilever Capital Corporation,
              7.125% 11/01/10.............................................       3,642
                                                                             ---------
                                                                                 4,462
                                                                             ---------
            INTEGRATED OIL -- 0.8%
    1,427   Conoco Funding Company,
              6.350% 10/15/11.............................................       1,613

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INTEGRATED OIL -- (CONTINUED)
$     477   PEMEX Finance Ltd.,
              5.720% 11/15/03.............................................   $     479
    2,904   PEMEX Project Funding Master Trust,
              7.875%** 02/01/09...........................................       3,295
      247   PEMEX Project Funding Master Trust,
              7.375% 12/15/14(a)..........................................         266
      689   Petro-Canada,
              4.000% 07/15/13.............................................         648
                                                                             ---------
                                                                                 6,301
                                                                             ---------
            METALS AND MINING -- 0.1%
       45   Alcan Inc.,
              6.450% 03/15/11.............................................          51
      641   BHP Finance USA Ltd.,
              4.800% 04/15/13.............................................         653
                                                                             ---------
                                                                                   704
                                                                             ---------
            PUBLISHING AND ADVERTISING -- 0.2%
    1,159   Thomson Corporation,
              5.250% 08/15/13.............................................       1,204
                                                                             ---------
            TELECOMMUNICATIONS SERVICES -- 1.9%
      943   British Telecommunications, plc,
              8.375%** 12/15/10...........................................       1,160
    4,155   Deutsche Telecom International Finance BV,
              5.250% 07/22/13.............................................       4,199
    4,057   France Telecom SA,
              9.000%** 03/01/11...........................................       4,956
    4,508   Telus Corporation,
              7.500% 06/01/07.............................................       5,069
                                                                             ---------
                                                                                15,384
                                                                             ---------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $32,517)..............................................      33,772
                                                                             ---------
            MORTGAGE-BACKED SECURITIES -- 0.4%
            COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.2%
    5,409   JP Morgan Commercial Mortgage Finance Corporation, Series
              1997-C4, Class X, Interest only,
              1.283%** 12/26/28...........................................         180
   13,333   Merrill Lynch Mortgage Investors, Inc., Series 1998-C3,
              Interest only,
              1.113%** 12/15/30...........................................         519
   23,624   Vendee Mortgage Trust, Series 1998-1, Class 2, Interest only,
              0.448%** 09/15/27(f)........................................         253
   25,840   Vendee Mortgage Trust, Series 1998-3, Class 1, Interest only,
              0.307%** 03/15/29(f)........................................         224
                                                                             ---------
                                                                                 1,176
                                                                             ---------

PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
              CERTIFICATES -- 0.1%
$   1,000     4.625% 10/15/13(a)..........................................   $   1,011
      538     3.214%** 08/01/36...........................................         556
                                                                             ---------
                                                                                 1,567
                                                                             ---------
            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
              CERTIFICATES -- 0.1%
      309     7.000% 05/15/12.............................................         329
      115     11.500% 06/15/13-10/15/15...................................         132
      129     10.000% 05/15/16-08/15/18...................................         146
       37     9.500% 09/15/16-12/15/20....................................          43
                                                                             ---------
                                                                                   650
                                                                             ---------
            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $3,850)...............................................       3,393
                                                                             ---------
            SOVEREIGN GOVERNMENT BONDS AND NOTES -- 2.8%
    1,693   Government of Canada,
              5.250% 11/05/08.............................................       1,872
    1,622   Hellenic Republic,
              6.950% 03/04/08.............................................       1,873
      404   Ontario (Province of),
              7.000% 08/04/05.............................................         442
    3,413   Quebec (Province of),
              6.125% 01/22/11.............................................       3,866
      872   Republic of Chile,
              5.500% 01/15/13.............................................         907
    4,890   Republic of Italy,
              6.000% 02/22/11.............................................       5,537
    3,001   United Mexican States,
              8.375% 01/14/11.............................................       3,571
    3,039   United Mexican States,
              6.375% 01/16/13.............................................       3,206
                                                                             ---------
            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $19,845)..............................................      21,274
                                                                             ---------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 22.9%
            FEDERAL FARM CREDIT BANK
              (FFCB) -- 1.1%
    4,391     2.375% 10/01/04(a)..........................................       4,439
    3,624     2.500% 03/15/06(a)..........................................       3,679
                                                                             ---------
                                                                                 8,118
                                                                             ---------
            FEDERAL HOME LOAN BANK
              (FHLB) -- 5.2%
   18,000     3.250% 08/15/05(a)..........................................      18,551
    8,780     5.125% 03/06/06.............................................       9,441
    5,640     5.800% 09/02/08.............................................       6,324
    5,500     3.875% 06/14/13(a)..........................................       5,267
                                                                             ---------
                                                                                39,583
                                                                             ---------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 7.9%
   21,749     3.875% 02/15/05.............................................      22,498
   12,687     2.375% 04/15/06(a)..........................................      12,804

                       SEE NOTES TO FINANCIAL STATEMENTS.
 96

NATIONS MASTER INVESTMENT TRUST

Nations Intermediate Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- (CONTINUED)
$   7,250     5.125% 10/15/08(a)..........................................   $   7,897
    7,250     5.750% 03/15/09(a)..........................................       8,105
    8,700     4.500% 01/15/13(a)..........................................       8,801
                                                                             ---------
                                                                                60,105
                                                                             ---------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 8.7%
   15,949     2.875% 10/15/05.............................................      16,343
   15,587     5.250% 06/15/06(a)..........................................      16,906
   21,386     5.250% 01/15/09.............................................      23,411
   10,845     4.375% 09/15/12(a)..........................................      10,925
                                                                             ---------
                                                                                67,585
                                                                             ---------
            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $172,450).............................................     175,391
                                                                             ---------
            U.S. TREASURY OBLIGATIONS -- 27.9%
            U.S. TREASURY NOTES -- 14.9%
   15,600     3.000% 02/29/04(a)..........................................      15,728
   50,000     2.125% 10/31/04##...........................................      50,559
    8,000     2.000% 08/31/05(a)..........................................       8,086
   37,000     4.625% 05/15/06(a)..........................................      39,710
                                                                             ---------
                                                                               114,083
                                                                             ---------
            U.S. TREASURY STRIPS -- 13.0%
    7,000   Interest only,
              1.818%*** 05/15/06(a).......................................       6,675
    7,500   Interest only,
              4.389%*** 11/15/13##........................................       4,832
   35,000   Principal only,
              1.168%*** 05/15/05(a).......................................      34,344
   39,000   Principal only,
              2.047%*** 11/15/06(a).......................................      36,595
   20,000   Principal only,
              2.938%*** 11/15/08##........................................      17,223
                                                                             ---------
                                                                                99,669
                                                                             ---------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $212,170).............................................     213,752
                                                                             ---------
 SHARES                                                                        VALUE
  (000)                                                                        (000)
---------------------------------------------------------------------------------------
            INVESTMENT COMPANIES -- 28.9%
              (Cost $221,242)
  221,242   Nations Cash Reserves, Capital Class Shares#..................   $ 221,242
                                                                             ---------
            TOTAL INVESTMENTS
              (Cost $944,682*)..................................     126.3%    966,784
                                                                             ---------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (26.3)%
            Cash..........................................................   $      14
            Receivable for investment securities sold.....................       1,913
            Dividends receivable..........................................          15
            Interest receivable...........................................       7,307
            Unrealized appreciation on swap contracts.....................         315
            Collateral on securities loaned...............................    (178,515)
            Investment advisory fee payable...............................        (249)
            Administration fee payable....................................         (31)
            Payable for investment securities purchased...................     (31,785)
            Accrued Trustees' fees and expenses...........................         (30)
            Accrued expenses and other liabilities........................        (159)
                                                                             ---------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................    (201,205)
                                                                             ---------
            NET ASSETS..........................................     100.0%  $ 765,579
                                                                             =========

---------------

 * Federal income tax information: net unrealized appreciation of $22,102 on investment securities was comprised of gross appreciation of $23,217 and depreciation of $1,115 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $944,682.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 @ Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $178,515.

 ##All or a portion of security segregated as collateral for swaps and futures contracts.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $171,665 and $174,160, respectively.

 (f)
   Restricted security.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
---------------------------------------------------------------------------------------
           COMMON STOCKS -- 1.6%
           HEALTH SERVICES -- 0.2%
  80,010   Apria Healthcare Group Inc.!!.................................   $    2,191
     234   Fountain View Inc.!!(h).......................................            0++
                                                                            ----------
                                                                                 2,191
                                                                            ----------
           HEAVY MACHINERY -- 0.1%
   2,564   Joy Global Inc.!!.............................................           40
 158,250   Thermadyne Holdings Corporation!!(a)(i).......................        1,523
                                                                            ----------
                                                                                 1,563
                                                                            ----------
           METALS AND MINING -- 0.2%
 137,460   Placer Dome Inc. .............................................        1,890
                                                                            ----------
           NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.1%
  70,201   Marconi Corporation plc!!.....................................        1,049
                                                                            ----------
           PACKAGING AND CONTAINERS -- 0.2%
 187,915   Owens-Illinois, Inc.!!........................................        2,146
                                                                            ----------
           PAPER AND FOREST PRODUCTS -- 0.1%
 115,300   Abitibi-Consolidated Inc.(a)..................................          807
                                                                            ----------
           STEEL -- 0.0%+
 158,576   Algoma Steel Inc.!!(f)........................................          405
                                                                            ----------
           TELECOMMUNICATIONS SERVICES -- 0.7%
  46,794   Call-Net Enterprises, Inc., Class B!!.........................          124
  88,991   Globix Corporation!!(h)(i)....................................          111
   6,617   ICO Global Communications Holdings LTD.!!(i)..................            6
 127,971   Minorplanet Systems USA, Inc.!!...............................           76
 275,617   Neon Communications, Inc.!!(a)(h)(i)..........................          345
  76,872   NII Holdings Inc., Class B!!(i)...............................        4,589
  49,436   Uge Europe, Inc.!!............................................        2,588
                                                                            ----------
                                                                                 7,839
                                                                            ----------
           TOTAL COMMON STOCKS
             (Cost $11,821)..............................................       17,890
                                                                            ----------
PRINCIPAL
 AMOUNT
  (000)
---------
            CONVERTIBLE BONDS AND NOTES -- 5.0%
            AIRLINES -- 0.2%
$  2,885    Delta Air Lines, Inc.,
              8.000% 06/03/23@............................................        2,694
                                                                             ----------
            BROADCASTING AND CABLE -- 0.1%
   3,720    Adelphia Communications Corporation, Class A,
              6.000% 02/15/06(a)(b).......................................        1,283
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            FINANCE -- MISCELLANEOUS -- 0.3%
$  3,510    Providian Financial Corporation,
              3.250% 08/15/05(a)..........................................   $    3,282
                                                                             ----------
            HEALTH SERVICES -- 0.7%
   8,605    Laboratory Corporation,
              1.977%*** 09/11/21..........................................        5,991
   2,740    Province Healthcare Company,
              4.250% 10/10/08(a)..........................................        2,504
                                                                             ----------
                                                                                  8,495
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 1.1%
   2,640    Brocade Communications Systems, Inc.,
              2.000% 01/01/07.............................................        2,297
   8,335    CIENA Corporation,
              3.750% 02/01/08(a)..........................................        7,053
   2,565    Riverstone Networks, Inc.,
              3.750% 12/01/06@(a).........................................        2,437
                                                                             ----------
                                                                                 11,787
                                                                             ----------
            PHARMACEUTICALS -- 0.5%
   3,970    ICN Pharmaceuticals, Inc.,
              6.500% 07/15/08.............................................        3,767
   2,490    Vertex Pharmaceuticals, Inc.,
              5.000% 09/19/07.............................................        2,104
                                                                             ----------
                                                                                  5,871
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.3%
   4,090    CNET Networks, Inc.,
              5.000% 03/01/06.............................................        3,768
                                                                             ----------
            SEMICONDUCTORS -- 1.7%
   7,655    Atmel Corporation,
              5.218%*** 05/23/21(a).......................................        3,005
   3,790    Kulicke & Soffa Industries, Inc.,
              4.750% 12/15/06(a)..........................................        3,321
  12,235    LSI Logic Corporation,
              4.000% 11/01/06(a)..........................................       11,699
     740    Vitesse Semiconductor Corporation,
              4.000% 03/15/05(a)..........................................          708
                                                                             ----------
                                                                                 18,733
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.1%
   3,897    At Home Corporation,
              Series A,
              4.750% 12/15/06(b)..........................................          526
     957    PTEK Holdings, Inc.,
              5.750% 07/01/04(a)..........................................          959
                                                                             ----------
                                                                                  1,485
                                                                             ----------
            TOTAL CONVERTIBLE BONDS AND NOTES
              (Cost $54,618)..............................................       57,398
                                                                             ----------
            CORPORATE BONDS AND NOTES -- 67.0%
            AEROSPACE AND DEFENSE -- 1.7%
   3,630    Aviall, Inc.,
              7.625% 07/01/11@............................................        3,721

                       SEE NOTES TO FINANCIAL STATEMENTS.
 98

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AEROSPACE AND DEFENSE -- (CONTINUED)
$  7,360    BE Aerospace, Inc.,
              Series B,
              8.875% 05/01/11(a)..........................................   $    6,367
   2,720    K & F Industries, Inc.,
              Series B,
              9.625% 12/15/10.............................................        2,992
   2,635    Sequa Corporation,
              Class A,
              9.000% 08/01/09.............................................        2,885
   3,115    Sequa Corporation,
              Series B,
              8.875% 04/01/08.............................................        3,333
                                                                             ----------
                                                                                 19,298
                                                                             ----------
            AIRLINES -- 2.3%
   1,454    American Airlines, Inc., Series 2001-1,
              7.377% 05/23/19.............................................          889
     970    AMR Corporation,
              9.000% 08/01/12(a)..........................................          740
   4,220    Delta Air Lines, Inc.,
              7.700% 12/15/05(a)..........................................        3,756
     715    Delta Air Lines, Inc.,
              9.250% 03/15/22.............................................          475
     435    Delta Air Lines, Inc.,
              10.375% 12/15/22(a).........................................          294
   5,079    Delta Air Lines, Inc.,
              8.300% 12/15/29.............................................        3,276
   3,895    Delta Air Lines, Inc., MTN,
              Series C,
              6.650% 03/15/04(a)..........................................        3,807
   4,780    Northwest Airlines Inc.,
              8.375% 03/15/04(a)..........................................        4,636
   1,705    Northwest Airlines Inc.,
              8.520% 04/07/04 (a).........................................        1,645
   2,720    Northwest Airlines Inc.,
              7.625% 03/15/05(a)..........................................        2,387
   3,535    Northwest Airlines Inc.,
              8.875% 06/01/06(a)..........................................        2,713
   1,990    Northwest Airlines Inc.,
              9.875% 03/15/07(a)..........................................        1,532
     301    Northwest Airlines Inc., Series 1996-1,
              8.970% 01/02/15.............................................          183
     635    Northwest Airlines Inc., Series 2001-1,
              7.626% 04/01/10.............................................          487
                                                                             ----------
                                                                                 26,820
                                                                             ----------
            AUTOMOTIVE -- 2.1%
   4,310    ArvinMeritor, Inc.,
              8.750% 03/01/12.............................................        4,515
   1,000    Dana Corporation,
              9.000% 08/15/11(a)..........................................        1,095
   3,720    Dana Corporation,
              7.000% 03/01/29.............................................        3,348

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            AUTOMOTIVE -- (CONTINUED)
$  5,210    General Motors Corporation,
              8.375% 07/15/33.............................................   $    5,448
   3,470    Goodyear Tire & Rubber Company,
              7.857% 08/15/11(a)..........................................        2,915
   5,035    Mark IV Industries, Inc.,
              7.500% 09/01/07.............................................        4,179
   1,970    Tenneco Automotive Inc.,
              10.250% 07/15/13@(a)........................................        2,137
                                                                             ----------
                                                                                 23,637
                                                                             ----------
            BROADCASTING AND CABLE -- 3.5%
   1,755    Adelphia Communications Corporation, Class A,
              10.250% 11/01/06(b).........................................        1,211
   3,595    Adelphia Communications Corporation, Class A,
              9.375% 11/15/09(b)..........................................        2,570
   8,685    Adelphia Communications Corporation, Class A,
              10.250% 06/15/11(a)(b)......................................        6,210
     205    Adelphia Communications Corporation, Series B,
              9.250% 10/01/04(b)..........................................          141
   2,475    Comcast Corporation,
              8.875% 04/01/07.............................................        2,654
   4,900    Frontiervision Operating Partners LP,
              11.000% 10/15/06(a)(b)......................................        4,925
   2,025    Frontiervision Operating Partners LP,
              11.875% 09/15/07(b).........................................        1,805
   1,135    Frontiervision Operating Partners LP, Series B,
              11.875% 09/15/07(b).........................................        1,012
   3,883    Hollinger Participation Trust,
              12.125% 11/15/10@(d)........................................        4,373
   3,240    LodgeNet Entertainment Corporation,
              9.500% 06/15/13.............................................        3,434
  12,005    Paxson Communications Corporation, (0.000)% due 01/15/09
              12.250% beginning 01/15/06..................................        9,514
   2,515    Radio Unica Corporation,
              11.750% 08/01/06(b).........................................        1,745
   1,035    Young Broadcasting Inc.,
              8.500% 12/15/08.............................................        1,102
                                                                             ----------
                                                                                 40,696
                                                                             ----------
            BUILDING MATERIALS -- 0.7%
   4,465    Dayton Superior Corporation,
              10.750% 09/15/08@...........................................        4,576
   3,580    Interline Brands Inc.,
              11.500% 05/15/11@...........................................        3,849
                                                                             ----------
                                                                                  8,425
                                                                             ----------
            CHEMICALS -- BASIC -- 1.5%
   4,115    Lyondell Chemical Company,
              9.500% 12/15/08(a)..........................................        3,806
   3,295    Lyondell Chemical Company,
              10.500% 06/01/13............................................        3,147

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            CHEMICALS -- BASIC -- (CONTINUED)
$    990    Lyondell Chemical Company, Series A,
              9.625% 05/01/07.............................................   $      941
   8,140    Terra Capital Inc.,
              12.875% 10/15/08............................................        8,994
                                                                             ----------
                                                                                 16,888
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 2.0%
   4,540    Equistar Chemical Funding,
              10.125% 09/01/08............................................        4,495
   5,310    Equistar Chemical Funding,
              10.625% 05/01/11@...........................................        5,257
   4,060    Equistar Chemicals, LP,
              7.550% 02/15/26.............................................        2,964
   1,735    FMC Corporation,
              10.250% 11/01/09............................................        1,978
     340    General Chemical Industrial
              Products Inc.,
              10.625% 05/01/09(b).........................................          111
   2,335    Millennium America Inc.,
              7.625% 11/15/26(a)..........................................        1,891
   3,965    PolyOne Corporation,
              10.625% 05/15/10............................................        3,350
   2,790    Sovereign Specialty Chemicals, Inc.,
              11.875% 03/15/10............................................        2,734
                                                                             ----------
                                                                                 22,780
                                                                             ----------
            COMMERCIAL SERVICES -- 0.2%
   3,280    Protection One, Inc.,
              7.375% 08/15/05.............................................        2,694
                                                                             ----------
            COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
   1,230    Xerox Corporation,
              9.750% 01/15/09(a)..........................................        1,365
                                                                             ----------
            CONSTRUCTION -- 0.6%
   3,690    URS Corporation,
              11.500% 09/15/09............................................        4,040
   2,430    URS Corporation,
              Series B,
              12.250% 05/01/09(a).........................................        2,491
                                                                             ----------
                                                                                  6,531
                                                                             ----------
            CONSUMER SERVICES -- 1.4%
   2,022    Jafra Cosmetics Term A,
              5.188%** 05/20/08(i)(j).....................................        1,921
   4,600    Jafra Cosmetics,
              10.750% 05/15/11(a).........................................        4,991
   5,195    Rent-Way, Inc.,
              11.875% 06/15/10@...........................................        5,415
     900    Service Corporation International,
              7.200% 06/01/06.............................................          900
   1,670    Service Corporation International,
              6.875% 10/01/07.............................................        1,662
     700    Service Corporation International,
              7.700% 04/15/09.............................................          716
                                                                             ----------
                                                                                 15,605
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS -- 0.2%
$  2,175    Knowles Electronics Holdings, Inc.,
              13.125% 10/15/09............................................   $    2,023
                                                                             ----------
            DIVERSIFIED MANUFACTURING -- 1.2%
   3,110    Dresser, Inc.,
              9.375% 04/15/11(a)..........................................        3,266
   4,195    Fastentech Inc.,
              11.500% 05/01/11@...........................................        4,383
   2,750    Jacuzzi Brands, Inc.,
              9.625% 07/01/10@............................................        2,853
     312    Neenah Foundry Company,
              11.000% 09/30/10@(h)........................................          286
   2,630    Neenah Foundry Company,
              Series B,
              11.125% 05/01/07(b).........................................        1,499
   1,205    Neenah Foundry Company,
              Series D,
              11.125% 05/01/07(b).........................................          687
   1,445    Neenah Foundry Company,
              Series F,
              11.125% 05/01/07(b).........................................          824
                                                                             ----------
                                                                                 13,798
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 7.5%
   4,205    AES Corporation,
              9.000% 05/15/15@(a).........................................        4,447
   1,696    AES Eastern Energy,
              Series 1999-A,
              9.000% 01/02/17.............................................        1,747
   1,175    AES Eastern Energy,
              Series 1999-B,
              9.670% 01/02/29.............................................        1,234
   1,792    Caithness Coso Funding Corporation,
              Series B,
              9.050% 12/15/09.............................................        1,926
   3,510    Calpine Construction Finance,
              9.750%** 08/26/11@..........................................        3,453
     885    Calpine Corporation,
              8.250% 08/15/05(a)..........................................          783
   8,235    Calpine Corporation,
              7.625% 04/15/06(a)..........................................        6,505
   2,510    Calpine Corporation,
              8.750% 07/15/07(a)..........................................        1,870
   1,370    Calpine Corporation,
              7.750% 04/15/09(a)..........................................          945
   9,545    Calpine Corporation,
              8.500% 07/15/10@(a).........................................        8,780
   2,625    Calpine Corporation,
              8.500% 02/15/11(a)..........................................        1,851
   2,485    Cedar Brakes I LLC,
              Series B,
              8.500% 02/15/14.............................................        2,187
   5,941    Cedar Brakes II LLC,
              9.875% 09/01/13.............................................        5,704
   1,090    Consumers Energy Company,
              6.250% 09/15/06.............................................        1,192

                       SEE NOTES TO FINANCIAL STATEMENTS.
 100

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ELECTRIC POWER -- NON NUCLEAR -- (CONTINUED)
$    444    ESI Tractebel Acquisition Corporation,
              Series B,
              7.990% 12/30/11.............................................   $      441
   1,670    Mirant Americas Generation LLC,
              8.500% 10/01/21(a)(b).......................................        1,319
   2,390    Mirant Americas Generation LLC,
              9.125% 05/01/31(a)(b).......................................        1,888
   2,185    Mirant Americas Generation LLC.,
              8.300% 05/01/11(b)..........................................        1,726
   1,400    Mirant Revolver Credit Facility,
              4.816%** 01/15/04(b)(i)(j)..................................          735
   3,795    Pacific Gas and Electric Company Bank Debt A,
              8.375%** 12/30/06(i)(j).....................................        3,838
   3,320    PG&E Corporation,
              6.875% 07/15/08@............................................        3,486
   9,585    PG&E National Energy Group, Inc.,
              10.375% 05/16/11(b).........................................        5,943
   5,375    PG&E Transmission Northwest,
              7.100% 06/01/05(a)..........................................        5,429
   1,645    Reliant Resources, Inc.,
              9.250% 07/15/10@............................................        1,489
     213    Salton Sea Funding,
              Series B,
              7.370% 05/30/05.............................................          217
   4,390    Southern California Edison Company,
              8.000% 02/15/07@............................................        4,906
   1,520    TECO Energy, Inc.,
              7.500% 06/15/10(a)..........................................        1,541
   4,340    TECO Energy, Inc.,
              7.200% 05/01/11.............................................        4,275
   2,840    TECO Energy, Inc.,
              7.000% 05/01/12.............................................        2,737
   1,410    Tiverton/Rumford Power Association,
              9.000% 07/15/18@............................................        1,184
     945    Westar Energy, Inc.,
              6.875% 08/01/04.............................................          969
   1,770    Westar Energy, Inc.,
              7.875% 05/01/07.............................................        1,976
     375    Westar Energy, Inc.,
              7.125% 08/01/09.............................................          383
     440    Westar Energy, Inc.,
              7.650% 04/15/23.............................................          454
                                                                             ----------
                                                                                 87,560
                                                                             ----------
            ELECTRICAL EQUIPMENT -- 0.2%
   1,450    Thomas & Betts Corporation,
              8.250% 01/15/04.............................................        1,482
     465    Thomas & Betts Corporation, MTN,
              6.625% 05/07/08.............................................          470
                                                                             ----------
                                                                                  1,952
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            ENERGY -- MISCELLANEOUS -- 0.2%
$    900    AmeriGas Partners, LP,
              Series B,
              8.875% 05/20/11.............................................   $      965
   1,000    Ferrellgas Partners LP,
              8.750% 06/15/12.............................................        1,070
                                                                             ----------
                                                                                  2,035
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 1.8%
   1,800    Comstock Resources, Inc.,
              11.250% 05/01/07............................................        1,953
   2,975    Continental Resources, Inc.,
              10.250% 08/01/08............................................        2,916
   2,815    Encore Acquisition Company,
              8.375% 06/15/12.............................................        2,955
   2,000    Energy Corporation of America, Series A,
              9.500% 05/15/07.............................................        1,440
   1,795    MSW Energy Holdings LLC,
              8.500% 09/01/10@............................................        1,876
   1,960    Plains Exploration and Production Company,
              Series B,
              8.750% 07/01/12.............................................        2,097
   1,030    Stone Energy Corporation,
              8.250% 12/15/11.............................................        1,092
   1,695    Vintage Petroleum, Inc.,
              7.875% 05/15/11.............................................        1,759
   4,435    Vintage Petroleum, Inc.,
              8.250% 05/01/12.............................................        4,778
                                                                             ----------
                                                                                 20,866
                                                                             ----------
            FINANCE -- MISCELLANEOUS -- 0.2%
   4,430    The FINOVA Group Inc.,
              7.500% 11/15/09.............................................        2,193
                                                                             ----------
            FOOD PRODUCTS -- 2.1%
   3,173    Chiquita Brands International, Inc.,
              10.560% 03/15/09(a).........................................        3,498
   1,010    Dole Food Company, Inc.,
              8.750% 07/15/13.............................................        1,081
   1,425    Herbalife International, Inc., Class A,
              11.750% 07/15/10............................................        1,610
   3,465    National Beef Packaging,
              10.500% 08/01/11@...........................................        3,777
   2,100    Seminis, Inc., Class A,
              10.250% 10/01/13@...........................................        2,242
   4,195    Swift & Company,
              10.125% 10/01/09(a).........................................        4,635
   6,945    Swift & Company,
              12.500% 01/01/10@...........................................        7,674
                                                                             ----------
                                                                                 24,517
                                                                             ----------
            HEALTH SERVICES -- 3.6%
   2,870    AmeriPath, Inc.,
              10.500% 04/01/13............................................        3,071
   5,345    Express Scripts, Inc.,
              9.625% 06/15/09.............................................        5,826

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            HEALTH SERVICES -- (CONTINUED)
$    210    Harborside Healthcare,
              (0.000)% due 08/01/07
              12.000% beginning 08/01/04(i)...............................   $       84
   2,355    HCA Inc.,
              8.360% 04/15/24.............................................        2,591
   4,260    HCA Inc.,
              7.500% 11/15/95.............................................        4,059
      90    HCA Inc., MTN,
              7.750% 07/15/36.............................................           94
     980    Manor Care, Inc.,
              7.500% 06/15/06.............................................        1,063
   3,110    QuadraMed Corporation,
              10.000% 04/01/08@...........................................        2,737
   7,770    Quintiles Transnational Corporation,
              10.000% 10/01/13@...........................................        8,023
     775    Team Health Inc.,
              Series B,
              12.000% 03/15/09............................................          814
   5,205    Tenet Healthcare Corporation,
              6.875% 11/15/31.............................................        4,711
   7,637    Triad Hospitals, Inc.,
              Series B,
              11.000% 05/15/09............................................        8,400
                                                                             ----------
                                                                                 41,473
                                                                             ----------
            HEAVY MACHINERY -- 0.3%
   2,920    Cummins Inc.,
              6.450% 03/01/05.............................................        3,014
     878    Thermadyne Bank Debt,
              6.230%** 03/31/08(i)(j).....................................          859
                                                                             ----------
                                                                                  3,873
                                                                             ----------
            HOUSEHOLD PRODUCTS -- 0.3%
   3,400    Foamex LP,
              10.750% 04/01/09(a).........................................        3,035
                                                                             ----------
            INSURANCE -- 1.1%
   5,365    Americo Life Inc.,
              7.875% 05/01/13@............................................        5,385
   5,775    Crum & Forster,
              10.375% 06/15/13@...........................................        6,280
   9,865    Lumbermens Mutual Casualty,
              9.150% 07/01/26@(b).........................................          740
     180    Lumbermens Mutual Casualty,
              8.300% 12/01/37@(b).........................................           14
   4,600    Lumbermens Mutual Casualty,
              8.450% 12/01/97@(b).........................................          345
                                                                             ----------
                                                                                 12,764
                                                                             ----------
            LODGING AND RECREATION -- 2.3%
   1,060    Hilton Hotels Corporation,
              7.625% 05/15/08.............................................        1,161
     395    Hilton Hotels Corporation,
              8.250% 02/15/11.............................................          441
     210    Hilton Hotels Corporation,
              7.500% 12/15/17.............................................          213
   3,230    ITT Corporation,
              7.375% 11/15/15.............................................        3,359

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            LODGING AND RECREATION -- (CONTINUED)
$  1,015    ITT Corporation,
              7.750% 11/15/25.............................................   $      990
   3,105    Jacobs Entertainment, Inc.,
              11.875% 02/01/09............................................        3,322
     720    Mandalay Resort Group,
              9.500% 08/01/08.............................................          826
   4,545    Park Place Entertainment Corporation,
              8.875% 09/15/08.............................................        5,034
   1,600    Park Place Entertainment Corporation,
              7.875% 03/15/10.............................................        1,712
   1,420    Prime Hospitality Corporation, Series B,
              8.375% 05/01/12.............................................        1,399
     652    United Artists Theatre Circuit Inc., Series 1995-A,
              9.300% 07/01/15(h)(i).......................................          652
     590    Vail Resorts, Inc.,
              8.750% 05/15/09.............................................          620
   2,150    Vail Resorts, Inc.,
              8.750% 05/15/09.............................................        2,260
   3,615    Venetian Casino Resort LLC,
              11.000% 06/15/10(a).........................................        4,121
     700    Wheeling Island Gaming Inc.,
              10.125% 12/15/09............................................          729
                                                                             ----------
                                                                                 26,839
                                                                             ----------
            MEDICAL DEVICES AND SUPPLIES -- 0.7%
   2,585    Apogent Technologies Inc.,
              6.500% 05/15/13@............................................        2,650
   2,939    DJ Orthopedics LLC,
              12.625% 06/15/09............................................        3,247
   2,315    Fisher Scientific International Inc.,
              8.125% 05/01/12(a)..........................................        2,460
                                                                             ----------
                                                                                  8,357
                                                                             ----------
            METALS AND MINING -- 1.0%
   2,160    Commonwealth Industries, Inc.,
              10.750% 10/01/06............................................        2,168
   4,365    JLG Industries, Inc.,
              8.250% 05/01/08.............................................        4,627
     245    Ormet Corporation,
              11.000% 08/15/08@...........................................           56
   4,125    UCAR Finance Inc.,
              10.250% 02/15/12............................................        4,507
                                                                             ----------
                                                                                 11,358
                                                                             ----------
            NATURAL GAS PIPELINES -- 6.4%
   7,140    ANR Pipeline, Inc.,
              9.625% 11/01/21.............................................        7,765
     765    ANR Pipeline, Inc.,
              7.000% 06/01/25.............................................          752
   2,130    Colorado Interstate Gas Company,
              10.000% 06/15/05............................................        2,239
   5,450    Dynegy Holdings Inc.,
              9.875% 07/15/10@(a).........................................        5,695
   1,000    Dynegy Holdings Inc.,
              10.125% 07/15/13@...........................................        1,055

                       SEE NOTES TO FINANCIAL STATEMENTS.
 102

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NATURAL GAS PIPELINES -- (CONTINUED)
$  4,160    El Paso Corporation,
              7.625% 08/01/10@............................................   $    4,035
   2,025    El Paso Corporation,
              7.000% 05/15/11(a)..........................................        1,671
     590    El Paso Corporation,
              7.500% 11/15/26.............................................          512
   2,660    El Paso Corporation,
              8.375% 06/15/32.............................................        2,387
   1,280    El Paso Corporation, MTN,
              6.950% 12/15/07(a)..........................................        1,120
   1,600    El Paso Corporation, MTN,
              7.800% 08/01/31.............................................        1,184
   3,135    El Paso Energy Partners,
              Series B,
              8.500% 06/01/11.............................................        3,378
   8,935    El Paso Production Holding,
              7.750% 06/01/13@(a).........................................        8,487
   1,865    Gemstone Investors Ltd.,
              7.710% 10/31/04@(a).........................................        1,842
   5,370    Northwest Pipelines Corporation,
              7.125% 12/01/25.............................................        5,236
   1,315    Southern Natural Gas Company,
              7.350% 02/15/31.............................................        1,210
   1,535    Tennessee Gas Pipeline Company,
              7.500% 04/01/17.............................................        1,466
   3,090    Tennessee Gas Pipeline Company,
              7.000% 03/15/27.............................................        3,059
   5,480    Tennessee Gas Pipeline Company,
              7.000% 10/15/28.............................................        4,754
   4,430    Tennessee Gas Pipeline Company,
              8.375% 06/15/32.............................................        4,319
   1,430    Tennessee Gas Pipeline Company,
              7.625% 04/01/37.............................................        1,301
   5,805    Transcontinental Gas Pipe Line Corporation,
              7.250% 12/01/26.............................................        5,660
   3,225    Transcontinental Gas Pipe Line Corporation,
              Series B,
              8.875% 07/15/12.............................................        3,648
   1,175    Transcontinental Gas Pipeline Corporation,
              7.080% 07/15/26.............................................        1,146
                                                                             ----------
                                                                                 73,921
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 2.4%
   6,350    Avaya Inc.,
              11.125% 04/01/09............................................        7,350
   6,485    IPC Acquisition Corporation,
              11.500% 12/15/09............................................        6,777
   6,080    Lucent Technologies Inc.,
              7.250% 07/15/06(a)..........................................        5,852
   3,875    Lucent Technologies Inc.,
              5.500% 11/15/08(a)..........................................        3,294

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- (CONTINUED)
$    805    Lucent Technologies Inc.,
              6.500% 01/15/28.............................................   $      555
   5,180    Lucent Technologies Inc.,
              6.450% 03/15/29(a)..........................................        3,574
                                                                             ----------
                                                                                 27,402
                                                                             ----------
            OIL REFINING AND MARKETING -- 0.3%
   2,995    Tesoro Petroleum Corporation,
              8.000% 04/15/08.............................................        3,070
                                                                             ----------
            OILFIELD SERVICES -- 0.7%
   1,640    Grant Prideco, Inc.,
              Series B,
              9.625% 12/01/07.............................................        1,796
   2,620    Halliburton Company,
              8.750% 02/15/21.............................................        2,907
     820    Parker Drilling Company,
              Series B,
              10.125% 11/15/09(a).........................................          845
   2,070    Parker Drilling Company, Series D,
              9.750% 11/15/06(a)..........................................        2,117
                                                                             ----------
                                                                                  7,665
                                                                             ----------
            PACKAGING AND CONTAINERS -- 1.7%
   1,790    Owens Corning Bank Debt,
              0.000%** 01/01/04(b)(c)(i)(j)...............................        1,119
   3,675    Owens-Brockway Glass Containers, Inc.,
              8.875% 02/15/09.............................................        3,914
   2,080    Owens-Brockway Glass Containers, Inc.,
              7.750% 05/15/11.............................................        2,153
   5,440    Owens-Brockway Glass Containers, Inc.,
              8.750% 11/15/12.............................................        5,834
   4,160    Owens-Brockway Glass Containers, Inc.,
              8.250% 05/15/13@............................................        4,243
   2,605    Owens-Illinois, Inc.,
              7.800% 05/15/18.............................................        2,384
                                                                             ----------
                                                                                 19,647
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 3.1%
   5,340    Georgia-Pacific Corporation,
              8.875% 02/01/10.............................................        5,847
   1,190    Georgia-Pacific Corporation,
              9.375% 02/01/13.............................................        1,328
   1,285    Georgia-Pacific Corporation,
              7.375% 12/01/25.............................................        1,137
   1,485    Georgia-Pacific Corporation,
              7.250% 06/01/28.............................................        1,299
   5,877    Georgia-Pacific Corporation,
              7.750% 11/15/29(a)..........................................        5,326
  11,020    Georgia-Pacific Corporation,
              8.875% 05/15/31.............................................       11,076
   5,973    Louisiana-Pacific Corporation,
              10.875% 11/15/08@...........................................        6,944

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS -- (CONTINUED)
$  1,170    Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................   $    1,112
   1,395    Pope and Talbot, Inc.,
              8.375% 06/01/13.............................................        1,325
                                                                             ----------
                                                                                 35,394
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 2.6%
   3,330    American Color Graphics,
              10.000% 06/15/10@...........................................        3,521
      95    Garden State Newspapers, Inc.,
              8.625% 07/01/11.............................................          100
   3,640    Garden State Newspapers, Inc., Series B,
              8.750% 10/01/09.............................................        3,740
   4,490    Houghton Mifflin Company,
              7.200% 03/15/11.............................................        4,771
   3,180    Moore North America Finance,
              7.875% 01/15/11@............................................        3,379
   5,605    Morris Publishing,
              7.000% 08/01/13@............................................        5,668
   4,299    Phoenix Color Corporation,
              10.375% 02/01/09............................................        3,966
   4,120    Vertis Inc.,
              9.750% 04/01/09@(a).........................................        4,336
   1,372    Ziff Davis Media Inc.,
              Series B,
              13.000% 08/12/09............................................        1,015
                                                                             ----------
                                                                                 30,496
                                                                             ----------
            REAL ESTATE -- 0.9%
   2,730    CB Richard Ellis Services Inc.,
              11.250% 06/15/11............................................        2,955
   4,040    CBRE Escrow Inc.,
              9.750% 05/15/10@............................................        4,373
     600    DR Structured Finance Corporation, Series 1994A-2,
              9.350% 08/15/19.............................................          306
     293    DR Structured Finance Corporation, Series A-1,
              7.600% 08/15/07.............................................          132
     702    DR Structured Finance Corporation, Series A-1,
              6.660% 08/15/10.............................................          358
     669    DR Structured Finance Corporation, Series A-2,
              8.375% 08/15/15.............................................          294
   1,137    DR Structured Finance Corporation, Series A-2,
              7.430% 08/15/18.............................................          580
     236    DR Structured Finance Corporation, Series A-3,
              8.550% 08/15/19.............................................          111
     864    Kmart Corporation, Series 1995K-3,
              8.540% 01/02/15(b)..........................................          346
     610    LNR Property Corporation,
              10.500% 01/15/09............................................          650
                                                                             ----------
                                                                                 10,105
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.8%
$  4,470    Crescent Real Estate Equities LP,
              9.250% 04/15/09(a)..........................................   $    4,805
     930    Healthcare Realty Trust, Inc.,
              8.125% 05/01/11.............................................        1,050
   3,295    OMEGA Healthcare Investors, Inc.,
              6.950% 08/01/07.............................................        2,982
                                                                             ----------
                                                                                  8,837
                                                                             ----------
            SEMICONDUCTORS -- 1.1%
   8,000    Micron Technology Inc.,
              6.500% 09/30/05(i)..........................................        7,760
   2,295    ON Semiconductor Corporation,
              13.000% 05/15/08............................................        2,616
   2,255    SCG Holding and Semiconductor Company,
              12.000% 08/01/09............................................        2,351
                                                                             ----------
                                                                                 12,727
                                                                             ----------
            STEEL -- 1.8%
   7,115    AK Steel Corporation,
              7.750% 06/15/12(a)..........................................        4,909
   7,625    Allegheny Ludlum Corporation,
              6.950% 12/15/25.............................................        5,948
   5,490    Allegheny Technologies, Inc.,
              8.375% 12/15/11.............................................        4,831
   5,215    United States Steel LLC,
              10.750% 08/01/08(a).........................................        5,554
                                                                             ----------
                                                                                 21,242
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 5.5%
   5,130    Alamosa Delaware Inc.,
              12.500% 02/01/11............................................        4,950
   3,180    Alamosa Holdings, Inc., (0.000)% due 02/15/10
              12.875% beginning 02/15/05..................................        2,512
   1,145    COLO.COM,
              13.875% 03/15/10@(b)(h)(i)..................................           11
     849    Globix Corporation,
              11.000% 05/01/08@(d)(i).....................................          645
     583    GT Telecom Racers Notes Trust, Series A,
              0.000%** 06/30/08(b)(c)(h)(i)...............................            0++
     417    GT Telecom Racers Notes Trust, Series B,
              0.000%** 06/30/08(b)(c)(h)(i)...............................            0++
   1,164    Loral Cyberstar Inc.,
              10.000% 07/15/06(b).........................................          710
   2,415    NII Holdings Ltd.,
              (0.000)% due 11/01/09
              13.000% beginning 11/01/04(i)...............................        2,451
   1,570    Qwest Capital Funding, Inc.,
              6.250% 07/15/05.............................................        1,539
   2,920    Qwest Capital Funding, Inc.,
              7.750% 02/15/31(a)..........................................        2,482
   4,435    Qwest Communications International Inc.,
              Series B,
              7.500% 11/01/08.............................................        4,258

                       SEE NOTES TO FINANCIAL STATEMENTS.
 104

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES -- (CONTINUED)
$  6,500    Qwest Communications Term B,
              6.950%** 06/30/10(i)(j).....................................   $    6,356
   3,380    Qwest Corporation,
              7.200% 11/01/04.............................................        3,473
     165    Qwest Corporation,
              5.625% 11/15/08.............................................          161
   1,950    Qwest Corporation,
              8.875% 03/15/12@............................................        2,165
   1,410    Qwest Corporation,
              7.250% 09/15/25.............................................        1,283
   6,055    Qwest Corporation,
              8.875% 06/01/31(a)..........................................        6,327
   2,950    Qwest Corporation,
              7.125% 11/15/43.............................................        2,537
     373    Qwest Services Corporation,
              4.620%** 05/03/05(i)(j).....................................          369
   2,029    Qwest Services Corporation,
              13.000% 12/15/07@(a)........................................        2,272
   6,787    Qwest Services Corporation,
              13.500% 12/15/10@...........................................        7,908
   6,044    Qwest Services Corporation,
              14.000% 12/15/14@(a)........................................        7,268
   2,145    TSI Telecommunication Services Inc.,
              Series B,
              12.750% 02/01/09............................................        2,150
   2,705    US Unwired Inc.,
              Series B,
              (0.000)% due 11/01/09
              13.375% beginning 11/01/04..................................        1,975
                                                                             ----------
                                                                                 63,802
                                                                             ----------
            TOBACCO -- 0.9%
   6,135    Commonwealth Brands, Inc.,
              9.750% 04/15/08@(a).........................................        6,595
   3,685    Commonwealth Brands, Inc.,
              10.625% 09/01/08@...........................................        3,943
                                                                             ----------
                                                                                 10,538
                                                                             ----------
            TOTAL CORPORATE BONDS AND NOTES
              (Cost $735,581).............................................      772,228
                                                                             ----------
            FOREIGN BONDS AND NOTES -- 12.2%
            BROADCASTING AND CABLE -- 2.4%
   8,260    CanWest Media Inc.,
              Series B,
              7.625% 04/15/13.............................................        8,838
   1,750    Quebecor Media Inc.,
              11.125% 07/15/11............................................        1,995
   2,340    Quebecor Media Inc.,
              (0.000)% due 07/15/11
              13.750% beginning 07/15/06..................................        1,989
   2,595    Rogers Cable Inc.,
              11.000% 12/01/15............................................        2,939

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            BROADCASTING AND CABLE -- (CONTINUED)
$  1,540    Vivendi Universal S.A.,
              6.250% 07/15/08@(a).........................................   $    1,586
   8,785    Vivendi Universal S.A.,
              9.250% 04/15/10@(a).........................................       10,092
                                                                             ----------
                                                                                 27,439
                                                                             ----------
            CHEMICALS -- SPECIALTY -- 0.3%
     470    Acetex Corporation,
              10.875% 08/01/09@...........................................          521
   2,150    Acetex Corporation,
              10.875% 08/01/09(a).........................................        2,381
      65    Marsulex Inc.,
              9.625% 07/01/08.............................................           66
                                                                             ----------
                                                                                  2,968
                                                                             ----------
            ELECTRIC POWER -- NON NUCLEAR -- 0.6%
     440    AES Drax Holdings Ltd.,
              Series B,
              10.410% 12/31/20............................................          328
   9,565    Calpine Canada Energy Finance,
              8.500% 05/01/08(a)..........................................        6,887
                                                                             ----------
                                                                                  7,215
                                                                             ----------
            EXPLORATION AND PRODUCTION -- 0.2%
   1,098    Baytex Energy Ltd.,
              9.625% 07/15/10.............................................        1,149
   1,520    Compton Petroleum Corporation,
              9.900% 05/15/09.............................................        1,641
                                                                             ----------
                                                                                  2,790
                                                                             ----------
            FOOD PRODUCTS -- 0.6%
   1,855    Burns Philp Capital Property Ltd.,
              9.500% 11/15/10@............................................        1,938
   4,540    Burns Philp Capital Property Ltd.,
              10.750% 02/15/11@...........................................        4,745
                                                                             ----------
                                                                                  6,683
                                                                             ----------
            INSURANCE -- 0.4%
   1,450    Fairfax Financial Holdings Limited,
              7.750% 12/15/03.............................................        1,457
   3,125    Fairfax Financial Holdings Limited,
              7.750% 07/15/37.............................................        2,688
                                                                             ----------
                                                                                  4,145
                                                                             ----------
            NETWORKING AND TELECOMMUNICATIONS EQUIPMENT -- 0.3%
   2,545    Marconi Corporation plc,
              8.000% 04/30/08.............................................        2,469
     506    Marconi Corporation plc,
              8.000% 04/30/08@(a).........................................          492
     217    Marconi Corporation plc,
              10.000% 10/31/08@(a)........................................          232
                                                                             ----------
                                                                                  3,193
                                                                             ----------
            OILFIELD SERVICES -- 0.4%
   1,650    Petroleum Geo-Services ASA,
              6.250% 11/19/03(a)(b).......................................        1,188
     425    Petroleum Geo-Services ASA,
              7.500% 03/31/07(b)..........................................          306

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            OILFIELD SERVICES -- (CONTINUED)
$     60    Petroleum Geo-Services ASA,
              6.625% 03/30/08(b)..........................................   $       43
   3,570    Petroleum Geo-Services ASA,
              7.125% 03/30/28(b)..........................................        2,570
     230    Petroleum Geo-Services ASA,
              8.150% 07/15/29(b)..........................................          166
                                                                             ----------
                                                                                  4,273
                                                                             ----------
            PACKAGING AND CONTAINERS -- 2.3%
   1,310    Crown Cork & Seal Company, Inc.,
              6.750% 12/15/03.............................................        1,317
  11,605    Crown Cork & Seal Company, Inc.,
              7.000% 12/15/06.............................................       11,169
   6,750    Crown Euro Holdings,
              9.500% 03/01/11@(a).........................................        7,255
   5,285    Crown Euro Holdings,
              10.875% 03/01/13@...........................................        5,827
   1,955    Norampac Inc.,
              6.750% 06/01/13@............................................        1,994
                                                                             ----------
                                                                                 27,562
                                                                             ----------
            PAPER AND FOREST PRODUCTS -- 1.1%
   2,795    Abitibi-Consolidated Inc.,
              8.850% 08/01/30.............................................        2,916
   3,265    Doman Industries Ltd., Class A,
              12.000% 07/01/04(b).........................................        3,330
   6,670    Norske Skog Canada Ltd.,
              Series D,
              8.625% 06/15/11.............................................        6,946
                                                                             ----------
                                                                                 13,192
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.9%
   6,025    Hollinger Inc.,
              11.875% 03/01/11@...........................................        6,658
   3,800    Sun Media Corporation,
              7.625% 02/15/13.............................................        3,990
                                                                             ----------
                                                                                 10,648
                                                                             ----------
            RAILROADS, TRUCKING AND SHIPPING -- 0.7%
   1,315    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              11.750% 06/15/09............................................        1,348
   2,770    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.,
              12.500% 06/15/12............................................        3,047
     230    Sea Containers Ltd.,
              Series B,
              10.750% 10/15/06(a).........................................          230
     880    Sea Containers Ltd.,
              Series B,
              7.875% 02/15/08(a)..........................................          792
   2,225    Stena AB,
              9.625% 12/01/12.............................................        2,420
                                                                             ----------
                                                                                  7,837
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            STEEL -- 0.4%
$  4,666    Algoma Steel Inc.,
              11.000% 12/31/09(b)(i)......................................   $    4,013
     600    IPSCO, Inc.,
              8.750% 06/01/13@............................................          627
                                                                             ----------
                                                                                  4,640
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 1.6%
     250    360 networks Inc.,
              13.000% 05/01/08(b).........................................            0++
   2,294    Call-Net Enterprises, Inc.,
              10.625% 12/31/08(a).........................................        2,059
   4,180    Millicom International Cellular S.A.,
              11.000% 06/01/06@...........................................        4,274
   4,930    Mobifon Holdings BV,
              12.500% 07/31/10@...........................................        5,373
   4,500    Nortel Networks Ltd.,
              6.125% 02/15/06(a)..........................................        4,523
   1,735    Rogers Cantel Inc.,
              9.750% 06/01/16.............................................        2,008
                                                                             ----------
                                                                                 18,237
                                                                             ----------
            TOTAL FOREIGN BONDS AND NOTES
              (Cost $129,276).............................................      140,822
                                                                             ----------
            FOREIGN CONVERTIBLE BONDS AND NOTES -- 1.7%
     737    Algoma Steel Inc.,
              1.000% 12/31/30(b)(i).......................................          310
   1,830(e) Colt Telecom Group plc,
              2.000% 03/29/06@............................................        2,067
     740(e) Colt Telecom Group plc,
              2.000% 12/16/06@............................................          819
   2,410(e) Colt Telecom Group plc,
              2.000% 04/03/07@............................................        2,666
   1,600(e) Koninklijke Ahold N.V.,
              4.000% 05/19/05.............................................        1,778
     133(e) KPNQwest NV,
              10.000% 03/15/12(b)(d)......................................            0++
     603    Millicom International Cellular S.A.,
              2.000% 06/01/06@(d)(i)......................................        2,594
  11,135    Nortel Networks Corporation,
              4.250% 09/01/08.............................................        9,827
                                                                             ----------
            TOTAL FOREIGN CONVERTIBLE BONDS
              AND NOTES
              (Cost $13,015)..............................................       20,061
                                                                             ----------
            MUNICIPAL BONDS AND NOTES -- 0.4%
   1,210    Iowa, Tobacco Settlement Authority, Revenue,
              Series 2001B,
              5.600% 06/01/35.............................................          927
     320    New Jersey, Tobacco Settlement Financing Corporation, Revenue,
              Series 2002,
              6.000% 06/01/37.............................................          258

                       SEE NOTES TO FINANCIAL STATEMENTS.
 106

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)


PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- (CONTINUED)
$    840    New Jersey, Tobacco Settlement Financing Corporation, Revenue,
              Series 2003,
              6.375% 06/01/32.............................................   $      750
   1,955    New Jersey, Tobacco Settlement Financing Corporation, Revenue,
              Series 2003,
              6.250% 06/01/43.............................................        1,615
     935    Rhode Island, Tobacco Settlement Financing Corporation,
              Revenue, Series 2002A,
              6.250% 06/01/42.............................................          773
                                                                             ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $4,197)...............................................        4,323
                                                                             ----------
 SHARES
---------
            PREFERRED STOCKS -- 0.6%
            BROADCASTING AND CABLE -- 0.2%
  54,535    MediaOne Financing Trust......................................        1,370
   8,400    Paxon Communications Corporation!!(d).........................          756
                                                                             ----------
                                                                                  2,126
                                                                             ----------
            PUBLISHING AND ADVERTISING -- 0.0%+
     328    Ziff Davis Holdings Inc., Series E-1!!(h)(i)..................            0++
                                                                             ----------
            REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
  23,400    Sovereign REIT,
              Series A@...................................................        3,464
                                                                             ----------
            TELECOMMUNICATIONS SERVICES -- 0.1%
  30,035    NEON Communications, Inc.!!(h)(i).............................          338
  10,960    Rural Cellular Corporation, Series B(d).......................          893
                                                                             ----------
                                                                                  1,231
                                                                             ----------
            TOTAL PREFERRED STOCKS
              (Cost $5,341)...............................................        6,821
                                                                             ----------
            RIGHTS -- 0.0%+
              (Cost $0)
   2,247    Neenah Right
              Expire 10/08/03(h)..........................................            0++
                                                                             ----------

PRINCIPAL
 AMOUNT                                                                         VALUE
  (000)                                                                         (000)
----------------------------------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 1.5%
              (Cost $16,567)
            U.S. TREASURY NOTES -- 1.5%
$ 16,125      5.375% 02/15/31(a)..........................................   $   17,304
                                                                             ----------
 SHARES
---------
            WARRANTS -- 0.1%
   1,145    COLO.COM
              Expire 03/15/10!!@(i).......................................            0++
   5,803    Harborside Healthcare Corporation
              Expire 08/01/09!!(i)........................................            0++
   1,663    ICO Global Communications
              Expire 5/16/06!!(i).........................................            0++
 275,617    NEON Communications, Inc.
              Expire 12/02/12!!(a)(h)(i)..................................            3
 180,266    NEON Communications, Inc., Preferred
              Expire 12/02/12!!(h)(i).....................................            2
 150,231    NEON Communications, Inc., Class A
              Expire 12/02/12!!(h)(i).....................................          188
   1,365    Ono Finance plc
              Expire 03/16/11!!@(i).......................................            0++
 474,443    Quadramed Corporation
              Expire 04/01/08!!...........................................        1,171
     363    Thermadyne Holdings Corporation
              Expire 05/23/04!!(h)(i).....................................            0++
     220    Thermadyne Holdings Corporation
              Expire 05/23/06!!(h)(i).....................................            0++
     180    UbiquiTel Inc.
              Expire 04/15/10!!@(i).......................................            0++
  60,280    Ziff Davis Holdings Inc.
              Expire 08/12/12!!(i)........................................            1
                                                                             ----------
            TOTAL WARRANTS
              (Cost $1,003)...............................................        1,365
                                                                             ----------
 SHARES
 (000)
--------
            INVESTMENT COMPANIES -- 23.1%
              (Cost $265,653)
 265,653    Nations Cash Reserves, Capital Class Shares#..................      265,653
                                                                             ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

Nations High Yield Bond Master Portfolio

  STATEMENT OF NET ASSETS (CONTINUED)         SEPTEMBER 30, 2003 (UNAUDITED)



                                                                               VALUE
                                                                               (000)
---------------------------------------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $1,237,072*)................................     113.2%  $1,303,865
                                                                            ----------
           OTHER ASSETS AND
             LIABILITIES (NET).................................     (13.2)%
           Cash..........................................................   $      265
           Receivable for investment securities sold.....................        1,822
           Dividends receivable..........................................           93
           Interest receivable...........................................       22,876
           Collateral on securities loaned...............................     (172,400)
           Investment advisory fee payable...............................         (520)
           Administration fee payable....................................          (47)
           Payable for investment securities purchased...................       (3,872)
           Accrued Trustees' fees and expenses...........................          (32)
           Accrued expenses and other liabilities........................         (103)
                                                                            ----------
           TOTAL OTHER ASSETS AND
             LIABILITIES (NET)...........................................     (151,918)
                                                                            ----------
           NET ASSETS..........................................             $1,151,947
                                                                    100.0%  ==========

---------------

 * Federal income tax information: net unrealized appreciation of $66,793 on investment securities was comprised of gross appreciation of $82,041 and depreciation of $15,248 for federal income tax purposes. At September 30, 2003, the aggregate cost for federal income tax purposes was $1,237,072.

 **Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 ***
   Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

 !!Non-income producing security.

  @Security exempt from registration under Rule 144A of the Securities
   Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 + Amount represents less than 0.1%.

 ++Amount represents less than $500.

 # Money market mutual fund registered under the Investment Company
   Act of 1940, as amended, and advised by Banc of America Capital Management, LLC. A portion of this amount represents cash collateral received from securities lending activity (see Note 8). The portion that represents cash collateral is $172,400.

 (a)
   All or portion of security was on loan at September 30, 2003. The aggregate cost and market value of securities on loan at September 30, 2003, is $155,052 and $164,165, respectively.

 (b)
   Issue in default.

 (c)
   Issuer in bankruptcy.

 (d)
   PIK ("Payment In Kind"). Interest or dividend payment is made with additional securities.

 (e)
   Principal amount denominated in Euro.

 (f)
   Foreign security.

 (h)
   Fair valued security.

 (i)
   Restricted security.

 (j)
   Loan participation agreement.

ABBREVIATIONS:

MTN  --   Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.
 108

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the six months ended September 30, 2003

                                                               INTERMEDIATE        HIGH YIELD
                                                                   BOND               BOND
                                                                  MASTER             MASTER
                                                                PORTFOLIO          PORTFOLIO
                                                              ---------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................  $       13,268     $       42,836
Dividends (Net of foreign withholding taxes of $0 and $2,
  respectively).............................................              --                230
Dividend income from affiliated funds.......................             448                550
Securities lending..........................................              63                102
                                                              --------------     --------------
    Total investment income.................................          13,779             43,718
                                                              --------------     --------------
EXPENSES:
Investment advisory fee.....................................           1,550              2,767
Administration fee..........................................             194                252
Custodian fees..............................................              28                 30
Legal and audit fees........................................              23                 23
Trustees' fees and expenses.................................              10                 10
Interest expense............................................              13                 --
Other.......................................................               4                  7
                                                              --------------     --------------
    Total expenses..........................................           1,822              3,089
Fees reduced by credits allowed by the custodian............              (1)                (3)
                                                              --------------     --------------
    Net expenses............................................           1,821              3,086
                                                              --------------     --------------
NET INVESTMENT INCOME.......................................          11,958             40,632
                                                              --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................          11,144             10,021
  Swap contracts............................................           1,412                 --
  Futures...................................................          (1,376)                --
  Written options...........................................          (1,652)                --
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................              --                186
                                                              --------------     --------------
Net realized gain/(loss) on investments.....................           9,528             10,207
                                                              --------------     --------------
Change in unrealized appreciation/(depreciation) of:
  Securities................................................          (5,199)            74,513
  Swap contracts............................................             405                 --
  Written options...........................................             (13)                --
  Futures...................................................            (121)                --
  Forward foreign exchange contracts, foreign currencies and
    other net assets........................................              --                 (8)
                                                              --------------     --------------
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          (4,928)            74,505
                                                              --------------     --------------
Net realized and unrealized gain/(loss) on investments......           4,600             84,712
                                                              --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $       16,558     $      125,344
                                                              ==============     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS MASTER INVESTMENT TRUST

  STATEMENTS OF CHANGES IN NET ASSETS


                                                          INTERMEDIATE BOND                     HIGH YIELD BOND
                                                           MASTER PORTFOLIO                    MASTER PORTFOLIO
                                                   --------------------------------    ---------------------------------
                                                     SIX MONTHS                          SIX MONTHS
                                                       ENDED                               ENDED
                                                      9/30/03          YEAR ENDED         9/30/03           YEAR ENDED
                                                    (UNAUDITED)         3/31/03         (UNAUDITED)          3/31/03
                                                   ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income............................  $       11,958    $       24,168    $       40,632     $       43,184
Net realized gain/(loss) on investments..........           9,528            11,351            10,207             (3,684)
Net change in unrealized
  appreciation/(depreciation) of investments.....          (4,928)           29,924            74,505              1,825
                                                   --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets resulting
  from operations................................          16,558            65,443           125,344             41,325
Contributions....................................          83,573           745,976         1,161,996            559,715
Withdrawals......................................        (119,765)         (382,040)         (831,043)          (231,598)
                                                   --------------    --------------    --------------     --------------
Net increase/(decrease) in net assets............         (19,634)          429,379           456,297            369,442
NET ASSETS:
Beginning of period..............................         785,213           355,834           695,650            326,208
                                                   --------------    --------------    --------------     --------------
End of period....................................  $      765,579    $      785,213    $    1,151,947     $      695,650
                                                   ==============    ==============    ==============     ==============


  FINANCIAL HIGHLIGHTS


                                                                                                             WITHOUT WAIVERS
                                                                                                              AND/OR EXPENSE
                                                                                                              REIMBURSEMENTS
                                                                                                           --------------------
                                                           RATIO OF           RATIO OF NET                       RATIO OF
                                                          OPERATING            INVESTMENT                       OPERATING
                                                           EXPENSES          INCOME/(LOSS)     PORTFOLIO       EXPENSES TO
                                            TOTAL         TO AVERAGE           TO AVERAGE      TURNOVER          AVERAGE
                                            RETURN        NET ASSETS           NET ASSETS        RATE           NET ASSETS
                                            -----------------------------------------------------------------------------------
INTERMEDIATE BOND MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)....   2.28%           0.47%+(c)(d)         3.08%+          139%             0.47%+(c)(d)
Year ended 3/31/2003......................  10.85            0.47(c)(d)           3.74            122              0.47(c)
Year ended 3/31/2002......................   4.33            0.49(c)(d)           5.24            228              0.49(c)
Year ended 3/31/2001......................     --@           0.45(c)              6.61            118              0.46 (c)
Period ended 3/31/2000....................     --@           0.54+                6.10+            90              0.55+
Period ended 5/14/1999(a).................     --@           0.38+                5.61+            19              0.42+
Year ended 2/28/1999(a)...................     --@           0.35                 5.69            137              0.45
HIGH YIELD BOND MASTER PORTFOLIO:
Six months ended 9/30/2003 (unaudited)....  14.37%           0.61%+(c)            8.05%+           27%             0.61%+(c)
Year ended 3/31/2003......................   6.47            0.62(c)              9.76             50              0.62(c)
Year ended 3/31/2002......................   6.33            0.65(c)(d)           9.93             64              0.65(c)
Year ended 3/31/2001......................     --@           0.71                11.14             63              0.72
Period ended 3/31/2000(b).................     --@           2.82+                5.16+            26              2.86+

---------------
 + Annualized.

(a)Represents financial information for the Pacific Horizon Intermediate Bond Portfolio, which was reorganized into Intermediate Bond Master Portfolio on May 21, 1999.

(b)High Yield Bond Master Portfolio commenced operations on February 14, 2000.

(c)The effect of the custodial expense offset (see Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

(d)The effect of interest expense on the operating expense ratio was less than 0.01%.

  @Total return not required for periods indicated.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 110

NATIONS MASTER INVESTMENT TRUST

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Master Investment Trust (the "Master Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. At September 30, 2003, the Master Trust offered twelve separate portfolios. These financial statements pertain only to Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio (each a "Master Portfolio" and collectively, the "Master Portfolios"). Financial statements for the other portfolios of the Master Trust are presented under separate cover.

Certain Funds invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Yield Bond Master Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium -- a high interest rate or yield -- because of the increased risk of loss. These securities can also be subject to greater price volatility.

The following investors were invested in the Master Portfolios at September 30, 2003:

INTERMEDIATE BOND MASTER PORTFOLIO:
Nations Intermediate Bond Fund..............................  96.2%
Nations Intermediate Bond Fund (Offshore)...................   3.8%
HIGH YIELD BOND MASTER PORTFOLIO:
Nations High Yield Bond Fund................................  94.4%
Nations High Yield Bond Fund (Offshore).....................   5.6%

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Master Portfolios in the preparation of their financial statements.

Securities valuation: Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Intermediate Bond Master Portfolio and High Yield Bond Master Portfolio may invest in futures contracts for the purposes of hedging against changes in values of the Portfolio's securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the portfolio's return. Upon entering into a futures contract, a Master Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Master Portfolio each day, depending on the daily fluctuation of the value of the contract.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect changes in the market value of the contract. When the contract is closed, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Intermediate Bond Master Portfolio may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Master Portfolio may use such options on futures contracts in connection with its hedging strategies and for the purpose of yield enhancement in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures.

The Master Portfolio may write covered call options and put options on securities in which it is permitted to invest from time to time in seeking to attain the Master Portfolio's objective. Call options written by a Master Portfolio give the holder the right to buy the underlying securities from the Master Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Master Portfolio at a stated price. In the case of put options, a Master Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Master Portfolio may also write combinations of covered puts and calls on the same underlying security. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Master Portfolio typically receives a premium from writing a put or call option, which would increase the Master Portfolio's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Master Portfolio limits its opportunity to profit from any increase in the market value of the underlying security for an exercise price higher than its then current market value, resulting in potential capital loss if the purchase price exceeds the market value plus the amount of the premium received.

The Master Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction in which it purchases an option having the same terms as the option written. The Master Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Master Portfolio.

Foreign currency transactions: The books and records of the Master Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Master Portfolio and the amounts actually received. The effects of changes in foreign currency exchange rates on securities are not separately identified in the Statements of operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on securities.

Forward foreign currency transactions: Generally, a Master Portfolio may enter into forward currency exchange contracts only under two circumstances: (i) when a Master Portfolio enters into a contract for the purchase or sale of a

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


security denominated in a foreign currency, to "lock in" the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; or (ii) when the investment adviser or sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Master Portfolio as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, a Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or offset.

Forward foreign currency contracts will be used primarily to protect the Master Portfolios from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Master Portfolio's investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of net assets. In addition, the Master Portfolios could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Swaps: The Master Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Master Portfolios had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Master Portfolios with another party of their respective commitments to pay or receive interest, effective return, or total return throughout the lives of the agreements. The interest to be paid or received on swaps is included in interest income or interest expense. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Master Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Master Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Master Portfolio will succeed in pursuing contractual remedies. A Master Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, the elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Master Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Loan Participations: The High Yield Master Portfolio may invest in Loan Participations. When the Master Portfolio purchases a Loan Participation, the Master Portfolio typically enters into a contractual relationship with the lender or third party selling such Participations ("Selling Participant"), but not the Borrower. As a result, the Master Portfolio assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Master

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


Portfolio and the Borrower ("Intermediate Participants"). The Master Portfolio may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Loan Participation.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date. Each investor in the portfolio is treated as an owner of its proportionate share of the net assets, income, expenses, realized and unrealized gains and losses of the portfolio.

Federal income taxes: The Master Portfolios are treated as partnerships for federal income tax purposes and therefore are not subject to federal income tax. Each investor in the Master Portfolios will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

Expenses: General expenses of the Master Trust are allocated to the Master Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Master Portfolio are charged to such Master Portfolio.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Master Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Master Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Master Portfolio:

                                                              ANNUAL RATE
                                                              -----------
Intermediate Bond Master Portfolio..........................        0.40%
High Yield Bond Master Portfolio............................        0.55%

The Master Trust has, on behalf of the High Yield Bond Master Portfolio, entered into a sub-advisory agreement with BACAP and MacKay Shields LLC ("MacKay Shields") pursuant to which MacKay Shields is entitled to receive a sub-advisory fee from BACAP at the maximum annual rate of 0.40% of the Master Portfolio's average daily net assets up to and including $100 million; 0.375% of the Master Portfolio's average daily net assets over $100 million and up to and including $200 million and 0.35% of the Master Portfolio's average daily net assets over $200 million.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of the Master Trust. Under the administration agreement, BACAP Distributors is currently entitled to receive a fee, computed daily and paid monthly, at the maximum annual rate of 0.05% of each Master Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Master Trust pursuant to an agreement with BACAP Distributors. For the six months ended September 30, 2003, BACAP Distributors earned 0.05% (annualized) of each Master Portfolio's average daily net assets for its administration services.

BNY serves as the custodian of the Master Trust's assets. For the six months ended September 30, 2003, expenses of the Master Portfolios were reduced by $3,399 under expense offset arrangements with BNY. The Master Portfolios could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from the Master Trust for serving as a Trustee or Officer of the Master Trust.

The Master Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. All benefits provided under this plan are unfunded and any payments to plan participants are paid

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


solely out of the Master Portfolios' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, on the rate of return of Nations Treasury Reserves, a portfolio of Nations Funds Trust, another registered investment company in the Nations Funds family. The expense for the deferred compensation plan is included in "Trustees' fees and expenses" in the Statements of operations. The liability for the deferred compensation plan is included in "Accrued Trustees' fees and expenses" in the Statement of net assets.

The Master Portfolios have made daily investments of cash balances in the Nations Cash Reserves, a portfolio of Nations Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Master Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Intermediate Bond Master Portfolio..........................  $131,900     $ 95,759
High Yield Bond Master Portfolio............................   573,974      240,020

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Intermediate Bond Master Portfolio..........................  $928,239     $929,045
High Yield Bond Master Portfolio............................    16,568           --

4.  FUTURES CONTRACTS

At September 30, 2003, the Intermediate Bond Master Portfolio had the following futures contracts open:

                                                                                                                     UNREALIZED
                                                                           VALUE OF CONTRACT    MARKET VALUE OF    APPRECIATION/
                                                              NUMBER OF       WHEN OPENED          CONTRACTS       (DEPRECIATION)
DESCRIPTION                                                   CONTRACTS          (000)               (000)             (000)
---------------------------------------------------------------------------------------------------------------------------------
U.S. 5 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................      36           $  4,056            $  4,085            $  29
U.S. 20 year Treasury Note Futures (long position) expiring
  December 2003(a)..........................................     111             11,588              12,449              861
U.S. 10 year Treasury Note Futures (short position) expiring
  December 2003(a)..........................................    (150)           (16,278)            (17,194)            (916)
                                                                                                                       -----
  Total net unrealized depreciation.........................                                                           $ (26)
                                                                                                                       =====

---------------

(a)Securities have been segregated as collateral for the Master Portfolio's open futures contracts.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


5.  WRITTEN OPTIONS

Written options for the Intermediate Bond Master Portfolio six months ended September 30, 2003 aggregated the following:

                                                                           PREMIUM
                                                              NUMBER OF    RECEIVED
SUMMARY OF WRITTEN OPTIONS                                    CONTRACTS     (000)
-----------------------------------------------------------------------------------
Outstanding at March 31, 2003...............................      36       $   230
Contracts opened............................................     378         2,134
Contracts closed............................................    (139)         (753)
Contracts expired...........................................    (275)       (1,611)
                                                                ----       -------
Outstanding at September 30, 2003...........................      --       $    --
                                                                ====       =======

6.  SWAP CONTRACTS

At September 30, 2003, the Intermediate Bond Master Portfolio had the following swap contracts outstanding:

                                                                                                               UNREALIZED
                                                     NOTIONAL                                PAYMENTS        APPRECIATION/
                                                      AMOUNT       PAYMENTS MADE BY        RECEIVED BY       (DEPRECIATION)
DESCRIPTION                                           (000)            THE FUND              THE FUND            (000)
---------------------------------------------------------------------------------------------------------------------------
Contract with Citigroup, effective April 18, 2003,
  expiring June 20, 2008(a)........................  $ 3,000             (b)                   (b)                $  4
Contract with Citigroup, effective April 23, 2003,
  expiring June 20, 2008(a)........................    3,000        3-month LIBOR             3.380%                35
                                                                                           Lehman U.S.
Contract with Lehman Brothers, effective October                                           Credit Total
  16, 2002, expiring November 1, 2003(a)...........    4,000     1-month LIBOR +0.90%      Return Index             83
Contract with Lehman Brothers, effective November                                        Lehman Baa Total
  1, 2002, expiring November 1, 2003(a)............    8,000     1-month LIBOR +0.90%      Return Index            193
                                                                   Lehman CMBS Aaa
                                                                     Index (Prior
                                                                 floating rate minus     Lehman CMBS Aaa
Contract with Morgan Stanley, effective September                  current floating        Index Spread
  30, 2003, expiring December 31, 2003(a)..........   16,300        rate) x factor            +0.44%                --
                                                                                                                  ----
Total unrealized appreciation......................                                                               $315
                                                                                                                  ====

---------------

(a)Fair value.

(b)Wells Fargo Credit Default Swap -- The Fund assumes risk on Wells Fargo Credit rating. The Fund receives 0.30% of the notional amount of the contract.

7.  LINE OF CREDIT

The Master Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Master Portfolio maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


The Master Portfolios had no borrowings outstanding at September 30, 2003. During the six months ended September 30, 2003, borrowings by the Master Portfolios under the Agreement were as follows:

                                                                AVERAGE
                                                                 AMOUNT       AVERAGE
                                                              OUTSTANDING*    INTEREST
FUND                                                             (000)          RATE
--------------------------------------------------------------------------------------
Intermediate Bond Master Portfolio..........................     $1,783         1.50%

---------------
 *The average amount outstanding was based on daily balances in the period.

8.  SECURITIES LENDING

Under an agreement with BNY, the Master Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned. The cash collateral received is invested in Nations Cash Reserves. A portion of the income generated by the investment of the collateral, net of any rebates paid by BNY to borrowers, is remitted to BNY as lending agent, and the remainder is paid to the Master Portfolios. Generally, in the event of counterparty default, the Master Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Master Portfolio in the event the Master Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Master Portfolio bears the risk of loss with respect to the investment of collateral.

At September 30, 2003, the following Master Portfolios had securities on loan:

                                                               MARKET VALUE OF     MARKET VALUE
                                                              LOANED SECURITIES    OF COLLATERAL
                                                                    (000)              (000)
                                                              ----------------------------------
Intermediate Bond Master Portfolio..........................      $174,160           $178,515
High Yield Bond Master Portfolio............................       164,165            172,400

9.  RESTRICTED SECURITIES

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933. The Master Portfolios do not have the right to demand that such securities be registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

The following securities are considered restricted as to resale at September 30, 2003 for the High Yield Bond Master Portfolio.

                                                                        PRINCIPAL               MARKET
                                                                         AMOUNT/                 VALUE     PERCENTAGE
                                                      ACQUISITION        SHARES       COST      9/30/03      OF NET
SECURITY                                                 DATE             (000)       (000)      (000)       ASSETS
---------------------------------------------------------------------------------------------------------------------
Algoma Steel Inc.,
  11.000% due 12/31/09(a)........................  03/12/01-06/20/01     $4,666      $ 3,223    $ 4,013       0.3%
Algoma Steel Inc.,
  1.000% due 12/31/30(a).........................  03/12/01-04/19/01        737           87        310       0.0*
COLO.COM,
  13.875% due 03/15/10(a)(b)(d)..................  03/01/01-04/03/01      1,145          188         11       0.0*
COLO.COM Warrants(d)(h)..........................      04/03/01               1           24          0**     0.0*
Globix Corporation,
  11.000% due 05/01/08(c)(d).....................  10/14/02-05/01/03        849          845        645       0.1*
Globix Corporation(b)(h).........................      10/14/02              89            0        111       0.0*
GT Telecom Racers Notes Trust, Series B,
  0.00% due 06/30/08(a)(b)(e)(g).................  01/12/0-01/31/02         417          225          0**     0.0*
GT Telecom Racers Notes Trust, Series A,
  0.00% due 06/30/08(a)(b)(e)(g).................  01/12/01-01/31/02        583          243          0**     0.0*
Harborside Healthcare Corporation,
  0.000% due 08/01/07
  12.000% beginning 08/01/04.....................      10/25/01             210          127         84       0.0*

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


                                                                        PRINCIPAL               MARKET
                                                                         AMOUNT/                 VALUE     PERCENTAGE
                                                      ACQUISITION        SHARES       COST      9/30/03      OF NET
SECURITY                                                 DATE             (000)       (000)      (000)       ASSETS
---------------------------------------------------------------------------------------------------------------------
Harborside Healthcare Corporation
  Warrants(h)....................................      05/09/01          $    6      $     9    $     0**     0.0%*
ICO Global Communications Warrants(h)............      11/07/00               2            0          0**     0.0*
ICO Global Communications Holdings LTD.(h).......      01/11/02               7           61          6       0.0*
Jafra Cosmetics Term A,
  5.188% due 05/20/08(e)(f)......................      07/28/03           2,022        1,855      1,921       0.2
Micron Technology Inc.
  6.500% due 09/30/05............................  02/18/02-06/19/03      8,000        7,456      7,760       0.7
Millicom International Cellular S.A.,
  2.000% due 06/01/06(c)(d)......................  05/16/02-07/22/02        603          490      2,594       0.2
Mirant Revolver Credit Facility,
  4.816% due 01/15/04(a)(e)(f)...................      04/11/03           1,400        1,400        735       0.1
NEON Communications, Inc.(b)(h)..................      07/01/03             276          244        345       0.0*
NEON Communications, Inc. Preferred(b)(h)........      12/04/02              30          338        338       0.0*
NEON Communications, Inc. Warrants,
  Preferred(b)(h)................................      01/03/03             180            0          2       0.0*
NEON Communications, Inc. Warrants(b)(h).........      07/01/03             276          244          3       0.0*
NEON Communications, Inc. Warrants, Class
  A(b)(h)........................................      12/04/02             150            0        188       0.0*
NII Holdings Ltd.,
  (0.000)% due 11/01/09
  13.000% beginning 11/01/04.....................      11/12/02           2,415        1,788      2,451       0.2
NII Holdings, Inc. Class B(h)....................      11/13/02              77          192      4,589       0.4
Ono Finance plc Warrants(d)(h)...................      07/17/01               1          181          0**     0.0*
Owens Corning Bank Debt,
  0.00% due 01/01/04(a)(e)(f)(g).................  08/22/01-06/04/02      1,790        1,205      1,119       0.1
Pacific Gas and Electric Company Bank Debt A,
  8.375% due 12/30/06(e)(f)......................  01/29/02-02/08/02      3,795        3,753      3,838       0.3
Qwest Service Corporation,
  4.620% due 05/03/05(e)(f)......................      01/24/03             373          328        369       0.0*
Qwest Communications Term B,
  6.950% due 06/30/10(e)(f)......................      06/05/03           6,500        6,393      6,356       0.6
Thermadyne Holding Corporation(h)................      05/23/03             158        1,822      1,523       0.1
Thermadyne Bank Debt
  6.230% due 03/31/08(e)(f)......................      05/23/03             878          878        859       0.1
Thermadyne Holding Corporation Warrants(b)(h)....      05/23/03               0***         0          0**     0.0*
Thermadyne Holding Corporation Warrants(b)(h)....      06/18/03               0***         0          0**     0.0*
                                                       07/03/00-
UbiquiTel Inc. Warrants(d)(h)....................      07/10/00               0***        10          0**     0.0*
United Artists Theatre Circuit Inc., Series
  1995-A                                               11/28/00-
  9.300% due 07/01/15(b).........................      07/21/03             652          523        652       0.1
Ziff Davis Holdings Inc., Series E-1(b)(h).......      12/06/02               0***         0          0**     0.0*
Ziff Davis Holdings Inc. Warrants(h).............      08/15/02              60            0          1       0.0*
                                                                                     -------    -------       ---
Total............................................                                    $34,132    $40,823       3.5%
                                                                                     =======    =======       ===

---------------

  * Amount represents less than 0.1%.

 ** Amount represents less than $500.

 ***Amount represents less than 500 shares.

 (a)Issue in default.

 (b)Fair valued security.

 (c)PIK ("Payment in kind"). Interest or dividend payment is made with additional securities.

 (d)Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 (e)Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

 (f)Loan participation agreement.

 (g)Issuer in bankruptcy.

 (h)Non-income producing security.

NATIONS MASTER INVESTMENT TRUST



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


10.  COMMITMENTS AND CONTINGENCIES

As of September 30, 2003, the High Yield Bond Master Portfolio had unfunded loan commitments pursuant to the following loan agreements:

BORROWER:                                                     UNFUNDED COMMITMENT
---------------------------------------------------------------------------------
Owens Corning Bank Debt.....................................         $127

11.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

                      [This page intentionally left blank]

                      [This page intentionally left blank]

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




FIXEDAR
(9/03)

                                             Nations LifeGoal Growth
                                             Portfolio

      NATIONS LIFEGOAL PORTFOLIOS            Nations LifeGoal Balanced
      ------------------------------------   Growth Portfolio
      Semiannual report for the period
      ended September 30, 2003               Nations LifeGoal Income
                                             and Growth Portfolio

                                             Nations LifeGoal
                                             Income Portfolio




                                            [NATIONS FUNDS LOGO]

For a free copy of the fund's proxy voting guidelines visit www.nationsfunds.com, call 1.800.321.7854, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

BACAP Distributors, LLC and Banc of America Capital Management, LLC are the distributor and investment adviser to Nations Funds, respectively. They and other affiliates of Bank of America provide services to Nations Funds and receive fees for such services. BACAP Distributors, LLC, member NASD, SIPC


NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces -- fiscal policy, monetary policy and a weak dollar -- converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman

*Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

CHAIRMAN'S AND PRESIDENT'S MESSAGE
CONTINUED...

Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

/S/ WILLIAM P. CARMICHAEL
WILLIAM P. CARMICHAEL
CHAIRMAN OF THE BOARD OF TRUSTEES
NATIONS FUNDS

/S/ KEITH WINN
H. KEITH WINN
PRESIDENT
BANC OF AMERICA CAPITAL MANAGEMENT, LLC

October 14, 2003

**The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

TABLE OF CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets                                        3
                                       Nations LifeGoal Growth Portfolio                             3
                                       Nations LifeGoal Balanced Growth Portfolio                    4
                                       Nations LifeGoal Income and Growth Portfolio                  5
                                       Nations LifeGoal Income Portfolio                             6
                                     Statements of operations                                        7
                                     Statements of changes in net assets                             8
                                     Schedules of capital stock activity                            10
                                     Financial highlights                                           14
                                     Notes to financial statements                                  22

                                  NATIONS FUNDS                         [DALBAR LOGO]
                                  RECOGNIZED FOR
                                  OUTSTANDING                           DALBAR, Inc. is a well-respected
                                  SHAREHOLDER                           research firm that measures
                                  SERVICE                               customer service levels and
                                                                        establishes benchmarks in the
                                  IN RECOGNITION OF ITS COMMITMENT      financial services industry.
                                  TO PROVIDE SHAREHOLDERS WITH THE
                                  HIGHEST LEVEL OF SERVICE IN THE
                                  MUTUAL FUND INDUSTRY, NATIONS
                                  FUNDS RECEIVED THE DALBAR MUTUAL
                                  FUND SERVICE AWARD IN 2002.


                      [This page intentionally left blank]

NATIONS FUNDS

Nations LifeGoal Growth Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANY
              SECURITIES** -- 100.3%
1,161,250   Nations International Value Fund, Primary A Class.............   $ 18,963
2,544,948   Nations Marsico Focused Equities Fund,
              Primary A Class.............................................     38,938
1,575,829   Nations Marsico International Opportunities Fund,
              Primary A Class.............................................     14,104
1,295,798   Nations MidCap Growth Fund, Primary A Class...................     13,580
1,277,244   Nations MidCap Value Fund, Primary A Class....................     13,692
  779,023   Nations Small Company Fund, Primary A Class...................     10,244
1,012,977   Nations SmallCap Value Fund, Primary A Class..................     10,079
1,285,448   Nations Strategic Growth Fund, Primary A Class................     13,240
6,153,247   Nations Value Fund, Primary A Class...........................     62,025
                                                                             --------
            TOTAL INVESTMENT COMPANY SECURITIES
              (Cost $202,073).............................................    194,865
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $202,073*)..................................     100.3%   194,865
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................      (0.3)%
            Receivable for Fund shares sold...............................   $    895
            Payable for Fund shares redeemed..............................     (1,159)
            Investment advisory fee payable...............................       (115)
            Shareholder servicing and distribution fees payable...........       (186)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................       (565)
                                                                             --------
            NET ASSETS..........................................     100.0%  $194,300
                                                                             ========
            NET ASSETS CONSIST OF:
            Net investment loss...........................................   $    (93)
            Accumulated net realized loss on investments sold.............    (19,121)
            Net unrealized depreciation of investments....................     (7,208)
            Paid-in capital...............................................    220,722
                                                                             --------
            NET ASSETS....................................................   $194,300
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($84,428,462 / 8,778,637 shares outstanding)................      $9.62
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($39,761,273 / 4,139,514 shares outstanding)................      $9.61
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $10.20

            INVESTOR B SHARES:
            Net asset value and offering price per share+
              ($60,200,897 / 6,464,287 shares outstanding)................      $9.31
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share+
              ($9,909,441 / 1,069,694 shares outstanding).................      $9.26
                                                                             ========

---------------

 *Federal income tax information (see Note 8).

 **
  Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 +The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LifeGoal Balanced Growth Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANY
              SECURITIES** -- 99.8%
8,368,419   Nations Bond Fund,
              Primary A Class.............................................   $ 84,019
  848,350   Nations Convertible Securities Fund, Primary A Class..........     13,005
2,340,242   Nations High Yield Bond Fund, Primary A Class.................     22,045
1,666,924   Nations International Value Fund, Primary A Class.............     27,221
2,867,605   Nations Marsico Focused Equities Fund,
              Primary A Class.............................................     43,874
1,599,225   Nations Marsico International Opportunities Fund, Primary A
              Class.......................................................     14,313
2,103,490   Nations MidCap Growth Fund, Primary A Class...................     22,045
2,064,276   Nations MidCap Value Fund, Primary A Class....................     22,129
6,326,175   Nations Short-Term Income Fund, Primary A Class...............     63,452
1,049,437   Nations Small Company Fund, Primary A Class...................     13,800
1,376,435   Nations SmallCap Value Fund, Primary A Class..................     13,696
1,680,017   Nations Strategic Growth Fund, Primary A Class................     17,304
7,673,946   Nations Value Fund, Primary A Class...........................     77,353
                                                                             --------
            TOTAL INVESTMENT COMPANY SECURITIES
              (Cost $431,730).............................................    434,256
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $431,730*)..................................      99.8%   434,256
                                                                             --------
            OTHER ASSETS AND LIABILITIES (NET)..................       0.2%
            Receivable for Fund shares sold...............................   $  1,757
            Dividends receivable..........................................        382
            Payable for Fund shares redeemed..............................       (503)
            Investment advisory fee payable...............................       (255)
            Shareholder servicing and distribution fees payable...........       (431)
            Distributions payable.........................................        (33)
                                                                             --------
            TOTAL OTHER ASSETS AND LIABILITIES (NET)......................        917
                                                                             --------
            NET ASSETS..........................................     100.0%  $435,173
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $  1,170
            Accumulated net realized loss on investments sold.............    (13,051)
            Net unrealized appreciation of investments....................      2,526
            Paid-in capital...............................................    444,528
                                                                             --------
            NET ASSETS....................................................   $435,173
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($190,664,038 / 18,866,577 shares outstanding)..............     $10.11
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($73,140,942 / 7,222,542 shares outstanding)................     $10.13
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $10.75

            INVESTOR B SHARES:
            Net asset value and offering price per share+
              ($150,585,087 / 14,917,965 shares outstanding)..............     $10.09
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share+
              ($20,783,207 / 2,040,392 shares outstanding)................     $10.19
                                                                             ========

---------------

 *Federal income tax information (see Note 8).

 **
  Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 +The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

NATIONS FUNDS

Nations LifeGoal Income and Growth Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                               VALUE
 SHARES                                                                        (000)
--------------------------------------------------------------------------------------
            INVESTMENT COMPANY
              SECURITIES** -- 100.0%
2,081,713   Nations Bond Fund,
              Primary A Class.............................................   $ 20,900
  469,428   Nations Convertible Securities Fund, Primary A Class..........      7,196
1,242,571   Nations High Yield Bond Fund, Primary A Class.................     11,705
  172,783   Nations International Value Fund, Primary A Class.............      2,822
  534,878   Nations Marsico International Opportunities Fund,
              Primary A Class.............................................      4,787
5,880,456   Nations Short-Term Income Fund, Primary A Class...............     58,981
  232,503   Nations Small Company Fund,
              Primary A Class.............................................      3,057
  304,886   Nations SmallCap Value Fund,
              Primary A Class.............................................      3,034
1,255,195   Nations Strategic Growth Fund, Primary A Class................     12,929
1,698,909   Nations Value Fund,
              Primary A Class.............................................     17,125
                                                                             --------
            TOTAL INVESTMENT COMPANY SECURITIES
              (Cost $138,257).............................................    142,536
                                                                             --------
            TOTAL INVESTMENTS
              (Cost $138,257*)..................................     100.0%   142,536
                                                                             --------
            OTHER ASSETS AND
              LIABILITIES (NET).................................     (0.00)%
            Receivable for Fund shares sold...............................   $    244
            Dividends receivable..........................................        177
            Payable for Fund shares redeemed..............................       (103)
            Investment advisory fee payable...............................        (85)
            Shareholder servicing and distribution fees payable...........       (196)
            Distributions payable.........................................        (40)
                                                                             --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...........................................         (3)
                                                                             --------
            NET ASSETS..........................................     100.0%  $142,533
                                                                             ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...........................   $    377
            Accumulated net realized loss on investments sold.............     (1,162)
            Net unrealized appreciation of investments....................      4,279
            Paid-in capital...............................................    139,039
                                                                             --------
            NET ASSETS....................................................   $142,533
                                                                             ========


                                                                               VALUE
--------------------------------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption price per share
              ($41,724,921 / 4,023,941 shares outstanding)................     $10.37
                                                                             ========
            INVESTOR A SHARES:
            Net asset value and redemption price per share
              ($23,328,272 / 2,236,845 shares outstanding)................     $10.43
                                                                             ========

            Maximum sales charge..........................................      5.75%
            Maximum offering price per share..............................     $11.07

            INVESTOR B SHARES:
            Net asset value and offering price per share+
              ($66,318,128 / 6,368,436 shares outstanding)................     $10.41
                                                                             ========
            INVESTOR C SHARES:
            Net asset value and offering price per share+
              ($11,161,773 / 1,076,805 shares outstanding)................     $10.37
                                                                             ========

---------------

 * Federal income tax information (see Note 8).

 **Mutual Funds registered under the Investment Company Act of
   1940, as amended, and advised by Banc of America Capital Management, LLC.

 + The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

Nations LifeGoal Income Portfolio

  STATEMENT OF NET ASSETS                     SEPTEMBER 30, 2003 (UNAUDITED)


                                                                            VALUE
SHARES                                                                      (000)
-----------------------------------------------------------------------------------
          INVESTMENT COMPANY
            SECURITIES** -- 80.7%
177,993   Nations Cash Reserves,
            Capital Class Shares........................................   $   178
 28,892   Nations Convertible Securities Fund, Primary A Class..........       443
285,845   Nations High Yield Bond Fund, Primary A Class.................     2,692
133,897   Nations Mortgage and Asset-Backed Portfolio,
            Primary A Class.............................................     1,347
427,591   Nations Short-Term Income Fund, Primary A Class...............     4,289
                                                                           -------
          TOTAL INVESTMENTS
            (Cost $8,917)...............................................     8,949
                                                                           -------
          TOTAL INVESTMENTS
            (Cost $8,917*)....................................      80.7%    8,949
                                                                           -------
          OTHER ASSETS AND
            LIABILITIES (NET).................................      19.3%
          Receivable for Fund shares sold...............................   $ 2,144
          Dividends receivable..........................................         4
          Receivable from investment advisor............................        11
          Payable for Fund shares redeemed..............................        (1)
          Administration fee payable....................................        (1)
          Shareholder servicing and distribution fees payable...........        (1)
          Accrued Trustees' fees and expenses...........................        (2)
          Accrued expenses and other liabilities........................       (10)
                                                                           -------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...........................................     2,144
                                                                           -------
          NET ASSETS..........................................     100.0%  $11,093
                                                                           =======
          NET ASSETS CONSIST OF:
          Undistributed net investment income...........................   $    18
          Net unrealized appreciation of investments....................        32
          Paid-in capital...............................................    11,043
                                                                           -------
          NET ASSETS....................................................   $11,093
                                                                           =======


                                                                            VALUE
-----------------------------------------------------------------------------------
          PRIMARY A SHARES:
          Net asset value, offering and redemption price per share
            ($1,767,428 / 175,001 shares outstanding)...................    $10.10
                                                                           =======
          INVESTOR A SHARES:
          Net asset value and redemption price per share
            ($6,890,133 / 682,267 shares outstanding)...................    $10.10
                                                                           =======

          Maximum sales charge..........................................     3.25%
          Maximum offering price per share..............................    $10.44

          INVESTOR B SHARES:
          Net asset value and offering price per share+
            ($1,649,124 / 163,448 shares outstanding)...................    $10.09
                                                                           =======
          INVESTOR C SHARES:
          Net asset value and offering price per share+
            ($786,029 / 77,987 shares outstanding)......................    $10.08
                                                                           =======

---------------

 *Federal income tax information (see Note 8).

 **
  Mutual Funds registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

 +The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

NATIONS FUNDS

  STATEMENTS OF OPERATIONS                                       (UNAUDITED)


For the period ended September 30, 2003

                                                                           LIFEGOAL           LIFEGOAL
                                                        LIFEGOAL           BALANCED          INCOME AND          LIFEGOAL
                                                         GROWTH             GROWTH             GROWTH             INCOME
                                                       PORTFOLIO          PORTFOLIO          PORTFOLIO         PORTFOLIO(A)
                                                     -----------------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Dividends..........................................  $          438     $        3,349     $        1,478     $           22
                                                     --------------     --------------     --------------     --------------
EXPENSES:
Investment advisory fee............................             206                464                154                 --*
Administration fee.................................              --                 --                 --                  1
Transfer agent fees................................              --                 --                 --                 --*
Legal and audit fees...............................              --                 --                 --                  2
Registration and filing fees.......................              --                 --                 --                  6
Trustees' fees and expenses........................              --                 --                 --                  2
Printing expense...................................              --                 --                 --                  2
Other..............................................              --                 --                 --                  1
                                                     --------------     --------------     --------------     --------------
    Subtotal.......................................             206                464                154                 14
Shareholder servicing and distribution fees:
  Primary B Shares.................................              --                  1                 --                 --
  Investor A Shares................................              40                 69                 23                  1
  Investor B Shares................................             249                616                288                  1
  Investor C Shares................................              36                 66                 41                 --*
                                                     --------------     --------------     --------------     --------------
    Total expenses.................................             531              1,216                506                 16
Fees waived by distributor.........................              --                 --                 --                (12)
                                                     --------------     --------------     --------------     --------------
    Net expenses...................................             531              1,216                506                  4
                                                     --------------     --------------     --------------     --------------
NET INVESTMENT INCOME/(LOSS).......................             (93)             2,133                972                 18
                                                     --------------     --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS:
Net realized gain/(loss) on investments............            (521)            (2,314)              (486)                --*
Capital gains distributions received...............              --                561                312                 --
Net change in unrealized
  appreciation/(depreciation) of investments.......          30,761             48,714              8,682                 32
                                                     --------------     --------------     --------------     --------------
Net realized and unrealized gain/(loss) on
  investments......................................          30,240             46,961              8,508                 32
                                                     --------------     --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................  $       30,147     $       49,094     $        9,480     $           50
                                                     ==============     ==============     ==============     ==============

---------------

 * Amount represents less than $500.

(a)LifeGoal Income Portfolio commenced operations on September 4, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENTS OF CHANGES IN NET ASSETS


                                                                       LIFEGOAL GROWTH
                                                                          PORTFOLIO
                                                              ---------------------------------
                                                                SIX MONTHS
                                                              ENDED 9/30/03        YEAR ENDED
                                                               (UNAUDITED)          3/31/03
                                                              ---------------------------------
(IN THOUSANDS)
Net investment income/(loss)................................  $          (93)    $          156
Net realized gain/(loss) on investments.....................            (521)            (6,633)
Capital gain distributions received.........................              --                779
Net change in unrealized appreciation/(depreciation) of
  investments...............................................          30,761            (31,534)
                                                              --------------     --------------
Net increase/(decrease) in net assets resulting from
  operations................................................          30,147            (37,232)
Distributions to shareholders from net investment income:
  Primary A Shares..........................................              --               (205)
  Primary B Shares..........................................              --                 --
  Investor A Shares.........................................              --                (27)
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Distributions to shareholders from net realized gain on
  investments:
  Primary A Shares..........................................              --                 --
  Investor A Shares.........................................              --                 --
  Investor B Shares.........................................              --                 --
  Investor C Shares.........................................              --                 --
Net increase/(decrease) in net assets from Portfolio share
  transactions..............................................          40,981             35,862
                                                              --------------     --------------
Net increase/(decrease) in net assets.......................          71,128             (1,602)
NET ASSETS:
Beginning of period.........................................         123,172            124,774
                                                              --------------     --------------
End of period...............................................  $      194,300     $      123,172
                                                              ==============     ==============
Undistributed net investment income/(loss)/(distributions in
  excess of net investment income) at end of period.........  $          (93)    $           --
                                                              ==============     ==============

---------------

 * Amount represents less than $500.

(a)LifeGoal Income Portfolio commenced operations on September 4, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

NATIONS FUNDS

                                                                           LIFEGOAL
           LIFEGOAL BALANCED                LIFEGOAL INCOME AND             INCOME
           GROWTH PORTFOLIO                  GROWTH PORTFOLIO             PORTFOLIO
    -------------------------------   -------------------------------   --------------
      SIX MONTHS                        SIX MONTHS                       PERIOD ENDED
    ENDED 9/30/03      YEAR ENDED     ENDED 9/30/03      YEAR ENDED       9/30/03(A)
     (UNAUDITED)        3/31/03        (UNAUDITED)        3/31/03        (UNAUDITED)
--------------------------------------------------------------------------------------

    $        2,133   $        4,366   $          972   $        1,398   $           18
            (2,314)          (3,074)            (486)              31               --*
               561            2,325              312              430               --
            48,714          (40,408)           8,682           (4,258)              32
    --------------   --------------   --------------   --------------   --------------
            49,094          (36,791)           9,480           (2,399)              50
            (1,184)          (3,800)            (351)            (713)              --
                (1)              (2)              --               --               --
              (340)            (522)            (163)            (193)              --
              (278)            (962)            (267)            (524)              --
               (42)             (80)             (44)             (57)              --
                --               --             (136)             (83)              --
                --               --              (59)             (23)              --
                --               --             (196)             (82)              --
                --               --              (25)              (9)              --
            95,974           89,813           40,980           51,495           11,043
    --------------   --------------   --------------   --------------   --------------
           143,223           47,656           49,219           47,412           11,093
           291,950          244,294           93,314           45,902               --
    --------------   --------------   --------------   --------------   --------------
    $      435,173   $      291,950   $      142,533   $       93,314   $       11,093
    ==============   ==============   ==============   ==============   ==============
    $        1,170   $          882   $          377   $          230   $           18
    ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  SCHEDULES OF CAPITAL STOCK ACTIVITY


                                                                       LIFEGOAL GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,370     $12,581        2,551    $ 21,809
  Issued as reinvestment of dividends.......................      --          --           24         194
  Redeemed..................................................    (520)     (4,751)      (1,697)    (14,642)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     850     $ 7,830          878    $  7,361
                                                               =====     =======       ======    ========
PRIMARY B SHARES:
  Sold......................................................      --     $    --           --    $     --
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................      --          --           (1)         (6)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................      --     $    --           (1)   $     (6)
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   1,945     $17,883        1,670    $ 14,508
  Shares issued upon conversion from Investor B shares......      --          --           16         129
  Issued as reinvestment of dividends.......................      --          --            3          25
  Redeemed..................................................    (564)     (5,264)        (520)     (4,408)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,381     $12,619        1,169    $ 10,254
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................   2,176     $19,215        2,672    $ 22,983
  Issued as reinvestment of dividends.......................      --          --           --          --
  Shares redeemed upon conversion into Investor A shares....      --          --          (16)       (129)
  Redeemed..................................................    (321)     (2,844)        (827)     (6,839)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,855     $16,371        1,829    $ 16,015
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................     545     $ 4,841          380    $  3,143
  Issued as reinvestment of dividends.......................      --          --           --          --
  Redeemed..................................................     (78)       (680)        (107)       (905)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     467     $ 4,161          273    $  2,238
                                                               =====     =======       ======    ========
Total net increase/(decrease)...............................   4,553     $40,981        4,148    $ 35,862
                                                               =====     =======       ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

NATIONS FUNDS

                                                                  LIFEGOAL BALANCED GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003           YEAR ENDED
                                                                  (UNAUDITED)            MARCH 31, 2003
                                                              -------------------      ------------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,386     $13,629        2,923    $ 26,838
  Issued as reinvestment of dividends.......................     117       1,170          414       3,758
  Redeemed..................................................    (685)     (6,627)      (4,112)    (37,645)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     818     $ 8,172         (775)   $ (7,049)
                                                               =====     =======       ======    ========
PRIMARY B SHARES:
  Sold......................................................      --     $    --           --    $     --
  Issued as reinvestment of dividends.......................      --*          1           --*          2
  Redeemed..................................................     (33)       (355)          --*         --*
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................     (33)    $  (354)          --*   $      2
                                                               =====     =======       ======    ========
INVESTOR A SHARES:
  Sold......................................................   3,663     $36,074        3,742    $ 34,278
  Shares issued upon conversion from Investor B shares......      --*         --*          36         324
  Issued as reinvestment of dividends.......................      40         324           56         504
  Redeemed..................................................    (773)     (7,567)        (631)     (5,672)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   2,930     $28,831        3,203    $ 29,434
                                                               =====     =======       ======    ========
INVESTOR B SHARES:
  Sold......................................................   5,599     $54,469        8,312    $ 76,388
  Issued as reinvestment of dividends.......................      27         265          102         913
  Shares redeemed upon conversion into Investor A shares....      --*         --*         (36)       (324)
  Redeemed..................................................    (732)     (7,172)      (1,579)    (14,306)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   4,894     $47,562        6,799    $ 62,671
                                                               =====     =======       ======    ========
INVESTOR C SHARES:
  Sold......................................................   1,264     $12,597          676    $  6,249
  Issued as reinvestment of dividends.......................       3          34            8          73
  Redeemed..................................................     (88)       (868)        (172)     (1,567)
                                                               -----     -------       ------    --------
  Net increase/(decrease)...................................   1,179     $11,763          512    $  4,755
                                                               =====     =======       ======    ========
Total net increase/(decrease)...............................   9,788     $95,974        9,739    $ 89,813
                                                               =====     =======       ======    ========

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 LIFEGOAL INCOME AND GROWTH PORTFOLIO
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 2003          YEAR ENDED
                                                                  (UNAUDITED)           MARCH 31, 2003
                                                              -------------------      -----------------
                                                              SHARES     DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................     753     $ 7,647       1,520     $14,786
  Issued as reinvestment of dividends.......................      45         459          79         774
  Redeemed..................................................    (239)     (2,424)       (639)     (6,267)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................     559     $ 5,682         960     $ 9,293
                                                               =====     =======       =====     =======
INVESTOR A SHARES:
  Sold......................................................   1,326     $13,502       1,034     $10,168
  Shares issued upon conversion from Investor B shares......      --*         --*         18         170
  Issued as reinvestment of dividends.......................      19         198          20         193
  Redeemed..................................................    (248)     (2,557)       (339)     (3,318)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................   1,097     $11,143         733     $ 7,213
                                                               =====     =======       =====     =======
INVESTOR B SHARES:
  Sold......................................................   2,274     $23,168       3,875     $38,094
  Issued as reinvestment of dividends.......................      41         422          56         544
  Shares redeemed upon conversion into Investor A shares....      --*         --*        (18)       (170)
  Redeemed..................................................    (491)     (5,050)       (706)     (6,916)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................   1,824     $18,540       3,207     $31,552
                                                               =====     =======       =====     =======
INVESTOR C SHARES:
  Sold......................................................     634     $ 6,475         441     $ 4,331
  Issued as reinvestment of dividends.......................       5          56           6          57
  Redeemed..................................................     (89)       (916)        (97)       (951)
                                                               -----     -------       -----     -------
  Net increase/(decrease)...................................     550     $ 5,615         350     $ 3,437
                                                               =====     =======       =====     =======
Total net increase/(decrease)...............................   4,030     $40,980       5,250     $51,495
                                                               =====     =======       =====     =======

---------------

 *Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

NATIONS FUNDS

                                                                LIFEGOAL INCOME
                                                                   PORTFOLIO
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 2003
                                                                  (UNAUDITED)
                                                              -------------------
                                                              SHARES     DOLLARS
                                                              -------------------
(IN THOUSANDS)
PRIMARY A SHARES:+
  Sold......................................................     175     $ 1,750
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................      --          --
                                                               -----     -------
  Net increase/(decrease)...................................     175     $ 1,750
                                                               =====     =======
INVESTOR A SHARES:+
  Sold......................................................     686     $ 6,914
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................      (4)        (46)
                                                               -----     -------
  Net increase/(decrease)...................................     682     $ 6,868
                                                               =====     =======
INVESTOR B SHARES:+
  Sold......................................................     163     $ 1,642
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................      --*         --*
                                                               -----     -------
  Net increase/(decrease)...................................     163     $ 1,642
                                                               =====     =======
INVESTOR C SHARES:++
  Sold......................................................      78     $   783
  Issued as reinvestment of dividends.......................      --          --
  Redeemed..................................................      --          --
                                                               -----     -------
  Net increase/(decrease)...................................      78     $   783
                                                               =====     =======
Total net increase/(decrease)...............................   1,098     $11,043
                                                               =====     =======

---------------

 + LifeGoal Income Portfolio Primary A, Investor A and Investor B Shares commenced operations on September 4, 2003.

++ LifeGoal Income Portfolio Investor C Shares commenced operations on September
   5, 2003.

 * Amount represents less than 500 shares and/or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  FINANCIAL HIGHLIGHTS


For a share outstanding throughout each period.


                                                                                              NET INCREASE/
                                                                                                (DECREASE)
                                              NET ASSET                      NET REALIZED     IN NET ASSETS     DISTRIBUTIONS
                                                VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET
                                              BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT
                                              OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME
                                              -------------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited).....   $ 7.82         $ 0.01            $ 1.79            $ 1.80           $   --
Year ended 3/31/2003#.......................    10.68           0.04             (2.87)            (2.83)           (0.03)
Year ended 3/31/2002#.......................    10.38           0.03              0.31              0.34            (0.04)
Year ended 3/31/2001........................    15.50           0.09             (2.29)            (2.20)           (0.07)
Year ended 3/31/2000#.......................    12.15           0.04              3.88              3.92            (0.18)
Year ended 3/31/1999........................    12.49           0.04              0.31              0.35            (0.09)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited).....   $ 7.82         $   --##          $ 1.79            $ 1.79           $   --
Year ended 3/31/2003#.......................    10.68           0.02             (2.87)            (2.85)           (0.01)
Year ended 3/31/2002#.......................    10.39             --##            0.32              0.32            (0.03)
Year ended 3/31/2001........................    15.48           0.07             (2.26)            (2.19)           (0.05)
Year ended 3/31/2000#.......................    12.16           0.01              3.87              3.88            (0.17)
Year ended 3/31/1999........................    12.50           0.04              0.30              0.34            (0.08)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited).....   $ 7.61         $(0.03)           $ 1.73            $ 1.70           $   --
Year ended 3/31/2003#.......................    10.46          (0.04)            (2.81)            (2.85)              --
Year ended 3/31/2002#.......................    10.23          (0.07)             0.30              0.23               --##
Year ended 3/31/2001........................    15.35           0.02             (2.28)            (2.26)           (0.01)
Year ended 3/31/2000#.......................    12.13          (0.08)             3.84              3.76            (0.15)
Year ended 3/31/1999........................    12.49          (0.06)             0.31              0.25            (0.01)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited).....   $ 7.57         $(0.03)           $ 1.72            $ 1.69           $   --
Year ended 3/31/2003#.......................    10.40          (0.04)            (2.79)            (2.83)              --
Year ended 3/31/2002#.......................    10.18          (0.07)             0.29              0.22               --##
Year ended 3/31/2001........................    15.30           0.03             (2.29)            (2.26)           (0.01)
Year ended 3/31/2000#.......................    12.09          (0.08)             3.83              3.75            (0.15)
Year ended 3/31/1999........................    12.46          (0.05)             0.30              0.25            (0.02)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

 ## Amount represents less than $0.01 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

NATIONS FUNDS

                                                                                                                WITHOUT WAIVERS
                                                                                                                AND/OR EXPENSE
                                                                                                                REIMBURSEMENTS
                                                                                                                ---------------
                                                                      RATIO OF         RATIO OF                    RATIO OF
DISTRIBUTIONS                   NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT                 OPERATING
  FROM NET                        VALUE                  END OF      EXPENSES TO    INCOME/(LOSS)   PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF      TOTAL       PERIOD        AVERAGE        TO AVERAGE    TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS+++     NET ASSETS      RATE       NET ASSETS+++
-------------------------------------------------------------------------------------------------------------------------------

   $   --          $   --        $ 9.62       23.02%    $84,429         0.25%+           0.28%+          2%          0.25%+
       --           (0.03)         7.82      (26.53)     61,985         0.25             0.45           13           0.25
       --           (0.04)        10.68        3.30      75,284         0.25             0.25           33           0.25
   (2.85)           (2.92)        10.38      (16.52)     66,504         0.25             0.81           58           0.25
   (0.39)           (0.57)        15.50       32.94      15,265         0.25             0.34          161           0.25
   (0.60)           (0.69)        12.15        3.04       4,291         0.25             0.46          159           0.25

   $   --          $   --        $ 9.61       22.89%    $39,761         0.50%+           0.03%+          2%          0.50%+
       --           (0.01)         7.82      (26.68)     21,559         0.50             0.20           13           0.50
       --           (0.03)        10.68        3.04      16,967         0.50             0.00           33           0.50
   (2.85)           (2.90)        10.39      (16.50)      9,728         0.50             0.56           58           0.50
   (0.39)           (0.56)        15.48       32.67       4,528         0.50             0.09          161           0.50
   (0.60)           (0.68)        12.16        2.87       3,404         0.50             0.21          159           0.50

   $   --          $   --        $ 9.31       22.34%    $60,201         1.25%+          (0.72)%+         2%          1.25%+
       --              --          7.61      (27.25)     35,069         1.25            (0.55)          13           1.25
       --              --##       10.46        2.25      29,079         1.25            (0.75)          33           1.25
   (2.85)           (2.86)        10.23      (17.18)     14,753         1.25            (0.19)          58           1.25
   (0.39)           (0.54)        15.35       31.68       8,972         1.25            (0.66)         161           1.25
   (0.60)           (0.61)        12.13        2.14       8,531         1.25            (0.54)         159           1.25

   $   --          $   --        $ 9.26       22.32%    $ 9,909         1.25%+          (0.72)%+         2%          1.25%+
       --              --          7.57      (27.21)      4,559         1.25            (0.55)          13           1.25
       --              --##       10.40        2.16       3,436         1.25            (0.75)          33           1.25
   (2.85)           (2.86)        10.18      (17.18)      2,198         1.25            (0.19)          58           1.25
   (0.39)           (0.54)        15.30       31.65       1,485         1.25            (0.66)         161           1.25
   (0.60)           (0.62)        12.09        2.07         473         1.25            (0.54)         159           1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                                                                               NET INCREASE/
                                                                                                 (DECREASE)
                                               NET ASSET                      NET REALIZED     IN NET ASSETS     DISTRIBUTIONS
                                                 VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME
                                               -------------------------------------------------------------------------------
LIFEGOAL BALANCED GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)......   $ 8.77          $0.07            $ 1.33            $ 1.40           $(0.06)
Year ended 3/31/2003#........................    10.38           0.18             (1.58)            (1.40)           (0.21)
Year ended 3/31/2002#........................    10.33           0.31              0.16              0.47            (0.31)
Year ended 3/31/2001.........................    11.97           0.44             (0.71)            (0.27)           (0.42)
Year ended 3/31/2000#........................    10.80           0.36              1.54              1.90            (0.44)
Year ended 3/31/1999.........................    10.92           0.26              0.23              0.49            (0.28)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)......   $ 8.79          $0.07            $ 1.32            $ 1.39           $(0.05)
Year ended 3/31/2003#........................    10.41           0.16             (1.59)            (1.43)           (0.19)
Year ended 3/31/2002#........................    10.35           0.27              0.19              0.46            (0.29)
Year ended 3/31/2001.........................    11.99           0.40             (0.69)            (0.29)           (0.40)
Year ended 3/31/2000#........................    10.82           0.34              1.53              1.87            (0.41)
Year ended 3/31/1999.........................    10.94           0.25              0.21              0.46            (0.25)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)......   $ 8.77          $0.03            $ 1.31            $ 1.34           $(0.02)
Year ended 3/31/2003#........................    10.39           0.09             (1.57)            (1.48)           (0.14)
Year ended 3/31/2002#........................    10.35           0.20              0.17              0.37            (0.22)
Year ended 3/31/2001.........................    12.00           0.32             (0.70)            (0.38)           (0.32)
Year ended 3/31/2000#........................    10.82           0.26              1.54              1.80            (0.33)
Year ended 3/31/1999.........................    10.92           0.17              0.22              0.39            (0.16)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)......   $ 8.85          $0.03            $ 1.34            $ 1.37           $(0.03)
Year ended 3/31/2003#........................    10.49           0.09             (1.60)            (1.51)           (0.13)
Year ended 3/31/2002#........................    10.44           0.20              0.18              0.38            (0.22)
Year ended 3/31/2001.........................    12.09           0.34             (0.73)            (0.39)           (0.31)
Year ended 3/31/2000#........................    10.92           0.26              1.55              1.81            (0.35)
Year ended 3/31/1999.........................    10.92           0.20              0.26              0.46            (0.13)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 ---------------
                                                                      RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                   NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                        VALUE                  END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF      TOTAL       PERIOD        AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS+++     NET ASSETS       RATE       NET ASSETS+++
--------------------------------------------------------------------------------------------------------------------------------

   $   --          $(0.06)       $10.11       16.02%    $190,664        0.25%+           1.53%+          15%          0.25%+
       --           (0.21)         8.77      (13.51)     158,377        0.25             1.97            26           0.25
   (0.11)           (0.42)        10.38        4.65      195,436        0.25             3.02           117           0.25
   (0.95)           (1.37)        10.33       (2.39)     194,842        0.25             3.69           106           0.25
   (0.29)           (0.73)        11.97       18.34       13,325        0.25             3.37           124           0.25
   (0.33)           (0.61)        10.80        4.77       14,844        0.25             2.77           121           0.25

   $   --          $(0.05)       $10.13       15.86%    $ 73,141        0.50%+           1.28%+          15%          0.50%+
       --           (0.19)         8.79      (13.77)      37,750        0.50             1.72            26           0.50
   (0.11)           (0.40)        10.41        4.52       11,343        0.50             2.77           117           0.50
   (0.95)           (1.35)        10.35       (2.61)       4,308        0.50             3.44           106           0.50
   (0.29)           (0.70)        11.99       18.03        2,298        0.50             3.12           124           0.50
   (0.33)           (0.58)        10.82        4.44        1,308        0.50             2.52           121           0.50

   $   --          $(0.02)       $10.09       15.28%    $150,585        1.25%+           0.53%+          15%          1.25%+
       --           (0.14)         8.77      (14.33)      87,911        1.25             0.97            26           1.25
   (0.11)           (0.33)        10.39        3.62       33,519        1.25             2.02           117           1.25
   (0.95)           (1.27)        10.35       (3.37)      13,676        1.25             2.69           106           1.25
   (0.29)           (0.62)        12.00       17.26        9,789        1.25             2.37           124           1.25
   (0.33)           (0.49)        10.82        3.78        8,925        1.25             1.77           121           1.25

   $   --          $(0.03)       $10.19       15.43%    $ 20,783        1.25%+           0.53%+          15%          1.25%+
       --           (0.13)         8.85      (14.41)       7,620        1.25             0.97            26           1.25
   (0.11)           (0.33)        10.49        3.66        3,655        1.25             2.02           117           1.25
   (0.95)           (1.26)        10.44       (3.43)       1,613        1.25             2.69           106           1.25
   (0.29)           (0.64)        12.09       17.22        2,092        1.25             2.37           124           1.25
   (0.33)           (0.46)        10.92        4.43          266        1.25             1.77           121           1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                                                                               NET INCREASE/
                                                                                                 (DECREASE)
                                               NET ASSET                      NET REALIZED     IN NET ASSETS     DISTRIBUTIONS
                                                 VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME
                                               -------------------------------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO
PRIMARY A SHARES
Six months ended 9/30/2003# (unaudited)......   $ 9.62          $0.11            $ 0.77            $ 0.88           $(0.09)
Year ended 3/31/2003#........................    10.35           0.27             (0.71)            (0.44)           (0.26)
Year ended 3/31/2002#........................    10.37           0.40             (0.01)             0.39            (0.36)
Year ended 3/31/2001#........................    10.63           0.52             (0.04)             0.48            (0.50)
Year ended 3/31/2000#........................    10.86           0.49              0.02              0.51            (0.51)
Year ended 3/31/1999.........................    10.70           0.35              0.37              0.72            (0.36)
INVESTOR A SHARES
Six months ended 9/30/2003# (unaudited)......   $ 9.67          $0.10            $ 0.78            $ 0.88           $(0.08)
Year ended 3/31/2003#........................    10.41           0.24             (0.71)            (0.47)           (0.24)
Year ended 3/31/2002#........................    10.43           0.36              0.01              0.37            (0.34)
Year ended 3/31/2001#........................    10.69           0.51             (0.06)             0.45            (0.47)
Year ended 3/31/2000#........................    10.89           0.48              0.03              0.51            (0.48)
Year ended 3/31/1999.........................    10.71           0.36              0.35              0.71            (0.33)
INVESTOR B SHARES
Six months ended 9/30/2003# (unaudited)......   $ 9.66          $0.06            $ 0.77            $ 0.83           $(0.04)
Year ended 3/31/2003#........................    10.41           0.17             (0.71)            (0.54)           (0.18)
Year ended 3/31/2002#........................    10.44           0.29                --              0.29            (0.27)
Year ended 3/31/2001#........................    10.70           0.43             (0.06)             0.37            (0.39)
Year ended 3/31/2000#........................    10.89           0.41              0.03              0.44            (0.40)
Year ended 3/31/1999.........................    10.70           0.28              0.35              0.63            (0.24)
INVESTOR C SHARES
Six months ended 9/30/2003# (unaudited)......   $ 9.62          $0.06            $ 0.78            $ 0.84           $(0.05)
Year ended 3/31/2003#........................    10.37           0.17             (0.71)            (0.54)           (0.18)
Year ended 3/31/2002#........................    10.40           0.29                --              0.29            (0.27)
Year ended 3/31/2001#........................    10.67           0.43             (0.07)             0.36            (0.39)
Year ended 3/31/2000#........................    10.90           0.40              0.03              0.43            (0.43)
Year ended 3/31/1999.........................    10.70           0.31              0.31              0.62            (0.22)

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 ---------------
                                                                      RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                   NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                        VALUE                  END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF      TOTAL       PERIOD        AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS+++     NET ASSETS       RATE       NET ASSETS+++
--------------------------------------------------------------------------------------------------------------------------------

   $(0.04)         $(0.13)       $10.37       9.16%     $41,725         0.25%+           2.15%+           7%          0.25%+
   (0.03)           (0.29)         9.62      (4.22)      33,316         0.25             2.72            34           0.25
   (0.05)           (0.41)        10.35       3.83       25,906         0.25             3.81            37           0.25
   (0.24)           (0.74)        10.37       4.60       15,297         0.25             5.05            35           0.25
   (0.23)           (0.74)        10.63       4.91        4,736         0.25             4.78            96           0.25
   (0.20)           (0.56)        10.86       6.98        8,489         0.25             3.99           107           0.25

   $(0.04)         $(0.12)       $10.43       9.10%     $23,328         0.50%+           1.90%+           7%          0.50%+
   (0.03)           (0.27)         9.67      (4.49)      11,027         0.50             2.47            34           0.50
   (0.05)           (0.39)        10.41       3.56        4,241         0.50             3.56            37           0.50
   (0.24)           (0.71)        10.43       4.33        1,487         0.50             4.80            35           0.50
   (0.23)           (0.71)        10.69       4.93          789         0.50             4.53            96           0.50
   (0.20)           (0.53)        10.89       6.92        1,347         0.50             3.74           107           0.50

   $(0.04)         $(0.08)       $10.41       8.63%     $66,318         1.25%+           1.15%+           7%          1.25%+
   (0.03)           (0.21)         9.66      (5.20)      43,905         1.25             1.72            34           1.25
   (0.05)           (0.32)        10.41       2.77       13,926         1.25             2.81            37           1.25
   (0.24)           (0.63)        10.44       3.55        5,391         1.25             4.05            35           1.25
   (0.23)           (0.63)        10.70       4.25        4,645         1.25             3.78            96           1.25
   (0.20)           (0.44)        10.89       6.16        4,806         1.25             2.99           107           1.25

   $(0.04)         $(0.09)       $10.37       8.69%     $11,162         1.25%+           1.15%+           7%          1.25%+
   (0.03)           (0.21)         9.62      (5.23)       5,066         1.25             1.72            34           1.25
   (0.05)           (0.32)        10.37       2.77        1,829         1.25             2.81            37           1.25
   (0.24)           (0.63)        10.40       3.50        1,051         1.25             4.05            35           1.25
   (0.23)           (0.66)        10.67       4.11          848         1.25             3.78            96           1.25
   (0.20)           (0.42)        10.90       6.02          100         1.25             2.99           107           1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.


                                                                                               NET INCREASE/
                                                                                                 (DECREASE)
                                               NET ASSET                      NET REALIZED     IN NET ASSETS     DISTRIBUTIONS
                                                 VALUE           NET         AND UNREALIZED    RESULTING FROM      FROM NET
                                               BEGINNING     INVESTMENT      GAIN/(LOSS) ON      INVESTMENT       INVESTMENT
                                               OF PERIOD    INCOME/(LOSS)     INVESTMENTS        OPERATIONS         INCOME
                                               -------------------------------------------------------------------------------
LIFEGOAL INCOME PORTFOLIO
PRIMARY A SHARES*
Period ended 9/30/2003# (unaudited)..........   $10.00          $0.02            $0.08             $0.10              $--
INVESTOR A SHARES*
Period ended 9/30/2003# (unaudited)..........   $10.00          $0.02            $0.08             $0.10              $--
INVESTOR B SHARES*
Period ended 9/30/2003# (unaudited)..........   $10.00          $0.02            $0.07             $0.09              $--
INVESTOR C SHARES**
Period ended 9/30/2003# (unaudited)..........   $10.00          $0.01            $0.07             $0.08              $--

---------------

 +  Annualized.

 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.

+++ The Portfolio's expenses do not include the expenses of the underlying funds.

  * LifeGoal Income Portfolio Primary A, Investor A and Investor B Shares commenced investment operations on September 4, 2003.

 ** LifeGoal Income Portfolio Primary C Shares commenced operations on September
    5, 2003.

 # Per share net investment income/(loss) has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

NATIONS FUNDS

                                                                                                                 WITHOUT WAIVERS
                                                                                                                 AND/OR EXPENSE
                                                                                                                 REIMBURSEMENTS
                                                                                                                 ---------------
                                                                      RATIO OF         RATIO OF                     RATIO OF
DISTRIBUTIONS                   NET ASSET              NET ASSETS     OPERATING     NET INVESTMENT                  OPERATING
  FROM NET                        VALUE                  END OF      EXPENSES TO    INCOME/(LOSS)    PORTFOLIO     EXPENSES TO
  REALIZED          TOTAL        END OF      TOTAL       PERIOD        AVERAGE        TO AVERAGE     TURNOVER        AVERAGE
    GAINS       DISTRIBUTIONS    PERIOD     RETURN++     (000)      NET ASSETS+++     NET ASSETS       RATE       NET ASSETS+++
--------------------------------------------------------------------------------------------------------------------------------

     $--             $--         $10.10       1.00%      $1,768         0.42%+           3.25%+         0%            3.07%+

     $--             $--         $10.10       1.00%      $6,890         0.67%+           3.00%+         0%            3.32%+

     $--             $--         $10.09       0.90%      $1,649         1.42%+           2.25%+         0%            4.07%+

     $--             $--         $10.08       0.80%      $  786         1.42%+           2.25%+         0%            4.07%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS                                  (UNAUDITED)


Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate Portfolios. These financial statements pertain only to the LifeGoal Portfolios of Funds Trust:
LifeGoal Growth Portfolio, LifeGoal Balanced Growth Portfolio, LifeGoal Income and Growth Portfolio and LifeGoal Income Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in Primary A Shares of other Nations Funds (the "Underlying Funds") distributed by BACAP Distributors, LLC ("BACAP Distributors") and advised by Banc of America Capital Management, LLC ("BACAP"). The Portfolios currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Distributions from the Underlying Funds are recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its share classes based upon the relative net assets of each class of shares.

Distributions to shareholders: Distributions from net investment income are declared and paid each calendar quarter. The Portfolios may declare and pay distributions from net investment income more frequently. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Distributions are recorded on ex-dividend date. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Expenses: General expenses of Funds Trust are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, CO-ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreement") with BACAP, a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolios. Under the terms of the Investment Advisory Agreement, BACAP is entitled to receive an advisory fee, calculated daily and paid monthly, at the maximum annual rate of 0.25% of each Portfolio's average daily net assets (excluding LifeGoal Income Portfolio) and has agreed to bear any and all fees and expenses of the Portfolios (excluding LifeGoal Income Portfolio) (other than the investment advisory fee payable under the Investment Advisory Agreement, taxes, brokerage fees and commissions, extraordinary expenses, and

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees). Under the terms of the Investment Advisory Agreement for LifeGoal Income Portfolio, BACAP is entitled to receive an advisory fee, calculated daily and paid monthly based on the assets invested in direct securities or the Fixed Income Sector Portfolios, at the maximum annual rate of 0.50% of the Portfolio's average daily net assets. There is no advisory fee on investments in the Nations Funds.

BACAP Distributors, a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to an agreement with BACAP Distributors. BACAP Distributors received no compensation for its services as administrator from the Portfolios (excluding LifeGoal Income Portfolio). Under the administration agreement, BACAP Distributors is entitled to receive an administration fee, calculated daily and paid monthly, at a maximum annual rate of 0.23% of the average daily net assets for the LifeGoal Income Portfolio. For the period ended September 30, 2003, BACAP Distributors agreed to waive 0.10% of its administration fees for LifeGoal Income Portfolio as a percentage of the Portfolio's average daily net assets based on the assets invested in the Nations Funds. For the period ended September 30, 2003, BACAP Distributors earned 0.23% on assets invested in the Fixed Income Sector Portfolios and 0.13% on the assets invested in the Nations Funds.

Bank of America serves as custodian of Funds Trust (excluding LifeGoal Income Portfolio) on behalf of the Portfolios' assets. The Bank of New York serves as custodian of Funds Trust on behalf of LifeGoal Income Portfolio's assets.

BACAP and/or its affiliates may, from time to time, reduce its fee payable by each Portfolio. For the period ended September 30, 2003, BACAP has agreed to waive 0.10% of its advisory fees for LifeGoal Income Portfolio as a percentage of the Portfolio's average daily net assets based on the assets invested in direct securities or the Fixed Income Sector Portfolios.

PFPC Inc. serves as the transfer agent for the Portfolios' shares. Bank of America serves as sub-transfer agent for the Portfolios' Primary A Shares.

BACAP Distributors serves as distributor of the Funds' shares. For the six months ended September 30, 2003, the Funds were informed that the distributors received the following:

                                                               FRONT END               CONTINGENT DEFERRED
                                                              SALES CHARGE                 SALES CHARGE
                                                                 (000)                        (000)
                                                              ------------    --------------------------------------
FUND                                                           INVESTOR A     INVESTOR A    INVESTOR B    INVESTOR C
--------------------------------------------------------------------------------------------------------------------
Growth......................................................      $821            $1           $ 70         $  --*
Balanced Growth.............................................       397             1            148             2
Income and Growth...........................................        52             1             62             3
Income......................................................        24            --             --            --

---------------

 *Amount represents less than $500.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as a Director or Officer of Funds Trust.

A significant portion of each Portfolio's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Funds Trust has adopted shareholder servicing plans and distribution plans for the Investor B and Investor C Shares of each Portfolio, and a combined distribution and shareholder servicing plan for the Investor A shares of each Portfolio. The shareholder servicing plans permit the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Trustees, and are charged as expenses of each Portfolio directly to the

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BACAP.

For the six months ended September 30, 2003, the annual rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                                               CURRENT
                                                                 RATE
                                                              (AFTER FEE        PLAN
                                                               WAIVER)         LIMIT
                                                              ------------------------
Investor A Combined Shareholder Servicing and Distribution
  Plan......................................................     0.25%          0.25%
Investor B and Investor C Shareholder Servicing Plans.......     0.25%          0.25%
Investor B and Investor C Distribution Plans................     0.75%          0.75%

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30, 2003 were as follows:

                                                              PURCHASES     SALES
                                                                (000)       (000)
                                                              ---------------------
Growth......................................................  $ 45,169     $  3,493
Balanced Growth.............................................   152,263       55,784
Income and Growth...........................................    50,574        8,881
Income......................................................     8,739           --

5.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. Funds Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares.

Investor B Shares generally convert to Investor A Shares based on the following conditions:

INVESTOR B SHARES PURCHASED:                          WILL CONVERT TO INVESTOR A SHARES AFTER:
----------------------------------------------------------------------------------------------
-- after November 15, 1998                                     Eight years
-- between August 1, 1997 and November 15, 1998
  $0 - $249,999                                                Nine years
  $250,000 - $499,999                                          Six years
  $500,000 - $999,999                                          Five years
-- before August 1, 1997                                       Nine years

See Schedules of capital stock activity.

6.  LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1. The Funds had no borrowings outstanding at September 30, 2003.

7.  RISK FACTORS OF THE PORTFOLIOS AND THE UNDERLYING FUNDS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and possible risks that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio,

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund and incur custody and other costs until BACAP determines that it is appropriate to dispose of such securities.

The Officers and Trustees of Funds Trust also serve as Officers and Trustees of the Underlying Funds. In addition, BACAP Distributors and BACAP are wholly-owned subsidiaries of Bank of America. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds a Portfolio invests in may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by BACAP. In such event, the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities, and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise have to do so.

These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. BACAP, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. BACAP may, nevertheless, face conflicts of interest in fulfilling its responsibilities to both the Portfolios and the Underlying Funds.

Investing in the Underlying Funds also presents certain risks. Each of the Underlying Funds may invest in certain specified derivative securities, including but not limited to: interest rate and equity swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts and various other investment vehicles, each with inherent risks.

8.  INCOME TAXES

Information on the tax components of capital as of September 30, 2003 is as follows:

                                                                                                                NET TAX
                                                                COST OF                                        UNREALIZED
                                                              INVESTMENTS     GROSS TAX       GROSS TAX      APPRECIATION/
                                                                FOR TAX       UNREALIZED      UNREALIZED     (DEPRECIATION)
                                                               PURPOSES      APPRECIATION    DEPRECIATION    ON INVESTMENTS
PORTFOLIO                                                        (000)          (000)           (000)            (000)
---------------------------------------------------------------------------------------------------------------------------
Growth......................................................   $202,073         $4,019         $(11,227)        $(7,208)
Balanced Growth.............................................    431,730          9,753           (7,227)          2,526
Income and Growth...........................................    138,257          4,359              (80)          4,279
Income......................................................      8,917             37               (5)             32

At March 31, 2003, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                                              EXPIRING    EXPIRING
                                                              IN 2010     IN 2011
                                                               (000)       (000)
                                                              --------------------
Growth......................................................   $5,674      $2,064
Balanced Growth.............................................    1,336          --

NATIONS FUNDS



  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                      (UNAUDITED)


For the fiscal year ended March 31, 2003, the following Portfolios elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                                              CAPITAL LOSSES
                                                                 DEFERRED
PORTFOLIO                                                         (000)
----------------------------------------------------------------------------
Growth......................................................       $37
Balanced Growth.............................................        --
Income and Growth...........................................        --

Such deferred losses will be treated as arising on the first day of the fiscal year ending March 31, 2004.

9.  EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

THE NATIONS FUNDS
FAMILY OF FUNDS

THE MUTUAL FUND FAMILY OF
BANC OF AMERICA CAPITAL MANAGEMENT

Within each category,
the funds are listed from
aggressive to conservative.


Lower risk/reward potential


MONEY MARKET FUNDS

Nations Cash Reserves
Nations Money Market Reserves
Nations Government Reserves
Nations Treasury Reserves
Nations Tax-Exempt Reserves
Nations Municipal Reserves
Nations California Tax-Exempt Reserves
Nations New York Tax-Exempt Reserves

FIXED INCOME FUNDS

TAXABLE INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations Bond Fund
Nations Intermediate Bond Fund
Nations Government Securities Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (CA, FL, GA, KS, MD, NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


EQUITY FUNDS

GROWTH FUNDS
Nations Small Company Fund
Nations Marsico 21st Century Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Marsico Growth Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund

BLEND FUNDS
Nations Asset Allocation Fund

VALUE FUNDS
Nations SmallCap Value Fund
Nations MidCap Value Fund
Nations Value Fund


Higher reward/risk potential


INTERNATIONAL/GLOBAL FUNDS

Nations Marsico International Opportunities Fund
Nations International Equity Fund
Nations International Value Fund
Nations Global Value Fund



SPECIALTY FUNDS

INDEX FUNDS
Nations SmallCap Index Fund
Nations MidCap Index Fund
Nations LargeCap Index Fund
Nations LargeCap Enhanced Core Fund

ASSET ALLOCATION PORTFOLIOS
Nations LifeGoal Growth Portfolio
Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Income Portfolio
Nations LifeGoal Income and Growth Portfolio

OTHER SPECIALTY FUNDS
Nations Convertible Securities Fund




LIFEGLSAR
(9/03)

                         FIXED INCOME SECTOR PORTFOLIOS
                            Corporate Bond Portfolio
                              High Income Portfolio
                      Mortgage- and Asset-Backed Portfolio

          Semiannual report for the six months ended September 30, 2003
                                   (unaudited)

CHAIRMAN'S AND PRESIDENT'S MESSAGE

Dear Shareholder:

The six-month period ended September 30, 2003, marked a significant turning point for investors. Since the official end of the recession in November 2001, investors have anxiously sifted through news for signs that the U.S. economy was regaining its footing. At last, the picture drawn by both improving corporate profits and the broad array of economic indicators may be inspiring renewed confidence in the U.S. economy.

During the reporting period, three powerful forces--fiscal policy, monetary policy and a weak dollar--converged to stimulate the U.S. economic recovery. The U.S. Federal Reserve has lowered the overnight lending rate 13 times in the current cycle, pushing its target Federal Funds rate to the lowest level in 45 years. At the same time, federal spending and expected reductions in federal tax rates have prompted increased consumer and business spending.

GENUINE RECOVERY UNDERWAY

Although real gross domestic product (GDP) has increased in each of the last eight quarters, the pace of economic activity accelerated sharply during the reporting period. GDP growth featured robust consumer spending, a larger-than-expected pickup in business capital spending, strong homebuilding, and the fastest U.S. export growth in more than a year.

The transition from an economy driven by massive stimulus -- low interest rates and tax cuts -- to one characterized by self-generating growth depends in large part on improvement in overall employment. While the economy has made visible progress in the areas of business spending and foreign demand, the outlook for the U.S. labor market has been a persistent worry for investors. Strong productivity gains, once blamed for lagging job creation, are now producing wider profit margins, stronger business spending and the faster GDP needed to support labor market improvement in coming months. In addition, the encouraging performance of the world's largest economy has rippled across global markets where the outlook for major foreign economies also is brightening. In fact, the global economy seems poised for a synchronized recovery.

CAPITAL MARKETS REBOUND

During the period, the capital markets reflected an increasingly optimistic view as to the vigor and sustainability of the U.S. economic recovery. Although performance has been strong across all market segments, investors have focused more narrowly on those areas with the greatest sensitivity to an improving environment. Since March, stocks outperformed most fixed-income markets, as the generally riskier components of the capital markets outpaced their higher quality counterparts. Year-to-date as of September 30, the Standard and Poor's 500 Composite Stock

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Price Index returned 14.72%, the NASDAQ Composite Index returned 34.27% and the Dow Jones Industrial Average returned 13.13%.*

Fixed-income markets have been volatile since late 2002, responding to various factors, including geopolitical developments and changes in the economy. During the period, the yield curve remained quite steep with spreads between the 30-day Treasury bills and the 10-year Treasury note exceeding 350 basis points. Since touching the lowest level in over four decades of 3.13% in June, the yield on long-term Treasuries has backed up by nearly 150 basis points, trading in a range between around 3.90% and 4.60% in September.

Treasuries, which had been a safe haven for wary investors during the extended bear market, lost some of their luster as equities began to revive. Accumulating evidence of economic growth in an environment of historically low inflation and interest rates encouraged investors to migrate to lower quality bonds, and high yield markets surged. Year-to-date, high yield bonds outperformed investment grade corporate bonds by more than four times. Through September 30, the US High-Yield BB& B Rated Market Index returned 22.76% to investors, compared with 3.78% for the Lehman Aggregate Bond Index.** Note that high yield bonds offer the potential for higher income than other debt securities, but they also have higher risk.

INVESTMENT OUTLOOK

We are generally optimistic about the investing environment. Despite ongoing concerns about geopolitical tensions, most notably, continuing instability in the Middle East, and disappointment stemming from recent events in the mutual fund industry, we believe the outlook for investors has improved during the past six months. We believe the combination of low interest rates, tax cuts and a weaker dollar that restarted the U.S. economic engine, has generated momentum for growth in 2004. In general, we expect continued strong growth in GDP, modest increases in interest rates and continued low inflation for the U.S. economy.

* Standard and Poor's 500 Composite Stock Price Index: an unmanaged index of 500 widely held common stocks. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing. The NASDAQ Composite Index: covers 4,500 stocks traded over the counter. It is an unmanaged value-weighted index calculated on price change only and does not include income. It is not an industry-neutral index; it is disproportionately technology-heavy. The Dow Jones Industrial Average (DJIA) is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends and capital gains. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

** The US High-Yield BB& B Rated Market Index captures the performance of below-investment-grade debt issued by corporations domiciled in the United States or Canada. Securities in the index have remaining maturities of at least 1 year, at least $100 million outstanding and are rated BB or B by Standard and Poor's or Moody's. Please note that an investor cannot invest directly in an index; The Lehman Aggregate Bond Index is an unmanaged index made up of the Lehman Government/Corporate Index, the Asset-Backed Securities Index and the Mortgage-Backed Securities Index and includes U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities. All dividends are reinvested. The indices are unavailable for investment and do not reflect fees, brokerage commissions or other expenses of investing.

INQUIRY UPDATE

Nations Funds shareholders have so far received two letters, dated September 19 and 23, 2003 describing actions taken by Bank of America and the Nations Funds Board of Trustees as a result of investigations into mutual fund trading activities. In addition to the steps outlined in these letters, Bank of America has announced the intention to provide restitution for shareholders of Nations Funds who were harmed by certain late trading and market timing practices.

The independent members of the Nations Funds Board of Trustees have engaged the law firm of Willkie Farr & Gallagher and, through them, Deloitte & Touche's Investment Management Advisory Service Group to analyze the extent of any adverse monetary impact on shareholders and other matters. Nations Funds shareholders will not bear any costs related to these actions.

Independent advisors Dale Frey, former president and chairman of the General Electric Investment Corporation, and Maureen Bateman, former general counsel of State Street Corporation and U.S. Trust, have been hired by Bank of America to conduct independent reviews. Mr. Frey is reviewing mutual fund policies and practices. Ms. Bateman is reviewing legal and regulatory compliance. Promontory Financial Group has been engaged by Bank of America to coordinate a detailed review of all technology, control, and compliance systems related to the mutual fund business.

As these actions demonstrate, Bank of America is committed to making appropriate restitution to affected Nations Funds shareholders and to taking all appropriate actions. Both Bank of America and Nations Funds Board of Trustees are committed to ensuring that our mutual fund policies and practices are at the highest level of industry standards. Nothing is more important than the trust and confidence of Nations Funds shareholders.

Bank of America continues to look for opportunities to reinforce its investment advisory unit's professional ranks. In this regard, we are pleased to introduce the recently named president of Banc of America Capital Management, LLC, Keith Winn, who has over 20 years of experience in the investment industry.

Sincerely,

William P. Carmichael                    Keith Winn
Chairman of the Board of Trustees        President
Nations Funds                            Banc of America Capital Management, LLC

October 14, 2003

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES - 75.5%
            AEROSPACE AND DEFENSE - 1.0%

$      83   Boeing Company,
              5.125% 02/15/13                                                                   $       84

        8   General Dynamics Corporation,
              4.500% 08/15/10                                                                            8

      202   Northrop Grumman Corporation,
              7.125% 02/15/11                                                                          237

      120   Raytheon Company,
              5.375% 04/01/13                                                                          124
                                                                                                ----------

                                                                                                       453
                                                                                                ----------

            AUTOMOTIVE - 7.2%

      443   Daimler Chrysler,
              4.050% 06/04/08##                                                                        440

      188   Delphi Corporation,
              6.125% 05/01/04                                                                          192

      317   Ford Motor Company,
              7.450% 07/16/31                                                                          292

      254   Ford Motor Credit Company,
              5.800% 01/12/09                                                                          256

      411   Ford Motor Credit Company,
              7.375% 02/01/11##                                                                        432

      178   General Motors Acceptance Corporation,
              6.150% 04/05/07                                                                          188

      399   General Motors Acceptance Corporation,
              6.875% 09/15/11##                                                                        414

      190   General Motors Acceptance Corporation,
              8.000% 11/01/31                                                                          195

       69   General Motors Corporation,
              8.250% 07/15/23                                                                           72

      841   Toyota Motor Credit Corporation,
              5.625% 11/13/03                                                                          845
                                                                                                ----------
                                                                                                     3,326
                                                                                                ----------

            BEVERAGES - 0.7%

      167   Anheuser-Busch Companies, Inc.,
              5.950% 01/15/33                                                                          175

      129   Cadbury Schweppes,
              5.125% 10/01/13(caret)                                                                  131
                                                                                                ----------

                                                                                                       306
                                                                                                ----------

            BROADCASTING AND CABLE - 2.7%

       78   AOL Time Warner Inc.,
              6.150% 05/01/07                                                                           86

       73   AOL Time Warner Inc.,
              6.875% 05/01/12                                                                           82

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            BROADCASTING AND CABLE - (CONTINUED)

$     362   AOL Time Warner Inc.,
              7.625% 04/15/31 ##                                                                $      410

      198   Comcast Cable Communications, Inc.,
              7.125% 06/15/13                                                                          228

       27   Cox Enterprises, Inc.,
              4.375% 05/01/08(caret)                                                                   28

       14   Liberty Media Corporation,
              5.700% 05/15/13                                                                           14

      117   Tele-Communications, Inc., Class A,
              9.875% 06/15/22                                                                          163

       30   Time Warner Inc.,
              8.110% 08/15/06                                                                           34

       40   Viacom Inc., Class B,
              6.400% 01/30/06                                                                           44

      129   Viacom Inc., Class B,
              6.625% 05/15/11                                                                          148
                                                                                                ----------
                                                                                                     1,237
                                                                                                ----------

            CHEMICALS - BASIC - 0.6%

      109   Dow Chemical Company,
              6.125% 02/01/11                                                                          117

       93   Dow Chemical Company,
              7.375% 11/01/29                                                                          103

       68   Eastman Chemical Company,
              3.250% 06/15/08                                                                           66
                                                                                                ----------
                                                                                                       286
                                                                                                ----------

            CHEMICALS - SPECIALTY - 0.9%

      149   E.I. du Pont de Nemours and Company,
              3.375% 11/15/07                                                                          152

      111   Praxair, Inc.,
              4.750% 07/15/07                                                                          118

      134   Praxair, Inc.,
              6.500% 03/01/08                                                                          152
                                                                                                ----------
                                                                                                       422
                                                                                                ----------

            COMMERCIAL BANKING - 16.3%

      286   AmSouth Bank N.A.,
              4.850% 04/01/13                                                                          290

      761   Bank One Corporation,
              6.000% 08/01/08 ##                                                                       847

      703   Citigroup Inc.,
              7.250% 10/01/10                                                                          833

      237   Citigroup Inc.,
              6.000% 02/21/12                                                                          262

       75   City National Bank,
              5.125% 02/15/13                                                                           76

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            COMMERCIAL BANKING (CONTINUED)

$     202   FleetBoston Financial Corporation,
              7.250% 09/15/05                                                                   $      223

      271   Golden West Financial Corporation,
              4.750% 10/01/12                                                                          277

      448   J.P. Morgan Chase & Company,
              7.250% 06/01/07                                                                          513

      242   Key Bank N.A.,
              7.000% 02/01/11                                                                          282

      186   Mellon Funding Corporation,
              4.875% 06/15/07                                                                          200

       97   Mellon Funding Corporation,
              6.700% 03/01/08                                                                          111

      445   National City Bank,
              4.625% 05/01/13                                                                          448

      196   PNC Funding Corporation,
              7.000% 09/01/04                                                                          206

      315   PNC Funding Corporation,
              5.750% 08/01/06                                                                          343

       20   Popular North America Inc.,
              4.250% 04/01/08                                                                           21

      312   Popular North America Inc., MTN, Series E,
              6.125% 10/15/06                                                                          346

       87   Regions Financial Corporation,
              7.750% 09/15/24                                                                          108

       75   SouthTrust Bank N.A.,
              4.750% 03/01/13                                                                           75

       35   State Street Corporation,
              7.650% 06/15/10                                                                           42

        2   SunTrust Banks, Inc.,
              5.050% 07/01/07                                                                            2

      441   US Bank N.A., Minnesota,
              6.375% 08/01/11                                                                          501

      597   Wachovia Corporation,
              4.950% 11/01/06 ##                                                                       644

      421   Washington Mutual, Inc.,
              5.625% 01/15/07                                                                          458

       42   Wells Fargo and Company,
              3.500% 04/04/08                                                                           43

      304   Wells Fargo Financial, Inc.,
              4.875% 06/12/07                                                                          329
                                                                                                ----------
                                                                                                     7,480
                                                                                                ----------

            COMPUTER SERVICES - 0.0%+

       15   Electronic Data Systems Corporation,
              6.000% 08/01/13(caret)                                                                   14
                                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            COMPUTERS AND OFFICE EQUIPMENT - 0.7%

$      30   International Business Machines Corporation,
              4.750% 11/29/12                                                                   $       31

       87   International Business Machines Corporation,
              6.500% 01/15/28                                                                           96

       30   International Business Machines Corporation,
              5.875% 11/29/32                                                                           31

      173   Pitney Bowes Inc.,
              4.625% 10/01/12                                                                          175
                                                                                                ----------

                                                                                                       333
                                                                                                ----------

            CONGLOMERATES - 0.6%

      244   Waste Management, Inc.,
              7.375% 08/01/10                                                                          285
                                                                                                ----------

            CONSUMER CREDIT AND MORTGAGES - 2.2%

      146   American Express Company,
              3.750% 11/20/07                                                                          150

       26   American Express Credit Corporation,
              3.000% 05/16/08                                                                           26

      143   American General Finance,  MTN, Series H,
              2.750% 06/15/08                                                                          139

      660   Countrywide Home Loans, Inc., MTN, Series J,
              5.500% 08/01/06 ##                                                                       711
                                                                                                ----------
                                                                                                     1,026
                                                                                                ----------

            CONSUMER SERVICES - 0.0%+

       12   Monsanto Company,
              4.000% 05/15/08                                                                           12
                                                                                                ----------

            DEPARTMENT AND DISCOUNT STORES - 1.1%

        2   Kohl's Corporation,
              6.000% 01/15/33                                                                            2

       57   Target Corporation,
              3.375% 03/01/08                                                                           58

      157   Target Corporation,
              5.875% 03/01/12                                                                          173

      121   Wal-Mart Stores, Inc.,
              5.450% 08/01/06                                                                          132

       64   Wal-Mart Stores, Inc.,
              4.375% 07/12/07                                                                           67

       52   Wal-Mart Stores, Inc.,
              4.550% 05/01/13                                                                           53
                                                                                                ----------
                                                                                                       485
                                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            DIVERSIFIED ELECTRONICS - 0.6%

$     270   First Data Corporation,
              4.700% 08/01/13                                                                   $      271
                                                                                                ----------

            DIVERSIFIED MANUFACTURING - 0.2%

       83   General Electric Company,
              5.000% 02/01/13                                                                           85
                                                                                                ----------

            ELECTRIC POWER - NON NUCLEAR - 1.2%

       97   Appalachian Power Company, Series G,
              3.600% 05/15/08                                                                           97

      226   Cinergy Corporation,
              6.250% 09/01/04                                                                          235

       31   Dominion Resources, Inc.,
              5.000% 03/15/13                                                                           31

       16   Ohio Edison Company,
              4.000% 05/01/08(caret)                                                                   16

      122   Pepco Holdings, Inc.,
              3.750% 02/15/06                                                                          124

       45   Pepco Holdings, Inc.,
              5.500% 08/15/07                                                                           47
                                                                                                ----------
                                                                                                       550
                                                                                                ----------

            ELECTRIC POWER - NUCLEAR - 1.9%

       60   Duquesne Light Company,
              6.700% 04/15/12                                                                           68

       35   Energy East Corporation,
              6.750% 06/15/12                                                                           39

       88   FirstEnergy Corporation, Series B,
              6.450% 11/15/11                                                                           92

       69   FirstEnergy Corporation, Series C,
              7.375% 11/15/31                                                                           71

      255   Southern Company Capital Funding, Series A,
              5.300% 02/01/07                                                                          276

      126   Southern Power Company, Series B,
              6.250% 07/15/12                                                                          138

      180   Virginia Electric and Power Company, Series A,
              5.375% 02/01/07                                                                          194
                                                                                                ----------
                                                                                                       878
                                                                                                ----------

            ENERGY - MISCELLANEOUS - 1.2%

       12   New York State Electric & Gas,
              5.750% 05/01/23                                                                           11

      140   Nisource Finance Corporation,
              5.400% 07/15/14                                                                          142

      370   Progress Energy, Inc.,
              6.050% 04/15/07                                                                          403
                                                                                                ----------
                                                                                                       556
                                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            FINANCE - MISCELLANEOUS - 4.3%

$     214   Associates Corporation of North America,
              6.950% 11/01/18                                                                   $      252

      193   CIT Group Inc.,
              7.375% 04/02/07                                                                          221

      370   General Electric Capital Corporation, MTN, Series A,
              6.750% 03/15/32                                                                          418

      202   Household Finance Corporation,
              5.875% 02/01/09                                                                          222

      216   Household Finance Corporation,
              6.375% 11/27/12                                                                          240

      123   Household Finance Corporation,
              7.350% 11/27/32                                                                          145

      110   International Lease Finance Corporation,
              4.500% 05/01/08                                                                          114

      221   National Rural Utilities Cooperative Finance Corporation,
              5.750% 08/28/09                                                                          243

       93   National Rural Utilities Cooperative Finance Corporation, MTN, Series C,
              8.000% 03/01/32                                                                          115
                                                                                                ----------
                                                                                                     1,970
                                                                                                ----------

            FOOD AND DRUG STORES - 1.0%

      384   Fred Meyer, Inc.,
              7.450% 03/01/08                                                                          445

       10   The Kroger Company,
              6.800% 04/01/11                                                                           11

       12   The Kroger Company,
              6.750% 04/15/12                                                                           14
                                                                                                ----------
                                                                                                       470
                                                                                                ----------

            HEALTH SERVICES - 1.5%

      178   Cardinal Health, Inc.,
              6.750% 02/15/11                                                                          207

      377   Wellpoint Health Networks Inc.,
              6.375% 06/15/06                                                                          416

       50   Wellpoint Health Networks Inc.,
              6.375% 01/15/12                                                                           56
                                                                                                ----------
                                                                                                       679
                                                                                                ----------

            HEAVY MACHINERY - 0.8%

      323   Caterpillar Finance Services Corporation,
              5.950% 05/01/06                                                                          353
                                                                                                ----------

            HOUSEHOLD PRODUCTS - 0.3%

      136   Proctor & Gamble Company,
              4.750% 06/15/07                                                                          146
                                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            INSURANCE - 3.6%

$      32   Hartford Life, Inc.,
              7.375% 03/01/31                                                                   $       38

        8   Marsh & McLennan Companies, Inc.,
              5.875% 08/01/33                                                                            8

      152   Mass Mutual Global Funding II,
              2.550% 07/15/08(caret)                                                                  147

      110   Metlife, Inc.,
              5.375% 12/15/12                                                                          115

      110   Metlife, Inc.,
              6.500% 12/15/32                                                                          118

        3   Nationwide Financial Services, Inc., Class A,
              5.900% 07/01/12                                                                            3

       50   Principal Life Global Funding,
              6.125% 03/01/06(caret)                                                                   55

      409   Principal Life Global,
              6.250% 02/15/12(caret)                                                                  453

       78   Progressive Corporation,
              6.250% 12/01/32                                                                           83

       52   Prudential Financial, Inc., Series B, MTN,
              4.500% 07/15/13                                                                           51

      399   Prudential Funding LLC, MTN,
              6.600% 05/15/08(caret)                                                                  453

       78   The Hartford Financial Services Group, Inc.,
              2.375% 06/01/06                                                                           78

       72   The Hartford Financial Services Group, Inc.,
              4.625% 07/15/13(caret)                                                                   70
                                                                                                ----------
                                                                                                     1,672
                                                                                                ----------

            INTEGRATED OIL - 0.8%

      351   USX Corporation,
              6.650% 02/01/06                                                                          387
                                                                                                ----------

            INVESTMENT SERVICES - 10.3%

      326   Bear Stearns Companies Inc.,
              4.000% 01/31/08                                                                          336

       30   Credit Suisse First Boston USA, Inc.,
              5.875% 08/01/06                                                                           33

      229   Credit Suisse First Boston USA, Inc.,
              6.125% 11/15/11                                                                          251

       52   Goldman Sachs Group, Inc.,
              4.125% 01/15/08                                                                           54

      426   Goldman Sachs Group, Inc.,
              6.875% 01/15/11                                                                          490

      311   Goldman Sachs Group, Inc.,
              6.600% 01/15/12                                                                          352

       66   Goldman Sachs Group, Inc.,
              5.700% 09/01/12                                                                           71

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            INVESTMENT SERVICES - (CONTINUED)

$     333   Lehman Brothers Holdings Inc.,
              4.000% 01/22/08                                                                   $      343

      352   Lehman Brothers Holdings Inc.,
              7.000% 02/01/08                                                                          402

      117   Lehman Brothers Holdings Inc.,
              7.875% 08/15/10                                                                          141

      539   Merrill Lynch & Company, Inc.,
              6.000% 02/17/09                                                                          596

      125   Merrill Lynch & Company, Inc., MTN, Series B,
              2.070% 06/12/06                                                                          124

       76   Merrill Lynch & Company, Inc., MTN, Series B,
              3.700% 04/21/08                                                                           77

      733   Morgan Stanley,
              6.750% 04/15/11 ##                                                                       837

      294   Morgan Stanley,
              6.600% 04/01/12                                                                          332

       58   Morgan Stanley,
              5.300% 03/01/13                                                                           60

      210   Salomon Smith Barney Holdings Inc.,
              6.500% 02/15/08                                                                          238
                                                                                                ----------
                                                                                                     4,737
                                                                                                ----------

            MEDICAL DEVICES AND SUPPLIES - 0.3%

      146   Bristol-Myers Squibb Company,                                                              152
              5.250% 08/15/13(caret)                                                           ----------

            METALS AND MINING - 0.6%

      223   Alcoa Inc.,                                                                                265
              7.375% 08/01/10                                                                   ----------

            NATURAL GAS DISTRIBUTION - 1.0%

      425   CenterPoint Energy Resources Corporation,
              7.875% 04/01/13(caret)                                                                  477
                                                                                                ----------

            NATURAL GAS PIPELINES - 1.2%

      340   Kinder Morgan, Inc.,
              6.650% 03/01/05                                                                          363

      174   Teppco Partners, LP,
              7.625% 02/15/12                                                                          205
                                                                                                ----------
                                                                                                       568
                                                                                                ----------

            OIL REFINING AND MARKETING - 0.1%

       23   Valero Energy Corporation,
              6.875% 04/15/12                                                                           26

       13   Velero Energy Corporation,
              7.500% 04/15/32                                                                           14
                                                                                                ----------
                                                                                                        40
                                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS - 1.0%

$     116   Champion International Corporation,
              7.350% 11/01/25                                                                   $      128

       72   International Paper Company,
              5.850%** 10/30/12                                                                         77

       61   MeadWestvaco Corporation,
              6.850% 04/01/12                                                                           69

      145   MeadWestvaco Corporation,
              8.200% 01/15/30                                                                          173
                                                                                                ----------
                                                                                                       447
                                                                                                ----------

            PHARMACEUTICALS - 0.2%

       73   Pharmacia Corporation,
              6.600% 12/01/28                                                                           84

       20   Warner Lambert Company,
              6.000% 01/15/08                                                                           22
                                                                                                ----------
                                                                                                       106
                                                                                                ----------

            PUBLISHING AND ADVERTISING - 1.4%

      171   Gannett Company, Inc.,
              6.375% 04/01/12                                                                          194

      135   Knight-Ridder, Inc.,
              7.125% 06/01/11                                                                          159

      209   News America Holdings,
              8.150% 10/17/36                                                                          257

       22   News America Inc.,
              6.550% 03/15/33                                                                           23
                                                                                                ----------
                                                                                                       633
                                                                                                ----------

            RAILROADS, TRUCKING AND SHIPPING - 1.5%

      222   Burlington Northern Santa Fe Corporation,
              6.750% 07/15/11                                                                          257

      402   FedEx Corporation,
              6.625% 02/12/04                                                                          409

       21   Union Pacific Corporation,
              4.698% 01/02/24                                                                           21
                                                                                                ----------
                                                                                                       687
                                                                                                ----------

            REAL ESTATE - 0.5%

      208   EOP Operating LP,
              7.000% 07/15/11                                                                          237

       11   ERP Operating LP,
              5.200% 04/01/13                                                                           11
                                                                                                ----------
                                                                                                       248
                                                                                                ----------

            REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%

      149   Health Care Property Investors, Inc.,
              6.450% 06/25/12                                                                          161

       95   Health Care Property Investors, Inc., MTN, Series D,
              7.480% 04/05/04                                                                           97
                                                                                                ----------
                                                                                                       258
                                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            TELECOMMUNICATIONS SERVICES - 5.4%

$      14   AT&T Corporation,
              7.800% 11/15/11                                                                   $       16

       11   AT&T Corporation,
              8.500%** 11/15/31                                                                         13

       50   AT&T Wireless Services Inc.,
              8.125% 05/01/12                                                                           59

       69   AT&T Wireless Services Inc.,
              8.750% 03/01/31                                                                           85

       83   BellSouth Corporation,
              6.000% 10/15/11                                                                           92

      151   BellSouth Telecommunications Inc.,
              6.375% 06/01/28                                                                          162

       14   Citizens Communications Company,
              9.250% 05/15/11                                                                           18

        7   Citizens Communications Company,
              9.000% 08/15/31                                                                            9

      204   Cox Communications, Inc., Class A,
              7.750% 11/01/10                                                                          244

       40   Pacific Bell,
              7.125% 03/15/26                                                                           46

      196   SBC Communications Inc.,
              6.250% 03/15/11                                                                          219

       24   Sprint Capital Corporation,
              6.125% 11/15/08                                                                           26

      229   Sprint Capital Corporation,
              8.375% 03/15/12                                                                          270

      200   Sprint Capital Corporation,
              8.750% 03/15/32                                                                          238

        7   Verizon Florida Inc., Series F,
              6.125% 01/15/13                                                                            8

       95   Verizon Global Funding Corporation,
              7.750% 12/01/30                                                                          114

      426   Verizon New England Inc.,
              6.500% 09/15/11 ##                                                                       479

      348   Verizon Pennsylvania Inc., Series A,
              5.650% 11/15/11                                                                          373
                                                                                                ----------
                                                                                                     2,471
                                                                                                ----------

            TOTAL CORPORATE BONDS AND NOTES
              (Cost $33,874)                                                                        34,771
                                                                                                ----------

            FOREIGN BONDS AND NOTES - 9.3%

            BROADCASTING AND CABLE - 0.0% +

       11   Rogers Cable Inc.,
              6.250% 06/15/13                                                                           11
                                                                                                ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            BUILDING MATERIALS - 0.4%

$     184   Hanson Overseas BV,
              6.750% 09/15/05                                                                   $      199
                                                                                                ----------

            CHEMICALS - SPECIALTY - 0.0%+

       14   Potash Corporation of Saskatchewan Inc.,
              4.875% 03/01/13                                                                           14
                                                                                                ----------

            COMMERCIAL BANKING - 0.7%

        6   Barclays Bank plc,
              7.400% 12/15/09                                                                            7

      322   Scotland International Finance,
              4.250% 05/23/13(caret)                                                                  311
                                                                                                ----------
                                                                                                       318
                                                                                                ----------

            DIVERSIFIED MANUFACTURING - 0.2%

       81   Rio Tinto Financial Ltd.,                                                                   78
              2.625% 09/30/08

            FOOD PRODUCTS - 1.1%

       36   Unilever Capital Corporation,
              6.875% 11/01/05                                                                           40

      383   Unilever Capital Corporation,
              7.125% 11/01/10                                                                          453
                                                                                                ----------
                                                                                                       493
                                                                                                ----------

            INTEGRATED OIL - 1.9%

      271   Conoco Funding Company,
              6.350% 10/15/11                                                                          306

       25   PEMEX Project Funding Master Trust,
              7.875%** 02/01/09                                                                         28

      392   PEMEX Project Funding Master Trust,
              8.625%** 02/01/22                                                                        438

      101   Petro-Canada,
              4.000% 07/15/13                                                                           95
                                                                                                ----------
                                                                                                       867
                                                                                                ----------

            METALS AND MINING - 0.7%

      168   Alcan Inc.,
              6.450% 03/15/11                                                                          190

       50   Alcan Inc.,
              7.250% 03/15/31                                                                           59

       87   BHP Finance USA Ltd.,
              4.800% 04/15/13                                                                           89
                                                                                                ----------
                                                                                                       338
                                                                                                ----------

            PUBLISHING AND ADVERTISING - 0.4%

      174   Thomson Corporation,                                                                       181
                                                                                                ----------
              5.250% 08/15/13

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            RAILROADS, TRUCKING AND SHIPPING - 0.5%

$     188   Canadian National Railway Company,
              6.900% 07/15/28                                                                   $      213
                                                                                                ----------

            TELECOMMUNICATIONS SERVICES - 3.4%

      112   British Telecommunications, plc,
              8.375%** 12/15/10                                                                        138

       16   British Telecommunications, plc,
              8.875%** 12/15/30                                                                         21

       30   Deutsche Telecom International Finance BV,
              5.250% 07/22/13                                                                           30

      229   Deutsche Telekom International Finance BV,
              8.750% 06/15/30                                                                          290

      322   France Telecom SA,
              9.000%** 03/01/11                                                                        393

      143   France Telecom SA,
              9.750% 03/01/31                                                                          191

      452   Telus Corporation,
              7.500% 06/01/07                                                                          509
                                                                                                ----------
                                                                                                     1,572
                                                                                                ----------

            TOTAL FOREIGN BONDS
              (Cost $4,190)                                                                          4,284
                                                                                                ----------

            SOVEREIGN GOVERNMENT BONDS AND NOTES - 6.6%

      295   Government of Canada,
              5.250% 11/05/08                                                                          326

      224   Hellenic Republic,
              6.950% 03/04/08                                                                          259

      253   Quebec (Province of),
              7.500% 09/15/29                                                                          321

      157   Region of Lombardy,
              5.804% 10/25/32                                                                          165

      101   Republic of Chile,
              5.500% 01/15/13                                                                          105

      448   Republic of Italy,
              6.000% 02/22/11                                                                          508

      237   Republic of Italy,
              6.875% 09/27/23                                                                          283

       84   Republic of Korea,
              8.875% 04/15/08                                                                          103

      343   United Mexican States,
              8.375% 01/14/11                                                                          408

      188   United Mexican States,
              6.375% 01/16/13                                                                          198

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            SOVEREIGN GOVERNMENT BONDS AND NOTES - (CONTINUED)

$     354   United Mexican States,

              7.500% 04/08/33                                                                   $      370
                                                                                                ----------

            TOTAL SOVEREIGN GOVERNMENT BONDS AND NOTES
              (Cost $2,953)                                                                          3,046
                                                                                                ----------

            U.S. TREASURY OBLIGATIONS - 3.3%

            U.S. TREASURY NOTES - 1.1%

      500   2.000% 08/31/05                                                                            505
                                                                                                ----------

            U.S. TREASURY STRIPS - 2.2%

      300   Interest only,
              4.389%*** 11/15/13                                                                       193

      750   Interest only,
              5.419%*** 05/15/23                                                                       263

      500   Principal only,
              2.938%*** 11/15/08                                                                       431

      500   Principal only,
              5.369%*** 08/15/29                                                                       127
                                                                                                ----------
                                                                                                     1,014
                                                                                                ----------

            TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $1,500)                                                                         1,519
                                                                                                ----------

 SHARES
 (000)
 ------

            INVESTMENT COMPANIES - 5.2%
               (Cost $2,417)

    2,417   Nations Cash Reserves, Capital Class Shares#                                             2,417
                                                                                                ----------

            TOTAL INVESTMENTS
               (Cost $44,934*)                                                          99.9%       46,037
                                                                                                ----------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                     0.1%           28
                                                                                                ----------

            NET ASSETS                                                                 100.0%   $   46,065
                                                                                                ==========

--------------

* Federal income tax information (see Note 9).

** Variable rate note. The interest rate shown reflects the rate in effect at September 30, 2003.

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

(caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Amount represents less than 0.1%.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for futures contracts and swaps.

ABBREVIATIONS:

MTN - Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
HIGH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                   VALUE
 (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------
            CORPORATE BONDS AND NOTES - 72.9%
            APPAREL AND TEXTILES - 0.6%

$      78   Dan River Inc.,
              12.750% 04/15/09(caret)                                                  $      61
                                                                                        ---------

            AUTOMOTIVE - 1.3%

      131   American Axle & Manufacturing,
              9.750% 03/01/09                                                                 141
                                                                                        ---------

            BROADCASTING AND CABLE - 5.2%

      133   Charter Communications Holdings LLC,
              10.000% 05/15/11                                                                101

      423   EchoStar DBS Corporation,
              9.375% 02/01/09##                                                               451
                                                                                        ---------
                                                                                              552
                                                                                        ---------

            BUILDING MATERIALS - 1.4%

      148   Nortek Holdings, Inc., Series B,
              8.875% 08/01/08                                                                 153
                                                                                        ---------

            CHEMICALS - BASIC - 1.8%

      200   Lyondell Chemical Company, Series B,
              9.875% 05/01/07                                                                 191
                                                                                        ---------

            CHEMICALS - SPECIALTY - 2.4%

       92   Equistar Chemical Funding,
              10.625% 05/01/11(caret)                                                         91

       89   Georgia Gulf Corporation,
              10.375% 11/01/07                                                                 94

       80   PolyOne Corporation,
              10.625% 05/15/10                                                                 68
                                                                                        ---------
                                                                                              253
                                                                                        ---------

            COMMERCIAL SERVICES - 2.6%

      131   Allied Waste North America, Inc., Series B,
              7.375% 01/01/04                                                                 132

      135   Browning-Ferris Industries, Inc.,
              7.875% 03/15/05                                                                 141
                                                                                        ---------
                                                                                              273
                                                                                        ---------

            COMPUTER SERVICES - 0.7%

       10   Unisys Corporation,
              8.125% 06/01/06                                                                  11

       56   Unisys Corporation,
              7.875% 04/01/08                                                                  58
                                                                                        ---------
                                                                                               69
                                                                                        ---------

            CONSTRUCTION - 3.1%

      114   Standard Pacific Corporation,
              6.500% 10/01/08                                                                 114

      200   Technical Olympic USA, Inc.,
              10.375% 07/01/12##                                                              215
                                                                                        ---------
                                                                                              329
                                                                                        ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
HIGH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                   VALUE
 (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------
            DEPARTMENT AND DISCOUNT STORES - 0.4%

$      47   Dillard's, Inc., Class A,
              6.125% 11/01/03                                                           $      47
                                                                                        ---------

            DIVERSIFIED MANUFACTURING - 0.7%

       36   Avondale Mills Inc.,
              10.250% 07/01/13(caret)                                                         32

       39   Fastentech Inc.,
              11.500% 05/01/11(caret)                                                         41
                                                                                        ---------
                                                                                               73
                                                                                        ---------

            ELECTRIC POWER - NON NUCLEAR - 5.0%

       99   AES Corporation,
              9.375% 09/15/10                                                                 101

      182   Calpine Corporation,
              8.750% 07/15/13(caret)                                                         167

       60   Cms Energy Corporation, Series B,
              6.750% 01/15/04                                                                  60

       75   Edison Mission Energy,
              9.875% 04/15/11                                                                  64

      141   West Penn Power Company, Series A, MTN,
              6.375% 06/01/04                                                                 139
                                                                                        ---------
                                                                                              531
                                                                                        ---------

            ELECTRIC POWER - NUCLEAR - 1.9%

      202   Kansas Gas & Electric Company,
              7.600% 12/15/03##                                                               202
                                                                                        ---------

            ELECTRICAL EQUIPMENT - 1.1%

       74   Salt Holdings Corporation Inc.,
              (0.000%) due 06/01/13
              12.000% beginning 06/01/08                                                       44

       77   Salton Inc.,
              12.250% 04/15/08                                                                 76
                      S                                                                 ---------
                                                                                              120
                                                                                        ---------

            EXPLORATION AND PRODUCTION - 1.5%

       84   Magnum Hunter Resources, Inc.,
              10.000% 06/01/07                                                                 87

       70   Nuevo Energy Company, Series B,
              9.500% 06/01/08                                                                  74
                                                                                        ---------
                                                                                              161
                                                                                        ---------

            HEAVY MACHINERY - 2.3%

      241   Case Corporation, Series B,
              6.250% 12/01/03                                                                 241
                                                                                        ---------

            HOUSEHOLD PRODUCTS - 0.4%

       33   Elizabeth Arden, Inc., Series B,
              11.750% 02/01/11                                                                 38
                                                                                        ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
HIGH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                   VALUE
 (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------
            HOUSING AND FURNISHING - 2.6%

$     130   D.R. Horton, Inc.,
              10.500% 04/01/05                                                          $     142

      126   Standard Pacific Corporation,
              9.250% 04/15/12                                                                 138
                                                                                        ---------
                                                                                              280
                                                                                        ---------

            INTEGRATED OIL - 0.9%

      119   Coastal Corporation,
              7.750% 06/15/10                                                                  99
                                                                                        ---------

            LODGING AND RECREATION - 3.8%

       67   Boyd Gaming Corporation,
              9.250% 10/01/03                                                                  67

      250   Station Casinos Inc.,
              8.375% 02/15/08##                                                               269

       61   Station Casinos Inc.,
              8.875% 12/01/08                                                                  64
                                                                                        ---------
                                                                                              400
                                                                                        ---------

            METALS AND MINING - 4.1%

      100   Compass Minerals Group, Inc.,
              10.000% 08/15/11                                                                111

      120   Earle M. Jorgensen Company,
              9.750% 06/01/12                                                                 128

      194   Ryerson Tull, Inc., Class A,
              9.125% 07/15/06                                                                 191
                                                                                        ---------
                                                                                              430
                                                                                        ---------

            NATURAL GAS PIPELINES - 8.9%

      165   EL Paso CGP Company,
              6.200% 05/15/04                                                                 164

      173   EL Paso Corporation,
              6.750% 11/15/03                                                                 173

       75   Southern Natural Gas Company,
              8.875% 03/15/10                                                                  80

      152   The Williams Companies, Inc.,
              9.250% 03/15/04                                                                 155

       63   The Williams Companies, Inc.,
              8.625% 06/01/10                                                                  67

      303   Utilicorp United Inc.,
              7.000% 07/15/04##                                                               301
                                                                                        ---------
                                                                                              940
                                                                                        ---------

            OILFIELD SERVICES - 2.0%

       96   Parker Drilling Company, Series D,
              9.750% 11/15/06                                                                  98

      108   Pride International, Inc.,
              9.375% 05/01/07                                                                 111
                                                                                        ---------
                                                                                              209
                                                                                        ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
HIGH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                   VALUE
 (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------
            PACKAGING AND CONTAINERS - 4.1%

$      75   Owens-Brockway Glass Containers, Inc.,
              8.875% 02/15/09                                                           $      80

      150   Owens-Brockway Glass Containers, Inc.,
              7.750% 05/15/11                                                                 155

      200   Owens-Illinois, Inc.,
              7.150% 05/15/05##                                                               205
                                                                                        ---------
                                                                                              440
                                                                                        ---------

            PAPER AND FOREST PRODUCTS - 5.8%

      100   Fibermark Inc.,
              10.750% 04/15/11                                                                 67

      207   Georgia-Pacific Corporation,
              7.375% 07/15/08(caret)                                                         213

      200   Louisiana-Pacific Corporation,
              8.500% 08/15/05##                                                               217

      100   Louisiana-Pacific Corporation,
              10.875% 11/15/08(caret)                                                        116
                                                                                        ---------
                                                                                              613
                                                                                        ---------

            SEMICONDUCTORS - 0.4%

       39   Fairchild Semiconductor Corporation, Class A,
              10.500% 02/01/09                                                                 43
                                                                                        ---------

            STEEL - 1.0%

      126   Oregon Steel Mills Inc.,
              10.000% 07/15/09                                                                103
                                                                                        ---------

            TELECOMMUNICATIONS SERVICES - 6.9%

      500   Nextel Communications,
              9.950% 02/15/08##                                                               525

      182   Qwest Services Corporation,
              13.500% 12/15/10(caret)                                                        212
                                                                                        ---------
                                                                                              737
                                                                                        ---------

            TOTAL CORPORATE BONDS AND NOTES
              (Cost $7,663)                                                                 7,729
                                                                                        ---------

            FOREIGN BONDS AND NOTES - 9.8%
            CHEMICALS - SPECIALTY - 2.0%

      200   Methanex Corporation,
              7.750% 08/15/05                                                                 209
                                                                                        ---------

            HEAVY MACHINERY - 1.1%

      113   Case New Holland Inc.,
              9.250% 08/01/11(caret)                                                         121
                                                                                        ---------

            INSURANCE - 0.8%

       89   Fairfax Financial Holdings Limited,
              7.750% 12/15/03                                                                  89
                                                                                        ---------

            PAPER AND FOREST PRODUCTS - 5.4%

      200   Ainsworth Lumber Company Ltd.,
              12.500% 07/15/07                                                                229

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
HIGH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                   VALUE
 (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------
            PAPER AND FOREST PRODUCTS - (CONTINUED)

$     316   Stone Container Corporation,
              11.500% 08/15/06(caret)                                                  $     336
                                                                                        ---------
                                                                                              565
                                                                                        ---------

            STEEL - 0.5%

       53   Russel Metals Inc.,
              10.000% 06/01/09                                                                 56
                                                                                        ---------

            TOTAL FOREIGN BONDS AND NOTES
              (Cost $999)                                                                   1,040
                                                                                        ---------

            MORTGAGE-BACKED SECURITIES - 7.3%
            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 4.7%

      500   FNMA,
              2.125% 04/15/06                                                                 503
                                                                                        ---------

            FINANCE - MISCELLANEOUS - 2.6%

      180   Qwest Bank Loan Tranche,
              6.000% 06/30/07                                                                 184

       90   Qwest Bank Loan Tranche,
              6.950% 06/30/10                                                                  88
                                                                                        ---------
                                                                                              272
                                                                                        ---------

            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $760)                                                                     775
                                                                                        ---------

  SHARES
  ------

            WARRANTS - 0.0%+

            (Cost $0) ++
            CHEMICALS - SPECIALTY - 0.0%+

      225   Solutia Inc.,
              Expire 07/15/09 (a) =                                                             2
                                                                                        ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
HIGH INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

 SHARES                                                                                   VALUE
 (000)                                                                                    (000)
-------------------------------------------------------------------------------------------------
            INVESTMENT COMPANIES - 9.1%

            (Cost $965)

      965   Nations Cash Reserves,
              Capital Class Shares #                                                    $     965
                                                                                        ---------

            TOTAL INVESTMENTS
              (Cost $10,387*)                                                   99.1%      10,511
                                                                                        ---------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                             0.9%          98
                                                                                        ---------

            NET ASSETS                                                         100.0%   $  10,609
                                                                                        =========

---------------

* Federal income tax information (see Note 9).

= Non-income producing security.

(caret) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Amount represents less than 0.1%.

++ Amount represents less than $500.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for swaps.

(a)Fair valued security.

ABBREVIATIONS:

MTN - Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
MORTGAGE AND ASSET BACKED PORTFOLIO
SCHEDULE OF INVESTMENTS                           SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            ASSET-BACKED SECURITIES - 0.2%
            ASSET-BACKED - AUTO LOANS - 0.2%

$      46   Ford Credit Auto Owner Trust, Series 2000-E, Class A5,
              6.770% 10/15/04                                                                    $      46

       64   Harley-Davidson Motorcycle Trust, Series 2002-1, Class A1,
              3.020% 09/15/06                                                                           65

       39   Honda Auto Receivables Owner Trust, Series 2001-2, Class A3,
              4.670% 03/18/05                                                                           39
                                                                                                 ---------

            TOTAL ASSET-BACKED SECURITIES
              (Cost $150)                                                                              150
                                                                                                 ---------

            MORTGAGE-BACKED SECURITIES - 78.6%
            COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.4%

       82   Freddie Mac, Series 2420, Class EC,
              6.500% 03/15/30                                                                           83

      112   Freddie Mac, Series 2434, Class PN,
              6.500% 05/15/29                                                                          114

       43   Freddie Mac, Series 2458, Class PC,
              6.500% 02/15/26                                                                           43
                                                                                                 ---------
                                                                                                       240
                                                                                                 ---------

            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES - 0.2%

      141   6.500% 11/01/32                                                                            147
                                                                                                 ---------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 68.2%

   12,713   5.000% 03/01/18                                                                         13,023
       95   6.500% 08/25/29                                                                             96
    4,100   6.500% 02/01/32                                                                          4,273
      250   7.000% 02/01/32                                                                            265
       22   7.000% 06/01/32                                                                             24
    1,413   6.500% 07/01/32                                                                          1,473
    8,400   6.500% 01/01/33                                                                          8,756
   11,120   5.000% 05/01/33                                                                         11,120
    4,045   6.500% 09/01/33                                                                          4,207
                                                                                                 ---------
                                                                                                    43,237
                                                                                                 ---------

            GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES - 9.8%

       70   7.000% 03/15/31                                                                             75
    5,958   5.500% 12/01/32                                                                          6,106
                                                                                                 ---------
                                                                                                     6,181
                                                                                                 ---------

            TOTAL MORTGAGE-BACKED SECURITIES
              (Cost $49,297)                                                                        49,805
                                                                                                 ---------

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 38.3%
            FEDERAL HOME LOAN BANK (FHLB) - 15.0%

    8,500   Discount note 10/15/03 ##                                                                8,497
    1,000   Discount note 10/24/03 ##                                                                  999
                                                                                                 ---------

                                                                                                     9,496
                                                                                                 ---------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
MORTGAGE AND ASSET BACKED PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)               SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                                                            VALUE
 (000)                                                                                             (000)
----------------------------------------------------------------------------------------------------------
            FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.0%

$   1,250   Discount note 10/20/03 ##                                                            $   1,249
                                                                                                 ---------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 16.6%

   10,500   Discount note 10/15/03 ##                                                               10,496
                                                                                                 ---------

            FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES - 4.7%

    1,500   Discount note 10/01/03 ##                                                                1,500

    1,500   Discount note 10/02/03 ##                                                                1,500
                                                                                                 ---------

                                                                                                     3,000
                                                                                                 ---------

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $24,241)                                                                        24,241
                                                                                                 ---------

            U.S. TREASURY OBLIGATIONS - 4.0%
            U.S. TREASURY STRIPS - 4.0%

      250   Interest only,                                                                              88
              0.000%*** 05/15/23

    1,500   Principal only,                                                                          1,291
              0.000%*** 11/15/08

    1,315   TIGR Receipts,
              0.000%*** 02/15/08                                                                     1,171
                                                                                                 ---------

            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $2,524)                                                                          2,550
                                                                                                 ---------

  Shares
  (000)
  ------

            INVESTMENT COMPANIES - 32.5%

            (Cost $20,601)

   20,601   Nations Cash Reserves, Capital Class Shares #                                           20,601
                                                                                                 ---------
            TOTAL INVESTMENTS
              (Cost $96,813*)                                                       153.6%          97,347
                                                                                                 ---------

            TOTAL OTHER ASSETS AND LIABILITIES (NET)                                (53.6)%        (33,968)
                                                                                                 ---------

            NET ASSETS                                                              100.0%       $  63,379
                                                                                                 =========

----------------

* Federal income tax information (see Note 9).

*** Zero coupon security. The rate shown reflects the yield to maturity at September 30, 2003.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Banc of America Capital Management, LLC.

## All or a portion of security segregated as collateral for futures contracts and swaps.

ABBREVIATIONS:

TIGR - Treasury Investor Growth Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2003

                                                                                           CORPORATE     HIGH     MORTGAGE-AND
                                                                                             BOND       INCOME     ASSET-BACKED
                                     (IN THOUSANDS)                                        PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                                          ----------  ----------  -------------
ASSETS:
Investments, at value (cost $44,934, $10,387 and $96,813, respectively)                   $  46,037   $  10,511     $  97,347
Cash                                                                                             22           7            59
Unrealized appreciation on swap contracts                                                        21          40             -
Receivable for investment securities sold                                                         -           -         6,282
Receivable for Fund units sold                                                                    -*          -*           48
Dividends receivable                                                                              1           1            11
Interest receivable                                                                             622         219           181
                                                                                          ---------   ---------     ---------
      Total assets                                                                           46,703      10,778       103,928
                                                                                          =========   =========     =========

LIABILITIES:
Payable for investment securities purchased                                                    (627)       (164)      (40,408)
Payable for variation margin                                                                    (10)          -           (41)
Payable for Fund shares redeemed                                                                  -*          -             -
Accrued other liabilities                                                                        (1)         (5)         (100)
                                                                                          ---------   ---------     ---------
      Total liabilities                                                                        (638)       (169)      (40,549)
                                                                                          =========   =========     =========

NET ASSETS                                                                                $  46,065   $  10,609     $  63,379
                                                                                          =========   =========     =========

NET ASSETS CONSIST OF:
Undistributed net investment income / (distributions in excess of net investment income)  $      (1)  $      12     $       1
Accumulated net realized gain/(loss) on investments sold, swaps, options and futures
  contracts                                                                                     122         320          (182)
Net unrealized appreciation of investments, swaps, options and futures contracts              1,058         164           499
Paid-in capital                                                                              44,886      10,113        63,061
                                                                                          ---------   ---------     ---------
NET ASSETS                                                                                $  46,065   $  10,609     $  63,379
                                                                                          =========   =========     =========

Net asset value per unit of beneficial interest ($46,065,311 / 4,400,730 shares outstanding, $10,609,348 / 1,014,115 shares outstanding and $63,378,879 /
   6,297,381, respectively)                                                               $   10.47   $   10.46     $   10.06
                                                                                          =========   =========     =========

----------
* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003

                                                                             CORPORATE      HIGH     MORTGAGE- AND
                                                                                BOND       INCOME    ASSET-BACKED
                         (IN THOUSANDS)                                      PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                                             ---------   ---------   -------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $0, $0 and $0, respectively)  $     -      $     4      $     -
Interest                                                                         401          468          153
Dividend income from affiliated funds                                              2            6           30
                                                                             -------      -------      -------
  Total investment income                                                        403          478          183
                                                                             -------      -------      -------

NET INVESTMENT INCOME                                                            403          478          183
                                                                             -------      -------      -------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions                                                          134          174          (58)
  Futures contracts                                                               45            -          (66)
  Written options                                                                  -            -          (20)
  Swap contracts                                                                 (21)         146          (20)
                                                                             -------      -------      -------
Net realized gain/(loss) on investments                                          158          320         (164)
                                                                             -------      -------      -------
Change in unrealized appreciation/(depreciation) of:
   Securities                                                                    799          (13)         541
   Futures contracts                                                             (65)           -          (34)
   Written options                                                                 -            -            -*
   Swap contracts                                                                 31            8            -
                                                                             -------      -------      -------
Net change in unrealized appreciation/(depreciation) of investments              765           (5)         507
                                                                             -------      -------      -------

Net realized and unrealized gain/(loss) on investments                           923          315          343
                                                                             -------      -------      -------

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS              $ 1,326      $   793      $   526
                                                                             =======      =======      =======

----------
* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   CORPORATE BOND PORTFOLIO
                                                                                                 ----------------------------
                                                                                                  SIX MONTHS
                                                                                                 ENDED 9/30/03   PERIOD ENDED
                             (IN THOUSANDS)                                                       (UNAUDITED)     3/31/03 (a)
                                                                                                 ----------------------------
Net investment income                                                                              $    403        $    298
Net realized gain/(loss) on investments                                                                 158             125
Net change in unrealized appreciation/(depreciation) of investments                                     765             293
                                                                                                 --------------------------
  Net increase/(decrease) in net assets resulting from operations                                     1,326             716

Distributions to shareholders from net investment income                                               (413)           (289)
Distributions to shareholders from net realized gain on investments                                     (66)            (95)
Net increase/(decrease) in net assets from Portfolio share transactions                              30,446          14,440
                                                                                                 --------------------------

Net increase/(decrease) in net assets                                                                31,293          14,772

NET ASSETS:
Beginning of period                                                                                  14,772               -*
                                                                                                 --------------------------
End of period                                                                                      $ 46,065        $ 14,772
                                                                                                 ==========================

Undistributed net investment income/(distributions in excess of net investment income)
  at end of period                                                                                 $     (1)       $      9
                                                                                                 ==========================

                                                                                                     HIGH INCOME PORTFOLIO
                                                                                                 ----------------------------
                                                                                                  SIX MONTHS
                                                                                                 ENDED 9/30/03   PERIOD ENDED
                             (IN THOUSANDS)                                                       (UNAUDITED)     3/31/03 (a)
                                                                                                 ----------------------------
Net investment income                                                                              $    478        $    366
Net realized gain/(loss) on investments                                                                 320              69
Net change in unrealized appreciation/(depreciation) of investments                                      (5)            169
                                                                                                 --------------------------
  Net increase/(decrease) in net assets resulting from operations                                       793             604

Distributions to shareholders from net investment income                                               (480)           (352)
Distributions to shareholders from net realized gain on investments                                     (60)             (9)
Net increase/(decrease) in net assets from Portfolio share transactions                              (2,287)         12,400
                                                                                                 --------------------------
Net increase/(decrease) in net assets                                                                (2,034)         12,643

NET ASSETS:
Beginning of period                                                                                  12,643               -*
                                                                                                 --------------------------
End of period                                                                                      $ 10,609        $ 12,643
                                                                                                 ==========================

Undistributed net investment income/(distributions in excess of net investment income)
  at end of period                                                                                 $     12        $     14
                                                                                                 ==========================

                                                                                                         MORTGAGE- AND
                                                                                                    ASSET-BACKED PORTFOLIO
                                                                                                 ----------------------------
                                                                                                  SIX MONTHS
                                                                                                 ENDED 9/30/03   PERIOD ENDED
                                    (IN THOUSANDS)                                                (UNAUDITED)     3/31/03 (a)
                                                                                                 ----------------------------

Net investment income                                                                              $    183       $     61
Net realized gain/(loss) on investments                                                                (164)           103
Net change in unrealized appreciation/(depreciation) of investments                                     507             (8)
                                                                                                 -------------------------
  Net increase/(decrease) in net assets resulting from operations                                       526            156

Distributions to shareholders from net investment income                                               (184)           (59)
Distributions to shareholders from net realized gain on investments                                     (94)           (27)
Net increase/(decrease) in net assets from Portfolio share transactions                              53,926          9,135
                                                                                                 -------------------------

Net increase/(decrease) in net assets                                                                54,174          9,205

NET ASSETS:
Beginning of period                                                                                   9,205              -*
                                                                                                 -------------------------
End of period                                                                                      $ 63,379       $  9,205
                                                                                                 =========================

Undistributed net investment income/(distributions in excess of net investment income)
  at end of period                                                                                 $      1       $      2
                                                                                                 =========================

----------
(a) Portfolio commenced operations on August 30, 2002.

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                     CORPORATE BOND PORTFOLIO
                                     -------------------------------------------------------
                                           SIX MONTHS ENDED                PERIOD ENDED
                                     SEPTEMBER 30, 2003 (UNAUDITED)     MARCH 31, 2003 (a)
                                     ------------------------------    ---------------------
           (IN THOUSANDS)                SHARES        DOLLARS          SHARES      DOLLARS
                                     ------------------------------    ---------------------
Sold                                      4,433       $ 45,707           1,395     $ 14,077
Issued as reinvestment of dividends          17            176              36          363
Redeemed                                 (1,480)       (15,437)              -*           -*
                                     -------------------------         --------------------
Net increase                              2,970       $ 30,446           1,431     $ 14,440
                                     =========================         ====================

----------
(a) Portfolio commenced operations on August 30, 2002.

* Amount represents less than 500 shares and / or $500, as applicable.

                                                      HIGH INCOME PORTFOLIO
                                     -------------------------------------------------------
                                           SIX MONTHS ENDED                PERIOD ENDED
                                     SEPTEMBER 30, 2003 (UNAUDITED)     MARCH 31, 2003 (a)
                                     ------------------------------    ---------------------
           (IN THOUSANDS)                SHARES        DOLLARS          SHARES      DOLLARS
                                     ------------------------------    ---------------------
Sold                                      1,172       $ 12,224           1,200     $ 12,043
Issued as reinvestment of dividends          39            412              35          359
Redeemed                                 (1,432)       (14,923)              -*          (2)
                                     -------------------------         --------------------
Net increase/(decrease)                    (221)      $ (2,287)          1,235     $ 12,400
                                     =========================         ====================

----------
(a) Portfolio commenced operations on August 30, 2002.

* Amount represents less than 500 shares and / or $500, as applicable.

                                              MORTGAGE- AND ASSET-BACKED PORTFOLIO
                                     -------------------------------------------------------
                                           SIX MONTHS ENDED                PERIOD ENDED
                                     SEPTEMBER 30, 2003 (UNAUDITED)     MARCH 31, 2003 (a)
                                     ------------------------------    ---------------------
           (IN THOUSANDS)                SHARES        DOLLARS          SHARES      DOLLARS
                                     ------------------------------    ---------------------
Sold                                      6,595       $ 66,041             899     $  9,056
Issued as reinvestment of dividends           4             45               8           79
Redeemed                                 (1,208)       (12,160)              -*           -*
                                      ------------------------         --------------------
Net increase                              5,391       $ 53,926             907     $  9,135
                                      ========================         ====================

----------
(a) Portfolio commenced operations on August 30, 2002.

* Amount represents less than 500 shares and / or $500, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

CORPORATE BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  SIX MONTHS
                                                                 ENDED 9/30/03    PERIOD ENDED
                                                                  (UNAUDITED)       3/31/03 *
                                                                 -------------    ------------
Net asset value, beginning of period                              $    10.33      $    10.00
                                                                  ----------      ----------

Investment income from operations:
Net investment income  #                                                0.25            0.44
Net realized and unrealized gain on investments                         0.19            0.24
                                                                  ----------      ----------

Net increase in net assets resulting from investment operations         0.44            0.68

Distributions to shareholders:
Dividends from net investment income                                   (0.25)          (0.26)
Distributions from net realized gains                                  (0.05)          (0.09)
                                                                  ----------      ----------

Total dividends and distributions                                      (0.30)          (0.35)

Net asset value, end of period                                    $    10.47      $    10.33
                                                                  ==========      ==========

Total return ++                                                         4.25%           6.99%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                   $   46,065      $   14,772
Ratio of net investment income to average net assets                    4.58%+          4.66%+
Portfolio turnover rate                                                   51%            183%

----------
* Portfolio commenced operations on August 30, 2002.

+ Annualized.

++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

# Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

HIGH INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  SIX MONTHS
                                                                 ENDED 9/30/03    PERIOD ENDED
                                                                  (UNAUDITED)       3/31/03 *
                                                                 -------------    ------------
Net asset value, beginning of period                              $    10.24      $    10.00
                                                                  ----------      ----------

Investment income from operations
Net investment income #                                                 0.45            0.35
Net realized and unrealized gain on investments                         0.28            0.24
                                                                  ----------      ----------

Net increase in net assets resulting from investment operations         0.73            0.59

Distributions to shareholders:
Dividends from net investment income                                   (0.45)          (0.34)
Distributions from net realized gains                                  (0.06)          (0.01)
                                                                  ----------      ----------

Total dividends and distributions                                      (0.51)          (0.35)

Net asset value, end of period                                    $    10.46      $    10.24
                                                                  ==========      ==========

Total return ++                                                         7.26%           6.02%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                   $   10,609      $   12,643
Ratio of net investment income to average net assets                    8.40%+          6.12%+
Portfolio turnover rate                                                  143%             84%

----------
* Portfolio commenced operations on August 30, 2002.

+ Annualized.

++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

# Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

MORTGAGE- AND ASSET-BACKED PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                  SIX MONTHS
                                                                 ENDED 9/30/03    PERIOD ENDED
                                                                  (UNAUDITED)       3/31/03 *
                                                                 -------------    ------------
Net asset value, beginning of period                              $    10.15      $    10.00
                                                                  ----------      ----------

Investment income from operations
Net investment income  #                                                0.10            0.17
Net realized and unrealized gain on investments                            -**          0.14
                                                                  ----------      ----------

Net increase in net assets resulting from investment operations         0.10            0.31

Distributions to shareholders:
Dividends from net investment income                                   (0.10)          (0.10)
Distributions from net realized gains                                  (0.09)          (0.06)
                                                                  ----------      ----------

Total dividends and distributions                                      (0.19)          (0.16)

Net asset value, end of period                                    $    10.06      $    10.15
                                                                  ==========      ==========

Total return ++                                                         1.04%           3.08%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                                   $   63,379      $    9,205
Ratio of net investment income to average net assets                    2.09%+          1.82%+
Portfolio turnover rate                                                  405%            688%

----------
* Portfolio commenced operations on August 30, 2002.

** Amount represents less than $0.01.

+ Annualized.

++ Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

# Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)

Nations Funds Trust ("Funds Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 2003, Funds Trust offered fifty-seven separate portfolios. These financial statements pertain to the following portfolios of Funds Trust:
Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio and High Income Portfolio (each a "Portfolio" and collectively, the "Portfolios"). The Portfolios are only available through certain wrap fee programs and certain other managed accounts, including those sponsored or managed by Bank of America and its affiliates.

There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic instruments. These risks include those resulting from currency fluctuations, future adverse political and economic developments and possible imposition of currency exchange blockages or other foreign government laws or restrictions. The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.

The High Income Portfolio principally invests in high yield securities (sometimes called "junk bonds"), which are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. These securities pay a premium - a high interest rate or yield - because of the increased risk of loss. These securities can also be subject to greater price volatility.

1. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities, including options and futures contracts, traded on a recognized exchange are valued at the last sale price on the exchange or market on which such securities are primarily traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Securities which are primarily traded on foreign securities exchanges are valued at the last available closing values on their respective exchanges where primarily traded, or at the mean between the closing bid and ask prices if no sales are recorded. Securities are generally valued using prices provided by a pricing service or based upon broker-dealer quotations. Certain prices provided by broker-dealers

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

or the pricing service may be based on a matrix pricing system, which considers such factors as security prices, yields and maturities on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value. Investments in other Nations Funds are valued at their net asset value as determined by the applicable Nations Funds' prospectus.

Futures contracts: The Portfolios may invest in futures contracts for the purposes of hedging against changes in values of the Portfolios' securities or changes in the prevailing levels of interest rates or currency exchange rates or to enhance the Portfolios' return. Upon entering into a futures contract, a Portfolio is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Portfolio each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract on the closing date and the value of the contract when originally entered into.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Options: The Portfolios may purchase and write call and put options on securities, futures and swap contracts ("swaptions"). A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures, and to seek to enhance return.

The Portfolios may write covered call options and put options on securities in which they are permitted to invest from time to time in seeking to attain each Portfolio's objective. Call options written by a Portfolio give the holder the right to buy the underlying securities from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price. In the case of put

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

options, a Portfolio is required to maintain in a separate account liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Portfolios may also write combinations of covered puts and calls on the same underlying security. When a Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

The Portfolios typically receive a premium from writing a put or call option, which would increase the Portfolios' return in the event the option expires unexercised or is closed out at a profit. The amount of the premium would reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss if the purchase price exceeds the market value plus the amount of the premium received, unless the security subsequently appreciates in value.

A Portfolio may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option. In the case of a put option, any loss so incurred may be partially or entirely offset by the premium received. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Portfolio.

Swaps: The Portfolios may engage in swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in interest income. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Portfolio's basis in the swap and the proceeds from (or cost of) the closing transaction.

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

If there is a default by the counterparty to a swap contract, a Portfolio will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts or that, in the event of default, a Portfolio will succeed in pursuing contractual remedies. A Portfolio thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize this risk.

The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the related amounts recognized in the Statements of net assets.

When-issued/delayed delivery securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Portfolio enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized losses on the underlying securities purchased and any unrealized gains on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and losses are recorded and reported in the same manner.

Stripped securities: Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Portfolio may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Dollar Rolls: The Portfolios may enter into dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. The Portfolio's policy is to record the component of dollar

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls") as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. Mortgage- & Asset-Backed Portfolio had dollar rolls outstanding as of September 30, 2003, which are included in Payable for investment securities purchased on its Statement of assets and liabilities. Each Portfolio maintains a segregated account of U.S. Government securities or other liquid assets, the dollar value of which is equal to its obligation with respect to dollar rolls.

Securities transactions and investment income: Securities transactions are recorded on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income (including dividend income from affiliated funds) is recorded on ex-dividend date.

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare and pay dividends from net investment income monthly. Each Portfolio will distribute net realized capital gains (including net short-term capital gains) at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for federal income or excise taxes.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Funds Trust has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Capital Management, LLC ("BACAP"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BACAP provides investment advisory services to the Portfolios. BACAP does not receive any fee for its investment advisory services and has agreed to bear all fees and expenses of the Portfolios, except taxes, brokerage fees and commissions costs, including interest

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

expenses of borrowing money, extraordinary expenses, and any applicable rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees.

BACAP Distributors, LLC ("BACAP Distributors"), a wholly-owned subsidiary of Bank of America, serves as sole administrator of Funds Trust. Under the administration agreement, BACAP Distributors does not receive any fee for its services. The Bank of New York ("BNY") serves as sub-administrator of Funds Trust pursuant to agreements with BACAP Distributors.

The Portfolios do not incur any fees or expenses. Participants in the wrap fee programs eligible to invest in the Portfolios are required to pay fees to the program sponsor pursuant to separate agreements and should review the wrap program disclosure document for fees and expenses charged.

BNY serves as the custodian of the Funds Trust's assets.

PFPC Inc. serves as the transfer agent for the Portfolios' shares.

BACAP Distributors serves as distributor of the Portfolios' shares. BACAP Distributors does not receive a fee for its services.

No officer, director or employee of Bank of America, BACAP Distributors or BACAP, or any affiliate thereof, receives any compensation from Funds Trust for serving as Trustee or Officer of Funds Trust.

A significant portion of the Portfolios represent investments by fiduciary accounts over which Bank of America has either sole or joint discretion.

The Portfolios have made daily investments of cash balances in the Nations Cash Reserves, another portfolio of Funds Trust, pursuant to an exemptive order received from the Securities and Exchange Commission. The income earned by each Portfolio from such investments is included in its Statement of operations as "Dividend income from affiliated funds". BACAP and BACAP Distributors have earned fees related to investments in affiliated funds.

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government securities and short-term investments, for the six months ended September 30, 2003 were as follows:

                             PURCHASES   SALES
                               (000)     (000)
                             ---------  -------
Corporate Bond.............   $32,669   $ 4,937
High Income................    11,236    10,829
Mortgage-and Asset-Backed..       147         -

The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the six months ended September 30, 2003 were as follows:

                             PURCHASES   SALES
                               (000)     (000)
                             ---------  -------
Corporate Bond.............  $  3,967   $ 4,150
High Income................       493       702
Mortgage-and Asset-Backed..   111,114    66,202

4. FUTURES CONTRACTS

At September 30, 2003, the following Portfolios had futures contracts open:

                                                                                                UNREALIZED
                                                           VALUE OF                           APPRECIATION /
                                             NUMBER OF   CONTRACT WHEN   MARKET VALUE OF      (DEPRECIATION)
                DESCRIPTION                  CONTRACTS    OPENED (000)    CONTRACTS (000)          (000)
------------------------------------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO:
U.S. 2 year Treasury Note Futures (long
  position) expiring December 2003 (a)            5         $ 1,064          $ 1,078               $  14
U.S. 5 year Treasury Note Futures (long
  position) expiring December 2003 (a)           15           1,677            1,702                  25
U.S. 10 year Treasury Note Futures (long
  position) expiring December 2003 (a)            7             741              785                  44
U.S. 10 year Treasury Note Futures (short
  position) expiring December 2003 (a)          (33)         (3,634)          (3,783)               (149)
                                                                                                   -----
  Total net unrealized depreciation                                                                $ (66)
                                                                                                   =====

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)

                                                                                                UNREALIZED
                                                           VALUE OF                           APPRECIATION /
                                             NUMBER OF   CONTRACT WHEN   MARKET VALUE OF      (DEPRECIATION)
                DESCRIPTION                  CONTRACTS    OPENED (000)    CONTRACTS (000)          (000)
------------------------------------------------------------------------------------------------------------
MORTGAGE- AND ASSET-BACKED PORTFOLIO:
U.S. 5 year Treasury Note Futures (long
  position) expiring December 2003 (a)            7         $   785         $    794              $  9
U.S. 10 year Treasury Note Futures (short
  position) expiring December 2003 (a)          (14)         (1,573)          (1,604)              (31)
U.S. 20 year Treasury Bond Futures (short
  position) expiring December 2003 (a)           (4)           (436)            (449)              (13)
                                                                                                  ----
  Total net unrealized depreciation                                                               $(35)
                                                                                                  ====

----------
(a) Securities have been segregated as collateral for the Portfolios' open futures contracts.

5. WRITTEN OPTIONS

Written options for the Mortgage- and Asset-Backed Portfolio six months ended September 30, 2003 aggregated the following:

                                                    PREMIUM
                                       NUMBER OF    RECEIVED
     SUMMARY OF WRITTEN OPTIONS        CONTRACTS      (000)
------------------------------------------------------------
Outstanding at March 31, 2003........     0.24       $   2
Contracts opened.....................     4.58          27
Contracts closed.....................    (1.56)         (9)
Contracts expired....................    (3.26)        (20)
                                         -----       -----
Outstanding at September 30, 2003....      ---       $ ---
                                         =====       =====

6. SWAP CONTRACTS

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

At September 30, 2003, the following Portfolios had swap contracts outstanding:

                                                                                                       UNREALIZED
                                        NOTIONAL            PAYMENTS                 PAYMENTS         APPRECIATION /
                                         AMOUNT              MADE BY               RECEIVED BY        (DEPRECIATION)
         DESCRIPTION                     (000)            THE PORTFOLIO           THE PORTFOLIO            (000)
---------------------------------------------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO:
Contract with Lehman Brothers
   Inc., effective October 16,                                                   Monthly Lehman
   2002, expiring November                               1-month LIBOR         Brother U.S. Credit
   1, 2003 (a)......................    $ 1,000             + 0.90%                   Index              $     21
                                                                                                         ========
HIGH INCOME PORTFOLIO:
Contract with Merrill Lynch
   Corporate and Institutional
   Client Group, effective                                                       Monthly Merrill
   January 31, 2003, expiring                            1-month LIBOR           Lynch U.S. High
   February 1, 2004 (a).............    $ 2,000             + 0.65%                Yield Index           $     40
                                                                                                         ========
MORTGAGE- AND ASSET-BACKED
   PORTFOLIO:
Contract with Morgan Stanley,                           Lehman CMBS Aaa
   effective                                                 Index
   September 30, 2003,                                (Prior floating rate         Lehman CMBS
   expiring December 31,                             minus current floating      Aaa Index Spread
   2003 (a).........................    $ 1,200          rate) x factor              + 0.44%             $      -
                                                                                                         ========

----------
(a) Fair value.

7.  SHARES OF BENEFICIAL INTEREST

As of September 30, 2003, an unlimited number of shares of beneficial interest without par value were authorized for Funds Trust. See Schedules of capital stock activity.

8. LINE OF CREDIT

Funds Trust participates with other Nations Funds in a $1 billion uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). The Agreement is renewable on an annual basis in June of each year. Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of net assets (not

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement of no less than 4 to 1. The Portfolios had no borrowings outstanding at September 30, 2003.

9. INCOME TAXES

At September 30, 2003, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of investments for each Portfolio were as follows:

                                                                                                 NET TAX
                                                                               NET TAX          UNREALIZED
                                COST OF                                      UNREALIZED        APPRECIATION/
                              INVESTMENTS    GROSS TAX       GROSS TAX      APPRECIATION/     (DEPRECIATION)
                                FOR TAX      UNREALIZED     UNREALIZED    (DEPRECIATION) ON    ON DERIVATIVE
                               PURPOSES     APPRECIATION   DEPRECIATION      INVESTMENTS        SECURITIES
        PORTFOLIO                (000)         (000)           (000)            (000)              (000)
-------------------------------------------------------------------------------------------------------------
Corporate Bond                  $45,782        $1,107         $  (4)           $1,103             $ (45)
High Income                      12,387           232          (108)              124                40
Mortgage- and Asset-Backed       96,813           539            (5)              534               (35)

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended March 31, 2003, the following Portfolios elected to defer losses occurring between November 1, 2002 and March 31, 2003 under these rules, as follows:

                                        CAPITAL LOSSES DEFERRED
PORTFOLIO                                        (000)
----------------------------------------------------------------
Corporate Bond                                   $ 26
Mortgage- and Asset-Backed                         16

10. EVENTS

On September 3, 2003, the Office of the Attorney General for the State of New York ("NYAG") simultaneously filed and settled a complaint against Canary Capital Partners, LLC, et al. (collectively, "Canary"). The complaint alleged, among other things, that Canary engaged in improper trading in certain Nations Funds. Specifically, the NYAG alleged that Canary engaged in activities that it characterized as "market timing" and also "late trading". On September 8, 2003, Bank of America Corporation announced that, to the extent that the independent trustees determine that Nations Funds shareholders were adversely affected by a discretionary market-timing agreement or late trading activities, the adviser will make appropriate restitution. Bank of America Corporation also announced that the adviser will promptly return to Nations Funds that were the subject of a market-timing agreement all management and investment advisory fees it received as a

NATIONS FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                            (UNAUDITED)

result of such agreement. In addition, Bank of America Corporation has also agreed to make appropriate reimbursement of costs incurred by Nations Funds in connection with this matter. On September 16, 2003, the NYAG announced a criminal action, and the SEC announced a civil action, against a former employee of Banc of America Securities, LLC, a selling agent affiliated with the Nations Funds' distributor and adviser. In connection with these events, various lawsuits have been filed, some of which name Nations Funds, among others, as defendants.

ITEM 2.  CODE OF ETHICS.
          Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
          Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          Not Applicable.

ITEM 5.-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          Not Applicable.

ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

         (a)(1) Not applicable.

         (a)(2) EX-99.CERT
                A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

          (b)   EX-99.906CERT
                Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nations Funds Trust
            ------------------------------------------------

By:  /s/ Edward D. Bedard
     Edward D. Bedard
     President and Chief Executive Officer

Date:  December 9, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Edward D. Bedard
     Edward D. Bedard
     President and Chief Executive Officer

Date:  December 9, 2003


By:  /s/ Gerald Murphy
     Gerald Murphy
     Chief Financial Officer and Treasurer

Date:  December 9, 2003



* Print the name and title of each signing officer under his or her signature.